UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811‑22811

Bridge Builder Trust
(Exact name of registrant as specified in charter)

Bridge Builder Trust
12555 Manchester Road
St. Louis, MO, 63131
(Address of principal executive offices)

Evan S. Posner, Principal Executive Officer
Bridge Builder Trust
c/o 12555 Manchester Road
St. Louis, MO 63131
(Name and address of Agent for service)

Registrant’s telephone number, including area code: (314) 515‑3289
Date of fiscal year end: June 30
Date of reporting period: June 30, 2026
Form N‑CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS.
The following is a copy of the Registrant’s annual report transmitted to shareholders pursuant to Rule 30e‑1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e‑1).

BRIDGE BUILDER CORE BOND FUND	TICKER BBTBX

June 30, 2026

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Core Bond Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”). You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1‑855‑823‑3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Core Bond Fund	$12	0.12%
How did the Fund perform during the Reporting Period?
The Fund returned 4.04% during the fiscal year ended June 30, 2026, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 3.79% for the same period.
Bond market returns were positive but uneven during the fiscal year, as investors navigated shifting expectations for economic growth, inflation, monetary and fiscal policy, and heightened geopolitical risk. Most taxable fixed-income sectors generated gains despite periodic bouts of volatility.
After cutting its target policy rate three times in 2025’s second half, the U.S. Federal Reserve remained on hold in the first half of 2026, as inflation proved somewhat persistent and economic activity remained resilient. While markets periodically anticipated additional policy easing, uncertainty surrounding the inflation outlook and labor market kept interest-rate expectations volatile.
U.S. Treasury performance lagged many spread sectors during the fiscal year as longer-term yields moved higher amid concerns about government borrowing needs, fiscal deficits, and the outlook for growth and inflation. The Treasury yield curve continued its normalization, with the previously inverted curve steepening over the period.
Credit-sensitive sectors, including investment-grade corporates, high-yield bonds, and emerging-markets debt, generally outperformed government bonds. Strong corporate fundamentals and continued demand for yield supported credit markets, although spreads temporarily widened during periods of heightened macroeconomic and geopolitical uncertainty.
Securitized sectors, including mortgage-backed and asset-backed securities, benefited from their attractive income characteristics and generally resilient consumer and corporate balance sheets. These sectors continued to offer compelling relative value compared with similarly rated government securities.
The U.S. dollar delivered mixed results against other currencies during the fiscal year. Dollar weakness relative to many emerging-markets currencies provided a tailwind for local-currency emerging-markets debt, while its strength against major developed-market currencies, including the euro and Japanese yen, weighed on unhedged developed-markets debt.
Contributors to the Fund’s outperformance included security selection within the corporate bond sector among industrial issuers, the Fund’s underweight allocation to U.S. Treasuries, and sector duration positioning.
Detractors from performance included security selection within the securitized sector, although this was largely offset by the Fund’s overweight allocation to the sector.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Fund’s return to a hypothetical $10,000 investment in the Bloomberg U.S. Aggregate Bond Index, an index representing the overall United States investment-grade bond market.

Average annual total returns:	1 Year	5 Years	10 Years

Bridge Builder Core Bond Fund	4.04%	0.53%	2.07%

Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.

bridgebuildermutualfunds.com

BRIDGE BUILDER CORE BOND FUND	TICKER BBTBX

June 30, 2026

The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics:

Total net assets (000s)	$28,549,510

Number of portfolio holdings	5,391

Portfolio turnover rate	148%

Advisory fees paid (000s)	$25,843
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit Quality Allocation (% of Investments)**

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the

NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not of the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.
Availability of Additional Information
You can find additional information on the Fund’s website, www.bridgebuildermutualfunds.com including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000261	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER CORE PLUS BOND FUND	TICKER BBCPX

June 30, 2026

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Core Plus Bond Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”). You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1‑855‑823‑3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Core Plus Bond Fund	$14	0.14%
How did the Fund perform during the Reporting Period?
The Fund returned 4.76% during the fiscal year ended June 30, 2026, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 3.79% for the same period.
Bond market returns were positive but uneven during the fiscal year, as investors navigated shifting expectations for economic growth, inflation, monetary and fiscal policy, and heightened geopolitical risk. Most taxable fixed-income sectors generated gains despite periodic bouts of volatility.
After cutting its target policy rate three times in 2025’s second half, the U.S. Federal Reserve remained on hold in the first half of 2026, as inflation proved somewhat persistent and economic activity remained resilient. While markets periodically anticipated additional policy easing, uncertainty surrounding the inflation outlook and labor market kept interest-rate expectations volatile.
U.S. Treasury performance lagged many spread sectors during the fiscal year as longer-term yields moved higher amid concerns about government borrowing needs, fiscal deficits, and the outlook for growth and inflation. The Treasury yield curve continued its normalization, with the previously inverted curve steepening over the period.
Credit-sensitive sectors, including investment-grade corporates, high-yield bonds, and emerging-markets debt, generally outperformed government bonds. Strong corporate fundamentals and continued demand for yield supported credit markets, although spreads temporarily widened during periods of heightened macroeconomic and geopolitical uncertainty.
Securitized sectors, including mortgage-backed and asset-backed securities, benefited from their attractive income characteristics and generally resilient consumer and corporate balance sheets. These sectors continued to offer compelling relative value compared with similarly rated government securities.
The U.S. dollar experienced mixed performance against other currencies during the fiscal year. Dollar weakness relative to many emerging-markets currencies provided a tailwind for local-currency emerging-markets debt, while its strength compared to major developed-market currencies, such as the euro and Japanese yen, weighed on unhedged developed-markets debt.
Contributors to the Fund’s outperformance included its allocation to securitized sectors, particularly its overweight positions in agency mortgage-backed securities and securitized credit, as well as its exposure to local-currency and hard-currency emerging markets debt.
The Fund’s overweight duration position detracted modestly from performance.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Fund’s return to a hypothetical $10,000 investment in the Bloomberg U.S. Aggregate Bond Index, an index representing the overall United States investment-grade bond market.

Average annual total returns:	1 Year	5 Years	10 Years
Bridge Builder Core Plus Bond Fund	4.76%	0.94%	2.51%

Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.

bridgebuildermutualfunds.com

BRIDGE BUILDER CORE PLUS BOND FUND	TICKER BBCPX

June 30, 2026

The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics:

Total net assets (000s)	$48,177,715

Number of portfolio holdings	3,899

Portfolio turnover rate	415%

Advisory fees paid (000s)	$56,524
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit Quality Allocation (% of Investments)**

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent

NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not of the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.
Availability of Additional Information
You can find additional information on the Fund’s website, www.bridgebuildermutualfunds.com including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000262	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER MUNICIPAL BOND FUND	TICKER BBMUX

June 30, 2026

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Municipal Bond Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”). You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1‑855‑823‑3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Municipal Bond Fund	$12	0.12%
How did the Fund perform during the Reporting Period?
The Fund returned 6.32% during the fiscal year ended June 30, 2026, outperforming its benchmark, the Bloomberg Municipal 1‑15 Year Index, which returned 5.49% during the same period.
Municipal bond investors navigated a challenging market environment during the fiscal year as expectations for economic growth, inflation, monetary and fiscal policy, and geopolitical developments continued to evolve. Despite this uncertainty, municipal bonds generated solid returns across most sectors.
After reducing its target policy rate three times during the second half of 2025, the U.S. Federal Reserve remained on hold throughout the first half of 2026 as inflation remained somewhat persistent and economic activity proved resilient. Although markets periodically anticipated additional rate cuts, uncertainty surrounding the inflation outlook and labor market conditions contributed to volatility in interest rate expectations.
U.S. Treasury securities lagged many spread sectors during the fiscal year as longer-term yields moved higher amid concerns regarding government borrowing needs, fiscal deficits, and the outlook for economic growth and inflation. The Treasury yield curve continued to normalize, with the previously inverted curve steepening over the period.
In contrast, the municipal yield curve began the fiscal year relatively steep and flattened modestly as yields on longer-maturity bonds declined more than those on intermediate- and shorter-maturity bonds. Municipal bonds generally outperformed Treasuries as strong retail demand absorbed elevated new issuance.
The decline in municipal yields across the curve benefited longer-maturity bonds most, while shorter-maturity bonds lagged. Municipal credit spreads narrowed later in the period, supporting performance among A- and BBB-rated issues relative to higher-quality bonds. High-yield municipal bonds also benefited from spread tightening, although issuer-specific challenges led to performance dispersion within the sector.
The Fund’s overweight duration position and yield curve positioning, particularly its overweight allocation to longer-maturity bonds and underweight allocation to shorter-maturity bonds, were the primary contributors to relative performance. The Fund’s overweight exposure to mid-quality municipal bonds and modest allocation to lower-quality issues also contributed positively to results.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Fund’s return to a hypothetical $10,000 investment in the Bloomberg Municipal Bond Index, an index representing the overall applicable tax-exempt bond market, and to the Bloomberg Municipal 1-15 Year Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	5 Years	10 Years
Bridge Builder Municipal Bond Fund	6.32%	1.51%	2.30%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%
Bloomberg Municipal 1‑15 Year Index	5.49%	1.33%	2.07%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER MUNICIPAL BOND FUND	TICKER BBMUX

June 30, 2026

Key Fund Statistics:

Total net assets (000s)	$20,890,837

Number of portfolio holdings	5,785

Portfolio turnover rate	23%

Advisory fees paid (000s)	$19,969
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit Quality Allocation (% of Investments)**

State Allocation (% of Long-Term Investments)

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not of the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Availability of Additional Information
You can find additional information on the Fund’s website, www.bridgebuildermutualfunds.com including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000263	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND	TICKER BBMHX

June 30, 2026

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Municipal High‑Income Bond Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”). You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1‑855‑823‑3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Municipal High-Income Bond Fund	$17	0.16%
How did the Fund perform during the Reporting Period?
The Fund returned 9.32% during the fiscal year ended June 30, 2026, outperforming its benchmark, the Bloomberg Municipal 65% High-Grade/35% High Yield Index, which returned 7.03% during the same period.
Bond investors navigated an uncertain market climate during the period, amid shifting expectations for economic growth, inflation, monetary and fiscal policy, and heightened geopolitical risk. Despite the uncertainty, municipal bond sectors delivered healthy gains for the period.
After cutting its target policy rate three times in 2025’s second half, the U.S. Federal Reserve remained on hold in the first half of 2026, as inflation proved somewhat persistent and economic activity remained resilient. While markets periodically anticipated additional policy easing, uncertainty surrounding the inflation outlook and labor market kept interest-rate expectations volatile.
U.S. Treasury performance lagged many spread sectors during the fiscal year as longer-term yields moved higher amid concerns about government borrowing needs, fiscal deficits, and the outlook for growth and inflation. The Treasury yield curve continued its normalization, with the previously inverted curve steepening over the period.
Unlike the Treasury yield curve, the municipal bond yield curve began the period relatively steep and flattened somewhat as longer-maturity yields fell more than intermediate- and short‑maturity yields. Municipal bonds generally outperformed Treasuries, as strong retail demand for municipals overcame elevated supply.
Over the period, declining yields across the municipal bond yield curve generally supported positive returns, with long-maturity municipal securities benefiting more than short-maturity issues. Credit spread tightening later in the period contributed to stronger performance among A- and BBB-rated municipal securities relative to higher-quality issues. High-yield municipal bonds also benefited from spread tightening, although credit challenges affecting certain issuers resulted in performance dispersion across high-yield municipal funds.
The Fund’s security selection within revenue sectors, particularly utilities and transportation, contributed to positive excess returns relative to the benchmark.
The Fund’s interest rate positioning detracted from relative performance.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (April 13, 2023) to June 30, 2026. It compares the Fund’s return to a hypothetical $10,000 investment in the Bloomberg Municipal Bond Index, an index representing the overall applicable tax-exempt bond market, and to the Bloomberg Municipal 65% High-Grade/35% High Yield Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	Since Inception (4/13/2023)

Bridge Builder Municipal High-Income Bond Fund	9.32%	5.46%

Bloomberg Municipal Bond Index	7.03%	3.10%

Bloomberg Municipal 65% High-Grade/35% High Yield Index	7.03%	3.91%

bridgebuildermutualfunds.com

BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND	TICKER BBMHX

June 30, 2026

The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics:

Total net assets (000s)	$6,453,410

Number of portfolio holdings	3,622

Portfolio turnover rate	34%

Advisory fees paid (000s)	$7,380
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit Quality Allocation (% of Investments)**

State Allocation (% of Long-Term Investments)

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not of the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Availability of Additional Information
You can find additional information on the Fund’s website, www.bridgebuildermutualfunds.com including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000264	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER LARGE CAP GROWTH FUND	TICKER BBGLX

June 30, 2026

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Large Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”). You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1‑855‑823‑3611. This report describes changes to the Fund that occurred during the Reporting Period.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Large Cap Growth Fund	$21	0.20%
How did the Fund perform during the Reporting Period?
The Fund returned 10.45% during the fiscal year ended June 30, 2026, underperforming its benchmark, the Russell 1000® Growth Index, which returned 17.71% during the same period.
The Fund’s underperformance was concentrated in the third quarter of 2025 and second quarter of 2026, with the majority occurring during the third quarter of 2025.
Both periods were characterized by exceptionally strong equity market returns, with the Index gaining 10.51% in the third quarter of 2025 and 16.74% in the second quarter of 2026. Market leadership during both quarters was heavily concentrated in companies tied to artificial intelligence-related themes.
The technology sector contributed approximately 75% of the Index’s total return in each period, while only two sectors outperformed the broader Index. This narrow market leadership favored a limited group of technology-related stocks and created a challenging environment for more diversified investment approaches.
As a result, the Fund’s broad exposure across sectors and investment themes lagged the highly concentrated, AI-driven leadership that dominated benchmark performance during those periods.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000® Index, an index representing the overall United States equity market, and to the Russell 1000® Growth Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	5 Years	10 Years
Bridge Builder Large Cap Growth Fund	10.45%	8.37%	14.84%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Growth Index	17.71%	13.71%	18.58%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER LARGE CAP GROWTH FUND	TICKER BBGLX

June 30, 2026

Key Fund Statistics:

Total net assets (000s)	$30,253,989

Number of portfolio holdings	221

Portfolio turnover rate	49%

Advisory fees paid (000s)	$52,114
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current Prospectus dated October 27, 2025, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2026, at www.bridgebuildermutualfunds.com/literature or by contacting us at 1‑855‑823‑3611.
As approved by the Trustees of the Bridge Builder Trust, Russell Investment Management, LLC (“RIM”) was added as a new sub‑adviser to an allocated portion of the Fund, and BlackRock Investment Management, LLC (“BlackRock”) was removed as a sub‑adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of RIM and the removal of BlackRock.
Availability of Additional Information
You can find additional information on the Fund’s website, www.bridgebuildermutualfunds.com including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000265	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER LARGE CAP VALUE FUND	TICKER BBVLX

June 30, 2026

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Large Cap Value Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”). You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1-855-823-3611. This report describes changes to the Fund that occurred during the Reporting Period.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Large Cap Value Fund	$23	0.21%
How did the Fund perform during the Reporting Period?
The Fund returned 18.56% during the fiscal year ended June 30, 2026, underperforming its benchmark, the Russell 1000® Value Index, which returned 27.09% during the same period.
The majority of the Fund’s underperformance relative to the Index occurred during the first half of the calendar year 2026.
During the first quarter of 2026, relative performance was negatively affected by the Fund’s overweight exposures to the financials and health care sectors, as well as stock selection within the technology sector. Within technology, investor preference shifted toward memory-related companies, while many semiconductor and software companies lagged. The Fund’s limited exposure to the narrow group of outperforming memory stocks detracted from relative results.
Performance challenges within the technology sector persisted during the second quarter of 2026. Technology stocks contributed approximately 70% of the Index’s total return during the quarter, driven largely by strength in memory-related companies. Micron Technology represented the Fund’s single largest relative detractor and accounted for approximately 80% of the Fund’s underperformance versus the Index during the quarter.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000®Index, an index representing the overall United States equity market, and to the Russell 1000® Value Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	5 Years	10 Years

Bridge Builder Large Cap Value Fund	18.56%	10.43%	12.37%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Value Index	27.09%	11.17%	11.52%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER LARGE CAP VALUE FUND	TICKER BBVLX

June 30, 2026

Key Fund Statistics:

Total net assets (000s)	$29,129,057

Number of portfolio holdings	568

Portfolio turnover rate	64%

Advisory fees paid (000s)	$52,496
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current Prospectus dated October 27, 2025, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2026, at www.bridgebuildermutualfunds.com/literature or by contacting us at 1‑855‑823‑3611.
As approved by the Trustees of the Bridge Builder Trust, Russell Investment Management, LLC (“RIM”) and Dodge & Cox were each added as new sub-advisers to an allocated portion of the Fund, and BlackRock Investment Management, LLC (“BlackRock”) and Artisan Partners Limited Partnership (“Artisan Partners”) were each removed as sub-advisers to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of RIM and Dodge & Cox and the removal of BlackRock and Artisan Partners.
Availability of Additional Information
You can find additional information on the Fund’s website, www.bridgebuildermutualfunds.com including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000266	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER TAX MANAGED LARGE CAP FUND	TICKER BBTLX

June 30, 2026

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Tax Managed Large Cap Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”). You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1‑855‑823‑3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Tax Managed Large Cap Fund	$24	0.22%
How did the Fund perform during the Reporting Period?
The Fund returned 16.37% during the fiscal year ended June 30, 2026, underperforming its benchmark, the S&P 500 Index, which returned 22.32% during the same period.
A significant portion of the Fund’s underperformance occurred during the second quarter of 2026, which accounted for more than 4% of the Fund’s relative shortfall for the fiscal year.
The second quarter of 2026 was characterized by exceptionally strong equity market performance, with the Index returning more than 15%. Market leadership was highly concentrated, with the technology sector generating more than two-thirds of the Index’s total return for the quarter.
Technology was also the only sector to outperform the broader Index during the period, underscoring the narrow nature of market leadership. This concentration in a limited group of technology stocks was the primary driver of the Fund’s relative underperformance during the quarter and, consequently, for the fiscal year.
The technology sector accounted for approximately 70% of the Fund’s underperformance during the fiscal year. The remainder was primarily attributable to cash holdings and overweight positions in sectors that significantly lagged technology, including financials.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (June 1, 2022) to June 30, 2026. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000® Index, an index representing the overall United States equity market, and to the S&P 500 Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	Since Inception (6/1/2022)

Bridge Builder Tax Managed Large Cap Fund	16.37%	16.20%
Russell 3000® Index	22.81%	17.26%
S&P 500 Index	22.32%	17.63%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER TAX MANAGED LARGE CAP FUND	TICKER BBTLX

June 30, 2026

Key Fund Statistics:

Total net assets (000s)	$8,327,718

Number of portfolio holdings	381

Portfolio turnover rate	35%

Advisory fees paid (000s)	$15,541
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website, www.bridgebuildermutualfunds.com including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000267	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER SMALL/MID CAP GROWTH FUND	TICKER BBGSX

June 30, 2026

Annual Shareholder Report

This annual shareholder report contains important information about the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”). You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1-855-823-3611. This report describes upcoming changes to the Fund and changes to the Fund that occurred during the Reporting Period.

What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Small/Mid Cap Growth Fund	$36	0.33%
How did the Fund perform during the Reporting Period?
The Fund returned 20.58% during the fiscal year ended June 30, 2026, underperforming its benchmark, the Russell 2500® Growth Index, which returned 32.94% for the same period.
The largest drivers of relative underperformance came from individual stock exposure in aerospace & defense and electrical equipment, both of which were among the strongest performing industries.
Similarly, health care was also one of the industries where the Fund’s relative performance struggled due to an underweight in biotechnology, an overweight to health care equipment and supplies, and individual stock exposures in pharmaceuticals.
The Fund’s relative performance was further impaired by its intentional emphasis on higher-capitalization companies, including a larger allocation to mid-cap stocks, which underperformed small-cap stocks.
Contributing to relative returns was the overweight to consumer discretionary and individual stock exposure in information technology, specifically in electronic equipment instruments and components.
However, these contributors were not large enough to offset the negative detractors.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000®Index, an index representing the overall United States equity market, and to the Russell 2500® Growth Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	5 Years	10 Years

Bridge Builder Small/Mid Cap Growth Fund	20.58%	4.45%	12.03%

Russell 3000® Index	22.81%	12.30%	15.06%

Russell 2500® Growth Index	32.94%	4.98%	12.56%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER SMALL/MID CAP GROWTH FUND	TICKER BBGSX

June 30, 2026

Key Fund Statistics:

Total net assets (000s)	$11,156,741

Number of portfolio holdings	1,551

Portfolio turnover rate	107%

Advisory fees paid (000s)	$30,336
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current Prospectus dated October 27, 2025, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2026, at www.bridgebuildermutualfunds.com/literature or by contacting us at 1‑855‑823‑3611.
As approved by the Trustees of the Bridge Builder Trust, Russell Investment Management, LLC (“RIM”) and Los Angeles Capital Management LLC (“LA Capital”) were each added as new sub‑advisers to an allocated portion of the Fund, and BlackRock Investment Management, LLC (“BlackRock”) and Champlain Investment Partners, LLC (“Champlain”) were each removed as sub‑advisers to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of RIM and LA Capital and the removal of BlackRock and Champlain.
Subsequent to June 30, 2026 the Trustees of the Bridge Builder Trust approved the following changes to the Fund: (i) a change in the Fund name to Bridge Builder Mid Cap Fund, (ii) changes to the Fund’s principal investment strategy whereby the Fund will now primarily invest in securities of mid-capitalization companies and no longer invest primarily in the securities of both small- and mid-capitalization companies or follow an investing style that favors growth investments, and (iii) a new 80% investment policy to invest in securities of mid-capitalization companies. These changes are expected to be completed by October 28, 2026. In connection with these changes, the Trustees of the Bridge Builder Trust also approved:(i) the addition of Boston Partners Global Investors, Inc., LSV Asset Management, and Vaughan Nelson Investment Management, L.P. as new sub-advisers to an allocated portion of the Fund; and (ii) the termination of each of Eagle Asset Management, Inc. and Federated MDTA LLC as sub-advisers to an allocated portion of the Fund, with such terminations becoming effective in late September or early October 2026.
Availability of Additional Information
You can find additional information on the Fund’s website, www.bridgebuildermutualfunds.com including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000268	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER SMALL/MID CAP VALUE FUND	TICKER BBVSX

June 30, 2026

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”). You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1-855-823-3611. This report describes upcoming changes to the Fund and changes to the Fund that occurred during the Reporting Period.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Small/Mid Cap Value Fund	$42	0.37%
How did the Fund perform during the Reporting Period?
The Fund returned 26.03% during the fiscal year ended June 30, 2026, underperforming its benchmark, the Russell 2500® Value Index, which returned 38.54% for the same period.
The largest driver of relative underperformance came from individual stock exposure in information technology and health care industries.
Additionally, an underweight to information technology industries such as communications equipment and hardware storage & peripherals also detracted from the Fund’s relative performance.
The Fund’s relative performance was further impaired by its intentional emphasis on higher-capitalization companies, including a larger allocation to mid-cap stocks, which underperformed small-cap stocks.
Contributing to relative returns was the underweight to real estate. However, this was not large enough to offset the negative detractors.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000®Index, an index representing the overall United States equity market, and to the Russell 2500® Value Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	5 Years	10 Years
Bridge Builder Small/Mid Cap Value Fund	26.03%	9.36%	10.88%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 2500® Value Index	38.54%	10.28%	11.28%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER SMALL/MID CAP VALUE FUND	TICKER BBVSX

June 30, 2026

Key Fund Statistics:

Total net assets (000s)	$10,437,356

Number of portfolio holdings	2,161

Portfolio turnover rate	56%

Advisory fees paid (000s)	$31,933
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current Prospectus dated October 27, 2025, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2026, at www.bridgebuildermutualfunds.com/literature or by contacting us at 1‑855‑823‑3611.
As approved by the Trustees of the Bridge Builder Trust, Russell Investment Management, LLC (“RIM”) was added as a new sub‑adviser to an allocated portion of the Fund and BlackRock Investment Management, LLC (“BlackRock”) was removed as a sub‑adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of RIM and the removal of BlackRock.
Subsequent to June 30, 2026 the Trustees of the Bridge Builder Trust approved the following changes to the Fund: (i) a change in the Fund name to Bridge Builder Small Cap Fund, (ii) changes to the Fund’s principal investment strategy whereby the Fund will now primarily invest in securities of small capitalization companies and no longer invest primarily in securities of both small- and mid-capitalization companies or follow an investing style that favors value investments, (iii) a new 80% investment policy to invest in small-capitalization companies. These changes are expected to be completed by October 28, 2026. In connection with these changes, the Trustees of the Bridge Builder Trust also approved; (i) the addition of Eagle Asset Management, Inc., Federated MDTA LLC, Pacific Investment Management Company LLC and Stephens Investment Management Group, LLC as new sub-advisers to an allocated portion of the Fund and (ii) the termination of each of Boston Partners Global Investors, Inc., LSV Asset Management, Vaughan Nelson Investment Management, L.P and Diamond Hill Capital Management Inc. as sub-advisers to an allocated portion of the Fund, with such terminations becoming effective in late September or early October 2026.
Availability of Additional Information
You can find additional information on the Fund’s website, www.bridgebuildermutualfunds.com including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000269	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND	TICKER BBTSX

June 30, 2026

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Tax Managed Small/Mid Cap Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”). You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1‑855‑823‑3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Tax Managed Small/Mid Cap Fund	$45	0.40%
How did the Fund perform during the Reporting Period?
The Fund returned 24.63% during the fiscal year ended June 30, 2026, underperforming its benchmark, the Russell 2500® Index, which returned 36.72% during the same period.
U.S. equity markets delivered strong gains across the market capitalization spectrum during the fiscal year, with small companies outperforming mid- and large-cap companies. Within the Russell 2500® Index, the technology sector outperformed other sectors, led by companies perceived to benefit from the artificial intelligence growth theme.
The largest driver of relative underperformance came from individual stock exposure in the information technology and health care industries. The Fund’s underweight to a single computing storage company that generated outsized gains during the period was responsible for much of its underperformance in technology.
Offsetting weakness elsewhere in the technology sector, the Fund’s overweight position and stock selection within the semiconductors industry were relative bright spots.
The Fund’s intentional overweight to mid-cap stocks relative to the index also detracted as mid-cap stocks underperformed small cap stocks.
From a style factor risk perspective, the Fund’s underweight to equity market risk and the momentum factor—the top performing risk factors over the period—served as a headwind during a favorable climate for risk-taking.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (June 1, 2022) to June 30, 2026. It compares the Fund’s return to a hypothetical $10,000 investment in the Russell 3000®Index, an index representing the overall United States equity market, and to the Russell 2500® Index, an index reflecting the market sectors in which the Fund invests for the same period.

Average annual total returns:	1 Year	Since Inception (6/1/2022)

Bridge Builder Tax Managed Small/Mid Cap Fund	24.63%	11.86%
Russell 3000® Index	22.81%	17.26%
Russell 2500® Index	36.72%	14.18%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND	TICKER BBTSX

June 30, 2026

Key Fund Statistics:

Total net assets (000s)	$3,556,755

Number of portfolio holdings	942

Portfolio turnover rate	71%

Advisory fees paid (000s)	$10,769
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website, www.bridgebuildermutualfunds.com including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000270	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER INTERNATIONAL EQUITY FUND	TICKER BBIEX

June 30, 2026

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder International Equity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”). You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1‑855‑823‑3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder International Equity Fund	$35	0.33%
How did the Fund perform during the Reporting Period?
The Fund returned 14.62% during the fiscal year ended June 30, 2026, underperforming its benchmark, the MSCI EAFE Index, which returned 20.23% for the same period.
The largest driver of relative underperformance came from individual stock exposure in consumer discretionary, financials and information technology.
Financials represented the Fund’s largest source of relative underperformance despite producing strong absolute returns. The portfolio maintained a lower average weighting in the banking sector than the benchmark, resulting in a meaningful opportunity cost as European and Japanese banks significantly outperformed.
Consumer discretionary detracted substantially from relative performance. Holdings in broadline retail, specialty retail, hotels, restaurants and leisure companies lagged benchmark constituents.
Within information technology, the overweight to IT services, the overweight to semiconductors & semiconductor equipment and individual stock selection in semiconductors detracted.
Despite the detraction from individual stock exposure in information technology, the overweight to that same sector was a contributor. However, this was not large enough to offset the negative detractors.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund for the most recently completed 10 fiscal years. It compares the Fund’s return to a hypothetical $10,000 investment in the MSCI EAFE Index, an index representing the international developed equity markets.

Average annual total returns:	1 Year	5 Years	10 Years

Bridge Builder International Equity Fund	14.62%	7.04%	9.35%

MSCI EAFE Index	20.23%	9.05%	9.66%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER INTERNATIONAL EQUITY FUND	TICKER BBIEX

June 30, 2026

Key Fund Statistics:

Total net assets (000s)	$25,515,078

Number of portfolio holdings	861

Portfolio turnover rate	39%

Advisory fees paid (000s)	$71,715
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Country Allocation (% of Long-Term Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website, www.bridgebuildermutualfunds.com including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000271	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND	TICKER BBTIX

June 30, 2026

Annual Shareholder Report
This annual shareholder report contains important information about the Bridge Builder Tax Managed International Equity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Reporting Period”). You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature. You can also request this information by contacting us at 1‑855‑823‑3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Tax Managed International Equity Fund	$44	0.40%
How did the Fund perform during the Reporting Period?
The Fund returned 18.90% during the fiscal year ended June 30, 2026, underperforming its benchmark, the MSCI EAFE Index, which returned 20.23% for the same period.
The largest source of underperformance came from the Fund’s exposure within health care, where both sector allocation and stock selection negatively impacted returns. Holdings in the medical equipment, biotechnology, and health care services industries lagged broader international markets. Several higher-quality growth-oriented health care businesses experienced valuation pressure during the period despite maintaining attractive long-term fundamentals.
An overweight allocation to, and individual stock selection within, professional services in the industrials sector also detracted from relative returns.
Contributing to relative returns was the underweight to communication services, the overweight to information technology and individual stock exposure in information technology. However, this was not large enough to offset the negative detractors.
Fund Performance
The following graph illustrates the change in value of a hypothetical $10,000 investment in the Fund from its inception (June 1, 2022) to June 30, 2026. It compares the Fund’s return to a hypothetical $10,000 investment in the MSCI EAFE Index, an index representing the international developed equity markets.

Average annual total returns:	1 Year	Since Inception (6/1/2022)

Bridge Builder Tax Managed International Equity Fund	18.90%	12.47%
MSCI EAFE Index	20.23%	14.12%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Call 1-855-823-3611 or visit www.bridgebuildermutualfunds.com/literature for additional information.
The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

bridgebuildermutualfunds.com

BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND	TICKER BBTIX

June 30, 2026

Key Fund Statistics:

Total net assets (000s)	$2,828,430

Number of portfolio holdings	478

Portfolio turnover rate	25%

Advisory fees paid (000s)	$8,819
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Country Allocation (% of Long-Term Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website, www.bridgebuildermutualfunds.com including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000272	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant (also referred to as the “Trust”) has adopted a code of ethics (the “Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers”) that applies to the Registrant’s Principal Executive Officer and Principal Financial Officer.

(c) There was no amendment to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not applicable.

(f)(3) The Registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the Registrant at 1-855-823-3611, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s board of trustees has determined that Timothy Jacoby is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) – (d) The Registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit fees” refer to performing an audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related fees” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “All Other Fees” refer to products and services provided by the principal accountant other than those reported under “Audit Fees”, “Audit-Related Fees”, and “Tax Fees”. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2026	FYE 6/30/2025
Audit Fees	$1,048,300	$1,002,050
Audit-Related Fees	$0	$0
Tax Fees	$128,584	$129,936
All Other Fees	$0	$0

(e)(1) The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impact the auditor’s independence. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

The Audit Committee has delegated pre-approval authority to its Chair for engagements of less than $50,000. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chair is unavailable.

(e)(2) The percentage of services described in each of items (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were as follows:

	FYE 6/30/2026	FYE 6/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) For the fiscal years ended June 30, 2026 and June 30, 2025, the aggregate non-audit fees billed to the Registrant, the Registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser were $2,355,000 and $1,831,000, respectively.

(h) The Registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Annual Financial Statements

June 30, 2026

Bridge Builder Core Bond Fund

Bridge Builder Core Plus Bond Fund

Bridge Builder Municipal Bond Fund

Bridge Builder Municipal High-Income Bond Fund

Bridge Builder Large Cap Growth Fund

Bridge Builder Large Cap Value Fund

Bridge Builder Tax Managed Large Cap Fund

Bridge Builder Small/Mid Cap Growth Fund

Bridge Builder Small/Mid Cap Value Fund

Bridge Builder Tax Managed Small/Mid Cap Fund

Bridge Builder International Equity Fund

Bridge Builder Tax Managed International Equity Fund

Table of Contents

Page

Schedule of Investments

Bridge Builder Core Bond Fund	1

Bridge Builder Core Plus Bond Fund	124

Bridge Builder Municipal Bond Fund	237

Bridge Builder Municipal High-Income Bond Fund	369

Bridge Builder Large Cap Growth Fund	453

Bridge Builder Large Cap Value Fund	456

Bridge Builder Tax Managed Large Cap Fund	462

Bridge Builder Small/Mid Cap Growth Fund	466

Bridge Builder Small/Mid Cap Value Fund	481

Bridge Builder Tax Managed Small/Mid Cap Fund	501

Bridge Builder International Equity Fund	510

Bridge Builder Tax Managed International Equity Fund	521

Statements of Assets and Liabilities	528

Statements of Operations	531

Statements of Changes in Net Assets	534

Financial Highlights	540

Notes to Financial Statements	542

Report of Independent Registered Public Accounting Firm	578

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Traditional Funds	579

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Tax Managed Funds	586

Board Consideration of a New Investment Sub-Advisory Agreement with Dodge & Cox for the Bridge Builder Large Cap Value Fund	592

Board Consideration of a New Investment Sub-Advisory Agreement with Los Angeles Capital Management LLC for the Bridge Builder Small/Mid Cap Growth Fund	595

Board Consideration of a New Investment Sub-Advisory Agreement with Russell Investment Management, LLC for the Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund and Bridge Builder Small/Mid Cap Value Fund	598

General Information	601

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 98.90%
Asset-Backed Obligations – 8.63%
Academic Loan Funding Trust 2013-1
4.54% (30-day Average SOFR + 0.91%), 12/26/2044, Series 2013-1A, Class A (1)(2)	$271	$267
Accelerated 2021-1H LLC
1.90%, 10/20/2040, Series 2021-1H, Class B (1)	859	806
Affirm Asset Securitization Trust 2026-X1
4.27%, 04/15/2031, Series 2026-X1, Class A (1)	7,592	7,589
4.59%, 04/15/2031, Series 2026-X1, Class B (1)	2,500	2,495
Affirm Master Trust
4.37%, 02/15/2034, Series 2026-1A, Class A (1)	17,100	17,005
4.67%, 07/15/2033, Series 2025-2A, Class A (1)	12,100	12,123
4.99%, 02/15/2033, Series 2025-1A, Class A (1)	12,100	12,146
AMCR ABS Trust 2026-A
6.25%, 05/18/2033, Series 2026-A, Class B (1)	2,643	2,646
American Credit Acceptance Receivables Trust 2026-1
4.16%, 07/12/2029, Series 2026-1, Class A (1)	5,578	5,571
4.24%, 04/12/2030, Series 2026-1, Class B (1)	6,986	6,954
American Credit Acceptance Receivables Trust 2026-2
4.32%, 05/08/2030, Series 2026-2, Class A (1)	15,209	15,198
4.85%, 05/10/2032, Series 2026-2, Class C (1)	5,856	5,829
American Express Credit Account Master Trust Series 2025-5
4.51%, 07/15/2032, Series 2025-5, Class A	8,053	8,075
AmeriCredit Automobile Receivables Trust 2023-1
5.80%, 12/18/2028, Series 2023-1, Class C	6,800	6,865
AmeriCredit Automobile Receivables Trust 2026-1
4.15%, 11/18/2032, Series 2026-1, Class A3 (1)	6,547	6,509
AMSR 2021-SFR1 Trust
2.90%, 06/17/2038, Series 2021-SFR1, Class E2 (1)	3,950	3,726
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class E1 (1)	10,000	9,739
AMSR 2025-SFR1 Trust
3.66%, 06/17/2042, Series 2025-SFR1, Class B (1)	5,080	4,787
AMSR 2026-SFR1 Trust
3.78%, 04/17/2043, Series 2026-SFR1, Class C (1)	10,000	9,254
Aqua Finance Issuer Trust 2025-A
5.56%, 12/19/2050, Series 2025-A, Class B (1)	6,094	6,112
AutoNation Finance Trust 2026-2
4.29%, 09/17/2029, Series 2026-2A, Class A2 (1)	8,348	8,340
4.69%, 12/15/2031, Series 2026-2A, Class A4 (1)	4,696	4,706
4.95%, 03/15/2032, Series 2026-2A, Class B (1)	4,589	4,599
Avis Budget Rental Car Funding AESOP LLC
1.66%, 02/20/2028, Series 2021-2A, Class A (1)	14,400	14,230
3.83%, 08/21/2028, Series 2022-1A, Class A (1)	16,800	16,689
5.23%, 12/20/2030, Series 2024-3A, Class A (1)	5,400	5,466
5.36%, 06/20/2030, Series 2024-1A, Class A (1)	12,003	12,185
5.49%, 06/20/2029, Series 2023-4A, Class A (1)	5,986	6,059
5.57%, 10/20/2028, Series 2024-2A, Class B (1)	1,400	1,411
Avis Budget Rental Car Funding LLC
5.09%, 12/20/2032, Series 2026-4A, Class A (1)	8,407	8,414
Bastion Funding I LLC
7.12%, 04/25/2038, Series 2023-1A, Class A2 (1)	3,699	3,714
Bayview Financial Mortgage Pass-Through Trust 2007-B
7.33%, 08/28/2047, Series 2007-B, Class 1A2 (3)	67	59
Bear Stearns Asset Backed Securities Trust 2003-2
5.26% (1 Month Term SOFR + 1.61%, 1.50% Floor, 11.00% Cap), 03/25/2043, Series 2003-2, Class A3 (2)	1,246	1,256
Bg Beta I Ltd.
6.28%, 07/16/2054, Series 2024-1, Class B-1 (1)	5,983	5,980

The accompanying notes are an integral part of these financial statements.

1

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 8.63% – (continued)
BOF VII AL Funding Trust I
6.29%, 07/26/2032, Series 2023-CAR3, Class A2 (1)	$2,044	$2,067
6.63%, 07/26/2032, Series 2023-CAR3, Class B (1)	750	758
BRAVO Residential Funding Trust 2025-CES2
4.96%, 07/26/2055, Series 2025-CES2, Class A1 (1)(3)	5,457	5,415
Bridge 2025-SFR1 Trust
4.20%, 09/17/2042, Series 2025-SFR1, Class C (1)	3,670	3,416
Bridgecrest Lending Auto Securitization Trust 2024-1
5.65%, 04/16/2029, Series 2024-1, Class C	4,993	5,016
Bridgecrest Lending Auto Securitization Trust 2025-2
5.62%, 03/17/2031, Series 2025-2, Class D	13,220	13,382
Bridgecrest Lending Auto Securitization Trust 2026-1
4.10%, 07/17/2028, Series 2026-1, Class A2	5,347	5,346
Bridgecrest Lending Auto Securitization Trust 2026-2
4.24%, 09/15/2028, Series 2026-2, Class A2	9,621	9,619
4.27%, 01/15/2030, Series 2026-2, Class A3	5,534	5,523
BXG Receivables Note Trust 2022-A
5.35%, 09/28/2037, Series 2022-A, Class C (1)	2,890	2,878
Capital One Prime Auto Receivables Trust 2023-2
5.82%, 06/15/2028, Series 2023-2, Class A3	975	981
Capteris Equipment Finance 2026-1 LLC
4.44%, 09/20/2033, Series 2026-1A, Class A2 (1)	17,100	17,025
CarMax Auto Owner Trust 2025-2
5.16%, 01/15/2031, Series 2025-2, Class C	1,595	1,607
CarMax Auto Owner Trust 2026-1
4.04%, 03/17/2031, Series 2026-1, Class A3	18,950	18,811
CarMax Select Receivables Trust 2026-B
4.35%, 04/16/2029, Series 2026-B, Class A2	2,951	2,950
4.64%, 12/16/2030, Series 2026-B, Class A3	3,703	3,704
4.88%, 10/15/2032, Series 2026-B, Class B	1,637	1,641
Carvana Auto Receivables Trust 2021-P3
1.03%, 06/10/2027, Series 2021-P3, Class A4	15	15
Carvana Auto Receivables Trust 2023-N1
5.92%, 07/10/2029, Series 2023-N1, Class C (1)	2,538	2,543
Carvana Auto Receivables Trust 2023-P3
5.82%, 08/10/2028, Series 2023-P3, Class A3 (1)	528	529
Carvana Auto Receivables Trust 2025-P3
4.07%, 02/12/2029, Series 2025-P3, Class A2	7,048	7,043
Carvana Auto Receivables Trust 2026-P2
5.19%, 08/10/2032, Series 2026-P2, Class B	4,686	4,711
Cascade MH Asset Trust 2024-MH1
5.70%, 11/25/2056, Series 2024-MH1, Class A1 (1)(4)	6,521	6,571
CCG Receivables Trust 2025-2
4.14%, 08/15/2034, Series 2025-2, Class A2 (1)	7,871	7,852
CFIN 2022-RTL1 Issuer LLC
4.75%, 08/15/2026, Series 2022-RTL1, Class AA (1)(3)	966	959
Chase Auto Owner Trust 2026-1
4.25%, 07/25/2029, Series 2026-1A, Class A2 (1)	9,365	9,361
Chase Funding Trust Series 2003-4
4.93%, 05/25/2033, Series 2003-4, Class 1A5 (3)	40	39
Chase Funding Trust Series 2003-6
4.81%, 11/25/2034, Series 2003-6, Class 1A5 (3)	50	49
4.81%, 11/25/2034, Series 2003-6, Class 1A7 (3)	85	83
Citizens Auto Receivables Trust 2024-1
5.11%, 04/17/2028, Series 2024-1, Class A3 (1)	2,240	2,245
Continental Finance Credit Card ABS Master Trust
5.40%, 12/17/2035, Series 2025-A, Class A (1)	14,600	14,534

The accompanying notes are an integral part of these financial statements.

2

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 8.63% – (continued)
COOF Securitization Trust 2014-1 Ltd.
2.95%, 06/25/2040, Series 2014-1, Class A (1)(4)	$144	$9
COOPR Residential Mortgage Trust 2025-CES2
5.50%, 06/25/2060, Series 2025-CES2, Class A1A (1)(3)	8,128	8,132
CoreVest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A (1)	127	127
3.16%, 10/15/2052, Series 2019-3, Class B (1)	2,250	2,168
3.27%, 10/15/2052, Series 2019-3, Class C (1)	5,862	5,467
CoreVest American Finance 2020-3 Trust
2.20%, 08/15/2053, Series 2020-3, Class B (1)	6,282	5,903
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035, Series 2004-S1, Class A3 (3)	4	4
Credit Acceptance Auto Loan Trust 2023-3
6.39%, 08/15/2033, Series 2023-3A, Class A (1)	25	25
Credit Acceptance Auto Loan Trust 2023-5
6.13%, 12/15/2033, Series 2023-5A, Class A (1)	3,256	3,267
Credit Acceptance Auto Loan Trust 2024-1
6.71%, 07/17/2034, Series 2024-1A, Class C (1)	9,300	9,423
Credit Acceptance Auto Loan Trust 2024-2
6.70%, 10/16/2034, Series 2024-2A, Class C (1)	13,334	13,658
Credit Acceptance Auto Loan Trust 2024-3
4.85%, 11/15/2034, Series 2024-3A, Class B (1)	6,285	6,273
Credit Acceptance Auto Loan Trust 2025-1
5.71%, 07/16/2035, Series 2025-1A, Class C (1)	9,400	9,436
Crossroads Asset Trust 2025-A
5.20%, 02/20/2032, Series 2025-A, Class B (1)	2,065	2,076
5.51%, 02/20/2032, Series 2025-A, Class C (1)	925	932
CWABS Asset-Backed Certificates Trust 2005-10
4.12%, 02/25/2036, Series 2005-10, Class AF6 (4)(5)	0	0
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036, Series 2005-17, Class 1AF5 (4)	3	3
CWABS, Inc. Asset-Backed Certificates Series 2004-1
4.32% (1 Month Term SOFR + 0.67%, 0.56% Floor), 04/25/2034, Series 2004-1, Class 3A (2)	1	1
4.51% (1 Month Term SOFR + 0.86%, 0.75% Floor), 03/25/2034, Series 2004-1, Class M1 (2)	3	3
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
4.54% (1 Month Term SOFR + 0.89%, 0.78% Floor), 11/25/2034, Series 2004-6, Class 2A5 (2)	307	301
4.66% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2034, Series 2004-6, Class M1 (2)	1	1
Dell Equipment Finance Trust 2025-2
4.12%, 03/24/2031, Series 2025-2, Class A3 (1)	3,000	2,986
Delta Air Lines 2015-1 Class AA Pass-Through Trust
3.63%, 07/30/2027, Series 2015-1, Class AA	704	696
DP Lion Holdco LLC
8.24%, 11/30/2043, Series 2023-1A, Class A	2,775	2,828
Drive Auto Receivables Trust 2025-2
4.29%, 10/16/2028, Series 2025-2, Class A2	3,640	3,641
4.90%, 12/15/2032, Series 2025-2, Class D	9,895	9,800
DT Auto Owner Trust 2023-2
5.79%, 02/15/2029, Series 2023-2A, Class C (1)	921	922
Enterprise Fleet Financing 2023-2 LLC
5.56%, 04/22/2030, Series 2023-2, Class A2 (1)	816	818
Enterprise Fleet Financing 2025-2 LLC
4.41%, 06/20/2029, Series 2025-2, Class A3 (1)	7,124	7,112
Enterprise Fleet Financing 2025-3 LLC
4.50%, 04/20/2028, Series 2025-3, Class A2 (1)	4,520	4,525
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	4,403	4,405
Exeter Automobile Receivables Trust 2022-4
5.98%, 12/15/2028, Series 2022-4A, Class D	2,601	2,610

The accompanying notes are an integral part of these financial statements.

3

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 8.63% – (continued)
Exeter Automobile Receivables Trust 2023-3
6.21%, 06/15/2028, Series 2023-3A, Class C	$87	$87
Exeter Automobile Receivables Trust 2023-4
6.95%, 12/17/2029, Series 2023-4A, Class D	4,820	4,894
Exeter Automobile Receivables Trust 2024-2
5.92%, 02/15/2030, Series 2024-2A, Class D	10,080	10,207
Exeter Automobile Receivables Trust 2024-5
5.06%, 02/18/2031, Series 2024-5A, Class D	3,876	3,884
Exeter Automobile Receivables Trust 2025-2
5.89%, 07/15/2031, Series 2025-2A, Class D	16,900	17,164
Exeter Automobile Receivables Trust 2025-5
4.38%, 06/15/2028, Series 2025-5A, Class A2	8,214	8,217
5.16%, 03/15/2032, Series 2025-5A, Class D	5,497	5,469
Exeter Automobile Receivables Trust 2026-1
4.08%, 09/15/2028, Series 2026-1A, Class A2	8,747	8,745
Exeter Automobile Receivables Trust 2026-2
5.51%, 08/16/2032, Series 2026-2A, Class D	10,875	10,903
Exeter Automobile Receivables Trust 2026-3
4.36%, 12/15/2028, Series 2026-3A, Class A2	9,793	9,786
4.47%, 07/15/2030, Series 2026-3A, Class A3	7,348	7,339
Exeter Select Automobile Receivables Trust 2026-1
4.37%, 10/15/2029, Series 2026-1, Class A2	7,879	7,871
4.67%, 06/16/2031, Series 2026-1, Class A3	4,778	4,781
Fig Six Trust 2026-PF1
5.76%, 08/25/2056, Series 2026-PF1, Class A (1)(4)	3,849	3,860
FirstKey Homes 2021-SFR1 Trust
1.54%, 08/17/2038, Series 2021-SFR1, Class A (1)	10,264	10,219
2.19%, 08/17/2038, Series 2021-SFR1, Class D (1)	7,500	7,466
FirstKey Homes 2022-SFR1 Trust
4.15%, 05/19/2039, Series 2022-SFR1, Class A (1)	10,337	10,261
5.20%, 05/19/2039, Series 2022-SFR1, Class D (1)	4,935	4,897
FirstKey Homes 2022-SFR2 Trust
4.25%, 07/17/2039, Series 2022-SFR2, Class A (1)	10,346	10,277
Flywheel
7.15%, 08/25/2044, Series 2024-PDP1, Class A (1)	6,490	6,554
8.11%, 08/25/2044, Series 2024-PDP1, Class B (1)	2,067	2,082
FMC GMSR Issuer Trust
3.62%, 07/25/2026, Series 2021-GT1, Class A (1)(4)	10,900	10,483
3.85%, 10/25/2026, Series 2021-GT2, Class A (1)(4)	8,250	7,934
4.45%, 01/25/2028, Series 2020-GT1, Class A (1)(4)	9,700	9,554
6.19%, 04/25/2027, Series 2022-GT1, Class A (1)	8,210	8,197
6.50%, 03/26/2027, Series 2024-SAT1, Class A (1)(4)	12,840	12,690
Ford Credit Auto Owner Trust 2021-REV2
1.91%, 05/15/2034, Series 2021-2, Class B (1)	2,150	2,130
Ford Credit Auto Owner Trust 2023-B
5.23%, 05/15/2028, Series 2023-B, Class A3	473	475
Ford Credit Auto Owner Trust 2023-REV1
4.85%, 08/15/2035, Series 2023-1, Class A (1)	18,470	18,590
Ford Credit Auto Owner Trust 2023-REV2
5.28%, 02/15/2036, Series 2023-2, Class A (1)	8,800	8,944
Ford Credit Auto Owner Trust 2024-A
5.09%, 12/15/2028, Series 2024-A, Class A3	3,118	3,132
Ford Credit Auto Owner Trust 2025-REV2
4.37%, 02/15/2038, Series 2025-2, Class A (1)(3)	28,409	28,150
Ford Credit Auto Owner Trust 2026-REV1
4.32%, 08/15/2038, Series 2026-1, Class A (1)(3)	21,753	21,505
4.48%, 08/15/2038, Series 2026-1, Class B (1)(3)	7,734	7,606

The accompanying notes are an integral part of these financial statements.

4

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 8.63% – (continued)
Ford Credit Auto Owner Trust/Ford Credit
4.86%, 08/15/2037, Series 2025-1, Class A (1)(3)	$37,225	$37,571
Ford Credit Floorplan Master Owner Trust A
4.30%, 09/15/2029, Series 2024-3, Class A1 (1)	12,825	12,819
4.63%, 04/15/2030, Series 2025-1, Class A1	17,900	17,947
Foundation Finance Trust 2023-2
6.53%, 06/15/2049, Series 2023-2A, Class A (1)	1,242	1,276
9.10%, 06/15/2049, Series 2023-2A, Class D (1)	3,519	3,712
Foundation Finance Trust 2024-2
4.93%, 03/15/2050, Series 2024-2A, Class B (1)	3,883	3,853
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.71%, 04/25/2029, Series 1999-HE1, Class M (4)	3	2
GITSIT Mortgage Loan Trust 2025-NPL1
6.28%, 02/25/2055, Series 2025-NPL1, Class A1 (1)(3)	1,540	1,541
GITSIT Mortgage Loan Trust 2025-NPL2
5.42%, 12/25/2055, Series 2025-NPL2, Class A1 (1)(3)	5,875	5,879
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027, Series 2021-4A, Class D (1)	897	895
GLS Auto Receivables Issuer Trust 2023-3
6.01%, 05/15/2029, Series 2023-3A, Class C (1)	2,477	2,485
GLS Auto Receivables Issuer Trust 2023-4
6.65%, 08/15/2029, Series 2023-4A, Class C (1)	4,816	4,845
GLS Auto Receivables Issuer Trust 2024-3
5.53%, 02/18/2031, Series 2024-3A, Class D (1)	4,133	4,159
GLS Auto Receivables Issuer Trust 2025-2
5.11%, 01/15/2031, Series 2025-2A, Class C (1)	12,095	12,145
GLS Auto Receivables Issuer Trust 2025-4
4.37%, 10/16/2028, Series 2025-4A, Class A2 (1)	18,387	18,393
GLS Auto Receivables Issuer Trust 2026-1
3.97%, 11/15/2029, Series 2026-1A, Class A3 (1)	5,037	5,008
GLS Auto Receivables Issuer Trust 2026-2
4.33%, 11/15/2029, Series 2026-2A, Class A3 (1)	4,293	4,279
GLS Auto Select Receivables Issuer Trust 2026-1
4.05%, 02/17/2032, Series 2026-1A, Class A2 (1)	11,241	11,183
GM Financial Automobile Leasing Trust 2025-2
4.58%, 05/22/2028, Series 2025-2, Class A3	5,762	5,775
GM Financial Automobile Leasing Trust 2026-1
4.12%, 01/22/2030, Series 2026-1, Class B	2,070	2,049
GM Financial Consumer Automobile Receivables Trust 2023-4
6.16%, 04/16/2029, Series 2023-4, Class B	1,700	1,727
6.41%, 05/16/2029, Series 2023-4, Class C	1,200	1,220
GM Financial Revolving Receivables Trust 2021-1
1.49%, 06/12/2034, Series 2021-1, Class B (1)	500	497
GM Financial Revolving Receivables Trust 2023-2
5.77%, 08/11/2036, Series 2023-2, Class A (1)	20,576	21,155
GM Financial Revolving Receivables Trust 2024-1
4.98%, 12/11/2036, Series 2024-1, Class A (1)	8,200	8,303
GM Financial Revolving Receivables Trust 2025-1
4.64%, 12/11/2037, Series 2025-1, Class A (1)	22,700	22,756
GMF Floorplan Owner Revolving Trust
4.57%, 05/15/2031, Series 2026-1A, Class A1 (1)	4,405	4,406
4.77%, 05/16/2033, Series 2026-2A, Class A (1)	7,512	7,559
5.13%, 03/15/2029, Series 2024-1A, Class A1 (1)	17,525	17,623
Goodgreen 2017-1 Trust
3.74%, 10/15/2052, Series 2017-1A, Class A (1)	465	430
Goodgreen 2017-2 Trust
3.26%, 10/15/2053, Series 2017-2A, Class A (1)	1,304	1,171

The accompanying notes are an integral part of these financial statements.

5

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 8.63% – (continued)
Goodgreen 2019-2
2.76%, 04/15/2055, Series 2019-2A, Class A (1)	$2,091	$1,798
Goodgreen 2023-1
5.90%, 01/17/2061, Series 2023-1A, Class A (1)	5,152	5,088
GoodLeap Home Improvement Solutions Trust 2025-3
5.00%, 10/20/2049, Series 2025-3A, Class A (1)	8,915	8,797
GoodLeap Home Improvement Solutions Trust 2026-1
5.31%, 12/20/2049, Series 2026-1A, Class A (1)	14,310	14,212
GreatAmerica Leasing Receivables Funding LLC Series 2026-1
4.96%, 05/16/2033, Series 2026-1, Class A4 (1)	2,320	2,340
GreenSky Home Improvement Issuer Trust 2025-2
5.02%, 06/25/2060, Series 2025-2A, Class A3 (1)	10,485	10,527
GreenSky Home Improvement Issuer Trust 2026-REV1
4.93%, 05/15/2041, Series 2026-REV1, Class A (1)	13,000	12,993
GreenSky Home Improvement Trust 2024-1
5.67%, 06/25/2059, Series 2024-1, Class A4 (1)	981	993
Grene Energy
12.50%, 01/25/2027	502	407
GS Mortgage-Backed Securities Trust 2025-SL1
5.85%, 11/25/2067, Series 2025-SL1, Class A1 (1)(4)	14,403	14,443
GS Mortgage-Backed Securities Trust 2026-CES1
4.90%, 05/25/2056, Series 2026-CES1, Class A1 (1)(3)	6,827	6,760
HERO Funding 2017-3
3.95%, 09/20/2048, Series 2017-3A, Class A2 (1)	840	783
HERO Funding Trust 2016-2
3.75%, 09/20/2041, Series 2016-2A, Class A (1)	425	407
HERO Funding Trust 2016-3
3.08%, 09/20/2042, Series 2016-3A, Class A1 (1)	179	167
HERO Funding Trust 2016-4A
3.57%, 09/20/2047, Series 2016-4A, Class A1 (1)	623	585
HERO Funding Trust 2017-1A
4.46%, 09/20/2047, Series 2017-1A, Class A2 (1)	1,233	1,166
HERO Funding Trust 2017-2
3.28%, 09/20/2048, Series 2017-2A, Class A1 (1)	1,036	950
Hertz Vehicle Financing LLC
2.33%, 06/26/2028, Series 2022-2A, Class A (1)	24,903	24,445
3.89%, 09/25/2028, Series 2022-5A, Class A (1)	14,357	14,247
Hilton Grand Vacations Trust 2022-1D
4.10%, 06/20/2034, Series 2022-1D, Class B (1)	737	737
Hilton Grand Vacations Trust 2025-3EXT
4.90%, 10/25/2044, Series 2025-3EXT, Class B (1)	7,310	7,245
Hilton Grand Vacations Trust 2026-1
5.01%, 02/25/2043, Series 2026-1A, Class B (1)	5,397	5,387
5.36%, 02/25/2043, Series 2026-1A, Class C (1)	3,669	3,656
Hilton Grand Vacations Trust 2026-2
4.83%, 03/27/2045, Series 2026-2A, Class A (1)	4,865	4,862
HINNT 2024-A LLC
5.49%, 03/15/2043, Series 2024-A, Class A (1)	2,194	2,214
HINNT 2025-A LLC
5.45%, 03/15/2044, Series 2025-A, Class B (1)	1,855	1,865
Home Partners of America 2021-2 Trust
2.95%, 12/17/2026, Series 2021-2, Class E2 (1)	6,236	6,152
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A (1)	3,271	3,067
3.20%, 01/17/2041, Series 2021-3, Class E1 (1)	5,141	4,793
Huntington Auto Trust 2024-1
5.14%, 08/15/2029, Series 2024-1A, Class A4 (1)	11,500	11,580

The accompanying notes are an integral part of these financial statements.

6

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 8.63% – (continued)
Hyundai Auto Lease Securitization Trust 2025-C
4.38%, 06/15/2029, Series 2025-C, Class A4 (1)	$6,050	$6,040
Hyundai Auto Lease Securitization Trust 2026-B
4.44%, 08/15/2030, Series 2026-B, Class B (1)	11,386	11,304
Hyundai Auto Receivables Trust 2023-C
5.55%, 12/17/2029, Series 2023-C, Class A4	2,326	2,355
Identity Digital LLC
6.79%, 03/20/2065 (1)	10,000	9,967
Jonah 2022-1 A2
7.80%, 11/10/2037, Series 2022-1, Class A2 (1)	4,833	4,833
Jonah Energy ABS I LLC
7.20%, 12/10/2037, Series 2022-1, Class A1 (1)	3,988	4,030
Jonah Energy ABS II LLC
6.50%, 08/10/2039, Series 2024-1A, Class A1 (1)	5,970	5,932
JP Morgan Mortgage Trust 2025-HE2
4.86% (30-day Average SOFR + 1.25%), 11/20/2055, Series 2025-HE2, Class A1 (1)(2)	4,897	4,907
JP Morgan Mortgage Trust Series 2025-CES2
5.59%, 06/25/2055, Series 2025-CES2, Class A1 (1)(4)	5,265	5,272
KGS-Alpha SBA COOF Trust
0.59%, 05/25/2039, Series 2012-6, Class A (1)(4)	395	4
KGS-Alpha SBA COOF Trust 2012-2
0.78%, 08/25/2038, Series 2012-2, Class A (1)(4)	404	5
KGS-Alpha SBA COOF Trust 2014-2
3.16%, 04/25/2040, Series 2014-2, Class A (1)(4)	81	4
Kubota Credit Owner Trust 2025-1
4.67%, 06/15/2029, Series 2025-1A, Class A3 (1)	10,800	10,826
Lendmark Funding Trust 2026-1
5.40%, 11/20/2035, Series 2026-1A, Class C (1)	8,000	7,932
Long Beach Mortgage Loan Trust 2004-1
4.51% (1 Month Term SOFR + 0.86%, 0.75% Floor), 02/25/2034, Series 2004-1, Class M1 (2)	39	39
Long Beach Mortgage Loan Trust 2004-3
4.62% (1 Month Term SOFR + 0.97%, 0.86% Floor), 07/25/2034, Series 2004-3, Class M1 (2)	19	19
M&T Bank Auto Receivables Trust 2026-1
4.33%, 07/16/2029, Series 2026-1A, Class A2 (1)	8,267	8,262
4.66%, 06/16/2031, Series 2026-1A, Class A3 (1)	5,362	5,370
4.79%, 10/17/2033, Series 2026-1A, Class A4 (1)	4,814	4,826
M&T Bank RV Trust 2026-1
4.35%, 01/15/2046, Series 2026-1A, Class A (1)	6,395	6,301
Mariner Finance Issuance Trust 2021-A
2.33%, 03/20/2036, Series 2021-AA, Class B (1)	5,700	5,541
Mercury Financial Credit Card Master Trust
5.34%, 02/20/2032, Series 2026-1A, Class A (1)	15,090	15,073
MFA 2024-NPL1 Trust
6.33%, 09/25/2054, Series 2024-NPL1, Class A1 (1)(3)	4,915	4,923
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040, Series 2006-1, Class M1 (1)	186	186
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041, Series 2019-B, Class A5 (1)	391	390
MVW 2025-1 LLC
5.21%, 09/22/2042, Series 2025-1A, Class B (1)	1,794	1,797
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2 (1)	454	451
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2 (1)	1,114	1,064
Navient Private Education Refi Loan Trust 2021-G
1.58%, 04/15/2070, Series 2021-GA, Class A (1)	5,210	4,673
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062, Series 2021-DA, Class AFX (1)	3,503	3,341

The accompanying notes are an integral part of these financial statements.

7

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 8.63% – (continued)
New Century Home Equity Loan Trust Series 2003-5
4.83%, 11/25/2033, Series 2003-5, Class AI6 (3)	$60	$59
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057, Series 2018-1A, Class A1A (1)(4)	803	778
New York State Dormitory Authority
5.60%, 03/15/2040	12	12
NMABS Issuer I LLC
5.14%, 11/22/2055, Series 2025-1A, Class A (1)	11,308	10,974
NRZ Excess Spread-Collateralized Notes
3.47%, 11/25/2026, Series 2021-GNT1, Class A (1)	2,705	2,681
Octane Receivables Trust 2023-1
5.96%, 07/20/2029, Series 2023-1A, Class B (1)	78	79
OneMain Direct Auto Receivables Trust 2023-1
5.41%, 11/14/2029, Series 2023-1A, Class A (1)	9,046	9,085
7.07%, 02/14/2033, Series 2023-1A, Class D (1)	6,480	6,621
OneMain Direct Auto Receivables Trust 2025-1
5.36%, 04/16/2035, Series 2025-1A, Class A (1)	17,100	17,327
OneMain Direct Auto Receivables Trust 2026-1
4.49%, 12/14/2033, Series 2026-1A, Class A (1)	23,300	23,074
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A (1)	4,052	4,007
OneMain Financial Issuance Trust 2021-1
4.35% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2 (1)(2)	9,848	9,853
OneMain Financial Issuance Trust 2023-2
5.84%, 09/15/2036, Series 2023-2A, Class A1 (1)	16,600	16,778
OneMain Financial Issuance Trust 2025-1
4.82%, 07/14/2038, Series 2025-1A, Class A (1)	21,700	21,697
OneMain Financial Issuance Trust 2026-1
4.98%, 07/14/2039, Series 2026-1A, Class A (1)	10,500	10,539
Oportun Issuance Trust 2021-B
1.47%, 05/08/2031, Series 2021-B, Class A (1)	526	518
Oportun Issuance Trust 2025-D
5.31%, 02/08/2033, Series 2025-D, Class B (1)	16,200	16,142
Oportun Issuance Trust 2026-A
5.06%, 01/09/2034, Series 2026-A, Class B (1)	10,700	10,639
Option One Mortgage Loan Trust 2004-3
4.66% (1 Month Term SOFR + 1.01%, 0.90% Floor), 11/25/2034, Series 2004-3, Class A4 (2)	1,213	1,258
P4 SFR 2019-STL
7.25%, 10/11/2026, Series 2019, Class A	4,391	4,354
Pagaya AI Technology in Housing Trust 2023-1
3.60%, 10/25/2040, Series 2023-1, Class A (1)	3,200	3,079
PEAC Solutions Receivables 2026-1 LLC
4.27%, 10/20/2028, Series 2026-1A, Class A2 (1)	7,900	7,879
Pennsylvania Higher Education Assistance Agency
4.27% (30-day Average SOFR + 0.64%, 0.53% Floor), 05/25/2070, Series 2021-1A, Class A (1)(2)	3,350	3,303
Perimeter Master Note Business Trust
5.58%, 12/16/2030, Series 2025-1A, Class A (1)	12,750	12,706
PFS Financing Corp.
4.85%, 02/15/2030, Series 2025-B, Class A (1)	16,484	16,566
Post Road Equipment Finance 2026-1 LLC
4.47%, 01/18/2033, Series 2026-1A, Class A2 (1)	18,700	18,640
5.12%, 06/15/2033, Series 2026-1A, Class C (1)	7,263	7,244
5.51%, 10/17/2033, Series 2026-1A, Class D (1)	4,149	4,136
PowerPay Issuance Trust 2025-1
5.23%, 11/18/2041, Series 2025-1A, Class A (1)	7,598	7,547
PRET 2025-NPL6 LLC
5.74%, 06/25/2055, Series 2025-NPL6, Class A1 (1)(3)	4,810	4,814

The accompanying notes are an integral part of these financial statements.

8

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 8.63% – (continued)
PRET 2025-NPL8 LLC
5.73%, 08/25/2055, Series 2025-NPL8, Class A1 (1)(3)	$9,263	$9,271
PRET 2026-NPL1 LLC
5.18%, 01/25/2056, Series 2026-NPL1, Class A1 (1)(3)	656	651
PRET 2026-NPL2 LLC
5.07%, 02/25/2056, Series 2026-NPL2, Class A1 (1)(3)	4,577	4,541
PRET 2026-NPL3 LLC
4.97%, 02/25/2056, Series 2026-NPL3, Class A1 (1)(3)	9,800	9,713
PRET 2026-NPL4 LLC
5.51%, 04/25/2056, Series 2026-NPL4, Class A1 (1)(3)	3,461	3,452
PRET 2026-NPL6 LLC
5.69%, 05/25/2056, Series 2026-NPL6, Class A1 (1)(3)	3,275	3,272
PRET 2026-RN2 LLC
5.77%, 07/25/2056, Series 2026-RN2, Class A1 (1)(3)	4,799	4,803
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1 (1)	5,400	5,085
Progress Residential 2022-SFR1 Trust
3.93%, 02/17/2041, Series 2022-SFR1, Class E1 (1)	11,100	10,651
Progress Residential 2022-SFR2 Trust
3.95%, 04/17/2027, Series 2022-SFR2, Class D (1)	3,000	2,960
Progress Residential 2022-SFR3 Trust
5.20%, 04/17/2039, Series 2022-SFR3, Class E1 (1)	9,025	8,965
Progress Residential 2024-SFR2 Trust
3.30%, 04/17/2041, Series 2024-SFR2, Class A (1)	19,754	18,897
Progress Residential 2025-SFR2 Trust
3.56%, 04/17/2042, Series 2025-SFR2, Class D (1)	8,348	7,722
Progress Residential 2025-SFR3 Trust
3.39%, 07/17/2042, Series 2025-SFR3, Class B (1)	8,310	7,725
Progress Residential 2025-SFR5 Trust
4.00%, 10/17/2042, Series 2025-SFR5, Class C (1)	1,398	1,308
Progress Residential 2025-SFR6 Trust
4.00%, 12/17/2042, Series 2025-SFR6, Class C (1)	5,330	4,993
4.00%, 12/17/2042, Series 2025-SFR6, Class D (1)	7,735	7,149
Progress Residential 2026-SFR2 Trust
4.24%, 05/17/2043, Series 2026-SFR2, Class A (1)	9,190	8,867
4.32%, 05/17/2043, Series 2026-SFR2, Class B (1)	7,235	6,905
QTS Issuer ABS II LLC
5.34%, 07/05/2056, Series 2026-6A, Class A21 (1)	5,869	5,871
5.59%, 07/05/2056, Series 2026-7A, Class A21 (1)	5,641	5,659
5.68%, 07/05/2056, Series 2026-6A, Class A22 (1)	2,847	2,857
5.93%, 07/05/2056, Series 2026-7A, Class A22 (1)	4,623	4,637
RCKT Mortgage Trust 2024-CES5
5.85%, 08/25/2044, Series 2024-CES5, Class A1A (1)(3)	1,047	1,050
RCKT Mortgage Trust 2024-CES7
5.16%, 10/25/2044, Series 2024-CES7, Class A1A (1)(3)	3,002	2,993
RCKT Mortgage Trust 2024-CES9
5.58%, 12/25/2044, Series 2024-CES9, Class A1A (1)(3)	3,273	3,279
RCKT Mortgage Trust 2025-CES9
4.80%, 09/25/2055, Series 2025-CES9, Class A1A (1)(3)	5,101	5,041
RCKT Mortgage Trust 2026-CES5
5.25%, 05/25/2056, Series 2026-CES5, Class A1A (1)(3)	7,749	7,720
RCKT Trust 2025-PL1
4.99%, 07/25/2034, Series 2025-1A, Class B (1)	1,430	1,430
RCO IX Mortgage LLC 2025-4
5.31%, 10/25/2030, Series 2025-4, Class A1 (1)(3)	10,371	10,370
RCO IX Mortgage LLC 2026-2
5.76%, 05/25/2031, Series 2026-2, Class A1 (1)(3)	14,219	14,194

The accompanying notes are an integral part of these financial statements.

9

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 8.63% – (continued)
RCO VIII Mortgage LLC 2025-3
6.43%, 05/25/2030, Series 2025-3, Class A1 (1)(3)	$1,835	$1,836
RCO X Mortgage LLC 2025-5
5.42%, 10/25/2030, Series 2025-5, Class A1 (1)(3)	6,726	6,690
RCO X Mortgage LLC 2026-1
5.54%, 03/25/2031, Series 2026-1, Class A1 (1)(3)	2,069	2,065
Reach ABS Trust 2026-1
4.80%, 02/15/2033, Series 2026-1A, Class C (1)	11,875	11,717
Reach ABS Trust 2026-2
4.34%, 02/15/2035, Series 2026-2A, Class A (1)	8,621	8,613
5.35%, 02/15/2035, Series 2026-2A, Class C (1)	9,136	9,123
Regional Management Issuance Trust 2025-1
4.99%, 04/17/2034, Series 2025-1, Class A (1)	4,055	4,060
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037, Series 2007-1, Class AF3 (3)	299	70
Renew 2017-1
3.67%, 09/20/2052, Series 2017-1A, Class A (1)	637	585
Research-Driven Pagaya Motor Asset Trust 2026-1
4.86%, 01/25/2035, Series 2026-1A, Class A3 (1)	10,000	9,945
RKTL 2026-1
4.07%, 02/26/2035, Series 2026-1A, Class A (1)	5,042	5,031
RKTL 2026-2
4.33%, 05/25/2035, Series 2026-2A, Class A (1)	4,609	4,603
Santander Drive Auto Receivables Trust 2022-6
5.69%, 02/18/2031, Series 2022-6, Class D	10,475	10,532
Santander Drive Auto Receivables Trust 2023-1
5.09%, 05/15/2030, Series 2023-1, Class C	1,424	1,429
Santander Drive Auto Receivables Trust 2023-3
5.77%, 11/15/2030, Series 2023-3, Class C	4,500	4,541
Santander Drive Auto Receivables Trust 2023-4
6.04%, 12/15/2031, Series 2023-4, Class C	8,300	8,427
Santander Drive Auto Receivables Trust 2023-6
5.98%, 04/16/2029, Series 2023-6, Class B	2,149	2,163
Santander Drive Auto Receivables Trust 2024-3
5.97%, 10/15/2031, Series 2024-3, Class D	11,480	11,657
Santander Drive Auto Receivables Trust 2024-4
4.95%, 04/15/2030, Series 2024-4, Class C	7,500	7,524
Santander Drive Auto Receivables Trust 2024-5
4.63%, 08/15/2029, Series 2024-5, Class B	3,396	3,400
Santander Drive Auto Receivables Trust 2025-3
4.68%, 09/15/2031, Series 2025-3, Class C	15,580	15,525
Santander Drive Auto Receivables Trust 2025-4
4.95%, 01/15/2032, Series 2025-4, Class D	4,455	4,433
Santander Drive Auto Receivables Trust 2026-1
3.93%, 07/15/2030, Series 2026-1, Class A3	7,205	7,138
Santander Mortgage Asset Receivable Trust 2025-CES1
5.04%, 09/25/2055, Series 2025-CES1, Class A1A (1)(3)	5,367	5,314
SCF Equipment Leasing 2023-1 LLC
6.17%, 05/20/2032, Series 2023-1A, Class A3 (1)	946	948
7.00%, 08/22/2033, Series 2023-1A, Class D (1)	8,558	8,813
SCF Equipment Leasing 2025-1 LLC
5.11%, 11/21/2033, Series 2025-1A, Class A3 (1)	6,950	7,009
Securitized Asset Backed Receivables LLC Trust 2006-CB1
2.80%, 01/25/2036, Series 2006-CB1, Class AF2 (3)	37	32
SFS Auto Receivables Securitization Trust 2023-1
5.71%, 01/22/2030, Series 2023-1A, Class B (1)	1,200	1,214
5.97%, 02/20/2031, Series 2023-1A, Class C (1)	1,550	1,573

The accompanying notes are an integral part of these financial statements.

10

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 8.63% – (continued)
SFS Auto Receivables Securitization Trust 2026-1
4.27%, 06/21/2032, Series 2026-1A, Class B (1)	$6,574	$6,454
SFS Auto Receivables Securitization Trust 2026-2
4.69%, 05/20/2033, Series 2026-2A, Class A4 (1)	4,350	4,370
Sierra Timeshare 2025-2 Receivables Funding LLC
4.72%, 04/20/2044, Series 2025-2A, Class A (1)	1,235	1,233
4.93%, 04/20/2044, Series 2025-2A, Class B (1)	1,747	1,746
SoFi Consumer Loan Program 2026-2 Trust
4.27%, 03/25/2036, Series 2026-2, Class A (1)	27,353	27,316
SoFi Consumer Loan Program 2026-3
4.46%, 06/25/2035, Series 2026-3, Class A (1)	26,048	26,051
4.85%, 06/25/2035, Series 2026-3, Class B (1)	4,445	4,450
SoFi Consumer Loan Program Trust 2026-1
4.06%, 12/26/2035, Series 2026-1, Class A (1)	7,058	7,036
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048, Series 2019-C, Class A2FX (1)	1,215	1,181
SoFi Professional Loan Program 2020-A Trust
2.54%, 05/15/2046, Series 2020-A, Class A2FX (1)	1,900	1,835
Stellantis Financial Underwritten Enhanced Lease Trust 2025-A
4.50%, 03/20/2029, Series 2025-AA, Class A4 (1)	3,800	3,799
Stellantis Financial Underwritten Enhanced Lease Trust 2025-B
4.31%, 05/22/2028, Series 2025-BA, Class A2 (1)	3,829	3,828
Stellantis Financial Underwritten Enhanced Lease Trust 2026-A
4.21%, 01/22/2029, Series 2026-AA, Class A2A (1)	12,292	12,264
4.35%, 11/20/2029, Series 2026-AA, Class A3 (1)	11,107	11,060
Stellantis Financial Underwritten Enhanced Lease Trust 2026-B
4.39%, 03/20/2029, Series 2026-BA, Class A2A (1)	13,138	13,141
4.52%, 11/20/2029, Series 2026-BA, Class A3 (1)	13,950	13,959
4.56%, 07/20/2030, Series 2026-BA, Class A4 (1)	6,432	6,433
4.75%, 07/20/2030, Series 2026-BA, Class B (1)	5,173	5,174
Stream Innovations 2026-1 Issuer Trust
4.78%, 08/15/2046, Series 2026-1A, Class A (1)	17,477	17,201
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032, Series 2002-AL1, Class A2	1	1
3.45%, 02/25/2032, Series 2002-AL1, Class A3	11	1
Synchrony Card Funding LLC
4.49%, 05/15/2031, Series 2025-A2, Class A	10,500	10,502
Tesla Electric Vehicle Trust 2023-1
5.38%, 02/20/2029, Series 2023-1, Class A4 (1)	1,733	1,747
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/2035, Series 2023-1, Class A1	11,052	11,224
5.17%, 04/01/2041, Series 2023-1, Class A2	20,972	21,137
Towd Point Mortgage Trust
7.29%, 10/25/2063, Series 2023-CES2, Class A1A (1)(4)	1,334	1,337
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060, Series 2020-MH1, Class A1 (1)(4)	557	550
Towd Point Mortgage Trust 2024-CES1
5.85%, 01/25/2064, Series 2024-CES1, Class A1A (1)(4)	276	276
Towd Point Mortgage Trust 2024-CES3
6.29%, 05/25/2064, Series 2024-CES3, Class A1 (1)(4)	3,395	3,414
Towd Point Mortgage Trust 2024-CES4
5.12%, 09/25/2064, Series 2024-CES4, Class A1 (1)(3)	3,995	3,983
Towd Point Mortgage Trust 2024-CES5
5.17%, 09/25/2064, Series 2024-CES5, Class A1 (1)(4)	3,637	3,627
Towd Point Mortgage Trust 2025-CES1
5.71%, 02/25/2055, Series 2025-CES1, Class A1 (1)(3)	4,589	4,599

The accompanying notes are an integral part of these financial statements.

11

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 8.63% – (continued)
Towd Point Mortgage Trust 2025-CRM1
5.80%, 01/25/2065, Series 2025-CRM1, Class A1 (1)(3)	$4,160	$4,164
Towd Point Mortgage Trust 2026-FIX1
4.98%, 12/25/2065, Series 2026-FIX1, Class A1 (1)(3)	13,818	13,676
Toyota Auto Loan Extended Note Trust 2025-1
4.65%, 05/25/2038, Series 2025-1A, Class A (1)	12,900	12,938
Toyota Auto Loan Extended Note Trust 2026-1
4.58%, 04/25/2039, Series 2026-1A, Class A (1)	21,625	21,601
Toyota Lease Owner Trust 2025-B
3.96%, 11/20/2028, Series 2025-B, Class A3 (1)	11,763	11,691
Truist Bank Auto Credit-Linked Notes Series 2025-1
4.73%, 09/26/2033, Series 2025-1, Class B (1)	3,609	3,596
Truist Bank Auto Credit-Linked Notes Series 2026-1
5.07%, 06/26/2034, Series 2026-1, Class B (1)	1,774	1,771
UPG HI 2026-1 Issuer Trust
5.03%, 02/25/2048, Series 2026-1, Class A (1)	12,166	12,118
Upstart Securitization Trust 2026-2
5.08%, 05/20/2036, Series 2026-2, Class B (1)	4,414	4,398
VCAT 2025-NPL3 LLC
5.89%, 02/25/2055, Series 2025-NPL3, Class A1 (1)(3)	463	464
VCAT 2026-NPL1 LLC
5.10%, 01/25/2056, Series 2026-NPL1, Class A1 (1)(3)	1,786	1,773
VCAT 2026-NPL3 LLC
5.57%, 05/25/2056, Series 2026-NPL3, Class A1 (1)(3)	1,631	1,630
Verizon Master Trust
4.51%, 06/21/2032, Series 2026-2, Class A1A	19,464	19,483
4.62%, 11/20/2030, Series 2024-8, Class A1A	11,200	11,242
VM Debt
7.46%, 07/18/2027, Series 2019-1 (1)	14,994	14,336
Volkswagen Auto Lease Trust 2024-A
5.21%, 06/21/2027, Series 2024-A, Class A3	4,246	4,253
Volkswagen Auto Lease Trust 2025-B
4.01%, 01/22/2029, Series 2025-B, Class A3	12,654	12,611
Volkswagen Credit Auto Master Trust
4.71%, 05/20/2031, Series 2026-1A, Class A (1)	6,111	6,133
VOLT CII LLC
5.87%, 08/25/2051, Series 2021-NP11, Class A1 (1)(3)	219	219
VOLT XCV LLC
6.24%, 03/27/2051, Series 2021-NPL4, Class A1 (1)(3)	28	28
Western Funding Auto Loan Trust 2025-1
4.75%, 07/16/2035, Series 2025-1, Class A (1)	10,000	9,987
5.34%, 11/15/2035, Series 2025-1, Class C (1)	9,310	9,329
Westgate Resorts 2024-1 LLC
6.56%, 01/20/2038, Series 2024-1A, Class B (1)	3,355	3,379
Westgate Resorts 2026-1 LLC
5.19%, 10/20/2039, Series 2026-1A, Class A (1)	6,414	6,402
5.47%, 10/20/2039, Series 2026-1A, Class B (1)	6,920	6,903
Westlake Automobile Receivables Trust 2022-2
5.48%, 09/15/2027, Series 2022-2A, Class D (1)	333	333
Westlake Automobile Receivables Trust 2023-1
6.79%, 11/15/2028, Series 2023-1A, Class D (1)	3,345	3,379
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D (1)	6,291	6,355
Westlake Automobile Receivables Trust 2023-3
6.02%, 09/15/2028, Series 2023-3A, Class C (1)	5,525	5,545
Westlake Automobile Receivables Trust 2025-2
4.63%, 01/15/2031, Series 2025-2A, Class B (1)	2,597	2,600

The accompanying notes are an integral part of these financial statements.

12

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 8.63% – (continued)
Westlake Automobile Receivables Trust 2025-3
4.22%, 06/15/2029, Series 2025-3A, Class A3 (1)	$6,254	$6,246
Westlake Automobile Receivables Trust 2026-2
4.26%, 06/15/2029, Series 2026-2A, Class A2A (1)	6,853	6,848
4.35%, 04/15/2030, Series 2026-2A, Class A3 (1)	4,571	4,562
4.53%, 03/15/2032, Series 2026-2A, Class B (1)	9,607	9,572
Wheels Fleet Lease Funding 1 LLC
4.41%, 05/18/2040, Series 2025-2A, Class A1 (1)	13,277	13,259
5.80%, 04/18/2038, Series 2023-1A, Class A (1)	2,015	2,021
Wheels Fleet Lease Funding 2026-1 LLC
4.39%, 04/18/2039, Series 2026-1A, Class A3 (1)	12,600	12,515
Yamaha Motor Master Trust II
4.43%, 04/15/2031, Series 2026-A, Class A1 (1)	8,500	8,445

Total Asset-Backed Obligations (Cost: $2,468,027)		2,463,542

Collateralized Loan Obligations – 1.93%
AGL CLO 19 Ltd.
4.97% (3 Month Term SOFR + 1.30%, 1.30% Floor), 07/21/2038, Series 2022-19A, Class A1R (1)(2)	25,000	25,045
Atlas Senior Loan Fund XXIII Ltd.
5.21% (3 Month Term SOFR + 1.53%, 1.53% Floor), 07/20/2037, Series 2024-23A, Class A1 (1)(2)	28,975	28,983
Benefit Street Partners CLO XXI Ltd.
4.91% (3 Month Term SOFR + 1.24%, 1.24% Floor), 01/15/2039, Series 2020-21A, Class A1R2 (1)(2)	30,500	30,538
CBAMR 2017-2 Ltd.
5.01% (3 Month Term SOFR + 1.32%, 1.32% Floor), 04/17/2039, Series 2017-2A, Class A1RR (1)(2)	25,000	25,000
Eldridge CLO 2026-3 Ltd.
4.94% (3 Month Term SOFR + 1.22%, 1.22% Floor), 03/31/2038, Series 2026-3A, Class A (1)(2)	30,000	30,039
Elmwood CLO 40 Ltd.
4.92% (3 Month Term SOFR + 1.24%, 1.24% Floor), 03/22/2038, Series 2025-3A, Class A (1)(2)	17,000	17,042
Elmwood CLO II Ltd.
5.03% (3 Month Term SOFR + 1.35%, 1.35% Floor), 10/20/2037, Series 2019-2A, Class A1RR (1)(2)	31,250	31,298
Jamestown CLO XV Ltd.
4.72% (3 Month Term SOFR + 1.05%, 1.05% Floor), 07/15/2035, Series 2020-15A, Class A1R2 (1)(2)	25,000	25,023
Kennedy Lewis CLO 8 Ltd.
5.06% (3 Month Term SOFR + 1.38%, 1.38% Floor), 01/20/2038, Series 8A, Class A1R2 (1)(2)	31,250	31,307
KKR CLO 54 Ltd.
4.99% (3 Month Term SOFR + 1.32%, 1.32% Floor), 01/15/2038, Series 2024-54A, Class A (1)(2)	11,500	11,523
Madison Park Funding XXIX Ltd.
4.86% (3 Month Term SOFR + 1.18%, 1.18% Floor), 03/25/2038, Series 2018-29A, Class A1R2 (1)(2)	9,029	9,018
Marble Point CLO XXV Ltd.
4.87% (3 Month Term SOFR + 1.19%, 1.19% Floor), 10/20/2036, Series 2022-2A, Class A1RR (1)(2)	30,000	30,012
MidOcean Credit CLO XIV Ltd.
4.93% (3 Month Term SOFR + 1.22%, 1.22% Floor), 04/15/2037, Series 2024-14A, Class A1R (1)(2)	19,500	19,504
NGC 2024-I Ltd.
5.28% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/20/2037, Series 2024-1A, Class A1 (1)(2)	29,750	29,760
Ocean Trails CLO 8
4.95% (3 Month Term SOFR + 1.28%, 1.28% Floor), 03/15/2038, Series 2020-8A, Class A1R2 (1)(2)	30,100	30,136
Octagon 55 Ltd.
4.94% (3 Month Term SOFR + 1.26%, 1.26% Floor), 03/20/2038, Series 2021-1A, Class A1R (1)(2)	40,000	40,048
Regatta XII Funding Ltd.
5.06% (3 Month Term SOFR + 1.39%, 1.39% Floor), 10/15/2037, Series 2019-1A, Class ARR (1)(2)	28,000	28,052
Sixth Street CLO XII Ltd.
4.88% (3 Month Term SOFR + 1.20%, 1.20% Floor), 01/17/2039, Series 2018-12A, Class A1R2 (1)(2)	30,000	30,007
TCW CLO 2020-1 Ltd.
4.73% (3 Month Term SOFR + 1.05%), 04/20/2034, Series 2020-1A, Class A1R3 (1)(2)	19,250	19,261

The accompanying notes are an integral part of these financial statements.

13

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Collateralized Loan Obligations – 1.93% – (continued)
Texas Debt Capital CLO 2023-II Ltd.
5.04% (3 Month Term SOFR + 1.37%, 1.37% Floor), 10/21/2037, Series 2023-2A, Class A1R (1)(2)	$22,000	$22,046
Venture 32 CLO Ltd.
5.04% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/18/2031, Series 2018-32A, Class A1 (1)(2)	810	810
Voya CLO 2019-3 Ltd.
5.02% (3 Month Term SOFR + 1.34%, 1.08% Floor), 10/17/2032, Series 2019-3A, Class AR (1)(2)	11,597	11,596
Wellfleet CLO 2024-1 Ltd.
5.27% (3 Month Term SOFR + 1.59%, 1.59% Floor), 07/18/2037, Series 2024-1A, Class A1 (1)(2)	25,950	25,958

Total Collateralized Loan Obligations (Cost: $551,613)		552,006

Corporate Bonds – 29.19%
Basic Materials – 1.01%
Anglo American Capital Plc
4.75%, 04/10/2027 (1)	3,980	3,988
5.25%, 03/19/2036 (1)	480	475
5.63%, 04/01/2030 (1)	4,300	4,413
5.75%, 04/05/2034 (1)	15,385	15,869
ArcelorMittal SA
5.38%, 05/19/2036	6,433	6,377
6.75%, 03/01/2041	6,462	6,969
6.80%, 11/29/2032	3,000	3,291
BHP Billiton Finance USA Ltd.
5.00%, 02/21/2030	2,885	2,920
5.30%, 02/21/2035	900	917
CF Industries, Inc.
4.95%, 06/01/2043	1,255	1,130
5.30%, 11/26/2035	1,670	1,664
Corp. Nacional del Cobre de Chile
6.44%, 01/26/2036 (1)	2,076	2,204
Dow Chemical Co.
5.55%, 11/30/2048	3,055	2,710
DuPont de Nemours, Inc.
4.73%, 11/15/2028 (1)	2,962	2,961
5.32%, 11/15/2038	4,035	3,988
5.42%, 11/15/2048	526	496
Ecolab, Inc.
5.35%, 06/15/2036	20,005	20,348
Freeport Indonesia PT
4.76%, 04/14/2027 (1)	660	660
5.32%, 04/14/2032 (1)	6,974	6,930
Glencore Funding LLC
2.50%, 09/01/2030 (1)	4,330	3,947
2.63%, 09/23/2031 (1)	4,000	3,571
3.88%, 10/27/2027 (1)	875	868
3.88%, 04/27/2051 (1)	1,000	736
4.00%, 03/27/2027 (1)	17,716	17,655
4.90%, 07/01/2031 (1)	5,415	5,416
5.34%, 04/04/2027 (1)	9,318	9,379
5.51%, 04/01/2036 (1)	12,161	12,233
5.63%, 04/04/2034 (1)	2,450	2,514
5.67%, 04/01/2035 (1)	19,235	19,716
5.70%, 05/08/2033 (1)	1,700	1,756
6.38%, 10/06/2030 (1)	2,688	2,834
6.50%, 10/06/2033 (1)	7,000	7,540
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (1)	5,045	4,551

The accompanying notes are an integral part of these financial statements.

14

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Basic Materials – 1.01% – (continued)
LYB International Finance BV
5.25%, 07/15/2043	$5,504	$4,850
LYB International Finance III LLC
4.20%, 10/15/2049	1,783	1,297
Minera Mexico SA de CV
5.63%, 02/12/2032 (1)	16,185	16,340
Newmont Corp. / Newcrest Finance Pty Ltd.
5.35%, 03/15/2034	5,260	5,397
Nutrien Ltd.
4.13%, 03/15/2035	1,960	1,802
4.20%, 04/01/2029	420	416
5.25%, 01/15/2045	1,444	1,352
5.35%, 05/29/2036	10,000	9,978
OCP SA
6.10%, 04/30/2030 (1)	7,528	7,690
6.70%, 03/01/2036 (1)	2,358	2,464
6.75%, 05/02/2034 (1)	5,033	5,287
6.88%, 04/25/2044 (1)	1,737	1,769
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54	56
Rio Tinto Finance USA Plc
5.25%, 03/14/2035	691	702
Samarco Mineracao SA
9.50%, 06/30/2031 (1)(7)	697	701
Sasol Financing USA LLC
6.50%, 09/27/2028	1,555	1,552
SNF Group SACA
5.63%, 03/31/2031 (1)	10,448	10,565
Southern Copper Corp.
5.35%, 06/24/2036	10,540	10,482
Steel Dynamics, Inc.
4.00%, 12/15/2028	1,959	1,929
Vale Overseas Ltd.
3.75%, 07/08/2030	5,000	4,762
6.13%, 06/12/2033	4,225	4,426
6.40%, 06/28/2054	4,607	4,701
6.88%, 11/21/2036	5,167	5,753
Windfall Mining Group, Inc. / Groupe Minier Windfall, Inc.
5.85%, 05/13/2032 (1)	3,058	3,103

Total Basic Materials		288,400

Communications – 2.15%
Airbnb, Inc.
5.25%, 03/16/2036	3,640	3,625
Alphabet, Inc.
4.40%, 02/15/2033	1,400	1,370
4.70%, 11/15/2035	3,600	3,527
4.80%, 02/15/2036	20,942	20,587
5.50%, 02/15/2046	3,230	3,182
5.65%, 02/15/2056	3,780	3,730
5.75%, 02/15/2066	2,325	2,300
Amazon.com, Inc.
3.95%, 04/13/2052	4,000	3,037
4.88%, 03/13/2036	4,484	4,414
5.80%, 03/13/2056	10,879	10,810
5.95%, 03/13/2066	1,660	1,650
6.05%, 03/13/2076	1,840	1,834

The accompanying notes are an integral part of these financial statements.

15

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Communications – 2.15% – (continued)
AT&T, Inc.
1.65%, 02/01/2028	$525	$502
2.25%, 02/01/2032	15,830	13,775
2.55%, 12/01/2033	2,212	1,858
3.50%, 06/01/2041	1,353	1,041
3.50%, 09/15/2053	11,872	7,707
3.55%, 09/15/2055	10,545	6,790
3.65%, 06/01/2051	1,565	1,064
3.65%, 09/15/2059	1,685	1,077
3.80%, 12/01/2057	987	659
4.50%, 05/15/2035	7,570	7,127
4.55%, 11/01/2032	3,620	3,532
4.65%, 06/01/2044	2,145	1,818
5.13%, 04/30/2036	2,305	2,259
5.40%, 02/15/2034	7,850	7,958
5.70%, 11/01/2054	2,500	2,324
6.00%, 08/15/2040	2,275	2,311
6.00%, 04/30/2056	4,000	3,866
6.05%, 08/15/2056	4,000	3,884
6.20%, 10/30/2056	8,053	7,960
Beacon Point DC LLC
6.13%, 11/30/2042 (1)	29,310	29,562
Beignet Investor LLC
6.58%, 05/30/2049 (1)	20,272	20,681
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	3,000	2,999
British Telecommunications Ltd.
9.63%, 12/15/2030	9,000	10,635
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/2041	13,115	9,182
3.50%, 03/01/2042	4,890	3,378
3.70%, 04/01/2051	2,580	1,601
5.05%, 03/30/2029	2,000	1,992
5.38%, 04/01/2038	835	748
5.75%, 04/01/2048	2,189	1,843
6.38%, 10/23/2035	4,000	3,993
6.55%, 06/01/2034	12,845	13,113
6.83%, 10/23/2055	690	642
Comcast Corp.
2.89%, 11/01/2051	2,519	1,428
2.94%, 11/01/2056	845	458
2.99%, 11/01/2063	2,980	1,550
3.25%, 11/01/2039	3,295	2,512
3.75%, 04/01/2040	2,195	1,754
3.90%, 03/01/2038	455	385
3.97%, 11/01/2047	154	110
4.00%, 11/01/2049	638	452
4.05%, 11/01/2052	156	109
4.20%, 08/15/2034	555	515
5.17%, 01/15/2037 (1)	1,277	1,227
5.35%, 05/15/2053	5,775	4,980
Corning, Inc.
3.90%, 11/15/2049	960	731
Cox Communications, Inc.
2.60%, 06/15/2031 (1)	15,920	14,051
2.95%, 10/01/2050 (1)	1,275	681
3.35%, 09/15/2026 (1)	369	368
3.50%, 08/15/2027 (1)	8,245	8,139

The accompanying notes are an integral part of these financial statements.

16

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Communications – 2.15% – (continued)
3.60%, 06/15/2051 (1)	$1,250	$756
4.80%, 02/01/2035 (1)	6,000	5,392
Discovery Communications LLC
3.63%, 05/15/2030	1,650	1,534
Fibercop SpA
7.20%, 07/18/2036 (1)	1,231	1,262
Grupo Televisa SAB
6.13%, 01/31/2046	220	170
HUT 8 DC LLC
6.19%, 11/15/2042 (1)	1,490	1,509
Meta Platforms, Inc.
4.60%, 11/15/2032	2,445	2,404
4.88%, 11/15/2035	5,800	5,644
5.25%, 05/15/2036	13,601	13,505
5.40%, 08/15/2054	1,505	1,328
5.50%, 11/15/2045	12,554	11,649
5.60%, 05/15/2053	3,065	2,788
5.63%, 11/15/2055	3,330	3,018
5.75%, 11/15/2065	3,032	2,724
6.20%, 05/15/2046	8,190	8,196
6.30%, 05/15/2056	5,800	5,773
6.45%, 05/15/2066	4,930	4,869
NBCUniversal Media LLC
4.45%, 01/15/2043	10	9
NBN Co. Ltd.
2.63%, 05/05/2031 (1)	15,025	13,659
News Corp.
3.88%, 05/15/2029 (1)	12,665	12,283
5.13%, 02/15/2032 (1)	4,195	4,110
NTT Finance Corp.
4.57%, 07/16/2027 (1)	2,404	2,406
5.26%, 11/01/2033 (1)	2,625	2,617
5.48%, 11/01/2036 (1)	2,705	2,695
Orange SA
5.00%, 01/13/2036 (1)	7,380	7,209
QTS Fayetteville I DC1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC
5.70%, 04/15/2036 (1)	9,583	9,111
Rogers Communications, Inc.
3.80%, 03/15/2032	4,650	4,336
5.30%, 02/15/2034	12,145	12,039
Space Exploration Technologies Corp.
5.35%, 07/15/2031 (1)	32,227	32,143
5.65%, 07/15/2033 (1)	13,250	13,171
Telecom Italia Capital SA
7.20%, 07/18/2036	413	452
Telefonica Emisiones SA
4.10%, 03/08/2027	2,215	2,206
4.90%, 03/06/2048	4,575	3,866
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	529	586
Time Warner Cable LLC
5.50%, 09/01/2041	13,400	11,466
5.88%, 11/15/2040	2,810	2,513
6.55%, 05/01/2037	375	372
6.75%, 06/15/2039	539	528
7.30%, 07/01/2038	3,578	3,680
T-Mobile USA, Inc.
3.00%, 02/15/2041	2,300	1,697
3.40%, 10/15/2052	2,140	1,403

The accompanying notes are an integral part of these financial statements.

17

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Communications – 2.15% – (continued)
3.60%, 11/15/2060	$3,920	$2,537
3.88%, 04/15/2030	44,285	42,912
5.13%, 05/15/2032	6,500	6,567
5.65%, 01/15/2053	1,000	938
6.70%, 12/15/2033	6,400	6,994
Uber Technologies, Inc.
4.80%, 09/15/2034	1,510	1,482
Verizon Communications, Inc.
2.36%, 03/15/2032	14,974	13,085
2.55%, 03/21/2031	5,433	4,932
3.40%, 03/22/2041	1,500	1,159
3.70%, 03/22/2061	1,500	1,003
4.02%, 12/03/2029	12,692	12,456
4.27%, 01/15/2036	2,311	2,128
4.40%, 11/01/2034	2,500	2,370
4.81%, 03/15/2039	7,941	7,385
5.40%, 07/02/2037	2,164	2,158
Videotron Ltd.
5.70%, 01/15/2035 (1)	5,000	5,015
Vodafone Group Plc
5.35%, 06/18/2036	5,350	5,305

Total Communications		612,901

Consumer, Cyclical – 1.15%
Air Canada 2015-1 Class A Pass-Through Trust
3.60%, 03/15/2027 (1)	452	448
Air Canada 2015-2 Class AA Pass-Through Trust
3.75%, 12/15/2027 (1)	738	727
Air Canada 2017-1 Class A Pass-Through Trust
3.55%, 01/15/2030 (1)	1,819	1,721
Air Canada 2017-1 Class AA Pass-Through Trust
3.30%, 01/15/2030 (1)	3,521	3,345
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027	4,593	4,540
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/2027	374	368
American Airlines 2016-2 Class A Pass-Through Trust
3.65%, 06/15/2028	674	652
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/2028	854	829
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/2028	826	799
American Honda Finance Corp.
4.55%, 04/10/2028	10,125	10,107
AutoNation, Inc.
4.45%, 01/15/2029	7,690	7,617
AutoZone, Inc.
1.65%, 01/15/2031	1,540	1,343
BMW U.S. Capital LLC
4.40%, 03/19/2029 (1)	1,625	1,615
4.50%, 08/11/2030 (1)	12,345	12,169
BorgWarner, Inc.
4.95%, 08/15/2029	3,000	3,021
British Airways 2018-1 Class A Pass-Through Trust
4.13%, 09/20/2031 (1)	1,184	1,144
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031 (1)	554	539

The accompanying notes are an integral part of these financial statements.

18

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Cyclical – 1.15% – (continued)
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032 (1)	$1,073	$1,008
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/2028	1,015	980
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75%, 10/20/2028 (1)	10,521	10,512
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	6,720	6,323
3.63%, 06/17/2031	1,265	1,154
4.00%, 11/13/2030	3,240	3,045
5.11%, 05/03/2029	17,538	17,415
5.42%, 04/09/2031	1,900	1,884
5.73%, 09/05/2030	6,226	6,260
5.80%, 03/08/2029	10,735	10,829
5.88%, 11/07/2029	2,425	2,454
5.92%, 03/20/2028	1,900	1,923
6.80%, 11/07/2028	435	449
7.35%, 03/06/2030	1,265	1,338
General Motors Co.
5.00%, 04/01/2035	866	844
5.35%, 04/15/2028	8,745	8,834
5.63%, 04/15/2030	11,375	11,655
6.60%, 04/01/2036	685	735
General Motors Financial Co., Inc.
2.40%, 10/15/2028	4,160	3,952
5.05%, 04/04/2028	5,000	5,030
5.40%, 05/08/2027	810	816
Gildan Activewear, Inc.
5.40%, 10/07/2035 (1)	1,150	1,116
Home Depot, Inc.
3.63%, 04/15/2052	2,600	1,881
4.40%, 03/15/2045	268	230
Hyatt Hotels Corp.
5.75%, 01/30/2027	2,370	2,383
Hyundai Capital America
1.80%, 01/10/2028 (1)	2,170	2,078
2.38%, 10/15/2027 (1)	1,200	1,166
3.00%, 02/10/2027 (1)	675	669
4.75%, 04/06/2029 (1)	7,850	7,827
4.75%, 06/18/2029 (1)	7,833	7,806
4.85%, 03/25/2027 (1)	11,065	11,098
4.88%, 06/23/2027 (1)	3,720	3,734
5.00%, 04/07/2031 (1)	8,028	8,016
5.15%, 03/27/2030 (1)	10,000	10,076
5.68%, 06/26/2028 (1)	5,000	5,084
Kia Corp.
1.75%, 10/16/2026 (1)	1,620	1,607
LG Energy Solution Ltd.
5.88%, 04/02/2035 (1)	5,000	5,068
Marriott International, Inc.
3.50%, 10/15/2032	6,693	6,160
4.90%, 04/15/2029	809	816
McDonald’s Corp.
4.45%, 03/01/2047	360	304
6.30%, 10/15/2037	394	429
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	802	794
4.70%, 06/15/2032	3,150	3,137

The accompanying notes are an integral part of these financial statements.

19

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Cyclical – 1.15% – (continued)
Panasonic Holdings Corp.
5.36%, 07/08/2036 (1)	$5,007	$5,002
Posco International Corp.
5.13%, 06/29/2031 (1)	5,000	4,977
Royal Caribbean Cruises Ltd.
4.75%, 05/15/2033	3,580	3,485
6.25%, 03/15/2032 (1)	1,720	1,758
Sands China Ltd.
5.40%, 08/08/2028	249	251
Southwest Airlines Co.
4.38%, 11/15/2028	2,985	2,962
Stellantis Finance U.S., Inc.
6.45%, 03/18/2035 (1)	1,646	1,618
Stellantis Financial Services U.S. Corp.
5.80%, 06/15/2031 (1)	12,981	12,830
Toll Brothers Finance Corp.
4.35%, 02/15/2028	16,345	16,263
United Airlines 2016-1 Class A Pass-Through Trust
3.45%, 07/07/2028	979	948
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/2028	4,406	4,316
United Airlines 2016-2 Class A Pass-Through Trust
3.10%, 10/07/2028	1,742	1,671
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/2028	1,045	1,006
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030	5,262	5,018
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/2030	2,122	2,046
United Airlines 2019-1 Class A Pass-Through Trust
4.55%, 08/25/2031	1,409	1,358
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031	1,611	1,563
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032	2,050	1,868
United Airlines 2024-1 Class AA Pass-Through Trust
5.45%, 02/15/2037	2,269	2,308
Volkswagen Group of America Finance LLC
4.35%, 06/08/2027 (1)	12,500	12,473
5.65%, 03/25/2032 (1)	7,945	8,055
5.80%, 03/27/2035 (1)	5,000	5,053
6.20%, 11/16/2028 (1)	727	747

Total Consumer, Cyclical		327,479

Consumer, Non-cyclical – 3.32%
Abbott Laboratories
3.70%, 03/09/2029	12,086	11,855
4.65%, 03/15/2036	20,780	20,175
5.50%, 03/15/2056	7,910	7,747
5.60%, 03/15/2066	6,082	5,960
AbbVie, Inc.
4.05%, 11/21/2039	9,167	8,078
4.25%, 11/21/2049	741	605
4.40%, 11/06/2042	1,700	1,495
4.45%, 05/14/2046	425	365
4.55%, 03/15/2035	4,790	4,646
4.75%, 03/15/2036	1,920	1,878
5.05%, 03/15/2034	4,510	4,559
5.55%, 03/15/2056	2,620	2,578

The accompanying notes are an integral part of these financial statements.

20

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 3.32% – (continued)
Aetna, Inc.
4.50%, 05/15/2042	$4,205	$3,622
4.75%, 03/15/2044	1,800	1,547
6.75%, 12/15/2037	341	372
AHS Hospital Corp.
2.78%, 07/01/2051	2,730	1,693
Altria Group, Inc.
2.45%, 02/04/2032	3,845	3,383
4.50%, 08/06/2030	6,432	6,383
Amgen, Inc.
1.65%, 08/15/2028	1,155	1,088
3.15%, 02/21/2040	4,733	3,690
4.66%, 06/15/2051	1,225	1,041
4.85%, 02/19/2036	3,200	3,135
5.60%, 03/02/2043	2,889	2,872
5.65%, 03/02/2053	7,525	7,324
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	6,237	6,071
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 01/15/2042	2,735	2,580
5.45%, 01/23/2039	1,200	1,220
Ascension Health
3.11%, 11/15/2039	2,670	2,106
Ashtead Capital, Inc.
5.80%, 04/15/2034 (1)	5,000	5,094
AstraZeneca Plc
4.00%, 09/18/2042	540	458
6.45%, 09/15/2037	500	555
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	2,280	1,635
BAT Capital Corp.
2.73%, 03/25/2031	6,820	6,231
3.56%, 08/15/2027	952	943
4.39%, 08/15/2037	10,160	9,291
4.54%, 08/15/2047	2,100	1,731
4.63%, 03/22/2033	8,420	8,236
Baxalta, Inc.
5.25%, 06/23/2045	50	47
Baxter International, Inc.
2.27%, 12/01/2028	6,500	6,121
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051 (1)	3,755	2,847
5.38%, 01/09/2036 (1)	535	535
6.05%, 01/15/2029 (1)	238	244
Biogen, Inc.
5.75%, 05/15/2035	2,565	2,673
Bristol-Myers Squibb Co.
3.70%, 03/15/2052	1,704	1,249
4.13%, 06/15/2039	1,512	1,348
4.25%, 10/26/2049	1,973	1,603
4.55%, 02/20/2048	1,374	1,174
5.55%, 02/22/2054	268	262
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	3,900	3,559
3.20%, 04/21/2031	10,250	9,563
4.65%, 09/17/2034	2,895	2,795
5.15%, 08/04/2035	17,090	16,981
5.25%, 04/21/2032	5,295	5,378

The accompanying notes are an integral part of these financial statements.

21

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 3.32% – (continued)
Cencora, Inc.
5.15%, 02/15/2035	$4,835	$4,828
Centene Corp.
3.38%, 02/15/2030	12,500	11,650
Children’s Health System of Texas
2.51%, 08/15/2050	2,270	1,307
Children’s Hospital
2.93%, 07/15/2050	1,340	849
Children’s Hospital Corp.
2.59%, 02/01/2050	1,290	789
Cigna Group
3.20%, 03/15/2040	3,166	2,472
4.38%, 10/15/2028	8,650	8,614
4.80%, 07/15/2046	218	192
4.88%, 09/15/2032	11,725	11,700
5.25%, 01/15/2036	2,682	2,689
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500	1,254
CommonSpirit Health
2.78%, 10/01/2030	5,925	5,455
3.91%, 10/01/2050	1,265	939
Conagra Brands, Inc.
7.00%, 10/01/2028	3,250	3,393
Constellation Brands, Inc.
2.88%, 05/01/2030	3,620	3,382
4.50%, 05/09/2047	180	150
4.75%, 05/09/2032	400	396
4.80%, 05/01/2030	3,280	3,290
Cottage Health Obligated Group
3.30%, 11/01/2049	1,530	1,063
CVS Health Corp.
1.75%, 08/21/2030	785	696
4.78%, 03/25/2038	8,370	7,847
4.88%, 07/20/2035	500	485
5.00%, 09/15/2032	4,525	4,535
5.05%, 03/25/2048	5,000	4,416
5.25%, 02/21/2033	3,100	3,152
6.00%, 06/01/2044	8,330	8,412
6.05%, 06/01/2054	1,550	1,551
6.20%, 09/15/2055	3,968	4,060
CVS Pass-Through Trust
5.77%, 01/10/2033 (1)	2,200	2,197
5.93%, 01/10/2034 (1)	370	376
7.51%, 01/10/2032 (1)	486	508
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031 (1)	482	519
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036 (1)	619	578
Dentsply Sirona, Inc.
3.25%, 06/01/2030	3,000	2,776
Element Fleet Management Corp.
5.04%, 03/25/2030 (1)	9,825	9,880
6.32%, 12/04/2028 (1)	2,390	2,470
Elevance Health, Inc.
4.10%, 03/01/2028	920	914
4.38%, 12/01/2047	4,500	3,695
4.63%, 05/15/2042	400	355
4.65%, 01/15/2043	391	347
4.65%, 08/15/2044	395	344

The accompanying notes are an integral part of these financial statements.

22

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 3.32% – (continued)
Eli Lilly & Co.
4.38%, 05/20/2031	$8,933	$8,864
4.85%, 05/20/2036	11,120	11,010
5.00%, 02/09/2054	2,010	1,855
5.60%, 05/20/2056	3,843	3,860
5.70%, 05/20/2066	2,810	2,825
ERAC USA Finance LLC
4.50%, 02/15/2045 (1)	300	258
4.70%, 04/30/2031 (1)	13,445	13,404
5.63%, 03/15/2042 (1)	357	355
Experian Finance Plc
2.75%, 03/08/2030 (1)	9,240	8,592
Ford Foundation
2.82%, 06/01/2070	790	447
Fresenius Medical Care U.S. Finance III, Inc.
2.38%, 02/16/2031 (1)	5,258	4,663
3.00%, 12/01/2031 (1)	8,000	7,190
General Mills, Inc.
3.00%, 02/01/2051	3,007	1,899
Gilead Sciences, Inc.
2.60%, 10/01/2040	4,268	3,100
Global Payments, Inc.
3.20%, 08/15/2029	4,843	4,569
4.50%, 11/15/2028	10,000	9,880
5.20%, 11/15/2032	5,865	5,728
5.30%, 08/15/2029	964	970
5.40%, 03/15/2033	2,560	2,510
5.55%, 11/15/2035	2,920	2,831
Grupo Bimbo SAB de CV
4.70%, 11/10/2047 (1)	4,500	3,903
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	3,780	2,700
2.88%, 09/01/2050	2,000	1,264
Hartford HealthCare Corp.
3.45%, 07/01/2054	887	629
HCA, Inc.
3.50%, 07/15/2051	116	78
3.63%, 03/15/2032	4,580	4,263
4.50%, 02/15/2027	7,000	6,997
4.90%, 11/15/2035	2,680	2,595
5.00%, 05/15/2033	11,145	11,031
5.13%, 06/15/2039	1,715	1,635
5.30%, 05/15/2036	7,000	6,953
5.50%, 06/15/2047	1,955	1,822
5.75%, 03/01/2035	2,585	2,665
5.88%, 02/01/2029	4,000	4,092
5.95%, 09/15/2054	1,300	1,275
6.10%, 04/01/2064	6,000	5,962
Humana, Inc.
5.38%, 04/15/2031	9,545	9,674
Icon Investments Six DAC
5.85%, 05/08/2029	6,925	7,076
Illumina, Inc.
4.75%, 12/12/2030	13,195	13,115
Imperial Brands Finance Plc
5.50%, 02/01/2030 (1)	5,815	5,941
5.50%, 07/07/2036 (1)	6,690	6,648

The accompanying notes are an integral part of these financial statements.

23

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 3.32% – (continued)
J Paul Getty Trust
4.91%, 04/01/2035	$10,363	$10,409
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 05/15/2032	7,450	6,621
3.63%, 01/15/2032	4,875	4,515
3.75%, 12/01/2031	2,700	2,520
5.50%, 01/15/2036	3,510	3,505
5.63%, 03/10/2037 (1)	25,462	25,355
5.75%, 04/01/2033	7,500	7,700
5.95%, 04/20/2035	1,100	1,134
6.25%, 03/01/2056	5,700	5,583
6.38%, 02/25/2055	2,700	2,704
6.38%, 04/15/2066	5,722	5,616
6.50%, 12/01/2052	1,155	1,173
6.75%, 03/15/2034	295	322
Keurig Dr Pepper, Inc.
4.42%, 12/15/2046	3,850	3,091
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031 (1)	7,500	6,760
Kraft Heinz Foods Co.
4.38%, 06/01/2046	1,299	1,039
4.63%, 10/01/2039	2,357	2,102
4.88%, 10/01/2049	1,215	1,019
5.00%, 07/15/2035	3,500	3,410
Kroger Co.
4.45%, 02/01/2047	1,600	1,325
5.00%, 09/15/2034	6,090	6,010
5.40%, 07/15/2040	95	93
5.50%, 09/15/2054	780	732
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,190	2,071
Maple Parent Holdings Corp.
4.75%, 03/26/2029 (1)	11,676	11,669
5.05%, 03/26/2031 (1)	10,710	10,702
5.70%, 03/26/2036 (1)	1,253	1,269
Mars, Inc.
5.20%, 03/01/2035 (1)	9,135	9,171
5.65%, 05/01/2045 (1)	4,775	4,745
Massachusetts Institute of Technology
3.89%, 07/01/2116	2,906	1,958
4.68%, 07/01/2114	1,645	1,353
Medline Borrower LP
3.88%, 04/01/2029 (1)	16,521	16,044
Medline Borrower LP/Medline Co.-Issuer, Inc.
5.25%, 06/15/2033 (1)	1,125	1,118
Memorial Health Services
3.45%, 11/01/2049	3,040	2,137
Merck & Co., Inc.
2.75%, 12/10/2051	1,415	868
2.90%, 12/10/2061	1,485	859
4.00%, 03/07/2049	1,340	1,066
Mobility Global, Inc.
5.05%, 06/15/2029 (1)	2,420	2,424
5.45%, 06/15/2031 (1)	3,840	3,882
6.05%, 06/15/2036 (1)	6,687	6,763
Mylan, Inc.
5.20%, 04/15/2048	2,483	2,066
5.40%, 11/29/2043	2,625	2,316

The accompanying notes are an integral part of these financial statements.

24

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 3.32% – (continued)
MyMichigan Health
3.41%, 06/01/2050	$3,480	$2,430
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	646	551
Novartis Capital Corp.
4.40%, 03/18/2031	8,939	8,873
4.90%, 03/18/2036	10,073	10,011
5.70%, 03/18/2056	1,120	1,141
NYU Langone Hospitals
3.38%, 07/01/2055	1,270	861
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605	2,088
Pepperdine University
3.30%, 12/01/2059	1,440	934
Pfizer Investment Enterprises Pte Ltd.
5.34%, 05/19/2063	4,405	4,052
Philip Morris International, Inc.
4.00%, 10/29/2030 (8)	19,120	18,624
5.13%, 02/13/2031	9,615	9,792
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	2,195	1,367
President & Fellows of Harvard College
3.30%, 07/15/2056	4,420	3,030
4.89%, 03/15/2030	2,976	3,024
5.26%, 03/15/2036	4,881	5,043
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	865	861
Quanta Services, Inc.
2.35%, 01/15/2032	2,965	2,603
4.50%, 01/15/2031	7,315	7,226
5.10%, 08/09/2035	3,555	3,531
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800	2,476
RELX Capital, Inc.
5.25%, 03/27/2035	1,120	1,129
Revvity, Inc.
3.63%, 03/15/2051	3,400	2,396
Reynolds American, Inc.
5.70%, 08/15/2035	110	113
7.25%, 06/15/2037	2,365	2,690
Roche Holdings, Inc.
4.59%, 09/09/2034 (1)	4,875	4,782
5.59%, 11/13/2033 (1)	7,570	7,912
Royalty Pharma Plc
5.20%, 09/25/2035	4,350	4,310
Solventum Corp.
5.60%, 03/23/2034	21,335	21,834
Sysco Corp.
5.95%, 04/01/2030	5,000	5,185
6.60%, 04/01/2050	1,000	1,064
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/2050	3,788	2,521
5.65%, 07/05/2044	881	875
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	17,905	17,866
Texas Health Resources
2.33%, 11/15/2050	970	554
4.33%, 11/15/2055	1,000	812

The accompanying notes are an integral part of these financial statements.

25

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 3.32% – (continued)
Thermo Fisher Scientific, Inc.
4.90%, 02/12/2036	$4,450	$4,398
Trustees of Columbia University in the City of New York
4.36%, 10/01/2035	2,462	2,367
Tyson Foods, Inc.
5.40%, 03/15/2029	7,000	7,132
5.70%, 03/15/2034	2,110	2,171
UnitedHealth Group, Inc.
3.25%, 05/15/2051	1,395	939
3.50%, 08/15/2039	1,675	1,378
4.50%, 04/15/2033	1,515	1,482
4.75%, 05/15/2052	2,455	2,105
5.15%, 07/15/2034	8,245	8,320
5.63%, 07/15/2054	7,788	7,616
5.88%, 02/15/2053	1,495	1,503
University of Chicago
2.76%, 04/01/2045	1,575	1,234
University of Miami
4.06%, 04/01/2052	1,280	964
University of Southern California
3.23%, 10/01/2120	1,370	773
Utah Acquisition Sub, Inc.
5.25%, 06/15/2046	2,877	2,434
Verisk Analytics, Inc.
5.13%, 03/15/2036	13,275	12,974
Viatris, Inc.
2.30%, 06/22/2027	3,525	3,442
3.85%, 06/22/2040	3,625	2,850
4.00%, 06/22/2050	4,880	3,350
VSP Optical Group, Inc.
5.65%, 06/01/2036 (1)	3,375	3,391
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	1,530	894

Total Consumer, Non-cyclical		947,771

Energy – 2.51%
Aker BP ASA
3.10%, 07/15/2031 (1)	7,730	7,067
3.75%, 01/15/2030 (1)	3,695	3,564
5.13%, 10/01/2034 (1)	1,950	1,910
5.25%, 10/30/2035 (1)	4,000	3,908
5.60%, 06/13/2028 (1)	3,380	3,427
5.80%, 10/01/2054 (1)	700	651
6.00%, 06/13/2033 (1)	19,565	20,366
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
5.00%, 06/15/2036	3,770	3,687
Boardwalk Pipelines LP
3.60%, 09/01/2032	5,000	4,622
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,935	2,490
4.89%, 09/11/2033	2,000	1,991
Canadian Natural Resources Ltd.
5.00%, 12/15/2029	4,055	4,096
6.25%, 03/15/2038	5,000	5,275
6.50%, 02/15/2037	118	127
Cenovus Energy, Inc.
5.25%, 06/15/2037	1,977	1,917
5.40%, 06/15/2047	192	177
6.75%, 11/15/2039	2,987	3,287

The accompanying notes are an integral part of these financial statements.

26

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 2.51% – (continued)
Cheniere Energy Partners LP
4.00%, 03/01/2031	$4,100	$3,944
5.55%, 10/30/2035	6,615	6,720
5.75%, 08/15/2034	4,000	4,123
5.95%, 06/30/2033	3,000	3,132
Cheniere Energy, Inc.
5.20%, 07/30/2036 (1)	3,020	2,974
5.65%, 04/15/2034	1,630	1,673
6.00%, 07/30/2056 (1)	1,205	1,205
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700	2,678
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031 (1)	992	993
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035 (1)	7,295	7,386
5.96%, 02/15/2055 (1)	4,940	4,881
6.04%, 11/15/2033 (1)	1,000	1,050
ConocoPhillips Co.
5.50%, 01/15/2055	3,090	2,961
Continental Resources, Inc.
2.27%, 11/15/2026 (1)	3,235	3,205
Devon Energy Corp.
4.75%, 05/15/2042	1,740	1,551
5.40%, 02/15/2035 (1)	2,575	2,585
5.75%, 09/15/2054	3,744	3,608
Diamondback Energy, Inc.
5.55%, 04/01/2035	4,625	4,717
DT Midstream, Inc.
5.80%, 12/15/2034 (1)	2,500	2,555
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	1,000	957
6.20%, 01/15/2055	1,445	1,486
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044	1,300	1,109
Ecopetrol SA
8.63%, 01/19/2029	6,705	7,113
Enbridge Energy Partners LP
7.38%, 10/15/2045	2,600	3,015
7.50%, 04/15/2038	4,949	5,736
Enbridge, Inc.
3.70%, 07/15/2027	4,984	4,950
4.85%, 03/27/2031	18,882	18,867
5.45%, 03/27/2036	4,000	4,043
5.63%, 04/05/2034	2,940	3,027
5.70%, 03/08/2033	2,430	2,509
Energy Transfer LP
4.95%, 01/15/2043	1,482	1,309
5.00%, 05/15/2050	8,991	7,610
5.25%, 04/15/2029	5,631	5,706
5.30%, 04/01/2044	200	183
5.35%, 01/15/2036	3,928	3,911
5.40%, 10/01/2047	3,500	3,174
5.55%, 05/15/2034	11,305	11,484
5.70%, 04/01/2035	2,000	2,053
6.00%, 02/01/2029 (1)	5,000	5,039
6.00%, 06/15/2048	1,000	971
6.05%, 06/01/2041	2,000	2,033
6.10%, 12/01/2028	3,360	3,466

The accompanying notes are an integral part of these financial statements.

27

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 2.51% – (continued)
6.13%, 12/15/2045	$810	$805
6.20%, 04/01/2055	1,000	989
6.25%, 04/15/2049	3,505	3,496
6.40%, 12/01/2030	535	566
6.50%, 02/01/2042	3,000	3,170
6.55%, 12/01/2033	1,385	1,499
ENI SpA
4.25%, 05/09/2029 (1)	2,825	2,794
5.25%, 05/18/2036 (1)	11,815	11,619
5.70%, 10/01/2040 (1)	557	547
6.00%, 05/18/2056 (1)	11,364	11,217
ENI USA, Inc.
7.30%, 11/15/2027	400	414
Enterprise Products Operating LLC
4.85%, 08/15/2042	4,000	3,696
4.95%, 10/15/2054	177	157
5.75%, 03/01/2035	1,075	1,114
EQT Corp.
3.90%, 10/01/2027	233	231
4.50%, 01/15/2029	1,915	1,901
7.50%, 06/01/2030	7,500	8,097
Equinor ASA
6.50%, 12/01/2028 (1)	5,729	5,990
Esentia Energy Development SAB de CV
6.13%, 07/30/2033 (1)	2,570	2,559
6.50%, 07/30/2038 (1)	2,361	2,316
Exxon Mobil Corp.
3.00%, 08/16/2039	3,535	2,795
3.10%, 08/16/2049	2,040	1,377
Flex Intermediate Holdco LLC
3.36%, 06/30/2031 (1)	5,000	4,619
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (1)	2,080	1,725
Green Palm Bidco Sarl
6.46%, 06/30/2046 (1)	5,685	5,759
Greensaif Pipelines Bidco Sarl
6.51%, 02/23/2042 (1)	2,235	2,354
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (1)	8,150	8,273
Halliburton Co.
4.75%, 08/01/2043	565	497
7.60%, 08/15/2096 (1)	258	290
Helmerich & Payne, Inc.
4.85%, 12/01/2029	1,500	1,499
Hess Corp.
5.60%, 02/15/2041	11,405	11,547
7.13%, 03/15/2033	12,555	14,111
7.30%, 08/15/2031	9,002	10,021
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	8,490	9,495
7.50%, 11/15/2040	483	563
Kinder Morgan, Inc.
5.05%, 02/15/2046	600	540
7.80%, 08/01/2031	4,600	5,219
Marathon Petroleum Corp.
4.50%, 04/01/2048	3,000	2,424
Midwest Connector Capital Co. LLC
4.63%, 04/01/2029 (1)	6,925	6,880

The accompanying notes are an integral part of these financial statements.

28

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 2.51% – (continued)
MPLX LP
2.65%, 08/15/2030	$7,390	$6,802
4.50%, 04/15/2038	4,000	3,623
4.80%, 02/15/2031	7,660	7,629
5.00%, 01/15/2033	10,000	9,934
5.20%, 03/01/2047	695	627
5.20%, 12/01/2047	560	502
5.30%, 04/01/2036	5,115	5,042
5.40%, 04/01/2035	6,555	6,550
5.50%, 06/01/2034	3,000	3,033
NGPL PipeCo LLC
3.25%, 07/15/2031 (1)	5,596	5,148
5.60%, 08/15/2036 (1)	4,099	4,076
Northern Natural Gas Co.
5.63%, 02/01/2054 (1)	560	536
Occidental Petroleum Corp.
4.30%, 08/15/2039	825	718
5.55%, 10/01/2034	5,000	5,115
6.45%, 09/15/2036	4,000	4,291
6.60%, 03/15/2046	2,751	2,936
7.88%, 09/15/2031	6,614	7,455
ONEOK Partners LP
6.20%, 09/15/2043	2,500	2,554
6.65%, 10/01/2036	1,050	1,139
ONEOK, Inc.
3.10%, 03/15/2030	13,970	13,170
4.20%, 03/15/2045	4,567	3,517
4.75%, 10/15/2031	275	272
6.25%, 10/15/2055	2,320	2,328
Ovintiv, Inc.
6.63%, 08/15/2037	3,651	3,907
Petroleos Mexicanos
6.50%, 01/23/2029	970	990
6.63%, 06/15/2038	126	117
6.70%, 02/16/2032	6,724	6,784
6.75%, 09/21/2047	2,140	1,832
Phillips 66
5.88%, 05/01/2042	3,000	3,041
Pioneer Natural Resources Co.
1.90%, 08/15/2030	10,650	9,559
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	2,800	2,695
4.70%, 01/15/2031	2,700	2,677
QatarEnergy
1.38%, 09/12/2026 (1)	1,534	1,526
2.25%, 07/12/2031 (1)	3,240	2,876
Reliance Industries Ltd.
2.88%, 01/12/2032 (1)	3,000	2,698
Rio Grande LNG LLC
5.75%, 06/30/2036 (1)	6,500	6,477
Sabal Trail Transmission LLC
4.68%, 05/01/2038 (1)	10,000	9,323
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	3,320	3,288
Santos Finance Ltd.
3.65%, 04/29/2031 (1)	5,891	5,506
5.75%, 11/13/2035 (1)	5,000	5,037
6.88%, 09/19/2033 (1)	3,160	3,431

The accompanying notes are an integral part of these financial statements.

29

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 2.51% – (continued)
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027	$775	$777
5.03%, 10/01/2029	885	888
5.58%, 10/01/2034	9,175	9,141
Spectra Energy Partners LP
4.50%, 03/15/2045	3,000	2,536
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048	1,093
6.80%, 05/15/2038	230	253
Targa Resources Corp.
4.35%, 04/15/2031	5,510	5,383
4.90%, 09/15/2030	6,487	6,501
5.20%, 07/01/2027	4,000	4,025
5.50%, 02/15/2035	3,480	3,513
5.55%, 08/15/2035	3,000	3,035
6.15%, 03/01/2029	7,916	8,197
TC PipeLines LP
3.90%, 05/25/2027	5,000	4,974
TotalEnergies Capital International SA
2.99%, 06/29/2041	4,000	2,993
3.13%, 05/29/2050	2,465	1,637
3.46%, 07/12/2049	1,905	1,357
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	6,253	5,937
5.10%, 03/15/2036	2,230	2,208
Valero Energy Corp.
4.35%, 06/01/2028	3,416	3,405
6.63%, 06/15/2037	5,000	5,495
Var Energi ASA
5.00%, 05/18/2027 (1)	11,460	11,490
5.88%, 05/22/2030 (1)	11,500	11,843
7.50%, 01/15/2028 (1)	2,200	2,282
8.00%, 11/15/2032 (1)	4,000	4,541
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (1)	3,000	2,862
6.25%, 01/15/2030 (1)	4,000	4,097
Western Midstream Operating LP
5.25%, 02/01/2050	1,040	902
5.30%, 03/01/2048	2,313	2,014
5.45%, 11/15/2034	6,000	5,968
5.70%, 07/01/2036	2,000	2,004
6.15%, 04/01/2033	2,000	2,086
7.25%, 04/01/2030 (1)	6,000	6,291
Williams Companies, Inc.
4.85%, 03/01/2048	3,000	2,601
4.90%, 01/15/2045	2,355	2,082
5.10%, 09/15/2045	4,510	4,103
5.15%, 03/15/2036	333	327
5.40%, 03/04/2044	2,750	2,612
5.65%, 03/15/2033	3,350	3,449
5.75%, 06/24/2044	2,500	2,472
5.95%, 03/15/2056	3,352	3,320
6.30%, 04/15/2040	5,935	6,307
Woodside Finance Ltd.
5.10%, 09/12/2034	7,000	6,882

Total Energy		716,063

The accompanying notes are an integral part of these financial statements.

30

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 13.00%
200 Park Funding Trust
5.74%, 02/15/2055 (1)	$3,000	$2,935
ABN AMRO Bank NV
2.47% (1 Year CMT Index + 1.10%), 12/13/2029 (1)(2)	1,300	1,231
3.32% (5 Year CMT Index + 1.90%), 03/13/2037 (1)(2)	2,500	2,249
5.52% (1 Year CMT Index + 1.25%), 12/03/2035 (1)(2)	2,200	2,234
6.34% (1 Year CMT Index + 1.65%), 09/18/2027 (1)(2)	8,900	8,931
AEGON Funding Co. LLC
5.50%, 04/16/2027 (1)	3,500	3,522
AerCap Funding DAC
4.88%, 07/07/2031	1,240	1,234
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026	2,345	2,331
3.00%, 10/29/2028	20,150	19,395
3.30%, 01/30/2032	19,935	18,221
4.75%, 01/15/2033	3,380	3,301
5.00%, 11/15/2035	885	860
5.10%, 01/19/2029	755	762
6.10%, 01/15/2027	3,680	3,707
AIA Group Ltd.
3.20%, 09/16/2040 (1)	915	702
AIB Group Plc
5.32% (SOFR + 1.65%), 05/15/2031 (1)(2)	4,370	4,423
5.87% (SOFR + 1.91%), 03/28/2035 (1)(2)	8,300	8,597
6.61% (SOFR + 2.33%), 09/13/2029 (1)(2)	6,070	6,298
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (1)	955	1,033
Aircastle Ltd. / Aircastle Ireland DAC
5.00%, 09/15/2030 (1)	5,345	5,324
5.00%, 05/15/2031 (1)	7,625	7,555
5.25%, 03/15/2030 (1)	1,632	1,642
5.75%, 10/01/2031 (1)	1,400	1,432
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/2032	2,180	1,836
5.50%, 10/01/2035	5,430	5,436
Ally Financial, Inc.
5.54% (SOFR + 1.73%), 01/17/2031 (2)	2,000	2,010
6.85% (SOFR + 2.82%), 01/03/2030 (2)	3,000	3,119
American Express Co.
3.55% (5 Year CMT Index + 2.85%), 09/15/2174 (2)	3,475	3,460
4.80% (SOFR + 1.24%), 10/24/2036 (2)	3,180	3,079
4.92% (SOFR + 1.22%), 07/20/2033 (2)	2,075	2,074
5.44% (SOFR + 1.32%), 01/30/2036 (2)	2,585	2,638
American National Global Funding
4.88%, 01/23/2031 (1)	1,500	1,477
5.55%, 01/28/2030 (1)	8,000	8,122
American National Group, Inc.
6.00%, 07/15/2035	7,000	6,974
American Tower Corp.
1.88%, 10/15/2030	2,485	2,205
2.10%, 06/15/2030	1,300	1,175
2.95%, 01/15/2051	875	549
3.10%, 06/15/2050	1,340	873
3.38%, 10/15/2026	506	505
3.70%, 10/15/2049	2,065	1,507
Americold Realty Operating Partnership LP
5.41%, 09/12/2034	8,015	7,790
5.60%, 05/15/2032	5,000	5,018

The accompanying notes are an integral part of these financial statements.

31

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 13.00% – (continued)
Ameriprise Financial, Inc.
5.35%, 06/15/2036	$1,690	$1,684
AmFam Holdings, Inc.
2.81%, 03/11/2031 (1)	5,000	4,406
Antares Holdings LP
6.63%, 06/10/2031 (1)	8,347	8,348
Aon North America, Inc.
5.45%, 03/01/2034	3,880	3,958
5.75%, 03/01/2054	1,685	1,653
Apollo Global Management, Inc.
5.70%, 03/30/2036	5,752	5,772
Arch Capital Group Ltd.
5.95%, 06/15/2056	1,633	1,648
Ares Strategic Income Fund
5.55%, 04/15/2031	4,404	4,273
Arthur J Gallagher & Co.
3.50%, 05/20/2051	3,000	2,069
5.00%, 02/15/2032	3,495	3,504
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust
6.09%, 12/15/2044(1)7,8227,692	7,822	7,692
Athene Global Funding
2.95%, 11/12/2026 (1)	8,845	8,791
5.03%, 07/17/2030 (1)	1,500	1,486
Athene Holding Ltd.
6.25%, 04/01/2054	3,865	3,561
Australia & New Zealand Banking Group Ltd.
2.57% (5 Year CMT Index + 1.70%), 11/25/2035 (1)(2)	4,590	4,110
5.20% (1 Year CMT Index + 1.47%), 09/30/2035 (1)(2)	3,500	3,448
Aviation Capital Group LLC
4.25%, 04/30/2029 (1)	5,000	4,917
4.80%, 10/24/2030 (1)	6,000	5,941
5.13%, 04/10/2030 (1)	2,335	2,341
5.38%, 07/15/2029 (1)	1,400	1,416
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (1)	4,647	4,509
3.25%, 02/15/2027 (1)	3,700	3,668
4.20%, 04/15/2029 (1)	2,170	2,131
4.70%, 01/30/2031 (1)	2,545	2,500
4.85%, 04/01/2033 (1)	7,590	7,347
4.95%, 01/15/2028 (1)	3,604	3,612
4.95%, 10/15/2032 (1)	972	949
5.15%, 01/15/2030 (1)	4,295	4,309
5.75%, 03/01/2029 (1)	1,030	1,051
Banco Bilbao Vizcaya Argentaria SA
4.97%, 05/08/2031	2,600	2,596
5.13%, 03/03/2036	5,200	5,059
Banco Nacional de Panama
2.50%, 08/11/2030 (1)	2,750	2,457
Banco Santander SA
1.72% (1 Year CMT Index + 0.90%), 09/14/2027 (2)	3,000	2,983
4.55%, 11/06/2030	5,200	5,117
5.13%, 11/06/2035	3,400	3,334
5.54% (1 Year CMT Index + 1.45%), 03/14/2030 (2)	3,400	3,465
6.35%, 03/14/2034	13,400	14,161
6.61%, 11/07/2028	4,400	4,598
Bank of America Corp.
1.73% (SOFR + 0.96%), 07/22/2027 (2)	2,670	2,666
1.90% (SOFR + 1.53%), 07/23/2031 (2)	1,285	1,146

The accompanying notes are an integral part of these financial statements.

32

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 13.00% – (continued)
2.09% (SOFR + 1.06%), 06/14/2029 (2)	$15,630	$14,884
2.30% (SOFR + 1.22%), 07/21/2032 (2)	16,345	14,439
2.55% (SOFR + 1.05%), 02/04/2028 (2)	3,075	3,040
2.57% (SOFR + 1.21%), 10/20/2032 (2)	4,515	4,019
2.59% (SOFR + 2.15%), 04/29/2031 (2)	2,997	2,765
2.68% (SOFR + 1.93%), 06/19/2041 (2)	7,418	5,385
2.69% (SOFR + 1.32%), 04/22/2032 (2)	17,025	15,422
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030 (2)	5,130	4,839
2.97% (SOFR + 1.33%), 02/04/2033 (2)	6,450	5,822
3.19% (3 Month Term SOFR + 1.44%), 07/23/2030 (2)	5,258	5,025
3.59% (3 Month Term SOFR + 1.63%), 07/21/2028 (2)	7,800	7,726
3.82% (3 Month Term SOFR + 1.84%), 01/20/2028 (2)	10,000	9,965
4.27% (3 Month Term SOFR + 1.57%), 07/23/2029 (2)	1,500	1,488
4.48% (SOFR + 0.87%), 04/23/2030 (2)	20,000	19,873
4.70% (SOFR + 1.04%), 04/23/2032 (2)	4,340	4,304
5.05% (SOFR + 1.13%), 02/06/2037 (2)	11,255	11,085
5.49% (SOFR + 1.57%), 04/23/2037 (2)	13,005	12,954
5.51% (SOFR + 1.31%), 01/24/2036 (2)	3,900	3,983
5.82% (SOFR + 1.57%), 09/15/2029 (2)	9,165	9,379
6.20% (SOFR + 1.99%), 11/10/2028 (2)	3,000	3,063
6.25% (5 Year CMT Index + 2.35%), 10/26/2174 (2)	3,765	3,810
7.75%, 05/14/2038	137	164
Bank of Ireland Group Plc
2.03% (1 Year CMT Index + 1.10%), 09/30/2027 (1)(2)	6,132	6,096
5.00% (SOFR + 1.16%), 11/12/2032 (1)(2)	7,090	7,085
5.60% (SOFR + 1.62%), 03/20/2030 (1)(2)	15,120	15,437
Bank of Montreal
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032 (2)	6,500	6,398
4.34% (SOFR + 0.89%), 03/19/2030 (2)	5,000	4,954
4.44% (SOFR + 0.97%), 01/14/2032 (2)	4,835	4,752
4.57% (SOFR + 0.88%), 09/10/2027 (2)	5,000	5,001
Bank of New York Mellon Corp.
6.47% (SOFR + 1.85%), 10/25/2034 (2)	2,380	2,588
Bank of Nova Scotia
4.25% (SOFR + 0.73%), 02/02/2030 (2)	7,000	6,914
4.59% (5 Year CMT Index + 2.05%), 05/04/2037 (2)	8,000	7,727
4.81% (SOFR + 1.05%), 02/02/2034 (2)	4,095	4,032
4.85%, 02/01/2030	1,057	1,064
4.90% (SOFR + 0.97%), 06/05/2032 (2)	6,560	6,543
4.93% (SOFR + 0.89%), 02/14/2029 (2)	3,000	3,015
Banque Federative du Credit Mutuel SA
4.54%, 01/15/2031 (1)	4,765	4,686
5.11%, 01/15/2036 (1)	4,120	4,040
5.54%, 01/22/2030 (1)	2,835	2,898
5.79%, 07/13/2028 (1)	5,080	5,189
Barclays Plc
2.89% (1 Year CMT Index + 1.30%), 11/24/2032 (2)	1,572	1,409
4.52% (SOFR + 1.14%), 02/24/2032 (2)	7,595	7,419
4.91% (SOFR + 0.91%), 06/26/2030 (2)	9,531	9,529
4.94% (SOFR + 1.56%), 09/10/2030 (2)	506	507
5.21% (SOFR + 1.51%), 02/24/2037 (2)	2,645	2,576
5.34% (SOFR + 1.91%), 09/10/2035 (2)	9,000	8,937
5.59% (SOFR + 1.51%), 06/26/2037 (2)	9,000	8,987
5.67% (SOFR + 1.49%), 03/12/2028 (2)	2,450	2,470
5.79% (SOFR + 1.59%), 02/25/2036 (2)	1,835	1,869
6.22% (SOFR + 2.98%), 05/09/2034 (2)	8,288	8,720
6.50% (SOFR + 1.88%), 09/13/2027 (2)	6,615	6,640
7.44% (1 Year CMT Index + 3.50%), 11/02/2033 (2)	5,000	5,573

The accompanying notes are an integral part of these financial statements.

33

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 13.00% – (continued)
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
5.40%, 06/03/2031 (1)	$5,248	$5,311
Belrose Funding Trust II
6.79%, 05/15/2055 (1)	5,000	5,120
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	2,265	1,714
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (1)	170	141
Blue Owl Finance LLC
6.25%, 04/18/2034	10,495	10,275
Blue Owl Technology Finance Corp.
6.13%, 01/23/2031	2,324	2,246
6.50%, 10/15/2029	2,243	2,222
BNP Paribas SA
1.90% (SOFR + 1.61%), 09/30/2028 (1)(2)	6,280	6,075
2.59% (5 Year CMT Index + 2.05%), 08/12/2035 (1)(2)	2,000	1,807
2.87% (3 Month Term SOFR + 1.39%), 04/19/2032 (1)(2)	3,560	3,235
3.13% (SOFR + 1.56%), 01/20/2033 (1)(2)	550	498
4.79% (SOFR + 1.45%), 05/09/2029 (1)(2)	4,225	4,229
4.89% (SOFR + 0.94%), 06/30/2030 (1)(2)	9,720	9,719
4.92% (SOFR + 1.29%), 01/15/2034 (1)(2)	3,000	2,943
5.09% (SOFR + 1.68%), 05/09/2031 (1)(2)	14,620	14,698
5.18% (SOFR + 1.52%), 01/09/2030 (1)(2)	750	757
5.34% (1 Year CMT Index + 1.50%), 06/12/2029 (1)(2)	6,000	6,067
5.50% (SOFR + 1.59%), 05/20/2030 (1)(2)	4,509	4,590
5.79% (SOFR + 1.62%), 01/13/2033 (1)(2)	3,590	3,705
5.91% (SOFR + 1.92%), 11/19/2035 (1)(2)	4,425	4,513
BPCE SA
2.28% (SOFR + 1.31%), 01/20/2032 (1)(2)	8,350	7,381
3.12% (SOFR + 1.73%), 10/19/2032 (1)(2)	6,500	5,781
3.25%, 01/11/2028 (1)	7,815	7,667
4.76% (SOFR + 1.27%), 01/13/2032 (1)(2)	2,356	2,322
5.18% (SOFR + 1.22%), 06/02/2032 (1)(2)	3,300	3,295
5.39% (SOFR + 1.58%), 05/28/2031 (1)(2)	11,575	11,704
5.42% (SOFR + 1.57%), 01/13/2037 (1)(2)	10,815	10,594
5.75% (SOFR + 2.87%), 07/19/2033 (1)(2)	1,200	1,226
5.77% (SOFR + 1.63%), 06/02/2037 (1)(2)	6,200	6,214
5.88% (SOFR + 1.68%), 01/14/2031 (1)(2)	1,500	1,541
5.94% (SOFR + 1.85%), 05/30/2035 (1)(2)	6,611	6,780
6.03% (SOFR + 1.96%), 05/28/2036 (1)(2)	13,210	13,551
6.29% (SOFR + 2.04%), 01/14/2036 (1)(2)	2,710	2,831
6.51% (SOFR + 2.79%), 01/18/2035 (1)(2)	7,500	7,802
Brixmor Operating Partnership LP
2.25%, 04/01/2028	1,930	1,854
2.50%, 08/16/2031	1,080	962
4.05%, 07/01/2030	2,286	2,222
4.85%, 02/15/2033	3,570	3,512
5.75%, 02/15/2035	2,250	2,328
Brookfield Asset Management Ltd.
4.83%, 04/15/2031	4,252	4,212
Brookfield Finance, Inc.
3.90%, 01/25/2028	770	761
4.70%, 09/20/2047	158	134
4.85%, 03/29/2029	875	876
Brown & Brown, Inc.
4.20%, 03/17/2032	6,000	5,704
4.90%, 06/23/2030	9,995	9,978
5.25%, 06/23/2032	10,000	10,010

The accompanying notes are an integral part of these financial statements.

34

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 13.00% – (continued)
CaixaBank SA
5.58% (SOFR + 1.79%), 07/03/2036 (1)(2)	$7,136	$7,205
5.67% (SOFR + 1.78%), 03/15/2030 (1)(2)	1,470	1,503
6.04% (SOFR + 2.26%), 06/15/2035 (1)(2)	5,065	5,284
6.84% (SOFR + 2.77%), 09/13/2034 (1)(2)	22,354	24,378
Canadian Imperial Bank of Commerce
4.58% (SOFR + 1.17%), 09/08/2031 (2)	2,500	2,476
4.86% (SOFR + 1.03%), 03/30/2029 (2)	10,000	10,039
5.05% (SOFR + 1.01%), 06/16/2032 (2)	6,670	6,698
Cantor Fitzgerald LP
7.20%, 12/12/2028 (1)	11,915	12,361
Capital One Financial Corp.
1.88% (SOFR + 0.86%), 11/02/2027 (2)	361	358
2.62% (SOFR + 1.27%), 11/02/2032 (2)	2,495	2,210
4.49% (SOFR + 1.25%), 09/11/2031 (2)	4,000	3,925
5.20% (SOFR + 1.63%), 09/11/2036 (2)	1,500	1,460
5.70% (SOFR + 1.91%), 02/01/2030 (2)	2,410	2,460
6.31% (SOFR + 2.64%), 06/08/2029 (2)	11,130	11,445
7.62% (SOFR + 3.07%), 10/30/2031 (2)	7,000	7,678
Capital One N.A.
4.65%, 09/13/2028	4,000	4,006
5.97% (5 Year USD SOFR Spread-Adjusted ICE Swap Rate + 1.73%), 08/09/2028 (2)	3,471	3,538
CBRE Services, Inc.
4.90%, 01/15/2033	6,000	5,914
5.25%, 06/01/2036	8,000	7,889
Charles Schwab Corp.
1.65%, 03/11/2031	11,130	9,729
Citigroup, Inc.
2.56% (SOFR + 1.17%), 05/01/2032 (2)	26,890	24,173
2.57% (SOFR + 2.11%), 06/03/2031 (2)	1,200	1,103
2.67% (SOFR + 1.15%), 01/29/2031 (2)	515	478
3.06% (SOFR + 1.35%), 01/25/2033 (2)	6,852	6,208
3.52% (3 Month Term SOFR + 1.41%), 10/27/2028 (2)	3,000	2,959
3.67% (3 Month Term SOFR + 1.65%), 07/24/2028 (2)	7,895	7,826
3.79% (SOFR + 1.94%), 03/17/2033 (2)	1,000	940
3.89% (3 Month Term SOFR + 1.82%), 01/10/2028 (2)	9,100	9,069
3.98% (3 Month Term SOFR + 1.60%), 03/20/2030 (2)	1,900	1,863
4.08% (3 Month Term SOFR + 1.45%), 04/23/2029 (2)	1,111	1,101
4.30%, 11/20/2026	1,570	1,570
4.45%, 09/29/2027	8,213	8,200
4.50% (SOFR + 1.17%), 09/11/2031 (2)	6,750	6,662
4.54% (SOFR + 1.34%), 09/19/2030 (2)	3,924	3,896
4.95% (SOFR + 1.46%), 05/07/2031 (2)	8,240	8,267
5.17% (SOFR + 1.36%), 02/13/2030 (2)	2,500	2,527
5.33% (SOFR + 1.47%), 03/27/2036 (2)	21,655	21,810
6.02% (SOFR + 1.83%), 01/24/2036 (2)	13,532	13,938
Citizens Financial Group, Inc.
3.25%, 04/30/2030	5,000	4,731
5.84% (SOFR + 2.01%), 01/23/2030 (2)	16,514	16,926
6.65% (SOFR + 2.33%), 04/25/2035 (2)	2,000	2,154
CNA Financial Corp.
3.45%, 08/15/2027	820	810
5.50%, 06/15/2033	8,225	8,339
CNO Global Funding
4.95%, 09/09/2029 (1)	4,000	3,997
5.88%, 06/04/2027 (1)	5,000	5,056
Constellation Global Funding
4.85%, 10/22/2030 (1)	5,000	4,897

The accompanying notes are an integral part of these financial statements.

35

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 13.00% – (continued)
Cooperatieve Rabobank UA
4.99% (1 Year CMT Index + 0.92%), 05/27/2031 (1)(2)	$5,450	$5,482
5.71% (1 Year CMT Index + 1.00%), 01/21/2033 (1)(2)	3,100	3,212
COPT Defense Properties LP
2.00%, 01/15/2029	860	804
2.75%, 04/15/2031	1,555	1,410
2.90%, 12/01/2033	4,120	3,519
Corebridge Financial, Inc.
3.65%, 04/05/2027	2,055	2,042
3.85%, 04/05/2029	1,455	1,422
Corebridge Global Funding
4.80%, 05/29/2029 (1)	2,500	2,496
4.90%, 08/21/2032 (1)	670	662
Credit Agricole SA
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033 (1)(2)	5,000	4,917
4.66% (SOFR + 1.17%), 01/12/2032 (1)(2)	3,394	3,341
5.19% (SOFR + 1.13%), 08/01/2032 (1)(2)	14,760	14,830
5.22% (SOFR + 1.46%), 05/27/2031 (1)(2)	1,767	1,781
5.26% (SOFR + 1.43%), 01/12/2037 (1)(2)	9,335	9,182
5.86% (SOFR + 1.74%), 01/09/2036 (1)(2)	6,245	6,431
6.25% (SOFR + 2.67%), 01/10/2035 (1)(2)	3,000	3,121
6.32% (SOFR + 1.86%), 10/03/2029 (1)(2)	2,575	2,659
Crown Castle, Inc.
3.10%, 11/15/2029	875	830
4.00%, 03/01/2027	261	260
5.10%, 05/01/2033	2,625	2,603
CubeSmart LP
2.25%, 12/15/2028	7,275	6,870
Danske Bank
4.42% (1 Year CMT Index + 0.85%), 09/12/2031 (1)(2)	1,760	1,724
4.61% (1 Year CMT Index + 1.10%), 10/02/2030 (1)(2)	1,861	1,851
5.02% (1 Year CMT Index + 0.93%), 03/04/2031 (1)(2)	7,680	7,710
5.71% (1 Year CMT Index + 1.40%), 03/01/2030 (1)(2)	3,480	3,560
Deutsche Bank AG
2.31% (SOFR + 1.22%), 11/16/2027(2)	674	668
2.55% (SOFR + 1.32%), 01/07/2028 (2)	3,350	3,317
3.55% (SOFR + 3.04%), 09/18/2031 (2)	4,745	4,479
3.73% (SOFR + 2.76%), 01/14/2032 (2)	5,000	4,679
3.74% (SOFR + 2.26%), 01/07/2033 (2)	9,000	8,251
4.47% (SOFR + 1.10%), 12/10/2031 (2)	1,445	1,421
4.95% (SOFR + 1.30%), 08/04/2031 (2)	28,195	28,095
5.00% (SOFR + 1.70%), 09/11/2030 (2)	1,170	1,175
5.30% (SOFR + 1.72%), 05/09/2031 (2)	17,976	18,163
5.37% (SOFR + 1.21%), 01/10/2029 (2)	4,125	4,165
5.41%, 05/10/2029	2,055	2,100
6.72% (SOFR + 3.18%), 01/18/2029 (2)	652	672
6.82% (SOFR + 2.51%), 11/20/2029 (2)	1,420	1,485
7.15% (SOFR + 2.52%), 07/13/2027 (2)	6,785	6,791
Digital Realty Trust LP
5.55%, 01/15/2028	3,000	3,043
DNB Bank ASA
1.61% (1 Year CMT Index + 0.68%), 03/30/2028 (1)(2)	3,435	3,363
4.38% (SOFR + 1.05%), 11/04/2031 (1)(2)	11,465	11,245
4.85% (SOFR + 1.05%), 11/05/2030 (1)(2)	1,990	2,000
DOC DR LLC
2.63%, 11/01/2031	1,360	1,213
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	5,590	5,525
4.70%, 03/15/2033	895	872

The accompanying notes are an integral part of these financial statements.

36

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 13.00% – (continued)
Essex Portfolio LP
1.65%, 01/15/2031	$910	$793
2.65%, 03/15/2032	1,740	1,544
Extra Space Storage LP
2.20%, 10/15/2030	2,630	2,359
4.00%, 06/15/2029	1,831	1,795
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	2,845	2,907
7.40%, 01/13/2028	1,318	1,355
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032	9,000	9,227
6.00%, 12/07/2033	6,640	6,931
Federation des Caisses Desjardins du Quebec
5.02%, 05/27/2031 (1)	12,207	12,286
5.25%, 04/26/2029 (1)	7,700	7,827
Fifth Third Bancorp
4.57% (SOFR + 0.95%), 04/29/2032 (2)	1,820	1,787
5.14% (SOFR + 1.24%), 01/29/2037 (2)	3,585	3,519
First Citizens BancShares, Inc.
4.87% (SOFR + 1.49%), 03/03/2032 (2)	7,000	6,808
Five Corners Funding Trust III
5.79%, 02/15/2033 (1)	2,000	2,076
FMR LLC
4.95%, 02/01/2033 (1)	250	249
6.45%, 11/15/2039 (1)	258	279
Globe Life, Inc.
4.55%, 09/15/2028	3,000	2,993
Goldman Sachs Capital I
6.35%, 02/15/2034	127	132
Goldman Sachs Group, Inc.
1.54% (SOFR + 0.82%), 09/10/2027 (2)	9,234	9,182
1.95% (SOFR + 0.91%), 10/21/2027 (2)	2,541	2,521
1.99% (SOFR + 1.09%), 01/27/2032 (2)	7,395	6,505
2.38% (SOFR + 1.25%), 07/21/2032 (2)	3,165	2,797
2.62% (SOFR + 1.28%), 04/22/2032 (2)	12,305	11,051
2.64% (SOFR + 1.11%), 02/24/2028 (2)	8,243	8,144
3.10% (SOFR + 1.41%), 02/24/2033 (2)	4,956	4,489
3.62% (SOFR + 1.85%), 03/15/2028 (2)	14,810	14,713
4.15% (SOFR + 0.90%), 10/21/2029 (2)	14,073	13,875
4.22% (3 Month Term SOFR + 1.56%), 05/01/2029 (2)	5,000	4,957
4.37% (SOFR + 1.06%), 10/21/2031 (2)	11,055	10,812
4.41% (3 Month Term SOFR + 1.69%), 04/23/2039 (2)	2,075	1,876
4.52% (SOFR + 0.96%), 01/21/2032 (2)	8,000	7,849
4.69% (SOFR + 1.14%), 10/23/2030 (2)	3,870	3,852
4.94% (SOFR + 1.33%), 10/21/2036 (2)	4,885	4,744
4.97% (SOFR + 1.03%), 06/03/2032 (2)	14,760	14,751
5.05% (SOFR + 1.21%), 07/23/2030 (2)	4,615	4,642
5.07% (SOFR + 1.19%), 01/21/2037 (2)	8,050	7,860
5.09% (SOFR + 1.34%), 04/20/2034 (2)	10,290	10,249
5.22% (SOFR + 1.58%), 04/23/2031 (2)	6,625	6,691
5.33% (SOFR + 1.55%), 07/23/2035 (2)	8,410	8,439
5.43% (SOFR + 1.31%), 06/03/2037 (2)	14,465	14,515
5.54% (SOFR + 1.38%), 01/28/2036 (2)	1,900	1,930
5.54% (SOFR + 1.32%), 01/21/2047 (2)	5,397	5,220
5.73% (SOFR + 1.70%), 01/28/2056 (2)	8,383	8,247
6.48% (SOFR + 1.77%), 10/24/2029 (2)	3,200	3,319
6.75%, 10/01/2037	2,170	2,366

The accompanying notes are an integral part of these financial statements.

37

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 13.00% – (continued)
Goodman U.S. Finance Eight LLC
5.88%, 04/28/2046 (1)	$865	$852
Goodman U.S. Finance Four LLC
4.50%, 10/15/2037 (1)	200	182
Goodman U.S. Finance Six LLC
5.13%, 10/07/2034 (1)	1,110	1,093
Grand River Funding Trust II
7.28%, 02/15/2056 (1)	5,000	5,192
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048 (1)	650	550
Guardian Life Global Funding
4.33%, 10/06/2030 (1)	10,000	9,837
4.81%, 06/01/2031 (1)	11,746	11,741
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (1)	5,610	4,653
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	5,610	5,109
Hartford Insurance Group, Inc.
4.30%, 04/15/2043	1,080	917
Healthpeak OP LLC
3.50%, 07/15/2029	1,742	1,682
Henneman Trust
6.58%, 05/15/2055 (1)	5,000	5,180
High Street Funding Trust II
4.68%, 02/15/2048 (1)	5,250	4,447
Host Hotels & Resorts LP
4.25%, 12/15/2028	2,500	2,473
HPS Corporate Lending Fund
5.45%, 11/15/2030	1,134	1,096
HSBC Holdings Plc
2.01% (SOFR + 1.73%), 09/22/2028 (2)	3,585	3,474
2.21% (SOFR + 1.29%), 08/17/2029(2)	2,075	1,968
2.36% (SOFR + 1.95%), 08/18/2031 (2)	2,580	2,335
2.87% (SOFR + 1.41%), 11/22/2032 (2)	2,095	1,881
3.97% (3 Month Term SOFR + 1.87%), 05/22/2030 (2)	1,000	976
4.62% (SOFR + 1.19%), 11/06/2031 (2)	4,650	4,584
4.68% (SOFR + 1.21%), 03/10/2032 (2)	13,296	13,113
4.71% (SOFR + 0.94%), 05/12/2030 (2)	5,962	5,937
4.90% (SOFR + 1.03%), 03/03/2029 (2)	4,000	4,015
5.13% (SOFR + 1.04%), 11/19/2028 (2)	10,000	10,066
5.13% (SOFR + 1.29%), 03/03/2031 (2)	1,220	1,227
5.13% (SOFR + 1.43%), 11/06/2036 (2)	2,855	2,810
5.21% (SOFR + 1.32%), 05/12/2034 (2)	5,000	4,982
5.24% (SOFR + 1.57%), 05/13/2031 (2)	5,253	5,311
5.28% (SOFR + 1.55%), 03/10/2037 (2)	6,210	6,138
5.29% (SOFR + 1.29%), 11/19/2030 (2)	8,925	9,039
6.33% (SOFR + 2.65%), 03/09/2044 (2)	1,060	1,135
Huntington Bancshares, Inc.
4.62% (SOFR + 0.99%), 01/28/2032 (2)	10,200	10,031
5.27% (SOFR + 1.28%), 01/15/2031 (2)	11,455	11,589
5.71% (SOFR + 1.87%), 02/02/2035 (2)	4,210	4,307
ING Bank NV
4.56%, 07/07/2029 (1)	14,266	14,244
4.71%, 07/07/2031 (1)	13,099	13,066
ING Groep NV
4.80% (SOFR + 1.26%), 03/23/2032 (2)	3,570	3,546
4.86% (SOFR + 1.01%), 03/25/2029 (2)	4,585	4,603
5.07% (SOFR + 1.23%), 03/25/2031 (2)	5,400	5,443

The accompanying notes are an integral part of these financial statements.

38

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 13.00% – (continued)
5.42% (SOFR + 1.61%), 03/23/2037 (2)	$2,440	$2,446
5.53% (SOFR + 1.61%), 03/25/2036 (2)	3,150	3,199
5.55% (SOFR + 1.77%), 03/19/2035 (2)	5,000	5,094
6.08% (SOFR + 1.56%), 09/11/2027 (2)	923	926
Intesa Sanpaolo SpA
3.88%, 01/12/2028 (1)	3,700	3,652
5.20% (1 Year CMT Index + 0.95%), 06/29/2032 (1)(2)	5,725	5,738
Jackson National Life Global Funding
4.55%, 09/09/2030 (1)	13,850	13,577
4.80%, 04/09/2029 (1)	10,000	9,942
5.25%, 06/16/2031 (1)	7,870	7,859
Jefferies Financial Group, Inc.
5.50%, 02/15/2036	7,265	7,011
6.20%, 04/14/2034	5,000	5,118
6.25%, 01/15/2036	155	158
6.45%, 06/08/2027	428	435
JP Morgan Chase & Co.
1.47% (SOFR + 0.77%), 09/22/2027 (2)	15,960	15,854
2.07% (SOFR + 1.02%), 06/01/2029 (2)	3,165	3,017
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032 (2)	6,390	5,759
2.95% (SOFR + 1.17%), 02/24/2028 (2)	2,600	2,574
2.96% (SOFR + 1.26%), 01/25/2033 (2)	10,500	9,506
4.20% (3 Month Term SOFR + 1.52%), 07/23/2029 (2)	1,155	1,145
4.32% (SOFR + 1.56%), 04/26/2028 (2)	1,995	1,991
4.41% (SOFR + 0.82%), 04/23/2030 (2)	11,632	11,533
4.45% (3 Month Term SOFR + 1.59%), 12/05/2029 (2)	9,660	9,605
4.51% (SOFR + 0.86%), 10/22/2028 (2)	6,000	5,998
4.90% (SOFR + 1.07%), 01/22/2037 (2)	8,680	8,452
4.92% (SOFR + 0.80%), 01/24/2029 (2)	3,000	3,015
4.98% (SOFR + 0.93%), 07/22/2028 (2)	5,000	5,022
5.15% (SOFR + 1.26%), 04/23/2037 (2)	46,392	46,057
5.19% (SOFR + 1.30%), 02/05/2037 (2)	4,964	4,882
5.30% (SOFR + 1.45%), 07/24/2029 (2)	12,680	12,845
5.35% (SOFR + 1.85%), 06/01/2034 (2)	3,600	3,660
5.58% (SOFR + 1.16%), 04/22/2030 (2)	9,172	9,373
5.77% (SOFR + 1.49%), 04/22/2035 (2)	3,000	3,120
6.09% (SOFR + 1.57%), 10/23/2029 (2)	8,500	8,759
6.25% (SOFR + 1.81%), 10/23/2034 (2)	2,889	3,092
6.47% (3 Month Term SOFR + 2.75%), 10/01/2174 (2)	4,275	4,287
KBC Group NV
4.45% (1 Year CMT Index + 0.85%), 09/23/2031 (1)(2)	26,713	26,210
4.93% (1 Year CMT Index + 1.07%), 10/16/2030 (1)(2)	3,705	3,718
5.80% (1 Year CMT Index + 2.10%), 01/19/2029 (1)(2)	3,717	3,782
KeyCorp
4.79% (SOFR + 2.06%), 06/01/2033 (2)	590	579
5.12% (SOFR + 1.23%), 04/04/2031 (2)	2,985	3,008
5.31% (SOFR + 1.37%), 01/28/2037 (2)	1,755	1,729
6.40% (SOFR + 2.42%), 03/06/2035 (2)	2,495	2,656
Liberty Mutual Group, Inc.
3.95%, 10/15/2050 (1)	269	200
4.57%, 02/01/2029 (1)	1,950	1,940
5.25%, 05/01/2036 (1)	16,375	16,184
5.50%, 06/15/2052 (1)	5,750	5,400
Liberty Mutual Insurance Co.
7.70%, 10/15/2097 (1)	100	112
Lincoln National Corp.
5.35%, 11/15/2035	5,000	4,886
7.00%, 06/15/2040	1,715	1,869

The accompanying notes are an integral part of these financial statements.

39

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 13.00% – (continued)
Lineage OP LP
5.25%, 07/15/2030	$5,000	$5,009
Lloyds Banking Group Plc
3.75%, 01/11/2027	2,000	1,994
4.38%, 03/22/2028	949	946
4.43% (1 Year CMT Index + 0.82%), 11/04/2031 (2)	3,000	2,946
5.46% (1 Year CMT Index + 1.38%), 01/05/2028 (2)	2,365	2,377
LPL Holdings, Inc.
4.00%, 03/15/2029 (1)	4,000	3,888
4.90%, 04/03/2028	8,000	8,004
5.15%, 06/15/2030	15,000	15,048
LSEG Finance Plc
2.00%, 04/06/2028 (1)	4,565	4,368
M&T Bank Corp.
5.18% (SOFR + 1.40%), 07/08/2031 (2)	4,640	4,677
7.41% (SOFR + 2.80%), 10/30/2029 (2)	1,500	1,589
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/2030 (1)	3,750	3,740
5.20%, 03/27/2028 (1)	3,135	3,144
6.40%, 03/26/2029 (1)	5,985	6,161
Macquarie Bank Ltd.
3.05% (5 Year CMT Index + 1.70%), 03/03/2036 (1)(2)	2,090	1,888
5.64% (1 Year CMT Index + 1.45%), 08/13/2036 (1)(2)	7,000	6,979
Macquarie Group Ltd.
2.87% (SOFR + 1.53%), 01/14/2033 (1)(2)	6,000	5,352
Manufacturers & Traders Trust Co.
4.55% (SOFR + 0.94%), 04/18/2030 (2)	26,313	26,135
Markel Group, Inc.
4.15%, 09/17/2050	655	504
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070 (1)	2,690	1,729
4.90%, 04/01/2077 (1)	5,000	3,969
5.95%, 06/01/2056 (1)	5,000	4,953
Mastercard, Inc.
4.43%, 06/08/2029	5,535	5,528
MBIA Insurance Corp.
15.19% (3 Month Term SOFR + 11.52%), 01/15/2033 (1)(2)(5)	86	0
MetLife, Inc.
4.88%, 11/13/2043	3,000	2,764
Metropolitan Life Global Funding I
5.15%, 03/28/2033 (1)	2,000	2,022
Mid-America Apartments LP
1.70%, 02/15/2031	1,330	1,162
4.65%, 01/15/2033	1,180	1,160
Mitsubishi HC Finance America LLC
5.81%, 09/12/2028 (1)	1,795	1,830
Mitsubishi UFJ Financial Group, Inc.
5.06% (1 Year CMT Index + 0.90%), 01/14/2037 (2)	4,325	4,245
5.16% (1 Year CMT Index + 1.17%), 04/24/2031 (2)	1,600	1,617
5.19% (1 Year CMT Index + 0.93%), 09/12/2036 (2)	3,490	3,466
5.33% (1 Year CMT Index + 1.02%), 04/21/2037 (2)	12,975	12,940
Mizuho Bank Ltd.
5.77%, 04/16/2046 (1)	13,393	13,413
Mizuho Financial Group, Inc.
2.17% (1 Year CMT Index + 0.87%), 05/22/2032 (2)	8,000	7,038
2.26% (1 Year CMT Index + 0.90%), 07/09/2032 (2)	1,000	881
2.87% (3 Month Term SOFR + 1.57%), 09/13/2030 (2)	1,620	1,529
4.71% (1 Year CMT Index + 0.92%), 07/08/2031 (2)	28,280	28,105

The accompanying notes are an integral part of these financial statements.

40

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 13.00% – (continued)
4.97% (1 Year CMT Index + 0.83%), 07/13/2032 (2)	$10,000	$9,968
5.32% (1 Year CMT Index + 1.07%), 07/08/2036 (2)	7,635	7,656
5.34% (1 Year CMT Index + 0.97%), 07/13/2037 (2)	5,000	4,963
Morgan Stanley
1.79% (SOFR + 1.03%), 02/13/2032 (2)	2,440	2,123
1.93% (SOFR + 1.02%), 04/28/2032 (2)	18,275	15,889
2.24% (SOFR + 1.18%), 07/21/2032 (2)	8,555	7,505
2.48% (SOFR + 1.00%), 01/21/2028 (2)	526	520
2.70% (SOFR + 1.14%), 01/22/2031 (2)	2,345	2,178
3.22% (SOFR + 1.49%), 04/22/2042 (2)	5,000	3,818
3.59%, 07/22/2028 (4)	3,215	3,180
3.95%, 04/23/2027	14,190	14,144
4.24% (SOFR + 0.80%), 01/09/2030 (2)	20,380	20,113
4.36% (SOFR + 1.07%), 10/22/2031 (2)	6,440	6,297
4.43% (3 Month Term SOFR + 1.89%), 01/23/2030 (2)	2,304	2,283
4.49% (SOFR + 0.95%), 01/16/2032 (2)	32,214	31,587
4.71% (SOFR + 1.20%), 03/12/2032 (2)	7,520	7,427
4.81% (SOFR + 1.18%), 04/16/2032 (2)	3,440	3,413
4.89% (SOFR + 1.31%), 10/22/2036 (2)	2,430	2,353
5.04% (SOFR + 1.22%), 07/19/2030 (2)	1,450	1,460
5.07% (SOFR + 1.18%), 01/30/2037 (2)	6,355	6,215
5.16% (SOFR + 1.59%), 04/20/2029 (2)	17,500	17,637
5.17% (SOFR + 1.45%), 01/16/2030 (2)	11,350	11,452
5.30% (SOFR + 1.41%), 04/10/2037 (2)	43,472	43,255
5.32% (SOFR + 1.56%), 07/19/2035 (2)	6,965	6,999
5.45% (SOFR + 1.63%), 07/20/2029 (2)	2,020	2,047
5.47% (SOFR + 1.73%), 01/18/2035 (2)	1,846	1,874
5.52% (SOFR + 1.71%), 11/19/2055 (2)	3,308	3,195
5.66% (SOFR + 1.76%), 04/17/2036 (2)	1,330	1,365
5.83% (SOFR + 1.58%), 04/19/2035 (2)	1,910	1,982
5.90% (SOFR + 1.78%), 03/13/2047 (2)	10,000	10,107
6.30% (SOFR + 2.24%), 10/18/2028 (2)	5,350	5,464
Morgan Stanley Bank N.A.
4.79% (SOFR + 0.97%), 05/10/2030 (2)	10,136	10,146
Morgan Stanley Private Bank N.A.
4.21% (SOFR + 0.76%), 02/08/2030 (2)	1,630	1,609
4.73% (SOFR + 1.08%), 07/18/2031 (2)	15,662	15,591
Mutual of Omaha Companies Global Funding
4.55%, 01/13/2031 (1)	8,000	7,894
Nasdaq, Inc.
5.55%, 02/15/2034	975	1,003
National Australia Bank Ltd.
2.33%, 08/21/2030 (1)	6,000	5,408
3.35% (5 Year CMT Index + 1.70%), 01/12/2037 (1)(2)	2,600	2,350
4.43%, 06/04/2029	5,771	5,765
5.63% (1 Year CMT Index + 1.18%), 06/04/2037 (1)(2)	10,000	9,986
National Bank of Canada
4.50%, 10/10/2029	3,000	2,984
4.93% (SOFR + 1.01%), 06/04/2032 (2)	14,564	14,531
Nationwide Building Society
3.96% (3 Month SOFR USD + 1.86%), 07/18/2030 (1)(2)	5,000	4,870
4.00%, 09/14/2026 (1)	9,650	9,640
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (1)	7,150	9,272
NatWest Group Plc
4.45% (3 Month SOFR USD + 1.87%), 05/08/2030 (2)	985	976
4.89% (3 Month SOFR USD + 1.75%), 05/18/2029 (2)	9,505	9,531
5.08% (3 Month SOFR USD + 1.91%), 01/27/2030 (2)	9,010	9,069

The accompanying notes are an integral part of these financial statements.

41

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 13.00% – (continued)
5.12% (1 Year CMT Index + 1.05%), 05/23/2031 (2)	$3,500	$3,520
5.78% (1 Year CMT Index + 1.50%), 03/01/2035 (2)	2,865	2,971
NatWest Markets Plc
4.41%, 11/06/2030 (1)	9,160	9,012
5.41%, 05/17/2029 (1)	3,905	3,978
New York Life Insurance Co.
4.45%, 05/15/2069 (1)	4,225	3,241
Nippon Life Insurance Co.
4.75%, 04/02/2031 (1)	7,000	6,971
NLG Global Funding
4.35%, 09/15/2030 (1)	6,000	5,869
5.40%, 01/23/2030 (1)	3,500	3,554
NNN REIT, Inc.
3.50%, 10/15/2027	400	395
3.60%, 12/15/2026	700	698
5.60%, 10/15/2033	950	977
Nomura Holdings, Inc.
1.65%, 07/14/2026	5,000	4,996
2.61%, 07/14/2031	830	741
2.68%, 07/16/2030	1,550	1,421
2.71%, 01/22/2029	6,265	5,948
3.10%, 01/16/2030	4,735	4,451
5.17%, 07/14/2031	11,240	11,267
5.55%, 07/14/2036	4,320	4,330
6.07%, 07/12/2028	4,200	4,312
Northern Trust Corp.
3.38% (3 Month SOFR USD + 1.13%), 05/08/2032 (2)	411	406
Northwestern Mutual Life Insurance Co.
6.05%, 06/30/2056 (1)	3,500	3,562
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027 (1)	1,044	1,040
4.13%, 02/01/2029 (1)	6,740	6,641
Pacific Life Insurance Co.
4.30% (3 Month SOFR USD + 2.80%), 10/24/2067 (1)(2)	743	586
Peachtree Corners Funding Trust II
6.01%, 05/15/2035 (1)	5,000	5,174
Pinnacle Financial Partners, Inc.
5.60% (SOFR + 1.70%), 05/19/2032 (2)	5,225	5,242
PNC Financial Services Group, Inc.
4.81% (SOFR + 1.26%), 10/21/2032 (2)	2,430	2,419
5.07% (SOFR + 1.93%), 01/24/2034 (2)	3,433	3,436
5.37% (SOFR + 1.42%), 07/21/2036 (2)	4,590	4,632
5.58% (SOFR + 1.84%), 06/12/2029 (2)	8,670	8,827
6.88% (SOFR + 2.28%), 10/20/2034 (2)	5,035	5,559
Principal Financial Group, Inc.
4.11%, 02/15/2028 (1)	1,975	1,959
Principal Life Global Funding II
5.10%, 01/25/2029 (1)	7,000	7,066
Progressive Corp.
5.15%, 03/26/2036	7,335	7,332
Prologis LP
2.25%, 04/15/2030	305	280
2.88%, 11/15/2029	800	757
Protective Life Corp.
4.30%, 09/30/2028 (1)	4,500	4,448
Protective Life Global Funding
5.47%, 12/08/2028 (1)	5,725	5,818

The accompanying notes are an integral part of these financial statements.

42

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 13.00% – (continued)
Prudential Financial, Inc.
3.91%, 12/07/2047	$1,231	$943
6.63%, 06/21/2040	5,995	6,610
Realty Income Corp.
4.75%, 04/15/2033	13,260	13,088
5.13%, 04/15/2035	4,815	4,816
Royal Bank of Canada
4.31% (SOFR + 0.98%), 11/03/2031 (2)	14,045	13,769
4.40% (SOFR + 0.84%), 04/17/2030 (2)	14,295	14,176
4.61% (SOFR + 1.01%), 05/03/2032 (2)	15,275	15,100
4.65% (SOFR + 1.08%), 10/18/2030 (2)	3,825	3,816
Safehold GL Holdings LLC
2.80%, 06/15/2031	2,328	2,102
2.85%, 01/15/2032	4,308	3,844
Sammons Financial Group, Inc.
3.35%, 04/16/2031 (1)	7,000	6,455
4.75%, 04/08/2032 (1)	5,000	4,821
Santander Holdings USA, Inc.
5.04% (SOFR + 1.10%), 06/05/2030 (2)	11,062	11,060
5.22% (SOFR + 1.28%), 06/05/2032 (2)	3,715	3,706
5.70% (SOFR + 1.60%), 06/05/2037 (2)	3,555	3,552
6.17% (SOFR + 2.50%), 01/09/2030 (2)	3,515	3,611
Santander UK Group Holdings Plc
3.82% (3 Month SOFR USD + 1.40%), 11/03/2028 (2)	2,700	2,669
4.32% (SOFR + 1.07%), 09/22/2029 (2)	9,680	9,579
4.86% (SOFR + 1.55%), 09/11/2030 (2)	2,010	2,008
5.14% (SOFR + 1.58%), 09/22/2036 (2)	5,145	5,000
5.69% (SOFR + 1.52%), 04/15/2031 (2)	3,025	3,103
6.53% (SOFR + 2.60%), 01/10/2029 (2)	16,796	17,239
SBA Communications Corp.
3.13%, 02/01/2029	2,212	2,117
Sixth Street Specialty Lending, Inc.
5.65%, 08/15/2031	3,307	3,246
Skandinaviska Enskilda Banken AB
4.00%, 03/12/2029 (1)	2,128	2,099
4.50%, 09/03/2030 (1)	2,500	2,474
Societe Generale SA
2.89% (1 Year CMT Index + 1.30%), 06/09/2032 (1)(2)	7,000	6,305
3.00%, 01/22/2030 (1)	562	527
3.34% (1 Year CMT Index + 1.60%), 01/21/2033 (1)(2)	2,101	1,908
3.63%, 03/01/2041 (1)	6,000	4,432
4.45% (SOFR + 1.10%), 04/12/2030 (1)(2)	4,225	4,170
4.86% (SOFR + 0.86%), 07/07/2029 (1)(2)	5,000	4,998
5.25% (SOFR + 1.42%), 05/22/2029 (1)(2)	7,500	7,554
5.25%, 02/19/2027 (1)	2,861	2,875
5.40% (SOFR + 1.51%), 08/08/2034 (1)(2)	340	338
5.40% (SOFR + 1.60%), 04/10/2037 (1)(2)	15,140	14,842
5.44% (SOFR + 1.73%), 10/03/2036 (1)(2)	18,550	18,284
5.51% (SOFR + 1.65%), 05/22/2031 (1)(2)	3,874	3,935
5.52% (1 Year CMT Index + 1.50%), 01/19/2028 (1)(2)	3,000	3,015
5.63% (1 Year CMT Index + 1.75%), 01/19/2030 (1)(2)	3,550	3,611
6.10% (1 Year CMT Index + 1.60%), 04/13/2033 (1)(2)	4,080	4,239
6.69% (1 Year CMT Index + 2.95%), 01/10/2034 (1)(2)	10,625	11,371
Standard Chartered Plc
2.61% (1 Year CMT Index + 1.18%), 01/12/2028 (1)(2)	5,000	4,949
2.68% (1 Year CMT Index + 1.20%), 06/29/2032 (1)(2)	4,000	3,584
4.30% (1 Year CMT Index + 0.77%), 01/13/2030 (1)(2)	13,815	13,639
4.53% (1 Year CMT Index + 0.95%), 06/05/2032 (1)(2)	2,500	2,448

The accompanying notes are an integral part of these financial statements.

43

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 13.00% – (continued)
5.01% (1 Year CMT Index + 1.15%), 10/15/2030 (1)(2)	$924	$928
5.24% (1 Year CMT Index + 1.07%), 01/13/2037 (1)(2)	1,420	1,395
5.40% (1 Year CMT Index + 1.20%), 08/12/2036 (1)(2)	5,000	4,994
5.69% (1 Year CMT Index + 1.05%), 05/14/2028 (1)(2)	782	789
5.91% (1 Year CMT Index + 1.45%), 05/14/2035 (1)(2)	4,000	4,119
7.77% (1 Year CMT Index + 3.45%), 11/16/2028 (1)(2)	3,500	3,643
State Street Corp.
4.78% (SOFR + 1.22%), 10/23/2036 (2)	2,080	2,021
Store Capital LLC
5.40%, 04/30/2030	9,000	9,061
Sumisho Air Lease Corp.
4.85%, 03/24/2031 (1)	7,500	7,422
Sumitomo Life Insurance Co.
4.00% (3 Month SOFR USD + 2.99%), 09/14/2077 (1)(2)	1,000	990
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	2,650	2,391
3.04%, 07/16/2029	5,005	4,762
4.49% (SOFR + 1.02%), 01/15/2032 (2)	3,300	3,239
4.93% (SOFR + 1.05%), 07/07/2032 (2)	5,865	5,842
5.14% (SOFR + 1.22%), 07/07/2034 (2)	2,295	2,286
5.57% (SOFR + 1.36%), 01/15/2047 (2)	4,515	4,427
5.71%, 01/13/2030	2,790	2,872
Swedbank AB
5.34%, 09/20/2027 (1)	5,125	5,181
Symetra Life Insurance Co.
6.55%, 10/01/2055 (1)	4,000	4,102
Synchrony Bank
5.63%, 08/23/2027	1,950	1,970
Synchrony Financial
3.95%, 12/01/2027	1,500	1,485
4.95% (SOFR + 1.53%), 02/25/2032 (2)	5,000	4,874
5.45% (SOFR + 1.68%), 03/06/2031 (2)	5,000	4,999
5.94% (SOFR + 2.13%), 08/02/2030 (2)	9,816	10,011
6.00% (SOFR + 2.07%), 07/29/2036 (2)	2,500	2,512
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (1)	780	624
4.90%, 09/15/2044 (1)	200	177
6.05%, 06/15/2056 (1)	8,350	8,425
Toronto-Dominion Bank
3.20%, 03/10/2032	5,000	4,599
4.87%, 04/22/2033	5,500	5,459
5.30%, 01/30/2032	2,815	2,876
Travelers Companies, Inc.
5.45%, 05/25/2053	1,700	1,650
Trinity Acquisition Plc
6.13%, 08/15/2043	5,000	4,978
Truist Financial Corp.
4.96% (SOFR + 1.40%), 10/23/2036 (2)	4,000	3,891
5.12% (SOFR + 1.85%), 01/26/2034 (2)	6,770	6,760
5.28% (SOFR + 1.41%), 04/23/2037 (2)	3,965	3,927
5.44% (SOFR + 1.62%), 01/24/2030 (2)	4,570	4,646
5.71% (SOFR + 1.92%), 01/24/2035 (2)	1,931	1,988
5.87% (SOFR + 2.36%), 06/08/2034 (2)	1,470	1,529
6.67% (5 Year CMT Index + 3.00%), 03/01/2175 (2)	3,460	3,457
7.16% (SOFR + 2.45%), 10/30/2029 (2)	5,777	6,085
Trustage Financial Group, Inc.
4.63%, 04/15/2032 (1)	5,000	4,845

The accompanying notes are an integral part of these financial statements.

44

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 13.00% – (continued)
UBS AG
4.63% (SOFR + 1.11%), 02/16/2032 (2)	$10,000	$9,922
UBS Group AG
3.09% (SOFR + 1.73%), 05/14/2032 (1)(2)	5,388	4,945
3.13% (3 Month SOFR USD + 1.47%), 08/13/2030 (1)(2)	4,000	3,798
3.87% (3 Month SOFR USD + 1.41%), 01/12/2029 (1)(2)	9,375	9,267
4.19% (SOFR + 3.73%), 04/01/2031 (1)(2)	825	805
4.21% (SOFR + 0.84%), 04/10/2030 (1)(2)	7,500	7,377
4.25%, 03/23/2028 (1)	3,000	2,985
4.28%, 01/09/2028 (1)	845	841
4.40% (SOFR + 1.06%), 09/23/2031 (1)(2)	18,448	18,079
4.75% (1 Year CMT Index + 1.75%), 05/12/2028 (1)(2)	2,360	2,365
4.84% (SOFR + 1.29%), 11/06/2033 (1)(2)	25,075	24,635
5.01% (SOFR + 1.34%), 03/23/2037 (1)(2)	5,480	5,328
5.20% (SOFR + 1.34%), 08/10/2037 (1)(2)	3,665	3,608
6.30% (1 Year CMT Index + 2.00%), 09/22/2034 (1)(2)	1,077	1,144
UDR, Inc.
2.10%, 08/01/2032	1,430	1,216
2.95%, 09/01/2026	276	275
3.00%, 08/15/2031	415	381
3.20%, 01/15/2030	1,565	1,489
US Bancorp
5.08% (SOFR + 1.30%), 05/15/2031 (2)	3,925	3,969
5.38% (SOFR + 1.56%), 01/23/2030 (2)	2,185	2,222
US Bank N.A.
4.54% (SOFR + 0.67%), 05/20/2029 (2)	24,260	24,207
Ventas Realty LP
3.25%, 10/15/2026	323	322
3.85%, 04/01/2027	677	674
VICI Properties LP
4.75%, 02/15/2028	5,000	4,998
4.75%, 04/01/2028	10,035	10,026
Voya Financial, Inc.
5.05%, 03/02/2036	4,000	3,891
Wells Fargo & Co.
2.39% (SOFR + 2.10%), 06/02/2028 (2)	2,875	2,818
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031 (2)	12,110	11,212
3.07% (SOFR + 2.53%), 04/30/2041 (2)	11,335	8,656
4.18% (SOFR + 0.74%), 01/23/2030 (2)	5,000	4,934
4.90% (SOFR + 2.10%), 07/25/2033 (2)	2,466	2,450
4.96% (SOFR + 1.10%), 01/23/2037 (2)	4,510	4,403
4.97% (SOFR + 1.37%), 04/23/2029 (2)	4,000	4,020
5.21% (SOFR + 1.38%), 12/03/2035 (2)	14,125	14,100
5.24% (SOFR + 1.11%), 01/24/2031 (2)	9,424	9,553
5.39% (SOFR + 2.02%), 04/24/2034 (2)	2,983	3,028
5.50% (SOFR + 1.78%), 01/23/2035 (2)	7,030	7,165
5.56% (SOFR + 1.99%), 07/25/2034 (2)	13,817	14,149
5.57% (SOFR + 1.74%), 07/25/2029 (2)	40,471	41,154
5.61% (SOFR + 1.74%), 04/23/2036 (2)	6,649	6,815
5.71% (SOFR + 1.07%), 04/22/2028 (2)	12,770	12,885
6.30% (SOFR + 1.79%), 10/23/2029 (2)	6,445	6,667
6.49% (SOFR + 2.06%), 10/23/2034 (2)	10,585	11,425
Welltower OP LLC
6.50%, 03/15/2041	700	777
Western-Southern Global Funding
4.25%, 01/29/2029 (1)	12,262	12,112
4.50%, 07/16/2028 (1)	7,000	6,965
4.70%, 12/10/2032 (1)	4,000	3,885

The accompanying notes are an integral part of these financial statements.

45

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 13.00% – (continued)
4.90%, 05/01/2030 (1)	$7,000	$7,009
Westpac Banking Corp.
4.45%, 06/12/2031	8,811	8,741
Weyerhaeuser Co.
7.38%, 03/15/2032	142	158
Willis North America, Inc.
5.05%, 09/15/2048	7,500	6,668
WP Carey, Inc.
2.40%, 02/01/2031	1,800	1,619
2.45%, 02/01/2032	1,360	1,187
4.25%, 10/01/2026	3,404	3,403
4.65%, 07/15/2030	5,000	4,966
5.20%, 09/15/2036	1,880	1,855
WR Berkley Corp.
4.75%, 08/01/2044	3,445	3,075
XL Group Ltd.
5.25%, 12/15/2043	2,700	2,539

Total Financials		3,713,246

Government – 0.01%
Corp. Andina de Fomento
5.00%, 01/24/2029	4,010	4,070

Total Government		4,070

Industrials – 1.21%
Airbus SE
3.95%, 04/10/2047 (1)	150	119
Amcor Flexibles North America, Inc.
5.13%, 03/12/2036	4,350	4,273
Amphenol Corp.
5.30%, 11/15/2055	3,970	3,767
Amrize Finance U.S. LLC
4.95%, 04/07/2030	4,440	4,469
5.40%, 04/07/2035	5,000	5,074
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (1)	1,480	1,467
BAE Systems Plc
1.90%, 02/15/2031 (1)	6,886	6,082
3.00%, 09/15/2050 (1)	754	498
5.80%, 10/11/2041 (1)	400	413
Berry Global, Inc.
5.80%, 06/15/2031	4,600	4,770
Boeing Co.
3.25%, 02/01/2028	3,207	3,139
3.25%, 03/01/2028	2,061	2,019
3.25%, 02/01/2035	1,160	1,006
3.30%, 03/01/2035	1,410	1,220
3.60%, 05/01/2034	5,762	5,186
3.63%, 03/01/2048	1,373	982
3.65%, 03/01/2047	5,200	3,759
3.83%, 03/01/2059	3,695	2,570
3.90%, 05/01/2049	5,784	4,334
3.95%, 08/01/2059	4,825	3,445
5.04%, 05/01/2027	1,185	1,188
5.15%, 05/01/2030	4,225	4,277
5.71%, 05/01/2040	1,555	1,581
6.30%, 05/01/2029	2,530	2,634
6.39%, 05/01/2031	1,430	1,519

The accompanying notes are an integral part of these financial statements.

46

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Industrials – 1.21% – (continued)
6.53%, 05/01/2034	$2,360	$2,567
6.86%, 05/01/2054	4,570	5,136
Burlington Northern Santa Fe LLC
3.30%, 09/15/2051	530	363
3.55%, 02/15/2050	517	376
4.38%, 09/01/2042	462	407
4.45%, 01/15/2053	1,800	1,497
Cellnex Finance Co. SA
3.88%, 07/07/2041 (1)	3,000	2,353
Cemex SAB de CV
5.75%, 06/05/2036	17,450	17,388
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000	5,954
CRH America Finance, Inc.
3.40%, 05/09/2027 (1)	200	198
CRH America, Inc.
5.13%, 05/18/2045 (1)	230	211
CSX Corp.
3.35%, 09/15/2049	305	214
4.10%, 03/15/2044	175	146
4.65%, 03/01/2068	2,000	1,646
Eagle Materials, Inc.
5.00%, 03/15/2036	5,000	4,836
Eaton Corp.
4.80%, 03/06/2036	4,525	4,439
5.80%, 03/15/2037	500	526
FedEx Corp.
4.95%, 10/17/2048	3,000	2,683
FedEx Freight Holding Co., Inc.
4.30%, 03/15/2029 (1)	6,882	6,789
4.65%, 03/15/2031 (1)	9,789	9,616
5.25%, 03/15/2036 (1)	4,191	4,082
Flex Ltd.
5.25%, 01/15/2032	3,000	3,004
Hexcel Corp.
4.90%, 05/15/2031	3,480	3,469
Honeywell Aerospace, Inc.
3.90%, 03/16/2028 (1)	41,311	40,894
4.60%, 03/16/2033 (1)	2,978	2,923
4.95%, 03/16/2036 (1)	8,125	8,001
IDEX Corp.
4.95%, 09/01/2029	4,435	4,462
Jabil, Inc.
4.20%, 02/01/2029	5,381	5,302
Jacobs Solutions, Inc.
5.38%, 03/03/2036	4,350	4,278
John Deere Capital Corp.
4.38%, 04/15/2031	7,329	7,254
Johnson Controls International Plc
4.95%, 07/02/2064 (3)	928	811
L3Harris Technologies, Inc.
4.85%, 04/27/2035	1,000	982
5.25%, 06/01/2031	2,580	2,628
5.40%, 07/31/2033	2,619	2,677
Lennox International, Inc.
1.70%, 08/01/2027	2,000	1,943
Martin Marietta Materials, Inc.
6.25%, 05/01/2037	107	112

The accompanying notes are an integral part of these financial statements.

47

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Industrials – 1.21% – (continued)
Masco Corp.
6.50%, 08/15/2032	$1,240	$1,317
MasTec, Inc.
4.50%, 08/15/2028 (1)	5,000	4,952
5.90%, 06/15/2029	6,500	6,689
Mexico City Airport Trust
3.88%, 04/30/2028 (1)	3,645	3,555
4.25%, 10/31/2026 (1)	1,720	1,719
5.50%, 07/31/2047 (1)	3,660	3,133
Norfolk Southern Corp.
3.95%, 10/01/2042	332	274
4.05%, 08/15/2052	1,100	845
4.80%, 08/15/2043	1,273	1,141
7.80%, 05/15/2027	1,705	1,758
Northrop Grumman Corp.
3.85%, 04/15/2045	195	155
nVent Finance Sarl
4.55%, 04/15/2028	3,625	3,609
Packaging Corp. of America
5.20%, 08/15/2035	2,640	2,644
Parker-Hannifin Corp.
4.45%, 11/21/2044	333	293
Penske Truck Leasing Co. Lp / PTL Finance Corp.
6.05%, 08/01/2028 (1)	5,000	5,118
6.20%, 06/15/2030 (1)	2,925	3,053
Precision Castparts Corp.
4.20%, 06/15/2035	75	71
4.38%, 06/15/2045	415	356
Regal Rexnord Corp.
6.05%, 04/15/2028	1,368	1,397
RTX Corp.
2.82%, 09/01/2051	2,550	1,582
3.75%, 11/01/2046	1,130	868
4.15%, 05/15/2045	1,683	1,395
4.35%, 04/15/2047	970	810
4.50%, 06/01/2042	1,823	1,631
5.15%, 02/27/2033	2,076	2,114
Siemens Financieringsmaatschappij NV
4.40%, 05/27/2045 (1)	513	446
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (1)	1,400	1,389
5.55%, 04/03/2034 (1)	11,200	11,301
Spirit AeroSystems, Inc.
4.60%, 06/15/2028	9,845	9,808
Textron, Inc.
3.65%, 03/15/2027	4,975	4,948
Union Pacific Corp.
4.10%, 09/15/2067	200	147
Vertiv Holdings Co.
5.80%, 03/15/2056	910	896
5.95%, 03/15/2066	1,815	1,797
Vontier Corp.
2.40%, 04/01/2028	10,822	10,393
Vulcan Materials Co.
4.70%, 03/01/2048	2,054	1,795
Weir Group, Inc.
5.35%, 05/06/2030 (1)	11,103	11,200

The accompanying notes are an integral part of these financial statements.

48

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Industrials – 1.21% – (continued)
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	$5,000	$4,981
WestRock MWV LLC
8.20%, 01/15/2030	537	595
WSP Global, Inc.
5.71%, 09/18/2036 (1)	5,000	4,944

Total Industrials		345,077

Technology – 1.83%
Accenture Capital, Inc.
4.50%, 10/04/2034	1,066	1,022
Analog Devices, Inc.
2.95%, 10/01/2051	2,122	1,372
Broadcom, Inc.
3.14%, 11/15/2035 (1)	12,942	10,994
3.19%, 11/15/2036 (1)	17,915	15,010
3.50%, 02/15/2041	8,120	6,488
4.75%, 04/15/2029	6,850	6,889
4.80%, 02/15/2036	545	529
5.15%, 11/15/2031	3,000	3,053
Broadridge Financial Solutions, Inc.
5.75%, 05/15/2036	8,582	8,587
Cadence Design Systems, Inc.
4.30%, 09/10/2029	1,690	1,677
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	14,070	13,956
5.10%, 03/01/2030	8,000	7,983
CGI, Inc.
1.45%, 09/14/2026	2,182	2,170
2.30%, 09/14/2031	3,919	3,399
Concentrix Corp.
6.60%, 08/02/2028	3,000	2,992
Dell International LLC / EMC Corp.
4.75%, 07/15/2031	7,057	7,014
5.00%, 04/01/2030	3,140	3,167
5.30%, 04/01/2032	6,750	6,865
Fidelity National Information Services, Inc.
4.55%, 03/10/2029	9,259	9,187
4.80%, 03/10/2031	9,783	9,676
Fiserv, Inc.
3.20%, 07/01/2026	890	890
4.75%, 03/15/2030	5,000	4,951
5.15%, 08/12/2034	10,735	10,425
5.63%, 08/21/2033	4,575	4,624
Foundry JV Holdco LLC
5.90%, 01/25/2033 (1)	5,260	5,482
6.10%, 01/25/2036 (1)	873	920
6.20%, 01/25/2037 (1)	1,795	1,898
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/2029	4,979	5,091
Genpact UK Finco Plc / Genpact USA, Inc.
4.95%, 11/18/2030	3,000	2,954
Hewlett Packard Enterprise Co.
4.05%, 09/15/2027	5,068	5,039
4.60%, 03/23/2029	6,500	6,490
5.60%, 10/15/2054	2,833	2,626
Intel Corp.
3.25%, 11/15/2049	1,770	1,152

The accompanying notes are an integral part of these financial statements.

49

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Technology – 1.83% – (continued)
3.73%, 12/08/2047	$1,270	$914
4.65%, 06/01/2031	5,529	5,475
4.90%, 08/05/2052	6,758	5,680
5.30%, 05/15/2036	17,780	17,692
5.70%, 02/10/2053	2,475	2,334
6.13%, 05/15/2056	6,265	6,257
International Business Machines Corp.
5.80%, 02/03/2056	1,582	1,535
Intuit, Inc.
4.95%, 06/15/2031	5,820	5,820
5.50%, 06/15/2036	6,616	6,590
KLA Corp.
3.30%, 03/01/2050	1,800	1,250
Leidos, Inc.
2.30%, 02/15/2031	1,075	956
4.38%, 05/15/2030	3,530	3,457
5.00%, 03/15/2036	6,560	6,318
5.75%, 03/15/2033	1,000	1,029
Marvell Technology, Inc.
4.75%, 07/15/2030	7,575	7,558
5.45%, 07/15/2035	9,653	9,786
MSCI, Inc.
3.63%, 09/01/2030 (1)	4,000	3,784
4.00%, 11/15/2029 (1)	7,500	7,256
NVIDIA Corp.
4.25%, 06/15/2028	43,165	43,078
4.35%, 06/15/2029	31,029	30,936
4.95%, 06/15/2036	17,059	16,910
5.55%, 06/15/2046	6,513	6,465
5.63%, 06/15/2056	123	122
NXP BV / NXP USA, Inc.
2.65%, 02/15/2032	4,875	4,317
3.25%, 05/11/2041	3,600	2,730
3.25%, 11/30/2051	1,505	997
4.30%, 06/18/2029	7,077	7,001
Oracle Corp.
3.60%, 04/01/2040	2,500	1,823
3.80%, 11/15/2037	600	479
3.85%, 07/15/2036	1,065	884
3.90%, 05/15/2035	936	794
3.95%, 03/25/2051	1,240	793
4.30%, 07/08/2034	221	197
4.38%, 05/15/2055	8,400	5,607
4.80%, 09/26/2032	6,595	6,275
4.90%, 02/06/2033	2,930	2,778
4.95%, 02/04/2031	13,860	13,569
5.55%, 02/06/2053	2,000	1,611
5.70%, 02/04/2036	4,980	4,823
5.88%, 09/26/2045	11,741	10,278
6.55%, 02/04/2046	7,497	7,067
6.70%, 02/04/2056	6,890	6,485
6.85%, 02/04/2066	4,270	3,974
6.90%, 11/09/2052	9,000	8,629
Paychex, Inc.
5.10%, 04/15/2030	10,000	10,086
Roper Technologies, Inc.
4.90%, 10/15/2034	4,200	4,059

The accompanying notes are an integral part of these financial statements.

50

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Technology – 1.83% – (continued)
Salesforce, Inc.
4.65%, 03/15/2029	$9,925	$9,920
4.90%, 09/15/2031	2,009	2,005
6.55%, 03/15/2056	9,929	9,932
ServiceNow, Inc.
5.40%, 05/15/2036	6,423	6,420
6.30%, 05/15/2056	5,768	5,877
Synopsys, Inc.
5.70%, 04/01/2055	2,900	2,812
VMware LLC
1.40%, 08/15/2026	8,282	8,251
1.80%, 08/15/2028	1,928	1,824
Workday, Inc.
3.50%, 04/01/2027	3,141	3,118

Total Technology		521,189

Utilities – 3.00%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/2028 (1)	2,015	1,921
AEP Texas, Inc.
3.80%, 10/01/2047	3,715	2,761
AEP Transmission Co. LLC
3.15%, 09/15/2049	580	384
3.75%, 12/01/2047 (8)	2,600	1,965
4.00%, 12/01/2046	2,020	1,622
4.25%, 09/15/2048	4,790	3,893
AES Corp.
5.20%, 07/15/2029	3,739	3,760
5.75%, 07/15/2033	2,613	2,629
5.80%, 03/15/2032	3,320	3,364
Alabama Power Co.
3.75%, 03/01/2045	182	141
4.10%, 01/15/2042	233	194
4.15%, 08/15/2044	205	170
6.13%, 05/15/2038	219	235
Alfa Desarrollo SpA
4.55%, 09/27/2051 (1)	2,428	1,928
Ameren Corp.
5.70%, 12/01/2026	5,761	5,788
American Electric Power Co., Inc.
4.30%, 12/01/2028	2,833	2,815
American Water Capital Corp.
4.00%, 12/01/2046	2,350	1,862
6.59%, 10/15/2037	386	431
Appalachian Power Recovery Funding LLC
5.84%, 04/01/2046	3,510	3,583
Arizona Public Service Co.
3.75%, 05/15/2046	2,290	1,733
5.05%, 09/01/2041	349	325
5.10%, 03/15/2036	2,125	2,090
Atmos Energy Corp.
4.13%, 10/15/2044	1,860	1,556
4.15%, 01/15/2043	830	701
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028 (1)	10,275	10,188
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	950	598
3.20%, 09/15/2049	1,105	740

The accompanying notes are an integral part of these financial statements.

51

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 3.00% – (continued)
3.50%, 08/15/2046	$375	$273
5.15%, 06/01/2033	4,972	5,014
5.65%, 06/01/2054	1,930	1,896
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051	7,650	4,663
6.13%, 04/01/2036	366	390
Boston Gas Co.
4.49%, 02/15/2042 (1)	253	216
5.84%, 01/10/2035 (1)	2,345	2,442
Brooklyn Union Gas Co.
3.87%, 03/04/2029 (1)	1,125	1,101
4.27%, 03/15/2048 (1)	4,438	3,479
4.49%, 03/04/2049 (1)	338	270
4.50%, 03/10/2046 (1)	2,000	1,646
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151	119
Centerpoint Energy Restoration Bond Co. III LLC
4.86%, 12/15/2039	4,717	4,594
Chile Electricity Lux Mpc II Sarl
5.58%, 10/20/2035 (1)	14,042	14,254
5.67%, 10/20/2035 (1)	9,962	10,167
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (1)	1,333	1,304
CMS Energy Corp.
2.95%, 02/15/2027	348	344
Comision Federal de Electricidad
4.69%, 05/15/2029 (1)	3,900	3,832
6.05%, 01/28/2034 (1)	10,655	10,431
Commonwealth Edison Co.
3.65%, 06/15/2046	364	274
3.75%, 08/15/2047	1,000	752
4.00%, 03/01/2048	4,615	3,615
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	2,940	2,274
3.88%, 06/15/2047	1,800	1,376
4.30%, 12/01/2056	3,050	2,397
4.50%, 05/15/2058	538	435
5.70%, 06/15/2040	318	324
Constellation Energy Generation LLC
3.75%, 03/01/2031 (1)	25,265	24,055
5.75%, 10/01/2041	4,727	4,736
5.80%, 03/01/2033	621	648
6.25%, 10/01/2039	300	317
Consumers Energy Co.
3.25%, 08/15/2046	190	135
4.35%, 08/31/2064	191	146
Cumberland Combined Cycle Generation LLC
5.82%, 05/15/2056	12,882	13,169
Dayton Power & Light Co.
4.55%, 08/15/2030	6,140	6,043
Delmarva Power & Light Co.
4.00%, 06/01/2042	170	140
Dominion Energy, Inc.
2.85%, 08/15/2026	304	303
4.90%, 08/01/2041	212	195
5.25%, 08/01/2033	1,161	1,171
5.35%, 06/15/2036	3,690	3,694
7.00%, 06/15/2038	124	140

The accompanying notes are an integral part of these financial statements.

52

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 3.00% – (continued)
Duke Energy Carolinas LLC
4.25%, 12/15/2041	$2,681	$2,327
4.95%, 01/15/2033	3,715	3,739
Duke Energy Corp.
3.50%, 06/15/2051	4,000	2,728
3.75%, 09/01/2046	13,800	10,315
3.95%, 08/15/2047	1,740	1,329
5.70%, 09/15/2055	2,540	2,444
5.80%, 06/15/2054	2,000	1,949
6.10%, 09/15/2053	2,730	2,777
Duke Energy Indiana LLC
3.75%, 05/15/2046	600	458
Duke Energy Ohio, Inc.
5.25%, 04/01/2033	2,515	2,560
Duke Energy Progress LLC
2.90%, 08/15/2051	1,645	1,027
3.70%, 10/15/2046	506	383
4.10%, 05/15/2042	217	183
4.10%, 03/15/2043	181	151
4.15%, 12/01/2044	129	106
4.20%, 08/15/2045	325	268
4.38%, 03/30/2044	132	112
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030 (1)	2,500	2,240
3.62%, 08/01/2027 (1)	6,675	6,598
Edison International
5.00%, 05/05/2028	1,085	1,086
Electricite de France SA
4.75%, 10/13/2035 (1)	5,000	4,839
5.25%, 04/22/2036 (1)	443	435
5.95%, 04/22/2034 (1)	8,752	9,177
6.13%, 04/22/2056 (1)	1,300	1,282
Emera U.S. Finance LP
4.75%, 06/15/2046	3,165	2,697
Enel Finance International NV
3.50%, 04/06/2028 (1)	900	883
4.75%, 05/25/2047 (1)	7,050	5,933
5.00%, 09/30/2035 (1)	4,825	4,687
6.00%, 10/07/2039 (1)	307	314
6.80%, 09/15/2037 (1)	2,425	2,671
Entergy Arkansas LLC
2.65%, 06/15/2051	960	567
Entergy Louisiana LLC
2.90%, 03/15/2051	1,570	984
3.05%, 06/01/2031	440	407
3.12%, 09/01/2027	370	365
4.00%, 03/15/2033	2,610	2,466
5.80%, 03/15/2055	2,705	2,705
Entergy Mississippi LLC
5.85%, 06/01/2054	1,200	1,197
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000	10,016
Essential Utilities, Inc.
5.13%, 03/15/2036	1,439	1,419
5.25%, 08/15/2035	12,737	12,717
5.38%, 01/15/2034	2,892	2,927
Evergy Kansas Central, Inc.
4.13%, 03/01/2042	4,175	3,529

The accompanying notes are an integral part of these financial statements.

53

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 3.00% – (continued)
Evergy Metro, Inc.
4.20%, 03/15/2048	$500	$402
5.40%, 04/01/2034	1,025	1,048
Evergy Missouri West Storm Funding I LLC
5.10%, 12/01/2038	3,323	3,343
Evergy, Inc.
2.90%, 09/15/2029	1,165	1,103
Eversource Energy
5.50%, 01/01/2034	846	861
Exelon Corp.
4.95%, 06/15/2035	1,500	1,458
Fells Point Funding Trust
3.05%, 01/31/2027 (1)	9,320	9,235
FirstEnergy Corp.
3.90%, 07/15/2027	21,189	21,068
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/2028 (1)	2,386	2,330
5.20%, 04/01/2028 (1)	1,885	1,903
FirstEnergy Transmission LLC
2.87%, 09/15/2028 (1)	2,781	2,671
4.75%, 01/15/2033	3,349	3,283
Florida Power & Light Co.
5.40%, 09/01/2035	700	715
Fortis, Inc.
3.06%, 10/04/2026	1,568	1,562
Generadora de Gatun SA
6.87%, 09/30/2044 (1)	6,453	6,666
Georgia Power Co.
4.00%, 10/01/2028	5,577	5,521
4.60%, 06/15/2029	7,908	7,922
Hydro One, Inc.
4.75%, 05/30/2031	4,129	4,137
Indiana Michigan Power Co.
3.25%, 05/01/2051	1,570	1,050
5.60%, 03/15/2056	2,538	2,470
ITC Holdings Corp.
2.95%, 05/14/2030 (1)	890	830
5.30%, 07/01/2043	1,510	1,416
5.50%, 04/15/2036 (1)	1,510	1,531
5.65%, 05/09/2034 (1)	6,420	6,580
Jersey Central Power & Light Co.
5.10%, 01/15/2035	960	959
6.15%, 06/01/2037	400	422
KeySpan Gas East Corp.
2.74%, 08/15/2026 (1)	538	537
Liberty Utilities Co.
5.10%, 05/15/2031 (1)	6,500	6,484
Massachusetts Electric Co.
4.00%, 08/15/2046 (1)	624	485
MidAmerican Energy Co.
5.85%, 09/15/2054	1,320	1,338
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (1)	9,310	9,224
Monongahela Power Co.
5.40%, 12/15/2043 (1)	1,650	1,567
National Fuel Gas Co.
4.75%, 09/01/2028	5,226	5,214
4.75%, 05/15/2029	7,651	7,630

The accompanying notes are an integral part of these financial statements.

54

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 3.00% – (continued)
5.05%, 10/15/2031	$10,653	$10,606
5.50%, 03/15/2030	8,721	8,876
5.50%, 05/15/2036	4,492	4,464
5.95%, 03/15/2035	3,956	4,073
National Rural Utilities Cooperative Finance Corp.
8.00%, 03/01/2032	791	912
Nevada Power Co.
5.38%, 09/15/2040	261	254
5.45%, 05/15/2041	386	378
New England Power Co.
3.80%, 12/05/2047 (1)	5,108	3,818
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (1)	804	800
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	5,605	5,332
4.69%, 09/01/2027	14,537	14,570
5.55%, 03/15/2054	5,000	4,741
5.90%, 03/15/2055	5,055	5,004
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (1)	2,150	1,937
6.00%, 07/03/2055 (1)	890	885
NiSource, Inc.
1.70%, 02/15/2031	1,640	1,431
5.25%, 02/15/2043	7,730	7,272
5.80%, 02/01/2042	774	772
5.85%, 04/01/2055	4,808	4,768
5.95%, 06/15/2041	4,416	4,540
Northern States Power Co.
3.60%, 09/15/2047	2,395	1,796
NRG Energy, Inc.
2.45%, 12/02/2027 (1)	6,215	6,010
4.45%, 06/15/2029 (1)	5,323	5,243
4.96%, 04/30/2031 (1)	2,342	2,316
5.41%, 10/15/2035 (1)	4,810	4,728
7.00%, 03/15/2033 (1)	10,932	11,859
Oglethorpe Power Corp.
6.19%, 01/01/2031 (1)	1,008	1,042
Ohio Power Co.
2.90%, 10/01/2051	1,390	851
4.15%, 04/01/2048	1,190	936
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,895	1,244
5.75%, 03/15/2029	124	127
Pacific Gas & Electric Co.
3.30%, 08/01/2040	15,220	11,409
3.75%, 08/15/2042	376	284
3.95%, 12/01/2047	779	571
4.30%, 03/15/2045	638	502
4.45%, 04/15/2042	1,905	1,577
4.50%, 07/01/2040	10,703	9,211
4.95%, 07/01/2050	4,255	3,553
5.60%, 08/15/2036	3,647	3,648
5.80%, 05/15/2034	4,992	5,103
5.90%, 06/15/2032	2,099	2,171
5.90%, 10/01/2054	8,735	8,249
6.00%, 08/15/2035	2,735	2,820
6.00%, 05/01/2056	1,660	1,588
6.10%, 01/15/2029	975	1,004

The accompanying notes are an integral part of these financial statements.

55

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 3.00% – (continued)
6.10%, 10/15/2055	$2,744	$2,656
6.15%, 03/01/2055	5,893	5,747
6.30%, 08/15/2056	4,001	3,985
6.70%, 04/01/2053	3,144	3,270
PacifiCorp
5.80%, 01/15/2055	3,678	3,508
6.00%, 01/15/2039	2,572	2,623
PECO Energy Co.
2.80%, 06/15/2050	860	535
3.70%, 09/15/2047	2,120	1,601
3.90%, 03/01/2048	5,235	4,059
4.15%, 10/01/2044	353	293
Pepco Holdings LLC
7.45%, 08/15/2032	222	245
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.75%, 02/03/2031 (1)	4,467	4,354
PG&E Recovery Funding LLC
5.23%, 06/01/2042	2,645	2,637
5.53%, 06/01/2049	3,140	3,113
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	1,735	1,664
5.10%, 06/01/2052	2,420	2,226
5.21%, 12/01/2047	1,285	1,217
Potomac Electric Power Co.
6.50%, 11/15/2037	136	149
PPL Capital Funding, Inc.
5.25%, 09/01/2034	4,811	4,832
PPL Electric Utilities Corp.
3.00%, 10/01/2049	2,105	1,383
4.13%, 06/15/2044	208	173
PSEG Power LLC
5.20%, 05/15/2030 (1)	6,877	6,955
5.75%, 05/15/2035 (1)	4,635	4,730
Public Service Co. of Colorado
3.55%, 06/15/2046	353	257
4.10%, 06/15/2048	2,515	2,005
5.05%, 06/15/2036	7,960	7,849
Public Service Co. of Oklahoma
5.20%, 01/15/2035	685	682
6.63%, 11/15/2037	649	701
Public Service Electric & Gas Co.
3.00%, 03/01/2051	4,380	2,860
3.60%, 12/01/2047	1,605	1,193
4.65%, 03/15/2033	7,255	7,183
5.38%, 11/01/2039	117	117
Public Service Enterprise Group, Inc.
1.60%, 08/15/2030	8,395	7,399
Puget Energy, Inc.
2.38%, 06/15/2028	560	535
5.73%, 03/15/2035	1,470	1,479
RWE Finance U.S. LLC
6.25%, 04/16/2054 (1)	2,000	2,026
San Diego Gas & Electric Co.
2.95%, 08/15/2051	7,230	4,610
3.95%, 11/15/2041	310	256
5.35%, 05/15/2040	3,430	3,367
5.95%, 03/15/2056	1,330	1,349

The accompanying notes are an integral part of these financial statements.

56

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 3.00% – (continued)
SCE Recovery Funding LLC
4.70%, 06/15/2040	$2,053	$2,020
5.34%, 03/15/2045	2,765	2,728
Sempra
5.25%, 03/15/2036	11,966	11,809
Sigeco Securitization I LLC
5.03%, 11/15/2036	2,171	2,169
Southern California Edison Co.
2.95%, 02/01/2051	6,220	3,748
3.65%, 03/01/2028	1,200	1,180
3.90%, 12/01/2041	392	305
4.05%, 03/15/2042	800	633
4.13%, 03/01/2048	1,880	1,415
4.88%, 02/01/2027	4,901	4,909
5.75%, 04/15/2054	5,100	4,747
5.90%, 03/01/2055	295	282
6.05%, 03/15/2039	3,013	3,059
6.20%, 09/15/2055	5,000	4,971
Southern California Gas Co.
2.55%, 02/01/2030	2,621	2,447
5.05%, 09/01/2034	12,265	12,274
Southern Co.
5.70%, 03/15/2034	3,715	3,849
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	282	221
4.40%, 06/01/2043	160	137
5.10%, 09/15/2035	1,315	1,303
5.75%, 09/15/2033	1,730	1,800
5.88%, 03/15/2041	1,210	1,244
Southern Power Co.
4.80%, 06/15/2031	12,771	12,735
5.15%, 09/15/2041	746	710
Southwest Gas Corp.
3.80%, 09/29/2046	508	387
Southwestern Public Service Co.
4.50%, 08/15/2041	350	308
Toledo Edison Co.
2.65%, 05/01/2028 (1)	1,208	1,156
6.15%, 05/15/2037	680	729
Virginia Electric & Power Co.
3.50%, 03/15/2027	1,732	1,722
4.45%, 02/15/2044	126	109
4.65%, 08/15/2043	1,765	1,566
5.65%, 03/15/2055	5,600	5,475
Vistra Operations Co. LLC
4.30%, 07/15/2029 (1)	14,167	13,877
4.60%, 10/15/2030 (1)	7,662	7,538
4.70%, 01/31/2031 (1)	9,507	9,317
5.25%, 10/15/2035 (1)	4,570	4,445
5.35%, 01/31/2036 (1)	2,280	2,234
5.70%, 12/30/2034 (1)	4,599	4,649
6.00%, 04/15/2034 (1)	335	345
6.95%, 10/15/2033 (1)	9,278	10,096
Xcel Energy, Inc.
3.35%, 12/01/2026	5,105	5,087

Total Utilities		856,946

Total Corporate Bonds (Cost: $8,539,285)		8,333,142

The accompanying notes are an integral part of these financial statements.

57

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Government Related – 29.73%
Other Government Related – 1.28%
Alabama Economic Settlement Authority
4.26%, 09/15/2032	$610	$602
American Municipal Power, Inc.
7.50%, 02/15/2050	1,285	1,474
Bay Area Toll Authority
6.26%, 04/01/2049	1,650	1,720
Bermuda Government International Bond
2.38%, 08/20/2030 (1)	1,765	1,595
California Municipal Finance Authority
3.28%, 02/01/2046	4,000	3,112
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	140	143
Cassa Depositi e Prestiti SpA
4.38%, 10/01/2030 (1)	3,000	2,958
5.88%, 04/30/2029 (1)	2,000	2,065
Chile Government International Bond
2.55%, 01/27/2032	1,398	1,242
City of Chicago IL
5.88%, 01/01/2031	18,705	18,856
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	905	900
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,285	1,363
City of New York NY
5.09%, 10/01/2049	1,335	1,236
5.11%, 10/01/2054	910	838
5.37%, 10/01/2051	1,500	1,437
5.80%, 02/01/2052	2,455	2,480
Colorado Housing & Finance Authority
6.25%, 11/01/2055	9,905	10,438
Curators of the University of Missouri
5.96%, 11/01/2039	2,875	2,984
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875	730
Eagle Funding Luxco Sarl
5.50%, 08/17/2030 (1)	13,041	13,094
Empire State Development Corp.
5.84%, 03/15/2040	1,810	1,835
Export-Import Bank of India
3.88%, 02/01/2028 (1)	3,480	3,431
Fannie Mae
0.00%, 03/17/2031	1,240	1,015
0.88%, 08/05/2030	555	486
6.63%, 11/15/2030	2,550	2,794
7.13%, 01/15/2030	1,500	1,643
Federal Farm Credit Banks Funding Corp.
1.42%, 08/19/2032	3,000	2,511
Federal Home Loan Banks
4.13%, 06/01/2028	31,405	31,378
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	2,095	2,312
Hungary Government International Bond
5.38%, 09/26/2030 (1)	5,275	5,350
Illinois State Toll Highway Authority
5.85%, 12/01/2034	7,500	7,749
Israel Government International Bond
5.38%, 02/19/2030	8,572	8,677

The accompanying notes are an integral part of these financial statements.

58

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Other Government Related – 1.28% – (continued)
Korea National Oil Corp.
4.88%, 04/03/2028 (1)	$1,760	$1,771
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400	2,576
Mexico Government International Bond
2.66%, 05/24/2031	2,579	2,272
3.50%, 02/12/2034	3,202	2,727
3.77%, 05/24/2061	1,753	1,049
4.35%, 01/15/2047	42	31
4.40%, 02/12/2052	1,340	958
4.60%, 01/23/2046	4,219	3,253
4.60%, 02/10/2048	1,482	1,121
4.75%, 03/08/2044	450	362
5.38%, 03/22/2033	7,426	7,256
5.63%, 02/09/2034	1,767	1,739
5.63%, 09/22/2035	7,780	7,558
5.75%, 10/12/2110	588	479
5.85%, 07/02/2032	4,785	4,832
6.00%, 05/13/2030	2,185	2,240
6.00%, 05/07/2036	4,736	4,719
6.13%, 02/09/2038	8,848	8,680
6.25%, 08/27/2037	14,373	14,377
6.34%, 05/04/2053	356	333
6.63%, 01/29/2038	2,996	3,066
6.88%, 05/13/2037	10,533	11,036
7.38%, 05/13/2055	1,674	1,774
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870	6,699
Ohio State University
4.80%, 06/01/2111	1,102	915
Panama Government International Bond
2.25%, 09/29/2032	5,417	4,539
4.50%, 04/16/2050	935	747
5.23%, 02/23/2034	10,511	10,330
Peruvian Government International Bond
2.78%, 01/23/2031	2,220	2,044
5.63%, 11/18/2050	190	185
Port Authority of New York & New Jersey
4.46%, 10/01/2062	2,065	1,752
5.65%, 11/01/2040	435	456
5.65%, 11/01/2040	1,260	1,322
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270	2,055
Republic of Poland Government International Bond
5.38%, 02/12/2035	6,810	6,949
5.38%, 04/14/2036	11,045	11,141
5.50%, 03/18/2054	2,147	2,032
Resolution Funding Corp. Principal Strip
0.00%, 04/15/2030	929	789
Romanian Government International Bond
5.75%, 09/16/2030 (1)	18,920	18,981
Saudi Government International Bond
3.45%, 02/02/2061 (1)	1,185	749
St Johns County Industrial Development Authority
2.54%, 10/01/2030	10,000	9,195
State of California
7.30%, 10/01/2039	275	314
7.50%, 04/01/2034	5,540	6,300

The accompanying notes are an integral part of these financial statements.

59

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Other Government Related – 1.28% – (continued)
State of Illinois
5.10%, 06/01/2033	$14,086	$14,230
Tennessee Valley Authority
2.88%, 02/01/2027	805	800
4.25%, 09/15/2052	4,360	3,675
4.25%, 09/15/2065	1,720	1,405
4.63%, 09/15/2060	1,308	1,161
4.88%, 05/15/2035	5,637	5,759
5.25%, 02/01/2055	6,091	5,981
5.50%, 06/15/2038	57	61
5.88%, 04/01/2036	2,967	3,267
7.13%, 05/01/2030	1,615	1,778
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000	1,837
0.00%, 03/15/2032	1,514	1,177
0.00%, 07/15/2034	295	202
Tennessee Valley Authority Principal Strip
0.00%, 06/15/2035	258	169
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810	1,444
University of Michigan
4.45%, 04/01/2122	7,800	6,124
University of Pittsburgh-of the Commonwealth System of Higher Education
3.56%, 09/15/2119	2,045	1,246
University of Virginia
2.58%, 11/01/2051	3,150	1,911
4.18%, 09/01/2117	1,540	1,137
West Contra Costa Unified School District
6.25%, 08/01/2030	215	228

Total Other Government Related		363,743

U.S. Treasury Obligations – 28.45%
U.S. Treasury Inflation Indexed Bonds
1.75%, 01/15/2028 (9)	954	947
2.50%, 01/15/2029 (9)	641	649
3.63%, 04/15/2028 (9)	2,148	2,201
U.S. Treasury Note/Bond
0.63%, 08/15/2030	2,700	2,338
0.75%, 01/31/2028	73,860	70,020
0.88%, 11/15/2030	20,235	17,571
1.00%, 07/31/2028	6,615	6,202
1.13%, 05/15/2040	1,975	1,250
1.13%, 08/15/2040	225,625	141,315
1.25%, 06/30/2028	30,462	28,777
1.25%, 08/15/2031	15,190	13,128
1.38%, 11/15/2031	36,719	31,710
1.38%, 11/15/2040	77,075	49,825
1.38%, 08/15/2050	73,825	36,215
1.50%, 01/31/2027	822	810
1.50%, 02/15/2030	1,855	1,690
1.63%, 05/15/2031	4,225	3,748
1.63%, 11/15/2050	171,730	89,762
1.75%, 01/31/2029	58,475	55,033
1.75%, 08/15/2041	168,725	113,085
1.88%, 02/28/2029	33,900	31,957
1.88%, 02/15/2032	45,750	40,358
1.88%, 02/15/2051	96,680	53,737
2.00%, 11/15/2041	42,434	29,387

The accompanying notes are an integral part of these financial statements.

60

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 28.45% – (continued)
2.00%, 02/15/2050	$75,410	$43,941
2.00%, 08/15/2051	36,950	21,036
2.25%, 02/15/2027	1,530	1,514
2.25%, 05/15/2041	55,825	40,696
2.25%, 08/15/2046	39,102	25,503
2.25%, 08/15/2049	37,090	23,070
2.38%, 03/31/2029	95,235	90,845
2.38%, 02/15/2042	135,010	98,462
2.38%, 11/15/2049	26,885	17,123
2.38%, 05/15/2051	109,641	68,568
2.50%, 02/15/2045	72,290	50,699
2.75%, 05/31/2029	380	365
2.75%, 08/15/2042	19,600	14,971
2.75%, 11/15/2042	13,300	10,107
2.88%, 04/30/2029	36,460	35,214
2.88%, 05/15/2032	71,620	66,492
2.88%, 05/15/2043	107,560	82,552
2.88%, 05/15/2049	81,880	58,151
2.88%, 05/15/2052	94,056	65,064
3.00%, 11/15/2044	102,415	78,335
3.00%, 11/15/2045	1,340	1,012
3.00%, 02/15/2047	780	580
3.00%, 02/15/2048	5,685	4,185
3.00%, 08/15/2048	36,883	27,021
3.00%, 02/15/2049	21,465	15,649
3.00%, 08/15/2052	72,619	51,489
3.13%, 08/31/2029	19,000	18,414
3.13%, 02/15/2043	20,360	16,278
3.25%, 06/30/2029	40,000	38,973
3.25%, 05/15/2042	71,786	59,106
3.38%, 05/15/2033	233,359	220,407
3.38%, 08/15/2042	148,622	124,012
3.38%, 05/15/2044	9,980	8,136
3.38%, 11/15/2048	14,918	11,668
3.50%, 10/15/2028	89,025	87,728
3.50%, 02/15/2029	30,272	29,771
3.50%, 03/15/2029	200,325	196,953
3.50%, 09/30/2029	60,000	58,781
3.50%, 11/30/2030	53,190	51,698
3.50%, 02/28/2031	42,850	41,593
3.50%, 02/15/2033	156,158	148,991
3.63%, 03/31/2028	40,000	39,634
3.63%, 08/15/2028	49,800	49,255
3.63%, 03/31/2030	7,400	7,257
3.63%, 08/31/2030	35,823	35,046
3.63%, 09/30/2030	71,304	69,733
3.63%, 10/31/2030	50,380	49,243
3.63%, 12/31/2030	39,725	38,789
3.63%, 08/15/2043	74,303	63,294
3.63%, 02/15/2044	10,150	8,599
3.63%, 02/15/2053	62,976	50,361
3.63%, 05/15/2053	19,106	15,269
3.75%, 04/15/2028	40,800	40,510
3.75%, 04/30/2028	24,119	23,945
3.75%, 01/31/2031	38,407	37,682
3.75%, 11/15/2043	10,943	9,458
3.88%, 07/15/2028	47,110	46,839
3.88%, 12/31/2029	23,730	23,496

The accompanying notes are an integral part of these financial statements.

61

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 28.45% – (continued)
3.88%, 04/30/2030	$6,817	$6,743
3.88%, 06/30/2030	37,991	37,552
3.88%, 07/31/2030	29,734	29,383
3.88%, 03/31/2031	44,476	43,844
3.88%, 04/30/2031	49,293	48,584
3.88%, 08/31/2032	35,755	34,984
3.88%, 12/31/2032	31,975	31,223
3.88%, 08/15/2034	72,672	70,194
3.88%, 08/15/2040	25,825	23,560
3.88%, 02/15/2043	37,643	33,354
3.88%, 05/15/2043	113,910	100,681
4.00%, 03/31/2030	18,256	18,140
4.00%, 05/31/2030	32,041	31,824
4.00%, 01/31/2031	13,325	13,209
4.00%, 06/30/2032	200,800	198,001
4.00%, 01/31/2033	92,215	90,641
4.00%, 02/15/2034	112,549	109,955
4.00%, 11/15/2042	11,296	10,193
4.00%, 11/15/2052	75,900	64,942
4.13%, 02/28/2027	52,600	52,635
4.13%, 06/30/2028	139,102	139,031
4.13%, 07/31/2028	11,130	11,122
4.13%, 06/15/2029	119,037	118,925
4.13%, 08/31/2030	94,908	94,645
4.13%, 03/31/2031	29,075	28,966
4.13%, 05/31/2031	57,118	56,908
4.13%, 06/30/2031	127,953	127,503
4.13%, 10/31/2031	40,521	40,320
4.13%, 02/29/2032	48,624	48,328
4.13%, 05/31/2032	24,245	24,072
4.13%, 02/15/2036	1,925	1,878
4.13%, 08/15/2044	142,645	129,005
4.13%, 08/15/2053	8,982	7,846
4.25%, 01/31/2030	42,185	42,277
4.25%, 03/31/2033	117,865	117,497
4.25%, 06/30/2033	17,280	17,213
4.25%, 11/15/2034	133,865	132,558
4.25%, 05/15/2035	16,555	16,360
4.25%, 05/15/2039	9,000	8,694
4.25%, 02/15/2054	233,866	208,672
4.25%, 08/15/2054	42,084	37,573
4.38%, 11/30/2030	23,900	24,062
4.38%, 01/31/2032	114,455	115,193
4.38%, 05/15/2034	11,041	11,044
4.38%, 05/15/2036	79,807	79,383
4.38%, 11/15/2039	21,867	21,238
4.38%, 05/15/2041	1,500	1,437
4.38%, 08/15/2043	6,470	6,084
4.50%, 12/31/2031	975	987
4.50%, 11/15/2033	139,464	140,864
4.50%, 02/15/2044	17,022	16,211
4.50%, 11/15/2054	23,817	22,171
4.63%, 06/15/2027	36,225	36,399
4.63%, 04/30/2029	170,816	172,859
4.63%, 05/15/2044	84,911	82,029
4.63%, 11/15/2044	58,460	56,339
4.63%, 11/15/2045	156,037	149,870
4.63%, 02/15/2046	57,150	54,855

The accompanying notes are an integral part of these financial statements.

62

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 28.45% – (continued)
4.63%, 05/15/2054	$15,167	$14,405
4.63%, 02/15/2055	12,458	11,839
4.63%, 11/15/2055	23,651	22,502
4.75%, 11/15/2043	25,935	25,510
4.75%, 02/15/2045	24,358	23,826
4.75%, 11/15/2053	71,138	68,820
4.75%, 05/15/2055	53,500	51,897
4.75%, 08/15/2055	33,016	32,035
4.75%, 02/15/2056	80,522	78,220
4.88%, 10/31/2030	3,090	3,171
4.88%, 08/15/2045	35,993	35,719
5.00%, 05/15/2045	42,222	42,582
5.00%, 05/15/2046	51,919	52,308
5.00%, 05/15/2056	9,800	9,904
U.S. Treasury Strip Coupon
0.00%, 08/15/2027	44,314	42,347
0.00%, 11/15/2027	29,607	27,995
0.00%, 05/15/2030	50,000	42,473
0.00%, 11/15/2030	32,075	26,656
0.00%, 02/15/2031	26,310	21,632
0.00%, 05/15/2031	21,720	17,659
0.00%, 08/15/2031	46,270	37,203
0.00%, 11/15/2031	14,830	11,791
0.00%, 02/15/2032	46,250	36,352
0.00%, 08/15/2034	10,121	7,069
0.00%, 11/15/2034	10,035	6,922
0.00%, 02/15/2035	27,031	18,418
0.00%, 05/15/2035	1,920	1,292
0.00%, 08/15/2035	25,647	17,053
0.00%, 02/15/2036	27,432	17,785
0.00%, 05/15/2036	121	77
0.00%, 08/15/2036	45,579	28,774
0.00%, 11/15/2036	10,224	6,369
0.00%, 02/15/2037	29,320	18,034
0.00%, 05/15/2037	40,737	24,713
0.00%, 08/15/2037	76,795	45,916
0.00%, 11/15/2037	45,246	26,653
0.00%, 02/15/2038	6,256	3,638
0.00%, 05/15/2040	22,467	11,467
0.00%, 08/15/2040	57,443	28,836
0.00%, 11/15/2040	20,090	9,931
0.00%, 02/15/2041	86,945	42,332
0.00%, 05/15/2041	10,000	4,799
0.00%, 08/15/2041	1,425	674
0.00%, 02/15/2042	2,470	1,133
0.00%, 05/15/2043	41,250	17,578
0.00%, 11/15/2043	53,100	21,963
0.00%, 02/15/2044	18,735	7,632
0.00%, 05/15/2044	2,175	873
0.00%, 11/15/2044	4,045	1,578
0.00%, 02/15/2045	28,365	10,921
0.00%, 08/15/2045	7,000	2,621
0.00%, 02/15/2046	20,000	7,285
0.00%, 08/15/2046	5,975	2,121
0.00%, 08/15/2048	3,095	994
0.00%, 05/15/2049	10,000	3,092

Total U.S. Treasury Obligations		8,120,727

Total Government Related (Cost: $8,821,010)		8,484,470

The accompanying notes are an integral part of these financial statements.

63

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42%
20 Times Square Trust 2018-20TS
3.20%, 05/15/2035, Series 2018-20TS, Class D (1)(4)	$5,204	$4,814
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034, Series 2004-2CB, Class 1A9	164	167
Alternative Loan Trust 2005-1CB
3.34% (1 Month Term SOFR + 6.99%, 7.10% Cap), 03/25/2035, Series 2005-1CB, Class 1A6 (2)(6)	49	5
Alternative Loan Trust 2005-20CB
0.99% (1 Month Term SOFR + 4.64%, 4.75% Cap), 07/25/2035, Series 2005-20CB, Class 3A8 (2)(6)	227	9
Alternative Loan Trust 2005-22T1
1.31% (1 Month Term SOFR + 4.96%, 5.07% Cap), 06/25/2035, Series 2005-22T1, Class A2 (2)(6)	375	26
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035, Series 2005-28CB, Class 1A4	88	74
6.00%, 08/25/2035, Series 2005-28CB, Class 3A5	5	2
Alternative Loan Trust 2005-37T1
1.29% (1 Month Term SOFR + 4.94%, 5.05% Cap), 09/25/2035, Series 2005-37T1, Class A2 (2)(6)	1,116	70
Alternative Loan Trust 2005-54CB
1.09% (1 Month Term SOFR + 4.74%, 4.85% Cap), 11/25/2035, Series 2005-54CB, Class 1A2 (2)(6)	291	13
5.50%, 11/25/2035, Series 2005-54CB, Class 1A7	1	1
5.50%, 11/25/2035, Series 2005-54CB, Class 1A11	74	55
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035, Series 2005-64CB, Class 1A9	31	27
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036, Series 2006-28CB, Class A17	46	20
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035, Series 2006-1, Class A5 (1)(4)(5)	0	0
Anchor Mortgage Trust 2025-RTL1
5.72%, 05/25/2040, Series 2025-RTL1, Class A1 (1)(3)	8,615	8,595
Angel Oak Mortgage Trust 2025-10
4.96%, 09/25/2070, Series 2025-10, Class A1 (1)(4)	9,008	8,923
Angel Oak Mortgage Trust 2025-11
4.98%, 10/25/2070, Series 2025-11, Class A1 (1)(4)	5,248	5,199
Archwest Mortgage Trust 2026-RTL1
5.44%, 04/25/2041, Series 2026-RTL1, Class A1 (1)(3)	11,308	11,284
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036, Series 2011-1, Class 2A35 (1)(4)	27	7
ATLX 2024-RPL1 Trust
3.85%, 04/25/2064, Series 2024-RPL1, Class A1 (1)(3)	3,024	2,938
ATLX 2024-RPL2 Trust
3.85%, 04/25/2063, Series 2024-RPL2, Class A1 (1)(3)	3,791	3,673
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046, Series 2014-520M, Class C (1)(4)	1,200	832
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049, Series 2004-6, Class 15PO (5)	1	0
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034, Series 2004-1, Class PO	7	5
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034, Series 2004-2, Class 1CB1	6	6
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035, Series 2005-6, Class 2A7	12	10
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035, Series 2005-7, Class 30PO	6	7
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036, Series 2005-8, Class 30PO	2	1
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036, Series 2006-1, Class XPO	3	2
Banc of America Mortgage 2003-C Trust
6.25%, 04/25/2033, Series 2003-C, Class 3A1 (4)	1	1

The accompanying notes are an integral part of these financial statements.

64

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
BANK 2017-BNK4
3.63%, 05/15/2050, Series 2017-BNK4, Class A4	$6,790	$6,719
BANK 2017-BNK8
3.49%, 11/15/2050, Series 2017-BNK8, Class A4	12,745	12,436
BANK 2017-BNK9
3.54%, 11/15/2054, Series 2017-BNK9, Class A4	6,042	5,933
BANK 2018-BNK10
3.69%, 02/15/2061, Series 2018-BN10, Class A5	4,000	3,937
BANK 2019-BNK21
2.85%, 10/17/2052, Series 2019-BN21, Class A5	10,450	9,849
BANK 2019-BNK22
2.98%, 11/15/2062, Series 2019-BN22, Class A4	1,316	1,240
BANK 2019-BNK23
2.92%, 12/15/2052, Series 2019-BN23, Class A3	1,000	939
BANK 2020-BNK26
2.40%, 03/15/2063, Series 2020-BN26, Class A4	3,515	3,213
BANK 2020-BNK29
2.00%, 11/15/2053, Series 2020-BN29, Class A4	11,175	9,856
BANK 2021-BNK37
2.37%, 11/15/2064, Series 2021-BN37, Class A4	22,400	19,614
BANK 2024-BNK48
5.05%, 10/15/2057, Series 2024-BNK48, Class A5	2,267	2,266
BANK 2025-BNK51
5.29%, 12/25/2067, Series 2025-BNK51, Class A5	5,350	5,422
BANK 2026-BNK52
5.59%, 06/15/2036, Series 2026-BNK52, Class A5	2,387	2,475
BANK5 2024-5YR10
5.30%, 10/15/2057, Series 2024-5YR10, Class A3	5,000	5,057
BANK5 2024-5YR12
5.90%, 12/15/2057, Series 2024-5YR12, Class A3 (4)	10,000	10,298
BANK5 2024-5YR7
5.77%, 06/15/2057, Series 2024-5YR7, Class A3	9,150	9,357
BANK5 2025-5YR14
5.65%, 04/15/2058, Series 2025-5YR14, Class A3	7,410	7,588
BANK5 2026-5YR21
5.04%, 04/15/2059, Series 2026-5YR21, Class A2	16,225	16,259
BANK5 2026-5YR22
5.71%, 06/15/2059, Series 2026-5YR22, Class A3 (4)	13,000	13,407
BANK5 2026-5YR23
4.90%, 06/15/2031, Series 2026-5YR23, Class A2	6,550	6,550
BANK5 Trust 2025-5YR13
5.03%, 01/15/2058, Series 2025-5YR13, Class A2	11,450	11,483
Barclays Commercial Mortgage Trust 2019-C4
2.92%, 08/15/2052, Series 2019-C4, Class A5	3,900	3,685
BBCMS Mortgage Trust 2017-C1
3.67%, 02/15/2050, Series 2017-C1, Class A4	1,625	1,612
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051, Series 2018-C2, Class A4	20,000	19,757
BBCMS Mortgage Trust 2020-C7
2.04%, 04/15/2053, Series 2020-C7, Class A5	2,570	2,313
BBCMS Mortgage Trust 2021-C12
2.42%, 11/15/2054, Series 2021-C12, Class A4	25,600	22,846
BBCMS Mortgage Trust 2022-C16
4.60%, 06/15/2055, Series 2022-C16, Class A5 (4)	8,750	8,499
BBCMS Mortgage Trust 2023-C21
6.51%, 09/15/2056, Series 2023-C21, Class A2 (4)	10,211	10,418
BBCMS Mortgage Trust 2026-5C42
5.60%, 06/15/2059, Series 2026-5C42, Class A3	10,250	10,540

The accompanying notes are an integral part of these financial statements.

65

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
Bear Stearns ARM Trust 2003-2
5.76%, 01/25/2033, Series 2003-2, Class A5 (1)(4)	$35	$35
Bear Stearns ARM Trust 2003-7
6.24%, 10/25/2033, Series 2003-7, Class 3A (4)	1	1
Bear Stearns ARM Trust 2004-2
4.23%, 05/25/2034, Series 2004-2, Class 14A (4)	18	17
Bear Stearns ARM Trust 2006-1
5.95% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036, Series 2006-1, Class A1 (2)	37	35
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034, Series 2004-AC2, Class 2A	12	10
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
1.17%, 01/12/2045, Series 2007-T26, Class X1 (1)(4)(5)	15	0
Benchmark 2018-B3 Mortgage Trust
3.76%, 04/10/2051, Series 2018-B3, Class A4	16,255	16,045
Benchmark 2018-B6 Mortgage Trust
4.26%, 10/10/2051, Series 2018-B6, Class A4	8,862	8,747
Benchmark 2019-B15 Mortgage Trust
2.67%, 12/15/2072, Series 2019-B15, Class A4	30,000	27,869
Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053, Series 2020-B19, Class A4	21,500	19,621
Benchmark 2020-B21 Mortgage Trust
1.98%, 12/17/2053, Series 2020-B21, Class A5	3,252	2,868
Benchmark 2021-B24 Mortgage Trust
2.01%, 03/15/2054, Series 2021-B24, Class A3	10,000	9,211
2.26%, 03/15/2054, Series 2021-B24, Class A4	15,000	13,594
2.58%, 03/15/2054, Series 2021-B24, Class A5	2,400	2,152
Benchmark 2021-B27 Mortgage Trust
2.10%, 07/15/2054, Series 2021-B27, Class A4	20,000	17,874
Benchmark 2022-B32 Mortgage Trust
3.04%, 01/15/2055, Series 2022-B32, Class A3	23,000	21,525
Benchmark 2023-V3 Mortgage Trust
5.90%, 07/15/2056, Series 2023-V3, Class A2	3,135	3,183
Benchmark 2024-V10 Mortgage Trust
4.80%, 09/15/2057, Series 2024-V10, Class A2	7,675	7,652
Benchmark 2025-V16 Mortgage Trust
4.96%, 08/15/2058, Series 2025-V16, Class A2	11,225	11,205
Benchmark 2025-V17 Mortgage Trust
4.36%, 09/15/2058, Series 2025-V17, Class A2	10,400	10,200
Benchmark 2025-V19 Mortgage Trust
5.25%, 01/15/2058, Series 2025-V19, Class A3	20,600	20,866
Benchmark 2026-V21 Mortgage Trust
5.13%, 03/15/2059, Series 2026-V21, Class A3	17,250	17,381
Benchmark 2026-V22
5.47%, 05/15/2059, Series 2026-V22, Class A3	8,914	9,108
BMO 2022-C3 MORTGAGE TRUST
5.05%, 09/15/2054, Series 2022-C3, Class A4	8,750	8,738
BMO 2024-5C6 Mortgage Trust
5.32%, 09/15/2057, Series 2024-5C6, Class A3	10,440	10,552
BMO 2024-5C8 Mortgage Trust
5.63%, 12/15/2057, Series 2024-5C8, Class A3 (4)	15,000	15,314
BMO 2025-5C9 Mortgage Trust
5.78%, 04/15/2058, Series 2025-5C9, Class A3 (4)	12,125	12,440
BRAVO Residential Funding Trust
5.52%, 05/25/2066, Series 2026-NQM6, Class A1 (1)(4)	21,375	21,376
BRAVO Residential Funding Trust 2023-RPL1
5.00%, 05/25/2063, Series 2023-RPL1, Class A1 (1)(4)	2,840	2,807
BRAVO Residential Funding Trust 2024 RPL1
3.25%, 10/25/2063, Series 2024-RPL1, Class A1 (1)(4)	5,714	5,274

The accompanying notes are an integral part of these financial statements.

66

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
BRAVO Residential Funding Trust 2025-NQM7
5.46%, 07/25/2065, Series 2025-NQM7, Class A1 (1)(4)	$13,481	$13,490
Brean Asset Backed Securities Trust 2025-RM11
4.75%, 05/25/2065, Series 2025-RM11, Class A1 (1)(4)	4,942	4,858
Brean Asset Backed Securities Trust 2025-RM12
4.50%, 07/25/2065, Series 2025-RM12, Class A1 (1)	6,712	6,550
Brean Asset Backed Securities Trust 2025-RM13
4.25%, 10/25/2065, Series 2025-RM13, Class A1 (1)	6,168	5,933
Brean Asset Backed Securities Trust 2026-RM15
4.25%, 04/25/2066, Series 2026-RM15, Class A1 (1)	7,719	7,417
BVRT 2025-1 LLC
3.59% (30-day Average SOFR + 0.00%), 05/10/2033, Series 2025-1, Class A (1)(2)	6,930	6,789
BX Commercial Mortgage Trust 2024-VLT5
5.59%, 11/13/2046, Series 2024-VLT5, Class A (1)(4)	5,605	5,588
CAFL 2025-RRTL2 Issuer LP
5.18%, 11/28/2040, Series 2025-RRTL2, Class A1 (1)(3)	6,485	6,441
CAFL 2026-R1 Issuer LLC
6.77%, 03/25/2036, Series 2026-R1, Class A1 (1)(3)	8,915	8,894
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/2053, Series 2019-CF3, Class A4	5,599	5,218
CD 2006-CD3 Mortgage Trust
0.19%, 10/15/2048, Series 2006-CD3, Class XS (1)(4)(5)	64	0
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057, Series 2019-CD8, Class A3	19,087	17,959
2.91%, 08/15/2057, Series 2019-CD8, Class A4	2,456	2,298
Center Street Lending Resi-Investor ABS Mortgage Trust 2026-RTL1
5.38%, 12/25/2030, Series 2026-RTL1, Class A1 (1)(3)	7,659	7,609
CFCRE Commercial Mortgage Trust 2017-C8
3.30%, 06/15/2050, Series 2017-C8, Class A3	19,541	19,389
Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1 (1)(4)	5,419	4,932
Chase Home Lending Mortgage Trust 2025-RPL1
3.38%, 04/25/2065, Series 2025-RPL1, Class A1A (1)(4)	17,643	15,715
Chase Home Lending Mortgage Trust Series 2024-RPL1
3.25%, 03/25/2064, Series 2024-RPL1, Class A1A (1)(4)	8,350	7,341
Chase Home Lending Mortgage Trust Series 2024-RPL2
3.25%, 08/25/2064, Series 2024-RPL2, Class A1A (1)(4)	20,596	18,124
Chase Home Lending Mortgage Trust Series 2024-RPL3
3.25%, 09/25/2064, Series 2024-RPL3, Class A1A (1)(4)	1,462	1,287
Chase Mortgage Finance Trust Series 2007-A1
5.52%, 02/25/2037, Series 2007-A1, Class 2A1 (4)	13	13
5.74%, 02/25/2037, Series 2007-A1, Class 9A1 (4)	8	8
6.28%, 02/25/2037, Series 2007-A1, Class 7A1 (4)(5)	0	0
6.31%, 02/25/2037, Series 2007-A1, Class 1A3 (4)	3	3
Chase Mortgage Finance Trust Series 2007-A2
6.14%, 06/25/2035, Series 2007-A2, Class 2A1 (4)	10	10
6.31%, 06/25/2035, Series 2007-A2, Class 1A1 (4)(5)	0	0
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032, Series 2002-18, Class PO	1	1
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034, Series 2004-3, Class A26	9	9
5.75%, 04/25/2034, Series 2004-3, Class A4	6	6
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034, Series 2004-5, Class 1A4	35	35
CHL Mortgage Pass-Through Trust 2004-7
4.90%, 06/25/2034, Series 2004-7, Class 2A1 (4)	2	2
CHL Mortgage Pass-Through Trust 2004-HYB1
4.82%, 05/20/2034, Series 2004-HYB1, Class 2A (4)	4	4

The accompanying notes are an integral part of these financial statements.

67

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
CHL Mortgage Pass-Through Trust 2004-HYB3
4.44%, 06/20/2034, Series 2004-HYB3, Class 2A (4)	$13	$13
CHL Mortgage Pass-Through Trust 2004-HYB6
5.20%, 11/20/2034, Series 2004-HYB6, Class A3 (4)	13	13
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035, Series 2005-14, Class A2	8	3
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035, Series 2005-16, Class A23	4	3
CHL Mortgage Pass-Through Trust 2005-22
4.62%, 11/25/2035, Series 2005-22, Class 2A1 (4)	61	50
CIM TRUST 2022-R3
4.50%, 03/25/2062, Series 2022-R3, Class A1 (1)(4)	1,674	1,626
CIM Trust 2023-R2
5.50%, 08/25/2064, Series 2023-R2, Class A1 (1)(4)	7,087	7,093
CIM Trust 2024-R1
4.75%, 06/25/2064, Series 2024-R1, Class A1 (1)(4)	4,256	4,169
CIP Commercial Mortgage Trust 2025-SBAY
5.03% (1 Month Term SOFR + 1.40%, 1.40% Floor), 10/15/2037, Series 2025-SBAY, Class A (1)(2)	7,500	7,519
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036, Series 2006-4, Class 1A2	16	15
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049, Series 2016-P6, Class A5 (4)	2,783	2,761
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050, Series 2017-P7, Class A3	12,348	12,270
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050, Series 2017-P8, Class A3	21,000	20,721
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051, Series 2018-B2, Class A3	20,343	20,066
4.01%, 03/10/2051, Series 2018-B2, Class A4	14,360	14,185
Citigroup Commercial Mortgage Trust 2018-C5
4.23%, 06/10/2051, Series 2018-C5, Class A4 (4)	3,750	3,704
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072, Series 2019-C7, Class A3	1,793	1,692
3.10%, 12/15/2072, Series 2019-C7, Class A4	3,700	3,494
Citigroup Commercial Mortgage Trust 2019-GC43
3.04%, 11/10/2052, Series 2019-GC43, Class A4	7,217	6,778
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033, Series 2003-UP2, Class PO1 (5)	0	0
6.74%, 09/25/2033, Series 2003-HYB1, Class A (4)	10	9
Citigroup Mortgage Loan Trust 2009-10
5.27%, 09/25/2033, Series 2009-10, Class 1A1 (1)(4)	11	11
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058, Series 2015-A, Class B2 (1)(4)	70	69
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033, Series 2003-1, Class PO3 (5)	1	0
0.00%, 10/25/2033, Series 2003-1, Class PO2 (5)	0	0
3.09%, 02/25/2035, Series 2005-1, Class 2A1A (4)	12	11
4.11%, 08/25/2035, Series 2005-5, Class 1A2 (4)	34	29
5.25%, 10/25/2033, Series 2003-1, Class 2A5	3	3
5.50%, 05/25/2035, Series 2005-2, Class 2A11	30	30
5.50%, 11/25/2035, Series 2005-9, Class 2A2 (5)	1	0
6.03%, 08/25/2034, Series 2004-UST1, Class A6 (4)	3	3
COMM 2018-HOME Mortgage Trust
3.94%, 04/10/2033, Series 2018-HOME, Class A (1)(4)	10,975	10,725
Connecticut Avenue Securities Trust 2023-R05
5.53% (30-day Average SOFR + 1.90%), 06/25/2043, Series 2023-R05, Class 1M1 (1)(2)	1,964	1,973
Connecticut Avenue Securities Trust 2023-R06
5.33% (30-day Average SOFR + 1.70%), 07/25/2043, Series 2023-R06, Class 1M1 (1)(2)	686	688

The accompanying notes are an integral part of these financial statements.

68

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
Connecticut Avenue Securities Trust 2023-R08
5.13% (30-day Average SOFR + 1.50%), 10/25/2043, Series 2023-R08, Class 1M1 (1)(2)	$739	$739
Connecticut Avenue Securities Trust 2024-R01
4.68% (30-day Average SOFR + 1.05%), 01/25/2044, Series 2024-R01, Class 1M1 (1)(2)	1,314	1,313
Connecticut Avenue Securities Trust 2025-R04
4.63% (30-day Average SOFR + 1.00%), 05/25/2045, Series 2025-R04, Class 1A1 (1)(2)	3,209	3,212
Connecticut Avenue Securities Trust 2025-R05
4.63% (30-day Average SOFR + 1.00%), 07/25/2045, Series 2025-R05, Class 2A1 (1)(2)	7,078	7,088
Connecticut Avenue Securities Trust 2025-R06
4.58% (30-day Average SOFR + 0.95%), 09/25/2045, Series 2025-R06, Class 1M1 (1)(2)	2,561	2,560
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.03%, 01/15/2049, Series 2007-C2, Class AX (1)(4)(5)	1,708	0
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033, Series 2003-23, Class 1P	18	13
5.25%, 09/25/2033, Series 2003-21, Class 1A4	13	13
6.56%, 06/25/2033, Series 2003-AR15, Class 3A1 (4)	3	3
6.68%, 02/25/2033, Series 2003-1, Class DB1 (4)	28	29
Cross 2025-H7 Mortgage Trust
4.93%, 09/25/2070, Series 2025-H7, Class A1 (1)(4)	6,363	6,302
Cross 2026-NQM4 Mortgage Trust
5.49%, 04/25/2071, Series 2026-NQM4, Class A1 (1)(4)	6,706	6,703
Cross 2026-NQM5 Mortgage Trust
5.09%, 03/25/2071, Series 2026-NQM5, Class A1 (1)(4)	6,200	6,151
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050, Series 2017-C8, Class A3	5,622	5,552
CSAIL 2021-C20 Commercial Mortgage Trust
2.49%, 03/15/2054, Series 2021-C20, Class A2	20,303	18,763
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034, Series 2004-4, Class 2A4	14	14
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034, Series 2004-8, Class 1A4	39	40
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035, Series 2005-10, Class AP	3	2
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035, Series 2005-9, Class AP	3	2
5.50%, 10/25/2035, Series 2005-9, Class DX	72	12
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D (1)	3,000	2,508
CSMC 2018-RPL4 Trust
4.62%, 04/25/2058, Series 2018-RPL4, Class PT (1)(4)	1,147	1,062
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057, Series 2018-RPL9, Class A (1)(4)	2,608	2,490
3.91%, 09/25/2057, Series 2018-RPL9, Class PT (1)(4)	1,491	1,254
CSMC 2022-RPL4 Trust
3.90%, 04/25/2062, Series 2022-RPL4, Class A1 (1)(4)	2,925	2,781
CSTL Commercial Mortgage Trust 2025-GATE2
5.01%, 11/10/2042, Series 2025-GATE2, Class B (1)(4)	2,310	2,258
5.32%, 11/10/2042, Series 2025-GATE2, Class C (1)(4)	2,860	2,796
DBJPM 2016-C3 Mortgage Trust
2.89%, 08/10/2049, Series 2016-C3, Class A5	1,476	1,473
DBJPM 20-C9 Mortgage Trust
1.64%, 08/15/2053, Series 2020-C9, Class A4	20,600	18,699
EFMT 2026-NQM6
5.47%, 06/25/2071, Series 2026-NQM6, Class A1 (1)(4)	7,000	7,000
Fannie Mae
0.00%, 07/25/2035, Series 2026-M10, Class X1	35,368	5
1.62%, 10/25/2031, Series 2026-M9, Class A1 (4)	1,961	1,763
1.62%, 01/25/2033, Series 2026-M9, Class A (4)	1,981	1,751

The accompanying notes are an integral part of these financial statements.

69

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
1.62%, 01/25/2033, Series 2026-M9, Class A2 (4)	$9,262	$7,801
1.91%, 06/25/2031, Series 2026-M10, Class A1 (4)	4,462	4,112
1.91%, 07/25/2035, Series 2026-M10, Class PS (4)	5,255	4,579
1.91%, 07/25/2035, Series 2026-M10, Class A2 (4)	25,651	21,725
2.00%, 07/01/2056 (10)	33,655	26,866
2.50%, 07/01/2056 (10)	14,035	11,725
3.00%, 07/01/2041 (10)	4,190	3,959
3.00%, 07/01/2056 (10)	44,990	39,219
3.50%, 07/01/2056 (10)	3,630	3,293
4.00%, 07/01/2041 (10)	15,660	15,207
4.00%, 07/01/2056 (10)	23,820	22,260
4.50%, 07/01/2056 (10)	42,095	40,322
5.00%, 07/01/2041 (10)	5,540	5,562
5.00%, 07/01/2056 (10)	72,065	70,805
5.50%, 07/01/2056 (10)	35,230	35,343
5.50%, 08/01/2056 (10)	11,000	11,020
6.00%, 08/01/2056 (10)	38,880	39,619
6.00%, 09/01/2056 (10)	7,500	7,635
6.50%, 07/01/2056 (10)	7,600	7,861
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039, Series 1999-T2, Class A1 (4)	23	24
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040, Series 2001-T3, Class A1	36	37
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042, Series 2002-T16, Class A2	55	58
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044, Series 2004-T1, Class 1A2	7	7
Fannie Mae Grantor Trust 2004-T2
5.41%, 07/25/2043, Series 2004-T2, Class 2A (4)	26	26
7.50%, 11/25/2043, Series 2004-T2, Class 1A4	65	65
Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044, Series 2004-T3, Class 1A2	130	132
7.00%, 02/25/2044, Series 2004-T3, Class 1A3	57	58
8.59%, 01/25/2044, Series 2004-T3, Class PT1 (4)	10	10
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027, Series 2017-T1, Class A	6,463	6,370
Fannie Mae Interest Strip
0.00%, 01/25/2033, Series 329, Class 1	2	2
3.00%, 08/25/2052, Series 430, Class C56	2,142	372
4.24% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 08/25/2042, Series 412, Class F2 (2)	168	163
4.29% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/25/2042, Series 411, Class F1 (2)	544	541
5.00%, 12/25/2033, Series 345, Class 6 (4)(5)	3	0
5.50%, 05/25/2036, Series 365, Class 8	12	2
5.50%, 08/25/2036, Series 374, Class 5	8	1
5.50%, 04/25/2037, Series 393, Class 6 (5)	2	0
6.00%, 01/25/2038, Series 383, Class 33	9	2
Fannie Mae Pool
1.40%, 11/01/2032	8,500	7,036
1.50%, 01/01/2031	10,000	8,796
1.50%, 02/01/2036	2,360	2,111
1.50%, 02/01/2036	7,458	6,693
1.50%, 11/01/2040	4,675	3,939
1.50%, 03/01/2041	868	727
1.50%, 02/01/2042	1,140	958
1.50%, 10/01/2050	1,598	1,229
1.50%, 11/01/2050	9,600	7,369
1.50%, 12/01/2050	20,424	15,697
1.50%, 01/01/2051	1,276	978

The accompanying notes are an integral part of these financial statements.

70

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
1.50%, 02/01/2051	$15,609	$11,954
1.50%, 03/01/2051	3,773	2,898
1.50%, 07/01/2051	5,839	4,477
1.56%, 01/01/2031	2,275	2,004
1.73%, 11/01/2031	8,458	7,432
1.80%, 10/01/2033	7,399	6,207
2.00%, 03/01/2031	2,475	2,363
2.00%, 08/01/2031	567	539
2.00%, 01/01/2032	5,290	4,995
2.00%, 06/01/2036	4,889	4,474
2.00%, 06/01/2040	2,032	1,768
2.00%, 07/01/2040	1,941	1,693
2.00%, 09/01/2040	1,111	971
2.00%, 01/01/2041	1,031	898
2.00%, 02/01/2041	5,447	4,741
2.00%, 05/01/2041	17,777	15,439
2.00%, 06/01/2041	8,195	7,110
2.00%, 08/01/2041	9,977	8,623
2.00%, 10/01/2041	739	639
2.00%, 02/01/2042	12,355	10,738
2.00%, 04/01/2042	4,568	3,937
2.00%, 08/01/2042	9,353	8,102
2.00%, 05/01/2050	11,869	9,598
2.00%, 06/01/2050	22,497	18,179
2.00%, 07/01/2050	7,627	6,159
2.00%, 09/01/2050	17,268	13,929
2.00%, 10/01/2050	35,230	28,425
2.00%, 11/01/2050	1,130	922
2.00%, 11/01/2050	15,324	12,350
2.00%, 12/01/2050	7,862	6,337
2.00%, 01/01/2051	63,970	51,558
2.00%, 02/01/2051	2,198	1,773
2.00%, 02/01/2051	11,745	9,478
2.00%, 02/01/2051	23,315	18,850
2.00%, 03/01/2051	31,725	25,551
2.00%, 04/01/2051	7,379	5,954
2.00%, 07/01/2051	2,287	1,841
2.00%, 07/01/2051	7,960	6,425
2.00%, 07/01/2051	12,159	9,821
2.00%, 08/01/2051	6,277	5,048
2.00%, 08/01/2051	9,507	7,736
2.00%, 09/01/2051	9,779	7,857
2.00%, 10/01/2051	1,405	1,124
2.00%, 10/01/2051	4,111	3,304
2.00%, 11/01/2051	4,370	3,543
2.00%, 11/01/2051	17,241	13,844
2.00%, 12/01/2051	9,410	7,672
2.00%, 12/01/2051	10,196	8,335
2.00%, 01/01/2052	423	340
2.00%, 01/01/2052	13,100	10,581
2.00%, 01/01/2052	24,268	19,785
2.00%, 02/01/2052	5,040	4,078
2.00%, 02/01/2052	6,815	5,465
2.00%, 02/01/2052	12,090	9,709
2.05%, 06/01/2035	2,450	2,002
2.08%, 10/01/2033	9,204	7,850
2.16%, 01/01/2034	6,070	5,106
2.22%, 02/01/2032	5,100	4,510

The accompanying notes are an integral part of these financial statements.

71

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
2.50%, 04/01/2030	$301	$291
2.50%, 05/01/2030	428	414
2.50%, 07/01/2032	1,544	1,472
2.50%, 08/01/2032	1,747	1,669
2.50%, 09/01/2032	1,627	1,554
2.50%, 07/01/2035	5,380	5,096
2.50%, 12/01/2036	824	757
2.50%, 04/01/2042	4,780	4,243
2.50%, 09/01/2042	645	574
2.50%, 01/01/2043	907	801
2.50%, 01/01/2043	4,530	3,990
2.50%, 02/01/2043	418	368
2.50%, 10/01/2043	858	756
2.50%, 05/01/2046	376	324
2.50%, 07/01/2046	884	760
2.50%, 08/01/2046	350	301
2.50%, 10/01/2046	289	249
2.50%, 11/01/2049	9,031	7,641
2.50%, 03/01/2050	547	465
2.50%, 04/01/2050	9,024	7,614
2.50%, 05/01/2050	7,558	6,444
2.50%, 06/01/2050	4,340	3,708
2.50%, 06/01/2050	10,670	9,052
2.50%, 07/01/2050	9,022	7,703
2.50%, 09/01/2050	2,001	1,706
2.50%, 09/01/2050	9,214	7,866
2.50%, 10/01/2050	5,610	4,802
2.50%, 10/01/2050	31,746	26,783
2.50%, 12/01/2050	384	324
2.50%, 12/01/2050	8,920	7,582
2.50%, 02/01/2051	987	844
2.50%, 02/01/2051	3,148	2,687
2.50%, 03/01/2051	8,684	7,334
2.50%, 04/01/2051	19,763	16,668
2.50%, 05/01/2051	4,673	4,027
2.50%, 05/01/2051	8,322	7,018
2.50%, 06/01/2051	11,019	9,279
2.50%, 06/01/2051	12,111	10,193
2.50%, 08/01/2051	7,432	6,349
2.50%, 09/01/2051	5,584	4,787
2.50%, 09/01/2051	9,808	8,370
2.50%, 10/01/2051	9,164	7,716
2.50%, 10/01/2051	12,695	10,793
2.50%, 11/01/2051	1,045	892
2.50%, 11/01/2051	2,003	1,705
2.50%, 11/01/2051	7,828	6,709
2.50%, 11/01/2051	13,165	11,231
2.50%, 11/01/2051	17,626	14,889
2.50%, 12/01/2051	1,010	859
2.50%, 12/01/2051	5,307	4,503
2.50%, 12/01/2051	9,797	8,396
2.50%, 12/01/2051	10,525	8,997
2.50%, 01/01/2052	8,150	6,972
2.50%, 02/01/2052	721	606
2.50%, 02/01/2052	9,214	7,745
2.50%, 02/01/2052	11,902	10,180
2.50%, 02/01/2052	14,992	12,823
2.50%, 03/01/2052	569	485

The accompanying notes are an integral part of these financial statements.

72

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
2.50%, 03/01/2052	$5,801	$4,933
2.50%, 03/01/2052	9,172	7,708
2.50%, 03/01/2052	9,527	7,978
2.50%, 04/01/2052	734	616
2.50%, 04/01/2052	13,866	11,831
2.50%, 04/01/2052	27,704	23,306
2.50%, 05/01/2052	13,930	11,909
2.50%, 05/01/2052	15,603	13,369
2.50%, 05/01/2052	25,786	22,018
2.50%, 09/01/2052	895	750
2.50%, 09/01/2052	17,131	14,381
2.50%, 07/01/2061	8,236	6,728
2.50%, 09/01/2061	4,683	3,826
2.50%, 03/01/2062	7,721	6,308
2.52%, 11/01/2029	13,199	12,436
2.58%, 09/01/2028	3,503	3,374
2.59%, 09/01/2028	7,054	6,797
2.62%, 10/01/2028	6,907	6,627
2.67%, 12/01/2035	15,510	13,092
2.83%, 05/01/2027	7,380	7,284
2.90%, 10/01/2029	3,019	2,888
3.00%, 08/01/2028	106	105
3.00%, 09/01/2028	166	163
3.00%, 12/01/2028	81	80
3.00%, 05/01/2030	241	236
3.00%, 09/01/2034	3,235	3,133
3.00%, 03/01/2035	2,516	2,397
3.00%, 10/01/2035	212	201
3.00%, 05/01/2036	362	345
3.00%, 08/01/2036	329	310
3.00%, 03/01/2037	2,474	2,356
3.00%, 05/01/2037	8,197	7,748
3.00%, 05/01/2038	4,596	4,328
3.00%, 05/01/2042	145	132
3.00%, 10/01/2042	1,282	1,162
3.00%, 11/01/2042	932	845
3.00%, 12/01/2042	35	32
3.00%, 12/01/2042	306	277
3.00%, 12/01/2042	471	427
3.00%, 01/01/2043	314	284
3.00%, 01/01/2043	461	418
3.00%, 01/01/2043	524	477
3.00%, 01/01/2043	533	483
3.00%, 02/01/2043	257	234
3.00%, 04/01/2043	363	329
3.00%, 04/01/2043	461	417
3.00%, 04/01/2043	828	750
3.00%, 05/01/2043	13	11
3.00%, 05/01/2043	91	82
3.00%, 05/01/2043	556	503
3.00%, 05/01/2043	3,013	2,727
3.00%, 05/01/2043	7,187	6,502
3.00%, 06/01/2043	18	16
3.00%, 06/01/2043	142	128
3.00%, 06/01/2043	156	141
3.00%, 06/01/2043	1,005	909
3.00%, 06/01/2043	1,773	1,602
3.00%, 07/01/2043	21	19

The accompanying notes are an integral part of these financial statements.

73

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
3.00%, 07/01/2043	$56	$51
3.00%, 07/01/2043	157	142
3.00%, 07/01/2043	553	499
3.00%, 07/01/2043	2,595	2,347
3.00%, 08/01/2043	634	573
3.00%, 08/01/2043	1,590	1,441
3.00%, 10/01/2043	36	32
3.00%, 10/01/2043	4,404	4,073
3.00%, 02/01/2044	2,090	1,895
3.00%, 03/01/2044	244	221
3.00%, 04/01/2045	2,875	2,592
3.00%, 05/01/2046	1,998	1,792
3.00%, 05/01/2046	8,834	7,925
3.00%, 09/01/2046	328	293
3.00%, 11/01/2046	727	649
3.00%, 11/01/2046	2,199	1,990
3.00%, 11/01/2046	2,538	2,272
3.00%, 01/01/2047	1,522	1,359
3.00%, 02/01/2047	327	296
3.00%, 03/01/2047	263	235
3.00%, 08/01/2047	15,903	14,215
3.00%, 02/01/2049	9,444	8,540
3.00%, 07/01/2049	585	521
3.00%, 07/01/2049	1,591	1,417
3.00%, 08/01/2049	8,474	7,589
3.00%, 11/01/2049	794	705
3.00%, 11/01/2049	3,926	3,487
3.00%, 12/01/2049	159	141
3.00%, 12/01/2049	536	477
3.00%, 12/01/2049	2,857	2,537
3.00%, 02/01/2050	3,339	2,943
3.00%, 02/01/2050	4,531	3,961
3.00%, 02/01/2050	12,040	10,737
3.00%, 02/01/2050	12,294	11,069
3.00%, 03/01/2050	1,021	901
3.00%, 03/01/2050	1,727	1,534
3.00%, 05/01/2050	270	241
3.00%, 05/01/2050	1,360	1,209
3.00%, 07/01/2050	647	578
3.00%, 09/01/2050	1,396	1,245
3.00%, 11/01/2050	295	262
3.00%, 01/01/2051	840	734
3.00%, 02/01/2051	1,067	953
3.00%, 10/01/2051	1,778	1,554
3.00%, 10/01/2051	12,691	11,180
3.00%, 11/01/2051	3,188	2,805
3.00%, 12/01/2051	15,733	13,870
3.00%, 01/01/2052	7,794	6,802
3.00%, 01/01/2052	8,793	7,678
3.00%, 02/01/2052	3,730	3,282
3.00%, 02/01/2052	7,653	6,747
3.00%, 02/01/2052	11,996	10,554
3.00%, 03/01/2052	8,865	7,823
3.00%, 04/01/2052	6,740	6,009
3.00%, 04/01/2052	13,700	12,142
3.00%, 04/01/2052	42,803	37,411
3.00%, 05/01/2052	4,101	3,585
3.00%, 05/01/2052	5,375	4,699

The accompanying notes are an integral part of these financial statements.

74

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
3.00%, 05/01/2052	$8,075	$7,047
3.00%, 06/01/2052	2,569	2,242
3.00%, 06/01/2052	3,445	3,031
3.00%, 07/01/2052	15,867	13,868
3.00%, 07/01/2060	6,328	5,427
3.00%, 12/01/2061	8,617	7,368
3.00%, 04/01/2064	13,178	11,333
3.02%, 07/01/2029	7,673	7,383
3.08%, 01/01/2028	7,944	7,860
3.09%, 09/01/2029	7,484	7,183
3.10%, 01/01/2028	6,086	5,971
3.12%, 11/01/2026	836	831
3.13%, 03/01/2027	6,241	6,180
3.14%, 12/01/2026	1,511	1,501
3.19%, 01/01/2033	2,647	2,542
3.19%, 03/01/2036	1,766	1,662
3.22%, 09/01/2032	5,923	5,452
3.25%, 09/01/2026	1,274	1,269
3.25%, 02/01/2027	4,859	4,820
3.39%, 07/01/2034	8,500	7,808
3.45%, 04/01/2035	1,578	1,465
3.50%, 12/01/2029	321	316
3.50%, 05/01/2030	74	72
3.50%, 12/01/2030	297	292
3.50%, 07/01/2032	28	27
3.50%, 11/01/2032	182	178
3.50%, 12/01/2032	60	58
3.50%, 02/01/2033	91	89
3.50%, 02/01/2033	124	121
3.50%, 03/01/2033	614	599
3.50%, 04/01/2033	413	402
3.50%, 06/01/2033	42	41
3.50%, 10/01/2033	2,223	2,151
3.50%, 06/01/2040	566	532
3.50%, 12/01/2040	25	23
3.50%, 02/01/2041	2,209	2,072
3.50%, 11/01/2041	93	87
3.50%, 12/01/2041	81	75
3.50%, 12/01/2041	126	118
3.50%, 12/01/2041	151	142
3.50%, 02/01/2042	87	82
3.50%, 02/01/2042	117	109
3.50%, 04/01/2042	69	64
3.50%, 05/01/2042	1,812	1,681
3.50%, 06/01/2042	454	425
3.50%, 07/01/2042	340	318
3.50%, 07/01/2042	1,122	1,047
3.50%, 07/01/2042	6,053	5,659
3.50%, 08/01/2042	243	227
3.50%, 09/01/2042	192	180
3.50%, 09/01/2042	200	186
3.50%, 09/01/2042	237	221
3.50%, 09/01/2042	1,487	1,388
3.50%, 10/01/2042	98	92
3.50%, 10/01/2042	122	114
3.50%, 10/01/2042	212	198
3.50%, 10/01/2042	320	299
3.50%, 11/01/2042	992	927

The accompanying notes are an integral part of these financial statements.

75

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
3.50%, 11/01/2042	$2,402	$2,238
3.50%, 01/01/2043	211	197
3.50%, 01/01/2043	262	244
3.50%, 02/01/2043	14	13
3.50%, 02/01/2043	24	22
3.50%, 03/01/2043	167	156
3.50%, 03/01/2043	504	470
3.50%, 03/01/2043	1,230	1,147
3.50%, 04/01/2043	537	501
3.50%, 04/01/2043	1,189	1,107
3.50%, 05/01/2043	16	15
3.50%, 05/01/2043	128	120
3.50%, 05/01/2043	488	456
3.50%, 05/01/2043	528	493
3.50%, 07/01/2043	3,039	2,829
3.50%, 08/01/2043	9,700	9,121
3.50%, 04/01/2045	3,383	3,147
3.50%, 06/01/2045	514	478
3.50%, 06/01/2045	2,287	2,127
3.50%, 11/01/2045	838	779
3.50%, 12/01/2045	160	149
3.50%, 01/01/2046	2,698	2,505
3.50%, 04/01/2046	378	350
3.50%, 08/01/2046	1,374	1,274
3.50%, 09/01/2046	1,320	1,225
3.50%, 12/01/2046	1,272	1,176
3.50%, 12/01/2046	2,488	2,324
3.50%, 06/01/2047	194	180
3.50%, 09/01/2047	687	635
3.50%, 11/01/2047	1,934	1,779
3.50%, 12/01/2047	1,351	1,246
3.50%, 12/01/2047	1,367	1,255
3.50%, 01/01/2048	1,617	1,486
3.50%, 04/01/2048	8,460	7,750
3.50%, 05/01/2048	4,779	4,387
3.50%, 08/01/2048	4,768	4,383
3.50%, 08/01/2048	8,160	7,615
3.50%, 10/01/2048	1,638	1,511
3.50%, 05/01/2049	18,436	16,848
3.50%, 06/01/2049	2,953	2,718
3.50%, 07/01/2049	1,762	1,612
3.50%, 07/01/2049	12,264	11,275
3.50%, 09/01/2049	481	441
3.50%, 01/01/2050	6,808	6,328
3.50%, 02/01/2051	3,760	3,454
3.50%, 10/01/2051	11,666	10,729
3.50%, 02/01/2052	6,685	6,113
3.50%, 03/01/2052	1,045	959
3.50%, 04/01/2052	11,827	10,820
3.50%, 04/01/2052	23,345	21,199
3.50%, 05/01/2052	1,241	1,127
3.50%, 05/01/2052	3,420	3,107
3.50%, 05/01/2052	5,846	5,320
3.50%, 06/01/2052	7,662	6,984
3.50%, 06/01/2052	11,240	10,259
3.50%, 09/01/2052	5,535	5,025
3.50%, 03/01/2060	4,817	4,331
3.50%, 03/01/2062	7,306	6,549

The accompanying notes are an integral part of these financial statements.

76

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
3.53%, 04/01/2033	$12,230	$11,534
3.54%, 06/01/2032	15,495	14,712
3.54%, 11/01/2032	10,031	9,447
3.55%, 02/01/2030	1,500	1,459
3.57%, 06/01/2028	7,971	7,834
3.66%, 03/01/2027	2,092	2,077
3.80%, 09/01/2032	9,609	9,214
3.81%, 12/01/2028	7,000	6,902
3.90%, 02/01/2033	12,350	11,861
4.00%, 06/01/2033	151	149
4.00%, 12/01/2033	16	16
4.00%, 05/01/2037	2,215	2,153
4.00%, 10/01/2037	428	414
4.00%, 07/01/2040	1,249	1,212
4.00%, 08/01/2040	39	38
4.00%, 09/01/2040	323	313
4.00%, 12/01/2040	63	61
4.00%, 12/01/2040	276	268
4.00%, 01/01/2041	58	57
4.00%, 01/01/2041	138	134
4.00%, 01/01/2041	248	239
4.00%, 01/01/2041	302	292
4.00%, 01/01/2041	326	316
4.00%, 01/01/2041	441	428
4.00%, 01/01/2041	451	438
4.00%, 02/01/2041	18	18
4.00%, 02/01/2041	514	498
4.00%, 03/01/2041	1,757	1,703
4.00%, 09/01/2041	55	53
4.00%, 10/01/2041	305	295
4.00%, 10/01/2041	312	302
4.00%, 12/01/2041	435	420
4.00%, 12/01/2041	502	485
4.00%, 01/01/2042	751	725
4.00%, 03/01/2042	20	19
4.00%, 07/01/2042	121	116
4.00%, 07/01/2042	143	137
4.00%, 07/01/2042	160	154
4.00%, 07/01/2042	180	173
4.00%, 08/01/2042	1,623	1,569
4.00%, 12/01/2042	111	106
4.00%, 04/01/2043	2,451	2,359
4.00%, 07/01/2043	281	270
4.00%, 11/01/2043	757	728
4.00%, 12/01/2043	36	35
4.00%, 12/01/2043	532	510
4.00%, 07/01/2044	674	646
4.00%, 09/01/2044	274	263
4.00%, 01/01/2045	1,773	1,693
4.00%, 07/01/2045	2,038	1,947
4.00%, 08/01/2045	16,145	15,532
4.00%, 10/01/2045	204	195
4.00%, 12/01/2045	271	258
4.00%, 12/01/2045	1,084	1,035
4.00%, 01/01/2046	682	651
4.00%, 08/01/2046	889	845
4.00%, 03/01/2047	1,929	1,841
4.00%, 03/01/2047	2,009	1,899

The accompanying notes are an integral part of these financial statements.

77

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
4.00%, 04/01/2047	$4,366	$4,161
4.00%, 06/01/2047	1,096	1,040
4.00%, 08/01/2047	2,120	2,017
4.00%, 11/01/2047	1,770	1,680
4.00%, 01/01/2048	1,875	1,769
4.00%, 01/01/2048	3,294	3,125
4.00%, 03/01/2048	797	756
4.00%, 03/01/2048	3,987	3,790
4.00%, 06/01/2048	4,185	3,971
4.00%, 09/01/2048	230	219
4.00%, 10/01/2048	197	187
4.00%, 03/01/2049	2,442	2,317
4.00%, 07/01/2049	345	325
4.00%, 07/01/2049	1,562	1,489
4.00%, 07/01/2049	18,785	17,803
4.00%, 10/01/2049	2,257	2,162
4.00%, 01/01/2050	2,585	2,452
4.00%, 02/01/2050	10,213	9,672
4.00%, 05/01/2050	1,927	1,821
4.00%, 07/01/2050	1,814	1,714
4.00%, 01/01/2051	6,586	6,284
4.00%, 04/01/2052	4,440	4,163
4.00%, 04/01/2052	5,172	4,869
4.00%, 04/01/2052	8,367	7,854
4.00%, 05/01/2052	8,479	7,953
4.00%, 07/01/2052	8,955	8,411
4.00%, 07/01/2052	10,677	10,131
4.00%, 07/01/2052	25,999	24,404
4.00%, 10/01/2052	11,001	10,359
4.00%, 12/01/2052	4,007	3,779
4.00%, 06/01/2053	2,484	2,323
4.09%, 07/01/2030	11,800	11,631
4.18% (ECOFC + 1.25%, 2.17% Floor, 12.41% Cap), 09/01/2027 (2)(5)	0	0
4.19%, 04/01/2033	1,565	1,527
4.19%, 04/01/2033	8,000	7,804
4.20%, 01/01/2033	14,845	14,457
4.23%, 10/01/2032	11,210	10,995
4.29%, 05/01/2035	13,068	12,732
4.32%, 03/01/2030	12,400	12,339
4.32%, 06/01/2033	4,991	4,910
4.36% (ECOFC + 1.25%, 3.53% Floor, 12.94% Cap), 03/01/2029 (2)(5)	0	0
4.37%, 03/01/2033	3,053	3,012
4.42%, 06/01/2032	7,000	6,945
4.47%, 12/01/2026 (4)	477	476
4.49%, 05/01/2035	14,962	14,773
4.50%, 08/01/2029	17	17
4.50%, 09/01/2029	18	18
4.50%, 10/01/2033	913	896
4.50%, 04/01/2039	1,777	1,757
4.50%, 11/01/2039	6	6
4.50%, 08/01/2040	886	876
4.50%, 08/01/2040	904	894
4.50%, 12/01/2040	351	347
4.50%, 12/01/2040	1,321	1,306
4.50%, 03/01/2041	342	338
4.50%, 04/01/2041	157	155
4.50%, 05/01/2041	217	215
4.50%, 07/01/2041	83	82

The accompanying notes are an integral part of these financial statements.

78

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
4.50%, 08/01/2041	$596	$589
4.50%, 01/01/2042	721	713
4.50%, 11/01/2042	1,915	1,894
4.50%, 02/01/2046	2,258	2,233
4.50%, 08/01/2047	240	235
4.50%, 07/01/2048	1,263	1,222
4.50%, 10/01/2048	3,773	3,674
4.50%, 11/01/2048	3,840	3,738
4.50%, 12/01/2048	3,322	3,233
4.50%, 02/01/2049	1,492	1,445
4.50%, 07/01/2049	2,013	1,965
4.50%, 06/01/2051	9,130	8,955
4.50%, 07/01/2052	3,401	3,280
4.50%, 08/01/2052	12,712	12,270
4.50%, 09/01/2052	5,177	5,000
4.50%, 09/01/2052	22,584	21,798
4.50%, 10/01/2052	7,251	7,010
4.50%, 07/01/2053	52,797	50,835
4.50%, 06/01/2062	6,004	5,753
4.52%, 10/01/2033	5,005	4,988
4.55%, 09/01/2033	11,362	11,342
4.59%, 04/01/2033	12,165	12,112
4.77%, 08/01/2026	514	513
4.97%, 12/01/2030	8,087	8,187
4.97%, 12/01/2032	6,241	6,347
4.98%, 11/01/2032	7,522	7,671
5.00%, 05/01/2028	2	2
5.00%, 04/01/2031	17	17
5.00%, 12/01/2032 (5)	0	0
5.00%, 06/01/2033	3	3
5.00%, 07/01/2033	3	3
5.00%, 07/01/2033	4	4
5.00%, 11/01/2033	1	1
5.00%, 11/01/2033	10	10
5.00%, 11/01/2033	745	741
5.00%, 04/01/2034	20	19
5.00%, 05/01/2034	10	10
5.00%, 12/01/2034	7	7
5.00%, 01/01/2035	4	4
5.00%, 02/01/2035	136	136
5.00%, 02/01/2035	694	696
5.00%, 06/01/2035	123	122
5.00%, 07/01/2035	3	3
5.00%, 07/01/2035	578	577
5.00%, 07/01/2035	683	682
5.00%, 09/01/2035	16	16
5.00%, 10/01/2035	64	64
5.00%, 11/01/2035	146	148
5.00%, 01/01/2036	12	12
5.00%, 02/01/2036	10	10
5.00%, 07/01/2037	160	160
5.00%, 01/01/2039	618	620
5.00%, 09/01/2039	37	38
5.00%, 04/01/2040	75	75
5.00%, 08/01/2040	63	64
5.00%, 05/01/2041	35	35
5.00%, 05/01/2042	590	595
5.00%, 09/01/2043	215	216

The accompanying notes are an integral part of these financial statements.

79

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
5.00%, 01/01/2048	$318	$318
5.00%, 05/01/2048	737	738
5.00%, 01/01/2049	2,743	2,750
5.00%, 08/01/2049	3,016	3,023
5.00%, 06/01/2052	5,522	5,470
5.00%, 07/01/2052	360	357
5.00%, 08/01/2052	7,183	7,116
5.00%, 08/01/2052	8,182	8,128
5.00%, 09/01/2052	19,066	18,881
5.00%, 10/01/2052	21,391	21,185
5.00%, 02/01/2053	5,133	5,081
5.00%, 02/01/2053	5,904	5,851
5.00%, 03/01/2053	12,718	12,597
5.00%, 03/01/2053	15,937	15,752
5.00%, 04/01/2053	15,807	15,631
5.00%, 06/01/2053	14,297	14,119
5.00%, 09/01/2053	222	219
5.00%, 02/01/2054	837	825
5.00%, 10/01/2055	6,440	6,407
5.00%, 10/01/2055	8,336	8,272
5.00%, 10/01/2055	8,841	8,782
5.00%, 05/01/2056	13,246	13,163
5.31% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.20%, 1.20% Floor, 10.20% Cap), 08/01/2034 (2)	10	10
5.43%, 10/01/2032	2,237	2,325
5.50%, 11/01/2032	19	19
5.50%, 02/01/2033 (5)	0	0
5.50%, 03/01/2033	17	17
5.50%, 04/01/2033	12	12
5.50%, 07/01/2033	3	3
5.50%, 09/01/2033	47	47
5.50%, 11/01/2033	1	1
5.50%, 12/01/2033	21	21
5.50%, 01/01/2034	3	3
5.50%, 03/01/2034	3	3
5.50%, 09/01/2034	5	5
5.50%, 10/01/2034	8	8
5.50%, 02/01/2035	15	16
5.50%, 12/01/2035	5	5
5.50%, 04/01/2036	17	18
5.50%, 05/01/2036	15	15
5.50%, 05/01/2036	23	23
5.50%, 11/01/2036	6	6
5.50%, 03/01/2037	122	125
5.50%, 04/01/2037	34	35
5.50%, 05/01/2037	41	42
5.50%, 01/01/2038	27	27
5.50%, 05/01/2038	8	8
5.50%, 06/01/2038 (5)	0	1
5.50%, 06/01/2038	36	37
5.50%, 06/01/2038	225	231
5.50%, 09/01/2038	208	214
5.50%, 06/01/2039	10	10
5.50%, 09/01/2039	16	16
5.50%, 12/01/2039	23	23
5.50%, 01/01/2040	182	187
5.50%, 02/01/2049	5,997	6,149
5.50%, 11/01/2052	5,366	5,439
5.50%, 12/01/2052	18,947	19,192

The accompanying notes are an integral part of these financial statements.

80

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
5.50%, 02/01/2053	$6,274	$6,347
5.50%, 03/01/2053	32,368	32,712
5.50%, 04/01/2053	1,461	1,476
5.50%, 11/01/2053	8,871	8,954
5.50%, 12/01/2053	976	983
5.50%, 02/01/2054	27,209	27,384
5.50%, 05/01/2054	6,966	7,050
5.50%, 07/01/2054	2,808	2,853
5.50%, 11/01/2054	3,270	3,297
5.50%, 01/01/2055	8,940	9,023
5.50%, 01/01/2055	12,630	12,818
5.50%, 09/01/2055	5,217	5,299
5.53% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.41%, 1.41% Floor, 9.35% Cap), 09/01/2033 (2)	12	12
5.57% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.48%, 1.48% Floor, 13.05% Cap), 02/01/2037 (2)	10	11
5.59% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.39%, 1.39% Floor, 12.20% Cap), 07/01/2037 (2)	7	7
5.60% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 10.24% Cap), 09/01/2036 (2)	11	11
5.62% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.52%, 1.52% Floor, 10.89% Cap), 01/01/2035 (2)	33	34
5.62% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.54%, 1.54% Floor, 11.11% Cap), 02/01/2035 (2)	1	1
5.63% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.44%, 1.44% Floor, 12.56% Cap), 01/01/2037 (2)	13	13
5.66% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.29%, 1.29% Floor, 9.95% Cap), 05/01/2035 (2)	4	4
5.67% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.42% Cap), 07/01/2034 (2)(5)	0	0
5.72% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.17%, 1.17% Floor, 10.94% Cap), 11/01/2037 (2)	15	15
5.74% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.24% Cap), 08/01/2036 (2)	2	2
5.78% (1 Year CMT Index + 2.16%, 2.16% Floor, 10.53% Cap), 12/01/2037 (2)	7	7
5.80% (12 Month U.S. Treasury Average + 2.00%, 2.00% Floor, 8.51% Cap), 01/01/2036 (2)	25	25
5.85% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 10.86% Cap), 05/01/2035 (2)	2	2
5.86% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.73% Cap), 03/01/2035 (2)	5	5
5.87% (1 Year CMT Index + 2.00%, 2.00% Floor, 8.37% Cap), 11/01/2034 (2)	1	1
5.87% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.62%, 1.62% Floor, 10.84% Cap), 04/01/2037 (2)	5	6
5.89% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.63% Cap), 01/01/2036 (2)	7	7
5.91% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.78%, 1.78% Floor, 9.15% Cap), 01/01/2034 (2)	1	1
5.92% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.42%, 1.42% Floor, 10.22% Cap), 11/01/2033 (2)	9	9
5.92% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.24% Cap), 06/01/2034 (2)	10	10
5.92% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 10.42% Cap), 01/01/2035 (2)	1	1
5.92% (1 Year CMT Index + 2.28%, 2.27% Floor, 9.70% Cap), 04/01/2035 (2)	7	8
5.93% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.81%, 1.81% Floor, 11.06% Cap), 05/01/2036 (2)	1	1
6.00%, 07/01/2027	1	1
6.00%, 11/01/2027	1	1
6.00%, 12/01/2027	3	3
6.00%, 01/01/2028	5	5
6.00%, 10/01/2028	3	3
6.00%, 12/01/2028 (5)	0	0
6.00%, 01/01/2029 (5)	0	0
6.00%, 09/01/2029	2	2
6.00%, 12/01/2032	3	3
6.00%, 12/01/2032	31	32
6.00%, 03/01/2033 (5)	0	0
6.00%, 03/01/2033 (5)	0	0
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	1	1
6.00%, 05/01/2033	4	5
6.00%, 08/01/2033	2	2
6.00%, 09/01/2033	3	3
6.00%, 09/01/2033	5	5
6.00%, 11/01/2034	1	1
6.00%, 04/01/2035	23	24
6.00%, 02/01/2036	1	1
6.00%, 09/01/2036	84	86

The accompanying notes are an integral part of these financial statements.

81

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
6.00%, 11/01/2036	$10	$10
6.00%, 03/01/2037	10	10
6.00%, 09/01/2037	27	28
6.00%, 04/01/2038	7	8
6.00%, 05/01/2038	66	70
6.00%, 11/01/2038	22	23
6.00%, 12/01/2039	344	361
6.00%, 10/01/2040	422	443
6.00%, 07/01/2041	1,139	1,195
6.00%, 11/01/2048	19	19
6.00%, 02/01/2053	4,430	4,554
6.00%, 07/01/2053	4,280	4,468
6.00%, 07/01/2053	8,934	9,260
6.00%, 09/01/2053	11,061	11,331
6.00%, 10/01/2053	3,950	4,086
6.00%, 11/01/2053	3,473	3,553
6.00%, 11/01/2053	8,753	9,011
6.00%, 07/01/2054	2,410	2,503
6.00%, 07/01/2054	7,700	7,997
6.00%, 10/01/2054	10,410	10,760
6.00%, 02/01/2055	8,921	9,233
6.00%, 04/01/2055	10,512	10,898
6.00%, 04/01/2055	12,705	13,152
6.00%, 06/01/2055	10,449	10,800
6.00%, 07/01/2055	10,005	10,394
6.00%, 11/01/2055	8,294	8,667
6.00%, 12/01/2055	8,964	9,335
6.00%, 12/01/2055	10,452	10,873
6.00%, 03/01/2056	9,883	10,111
6.00% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.72%, 1.72% Floor, 10.64% Cap), 01/01/2037 (2)	7	7
6.01% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.64%, 1.64% Floor, 11.01% Cap), 12/01/2036 (2)	10	10
6.07% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.32% Cap), 10/01/2036 (2)	4	4
6.07% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.03%, 2.03% Floor, 10.78% Cap), 02/01/2037 (2)	6	6
6.12% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.55%, 1.55% Floor, 9.33% Cap), 08/01/2033 (2)	6	6
6.21% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.49%, 1.49% Floor, 9.86% Cap), 10/01/2034 (2)	3	3
6.23% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.41% Cap), 10/01/2035 (2)	17	17
6.23% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.86%, 1.86% Floor, 10.64% Cap), 06/01/2036 (2)	4	4
6.23% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.95% Cap), 08/01/2034 (2)	4	5
6.25% (1 Year CMT Index + 2.19%, 2.19% Floor, 10.39% Cap), 11/01/2037 (2)	5	6
6.32% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 10.68% Cap), 08/01/2036 (2)	13	13
6.32% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.27% Cap), 09/01/2036 (2)	4	4
6.32% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.95%, 1.95% Floor, 12.32% Cap), 11/01/2036 (2)(5)	0	0
6.40% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.65%, 1.65% Floor, 10.98% Cap), 09/01/2034 (2)	1	1
6.41% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.09% Cap), 09/01/2037 (2)	5	5
6.42% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.25% Cap), 10/01/2034 (2)	6	6
6.42% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.79%, 1.79% Floor, 11.12% Cap), 06/01/2036 (2)	10	10
6.46% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.71%, 1.71% Floor, 11.33% Cap), 09/01/2035 (2)	1	1
6.47% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.81%, 1.81% Floor, 11.49% Cap), 07/01/2037 (2)	15	16
6.48% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.73%, 1.73% Floor, 11.22% Cap), 09/01/2036 (2)	15	16
6.50%, 08/01/2026 (5)	0	0
6.50%, 03/01/2029	1	1
6.50%, 11/01/2029	42	44
6.50%, 08/01/2031	3	3
6.50%, 02/01/2032	6	7
6.50%, 01/01/2036	37	38
6.50% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.50%, 2.50% Floor, 10.63% Cap), 02/01/2036 (2)	3	3
6.50%, 07/01/2036	2	2
6.50%, 08/01/2036	30	31

The accompanying notes are an integral part of these financial statements.

82

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
6.50%, 10/01/2036	$10	$11
6.50%, 01/01/2037	17	17
6.50%, 08/01/2037	9	10
6.50%, 08/01/2037	15	16
6.50%, 10/01/2037	18	19
6.50%, 10/01/2038	22	23
6.50%, 10/01/2038	88	92
6.50%, 03/01/2055	770	803
6.50%, 04/01/2055	1,201	1,252
6.50%, 11/01/2055	8,052	8,486
6.51% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.76%, 1.76% Floor, 11.26% Cap), 09/01/2037 (2)	2	2
6.52% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 11.40% Cap), 07/01/2036 (2)	8	8
6.56% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.87%, 1.87% Floor, 10.76% Cap), 07/01/2037 (2)	7	7
6.57% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.82%, 1.82% Floor, 11.32% Cap), 09/01/2036 (2)	10	10
6.60% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.50%, 2.50% Floor, 11.16% Cap), 03/01/2036 (2)	53	54
6.64% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.81%, 1.81% Floor, 9.15% Cap), 09/01/2033 (2)	3	3
6.66% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.91%, 1.91% Floor, 12.16% Cap), 09/01/2037(2)	3	3
6.78% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.08%, 2.08% Floor, 10.90% Cap), 10/01/2036 (2)	23	24
6.83% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.08%, 2.08% Floor, 10.45% Cap), 10/01/2036 (2)	5	5
7.00%, 09/01/2027 (5)	0	0
7.00%, 02/01/2033 (5)	0	0
7.00%, 06/01/2033	16	17
7.00%, 02/01/2036	6	6
7.00%, 03/01/2036	1	1
7.00%, 03/01/2037	3	3
7.00%, 04/01/2037	2	2
7.00%, 09/01/2037	17	18
7.00%, 09/01/2038	27	28
7.00%, 10/01/2038	21	22
7.00%, 11/01/2038	22	23
7.00%, 12/01/2038	49	52
7.00%, 01/01/2039	71	74
7.00%, 12/01/2053	5,713	6,033
7.08% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.37%, 2.37% Floor, 11.22% Cap), 08/01/2037 (2)	28	28
7.50%, 01/01/2035	6	6
7.50%, 03/01/2035	10	11
7.50%, 05/01/2037	4	4
7.50%, 10/01/2037	39	41
7.50%, 11/01/2037	12	12
7.50%, 11/01/2038	12	12
7.50%, 04/01/2039	53	57
8.00%, 06/01/2027 (5)	0	0
8.00%, 11/01/2028	2	2
8.00%, 11/01/2037	7	8
8.00%, 01/01/2038	1	1
Fannie Mae REMIC Trust 2003-W1
4.66%, 12/25/2042, Series 2003-W1, Class 1A1 (4)	40	40
5.02%, 12/25/2042, Series 2003-W1, Class 2A (4)	12	12
Fannie Mae REMIC Trust 2003-W4
4.94%, 10/25/2042, Series 2003-W4, Class 2A (4)	6	6
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034, Series 2004-W10, Class A6	133	135
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044, Series 2004-W11, Class 1A1	35	36
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044, Series 2005-W1, Class 1A2	57	58
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046, Series 2006-W3, Class 2A	25	26

The accompanying notes are an integral part of these financial statements.

83

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
Fannie Mae REMIC Trust 2007-W1
6.10%, 08/25/2047, Series 2007-W10, Class 2A (4)	$3	$3
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037, Series 2007-W3, Class 1A3	10	10
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037, Series 2007-W5, Class PO	9	7
Fannie Mae REMIC Trust 2007-W7
16.73% (1 Month SOFR USD + 39.18%, 39.18% Cap), 07/25/2037, Series 2007-W7, Class 1A4 (2)(6)	6	7
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049, Series 2009-W1, Class A	74	76
Fannie Mae REMICS
0.00%, 01/25/2032, Series 2001-81, Class LO (5)	0	0
0.00%, 04/25/2032, Series 2002-21, Class LO (5)	0	0
0.00%, 12/25/2032, Series 2004-59, Class BG	2	2
0.00%, 05/25/2033, Series 2003-35, Class EA	2	1
0.00%, 08/25/2033, Series 2003-132, Class OA (5)	0	0
0.00%, 12/25/2033, Series 2006-44, Class P	25	22
0.00%, 10/25/2035, Series 2010-39, Class OT	6	5
0.00%, 03/25/2036, Series 2006-16, Class OA	4	3
0.00%, 03/25/2036, Series 2006-8, Class WQ	50	42
0.00%, 04/25/2036, Series 2006-23, Class KO	3	3
0.00%, 04/25/2036, Series 2006-27, Class OH	5	5
0.00%, 04/25/2036, Series 2006-22, Class AO	14	13
0.00%, 06/25/2036, Series 2006-43, Class PO	4	4
0.00%, 06/25/2036, Series 2006-44, Class GO	9	8
0.00%, 06/25/2036, Series 2006-43, Class DO	14	12
0.00%, 06/25/2036, Series 2006-50, Class JO	28	24
0.00%, 06/25/2036, Series 2006-50, Class PS	36	32
0.00%, 07/25/2036, Series 2006-58, Class AP	3	2
0.00%, 07/25/2036, Series 2006-58, Class PO	5	5
0.00%, 07/25/2036, Series 2006-65, Class QO	10	8
0.00%, 08/25/2036, Series 2006-72, Class TO	3	3
0.00%, 08/25/2036, Series 2006-79, Class DO	6	5
0.00%, 08/25/2036, Series 2006-79, Class OP	11	9
0.00%, 08/25/2036, Series 2006-72, Class GO	15	13
0.00%, 09/25/2036, Series 2008-42, Class AO	4	4
0.00%, 09/25/2036, Series 2006-90, Class AO	5	4
0.00%, 09/25/2036, Series 2006-86, Class OB	11	9
0.00%, 11/25/2036, Series 2006-109, Class PO	3	3
0.00%, 11/25/2036, Series 2006-111, Class EO	8	7
0.00%, 11/25/2036, Series 2006-110, Class PO	15	13
0.00%, 12/25/2036, Series 2006-119, Class PO	5	4
0.00%, 12/25/2036, Series 2006-115, Class OK	8	6
0.00%, 01/25/2037, Series 2006-128, Class PO	9	8
0.00%, 01/25/2037, Series 2009-70, Class CO	29	24
0.00%, 03/25/2037, Series 2007-14, Class OP	7	6
0.00%, 04/25/2037, Series 2007-28, Class EO	24	20
0.00%, 05/25/2037, Series 2007-42, Class AO	1	1
0.00%, 07/25/2037, Series 2007-67, Class PO	17	15
0.00%, 10/25/2037, Series 2009-86, Class OT	149	127
0.00%, 05/25/2038, Series 2008-44, Class PO	1	1
0.00%, 01/25/2040, Series 2009-113, Class AO	12	10
0.00%, 06/25/2040, Series 2010-63, Class AP	20	17
0.00%, 09/25/2043, Series 2013-92, Class PO	376	288
0.00%, 10/25/2043, Series 2013-101, Class DO	310	226
0.00%, 12/25/2043, Series 2013-128, Class PO	658	508
0.50%, 09/25/2054, Series 2025-31, Class MA	9,740	8,181
0.50%, 09/25/2054, Series 2025-18, Class MA	15,172	12,820

The accompanying notes are an integral part of these financial statements.

84

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
0.52% (30-day Average SOFR + 4.15%, 4.15% Cap), 04/25/2056, Series 2026-18, Class SB (2)(6)	$31,632	$433
0.67% (30-day Average SOFR + 4.30%, 4.30% Cap), 02/25/2056, Series 2026-8, Class BS (2)(6)	59,117	1,017
0.70% (30-day Average SOFR + 4.33%, 4.44% Cap), 11/25/2040, Series 2010-125, Class SA (2)(6)	117	2
1.25%, 06/25/2050, Series 2020-46, Class KB	15,419	11,898
1.60% (30-day Average SOFR + 7.99%, 1.60% Cap), 03/25/2032, Series 2002-13, Class SJ (2)(5)(6)	4	0
1.70%, 01/25/2038, Series 2007-116, Class HI (4)	87	6
1.85%, 04/25/2041, Series 2011-30, Class LS (4)	129	10
2.00%, 06/25/2041, Series 2021-31, Class AB	2,236	2,029
2.00%, 12/25/2043, Series 2020-35, Class MA	998	948
2.00%, 06/25/2046, Series 2020-51, Class BA	3,116	2,801
2.04% (30-day Average SOFR + 5.67%, 5.78% Cap), 06/25/2037, Series 2007-92, Class YS (2)(6)	12	1
2.06%, 06/25/2038, Series 2008-46, Class HI (4)	16	1
2.11% (30-day Average SOFR + 5.74%, 5.85% Cap), 09/25/2038, Series 2008-81, Class SB (2)(6)	49	3
2.11% (30-day Average SOFR + 5.74%, 5.85% Cap), 09/25/2038, Series 2008-80, Class SA (2)(6)	48	3
2.16% (30-day Average SOFR + 5.79%, 5.90% Cap), 10/25/2039, Series 2009-84, Class WS (2)(6)	14	1
2.17% (30-day Average SOFR + 5.80%, 5.91% Cap), 02/25/2038, Series 2008-1, Class BI (2)(6)	50	3
2.26% (30-day Average SOFR + 5.89%, 6.00% Cap), 02/25/2038, Series 2008-4, Class SD (2)(6)	136	11
2.31% (30-day Average SOFR + 5.94%, 6.05% Cap), 04/25/2050, Series 2020-24, Class SP (2)(6)	3,624	396
2.34% (30-day Average SOFR + 5.97%, 6.08% Cap), 03/25/2037, Series 2007-22, Class SC (2)(5)(6)	0	0
2.36% (30-day Average SOFR + 5.99%, 6.10% Cap), 04/25/2037, Series 2007-35, Class SI (2)(6)	24	1
2.36% (30-day Average SOFR + 5.99%, 6.10% Cap), 06/25/2037, Series 2007-54, Class WI (2)(6)	10	1
2.36% (30-day Average SOFR + 5.99%, 6.10% Cap), 06/25/2037, Series 2007-53, Class SH (2)(6)	48	3
2.36% (30-day Average SOFR + 5.99%, 6.10% Cap), 11/25/2049, Series 2010-103, Class SB (2)(6)	36	3
2.44% (30-day Average SOFR + 6.07%, 6.18% Cap), 12/25/2039, Series 2009-99, Class SC (2)(6)	19	1
2.46% (30-day Average SOFR + 6.09%, 6.20% Cap), 03/25/2038, Series 2008-16, Class IS (2)(6)	19	1
2.49% (30-day Average SOFR + 6.12%, 6.23% Cap), 03/25/2038, Series 2008-10, Class XI (2)(6)	22	2
2.50%, 11/25/2042, Series 2012-128, Class MP	758	693
2.51% (30-day Average SOFR + 6.14%, 6.25% Cap), 01/25/2040, Series 2009-112, Class ST (2)(6)	40	3
2.52% (30-day Average SOFR + 7.31%, 7.47% Cap), 08/25/2033, Series 2003-71, Class DS (2)(6)	28	26
2.62% (30-day Average SOFR + 6.25%, 6.36% Cap), 12/25/2037, Series 2007-108, Class SA (2)(5)(6)	3	0
2.66% (30-day Average SOFR + 6.29%, 6.40% Cap), 07/25/2037, Series 2007-72, Class EK (2)(6)	128	11
2.66% (30-day Average SOFR + 6.29%, 6.40% Cap), 12/25/2037, Series 2007-109, Class AI (2)(6)	56	4
2.66% (30-day Average SOFR + 6.29%, 6.40% Cap), 05/25/2040, Series 2010-42, Class S (2)(6)	16	1
2.68% (30-day Average SOFR + 6.31%, 6.42% Cap), 04/25/2040, Series 2010-35, Class SB (2)(6)	25	1
2.70% (30-day Average SOFR + 6.33%, 6.44% Cap), 03/25/2037, Series 2007-14, Class ES (2)(6)	64	6
2.71% (30-day Average SOFR + 6.34%, 6.45% Cap), 10/25/2037, Series 2007-100, Class SM (2)(6)	41	4
2.71% (30-day Average SOFR + 6.34%, 6.45% Cap), 12/25/2037, Series 2007-112, Class SA (2)(6)	64	7
2.72% (30-day Average SOFR + 6.35%, 6.46% Cap), 10/25/2037, Series 2007-91, Class ES (2)(6)	67	6
2.76% (30-day Average SOFR + 6.39%, 6.50% Cap), 08/25/2036, Series 2007-7, Class SG (2)(6)	88	7
2.78% (30-day Average SOFR + 6.41%, 6.52% Cap), 07/25/2036, Series 2006-58, Class IG (2)(6)	10	1
2.79% (30-day Average SOFR + 6.42%, 6.53% Cap), 01/25/2041, Series 2010-147, Class SA (2)(6)	211	21
2.80% (30-day Average SOFR + 6.43%, 6.54% Cap), 09/25/2037, Series 2007-88, Class VI (2)(6)	60	4
2.81% (30-day Average SOFR + 6.44%, 6.55% Cap), 02/25/2039, Series 2009-6, Class GS (2)(6)	30	2
2.84% (30-day Average SOFR + 6.47%, 6.58% Cap), 06/25/2036, Series 2006-53, Class US (2)(6)	35	2
2.88% (30-day Average SOFR + 6.51%, 6.62% Cap), 07/25/2037, Series 2007-65, Class KI (2)(6)	42	4
2.91% (30-day Average SOFR + 6.54%, 6.65% Cap), 12/25/2036, Series 2006-117, Class GS (2)(6)	43	4
2.91% (30-day Average SOFR + 6.54%, 6.65% Cap), 03/25/2039, Series 2009-17, Class QS (2)(6)	11	1
2.96% (30-day Average SOFR + 6.59%, 6.70% Cap), 03/25/2036, Series 2006-8, Class WN (2)(6)	185	15
2.97% (30-day Average SOFR + 6.60%, 6.71% Cap), 07/25/2035, Series 2005-56, Class S (2)(6)	18	1
3.00%, 12/25/2028, Series 2013-118, Class YL	316	313
3.00%, 10/25/2033, Series 2013-100, Class WB	412	397
3.00%, 02/25/2043, Series 2013-81, Class TA	113	112
3.00%, 01/25/2046, Series 2016-38, Class NA	667	620
3.11% (30-day Average SOFR + 6.74%, 6.85% Cap), 04/25/2038, Series 2008-32, Class SA (2)(6)	11	1
3.16% (30-day Average SOFR + 6.79%, 6.90% Cap), 04/25/2038, Series 2008-27, Class SN (2)(6)	24	2
3.25% (30-day Average SOFR + 6.88%, 6.99% Cap), 03/25/2038, Series 2008-20, Class SA (2)(6)	20	2
3.41% (30-day Average SOFR + 7.04%, 7.15% Cap), 07/25/2037, Series 2007-60, Class AX (2)(6)	178	21
3.43% (30-day Average SOFR + 9.96%, 10.17% Cap), 08/25/2033, Series 2003-74, Class SH (2)(6)	4	4

The accompanying notes are an integral part of these financial statements.

85

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
3.46% (30-day Average SOFR + 7.09%, 7.20% Cap), 07/25/2038, Series 2008-53, Class CI (2)(6)	$10	$1
3.50%, 04/25/2031, Series 2011-31, Class DB	154	150
3.50%, 09/25/2033, Series 2013-90, Class DL	864	835
3.50%, 03/25/2042, Series 2013-136, Class QB	427	401
3.50%, 02/25/2043, Series 2013-4, Class AJ	86	80
3.50%, 01/25/2051, Series 2020-101, Class AI	13,710	2,564
3.50%, 11/25/2057, Series 2019-7, Class CA	2,156	2,066
3.79% (30-day Average SOFR + 0.17%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A1 (2)	16	16
3.79% (30-day Average SOFR + 0.17%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A2 (2)	78	76
3.86% (30-day Average SOFR + 7.49%, 7.60% Cap), 07/25/2028, Series 2008-55, Class S (2)(5)(6)	10	0
3.86% (30-day Average SOFR + 7.49%, 7.60% Cap), 11/25/2033, Series 2003-116, Class SB (2)(6)	22	2
3.99% (30-day Average SOFR + 0.36%, 0.25% Floor, 7.00% Cap), 04/25/2036, Series 2006-23, Class FK (2)	34	33
3.99% (30-day Average SOFR + 0.36%, 0.25% Floor, 6.50% Cap), 02/25/2037, Series 2007-10, Class FD (2)	9	9
4.00%, 04/25/2033, Series 2003-22, Class UD	53	52
4.00%, 05/25/2033, Series 2003-42, Class GB	4	4
4.03% (30-day Average SOFR + 0.40%, 0.29% Floor, 7.50% Cap), 07/25/2036, Series 2006-56, Class FC (2)	69	69
4.04% (30-day Average SOFR + 0.41%, 0.30% Floor, 6.75% Cap), 05/25/2037, Series 2007-43, Class FL (2)	15	15
4.09% (30-day Average SOFR + 0.46%, 0.35% Floor, 6.75% Cap), 04/25/2035, Series 2005-25, Class PF (2)	27	27
4.09% (30-day Average SOFR + 0.46%, 0.35% Floor, 7.50% Cap), 08/25/2036, Series 2006-79, Class DF (2)	27	27
4.11% (30-day Average SOFR + 0.48%, 0.37% Floor, 7.50% Cap), 07/25/2037, Series 2007-64, Class FB (2)	17	17
4.14% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.50% Cap), 05/25/2034, Series 2004-36, Class FA (2)	45	45
4.14% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 06/25/2036, Series 2006-46, Class FW (2)	8	8
4.14% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 06/25/2037, Series 2007-54, Class FA (2)	69	69
4.19% (30-day Average SOFR + 0.56%, 6.50% Cap), 06/25/2037, Series 2007-98, Class FB (2)	7	7
4.19% (30-day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 09/25/2042, Series 2012-99, Class FA (2)	101	100
4.20% (30-day Average SOFR + 0.57%, 0.46% Floor, 7.00% Cap), 07/25/2036, Series 2006-58, Class FL (2)	9	9
4.24% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 03/25/2037, Series 2007-77, Class FG (2)	18	18
4.24% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 07/25/2037, Series 2007-97, Class FC (2)	11	11
4.24% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 07/25/2041, Series 2011-149, Class EF (2)	7	7
4.24% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 11/25/2041, Series 2011-149, Class MF (2)	30	30
4.24% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-101, Class FC (2)	49	49
4.24% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-97, Class FB (2)	317	314
4.24% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 10/25/2042, Series 2012-108, Class F (2)	123	122
4.29% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/25/2041, Series 2011-75, Class FA (2)	14	14
4.34% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 04/25/2040, Series 2010-40, Class FJ (2)	1	1
4.34% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 05/25/2040, Series 2010-43, Class FD (2)	16	16
4.48% (30-day Average SOFR + 13.46%, 13.75% Cap), 07/25/2033, Series 2003-64, Class SX (2)(6)	5	5
4.49% (30-day Average SOFR + 0.86%, 0.75% Floor, 8.00% Cap), 01/25/2034, Series 2004-87, Class F (2)	32	32
4.49% (30-day Average SOFR + 0.86%, 6.50% Cap), 03/25/2037, Series 2007-16, Class FC (2)	12	12
4.50%, 08/25/2032, Series 2026-32, Class GB	6,829	6,770
4.50%, 10/25/2036, Series 2009-19, Class PW	45	45
4.50%, 02/25/2039, Series 2009-4, Class BD (5)	0	0
4.50%, 04/25/2042, Series 2014-11, Class VB	1,323	1,317
4.50%, 10/25/2054, Series 2026-11, Class B	11,119	10,875
4.54% (30-day Average SOFR + 0.91%, 0.80% Floor, 8.00% Cap), 11/25/2032, Series 2004-61, Class FH (2)	53	53
4.64% (30-day Average SOFR + 1.01%, 0.90% Floor, 6.75% Cap), 03/25/2038, Series 2008-18, Class FA (2)	11	12
5.00%, 11/25/2032, Series 2002-71, Class AP	1	1
5.00%, 03/25/2033, Series 2003-14, Class TI (5)	0	0
5.00%, 03/25/2037, Series 2009-63, Class P	1	1
5.00%, 07/25/2038, Series 2008-56, Class AC	12	12
5.00%, 07/25/2038, Series 2008-60, Class JC	15	15
5.00%, 07/25/2039, Series 2009-52, Class PI	21	3
5.00%, 08/25/2039, Series 2009-59, Class HB	89	89
5.00%, 09/25/2039, Series 2009-65, Class MT	8	8
5.00%, 06/25/2040, Series 2010-64, Class DM	71	71
5.00%, 07/25/2040, Series 2010-80, Class AZ	2,009	2,018
5.00%, 09/25/2040, Series 2010-102, Class PN	54	54
5.00%, 10/25/2054, Series 2025-40, Class P	6,204	6,193
5.09% (30-day Average SOFR + 0.36%, 0.25% Floor), 06/27/2036, Series 2007-101, Class A2 (2)	145	146

The accompanying notes are an integral part of these financial statements.

86

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
5.18% (30-day Average SOFR + 12.43%, 12.66% Cap), 03/25/2040, Series 2010-49, Class SC (2)(6)	$59	$57
5.19% (30-day Average SOFR + 17.29%, 17.67% Cap), 04/25/2040, Series 2010-35, Class SJ (2)(6)	32	31
5.23% (30-day Average SOFR + 1.60%, 1.60% Floor, 6.00% Cap), 02/25/2055, Series 2025-6, Class FC (2)	1,888	1,907
5.50%, 12/25/2032, Series 2002-78, Class Z	27	27
5.50%, 08/25/2033, Series 2003-72, Class IE	63	7
5.50%, 08/25/2033, Series 2003-73, Class HC	24	25
5.50%, 10/25/2033, Series 2003-105, Class AZ	169	173
5.50%, 04/25/2034, Series 2004-17, Class H	60	61
5.50%, 07/25/2034, Series 2004-50, Class VZ	114	117
5.50%, 08/25/2035, Series 2005-68, Class PG	16	17
5.50%, 08/25/2035, Series 2005-73, Class ZB	211	215
5.50%, 12/25/2035, Series 2005-110, Class GL	136	139
5.50%, 03/25/2036, Series 2006-16, Class HZ	14	14
5.50%, 03/25/2036, Series 2006-12, Class BZ	51	53
5.50%, 03/25/2036, Series 2006-8, Class JZ	65	66
5.50%, 01/25/2037, Series 2006-128, Class BP	1	1
5.50%, 07/25/2037, Series 2007-70, Class Z	46	47
5.50%, 08/25/2037, Series 2007-76, Class AZ	6	6
5.50%, 07/25/2038, Series 2011-47, Class ZA	54	55
5.50%, 10/25/2039, Series 2009-86, Class IP	57	9
5.50%, 06/25/2040, Series 2010-58, Class MB	174	176
5.50%, 07/25/2040, Series 2010-71, Class HJ	75	76
5.50%, 10/25/2040, Series 2010-111, Class AM	286	293
5.51%, 07/25/2051, Series 2011-58, Class WA (4)	17	17
5.75%, 06/25/2033, Series 2003-47, Class PE	16	16
5.75%, 07/25/2035, Series 2005-66, Class ZH	548	562
5.75%, 10/25/2035, Series 2005-84, Class XM	11	11
5.79%, 02/25/2051, Series 2011-2, Class WA (4)	19	19
5.91% (30-day Average SOFR + 11.35%, 11.52% Cap), 01/25/2034, Series 2003-130, Class SX (2)(5)(6)	0	0
5.96%, 09/25/2039, Series 2009-69, Class WA (4)	22	22
5.98%, 12/25/2039, Series 2009-103, Class MB (4)	50	51
6.00%, 07/18/2028, Series 1998-36, Class ZB	1	1
6.00%, 07/25/2031, Series 2001-33, Class ID	6	1
6.00%, 11/25/2031, Series 2001-60, Class PX	11	11
6.00%, 04/25/2032, Series 2002-15, Class ZA	27	28
6.00%, 11/25/2032, Series 2011-39, Class ZA	91	93
6.00%, 05/25/2033, Series 2003-39, Class IO (4)(5)	2	0
6.00%, 05/25/2033, Series 2003-34, Class AX	8	8
6.00%, 05/25/2033, Series 2003-34, Class GE	24	24
6.00%, 05/25/2033, Series 2003-34, Class ED	35	36
6.00%, 12/25/2035, Series 2005-109, Class PC	1	1
6.00%, 07/25/2036, Series 2006-71, Class ZL	113	117
6.00%, 03/25/2037, Series 2007-18, Class MZ	100	103
6.00%, 05/25/2037, Series 2007-42, Class B	41	43
6.00%, 08/25/2037, Series 2007-78, Class CB	5	5
6.00%, 08/25/2037, Series 2007-78, Class PE	10	10
6.00%, 08/25/2037, Series 2007-76, Class ZG	11	12
6.00%, 08/25/2037, Series 2007-81, Class GE	20	21
6.00%, 08/25/2039, Series 2009-60, Class HT	114	118
6.05%, 10/25/2037, Series 2007-106, Class A7 (4)	14	14
6.08%, 03/25/2040, Series 2010-16, Class WB (4)	50	51
6.21% (30-day Average SOFR + 16.19%, 16.50% Cap), 05/25/2034, Series 2004-46, Class SK (2)(6)	1	2
6.26% (30-day Average SOFR + 12.31%, 12.50% Cap), 09/25/2033, Series 2003-91, Class SD (2)(6)	4	4
6.30%, 02/25/2040, Series 2010-1, Class WA (4)	11	11
6.33%, 12/25/2039, Series 2009-99, Class WA (4)	46	47
6.35%, 04/25/2029, Series 1999-17, Class C(5)	0	0
6.45%, 03/25/2040, Series 2010-16, Class WA (4)	30	31
6.50%, 09/25/2031, Series 2001-49, Class Z	2	2

The accompanying notes are an integral part of these financial statements.

87

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
6.50%, 10/25/2031, Series 2001-52, Class KB	$1	$1
6.50%, 04/25/2032, Series 2002-21, Class PE	5	5
6.50%, 05/25/2032, Series 2002-28, Class PK	9	10
6.50%, 06/25/2032, Series 2002-37, Class Z	5	5
6.50%, 07/25/2032, Series 2006-130, Class GI (5)	10	0
6.50%, 08/25/2032, Series 2002-48, Class GH	11	12
6.50%, 02/25/2033, Series 2003-9, Class NZ	6	6
6.50%, 05/25/2033, Series 2003-33, Class IA	20	2
6.50%, 07/25/2036, Series 2006-63, Class ZH	52	55
6.50%, 07/25/2036, Series 2011-19, Class ZY	69	73
6.50%, 08/25/2036, Series 2006-78, Class BZ	8	8
6.50%, 08/25/2036, Series 2006-77, Class PC	14	14
6.50%, 09/25/2036, Series 2006-85, Class MZ	2	3
6.50%, 06/25/2037, Series 2007-92, Class YA	7	8
6.50%, 12/25/2037, Series 2007-112, Class MJ	48	50
6.50%, 06/25/2042, Series 2002-90, Class A1	24	24
6.52% (30-day Average SOFR + 13.77%, 14.00% Cap), 03/25/2038, Series 2008-18, Class SP (2)(6)	8	8
6.76% (30-day Average SOFR + 14.01%, 14.24% Cap), 07/25/2034, Series 2004-51, Class SY (2)(6)	3	3
6.79% (30-day Average SOFR + 24.93%, 25.50% Cap), 06/25/2035, Series 2005-59, Class SU (2)(6)	8	9
6.79% (30-day Average SOFR + 15.86%, 16.15% Cap), 09/25/2037, Series 2007-85, Class SL (2)(6)	3	3
7.00%, 12/18/2027, Series 1997-81, Class PI (5)	0	0
7.00%, 03/25/2031, Series 2001-7, Class PF (5)	0	0
7.00%, 07/25/2031, Series 2001-30, Class PM	3	3
7.00%, 08/25/2031, Series 2001-36, Class DE	7	8
7.00%, 09/25/2031, Series 2001-44, Class PD	1	1
7.00%, 09/25/2031, Series 2001-44, Class PU	1	1
7.00%, 09/25/2031, Series 2001-44, Class MY	8	8
7.00%, 11/25/2031, Series 2001-61, Class Z	12	12
7.00%, 05/25/2033, Series 2007-97, Class KI	39	3
7.00%, 07/25/2039, Series 2009-47, Class MT	1	1
7.00%, 11/25/2041, Series 2011-118, Class LB	211	222
7.00%, 11/25/2041, Series 2011-118, Class NT	250	263
7.00%, 11/25/2041, Series 2011-118, Class MT	274	287
7.14% (30-day Average SOFR + 16.21%, 16.50% Cap), 07/25/2037, Series 2007-62, Class SE (2)(6)	9	10
7.34% (30-day Average SOFR + 16.41%, 16.70% Cap), 08/25/2035, Series 2005-73, Class PS (2)(6)	6	6
7.50%, 04/18/2027, Series 1997-27, Class J (5)	0	0
7.50%, 04/20/2027, Series 1997-29, Class J (5)	0	0
7.50%, 05/20/2027, Series 1997-39, Class PD	1	1
7.50%, 12/18/2029, Series 1999-62, Class PB (5)	0	0
7.50%, 02/25/2030, Series 2000-2, Class ZE	4	4
7.52% (30-day Average SOFR + 16.59%, 16.88% Cap), 08/25/2035, Series 2005-72, Class SB (2)(6)	3	3
7.52% (30-day Average SOFR + 16.59%, 16.88% Cap), 10/25/2035, Series 2005-90, Class ES (2)(6)	5	6
7.62% (30-day Average SOFR + 14.27%, 14.48% Cap), 12/25/2032, Series 2002-77, Class S (2)(6)	2	2
7.64% (30-day Average SOFR + 16.71%, 17.00% Cap), 05/25/2035, Series 2005-42, Class PS (2)(5)(6)	0	0
8.02% (30-day Average SOFR + 17.09%, 17.38% Cap), 07/25/2035, Series 2005-66, Class SG (2)(6)	9	9
8.06% (30-day Average SOFR + 15.27%, 15.50% Cap), 11/25/2031, Series 2004-74, Class SW (2)(6)	4	4
8.50%, 01/25/2031, Series 2000-52, Class IO (5)	0	0
8.50% (30-day Average SOFR + 50.19%, 8.50% Cap), 11/25/2032, Series 2004-61, Class SK (2)(6)	3	4
8.75% (30-day Average SOFR + 17.20%, 17.47% Cap), 12/25/2031, Series 2001-72, Class SX (2)(5)(6)	0	0
9.03% (30-day Average SOFR + 23.54%, 24.00% Cap), 05/25/2034, Series 2004-46, Class QB (2)(6)	4	4
9.23% (30-day Average SOFR + 23.74%, 24.20% Cap), 09/25/2035, Series 2005-75, Class SV (2)(6)	1	1
9.23% (30-day Average SOFR + 19.21%, 19.53% Cap), 04/25/2034, Series 2004-25, Class SA (2)(6)	6	7
9.23% (30-day Average SOFR + 19.21%, 19.53% Cap), 05/25/2034, Series 2004-36, Class SA (2)(6)	19	21
9.47% (30-day Average SOFR + 20.36%, 20.70% Cap), 04/25/2038, Series 2008-28, Class QS (2)(6)	8	8
10.00% (30-day Average SOFR + 53.24%, 10.00% Cap), 03/25/2032, Series 2002-13, Class ST (2)(5)(6)	0	0
10.19% (30-day Average SOFR + 22.28%, 22.67% Cap), 04/25/2037, Series 2007-29, Class SG (2)(6)	13	13
10.30% (30-day Average SOFR + 23.60%, 24.02% Cap), 08/25/2037, Series 2007-79, Class SB (2)(6)	12	14
10.48% (30-day Average SOFR + 23.78%, 24.20% Cap), 06/25/2036, Series 2006-46, Class SW (2)(6)	1	1

The accompanying notes are an integral part of these financial statements.

88

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
10.85% (30-day Average SOFR + 24.15%, 24.57% Cap), 11/25/2035, Series 2005-106, Class US (2)(6)	$13	$14
10.85% (30-day Average SOFR + 24.15%, 24.57% Cap), 03/25/2036, Series 2006-11, Class PS (2)(6)	6	6
11.23% (30-day Average SOFR + 25.74%, 26.20% Cap), 10/25/2036, Series 2006-95, Class SG (2)(6)	6	7
11.40% (30-day Average SOFR + 24.10%, 24.50% Cap), 09/25/2031, Series 2001-60, Class QS (2)(6)	4	4
11.59% (30-day Average SOFR + 26.10%, 26.56% Cap), 12/25/2036, Series 2006-115, Class ES (2)(6)	1	1
11.72% (30-day Average SOFR + 22.61%, 22.95% Cap), 10/25/2031, Series 2003-52, Class SX (2)(6)	2	3
13.03% (30-day Average SOFR + 24.82%, 25.19% Cap), 02/25/2032, Series 2002-1, Class SA (2)(6)	1	1
13.31% (30-day Average SOFR + 29.63%, 30.15% Cap), 05/25/2036, Series 2006-33, Class LS (2)(6)	4	5
13.83% (30-day Average SOFR + 28.34%, 28.80% Cap), 07/25/2036, Series 2006-60, Class AK (2)(6)	5	6
16.55% (30-day Average SOFR + 38.31%, 39.00% Cap), 02/25/2037, Series 2007-1, Class SD (2)(6)	8	13
17.45% (30-day Average SOFR + 39.21%, 39.90% Cap), 07/25/2036, Series 2006-62, Class PS (2)(6)	4	5
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042, Series 2003-W2, Class 2A9	22	22
6.50%, 07/25/2042, Series 2003-W2, Class 1A1	37	38
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042, Series 2003-W6, Class 2A4	124	122
6.50%, 09/25/2042, Series 2003-W6, Class 3A	45	45
Fannie Mae Trust 2003-W8
4.14% (30-day Average SOFR + 0.51%, 0.40% Floor, 8.00% Cap), 05/25/2042, Series 2003-W8, Class 3F1 (2)	10	10
7.00%, 10/25/2042, Series 2003-W8, Class 2A	49	49
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033, Series 2004-W1, Class 2A2	78	81
Fannie Mae Trust 2004-W15
3.99% (30-day Average SOFR + 0.36%, 0.25% Floor), 08/25/2044, Series 2004-W15, Class 2AF (2)	32	31
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044, Series 2004-W2, Class 2A2	9	9
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044, Series 2004-W8, Class 3A	7	7
Fannie Mae Trust 2005-W3
3.96% (30-day Average SOFR + 0.33%, 0.22% Floor, 9.50% Cap), 03/25/2045, Series 2005-W3, Class 2AF (2)	252	250
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045, Series 2005-W4, Class 1A1	11	11
Fannie Mae Trust 2006-W2
3.96% (30-day Average SOFR + 0.33%, 0.22% Floor, 9.50% Cap), 02/25/2046, Series 2006-W2, Class 1AF1 (2)	109	108
5.47%, 11/25/2045, Series 2006-W2, Class 2A(4)	33	34
Fannie Mae Whole Loan
4.00% (30-day Average SOFR + 0.37%, 0.26% Floor, 9.50% Cap), 11/25/2046, Series 2007-W1, Class 1AF1 (2)	255	253
Fannie Mae-Aces
0.75%, 09/25/2028, Series 2020-M39, Class 1A1	1,360	1,336
1.20%, 10/25/2030, Series 2020-M50, Class A2	825	802
1.25%, 10/25/2032, Series 2020-M47, Class A2 (4)	13,350	11,638
1.76%, 11/25/2031, Series 2022-M3, Class A2 (4)	13,600	11,782
1.93%, 10/25/2030, Series 2020-M50, Class X1 (4)	13,616	364
1.95%, 11/25/2033, Series 2021-M3, Class X1 (4)	18,393	1,000
1.99%, 01/25/2032, Series 2022-M10, Class A2 (4)	12,457	10,945
2.01%, 07/25/2030, Series 2020-M39, Class X1 (4)	92,496	3,854
2.09%, 11/25/2028, Series 2020-M38, Class X2 (4)	9,327	279
2.56%, 12/25/2026, Series 2017-M3, Class A2 (4)	661	656
2.63%, 12/25/2026, Series 2017-M4, Class A2 (4)	3,005	2,978
2.96%, 02/25/2027, Series 2017-M7, Class A2 (4)	2,386	2,364
2.98%, 08/25/2029, Series 2017-M11, Class A2	1,801	1,729
3.06%, 05/25/2027, Series 2017-M8, Class A2 (4)	3,073	3,040
3.09%, 04/25/2027, Series 2015-M10, Class A2 (4)	2,838	2,815
3.12%, 04/25/2029, Series 2017-M5, Class A2 (4)	1,991	1,927
3.17%, 06/25/2027, Series 2017-M12, Class A2 (4)	2,624	2,593
3.17%, 03/25/2028, Series 2018-M4, Class A2 (4)	2,345	2,300
3.18%, 02/25/2030, Series 2018-M3, Class A2 (4)	1,586	1,522
3.42%, 06/25/2028, Series 2018-M8, Class A2 (4)	3,889	3,818

The accompanying notes are an integral part of these financial statements.

89

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
3.47%, 07/25/2028, Series 2018-M10, Class A2 (4)	$6,189	$6,076
3.78%, 08/25/2030, Series 2018-M12, Class A2 (4)	5,032	4,894
4.62%, 03/25/2033, Series 2023-M8, Class A2 (4)	7,835	7,800
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035, Series 2005-FA8, Class 1A19	46	19
First Horizon Alternative Mortgage Securities Trust 2007-FA4
1.89% (1 Month Term SOFR + 5.54%, 5.65% Cap), 08/25/2037, Series 2007-FA4, Class 1A2 (2)(6)	510	35
Freddie Mac Gold Pool
2.00%, 01/01/2032	1,167	1,108
2.50%, 06/01/2028	63	62
2.50%, 03/01/2030	182	177
2.50%, 07/01/2030	542	526
2.50%, 11/01/2046	977	842
3.00%, 07/01/2028	121	119
3.00%, 08/01/2028	68	67
3.00%, 09/01/2028	297	293
3.00%, 10/01/2028	98	96
3.00%, 05/01/2029	131	128
3.00%, 09/01/2031	174	168
3.00%, 02/01/2032	1,320	1,278
3.00%, 07/01/2035	2,109	1,999
3.00%, 09/01/2036	872	822
3.00%, 08/01/2042	497	451
3.00%, 10/01/2042	1,339	1,214
3.00%, 11/01/2042	2,199	1,996
3.00%, 02/01/2043	117	106
3.00%, 03/01/2043	792	718
3.00%, 03/01/2043	1,621	1,470
3.00%, 04/01/2043	30	27
3.00%, 04/01/2043	4,494	4,077
3.00%, 06/01/2043	12	11
3.00%, 07/01/2043	9	8
3.00%, 07/01/2043	90	82
3.00%, 08/01/2043	178	161
3.00%, 08/01/2043	2,143	1,939
3.00%, 10/01/2043	5,016	4,591
3.00%, 05/01/2045	385	347
3.00%, 05/01/2045	737	665
3.00%, 06/01/2045	161	145
3.00%, 10/01/2045	1,506	1,364
3.00%, 10/01/2046	2,508	2,248
3.00%, 10/01/2046	7,393	6,652
3.00%, 01/01/2047	16,434	14,659
3.00%, 02/01/2047	9,045	8,099
3.00%, 03/01/2047	464	415
3.00%, 05/01/2047	5,305	4,763
3.50%, 01/01/2032	100	98
3.50%, 03/01/2032	38	37
3.50%, 02/01/2033	68	66
3.50%, 05/01/2033	27	26
3.50%, 05/01/2033	177	172
3.50%, 01/01/2034	1,409	1,371
3.50%, 04/01/2037	2,166	2,089
3.50%, 11/01/2037	609	580
3.50%, 05/01/2042	247	231
3.50%, 06/01/2042	110	103
3.50%, 06/01/2042	717	670
3.50%, 08/01/2042	158	148

The accompanying notes are an integral part of these financial statements.

90

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
3.50%, 09/01/2042	$1,057	$989
3.50%, 09/01/2042	1,488	1,391
3.50%, 10/01/2042	746	697
3.50%, 10/01/2042	3,699	3,458
3.50%, 11/01/2042	29	28
3.50%, 11/01/2042	331	309
3.50%, 11/01/2042	886	828
3.50%, 12/01/2042	878	821
3.50%, 01/01/2043	2,224	2,076
3.50%, 03/01/2043	177	165
3.50%, 05/01/2043	89	83
3.50%, 06/01/2043	221	206
3.50%, 06/01/2043	448	418
3.50%, 07/01/2043	158	147
3.50%, 10/01/2043	63	58
3.50%, 05/01/2044	5,194	4,849
3.50%, 01/01/2045	4,373	4,085
3.50%, 06/01/2045	392	365
3.50%, 12/01/2045	1,084	1,009
3.50%, 01/01/2046	2,518	2,343
3.50%, 05/01/2046	698	649
3.50%, 07/01/2046	1,294	1,199
3.50%, 08/01/2046	2,370	2,192
3.50%, 12/01/2046	2,354	2,184
3.50%, 01/01/2047	868	804
3.50%, 04/01/2047	2,601	2,409
3.50%, 10/01/2047	2,037	1,885
3.50%, 03/01/2048	1,522	1,402
4.00%, 09/01/2040	168	163
4.00%, 11/01/2040	10	9
4.00%, 11/01/2040	426	413
4.00%, 12/01/2040	111	108
4.00%, 12/01/2040	255	247
4.00%, 12/01/2040	264	256
4.00%, 12/01/2040	314	305
4.00%, 12/01/2040	329	320
4.00%, 01/01/2041	286	276
4.00%, 10/01/2041	1,088	1,051
4.00%, 11/01/2041	4	4
4.00%, 01/01/2042	44	43
4.00%, 05/01/2042	4	4
4.00%, 06/01/2042	528	509
4.00%, 10/01/2042	16	15
4.00%, 01/01/2043	74	71
4.00%, 09/01/2043	1,862	1,809
4.00%, 11/01/2043	21	21
4.00%, 11/01/2043	40	38
4.00%, 12/01/2043	60	57
4.00%, 12/01/2043	142	136
4.00%, 12/01/2043	375	361
4.00%, 01/01/2044	45	43
4.00%, 01/01/2044	122	118
4.00%, 10/01/2044	1,928	1,853
4.00%, 01/01/2045	98	94
4.00%, 10/01/2045	129	124
4.00%, 10/01/2045	1,759	1,678
4.00%, 11/01/2045	2,716	2,594
4.00%, 01/01/2046	1,280	1,228

The accompanying notes are an integral part of these financial statements.

91

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
4.00%, 05/01/2046	$65	$62
4.00%, 06/01/2046	2,904	2,777
4.00%, 08/01/2046	755	718
4.00%, 01/01/2047	3,973	3,795
4.00%, 06/01/2047	989	940
4.50%, 11/01/2035	3	3
4.50%, 07/01/2039	42	42
4.50%, 10/01/2039	378	374
4.50%, 11/01/2039	438	434
4.50%, 11/01/2039	616	610
4.50%, 05/01/2040	219	217
4.50%, 08/01/2040	95	94
4.50%, 09/01/2040	77	76
4.50%, 09/01/2040	307	304
4.50%, 03/01/2041	62	61
4.50%, 05/01/2041	558	553
4.50%, 08/01/2041	142	141
4.50%, 12/01/2043	1,744	1,727
4.50%, 03/01/2044	144	142
4.50%, 05/01/2044	205	201
4.50%, 07/01/2044	20	19
4.50%, 07/01/2044	69	68
4.50%, 09/01/2044	480	471
4.50%, 09/01/2046	824	808
4.50%, 10/01/2046	801	785
4.50%, 11/01/2046	3,518	3,483
4.50%, 07/01/2047	315	309
4.50%, 07/01/2047	371	363
4.50%, 11/01/2047	240	234
5.00%, 01/01/2034	6	6
5.00%, 06/01/2034	19	18
5.00%, 09/01/2034	24	24
5.00%, 03/01/2035	8	8
5.00%, 08/01/2035	270	271
5.00%, 03/01/2036	702	709
5.00%, 07/01/2036	1	1
5.00%, 11/01/2036	18	18
5.00%, 03/01/2037	41	41
5.00%, 06/01/2037	53	53
5.00%, 08/01/2037	55	56
5.00%, 02/01/2038	83	84
5.00%, 03/01/2038	17	17
5.00%, 03/01/2038	64	65
5.00%, 03/01/2038	79	80
5.00%, 03/01/2038	88	89
5.00%, 04/01/2038	47	47
5.00%, 09/01/2038	9	9
5.00%, 09/01/2038	53	53
5.00%, 11/01/2038 (5)	0	0
5.00%, 11/01/2038	19	19
5.00%, 12/01/2038 (5)	0	0
5.00%, 12/01/2038	62	62
5.00%, 02/01/2039	124	126
5.00%, 05/01/2039	3	3
5.00%, 10/01/2039	141	142
5.00%, 01/01/2040	34	34
5.00%, 03/01/2040	62	62
5.00%, 03/01/2040	530	535

The accompanying notes are an integral part of these financial statements.

92

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
5.00%, 08/01/2040	$83	$84
5.00%, 04/01/2041	291	294
5.00%, 06/01/2041	167	169
5.00%, 12/01/2047	920	916
5.00%, 02/01/2048	435	436
5.50%, 01/01/2033	12	12
5.50%, 10/01/2033	8	8
5.50%, 07/01/2035	20	21
5.50%, 01/01/2036	5	5
5.50%, 12/01/2036	9	10
5.50%, 05/01/2038	16	16
5.50%, 08/01/2038	20	21
5.50%, 01/01/2039	686	696
5.50%, 03/01/2040	7	7
5.50%, 05/01/2040	539	554
5.50%, 08/01/2040	214	220
6.00%, 10/01/2029	1	2
6.00%, 12/01/2033	6	6
6.00%, 01/01/2034	7	7
6.00%, 11/01/2036	1	1
6.00%, 12/01/2036	2	2
6.00%, 12/01/2036	5	5
6.50%, 01/01/2028	2	2
6.50%, 06/01/2029	2	2
6.50%, 08/01/2029	16	17
6.50%, 11/01/2034 (5)	0	0
6.50%, 01/01/2035	20	21
6.50%, 12/01/2035	4	4
6.50%, 12/01/2035	15	15
6.50%, 11/01/2036	5	5
6.50%, 11/01/2036	42	42
6.50%, 11/01/2036	44	45
6.50%, 12/01/2036	35	36
6.50%, 12/01/2036	72	75
6.50%, 02/01/2037	1	1
6.50%, 06/01/2037	2	2
6.50%, 11/01/2037	17	18
6.50%, 03/01/2038	19	20
7.00%, 12/01/2028	2	2
7.00%, 07/01/2029 (5)	0	0
7.00%, 01/01/2031	4	4
7.00%, 07/01/2032	1	1
7.00%, 08/01/2032	1	1
7.00%, 02/01/2037	3	3
7.50%, 01/01/2032	11	11
7.50%, 12/01/2036	29	29
7.50%, 01/01/2038	7	7
7.50%, 01/01/2038	28	30
7.50%, 09/01/2038	12	12
8.50%, 07/01/2028 (5)	0	0
10.00%, 10/01/2030 (5)	0	0
Freddie Mac Mscr Trust Mn14
5.29% (30-day Average SOFR + 1.70%), 06/25/2046, Series 2026-MN14, Class M1 (1)(2)	7,294	7,308
Freddie Mac Multifamily Structured Pass-Through Certificates
1.31%, 10/25/2030, Series K120, Class XAM (4)	31,375	1,456
1.43%, 01/25/2030, Series K106, Class X1 (4)	124,252	5,026
1.67%, 05/25/2030, Series K111, Class X1 (4)	27,324	1,375
1.89%, 01/25/2055, Series K138, Class AM	4,300	3,737

The accompanying notes are an integral part of these financial statements.

93

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
2.13%, 11/25/2031, Series K136, Class A2	$14,260	$12,659
2.40%, 03/25/2032, Series K142, Class A2	13,700	12,259
2.92%, 06/25/2032, Series K146, Class A2	9,700	8,890
3.08%, 01/25/2031, Series K152, Class A2	23,576	22,259
3.24%, 04/25/2027, Series K065, Class A2	3,316	3,286
3.30%, 11/25/2027, Series K070, Class A2 (4)	3,008	2,966
3.34%, 04/25/2028, Series W5FX, Class AFX (4)	3,315	3,252
3.51%, 03/25/2029, Series K091, Class A2	2,422	2,364
3.71%, 09/25/2032, Series K-150, Class A2 (4)	11,105	10,594
4.28%, 07/25/2030, Series K752, Class A2	8,425	8,361
4.32%, 03/25/2036, Series K-179, Class A2 (4)	2,986	2,896
4.46%, 08/25/2031, Series K757, Class A2	4,571	4,558
4.61%, 02/25/2033, Series KJ44, Class A2	7,500	7,458
5.03%, 10/25/2031, Series KJ48, Class A2	8,000	8,077
Freddie Mac Non Gold Pool
5.65% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.81% Cap), 05/01/2037 (2)	31	32
5.70% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 12.45% Cap), 10/01/2036 (2)	11	11
5.75% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.73% Cap), 05/01/2036 (2)	5	5
5.76% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.74%, 1.74% Floor, 12.99% Cap), 10/01/2036 (2)	36	37
5.82% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.69% Cap), 05/01/2036 (2)	23	24
5.85% (1 Year CMT Index + 2.24%, 2.24% Floor, 10.43% Cap), 05/01/2033 (2)	23	24
5.86% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033 (2)	4	4
5.86% (1 Year CMT Index + 2.26%, 2.25% Floor, 11.99% Cap), 04/01/2030 (2)(5)	0	0
5.88% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.76% Cap), 01/01/2035 (2)	10	11
5.88% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.11% Cap), 01/01/2035 (2)	35	37
5.88% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 11.31% Cap), 02/01/2037 (2)	2	2
5.92% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.87%, 1.87% Floor, 12.78% Cap), 08/01/2036 (2)	8	8
5.93% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.85%, 1.85% Floor, 12.21% Cap), 03/01/2037 (2)	23	23
5.94% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 9.15% Cap), 04/01/2034 (2)	4	4
5.95% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.95%, 1.95% Floor, 12.44% Cap), 10/01/2036 (2)	9	9
5.96% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.82%, 1.82% Floor, 12.55% Cap), 07/01/2036 (2)	10	10
5.96% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.07% Cap), 11/01/2036 (2)	7	7
6.01% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 12.11% Cap), 05/01/2037 (2)	4	4
6.02% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.64%, 1.64% Floor, 11.07% Cap), 11/01/2036 (2)	18	18
6.04% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.76%, 1.76% Floor, 10.57% Cap), 01/01/2037 (2)	8	8
6.07% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.58%, 1.58% Floor, 11.68% Cap), 12/01/2036 (2)	17	18
6.07% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.69%, 1.69% Floor, 9.99% Cap), 02/01/2036 (2)	3	4
6.09% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.90%, 1.90% Floor, 11.34% Cap), 02/01/2037 (2)	12	12
6.10% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.91%, 1.91% Floor, 10.68% Cap), 05/01/2038 (2)	2	2
6.10% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.35% Cap), 07/01/2036 (2)	10	11
6.12% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.51% Cap), 11/01/2036 (2)	7	7
6.13% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.12%, 2.12% Floor, 11.07% Cap), 05/01/2037 (2)	2	2
6.14% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 12.89% Cap), 05/01/2037 (2)	9	9
6.14% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 10.89% Cap), 05/01/2037 (2)	12	12
6.17% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.04%, 2.04% Floor, 10.74% Cap), 03/01/2036 (2)	15	15
6.17% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.07% Cap), 02/01/2036 (2)	12	13
6.17% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.99%, 1.99% Floor, 10.92% Cap), 06/01/2036 (2)	21	22
6.19% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.85% Cap), 09/01/2034 (2)	17	17
6.20% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.98%, 1.98% Floor, 10.63% Cap), 04/01/2037 (2)	20	21
6.21% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.96%, 1.96% Floor, 10.90% Cap), 04/01/2038 (2)	9	10
6.23% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.94% Cap), 12/01/2036 (2)	74	77
6.24% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.11%, 2.11% Floor, 12.53% Cap), 02/01/2037 (2)	15	15
6.24% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.94%, 1.94% Floor, 11.03% Cap), 06/01/2036 (2)	40	41
6.25% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.72% Cap), 07/01/2036 (2)	5	5
6.26% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 11.07% Cap), 12/01/2036 (2)	8	9
6.26% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.87%, 1.87% Floor, 9.06% Cap), 07/01/2040 (2)	7	8
6.29% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.47% Cap), 11/01/2036 (2)	21	21
6.31% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.18%, 2.18% Floor, 11.08% Cap), 05/01/2037 (2)	15	16

The accompanying notes are an integral part of these financial statements.

94

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
6.35% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036 (2)	$10	$10
6.36% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 11.54% Cap), 11/01/2036 (2)	8	8
6.39% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.14%, 2.14% Floor, 12.14% Cap), 12/01/2035 (2)	3	3
6.39% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.88%, 1.88% Floor, 11.17% Cap), 09/01/2036 (2)	36	37
6.42% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 11.28% Cap), 09/01/2036 (2)	10	11
6.48% (1 Year CMT Index + 2.36%, 2.36% Floor, 10.87% Cap), 10/01/2036 (2)	9	10
6.49% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.33%, 2.33% Floor, 10.90% Cap), 05/01/2036 (2)	4	5
6.50% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.18% Cap), 09/01/2032 (2)(5)	0	0
6.50% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.13%, 2.13% Floor, 10.88% Cap), 12/01/2036 (2)	1	1
6.50% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037 (2)	4	4
6.62% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.87%, 1.87% Floor, 11.99% Cap), 07/01/2037 (2)	2	2
6.70% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.20%, 2.20% Floor, 10.83% Cap), 10/01/2036 (2)	11	11
6.84% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.47%, 2.47% Floor, 11.04% Cap), 03/01/2036 (2)	1	1
7.35% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.60%, 2.60% Floor, 12.23% Cap), 03/01/2037 (2)	1	1
Freddie Mac Pool
1.50%, 10/01/2031	4,973	4,661
1.50%, 02/01/2036	3,834	3,429
1.50%, 04/01/2036	11,817	10,554
1.50%, 09/01/2036	3,306	2,951
1.50%, 04/01/2037	5,584	5,005
1.50%, 12/01/2040	9,153	7,725
1.50%, 11/01/2050	6,284	4,813
1.50%, 03/01/2051	958	734
1.80%, 11/01/2028	14,000	13,184
2.00%, 01/01/2037	7,141	6,547
2.00%, 06/01/2040	1,077	931
2.00%, 02/01/2041	9,165	7,976
2.00%, 03/01/2041	12,581	10,943
2.00%, 04/01/2041	6,165	5,359
2.00%, 09/01/2041	8,886	7,691
2.00%, 12/01/2041	6,749	5,884
2.00%, 12/01/2041	13,582	11,730
2.00%, 03/01/2042	9,443	8,139
2.00%, 05/01/2050	1,524	1,232
2.00%, 09/01/2050	24,853	20,060
2.00%, 11/01/2050	7,885	6,367
2.00%, 12/01/2050	3,369	2,719
2.00%, 01/01/2051	1,232	1,017
2.00%, 01/01/2051	7,692	6,204
2.00%, 02/01/2051	15,819	12,760
2.00%, 03/01/2051	16,459	13,295
2.00%, 05/01/2051	6,496	5,313
2.00%, 05/01/2051	10,584	8,518
2.00%, 05/01/2051	37,088	29,864
2.00%, 06/01/2051	9,314	7,482
2.00%, 07/01/2051	918	738
2.00%, 08/01/2051	3,104	2,495
2.00%, 08/01/2051	12,049	9,681
2.00%, 09/01/2051	7,141	5,738
2.00%, 10/01/2051	4,373	3,500
2.00%, 10/01/2051	11,973	9,611
2.00%, 11/01/2051	11,766	9,419
2.00%, 01/01/2052	1,935	1,553
2.00%, 02/01/2052	6,028	4,830
2.00%, 03/01/2052	9,645	7,764
2.00%, 03/01/2052	20,442	16,425
2.00%, 05/01/2052	6,337	5,081
2.50%, 10/01/2035	4,520	4,236

The accompanying notes are an integral part of these financial statements.

95

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
2.50%, 02/01/2042	$7,805	$6,951
2.50%, 11/01/2049	12,515	10,591
2.50%, 07/01/2050	12,588	10,635
2.50%, 07/01/2050	17,637	14,773
2.50%, 08/01/2050	132	112
2.50%, 10/01/2050	4,726	4,049
2.50%, 10/01/2050	10,368	8,877
2.50%, 11/01/2050	851	725
2.50%, 11/01/2050	1,668	1,407
2.50%, 12/01/2050	3,113	2,628
2.50%, 02/01/2051	3,099	2,646
2.50%, 02/01/2051	9,311	7,960
2.50%, 02/01/2051	9,392	8,047
2.50%, 04/01/2051	29,411	24,775
2.50%, 05/01/2051	6,688	5,668
2.50%, 07/01/2051	4,944	4,206
2.50%, 08/01/2051	5,588	4,752
2.50%, 09/01/2051	3,038	2,597
2.50%, 10/01/2051	7,736	6,514
2.50%, 11/01/2051	8,299	7,098
2.50%, 11/01/2051	13,218	11,277
2.50%, 11/01/2051	14,666	12,500
2.50%, 12/01/2051	420	357
2.50%, 12/01/2051	945	808
2.50%, 12/01/2051	2,072	1,765
2.50%, 12/01/2051	4,706	3,962
2.50%, 02/01/2052	5,537	4,707
2.50%, 02/01/2052	14,260	11,986
2.50%, 03/01/2052	2,021	1,724
2.50%, 04/01/2052	4,710	4,013
2.50%, 04/01/2052	7,638	6,417
2.50%, 04/01/2052	9,797	8,302
2.50%, 05/01/2052	7,474	6,285
2.50%, 05/01/2052	24,182	20,317
2.50%, 09/01/2052	2,510	2,113
3.00%, 04/01/2032	4,342	4,198
3.00%, 05/01/2037	771	738
3.00%, 05/01/2037	3,021	2,883
3.00%, 01/01/2046	5,375	4,889
3.00%, 11/01/2046	8,610	7,707
3.00%, 06/01/2048	8,614	7,582
3.00%, 02/01/2049	7,414	6,678
3.00%, 10/01/2049	1,166	1,036
3.00%, 11/01/2049	749	665
3.00%, 12/01/2049	365	325
3.00%, 01/01/2050	748	665
3.00%, 01/01/2050	1,108	984
3.00%, 01/01/2050	1,682	1,494
3.00%, 02/01/2050	164	146
3.00%, 02/01/2050	5,615	4,995
3.00%, 02/01/2050	8,195	7,234
3.00%, 04/01/2050	1,261	1,119
3.00%, 06/01/2050	5,724	5,084
3.00%, 07/01/2050	3,753	3,335
3.00%, 08/01/2050	1,306	1,161
3.00%, 09/01/2050	36	32
3.00%, 09/01/2050	828	736
3.00%, 04/01/2051	9,559	8,406

The accompanying notes are an integral part of these financial statements.

96

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
3.00%, 09/01/2051	$7,833	$6,901
3.00%, 11/01/2051	12,209	10,710
3.00%, 02/01/2052	6,595	5,857
3.00%, 02/01/2052	8,385	7,316
3.00%, 03/01/2052	12,261	10,717
3.00%, 04/01/2052	26,406	23,076
3.00%, 06/01/2052	7,778	6,828
3.00%, 06/01/2052	18,153	15,859
3.00%, 07/01/2052	14,094	12,298
3.00%, 08/01/2052	1,778	1,575
3.00%, 08/01/2052	3,369	2,991
3.00%, 02/01/2053	21,530	18,786
3.00%, 10/01/2053	8,328	7,266
3.50%, 08/01/2035	1,949	1,883
3.50%, 02/01/2042	592	554
3.50%, 04/01/2047	11,192	10,381
3.50%, 10/01/2047	127	118
3.50%, 11/01/2047	3,139	2,889
3.50%, 03/01/2048	1,232	1,139
3.50%, 03/01/2048	2,911	2,679
3.50%, 09/01/2048	3,462	3,187
3.50%, 10/01/2049	817	748
3.50%, 01/01/2051	8,535	7,866
3.50%, 02/01/2051	11,759	10,853
3.50%, 01/01/2052	12,136	11,048
3.50%, 04/01/2052	9,021	8,192
3.50%, 04/01/2052	23,585	21,613
3.50%, 05/01/2052	8,777	7,996
3.50%, 05/01/2052	10,544	9,573
3.50%, 07/01/2052	11,392	10,378
3.50%, 08/01/2052	9,220	8,370
3.70%, 06/01/2034	10,793	10,181
3.75%, 08/01/2032	15,000	14,359
4.00%, 09/01/2037	476	463
4.00%, 08/01/2048	86	82
4.00%, 01/01/2049	2,148	2,038
4.00%, 07/01/2049	6,758	6,417
4.00%, 08/01/2049	3,432	3,243
4.00%, 05/01/2050	291	274
4.00%, 02/01/2051	2,428	2,289
4.00%, 05/01/2052	11,463	10,753
4.00%, 06/01/2052	9,440	8,860
4.00%, 08/01/2052	2,187	2,053
4.00%, 09/01/2052	269	253
4.00%, 10/01/2052	21,226	19,920
4.00%, 04/01/2053	27,775	25,980
4.10%, 07/01/2032	7,044	6,912
4.50%, 06/01/2048	2,016	1,969
4.50%, 12/01/2048	2,256	2,200
4.50%, 09/01/2050	3,321	3,229
4.50%, 05/01/2052	682	659
4.50%, 07/01/2052	776	750
4.50%, 09/01/2052	38,476	37,140
4.50%, 07/01/2053	2,306	2,227
4.50%, 03/01/2054	15,179	14,691
4.50%, 05/01/2054	2,555	2,464
5.00%, 09/01/2040	6,038	6,103
5.00%, 12/01/2040	3,283	3,298

The accompanying notes are an integral part of these financial statements.

97

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
5.00%, 08/01/2045	$8,132	$8,129
5.00%, 07/01/2052	3,353	3,316
5.00%, 12/01/2052	33,169	32,849
5.00%, 05/01/2053	608	602
5.00%, 11/01/2053	6,487	6,407
5.00%, 06/01/2054	2,716	2,695
5.00%, 06/01/2054	2,775	2,754
5.00%, 02/01/2055	2,457	2,431
5.00%, 02/01/2055	3,926	3,885
5.50%, 11/01/2052	8,265	8,364
5.50%, 02/01/2053	23,719	23,972
5.50%, 04/01/2053	46,827	47,209
5.50%, 05/01/2053	13,670	13,784
5.50%, 06/01/2053	1,536	1,552
5.50%, 06/01/2053	6,152	6,226
5.50%, 06/01/2053	9,286	9,400
5.50%, 06/01/2053	17,501	17,698
5.50%, 06/01/2053	18,893	19,086
5.50%, 07/01/2053	4,123	4,177
5.50%, 05/01/2054	4,496	4,555
5.50%, 09/01/2054	9,006	9,055
5.50%, 06/01/2055	7,552	7,697
5.50%, 11/01/2055	13,644	13,907
6.00%, 12/01/2052	3,198	3,276
6.00%, 01/01/2053	7,910	8,114
6.00%, 10/01/2053	4,364	4,519
6.00%, 11/01/2053	6,809	6,967
6.00%, 03/01/2054	6,190	6,418
6.00%, 09/01/2054	1,958	2,039
6.00%, 09/01/2054	6,787	7,030
6.00%, 11/01/2054	1,012	1,059
6.00%, 12/01/2054	4,255	4,369
6.00%, 02/01/2055	7,504	7,851
6.00%, 03/01/2055	3,061	3,172
6.50%, 09/01/2053	3,848	4,026
6.50%, 06/01/2054	985	1,029
6.50%, 07/01/2054	1,731	1,792
6.50%, 07/01/2054	1,882	1,948
6.50%, 07/01/2054	2,250	2,328
6.50%, 08/01/2054	6,048	6,326
6.50%, 02/01/2055	1,279	1,339
6.50%, 04/01/2055	2,379	2,503
6.50%, 08/01/2055	6,509	6,834
Freddie Mac Reference REMIC
6.00%, 04/15/2036, Series R006, Class ZA	84	87
6.00%, 05/15/2036, Series R007, Class ZA	111	115
Freddie Mac REMICS
0.00%, 09/15/2032, Series 3393, Class JO	235	213
0.00%, 12/15/2032, Series 2835, Class QO	5	4
0.00%, 07/15/2034, Series 3611, Class PO	28	25
0.00%, 02/15/2035, Series 2990, Class GO	9	8
0.00%, 08/15/2035, Series 3014, Class OD	2	2
0.00%, 09/15/2035, Series 3029, Class SO	7	6
0.00%, 02/15/2036, Series 3117, Class OG	3	3
0.00%, 02/15/2036, Series 3117, Class OK	7	6
0.00%, 02/15/2036, Series 3117, Class EO	7	6
0.00%, 02/15/2036, Series 3117, Class AO	9	8
0.00%, 03/15/2036, Series 3134, Class PO	2	2

The accompanying notes are an integral part of these financial statements.

98

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
0.00%, 03/15/2036, Series 3122, Class OP	$5	$5
0.00%, 03/15/2036, Series 3122, Class OH	6	5
0.00%, 04/15/2036, Series 3138, Class PO	11	10
0.00%, 04/15/2036, Series 3147, Class PO	11	10
0.00%, 04/15/2036, Series 3607, Class AO	19	16
0.00%, 04/15/2036, Series 3607, Class BO	34	30
0.00%, 05/15/2036, Series 3233, Class OP	3	2
0.00%, 05/15/2036, Series 3149, Class SO	6	5
0.00%, 05/15/2036, Series 3151, Class PO	12	10
0.00%, 05/15/2036, Series 3153, Class EO	14	12
0.00%, 06/15/2036, Series 3171, Class MO	14	13
0.00%, 07/15/2036, Series 3179, Class OA	6	5
0.00%, 08/15/2036, Series 3200, Class PO	11	10
0.00%, 09/15/2036, Series 3218, Class AO	5	4
0.00%, 09/15/2036, Series 3213, Class OA	6	5
0.00%, 10/15/2036, Series 3225, Class EO	12	10
0.00%, 12/15/2036, Series 3256, Class PO	6	5
0.00%, 01/15/2037, Series 3261, Class OA	7	6
0.00%, 02/15/2037, Series 3274, Class JO	2	2
0.00%, 02/15/2037, Series 3510, Class OD	14	12
0.00%, 03/15/2037, Series 3286, Class PO	1	1
0.00%, 04/15/2037, Series 3373, Class TO	7	6
0.00%, 05/15/2037, Series 3318, Class AO (5)	0	0
0.00%, 05/15/2037, Series 3316, Class PO	12	10
0.00%, 05/15/2037, Series 3607, Class PO	67	56
0.00%, 06/15/2037, Series 3326, Class JO	1	1
0.00%, 06/15/2037, Series 3331, Class PO	7	6
0.00%, 07/15/2037, Series 3607, Class OP	102	88
0.00%, 09/15/2037, Series 3365, Class PO	10	8
0.00%, 10/15/2039, Series 3607, Class TO	32	27
0.00%, 01/15/2040, Series 3621, Class BO	31	27
0.00%, 10/15/2049, Series 3582, Class PO	136	119
0.00% (30-day Average SOFR + 3.55%, 3.55% Cap), 10/25/2050, Series 5021, Class SB (2)(6)	11,624	250
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 05/25/2052, Series 5222, Class SA (2)(6)	1,581	24
1.00%, 01/15/2041, Series 5092, Class XA	3,830	3,312
1.50%, 04/25/2041, Series 5094, Class AE	5,511	4,795
2.00%, 12/25/2051, Series 5190, Class EC	5,477	4,867
2.00%, 02/25/2052, Series 5190, Class PE	1,771	1,587
2.04%, 01/15/2040, Series 3802, Class LS (4)	139	13
2.14% (30-day Average SOFR + 5.74%, 5.85% Cap), 08/15/2038, Series 3481, Class SJ (2)(6)	59	5
2.29% (30-day Average SOFR + 5.89%, 6.00% Cap), 01/15/2038, Series 3404, Class SC (2)(6)	96	7
2.29% (30-day Average SOFR + 5.89%, 6.00% Cap), 02/15/2039, Series 3511, Class SA (2)(6)	26	2
2.29% (30-day Average SOFR + 5.89%, 6.00% Cap), 10/15/2040, Series 3740, Class SB (2)(6)	75	6
2.29% (30-day Average SOFR + 5.89%, 6.00% Cap), 10/15/2040, Series 3740, Class SC (2)(6)	70	6
2.39% (30-day Average SOFR + 5.99%, 6.10% Cap), 05/15/2039, Series 3531, Class SM (2)(5)(6)	5	0
2.43% (30-day Average SOFR + 6.03%, 6.14% Cap), 01/15/2037, Series 3260, Class CS (2)(6)	12	1
2.49% (30-day Average SOFR + 6.09%, 6.20% Cap), 06/15/2038, Series 3455, Class SE (2)(6)	48	4
2.54% (30-day Average SOFR + 6.14%, 6.25% Cap), 12/15/2039, Series 3608, Class SC (2)(6)	22	1
2.59% (30-day Average SOFR + 6.19%, 6.30% Cap), 05/15/2039, Series 3531, Class SA (2)(6)	38	3
2.71% (30-day Average SOFR + 6.31%, 6.42% Cap), 11/15/2037, Series 3387, Class SA (2)(6)	94	6
2.74% (30-day Average SOFR + 6.34%, 6.45% Cap), 03/15/2037, Series 3290, Class SB (2)(6)	23	2
2.74% (30-day Average SOFR + 6.34%, 6.45% Cap), 11/15/2037, Series 3383, Class SA (2)(6)	48	3
2.89% (30-day Average SOFR + 6.49%, 6.60% Cap), 07/15/2037, Series 3344, Class SL (2)(6)	11	1
2.94% (30-day Average SOFR + 6.54%, 6.65% Cap), 08/15/2036, Series 3202, Class HI (2)(6)	136	10
2.99% (30-day Average SOFR + 6.59%, 6.70% Cap), 10/15/2036, Series 3232, Class ST (2)(6)	22	1
3.00%, 08/15/2033, Series 4238, Class WY	137	131
3.00%, 06/15/2043, Series 4217, Class KY	206	183
3.00%, 12/15/2047, Series 4740, Class P	763	681

The accompanying notes are an integral part of these financial statements.

99

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
3.00%, 10/25/2050, Series 5019, Class IP	$1,617	$285
3.09% (30-day Average SOFR + 6.69%, 6.80% Cap), 04/15/2038, Series 3424, Class PI (2)(6)	49	4
3.39% (30-day Average SOFR + 6.99%, 7.10% Cap), 07/15/2036, Series 3194, Class SA (2)(5)(6)	4	0
3.50%, 09/25/2044, Series 5230, Class DM	10,324	9,902
3.50%, 01/25/2051, Series 5228, Class BH	3,552	3,400
3.50%, 10/15/2053, Series 4821, Class MA	1,009	989
4.00%, 05/25/2040, Series 4978, Class MI	4,549	655
4.00%, 11/15/2041, Series 3957, Class B	90	87
4.00%, 12/15/2041, Series 3966, Class NA	84	81
4.00%, 11/25/2051, Series 5249, Class AB	5,426	5,314
4.01% (30-day Average SOFR + 0.41%, 0.30% Floor, 6.50% Cap), 06/15/2035, Series 2988, Class AF (2)	20	20
4.11% (30-day Average SOFR + 0.51%, 0.40% Floor, 6.50% Cap), 05/15/2035, Series 2981, Class FA (2)	12	12
4.11% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 10/15/2041, Series 4048, Class FB (2)	108	107
4.11% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 09/15/2042, Series 4106, Class DF (2)	190	189
4.15% (30-day Average SOFR + 0.55%, 0.44% Floor, 6.50% Cap), 02/15/2037, Series 3275, Class FL (2)	10	10
4.16% (30-day Average SOFR + 0.56%, 0.45% Floor, 7.00% Cap), 08/15/2042, Series 4091, Class TF (2)	632	628
4.16% (30-day Average SOFR + 0.51%, 0.40% Floor), 07/15/2037, Series 4048, Class FJ (2)	133	132
4.21% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 03/15/2042, Series 4012, Class FN (2)	252	251
4.21% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 07/15/2042, Series 4077, Class FB (2)	117	116
4.24% (30-day Average SOFR + 7.84%, 7.95% Cap), 03/15/2032, Series 2444, Class ES (2)(5)(6)	5	0
4.26% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 12/15/2040, Series 3996, Class XF (2)	38	38
4.26% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 03/15/2041, Series 4013, Class QF (2)	76	76
4.29% (30-day Average SOFR + 7.89%, 8.00% Cap), 02/15/2032, Series 2475, Class S (2)(6)	14	1
4.29% (30-day Average SOFR + 7.89%, 8.00% Cap), 03/15/2032, Series 2450, Class SW (2)(5)(6)	4	0
4.31% (30-day Average SOFR + 0.71%, 0.60% Floor, 8.50% Cap), 01/15/2029, Series 2388, Class FB (2)	1	1
4.31% (30-day Average SOFR + 0.71%, 0.60% Floor, 9.50% Cap), 12/15/2033, Series 2722, Class PF (2)	41	41
4.31% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 09/15/2037, Series 3371, Class FA (2)	5	5
4.39% (30-day Average SOFR + 0.79%, 0.68% Floor, 7.00% Cap), 11/15/2037, Series 3386, Class KF (2)	166	166
4.41% (30-day Average SOFR + 0.81%, 0.70% Floor, 9.00% Cap), 02/15/2027, Series 1935, Class FL (2)(5)	0	0
4.46% (30-day Average SOFR + 0.86%, 0.75% Floor, 8.50% Cap), 12/15/2032, Series 2571, Class FY (2)	9	9
4.50%, 12/25/2036, Series 5609, Class BV	8,742	8,602
4.50%, 12/15/2039, Series 3610, Class CA	800	796
4.50%, 09/15/2043, Series 4247, Class AY	1,000	946
4.50%, 03/25/2055, Series 5616, Class KC	3,126	3,057
4.51% (30-day Average SOFR + 0.91%, 0.80% Floor, 7.50% Cap), 08/15/2035, Series 3085, Class WF (2)	14	14
4.61% (30-day Average SOFR + 1.01%, 0.90% Floor, 9.00% Cap), 02/15/2032, Series 2418, Class FO (2)	3	3
4.67% (30-day Average SOFR + 7.91%, 8.01% Cap), 10/15/2033, Series 2733, Class SB (2)(6)	119	116
4.91% (30-day Average SOFR + 1.31%, 1.20% Floor, 7.00% Cap), 07/15/2039, Series 3549, Class FA (2)	4	5
4.94% (30-day Average SOFR + 8.54%, 8.65% Cap), 02/15/2032, Series 2410, Class QX (2)(5)(6)	2	0
4.95% (30-day Average SOFR + 6.74%, 4.00% Floor, 6.80% Cap), 07/15/2033, Series 2642, Class SL (2)(5)(6)	0	0
5.00%, 04/15/2030, Series 3654, Class DC	185	186
5.00%, 07/15/2033, Series 2653, Class PZ	61	61
5.00%, 01/15/2034, Series 3920, Class LP	65	66
5.00%, 12/15/2040, Series 3770, Class ZB	443	445
5.00%, 05/15/2041, Series 3860, Class PZ	916	919
5.00%, 08/25/2054, Series 5564, Class PE	7,737	7,736
5.14% (30-day Average SOFR + 17.12%, 17.50% Cap), 02/15/2040, Series 3632, Class BS (2)(6)	76	72
5.50%, 02/15/2034, Series 2744, Class PE (5)	0	0
5.50%, 08/15/2036, Series 3645, Class KZ	17	17
5.50%, 08/15/2036, Series 3200, Class AY	46	47
5.50%, 03/15/2038, Series 3423, Class PB	133	136
5.50%, 05/15/2038, Series 3453, Class B	8	8
5.50%, 01/15/2039, Series 3501, Class CB	48	49
5.50% (30-day Average SOFR + 26.80%, 5.50% Cap), 05/15/2041, Series 3852, Class QN (2)(6)	49	46
5.50% (30-day Average SOFR + 27.08%, 5.50% Cap), 05/15/2041, Series 3852, Class TP (2)(6)	143	139
5.59%, 10/15/2038, Series 3895, Class WA (4)	21	22
5.87%, 02/15/2039, Series 3546, Class A (4)	20	20
5.87% (30-day Average SOFR + 13.06%, 13.29% Cap), 07/15/2033, Series 2692, Class SC (2)(6)	8	8

The accompanying notes are an integral part of these financial statements.

100

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
5.93% (30-day Average SOFR + 2.33%, 8.32% Cap), 07/15/2034, Series 3305, Class MG (2)	$11	$11
6.00%, 05/15/2027, Series 1981, Class Z (5)	0	0
6.00%, 07/15/2028, Series 2070, Class C	1	1
6.00%, 09/15/2028, Series 2086, Class GB (5)	0	0
6.00%, 11/15/2028, Series 2095, Class PE	2	2
6.00%, 12/15/2028, Series 2106, Class ZD	7	7
6.00%, 01/15/2029, Series 2110, Class PG	7	7
6.00%, 02/15/2029, Series 2125, Class JZ	2	2
6.00%, 09/15/2032, Series 2500, Class MC	7	7
6.00%, 12/15/2032, Series 2544, Class HC	6	6
6.00%, 12/15/2032, Series 2543, Class YX	21	22
6.00%, 01/15/2033, Series 2552, Class ME	14	14
6.00%, 02/15/2033, Series 2567, Class QD	14	14
6.00%, 02/15/2033, Series 2575, Class ME	56	58
6.00%, 03/15/2033, Series 2596, Class QG	7	8
6.00%, 05/15/2034, Series 2802, Class OH	9	9
6.00%, 04/15/2035, Series 2968, Class EH	216	220
6.00%, 01/15/2036, Series 3101, Class UZ	32	34
6.00%, 03/15/2036, Series 3122, Class ZB	4	4
6.00%, 04/15/2036, Series 3219, Class DI	18	3
6.00%, 04/15/2036, Series 3137, Class XP	25	26
6.00%, 04/15/2036, Series 3819, Class ZQ	183	190
6.00%, 06/15/2036, Series 3164, Class MG	5	5
6.00%, 02/15/2037, Series 3274, Class B	18	19
6.00%, 04/15/2037, Series 3302, Class UT	17	17
6.00%, 05/15/2037, Series 3315, Class HZ	15	15
6.00%, 06/15/2038, Series 3461, Class LZ	6	6
6.00%, 06/15/2038, Series 3461, Class Z	100	103
6.25%, 08/15/2028, Series 2075, Class PM	3	3
6.25%, 02/15/2029, Series 2126, Class CB	2	2
6.50%, 12/15/2027, Series 2019, Class Z	1	1
6.50%, 06/15/2028, Series 2063, Class PG	1	1
6.50%, 08/15/2028, Series 2075, Class PH	3	3
6.50%, 05/15/2031, Series 2313, Class LA (5)	0	0
6.50%, 08/15/2031, Series 2351, Class PZ	3	3
6.50%, 08/15/2031, Series 2345, Class NE	4	4
6.50%, 08/15/2031, Series 2344, Class ZJ	5	5
6.50%, 08/15/2031, Series 2344, Class ZD	29	30
6.50%, 10/15/2031, Series 2367, Class ME	4	4
6.50%, 01/15/2032, Series 2399, Class OH	3	4
6.50%, 01/15/2032, Series 2399, Class TH	5	5
6.50%, 02/15/2032, Series 2410, Class NG	5	5
6.50%, 02/15/2032, Series 2420, Class XK	6	6
6.50%, 03/15/2032, Series 2423, Class TB	5	5
6.50%, 03/15/2032, Series 2430, Class WF	9	10
6.50%, 04/15/2032, Series 2441, Class GF	2	2
6.50%, 04/15/2032, Series 2434, Class ZA	10	10
6.50%, 04/15/2032, Series 2435, Class CJ	12	12
6.50%, 05/15/2032, Series 2455, Class GK	7	7
6.50%, 06/15/2032, Series 2466, Class DH	3	3
6.50%, 06/15/2032, Series 2458, Class ZM	3	3
6.50%, 06/15/2032, Series 2466, Class PH	9	10
6.50%, 07/15/2032, Series 2474, Class NR	7	7
6.50%, 07/15/2032, Series 2484, Class LZ	10	11
6.50%, 03/15/2033, Series 2586, Class WI	5	1
6.50%, 07/15/2036, Series 3195, Class PD	10	10
6.50%, 07/15/2036, Series 3181, Class AZ	21	21
7.00%, 03/15/2028, Series 2038, Class PN (5)	1	0

The accompanying notes are an integral part of these financial statements.

101

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
7.00%, 06/15/2028, Series 2064, Class TE (5)	$0	$0
7.00%, 10/15/2028, Series 2089, Class PJ (5)	1	0
7.00%, 04/15/2029, Series 2141, Class IO (5)	0	0
7.00%, 06/15/2029, Series 2169, Class TB	6	6
7.00%, 07/15/2029, Series 2172, Class QC	5	5
7.00%, 08/15/2029, Series 2176, Class OJ	3	3
7.00%, 01/15/2030, Series 2208, Class PG	5	6
7.00%, 10/15/2030, Series 2259, Class ZM	5	5
7.00%, 03/15/2031, Series 2296, Class PD	3	3
7.00%, 06/15/2031, Series 2325, Class PM	2	2
7.00%, 07/15/2031, Series 2332, Class ZH	5	6
7.00%, 03/15/2032, Series 2423, Class MC	5	5
7.00%, 03/15/2032, Series 2423, Class MT	6	6
7.00%, 04/15/2032, Series 2436, Class MC	2	2
7.00%, 04/15/2032, Series 2434, Class TC	12	12
7.00%, 05/15/2032, Series 2450, Class GZ	8	8
7.00%, 12/15/2036, Series 3704, Class CT	321	338
7.25%, 07/15/2027, Series 1970, Class PG (5)	0	0
7.25%, 09/15/2030, Series 2256, Class MC	2	2
7.25%, 12/15/2030, Series 2271, Class PC	5	5
7.45%, 11/15/2046, Series 3688, Class GT(4)	151	159
7.46% (30-day Average SOFR + 16.73%, 17.03% Cap), 06/15/2035, Series 2990, Class WP (2)(5)(6)	0	0
7.50%, 01/15/2027, Series 1963, Class Z (5)	0	0
7.50%, 01/15/2027, Series 1927, Class PH (5)	0	0
7.50%, 09/15/2027, Series 1987, Class PE (5)	0	0
7.50%, 03/15/2028, Series 2040, Class PE	1	1
7.50%, 05/15/2028, Series 2054, Class PV (5)	0	0
7.50%, 06/15/2029, Series 2163, Class PC (5)	0	0
7.50%, 11/15/2029, Series 2196, Class TL (5)	0	0
7.50%, 05/15/2030, Series 2234, Class PZ	1	1
7.50%, 08/15/2030, Series 2247, Class Z	2	2
7.50%, 10/15/2030, Series 2262, Class Z (5)	0	0
7.50%, 11/15/2036, Series 3704, Class DT	145	154
7.50%, 12/15/2036, Series 3704, Class ET	125	135
7.64% (30-day Average SOFR + 19.62%, 20.00% Cap), 11/15/2035, Series 3064, Class SG (2)(6)	9	9
7.96% (30-day Average SOFR + 14.55%, 14.76% Cap), 09/15/2033, Series 2671, Class S (2)(6)	5	5
8.00%, 09/15/2026, Series 1899, Class ZE (5)	0	0
8.00%, 11/15/2029, Series 2201, Class C	1	1
8.00%, 01/15/2030, Series 2209, Class TC	1	1
8.00%, 01/15/2030, Series 2210, Class Z	4	4
8.00%, 03/15/2030, Series 2224, Class CB	1	1
8.00%, 04/15/2030, Series 2230, Class Z	1	1
8.05% (30-day Average SOFR + 14.64%, 14.85% Cap), 06/15/2033, Series 2631, Class SA (2)(6)	16	16
8.18% (30-day Average SOFR + 17.16%, 17.45% Cap), 02/15/2038, Series 3422, Class SE (2)(6)	5	5
8.34% (30-day Average SOFR + 16.25%, 16.50% Cap), 11/15/2033, Series 2780, Class SY (2)(6)	3	3
8.50%, 06/15/2031, Series 2359, Class ZB	5	5
8.69% (30-day Average SOFR + 15.87%, 16.10% Cap), 02/15/2032, Series 2412, Class SP (2)(6)	8	8
9.00% (30-day Average SOFR + 69.23%, 9.00% Cap), 03/15/2037, Series 3443, Class SY (2)(6)	6	6
9.47% (30-day Average SOFR + 19.35%, 19.66% Cap), 06/15/2036, Series 3523, Class SD (2)(6)	8	8
9.70% (30-day Average SOFR + 18.33%, 18.60% Cap), 12/15/2032, Series 2571, Class SY (2)(6)	6	6
9.86% (30-day Average SOFR + 19.20%, 19.50% Cap), 02/15/2032, Series 2410, Class QS (2)(6)	8	8
10.97% (30-day Average SOFR + 24.15%, 24.57% Cap), 01/15/2036, Series 3102, Class HS (2)(6)	1	1
11.85% (30-day Average SOFR + 27.66%, 28.16% Cap), 02/15/2035, Series 2929, Class MS (2)(6)	11	12
14.49% (30-day Average SOFR + 30.05%, 30.55% Cap), 03/15/2029, Series 2132, Class SB (2)(5)(6)	0	0
Freddie Mac Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057, Series 2017-4, Class MT	1,990	1,807
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-1
3.50%, 05/25/2057, Series 2018-1, Class M60C	7,114	6,607

The accompanying notes are an integral part of these financial statements.

102

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-2
3.50%, 11/25/2057, Series 2018-2, Class MT	$4,647	$4,177
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058, Series 2018-4, Class MZ	10,458	8,202
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058, Series 2019-1, Class MT	5,386	4,826
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058, Series 2019-3, Class MB	3,880	3,261
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059, Series 2019-4, Class M55D	3,289	3,081
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059, Series 2020-1, Class M55G	4,053	3,627
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-3
3.00%, 05/25/2060, Series 2020-3, Class M5TW	4,229	3,724
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2022-1
3.25%, 11/25/2061, Series 2022-1, Class MTU	7,367	6,360
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2023-1
3.00%, 10/25/2062, Series 2023-1, Class MT	7,405	6,201
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-1
3.00%, 11/25/2063, Series 2024-1, Class MT	4,115	3,464
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-2
3.50%, 05/25/2064, Series 2024-2, Class MT	9,429	8,260
Freddie Mac STACR REMIC Trust 2021-DNA5
5.28% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2 (1)(2)	169	169
Freddie Mac STACR REMIC Trust 2022-DNA2
4.93% (30-day Average SOFR + 1.30%), 02/25/2042, Series 2022-DNA2, Class M1A (1)(2)	323	323
Freddie Mac STACR REMIC Trust 2022-DNA6
5.78% (30-day Average SOFR + 2.15%), 09/25/2042, Series 2022-DNA6, Class M1A (1)(2)	351	352
Freddie Mac STACR REMIC Trust 2022-DNA7
6.13% (30-day Average SOFR + 2.50%), 03/25/2052, Series 2022-DNA7, Class M1A (1)(2)	978	983
Freddie Mac STACR REMIC Trust 2024-DNA1
4.98% (30-day Average SOFR + 1.35%), 02/25/2044, Series 2024-DNA1, Class M1 (1)(2)	1,180	1,181
Freddie Mac STACR REMIC Trust 2024-DNA2
4.83% (30-day Average SOFR + 1.20%), 05/25/2044, Series 2024-DNA2, Class M1 (1)(2)	699	700
Freddie Mac STACR REMIC Trust 2025-DNA1
4.68% (30-day Average SOFR + 1.05%), 01/25/2045, Series 2025-DNA1, Class M1 (1)(2)	962	962
Freddie Mac STACR REMIC Trust 2025-DNA2
4.73% (30-day Average SOFR + 1.10%), 05/25/2045, Series 2025-DNA2, Class A1 (1)(2)	8,721	8,745
Freddie Mac Stacr Remic Trust 2025-Dna3
4.73% (30-day Average SOFR + 1.10%), 09/25/2045, Series 2025-DNA3, Class M1 (1)(2)	3,686	3,688
Freddie Mac Strips
0.00%, 04/01/2028, Series 197, Class PO	4	4
0.00%, 09/15/2043, Series 310, Class PO	281	217
3.00%, 08/15/2042, Series 267, Class 30	413	374
3.00%, 01/15/2043, Series 299, Class 300	79	72
3.50%, 07/15/2042, Series 262, Class 35	1,540	1,433
3.99% (30-day Average SOFR + 7.59%, 7.70% Cap), 08/15/2036, Series 239, Class S30 (2)(6)	106	11
4.00%, 05/25/2053, Series 405, Class C20	12,271	2,703
4.21% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 08/15/2042, Series 270, Class F1 (2)	290	287
4.25%, 06/25/2029, Series 455, Class AB	7,683	7,612
4.26% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 07/15/2042, Series 264, Class F1 (2)	516	513
4.26% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/15/2042, Series 272, Class F2 (2)	275	273
4.35%, 05/25/2031, Series 446, Class AK	7,403	7,374
4.80%, 07/25/2033, Series 461, Class GB	13,920	13,833
5.00%, 09/15/2035, Series 233, Class 12	28	4
5.00%, 09/15/2035, Series 233, Class 11	33	5
5.00%, 09/15/2035, Series 233, Class 13	51	7

The accompanying notes are an integral part of these financial statements.

103

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043, Series T-57, Class 1AP	$9	$6
0.00%, 09/25/2043, Series T-58, Class APO	9	7
0.00%, 10/25/2043, Series T-59, Class 1AP	11	7
2.11%, 10/25/2037, Series T-76, Class 2A (4)	520	472
4.24%, 07/25/2033, Series T-48, Class 1A (4)	76	73
4.44%, 07/25/2032, Series T-41, Class 3A (4)	28	26
4.94% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044, Series T-62, Class 1A1 (2)	156	145
5.23%, 05/25/2043, Series T-56, Class A5	298	281
6.50%, 02/25/2043, Series T-54, Class 2A	147	154
7.00%, 02/25/2043, Series T-54, Class 3A	48	49
7.00%, 10/25/2043, Series T-59, Class 1A2	134	138
7.50%, 02/25/2042, Series T-42, Class A5	110	116
7.50%, 08/25/2042, Series T-51, Class 2A (4)	26	25
7.50%, 07/25/2043, Series T-57, Class 1A3	26	28
7.50%, 09/25/2043, Series T-58, Class 4A	132	136
FREMF 2016-K59 Mortgage Trust
3.66%, 11/25/2049, Series 2016-K59, Class B (1)(4)	2,450	2,438
FREMF 2017-KGS1 Mortgage Trust
6.21% (30-day Average SOFR + 2.61%, 2.50% Floor), 10/25/2027, Series 2017-KGL1, Class BFL (1)(2)	3,415	3,358
FREMF 2019-K92 Mortgage Trust
4.34%, 05/25/2052, Series 2019-K92, Class B (1)(4)	6,595	6,445
FREMF 2019-K99 Mortgage Trust
3.76%, 10/25/2052, Series 2019-K99, Class B (1)(4)	10,000	9,502
FREMF 2020-K105 Mortgage Trust
3.53%, 03/25/2053, Series 2020-K105, Class B (1)(4)	17,300	16,404
GCAT 2025-NQM2 Trust
5.60%, 04/25/2070, Series 2025-NQM2, Class A1 (1)(3)	8,503	8,511
GCAT 2025-NQM6 Trust
4.94%, 10/25/2070, Series 2025-NQM6, Class A1 (1)(4)	14,835	14,672
GGP Commercial Mortgage Trust 2026-SSP
5.12%, 07/05/2043, Series 2026-SSP, Class A (1)(4)	2,820	2,830
Ginnie Mae
0.00%, 06/16/2033, Series 2003-52, Class AP	9	8
0.00%, 06/20/2034, Series 2004-46, Class PO	17	15
0.00%, 08/20/2035, Series 2010-14, Class CO	41	35
0.00%, 10/20/2035, Series 2005-82, Class PO	10	8
0.00%, 11/20/2035, Series 2010-14, Class BO	15	12
0.00%, 03/20/2036, Series 2006-16, Class OP	13	11
0.00%, 05/20/2036, Series 2006-22, Class AO	19	15
0.00%, 07/20/2036, Series 2006-34, Class PO	2	2
0.00%, 04/16/2037, Series 2007-17, Class JO	25	21
0.00%, 05/20/2037, Series 2007-28, Class BO	4	3
0.00%, 06/16/2037, Series 2007-36, Class HO	7	5
0.00%, 06/16/2037, Series 2007-35, Class PO	68	55
0.00%, 11/16/2037, Series 2009-79, Class OK	66	55
0.00%, 01/20/2038, Series 2008-1, Class PO	3	2
0.00%, 12/20/2040, Series 2010-157, Class OP	154	133
0.00% (1 Month Term SOFR + 2.70%, 2.81% Cap), 07/20/2049, Series 2019-92, Class S (2)(6)	15,422	191
0.00% (1 Month Term SOFR + 3.24%, 3.35% Cap), 08/20/2049, Series 2019-99, Class SA (2)(6)	7,880	100
0.00% (1 Month Term SOFR + 3.25%, 0.02% Cap), 01/20/2050, Series 2021-165, Class ST (2)(5)(6)	2,085	0
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-46, Class S (2)(6)	3,390	47
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-51, Class SC (2)(6)	15,269	207
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 08/20/2052, Series 2022-148, Class DS (2)(6)	7,148	85
0.04% (30-day Average SOFR + 3.65%, 3.65% Cap), 05/20/2052, Series 2022-93, Class GS (2)(6)	3,192	41
0.05% (1 Month Term SOFR + 3.69%, 3.80% Cap), 11/20/2048, Series 2018-151, Class SL (2)(6)	2,995	56
0.09% (1 Month Term SOFR + 3.73%, 3.84% Cap), 10/20/2048, Series 2018-148, Class DS (2)(6)	4,876	72
0.11% (1 Month Term SOFR + 3.75%, 3.86% Cap), 09/20/2048, Series 2018-121, Class KS (2)(6)	3,850	59

The accompanying notes are an integral part of these financial statements.

104

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
0.15% (30-day Average SOFR + 3.76%, 3.76% Cap), 07/20/2052, Series 2022-126, Class CS (2)(6)	$18,387	$238
0.24% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-68, Class SP (2)(6)	4,087	92
0.24% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-66, Class SB (2)(6)	5,007	115
0.34% (30-day Average SOFR + 3.95%, 3.95% Cap), 07/20/2052, Series 2022-133, Class SA (2)(6)	6,801	109
0.34% (30-day Average SOFR + 3.95%, 3.95% Cap), 07/20/2052, Series 2022-129, Class SA (2)(6)	36,401	593
1.29% (30-day Average SOFR + 4.90%, 4.90% Cap), 10/20/2052, Series 2022-178, Class SA (2)(6)	14,798	551
1.65%, 01/20/2063, Series 2013-H01, Class FA (5)	0	0
1.65%, 02/20/2063, Series 2013-H04, Class BA	5	5
1.65%, 04/20/2063, Series 2013-H09, Class HA	7	7
1.75%, 06/20/2067, Series 2017-H14, Class XI (4)	3,222	87
1.95% (1 Month Term SOFR + 5.59%, 5.70% Cap), 12/20/2038, Series 2008-93, Class AS (2)(6)	70	3
2.00%, 07/01/2056 (10)	6,175	5,057
2.15% (1 Month Term SOFR + 5.79%, 5.90% Cap), 09/20/2038, Series 2008-76, Class US (2)(6)	63	1
2.20% (1 Month Term SOFR + 5.84%, 5.95% Cap), 02/20/2039, Series 2009-10, Class SA (2)(6)	49	3
2.20% (1 Month Term SOFR + 5.84%, 5.95% Cap), 06/20/2039, Series 2009-43, Class SA (2)(6)	47	2
2.25% (1 Month Term SOFR + 5.89%, 6.00% Cap), 11/20/2037, Series 2007-73, Class MI (2)(5)(6)	46	0
2.25% (1 Month Term SOFR + 5.89%, 6.00% Cap), 02/20/2038, Series 2009-106, Class ST (2)(6)	345	3
2.25% (1 Month Term SOFR + 5.89%, 6.00% Cap), 08/20/2038, Series 2008-71, Class SC (2)(5)(6)	17	0
2.25% (1 Month Term SOFR + 5.89%, 6.00% Cap), 12/20/2038, Series 2008-96, Class SL (2)(5)(6)	37	0
2.25% (1 Month Term SOFR + 5.89%, 6.00% Cap), 02/16/2041, Series 2011-26, Class CS (2)(6)	8,271	714
2.29% (1 Month Term SOFR + 5.93%, 6.04% Cap), 02/20/2039, Series 2009-6, Class SH (2)(5)(6)	30	0
2.33% (1 Month Term SOFR + 5.97%, 6.08% Cap), 11/20/2034, Series 2004-96, Class SC (2)(5)(6)	64	0
2.33% (1 Month Term SOFR + 5.97%, 6.08% Cap), 06/20/2039, Series 2009-42, Class SC (2)(6)	67	4
2.34% (1 Month Term SOFR + 5.98%, 6.09% Cap), 09/20/2039, Series 2009-81, Class SB (2)(6)	132	9
2.35% (1 Month Term SOFR + 5.99%, 6.10% Cap), 10/20/2034, Series 2004-90, Class SI (2)(6)	102	2
2.35% (1 Month Term SOFR + 5.99%, 6.10% Cap), 02/16/2039, Series 2009-6, Class SA (2)(5)(6)	28	0
2.35% (1 Month Term SOFR + 5.99%, 6.10% Cap), 07/16/2039, Series 2009-64, Class SN (2)(6)	46	2
2.38% (30-day Average SOFR + 5.99%, 5.99% Cap), 07/20/2052, Series 2022-125, Class CS (2)(6)	5,402	403
2.40% (1 Month Term SOFR + 6.04%, 6.15% Cap), 07/20/2038, Series 2008-60, Class CS (2)(5)(6)	51	0
2.40% (1 Month Term SOFR + 6.04%, 6.15% Cap), 02/16/2039, Series 2009-11, Class SC (2)(5)(6)	34	0
2.44%, 05/20/2067, Series 2017-H11, Class LI (4)	2,629	223
2.45% (1 Month Term SOFR + 6.09%, 6.20% Cap), 03/20/2037, Series 2007-9, Class CI (2)(6)	51	3
2.45% (1 Month Term SOFR + 6.09%, 6.20% Cap), 04/20/2037, Series 2007-19, Class SD (2)(5)(6)	24	0
2.45% (1 Month Term SOFR + 6.09%, 6.20% Cap), 05/20/2037, Series 2007-26, Class SC (2)(5)(6)	44	0
2.45% (1 Month Term SOFR + 6.09%, 6.20% Cap), 05/20/2037, Series 2007-27, Class SD (2)(5)(6)	48	0
2.45% (1 Month Term SOFR + 6.09%, 6.20% Cap), 06/20/2038, Series 2008-55, Class SA (2)(5)(6)	15	0
2.45% (1 Month Term SOFR + 6.09%, 6.20% Cap), 09/20/2038, Series 2008-81, Class S (2)(6)	129	1
2.50% (1 Month Term SOFR + 6.14%, 6.25% Cap), 06/20/2037, Series 2007-36, Class SJ (2)(5)(6)	37	0
2.50%, 07/01/2056 (10)	5,845	4,990
2.50% (1 Month Term SOFR + 6.14%, 6.25% Cap), 08/16/2039, Series 2009-72, Class SM (2)(6)	66	4
2.52% (1 Month Term SOFR + 6.16%, 6.27% Cap), 04/20/2039, Series 2009-22, Class SA (2)(6)	69	4
2.55% (1 Month Term SOFR + 6.19%, 6.30% Cap), 09/20/2035, Series 2005-68, Class KI (2)(6)	150	9
2.55% (1 Month Term SOFR + 6.19%, 6.30% Cap), 04/20/2038, Series 2008-36, Class SH (2)(5)(6)	61	0
2.55% (1 Month Term SOFR + 6.19%, 6.30% Cap), 03/20/2039, Series 2009-31, Class TS (2)(5)(6)	9	0
2.65% (1 Month Term SOFR + 6.29%, 6.40% Cap), 05/16/2038, Series 2008-40, Class SA (2)(6)	137	5
2.65% (1 Month Term SOFR + 6.29%, 6.40% Cap), 11/16/2039, Series 2009-106, Class AS (2)(6)	114	9
2.72% (1 Month Term SOFR + 6.36%, 6.47% Cap), 06/16/2037, Series 2007-36, Class SE (2)(5)(6)	28	0
2.75% (1 Month Term SOFR + 6.39%, 6.50% Cap), 11/20/2037, Series 2007-76, Class SB (2)(6)	89	1
2.76% (1 Month Term SOFR + 6.40%, 6.51% Cap), 11/20/2037, Series 2007-67, Class SI (2)(5)(6)	47	0
2.79% (1 Month Term SOFR + 6.43%, 6.54% Cap), 11/16/2037, Series 2007-74, Class SL (2)(5)(6)	52	0
2.80% (1 Month Term SOFR + 6.44%, 6.55% Cap), 09/20/2037, Series 2007-53, Class ES (2)(6)	43	1
2.80% (1 Month Term SOFR + 6.44%, 6.55% Cap), 11/20/2037, Series 2007-72, Class US (2)(5)(6)	40	0
2.80% (1 Month Term SOFR + 6.44%, 6.55% Cap), 12/20/2037, Series 2007-79, Class SY (2)(5)(6)	58	0
2.80% (1 Month Term SOFR + 6.44%, 6.55% Cap), 11/16/2033, Series 2003-97, Class SA (2)(5)(6)	7	0
2.80% (1 Month Term SOFR + 6.44%, 6.55% Cap), 12/16/2033, Series 2003-112, Class SA (2)(5)(6)	20	0
2.80% (1 Month Term SOFR + 6.44%, 6.55% Cap), 09/16/2034, Series 2004-73, Class JL (2)(6)	75	5
2.85% (1 Month Term SOFR + 6.49%, 6.60% Cap), 05/20/2041, Series 2011-75, Class SM (2)(6)	77	4
2.89% (1 Month Term SOFR + 6.53%, 6.64% Cap), 07/20/2037, Series 2007-45, Class QA (2)(6)	56	3

The accompanying notes are an integral part of these financial statements.

105

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
2.93% (1 Month Term SOFR + 6.57%, 6.68% Cap), 07/20/2037, Series 2007-40, Class SN (2)(6)	$54	$1
2.95% (1 Month Term SOFR + 6.59%, 6.70% Cap), 10/20/2036, Series 2006-59, Class SD (2)(6)	28	1
3.00% (1 Month Term SOFR + 6.64%, 6.75% Cap), 01/20/2035, Series 2005-3, Class SK (2)(6)	68	2
3.00% (1 Month Term SOFR + 6.64%, 6.75% Cap), 07/20/2037, Series 2007-40, Class SD (2)(5)(6)	39	0
3.00%, 12/20/2041, Series 2011-157, Class UY	1,000	899
3.00%, 10/20/2045, Series 2015-144, Class HP	427	384
3.00%, 09/20/2047, Series 2017-139, Class BA	594	534
3.00%, 08/20/2050, Series 2020-126, Class BI	6,655	1,127
3.00%, 06/20/2051, Series 2021-114, Class TI	6,363	839
3.00%, 08/20/2051, Series 2022-93, Class IO	21,553	2,178
3.00%, 07/01/2056 (10)	4,065	3,607
3.05% (1 Month Term SOFR + 6.69%, 6.80% Cap), 06/20/2035, Series 2008-79, Class CS (2)(6)	36	36
3.06% (1 Month Term SOFR + 6.70%, 6.81% Cap), 04/16/2037, Series 2007-17, Class JI (2)(6)	66	4
3.50%, 07/20/2046, Series 2018-160, Class PA	289	285
3.50%, 09/20/2046, Series 2018-34, Class DL	882	864
3.50%, 07/01/2056 (10)	8,550	7,677
3.55% (1 Month Term SOFR + 7.19%, 7.30% Cap), 12/20/2038, Series 2008-95, Class DS (2)(6)	113	1
3.74%, 01/20/2042, Series 2012-141, Class WC (4)	113	107
3.85% (1 Month Term SOFR + 7.49%, 7.60% Cap), 09/20/2038, Series 2009-25, Class SE (2)(5)(6)	27	0
3.95% (1 Month Term SOFR + 7.59%, 7.70% Cap), 04/16/2038, Series 2008-33, Class XS (2)(6)	27	1
4.00%, 07/01/2056 (10)	6,280	5,837
4.00%, 09/16/2042, Series 2012-141, Class WB (4)	78	74
4.05% (1 Month Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap), 05/16/2037, Series 2007-25, Class FN (2)	20	20
4.06% (1 Month Term SOFR + 0.41%, 0.30% Floor, 5.59% Cap), 08/20/2060, Series 2013-H03, Class FA (2)(5)	0	0
4.06% (1 Month Term SOFR + 0.41%, 0.30% Floor), 11/20/2062, Series 2013-H02, Class HF (2)(5)	0	0
4.08% (1 Month Term SOFR + 0.43%, 0.32% Floor, 10.50% Cap), 01/20/2063, Series 2013-H01, Class JA (2)	88	88
4.10% (1 Month Term SOFR + 0.45%, 0.34% Floor, 11.00% Cap), 12/20/2062, Series 2012-H31, Class FD (2)	194	193
4.17% (1 Month Term SOFR + 0.52%, 0.41% Floor, 11.00% Cap), 03/20/2063, Series 2013-H07, Class HA (2)	61	61
4.18% (1 Month Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap), 02/20/2063, Series 2013-H04, Class SA (2)	42	42
4.19% (1 Month Term SOFR + 0.54%, 0.43% Floor, 5.59% Cap), 04/20/2060, Series 2012-H24, Class FG (2)	1	1
4.20% (1 Month Term SOFR + 0.55%, 0.44% Floor, 11.00% Cap), 07/20/2065, Series 2015-H16, Class FL (2)	323	322
4.21% (1 Month Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap), 03/20/2060, Series 2012-H24, Class FA (2)	19	19
4.21% (1 Month Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap), 05/20/2062, Series 2012-H15, Class FA (2)(5)	0	0
4.21% (1 Month Term SOFR + 0.56%, 0.45% Floor, 11.00% Cap), 06/20/2065, Series 2015-H18, Class FA (2)	117	117
4.21% (1 Month Term SOFR + 0.56%, 0.45% Floor, 11.00% Cap), 08/20/2067, Series 2017-H19, Class FA (2)	102	102
4.23% (1 Month Term SOFR + 0.58%, 0.47% Floor), 08/20/2061, Series 2011-H19, Class FA (2)	28	28
4.23% (1 Month Term SOFR + 0.58%, 0.47% Floor, 10.50% Cap), 03/20/2063, Series 2013-H07, Class GA (2)	15	15
4.23% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 06/20/2063, Series 2013-H14, Class FD (2)	110	110
4.23% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 07/20/2064, Series 2014-H14, Class GF (2)	118	118
4.23% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 09/20/2064, Series 2014-H19, Class FE (2)	390	390
4.23% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 08/20/2065, Series 2015-H20, Class FA (2)	67	67
4.24% (1 Month Term SOFR + 0.59%, 0.48% Floor, 11.00% Cap), 02/20/2065, Series 2015-H05, Class FC (2)	368	367
4.24% (1 Month Term SOFR + 0.59%, 0.48% Floor, 11.00% Cap), 03/20/2065, Series 2015-H08, Class FC (2)	655	654
4.25% (1 Month Term SOFR + 0.58%, 11.00% Cap), 02/20/2065, Series 2015-H07, Class ES (2)	138	137
4.26% (1 Month Term SOFR + 0.61%, 0.50% Floor, 10.66% Cap), 03/20/2061, Series 2011-H11, Class FA (2)	109	109
4.26% (1 Month Term SOFR + 0.61%, 0.50% Floor), 01/20/2063, Series 2013-H01, Class TA (2)	4	4
4.26% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 06/20/2064, Series 2014-H11, Class VA (2)	374	374
4.26% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H15, Class FA (2)	282	282
4.26% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H17, Class FC (2)	316	316
4.26% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 12/20/2064, Series 2015-H03, Class FA (2)	148	148
4.26% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 06/20/2067, Series 2017-H14, Class FV (2)	863	862
4.28% (1 Month Term SOFR + 0.63%, 0.52% Floor, 11.50% Cap), 10/20/2062, Series 2012-H29, Class FA (2)	58	58
4.31% (1 Month Term SOFR + 0.66%, 0.55% Floor), 10/20/2061, Series 2012-H26, Class JA (2)(5)	0	0
4.31% (1 Month Term SOFR + 0.66%, 0.55% Floor), 04/20/2062, Series 2013-H07, Class MA (2)(5)	0	0
4.31% (1 Month Term SOFR + 0.66%, 0.55% Floor), 07/20/2062, Series 2012-H26, Class MA (2)	5	5
4.32% (1 Month Term SOFR + 0.67%, 0.56% Floor, 11.00% Cap), 03/20/2067, Series 2017-H09, Class DF (2)	982	982
4.34% (1 Month Term SOFR + 0.69%, 0.58% Floor), 09/20/2062, Series 2012-H28, Class FA (2)	2	2
4.36% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap), 04/20/2064, Series 2014-H09, Class TA (2)	134	134

The accompanying notes are an integral part of these financial statements.

106

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
4.36% (1 Month Term SOFR + 0.71%, 0.60% Floor), 04/20/2064, Series 2014-H10, Class TA (2)	$526	$526
4.36% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap), 05/20/2064, Series 2014-H07, Class FA (2)	711	710
4.36% (1 Month Term SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 10/20/2064, Series 2014-H20, Class LF (2)	346	347
4.40%, 04/20/2043, Series 2013-91, Class WA (4)	102	97
4.41% (1 Month Term SOFR + 0.76%, 0.65% Floor), 05/20/2061, Series 2012-H21, Class DF (2)(5)	0	1
4.41% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 01/20/2064, Series 2014-H01, Class FD (2)	85	85
4.41% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 02/20/2064, Series 2014-H04, Class FB (2)	203	203
4.41% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 03/20/2064, Series 2014-H06, Class HB (2)	145	145
4.45% (1 Month Term SOFR + 0.80%, 0.69% Floor, 11.00% Cap), 02/20/2064, Series 2014-H05, Class FA (2)	328	329
4.46% (1 Month Term SOFR + 0.81%, 0.70% Floor), 05/20/2061, Series 2012-H21, Class CF (2)(5)	0	0
4.46% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.00% Cap), 04/20/2062, Series 2012-H08, Class FS (2)	163	163
4.50%, 07/01/2056 (10)	4,750	4,562
4.50% (1 Month Term SOFR + 8.14%, 8.25% Cap), 08/16/2031, Series 2001-35, Class SA (2)(5)(6)	3	0
4.52%, 11/16/2041, Series 2012-141, Class WA (4)	133	130
4.54%, 10/20/2041, Series 2014-188, Class W (4)	172	171
4.57% (1 Month Term SOFR + 0.93%, 0.82% Floor, 7.00% Cap), 07/20/2038, Series 2008-58, Class FA(2)	115	115
4.58%, 10/20/2042, Series 2014-41, Class W (4)	347	343
4.71%, 09/20/2041, Series 2013-26, Class AK (4)	89	89
4.75%, 03/20/2048, Series 2020-30, Class PT (4)	4,315	4,316
4.89%, 11/20/2042, Series 2013-54, Class WA (4)	74	74
5.00%, 07/01/2056 (10)	46,535	45,874
5.02% (30-day Average SOFR + 14.00%, 14.00% Cap), 06/20/2056, Series 2026-107, Class ES (2)(6)	9,500	7,960
5.04% (1 Month Term SOFR + 1.39%, 1.28% Floor), 02/20/2071, Series 2021-H03, Class LF (2)	11,087	11,348
5.06%, 06/20/2040, Series 2013-75, Class WA (4)	46	46
5.14%, 07/20/2060, Series 2010-H17, Class XQ (4)	2	2
5.26%, 01/20/2039, Series 2014-6, Class W (4)	192	195
5.50%, 04/20/2033, Series 2003-25, Class PZ	50	50
5.50%, 03/16/2034, Series 2004-17, Class MZ	773	765
5.50%, 07/20/2035, Series 2005-56, Class IC	7	1
5.50%, 09/20/2035, Series 2005-72, Class AZ	25	25
5.50%, 02/20/2038, Series 2008-17, Class IO (5)	9	0
5.50%, 05/20/2039, Series 2009-33, Class CI (5)	10	0
5.50%, 09/20/2039, Series 2009-75, Class MN	298	309
5.50%, 10/20/2039, Series 2009-87, Class BE	265	272
5.50%, 07/01/2056 (10)	41,435	41,639
5.55%, 01/20/2038, Series 2015-137, Class WA (4)	190	194
5.56%, 10/20/2036, Series 2006-57, Class PZ	46	46
5.58%, 08/20/2038, Series 2012-59, Class WA (4)	70	71
5.58%, 07/20/2040, Series 2011-137, Class WA (4)	76	78
5.64%, 08/20/2034, Series 2010-103, Class WA (4)	15	15
5.75%, 02/20/2037, Series 2011-22, Class WA (4)	13	13
5.78%, 10/20/2033, Series 2010-41, Class WA (4)	27	27
5.79%, 04/20/2037, Series 2010-129, Class AW (4)	22	22
5.82%, 12/20/2038, Series 2011-163, Class WA (4)	146	149
5.89% (1 Month Term SOFR + 13.17%, 13.40% Cap), 10/20/2037, Series 2008-7, Class SP(2)(6)	7	7
6.00%, 09/16/2033, Series 2003-75, Class ZX	26	26
6.00%, 06/20/2034, Series 2004-49, Class Z	72	72
6.00%, 12/20/2035, Series 2005-91, Class PI	15	1
6.00%, 06/20/2038, Series 2008-50, Class KB	31	31
6.00%, 05/20/2039, Series 2009-33, Class TI	14	1
6.00%, 07/01/2056 (10)	12,835	13,104
6.06%, 11/20/2038, Series 2011-97, Class WA (4)	30	30
6.50%, 07/20/2032, Series 2002-52, Class GH	17	17
6.50%, 01/20/2033, Series 2003-58, Class BE	24	24
6.50%, 05/20/2033, Series 2003-46, Class MG	18	18
6.50%, 07/20/2036, Series 2006-33, Class Z	82	84
6.50%, 08/20/2036, Series 2006-38, Class ZK	103	102
6.50%, 03/20/2039, Series 2009-14, Class KI	18	1

The accompanying notes are an integral part of these financial statements.

107

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
6.50%, 03/20/2039, Series 2009-14, Class NI	$38	$2
6.50%, 07/01/2056 (10)	14,895	15,430
7.00% (1 Month Term SOFR + 43.78%, 7.00% Cap), 09/20/2034, Series 2004-71, Class ST (2)(6)	8	8
7.00%, 10/16/2040, Series 2010-130, Class CP	115	120
7.40% (1 Month Term SOFR + 16.16%, 16.43% Cap), 06/17/2035, Series 2005-68, Class DP (2)(6)	13	14
8.34% (1 Month Term SOFR + 20.45%, 20.83% Cap), 08/16/2035, Series 2005-66, Class SP (2)(6)	4	5
8.47% (1 Month Term SOFR + 16.47%, 16.72% Cap), 05/18/2034, Series 2005-7, Class JM (2)(5)(6)	0	0
8.51% (1 Month Term SOFR + 22.30%, 22.73% Cap), 08/20/2035, Series 2005-65, Class SA (2)(6)	3	3
8.69% (1 Month Term SOFR + 19.61%, 19.95% Cap), 11/20/2037, Series 2008-7, Class SK (2)(6)	5	5
8.94% (1 Month Term SOFR + 19.86%, 20.21% Cap), 09/20/2037, Series 2007-53, Class SW (2)(6)	9	10
9.36% (1 Month Term SOFR + 19.35%, 19.66% Cap), 04/16/2034, Series 2004-28, Class S (2)(6)	8	9
10.64% (1 Month Term SOFR + 23.96%, 24.38% Cap), 10/16/2034, Series 2004-89, Class LS (2)(6)	5	5
11.03% (1 Month Term SOFR + 28.90%, 29.46% Cap), 09/20/2034, Series 2004-71, Class SB (2)(6)	8	8
Ginnie Mae I Pool
3.00%, 05/15/2043	171	156
3.00%, 07/15/2045	429	383
3.50%, 01/15/2042	1,351	1,249
3.50%, 03/15/2043	566	524
3.50%, 04/15/2043	1,069	985
3.50%, 06/15/2043	507	466
3.50%, 07/15/2043	270	250
4.00%, 06/15/2039	131	125
4.00%, 10/15/2040	66	63
4.50%, 04/15/2040	485	478
5.50%, 04/15/2033	89	90
5.50%, 06/15/2033	1	1
5.50%, 12/15/2033	3	3
5.50%, 07/15/2034	2	2
5.50%, 09/15/2034	1	1
6.50%, 03/15/2028	1	1
6.50%, 09/15/2028	1	1
6.50%, 10/15/2028 (5)	0	0
6.50%, 01/15/2032	14	14
6.50%, 07/15/2032	1	1
6.50%, 02/15/2033	4	4
6.50%, 04/15/2033	4	4
6.50%, 12/15/2035	12	12
7.00%, 09/15/2031	14	14
7.00%, 02/15/2033	2	2
7.00%, 06/15/2033	5	5
7.00%, 06/15/2035	29	30
7.00%, 04/15/2037	5	5
7.50%, 07/15/2027 (5)	0	0
7.50%, 09/15/2028 (5)	0	0
7.50%, 10/15/2037	10	11
Ginnie Mae II Pool
2.00%, 10/20/2050	4,399	3,510
2.00%, 10/20/2050	15,480	12,725
2.00%, 01/20/2051	5,660	4,644
2.00%, 02/20/2051	1,390	1,114
2.00%, 03/20/2051	3,453	2,833
2.00%, 07/20/2051	4,084	3,351
2.00%, 08/20/2051	2,647	2,172
2.00%, 10/20/2051	8,983	7,370
2.00%, 11/20/2051	9,915	8,135
2.00%, 12/20/2051	6,217	5,101
2.00%, 01/20/2052	15,299	12,549
2.00%, 04/20/2052	2,162	1,774

The accompanying notes are an integral part of these financial statements.

108

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
2.50%, 12/20/2046	$739	$642
2.50%, 06/20/2050	1,379	1,179
2.50%, 09/20/2050	42	36
2.50%, 09/20/2050	2,308	1,966
2.50%, 09/20/2050	3,734	3,227
2.50%, 10/20/2050	194	166
2.50%, 11/20/2050	148	127
2.50%, 01/20/2051	1,594	1,363
2.50%, 02/20/2051	10,531	9,007
2.50%, 03/20/2051	9,717	8,283
2.50%, 03/20/2051	16,987	14,304
2.50%, 06/20/2051	11,018	9,399
2.50%, 08/20/2051	42,754	36,564
2.50%, 09/20/2051	5,633	4,791
2.50%, 09/20/2051	7,108	6,079
2.50%, 10/20/2051	5,499	4,703
2.50%, 11/20/2051	13,157	11,252
2.50%, 12/20/2051	10,424	8,915
2.50%, 01/20/2052	5,796	4,956
2.50%, 03/20/2052	8,880	7,571
2.50%, 03/20/2052	20,108	17,192
2.50%, 04/20/2052	18,223	15,581
2.50%, 06/20/2052	24,440	20,896
2.50%, 12/20/2052	8,689	7,438
2.50%, 08/20/2053	14,823	12,706
2.50%, 12/20/2053	8,769	7,508
2.50%, 02/20/2054	6,870	5,888
2.50%, 04/20/2054	3,901	3,340
2.50%, 05/20/2054	11,436	9,791
2.50%, 10/20/2055	18,802	16,090
2.94%, 10/20/2070 (4)	5,967	5,379
2.99%, 12/20/2070 (4)	3,353	3,017
3.00%, 06/20/2042	101	93
3.00%, 08/20/2042	1,290	1,180
3.00%, 11/20/2042	731	668
3.00%, 12/20/2042	376	343
3.00%, 01/20/2043	371	339
3.00%, 04/20/2043	914	833
3.00%, 09/20/2043	286	260
3.00%, 10/20/2043	45	41
3.00%, 01/20/2044	257	234
3.00%, 07/20/2044	97	88
3.00%, 12/20/2044	154	138
3.00%, 04/20/2045	1,389	1,254
3.00%, 05/20/2045	247	223
3.00%, 07/20/2045	596	538
3.00%, 10/20/2045	679	613
3.00%, 11/20/2045	167	151
3.00%, 02/20/2046	238	215
3.00%, 04/20/2046	1,409	1,266
3.00%, 05/20/2046	60	54
3.00%, 07/20/2046	4,678	4,203
3.00%, 08/20/2046	8,771	7,881
3.00%, 09/20/2046	399	359
3.00%, 01/20/2047	950	853
3.00%, 02/20/2047	1,423	1,278
3.00%, 03/20/2047	151	136
3.00%, 07/20/2049	1,495	1,333

The accompanying notes are an integral part of these financial statements.

109

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
3.00%, 09/20/2049	$218	$194
3.00%, 10/20/2049	4,081	3,646
3.00%, 11/20/2049	7,417	6,607
3.00%, 12/20/2049	4,975	4,426
3.00%, 01/20/2050	7,047	6,264
3.00%, 09/20/2050	2,119	1,883
3.00%, 09/20/2050	5,677	5,045
3.00%, 05/20/2051	4,860	4,316
3.00%, 07/20/2051	2,262	2,011
3.00%, 08/20/2051	6,016	5,347
3.00%, 09/20/2051	1,962	1,744
3.00%, 10/20/2051	4,017	3,571
3.00%, 12/20/2051	4,765	4,349
3.00%, 07/20/2052	31,227	27,783
3.00%, 01/20/2055	2,568	2,282
3.02%, 06/20/2070 (4)	4,127	3,732
3.07%, 09/20/2070 (4)	3,700	3,353
3.10%, 12/20/2071 (4)	9,282	8,355
3.40%, 04/20/2072 (4)	2,736	2,488
3.50%, 05/20/2042	10,331	9,698
3.50%, 06/20/2042	6,676	6,266
3.50%, 10/20/2042	1,430	1,342
3.50%, 11/20/2042	493	457
3.50%, 05/20/2043	346	325
3.50%, 03/20/2045	353	326
3.50%, 04/20/2045	2,682	2,479
3.50%, 10/20/2045	2,276	2,100
3.50%, 11/20/2045	3,494	3,209
3.50%, 01/20/2046	1,381	1,274
3.50%, 02/20/2046	3,675	3,391
3.50%, 03/20/2046	6,783	6,226
3.50%, 04/20/2046	8,686	8,015
3.50%, 05/20/2046	2,737	2,510
3.50%, 06/20/2046	1,167	1,056
3.50%, 07/20/2046	2,455	2,250
3.50%, 08/20/2046	369	342
3.50%, 09/20/2046	1,843	1,700
3.50%, 11/20/2046	441	406
3.50%, 12/20/2046	1,990	1,832
3.50%, 01/20/2047	13	12
3.50%, 02/20/2047	2,183	2,012
3.50%, 03/20/2047	131	121
3.50%, 04/20/2047	5,151	4,747
3.50%, 05/20/2047	2,829	2,607
3.50%, 07/20/2047	1,550	1,428
3.50%, 08/20/2047	82	76
3.50%, 09/20/2047	2,643	2,432
3.50%, 11/20/2047	3,570	3,274
3.50%, 12/20/2047	1,396	1,283
3.50%, 04/20/2048	2,458	2,258
3.50%, 03/20/2049	585	535
3.50%, 04/20/2049	2,206	2,019
3.50%, 06/20/2049	11,839	10,829
3.50%, 07/20/2049	1,099	1,008
3.50%, 08/20/2049	6,757	6,176
3.50%, 11/20/2049	2,410	2,108
3.50%, 08/20/2050	5,719	5,141
3.50%, 01/20/2051	6,368	5,643

The accompanying notes are an integral part of these financial statements.

110

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
3.50%, 02/20/2051	$1,473	$1,345
3.50%, 06/20/2051	1,284	1,172
3.50%, 02/20/2052	1,551	1,402
3.50%, 02/20/2052	2,381	2,151
3.50%, 02/20/2052	4,521	4,011
3.50%, 02/20/2052	10,375	9,414
3.50%, 04/20/2052	12,184	11,032
3.50%, 07/20/2052	9,791	8,935
3.50%, 08/20/2052	3,968	3,596
4.00%, 10/20/2040	573	551
4.00%, 06/20/2042	822	793
4.00%, 10/20/2042	1,883	1,810
4.00%, 12/20/2042	963	926
4.00%, 02/20/2043	415	399
4.00%, 10/20/2043	1,077	1,035
4.00%, 11/20/2044	5,349	5,136
4.00%, 12/20/2044	3,818	3,666
4.00%, 03/20/2045	122	117
4.00%, 05/20/2045	1,435	1,378
4.00%, 07/20/2045	814	782
4.00%, 08/20/2045	3,177	3,039
4.00%, 11/20/2045	1,037	994
4.00%, 01/20/2046	245	235
4.00%, 03/20/2046	263	252
4.00%, 04/20/2046	689	660
4.00%, 05/20/2046	1,183	1,132
4.00%, 06/20/2046	555	532
4.00%, 11/20/2046	485	463
4.00%, 02/20/2047	715	679
4.00%, 03/20/2047	1,442	1,372
4.00%, 05/20/2047	114	108
4.00%, 05/20/2047	120	114
4.00%, 06/20/2047	921	875
4.00%, 07/20/2047	2,468	2,345
4.00%, 09/20/2047	1,000	949
4.00%, 12/20/2047	949	901
4.00%, 01/20/2048	874	829
4.00%, 02/20/2048	97	92
4.00%, 03/20/2048	954	905
4.00%, 06/20/2048	1,547	1,467
4.00%, 12/20/2048	616	584
4.00%, 02/20/2049	6,505	6,164
4.00%, 01/20/2050	1,807	1,710
4.00%, 12/20/2051	3,442	3,160
4.00%, 12/20/2051	8,858	8,134
4.00%, 04/20/2052	3,142	2,951
4.00%, 06/20/2052	7,764	7,291
4.00%, 08/20/2052	23,701	22,231
4.00%, 10/20/2052	30,413	28,674
4.00%, 11/20/2052	4,984	4,684
4.00%, 07/20/2065	17,217	16,119
4.25%, 12/20/2047	774	734
4.50%, 06/20/2040	201	199
4.50%, 01/20/2041	178	177
4.50%, 03/20/2041	158	156
4.50%, 05/20/2041	78	78
4.50%, 06/20/2041	570	561
4.50%, 09/20/2041	193	191

The accompanying notes are an integral part of these financial statements.

111

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
4.50%, 09/20/2043	$433	$425
4.50%, 10/20/2043	830	815
4.50%, 12/20/2043	466	458
4.50%, 10/20/2045	4,812	4,727
4.50%, 01/20/2046	698	685
4.50%, 07/20/2046	322	316
4.50%, 09/20/2046	562	554
4.50%, 11/20/2046	950	933
4.50%, 03/20/2047	167	164
4.50%, 07/20/2047	1,590	1,560
4.50%, 08/20/2047	403	396
4.50%, 09/20/2047	2,138	2,103
4.50%, 01/20/2048	295	289
4.50%, 02/20/2048	1,291	1,266
4.50%, 03/20/2048	148	146
4.50%, 04/20/2048	123	120
4.50%, 04/20/2048	478	461
4.50%, 04/20/2048	892	864
4.50%, 04/20/2048	905	879
4.50%, 05/20/2048	659	635
4.50%, 05/20/2048	1,502	1,440
4.50%, 05/20/2048	2,050	1,986
4.50%, 09/20/2048	307	300
4.50%, 11/20/2049	4,036	3,879
4.50%, 10/20/2052	17,620	17,108
4.50%, 01/20/2053	10,201	9,878
4.50%, 05/20/2053	5,612	5,431
4.50%, 08/20/2053	25,581	24,691
4.50%, 10/20/2054	3,859	3,719
5.00%, 10/20/2037	121	123
5.00%, 07/20/2040	52	53
5.00%, 06/20/2044	222	224
5.00%, 07/20/2044	200	202
5.00%, 08/20/2045	260	263
5.00%, 09/20/2046	601	608
5.00%, 10/20/2047	78	78
5.00%, 11/20/2047	392	395
5.00%, 06/20/2048	502	503
5.00%, 07/20/2048	213	215
5.00%, 07/20/2048	857	848
5.00%, 02/20/2049	1,992	1,999
5.00%, 07/20/2049	261	266
5.00%, 08/20/2049	4,388	4,443
5.00%, 09/20/2049	2,155	2,131
5.00%, 05/20/2052	2,716	2,663
5.00%, 10/20/2052	883	876
5.00%, 11/20/2052	1,684	1,671
5.00%, 12/20/2052	1,317	1,306
5.00%, 03/20/2053	9,819	9,734
5.00%, 04/20/2053	2,116	2,097
5.00%, 08/20/2053	2,012	1,992
5.00%, 07/20/2054	21,393	21,129
5.00%, 11/20/2054	18,444	18,208
5.00%, 12/20/2054	11,135	11,003
5.27% (1 Year CMT Index + 1.48%, 1.48% Floor, 6.60% Cap), 11/20/2071 (2)	3,421	3,541
5.35% (1 Year CMT Index + 1.58%, 1.58% Floor, 6.72% Cap), 11/20/2071 (2)	4,077	4,235
5.40% (1 Year CMT Index + 1.66%, 1.66% Floor, 6.78% Cap), 11/20/2071 (2)	3,702	3,859
5.42% (1 Year CMT Index + 1.65%, 1.65% Floor, 8.70% Cap), 05/20/2072 (2)	10,406	10,890

The accompanying notes are an integral part of these financial statements.

112

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
5.43% (1 Year CMT Index + 1.66%, 1.66% Floor, 8.24% Cap), 04/20/2072 (2)	$13,599	$14,220
5.47% (1 Year CMT Index + 1.69%, 1.69% Floor, 8.40% Cap), 04/20/2072 (2)	10,042	10,495
5.48% (1 Year CMT Index + 1.70%, 1.70% Floor, 7.85% Cap), 03/20/2072 (2)	10,630	11,117
5.48% (1 Year CMT Index + 1.72%, 1.72% Floor, 8.37% Cap), 04/20/2072 (2)	9,287	9,698
5.50%, 09/20/2039	33	34
5.50%, 05/20/2053	6,800	6,881
5.50%, 07/20/2053	1,229	1,255
5.50%, 04/20/2054	7,236	7,332
5.50%, 08/20/2054	15,399	15,546
5.51% (1 Year CMT Index + 1.73%, 1.73% Floor, 6.81% Cap), 08/20/2071 (2)	8,994	9,383
5.53% (1 Year CMT Index + 1.74%, 1.74% Floor, 6.85% Cap), 10/20/2071 (2)	10,958	11,422
5.54% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.86% Cap), 10/20/2071 (2)	10,814	11,263
5.54% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.92% Cap), 11/20/2071 (2)	11,778	12,300
5.55% (1 Year CMT Index + 1.77%, 1.77% Floor, 6.99% Cap), 12/20/2071 (2)	10,137	10,598
5.55% (1 Year CMT Index + 1.77%, 1.77% Floor, 6.91% Cap), 11/20/2071 (2)	10,379	10,837
5.56% (1 Year CMT Index + 1.78%, 1.78% Floor, 6.85% Cap), 09/20/2071 (2)	10,048	10,495
5.59% (1 Year CMT Index + 1.82%, 1.82% Floor, 9.67% Cap), 07/20/2072 (2)	10,603	11,207
5.60% (1 Year CMT Index + 1.85%, 1.85% Floor, 8.57% Cap), 04/20/2072 (2)	3,318	3,487
5.62% (1 Year CMT Index + 1.81%, 1.81% Floor, 6.88% Cap), 08/20/2071 (2)	9,462	9,891
5.73% (1 Year CMT Index + 1.98%, 1.98% Floor, 8.18% Cap), 03/20/2072 (2)	9,358	9,848
6.00%, 03/20/2028 (5)	0	0
6.00%, 11/20/2033	1	1
6.00%, 09/20/2038	134	141
6.00%, 11/20/2038	1	1
6.00%, 08/20/2039	49	51
6.00%, 01/20/2053	1,364	1,404
6.00%, 08/20/2053	7,615	7,894
6.00%, 10/20/2053	9,433	9,735
6.00%, 06/20/2054	6,968	7,152
6.00%, 08/20/2054	5,931	6,083
6.00%, 07/20/2064	3,484	3,571
6.50%, 07/20/2029	11	11
7.00%, 08/20/2038	5	5
7.00%, 07/20/2054	10,124	10,498
7.00%, 08/20/2054	3,086	3,207
7.00%, 01/20/2055	4,772	4,940
7.00%, 02/20/2055	396	410
7.50%, 02/20/2028 (5)	0	0
7.50%, 09/20/2028 (5)	0	0
8.00%, 08/20/2026 (5)	0	0
8.00%, 09/20/2026 (5)	0	0
8.00%, 11/20/2026 (5)	0	0
8.00%, 10/20/2027 (5)	0	0
8.00%, 11/20/2027 (5)	0	0
8.00%, 12/20/2027 (5)	0	0
GMACM Mortgage Loan Trust 2005-AR3
4.01%, 06/19/2035, Series 2005-AR3, Class 3A4 (4)	14	14
GS Mortgage Securities Trust
4.26%, 07/10/2051, Series 2018-GS10, Class A3 (4)	28,521	28,460
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049, Series 2016-GS4, Class A3	534	534
GS Mortgage Securities Trust 2019-GC39
3.57%, 05/10/2052, Series 2019-GC39, Class A4	1,154	1,103
GS Mortgage-Backed Securities Trust 2024-RPL2
3.75%, 07/25/2061, Series 2024-RPL2, Class A1 (1)(4)	1,777	1,731
GS Mortgage-Backed Securities Trust 2024-RPL4
3.90%, 09/25/2061, Series 2024-RPL4, Class A1 (1)(3)	3,048	2,969

The accompanying notes are an integral part of these financial statements.

113

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
GS Mortgage-Backed Securities Trust 2026-HE1
5.23% (30-day Average SOFR + 1.60%), 03/25/2066, Series 2026-HE1, Class A1 (1)(2)	$11,354	$11,422
GSMPS Mortgage Loan Trust 2004-4
4.16% (1 Month Term SOFR + 0.51%, 0.40% Floor), 06/25/2034, Series 2004-4, Class 1AF (1)(2)	24	22
GSMPS Mortgage Loan Trust 2005-RP2
4.11% (1 Month Term SOFR + 0.46%, 0.35% Floor), 03/25/2035, Series 2005-RP2, Class 1AF (1)(2)	43	41
GSMPS Mortgage Loan Trust 2005-RP3
0.50%, 09/25/2035, Series 2005-RP3, Class 1AS (1)(4)	228	1
4.11% (1 Month Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap), 09/25/2035, Series 2005-RP3, Class 1AF (1)(2)	309	268
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033, Series 2003-3F, Class 4A3	2	2
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034, Series 2004-13F, Class 3A3	9	9
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034, Series 2004-6F, Class 2A4	15	15
6.50%, 05/25/2034, Series 2004-6F, Class 3A4	14	14
GSR Mortgage Loan Trust 2005-5F
4.26% (1 Month Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap), 06/25/2035, Series 2005-5F, Class 8A3 (2)	6	6
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035, Series 2005-7F, Class 3A9	34	34
GSR Mortgage Loan Trust 2005-AR6
4.30%, 09/25/2035, Series 2005-AR6, Class 3A1 (4)	2	2
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036, Series 2006-1F, Class 1A3	1	19
6.00%, 02/25/2036, Series 2006-1F, Class 2A4	158	59
Homes 2026-NQM1 Trust
4.80%, 09/25/2070, Series 2026-NQM1, Class A1 (1)(3)	3,953	3,905
HOMES 2026-NQM2 Trust
5.49%, 01/25/2071, Series 2026-NQM2, Class A1 (1)(4)	4,514	4,509
HPA 2022-SFR1
3.95%, 10/25/2028, Series 2022-SFR1 (4)	1,791	1,775
Hudson Yards 2026-10HY Mortgage Trust
5.09%, 12/10/2039, Series 2026-10HY, Class A (1)(4)	2,822	2,833
Impac CMB Trust Series 2004-4
5.38%, 09/25/2034, Series 2004-4, Class 2A2 (3)	3	4
Impac CMB Trust Series 2005-4
4.36% (1 Month Term SOFR + 0.41%, 0.30% Floor, 10.25% Cap), 05/25/2035, Series 2005-4, Class 2A1 (2)	38	38
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033, Series 2003-2, Class A1	28	21
Impac Secured Assets Trust 2006-1
4.46% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap), 05/25/2036, Series 2006-1, Class 2A1 (2)	41	39
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051, Series 2007-LD12, Class X (4)(5)	45	0
JP Morgan Chase Commercial Mortgage Securities Trust 2019-BKWD
5.24% (1 Month Term SOFR + 1.61%, 1.00% Floor), 09/15/2029, Series 2019-BKWD, Class A (1)(2)	3,553	3,482
JP Morgan Mortgage Trust 2004-A4
6.37%, 09/25/2034, Series 2004-A4, Class 1A1 (4)	1	1
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034, Series 2004-S1, Class 1A7	2	2
JP Morgan Mortgage Trust 2005-A1
5.11%, 02/25/2035, Series 2005-A1, Class 3A4 (4)	12	12
JP Morgan Mortgage Trust 2006-A2
6.07%, 08/25/2034, Series 2006-A2, Class 4A1 (4)	102	103
6.31%, 11/25/2033, Series 2006-A2, Class 5A3 (4)	31	31
JP Morgan Mortgage Trust 2006-A3
4.84%, 08/25/2034, Series 2006-A3, Class 6A1 (4)	11	11
JP Morgan Mortgage Trust 2007-A1
5.81%, 07/25/2035, Series 2007-A1, Class 5A1 (4)	9	9

The accompanying notes are an integral part of these financial statements.

114

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
5.81%, 07/25/2035, Series 2007-A1, Class 5A2 (4)	$145	$144
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050, Series 2017-JP5, Class A4	2,277	2,261
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050, Series 2017-JP7, Class A4	18,654	18,371
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036, Series 2013-GCP, Class A2 (1)	1,027	959
LBTY Commercial Mortgage Trust 2026-225L
4.75%, 02/10/2043, Series 2026-225L, Class A (1)(4)	5,790	5,689
LCCM 2017-LC26
3.29%, 07/12/2050, Series 2017-LC26, Class A3 (1)	14,406	14,286
Legacy Mortgage Asset Trust 2021-GS1
5.89%, 10/25/2066, Series 2021-GS1, Class A1 (1)(3)	2,820	2,822
Legacy Mortgage Asset Trust 2021-GS2
5.75%, 04/25/2061, Series 2021-GS2, Class A1 (1)(3)	3,029	3,031
Legacy Mortgage Asset Trust 2021-GS4
5.65%, 11/25/2060, Series 2021-GS4, Class A1 (1)(3)	1,227	1,228
Lehman Mortgage Trust 2006-2
5.58%, 04/25/2036, Series 2006-2, Class 1A1 (4)	31	19
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037, Series 2007-6, Class 1A8 (5)	0	0
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038, Series 2008-2, Class 1A6	214	49
Lhome Mortgage Trust 2025-Rtl2
5.61%, 04/25/2040, Series 2025-RTL2, Class A1 (1)(4)	6,495	6,515
LHOME Mortgage Trust 2025-RTL3
5.24%, 08/25/2040, Series 2025-RTL3, Class A1 (1)(3)	5,315	5,310
Manhattan West 2026-2MW Mortgage Trust
5.50%, 06/10/2048, Series 2026-2MW, Class A (1)(4)	2,721	2,740
MASTR Adjustable Rate Mortgages Trust 2004-13
6.02%, 04/21/2034, Series 2004-13, Class 2A1 (4)	27	27
MASTR Adjustable Rate Mortgages Trust 2004-15
6.76%, 12/25/2034, Series 2004-15, Class 3A1 (4)	5	5
MASTR Adjustable Rate Mortgages Trust 2004-3
3.91%, 04/25/2034, Series 2004-3, Class 4A2 (4)	9	8
MASTR Alternative Loan Trust 2003-9
6.00%, 01/25/2034, Series 2003-9, Class 8A1	6	6
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034, Series 2004-3, Class 3A1	62	63
6.25%, 04/25/2034, Series 2004-3, Class 2A1	11	11
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034, Series 2004-6, Class 30PO	11	9
6.00%, 07/25/2034, Series 2004-6, Class 7A1	7	6
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034, Series 2004-7, Class 30PO	6	4
MASTR Alternative Loan Trust 2005-6
5.50%, 12/25/2035, Series 2005-6, Class 3A1	6	5
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033, Series 2003-12, Class 30PO (5)	0	0
5.00%, 12/25/2033, Series 2003-12, Class 6A1	4	3
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034, Series 2004-1, Class 30PO	1	1
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033, Series 2004-4, Class 1A6	10	9
MASTR Reperforming Loan Trust 2005-2
4.11% (1 Month Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap), 05/25/2035, Series 2005-2, Class 1A1F (1)(2)	539	248
MASTR Reperforming Loan Trust 2006-2
4.31%, 05/25/2036, Series 2006-2, Class 1A1 (1)(4)	52	43

The accompanying notes are an integral part of these financial statements.

115

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035, Series 2005-PO, Class 3PO (1)	$6	$5
Merrill Lynch Mortgage Investors Trust Series 2003-A5
5.98%, 08/25/2033, Series 2003-A5, Class 2A6 (4)	7	6
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
4.38% (1 Month Term SOFR + 0.73%, 0.62% Floor, 11.75% Cap), 10/25/2028, Series 2003-E, Class A1 (2)	8	8
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
4.40% (1 Month Term SOFR + 0.75%, 0.64% Floor, 11.75% Cap), 10/25/2028, Series 2003-F, Class A1 (2)	3	3
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
4.84%, 12/25/2034, Series 2004-1, Class 2A1 (4)	16	15
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
4.22% (1 Month Term SOFR + 0.57%, 0.46% Floor, 11.75% Cap), 04/25/2029, Series 2004-A, Class A1 (2)	5	5
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
4.91% (6 Month Term SOFR + 1.03%, 0.60% Floor, 11.75% Cap), 07/25/2029, Series 2004-C, Class A2 (2)	6	6
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
4.84%, 08/25/2034, Series 2004-A4, Class A2 (4)	15	15
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
5.11%, 02/25/2035, Series 2005-A2, Class A1 (4)	35	32
MFA 2021-RPL1 Trust
1.13%, 07/25/2060, Series 2021-RPL1, Class A1 (1)(4)	5,225	4,787
Mill City Mortgage Loan Trust 2021-NMR1
1.13%, 11/25/2060, Series 2021-NMR1, Class A1 (1)(4)	613	593
MOO Securitization Trust
4.75%, 06/25/2066, Series 2026-RM2, Class A1A (1)(4)	5,014	4,854
MOO Securitization Trust 2026-RM1
4.50%, 03/25/2066, Series 2026-RM1, Class A1 (1)(4)	13,310	12,748
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5	1,539	1,534
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
3.72%, 12/15/2049, Series 2016-C32, Class A4	8,436	8,395
Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C2
4.63%, 11/15/2058, Series 2025-5C2, Class A2	12,075	11,910
Morgan Stanley Capital I Trust 2016-UBS12
3.60%, 12/15/2049, Series 2016-UB12, Class A4	80	79
Morgan Stanley Capital I Trust 2020-L4
2.70%, 02/15/2053, Series 2020-L4, Class A3	15,419	14,268
Morgan Stanley Mortgage Loan Trust 2004-3
5.65%, 04/25/2034, Series 2004-3, Class 4A (4)	46	46
Morgan Stanley Residential Mortgage Loan Trust 2024-RPL1
4.00%, 06/25/2064, Series 2024-RPL1, Class A1 (1)(3)	2,940	2,851
Morgan Stanley Residential Mortgage Loan Trust 2026-NEW1
5.28%, 04/27/2071, Series 2026-NEW1, Class A1A (1)(3)	5,605	5,574
Morgan Stanley Residential Mortgage Loan Trust 2026-NQM5
5.49%, 04/27/2071, Series 2026-NQM5, Class A1 (1)(4)	5,875	5,870
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D (1)	6,108	4,459
2.72%, 12/15/2036, Series 2019-PARK, Class A (1)	9,990	9,041
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
4.22% (1 Month Term SOFR + 0.59%, 0.24% Floor, 10.00% Cap), 06/15/2030, Series 2000-TBC2, Class A1 (2)	23	23
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
4.18% (1 Month Term SOFR + 0.55%, 0.22% Floor, 10.00% Cap), 12/15/2030, Series 2000-TBC3, Class A1 (2)	5	4
MTN Commercial Mortgage Trust 2026-LPFX
5.15%, 05/15/2043, Series 2026-LPFX, Class A (1)(4)	22,870	22,827
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034, Series 2004-R2, Class A1 (1)(4)	22	19
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057, Series 2017-2A, Class A3 (1)(4)	841	809

The accompanying notes are an integral part of these financial statements.

116

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057, Series 2017-3A, Class A1 (1)(4)	$1,395	$1,338
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057, Series 2017-4A, Class A1 (1)(4)	829	793
New Residential Mortgage Loan Trust 2024-RPL1
3.80%, 01/25/2064, Series 2024-RPL1, Class A (1)(4)	3,538	3,318
New Residential Mortgage Loan Trust 2024-RTL2
5.44%, 09/25/2039, Series 2024-RTL2, Class A1 (1)(3)	7,200	7,194
NLT 2023-1 Trust
3.20%, 10/25/2062, Series 2023-1, Class A1 (1)(4)	1,205	1,101
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033, Series 2003-A1, Class A1	1	1
6.00%, 05/25/2033, Series 2003-A1, Class A2	3	3
7.00%, 04/25/2033, Series 2003-A1, Class A5	8	8
NYC Trust 2026-9W57
5.05%, 06/06/2040, Series 2026-9W57, Class A (1)(4)	7,695	7,661
NYMT Loan Trust 2024-CP1
3.75%, 02/25/2068, Series 2024-CP1, Class A1 (1)(4)	3,415	3,158
OBX 2022-NQM2 Trust
4.00%, 01/25/2062, Series 2022-NQM2, Class A1 (1)(4)	6,229	5,942
OBX 2022-NQM5 Trust
5.31%, 05/25/2062, Series 2022-NQM5, Class A1 (1)(3)	6,647	6,678
OBX 2024-HYB1 Trust
3.67%, 03/25/2053, Series 2024-HYB1, Class A1 (1)(4)	5,817	5,843
OBX 2025-NQM21 Trust
4.92%, 10/25/2065, Series 2025-NQM21, Class A1FC (1)(3)	8,191	8,140
OBX 2025-NQM23 Trust
4.87%, 10/25/2065, Series 2025-NQM23, Class A1 (1)(4)	16,233	16,096
OBX 2026-NQM1 Trust
4.85%, 11/25/2065, Series 2026-NQM1, Class A1 (1)(4)	15,778	15,640
OBX 2026-NQM3 Trust
4.65%, 01/25/2066, Series 2026-NQM3, Class A1 (1)(4)	20,170	19,858
OBX 2026-NQM4 Trust
5.08%, 02/25/2066, Series 2026-NQM4, Class A1FC (1)(3)	2,283	2,272
OBX 2026-NQM5 Trust
5.32%, 01/25/2066, Series 2026-NQM5, Class A1 (1)(4)	13,379	13,351
OBX 2026-NQM8 Trust
5.30%, 05/25/2066, Series 2026-NQM8, Class A1 (1)(4)	8,200	8,167
PRET 2024-RPL2 Trust
4.08%, 06/25/2064, Series 2024-RPL2, Class A1 (1)(4)	5,245	4,967
PRET 2025-RPL1 Trust
4.00%, 07/25/2069, Series 2025-RPL1, Class A1 (1)(3)	3,164	3,067
PRET 2025-RPL2 Trust
4.00%, 08/25/2064, Series 2025-RPL2, Class A1 (1)(3)	6,996	6,766
PRET 2025-RPL5 Trust
4.15%, 01/25/2070, Series 2025-RPL5, Class A1 (1)(3)	5,119	4,957
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034, Series 2004-CL1, Class 1A1	11	11
PRM7 Trust 2025-PRM7
5.11%, 11/10/2042, Series 2025-PRM7, Class C (1)(4)	4,285	4,163
PRPM 2023-RCF2 LLC
4.00%, 11/25/2053, Series 2023-RCF2, Class A1 (1)(3)	3,963	3,907
PRPM 2024-RCF2 LLC
3.75%, 03/25/2054, Series 2024-RCF2, Class A1 (1)(3)	3,065	3,000
PRPM 2024-RPL1 LLC
4.20%, 12/25/2064, Series 2024-RPL1, Class A1 (1)(3)	1,796	1,766
PRPM 2024-RPL4 LLC
4.00%, 12/25/2054, Series 2024-RPL4, Class A1 (1)(3)	7,444	7,250

The accompanying notes are an integral part of these financial statements.

117

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
PRPM 2025-4 LLC
6.18%, 06/25/2030, Series 2025-4, Class A1 (1)(3)	$2,030	$2,024
PRPM 2025-8 LLC
5.39%, 10/25/2030, Series 2025-8, Class A1 (1)(3)	1,214	1,207
PRPM 2025-RCF5 LLC
4.84%, 10/25/2055, Series 2025-RCF5, Class A1 (1)(3)	1,349	1,345
PRPM 2026-1 LLC
5.19%, 02/25/2031, Series 2026-1, Class A1 (1)(3)	5,041	4,977
PRPM 2026-2 LLC
5.09%, 02/25/2031, Series 2026-2, Class A1 (1)(3)	2,124	2,094
PRPM 2026-RCF1 Trust
4.85%, 01/25/2056, Series 2026-RCF1, Class A1 (1)(3)	7,924	7,838
PRPM 2026-RCF3 LLC
5.25%, 05/25/2056, Series 2026-RCF3, Class A1 (1)(4)	2,345	2,334
RALI Series 2005-QA6 Trust
6.21%, 05/25/2035, Series 2005-QA6, Class A32 (4)	66	31
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037, Series 2007-QS1, Class 1A1	6	5
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035, Series 2005-R1, Class 2APO (1)	2	1
Roc Mortgage Trust 2025-RTL1
5.63%, 02/25/2040, Series 2025-RTL1, Class A1 (1)(3)	6,000	6,002
ROCK Trust 2024-CNTR
5.39%, 11/13/2041, Series 2024-CNTR, Class A (1)	3,500	3,537
SCG Trust 2025-SNIP
5.13% (1 Month Term SOFR + 1.50%, 1.50% Floor), 09/15/2042, Series 2025-SNIP, Class A (1)(2)	14,250	14,295
Seasoned Credit Risk Transfer Trust Series 2025-1
3.25%, 11/25/2064, Series 2025-1, Class MTU	11,059	9,471
Seasoned Credit Risk Transfer Trust Series 2025-2
3.25%, 06/25/2065, Series 2025-2, Class MTU	9,632	8,138
Seasoned Loans Structured Transaction Trust Series 2025-1
3.00%, 05/25/2035, Series 2025-1, Class A1	15,882	14,737
Seasoned Loans Structured Transaction Trust Series 2025-2
3.00%, 10/25/2035, Series 2025-2, Class A1	20,259	18,723
Sequoia Mortgage Trust 2004-10
4.37% (1 Month Term SOFR + 0.73%, 0.62% Floor, 11.50% Cap), 11/20/2034, Series 2004-10, Class A1A (2)	11	11
Sequoia Mortgage Trust 2004-11
4.35% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.50% Cap), 12/20/2034, Series 2004-11, Class A1 (2)	13	12
Sequoia Mortgage Trust 2004-12
4.49% (6 Month Term SOFR + 0.75%, 0.32% Floor, 11.50% Cap), 01/20/2035, Series 2004-12, Class A3 (2)	18	18
Sequoia Mortgage Trust 2004-8
4.45% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A1 (2)	248	219
4.76% (6 Month Term SOFR + 1.17%, 0.74% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A2 (2)	25	24
SLG Office Trust 2021-OVA
2.59%, 07/15/2041, Series 2021-OVA, Class A (1)	9,955	8,866
SREIT Trust 2021-MFP2
4.56% (1 Month Term SOFR + 0.94%, 0.82% Floor), 11/15/2036, Series 2021-MFP2, Class A (1)(2)	16,956	16,951
Starwood Mortgage Residential Trust 2022-1
2.45%, 12/25/2066, Series 2022-1, Class A1 (1)(4)	10,396	9,304
Structured Asset Mortgage Investments II Trust 2004-AR5
4.41% (1 Month Term SOFR + 0.77%, 0.66% Floor, 11.00% Cap), 10/19/2034, Series 2004-AR5, Class 1A1 (2)	25	24
Structured Asset Mortgage Investments II Trust 2005-AR5
4.25% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/19/2035, Series 2005-AR5, Class A3 (2)	80	77
Structured Asset Mortgage Investments Trust 2003-CL1
4.16% (1 Month Term SOFR + 0.51%, 0.40% Floor, 8.00% Cap), 07/25/2032, Series 2003-CL1, Class 1F1 (2)	42	37
Structured Asset Securities Corp.
4.11% (1 Month Term SOFR + 0.46%, 0.35% Floor), 06/25/2035, Series 2005-RF3, Class 1A (1)(2)	31	27
5.99%, 02/25/2034, Series 2004-4XS, Class 1A5 (3)	69	67

The accompanying notes are an integral part of these financial statements.

118

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A
5.23%, 11/25/2033, Series 2003-34A, Class 3A3 (4)	$5	$5
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-37A
5.03%, 12/25/2033, Series 2003-37A, Class 2A (4)	32	31
6.11%, 12/25/2033, Series 2003-37A, Class 8A2 (4)	399	400
Thornburg Mortgage Securities Trust 2003-4
4.40% (1 Month Term SOFR + 0.75%, 0.64% Floor, 11.50% Cap), 09/25/2043, Series 2003-4, Class A1 (2)	121	120
Thornburg Mortgage Securities Trust 2003-5
4.65%, 10/25/2043, Series 2003-5, Class 3A (4)	422	395
Thornburg Mortgage Securities Trust 2004-4
5.27%, 12/25/2044, Series 2004-4, Class 3A (4)	55	54
Thornburg Mortgage Securities Trust 2005-1
5.18%, 04/25/2045, Series 2005-1, Class A3 (4)	150	148
Toorak Mortgage Trust 2025-RRTL1
5.52%, 02/25/2040, Series 2025-RRTL1, Class A1 (1)(3)	8,700	8,708
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057, Series 2017-6, Class A1 (1)(4)	515	510
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1(1)(4)	2,131	2,064
Towd Point Mortgage Trust 2019-HY3
4.76% (1 Month Term SOFR + 1.11%, 1.00% Floor), 10/25/2059, Series 2019-HY3, Class A1A (1)(2)	284	285
Towd Point Mortgage Trust 2020-2
1.64%, 04/25/2060, Series 2020-2, Class A1A (1)(4)	12,082	10,991
Towd Point Mortgage Trust 2020-4
1.75%, 10/25/2060, Series 2020-4, Class A1 (1)	1,474	1,339
Towd Point Mortgage Trust 2021-R1
2.92%, 11/30/2060, Series 2021-R1, Class A1 (1)(4)	11,937	10,652
Towd Point Mortgage Trust 2021-SJ1
2.25%, 07/25/2068, Series 2021-SJ1, Class A1 (1)(4)	2,552	2,483
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A (1)(4)	3,326	3,258
Towd Point Mortgage Trust 2022-2
3.75%, 07/01/2062, Series 2022-2, Class A1 (1)(4)	11,389	10,657
Towd Point Mortgage Trust 2022-3
3.75%, 08/01/2062, Series 2022-3, Class A1 (1)(4)	10,455	9,815
Towd Point Mortgage Trust 2023-1
3.75%, 01/25/2063, Series 2023-1, Class A1 (1)	5,252	4,992
Towd Point Mortgage Trust 2024-1
4.93%, 03/25/2064, Series 2024-1, Class A1 (1)(4)	3,005	3,052
Towd Point Mortgage Trust 2024-2
4.92%, 12/25/2064, Series 2024-2, Class A1A (1)(4)	11,441	11,575
Towd Point Mortgage Trust 2024-3
4.96%, 07/25/2065, Series 2024-3, Class A1A (1)(4)	6,569	6,567
Towd Point Mortgage Trust 2024-5
4.61%, 10/25/2064, Series 2024-5, Class A1A (1)(4)	11,326	11,304
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050, Series 2017-C5, Class A4	11,621	11,436
UBS Commercial Mortgage Trust 2018-C14
4.45%, 12/15/2051, Series 2018-C14, Class A4	2,000	1,981
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051, Series 2018-C9, Class A3	8,450	8,305
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027, Series 1997-1, Class 2Z	6	6
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028, Series 1998-1, Class 2E	9	9
Verus Securitization Trust 2025-11
4.91%, 11/25/2070, Series 2025-11, Class A1 (1)(4)	16,315	16,191

The accompanying notes are an integral part of these financial statements.

119

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
Verus Securitization Trust 2025-3
5.62%, 05/25/2070, Series 2025-3, Class A1 (1)(3)	$9,556	$9,597
Verus Securitization Trust 2026-1
4.86%, 01/25/2071, Series 2026-1, Class A1 (1)(4)	21,190	20,980
Verus Securitization Trust 2026-3
4.93%, 03/25/2071, Series 2026-3, Class A1 (1)(4)	19,004	18,835
Verus Securitization Trust 2026-4
5.00%, 04/25/2071, Series 2026-4, Class A1 (1)(4)	11,909	11,827
Verus Securitization Trust 2026-5
5.36%, 05/25/2071, Series 2026-5, Class A1 (1)(4)	12,100	12,073
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
5.51%, 10/25/2033, Series 2003-AR11, Class A6 (4)	42	39
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
5.59%, 08/25/2033, Series 2003-AR7, Class A7 (4)	17	17
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
5.27%, 09/25/2033, Series 2003-AR9, Class 1A6 (4)	108	106
5.68%, 09/25/2033, Series 2003-AR9, Class 2A (4)	9	9
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033, Series 2003-S1, Class A5	15	15
WaMu Mortgage Pass-Through Certificates Series 2003-S4
7.11% (1 Month Term SOFR + 17.15%, 17.46% Cap), 06/25/2033, Series 2003-S4, Class 2A10 (2)(6)	2	2
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033, Series 2003-S9, Class P	1	1
5.25%, 10/25/2033, Series 2003-S9, Class A8	83	82
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
4.88%, 01/25/2035, Series 2004-AR14, Class A1 (4)	652	636
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
4.89%, 06/25/2034, Series 2004-AR3, Class A2 (4)	31	30
4.89%, 06/25/2034, Series 2004-AR3, Class A1 (4)	552	528
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034, Series 2004-CB2, Class 3A	157	160
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034, Series 2004-CB3, Class 2A	525	540
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033, Series 2004-RS2, Class A4	11	11
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034, Series 2004-S2, Class 2A4	51	50
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
4.05%, 09/25/2036, Series 2006-AR10, Class 2P(4)	4	3
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
4.38%, 08/25/2046, Series 2006-AR8, Class 1A2(4)	20	19
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035, Series 2005-1, Class CP	2	2
5.50%, 03/25/2035, Series 2005-1, Class 1A1	26	25
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
1.24% (1 Month Term SOFR + 4.89%, 5.00% Cap), 04/25/2035, Series 2005-2, Class 2A3(2)(6)	59	2
1.29% (1 Month Term SOFR + 4.94%, 5.05% Cap), 04/25/2035, Series 2005-2, Class 1A4(2)(6)	249	10
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035, Series 2005-4, Class CX	90	13
5.50%, 06/25/2035, Series 2005-4, Class CB7	80	74
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035, Series 2005-6, Class 2A4	13	12
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036, Series 2006-1, Class 3A2	7	7
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033, Series 2003-MS7, Class P(5)	0	0
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033, Series 2003-1, Class APO	1	1

The accompanying notes are an integral part of these financial statements.

120

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Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 29.42% – (continued)
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037, Series 2007-PA3, Class 1A2	$9	$8
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050, Series 2017-C38, Class A4	11,173	11,037
Wells Fargo Commercial Mortgage Trust 2017-C42
3.59%, 12/15/2050, Series 2017-C42, Class A4	4,943	4,839
Wells Fargo Commercial Mortgage Trust 2018-C47
4.44%, 09/15/2061, Series 2018-C47, Class A4	8,850	8,767
Wells Fargo Commercial Mortgage Trust 2019-C50
3.73%, 05/15/2052, Series 2019-C50, Class A5	8,550	8,256
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053, Series 2020-C57, Class A3	19,500	17,622
Wells Fargo Commercial Mortgage Trust 2020-C58
1.81%, 07/15/2053, Series 2020-C58, Class A3	21,477	19,297
Wells Fargo Commercial Mortgage Trust 2021-C60
2.34%, 08/15/2054, Series 2021-C60, Class A4	1,574	1,397
Wells Fargo Commercial Mortgage Trust 2021-C61
2.66%, 11/15/2054, Series 2021-C61, Class A4	8,025	7,147
Wells Fargo Commercial Mortgage Trust 2024-5C1
5.93%, 07/15/2057, Series 2024-5C1, Class A3	21,800	22,349
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037, Series 2007-7, Class A7	4	3
WFRBS Commercial Mortgage Trust 2013-C11
4.36%, 03/15/2045, Series 2013-C11, Class D (1)(4)	274	250
WHARF Commercial Mortgage Trust 2025-DC
5.73%, 07/15/2040, Series 2025-DC, Class B (1)(4)	11,400	11,509

Total Mortgage-Backed Obligations (Cost: $8,673,956)		8,400,329

Total Bonds & Notes (Cost: $29,053,891)		28,233,489

	Shares (000s)	Value (000s)
PREFERRED STOCKS – 0.00% (11)
Financials – 0.00% (11)
State Street Corp., 5.35%	65	1,397

Total Financials		1,397

Total Preferred Stocks (Cost: $1,625)		1,397

SHORT-TERM INVESTMENTS – 2.91%
Money Market Funds – 2.80%
Fidelity Institutional Money Market Government Portfolio – Class I, 3.57% (12)	800,291	800,291

Total Money Market Funds (Cost: $800,291)		800,291

	Principal Amount (000s)	Value (000s)
Corporate Bonds – 0.01%
Energy – 0.01%
Devon Energy Corp.
3.90%, 05/15/2027 (1)	$3,045	3,024

Total Energy		3,024

Total Corporate Bonds (Cost: $3,072)		3,024

The accompanying notes are an integral part of these financial statements.

121

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.10%
ANZ, London, 3.12% due 07/01/2026	$24,478	$24,478
JP Morgan, New York, 3.12% due 07/01/2026	2,682	2,682

Total Time Deposits (Cost: $27,160)		27,160

Total Short-Term Investments (Cost: $830,523)		830,475

TOTAL INVESTMENTS IN SECURITIES – 101.81% (Cost: $29,886,039)		29,065,361

TBA SALE COMMITMENTS – (0.03)%
Mortgage-Backed Obligations – (0.03)%
Fannie Mae
4.50%, 08/01/2056 (13)	(7,500)	(7,179)

Total Mortgage-Backed Obligations (Proceeds Received: $(7,216))		(7,179)

Total TBA Sale Commitments (Proceeds Received: $(7,216))		(7,179)

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.78)%		(508,672)

TOTAL NET ASSETS – 100.00%		$28,549,510

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

(1)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $6,200,693, which represents 21.72% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2026.

(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2026.

(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2026.

(5)	A zero balance may reflect actual amounts rounding to less than one thousand.

(6)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(7)	Payment in-kind security for which part of the income earned may be paid as additional principal.

(8)	All or a portion of the security assigned as collateral for certain futures contracts. The value of these pledged issues totals $11,587, which represents 0.04% of total net assets.

(9)	Inflation protected security. The value of these securities totals $3,797, which represents 0.01% of total net assets.

(10)	Delayed delivery purchase commitment security. The value of these securities totals $488,473, which represents 1.71% of total net assets.

(11)	Amount calculated is less than 0.005%.

(12)	Represents annualized seven-day yield as of the close of the reporting period.

(13)	Delayed delivery sale commitment security. The value of these securities totals $(7,179), which represents (0.03)% of total net assets.

The accompanying notes are an integral part of these financial statements.

122

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
4,614	U.S. 2 Year Note Future	Sep. 2026	$951,577	$951,097	$(480)
4,121	U.S. 5 Year Note Future	Sep. 2026	439,766	441,140	1,374
2,044	U.S. 10 Year Note Future	Sep. 2026	223,856	224,616	760
1,316	U.S. Long Bond Future	Sep. 2026	144,902	149,366	4,464
228	U.S. Ultra 10 Year Note Future	Sep. 2026	25,635	25,643	8
2,040	U.S. Ultra Bond Future	Sep. 2026	231,167	236,959	5,792

					11,918

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(2,434)	U.S. 10 Year Note Future	Sep. 2026	$(265,194)	$(267,474)	$(2,280)
(114)	U.S. Long Bond Future	Sep. 2026	(12,849)	(12,939)	(90)
(2,570)	U.S. Ultra 10 Year Note Future	Sep. 2026	(285,201)	(289,044)	(3,843)

					(6,213)

					$5,705

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
3.72%	1 Year SOFR	Received	Annual	12/16/2054	$15,750	$123	$1,081	$1,204
3.81	1 Year SOFR	Paid	Annual	12/16/2049	17,790	(129)	(938)	(1,067)
3.89	1 Year SOFR	Paid	Annual	6/2/2031	6,745	—	(1)	(1)
4.13	1 Year SOFR	Received	Annual	6/1/2056	9,173	—	(43)	(43)

						$(6)	$99	$93

Centrally Cleared Inflation Linked Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
3.06%	1-Year USD Inflation Linked	Received	6/11/2027	$21,800	$(3)	$(108)	$(111)
3.09	1-Year USD Inflation Linked (1)	Received	6/9/2027	27,250	0	(139)	(139)

					$(3)	$(247)	$(250)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

123

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 110.49%
Asset-Backed Obligations – 11.52%
AASET 2021-2 Trust
2.80%, 01/15/2047, Series 2021-2A, Class A (1)	$1,615	$1,534
AASET 2022-1 LLC
6.00%, 05/16/2047, Series 2022-1A, Class A (1)	1,073	1,078
AASET 2024-2 Ltd.
5.93%, 09/16/2049, Series 2024-2A, Class A (1)	8,644	8,694
ABFC 2005-WMC1 Trust
4.50% (1 Month Term SOFR + 0.85%, 0.74% Floor), 06/25/2035, Series 2005-WMC1, Class M3 (2)	2,016	1,962
ABFC 2007-NC1 Trust
4.06% (1 Month Term SOFR + 0.41%, 0.30% Floor), 05/25/2037, Series 2007-NC1, Class A2 (1)(2)	6,167	5,654
Accredited Mortgage Loan Trust 2006-2
4.02% (1 Month Term SOFR + 0.37%, 0.26% Floor), 09/25/2036, Series 2006-2, Class A4 (2)	19	19
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
4.69% (1 Month Term SOFR + 1.04%, 0.93% Floor), 11/25/2034, Series 2004-HE3, Class M1 (2)	2,011	2,045
Affirm Asset Securitization Trust 2024-X2
6.08%, 12/17/2029, Series 2024-X2, Class D (1)	1,130	1,133
Affirm Master Trust
4.67%, 07/15/2033, Series 2025-2A, Class A (1)	9,400	9,418
Aligned Data Centers Issuer LLC
1.94%, 08/15/2046, Series 2021-1A, Class A2 (1)	17,968	17,909
Ally Auto Receivables Trust 2024-2
4.14%, 07/16/2029, Series 2024-2, Class A3	6,103	6,098
ALTDE 2025-1 Trust
5.90%, 08/15/2050, Series 2025-1A, Class A (1)	9,690	9,720
American Credit Acceptance Receivables Trust 2023-3
6.82%, 10/12/2029, Series 2023-3, Class D (1)	3,292	3,335
American Credit Acceptance Receivables Trust 2023-4
7.65%, 09/12/2030, Series 2023-4, Class D (1)	7,400	7,551
American Credit Acceptance Receivables Trust 2024-3
6.04%, 07/12/2030, Series 2024-3, Class D (1)	2,900	2,937
American Credit Acceptance Receivables Trust 2025-1
5.54%, 08/12/2031, Series 2025-1, Class D (1)	3,200	3,229
American Credit Acceptance Receivables Trust 2025-3
4.73%, 01/12/2029, Series 2025-3, Class A (1)	721	722
American Heritage Auto Receivables Issuer Trust 2025-1
4.48%, 08/15/2028, Series 2025-1A, Class A2 (1)	2,780	2,781
AmeriCredit Automobile Receivables Trust 2024-1
5.43%, 01/18/2029, Series 2024-1, Class A3	9,325	9,363
AmeriCredit Automobile Receivables Trust 2025-1
4.22%, 03/19/2029, Series 2025-1, Class A2A (1)	2,533	2,532
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R10
4.71% (1 Month Term SOFR + 1.06%, 0.95% Floor), 01/25/2036, Series 2005-R10, Class M5 (2)	2,340	2,205
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class B (1)	20,305	19,970
Applebee’s Funding LLC / IHOP Funding LLC
6.72%, 06/07/2055, Series 2025-1A, Class A2 (1)	27,430	27,369
7.82%, 03/05/2053, Series 2023-1A, Class A2 (1)	10,610	10,691
Aqua Finance Issuer Trust 2025-A
5.25%, 12/19/2050, Series 2025-A, Class A (1)	5,672	5,679
Aqua Finance Issuer Trust 2026-A
4.76%, 04/17/2051, Series 2026-A, Class A (1)	4,908	4,854
Aqua Finance Trust 2024-A
4.81%, 04/18/2050, Series 2024-A, Class A (1)	7,409	7,362
ARI Fleet Lease Trust 2026-A
3.81%, 01/15/2027, Series 2026-A, Class A1 (1)	10,941	10,938
3.96%, 11/15/2034, Series 2026-A, Class A2 (1)	14,000	13,929

The accompanying notes are an integral part of these financial statements.

124

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
ARI Fleet Lease Trust 2026-B
4.00%, 05/17/2027, Series 2026-B, Class A1 (1)		$22,371	$22,360
4.34%, 02/15/2035, Series 2026-B, Class A2 (1)		8,610	8,594
Ascent Education Funding Trust 2024-A
6.14%, 10/25/2050, Series 2024-A, Class A (1)		295	299
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE3
3.05% (1 Month Term SOFR + 0.56%, 0.45% Floor), 03/25/2036, Series 2006-HE3, Class M1 (2)		12,319	11,249
AutoNation Finance Trust 2025-1
5.19%, 12/10/2030, Series 2025-1A, Class C (1)		900	905
5.63%, 09/10/2032, Series 2025-1A, Class D (1)		1,800	1,810
AutoNation Finance Trust 2026-2
3.96%, 06/15/2027, Series 2026-2A, Class A1 (1)		19,000	18,998
4.29%, 09/17/2029, Series 2026-2A, Class A2 (1)		16,900	16,883
5.75%, 05/15/2034, Series 2026-2A, Class D (1)		1,800	1,805
Avant Credit Card Master Trust 2025-1
4.89%, 04/15/2031, Series 2025-1A, Class A (1)		7,845	7,772
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027, Series 2021-1A, Class C (1)		1,624	1,621
2.35%, 02/20/2028, Series 2021-2A, Class C (1)		3,030	2,998
4.08%, 02/20/2028, Series 2021-2A, Class D (1)		13,395	13,294
5.13%, 10/20/2028, Series 2024-2A, Class A (1)		5,650	5,685
5.23%, 12/20/2030, Series 2024-3A, Class A (1)		4,340	4,393
5.36%, 06/20/2030, Series 2024-1A, Class A (1)		4,683	4,754
5.44%, 02/22/2028, Series 2023-3A, Class A (1)		1,100	1,105
5.78%, 04/20/2028, Series 2023-5A, Class A (1)		2,310	2,328
6.48%, 06/20/2030, Series 2024-1A, Class C (1)		480	492
7.24%, 06/20/2029, Series 2023-4A, Class C (1)		5,640	5,810
7.32%, 02/20/2028, Series 2023-3A, Class D (1)		1,975	1,987
7.34%, 02/20/2030, Series 2023-8A, Class C (1)		2,250	2,343
7.35%, 04/20/2028, Series 2023-5A, Class D (1)		2,630	2,651
7.41%, 08/21/2028, Series 2023-7A, Class C (1)		5,000	5,099
BARC 2026-CES1
4.85%, 01/25/2056, Series 2026-CES1, Class A1A (1)(3)		13,664	13,483
Basepoint Mca Securitization II LLC
5.93%, 08/15/2031, Series 2025-1A, Class A (1)		9,515	9,487
BCMSC Trust 1999-B
6.61%, 12/15/2029, Series 1999-B, Class A1B (4)		3,594	152
Bear Stearns Asset Backed Securities I Trust 2004-HE6
4.62% (1 Month Term SOFR + 0.97%, 0.86% Floor), 08/25/2034, Series 2004-HE6, Class M1 (2)		5,524	5,693
Bear Stearns Asset Backed Securities I Trust 2005-AQ1
4.89% (1 Month Term SOFR + 1.24%, 1.13% Floor), 03/25/2035, Series 2005-AQ1, Class M3 (2)		9	9
Bear Stearns Asset Backed Securities I Trust 2005-HE1
5.33% (1 Month Term SOFR + 2.44%, 2.33% Floor), 01/25/2035, Series 2005-HE1, Class M5 (2)		1,292	1,285
BHG Securitization Trust 2022-A
3.08%, 02/20/2035, Series 2022-A, Class C (1)		1,641	1,627
BHG Securitization Trust 2023-B
7.45%, 12/17/2036, Series 2023-B, Class B (1)		3,206	3,323
BHG Securitization Trust 2025-1CON
4.82%, 04/17/2036, Series 2025-1CON, Class A (1)		3,597	3,582
5.26%, 04/17/2036, Series 2025-1CON, Class B (1)		717	716
BMW Canada Auto Trust
3.01%, 11/22/2027, Series 2026-1A, Class A1 (1)	CAD	3,887	2,742
3.59%, 05/21/2029, Series 2026-1A, Class A2 (1)		9,100	6,440
BMW Vehicle Lease Trust
4.18%, 10/25/2027, Series 2024-2, Class A3		$10,720	10,719
BofA Auto Trust 2026-1
4.10%, 11/15/2028, Series 2026-1A, Class A2A (1)		5,800	5,790

The accompanying notes are an integral part of these financial statements.

125

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
Bridgecrest Lending Auto Securitization Trust 2023-1
7.84%, 08/15/2029, Series 2023-1, Class D	$13,770	$14,171
Bridgecrest Lending Auto Securitization Trust 2024-2
6.07%, 02/15/2030, Series 2024-2, Class C	5,100	5,153
6.30%, 02/15/2030, Series 2024-2, Class D	5,500	5,587
Bridgecrest Lending Auto Securitization Trust 2024-4
4.72%, 09/15/2028, Series 2024-4, Class A3	1,974	1,975
Business Jet Securities 2024-2 LLC
5.36%, 09/15/2039, Series 2024-2A, Class A (1)	8,461	8,464
ByzFunder Asset Securitization I LLC
6.46%, 06/15/2032, Series 2026-1, Class A (1)	11,615	11,583
CarMax Auto Owner Trust 2023-1
4.75%, 10/15/2027, Series 2023-1, Class A3	284	285
CarMax Auto Owner Trust 2023-2
6.55%, 10/15/2029, Series 2023-2, Class D	1,155	1,169
CarMax Auto Owner Trust 2023-4
7.16%, 04/15/2030, Series 2023-4, Class D	1,960	2,011
CarMax Auto Owner Trust 2024-2
5.50%, 01/16/2029, Series 2024-2, Class A3	38,523	38,808
5.69%, 11/15/2029, Series 2024-2, Class B	6,610	6,717
6.42%, 10/15/2030, Series 2024-2, Class D	225	230
CarMax Auto Owner Trust 2026-2
3.84%, 05/17/2027, Series 2026-2, Class A1	10,209	10,208
4.11%, 08/15/2029, Series 2026-2, Class A2A	7,300	7,285
CarMax Select Receivables Trust 2025-A
5.46%, 07/15/2031, Series 2025-A, Class C	6,570	6,645
5.86%, 07/15/2031, Series 2025-A, Class D	10,605	10,726
CarMax Select Receivables Trust 2026-A
3.91%, 03/15/2027, Series 2026-A, Class A1	4,780	4,780
4.03%, 12/17/2029, Series 2026-A, Class A2A	13,700	13,663
CarMax Select Receivables Trust 2026-B
4.02%, 06/15/2027, Series 2026-B, Class A1	16,800	16,799
4.35%, 04/16/2029, Series 2026-B, Class A2	8,000	7,997
5.19%, 10/15/2032, Series 2026-B, Class C	1,300	1,303
5.80%, 10/15/2032, Series 2026-B, Class D	600	604
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028, Series 2021-N4, Class D	609	597
Carvana Auto Receivables Trust 2021-P4
2.33%, 02/10/2028, Series 2021-P4, Class C	2,720	2,667
Carvana Auto Receivables Trust 2023-N1
6.69%, 07/10/2029, Series 2023-N1, Class D (1)	2,340	2,366
Carvana Auto Receivables Trust 2023-N4
7.22%, 02/11/2030, Series 2023-N4, Class D (1)	1,300	1,336
Carvana Auto Receivables Trust 2024-N1
6.30%, 05/10/2030, Series 2024-N1, Class D (1)	1,400	1,422
Carvana Auto Receivables Trust 2024-N2
6.44%, 09/10/2030, Series 2024-N2, Class D (1)	1,900	1,937
Carvana Auto Receivables Trust 2024-N3
4.53%, 01/10/2029, Series 2024-N3, Class A3 (1)	7,239	7,243
5.38%, 12/10/2030, Series 2024-N3, Class D (1)	3,900	3,907
Carvana Auto Receivables Trust 2024-P4
5.10%, 05/12/2031, Series 2024-P4, Class C	900	895
Carvana Auto Receivables Trust 2025-P1
4.55%, 05/10/2030, Series 2025-P1, Class A3	18,942	18,958
4.74%, 04/10/2031, Series 2025-P1, Class A4	14,500	14,514
5.34%, 08/11/2031, Series 2025-P1, Class C	4,400	4,430
Carvana Auto Receivables Trust 2025-P3
4.07%, 02/12/2029, Series 2025-P3, Class A2	5,752	5,748

The accompanying notes are an integral part of these financial statements.

126

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
Carvana Auto Receivables Trust 2026-P2
3.92%, 06/10/2027, Series 2026-P2, Class A1	$7,327	$7,327
4.40%, 08/10/2029, Series 2026-P2, Class A2	29,800	29,769
Cascade MH Asset Trust 2024-MH1
5.70%, 11/25/2056, Series 2024-MH1, Class A1 (1)(4)	1,108	1,117
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043, Series 2018-1, Class A (1)	652	646
Castlelake Aircraft Structured Trust 2019-1
3.97%, 04/15/2039, Series 2019-1A, Class A (1)	980	965
Castlelake Aircraft Structured Trust 2025-2
5.47%, 08/15/2050, Series 2025-2A, Class A (1)	12,156	12,075
Centex Home Equity Loan Trust 2005-D
4.72% (1 Month Term SOFR + 1.07%, 0.96% Floor), 10/25/2035, Series 2005-D, Class M5 (2)	828	828
Centex Home Equity Loan Trust 2006-A
4.26% (1 Month Term SOFR + 0.61%, 0.50% Floor), 06/25/2036, Series 2006-A, Class M3 (2)	9,500	9,101
Chase Auto Owner Trust 2023-A
5.68%, 01/25/2029, Series 2023-AA, Class A3 (1)	1,207	1,214
Chase Auto Owner Trust 2024-2
5.52%, 06/25/2029, Series 2024-2A, Class A3 (1)	10,488	10,566
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029, Series 2024-5A, Class A3 (1)	5,168	5,163
CHEC Loan Trust 2004-2
4.72% (1 Month Term SOFR + 1.07%, 0.96% Floor), 06/25/2034, Series 2004-2, Class M1 (2)	456	468
CIT Mortgage Loan Trust 2007-1
5.26% (1 Month Term SOFR + 2.36%, 2.25% Floor), 10/25/2037, Series 2007-1, Class 1M1 (1)(2)	1,133	1,144
Citigroup Mortgage Loan Trust, Inc.
4.39% (1 Month Term SOFR + 0.74%, 0.63% Floor), 02/25/2035, Series 2005-OPT1, Class M1 (2)	1,235	1,173
4.66% (1 Month Term SOFR + 1.01%, 0.90% Floor), 09/25/2035, Series 2005-HE3, Class M4 (2)	7,755	7,518
4.66% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2035, Series 2005-HE4, Class M4 (2)	14,327	12,185
Citizens Auto Receivables Trust 2023-1
5.78%, 10/15/2030, Series 2023-1, Class A4 (1)	8,300	8,352
5.84%, 01/18/2028, Series 2023-1, Class A3 (1)	650	651
CLIF Holdings LLC
6.72%, 12/20/2050, Series 2025-1H, Class A (1)	18,885	18,646
Cloud Capital Holdco LP
5.78%, 11/22/2049, Series 2024-1A, Class A2 (1)	17,440	17,429
College Ave Student Loans 2021-A LLC
2.92%, 07/25/2051, Series 2021-A, Class C (1)	187	177
College Ave Student Loans 2023-A LLC
5.53% (30-day Average SOFR + 1.90%, 1.90% Floor), 05/25/2055, Series 2023-A, Class A1 (1)(2)	1,318	1,340
College Ave Student Loans 2024-B LLC
5.69%, 08/25/2054, Series 2024-B, Class A1A (1)	11,046	11,171
6.08%, 08/25/2054, Series 2024-B, Class B (1)	1,200	1,210
College Avenue Student Loans 2018-A LLC
4.13%, 12/26/2047, Series 2018-A, Class A2 (1)	768	749
4.96% (1 Month Term SOFR + 1.31%), 12/26/2047, Series 2018-A, Class A1 (1)(2)	563	564
College Avenue Student Loans LLC
5.41% (1 Month Term SOFR + 1.76%, 1.65% Floor), 11/26/2046, Series 2017-A, Class A1 (1)(2)	957	967
Commonbond Student Loan Trust 2020-1
1.69%, 10/25/2051, Series 2020-1, Class A (1)	680	623
Compass Datacenters Issuer II LLC
5.02%, 08/25/2049, Series 2024-2A, Class A1 (1)	10,500	10,417
Compass Datacenters Issuer III LLC
5.29%, 07/25/2050, Series 2025-3A, Class A2 (1)	9,305	9,180
5.66%, 02/25/2050, Series 2025-1A, Class A2 (1)	7,400	7,409
5.85%, 02/25/2050, Series 2025-1A, Class A3 (1)	1,450	1,453
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032, Series 2000-4, Class A5	734	79

The accompanying notes are an integral part of these financial statements.

127

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
8.06%, 09/01/2029, Series 2000-1, Class A5 (4)	$13,024	$1,370
8.31%, 05/01/2032, Series 2000-4, Class A6 (4)	8,505	983
Conseco Financial Corp.
7.70%, 05/15/2027, Series 1996-3, Class M1 (4)	355	355
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
6.00%, 05/20/2055, Series 2025-1A, Class A2 (1)	6,990	7,081
Consumer Loan Finance 2024-A
0.00%, 11/25/2054, Series 2024-A, Class R (1)(5)	1,764	753
5.15%, 11/25/2054, Series 2024-A, Class A1 (1)	1,000	1,002
5.35%, 11/25/2054, Series 2024-A, Class A2 (1)	6,440	6,482
5.45%, 11/25/2054, Series 2024-A, Class B (1)	1,402	1,404
5.75%, 11/25/2054, Series 2024-A, Class C (1)	707	706
6.60%, 11/25/2054, Series 2024-A, Class D (1)	928	925
8.75%, 11/25/2054, Series 2024-A, Class E (1)	533	535
Consumer Loan Finance 2024-B Issuer Trust
0.00%, 11/25/2054, Series 2024-BA, Class R (1)(5)	1,107	544
5.35%, 11/25/2054, Series 2024-BA, Class A2 (1)	3,572	3,595
5.45%, 11/25/2054, Series 2024-BA, Class B (1)	753	755
5.75%, 11/25/2054, Series 2024-BA, Class C (1)	377	377
6.60%, 11/25/2054, Series 2024-BA, Class D (1)	474	474
8.75%, 11/25/2054, Series 2024-BA, Class E (1)	284	285
CoreVest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A (1)	63	63
3.16%, 10/15/2052, Series 2019-3, Class B (1)	1,470	1,416
CoreVest American Finance 2021-1 Trust
2.80%, 04/15/2053, Series 2021-1, Class C (1)	1,525	1,352
CoreVest American Finance 2021-3 Trust
3.47%, 10/15/2054, Series 2021-3, Class D (1)	1,630	1,455
Countrywide Asset-Backed Certificates
4.26% (1 Month Term SOFR + 0.61%, 0.50% Floor), 01/25/2046, Series 2006-8, Class 2A4 (2)	13,019	12,380
CPS Auto Receivables Trust 2025-C
4.71%, 03/15/2029, Series 2025-C, Class A (1)	1,370	1,372
CPS Auto Receivables Trust 2026-B
4.35%, 02/15/2030, Series 2026-B, Class A (1)	31,202	31,187
Credit Acceptance Auto Loan Trust 2023-3
7.62%, 12/15/2033, Series 2023-3A, Class C (1)	1,430	1,454
Credit Acceptance Auto Loan Trust 2024-1
6.71%, 07/17/2034, Series 2024-1A, Class C (1)	2,085	2,113
Credit Acceptance Auto Loan Trust 2024-2
6.70%, 10/16/2034, Series 2024-2A, Class C (1)	3,470	3,554
Credit Acceptance Auto Loan Trust 2024-3
5.39%, 01/16/2035, Series 2024-3A, Class C (1)	3,240	3,246
Credit Acceptance Auto Loan Trust 2025-2
5.38%, 03/17/2036, Series 2025-2A, Class C (1)	3,600	3,592
Credit-Based Asset Servicing & Securitization LLC
4.06% (1 Month Term SOFR + 0.41%, 0.30% Floor), 10/25/2036, Series 2006-CB8, Class A2C (2)	7,747	6,613
Crockett Partners Equipment Co. IIA LLC
6.05%, 01/20/2031, Series 2024-1C, Class A (1)	5,251	5,295
CVS Pass-Through Trust
6.94%, 01/10/2030, Series 2007	446	457
CWABS Asset-Backed Certificates Trust 2004-13
5.19% (1 Month Term SOFR + 1.54%, 1.43% Floor), 06/25/2035, Series 2004-14, Class M4 (2)	5,822	5,963
CWABS Asset-Backed Certificates Trust 2005-13
4.50% (1 Month Term SOFR + 0.85%, 0.74% Floor), 04/25/2036, Series 2005-13, Class MV3 (2)	34,850	31,330
CWABS Asset-Backed Certificates Trust 2005-9
4.74% (1 Month Term SOFR + 1.09%, 0.98% Floor), 01/25/2036, Series 2005-9, Class M2 (2)	2,851	2,812
CWABS Asset-Backed Certificates Trust 2005-AB4
4.24% (1 Month Term SOFR + 0.59%, 0.48% Floor), 03/25/2036, Series 2005-AB4, Class 1A (2)	1,280	1,186

The accompanying notes are an integral part of these financial statements.

128

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
CWABS Asset-Backed Certificates Trust 2006-2
4.22% (1 Month Term SOFR + 0.57%, 0.46% Floor), 04/25/2047, Series 2006-20, Class 2A4 (2)	$17,388	$16,016
4.39% (1 Month Term SOFR + 0.74%, 0.63% Floor), 06/25/2036, Series 2006-2, Class M2 (2)	20,249	19,503
CWABS Asset-Backed Certificates Trust 2006-22
4.20% (1 Month Term SOFR + 0.55%, 0.44% Floor), 05/25/2047, Series 2006-22, Class 2A4 (2)	4,520	4,317
CWABS Asset-Backed Certificates Trust 2006-BC1
4.35% (1 Month Term SOFR + 0.70%, 0.59% Floor), 04/25/2036, Series 2006-BC1, Class M3 (2)	1,000	959
CWABS Asset-Backed Certificates Trust 2007-10
3.94% (1 Month Term SOFR + 0.29%, 0.18% Floor), 06/25/2047, Series 2007-10, Class 1A1 (2)	14,575	13,755
CWABS Asset-Backed Certificates Trust 2007-2
3.98% (1 Month Term SOFR + 0.33%, 0.22% Floor), 08/25/2037, Series 2007-2, Class 2A4 (2)	22,503	20,446
CWABS Asset-Backed Certificates Trust 2007-8
4.01% (1 Month Term SOFR + 0.36%, 0.25% Floor), 02/25/2036, Series 2007-9, Class 2A4 (2)	777	741
CWABS Asset-Backed Certificates Trust 2007-BC2
4.34% (1 Month Term SOFR + 0.69%, 0.58% Floor), 06/25/2037, Series 2007-BC2, Class 2A4 (2)	3,301	3,239
CWABS Revolving Home Equity Loan Trust Series 2004-T
3.98% (1 Month Term SOFR + 0.35%, 0.24% Floor, 16.00% Cap), 02/15/2030, Series 2004-T, Class 2A (2)	994	990
CWABS, Inc. Asset-backed Certificates Series 2007-12
4.50% (1 Month Term SOFR + 0.85%, 0.74% Floor), 08/25/2047, Series 2007-12, Class 1A1 (2)	1,876	1,836
CyrusOne Data Centers Issuer I LLC
4.50%, 05/20/2049, Series 2024-2A, Class A2 (1)	5,130	4,968
4.65%, 05/20/2049, Series 2024-3A, Class A2 (1)	3,935	3,754
DailyPay Securitization Trust 2025-1
5.63%, 06/26/2028, Series 2025-1A, Class A (1)	12,240	12,279
DataBank Issuer II LLC
5.18%, 09/27/2055, Series 2025-1A, Class A2 (1)	6,475	6,347
Dell Equipment Finance Trust 2024-2
4.69%, 08/22/2030, Series 2024-2, Class A2 (1)	317	317
Drive Auto Receivables Trust 2024-2
4.50%, 09/15/2028, Series 2024-2, Class A3	1,150	1,150
Driven Brands Funding LLC
5.30%, 10/20/2055, Series 2025-1A, Class A2 (1)	1,378	1,333
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029, Series 2023-2A, Class D (1)	8,095	8,196
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029, Series 2023-3A, Class D (1)	5,425	5,532
ECAF I Ltd.
3.47%, 06/15/2040, Series 2015-1A, Class A1 (1)	68	61
Eclipse Aircraft 2026-1 LLC
5.63%, 05/15/2051, Series 2026-1, Class A (1)	5,075	5,055
ECMC Group Student Loan Trust 2017-2
4.79% (30-day Average SOFR + 1.16%), 05/25/2067, Series 2017-2A, Class A (1)(2)	2,411	2,428
ECMC Group Student Loan Trust 2020-2
4.89% (30-day Average SOFR + 1.26%, 1.15% Floor), 11/25/2069, Series 2020-2A, Class A (1)(2)	19,072	19,245
ECMC Group Student Loan Trust 2020-3
4.74% (30-day Average SOFR + 1.11%), 01/27/2070, Series 2020-3A, Class A1B (1)(2)	3,948	3,968
ECMC Group Student Loan Trust 2024-1
4.78% (30-day Average SOFR + 1.15%), 11/27/2073, Series 2024-1A, Class A (1)(2)	9,136	9,171
ECMC Group Student Loan Trust 2025-1
4.58% (30-day Average SOFR + 0.95%), 04/25/2074, Series 2025-1A, Class A (1)(2)	6,639	6,639
ECMC Group Student Loan Trust 2025-2
4.68% (30-day Average SOFR + 1.05%), 11/25/2074, Series 2025-2A, Class A (1)(2)	80,072	79,913
Edgeconnex Data Centers Issuer LLC
4.25%, 03/25/2052, Series 2022-1, Class A2 (1)	6,337	6,184
6.00%, 07/27/2054, Series 2024-1, Class A2 (1)	9,629	9,546
EDI ABS Issuer 1 LLC
4.45%, 07/25/2055, Series 2025-1A, Class A2 (1)	12,255	11,651

The accompanying notes are an integral part of these financial statements.

129

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
EFMT 2025-CES1
5.73%, 01/25/2060, Series 2025-CES1, Class A1A (1)(3)	$23,310	$23,373
Elara HGV Timeshare Issuer 2021-A LLC
2.09%, 08/27/2035, Series 2021-A, Class C (1)	139	133
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044, Series 2019-A, Class A (1)	828	775
ELFI Graduate Loan Program 2021-A LLC
2.09%, 12/26/2046, Series 2021-A, Class B (1)(4)	279	225
Ellington Loan Acquisition Trust 2007-1
4.86% (1 Month Term SOFR + 1.21%, 1.10% Floor), 05/25/2037, Series 2007-1, Class A1 (1)(2)	303	296
Enterprise Fleet Financing 2024-4 LLC
4.56%, 11/20/2028, Series 2024-4, Class A3 (1)	7,000	7,013
4.69%, 07/20/2027, Series 2024-4, Class A2 (1)	2,591	2,595
Enterprise Fleet Financing 2026-1 LLC
3.85%, 02/22/2027, Series 2026-1, Class A1 (1)	9,969	9,967
4.00%, 10/20/2028, Series 2026-1, Class A2 (1)	26,900	26,789
Enterprise Fleet Financing 2026-2 LLC
4.03%, 05/20/2027, Series 2026-2, Class A1 (1)	12,621	12,615
4.33%, 02/20/2029, Series 2026-2, Class A2 (1)	10,700	10,686
EverBright Solar Trust 2024-A
6.43%, 06/22/2054, Series 2024-A, Class A (1)	3,817	3,217
Exeter Automobile Receivables Trust 2023-1
6.69%, 06/15/2029, Series 2023-1A, Class D	1,201	1,211
Exeter Automobile Receivables Trust 2023-2
6.32%, 08/15/2029, Series 2023-2A, Class D	4,420	4,468
Exeter Automobile Receivables Trust 2023-3
6.68%, 04/16/2029, Series 2023-3A, Class D	2,230	2,257
Exeter Automobile Receivables Trust 2023-5
7.13%, 02/15/2030, Series 2023-5A, Class D	9,500	9,736
Exeter Automobile Receivables Trust 2024-3
5.98%, 09/16/2030, Series 2024-3A, Class D	1,400	1,425
Exeter Automobile Receivables Trust 2024-5
5.06%, 02/18/2031, Series 2024-5A, Class D	4,600	4,610
Exeter Automobile Receivables Trust 2025-1
5.49%, 05/15/2031, Series 2025-1A, Class D	8,075	8,137
Exeter Automobile Receivables Trust 2026-1
4.08%, 09/15/2028, Series 2026-1A, Class A2	5,676	5,675
Exeter Automobile Receivables Trust 2026-3
5.44%, 10/15/2032, Series 2026-3A, Class D	4,500	4,505
Exeter Select Automobile Receivables Trust 2026-1
3.98%, 06/15/2027, Series 2026-1, Class A1	3,001	3,001
4.37%, 10/15/2029, Series 2026-1, Class A2	3,900	3,896
FCCU Auto Receivables Trust 2026-1
3.98%, 10/15/2029, Series 2026-1A, Class A2 (1)	7,181	7,157
FHF Issuer Trust 2025-2
5.75%, 05/15/2030, Series 2025-2A, Class A2 (1)	14,391	14,434
FHF Issuer Trust 2026-1
5.41%, 09/16/2030, Series 2026-1A, Class A2 (1)	9,700	9,734
Fieldstone Mortgage Investment Trust Series 2006-3
3.98% (1 Month Term SOFR + 0.39%, 0.28% Floor, 12.25% Cap), 11/25/2036, Series 2006-3, Class 1A (2)	1,736	1,611
FIGRE Trust 2025-FL2
5.05%, 11/25/2055, Series 2025-FL2, Class A1 (1)(3)	10,976	10,880
FIGRE Trust 2025-HE4
5.41%, 07/25/2055, Series 2025-HE4, Class A (1)(4)	13,061	13,017
FIGRE Trust 2025-HE5
5.29%, 08/25/2055, Series 2025-HE5, Class A (1)(4)	21,135	21,013
FIGRE Trust 2025-HE7
5.15%, 11/25/2055, Series 2025-HE7, Class A (1)(4)	30,787	30,511

The accompanying notes are an integral part of these financial statements.

130

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
FIGRE Trust 2026-FL1
5.49%, 03/25/2056, Series 2026-FL1, Class A1 (1)(4)		$26,701	$26,706
FIGRE Trust 2026-HE2
5.05%, 01/25/2056, Series 2026-HE2, Class A (1)(4)		26,420	26,021
FIGRE Trust 2026-HE6
5.56%, 06/25/2056, Series 2026-HE6, Class A (1)(4)		28,700	28,724
First Franklin Mortgage Loan Trust 2002-FF4
4.86% (1 Month Term SOFR + 1.24%, 1.13% Floor), 02/25/2033, Series 2002-FF4, Class 1A2 (2)		2,114	2,066
First Franklin Mortgage Loan Trust 2003-FFH2
5.12% (1 Month Term SOFR + 1.76%, 1.65% Floor), 02/25/2034, Series 2003-FFH2, Class M1A (2)		1,537	1,673
First Franklin Mortgage Loan Trust 2004-FF7
5.94% (1 Month Term SOFR + 2.29%, 2.18% Floor), 09/25/2034, Series 2004-FF7, Class M5 (2)		854	965
First Franklin Mortgage Loan Trust 2006-FF11
4.12% (1 Month Term SOFR + 0.47%, 0.36% Floor), 08/25/2036, Series 2006-FF11, Class 1A2 (2)		14,987	14,651
First Franklin Mortgage Loan Trust 2006-FF16
4.18% (1 Month Term SOFR + 0.53%, 0.42% Floor), 12/25/2036, Series 2006-FF16, Class 2A4 (2)		4,520	1,736
First Franklin Mortgage Loan Trust 2006-FF17
3.91% (1 Month Term SOFR + 0.26%, 0.15% Floor), 12/25/2036, Series 2006-FF17, Class A5 (2)		2,025	1,760
First Franklin Mortgage Loan Trust 2006-FF2
4.36% (1 Month Term SOFR + 0.71%, 0.60% Floor), 02/25/2036, Series 2006-FF2, Class A5 (2)		10,419	9,847
First Franklin Mortgage Loan Trust Series 2005-FF12
4.47% (1 Month Term SOFR + 0.82%, 0.71% Floor), 11/25/2036, Series 2005-FF12, Class M2 (2)		1,073	1,046
First Investors Auto Owner Trust 2022-1
3.79%, 06/15/2028, Series 2022-1A, Class D (1)		2,345	2,344
First Investors Auto Owner Trust 2025-1
5.22%, 12/15/2033, Series 2025-1A, Class D (1)		2,300	2,274
FirstKey Homes 2021-SFR1 Trust
2.39%, 08/17/2038, Series 2021-SFR1, Class E1 (1)		4,795	4,773
3.45%, 08/17/2038, Series 2021-SFR1, Class F2 (1)		10,656	10,613
FirstKey Homes 2021-SFR2 Trust
2.26%, 09/17/2038, Series 2021-SFR2, Class E1 (1)		3,380	3,356
2.36%, 09/17/2038, Series 2021-SFR2, Class E2 (1)		2,000	1,985
Firstlight Issuer LLC
5.87%, 06/20/2056, Series 2026-1A, Class A2 (1)		13,000	13,051
Flagship Credit Auto Trust 2021-2
1.59%, 06/15/2027, Series 2021-2, Class D (1)		902	898
Flagship Credit Auto Trust 2023-2
6.62%, 05/15/2029, Series 2023-2, Class D (1)		8,385	8,169
Flagship Credit Auto Trust 2024-3
4.88%, 11/15/2028, Series 2024-3, Class A (1)		322	322
FOCUS Brands Funding
8.24%, 10/30/2053, Series 2023-2, Class A2 (1)		3,169	3,288
Fora Financial Asset Securitization 2026 LLC
5.85%, 06/15/2032, Series 2026-1A, Class A (1)		1,975	1,973
6.54%, 06/15/2032, Series 2026-1A, Class B (1)		1,810	1,809
Ford Auto Securitization Trust II
3.72%, 11/15/2028, Series 2024-BA, Class A2 (1)	CAD	2,587	1,832
3.84%, 09/15/2030, Series 2024-BA, Class A3 (1)		3,300	2,344
Ford Auto Securitization Trust II Series 2026-A Asset-Backed Notes
2.93%, 05/15/2028, Series 2026-AA, Class A1 (1)		15,529	10,954
3.46%, 08/15/2030, Series 2026-AA, Class A2 (1)		17,460	12,329
Ford Credit Auto Owner Trust 2023-A
4.56%, 12/15/2028, Series 2023-A, Class A4		$4,500	4,507
4.65%, 02/15/2028, Series 2023-A, Class A3		537	538
Ford Credit Auto Owner Trust 2024-A
5.09%, 12/15/2028, Series 2024-A, Class A3		2,694	2,707
Ford Credit Auto Owner Trust 2024-C
4.07%, 07/15/2029, Series 2024-C, Class A3		7,400	7,389

The accompanying notes are an integral part of these financial statements.

131

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
4.32%, 08/15/2027, Series 2024-C, Class A2A	$251	$251
Ford Credit Auto Owner Trust 2025-B
3.91%, 04/15/2030, Series 2025-B, Class A3	52,423	52,025
Ford Credit Auto Owner Trust 2026-B
4.39%, 02/15/2031, Series 2026-B, Class A3	43,729	43,699
Foundation Finance Trust 2023-2
6.53%, 06/15/2049, Series 2023-2A, Class A (1)	2,253	2,315
6.97%, 06/15/2049, Series 2023-2A, Class B (1)	1,185	1,220
Foundation Finance Trust 2026-1
4.98%, 02/17/2053, Series 2026-1A, Class A (1)	9,100	9,100
Fremont Home Loan Trust 2004-4
4.56% (1 Month Term SOFR + 0.91%, 0.80% Floor), 03/25/2035, Series 2004-4, Class M1 (2)	13,315	12,606
Fremont Home Loan Trust 2004-C
4.74% (1 Month Term SOFR + 1.09%, 0.98% Floor), 08/25/2034, Series 2004-C, Class M1 (2)	5,317	5,032
Fremont Home Loan Trust 2005-1
4.92% (1 Month Term SOFR + 1.27%, 1.16% Floor), 06/25/2035, Series 2005-1, Class M6 (2)	3,072	2,660
Fremont Home Loan Trust 2005-C
4.54% (1 Month Term SOFR + 0.89%, 0.78% Floor), 07/25/2035, Series 2005-C, Class M3 (2)	5,932	5,746
4.69% (1 Month Term SOFR + 1.04%, 0.93% Floor), 07/25/2035, Series 2005-C, Class M4 (2)	10,696	9,247
Fremont Home Loan Trust 2005-E
4.42% (1 Month Term SOFR + 0.77%, 0.66% Floor), 01/25/2036, Series 2005-E, Class 2A4 (2)	3,616	3,534
FTAI MRE 2026-1 Cayman Ltd.
5.63%, 06/15/2051, Series 2026-1A, Class A (1)	5,925	5,920
6.42%, 06/15/2051, Series 2026-1A, Class B (1)	1,460	1,459
GGAM Master Trust International Ltd.
5.92%, 09/30/2060, Series 2025-1A, Class A (1)	12,993	12,895
GITSIT Mortgage Loan Trust 2025-NPL1
6.28%, 02/25/2055, Series 2025-NPL1, Class A1 (1)(3)	3,907	3,909
GITSIT Mortgage Loan Trust 2025-NPL2
5.42%, 12/25/2055, Series 2025-NPL2, Class A1 (1)(3)	9,277	9,283
Global SC Finance X Ltd.
6.17%, 09/20/2045, Series 2025-1H, Class A (1)	13,682	13,651
GLS Auto Receivables Issuer Trust 2023-2
6.31%, 03/15/2029, Series 2023-2A, Class D (1)	3,335	3,369
GLS Auto Receivables Issuer Trust 2023-3
6.44%, 05/15/2029, Series 2023-3A, Class D (1)	2,425	2,461
GLS Auto Receivables Issuer Trust 2023-4
7.18%, 08/15/2029, Series 2023-4A, Class D (1)	4,300	4,396
GLS Auto Receivables Issuer Trust 2024-1
5.95%, 12/17/2029, Series 2024-1A, Class D (1)	2,600	2,630
GLS Auto Receivables Issuer Trust 2024-2
6.19%, 02/15/2030, Series 2024-2A, Class D (1)	805	818
GLS Auto Receivables Issuer Trust 2024-4
4.75%, 07/17/2028, Series 2024-4A, Class A3 (1)	402	402
GLS Auto Receivables Issuer Trust 2025-2
5.59%, 01/15/2031, Series 2025-2A, Class D (1)	1,000	1,007
GLS Auto Receivables Issuer Trust 2026-2
4.25%, 04/16/2029, Series 2026-2A, Class A2 (1)	25,500	25,476
4.33%, 11/15/2029, Series 2026-2A, Class A3 (1)	3,900	3,887
GLS Auto Select Receivables Trust 2024-3
5.92%, 08/15/2030, Series 2024-3A, Class C (1)	2,100	2,140
6.34%, 08/15/2031, Series 2024-3A, Class D (1)	3,400	3,494
GLS Auto Select Receivables Trust 2024-4
4.43%, 12/17/2029, Series 2024-4A, Class A2 (1)	3,386	3,386
5.28%, 10/15/2031, Series 2024-4A, Class D (1)	600	599
GLS Auto Select Receivables Trust 2025-1
5.04%, 02/15/2031, Series 2025-1A, Class B (1)	435	437
5.26%, 03/15/2031, Series 2025-1A, Class C (1)	340	342

The accompanying notes are an integral part of these financial statements.

132

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
5.74%, 04/15/2032, Series 2025-1A, Class D (1)	$670	$671
GLS Auto Select Receivables Trust 2025-3
4.94%, 09/15/2031, Series 2025-3A, Class C (1)	800	797
GM Financial Automobile Leasing Trust 2024-3
4.21%, 10/20/2027, Series 2024-3, Class A3	6,972	6,974
GM Financial Consumer Automobile Receivables Trust 2024-4
4.40%, 08/16/2029, Series 2024-4, Class A3	11,391	11,401
GoodLeap Home Improvement Solutions Trust 2024-1
5.35%, 10/20/2046, Series 2024-1A, Class A (1)	2,095	2,099
Goto Foods Funding LLC
6.85%, 04/30/2056, Series 2026-1A, Class A2 (1)	7,400	7,409
Gracie Point International Funding 2025-1 LLC
5.09% (30-day Average SOFR + 1.50%, 1.50% Floor), 08/15/2028, Series 2025-1A, Class A (1)(2)	10,520	10,534
GreatAmerica Leasing Receivables Funding LLC Series 2026-1
4.03%, 06/15/2027, Series 2026-1, Class A1 (1)	8,529	8,525
4.47%, 01/16/2029, Series 2026-1, Class A2 (1)	5,800	5,804
GreenSky Home Improvement Issuer Trust 2024-2
5.15%, 10/27/2059, Series 2024-2, Class A4 (1)	656	659
GreenSky Home Improvement Issuer Trust 2025-3
4.34%, 12/27/2060, Series 2025-3A, Class A1 (1)	1,659	1,658
GreenSky Home Improvement Trust 2024-1
5.55%, 06/25/2059, Series 2024-1, Class A3 (1)	3,195	3,237
6.36%, 06/25/2059, Series 2024-1, Class C (1)	1,776	1,800
GSAMP Trust 2005-AHL
4.74% (1 Month Term SOFR + 1.09%, 0.98% Floor), 04/25/2035, Series 2005-AHL, Class M2 (2)	2,506	2,340
GSAMP Trust 2005-HE4
4.71% (1 Month Term SOFR + 1.06%, 0.95% Floor), 07/25/2045, Series 2005-HE4, Class M5 (2)	7,000	5,437
GSAMP Trust 2007-FM2
3.82% (1 Month Term SOFR + 0.17%, 0.06% Floor), 01/25/2037, Series 2007-FM2, Class A2A (2)	1,534	939
Harley-Davidson Motorcycle Trust 2024-B
4.31%, 07/16/2029, Series 2024-B, Class A3	12,261	12,259
Hilton Grand Vacations Trust 2022-1D
4.69%, 06/20/2034, Series 2022-1D, Class C (1)	96	96
Hilton Grand Vacations Trust 2023-1
6.94%, 01/25/2038, Series 2023-1A, Class C (1)	184	189
Hilton Grand Vacations Trust 2025-1
5.52%, 05/27/2042, Series 2025-1A, Class C (1)	465	465
HINNT 2024-A LLC
5.49%, 03/15/2043, Series 2024-A, Class A (1)	1,263	1,275
Home Equity Asset Trust 2007-1
4.06% (1 Month Term SOFR + 0.41%, 0.30% Floor), 05/25/2037, Series 2007-1, Class 2A3 (2)	24,160	21,270
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039, Series 2019-1, Class D (1)	1,090	1,063
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039, Series 2019-2, Class D (1)	1,181	1,148
Home Partners of America 2021-1 Trust
2.58%, 09/17/2041, Series 2021-1, Class E (1)	714	644
Home Partners of America 2021-2 Trust
2.95%, 12/17/2026, Series 2021-2, Class E2 (1)	4,221	4,164
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A (1)	8,722	8,178
Honda Auto Receivables 2024-4 Owner Trust
4.33%, 05/15/2029, Series 2024-4, Class A3	3,062	3,063
Honda Auto Receivables 2025-3 Owner Trust
4.04%, 02/21/2030, Series 2025-3, Class A3	42,971	42,781
Honda Auto Receivables 2025-4 Owner Trust
3.98%, 06/17/2030, Series 2025-4, Class A3	61,315	60,861

The accompanying notes are an integral part of these financial statements.

133

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
Honda Auto Receivables 2026-1 Owner Trust
3.78%, 09/23/2030, Series 2026-1, Class A3	$47,753	$47,195
Horizon Aircraft Finance I Ltd.
4.46%, 12/15/2038, Series 2018-1, Class A (1)	662	660
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039, Series 2019-1, Class A (1)	311	308
Horizon Aircraft Finance III Ltd.
3.43%, 11/15/2039, Series 2019-2, Class A (1)	608	600
HPEFS Equipment Trust 2023-2
6.97%, 07/21/2031, Series 2023-2A, Class D (1)	929	933
Huntington Auto Trust 2024-1
5.23%, 01/16/2029, Series 2024-1A, Class A3 (1)	7,848	7,882
Hyundai Auto Lease Securitization Trust 2024-C
4.62%, 04/17/2028, Series 2024-C, Class A3 (1)	9,500	9,513
4.77%, 03/15/2027, Series 2024-C, Class A2A (1)	104	104
Hyundai Auto Receivables Trust 2024-A
4.99%, 02/15/2029, Series 2024-A, Class A3	7,493	7,519
Hyundai Auto Receivables Trust 2024-C
4.41%, 05/15/2029, Series 2024-C, Class A3	17,900	17,916
4.53%, 09/15/2027, Series 2024-C, Class A2A	295	295
Hyundai Auto Receivables Trust 2025-A
4.76%, 06/15/2032, Series 2025-A, Class C	5,400	5,404
Hyundai Auto Receivables Trust 2025-C
3.88%, 04/15/2030, Series 2025-C, Class A3	124,334	123,437
Island Finance Trust 2025-1
6.54%, 03/19/2035, Series 2025-1A, Class A (1)	1,080	1,084
IXIS Real Estate Capital Trust 2005-HE2
4.74% (1 Month Term SOFR + 1.09%, 0.98% Floor), 09/25/2035, Series 2005-HE2, Class M5 (2)	1,418	1,570
Jack in the Box Funding LLC
3.45%, 02/26/2052, Series 2022-1A, Class A2I (1)	10	10
4.97%, 08/25/2049, Series 2019-1A, Class A23 (1)	2,497	2,324
7.62%, 05/25/2056, Series 2026-1A, Class A2 (1)	19,815	19,865
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
2.75% (1 Month Term SOFR + 0.76%, 0.65% Floor), 10/25/2035, Series 2005-FRE1, Class M2 (2)	7,044	6,352
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
4.30% (1 Month Term SOFR + 0.65%, 0.54% Floor), 02/25/2036, Series 2006-FRE2, Class M2 (2)	11,255	10,327
JP Morgan Mortgage Acquisition Corp. 2006-WMC1
4.30% (1 Month Term SOFR + 0.65%, 0.54% Floor), 03/25/2036, Series 2006-WMC1, Class A5 (2)	4,601	4,300
JP Morgan Mortgage Acquisition Trust 2006-CW1
4.20% (1 Month Term SOFR + 0.55%, 0.44% Floor), 05/25/2036, Series 2006-CW1, Class M2 (2)	11,322	10,440
JP Morgan Mortgage Acquisition Trust 2006-WMC4
4.00% (1 Month Term SOFR + 0.35%, 0.24% Floor), 12/25/2036, Series 2006-WMC4, Class A3 (2)	16,920	8,541
4.06% (1 Month Term SOFR + 0.41%, 0.30% Floor), 12/25/2036, Series 2006-WMC4, Class A4 (2)	15,410	7,783
JP Morgan Mortgage Acquisition Trust 2007-CH3
4.02% (1 Month Term SOFR + 0.37%, 0.26% Floor), 03/25/2037, Series 2007-CH3, Class A5 (2)	4,735	4,712
JP Morgan Mortgage Acquisition Trust 2007-CH5
4.03% (1 Month Term SOFR + 0.38%, 0.27% Floor), 06/25/2037, Series 2007-CH5, Class M1 (2)	5,181	5,078
JP Morgan Mortgage Trust 2025-CES6
8.66%, 04/25/2056, Series 2025-CES6, Class PT (1)(4)	52,921	56,210
JP Morgan Mortgage Trust 2026-ACES1
4.89%, 04/25/2066, Series 2026-ACES1, Class A1 (1)(4)	55,254	54,594
JP Morgan Mortgage Trust Series 2025-CES1
5.67%, 05/25/2055, Series 2025-CES1, Class A1 (1)(4)	15,730	15,772
Kapitus Asset Securitization IV LLC
5.49%, 09/10/2031, Series 2024-1A, Class A (1)	5,805	5,816
5.49%, 09/10/2031, Series 2024-1A, Class 1A (1)	10,250	10,269
Kapitus Asset Securitization V LLC
5.46%, 04/10/2032, Series 2025-1A, Class A (1)	12,965	12,940

The accompanying notes are an integral part of these financial statements.

134

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
Kapitus Asset Securitization VI LLC
5.36%, 05/10/2033, Series 2026-1A, Class A (1)	$4,380	$4,362
Kinetic ABS Issuer LLC
5.22%, 02/25/2056, Series 2026-1A, Class A2 (1)	10,000	9,934
5.83%, 06/25/2058, Series 2026-2A, Class A2 (1)	9,100	9,184
6.22%, 06/25/2058, Series 2026-2A, Class B (1)	3,200	3,216
Labrador Aviation Finance Ltd. 2016-1A
4.30%, 01/15/2042, Series 2016-1A, Class A1 (1)	637	681
LAD Auto Receivables Trust 2023-4
6.76%, 03/15/2029, Series 2023-4A, Class C (1)	1,940	1,968
7.37%, 04/15/2031, Series 2023-4A, Class D (1)	980	1,005
LAD Auto Receivables Trust 2024-1
5.33%, 02/15/2029, Series 2024-1A, Class B (1)	500	502
LAD Auto Receivables Trust 2024-3
4.52%, 03/15/2029, Series 2024-3A, Class A3 (1)	2,129	2,131
4.93%, 03/15/2030, Series 2024-3A, Class C (1)	800	801
LAD Auto Receivables Trust 2026-1
3.87%, 02/16/2027, Series 2026-1A, Class A1 (1)	409	409
LAD Auto Receivables Trust 2026-2
3.92%, 05/17/2027, Series 2026-2A, Class A1 (1)	8,862	8,862
4.17%, 08/15/2029, Series 2026-2A, Class A2 (1)	23,600	23,566
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050, Series 2020-A, Class A2FX (1)	1,632	1,519
Lehman XS Trust 2007-6
4.18% (1 Month Term SOFR + 0.53%, 0.42% Floor), 05/25/2037, Series 2007-6, Class 2A1 (2)	4,909	4,347
Lendbuzz Securitization Trust 2024-3
4.97%, 10/15/2029, Series 2024-3A, Class A2 (1)	1,979	1,980
Lendbuzz Securitization Trust 2026-1
4.68%, 07/15/2030, Series 2026-1A, Class A2 (1)	2,601	2,595
Lendmark Funding Trust 2024-2
4.47%, 02/21/2034, Series 2024-2A, Class A (1)	4,400	4,374
Lightpath Fiber Issuer LLC
5.60%, 03/25/2056, Series 2026-1A, Class A2 (1)	38,485	38,432
Lmrk Issuer Co. 2 LLC
5.52%, 09/15/2055, Series 2025-1A, Class A (1)	5,625	5,573
Long Beach Mortgage Loan Trust 2004-6
4.96% (1 Month Term SOFR + 1.31%, 1.20% Floor), 11/25/2034, Series 2004-6, Class M1 (2)	11,895	11,352
Long Beach Mortgage Loan Trust 2005-2
4.89% (1 Month Term SOFR + 1.24%, 1.13% Floor), 04/25/2035, Series 2005-2, Class M6 (2)	12,353	11,961
Long Beach Mortgage Loan Trust 2005-WL2
4.54% (1 Month Term SOFR + 0.89%, 0.78% Floor), 08/25/2035, Series 2005-WL2, Class M3 (2)	4,634	4,593
Long Beach Mortgage Loan Trust 2005-WL3
4.47% (1 Month Term SOFR + 0.82%, 0.82% Floor), 11/25/2035, Series 2005-WL3, Class M2 (2)	8,237	8,240
Long Beach Mortgage Loan Trust 2006-WL1
4.39% (1 Month Term SOFR + 0.74%, 0.63% Floor), 01/25/2046, Series 2006-WL1, Class M1 (2)	9,836	9,499
Lunar 2021-1 Structured Aircraft Portfolio Notes
2.64%, 10/15/2046, Series 2021-1, Class A (1)	2,980	2,830
MAPS 2021-1 Trust
2.52%, 06/15/2046, Series 2021-1A, Class A (1)	1,894	1,838
Mariner Finance Issuance Trust 2024-A
5.68%, 09/22/2036, Series 2024-AA, Class B (1)	2,875	2,892
Marlette Funding Trust 2024-1
6.93%, 07/17/2034, Series 2024-1A, Class D (1)	345	350
MAST 2026-1 Ltd.
5.13%, 02/15/2051, Series 2026-1A, Class A (1)	15,448	15,129
MASTR Asset Backed Securities Trust 2004-WMC1
4.54% (1 Month Term SOFR + 0.89%, 0.78% Floor), 02/25/2034, Series 2004-WMC1, Class M1 (2)	358	383

The accompanying notes are an integral part of these financial statements.

135

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
MASTR Specialized Loan Trust
4.28% (1 Month Term SOFR + 0.63%, 0.52% Floor), 02/25/2036, Series 2006-2, Class A (1)(2)	$153	$151
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
4.24% (1 Month Term SOFR + 0.59%, 0.48% Floor), 05/25/2037, Series 2007-2, Class A2C (2)	1,016	768
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5
5.76% (1 Month Term SOFR + 2.11%, 2.00% Floor), 10/25/2037, Series 2007-5, Class 2A2 (2)	13,329	11,774
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1
4.05% (1 Month Term SOFR + 0.40%, 0.29% Floor), 08/25/2037, Series 2006-OPT1, Class A1 (2)	8,112	7,519
Merrill Lynch Mortgage Investors Trust Series 2006-RM2
3.96% (1 Month Term SOFR + 0.31%, 0.20% Floor), 05/25/2037, Series 2006-RM2, Class A2B (2)	11,730	1,319
4.09% (1 Month Term SOFR + 0.44%, 0.33% Floor), 05/25/2037, Series 2006-RM2, Class A2C (2)	28,118	3,180
Merrill Lynch Mortgage Investors Trust Series 2006-RM3
4.06% (1 Month Term SOFR + 0.41%, 0.30% Floor), 06/25/2037, Series 2006-RM3, Class A2C (2)	41,337	8,496
METAL 2017-1 LLC
4.58%, 10/15/2042, Series 2017-1, Class A (1)	2,271	1,602
MFA 2024-NPL1 Trust
6.33%, 09/25/2054, Series 2024-NPL1, Class A1 (1)(3)	6,228	6,237
Mission Lane Credit Card Master Trust
5.34%, 07/15/2032, Series 2026-A, Class B (1)	280	279
5.80%, 05/15/2030, Series 2025-A, Class A (1)	4,695	4,707
5.88%, 01/15/2030, Series 2024-B, Class A (1)	7,620	7,635
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE2
4.62% (1 Month Term SOFR + 0.97%, 0.86% Floor), 03/25/2034, Series 2004-HE2, Class M1 (2)	7,365	7,335
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE8
4.72% (1 Month Term SOFR + 1.07%, 0.96% Floor), 09/25/2034, Series 2004-HE8, Class M1 (2)	1,400	1,523
Morgan Stanley ABS Capital I, Inc. Trust 2004-NC7
4.62% (1 Month Term SOFR + 0.97%, 0.86% Floor), 07/25/2034, Series 2004-NC7, Class M1 (2)	7,445	7,448
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
4.69% (1 Month Term SOFR + 1.04%, 0.93% Floor), 02/25/2035, Series 2005-WMC2, Class M4 (2)	1,569	1,461
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
3.89% (1 Month Term SOFR + 0.24%, 0.13% Floor), 10/25/2036, Series 2006-HE8, Class A1 (2)	362	326
Morgan Stanley Capital I, Inc. Trust 2006-HE1
4.34% (1 Month Term SOFR + 0.69%, 0.58% Floor), 01/25/2036, Series 2006-HE1, Class A4 (2)	2,803	2,732
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.70%, 11/25/2036, Series 2006-15XS, Class A4A (3)	11,904	2,433
Morgan Stanley Mortgage Loan Trust 2007-8XS
4.29% (1 Month Term SOFR + 0.64%, 0.53% Floor, 6.25% Cap), 04/25/2037, Series 2007-8XS, Class A5 (2)	17,508	5,943
4.30% (1 Month Term SOFR + 0.65%, 0.54% Floor, 6.26% Cap), 04/25/2037, Series 2007-8XS, Class A9 (2)	1,691	574
Mosaic Solar Loan Trust 2024-1
5.50%, 09/20/2049, Series 2024-1A, Class A (1)	1,670	1,604
Mosaic Solar Loan Trust 2024-2
5.60%, 04/22/2052, Series 2024-2A, Class A (1)	17,609	16,806
MVW 2020-1 LLC
4.21%, 10/20/2037, Series 2020-1A, Class C (1)	74	74
MVW 2021-1W LLC
1.94%, 01/22/2041, Series 2021-1WA, Class C (1)	149	146
MVW 2021-2 LLC
2.23%, 05/20/2039, Series 2021-2A, Class C (1)	2,732	2,600
Navient Private Education Loan Trust 2015-B
5.19% (1 Month Term SOFR + 1.56%), 07/16/2040, Series 2015-BA, Class A3 (1)(2)	2,001	2,006
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068, Series 2019-FA, Class A2 (1)	382	369
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068, Series 2019-GA, Class A (1)	315	306
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2 (1)	392	375
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068, Series 2020-CA, Class A2A (1)	509	490

The accompanying notes are an integral part of these financial statements.

136

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
2.83%, 11/15/2068, Series 2020-CA, Class B (1)	$1,685	$1,508
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069, Series 2020-DA, Class A (1)	1,897	1,808
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069, Series 2020-GA, Class A (1)	1,335	1,250
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069, Series 2020-HA, Class A (1)	413	392
1.33%, 04/15/2069, Series 2020-IA, Class A1A (1)	2,264	2,070
4.74% (1 Month Term SOFR + 1.11%, 1.00% Floor), 04/15/2069, Series 2020-IA, Class A1B (1)(2)	6,275	6,244
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069, Series 2021-A, Class A (1)	1,292	1,182
2.24%, 05/15/2069, Series 2021-A, Class B (1)	460	371
Navient Private Education Refi Loan Trust 2021-E
2.03%, 12/16/2069, Series 2021-EA, Class B (1)	1,680	1,214
Navient Private Education Refi Loan Trust 2021-F
2.12%, 02/18/2070, Series 2021-FA, Class B (1)	3,810	2,713
Navient Student Loan Trust
5.29% (30-day Average SOFR + 1.70%), 03/15/2072, Series 2023-BA, Class A1B (1)(2)	5,070	5,096
7.23%, 03/15/2072, Series 2023-BA, Class B (1)	10,320	11,014
Navient Student Loan Trust 2016-1
4.44% (30-day Average SOFR + 0.81%), 02/25/2070, Series 2016-1A, Class A (1)(2)	3,259	3,243
Navient Student Loan Trust 2017-3
4.79% (30-day Average SOFR + 1.16%), 07/26/2066, Series 2017-3A, Class A3 (1)(2)	9,388	9,447
Navient Student Loan Trust 2018-3
4.54% (30-day Average SOFR + 0.91%), 03/25/2067, Series 2018-3A, Class A3 (1)(2)	6,190	6,209
Navient Student Loan Trust 2019-4
4.55% (30-day Average SOFR + 0.92%), 07/25/2068, Series 2019-4A, Class A2 (1)(2)	25,528	25,436
Navient Student Loan Trust 2020-2
4.63% (30-day Average SOFR + 1.01%), 08/26/2069, Series 2020-2A, Class A1B (1)(2)	13,912	13,868
Navigator Aircraft ABS Ltd.
2.77%, 11/15/2046, Series 2021-1, Class A (1)(3)	8,619	8,167
Nelnet Student Loan Trust 2017-3
4.59% (30-day Average SOFR + 0.96%), 02/25/2066, Series 2017-3A, Class A (1)(2)	25,166	25,122
Nelnet Student Loan Trust 2021-B
1.42%, 04/20/2062, Series 2021-BA, Class AFX (1)	2,679	2,543
2.68%, 04/20/2062, Series 2021-BA, Class B (1)	3,665	3,282
Nelnet Student Loan Trust 2025-1
4.58% (30-day Average SOFR + 0.95%), 11/27/2090, Series 2025-1A, Class A2 (1)(2)	109,828	109,827
Nelnet Student Loan Trust 2025-C
4.67%, 06/22/2065, Series 2025-CA, Class A1A (1)	32,258	31,560
Nelnet Student Loan Trust 2026-A
4.61%, 02/21/2061, Series 2026-A, Class A1A (1)	46,758	45,889
New Century Home Equity Loan Trust Series 2005-D
4.47% (1 Month Term SOFR + 0.82%, 0.71% Floor), 02/25/2036, Series 2005-D, Class M2 (2)	10,390	9,211
New Economy Assets — Phase 1 Sponsor LLC
1.91%, 10/20/2061, Series 2021-1, Class A1 (1)	2,925	2,391
NFAS3 LLC
6.35%, 05/15/2031, Series 2025-1, Class A (1)	8,415	8,466
Nissan Auto Lease Trust 2026-A
3.90%, 05/15/2028, Series 2026-A, Class A2A	15,000	14,951
Nissan Auto Receivables 2024-B Owner Trust
4.34%, 03/15/2029, Series 2024-B, Class A3	8,292	8,297
Nomura Corporate Funding Americas LLC
7.45%, 10/27/2026 (4)	17,752	17,752
OBX 2026-CES1 Trust
5.19%, 04/25/2056, Series 2026-CES1, Class A1A (1)(3)	1,233	1,227
Octane Receivables Trust 2024-2
5.90%, 07/20/2032, Series 2024-2A, Class C (1)	3,895	3,948

The accompanying notes are an integral part of these financial statements.

137

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
OnDeck Asset Securitization Trust IV LLC
4.98%, 10/17/2031, Series 2024-2A, Class A (1)	$3,425	$3,420
OneMain Direct Auto Receivables Trust 2023-1
7.07%, 02/14/2033, Series 2023-1A, Class D (1)	1,145	1,170
OneMain Financial Issuance Trust 2019-2
4.05%, 10/14/2036, Series 2019-2A, Class D (1)	855	820
OneMain Financial Issuance Trust 2021-1
2.47%, 06/16/2036, Series 2021-1A, Class D (1)	3,300	3,049
OneMain Financial Issuance Trust 2022-S1
5.20%, 05/14/2035, Series 2022-S1, Class D (1)	8,785	8,739
OneMain Financial Issuance Trust 2025-1
5.79%, 07/14/2038, Series 2025-1A, Class D (1)	1,585	1,594
Option One Mortgage Loan Trust 2004-2
4.56% (1 Month Term SOFR + 0.91%, 0.80% Floor), 05/25/2034, Series 2004-2, Class M1 (2)	3,081	3,147
Option One Mortgage Loan Trust 2006-3
4.04% (1 Month Term SOFR + 0.39%, 0.28% Floor), 02/25/2037, Series 2006-3, Class 1A1 (2)	17,707	11,654
Option One Mortgage Loan Trust 2007-4
3.94% (1 Month Term SOFR + 0.29%, 0.18% Floor), 04/25/2037, Series 2007-4, Class 2A2 (2)	13,162	7,488
Oscar U.S. Funding XVII LLC
4.47%, 03/12/2029, Series 2024-2A, Class A3 (1)	2,100	2,094
4.63%, 12/10/2027, Series 2024-2A, Class A2 (1)	1,287	1,287
OWN Equipment Fund I LLC
5.70%, 12/20/2032, Series 2024-2M, Class A (1)	7,636	7,647
OWN Equipment Fund II LLC
5.48%, 09/26/2033, Series 2025-1M, Class A (1)	4,512	4,475
OWN Equipment Fund III LLC
5.42%, 03/27/2034, Series 2025-2M, Class A (1)	11,983	11,865
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4
4.54% (1 Month Term SOFR + 0.89%, 0.78% Floor), 09/25/2035, Series 2005-WHQ4, Class M3 (2)	8,000	7,349
PenFed Auto Receivables Owner Trust 2025-A
4.12%, 09/15/2028, Series 2025-A, Class A2 (1)	669	669
PenFed Auto Receivables Owner Trust 2026-A
4.32%, 06/15/2029, Series 2026-A, Class A2 (1)	7,700	7,694
PK ALIFT Loan Funding 3 LP
5.84%, 09/15/2039, Series 2024-1, Class A1 (1)	1,945	1,969
PK ALIFT Loan Funding 7 LP
4.75%, 03/15/2043, Series 2025-2, Class A (1)	2,435	2,415
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049, Series 2019-1A, Class A2 (1)	4,081	3,913
4.01%, 12/05/2051, Series 2022-1A, Class A2II (1)	1,149	1,073
5.27%, 12/06/2055, Series 2025-1A, Class A2I (1)	5,925	5,877
5.77%, 06/05/2054, Series 2024-1A, Class A2I (1)	5,129	5,158
Porsche Innovative Lease Owner Trust 2024-2
4.35%, 10/20/2027, Series 2024-2A, Class A3 (1)	5,310	5,314
Prestige Auto Receivables Trust 2023-1
6.33%, 04/16/2029, Series 2023-1A, Class D (1)	4,170	4,175
Prestige Auto Receivables Trust 2023-2
7.71%, 08/15/2029, Series 2023-2A, Class D (1)	1,800	1,817
PRET 2025-NPL11 LLC
5.19%, 10/25/2055, Series 2025-NPL11, Class A1 (1)(3)	23,947	23,960
PRET 2025-NPL6 LLC
5.74%, 06/25/2055, Series 2025-NPL6, Class A1 (1)(3)	19,615	19,632
PRET 2025-NPL7 LLC
5.66%, 07/25/2055, Series 2025-NPL7, Class A1 (1)(3)	10,776	10,782
PRET 2025-NPL8 LLC
5.73%, 08/25/2055, Series 2025-NPL8, Class A1 (1)(3)	13,615	13,627
PRET 2026-NPL1 LLC
5.18%, 01/25/2056, Series 2026-NPL1, Class A1 (1)(3)	1,648	1,634

The accompanying notes are an integral part of these financial statements.

138

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
PRET 2026-NPL2 LLC
5.07%, 02/25/2056, Series 2026-NPL2, Class A1 (1)(3)		$8,340	$8,275
PRET 2026-NPL3 LLC
4.97%, 02/25/2056, Series 2026-NPL3, Class A1 (1)(3)		13,182	13,064
PRET 2026-NPL4 LLC
5.51%, 04/25/2056, Series 2026-NPL4, Class A1 (1)(3)		9,164	9,139
PRET 2026-NPL6 LLC
5.69%, 05/25/2056, Series 2026-NPL6, Class A1 (1)(3)		7,425	7,419
Progress Residential 2021-SFR5 Trust
2.21%, 07/17/2038, Series 2021-SFR5, Class E1 (1)		2,185	2,180
2.36%, 07/17/2038, Series 2021-SFR5, Class E2 (1)		545	544
Progress Residential 2021-SFR7 Trust
2.59%, 08/17/2040, Series 2021-SFR7, Class E1 (1)		3,970	3,741
2.64%, 08/17/2040, Series 2021-SFR7, Class E2 (1)		1,035	972
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1 (1)		1,130	1,064
3.01%, 11/17/2040, Series 2021-SFR9, Class E2 (1)		615	580
Progress Residential 2022-SFR5 Trust
4.90%, 06/17/2039, Series 2022-SFR5, Class B (1)		1,775	1,764
5.19%, 06/17/2039, Series 2022-SFR5, Class C (1)		3,215	3,193
Progress Residential 2023-SFR1 Trust
4.65%, 03/17/2040, Series 2023-SFR1, Class C (1)		950	934
4.65%, 03/17/2040, Series 2023-SFR1, Class D (1)		1,455	1,427
QTS Issuer ABS II LLC
5.34%, 07/05/2056, Series 2026-6A, Class A21 (1)		2,200	2,201
5.78%, 10/05/2055, Series 2025-1A, Class B (1)		5,350	5,122
6.73%, 01/05/2056, Series 2026-1A, Class B (1)		1,400	1,401
7.14%, 07/05/2056, Series 2026-6A, Class B (1)		10,900	10,907
RAAC Series 2006-RP4 Trust
4.31% (1 Month Term SOFR + 0.66%, 0.55% Floor, 14.00% Cap), 01/25/2046, Series 2006-RP4, Class M1 (1)(2)		2,391	2,389
RAMP Series 2005-RS5 Trust
4.78% (1 Month Term SOFR + 0.79%, 0.68% Floor, 14.00% Cap), 05/25/2035, Series 2005-RS5, Class M5 (2)		47	48
RAMP Series 2006-RZ5 Trust
4.12% (1 Month Term SOFR + 0.47%, 0.36% Floor, 14.00% Cap), 08/25/2046, Series 2006-RZ5, Class M1 (2)		14,024	12,533
Ramsgate DC Holdings UK 1 Sarl
5.48%, 02/28/2056, Series 1A, Class A (1)	GBP	4,500	5,915
RASC Series 2006-EMX6 Trust
4.30% (1 Month Term SOFR + 0.38%, 0.27% Floor, 14.00% Cap), 07/25/2036, Series 2006-EMX6, Class A4 (2)		$159	142
RASC Series 2007-KS3 Trust
4.44% (1 Month Term SOFR + 0.79%, 0.68% Floor, 14.00% Cap), 04/25/2037, Series 2007-KS3, Class AI4 (2)		14,677	14,203
RCKT Mortgage Trust 2024-CES5
5.85%, 08/25/2044, Series 2024-CES5, Class A1A (1)(3)		15,701	15,747
RCKT Mortgage Trust 2024-CES6
5.34%, 09/25/2044, Series 2024-CES6, Class A1A (1)(3)		5,627	5,623
RCKT Mortgage Trust 2024-CES8
5.49%, 11/25/2044, Series 2024-CES8, Class A1A (1)(3)		21,403	21,443
RCKT Mortgage Trust 2024-CES9
5.58%, 12/25/2044, Series 2024-CES9, Class A1A (1)(3)		8,022	8,038
RCKT Mortgage Trust 2026-CES4
5.12%, 04/25/2056, Series 2026-CES4, Class A1A (1)(3)		21,777	21,714
RCKT Mortgage Trust 2026-CES5
5.25%, 05/25/2056, Series 2026-CES5, Class A1A (1)(3)		5,464	5,444

The accompanying notes are an integral part of these financial statements.

139

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
RCO IX Mortgage LLC 2025-4
5.31%, 10/25/2030, Series 2025-4, Class A1 (1)(3)	$14,374	$14,373
RCO IX Mortgage LLC 2026-2
5.76%, 05/25/2031, Series 2026-2, Class A1 (1)(3)	14,566	14,541
RCO VIII Mortgage LLC 2025-3
6.43%, 05/25/2030, Series 2025-3, Class A1 (1)(3)	731	732
RCO X Mortgage LLC 2026-1
5.54%, 03/25/2031, Series 2026-1, Class A1 (1)(3)	13,419	13,394
Reach ABS Trust 2025-1
5.99%, 08/16/2032, Series 2025-1A, Class C (1)	580	583
Reach ABS Trust 2025-2
5.12%, 08/18/2032, Series 2025-2A, Class B (1)	4,145	4,131
Reach ABS Trust 2026-2
4.34%, 02/15/2035, Series 2026-2A, Class A (1)	12,769	12,756
Red Oak Funding Master Trust
5.61% (30-day Average SOFR + 2.00%), 12/20/2030, Series 2025-1A, Class A (1)(2)	6,440	6,476
Regional Management Issuance Trust 2024-2
5.11%, 12/15/2033, Series 2024-2, Class A (1)	3,795	3,800
5.74%, 12/15/2033, Series 2024-2, Class C (1)	915	918
Republic Finance Issuance Trust 2024-A
5.91%, 08/20/2032, Series 2024-A, Class A (1)	5,385	5,396
Republic Finance Issuance Trust 2024-B
5.42%, 11/20/2037, Series 2024-B, Class A (1)	6,255	6,283
RFS Asset Securitization II LLC
6.55%, 07/15/2031, Series 2024-1, Class A (1)	7,935	8,001
Sallie Mae Resecuritization FFELP Student Loan Trust 2026-1
4.04% (90-day Average SOFR + 0.37%), 04/26/2076, Series 2026-1A, Class 74A5 (1)(2)	73,204	69,906
Sallie Mae Resecuritization FFELP Student Loan Trust 2026-2
4.05% (90-day Average SOFR + 0.38%, 0.38% Floor), 07/28/2076, Series 2026-2A, Class 676A (1)(2)	62,028	60,191
Saluda Grade Alternative Mortgage Trust 2025-LOC4
5.38% (30-day Average SOFR + 1.75%), 06/25/2055, Series 2025-LOC4, Class A1A (1)(2)	10,645	10,707
Saluda Grade Alternative Mortgage Trust 2025-LOC5
5.45% (1 Month Term SOFR + 1.80%), 10/25/2055, Series 2025-LOC5, Class A1B (1)(2)	14,500	14,609
Santander Drive Auto Receivables Trust 2024-2
6.28%, 08/15/2031, Series 2024-2, Class D	400	408
Santander Drive Auto Receivables Trust 2024-3
5.97%, 10/15/2031, Series 2024-3, Class D	11,735	11,916
Santander Drive Auto Receivables Trust 2024-5
4.62%, 11/15/2028, Series 2024-5, Class A3	1,166	1,167
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028, Series 2025-3, Class A2	5,503	5,508
Santander Drive Auto Receivables Trust 2025-4
4.28%, 01/15/2029, Series 2025-4, Class A2	5,940	5,938
Santander Drive Auto Receivables Trust 2026-1
4.04%, 03/15/2029, Series 2026-1, Class A2	27,743	27,701
Saxon Asset Securities Trust 2006-1
4.23% (1 Month Term SOFR + 0.58%, 0.47% Floor, 12.25% Cap), 03/25/2036, Series 2006-1, Class M1 (2)	531	533
Saxon Asset Securities Trust 2007-2
3.96% (1 Month Term SOFR + 0.31%, 0.20% Floor), 05/25/2047, Series 2007-2, Class A1 (2)	13,557	11,676
Saxon Asset Securities Trust 2007-3
4.07% (1 Month Term SOFR + 0.42%, 0.31% Floor), 09/25/2037, Series 2007-3, Class 1A (2)	7,485	7,275
SBNA Auto Lease Trust 2024-C
4.56%, 02/22/2028, Series 2024-C, Class A3 (1)	13,606	13,620
SBNA Auto Receivables Trust 2024-A
5.21%, 04/16/2029, Series 2024-A, Class A4 (1)	3,050	3,059
5.32%, 12/15/2028, Series 2024-A, Class A3 (1)	1,154	1,155
5.59%, 01/15/2030, Series 2024-A, Class C (1)	200	202
6.04%, 04/15/2030, Series 2024-A, Class D (1)	400	404

The accompanying notes are an integral part of these financial statements.

140

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
SCCU Auto Receivables Trust 2025-1
4.67%, 11/15/2028, Series 2025-1A, Class A2 (1)	$3,145	$3,148
SCCU Auto Receivables Trust 2026-1
3.89%, 04/15/2027, Series 2026-1A, Class A1 (1)	2,417	2,417
4.18%, 08/15/2029, Series 2026-1A, Class A2 (1)	4,000	3,992
4.36%, 08/15/2031, Series 2026-1A, Class A3 (1)	5,800	5,756
Scoot 2026-1A
6.38%, 05/20/2056, Series 2026-1A (1)	6,030	6,050
SEB Funding LLC
7.39%, 04/30/2054, Series 2024-1A, Class A2 (1)	8,419	8,529
Securitized Asset Backed Receivables LLC Trust 2004-OP1
4.53% (1 Month Term SOFR + 0.88%, 0.77% Floor), 02/25/2034, Series 2004-OP1, Class M1 (2)	2,258	2,252
Securitized Asset Backed Receivables LLC Trust 2005-HE1
4.41% (1 Month Term SOFR + 0.76%, 0.65% Floor), 10/25/2035, Series 2005-HE1, Class M1 (2)	2,024	1,680
Securitized Asset Backed Receivables LLC Trust 2006-CB5
4.04% (1 Month Term SOFR + 0.39%, 0.28% Floor), 06/25/2036, Series 2006-CB5, Class A3 (2)	3,147	2,138
Securitized Asset Backed Receivables LLC Trust 2007-BR2
4.22% (1 Month Term SOFR + 0.57%, 0.46% Floor), 02/25/2037, Series 2007-BR2, Class A2 (2)	3,207	1,418
ServiceMaster Funding LLC
2.84%, 01/30/2051, Series 2020-1, Class A2I (1)	607	581
SF Abs Issuer LLC
5.38%, 11/25/2055, Series 2025-1A, Class A2 (1)	21,865	21,496
SFS Auto Receivables Securitization Trust 2023-1
5.97%, 02/20/2031, Series 2023-1A, Class C (1)	1,965	1,994
SFS Auto Receivables Securitization Trust 2024-3
4.55%, 06/20/2030, Series 2024-3A, Class A3 (1)	7,837	7,848
SFS Auto Receivables Securitization Trust 2025-1
5.11%, 02/20/2031, Series 2025-1A, Class B (1)	1,200	1,212
5.20%, 10/20/2032, Series 2025-1A, Class C (1)	3,400	3,432
SFS Auto Receivables Securitization Trust 2025-2
5.05%, 04/20/2033, Series 2025-2A, Class C (1)	4,400	4,418
SFS Auto Receivables Securitization Trust 2026-1
3.91%, 08/20/2029, Series 2026-1A, Class A2A (1)	8,100	8,077
SFS Auto Receivables Securitization Trust 2026-2
4.27%, 10/22/2029, Series 2026-2A, Class A2A (1)	10,900	10,891
Shentel Issuer LLC
5.64%, 12/20/2055, Series 2025-1A, Class A2 (1)	11,445	11,504
Sierra Timeshare 2023-1 Receivables Funding LLC
7.00%, 01/20/2040, Series 2023-1A, Class C (1)	298	304
Sierra Timeshare 2023-2 Receivables Funding LLC
7.30%, 04/20/2040, Series 2023-2A, Class C (1)	349	358
Sierra Timeshare 2023-3 Receivables Funding LLC
7.12%, 09/20/2040, Series 2023-3A, Class C (1)	1,086	1,110
Slam 2021-1 Ltd.
2.43%, 06/15/2046, Series 2021-1A, Class A (1)	6,785	6,446
Slam Ltd.
5.34%, 09/15/2049, Series 2024-1A, Class A (1)	8,297	8,214
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033, Series 2003-B, Class A3 (4)	560	556
SLM Private Credit Student Loan Trust 2005-B
4.26% (3 Month Term SOFR + 0.59%), 06/15/2039, Series 2005-B, Class A4 (2)	2,027	1,999
SLM Student Loan Trust 2003-12
4.57% (90-day Average SOFR + 0.93%), 12/15/2068, Series 2003-12, Class A6 (1)(2)	45,819	45,504
SLM Student Loan Trust 2003-7
5.10% (90-day Average SOFR + 1.46%, 1.20% Floor), 12/15/2033, Series 2003-7A, Class A5A (1)(2)	3,272	3,223
SLM Student Loan Trust 2005-4
4.10% (90-day Average SOFR + 0.43%), 07/25/2040, Series 2005-4, Class A4 (2)	6,323	6,226

The accompanying notes are an integral part of these financial statements.

141

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
SLM Student Loan Trust 2006-10
4.15% (90-day Average SOFR + 0.48%), 03/25/2044, Series 2006-10, Class B (2)	$817	$776
SLM Student Loan Trust 2007-7
4.26% (90-day Average SOFR + 0.59%), 04/25/2027, Series 2007-7, Class A4 (2)	549	545
SLM Student Loan Trust 2008-5
5.63% (90-day Average SOFR + 1.96%, 1.70% Floor), 10/25/2026, Series 2008-5, Class A4 (2)	633	635
5.78% (90-day Average SOFR + 2.11%, 1.85% Floor), 07/25/2073, Series 2008-5, Class B (2)	7,350	7,878
SLM Student Loan Trust 2008-7
4.83% (90-day Average SOFR + 1.16%), 10/25/2026, Series 2008-7, Class A4 (2)	2,832	2,796
SLM Student Loan Trust 2012-1
4.69% (30-day Average SOFR + 1.06%, 0.95% Floor), 09/25/2028, Series 2012-1, Class A3 (2)	4,855	4,803
SLM Student Loan Trust 2012-2
4.44% (30-day Average SOFR + 0.81%), 01/25/2029, Series 2012-2, Class A (2)	6,229	6,118
SLM Student Loan Trust 2012-7
4.39% (30-day Average SOFR + 0.76%, 0.65% Floor), 06/25/2027, Series 2012-7, Class A3 (2)	2,046	2,005
5.54% (30-day Average SOFR + 1.91%, 1.80% Floor), 09/25/2043, Series 2012-7, Class B (2)	2,220	2,212
SLM Student Loan Trust 2014-1
4.34% (30-day Average SOFR + 0.71%), 02/26/2029, Series 2014-1, Class A3 (2)	1,227	1,196
SMB Private Education Loan Trust 2018-A
3.50%, 02/15/2036, Series 2018-A, Class A2A (1)	644	642
3.96%, 07/15/2042, Series 2018-A, Class B (1)	125	123
SMB Private Education Loan Trust 2018-B
3.60%, 01/15/2037, Series 2018-B, Class A2A (1)	336	334
4.00%, 07/15/2042, Series 2018-B, Class B (1)	910	892
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035, Series 2018-C, Class A2A (1)	972	967
4.00%, 11/17/2042, Series 2018-C, Class B(1)	770	753
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036, Series 2019-A, Class A2A (1)	405	402
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037, Series 2019-B, Class A2A (1)	1,092	1,073
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037, Series 2020-A, Class A2A (1)	2,176	2,117
SMB Private Education Loan Trust 2020-PTB
1.60%, 09/15/2054, Series 2020-PTB, Class A2A (1)	690	653
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053, Series 2021-A, Class APT1 (1)	1,262	1,158
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053, Series 2021-D, Class A1A (1)	553	522
SMB Private Education Loan Trust 2022-B
3.94%, 02/16/2055, Series 2022-B, Class A1A (1)	16,294	15,682
5.04% (30-day Average SOFR + 1.45%), 02/16/2055, Series 2022-B, Class A1B (1)(2)	14,695	14,700
SMB Private Education Loan Trust 2023-C
6.36%, 11/15/2052, Series 2023-C, Class B (1)	3,570	3,682
SMB Private Education Loan Trust 2023-D
5.24% (30-day Average SOFR + 1.65%, 1.65% Floor), 09/15/2053, Series 2023-D, Class A1B (1)(2)	10,786	10,915
6.15%, 09/15/2053, Series 2023-D, Class A1A (1)	6,636	6,859
6.93%, 09/15/2053, Series 2023-D, Class B (1)	4,535	4,689
7.54%, 09/15/2053, Series 2023-D, Class C (1)	1,034	1,068
8.87%, 09/15/2053, Series 2023-D, Class D (1)	2,110	2,117
SMB Private Education Loan Trust 2024-A
5.24%, 03/15/2056, Series 2024-A, Class A1A (1)	37,746	37,902
SMB Private Education Loan Trust 2024-C
5.50%, 06/17/2052, Series 2024-C, Class A1A (1)	3,449	3,478
SMB Private Education Loan Trust 2024-D
5.38%, 07/15/2053, Series 2024-D, Class A1A (1)	20,692	20,830
SMB Private Education Loan Trust 2024-E
5.09%, 10/16/2056, Series 2024-E, Class A1A (1)	35,156	35,122

The accompanying notes are an integral part of these financial statements.

142

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
SMB Private Education Loan Trust 2024-F
5.06%, 03/16/2054, Series 2024-F, Class A1A (1)	$7,431	$7,428
SMB Private Education Loan Trust 2025-A
5.13%, 04/15/2054, Series 2025-A, Class A1A (1)	8,091	8,091
SMB Private Education Loan Trust 2025-C
0.00%, 03/15/2055, Series 2025-C, Class R (1)(5)	3	37
4.78%, 03/15/2055, Series 2025-C, Class C (1)	2,400	2,325
4.79% (30-day Average SOFR + 1.20%, 1.20% Floor), 03/15/2055, Series 2025-C, Class A1B (1)(2)	4,935	4,943
4.96%, 03/15/2055, Series 2025-C, Class A1A (1)	44,687	44,485
5.10%, 03/15/2055, Series 2025-C, Class B (1)	2,400	2,365
5.26%, 03/15/2055, Series 2025-C, Class D (1)	4,700	4,370
SMB Private Education Loan Trust 2026-A
4.68%, 12/15/2053, Series 2026-A, Class A1A (1)	17,047	16,700
SMB Private Education Loan Trust 2026-B
5.03%, 03/15/2056, Series 2026-B, Class A1A (1)	59,560	59,090
SMB Private Education Loan Trust 2026-C
0.00%, 11/16/2054, Series 2026-C, Class R (1)(5)	3	15
4.79% (30-day Average SOFR + 1.20%, 1.20% Floor), 11/16/2054, Series 2026-C, Class A1B (1)(2)	6,901	6,837
5.09%, 11/16/2054, Series 2026-C, Class A1A (1)	50,609	50,167
5.60%, 11/16/2054, Series 2026-C, Class B (1)	3,129	3,157
6.03%, 11/16/2054, Series 2026-C, Class C (1)	626	625
6.80%, 11/16/2054, Series 2026-C, Class D (1)	5,006	5,135
SoFi Consumer Loan Program 2025-3 Trust
4.47%, 08/15/2034, Series 2025-3, Class A (1)	3,319	3,319
SoFi Consumer Loan Program 2025-4 Trust
4.24%, 08/25/2035, Series 2025-4, Class A (1)	3,227	3,223
SoFi Consumer Loan Program 2025-A Trust
0.00%, 03/27/2034, Series 2025-A, Class R (1)(5)	4,155	5,026
4.91%, 03/27/2034, Series 2025-A, Class A (1)	10,655	10,673
5.25%, 03/27/2034, Series 2025-A, Class B (1)	3,796	3,817
5.77%, 03/27/2034, Series 2025-A, Class C (1)	2,944	2,982
6.26%, 03/27/2034, Series 2025-A, Class D (1)	2,177	2,201
SoFi Consumer Loan Program 2025-C Trust
0.00%, 10/25/2034, Series 2025-C, Class R (1)(5)	3,795	5,264
4.19%, 10/25/2034, Series 2025-C, Class A (1)	18,588	18,513
4.53%, 10/25/2034, Series 2025-C, Class B (1)	3,787	3,750
4.90%, 10/25/2034, Series 2025-C, Class C (1)	2,942	2,920
5.20%, 10/25/2034, Series 2025-C, Class D (1)	2,170	2,146
Sofi Consumer Loan Program 2026-A Trust
0.00%, 02/25/2035, Series 2026-A, Class R (1)(5)	4,045	3,969
4.38%, 02/25/2035, Series 2026-A, Class A (1)(5)	34,704	34,703
5.01%, 02/25/2035, Series 2026-A, Class B (1)(5)	3,787	3,786
5.25%, 02/25/2035, Series 2026-A, Class C (1)(5)	2,942	2,942
5.61%, 02/25/2035, Series 2026-A, Class D (1)(5)	2,170	2,170
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048, Series 2018-C, Class BFX (1)	1,875	1,806
Soundview Home Loan Trust 2006-OPT5
4.24% (1 Month Term SOFR + 0.59%, 0.48% Floor), 07/25/2036, Series 2006-OPT5, Class 2A4 (2)	18,280	16,929
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
3.77%, 02/25/2037, Series 2006-BC2, Class A2C (3)	9,525	2,970
Specialty Underwriting & Residential Finance Trust Series 2006-BC5
4.04% (1 Month Term SOFR + 0.39%, 0.28% Floor), 11/25/2037, Series 2006-BC5, Class A1 (2)	7,935	6,408
Sprite 2026-1 Ltd.
5.23%, 03/15/2041, Series 2026-1, Class A (1)	15,434	15,170
9.41%, 03/15/2041, Series 2026-1, Class C (1)	9,238	9,082
Stellantis Financial Underwritten Enhanced Lease Trust 2026-A
3.89%, 05/20/2027, Series 2026-AA, Class A1 (1)	54,335	54,317

The accompanying notes are an integral part of these financial statements.

143

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
Stream Innovations 2024-1 Issuer Trust
6.27%, 07/15/2044, Series 2024-1A, Class A (1)	$547	$561
Stream Innovations 2024-2 Issuer Trust
5.21%, 02/15/2045, Series 2024-2A, Class A (1)	2,889	2,871
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1
4.09%, 02/25/2035, Series 2005-1, Class 1A1 (4)	2,606	2,487
Structured Asset Investment Loan Trust 2004-8
4.66% (1 Month Term SOFR + 1.01%, 0.90% Floor), 09/25/2034, Series 2004-8, Class M1 (2)	282	270
Structured Asset Investment Loan Trust 2004-9
4.86% (1 Month Term SOFR + 1.21%, 1.10% Floor), 10/25/2034, Series 2004-9, Class M2 (2)	2,781	2,778
Structured Asset Investment Loan Trust 2005-HE2
4.51% (1 Month Term SOFR + 0.86%, 0.75% Floor), 07/25/2035, Series 2005-HE2, Class M2 (2)	2,327	2,306
Structured Asset Mortgage Investments II Trust 2007-AR3
4.14% (1 Month Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap), 09/25/2047, Series 2007-AR3, Class 2A1 (2)	8,970	8,384
Subway Funding LLC
5.25%, 07/30/2054, Series 2024-3A, Class A2I (1)	4,925	4,834
6.03%, 07/30/2054, Series 2024-1A, Class A2I (1)	18,912	18,989
SUNNOVA HELIOS II ISSUER LLC 2019-A
3.75%, 06/20/2046, Series 2019-AA, Class A (1)	1,145	1,059
Sunnova Helios XIII Issuer LLC
5.30%, 02/20/2051, Series 2024-A, Class A (1)	1,015	882
Sunnova Sol III Issuer LLC
2.58%, 04/28/2056, Series 2021-1, Class A (1)	968	840
Sunrun Demeter Issuer 2021-2 LLC
2.27%, 01/30/2057, Series 2021-2A, Class A (1)	1,084	991
SVC ABS LLC
5.80%, 03/20/2056, Series 2026-1A, Class B (1)	14,991	14,533
Switch ABS Issuer LLC
5.04%, 03/25/2055, Series 2025-1A, Class A2 (1)	13,460	13,115
Terwin Mortgage Trust Series TMTS 2005-6HE
4.96% (1 Month Term SOFR + 1.31%, 1.20% Floor), 04/25/2036, Series 2005-6HE, Class M6 (2)	2,787	2,780
Thrust Engine Leasing 2021 DAC
4.16%, 07/15/2040, Series 2021-1A, Class A (1)	4,236	4,182
TIF Funding III LLC
5.48%, 04/20/2049, Series 2024-1A, Class A (1)	2,872	2,872
TMCL VII Holdings Ltd.
6.43%, 07/23/2050, Series 2025-1H, Class A (1)	11,770	11,692
T-Mobile U.S. Trust 2024-2
4.25%, 05/21/2029, Series 2024-2A, Class A (1)	6,900	6,898
Topaz Solar Farms LLC
4.88%, 09/30/2039 (1)	333	294
Towd Point Mortgage Trust 2024-CES4
5.12%, 09/25/2064, Series 2024-CES4, Class A1 (1)(3)	16,649	16,596
Towd Point Mortgage Trust 2025-CES2
5.58%, 07/25/2065, Series 2025-CES2, Class A2 (1)(3)	20,377	20,335
Toyota Auto Receivables 2024-A Owner Trust
4.83%, 10/16/2028, Series 2024-A, Class A3	3,201	3,210
Toyota Auto Receivables 2024-D Owner Trust
4.40%, 06/15/2029, Series 2024-D, Class A3	12,378	12,384
Toyota Auto Receivables 2025-C Owner Trust
4.19%, 01/15/2031, Series 2025-C, Class A4	16,000	15,879
Toyota Auto Receivables 2025-D Owner Trust
3.94%, 02/17/2031, Series 2025-D, Class A4	11,986	11,816
Trafigura Securitisation Finance Plc
5.03% (SOFR + 1.40%, 1.40% Floor), 11/15/2027, Series 2024-1A, Class A1 (1)(2)	17,950	18,014
5.12%, 12/15/2029, Series 2026-1A, Class A (1)	10,120	10,098
Tricon American Homes 2020-SFR2 Trust
2.73%, 11/17/2039, Series 2020-SFR2, Class E1 (1)	1,855	1,779

The accompanying notes are an integral part of these financial statements.

144

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
TSC SPV Funding LLC
5.95%, 05/20/2056, Series 2026-1A, Class A2 (1)	$3,200	$3,197
Uniti Fiber Abs Issuer LLC
5.88%, 04/20/2055, Series 2025-1A, Class A2 (1)	1,600	1,619
UPG HI 2026-1 Issuer Trust
5.03%, 02/25/2048, Series 2026-1, Class A (1)	3,051	3,039
Upgrade Personal Loan Prime Trust Series 2026-P1
15.03%, 06/20/2034, Series 2026-P1, Class CERT (1)(5)	96,761	97,526
Upstart Structured Pass-Through Trust Series 2022-2A
4.25%, 06/17/2030, Series 2022-2A, Class A (1)	145	145
USB Auto Owner Trust 2025-1
5.40%, 12/15/2032, Series 2025-1A, Class D (1)	700	698
Vantage Data Centers Issuer LLC
2.17%, 10/15/2046, Series 2021-1A, Class A2 (1)	20,075	19,925
5.10%, 09/15/2054, Series 2024-1A, Class A2 (1)	9,375	9,241
Vantage Data Centers LLC
1.99%, 09/15/2045, Series 2020-2A, Class A2 (1)	3,040	2,915
VB-S1 Issuer LLC – VBTEL
4.29%, 02/15/2052, Series 2022-1A, Class D (1)	10,305	10,177
VCAT 2025-NPL3 LLC
5.89%, 02/25/2055, Series 2025-NPL3, Class A1 (1)(3)	9,034	9,039
VCAT 2026-NPL1 LLC
5.10%, 01/25/2056, Series 2026-NPL1, Class A1 (1)(3)	5,421	5,380
Verizon Master Trust
4.17%, 08/20/2030, Series 2024-6, Class A1A	48,100	48,038
Veros Auto Receivables Trust 2026-1
5.22%, 07/15/2031, Series 2026-1, Class C (1)	1,100	1,096
Volkswagen Auto Loan Enhanced Trust 2023-2
5.48%, 12/20/2028, Series 2023-2, Class A3	3,699	3,724
Volofin Finance Designated Activity Co.
5.94%, 06/15/2037, Series 2024-1A, Class A (1)	3,396	3,418
Volvo Financial Equipment LLC Series 2024-1
4.56%, 05/17/2027, Series 2024-1A, Class A2 (1)	363	363
VStrong Auto Receivables Trust 2024-A
7.29%, 07/15/2030, Series 2024-A, Class D (1)	300	311
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
3.98%, 02/25/2037, Series 2007-HY1, Class 4A1 (4)	4,690	4,244
WATR I 2025-1 Issuer Trust
0.00%, 06/17/2050, Series 2025-1, Class R (1)(5)	3,309	5,866
5.25%, 06/17/2050, Series 2025-1, Class A (1)(5)	18,355	18,355
5.56%, 06/17/2050, Series 2025-1, Class B (1)(5)	5,300	5,300
5.81%, 06/17/2050, Series 2025-1, Class C (1)(5)	3,300	3,300
6.77%, 06/17/2050, Series 2025-1, Class D (1)(5)	5,800	5,800
Watr I 2025-2 Issuer Trust
0.00%, 09/16/2050, Series 2025-2, Class R (1)(5)	3,966	7,074
4.79%, 09/16/2050, Series 2025-2, Class A (1)(5)	20,539	20,539
5.04%, 09/16/2050, Series 2025-2, Class B (1)(5)	7,399	7,399
5.24%, 09/16/2050, Series 2025-2, Class C (1)(5)	4,900	4,900
6.16%, 09/16/2050, Series 2025-2, Class D (1)(5)	5,100	5,100
Watr I 2026-1 Issuer Trust
0.00%, 02/17/2051, Series 2026-1, Class R (1)(5)	5,075	6,948
4.94%, 02/17/2051, Series 2026-1, Class A (1)	21,603	21,552
5.23%, 02/17/2051, Series 2026-1, Class B (1)	7,855	7,838
5.48%, 02/17/2051, Series 2026-1, Class C (1)	4,457	4,448
6.21%, 02/17/2051, Series 2026-1, Class D(1)	7,143	7,129
WAVE 2019-1 LLC
3.60%, 09/15/2044, Series 2019-1, Class A (1)	283	278

The accompanying notes are an integral part of these financial statements.

145

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Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.52% – (continued)
Western Funding Auto Loan Trust 2025-1
5.34%, 11/15/2035, Series 2025-1, Class C (1)	$2,100	$2,104
Westlake Automobile Receivables Trust 2023-1
6.79%, 11/15/2028, Series 2023-1A, Class D (1)	2,480	2,505
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D (1)	4,547	4,593
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029, Series 2023-3A, Class D (1)	5,675	5,744
Westlake Automobile Receivables Trust 2023-4
7.19%, 07/16/2029, Series 2023-4A, Class D (1)	9,020	9,220
Westlake Automobile Receivables Trust 2024-2
5.91%, 04/15/2030, Series 2024-2A, Class D (1)	2,400	2,431
Westlake Automobile Receivables Trust 2024-3
4.71%, 04/17/2028, Series 2024-3A, Class A3 (1)	4,782	4,788
5.21%, 04/15/2030, Series 2024-3A, Class D (1)	6,605	6,632
Westlake Automobile Receivables Trust 2025-1
5.54%, 11/15/2030, Series 2025-1A, Class D (1)	3,500	3,532
Westlake Automobile Receivables Trust 2026-2
4.08%, 04/15/2027, Series 2026-2A, Class A1 (1)	17,656	17,655
4.26%, 06/15/2029, Series 2026-2A, Class A2A (1)	20,300	20,284
Westlake Automobile Receivables Trust 2026-P1
3.84%, 01/16/2029, Series 2026-P1, Class A2 (1)	10,000	9,975
3.87%, 01/15/2027, Series 2026-P1, Class A1 (1)	1,794	1,794
Willis Engine Structured Trust VI
3.10%, 05/15/2046, Series 2021-A, Class A (1)	1,970	1,847
Willis Engine Structured Trust VII
8.00%, 10/15/2048, Series 2023-A, Class A (1)	795	804
World Omni Auto Receivables Trust 2022-D
5.61%, 02/15/2028, Series 2022-D, Class A3	60	60

Total Asset-Backed Obligations (Cost: $5,643,127)		5,547,706

Collateralized Loan Obligations – 2.89%
522 Funding CLO 2017-1 A Ltd
(3 Month Term SOFR + 1.50%), 10/20/2034, Series 2017-1AR, Class BR2 (1)	9,600	9,600
522 Funding CLO 2019-5 Ltd.
4.69% (3 Month Term SOFR + 1.02%, 1.02% Floor), 04/15/2035, Series 2019-5A, Class AR2 (1)(2)	13,000	13,011
522 Funding CLO 2020-6 Ltd.
4.87% (3 Month Term SOFR + 1.20%, 1.20% Floor), 10/23/2034, Series 2020-6A, Class A1R2 (1)(2)	21,500	21,498
720 East CLO VI Ltd.
5.04% (3 Month Term SOFR + 1.36%, 1.36% Floor), 01/20/2038, Series 2024-3A, Class A1 (1)(2)	7,440	7,463
Abry Liquid Credit CLO 2026-3 Ltd.
4.90% (3 Month Term SOFR + 1.23%, 1.23% Floor), 04/20/2039, Series 2026-3A, Class A1 (1)(2)	6,500	6,492
Acore 2026-FL1 Issuer LLC
5.34% (1 Month Term SOFR + 1.70%, 1.70% Floor), 08/20/2043, Series 2026-FL1, Class AS (1)(2)	12,500	12,500
AGL CLO 14 Ltd.
4.80% (3 Month Term SOFR + 1.13%, 1.13% Floor), 12/02/2034, Series 2021-14A, Class AR (1)(2)	10,000	9,999
AGL CLO 42 Ltd.
4.96% (3 Month Term SOFR + 1.30%, 1.30% Floor), 07/22/2038, Series 2025-42A, Class A1 (1)(2)	6,980	6,993
Allegro CLO X Ltd.
4.81% (3 Month Term SOFR + 1.13%, 1.13% Floor), 04/20/2032, Series 2019-1A, Class ARR (1)(2)	5,481	5,481
AMMC CLO 24 Ltd.
4.88% (3 Month Term SOFR + 1.20%, 1.20% Floor), 01/20/2035, Series 2021-24A, Class AR (1)(2)	35,185	35,189
AMMC CLO 28 Ltd.
5.23% (3 Month Term SOFR + 1.55%, 1.55% Floor), 07/20/2037, Series 2024-28A, Class A1A (1)(2)	24,000	24,007
Anchorage Capital CLO 6 Ltd.
5.03% (3 Month Term SOFR + 1.37%, 1.37% Floor), 07/22/2038, Series 2015-6A, Class AR4 (1)(2)	8,625	8,647

The accompanying notes are an integral part of these financial statements.

146

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Collateralized Loan Obligations – 2.89% – (continued)
Anchorage Credit Funding 18 Ltd.
5.33%, 10/22/2040, Series 2025-18A, Class A (1)		$14,300	$14,347
5.70%, 10/22/2040, Series 2025-18A, Class B (1)		2,800	2,809
Aqueduct European CLO 15 DAC
4.10% (3 Month €STR + 2.00%, 2.00% Floor), 01/25/2039, Series 2025-15A, Class BR3 (1)(2)	EUR	9,250	10,615
Aqueduct European CLO 8 DAC
4.20% (3 Month €STR + 2.00%, 2.00% Floor), 01/15/2039, Series 2024-8A, Class BR (1)(2)		4,550	5,220
Ares European CLO XVII DAC
4.10% (3 Month €STR + 1.90%, 1.90% Floor), 01/15/2040, Series 17A, Class BR (1)(2)		12,500	14,308
ARES LX CLO Ltd.
4.64% (3 Month Term SOFR + 0.96%, 0.96% Floor), 07/18/2034, Series 2021-60A, Class AR2 (1)(2)		$22,050	22,037
Ares LXII CLO Ltd.
5.17% (3 Month Term SOFR + 1.50%, 1.50% Floor), 01/25/2034, Series 2021-62A, Class BR (1)(2)		12,150	12,154
Ares LXV CLO Ltd.
4.79% (3 Month Term SOFR + 1.12%, 1.12% Floor), 07/25/2034, Series 2022-65A, Class A1R (1)(2)		16,290	16,304
Atlantic Avenue 2024-3 Ltd.
4.94% (3 Month Term SOFR + 1.26%, 1.26% Floor), 01/20/2035, Series 2024-3A, Class A (1)(2)		19,000	19,003
Bain Capital Credit CLO 2020-2 Ltd.
4.66% (3 Month Term SOFR + 0.98%, 0.98% Floor), 07/19/2034, Series 2020-2A, Class AR3 (1)(2)		20,000	19,998
Bain Capital Credit CLO 2021-3 Ltd.
4.73% (3 Month Term SOFR + 1.06%, 1.06% Floor), 07/24/2034, Series 2021-3A, Class AR (1)(2)		17,100	17,098
Bain Capital Credit CLO 2021-4 Ltd.
4.68% (3 Month Term SOFR + 1.00%, 1.00% Floor), 10/20/2034, Series 2021-4A, Class A1RR (1)(2)		18,000	18,005
Bain Capital Credit CLO 2022-4 Ltd.
5.06% (3 Month Term SOFR + 1.38%, 1.38% Floor), 10/16/2037, Series 2022-4A, Class A1R (1)(2)		6,135	6,146
Ballyrock CLO 20 Ltd.
4.72% (3 Month Term SOFR + 1.05%, 1.05% Floor), 10/15/2036, Series 2022-20A, Class A1A3 (1)(2)		19,500	19,510
Barings CLO Ltd. 2021-III
4.81% (3 Month Term SOFR + 1.13%, 1.13% Floor), 01/18/2035, Series 2021-3A, Class AR (1)(2)		19,000	18,999
BBAM European CLO II DAC
3.22% (3 Month €STR + 1.02%, 1.02% Floor), 10/15/2034, Series 2A, Class A (1)(2)	EUR	10,000	11,419
Benefit Street Partners CLO 43 Ltd.
4.95% (3 Month Term SOFR + 1.27%, 1.27% Floor), 10/20/2038, Series 2025-43A, Class A (1)(2)		$2,080	2,086
Benefit Street Partners CLO Ltd.
4.86% (3 Month Term SOFR + 1.18%, 1.18% Floor), 04/20/2038, Series 2015-6BR, Class A1R (1)(2)		3,240	3,241
Benefit Street Partners CLO XXVIII Ltd.
5.38% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/20/2037, Series 2022-28A, Class BR (1)(2)		9,830	9,841
Benefit Street Partners CLO XXXVII Ltd.
5.32% (3 Month Term SOFR + 1.65%, 1.65% Floor), 01/25/2038, Series 2024-37A, Class B (1)(2)		4,275	4,280
Bethpage Park CLO Ltd.
4.70% (3 Month Term SOFR + 1.06%, 1.06% Floor), 10/15/2036, Series 2021-1A, Class AR (1)(2)		19,240	19,242
Birch Grove CLO 13 Ltd.
4.98% (3 Month Term SOFR + 1.31%, 1.31% Floor), 10/23/2038, Series 2025-13A, Class A1 (1)(2)		8,855	8,871
Birch Grove CLO 6 Ltd.
5.06% (3 Month Term SOFR + 1.38%, 1.38% Floor), 07/20/2037, Series 2023-6A, Class A1R (1)(2)		5,195	5,214
Birch Grove CLO 7 Ltd.
4.94% (3 Month Term SOFR + 1.26%, 1.26% Floor), 10/20/2038, Series 2023-7A, Class A1R (1)(2)		7,195	7,207
Birch Grove CLO 9 Ltd.
5.06% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/22/2037, Series 2024-9A, Class A1 (1)(2)		29,940	30,009
BlueMountain CLO 2015-4 Ltd.
4.98% (3 Month Term SOFR + 1.30%, 1.30% Floor), 04/20/2030, Series 2015-4A, Class CR2 (1)(2)		5,950	5,949
Canyon CLO 2020-1 Ltd.
4.75% (3 Month Term SOFR + 1.08%, 1.08% Floor), 07/15/2034, Series 2020-1A, Class AR2 (1)(2)		4,800	4,803
CIFC Funding 2014-IV-R Ltd.
4.67% (3 Month Term SOFR + 0.99%, 0.99% Floor), 01/17/2035, Series 2014-4RA, Class A1A2 (1)(2)		20,210	20,221
CIFC Funding 2018-I Ltd.
5.00% (3 Month Term SOFR + 1.32%, 1.32% Floor), 01/18/2038, Series 2018-1A, Class A1R (1)(2)		27,385	27,438

The accompanying notes are an integral part of these financial statements.

147

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Collateralized Loan Obligations – 2.89% – (continued)
CIFC Funding 2019-IV Ltd.
4.97% (3 Month Term SOFR + 1.30%, 1.30% Floor), 07/15/2038, Series 2019-4A, Class A1R2 (1)(2)		$5,990	$6,001
CIFC Funding 2019-VII Ltd.
4.96% (3 Month Term SOFR + 1.28%, 1.28% Floor), 10/19/2038, Series 2019-7A, Class A1R (1)(2)		6,065	6,075
CIFC Funding 2021-IV Ltd.
5.03% (3 Month Term SOFR + 1.36%, 1.36% Floor), 07/23/2037, Series 2021-4A, Class AR (1)(2)		2,060	2,061
CIFC Funding 2021-VI Ltd.
4.88% (3 Month Term SOFR + 1.21%, 1.21% Floor), 07/15/2039, Series 2021-6A, Class A1R (1)(2)		2,110	2,110
CIFC Funding 2022-II Ltd.
5.08% (3 Month Term SOFR + 1.40%, 1.40% Floor), 04/19/2035, Series 2022-2A, Class BR (1)(2)		5,250	5,247
Crown City CLO I
5.05% (3 Month Term SOFR + 1.37%, 1.37% Floor), 07/20/2038, Series 2020-1A, Class A1RR (1)(2)		10,080	10,105
CVC Cordatus Opportunity Loan Fund-R DAC
2.82% (3 Month €STR + 0.84%, 0.84% Floor), 08/15/2033, Series 1A, Class AR (1)(2)	EUR	6,179	7,049
Diameter Capital CLO 10 Ltd.
4.99% (3 Month Term SOFR + 1.31%, 1.31% Floor), 04/20/2038, Series 2025-10A, Class A (1)(2)		$3,690	3,695
Diameter Capital CLO 4 Ltd.
4.90% (3 Month Term SOFR + 1.23%, 1.23% Floor), 01/15/2039, Series 2022-4A, Class ARR (1)(2)		4,295	4,300
Dryden 64 CLO Ltd.
4.91% (3 Month Term SOFR + 1.23%), 04/18/2031, Series 2018-64A, Class A (1)(2)		1,102	1,102
Dryden 68 CLO Ltd.
4.77% (3 Month Term SOFR + 1.10%, 1.10% Floor), 07/15/2035, Series 2019-68A, Class ARR (1)(2)		21,000	21,002
Dryden 98 CLO Ltd.
4.70% (3 Month Term SOFR + 1.02%, 1.02% Floor), 04/20/2035, Series 2022-98A, Class AR (1)(2)		25,000	24,988
Dwight 2026-Fl2 Issuer LLC
5.60% (1 Month Term SOFR + 2.00%, 2.00% Floor), 01/18/2044, Series 2026-FL2, Class B (1)(2)		10,000	10,006
Elevation CLO 2022-16 Ltd.
4.80% (3 Month Term SOFR + 1.13%, 1.13% Floor), 07/25/2034, Series 2022-16A, Class A1AR (1)(2)		16,100	16,101
Elm Park CLO DAC
4.15% (3 Month €STR + 1.95%, 1.95% Floor), 01/15/2038, Series 1A, Class BR3 (1)(2)	EUR	4,500	5,165
Elmwood CLO IV Ltd.
4.93% (3 Month Term SOFR + 1.25%, 1.25% Floor), 04/18/2037, Series 2020-1A, Class ARR (1)(2)		$21,000	21,052
Elmwood CLO VIII Ltd.
4.86% (3 Month Term SOFR + 1.22%, 1.22% Floor), 04/20/2037, Series 2021-1A, Class ARR (1)(2)		20,280	20,290
Fidelity Grand Harbour CLO 2023-2 DAC
4.05% (3 Month €STR + 1.85%, 1.85% Floor), 10/15/2039, Series 2023-2A, Class B1R (1)(2)	EUR	10,035	11,488
FS Rialto 2026-FL11 Issuer LLC
5.29% (1 Month Term SOFR + 1.65%, 1.65% Floor), 01/19/2044, Series 2026-FL11, Class AS (1)(2)		$19,260	19,260
Gallatin CLO VIII 2017-1 Ltd.
5.02% (3 Month Term SOFR + 1.35%, 1.09% Floor), 07/15/2031, Series 2017-1A, Class A1R (1)(2)		9,268	9,267
Garnet CLO 2 Ltd.
5.03% (3 Month Term SOFR + 1.35%, 1.35% Floor), 10/20/2038, Series 2025-2A, Class A (1)(2)		12,730	12,760
Garnet CLO 3 Ltd.
4.95% (3 Month Term SOFR + 1.27%, 1.27% Floor), 10/20/2038, Series 2025-3A, Class A1 (1)(2)		14,795	14,813
GCP CLO Warehouse JP 2025 Ltd.
4.93% (3 Month Term SOFR + 1.26%, 1.26% Floor), 10/15/2038, Series 2025-82A, Class A1 (1)(2)		7,570	7,579
Goldentree Loan Management U.S. Clo 8 Ltd.
4.83% (3 Month Term SOFR + 1.15%, 1.15% Floor), 10/20/2034, Series 2020-8A, Class ARR (1)(2)		27,220	27,227
Golub Capital Partners CLO 50B-R Ltd.
4.79% (3 Month Term SOFR + 1.11%, 1.11% Floor), 04/20/2035, Series 2020-50A, Class A1R2 (1)(2)		15,000	14,999
Greenacre Park CLO LLC
5.05% (3 Month Term SOFR + 1.37%, 1.37% Floor), 07/20/2037, Series 2021-2A, Class AR (1)(2)		2,670	2,677
Invesco CLO 2021-2 Ltd.
5.27% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/15/2034, Series 2021-2A, Class BR (1)(2)		10,500	10,502
Invesco U.S. CLO 2024-4 Ltd.
5.00% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/15/2038, Series 2024-4A, Class A1 (1)(2)		18,945	18,973
LCM 29 Ltd.
5.00% (3 Month Term SOFR + 1.33%, 1.07% Floor), 04/15/2031, Series 29A, Class AR (1)(2)		388	387

The accompanying notes are an integral part of these financial statements.

148

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Collateralized Loan Obligations – 2.89% – (continued)
LCM 34 Ltd.
5.38% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/20/2034, Series 34A, Class BR (1)(2)		$15,000	$14,998
LCM 41 Ltd.
4.87% (3 Month Term SOFR + 1.20%, 1.20% Floor), 04/15/2036, Series 41A, Class A1R (1)(2)		10,000	10,000
Madison Park Funding LVIII Ltd.
5.34% (3 Month Term SOFR + 1.60%, 1.60% Floor), 04/25/2037, Series 2024-58AR, Class BR (1)(2)		7,000	7,000
Madison Park Funding XLIX Ltd.
4.73% (3 Month Term SOFR + 1.05%, 1.05% Floor), 10/19/2034, Series 2021-49A, Class AR (1)(2)		29,500	29,497
Madison Park Funding XXXIX Ltd.
5.18% (3 Month Term SOFR + 1.55%, 1.55% Floor), 10/22/2034, Series 2021-39A, Class BRR (1)(2)		12,500	12,506
Magnetite XLVIII Ltd.
4.95% (3 Month Term SOFR + 1.28%, 1.28% Floor), 10/15/2038, Series 2025-48A, Class A1 (1)(2)		13,315	13,337
Magnetite XXIII Ltd.
4.66% (3 Month Term SOFR + 0.99%, 0.99% Floor), 01/25/2035, Series 2019-23A, Class AR2 (1)(2)		14,000	14,005
MF1 2021-FL7 Ltd.
4.83% (1 Month Term SOFR + 1.19%, 1.08% Floor), 10/16/2036, Series 2021-FL7, Class A (1)(2)		2,898	2,898
MF1 2025-FL19 LLC
5.98% (1 Month Term SOFR + 2.34%, 2.34% Floor), 05/18/2042, Series 2025-FL19, Class B (1)(2)		15,200	15,224
MidOcean Credit CLO XVIII LLC
4.85% (3 Month Term SOFR + 1.17%, 1.17% Floor), 10/18/2035, Series 2025-18A, Class A1 (1)(2)		2,940	2,940
Midocean Credit CLO XXI
4.94% (3 Month Term SOFR + 1.26%, 1.26% Floor), 10/20/2038, Series 2025-21A, Class A1 (1)(2)		11,995	12,015
Neuberger Berman Loan Advisers CLO 41 Ltd.
4.72% (3 Month Term SOFR + 1.05%, 1.05% Floor), 04/15/2034, Series 2021-41A, Class AR (1)(2)		11,500	11,509
Neuberger Berman Loan Advisers CLO 43 Ltd.
4.73% (3 Month Term SOFR + 1.05%, 1.05% Floor), 07/17/2036, Series 2021-43A, Class AR (1)(2)		25,000	25,009
Neuberger Berman Loan Advisers CLO 51 Ltd.
4.67% (3 Month Term SOFR + 1.00%, 1.00% Floor), 10/23/2036, Series 2022-51A, Class AR2 (1)(2)		10,000	10,005
Northwoods Capital 20 Ltd.
5.01% (3 Month Term SOFR + 1.34%, 1.34% Floor), 10/25/2038, Series 2019-20A, Class AR2 (1)(2)		5,960	5,973
Northwoods Capital XII-B Ltd.
4.85% (3 Month Term SOFR + 1.19%, 1.19% Floor), 06/15/2031, Series 2018-12BA, Class AR (1)(2)		1,307	1,307
OCP Aegis CLO 2023-29 Ltd.
5.23% (3 Month Term SOFR + 1.55%, 1.55% Floor), 01/20/2036, Series 2023-29A, Class BR (1)(2)		15,500	15,499
OCP CLO 2020-18 Ltd
(3 Month Term SOFR + 1.22%), 07/21/2039, Series 2020-18AR, Class A1R3 (1)		9,685	9,685
OCP CLO 2020-18 Ltd.
5.05% (3 Month Term SOFR + 1.37%, 1.37% Floor), 07/20/2037, Series 2020-18A, Class A1R2 (1)(2)		9,685	9,687
OCP CLO 2023-26 Ltd.
4.76% (3 Month Term SOFR + 1.08%, 1.08% Floor), 04/17/2037, Series 2023-26A, Class AR (1)(2)		3,500	3,501
OCP CLO 2024-38 Ltd.
5.00% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/21/2038, Series 2024-38A, Class A (1)(2)		17,110	17,137
OCP Euro CLO 2023-8 DAC
4.03% (3 Month €STR + 1.90%, 1.90% Floor), 01/20/2040, Series 2023-8A, Class BR (1)(2)	EUR	8,500	9,738
OHA Credit Funding 10-R Ltd.
4.94% (3 Month Term SOFR + 1.26%, 1.26% Floor), 07/18/2037, Series 2021-10RA, Class A1 (1)(2)		$14,705	14,729
OHA Loan Funding 2015-1 Ltd.
4.93% (3 Month Term SOFR + 1.25%, 1.25% Floor), 10/19/2038, Series 2015-1A, Class A1R4 (1)(2)		9,410	9,426
OWL Rock CLO XXI LLC
5.57% (3 Month Term SOFR + 1.90%, 1.90% Floor), 07/24/2034, Series 2025-21A, Class B (1)(2)		250	249
Palmer Square BDC CLO 1 Ltd.
5.01% (3 Month Term SOFR + 1.27%, 1.27% Floor), 07/15/2039, Series 1AR, Class AR (1)(2)		38,925	38,925
5.27% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/15/2037, Series 1A, Class A (1)(2)		23,440	23,434
Park Avenue Institutional Advisers CLO Ltd. 2019-2
5.17% (3 Month Term SOFR + 1.50%, 1.50% Floor), 10/15/2034, Series 2019-2A, Class A2RR (1)(2)		4,600	4,600
PGGLF 2 Assetco EUR 1 DAC
4.20% (3 Month €STR + 1.95%, 1.95% Floor), 11/09/2038, Series 2022-12A, Class BRR (1)(2)	EUR	12,030	13,796

The accompanying notes are an integral part of these financial statements.

149

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Collateralized Loan Obligations – 2.89% – (continued)
Post CLO 2023-1 Ltd.
4.98% (3 Month Term SOFR + 1.30%, 1.30% Floor), 10/20/2038, Series 2023-1A, Class A1R (1)(2)	$14,310	$14,333
RAD CLO 18 Ltd.
5.07% (3 Month Term SOFR + 1.40%, 1.40% Floor), 07/15/2037, Series 2023-18A, Class A1R (1)(2)	250	250
RAD CLO 26 Ltd.
5.05% (3 Month Term SOFR + 1.37%, 1.37% Floor), 10/20/2037, Series 2024-26A, Class A (1)(2)	14,850	14,876
Regatta 35 Funding Ltd.
4.96% (3 Month Term SOFR + 1.29%, 1.29% Floor), 10/15/2038, Series 2025-5A, Class A1 (1)(2)	11,250	11,275
Riserva CLO Ltd.
4.73% (3 Month Term SOFR + 1.05%, 1.05% Floor), 01/18/2034, Series 2016-3A, Class AR3 (1)(2)	6,865	6,867
Rockford Tower CLO 2019-1 Ltd.
5.28% (3 Month Term SOFR + 1.60%, 1.60% Floor), 04/20/2034, Series 2019-1A, Class B1R2 (1)(2)	8,700	8,699
Rockford Tower CLO 2020-1 Ltd.
4.77% (3 Month Term SOFR + 1.09%, 1.09% Floor), 01/20/2036, Series 2020-1A, Class A1RR (1)(2)	13,025	13,024
Rockford Tower CLO 2021-1 Ltd.
5.11% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1 (1)(2)	25,655	25,657
Silver Point CLO 12 Ltd.
4.98% (3 Month Term SOFR + 1.31%, 1.31% Floor), 10/15/2038, Series 2025-12A, Class A1 (1)(2)	12,925	12,931
Sixth Street CLO VIII Ltd.
4.83% (3 Month Term SOFR + 1.15%, 1.15% Floor), 10/20/2034, Series 2017-8A, Class A1R2 (1)(2)	14,300	14,304
Sound Point CLO XX Ltd.
5.03% (3 Month Term SOFR + 1.36%), 07/26/2031, Series 2018-2A, Class A (1)(2)	38	38
Symphony CLO XXII Ltd.
4.86% (3 Month Term SOFR + 1.18%, 1.18% Floor), 04/18/2033, Series 2020-22A, Class A1AR (1)(2)	3,607	3,607
TPG CLO 2025-1 Ltd.
5.04% (3 Month Term SOFR + 1.37%, 1.37% Floor), 07/15/2037, Series 2025-1A, Class A1 (1)(2)	13,010	13,037
Trinitas CLO VII Ltd.
4.73% (3 Month Term SOFR + 1.06%, 1.06% Floor), 01/25/2035, Series 2017-7A, Class A1R2 (1)(2)	6,750	6,754
Trinitas CLO XVI Ltd.
4.81% (3 Month Term SOFR + 1.13%, 1.13% Floor), 07/20/2034, Series 2021-16A, Class A1R (1)(2)	9,740	9,751
TRTX 2025-FL6 Issuer Ltd.
5.17% (1 Month Term SOFR + 1.54%, 1.54% Floor), 09/18/2042, Series 2025-FL6, Class A (1)(2)	8,472	8,483
Westlake Automobile Receivables Trust 2026-1
3.89%, 01/15/2027, Series 2026-1A, Class A1 (1)	14,942	14,941

Total Collateralized Loan Obligations (Cost: $1,390,196)		1,390,991

Corporate Bonds – 24.36%
Basic Materials – 0.45%
Anglo American Capital Plc
5.25%, 03/19/2036 (1)	6,198	6,133
ArcelorMittal SA
6.75%, 03/01/2041	12,270	13,233
Arcosa, Inc.
6.88%, 08/15/2032 (1)	345	360
Ashland, Inc.
3.38%, 09/01/2031 (1)	270	251
Carpenter Technology Corp.
5.63%, 03/01/2034 (1)	242	242
Chemours Co.
5.75%, 11/15/2028 (1)	196	196
Commercial Metals Co.
5.75%, 11/15/2033 (1)	1,285	1,277
6.00%, 12/15/2035 (1)	1,741	1,736
Corp. Nacional del Cobre de Chile
5.13%, 02/02/2033	3,000	2,973

The accompanying notes are an integral part of these financial statements.

150

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Basic Materials – 0.45% – (continued)
FMC Corp.
8.00%, 06/01/2031 (1)		$1,200	$1,249
Fortescue Treasury Pty Ltd.
4.38%, 04/01/2031 (1)		252	240
Glencore Funding LLC
2.50%, 09/01/2030 (1)		4,980	4,540
2.63%, 09/23/2031 (1)		4,910	4,384
2.85%, 04/27/2031 (1)		10,245	9,333
4.88%, 03/12/2029 (1)		8,160	8,199
5.63%, 04/04/2034 (1)		3,155	3,238
5.67%, 04/01/2035 (1)		6,840	7,011
5.70%, 05/08/2033 (1)		17,355	17,922
6.13%, 10/06/2028 (1)		16,775	17,252
6.38%, 10/06/2030 (1)		20,010	21,093
6.50%, 10/06/2033 (1)		49,030	52,813
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (1)		12,544	12,113
2.30%, 11/01/2030 (1)		9,230	8,327
Mineral Resources Ltd.
9.25%, 10/01/2028 (1)		116	120
Steel Dynamics, Inc.
5.25%, 05/15/2035		7,260	7,288
5.38%, 08/15/2034		10,885	11,023
Westlake Corp.
1.63%, 07/17/2029	EUR	2,025	2,197

Total Basic Materials			214,743

Communications – 4.19%
Alphabet, Inc.
3.50%, 11/06/2038		4,070	4,491
4.50%, 05/11/2045		6,455	7,538
4.80%, 02/15/2036		$20,740	20,388
5.65%, 02/15/2056		14,165	13,977
Altice Financing SA
9.63%, 07/15/2027 (1)		4,700	3,608
Altice France SA
6.50%, 04/15/2032 (1)		149	144
6.88%, 10/15/2030 (1)		943	915
9.50%, 11/01/2029 (1)		3,430	3,482
Amazon.com, Inc.
4.05%, 03/16/2039	EUR	9,680	11,160
4.45%, 03/16/2045		2,730	3,154
4.85%, 03/16/2064		25,005	29,222
4.88%, 03/13/2036		$26,393	25,981
5.65%, 03/13/2046		5,150	5,098
5.80%, 03/13/2056		16,185	16,082
5.95%, 03/13/2066		23,480	23,345
AppLovin Corp.
5.13%, 12/01/2029		7,790	7,855
5.38%, 12/01/2031		7,770	7,878
5.50%, 12/01/2034		43,840	44,236
AT&T, Inc.
2.55%, 12/01/2033		6,500	5,459
2.75%, 06/01/2031		20,175	18,349
4.40%, 04/30/2031		10,470	10,294
4.75%, 04/30/2033		11,450	11,205
5.13%, 04/30/2036		9,042	8,861
5.38%, 08/15/2035		21,855	21,956

The accompanying notes are an integral part of these financial statements.

151

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Communications – 4.19% – (continued)
Beacon Point DC LLC
6.13%, 11/30/2042 (1)		$19,924	$20,095
Beignet Investor LLC
6.58%, 05/30/2049 (1)		274,582	280,117
Booking Holdings, Inc.
3.88%, 03/21/2045	EUR	2,310	2,373
4.00%, 03/01/2044		1,715	1,814
4.50%, 05/11/2039		6,600	7,651
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 (1)		$10,000	9,006
4.25%, 01/15/2034 (1)		2,844	2,408
4.50%, 08/15/2030 (1)		25,600	23,796
4.50%, 05/01/2032		29,030	25,624
4.50%, 06/01/2033 (1)		53,132	46,096
4.75%, 03/01/2030 (1)		2,885	2,735
5.00%, 02/01/2028 (1)		486	480
7.00%, 02/01/2033 (1)		8,860	8,689
7.38%, 02/01/2036 (1)		18,567	18,208
Cerved Group SpA
6.00%, 02/15/2029	EUR	2,415	1,601
7.65% (3 Month €STR + 5.25%), 02/15/2029 (2)		3,049	2,107
Charter Communications Operating LLC
2.80%, 04/01/2031		$20,165	17,966
3.95%, 06/30/2062		12,275	7,258
4.80%, 03/01/2050		5,514	4,113
5.38%, 05/01/2047		14,410	11,663
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 03/01/2042		885	611
3.70%, 04/01/2051		7,543	4,680
3.90%, 06/01/2052		7,963	5,076
5.13%, 07/01/2049		10,000	7,718
5.25%, 04/01/2053		4,082	3,183
5.38%, 04/01/2038		980	878
5.75%, 04/01/2048		18,719	15,756
5.85%, 12/01/2035		5,500	5,323
6.38%, 10/23/2035		5,275	5,266
6.55%, 06/01/2034		6,925	7,069
6.83%, 10/23/2055		1,142	1,063
Comcast Corp.
2.65%, 02/01/2030		7,000	6,519
3.40%, 04/01/2030		12,000	11,465
Cox Communications, Inc.
1.80%, 10/01/2030 (1)		9,998	8,692
3.50%, 08/15/2027 (1)		17,619	17,392
5.45%, 09/15/2028 (1)		18,000	18,197
5.70%, 06/15/2033 (1)		12,087	11,882
CSC Holdings LLC
4.13%, 12/01/2030 (1)		2,415	1,435
4.50%, 11/15/2031 (1)		6,505	3,844
4.63%, 12/01/2030 (1)		26,845	6,241
5.00%, 11/15/2031 (1)		940	219
5.38%, 02/01/2028 (1)		11,052	6,928
5.75%, 01/15/2030 (1)		2,987	693
6.50%, 02/01/2029 (1)		5,368	3,211
11.25%, 05/15/2028 (1)		2,770	1,787
11.75%, 01/31/2029 (1)		19,338	11,895
Digicel Group Holdings Ltd.
0.00%, 12/31/2030 (1)(5)		190	11

The accompanying notes are an integral part of these financial statements.

152

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Communications – 4.19% – (continued)
Directv Financing LLC
8.88%, 02/01/2030 (1)		$1,769	$1,798
8.88%, 02/01/2030 (1)		2,937	2,989
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
10.00%, 02/15/2031 (1)		867	900
Discovery Communications LLC
3.63%, 05/15/2030		395	367
Discovery Global Holdings, Inc.
4.28%, 03/15/2032		7,014	6,294
DISH DBS Corp.
5.25%, 12/01/2026 (1)		65,830	65,131
5.75%, 12/01/2028 (1)		17,335	16,793
7.75%, 07/01/2026		1,570	1,570
DISH Network Corp.
11.75%, 11/15/2027 (1)		1,100	1,130
EchoStar Corp.
10.75%, 11/30/2029		43,212	46,696
Expedia Group, Inc.
2.95%, 03/15/2031		17,221	15,825
5.40%, 02/15/2035		14,912	14,760
Getty Images, Inc.
10.50%, 11/15/2030 (1)		1,536	1,281
Global Switch Finance BV
1.38%, 10/07/2030	EUR	5,130	5,422
HUT 8 DC LLC
6.19%, 11/15/2042 (1)		$12,608	12,770
Meta Platforms, Inc.
4.60%, 11/15/2032		5,700	5,605
4.88%, 11/15/2035		16,350	15,911
5.25%, 05/15/2036		4,900	4,865
5.50%, 11/15/2045		500	464
5.63%, 11/15/2055		55,043	49,879
5.75%, 11/15/2065		24,400	21,919
6.20%, 05/15/2046		7,850	7,855
6.30%, 05/15/2056		35,720	35,556
6.45%, 05/15/2066		21,561	21,294
Midcontinent Communications
8.00%, 08/15/2032 (1)		7,299	6,399
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753	6,994
Netflix, Inc.
4.63%, 05/15/2029	EUR	2,300	2,741
NTT Finance Corp.
5.01%, 11/01/2031 (1)		$2,900	2,896
5.26%, 11/01/2033 (1)		7,600	7,577
5.48%, 11/01/2036 (1)		4,900	4,882
Paramount Global
4.95%, 01/15/2031		3,597	3,344
7.88%, 07/30/2030		3,206	3,367
Prosus NV
1.99%, 07/13/2033	EUR	3,200	3,211
3.06%, 07/13/2031 (1)		$19,725	17,928
3.26%, 01/19/2027 (1)		33,683	33,359
3.68%, 01/21/2030 (1)		37,625	36,024
4.19%, 01/19/2032 (1)		15,461	14,693
4.85%, 07/06/2027 (1)		14,400	14,397
RD Michigan Property Owner I LLC
7.50%, 03/30/2045 (1)		118,909	118,523

The accompanying notes are an integral part of these financial statements.

153

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Communications – 4.19% – (continued)
Rogers Communications, Inc.
3.65%, 03/31/2027	CAD	1,600	$1,132
Snap, Inc.
6.88%, 03/01/2033 (1)		$2,853	2,781
Space Exploration Technologies Corp.
5.88%, 07/15/2036 (1)		89,156	87,995
6.65%, 07/15/2056 (1)		33,620	32,437
Sprint Capital Corp.
6.88%, 11/15/2028		1,262	1,322
8.75%, 03/15/2032		27,750	32,689
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
5.15%, 03/20/2028 (1)		9,681	9,707
Stingray Compute LLC
6.00%, 06/15/2031 (1)		1,417	1,420
Time Warner Cable LLC
5.50%, 09/01/2041		3,624	3,101
5.88%, 11/15/2040		12,025	10,753
6.55%, 05/01/2037		2,135	2,116
T-Mobile USA, Inc.
2.70%, 03/15/2032		2,720	2,417
3.38%, 04/15/2029		19,250	18,610
3.50%, 04/15/2031		17,007	16,049
3.88%, 04/15/2030		83,037	80,462
4.70%, 01/15/2035		11,005	10,621
5.00%, 02/15/2036		3,452	3,377
5.20%, 01/15/2033		856	866
5.75%, 01/15/2034		10,390	10,758
Uber Technologies, Inc.
4.80%, 09/15/2034		15,505	15,214
4.80%, 09/15/2035		6,170	6,001
Verizon Communications, Inc.
1.75%, 01/20/2031		7,000	6,149
2.55%, 03/21/2031		22,000	19,972
6.05% (5 Year CMT Index + 1.81%), 05/14/2058 (2)		7,850	7,923
6.20% (5 Year CMT Index + 2.04%), 05/14/2056 (2)		5,800	5,864
Virgin Media O2 Vendor Financing Notes VI DAC
8.50%, 03/15/2033 (1)		4,370	3,511
Vmed O2 UK Financing I Plc
4.75%, 07/15/2031 (1)		526	432
6.75%, 01/15/2033 (1)		370	313
7.75%, 04/15/2032 (1)		694	627
Vodafone Group Plc
7.00% (5 Year Swap Rate USD + 4.87%), 04/04/2079 (2)		15,000	15,556
VZ Secured Financing BV
5.00%, 01/15/2032 (1)		8,106	7,094
Zayo Group Holdings, Inc.
9.25%, 03/09/2030 (1)(7)		516	516

Total Communications			2,016,706

Consumer, Cyclical – 1.81%
1011778 BC ULC / New Red Finance, Inc.
3.50%, 02/15/2029 (1)		5,610	5,391
3.88%, 01/15/2028 (1)		1,430	1,403
4.00%, 10/15/2030 (1)		7,001	6,609
5.63%, 09/15/2029 (1)		298	300
Alaska Airlines 2020-1 Class A Pass-Through Trust
4.80%, 08/15/2027 (1)		879	879

The accompanying notes are an integral part of these financial statements.

154

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Cyclical – 1.81% – (continued)
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027		$404	$399
American Airlines 2017-2 Class A Pass-Through Trust
3.60%, 10/15/2029		133	128
American Airlines 2019-1 Class B Pass-Through Trust
3.85%, 02/15/2028		4,977	4,875
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 07/11/2034		8,773	7,897
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.
9.50%, 07/01/2032 (1)		1,865	1,764
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031 (1)		1,033	1,005
British Airways 2019-1 Class A Pass-Through Trust
3.35%, 06/15/2029 (1)		1,107	1,074
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032 (1)		274	258
Caesars Entertainment, Inc.
6.00%, 10/15/2032 (1)		2,700	2,447
6.50%, 02/15/2032 (1)		2,000	1,951
Carnival Corp. Ltd.
4.00%, 08/01/2028 (1)		19,400	19,041
5.75%, 08/01/2032 (1)		22,031	22,246
7.00%, 08/15/2029 (1)		2,120	2,197
Carvana Co.
9.00%, 06/01/2030 (1)(7)		10,018	10,357
9.00%, 06/01/2031 (1)(7)		12,631	13,939
Choice Hotels International, Inc.
5.85%, 08/01/2034		3,165	3,216
Core & Main LP
6.00%, 07/01/2034 (1)		4,508	4,529
Dillard’s, Inc.
7.00%, 12/01/2028		380	393
7.75%, 07/15/2026		135	135
7.75%, 05/15/2027		85	87
DR Horton, Inc.
5.00%, 10/15/2034		9,875	9,768
5.50%, 10/15/2035		5,650	5,770
FDJ UNITED
3.38%, 11/21/2033	EUR	6,200	6,922
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 04/01/2029 (1)		$78	76
9.25%, 01/15/2031 (1)		7,378	7,776
FirstCash, Inc.
5.63%, 01/01/2030 (1)		3,594	3,573
Flutter Treasury DAC
5.88%, 06/04/2031 (1)		11,170	11,132
6.13%, 06/04/2031	GBP	3,460	4,581
Ford Motor Credit Co. LLC
2.70%, 08/10/2026		$7,851	7,834
2.90%, 02/16/2028		9,940	9,600
2.90%, 02/10/2029		13,000	12,232
3.82%, 11/02/2027		4,440	4,374
4.13%, 08/17/2027		6,472	6,415
4.27%, 01/09/2027		435	434
4.95%, 05/28/2027		35,826	35,846
4.97%, 04/06/2029		15,700	15,541
5.08% (SOFR + 1.45%), 11/05/2026 (2)		11,100	11,120
5.13%, 11/05/2026		7,500	7,509

The accompanying notes are an integral part of these financial statements.

155

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Cyclical – 1.81% – (continued)
5.42%, 04/09/2031		$10,975	$10,882
5.73%, 09/05/2030		20,325	20,436
5.80%, 03/05/2027		23,800	23,923
5.80%, 03/08/2029		5,800	5,851
5.92%, 03/20/2028		18,000	18,221
6.80%, 05/12/2028		2,044	2,102
General Motors Financial Co., Inc.
5.85%, 04/06/2030		1,770	1,829
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029 (1)		1,204	1,186
11.50%, 08/15/2029 (1)		4,070	4,212
Great Canadian Gaming Corp./Raptor LLC
8.75%, 11/15/2029 (1)		1,258	1,259
Greene King Finance Plc
4.06%, 03/15/2035	GBP	2,381	2,956
5.11%, 03/15/2034		307	401
GSG Bidco Ltd
6.38%, 06/15/2051 (1)	EUR	16,800	19,315
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032 (1)		$197	180
5.50%, 03/31/2034 (1)		2,385	2,365
6.13%, 04/01/2032 (1)		177	179
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
6.63%, 01/15/2032 (1)		14,738	14,957
Hyundai Capital America
4.30%, 09/24/2027 (1)		20,000	19,927
5.35%, 03/19/2029 (1)		2,300	2,332
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/2032		487	431
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 11/15/2032		2,240	2,123
Kingpin Intermediate Holdings LLC
7.25%, 10/15/2032 (1)		197	166
Las Vegas Sands Corp.
5.63%, 06/15/2028		11,835	11,976
6.00%, 06/14/2030		705	725
Live Nation Entertainment, Inc.
3.75%, 01/15/2028 (1)		5,000	4,904
Marriott International, Inc.
2.75%, 10/15/2033		1,322	1,149
5.10%, 05/01/2038		9,156	8,830
5.30%, 05/15/2034		6,705	6,771
5.50%, 04/15/2037		16,095	16,250
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029 (1)		745	719
4.75%, 01/15/2028		250	247
Meritage Homes Corp.
3.88%, 04/15/2029 (1)		1,730	1,678
5.65%, 03/15/2035		22,824	23,077
Michaels Companies, Inc.
8.50%, 03/15/2033 (1)		3,908	3,871
11.00%, 03/15/2034 (1)		704	689
Mitchells & Butlers Finance Plc
4.35% (SOFR + 0.71%), 12/15/2030 (2)		3,021	2,888
6.01%, 12/15/2028	GBP	140	186
Murphy Oil USA, Inc.
3.75%, 02/15/2031 (1)		$78	73

The accompanying notes are an integral part of these financial statements.

156

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Cyclical – 1.81% – (continued)
Newell Brands, Inc.
7.38%, 04/01/2036		$2,575	$2,612
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026 (1)		45,200	44,781
2.45%, 09/15/2028 (1)		4,800	4,455
2.75%, 03/09/2028 (1)		13,700	13,026
5.30%, 09/13/2027 (1)		2,200	2,192
5.69% (SOFR + 2.05%), 09/13/2027 (1)(2)		500	497
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (1)		10,000	9,838
4.81%, 09/17/2030 (1)(8)		34,875	32,479
7.50%, 07/17/2030 (1)		4,500	4,638
Papa John’s International, Inc.
3.88%, 09/15/2029 (1)		2,800	2,680
PetSmart LLC / PetSmart Finance Corp.
7.50%, 09/15/2032 (1)		4,142	4,143
Punch Finance Plc
7.88%, 12/30/2030	GBP	1,500	2,052
QXO Building Products, Inc.
6.50%, 07/15/2031 (1)		$1,420	1,447
6.88%, 07/15/2034 (1)		1,375	1,412
Robert Bosch GmbH
4.38%, 06/02/2043	EUR	3,200	3,622
Royal Caribbean Cruises Ltd.
5.25%, 02/27/2038		$17,789	17,230
5.38%, 01/15/2036		9,392	9,323
5.50%, 04/01/2028 (1)		6,435	6,496
5.63%, 09/30/2031 (1)		24,100	24,302
6.00%, 02/01/2033 (1)		34,028	34,507
6.25%, 03/15/2032 (1)		6,310	6,449
Sekisui House U.S., Inc.
6.00%, 01/15/2043		5,015	4,600
Stellantis Finance U.S., Inc.
6.45%, 03/18/2035 (1)		470	462
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.50%, 12/15/2035 (1)		4,230	4,088
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030 (1)		241	241
5.75%, 11/15/2032 (1)		4,372	4,499
Travel + Leisure Co.
4.50%, 12/01/2029 (1)		755	731
6.00%, 04/01/2027		2,367	2,371
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030		397	379
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031		428	415
United Airlines 2019-2 Class A Pass-Through Trust
2.90%, 05/01/2028		1,046	1,003
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032		656	598
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/2027		7,032	7,115
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 01/15/2036		25,493	26,456
Viking Cruises Ltd.
5.88%, 10/15/2033 (1)		27,602	27,644
Volkswagen Financial Services Australia Pty Ltd.
5.11%, 06/13/2029	AUD	5,300	3,624

The accompanying notes are an integral part of these financial statements.

157

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Cyclical – 1.81% – (continued)
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027 (1)		$25,000	$25,154
5.65%, 03/25/2032 (1)		1,045	1,059
Volkswagen International Finance NV
7.88% (9 Year Swap Rate EUR + 4.78%), 09/06/2174 (2)	EUR	4,600	5,979
Yum! Brands, Inc.
3.63%, 03/15/2031		$194	181
4.63%, 01/31/2032		187	179
4.75%, 01/15/2030 (1)		750	738
ZF North America Capital, Inc.
6.75%, 04/23/2030 (1)		5,065	5,023
6.88%, 04/14/2028 (1)		240	245
6.88%, 04/23/2032 (1)		7,660	7,536

Total Consumer, Cyclical			870,790

Consumer, Non-cyclical – 2.41%
1261229 BC Ltd.
10.00%, 04/15/2032 (1)		5,085	5,150
AA Bond Co. Ltd.
5.50%, 07/31/2032	GBP	3,005	3,937
7.38%, 07/31/2029		725	1,006
Ashtead Capital, Inc.
5.80%, 04/15/2034 (1)		$6,590	6,714
5.95%, 10/15/2033 (1)		3,530	3,642
Avantor Funding, Inc.
3.88%, 11/01/2029 (1)		257	245
Bacardi Ltd.
4.70%, 05/15/2028 (1)		232	231
Bacardi Ltd. / Bacardi-Martini BV
5.40%, 06/15/2033 (1)		13,960	13,983
BAT Capital Corp.
2.73%, 03/25/2031		18,000	16,446
3.56%, 08/15/2027		14,670	14,526
6.34%, 08/02/2030		24,000	25,370
Bausch Health Companies, Inc.
4.88%, 06/01/2028 (1)		2,360	2,182
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (1)		35,985	35,599
4.40%, 07/15/2044 (1)		2,515	2,046
4.88%, 06/25/2048 (1)		6,009	5,108
Bayer U.S. Finance LLC
6.13%, 11/21/2026 (1)		5,712	5,741
6.38%, 11/21/2030 (1)		6,734	7,087
6.50%, 11/21/2033 (1)		17,500	18,786
6.88%, 11/21/2053 (1)		594	651
BCP V Modular Services Finance Plc
6.75%, 11/30/2029	EUR	1,100	808
Block, Inc.
6.50%, 05/15/2032		$236	241
Centene Corp.
2.50%, 03/01/2031		3,500	3,058
2.63%, 08/01/2031		300	261
3.00%, 10/15/2030		4,700	4,254
3.38%, 02/15/2030		1,100	1,025
4.25%, 12/15/2027		700	696
Cigna Group
2.40%, 03/15/2030		6,500	6,004
3.40%, 03/01/2027		6,858	6,818

The accompanying notes are an integral part of these financial statements.

158

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Non-cyclical – 2.41% – (continued)
4.38%, 10/15/2028		$5,000	$4,979
4.50%, 09/15/2030		10,000	9,937
CVS Health Corp.
3.25%, 08/15/2029		25,214	24,145
3.75%, 04/01/2030		12,000	11,603
4.30%, 03/25/2028		6,000	5,968
5.05%, 03/25/2048		28,393	25,079
5.13%, 02/21/2030		6,200	6,270
6.75% (5 Year CMT Index + 2.52%), 12/10/2054 (2)		5,180	5,397
7.00% (5 Year CMT Index + 2.89%), 03/10/2055 (2)		21,000	21,802
CVS Pass-Through Trust
5.77%, 01/10/2033 (1)		39	39
5.77%, 01/10/2033		1,449	1,447
6.04%, 12/10/2028		444	445
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036 (1)		3,291	3,072
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (1)		7,364	6,891
Dalrymple Bay Finance Pty Ltd.
6.23%, 03/24/2031	AUD	4,980	3,509
Elevance Health, Inc.
2.25%, 05/15/2030		$18,000	16,466
2.55%, 03/15/2031		1,430	1,297
4.75%, 02/15/2030		6,200	6,220
5.00%, 01/15/2036		14,895	14,607
5.20%, 02/15/2035		12,625	12,652
5.38%, 06/15/2034		7,730	7,850
EquipmentShare.com, Inc.
7.13%, 07/01/2034 (1)		2,990	2,938
ERAC USA Finance LLC
4.90%, 05/01/2033 (1)		11,015	10,933
Flora Food Management BV
6.88%, 07/02/2029 (1)	EUR	7,100	7,927
Fresenius Medical Care U.S. Finance III, Inc.
1.88%, 12/01/2026 (1)		$9,545	9,425
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029		6,000	6,031
4.80%, 01/15/2031		15,000	15,016
5.86%, 03/15/2030		5,000	5,181
General Mills, Inc.
5.25% (CMS 5 Year Rate EUR + 2.39%), 07/16/2056 (2)	EUR	6,190	6,987
Grand Canyon University
5.13%, 10/01/2028		$703	693
HCA, Inc.
3.13%, 03/15/2027		10,445	10,348
3.38%, 03/15/2029		9,463	9,145
3.50%, 09/01/2030		8,364	7,934
4.13%, 06/15/2029		410	404
4.90%, 11/15/2035		2,800	2,712
5.13%, 06/15/2039		14,720	14,031
5.25%, 03/01/2030		4,000	4,056
5.45%, 04/01/2031		8,805	8,997
5.45%, 09/15/2034		2,755	2,785
5.50%, 06/01/2033		17,540	17,919
5.60%, 04/01/2034		13,700	13,989
5.75%, 03/01/2035		6,010	6,195
HORSESHOE FUNDING TRUST I
6.06%, 02/15/2036 (1)		11,315	11,493

The accompanying notes are an integral part of these financial statements.

159

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Non-cyclical – 2.41% – (continued)
HORSESHOE FUNDING TRUST II
6.89%, 11/15/2055 (1)		$4,650	$4,875
Humana, Inc.
3.70%, 03/23/2029		11,540	11,245
4.88%, 04/01/2030		1,370	1,368
Icon Investments Six DAC
6.00%, 05/08/2034		2,105	2,162
Illumina, Inc.
2.55%, 03/23/2031		11,640	10,497
4.65%, 09/09/2026		9,700	9,703
Imperial Brands Finance Netherlands BV
1.75%, 03/18/2033	EUR	1,514	1,509
Imperial Brands Finance Plc
3.50%, 07/26/2026 (1)		$1,756	1,755
4.50%, 06/30/2028 (1)		12,000	11,969
5.50%, 02/01/2030 (1)		40,565	41,440
6.13%, 07/27/2027 (1)		28,254	28,689
IQVIA, Inc.
5.70%, 05/15/2028		16,850	17,120
6.25%, 02/01/2029		375	387
Japan Tobacco, Inc.
4.85%, 05/15/2028 (1)		18,083	18,167
5.25%, 06/15/2030 (1)		8,770	8,932
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/2029		5,290	5,075
3.75%, 12/01/2031		3,530	3,295
5.50%, 01/15/2036		15,155	15,133
5.63%, 03/10/2037 (1)		21,122	21,034
5.95%, 04/20/2035		8,425	8,688
6.75%, 03/15/2034		1,250	1,364
Kedrion SpA
6.50%, 09/01/2029 (1)		6,440	6,355
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030 (1)		125	120
4.38%, 01/31/2032 (1)		127	119
LSF12 Pillar Investments U.S., Inc.
5.75%, 05/15/2033 (1)	EUR	4,175	4,744
Magnum Icc Finance BV
3.25%, 11/26/2031		4,660	5,261
Maple Parent Holdings Corp.
4.73%, 03/26/2035 (1)		8,560	10,047
Mars, Inc.
4.60%, 03/01/2028 (1)		$10,000	10,018
4.80%, 03/01/2030 (1)		27,000	27,080
Medline Borrower LP
3.88%, 04/01/2029 (1)		32,693	31,749
ModivCare, Inc.
5.00%, 10/01/2029 (1)(19)		10,697	107
Molina Healthcare, Inc.
3.88%, 11/15/2030 (1)		5,088	4,745
Molnlycke Holding AB
4.25%, 06/11/2034	EUR	1,495	1,755
Performance Food Group, Inc.
4.25%, 08/01/2029 (1)		$123	119
Philip Morris International, Inc.
5.13%, 02/15/2030		4,000	4,061
5.13%, 02/13/2031		5,500	5,601
5.50%, 09/07/2030		5,500	5,672

The accompanying notes are an integral part of these financial statements.

160

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Non-cyclical – 2.41% – (continued)
5.63%, 11/17/2029		$16,125	$16,616
Pilgrim’s Pride Corp.
3.50%, 03/01/2032		25,863	23,577
4.25%, 04/15/2031		13,635	13,076
6.25%, 07/01/2033		13,265	13,849
6.88%, 05/15/2034		11,773	12,721
Post Holdings, Inc.
4.63%, 04/15/2030 (1)		189	183
Radiology Partners, Inc.
8.50%, 07/15/2032 (1)		172	179
Raven Acquisition Holdings LLC
6.88%, 11/15/2031 (1)		1,550	1,515
Revvity, Inc.
2.55%, 03/15/2031		11,115	10,002
Rollins, Inc.
5.25%, 02/24/2035		3,545	3,541
Roquette Freres SA
6.00% (CMS 5 Year Rate EUR + 3.10%), 04/21/2175 (2)	EUR	1,600	1,846
Sartorius Finance BV
4.88%, 09/14/2035		7,200	8,736
Spectrum Brands, Inc.
3.88%, 03/15/2031 (1)		$1,138	996
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036		2,934	3,095
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026		3,115	3,100
4.10%, 10/01/2046		46,555	35,934
4.75%, 05/09/2027		4,538	4,534
5.13%, 05/09/2029		4,885	4,883
6.00%, 12/01/2032		3,400	3,528
6.75%, 03/01/2028		1,400	1,433
7.88%, 09/15/2029		6,355	6,815
8.13%, 09/15/2031		3,170	3,572
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, 12/01/2030		9,534	9,767
TriNet Group, Inc.
3.50%, 03/01/2029 (1)		129	121
7.13%, 08/15/2031 (1)		116	117
U.S. Renal Care, Inc.
10.63%, 06/28/2028 (1)		195	178
United Rentals North America, Inc.
3.75%, 01/15/2032		195	181
3.88%, 02/15/2031		191	180
5.38%, 11/15/2033 (1)		33,280	32,778
6.13%, 03/15/2034 (1)		15,905	16,306
UnitedHealth Group, Inc.
3.88%, 12/15/2028		1,070	1,055
4.75%, 05/15/2052		1,645	1,411
Universal Health Services, Inc.
1.65%, 09/01/2026		8,275	8,241
Verisk Analytics, Inc.
5.25%, 03/15/2035		10,605	10,544
VT Topco, Inc.
8.50%, 08/15/2030 (1)		3,242	3,289
WestConnex Finance Co. Pty Ltd.
5.94%, 04/30/2032	AUD	4,190	2,935
6.41%, 04/30/2036		2,360	1,665

Total Consumer, Non-cyclical			1,160,888

The accompanying notes are an integral part of these financial statements.

161

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Energy – 2.24%
Aker BP ASA
3.10%, 07/15/2031 (1)		$5,635	$5,152
4.00%, 01/15/2031 (1)		10,230	9,850
5.13%, 10/01/2034 (1)		5,495	5,381
Australian Metcoal Financing Pty Ltd.
6.25%, 10/22/2031 (1)		1,157	1,178
6.75%, 04/22/2034 (1)		808	833
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
4.74%, 03/11/2046	EUR	6,250	7,307
Canadian Natural Resources Ltd.
5.40%, 12/15/2034		$37,050	37,445
6.25%, 03/15/2038		1,345	1,419
Cenovus Energy, Inc.
5.40%, 03/20/2036		6,427	6,367
Cheniere Energy Partners LP
3.25%, 01/31/2032		6,215	5,696
4.00%, 03/01/2031		19,768	19,018
4.50%, 10/01/2029		2,205	2,190
5.95%, 06/30/2033		13,120	13,698
Chord Energy Corp.
6.00%, 10/01/2030 (1)		181	182
6.75%, 03/15/2033 (1)		177	180
Continental Resources, Inc.
2.88%, 04/01/2032 (1)		40,207	35,377
4.38%, 01/15/2028		2,330	2,314
5.75%, 01/15/2031 (1)		71,266	72,566
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031 (1)		250	245
7.50%, 12/15/2033 (1)		250	261
Crescent Energy Finance LLC
7.38%, 01/15/2033 (1)		127	126
DCP Midstream Operating LP
3.25%, 02/15/2032		15,045	13,718
5.13%, 05/15/2029		3,380	3,418
Ecopetrol SA
8.38%, 01/19/2036		3,086	3,342
8.88%, 01/13/2033		750	821
Enbridge, Inc.
3.20%, 06/08/2027	CAD	1,900	1,341
4.50%, 02/15/2031		$5,800	5,715
5.20%, 11/20/2035		700	695
Energean Israel Finance Ltd.
5.38%, 03/30/2028 (1)		4,950	4,897
5.88%, 03/30/2031 (1)		6,495	6,233
Energy Transfer LP
5.00%, 05/15/2050		1,578	1,336
5.55%, 05/15/2034		3,705	3,764
5.60%, 09/01/2034		11,940	12,186
5.70%, 04/01/2035		15,463	15,870
5.75%, 02/15/2033		9,247	9,574
6.00%, 06/15/2048		1,347	1,308
6.25%, 04/15/2049		2,539	2,533
6.40%, 12/01/2030		2,411	2,552
6.55%, 12/01/2033		10,970	11,869
8.00% (5 Year CMT Index + 4.02%), 05/15/2054 (2)		229	243
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034 (1)		1,393	1,238

The accompanying notes are an integral part of these financial statements.

162

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 2.24% – (continued)
Gazprom PJSC Via Gaz Capital SA
4.95%, 03/23/2027	$20,900	$17,347
Gazprom PJSC via Gaz Finance Plc
2.95%, 01/27/2029 (1)	28,600	21,164
3.00%, 06/29/2027	10,000	8,100
Helmerich & Payne, Inc.
5.50%, 12/01/2034	11,542	11,322
ITT Holdings LLC
6.50%, 08/01/2029 (1)	770	761
KazMunayGas National Co. JSC
3.50%, 04/14/2033	351	318
5.38%, 04/24/2030	2,346	2,369
Kinder Morgan, Inc.
5.15%, 06/01/2030	20,000	20,335
5.20%, 06/01/2033	10,000	10,137
Matador Resources Co.
6.50%, 04/15/2032 (1)	610	613
NGPL PipeCo LLC
5.60%, 08/15/2036 (1)	6,575	6,539
Oceaneering International, Inc.
6.00%, 02/01/2028	59	60
6.00%, 02/01/2028	59	60
ONEOK, Inc.
6.50%, 09/01/2030 (1)	4,475	4,701
Petroleos de Venezuela SA
5.38%, 04/12/2027 (9)(10)	2,052	752
5.50%, 04/12/2037 (9)(10)	2,500	913
6.00%, 05/16/2024 (9)(10)	2,312	866
6.00%, 11/15/2026 (9)(10)	4,600	1,718
9.00%, 11/17/2021 (9)(10)	200	87
9.75%, 05/17/2035 (9)(10)	830	369
Petroleos Mexicanos
6.70%, 02/16/2032	130,812	131,970
6.75%, 09/21/2047	81,425	69,697
7.69%, 01/23/2050	17,470	16,294
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	3,881	3,736
3.80%, 09/15/2030	11,638	11,167
4.30%, 01/31/2043	865	714
Repsol E&P Capital Markets U.S. LLC
5.98%, 09/16/2035 (1)	7,100	7,241
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027	33	33
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028 (1)	197	201
Saudi Arabian Oil Co.
4.75%, 06/02/2030 (1)	10,200	10,154
SM Energy Co.
6.75%, 08/01/2029 (1)	84	86
7.00%, 08/01/2032 (1)	86	87
8.38%, 07/01/2028 (1)	3,915	3,999
8.63%, 11/01/2030 (1)	175	184
8.75%, 07/01/2031 (1)	171	179
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (1)	1,000	864
Sunoco LP
5.38%, 07/15/2031 (1)	660	651
5.63%, 03/15/2031 (1)	3,940	3,911

The accompanying notes are an integral part of these financial statements.

163

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 2.24% – (continued)
5.63%, 07/15/2034 (1)	$1,690	$1,649
7.88% (5 Year CMT Index + 4.23%), 03/18/2174 (1)(2)	7,890	8,205
Targa Resources Corp.
5.50%, 02/15/2035	1,255	1,267
5.55%, 08/15/2035	6,280	6,352
6.13%, 03/15/2033	12,425	13,089
6.50%, 03/30/2034	24,725	26,651
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	3,880	3,679
4.88%, 02/01/2031	2,085	2,077
Topaz Solar Farms LLC
5.75%, 09/30/2039 (1)	2,429	2,386
Transcanada Trust
5.30% (3 Month SOFR USD + 3.21%), 03/15/2077 (2)	35,254	35,128
5.50% (3 Month Term SOFR + 4.42%), 09/15/2079 (2)	2,659	2,645
5.60% (5 Year CMT Index + 3.99%), 03/07/2082 (2)	7,038	6,961
5.88% (3 Month SOFR USD + 4.64%), 08/15/2076 (2)	31,662	31,690
TransMontaigne Partners LLC
8.50%, 06/15/2030 (1)	919	936
Transocean International Ltd.
8.75%, 02/15/2030 (1)	623	647
Ultrapar International SA
5.25%, 06/06/2029 (1)	2,041	2,043
Venture Global LNG, Inc.
7.00%, 01/15/2030 (1)	2,400	2,448
9.00% (5 Year CMT Index + 5.44%), 03/30/2174(1)(2)	246	240
9.50%, 02/01/2029 (1)	34,500	37,134
9.88%, 02/01/2032 (1)	1,100	1,174
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (1)	8,886	9,092
6.50%, 01/15/2034 (1)	8,798	9,167
6.50%, 06/15/2034 (1)	3,848	4,009
6.75%, 01/15/2036 (1)	8,300	8,800
7.50%, 05/01/2033 (1)	11,750	12,896
7.75%, 05/01/2035 (1)	7,750	8,691
Viper Energy Partners LLC
5.70%, 08/01/2035	46,357	47,095
Weatherford International Ltd.
6.75%, 10/15/2033 (1)	178	182
Western Midstream Operating LP
4.05%, 02/01/2030	1,775	1,719
5.25%, 02/01/2050	2,350	2,039
5.30%, 03/01/2048	5,089	4,431
5.45%, 04/01/2044	1,256	1,144
5.50%, 12/15/2035	5,378	5,321
5.50%, 08/15/2048	940	838
5.70%, 07/01/2036	27,305	27,354
6.15%, 04/01/2033	13,915	14,514
6.35%, 01/15/2029	7,405	7,660
Whistler Pipeline LLC
5.70%, 09/30/2031 (1)	3,640	3,733
5.95%, 09/30/2034 (1)	4,065	4,161
Williams Companies, Inc.
5.15%, 03/15/2034	21,805	21,786

Total Energy		1,080,170

The accompanying notes are an integral part of these financial statements.

164

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 7.95%
Acrisure LLC / Acrisure Finance, Inc.
8.25%, 02/01/2029 (1)	$4,508	$4,243
AerCap Ireland Capital DAC
3.65%, 07/21/2027	200	198
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.00%, 10/29/2028	41,637	40,077
3.30%, 01/30/2032	26,913	24,600
3.40%, 10/29/2033	8,770	7,796
4.75%, 01/15/2033	9,450	9,229
4.95%, 09/10/2034	15,355	14,969
5.38%, 12/15/2031	5,980	6,086
5.75%, 06/06/2028	971	990
6.15%, 09/30/2030	8,535	8,918
Aircastle Ltd.
5.95%, 02/15/2029 (1)	3,340	3,420
6.50%, 07/18/2028 (1)	12,835	13,212
Aircastle Ltd. / Aircastle Ireland DAC
5.25%, 03/15/2030 (1)	3,310	3,331
5.75%, 10/01/2031 (1)	12,585	12,873
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/2030	42	42
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
7.00%, 01/15/2031 (1)	924	939
7.38%, 10/01/2032 (1)	1,388	1,378
American Express Co.
4.01% (SOFR + 0.58%), 02/09/2029 (2)	2,900	2,874
4.44% (SOFR + 0.81%), 05/03/2030 (2)	5,000	4,969
4.92% (SOFR + 1.22%), 07/20/2033 (2)	8,715	8,710
5.67% (SOFR + 1.79%), 04/25/2036 (2)	1,220	1,264
American Homes 4 Rent LP
2.38%, 07/15/2031	1,690	1,495
American Tower Corp.
2.10%, 06/15/2030	13,775	12,453
2.30%, 09/15/2031	15,793	13,934
2.70%, 04/15/2031	13,810	12,566
5.65%, 03/15/2033	6,855	7,079
5.90%, 11/15/2033	7,480	7,806
American Tower Trust I
5.49%, 03/15/2028 (1)	12,000	12,099
AmWINS Group, Inc.
6.38%, 02/15/2029 (1)	177	178
Andiron Financing LLC
0.00%, 01/21/2030(4)(5)	340	340
Antares Holdings LP
2.75%, 01/15/2027 (1)	8,970	8,841
3.75%, 07/15/2027 (1)	20,265	19,899
7.95%, 08/11/2028 (1)	2,715	2,807
Aon Corp.
2.80%, 05/15/2030	3,500	3,259
Aon Corp. / Aon Global Holdings Plc
2.60%, 12/02/2031	9,185	8,188
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves
7.88%, 11/01/2029 (1)	240	243
Ardonagh Finco Ltd.
7.75%, 02/15/2031 (1)	12,467	12,607
Arthur J Gallagher & Co.
5.00%, 02/15/2032	1,645	1,649
5.15%, 02/15/2035	9,469	9,402

The accompanying notes are an integral part of these financial statements.

165

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 7.95% – (continued)
5.45%, 07/15/2034		$3,795	$3,849
Athene Global Funding
2.55%, 11/19/2030 (1)		3,300	2,945
2.65%, 10/04/2031 (1)		1,207	1,058
Athene Holding Ltd.
3.50%, 01/15/2031		661	619
Aviation Capital Group LLC
4.25%, 04/30/2029 (1)		1,452	1,428
4.80%, 10/24/2030 (1)		10,295	10,194
4.88%, 01/28/2033 (1)		1,917	1,865
5.13%, 04/10/2030 (1)		285	286
6.25%, 04/15/2028 (1)		3,810	3,896
6.38%, 07/15/2030 (1)		13,350	13,990
6.75%, 10/25/2028 (1)		10,810	11,226
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (1)		15,433	14,976
2.75%, 02/21/2028 (1)		6,105	5,916
3.25%, 02/15/2027 (1)		1,791	1,776
4.70%, 01/30/2031 (1)		11,236	11,036
4.85%, 04/01/2033 (1)		10,883	10,535
5.38%, 05/30/2030 (1)		5,160	5,211
Azorra Finance Ltd.
7.25%, 01/15/2031 (1)		115	118
7.75%, 04/15/2030 (1)		115	119
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031 (1)		4,898	4,919
Banco Bilbao Vizcaya Argentaria SA
4.97%, 05/08/2031		12,400	12,380
Banco Santander SA
4.87%, 04/15/2031		800	795
6.53% (1 Year CMT Index + 1.65%), 11/07/2027 (2)		9,500	9,567
6.61%, 11/07/2028		7,200	7,524
Bank of America Corp.
1.73% (SOFR + 0.96%), 07/22/2027 (2)		39,105	39,046
1.92% (SOFR + 1.37%), 10/24/2031 (2)		2,384	2,115
2.09% (SOFR + 1.06%), 06/14/2029 (2)		16,300	15,522
2.57% (SOFR + 1.21%), 10/20/2032 (2)		12,240	10,895
2.59% (SOFR + 2.15%), 04/29/2031 (2)		3,655	3,373
2.69% (SOFR + 1.32%), 04/22/2032 (2)		9,718	8,803
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030 (2)		596	562
2.97% (SOFR + 1.33%), 02/04/2033 (2)		9,400	8,485
3.19% (3 Month Term SOFR + 1.44%), 07/23/2030 (2)		3,730	3,565
3.42% (3 Month Term SOFR + 1.30%), 12/20/2028 (2)		37,132	36,511
3.59% (3 Month Term SOFR + 1.63%), 07/21/2028 (2)		3,972	3,934
3.62% (3 Month Term VCDOR + 1.48%), 03/16/2028 (2)(19)	CAD	3,800	2,691
3.71% (3 Month Term SOFR + 1.77%), 04/24/2028 (2)		$3,059	3,038
3.85% (5 Year CMT Index + 2.00%), 03/08/2037 (2)		20,000	18,587
3.97% (3 Month Term SOFR + 1.33%), 03/05/2029 (2)		8,726	8,632
4.57% (SOFR + 1.83%), 04/27/2033 (2)		9,334	9,150
4.95% (SOFR + 2.04%), 07/22/2028 (2)		5,429	5,451
5.20% (SOFR + 1.63%), 04/25/2029 (2)		12,800	12,919
5.29% (SOFR + 1.91%), 04/25/2034 (2)		2,719	2,755
5.47% (SOFR + 1.65%), 01/23/2035 (2)		3,000	3,059
6.20% (SOFR + 1.99%), 11/10/2028 (2)		774	790
Bank of Montreal
4.31%, 06/01/2027	CAD	1,800	1,283
Bank of Nova Scotia
4.25% (SOFR + 0.73%), 02/02/2030 (2)		$1,800	1,778

The accompanying notes are an integral part of these financial statements.

166

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 7.95% – (continued)
4.64% (SOFR + 1.00%), 09/08/2028 (2)		$4,200	$4,220
Barclays Plc
2.28% (1 Year CMT Index + 1.05%), 11/24/2027 (2)		2,400	2,379
3.56% (5 Year CMT Index + 2.90%), 09/23/2035 (2)		24,000	22,499
4.52% (SOFR + 1.14%), 02/24/2032 (2)		9,000	8,791
4.84% (SOFR + 1.34%), 09/10/2028 (2)		5,400	5,409
4.94% (SOFR + 1.56%), 09/10/2030 (2)		800	801
4.97% (3 Month SOFR USD + 1.90%), 05/16/2029 (2)		3,900	3,916
5.50% (1 Year CMT Index + 2.65%), 08/09/2028 (2)		40,000	40,354
5.69% (SOFR + 1.74%), 03/12/2030 (2)		4,000	4,083
7.39% (1 Year CMT Index + 3.30%), 11/02/2028 (2)		3,100	3,205
7.44% (1 Year CMT Index + 3.50%), 11/02/2033 (2)		500	557
BGC Group, Inc.
6.15%, 04/02/2030		9,340	9,531
Blackstone Property Partners Europe Holdings Sarl
3.50%, 01/29/2031	EUR	4,290	4,838
Blue Owl Finance LLC
6.25%, 04/18/2034		$16,652	16,303
BNP Paribas SA
2.59% (5 Year CMT Index + 2.05%), 08/12/2035 (1)(2)		29,365	26,525
2.59% (SOFR + 1.23%), 01/20/2028 (1)(2)		22,944	22,701
3.13% (SOFR + 1.56%), 01/20/2033 (1)(2)		800	725
5.09% (SOFR + 1.68%), 05/09/2031 (1)(2)		22,353	22,473
5.79% (SOFR + 1.62%), 01/13/2033 (1)(2)		16,000	16,514
Boston Properties LP
2.90%, 03/15/2030		5,000	4,658
3.25%, 01/30/2031		22,395	20,777
3.40%, 06/21/2029		35,606	34,231
4.50%, 12/01/2028		5,994	5,958
BPCE SA
4.76% (SOFR + 1.27%), 01/13/2032 (1)(2)		12,200	12,025
5.94% (SOFR + 1.85%), 05/30/2035 (1)(2)		5,600	5,743
6.29% (SOFR + 2.04%), 01/14/2036 (1)(2)		9,511	9,937
6.71% (SOFR + 2.27%), 10/19/2029 (1)(2)		8,600	8,938
7.00% (SOFR + 2.59%), 10/19/2034 (1)(2)		56,600	61,624
Brookfield Asset Management Ltd.
5.80%, 04/24/2035		5,470	5,581
Brown & Brown, Inc.
5.55%, 06/23/2035		3,300	3,293
CaixaBank SA
5.58% (SOFR + 1.79%), 07/03/2036 (1)(2)		8,105	8,184
6.21% (SOFR + 2.70%), 01/18/2029 (1)(2)		7,400	7,572
Capital One Financial Corp.
4.49% (SOFR + 1.25%), 09/11/2031 (2)		9,625	9,444
4.72% (SOFR + 1.15%), 01/30/2032 (2)		14,625	14,428
5.20% (SOFR + 1.63%), 09/11/2036 (2)		12,560	12,226
5.46% (SOFR + 1.56%), 07/26/2030 (2)		5,000	5,082
5.70% (SOFR + 1.91%), 02/01/2030 (2)		10,500	10,718
6.31% (SOFR + 2.64%), 06/08/2029 (2)		15,000	15,424
CBRE Open-Ended Funds SCA SICAV-SIF
4.75%, 03/27/2034	EUR	7,480	8,896
CBRE Services, Inc.
5.25%, 06/01/2036		$11,500	11,340
Charles Schwab Corp.
5.85% (SOFR + 2.50%), 05/19/2034 (2)		28,500	29,780
6.20% (SOFR + 1.88%), 11/17/2029 (2)		5,000	5,171
Citadel LP
6.00%, 01/23/2030 (1)		3,855	3,964

The accompanying notes are an integral part of these financial statements.

167

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 7.95% – (continued)
6.38%, 01/23/2032 (1)		$2,920	$3,040
Citadel Securities Global Holdings LLC
5.75%, 03/27/2036 (1)		19,000	18,826
Citibank N.A.
4.85% (SOFR + 0.91%), 06/18/2032 (2)		12,520	12,511
4.91%, 05/29/2030		3,280	3,320
Citigroup, Inc.
2.98% (SOFR + 1.42%), 11/05/2030 (2)		13,308	12,566
3.06% (SOFR + 1.35%), 01/25/2033 (2)		5,299	4,801
3.52% (3 Month Term SOFR + 1.41%), 10/27/2028 (2)		2,201	2,171
3.79% (SOFR + 1.94%), 03/17/2033 (2)		9,051	8,505
3.98% (3 Month Term SOFR + 1.60%), 03/20/2030 (2)		1,568	1,538
4.64% (SOFR + 1.14%), 05/07/2028 (2)		22,750	22,764
5.17% (SOFR + 1.36%), 02/13/2030 (2)		9,627	9,730
CNA Financial Corp.
5.13%, 02/15/2034		2,970	2,939
CNO Global Funding
4.88%, 12/10/2027 (1)		3,200	3,201
5.88%, 06/04/2027 (1)		8,600	8,697
Cooperatieve Rabobank UA
6.50%, 03/29/2170 (3)	EUR	2,782	3,589
COPT Defense Properties LP
2.75%, 04/15/2031		$1,555	1,410
CoStar Group, Inc.
2.80%, 07/15/2030 (1)		21,426	19,277
CRC Insurance Group LLC
7.13%, 06/01/2031 (1)		231	230
Credicorp Capital Sociedad Titulizadora SA
9.70%, 03/05/2045 (1)	PEN	13,000	4,046
10.10%, 12/15/2043 (1)		11,645	3,722
Credit Agricole SA
4.63% (SOFR + 1.21%), 09/11/2028 (1)(2)		$3,300	3,299
4.85% (SOFR + 1.21%), 09/11/2028 (1)(2)		6,250	6,287
Credit Opportunities Partners JV
6.74%, 03/20/2030 (5)(19)		8,400	8,352
Crown Castle, Inc.
2.10%, 04/01/2031		1,938	1,704
2.50%, 07/15/2031		1,771	1,574
3.30%, 07/01/2030		2,000	1,885
DaVinciRe Holdings Ltd.
5.95%, 04/15/2035 (1)		1,300	1,332
Deutsche Bank AG
2.31% (SOFR + 1.22%), 11/16/2027 (2)		3,500	3,471
6.72% (SOFR + 3.18%), 01/18/2029 (2)		2,400	2,472
Digital Dutch Finco BV
1.00%, 01/15/2032	EUR	2,684	2,656
3.88%, 03/15/2035		1,644	1,839
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH
4.88%, 08/21/2030		1,000	1,165
EPR Properties
4.75%, 12/15/2026		$140	140
4.95%, 04/15/2028		414	414
Equinix, Inc.
2.15%, 07/15/2030		21,570	19,447

The accompanying notes are an integral part of these financial statements.

168

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 7.95% – (continued)
Equitable Financial Life Global Funding
1.80%, 03/08/2028 (1)		$7,665	$7,301
Extra Space Storage LP
2.20%, 10/15/2030		4,425	3,968
2.35%, 03/15/2032		4,150	3,615
2.40%, 10/15/2031		244	215
2.55%, 06/01/2031		3	3
3.90%, 04/01/2029		4,655	4,560
5.90%, 01/15/2031		8,695	9,020
F&G Global Funding
5.88%, 01/16/2030 (1)		9,100	9,197
Farmers Exchange Capital II
6.15% (3 Month Term SOFR + 4.01%), 11/01/2053 (1)(2)		5,700	5,543
Farmers Exchange Capital III
5.45% (3 Month Term SOFR + 3.72%), 10/15/2054 (1)(2)		8,000	7,419
Farmers Insurance Exchange
4.75% (3 Month SOFR USD + 3.23%), 11/01/2057 (1)(2)		3,000	2,550
7.00% (10 Year CMT Index + 3.86%), 10/15/2064 (1)(2)		1,855	1,864
Fidelity National Financial, Inc.
2.45%, 03/15/2031		6,840	6,051
3.40%, 06/15/2030		5,874	5,533
4.50%, 08/15/2028		15,455	15,361
First American Financial Corp.
2.40%, 08/15/2031		6,800	5,927
First Eagle Holdings, Inc.
7.25%, 08/15/2032 (1)		4,214	4,242
Freedom Mortgage Holdings LLC
8.38%, 04/01/2032 (1)		58	59
9.13%, 05/15/2031 (1)		58	60
9.25%, 02/01/2029 (1)		226	234
GA Global Funding Trust
4.40%, 09/23/2027 (1)		12,000	11,949
5.20%, 12/09/2031 (1)		5,700	5,632
5.50%, 04/01/2032 (1)		9,500	9,454
GGAM Finance Ltd.
5.88%, 03/15/2030 (1)		238	238
8.00%, 02/15/2027 (1)		3,050	3,057
Global Atlantic Finance Co.
3.13%, 06/15/2031 (1)		2,115	1,897
4.40%, 10/15/2029 (1)		1,127	1,094
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032		7,120	6,375
4.00%, 01/15/2031		1,989	1,878
5.25%, 02/15/2033		4,900	4,800
5.30%, 01/15/2029		1,170	1,175
5.63%, 09/15/2034		2,100	2,083
5.63%, 03/01/2036		9,155	8,972
5.75%, 06/01/2028		10,034	10,146
5.75%, 11/01/2037		535	527
6.75%, 12/01/2033		2,755	2,919
Goldman Sachs Group, Inc.
1.54% (SOFR + 0.82%), 09/10/2027 (2)		23,288	23,158
1.95% (SOFR + 0.91%), 10/21/2027 (2)		8,845	8,776
2.01% (3 Month Term CORRA Index + 0.59%), 02/28/2029 (2)(19)	CAD	8,400	5,796
4.15% (SOFR + 0.71%), 01/21/2029 (2)		$11,200	11,104
4.15% (SOFR + 0.90%), 10/21/2029 (2)		7,370	7,266
4.22% (3 Month Term SOFR + 1.56%), 05/01/2029 (2)		8,031	7,961
4.48% (SOFR + 1.73%), 08/23/2028 (2)		19,326	19,308

The accompanying notes are an integral part of these financial statements.

169

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 7.95% – (continued)
4.59% (SOFR + 0.99%), 04/20/2030 (2)	$13,100	$13,026
4.69% (SOFR + 1.14%), 10/23/2030 (2)	8,333	8,293
5.02% (SOFR + 1.42%), 10/23/2035 (2)	5,950	5,844
5.07% (SOFR + 1.19%), 01/21/2037 (2)	19,863	19,393
5.09% (SOFR + 1.34%), 04/20/2034 (2)	2,405	2,395
5.22% (SOFR + 1.58%), 04/23/2031 (2)	1,090	1,101
5.39% (5 Year CMT Index + 1.18%), 02/02/2041 (2)	41,853	40,769
5.73% (SOFR + 1.27%), 04/25/2030 (2)	13,322	13,653
Goodman U.S. Finance Eight LLC
5.88%, 04/28/2046 (1)	11,100	10,927
Goodman U.S. Finance Seven LLC
5.25%, 04/28/2036 (1)	7,600	7,467
Guardian Life Global Funding
1.63%, 09/16/2028 (1)	5,000	4,694
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/2034	7,800	7,956
Healthcare Realty Holdings LP
2.00%, 03/15/2031	3	3
3.63%, 01/15/2028	1,092	1,073
Healthpeak OP LLC
2.88%, 01/15/2031	1,980	1,819
3.50%, 07/15/2029	231	223
Host Hotels & Resorts LP
5.50%, 04/15/2035	23,380	23,461
HSBC Holdings Plc
2.36% (SOFR + 1.95%), 08/18/2031 (2)	24,850	22,491
2.85% (SOFR + 2.39%), 06/04/2031 (2)	10,000	9,264
3.97% (3 Month Term SOFR + 1.87%), 05/22/2030 (2)	10,000	9,757
4.58% (3 Month Term SOFR + 1.80%), 06/19/2029 (2)	3,200	3,191
5.21% (SOFR + 2.61%), 08/11/2028 (2)	10,500	10,572
5.74% (SOFR + 1.96%), 09/10/2036 (2)	26,700	26,893
6.55% (SOFR + 2.98%), 06/20/2034 (2)	33,515	35,611
Hudson Pacific Properties LP
3.95%, 11/01/2027	12,187	11,879
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
9.00%, 06/15/2030	5,077	4,734
9.75%, 01/15/2029	4,564	4,476
ING Groep NV
6.11% (SOFR + 2.09%), 09/11/2034 (2)	4,225	4,471
Intesa Sanpaolo SpA
6.01% (1 Year CMT Index + 1.50%), 06/29/2037 (1)(2)	12,815	12,901
6.63%, 06/20/2033	20,000	21,707
7.20%, 11/28/2033	1,100	1,239
7.20%, 11/28/2033 (1)	7,000	7,875
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	4	4
4.88%, 02/01/2035	4,480	4,336
5.50%, 08/15/2033	1	1
Jackson National Life Global Funding
4.60%, 10/01/2029(1)	16,700	16,451
4.60% (SOFR + 0.97%), 01/14/2028 (1)(2)	8,000	7,988
4.90%, 01/13/2027 (1)	12,400	12,422
Jane Street Group / JSG Finance, Inc.
6.75%, 05/01/2033 (1)	16,786	17,262
7.13%, 04/30/2031 (1)	174	180
Jefferies Financial Group, Inc.
5.13%, 04/28/2031	19,649	19,396
6.20%, 04/14/2034	14,090	14,421

The accompanying notes are an integral part of these financial statements.

170

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 7.95% – (continued)
6.25%, 01/15/2036		$1,430	$1,460
6.50%, 01/20/2043		1,125	1,130
JP Morgan Chase & Co.
1.47% (SOFR + 0.77%), 09/22/2027 (2)		60	60
1.76% (3 Month Term SOFR + 1.11%), 11/19/2031 (2)		12,795	11,270
1.90% (3 Month Term VCDOR + 0.47%), 03/05/2028 (2)(19)	CAD	1,900	1,330
1.95% (SOFR + 1.07%), 02/04/2032 (2)		$5,064	4,458
2.07% (SOFR + 1.02%), 06/01/2029 (2)		2,990	2,850
2.52% (SOFR + 2.04%), 04/22/2031 (2)		21,667	19,973
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032 (2)		4,831	4,354
2.74% (3 Month Term SOFR + 1.51%), 10/15/2030 (2)		6,869	6,452
2.95% (SOFR + 1.17%), 02/24/2028 (2)		8,197	8,115
2.96% (3 Month Term SOFR + 2.52%), 05/13/2031 (2)		38,025	35,503
2.96% (SOFR + 1.26%), 01/25/2033 (2)		541	490
4.32% (SOFR + 1.56%), 04/26/2028 (2)		9,200	9,183
4.51% (SOFR + 0.86%), 10/22/2028 (2)		21,175	21,169
4.90% (SOFR + 1.07%), 01/22/2037 (2)		10,650	10,371
4.92% (SOFR + 0.80%), 01/24/2029 (2)		165	166
5.00% (SOFR + 1.13%), 07/22/2030 (2)		300	302
5.01% (SOFR + 1.31%), 01/23/2030 (2)		3,735	3,760
5.04% (SOFR + 1.19%), 01/23/2028 (2)		7,239	7,262
5.10% (SOFR + 1.44%), 04/22/2031 (2)		23,048	23,308
5.50% (SOFR + 1.32%), 01/24/2036 (2)		12,190	12,458
5.57% (SOFR + 0.93%), 04/22/2028 (2)		12,231	12,333
5.57% (SOFR + 1.68%), 04/22/2036 (2)		12,310	12,655
6.50% (5 Year CMT Index + 2.15%), 04/01/2174 (2)		29,915	30,633
JP Morgan Chase Bank N.A.
11.00%, 11/26/2027 (1)	UZS	35,080,000	2,920
Lloyds Banking Group Plc
3.75% (1 Year CMT Index + 1.80%), 03/18/2028 (2)		$15,000	14,922
4.24% (1 Year CMT Index + 0.60%), 02/10/2030 (2)		7,800	7,701
4.69% (SOFR + 1.06%), 11/26/2028 (2)		17,000	17,084
4.82% (1 Year CMT Index + 0.83%), 06/13/2029 (2)		31,094	31,137
5.09% (1 Year CMT Index + 0.85%), 11/26/2028 (2)		9,300	9,364
7.95% (1 Year CMT Index + 3.75%), 11/15/2033 (2)		17,175	19,472
LPL Holdings, Inc.
5.15%, 06/15/2030		10,100	10,132
LSEG Finance Plc
2.00%, 04/06/2028 (1)		5,640	5,397
LXP Industrial Trust
2.38%, 10/01/2031		2,050	1,793
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/2030 (1)		3,255	3,246
Marex Group Plc
6.40%, 11/04/2029		2,100	2,151
Marsh & McLennan Companies, Inc.
4.95%, 03/15/2036		16,650	16,371
5.00%, 03/15/2035		20,635	20,432
Metropolitan Life Global Funding I
5.15%, 03/28/2033 (1)		5,610	5,673
Morgan Stanley
0.00%, 04/02/2032 (3)(19)		14,800	11,027
1.79% (SOFR + 1.03%), 02/13/2032 (2)		3,851	3,350
1.93% (SOFR + 1.02%), 04/28/2032 (2)		3,379	2,938
2.24% (SOFR + 1.18%), 07/21/2032 (2)		2,073	1,819
2.48% (SOFR + 1.36%), 09/16/2036 (2)		20,625	17,892
2.51% (SOFR + 1.20%), 10/20/2032 (2)		12,515	11,063
2.70% (SOFR + 1.14%), 01/22/2031 (2)		3,376	3,135

The accompanying notes are an integral part of these financial statements.

171

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 7.95% – (continued)
3.22% (SOFR + 1.49%), 04/22/2042 (2)	$751	$573
4.89% (SOFR + 1.31%), 10/22/2036 (2)	4,010	3,883
5.12% (SOFR + 1.73%), 02/01/2029 (2)	8,000	8,049
5.25% (SOFR + 1.87%), 04/21/2034 (2)	237	238
5.31% (5 Year CMT Index + 1.17%), 01/18/2041 (2)	41,416	40,362
5.42% (SOFR + 1.88%), 07/21/2034 (2)	5,875	5,966
5.47% (SOFR + 1.73%), 01/18/2035 (2)	2,457	2,494
5.83% (SOFR + 1.58%), 04/19/2035 (2)	16,265	16,874
5.94% (5 Year CMT Index + 1.80%), 02/07/2039 (2)	35,780	36,898
5.95% (5 Year CMT Index + 2.43%), 01/19/2038 (2)	21,757	22,385
6.63% (SOFR + 2.05%), 11/01/2034 (2)	11,306	12,269
Morgan Stanley Bank N.A.
4.32% (SOFR + 0.69%), 10/15/2027 (2)	5,600	5,603
Morgan Stanley Private Bank N.A.
4.20% (SOFR + 0.78%), 11/17/2028 (2)	850	846
4.21% (SOFR + 0.76%), 02/08/2030 (2)	4,300	4,244
4.47% (SOFR + 1.02%), 11/19/2031 (2)	34,960	34,362
4.73% (SOFR + 1.08%), 07/18/2031 (2)	26,681	26,561
Mutual of Omaha Cos Global Funding
5.00%, 04/01/2030 (1)	5,300	5,338
Nationwide Building Society
3.96% (3 Month SOFR USD + 1.86%), 07/18/2030 (1)(2)	5,650	5,503
4.30% (3 Month SOFR USD + 1.45%), 03/08/2029 (1)(2)	6,100	6,068
NatWest Group Plc
3.03% (5 Year CMT Index + 2.35%), 11/28/2035 (2)	15,143	13,888
4.45% (3 Month SOFR USD + 1.87%), 05/08/2030 (2)	4,390	4,348
4.89% (3 Month SOFR USD + 1.75%), 05/18/2029 (2)	24,817	24,884
4.96% (1 Year CMT Index + 1.22%), 08/15/2030 (2)	11,300	11,334
5.08% (3 Month SOFR USD + 1.91%), 01/27/2030 (2)	6,600	6,643
5.52% (1 Year CMT Index + 2.27%), 09/30/2028 (2)	10,900	11,026
5.81% (1 Year CMT Index + 1.95%), 09/13/2029 (2)	19,897	20,334
6.48% (5 Year CMT Index + 2.20%), 06/01/2034 (2)	14,560	15,095
New York Life Global Funding
2.35%, 07/14/2026 (1)	1,000	999
NLG Global Funding
4.35%, 09/15/2030 (1)	20,365	19,919
Nomura Holdings, Inc.
2.17%, 07/14/2028	19,200	18,245
4.90%, 07/01/2030	1,500	1,497
Norinchukin Bank
5.09%, 10/16/2029 (1)	2,100	2,114
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/2051 (1)	2,420	1,665
OneMain Finance Corp.
6.63%, 01/15/2028	2,400	2,435
Osaic Holdings, Inc.
6.75%, 08/01/2032 (1)	116	116
Panama Infrastructure Receivable Purchaser Plc
0.00%, 04/05/2032 (1)	7,059	5,738
Prime Investment Ltd.
11.00%, 05/01/2030 (1)(5)	2,249	2,353
Realty Income Corp.
3.40%, 01/15/2030	4,450	4,261

The accompanying notes are an integral part of these financial statements.

172

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 7.95% – (continued)
Rexford Industrial Realty LP
2.15%, 09/01/2031		$1,135	$986
RGA Global Funding
5.05%, 12/06/2031(1)		7,100	7,092
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.63%, 03/01/2029		4,385	4,220
3.88%, 03/01/2031(1)		29,710	27,801
4.00%, 10/15/2033(1)		29,285	26,358
Royal Bank of Canada
3.41% (Canadian Overnight Repo Rate Index + 0.87%), 06/12/2029 (2)	CAD	6,600	4,661
Ryan Specialty LLC
5.88%, 08/01/2032 (1)		$474	466
Sammons Financial Group Global Funding
5.10%, 12/10/2029 (1)		2,900	2,912
Sammons Financial Group, Inc.
5.95%, 06/15/2036 (1)		3,000	3,005
Santander Holdings USA, Inc.
5.35% (SOFR + 1.94%), 09/06/2030 (2)		4,600	4,641
5.74% (SOFR + 1.88%), 03/20/2031 (2)		7,900	8,069
Santander UK Group Holdings Plc
2.47% (SOFR + 1.22%), 01/11/2028 (2)		800	791
3.82% (3 Month SOFR USD + 1.40%), 11/03/2028 (2)		4,990	4,933
4.86% (SOFR + 1.55%), 09/11/2030 (2)		5,300	5,296
5.69% (SOFR + 1.52%), 04/15/2031 (2)		14,600	14,976
6.53% (SOFR + 2.60%), 01/10/2029 (2)		800	821
SBA Tower Trust
1.84%, 04/15/2027 (1)		7,400	7,239
4.83%, 10/15/2029 (1)		11,000	10,999
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2049		1,300	65
Shimao Group Holdings Ltd
5.95%, 07/21/2031 (1)		199	3
Simon Property Group LP
2.65%, 07/15/2030		3,540	3,283
Societe Generale SA
4.86% (SOFR + 0.86%), 07/07/2029 (1)(2)		12,600	12,595
5.40% (SOFR + 1.51%), 08/08/2034 (1)(2)		18,930	18,805
5.44% (SOFR + 1.73%), 10/03/2036 (1)(2)		29,090	28,675
6.69% (1 Year CMT Index + 2.95%), 01/10/2034 (1)(2)		18,400	19,692
Stewart Information Services Corp.
3.60%, 11/15/2031		18,925	16,824
Suci Second Investment Co.
4.38%, 09/10/2027		6,000	5,978
Sumisho Air Lease Corp.
5.85%, 12/15/2027		8,015	8,144
Synchrony Financial
4.95% (SOFR + 1.53%), 02/25/2032 (2)		2,068	2,016
5.45% (SOFR + 1.68%), 03/06/2031 (2)		14,275	14,271
5.94% (SOFR + 2.13%), 08/02/2030 (2)		10,945	11,163
6.00% (SOFR + 2.07%), 07/29/2036 (2)		31,626	31,773
7.25%, 02/02/2033		169	176
Teachers Insurance & Annuity Association of America
4.90%, 09/15/2044 (1)		1,505	1,334
Toronto-Dominion Bank
4.21%, 06/01/2027	CAD	3,454	2,462
5.38%, 10/21/2027		1,000	725
UBS AG/Stamford CT
4.68% (SOFR + 0.74%), 11/29/2030 (2)		$22,000	21,962

The accompanying notes are an integral part of these financial statements.

173

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 7.95% – (continued)
UBS Group AG
3.09% (SOFR + 1.73%), 05/14/2032 (1)(2)		$20,600	$18,906
4.19% (SOFR + 3.73%), 04/01/2031 (1)(2)		28,864	28,179
4.21% (SOFR + 0.84%), 04/10/2030 (1)(2)		14,850	14,606
4.59% (SOFR + 1.05%), 08/10/2032 (1)(2)		12,375	12,142
4.84% (SOFR + 1.29%), 11/06/2033 (1)(2)		6,818	6,699
5.58% (SOFR + 1.76%), 05/09/2036 (1)(2)		19,700	20,056
5.62% (1 Year SOFR Swap Rate + 1.34%), 09/13/2030 (1)(2)		51,200	52,401
5.70% (1 Year CMT Index + 1.77%), 02/08/2035 (1)(2)		15,240	15,646
5.96% (1 Year CMT Index + 2.20%), 01/12/2034 (1)(2)		28,400	29,594
6.25% (1 Year CMT Index + 1.80%), 09/22/2029 (1)(2)		3,300	3,403
UniCredit SpA
3.13% (1 Year CMT Index + 1.55%), 06/03/2032 (1)(2)		7,680	7,047
5.46% (5 Year CMT Index + 4.75%), 06/30/2035 (1)(2)		39,280	39,490
7.30% (5 Year 1100 Run ICE Swap Rate USD + 4.91%), 04/02/2034 (1)(2)		30,436	32,032
VICI Properties LP
5.13%, 11/15/2031		7,550	7,517
5.63%, 04/01/2035		8,300	8,304
VICI Properties LP / VICI Note Co., Inc.
3.75%, 02/15/2027 (1)		5,000	4,969
3.88%, 02/15/2029 (1)		1,094	1,063
4.13%, 08/15/2030 (1)		11,350	10,893
4.50%, 09/01/2026 (1)		5,000	4,997
4.50%, 01/15/2028 (1)		5,000	4,965
5.75%, 02/01/2027 (1)		1,216	1,219
Vonovia SE
5.72%, 09/03/2035	AUD	6,680	4,431
Voyager Aviation Holdings LLC
8.50%, 05/09/2026 (1)(9)(10)		$30	1
Wells Fargo & Co.
2.39% (SOFR + 2.10%), 06/02/2028 (2)		6,030	5,910
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031 (2)		4,803	4,447
2.88% (3 Month Term SOFR + 1.43%), 10/30/2030 (2)		16,340	15,381
3.35% (SOFR + 1.50%), 03/02/2033 (2)		4,411	4,055
3.53% (SOFR + 1.51%), 03/24/2028 (2)		12,380	12,289
4.70% (SOFR + 1.07%), 04/22/2028 (2)		18,600	18,679
4.81% (SOFR + 1.98%), 07/25/2028 (2)		20,000	20,055
4.84% (SOFR + 0.97%), 05/20/2032 (2)		20,830	20,760
4.89% (SOFR + 1.34%), 09/15/2036 (2)		8,470	8,263
4.90% (SOFR + 2.10%), 07/25/2033 (2)		10,384	10,318
4.90% (SOFR + 0.78%), 01/24/2028 (2)		15,000	15,034
4.96% (SOFR + 1.10%), 01/23/2037 (2)		8,914	8,703
5.08% (CORRA Index + 1.04%), 04/26/2028 (2)(19)	CAD	2,500	1,791
5.15% (SOFR + 1.50%), 04/23/2031 (2)		$1,235	1,248
5.21% (SOFR + 1.38%), 12/03/2035 (2)		3,725	3,718
5.24% (SOFR + 1.11%), 01/24/2031 (2)		21,940	22,240
5.39% (SOFR + 2.02%), 04/24/2034 (2)		4,494	4,563
5.50% (SOFR + 1.78%), 01/23/2035 (2)		2,565	2,614
5.57% (SOFR + 1.74%), 07/25/2029 (2)		3,650	3,712
5.61% (SOFR + 1.74%), 04/23/2036 (2)		20,250	20,757
5.71% (SOFR + 1.07%), 04/22/2028 (2)		7,710	7,779
Weyerhaeuser Co.
4.00%, 04/15/2030		9,630	9,366
Willis North America, Inc.
5.15%, 03/15/2036		3,532	3,463
5.35%, 05/15/2033		2,890	2,927

The accompanying notes are an integral part of these financial statements.

174

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 7.95% – (continued)
WP Carey, Inc.
3.75%, 05/10/2035	EUR	4,395	$4,909
4.25%, 07/23/2032		4,105	4,806

Total Financials			3,834,812

Government – 0.02%
European Bank for Reconstruction & Development
15.00%, 06/11/2028	KZT	700,000	1,455
International Finance Corp.
14.75%, 11/19/2027		3,705,000	7,592
15.00%, 03/02/2027		340,000	697

Total Government			9,744

Industrials – 1.46%
Amcor Flexibles North America, Inc.
5.50%, 03/17/2035		$9,450	9,618
Amcor UK Finance Plc
3.75%, 02/20/2033	EUR	10,065	11,420
Amphenol Corp.
4.63%, 02/15/2036		$14,010	13,526
5.00%, 01/15/2035		10,885	10,873
5.25%, 04/05/2034		4,155	4,237
Amrize Finance U.S. LLC
5.40%, 04/07/2035		9,335	9,472
Ardagh Group SA
11.00%, 12/01/2030 (1)(7)		2,108	2,013
Aurizon Network Pty Ltd.
2.90%, 09/02/2030	AUD	2,180	1,354
6.10%, 09/12/2031		8,060	5,657
Axon Enterprise, Inc.
6.13%, 03/15/2030 (1)		$176	180
6.25%, 03/15/2033 (1)		175	179
BAE Systems Plc
5.25%, 03/26/2031 (1)		1,595	1,626
Berry Global, Inc.
1.65%, 01/15/2027		2,340	2,305
Boeing Co.
3.63%, 02/01/2031		18,979	18,048
5.15%, 05/01/2030		21,125	21,383
5.71%, 05/01/2040		13,561	13,789
5.81%, 05/01/2050		60,080	59,358
5.93%, 05/01/2060		845	831
6.26%, 05/01/2027		14,330	14,520
6.39%, 05/01/2031		3,830	4,070
6.53%, 05/01/2034		6,435	7,001
6.86%, 05/01/2054		57,045	64,112
7.01%, 05/01/2064		5,815	6,613
Cemex SAB de CV
3.88%, 07/11/2031		11,915	11,230
3.88%, 07/11/2031 (1)		35,275	33,247
5.20%, 09/17/2030 (1)		25,900	25,982
5.45%, 11/19/2029 (1)		11,215	11,285
Clean Harbors, Inc.
5.75%, 10/15/2033 (1)		10,934	11,006
6.38%, 02/01/2031 (1)		82	83
CRH America Finance, Inc.
5.00%, 02/09/2036		7,150	6,993
Dyno Nobel Ltd.

The accompanying notes are an integral part of these financial statements.

175

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Industrials – 1.46% – (continued)
5.40%, 11/08/2032	AUD	3,780	$2,552
Eagle Materials, Inc.
5.00%, 03/15/2036		$26,523	25,653
Eaton Capital ULC
3.55%, 03/10/2034	EUR	885	1,012
Esab Corp.
5.63%, 04/01/2031 (1)		$2,416	2,419
6.25%, 04/15/2029 (1)		177	180
GFL Environmental Holdings U.S., Inc.
5.50%, 02/01/2034 (1)		3,469	3,393
GFL Environmental, Inc.
4.38%, 08/15/2029 (1)		2,895	2,814
6.75%, 01/15/2031 (1)		2,621	2,696
Heathrow Funding Ltd.
1.13%, 10/08/2030	EUR	1,775	1,846
3.88%, 01/16/2036		690	778
4.50%, 07/11/2033		1,715	2,040
Honeywell Aerospace, Inc.
4.95%, 03/16/2036 (1)		$5,437	5,354
Ingersoll Rand, Inc.
5.70%, 08/14/2033		20,320	21,128
Ingram Micro, Inc.
4.75%, 05/15/2029 (1)		498	489
JH North America Holdings, Inc.
5.88%, 01/31/2031 (1)		4,985	5,008
6.13%, 07/31/2032 (1)		7,105	7,164
Nordson Corp.
5.80%, 09/15/2033		2,660	2,769
Oregon Tool Lux LP
7.88%, 10/15/2029 (1)		1,706	512
Otis Worldwide Corp.
5.13%, 11/19/2031		4,360	4,419
Owens Corning
5.70%, 06/15/2034		21,562	22,286
Pacific National Finance Pty Ltd.
3.70%, 09/24/2029	AUD	13,010	8,359
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (1)		$350	357
Rolls-Royce Plc
5.75%, 10/15/2027 (1)		13,800	13,971
RTX Corp.
2.38%, 03/15/2032		2,170	1,917
5.15%, 02/27/2033		17,180	17,492
6.00%, 03/15/2031		5,500	5,804
6.10%, 03/15/2034		16,000	17,167
Seche Environnement SACA
4.50%, 03/25/2030	EUR	2,395	2,763
5.87% (CMS 5 Year Rate EUR + 3.71%), 01/09/2175 (2)		2,700	3,096
Sensata Technologies BV
5.88%, 09/01/2030 (1)		$630	632
Sensata Technologies, Inc.
3.75%, 02/15/2031(1)		4,536	4,241
4.38%, 02/15/2030(1)		125	122
Smiths Group Plc
3.63%, 11/13/2033	EUR	5,845	6,581
Sydney Airport Finance Co. Pty Ltd.
5.90%, 04/19/2034	AUD	1,000	695

The accompanying notes are an integral part of these financial statements.

176

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Industrials – 1.46% – (continued)
TD SYNNEX Corp.
5.30%, 10/10/2035	$15,300	$15,062
6.10%, 04/12/2034	11,215	11,671
Textron, Inc.
3.00%, 06/01/2030	23,695	22,246
4.95%, 03/15/2036	905	881
6.10%, 11/15/2033	15,175	16,055
TopBuild Corp.
5.63%, 01/31/2034 (1)	6,872	6,939
TransDigm, Inc.
6.00%, 01/15/2033 (1)	178	180
6.38%, 03/01/2029 (1)	15,000	15,229
6.88%, 12/15/2030 (1)	172	177
Trimble, Inc.
6.10%, 03/15/2033	16,585	17,317
Veralto Corp.
5.45%, 09/18/2033	19,210	19,699

Total Industrials		705,176

Technology – 1.94%
Amdocs Ltd.
2.54%, 06/15/2030	7,803	7,036
Atlassian Corp.
5.25%, 05/15/2029	12,080	12,110
5.50%, 05/15/2034	32,815	32,330
Broadcom, Inc.
3.14%, 11/15/2035 (1)	6,434	5,465
3.47%, 04/15/2034	8,648	7,766
CDW LLC / CDW Finance Corp.
3.25%, 02/15/2029	8,825	8,437
3.28%, 12/01/2028	8,015	7,701
3.57%, 12/01/2031	47,085	43,231
5.55%, 08/22/2034	15,410	15,215
Cloud Software Group, Inc.
8.25%, 06/30/2032 (1)	4,231	3,965
Constellation Software, Inc.
5.16%, 02/16/2029 (1)	11,695	11,739
Dell International LLC / EMC Corp.
5.00%, 04/01/2030	17,650	17,799
5.10%, 02/15/2036	15,610	15,386
Entegris, Inc.
3.63%, 05/01/2029 (1)	128	122
4.75%, 04/15/2029 (1)	24,450	24,162
5.95%, 06/15/2030 (1)	117	118
Fair Isaac Corp.
6.00%, 05/15/2033 (1)	8,651	8,519
Fidelity National Information Services, Inc.
4.45%, 03/10/2028	6,550	6,527
4.55%, 03/10/2029	7,500	7,442
4.80%, 03/10/2031	4,700	4,649
Fiserv, Inc.
5.25%, 08/11/2035	14,940	14,554
5.45%, 03/15/2034	3,010	2,986
5.63%, 08/21/2033	13,045	13,184
Foundry JV Holdco LLC
5.50%, 01/25/2031 (1)	940	961
Gartner, Inc.
5.60%, 11/20/2035	5,800	5,492

The accompanying notes are an integral part of these financial statements.

177

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Technology – 1.94% – (continued)
Intel Corp.
3.73%, 12/08/2047	$2,750	$1,980
4.90%, 08/05/2052	1,500	1,261
5.30%, 05/15/2036	3,844	3,825
Intuit, Inc.
5.50%, 06/15/2036	34,226	34,094
Leidos, Inc.
2.30%, 02/15/2031	4,000	3,556
4.38%, 05/15/2030	1,685	1,650
5.00%, 03/15/2036	31,848	30,675
5.40%, 03/15/2032	13,774	13,950
5.50%, 03/15/2035	9,020	9,101
5.75%, 03/15/2033	35,927	36,987
MSCI, Inc.
5.25%, 09/01/2035	14,393	14,088
NetApp, Inc.
5.50%, 03/17/2032	7,740	7,909
5.70%, 03/17/2035	7,095	7,258
NVIDIA Corp.
4.95%, 06/15/2036	30,272	30,007
5.63%, 06/15/2056	4,455	4,422
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033 (1)	7,115	7,443
Open Text Corp.
3.88%, 02/15/2028 (1)	2,196	2,140
3.88%, 12/01/2029 (1)	8,985	8,261
6.90%, 12/01/2027 (1)	14,097	14,414
Open Text Holdings, Inc.
4.13%, 02/15/2030 (1)	875	802
4.13%, 12/01/2031 (1)	3,430	3,011
Oracle Corp.
2.95%, 04/01/2030	23,000	21,170
3.60%, 04/01/2050	21,045	12,798
3.80%, 11/15/2037	7,780	6,216
3.95%, 03/25/2051	8,117	5,193
4.00%, 07/15/2046	6,011	4,054
4.00%, 11/15/2047	11,956	7,967
4.95%, 02/04/2031	19,045	18,646
5.20%, 09/26/2035	29,341	27,469
5.35%, 05/04/2033	9,250	8,985
5.70%, 02/04/2036	13,451	13,027
5.95%, 09/26/2055	15,283	12,988
6.00%, 08/03/2055	1,295	1,103
6.50%, 04/15/2038	4,215	4,242
6.70%, 02/04/2056	25,488	23,990
6.85%, 02/04/2066	16,577	15,430
Paychex, Inc.
5.10%, 04/15/2030	1,300	1,311
5.35%, 04/15/2032	7,510	7,599
5.60%, 04/15/2035	5,875	5,936
Salesforce, Inc.
4.90%, 09/15/2031	5,050	5,039
5.20%, 03/15/2033	10,400	10,418
5.55%, 03/15/2036	71,871	71,816
6.40%, 03/15/2046	16,200	16,363
6.55%, 03/15/2056	16,475	16,481
6.70%, 03/15/2066	11,050	11,138

The accompanying notes are an integral part of these financial statements.

178

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Technology – 1.94% – (continued)
Science Applications International Corp.
4.88%, 04/01/2028 (1)		$123	$122
5.88%, 11/01/2033 (1)		122	120
Seagate Data Storage Technology Pte Ltd.
5.75%, 12/01/2034 (1)		93	94
5.88%, 07/15/2030		93	95
8.25%, 12/15/2029 (1)		89	93
Synopsys, Inc.
4.85%, 04/01/2030		22,500	22,538
5.00%, 04/01/2032		9,050	9,066
5.15%, 04/01/2035		9,840	9,784
5.70%, 04/01/2055		11,540	11,191
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032		1,448	1,381
TeamSystem SpA
5.00%, 07/01/2031	EUR	1,265	1,392
6.50%, 07/01/2032 (1)		1,665	1,899
UKG, Inc.
6.88%, 02/01/2031 (1)		$2,570	2,497
VMware LLC
1.40%, 08/15/2026		17,859	17,791
2.20%, 08/15/2031		12,716	11,199
Zebra Technologies Corp.
6.50%, 06/01/2032 (1)		230	233

Total Technology			932,604

Utilities – 1.89%
Alliant Energy Corp.
5.75% (5 Year CMT Index + 2.08%), 04/01/2056 (2)		10,450	10,332
Alpha Generation LLC
6.25%, 01/15/2034 (1)		200	197
American Electric Power Co., Inc.
5.20%, 01/15/2029		21,904	22,236
5.80% (5 Year CMT Index + 2.13%), 03/15/2056 (2)		20,480	20,368
Amprion GmbH
4.58%, 01/15/2046	EUR	5,400	6,224
Arizona Public Service Co.
3.35%, 05/15/2050		$957	648
Ausgrid Finance Pty Ltd.
5.95%, 12/10/2035	AUD	5,840	4,028
Baltimore Gas & Electric Co.
5.40%, 06/01/2053		$4,225	4,009
Black Hills Corp.
4.35%, 05/01/2033		6,250	5,949
Boston Gas Co.
5.84%, 01/10/2035 (1)		7,860	8,185
Brooklyn Union Gas Co.
6.42%, 07/18/2054 (1)		1,655	1,702
CenterPoint Energy, Inc.
5.95% (5 Year CMT Index + 2.22%), 04/01/2056 (2)		10,570	10,565
Dominion Energy, Inc.
3.38%, 04/01/2030		26,450	25,251
5.00%, 06/15/2030		18,000	18,202
6.15% (5 Year CMT Index + 1.87%), 12/15/2056 (2)		5,731	5,748
6.20% (5 Year CMT Index + 2.01%), 02/15/2056 (2)		13,735	13,778
DTE Energy Co.
6.20% (5 Year CMT Index + 1.81%), 07/01/2058 (2)		18,217	18,370

The accompanying notes are an integral part of these financial statements.

179

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Utilities – 1.89% – (continued)
Duke Energy Carolinas LLC
3.70%, 12/01/2047		$2,500	$1,877
3.88%, 03/15/2046		2,750	2,148
Duke Energy Corp.
5.45%, 06/15/2034		14,520	14,830
Duke Energy Progress LLC
4.10%, 03/15/2043		900	750
4.20%, 08/15/2045		1,000	825
DWR Cymru Financing UK Plc
2.38%, 03/31/2034	GBP	9,490	9,636
6.25%, 09/08/2037		3,270	4,338
East Ohio Gas Co.
2.00%, 06/15/2030 (1)		$7,595	6,829
Edison International
5.00%, 05/05/2028		7,200	7,207
6.25%, 03/15/2030		3,200	3,287
Electricite de France SA
2.00%, 12/09/2049	EUR	5,800	4,056
4.63%, 05/07/2045		6,800	7,740
4.75%, 06/17/2044		3,600	4,172
5.64%, 08/28/2035	AUD	2,590	1,753
9.13% (5 Year CMT Index + 5.41%), 12/15/2174 (1)(2)		$3,605	4,186
Elia Group SA
3.88%, 06/11/2031	EUR	2,400	2,785
EnBW International Finance BV
5.79%, 02/26/2036	AUD	9,250	6,271
Enel Finance International NV
4.13%, 09/30/2028 (1)		$7,000	6,916
5.00%, 06/15/2032 (1)		16,500	16,469
Enel SpA
4.50% (CMS 5 Year Rate EUR + 1.82%), 01/14/2175 (2)	EUR	6,965	7,837
Entergy Corp.
5.88% (5 Year CMT Index + 2.18%), 06/15/2056 (2)		$6,691	6,692
Entergy Louisiana LLC
5.70%, 03/15/2054		3,430	3,376
Entergy Texas, Inc.
5.20%, 06/15/2036		10,000	9,934
Eurogrid GmbH
3.28%, 09/05/2031	EUR	1,800	2,045
Evergy Missouri West, Inc.
5.65%, 06/01/2034 (1)		$8,445	8,605
Eversource Energy
4.60%, 07/01/2027		9,315	9,322
5.95%, 02/01/2029		3,750	3,856
FirstEnergy Pennsylvania Electric Co.
4.30%, 01/15/2029 (1)		5,000	4,956
FirstEnergy Transmission LLC
2.87%, 09/15/2028 (1)		16,876	16,208
Interstate Power & Light Co.
5.60%, 06/29/2035		15,985	16,419
Jersey Central Power & Light Co.
2.75%, 03/01/2032 (1)		2,000	1,789
KeySpan Gas East Corp.
2.74%, 08/15/2026 (1)		4,500	4,490
5.99%, 03/06/2033 (1)		6,005	6,254
MVM Energetika Zrt
6.50%, 03/13/2031		1,200	1,252

The accompanying notes are an integral part of these financial statements.

180

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Utilities – 1.89% – (continued)
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/2030		$4,105	$3,744
4.40%, 03/01/2031		3,175	3,131
4.63%, 07/15/2027		3,673	3,678
4.69%, 09/01/2027		51,371	51,488
4.90%, 03/15/2029		10,000	10,084
5.05%, 03/15/2030		22,000	22,283
6.00% (5 Year CMT Index + 1.84%), 10/01/2056 (2)		2,821	2,820
NiSource, Inc.
5.75% (5 Year CMT Index + 2.04%), 07/15/2056 (2)		18,000	17,974
Nortegas Energia Grupo SL
4.13%, 01/21/2033	EUR	4,700	5,370
NPC Ukrenergo
6.88%, 11/09/2028 (9)(10)		$400	389
NRG Energy, Inc.
4.45%, 06/15/2029 (1)		5,885	5,797
Pacific Gas & Electric Co.
2.10%, 08/01/2027		17,003	16,554
2.50%, 02/01/2031		17,200	15,431
3.00%, 06/15/2028		8,769	8,486
3.25%, 06/01/2031		9,000	8,302
3.30%, 03/15/2027		2,052	2,034
3.30%, 12/01/2027		3,700	3,631
3.75%, 07/01/2028		18,444	18,118
4.20%, 03/01/2029		4,334	4,273
4.40%, 03/01/2032		11,850	11,452
4.55%, 07/01/2030		24,632	24,254
4.65%, 08/01/2028		100	100
5.20%, 05/01/2036		7,600	7,382
5.45%, 06/15/2027		3,084	3,108
5.90%, 06/15/2032		7,090	7,333
6.40%, 06/15/2033		613	649
PacifiCorp
5.10%, 04/15/2031		4,700	4,743
5.45%, 04/15/2033		5,600	5,685
5.80%, 04/15/2036		2,600	2,665
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/2031		11,156	10,090
Public Service Co. of Colorado
5.25%, 04/01/2053		4,000	3,680
Public Service Co. of Oklahoma
5.45%, 01/15/2036		13,040	13,171
Redexis SA
4.38%, 05/30/2031	EUR	5,000	5,833
RTE Reseau de Transport d’Electricite SADIR
3.75%, 04/30/2044		1,300	1,398
Severn Trent Utilities Finance Plc
3.88%, 08/04/2037		4,135	4,631
South West Water Finance Plc
6.38%, 08/05/2041	GBP	5,180	6,773
Southern California Edison Co.
4.70%, 06/01/2027		$5,900	5,899
Southern Co.
1.75%, 03/15/2028		36,048	34,425
3.70%, 04/30/2030		10,000	9,663
3.75% (5 Year CMT Index + 2.92%), 09/15/2051 (2)		30,954	30,848
5.70%, 10/15/2032		1,902	1,977
5.70%, 03/15/2034		16,145	16,725

The accompanying notes are an integral part of these financial statements.

181

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Utilities – 1.89% – (continued)
6.00% (5 Year CMT Index + 1.99%), 04/01/2058 (2)		$8,685	$8,706
Southern Co. Gas Capital Corp.
4.40%, 05/30/2047		1,915	1,595
5.75%, 09/15/2033		3,460	3,600
Southwestern Electric Power Co.
4.10%, 09/15/2028		10,000	9,880
5.20%, 04/01/2036		10,000	9,868
5.30%, 04/01/2033		5,400	5,471
Suez SACA
2.88%, 05/24/2034	EUR	3,100	3,303
Thames Water Super Senior Issuer Plc
9.75%, 10/10/2027 (1)	GBP	111	157
9.75%, 10/10/2027 (1)		479	674
United Utilities Water Finance Plc
3.75%, 05/23/2034	EUR	606	692
Veolia Environnement SA
2.50% (5 Year Swap Rate EUR + 2.84%), 04/20/2174 (2)(6)		900	994
Vistra Operations Co. LLC
4.70%, 01/31/2031 (1)		$7,075	6,933
5.25%, 04/30/2033 (1)		8,624	8,560
5.25%, 10/15/2035 (1)		4,495	4,372
5.35%, 01/31/2036 (1)		10,032	9,831
5.55%, 04/30/2036 (1)		8,637	8,593
5.70%, 12/30/2034 (1)		3,135	3,169
VoltaGrid LLC
7.38%, 11/01/2030 (1)		243	252
Wisconsin Power & Light Co.
5.38%, 03/30/2034		4,610	4,678
Yorkshire Water Finance Plc
2.75%, 04/18/2041	GBP	3,000	2,546
6.38%, 11/18/2034		11,278	15,295

Total Utilities			910,142

Total Corporate Bonds (Cost: $11,821,378)			11,735,775

Convertible Securities – 0.09%
Basic Materials – 0.00% (12)
B2Gold Corp.
2.75%, 02/01/2030 (1)		$329	457

Total Basic Materials			457

Communications – 0.04%
Ciena Corp.
0.00%, 09/15/2031 (1)		457	481
DoorDash, Inc.
0.00%, 05/15/2030		479	472
EchoStar Corp.
3.88%, 11/30/2030 (7)		1,323	4,130
Etsy, Inc.
1.00%, 06/15/2030		408	473
InterDigital, Inc.
3.50%, 06/01/2027		128	468
Lyft, Inc.
0.00%, 09/15/2030 (1)		429	420
Sirius XM Holdings, Inc.
3.75%, 03/15/2028		150	172

The accompanying notes are an integral part of these financial statements.

182

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Communications – 0.04% – (continued)
Uber Technologies, Inc.
0.88%, 12/01/2028		$8,442	$10,097

Total Communications			16,713

Consumer, Cyclical – 0.00%(12)
Cheesecake Factory, Inc.
2.00%, 03/15/2030		151	192
Freshpet, Inc.
3.00%, 04/01/2028		141	164
NCL Corp. Ltd.
0.88%, 04/15/2030		171	190

Total Consumer, Cyclical			546

Consumer, Non-cyclical – 0.03%
Arrowhead Pharmaceuticals, Inc.
0.00%, 01/15/2032		176	210
Davide Campari-Milano NV
2.38%, 01/17/2029	EUR	4,200	4,672
Halozyme Therapeutics, Inc.
0.88%, 11/15/2032 (1)		$309	340
Indivior Pharmaceuticals, Inc.
0.63%, 03/15/2031 (1)		314	382
Ligand Pharmaceuticals, Inc.
0.75%, 10/01/2030 (1)		333	569
Post Holdings, Inc.
2.50%, 08/15/2027		313	324
Spectrum Brands, Inc.
3.38%, 06/01/2029		491	510
Worldline SA
0.00%, 07/30/2026	EUR	2,504	2,931
Zoetis, Inc.
0.25%, 06/15/2029 (1)		$238	216

Total Consumer, Non-cyclical			10,154

Financials – 0.00% (12)
CIFI Holdings Group Co. Ltd.
0.00%, 06/30/2029 (19)		291	9
Compass, Inc.
0.25%, 04/15/2031 (1)		315	342
Country Garden Holdings Co. Ltd.
0.00%, 12/31/2031 (19)		279	19
Federal Realty OP LP
3.25%, 01/15/2029 (1)		210	231
IREN Ltd.
1.00%, 06/01/2033 (1)		141	156
WOM Chile Holdco SpA
5.00%, 04/01/2032 (1)(7)		799	706

Total Financials			1,463

Industrials – 0.01%
Advanced Energy Industries, Inc.
0.00%, 05/15/2031 (1)		183	200
Bloom Energy Corp.
0.00%, 11/15/2030 (1)		147	269
Cellnex Telecom SA
0.75%, 11/20/2031	EUR	4,400	4,558
Fluor Corp.
1.13%, 08/15/2029		$275	364

The accompanying notes are an integral part of these financial statements.

183

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Industrials – 0.01% – (continued)
Granite Construction, Inc.
3.25%, 06/15/2030	$233	$487
Itron, Inc.
1.38%, 07/15/2030	247	246
Tetra Tech, Inc.
2.25%, 08/15/2028	291	306

Total Industrials		6,430

Technology – 0.01%
Amkor Technology, Inc.
0.00%, 07/15/2031 (1)	429	511
Cloudflare, Inc.
0.00%, 06/15/2030	252	319
CyberArk Software Ltd.
0.00%, 06/15/2030	400	665
Guidewire Software, Inc.
1.25%, 11/01/2029	320	307
Lumentum Holdings, Inc.
0.38%, 03/15/2032 (1)	89	411
Microchip Technology, Inc.
0.00%, 02/15/2030 (1)	318	366
MKS, Inc.
1.25%, 06/01/2030	215	633
Nova Ltd.
0.00%, 09/15/2030 (1)	247	456
Nutanix, Inc.
0.50%, 12/15/2029	388	382
Onto Innovation, Inc.
0.00%, 06/01/2031 (1)	312	411
Rubrik, Inc.
0.00%, 06/15/2030	579	591
Seagate HDD Cayman
3.50%, 06/01/2028	29	338
SiTime Corp.
0.00%, 06/15/2031	320	354
Snowflake, Inc.
0.00%, 10/01/2029	431	762

Total Technology		6,506

Utilities – 0.00% (12)
Evergy, Inc.
4.50%, 12/15/2027	345	491
FirstEnergy Corp.
3.88%, 01/15/2031	554	615
Pinnacle West Capital Corp.
4.75%, 06/15/2027	382	455
UGI Corp.
5.00%, 06/01/2028	289	387

Total Utilities		1,948

Total Convertible Securities (Cost: $40,528)		44,217

Government Related – 28.11%
Other Government Related – 5.70%
Abu Dhabi Government International Bond
4.63%, 04/20/2033	26,100	25,963
5.00%, 04/30/2034 (1)	16,700	16,966

The accompanying notes are an integral part of these financial statements.

184

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 5.70% – (continued)
5.50%, 04/30/2054 (1)		$12,322	$12,080
Angolan Government International Bond
9.24%, 01/15/2031 (1)		6,607	6,836
Argentine Republic Government International Bond
0.75%, 07/09/2030 (3)		14,244	12,606
1.00%, 07/09/2029		776	708
3.50%, 07/09/2041 (3)		18,718	13,992
4.13%, 07/09/2035 (3)		8,847	7,069
4.13%, 07/09/2046 (3)		107	82
5.00%, 01/09/2038 (3)		261	217
Bonos de la Tesoreria de la Republica en pesos
4.70%, 09/01/2030 (1)	CLP	880,000	957
5.00%, 03/01/2035		420,000	452
5.80%, 10/01/2029 (1)		4,335,000	4,911
6.00%, 04/01/2033 (1)		1,790,000	2,040
Brazil Letras do Tesouro Nacional
0.00%, 10/01/2026	BRL	451,052	84,501
0.00%, 04/01/2027		1,684,439	296,448
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2031		1,890,388	318,390
Brazilian Government International Bond
4.00%, 04/23/2030	EUR	9,100	10,427
4.88%, 04/23/2033		4,000	4,586
5.50%, 04/23/2036		4,000	4,617
6.00%, 10/20/2033		$600	603
6.13%, 03/15/2034		4,400	4,416
6.25%, 05/22/2036		11,975	11,855
6.63%, 03/15/2035		5,990	6,145
Chile Government International Bond
3.10%, 01/22/2061		21,136	13,206
3.25%, 09/21/2071		34,745	21,856
Colombia Government International Bond
3.13%, 04/15/2031		37,225	32,868
5.00%, 09/19/2032	EUR	4,900	5,556
5.63%, 02/19/2036		5,500	6,245
5.75%, 11/26/2034		9,200	10,694
6.13%, 01/21/2031		$1,900	1,916
6.50%, 11/26/2038	EUR	8,100	9,724
7.38%, 04/25/2030		$5,000	5,268
7.75%, 11/07/2036		14,079	15,332
Colombian TES
7.00%, 06/30/2032	COP	3,004,100	695
7.25%, 10/18/2034		17,309,300	3,832
9.25%, 05/28/2042		7,455,000	1,770
11.00%, 08/22/2029		130,133,600	36,837
11.50%, 07/25/2046		1,010,000	286
11.75%, 01/24/2035		202,238,700	58,224
12.00%, 03/13/2058		13,604,800	3,933
12.50%, 02/27/2030		67,795,500	19,930
12.75%, 11/28/2040		138,011,600	42,497
13.25%, 02/09/2033		120,925,400	37,223
Costa Rica Government International Bond
5.50%, 11/21/2030 (1)	EUR	11,000	13,152
Eagle Funding Luxco Sarl
5.50%, 08/17/2030 (1)		$68,200	68,477
Egypt Government International Bond
5.80%, 09/30/2027		3,380	3,381

The accompanying notes are an integral part of these financial statements.

185

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 5.70% – (continued)
Export-Import Bank of Korea
0.00%, 01/27/2027		$4,300	$8,465
Golden State Tobacco Securitization Corp.
3.00%, 06/01/2046		320	292
3.85%, 06/01/2050		895	822
4.21%, 06/01/2050		13,600	9,588
Guatemala Government Bond
3.70%, 10/07/2033		2,000	1,777
6.25%, 08/15/2036		8,750	9,133
6.60%, 06/13/2036		1,200	1,278
Hungary Government Bond
2.25%, 06/22/2034	HUF	5,855,700	15,390
3.00%, 08/21/2030		3,126,290	9,298
3.25%, 10/22/2031		4,459,720	13,163
7.00%, 10/24/2035		2,369,760	8,671
Hungary Government International Bond
2.13%, 09/22/2031 (1)		$3,500	3,034
International Bank for Reconstruction & Development
14.50%, 01/14/2028	KZT	1,400,000	2,930
14.75%, 07/14/2027		1,220,000	2,522
Japan Government Thirty Year Bond
1.80%, 03/20/2054	JPY	1,222,000	4,850
2.10%, 09/20/2054		1,166,200	4,972
2.20%, 06/20/2054		542,000	2,371
2.30%, 12/20/2054		1,041,800	4,656
2.40%, 03/20/2055		3,239,900	14,829
3.20%, 09/20/2055		7,386,850	40,004
3.40%, 12/20/2055		8,211,150	46,196
3.70%, 03/20/2056		1,240,000	7,375
Japan Government Twenty Year Bond
2.70%, 09/20/2045		1,467,300	7,929
Kazakhstan Government International Bond
5.50%, 07/01/2037 (1)		$1,932	1,973
Kuwait International Government Bond
4.80%, 04/20/2033 (19)		31,700	31,565
Kyrgyz Republic International Bond
7.75%, 06/03/2030 (1)		8,722	8,831
Malaysia Government Bond
3.48%, 07/02/2035	MYR	12,684	3,077
3.52%, 04/20/2028		75,254	18,560
4.05%, 04/18/2039		115,006	28,787
Mexican Bonos
8.00%, 07/31/2053	MXN	581,818	28,211
Mexico Government International Bond
3.50%, 02/12/2034		$773	658
4.63%, 05/04/2033	EUR	7,200	8,393
4.75%, 04/27/2032		$25,325	24,261
4.88%, 05/19/2033		3,379	3,202
5.63%, 02/09/2034		15,225	14,981
5.63%, 09/22/2035		9,386	9,118
6.13%, 02/09/2038		15,764	15,464
6.25%, 08/27/2037		25,975	25,983
6.88%, 05/13/2037		21,450	22,475
New Jersey Turnpike Authority
7.41%, 01/01/2040		1,901	2,219
New South Wales Treasury Corp.
4.75%, 02/20/2037	AUD	33,080	21,691
5.25%, 02/24/2038		17,860	12,086

The accompanying notes are an integral part of these financial statements.

186

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 5.70% – (continued)
Nigeria Government International Bond
6.50%, 11/28/2027		$12,726	$12,796
8.63%, 01/13/2036		9,838	10,674
8.75%, 01/21/2031		4,014	4,294
Pakistan Government International Bond
6.88%, 12/05/2027		11,269	11,356
Peru Government Bond
6.15%, 08/12/2032	PEN	5,276	1,672
6.85%, 08/12/2035 (1)		13,620	4,182
6.95%, 08/12/2031		4,154	1,380
7.30%, 08/12/2033 (1)		94,500	30,973
7.60%, 08/12/2039 (1)		4,286	1,342
Peruvian Government International Bond
5.40%, 08/12/2034		133,386	38,072
6.15%, 08/12/2032 (1)		140,152	44,422
6.90%, 08/12/2037 (1)		340	102
6.90%, 08/12/2037		13,130	3,925
6.95%, 08/12/2031 (1)		26,220	8,711
6.95%, 08/12/2031		64,395	21,394
Qatar Government International Bond
4.40%, 04/16/2050 (1)		$3,627	3,116
4.80%, 04/08/2033		29,200	29,351
4.82%, 03/14/2049 (1)		6,298	5,772
5.10%, 04/23/2048 (1)		3,256	3,106
Queensland Treasury Corp.
5.00%, 07/21/2037 (1)	AUD	33,080	22,011
5.25%, 08/13/2038 (1)		25,565	17,203
Republic of Poland Government International Bond
5.50%, 03/18/2054		$15,209	14,396
Republic of South Africa Government Bond
6.25%, 03/31/2036	ZAR	60,900	3,183
7.00%, 02/28/2031		663,600	39,123
8.00%, 01/31/2030		154,100	9,486
8.50%, 01/31/2037		582,700	35,379
8.88%, 02/28/2035		1,397,124	88,357
9.00%, 01/31/2040		658,296	40,609
9.88%, 03/31/2039		38,000	2,510
Republic of South Africa Government International Bond
4.85%, 09/30/2029		$958	950
5.88%, 06/22/2030		2,404	2,460
5.88%, 04/20/2032		1,740	1,781
Republic of Uzbekistan International Bond
3.70%, 11/25/2030		3,005	2,804
3.90%, 10/19/2031		4,869	4,522
5.38%, 02/20/2029		285	286
6.90%, 02/28/2032 (1)		18,725	19,978
6.95%, 05/25/2032 (1)		2,610	2,795
12.25%, 04/13/2029 (1)	UZS	52,130,000	4,428
Romanian Government International Bond
5.13%, 09/24/2031 (1)	EUR	7,300	8,527
5.38%, 03/22/2031 (1)		7,190	8,510
5.63%, 05/30/2037 (1)		3,200	3,607
5.75%, 03/24/2035		$1,926	1,865
5.75%, 03/24/2035 (1)		13,234	12,813
5.75%, 07/04/2036		28,662	27,448
5.88%, 07/11/2032 (1)(8)	EUR	33,800	40,486
6.25%, 09/10/2034 (1)		16,100	19,436
6.63%, 05/16/2036		$1,296	1,325
6.75%, 07/11/2039 (1)	EUR	11,700	14,173

The accompanying notes are an integral part of these financial statements.

187

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 5.70% – (continued)
Russian Foreign Bond – Eurobond
5.10%, 03/28/2035		$200	$142
5.25%, 06/23/2047 (1)		200	126
5.25%, 06/23/2047		4,000	2,520
5.63%, 04/04/2042		1,200	807
5.88%, 09/16/2043		2,600	1,902
Saudi Government International Bond
4.13%, 01/12/2029 (1)		9,200	9,051
State of California
7.30%, 10/01/2039		2,745	3,132
7.35%, 11/01/2039		20,240	23,193
7.55%, 04/01/2039		22,155	26,296
7.63%, 03/01/2040		28,170	33,270
State of Illinois
5.10%, 06/01/2033		66,980	67,666
Títulos de tesorería
11.75%, 01/24/2035	COP	15,033,800	4,328
Treasury Corp. of Victoria
2.00%, 11/20/2037	AUD	16,650	8,076
Turkiye Government Bond
36.00%, 08/12/2026	TRY	2,111,123	45,131
36.78%, 10/13/2027		506,449	10,814
40.30% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 09/06/2028 (2)		51,400	1,102
40.76% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 08/19/2026 (2)		3,500	75
40.76% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 05/17/2028 (2)		798,500	17,289
Turkiye Government International Bond
6.13%, 10/24/2028		$2,700	2,725
7.63%, 04/26/2029		8,300	8,657
Uruguay Government International Bond
8.00%, 10/29/2035	UYU	273,508	6,950
8.50%, 03/15/2028		262,242	6,720
9.75%, 07/20/2033		335,125	9,260
Venezuela Government International Bond
6.00%, 12/09/2020 (9)(10)		$30	13
7.00%, 03/31/2038 (9)(10)		187	81
7.65%, 04/21/2025 (9)(10)		534	238
7.75%, 10/13/2019 (9)(10)		100	44
8.25%, 10/13/2024 (9)(10)		7,294	3,282
9.00%, 05/07/2023 (9)(10)		110	52
9.00%, 05/07/2023 (9)(10)		7,405	3,480
9.25%, 09/15/2027 (9)(10)		1,049	514
9.25%, 05/07/2028 (9)(10)		420	201
11.75%, 10/21/2026 (9)(10)		120	65
11.95%, 08/05/2031 (9)(10)		3,200	1,728

Total Other Government Related			2,746,870

U.S. Treasury Obligations – 22.41%
U.S. Treasury Inflation Indexed Bond
0.13%, 10/15/2026 (13)(14)		58,619	58,304
0.13%, 01/15/2031 (13)(14)		2,047	1,890
0.13%, 07/15/2031 (13)(14)		2,734	2,509
0.25%, 07/15/2029 (13)(14)		45,732	43,614
0.25%, 02/15/2050 (13)		4,430	2,495
0.63%, 07/15/2032 (13)(14)		90,090	83,428
0.63%, 02/15/2043 (13)		435	317
0.75%, 02/15/2042 (13)		737	562
0.75%, 02/15/2045 (13)		4,950	3,514
0.88%, 02/15/2047 (13)		4,966	3,489

The accompanying notes are an integral part of these financial statements.

188

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 22.41% – (continued)
1.00%, 02/15/2046 (13)	$2,811	$2,063
1.00%, 02/15/2048 (13)	4,457	3,169
1.00%, 02/15/2049 (13)	7,424	5,209
1.38%, 07/15/2033 (13)(14)	108,445	104,020
1.38%, 02/15/2044 (13)	714	583
1.50%, 02/15/2053 (13)	24,759	18,801
1.63%, 04/15/2030 (13)(14)	8,474	8,370
1.75%, 01/15/2034 (13)(14)	127,189	124,267
1.88%, 07/15/2034 (13)	401,706	395,913
2.13%, 02/15/2040 (13)	308	297
2.13%, 02/15/2041 (13)	456	436
2.38%, 02/15/2055 (13)	58,626	53,930
2.38%, 02/15/2056 (13)	10,584	9,751
U.S. Treasury Note/Bond
1.63%, 11/15/2050 (11)	1	0
1.88%, 11/15/2051	109,251	60,045
2.00%, 11/15/2041	320,895	222,232
2.00%, 08/15/2051	1	1
2.25%, 08/15/2046 (14)	442,200	288,415
2.25%, 08/15/2049	86,470	53,784
2.25%, 02/15/2052 (11)	0	0
2.38%, 11/15/2049	34,174	21,766
2.38%, 05/15/2051	1	1
2.50%, 02/15/2045	49,400	34,646
2.75%, 11/15/2047	250	176
2.88%, 05/15/2049	11,130	7,904
3.00%, 05/15/2045	30,000	22,811
3.00%, 02/15/2048	15,800	11,632
3.00%, 08/15/2048	10,405	7,623
3.00%, 02/15/2049	76,710	55,926
3.13%, 05/15/2048	12,780	9,601
3.25%, 05/15/2042	58,584	48,236
3.50%, 11/30/2030	425,639	413,701
3.88%, 03/31/2028	445,660	443,467
4.00%, 05/31/2028	532,532	530,972
4.00%, 07/31/2032 (14)	245,300	241,755
4.00%, 01/31/2033	136,327	134,000
4.00%, 11/15/2042	73,150	66,009
4.13%, 06/30/2028	1,325,996	1,325,323
4.13%, 06/15/2029	190,880	190,701
4.13%, 05/31/2031	1,020,674	1,016,927
4.13%, 06/30/2031	1,033,770	1,030,136
4.13%, 02/15/2036	21,230	20,713
4.13%, 08/15/2053	37,895	33,102
4.25%, 03/31/2033	32,170	32,069
4.25%, 05/31/2033	37,315	37,175
4.25%, 06/30/2033	261,775	260,752
4.25%, 08/15/2035	169,460	167,302
4.25%, 02/15/2054	47,274	42,181
4.25%, 08/15/2054	22,100	19,731
4.38%, 05/15/2036	642,103	638,692
4.50%, 11/15/2054	124,800	116,176
4.63%, 11/15/2045	162,527	156,102
4.63%, 02/15/2046	237,314	227,784
4.75%, 08/15/2055	299,559	290,654
4.75%, 02/15/2056	121,850	118,366
4.88%, 08/15/2045	304,838	302,516
5.00%, 05/15/2045	55,962	56,439

The accompanying notes are an integral part of these financial statements.

189

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 22.41% – (continued)
5.00%, 05/15/2046	$357,465	$360,146
5.00%, 05/15/2056	741,287	749,163

Total U.S. Treasury Obligations		10,793,784

Total Government Related (Cost: $13,716,022)		13,540,654

Mortgage-Backed Obligations – 43.52%
1211 Avenue of the Americas Trust 2015-1211
3.90%, 08/10/2035, Series 2015-1211, Class A1A2 (1)	4,300	4,160
4.23%, 08/10/2035, Series 2015-1211, Class B (1)(4)	4,700	4,506
4.28%, 08/10/2035, Series 2015-1211, Class C (1)(4)	6,290	6,015
1345T 2025-AOA
5.63% (1 Month Term SOFR + 2.00%, 2.00% Floor), 06/15/2042, Series 2025-AOA, Class B (1)(2)	8,000	8,023
ACRA Trust 2024-NQM1
5.61%, 10/25/2064, Series 2024-NQM1, Class A1 (1)(3)	2,603	2,603
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059, Series 2019-F, Class A1 (1)(3)	5,189	5,074
ALA Trust 2025-OANA
5.37% (1 Month Term SOFR + 1.74%, 1.74% Floor), 06/15/2040, Series 2025-OANA, Class A (1)(2)	2,500	2,511
5.72% (1 Month Term SOFR + 2.09%, 2.09% Floor), 06/15/2040, Series 2025-OANA, Class C (1)(2)	14,600	14,655
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033, Series 2003-22CB, Class 1A1	193	196
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	57	58
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034, Series 2004-16CB, Class 1A1	94	93
5.50%, 08/25/2034, Series 2004-16CB, Class 3A1	73	72
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036, Series 2005-74T1, Class A1	7,423	4,118
Alternative Loan Trust 2006-HY12
4.09%, 08/25/2036, Series 2006-HY12, Class A5 (4)	89	84
Alternative Loan Trust 2006-OA17
3.95% (1 Month Term SOFR + 0.31%, 0.20% Floor), 12/20/2046, Series 2006-OA17, Class 1A1A (2)	7,713	6,966
Alternative Loan Trust 2006-OA22
4.18% (1 Month Term SOFR + 0.53%, 0.42% Floor), 02/25/2047, Series 2006-OA22, Class A2 (2)	6,557	6,094
Alternative Loan Trust 2006-OA3
4.16% (1 Month Term SOFR + 0.51%, 0.40% Floor), 05/25/2036, Series 2006-OA3, Class 1A1 (2)	2,957	2,664
Alternative Loan Trust 2006-OA7
4.68% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046, Series 2006-OA7, Class 2A1 (2)	6,939	6,659
Alternative Loan Trust 2006-OC5
4.28% (1 Month Term SOFR + 0.63%, 0.52% Floor), 06/25/2046, Series 2006-OC5, Class 2A3 (2)	4,395	3,972
Alternative Loan Trust 2007-5CB
6.00%, 04/25/2037, Series 2007-5CB, Class 1A4	11,665	5,448
Alternative Loan Trust 2007-HY7C
4.04% (1 Month Term SOFR + 0.39%, 0.28% Floor), 08/25/2037, Series 2007-HY7C, Class A1 (2)	1,316	1,269
Alternative Loan Trust 2007-OA2
4.02% (1 Month Term SOFR + 0.37%, 0.26% Floor), 03/25/2047, Series 2007-OA2, Class 2A1 (2)	8,164	6,917
4.58% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047, Series 2007-OA2, Class 1A1 (2)	9,693	8,865
Alternative Loan Trust 2007-OA4
4.10% (1 Month Term SOFR + 0.45%, 0.34% Floor), 05/25/2047, Series 2007-OA4, Class A1 (2)	890	824
Angel Oak Mortgage Trust 2021-7
1.98%, 10/25/2066, Series 2021-7, Class A1 (1)(4)	4,608	3,974
Angel Oak Mortgage Trust 2022-2
4.08%, 01/25/2067, Series 2022-2, Class A1 (1)(4)	26,832	25,323
Angel Oak Mortgage Trust 2023-7
4.80%, 11/25/2067, Series 2023-7, Class A1 (1)(3)	6,384	6,339
Angel Oak Mortgage Trust 2024-1
5.21%, 08/25/2068, Series 2024-1, Class A1 (1)(3)	13,537	13,496

The accompanying notes are an integral part of these financial statements.

190

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
Angel Oak Mortgage Trust 2024-4
6.20%, 01/25/2069, Series 2024-4, Class A1 (1)(3)	$5,346	$5,368
Angel Oak Mortgage Trust 2024-8
5.34%, 05/27/2069, Series 2024-8, Class A1 (1)(3)	2,119	2,116
Angel Oak Mortgage Trust 2026-1
4.75%, 02/25/2071, Series 2026-1, Class A1 (1)(4)	22,939	22,615
4.97%, 02/25/2071, Series 2026-1, Class A2 (1)(3)	5,775	5,690
Arbor Multifamily Mortgage Securities Trust 2022-MF4
2.92%, 02/15/2055, Series 2022-MF4, Class A3 (1)	6,700	6,506
Arixa Mortgage Trust 2025-RTL1
5.74%, 08/25/2030, Series 2025-RTL1, Class A1 (1)(3)	4,420	4,418
ATLX 2024-RPL1 Trust
3.85%, 04/25/2064, Series 2024-RPL1, Class A1 (1)(3)	4,071	3,955
ATLX 2024-RPL2 Trust
3.85%, 04/25/2063, Series 2024-RPL2, Class A1 (1)(3)	4,643	4,499
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.23%, 08/10/2038, Series 2018-PARK, Class A (1)(4)	6,110	5,976
BAMLL Re-REMIC Trust 2016-RRLD11
6.01%, 06/17/2050, Series 2016-LD11, Class AJB (1)(4)	100	17
BANK5 2026-5YR20
4.62%, 02/15/2059, Series 2026-5YR20, Class A2	20,700	20,474
5.10%, 02/15/2059, Series 2026-5YR20, Class A3	9,600	9,671
BAY Trust 2026-MDWS
5.24% (1 Month Term SOFR + 1.64%, 1.64% Floor), 06/15/2041, Series 2026-MDWS, Class A (1)(2)	20,070	19,995
5.64% (1 Month Term SOFR + 2.04%, 2.04% Floor), 06/15/2041, Series 2026-MDWS, Class B (1)(2)	8,415	8,383
BBCMS Mortgage Trust 2026-5C40
4.76%, 02/15/2059, Series 2026-5C40, Class A2	3,900	3,872
5.25%, 02/15/2059, Series 2026-5C40, Class A3	9,400	9,523
BBSG 2016-MRP Mortgage Trust
3.28%, 06/05/2036, Series 2016-MRP, Class A (1)	2,045	1,876
BCAP LLC 2014-RR2
6.54% (1 Month Term SOFR + 0.35%, 0.24% Floor), 10/26/2036, Series 2014-RR2, Class 6A8 (1)(2)	2,818	2,767
Bear Stearns ALT-A Trust 2005-1
4.89% (1 Month Term SOFR + 1.24%, 1.13% Floor, 11.50% Cap), 01/25/2035, Series 2005-1, Class M2 (2)	3,934	3,794
Bear Stearns ARM Trust 2003-3
6.00%, 05/25/2033, Series 2003-3, Class 3A1 (4)	152	145
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041, Series 2006-T24, Class B (1)(4)	67	67
Bear Stearns Mortgage Funding Trust 2007-AR4
3.97% (1 Month Term SOFR + 0.32%, 0.21% Floor, 10.50% Cap), 06/25/2037, Series 2007-AR4, Class 2A1 (2)	6,870	6,520
Benchmark 2024-V11 Mortgage Trust
6.30%, 11/15/2057, Series 2024-V11, Class C (4)	12,113	12,116
Benchmark 2024-V7 Mortgage Trust
6.23%, 05/15/2056, Series 2024-V7, Class A3 (4)	7,200	7,443
BFLD Commercial Mortgage Trust 2025-660F
5.13% (1 Month Term SOFR + 1.50%, 1.50% Floor), 11/15/2042, Series 2025-660F, Class A (1)(2)	5,895	5,908
5.43% (1 Month Term SOFR + 1.80%, 1.80% Floor), 11/15/2042, Series 2025-660F, Class B (1)(2)	2,620	2,630
BFLD Trust 2020-EYP
5.84% (1 Month Term SOFR + 2.21%, 2.10% Floor), 10/15/2035, Series 2020-EYP, Class C (1)(2)	5,140	179
BINOM Securitization Trust 2022-INV1
4.44%, 08/25/2057, Series 2022-INV1, Class A2 (1)(4)	14,253	13,731
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061, Series 2022-RPL1, Class M1 (1)(4)	8,591	7,035
BPR 2023-STON Mortgage Trust
8.13%, 12/05/2039, Series 2023-STON, Class B (1)(4)	11,700	11,980

The accompanying notes are an integral part of these financial statements.

191

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
BPR Commercial Mortgage Trust 2025-STAR
5.11%, 11/05/2042, Series 2025-STAR, Class A (1)(4)		$1,900	$1,884
BPR Trust 2021-NRD
5.75% (1 Month Term SOFR + 2.12%, 2.12% Floor), 12/15/2038, Series 2021-NRD, Class B (1)(2)		2,865	2,860
6.05% (1 Month Term SOFR + 2.42%, 2.42% Floor), 12/15/2038, Series 2021-NRD, Class C (1)(2)		2,920	2,912
7.35% (1 Month Term SOFR + 3.72%, 3.72% Floor), 12/15/2038, Series 2021-NRD, Class D (1)(2)		1,770	1,772
Builder Circle Mortgage Trust 2026-RTL1
6.01%, 05/25/2031, Series 2026-RTL1, Class A1 (1)(3)		6,335	6,367
BX Commercial Mortgage Trust 2020-VIVA
3.67%, 03/11/2044, Series 2020-VIVA, Class D (1)(4)		17,976	16,654
BX Commercial Mortgage Trust 2022-AHP
5.47% (1 Month Term SOFR + 1.84%, 1.84% Floor), 01/17/2039, Series 2022-AHP, Class B (1)(2)		5,459	5,459
BX Commercial Mortgage Trust 2024-VLT5
5.59%, 11/13/2046, Series 2024-VLT5, Class A (1)(4)		5,705	5,688
5.99%, 11/13/2046, Series 2024-VLT5, Class B (1)(4)		735	738
BX Commercial Mortgage Trust 2026-CSMO
5.33% (1 Month Term SOFR + 1.70%, 1.70% Floor), 02/15/2043, Series 2026-CSMO, Class B (1)(2)		14,200	14,298
BX Trust 2019-OC11
3.20%, 12/09/2041, Series 2019-OC11, Class A (1)		7,400	6,989
4.08%, 12/09/2041, Series 2019-OC11, Class E (1)(4)		7,750	7,032
BX Trust 2024-VLT4
5.12% (1 Month Term SOFR + 1.49%, 1.49% Floor), 06/15/2041, Series 2024-VLT4, Class A (1)(2)		3,948	3,951
BX Trust 2025-DELC
5.18% (1 Month Term SOFR + 1.55%, 1.55% Floor), 12/15/2042, Series 2025-DELC, Class A (1)(2)		4,955	4,969
5.43% (1 Month Term SOFR + 1.80%, 1.80% Floor), 12/15/2042, Series 2025-DELC, Class B (1)(2)		870	873
BX Trust 2025-VLT6
5.07% (1 Month Term SOFR + 1.44%, 1.44% Floor), 03/15/2042, Series 2025-VLT6, Class A (1)(2)		34,735	34,692
5.52% (1 Month Term SOFR + 1.89%, 1.89% Floor), 03/15/2042, Series 2025-VLT6, Class B (1)(2)		10,250	10,212
BX Trust 2025-VLT7
5.33% (1 Month Term SOFR + 1.70%, 1.70% Floor), 07/15/2044, Series 2025-VLT7, Class A (1)(2)		28,030	28,030
5.63% (1 Month Term SOFR + 2.00%, 2.00% Floor), 07/15/2044, Series 2025-VLT7, Class B (1)(2)		4,310	4,310
BX Trust 2025-VOLT
5.73% (1 Month Term SOFR + 2.10%, 2.10% Floor), 12/15/2044, Series 2025-VOLT, Class B (1)(2)		13,190	13,202
BX Trust 2026-ORBT
5.18% (1 Month Term SOFR + 1.55%, 1.55% Floor), 07/15/2043, Series 2026-ORBT, Class B (1)(2)		12,500	12,500
BXP Trust 2017-GM
3.38%, 06/13/2039, Series 2017-GM, Class A (1)		3,800	3,745
CAFL 2026-R1 Issuer LLC
6.77%, 03/25/2036, Series 2026-R1, Class A1 (1)(3)		13,728	13,696
Caister Finance DAC
6.59% (Sterling Overnight Index Average + 2.84%), 08/17/2035, Series 1A, Class C (1)(2)	GBP	6,813	9,022
Cardinal Mortgage Trust 2025-RTL1
5.59%, 11/25/2030, Series 2025-RTL1, Class A1 (1)(3)		$7,280	7,263
Cascade Funding Mortgage Trust
3.00%, 03/25/2035, Series 2025-HB16, Class A (1)(4)		6,182	6,118
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039, Series 2019-CPT, Class A (1)		3,205	2,966
Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1 (1)(4)		10,307	9,381
Chase Home Lending Mortgage Trust 2023-RPL3
3.25%, 09/25/2063, Series 2023-RPL3, Class A1 (1)(4)		17,155	15,219
Chase Home Lending Mortgage Trust 2024-RPL4
3.38%, 12/25/2064, Series 2024-RPL4, Class A1A (1)(4)		7,090	6,280
Chase Home Lending Mortgage Trust Series 2024-RPL2
3.25%, 08/25/2064, Series 2024-RPL2, Class A1A (1)(4)		7,382	6,495
Chase Home Lending Mortgage Trust Series 2025-2
5.50%, 12/25/2055, Series 2025-2, Class A4A (1)(4)		17,954	17,917

The accompanying notes are an integral part of these financial statements.

192

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
CHI Commercial Mortgage Trust 2025-SFT
5.66%, 04/15/2042, Series 2025-SFT, Class A (1)(4)	$27,085	$27,347
6.07%, 04/15/2042, Series 2025-SFT, Class B (1)(4)	9,645	9,744
6.82%, 04/15/2042, Series 2025-SFT, Class C (1)(4)	10,450	10,676
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037, Series 2008-3R, Class 1A1 (1)	4,326	1,889
CIM Trust 2020-R1
2.85%, 10/27/2059, Series 2020-R1, Class A1 (1)(4)	13,041	11,766
CIM Trust 2020-R6
2.25%, 12/25/2060, Series 2020-R6, Class A1A (1)(4)	6,985	6,367
CIM Trust 2020-R7
2.25%, 12/27/2061, Series 2020-R7, Class A1A (1)(4)	10,595	9,738
CIM Trust 2021-R1
2.40%, 08/25/2056, Series 2021-R1, Class A2 (1)(4)	9,575	8,727
CIM Trust 2021-R2
2.50%, 01/25/2057, Series 2021-R2, Class A2 (1)(4)	3,767	3,577
CIM Trust 2021-R3
1.95%, 06/25/2057, Series 2021-R3, Class A1A (1)(4)	13,820	12,818
1.95%, 06/25/2057, Series 2021-R3, Class A1 (1)(4)	28,258	25,686
CIM Trust 2021-R4
2.00%, 05/01/2061, Series 2021-R4, Class A1A (1)(4)	16,109	14,932
CIM Trust 2021-R5
2.00%, 08/25/2061, Series 2021-R5, Class A1A (1)(4)	15,727	13,876
CIM TRUST 2022-R2
3.75%, 12/25/2061, Series 2022-R2, Class A1 (1)(4)	23,174	21,773
CIM TRUST 2022-R3
4.50%, 03/25/2062, Series 2022-R3, Class A1 (1)(4)	26,565	25,805
CIM TRUST 2025-R1
5.00%, 02/25/2099, Series 2025-R1, Class A1 (1)(3)	32,555	32,219
CIM TRUST 2026-R1
4.75%, 12/25/2065, Series 2026-R1, Class A1 (1)(3)	29,680	28,923
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066, Series 2019-RP1, Class A1 (1)(4)	635	622
Citigroup Mortgage Loan Trust 2024-INV3
0.00%, 10/25/2054, Series 2024-INV3, Class PT (1)(4)	64,322	65,613
CMLTI 2026-RP2 Trust
0.00%, 07/01/2075, Series 2026-RP2, Class PT (1)	43	43
3.60%, 07/01/2075, Series 2026-RP2, Class PT (1)	20,950	17,823
COLT 2021-6 Mortgage Loan Trust
1.91%, 12/25/2066, Series 2021-6, Class A1 (1)(4)	9,333	8,537
COLT 2021-RPL1 Trust
1.67%, 09/25/2061, Series 2021-RPL1, Class A1 (1)(4)	12,393	11,400
COLT 2024-INV2 Mortgage Loan Trust
6.42%, 05/25/2069, Series 2024-INV2, Class A1 (1)(3)	643	647
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048, Series 2015-DC1, Class AM	800	786
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050, Series 2017-COR2, Class A3	1,050	1,037
COMM 2024-CBM Mortgage Trust
5.87%, 12/10/2041, Series 2024-CBM, Class A2 (1)(4)	1,300	1,296
Connecticut Avenue Securities Trust 2023-R08
5.13% (30-day Average SOFR + 1.50%), 10/25/2043, Series 2023-R08, Class 1M1 (1)(2)	265	265
Cross 2024-H3 Mortgage Trust
6.27%, 06/25/2069, Series 2024-H3, Class A1 (1)(3)	5,125	5,149
Cross 2024-H6 Mortgage Trust
5.13%, 09/25/2069, Series 2024-H6, Class A1 (1)(4)	3,334	3,324
Cross 2024-H7 Mortgage Trust
5.59%, 11/25/2069, Series 2024-H7, Class A1 (1)(4)	20,111	20,136
Cross 2025-H8 Mortgage Trust
5.26%, 11/25/2070, Series 2025-H8, Class A2 (1)(3)	13,920	13,804

The accompanying notes are an integral part of these financial statements.

193

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
Cross 2026-NQM1 Mortgage Trust
4.70%, 02/25/2061, Series 2026-NQM1, Class A1 (1)(4)		$12,306	$12,127
4.95%, 02/25/2061, Series 2026-NQM1, Class A2 (1)(3)		4,830	4,760
Cross 2026-NQM3 Mortgage Trust
5.13%, 03/25/2071, Series 2026-NQM3, Class A1 (1)(4)		9,549	9,480
5.36%, 03/25/2071, Series 2026-NQM3, Class A2 (1)(3)		2,698	2,677
CRSNT Trust 2026-MOON
5.23% (1 Month Term SOFR + 1.60%, 1.60% Floor), 02/15/2043, Series 2026-MOON, Class B (1)(2)		13,000	13,008
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052, Series 2019-C17, Class A4		2,043	1,930
3.28%, 09/15/2052, Series 2019-C17, Class AS		886	805
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033, Series 2003-27, Class 4A4		48	48
CSMC 2014-USA OA LLC
4.18%, 09/15/2037, Series 2014-USA, Class B (1)		5,255	4,595
4.34%, 09/15/2037, Series 2014-USA, Class C (1)		400	342
4.37%, 09/15/2037, Series 2014-USA, Class D (1)		6,175	5,162
CSMC 2017-RPL1 Trust
2.99%, 07/25/2057, Series 2017-RPL1, Class M1 (1)(4)		3,070	2,631
CSMC 2021-ADV
6.04% (1 Month Term SOFR + 2.41%, 2.30% Floor), 07/15/2038, Series 2021-ADV, Class C (1)(2)		3,400	400
CSMC 2021-RPL11 Trust
3.70%, 10/25/2061, Series 2021-RP11, Class PT (1)(4)		33,272	26,624
CSMC 2021-RPL4 Trust
4.15%, 12/27/2060, Series 2021-RPL4, Class A1 (1)(4)		1,668	1,662
CSMC 2021-RPL6 Trust
2.75%, 10/25/2060, Series 2021-RPL6, Class M1 (1)		8,505	6,977
CSMC 2022-RPL1 Trust
4.54%, 04/25/2061, Series 2022-RPL1, Class PT (1)(4)		22,352	19,375
CSMCM 2021-RPL11 Trust
3.78%, 10/27/2061, Series 2021-RP11, Class CERT (1)		918	709
CSMCM 2022-RPL1 Trust
4.23%, 04/25/2061, Series 2022-RPL1, Class CERT (1)		948	784
DC Commercial Mortgage Trust 2023-DC
6.80%, 09/12/2040, Series 2023-DC, Class B (1)		6,265	6,324
DC Office Trust 2019-MTC
2.97%, 09/15/2045, Series 2019-MTC, Class A (1)		12,545	11,431
Deephaven Residential Mortgage Trust 2021-2
0.90%, 04/25/2066, Series 2021-2, Class A1(1)(4)		2,475	2,202
Deephaven Residential Mortgage Trust 2022-2
5.30%, 03/25/2067, Series 2022-2, Class A1(1)(4)		4,098	3,974
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
4.16% (1 Month Term SOFR + 0.51%, 0.40% Floor), 04/25/2035, Series 2005-2, Class 1A1 (2)		1,694	1,570
DOLP Trust 2021-NYC
2.96%, 05/10/2041, Series 2021-NYC, Class A (1)		11,500	10,243
Dutch Property Finance 2022-1 BV
2.91% (3 Month €STR + 0.75%), 10/28/2059, Series 2022-1, Class A (2)	EUR	6,466	7,392
EFMT 2026-AE3
5.50%, 06/25/2061, Series 2026-AE3, Class A1 (1)(4)		$14,908	14,887
Ellington Financial Mortgage Trust 2022-4
5.90%, 09/25/2067, Series 2022-4, Class A1 (1)(3)		47,619	47,499
Eurosail-UK 2007-5np Plc
4.64% (Sterling Overnight Index Average + 0.89%), 09/13/2045, Series 2007-5X, Class A1A(2)	GBP	3,999	5,132
Eurosail-UK 2007-6nc Plc
4.57% (Sterling Overnight Index Average + 0.82%), 09/13/2045, Series 2007-6NCX, Class A3A (2)		58	77
Extended Stay America Trust 2025-ESH
4.93% (1 Month Term SOFR + 1.30%, 1.30% Floor), 10/15/2042, Series 2025-ESH, Class A (1)(2)		$1,989	1,993
5.23% (1 Month Term SOFR + 1.60%, 1.60% Floor), 10/15/2042, Series 2025-ESH, Class B (1)(2)		1,676	1,681

The accompanying notes are an integral part of these financial statements.

194

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
5.48% (1 Month Term SOFR + 1.85%, 1.85% Floor), 10/15/2042, Series 2025-ESH, Class C (1)(2)	$1,127	$1,133
Extended Stay America Trust 2026-ESH2
4.83% (1 Month Term SOFR + 1.20%, 1.20% Floor), 02/15/2043, Series 2026-ESH2, Class A (1)(2)	3,092	3,096
5.03% (1 Month Term SOFR + 1.40%, 1.40% Floor), 02/15/2043, Series 2026-ESH2, Class B (1)(2)	3,748	3,759
5.23% (1 Month Term SOFR + 1.60%, 1.60% Floor), 02/15/2043, Series 2026-ESH2, Class C (1)(2)	3,279	3,298
Fannie Mae
2.00%, 07/01/2056 (15)	12,600	10,058
2.00%, 08/01/2056 (15)	60,850	48,566
2.50%, 07/01/2056 (15)	50,000	41,770
2.50%, 08/01/2056 (15)	25,900	21,631
3.00%, 07/01/2056 (15)	251,800	219,499
3.00%, 08/01/2056 (15)	51,125	44,547
3.50%, 07/01/2056 (15)	602,975	547,010
3.50%, 08/01/2056 (15)	240,300	217,838
4.00%, 07/01/2056 (15)	571,885	534,442
4.00%, 08/01/2056 (15)	138,465	129,313
4.00%, 09/01/2056 (15)	341,000	318,354
4.50%, 07/01/2056 (15)	343,900	329,418
4.50%, 08/01/2056 (15)	153,830	147,238
5.00%, 07/01/2056 (15)	148,675	146,073
5.00%, 08/01/2056 (15)	1,689,890	1,658,603
5.50%, 07/01/2056 (15)	96,050	96,357
5.50%, 08/01/2056 (15)	991,100	992,872
6.00%, 07/01/2056 (15)	46,300	47,330
6.00%, 08/01/2056 (15)	57,570	58,664
6.00%, 09/01/2056 (15)	1,165,000	1,185,913
6.50%, 07/01/2056 (15)	38,175	39,487
6.50%, 08/01/2056 (15)	585,325	604,823
7.00%, 07/01/2056 (15)	4,800	5,066
7.00%, 08/01/2056 (15)	44,500	46,766
Fannie Mae Pool
2.00%, 05/01/2041	4,856	4,217
2.00%, 06/01/2041	19,243	16,696
2.00%, 10/01/2050	3,537	2,854
2.00%, 05/01/2051	48,672	39,290
2.00%, 09/01/2051	12,473	10,034
2.00%, 10/01/2051	35,362	28,414
2.00%, 12/01/2051	26,615	21,304
2.00%, 01/01/2052	86,962	69,821
2.00%, 02/01/2052	13,381	10,928
2.00%, 02/01/2052	106,149	85,114
2.00%, 03/01/2052	15,458	12,395
2.00%, 04/01/2052	36,177	28,987
2.00%, 04/01/2052	70,168	56,300
2.50%, 06/01/2050	108,124	92,104
2.50%, 02/01/2051	3,785	3,169
2.50%, 02/01/2051	17,516	14,671
2.50%, 02/01/2051	24,418	20,484
2.50%, 07/01/2051	72,296	61,691
2.50%, 12/01/2051	38,189	32,157
2.50%, 02/01/2052	43,323	36,416
2.50%, 03/01/2052	60,796	51,926
2.50%, 04/01/2052	11,580	9,741
2.50%, 04/01/2052	16,977	14,244
2.50%, 04/01/2052	69,006	58,771
2.50%, 05/01/2052	88,615	75,332
3.00%, 10/01/2033	565	540
3.00%, 07/01/2045	1,978	1,784

The accompanying notes are an integral part of these financial statements.

195

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
3.00%, 05/01/2046	$2,584	$2,318
3.00%, 07/01/2046	610	547
3.00%, 11/01/2046	157	140
3.00%, 09/01/2049	13,063	11,656
3.00%, 10/01/2049	22,134	19,693
3.00%, 11/01/2049	16,322	14,577
3.00%, 03/01/2050	870	767
3.00%, 07/01/2050	18,637	16,561
3.00%, 03/01/2052	97	85
3.00%, 03/01/2052	107	93
3.00%, 03/01/2052	211	184
3.00%, 03/01/2052	773	676
3.00%, 04/01/2052	26	23
3.00%, 04/01/2052	211	185
3.00%, 04/01/2052	276	241
3.00%, 04/01/2052	482	421
3.00%, 04/01/2052	1,722	1,504
3.00%, 04/01/2052	1,809	1,587
3.00%, 04/01/2052	6,067	5,299
3.00%, 04/01/2052	55,736	48,714
3.00%, 05/01/2052	340	297
3.00%, 05/01/2052	767	669
3.00%, 05/01/2052	785	685
3.00%, 05/01/2052	785	686
3.00%, 05/01/2052	942	823
3.00%, 05/01/2052	332,177	289,904
3.00%, 06/01/2052	43	38
3.00%, 06/01/2052	337	297
3.00%, 06/01/2052	361	315
3.00%, 06/01/2052	419	366
3.00%, 06/01/2052	557	487
3.00%, 06/01/2052	568	496
3.00%, 06/01/2052	819	715
3.00%, 06/01/2052	935	817
3.00%, 06/01/2052	3,643	3,182
3.00%, 06/01/2052	55,344	48,310
3.00%, 06/01/2052	148,607	129,697
3.00%, 07/01/2052	1,014	885
3.00%, 07/01/2052	1,613	1,409
3.00%, 07/01/2052	1,764	1,542
3.00%, 07/01/2052	37,160	32,424
3.00%, 08/01/2052	12,985	11,343
3.50%, 01/01/2038	1,295	1,231
3.50%, 09/01/2042	50	47
3.50%, 12/01/2042	349	325
3.50%, 08/01/2043	33	31
3.50%, 01/01/2044	692	646
3.50%, 04/01/2045	7	6
3.50%, 01/01/2047	4,766	4,416
3.50%, 02/01/2047	313	290
3.50%, 11/01/2047	2,098	1,930
3.50%, 12/01/2047	1,299	1,201
3.50%, 01/01/2048	1,295	1,198
3.50%, 01/01/2048	2,573	2,370
3.50%, 06/01/2049	3,669	3,391
3.50%, 09/01/2049	1,557	1,436
3.50%, 01/01/2051	9,380	8,586
3.50%, 04/01/2052	90,013	81,739

The accompanying notes are an integral part of these financial statements.

196

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
3.50%, 05/01/2052	$59,339	$53,872
3.50%, 05/01/2052	103,778	94,263
3.50%, 06/01/2052	23,824	21,667
3.50%, 04/01/2053	21,451	19,587
4.00%, 02/01/2039	55	53
4.00%, 08/01/2042	680	655
4.00%, 02/01/2043	101	98
4.00%, 09/01/2046	391	369
4.00%, 04/01/2047	103	98
4.00%, 05/01/2047	14	13
4.00%, 06/01/2047	516	490
4.00%, 07/01/2047	435	412
4.00%, 08/01/2047	12	11
4.00%, 09/01/2047	80	76
4.00%, 01/01/2048	30	29
4.00%, 03/01/2048	67	63
4.00%, 04/01/2048	54	52
4.00%, 04/01/2048	140	133
4.00%, 06/01/2048	2,556	2,409
4.00%, 07/01/2048	104	99
4.00%, 07/01/2048	1,934	1,835
4.00%, 08/01/2048	7	7
4.00%, 08/01/2048	33	31
4.00%, 08/01/2048	107	102
4.00%, 09/01/2048	12	11
4.00%, 09/01/2048	46	44
4.00%, 09/01/2048	75	72
4.00%, 09/01/2048	7,827	7,441
4.00%, 11/01/2048	17	16
4.00%, 11/01/2048	140	133
4.00%, 12/01/2048	47	45
4.00%, 12/01/2048	100	95
4.00%, 01/01/2049	2,072	1,969
4.00%, 02/01/2049	1,754	1,665
4.00%, 03/01/2049	241	229
4.00%, 08/01/2049	58	55
4.00%, 10/01/2049	57	54
4.00%, 11/01/2049	244	231
4.00%, 12/01/2049	322	305
4.00%, 12/01/2049	377	358
4.00%, 03/01/2050	3,309	3,126
4.00%, 05/01/2050	460	434
4.00%, 08/01/2050	556	525
4.00%, 08/01/2050	43,242	40,945
4.00%, 11/01/2050	43	41
4.00%, 01/01/2051	150	141
4.00%, 03/01/2051	836	792
4.00%, 05/01/2052	2,853	2,676
4.00%, 06/01/2052	66,144	62,087
4.00%, 07/01/2052	17,599	16,500
4.00%, 09/01/2052	17,637	16,530
4.00%, 01/01/2053	17,098	16,023
4.00%, 01/01/2053	22,046	20,704
4.50%, 11/01/2035	73	72
4.50%, 05/01/2041	1,615	1,594
4.50%, 06/01/2045	108	106
4.50%, 06/01/2045	17,231	16,987
4.50%, 02/01/2046	577	566

The accompanying notes are an integral part of these financial statements.

197

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
4.50%, 05/01/2048	$1,312	$1,277
4.50%, 05/01/2048	3,094	3,014
4.50%, 08/01/2048	2,185	2,121
4.50%, 12/01/2048	922	897
4.50%, 07/01/2052	5,603	5,405
4.50%, 09/01/2052	4,857	4,688
4.50%, 10/01/2052	40,768	39,373
4.50%, 10/01/2052	45,023	43,524
4.50%, 11/01/2052	28,138	27,142
4.50%, 12/01/2052	27,769	26,819
4.50%, 02/01/2053	4,234	4,098
4.50%, 02/01/2053	8,657	8,373
4.50%, 03/01/2053	10,150	9,790
4.50%, 07/01/2053	18,798	18,099
4.50%, 08/01/2053	71,697	69,058
4.50%, 03/01/2054	12,252	11,807
4.50%, 11/01/2054	69,637	66,750
4.50%, 12/01/2054	8,091	7,774
4.50%, 12/01/2054	58,720	56,285
4.50%, 01/01/2055	26,013	25,145
4.50%, 01/01/2055	102,118	98,954
4.50%, 01/01/2055	193,035	185,031
4.50%, 01/01/2055	267,450	256,342
4.50%, 03/01/2055	19,824	19,115
4.50%, 07/01/2055	11,966	11,567
4.50%, 07/01/2055	14,290	13,816
4.50%, 01/01/2056	56,617	54,649
4.53% (30-day Average SOFR + 2.17%, 2.17% Floor, 9.53% Cap), 06/01/2056 (2)	17,991	17,797
5.00%, 04/01/2053	26,162	25,870
5.00%, 08/01/2053	41,524	41,034
5.00%, 10/01/2053	627	619
5.00%, 11/01/2053	70,829	70,049
5.00%, 05/01/2054	706	696
5.00%, 06/01/2054	38,186	37,622
5.00%, 08/01/2054	126	125
5.00%, 02/01/2056	11,268	11,179
5.00%, 02/01/2056	32,953	32,692
5.00%, 03/01/2056	69,387	68,723
5.07% (30-day Average SOFR + 2.19%, 2.19% Floor, 10.07% Cap), 06/01/2055 (2)	26,678	26,855
5.50%, 12/01/2039	83	85
5.50%, 06/01/2041	84	86
5.50%, 02/01/2042	351	360
5.50%, 10/01/2043	164	168
5.50%, 12/01/2052	283	286
5.50%, 12/01/2052	519	523
5.50%, 01/01/2053	88	88
5.50%, 01/01/2053	492	497
5.50%, 02/01/2053	813	821
5.50%, 02/01/2053	1,872	1,889
5.50%, 02/01/2053	2,455	2,479
5.50%, 02/01/2053	7,350	7,428
5.50%, 03/01/2053	179	180
5.50%, 03/01/2053	1,075	1,086
5.50%, 03/01/2053	2,092	2,114
5.50%, 04/01/2053	708	715
5.50%, 05/01/2053	2,909	2,940
5.50%, 05/01/2053	41,434	41,858
5.50%, 06/01/2053	173	174

The accompanying notes are an integral part of these financial statements.

198

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
5.50%, 06/01/2053	$45,994	$46,465
5.50%, 07/01/2053	1,014	1,025
5.50%, 07/01/2053	2,954	2,982
5.50%, 07/01/2053	32,754	33,008
5.50%, 09/01/2053	317	320
5.50%, 10/01/2053	9,621	9,687
5.50%, 11/01/2053	1,039	1,048
5.50%, 02/01/2054	1,327	1,341
5.50%, 02/01/2054	3,194	3,215
5.50%, 03/01/2054	936	943
5.50%, 04/01/2055	6,631	6,760
5.50%, 09/01/2055	2,809	2,863
5.50%, 10/01/2055	2,562	2,604
5.50%, 10/01/2055	3,909	3,978
5.50%, 10/01/2055	13,571	13,788
5.50%, 11/01/2055	8,146	8,282
5.50%, 12/01/2055	24,609	25,040
6.00%, 09/01/2029	1,027	1,051
6.00%, 12/01/2052	53	55
6.00%, 12/01/2052	16,612	17,077
6.00%, 02/01/2053	42	43
6.00%, 03/01/2053	3,055	3,144
6.00%, 04/01/2053	5,538	5,697
6.00%, 06/01/2053	86	89
6.00%, 07/01/2053	2,149	2,204
6.00%, 08/01/2053	95	97
6.00%, 09/01/2053	86	88
6.00%, 09/01/2053	150	154
6.00%, 10/01/2053	15,534	15,896
6.00%, 12/01/2053	7,392	7,564
6.00%, 01/01/2054	35	36
6.00%, 02/01/2054	690	706
6.00%, 03/01/2054	945	967
6.00%, 04/01/2054	66	68
6.00%, 05/01/2054	64	65
6.00%, 05/01/2054	95	97
6.00%, 06/01/2054	30,270	30,970
6.00%, 07/01/2054	24,102	24,660
6.00%, 08/01/2054	14,661	15,201
6.00%, 09/01/2054	23	24
6.00%, 09/01/2054	24	25
6.00%, 09/01/2054	694	710
6.00%, 09/01/2054	11,075	11,463
6.00%, 10/01/2054	206	211
6.00%, 03/01/2055	4,336	4,518
6.00%, 03/01/2055	9,551	9,930
6.00%, 09/01/2055	9,374	9,774
6.00%, 11/01/2055	5,069	5,289
6.00%, 11/01/2055	6,602	6,890
6.00%, 11/01/2055	8,195	8,538
6.50%, 02/01/2053	12,513	13,186
6.50%, 04/01/2053	8,854	9,313
6.50%, 05/01/2053	4,684	4,906
6.50%, 09/01/2053	283	295
6.50%, 10/01/2053	2,494	2,626
6.50%, 10/01/2053	8,752	9,197
6.50%, 11/01/2053	3,583	3,755
6.50%, 11/01/2053	27,489	28,801

The accompanying notes are an integral part of these financial statements.

199

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
6.50%, 02/01/2054	$89	$93
6.50%, 03/01/2054	4,143	4,341
6.50%, 06/01/2054	4,898	5,141
6.50%, 07/01/2054	4,405	4,620
6.50%, 07/01/2054	18,307	19,254
6.50%, 08/01/2054	885	921
6.50%, 08/01/2054	5,784	6,059
6.50%, 09/01/2054	566	589
6.50%, 09/01/2054	800	832
6.50%, 12/01/2054	396	414
6.50%, 02/01/2055	1,010	1,053
6.50%, 02/01/2055	10,452	10,956
6.50%, 03/01/2055	5,551	5,800
6.50%, 03/01/2055	6,902	7,227
6.50%, 04/01/2055	1,803	1,878
6.50%, 04/01/2055	4,237	4,455
6.50%, 04/01/2055	34,197	35,972
6.50%, 04/01/2055	40,269	42,383
6.50%, 06/01/2055	1,372	1,428
6.50%, 06/01/2055	9,149	9,623
6.50%, 07/01/2055	9,836	10,430
6.50%, 07/01/2055	14,819	15,618
6.50%, 08/01/2055	1,810	1,922
6.50%, 08/01/2055	10,072	10,652
6.50%, 08/01/2055	16,493	17,325
6.50%, 09/01/2055	5,522	5,846
6.50%, 09/01/2055	8,225	8,735
6.50%, 09/01/2055	8,486	8,975
6.50%, 09/01/2055	10,181	10,795
6.50%, 09/01/2055	13,975	14,709
7.00%, 03/01/2045	225	238
7.00%, 03/01/2055	219	231
7.00%, 03/01/2055	1,204	1,283
7.00%, 04/01/2055	730	771
7.00%, 04/01/2055	3,352	3,567
7.00%, 05/01/2055	1	2
7.00%, 05/01/2055	39	41
Fannie Mae REMICS
2.00%, 04/25/2043, Series 2013-55, Class AK	10,267	8,800
3.00%, 03/25/2043, Series 2013-21, Class EZ	10,748	9,828
3.00%, 02/25/2048, Series 2018-7, Class CD	12,191	10,992
3.00%, 09/25/2049, Series 2019-52, Class PA	235	211
3.50%, 03/25/2042, Series 2012-20, Class ZT	1,509	1,417
3.50%, 09/25/2043, Series 2013-93, Class ZV	10,151	9,494
3.50%, 06/25/2047, Series 2018-38, Class PA	1,597	1,555
3.50%, 12/25/2047, Series 2017-100, Class ZJ	2,119	1,903
3.50%, 06/25/2048, Series 2018-44, Class PZ	10,924	10,044
3.50%, 12/25/2058, Series 2018-91, Class BE	6,518	5,840
4.00%, 05/25/2047, Series 2018-86, Class JA	298	296
4.00%, 12/25/2048, Series 2018-90, Class EZ	13,373	12,603
4.24% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 01/25/2050, Series 2019-79, Class FA (2)	1,542	1,521
4.43% (30-day Average SOFR + 0.80%, 0.80% Floor, 8.00% Cap), 06/25/2056, Series 2026-44, Class FJ (2)	48,592	48,558
4.53% (30-day Average SOFR + 0.90%, 0.90% Floor, 8.00% Cap), 10/25/2054, Series 2024-90, Class EF (2)	41,761	41,982
4.53% (30-day Average SOFR + 0.90%, 0.90% Floor, 8.00% Cap), 10/25/2055, Series 2025-89, Class FP (2)	36,609	36,853
4.55% (30-day Average SOFR + 0.90%, 0.90% Floor), 12/25/2050, Series 2024-10, Class AF (2)	2,007	2,004
4.63% (30-day Average SOFR + 1.00%, 1.00% Floor, 7.50% Cap), 01/25/2055, Series 2024-105, Class FC (2)	8,038	8,115
4.63% (30-day Average SOFR + 1.00%, 1.00% Floor, 7.50% Cap), 08/25/2055, Series 2025-60, Class CF (2)	38,024	38,264
4.63% (30-day Average SOFR + 1.00%, 1.00% Floor, 7.50% Cap), 10/25/2055, Series 2025-81, Class FE (2)	2,878	2,906

The accompanying notes are an integral part of these financial statements.

200

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
5.40%, 11/25/2050, Series 2025-76, Class DT	$15,011	$14,685
Freddie Mac Gold Pool
3.00%, 02/01/2038	779	727
3.00%, 04/01/2046	44	40
3.00%, 06/01/2046	1,618	1,453
3.00%, 08/01/2046	2,019	1,812
3.00%, 10/01/2046	1,982	1,776
3.00%, 12/01/2046	1,497	1,335
3.00%, 01/01/2047	2,746	2,450
3.00%, 02/01/2047	2,757	2,469
3.00%, 03/01/2047	1,642	1,470
3.50%, 07/01/2043	119	111
3.50%, 10/01/2045	3,441	3,206
3.50%, 06/01/2046	1,403	1,302
3.50%, 08/01/2046	2,194	2,049
3.50%, 08/01/2046	6,330	5,854
3.50%, 11/01/2046	531	490
3.50%, 02/01/2047	264	244
3.50%, 04/01/2047	1,021	946
3.50%, 09/01/2047	3,500	3,207
3.50%, 10/01/2047	775	714
3.50%, 11/01/2047	525	484
3.50%, 11/01/2047	862	796
3.50%, 12/01/2047	11,417	10,600
3.50%, 01/01/2048	626	578
3.50%, 01/01/2048	7,879	7,273
3.50%, 02/01/2048	550	504
4.00%, 01/01/2045	583	560
4.00%, 12/01/2045	1,195	1,147
4.00%, 03/01/2048	2,780	2,638
4.00%, 07/01/2048	2,992	2,843
4.00%, 11/01/2048	11,726	11,158
4.50%, 05/01/2044	95	94
4.50%, 06/01/2045	241	237
4.50%, 02/01/2046	273	268
4.50%, 05/01/2046	278	273
4.50%, 06/01/2046	289	284
4.50%, 02/01/2047	214	211
4.50%, 12/01/2047	776	758
4.50%, 10/01/2048	1,783	1,741
5.00%, 07/01/2048	357	358
5.00%, 08/01/2048	158	158
5.00%, 09/01/2048	106	106
5.00%, 10/01/2048	483	483
5.00%, 11/01/2048	694	694
5.50%, 08/01/2041	1,922	1,971
8.00%, 04/01/2032	53	55
Freddie Mac Multifamily Structured Pass-Through Certificates
0.69%, 01/25/2031, Series KLU1, Class X1 (4)	90,501	1,052
1.05%, 04/25/2034, Series K-1512, Class X1 (4)	18,480	861
4.07%, 10/25/2046, Series Q010, Class APT3 (4)	123	121
6.39%, 12/25/2047, Series Q010, Class APT2 (4)	35	35
Freddie Mac Non Gold Pool
5.04% (30-day Average SOFR + 2.17%, 2.17% Floor, 10.04% Cap), 09/01/2053 (2)	25,432	25,467
Freddie Mac Pool
2.00%, 09/01/2040	7,200	6,277
2.00%, 10/01/2040	5,731	4,999
2.00%, 02/01/2051	30,761	24,813

The accompanying notes are an integral part of these financial statements.

201

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
2.00%, 04/01/2051	$64,370	$51,795
2.00%, 04/01/2052	30,361	24,335
2.00%, 05/01/2052	35,626	28,566
2.00%, 06/01/2052	27,907	22,384
2.50%, 01/01/2035	7,462	7,012
2.50%, 01/01/2052	29,471	24,781
2.50%, 02/01/2052	62,513	52,546
2.50%, 03/01/2052	87,266	74,329
2.50%, 04/01/2052	103,794	87,204
2.50%, 05/01/2052	24,616	20,889
2.50%, 05/01/2052	39,594	33,265
3.00%, 02/01/2044	29,713	26,859
3.00%, 09/01/2046	5,196	4,628
3.00%, 01/01/2050	19,466	17,379
3.00%, 02/01/2050	2,597	2,253
3.00%, 02/01/2050	5,493	4,877
3.00%, 07/01/2050	17,263	15,341
3.00%, 01/01/2052	41	36
3.00%, 02/01/2052	64	56
3.00%, 03/01/2052	697	609
3.00%, 03/01/2052	25,792	22,542
3.00%, 04/01/2052	39	34
3.00%, 04/01/2052	365	319
3.00%, 04/01/2052	723	632
3.00%, 04/01/2052	805	704
3.00%, 04/01/2052	24,447	21,331
3.00%, 04/01/2052	25,118	21,950
3.00%, 05/01/2052	27	24
3.00%, 05/01/2052	780	680
3.00%, 05/01/2052	1,103	963
3.00%, 05/01/2052	156,263	136,588
3.00%, 06/01/2052	28	25
3.00%, 06/01/2052	245	214
3.00%, 06/01/2052	862	753
3.00%, 06/01/2052	1,034	903
3.00%, 06/01/2052	1,067	932
3.00%, 06/01/2052	11,236	9,809
3.00%, 06/01/2052	324,579	283,563
3.00%, 07/01/2052	38	33
3.00%, 07/01/2052	812	710
3.00%, 07/01/2052	1,443	1,262
3.00%, 07/01/2052	3,031	2,648
3.00%, 07/01/2052	212,092	185,060
3.00%, 08/01/2052	5,248	4,584
3.50%, 06/01/2042	22	20
3.50%, 06/01/2046	210	195
3.50%, 12/01/2047	111	103
3.50%, 01/01/2050	310	285
3.50%, 05/01/2052	176	160
3.50%, 06/01/2052	42,980	39,021
3.50%, 07/01/2052	151,348	137,406
3.50%, 11/01/2052	41,175	37,389
3.50%, 08/01/2053	21,928	19,922
4.00%, 08/01/2038	215	208
4.00%, 11/01/2042	218	211
4.00%, 05/01/2047	122	116
4.00%, 04/01/2048	132	125
4.00%, 07/01/2048	7	7

The accompanying notes are an integral part of these financial statements.

202

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
4.00%, 07/01/2048	$162	$154
4.00%, 07/01/2048	393	373
4.00%, 11/01/2048	209	198
4.00%, 12/01/2048	189	179
4.00%, 03/01/2050	37	35
4.00%, 03/01/2050	112	106
4.00%, 05/01/2050	29	28
4.00%, 05/01/2050	50	47
4.00%, 06/01/2050	62	58
4.00%, 06/01/2050	402	380
4.00%, 05/01/2051	146	137
4.00%, 09/01/2051	47	44
4.00%, 06/01/2052	46,303	43,388
4.00%, 07/01/2052	6,543	6,146
4.00%, 08/01/2052	29,401	27,611
4.00%, 09/01/2052	17,618	16,536
4.00%, 09/01/2052	27,611	25,882
4.00%, 10/01/2052	79,762	74,749
4.00%, 11/01/2052	31,605	29,623
4.00%, 01/01/2053	34,602	32,408
4.00%, 02/01/2053	10,839	10,163
4.50%, 07/01/2052	16,563	16,006
4.50%, 08/01/2052	69,601	67,192
4.50%, 09/01/2052	20,719	20,000
4.50%, 10/01/2052	26,766	25,856
4.50%, 11/01/2052	2,377	2,293
4.50%, 01/01/2053	31,640	30,544
4.50%, 07/01/2053	47,613	45,885
4.50%, 08/01/2053	11,160	10,749
4.50%, 10/01/2053	33,522	32,386
4.50%, 01/01/2054	9,978	9,611
4.50%, 11/01/2054	198,867	190,621
4.50%, 12/01/2054	46,400	44,852
4.50%, 01/01/2055	19,841	19,019
4.50%, 02/01/2055	11,939	11,541
4.50%, 04/01/2055	140,249	134,424
4.50%, 05/01/2055	9,434	9,118
4.50%, 02/01/2056	55,847	53,521
4.50%, 03/01/2056	78,250	74,992
5.00%, 03/01/2042	103	106
5.00%, 03/01/2044	117	117
5.00%, 10/01/2052	41,501	41,124
5.00%, 04/01/2053	4,080	4,035
5.00%, 06/01/2053	31,072	30,701
5.00%, 08/01/2053	506	500
5.00%, 11/01/2053	2,516	2,485
5.00%, 12/01/2053	29,869	29,480
5.00%, 06/01/2054	2,076	2,044
5.00%, 02/01/2056	13,507	13,400
5.00%, 03/01/2056	37,532	37,235
5.50%, 09/01/2052	415	419
5.50%, 01/01/2053	391	396
5.50%, 01/01/2053	12,862	13,000
5.50%, 02/01/2053	466	470
5.50%, 02/01/2053	894	903
5.50%, 03/01/2053	31	31
5.50%, 03/01/2053	3,783	3,824
5.50%, 04/01/2053	10,923	11,012

The accompanying notes are an integral part of these financial statements.

203

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
5.50%, 05/01/2053	$768	$776
5.50%, 06/01/2053	129,240	130,564
5.50%, 07/01/2053	657	663
5.50%, 07/01/2053	1,579	1,595
5.50%, 07/01/2053	8,779	8,875
5.50%, 07/01/2053	14,220	14,366
5.50%, 11/01/2053	111,142	112,155
5.50%, 12/01/2053	4,457	4,499
5.50%, 11/01/2054	1,044	1,065
5.50%, 02/01/2055	614	625
5.50%, 02/01/2055	3,281	3,327
5.50%, 04/01/2055	6,517	6,625
5.50%, 05/01/2055	1,039	1,059
5.50%, 08/01/2055	1,824	1,859
5.50%, 08/01/2055	8,841	8,970
5.50%, 09/01/2055	1,025	1,042
5.50%, 09/01/2055	1,436	1,464
5.50%, 09/01/2055	1,438	1,465
5.50%, 09/01/2055	2,835	2,891
5.50%, 10/01/2055	3,495	3,556
5.50%, 10/01/2055	8,055	8,211
5.50%, 10/01/2055	9,370	9,502
5.50%, 11/01/2055	2,000	2,034
5.50%, 11/01/2055	3,440	3,497
5.50%, 11/01/2055	4,832	4,926
5.50%, 11/01/2055	5,783	5,897
5.50%, 11/01/2055	6,233	6,336
5.50%, 01/01/2056	26,889	27,410
6.00%, 01/01/2053	5,842	6,012
6.00%, 03/01/2053	48	49
6.00%, 04/01/2053	2,844	2,924
6.00%, 06/01/2053	211	216
6.00%, 08/01/2053	2,961	3,040
6.00%, 09/01/2053	22	22
6.00%, 10/01/2053	24,126	24,683
6.00%, 12/01/2053	63	64
6.00%, 02/01/2054	2,166	2,216
6.00%, 03/01/2054	58,737	60,095
6.00%, 06/01/2054	23	23
6.00%, 06/01/2054	21,794	22,298
6.00%, 07/01/2054	152	156
6.00%, 07/01/2054	33,455	34,249
6.00%, 08/01/2054	2,030	2,077
6.00%, 10/01/2054	1,933	2,015
6.00%, 02/01/2055	3,722	3,853
6.00%, 10/01/2055	4,310	4,491
6.50%, 09/01/2053	610	639
6.50%, 11/01/2053	184	192
6.50%, 11/01/2053	5,138	5,385
6.50%, 11/01/2053	14,340	15,025
6.50%, 12/01/2053	205	212
6.50%, 12/01/2053	11,800	12,232
6.50%, 01/01/2054	5,473	5,738
6.50%, 02/01/2054	6,106	6,405
6.50%, 03/01/2054	12,823	13,466
6.50%, 04/01/2054	1,239	1,300
6.50%, 06/01/2054	417	438
6.50%, 07/01/2054	6,150	6,457

The accompanying notes are an integral part of these financial statements.

204

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
6.50%, 08/01/2054	$9,804	$10,260
6.50%, 10/01/2054	8,259	8,659
6.50%, 11/01/2054	472	491
6.50%, 11/01/2054	5,834	6,122
6.50%, 12/01/2054	352	368
6.50%, 12/01/2054	409	428
6.50%, 12/01/2054	808	842
6.50%, 01/01/2055	24,982	26,331
6.50%, 02/01/2055	656	684
6.50%, 04/01/2055	4,000	4,197
6.50%, 06/01/2055	5,988	6,294
6.50%, 06/01/2055	10,043	10,613
6.50%, 08/01/2055	612	649
6.50%, 08/01/2055	1,351	1,435
6.50%, 08/01/2055	15,395	16,213
6.50%, 08/01/2055	17,633	18,550
6.50%, 09/01/2055	5,922	6,280
6.50%, 09/01/2055	6,182	6,566
6.50%, 09/01/2055	6,431	6,809
7.00%, 02/01/2055	1	1
7.00%, 02/01/2055	2	2
7.00%, 02/01/2055	325	344
7.00%, 02/01/2055	410	433
7.00%, 02/01/2055	532	562
7.00%, 02/01/2055	831	883
7.00%, 02/01/2055	1,707	1,816
7.00%, 03/01/2055	1	1
7.00%, 03/01/2055	1	1
7.00%, 03/01/2055	59	63
7.00%, 03/01/2055	462	489
7.00%, 03/01/2055	774	830
7.00%, 03/01/2055	830	880
7.00%, 03/01/2055	969	1,037
7.00%, 03/01/2055	1,303	1,392
7.00%, 04/01/2055	490	519
7.00%, 05/01/2055	1,162	1,229
Freddie Mac REMICS
3.00%, 02/15/2047, Series 4655, Class CZ	10,056	8,858
3.00%, 01/15/2049, Series 4896, Class DA	467	409
3.00%, 04/15/2049, Series 4879, Class BC	1,726	1,539
3.50%, 05/15/2042, Series 4047, Class CX	23,953	22,493
3.50%, 07/15/2044, Series 4366, Class BZ	22,598	21,034
3.50%, 12/15/2047, Series 4748, Class WZ	6,369	5,863
4.00%, 01/15/2048, Series 4750, Class Z	11,685	10,832
4.53% (30-day Average SOFR + 0.90%, 0.90% Floor, 8.00% Cap), 09/25/2055, Series 5572, Class FA (2)	165,957	165,564
4.53% (30-day Average SOFR + 0.90%, 0.90% Floor, 8.00% Cap), 10/25/2055, Series 5592, Class FE (2)	40,908	41,171
4.58% (30-day Average SOFR + 0.95%, 0.95% Floor, 7.50% Cap), 01/25/2055, Series 5492, Class FM (2)	12,316	12,412
4.93% (30-day Average SOFR + 1.30%, 1.30% Floor, 6.50% Cap), 11/25/2054, Series 5473, Class BF (2)	6,974	7,030
Freddie Mac STACR REMIC Trust 2021-DNA6
5.13% (30-day Average SOFR + 1.50%), 10/25/2041, Series 2021-DNA6, Class M2 (1)(2)	12,664	12,678
Freddie Mac Strips
3.00%, 09/15/2044, Series 337, Class 300	26,776	24,228
Freddie Mac Whole Loan Securities Trust
3.66%, 12/25/2046, Series 2017-SC01, Class M1 (1)(4)	255	253
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068, Series 2019-RPL1, Class A1 (1)(4)	644	630
GCAT 2025-INV2 Trust
6.00%, 05/25/2055, Series 2025-INV2, Class A1 (1)(4)	16,317	16,595

The accompanying notes are an integral part of these financial statements.

205

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
GFH 2025-IND Mortgage Trust
5.15%, 06/15/2033, Series 2025-IND, Class A (1)	$15,565	$15,502
Ginnie Mae
1.05%, 01/16/2061, Series 2021-17, Class IO (4)	11,757	920
1.25%, 01/16/2061, Series 2021-31, Class B	9,091	6,580
1.28%, 03/16/2063, Series 2021-36, Class IO (4)	53,541	4,334
1.40%, 06/16/2063, Series 2021-21, Class AH	8,365	6,156
1.50%, 06/16/2063, Series 2021-2, Class AH	12,088	9,089
2.50%, 07/01/2056 (15)	185,225	158,121
3.00%, 11/16/2044, Series 2015-8, Class LZ	1,727	1,567
3.00%, 07/20/2049, Series 2019-90, Class HE	122	107
3.00%, 09/20/2049, Series 2019-119, Class JE	816	720
3.00%, 08/01/2056 (15)	9,000	7,981
3.50%, 08/20/2048, Series 2018-115, Class DE	1,603	1,465
3.50%, 09/20/2048, Series 2018-124, Class NW	1,264	1,167
3.50%, 07/01/2056 (15)	157,400	141,335
3.50%, 08/01/2056 (15)	1,700	1,526
4.00%, 07/01/2056 (15)	239,325	222,433
4.26% (1 Month Term SOFR + 0.61%, 0.50% Floor), 06/20/2069, Series 2020-H04, Class FP (2)	321	321
4.28% (1 Month Term SOFR + 0.63%, 0.52% Floor, 11.00% Cap), 10/20/2065, Series 2015-H26, Class FA (2)	555	554
4.31% (30-day Average SOFR + 0.70%, 0.70% Floor, 10.50% Cap), 02/20/2074, Series 2024-H04, Class FA (2)	965	966
4.42% (1 Month Term SOFR + 0.77%, 0.66% Floor, 7.50% Cap), 12/20/2065, Series 2015-H33, Class FA (2)	192	192
4.46% (30-day Average SOFR + 0.85%, 0.85% Floor, 7.00% Cap), 04/20/2054, Series 2025-205, Class FH (2)	6,269	6,285
4.50%, 07/01/2056 (15)	30,275	29,075
5.00%, 07/01/2056 (15)	120,800	119,085
5.50%, 07/01/2056 (15)	80,525	80,921
5.50%, 08/01/2056 (15)	175,000	175,628
6.00%, 08/01/2056 (15)	309,342	315,248
6.00%, 09/01/2056 (15)	178,958	182,236
6.50%, 07/01/2056 (15)	73,900	76,556
6.50%, 08/01/2056 (15)	13,600	14,069
Ginnie Mae I Pool
4.50%, 05/15/2041	163	158
5.00%, 09/15/2041	80	82
5.00%, 07/15/2044	48	48
7.50%, 08/15/2033	19	19
Ginnie Mae II Pool
2.50%, 12/20/2051	6,114	5,229
3.00%, 05/20/2046	2,164	1,949
3.00%, 10/20/2046	548	493
3.00%, 12/20/2046	1,348	1,212
3.00%, 03/20/2047	362	325
3.00%, 09/20/2047	3,582	3,214
3.00%, 11/20/2047	1,243	1,115
3.00%, 01/20/2048	1,601	1,427
3.00%, 10/20/2049	2,089	1,825
3.00%, 01/20/2052	655	582
3.00%, 03/20/2052	2,440	2,168
3.00%, 04/20/2052	7,345	6,526
3.50%, 03/20/2046	433	398
3.50%, 04/20/2046	160	148
3.50%, 06/20/2046	614	567
3.50%, 12/20/2046	1,156	1,064
3.50%, 01/20/2047	1,409	1,297
3.50%, 04/20/2047	617	568
3.50%, 05/20/2047	81	75
3.50%, 06/20/2047	4,856	4,471

The accompanying notes are an integral part of these financial statements.

206

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
3.50%, 08/20/2047		$1,255	$1,153
3.50%, 09/20/2047		3,177	2,924
3.50%, 10/20/2047		251	230
3.50%, 11/20/2047		4,342	3,981
3.50%, 01/20/2048		1,977	1,816
3.50%, 06/20/2049		169	152
3.50%, 07/20/2049		998	886
3.50%, 11/20/2052		503	456
3.50%, 01/20/2055		1,192	1,071
3.50%, 05/20/2056		1,298	1,166
4.00%, 09/20/2047		929	882
4.00%, 11/20/2047		649	616
4.00%, 12/20/2047		636	603
4.00%, 01/20/2048		857	813
4.00%, 08/20/2048		937	888
4.00%, 09/20/2048		714	678
4.00%, 10/20/2048		279	265
4.00%, 10/20/2052		98,899	93,245
4.50%, 05/20/2047		1,414	1,386
4.50%, 06/20/2047		1,945	1,910
4.50%, 08/20/2048		2,285	2,232
4.50%, 09/20/2048		251	245
4.50%, 10/20/2052		43,903	42,628
5.00%, 12/20/2044		94	96
5.00%, 06/20/2047		943	952
5.00%, 09/20/2047		529	534
5.00%, 10/20/2048		710	713
5.50%, 02/20/2054		44,922	45,394
5.50%, 05/20/2055		4,059	4,086
6.00%, 02/20/2055		303	309
Grifonas Finance No 1 Plc
2.42% (6 Month €STR + 0.28%), 08/28/2039, Series 1, Class A (2)	EUR	1,245	1,406
GS Mortgage Securities Corp. Trust 2012-BWTR
2.95%, 11/05/2034, Series 2012-BWTR, Class A (1)		$2,974	2,748
GS Mortgage Securities Corp. Trust 2013-PEMB
3.67%, 03/05/2033, Series 2013-PEMB, Class D (1)(4)		5,150	26
3.67%, 03/05/2033, Series 2013-PEMB, Class A (1)(4)		4,610	3,844
GS Mortgage-Backed Securities Corp. Trust 2021-NQM1
1.02%, 07/25/2061, Series 2021-NQM1, Class A1 (1)(4)		8,053	7,433
GS Mortgage-Backed Securities Trust 2024-RPL5
0.00%, 07/25/2064, Series 2024-RPL5, Class SA (1)		29	29
3.48%, 07/25/2064, Series 2024-RPL5, Class PT (1)(4)		103,766	86,782
GS Mortgage-Backed Securities Trust 2024-RPL6
0.00%, 01/25/2064, Series 2024-RPL6, Class SA (1)		41	40
3.29%, 01/25/2064, Series 2024-RPL6, Class PT (1)(4)		99,086	84,754
GS Mortgage-Backed Securities Trust 2024-RPL7
0.00%, 07/25/2064, Series 2024-RPL7, Class SA (1)		120	118
4.11%, 07/25/2064, Series 2024-RPL7, Class PT (1)(4)		100,053	87,580
HarborView Mortgage Loan Trust 2005-9
4.65% (1 Month Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap), 06/20/2035, Series 2005-9, Class 2A1C (2)		3,346	3,116
HarborView Mortgage Loan Trust 2006-10
3.95% (1 Month Term SOFR + 0.51%, 0.40% Floor), 11/19/2036, Series 2006-10, Class 1A1A (2)		5,976	4,915
HarborView Mortgage Loan Trust 2006-12
4.16% (1 Month Term SOFR + 0.52%, 0.41% Floor), 12/19/2036, Series 2006-12, Class 1A1A (2)		21,932	19,837
HarborView Mortgage Loan Trust 2006-7
4.15% (1 Month Term SOFR + 0.51%, 0.40% Floor), 09/19/2046, Series 2006-7, Class 2A1A (2)		1,638	1,553
HarborView Mortgage Loan Trust 2007-6
3.95% (1 Month Term SOFR + 0.31%, 10.50% Cap), 08/19/2037, Series 2007-6, Class 1A1A (2)		4,635	4,143

The accompanying notes are an integral part of these financial statements.

207

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
Hilton USA Trust
5.37% (1 Month Term SOFR + 1.74%, 1.74% Floor), 07/15/2042, Series 2025-NVIL, Class A (1)(2)	$12,300	$12,346
Homes 2024-Nqm2 Trust
5.72%, 10/25/2069, Series 2024-NQM2, Class A1 (1)(3)	19,669	19,711
Homes 2025-NQM1 Trust
5.55%, 01/25/2070, Series 2025-NQM1, Class A1 (1)(3)	26,370	26,383
Homes 2026-NQM1 Trust
4.80%, 09/25/2070, Series 2026-NQM1, Class A1 (1)(3)	13,629	13,463
HSI Asset Securitization Corp. Trust 2005-NC1
4.72% (1 Month Term SOFR + 1.07%, 0.96% Floor), 07/25/2035, Series 2005-NC1, Class M3 (2)	4,053	3,841
Hudson Yards 2025-SPRL Mortgage Trust
5.95%, 01/13/2040, Series 2025-SPRL, Class B (1)(4)	10,439	10,632
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/05/2034, Series 2015-HB10, Class A10 (1)	2,419	2,303
IndyMac INDX Mortgage Loan Trust 2006-AR19
3.91%, 08/25/2036, Series 2006-AR19, Class 5A2 (4)	11,938	8,441
IndyMac INDX Mortgage Loan Trust 2007-AR15
4.10%, 08/25/2037, Series 2007-AR15, Class 1A1 (4)	2,592	1,762
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
3.69%, 12/15/2047, Series 2012-LC9, Class D (1)(4)	215	209
3.69%, 12/15/2047, Series 2012-LC9, Class C (1)(4)	1,763	1,728
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
5.35%, 07/05/2033, Series 2018-WPT, Class DFX (1)	10,060	4,527
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039, Series 2019-OSB, Class A (1)	8,013	7,566
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440
5.04% (1 Month Term SOFR + 1.41%, 1.30% Floor), 03/15/2036, Series 2021-1440, Class A (1)(2)	5,000	4,694
JP Morgan Chase Commercial Mortgage Securities Trust 2023-CCDC
7.24%, 10/05/2040, Series 2023-CCDC, Class A (1)	5,800	5,968
JP Morgan Chase Commercial Mortgage Securities Trust 2025-BMS
5.23% (1 Month Term SOFR + 1.60%, 1.60% Floor), 01/15/2042, Series 2025-BMS, Class A (1)(2)	5,700	5,689
5.63% (1 Month Term SOFR + 2.00%, 2.00% Floor), 01/15/2042, Series 2025-BMS, Class B (1)(2)	3,500	3,494
JP Morgan Mortgage Trust 2024-10
4.88% (30-day Average SOFR + 1.25%, 7.50% Cap), 03/25/2055, Series 2024-10, Class A11 (1)(2)	7,852	7,849
JP Morgan Mortgage Trust 2024-9
4.98% (30-day Average SOFR + 1.35%, 7.50% Cap), 02/25/2055, Series 2024-9, Class A11 (1)(2)	4,746	4,751
JP Morgan Mortgage Trust 2025-LTV3
7.43%, 04/25/2056, Series 2025-LTV3, Class PT (1)(4)	13,513	13,596
JP Morgan Mortgage Trust Series 2024-CES2
0.00%, 02/25/2055, Series 2024-CES2, Class PT (1)(4)	73,957	79,477
JP Morgan Mortgage Trust Series 2025-NQM2
5.92%, 09/25/2065, Series 2025-NQM2, Class A3 (1)(3)	6,729	6,728
JP Morgan Mortgage Trust Series 2026-CES3
8.25%, 11/25/2056, Series 2026-CES3, Class PT (1)	14,900	15,821
JP Morgan Mortgage Trust Series 2026-VIS1
4.79%, 06/25/2066, Series 2026-VIS1, Class A1 (1)(4)	9,667	9,527
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050, Series 2010-1, Class B (1)(4)	3,129	2,730
JW Commercial Mortgage Trust 2026-MRCO
5.13% (1 Month Term SOFR + 1.50%, 1.50% Floor), 06/15/2039, Series 2026-MRCO, Class A (1)(2)	13,000	13,033
Legacy Mortgage Asset Trust 2021-GS2
5.75%, 04/25/2061, Series 2021-GS2, Class A1 (1)(3)	2,368	2,369
Legacy Mortgage Asset Trust 2021-GS3
5.75%, 07/25/2061, Series 2021-GS3, Class A1 (1)(3)	4,962	4,969
Legacy Mortgage Asset Trust 2021-GS4
5.65%, 11/25/2060, Series 2021-GS4, Class A1 (1)(3)	5,776	5,781
Legacy Mortgage Asset Trust 2021-GS5
6.25%, 07/25/2067, Series 2021-GS5, Class A1 (1)(3)	4,487	4,492

The accompanying notes are an integral part of these financial statements.

208

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
Lehman XS Trust Series 2005-5N
4.12% (1 Month Term SOFR + 0.47%, 0.36% Floor), 11/25/2035, Series 2005-5N, Class 3A2 (2)		$8,551	$8,040
LEX 2024-BBG Mortgage Trust
5.04%, 10/13/2033, Series 2024-BBG, Class A (1)(4)		3,200	3,189
Ludgate Funding Plc
4.47% (Sterling Overnight Index Average + 0.72%), 01/01/2061, Series 2008-W1X, Class A1 (2)	GBP	185	246
Lugo Funding DAC
3.04% (3 Month €STR + 1.00%), 05/26/2066, Series 2024-1A, Class A (1)(2)	EUR	11,001	12,570
MAD Commercial Mortgage Trust 2025-11MD
5.82%, 10/15/2042, Series 2025-11MD, Class C (1)(4)		$8,000	8,029
Manhattan West 2026-2MW Mortgage Trust
5.50%, 06/10/2048, Series 2026-2MW, Class A (1)(4)		9,995	10,066
Mansard Mortgages 2007-1 Plc
4.05% (Sterling Overnight Index Average + 0.30%), 04/15/2047, Series 2007-1X, Class A2 (2)	GBP	1,335	1,765
4.17% (Sterling Overnight Index Average + 0.42%), 04/15/2049, Series 2007-1X, Class M1 (2)		3,222	4,182
Merrill Lynch Alternative Note Asset Trust Series 2007-A3
4.18% (1 Month Term SOFR + 0.53%, 0.42% Floor), 04/25/2037, Series 2007-A3, Class A1 (2)		$26,135	4,210
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
3.04%, 04/25/2029, Series 2004-HB1, Class A3 (4)		124	104
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057, Series 2018-1A, Class A (1)(4)		2,892	2,789
MFA 2021-RPL1 Trust
2.85%, 07/25/2060, Series 2021-RPL1, Class M2 (1)(4)		1,200	994
MFA 2022-RPL1 Trust
3.30%, 08/25/2061, Series 2022-RPL1, Class A1 (1)(4)		18,945	17,582
MFA 2026-INVR1 Trust
5.39%, 12/25/2059, Series 2026-INVR1, Class A1 (1)(4)		8,839	8,802
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058, Series 2018-2, Class M1 (1)(4)		341	336
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058, Series 2018-3, Class A1 (1)(4)		233	230
Mill City Mortgage Loan Trust 2019-1
3.50%, 10/25/2069, Series 2019-1, Class M1 (1)(4)		1,188	1,130
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059, Series 2019-GS1, Class A1 (1)(4)		653	644
3.25%, 07/25/2059, Series 2019-GS1, Class M2 (1)(4)		1,115	1,022
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059, Series 2019-GS2, Class A1 (1)(4)		2,412	2,352
Mill City Mortgage Loan Trust 2021-NMR1
2.50%, 11/25/2060, Series 2021-NMR1, Class M2 (1)(4)		1,000	876
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
4.21%, 08/15/2046, Series 2013-C11, Class B (4)		1,563	860
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.85%, 10/15/2046, Series 2013-C12, Class C (4)		139	134
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5		228	227
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4		1,361	1,338
Morgan Stanley Capital I Trust 2021-230P
5.54% (1 Month Term SOFR + 1.91%, 1.80% Floor), 12/15/2038, Series 2021-230P, Class C (1)(2)		9,974	8,964
Morgan Stanley Residential Mortgage Loan Trust 2026-NQM1
4.81%, 12/25/2070, Series 2026-NQM1, Class A1 (1)(4)		13,077	12,896
5.03%, 12/25/2070, Series 2026-NQM1, Class A2 (1)(3)		6,735	6,635
Morgan Stanley Residential Mortgage Loan Trust 2026-NQM2
4.99%, 01/26/2071, Series 2026-NQM2, Class A2 (1)(3)		5,538	5,445
Morgan Stanley Residential Mortgage Loan Trust 2026-NQM7
6.92%, 06/25/2071, Series 2026-NQM7, Class PT (1)(4)		18,279	18,780

The accompanying notes are an integral part of these financial statements.

209

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Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D (1)		$3,000	$2,190
MSBAM Commercial Mortgage Securities Trust 2012-CKSV
3.28%, 10/15/2030, Series 2012-CKSV, Class A2 (1)		1,057	1,020
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059, Series 2019-RPL3, Class A1 (1)(4)		9,079	8,766
New Residential Mortgage Loan Trust 2020-NQM
3.89%, 05/24/2060, Series 2020-NQM2, Class M1 (1)(4)		8,812	7,997
New Residential Mortgage Loan Trust 2023-NQM1
6.86%, 10/25/2063, Series 2023-NQM1, Class A1A (1)(3)		20,402	20,432
New Residential Mortgage Loan Trust 2024-NQM2
5.12%, 09/25/2064, Series 2024-NQM2, Class A1 (1)(4)		16,699	16,570
New Residential Mortgage Loan Trust 2024-NQM3
5.47%, 11/25/2064, Series 2024-NQM3, Class A1 (1)(3)		23,247	23,283
New Residential Mortgage Loan Trust 2024-RPL1
3.80%, 01/25/2064, Series 2024-RPL1, Class A (1)(4)		12,574	11,791
New Residential Mortgage Loan Trust 2024-RTL1
6.66%, 03/25/2039, Series 2024-RTL1, Class A1 (1)(3)		6,786	6,786
New Residential Mortgage Loan Trust 2026-NQM2
4.74%, 12/25/2065, Series 2026-NQM2, Class A1 (1)(4)		13,522	13,320
5.05%, 12/25/2065, Series 2026-NQM2, Class A2 (1)(3)		12,902	12,732
Newgate Funding Plc
4.04% (Sterling Overnight Index Average + 0.29%), 12/01/2050, Series 2006-2, Class A3A (2)	GBP	1,679	2,216
NLT 2021-INV3 Trust
1.54%, 11/25/2056, Series 2021-INV3, Class PT (1)(4)		$14,711	13,812
NLT 2023-1 Trust
3.20%, 10/25/2062, Series 2023-1, Class A1 (1)(4)		6,690	6,114
NLT 2026-NQM3 Trust
7.12%, 09/01/2076, Series 2026-NQM3, Class PT (1)		26,700	27,334
NLTM 2026-NQM3 Trust
7.12%, 09/01/2076, Series 2026-NQM3, Class PT (1)		1,100	1,126
NYC Commercial Mortgage Trust 2025-1155
5.83%, 06/10/2042, Series 2025-1155, Class A (1)		12,089	12,249
NYMT Loan Trust 2022-CP1
3.21%, 07/25/2061, Series 2022-CP1, Class M1 (1)		700	608
NYMT Loan Trust 2024-INV1
5.38%, 06/25/2069, Series 2024-INV1, Class A1 (1)(4)		3,382	3,382
NYMT Loan Trust Series 2024-BPL3
5.27%, 09/25/2039, Series 2024-BPL3, Class A1 (1)(3)		2,325	2,325
NYO Commercial Mortgage Trust 2021-1290
4.84% (1 Month Term SOFR + 1.21%, 1.10% Floor), 11/15/2038, Series 2021-1290, Class A (1)(2)		10,900	10,890
OBX 2018-EXP1 Trust
4.00%, 04/25/2048, Series 2018-EXP1, Class 1A3 (1)(4)		85	80
OBX 2019-EXP2 Trust
4.00%, 06/25/2059, Series 2019-EXP2, Class 1A3 (1)(4)		150	144
OBX 2019-EXP3 Trust
3.50%, 10/25/2059, Series 2019-EXP3, Class 1A8 (1)(4)		95	89
OBX 2020-EXP1 Trust
4.51% (1 Month Term SOFR + 0.86%), 02/25/2060, Series 2020-EXP1, Class 2A1 (1)(2)		94	93
OBX 2021-NQM3 Trust
1.05%, 07/25/2061, Series 2021-NQM3, Class A1 (1)(4)		2,757	2,303
OBX 2022-NQM2 Trust
4.00%, 01/25/2062, Series 2022-NQM2, Class A1 (1)(4)		30,604	29,195
OBX 2022-NQM7 Trust
5.11%, 08/25/2062, Series 2022-NQM7, Class A1 (1)(3)		2,842	2,835
OBX 2023-NQM5 Trust
6.57%, 06/25/2063, Series 2023-NQM5, Class A1A (1)(3)		5,239	5,224
OBX 2023-NQM8 Trust
7.05%, 09/25/2063, Series 2023-NQM8, Class A1 (1)(3)		4,249	4,253
OBX 2026-NQM9 Trust
5.47%, 04/25/2066, Series 2026-NQM9, Class A1 (1)(4)		10,100	10,096

The accompanying notes are an integral part of these financial statements.

210

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Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054, Series 2019-OBP, Class A (1)	$7,000	$6,463
One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032, Series 2017-1MKT, Class A (1)	7,017	6,778
One New York Plaza Trust 2020-1NYP
4.69% (1 Month Term SOFR + 1.06%, 0.95% Floor), 01/15/2036, Series 2020-1NYP, Class A (1)(2)	18,115	17,595
PGA Trust 2024-RSR2
5.52% (1 Month Term SOFR + 1.89%, 1.89% Floor), 06/15/2039, Series 2024-RSR2, Class A (1)(2)	21,248	21,241
PMT Loan Trust 2024-INV1
5.50%, 10/25/2059, Series 2024-INV1, Class A3 (1)(4)	4,126	4,125
PMT Loan Trust 2026-INV4
5.50%, 03/25/2057, Series 2026-INV4, Class A8 (1)(4)	9,327	9,317
PRET 2025-RPL5 Trust
4.15%, 01/25/2070, Series 2025-RPL5, Class A1 (1)(3)	15,418	14,929
PRET 2026-RPL1 Trust
4.15%, 01/25/2070, Series 2026-RPL1, Class A1 (1)(3)	8,845	8,543
PRET 2026-RPL2 Trust
4.50%, 06/25/2070, Series 2026-RPL2, Class A1 (1)(3)	7,849	7,674
PRKCM 2022-AFC1 Trust
5.10%, 04/25/2057, Series 2022-AFC1, Class A1A (1)(4)	45,962	45,522
PRKCM 2024-AFC1 Trust
6.33%, 03/25/2059, Series 2024-AFC1, Class A1 (1)(3)	2,476	2,486
PRPM 2022-NQM1 Trust
5.50%, 08/25/2067, Series 2022-NQM1, Class A1 (1)(3)	12,340	12,303
PRPM 2023-RCF1 LLC
4.00%, 06/25/2053, Series 2023-RCF1, Class A1 (1)(3)	4,057	4,018
PRPM 2023-RCF2 LLC
4.00%, 11/25/2053, Series 2023-RCF2, Class A1 (1)(3)	499	492
PRPM 2024-7 LLC
5.87%, 11/25/2029, Series 2024-7, Class A1 (1)(3)	2,569	2,570
PRPM 2024-NQM1 Trust
6.27%, 12/25/2068, Series 2024-NQM1, Class A1 (1)(3)	1,221	1,224
PRPM 2024-NQM2 Trust
6.33%, 06/25/2069, Series 2024-NQM2, Class A1 (1)(3)	1,285	1,292
PRPM 2024-NQM3
5.23%, 08/25/2069, Series 2024-NQM3, Class A1 (1)(3)	3,896	3,886
PRPM 2024-RCF1 LLC
4.00%, 01/25/2054, Series 2024-RCF1, Class A1 (1)(3)	1,073	1,057
PRPM 2024-RCF2 LLC
3.75%, 03/25/2054, Series 2024-RCF2, Class A1 (1)(3)	3,937	3,854
PRPM 2024-RCF6 LLC
4.00%, 10/25/2064, Series 2024-RCF6, Class A1 (1)(3)	1,548	1,512
PRPM 2025-7 LLC
5.50%, 08/25/2030, Series 2025-7, Class A1 (1)(3)	10,402	10,359
PRPM 2025-8 LLC
5.39%, 10/25/2030, Series 2025-8, Class A1 (1)(3)	5,026	4,996
PRPM 2025-RCF1 LLC
4.50%, 02/25/2055, Series 2025-RCF1, Class A1(1)(3)	3,161	3,121
PRPM 2025-RCF4 LLC
4.50%, 08/25/2055, Series 2025-RCF4, Class A1 (1)(3)	2,970	2,913
PRPM 2025-RCF5 LLC
4.84%, 10/25/2055, Series 2025-RCF5, Class A1 (1)(3)	3,665	3,654
PRPM 2025-RPL3 LLC
3.25%, 04/25/2055, Series 2025-RPL3, Class A1 (1)(3)	23,624	22,838
PRPM 2025-RPL4 LLC
3.00%, 05/25/2055, Series 2025-RPL4, Class A1 (1)(3)	26,659	25,269
PRPM 2026-1 LLC
5.19%, 02/25/2031, Series 2026-1, Class A1 (1)(3)	6,551	6,468

The accompanying notes are an integral part of these financial statements.

211

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
PRPM 2026-2 LLC
5.09%, 02/25/2031, Series 2026-2, Class A1 (1)(3)		$6,595	$6,502
PRPM 2026-RCF2 LLC
5.50%, 03/25/2056, Series 2026-RCF2, Class A1 (1)(4)		12,548	12,493
PRPM 2026-RCF4 LLC
5.25%, 06/25/2056, Series 2026-RCF4, Class A1 (1)(3)		3,300	3,285
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036, Series 2006-QS9, Class 1A3		1,693	1,357
RALI Series 2007-QH8 Trust
4.65%, 10/25/2037, Series 2007-QH8, Class A (4)		641	505
RALI Series 2007-QS2 Trust
6.25%, 01/25/2037, Series 2007-QS2, Class A4		10,052	8,352
RCKT 2026-CESP1 Trust
8.75%, 06/01/2056, Series 2026-CESP1, Class PT (1)		11,000	11,811
Roc Mortgage Trust 2024-RTL1
5.59%, 10/25/2039, Series 2024-RTL1, Class A1 (1)(3)		11,670	11,678
ROCK Trust 2024-CNTR
5.93%, 11/13/2041, Series 2024-CNTR, Class B (1)		5,309	5,400
6.47%, 11/13/2041, Series 2024-CNTR, Class C (1)		3,174	3,250
Sage AR Funding
(Sterling Overnight Index Average + 2.00%), 08/18/2038, Series 2026-2A, Class B (1)	GBP	8,200	10,862
SCOTT Trust 2023-SFS
5.91%, 03/10/2040, Series 2023-SFS, Class A (1)		$9,025	9,134
Sequoia Mortgage Trust 2004-9
4.82% (6 Month Term SOFR + 1.15%, 0.72% Floor, 11.50% Cap), 10/20/2034, Series 2004-9, Class A2 (2)		530	475
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047, Series 2017-CH1, Class A1 (1)(4)		44	41
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047, Series 2017-CH2, Class A1 (1)(4)		86	80
4.00%, 12/25/2047, Series 2017-CH2, Class A19 (1)(4)		89	83
Sequoia Mortgage Trust 2018-CH1
3.50%, 03/25/2048, Series 2018-CH1, Class A2 (1)(4)		27	25
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048, Series 2018-CH2, Class A21 (1)(4)		89	81
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048, Series 2018-CH3, Class A2 (1)(4)		5	5
4.50%, 08/25/2048, Series 2018-CH3, Class A19 (1)(4)		6	6
4.50%, 08/25/2048, Series 2018-CH3, Class A13 (1)(4)		13	13
Sequoia Mortgage Trust 2025-2
5.50%, 03/25/2055, Series 2025-2, Class A5 (1)(4)		9,667	9,648
Sequoia Mortgage Trust 2025-4
5.50%, 04/25/2055, Series 2025-4, Class A5 (1)(4)		2,568	2,570
Sequoia Mortgage Trust 2025-6
5.50%, 07/25/2055, Series 2025-6, Class A5 (1)(4)		9,792	9,768
Sequoia Mortgage Trust 2025-HYB1
5.03%, 10/25/2055, Series 2025-HYB1, Class A1A (1)(4)		3,530	3,540
Sequoia Mortgage Trust 2026-6
5.00%, 06/25/2056, Series 2026-6, Class A5 (1)(4)		19,796	19,554
SFO Commercial Mortgage Trust 2021-555
5.14% (1 Month Term SOFR + 1.51%, 1.15% Floor), 05/15/2038, Series 2021-555, Class A (1)(2)		4,900	4,895
5.79% (1 Month Term SOFR + 2.16%, 1.80% Floor), 05/15/2038, Series 2021-555, Class C (1)(2)		6,550	6,536
SMRT 2022-MINI
4.63% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-MINI, Class A (1)(2)		5,200	5,198
5.58% (1 Month Term SOFR + 1.95%, 1.95% Floor), 01/15/2039, Series 2022-MINI, Class D (1)(2)		1,120	1,119
Stratton Mortgage Funding 2024-1 Plc
4.90% (Sterling Overnight Index Average + 1.15%), 06/20/2060, Series 2024-1A, Class A (1)(2)	GBP	25,852	34,333
5.50% (Sterling Overnight Index Average + 1.75%), 06/20/2060, Series 2024-1A, Class B (1)(2)		19,600	26,053
STWD 2021-LIH Mortgage Trust
5.70% (1 Month Term SOFR + 2.07%, 1.96% Floor), 11/15/2036, Series 2021-LIH, Class C (1)(2)		$16,200	16,180
6.64% (1 Month Term SOFR + 3.02%, 2.90% Floor), 11/15/2036, Series 2021-LIH, Class E (1)(2)		6,877	6,868

The accompanying notes are an integral part of these financial statements.

212

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
TCO Commercial Mortgage Trust 2024-DPM
4.87% (1 Month Term SOFR + 1.24%, 1.24% Floor), 12/15/2039, Series 2024-DPM, Class A (1)(2)		$4,100	$4,101
Towd Point Mortgage Funding 2024 – Granite 6 Plc
4.67% (Sterling Overnight Index Average + 0.93%), 07/20/2053, Series 2024-GR6A, Class A1 (1)(2)	GBP	20,129	26,708
Towd Point Mortgage Trust 2015-5
3.96%, 05/25/2055, Series 2015-5, Class B2 (1)(4)		$10,000	9,640
Towd Point Mortgage Trust 2017-3
3.00%, 07/25/2057, Series 2017-3, Class A2 (1)(4)		111	110
3.80%, 07/25/2057, Series 2017-3, Class B2 (1)(4)		2,900	2,582
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057, Series 2017-4, Class M2 (1)(4)		3,873	3,421
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058, Series 2018-3, Class A1 (1)(4)		446	438
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058, Series 2018-5, Class M1 (1)(4)		2,250	1,900
3.25%, 07/25/2058, Series 2018-5, Class A1 (1)(4)		5,289	5,077
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1 (1)(4)		1,036	1,003
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058, Series 2019-2, Class M1 (1)(4)		9,810	8,524
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059, Series 2019-4, Class A1 (1)(4)		29,426	28,158
3.50%, 10/25/2059, Series 2019-4, Class M1 (1)(4)		1,155	1,009
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A (1)(4)		9,330	9,138
Towd Point Mortgage Trust 2022-SJ1
4.50%, 03/25/2062, Series 2022-SJ1, Class M1 (1)(4)		21,089	20,436
Towd Point Mortgage Trust 2024-3
4.96%, 07/25/2065, Series 2024-3, Class A1A (1)(4)		5,583	5,582
Towd Point Mortgage Trust 2024-4
4.55%, 10/27/2064, Series 2024-4, Class A1A (1)(4)		13,701	13,660
Tower Bridge Funding 2024-2 Plc
4.63% (Sterling Overnight Index Average + 0.88%), 05/20/2066, Series 2024-2A, Class A (1)(2)	GBP	1,630	2,163
Trinity Square 2021-1 Plc
4.65% (Sterling Overnight Index Average + 0.90%), 07/15/2059, Series 2021-1A, Class AR (1)(2)		1,365	1,812
TVC Mortgage Trust 2024-RRTL1
5.55%, 07/25/2039, Series 2024-RRTL1, Class A1 (1)(3)		$12,455	12,470
TVC Mortgage Trust 2026-RRTL1
4.96%, 02/25/2041, Series 2026-RRTL1, Class A1 (1)(3)		2,840	2,807
Uropa Securities Plc
2.36% (3 Month €STR + 0.20%), 10/10/2040, Series 2007-1, Class A3B (2)	EUR	372	422
Valley Funding Plc
0.00%, 05/16/2066, Series 1A, Class RC (1)	GBP	9	209
0.00%, 05/16/2066, Series 1A, Class R (1)		247	310
0.00%, 05/16/2066, Series 1A, Class Z (1)		7,993	9,280
4.75% (Sterling Overnight Index Average + 1.00%), 05/16/2066, Series 1A, Class A (1)(2)		36,528	48,460
5.25% (Sterling Overnight Index Average + 1.50%), 05/16/2066, Series 1A, Class B (1)(2)		5,135	6,827
5.75% (Sterling Overnight Index Average + 2.00%), 05/16/2066, Series 1A, Class C (1)(2)		5,358	7,126
6.75% (Sterling Overnight Index Average + 3.00%), 05/16/2066, Series 1A, Class D (1)(2)		2,768	3,685
7.75% (Sterling Overnight Index Average + 4.00%), 05/16/2066, Series 1A, Class E (1)(2)		1,786	2,378
9.25% (Sterling Overnight Index Average + 5.50%), 05/16/2066, Series 1A, Class F (1)(2)		982	1,308
VASA Trust 2021-VASA
4.99% (1 Month Term SOFR + 1.36%, 1.25% Floor), 07/15/2039, Series 2021-VASA, Class B (1)(2)		$14,000	13,510
5.49% (1 Month Term SOFR + 1.86%, 1.75% Floor), 07/15/2039, Series 2021-VASA, Class C (1)(2)		12,000	11,280
Verus Securitization Trust 2021-3
1.05%, 06/25/2066, Series 2021-3, Class A1 (1)(4)		5,043	4,436
Verus Securitization Trust 2021-5
1.01%, 09/25/2066, Series 2021-5, Class A1 (1)(4)		16,649	14,296

The accompanying notes are an integral part of these financial statements.

213

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 43.52% – (continued)
Verus Securitization Trust 2021-7
2.83%, 10/25/2066, Series 2021-7, Class A1 (1)(3)	$7,093	$6,463
Verus Securitization Trust 2022-2
4.26%, 02/25/2067, Series 2022-2, Class A2 (1)(3)	20,594	19,541
4.26%, 02/25/2067, Series 2022-2, Class A1 (1)(3)	38,600	37,008
Verus Securitization Trust 2022-3
5.13%, 02/25/2067, Series 2022-3, Class A1 (1)(3)	15,347	14,602
Verus Securitization Trust 2023-7
7.07%, 10/25/2068, Series 2023-7, Class A1 (1)(3)	7,355	7,374
Verus Securitization Trust 2024-3
6.34%, 04/25/2069, Series 2024-3, Class A1 (1)(3)	3,046	3,061
Verus Securitization Trust 2024-8
5.36%, 10/25/2069, Series 2024-8, Class A1 (1)(4)	2,904	2,903
Verus Securitization Trust 2024-INV1
6.12%, 03/25/2069, Series 2024-INV1, Class A1 (1)(3)	8,518	8,547
Verus Securitization Trust 2024-R1
5.22%, 09/25/2069, Series 2024-R1, Class A1 (1)(4)	4,722	4,712
VTR Commercial Mortgage Trust 2025-STEM
6.06%, 10/13/2039, Series 2025-STEM, Class C (1)(4)	13,945	13,729
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
4.40% (1 Month Term SOFR + 0.75%, 0.64% Floor, 10.50% Cap), 08/25/2045, Series 2005-AR11, Class A1A (2)	800	762
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
4.34% (1 Month Term SOFR + 0.69%, 0.58% Floor, 10.50% Cap), 10/25/2045, Series 2005-AR13, Class A1A1 (2)	1,108	1,079
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
4.28% (1 Month Term SOFR + 0.63%, 0.52% Floor, 10.50% Cap), 11/25/2045, Series 2005-AR15, Class A1A1 (2)	2,243	2,126
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
4.42% (1 Month Term SOFR + 0.77%, 0.66% Floor, 10.50% Cap), 01/25/2045, Series 2005-AR2, Class 1A1A (2)	2,318	2,275
WaMu Mortgage Pass-Through Certificates Series 2006-AR1 Trust
4.81% (12 Month U.S. Treasury Average + 1.07%, 1.07% Floor), 01/25/2046, Series 2006-AR1, Class 2A1A (2)	13,644	13,339
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
4.49% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047, Series 2007-OA5, Class 1A (2)	6,675	5,773
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037, Series 2007-2, Class 2A1	3,521	3,457
Wells Fargo Commercial Mortgage Trust 2016-C36
3.42%, 11/15/2059, Series 2016-C36, Class AS	4,341	4,266
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053, Series 2020-C55, Class A5	5,200	4,839
Wells Fargo Commercial Mortgage Trust 2024-SVEN
6.47%, 06/10/2037, Series 2024-SVEN, Class B (1)(4)	11,010	11,152
WFRBS Commercial Mortgage Trust 2013-C15
4.29%, 08/15/2046, Series 2013-C15, Class B (4)	1,261	1,233
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047, Series 2014-C20, Class B	1,476	1,277

Total Mortgage-Backed Obligations (Cost: $21,211,015)		20,968,762

Total Bonds & Notes (Cost: $53,822,266)		53,228,105

The accompanying notes are an integral part of these financial statements.

214

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
BANK LOANS – 1.04%
1011778 BC ULC
5.39% (CME Term SOFR + 1.75%), 09/20/2030 (2)		$1,401	$1,398
ABG Intermediate Holdings 2 LLC
5.89% (CME Term SOFR + 2.25%), 12/21/2028 (2)		1,158	1,158
Abilene DC 4 LLC
5.32% (CME Term SOFR + 2.25%), 06/09/2028 (2)(5)		27,726	27,725
Abilene DC 5 LLC
4.85% (CME Term SOFR + 2.25%), 06/09/2028 (2)(5)		24,522	24,522
Abilene DC 7 LLC
4.30% (CME Term SOFR + 2.25%), 06/09/2028 (2)(5)		21,899	21,899
Action Environmental Group, Inc.
6.73% (CME Term SOFR + 3.00%), 10/24/2030 (2)		902	890
ADMI Corp.
7.13% (CME Term SOFR + 3.38%), 12/23/2027 (2)		695	619
Advantage Sales & Marketing, Inc.
9.93% (CME Term SOFR + 6.00%), 04/19/2030 (2)		1,338	1,191
AI Mansart Bidco S.C.S.
8.99% (CME Term SOFR + 5.25%), 09/13/2028 (2)(5)		344	337
Albion Financing 3 Sarl
6.63% (CME Term SOFR + 3.00%), 05/21/2031 (2)		1,485	1,486
Alpha Generation LLC
5.39% (CME Term SOFR + 1.75%), 09/30/2031 (2)		2,591	2,565
Altice Financing SA
8.67% (CME Term SOFR + 5.00%), 10/31/2027 (2)		631	472
Altice France SA
9.08% (€STR + 6.88%), 05/30/2031 (2)	EUR	75	87
10.55% (CME Term SOFR + 6.88%), 05/31/2031 (2)		$37,396	38,105
AmSpec Parent LLC
6.73% (CME Term SOFR + 3.00%), 12/22/2031 (2)		1,884	1,885
Arches Buyer, Inc.
6.99% (CME Term SOFR + 3.25%), 12/06/2027 (2)		248	247
Archroma Finance Sarl
9.19% (CME Term SOFR + 5.50%), 06/30/2030 (2)		543	490
Arcwood Environmental, Inc.
6.64% (CME Term SOFR + 3.00%), 04/01/2033 (2)		997	1,000
Arterra Wines Canada, Inc.
7.49% (CME Term SOFR + 3.50%), 11/24/2027 (2)		1,780	1,765
Avolon TLB Borrower 1 LLC
5.39% (CME Term SOFR + 1.75%), 06/22/2030 (2)		5,539	5,536
Bach Finance Ltd.
5.92% (CME Term SOFR + 2.25%), 01/09/2032 (2)		924	920
Balcan Innovations, Inc.
8.41% (CME Term SOFR + 4.75%), 10/20/2031 (2)		925	742
Barracuda Parent LLC
8.16% (CME Term SOFR + 4.50%), 08/15/2029 (2)		708	478
BCPE Empire Holdings, Inc.
6.89% (CME Term SOFR + 3.25%), 12/11/2030 (2)		325	321
7.14% (CME Term SOFR + 3.50%), 12/29/2032 (2)		4,382	4,323
BCPE North Star U.S. Holdco 2, Inc.
7.76% (CME Term SOFR + 4.00%), 06/09/2028 (2)		1,519	1,523
BioMarin Pharmaceutical, Inc.
(CME Term SOFR + 1.75%), 04/27/2033 (16)		1,550	1,549
Blackhawk Network Holdings, Inc.
7.14% (CME Term SOFR + 3.50%), 03/12/2029 (2)		1,386	1,379
Boxer Parent Co., Inc.
6.42% (CME Term SOFR + 2.75%), 07/30/2031 (2)		296	266
BW Gas & Convenience Holdings LLC
7.26% (CME Term SOFR + 3.50%), 03/31/2028 (2)		496	497
C&S Wholesale Grocers LLC
8.73% (CME Term SOFR + 5.00%), 09/20/2030 (2)		2,378	2,280
Caesars Entertainment, Inc.
5.74% (CME Term SOFR + 2.00%), 01/31/2028 (2)		591	584

The accompanying notes are an integral part of these financial statements.

215

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
BANK LOANS – 1.04% – (continued)
Cast & Crew LLC
7.41% (CME Term SOFR + 3.75%), 12/29/2028 (2)		$3,259	$1,218
Celsius, Inc.
5.98% (CME Term SOFR + 2.25%), 04/01/2032 (2)		935	940
Charter Communications Operating LLC
5.94% (CME Term SOFR + 2.25%), 12/15/2031 (2)		5,752	5,660
City Football Group Ltd.
6.93% (CME Term SOFR + 3.00%), 07/18/2030 (2)		2,343	2,331
Cleanova U.S. Holdings LLC
8.41% (CME Term SOFR + 4.75%), 05/22/2032 (2)		1,542	1,516
Cloud Software Group, Inc.
6.98% (CME Term SOFR + 3.25%), 03/21/2031 (2)		1,126	983
Cloudera, Inc.
7.49% (CME Term SOFR + 3.75%), 10/08/2028 (2)		2,417	1,864
Clydesdale Acquisition Holdings, Inc.
6.82% (CME Term SOFR + 3.18%), 04/13/2029 (2)		1,100	1,079
CPI Buyer LLC
7.69% (CME Term SOFR + 4.00%), 05/14/2032 (2)		549	542
Darktrace Finco U.S. LLC
6.93% (CME Term SOFR + 3.25%), 10/09/2031 (2)		1,535	1,396
Dave & Buster’s, Inc.
6.94% (CME Term SOFR + 3.25%), 11/01/2031 (2)		1,512	1,221
Delivery Hero SE
8.64% (CME Term SOFR + 5.00%), 12/12/2029 (2)		3,492	3,503
Dermatology Intermediate Holdings III, Inc.
7.91% (CME Term SOFR + 4.25%), 03/30/2029 (2)		3,225	3,129
Discovery Global Holdings, Inc.
6.14% (CME Term SOFR + 2.50%), 06/03/2033 (2)		45,295	45,290
DraftKings, Inc.
5.37% (CME Term SOFR + 1.75%), 03/04/2032 (2)		1,752	1,748
DTI Holdco, Inc.
7.64% (CME Term SOFR + 4.00%), 04/26/2029 (2)		1,818	1,650
EagleView Technology Corp.
9.23% (CME Term SOFR + 5.50%), 08/14/2028 (2)		5	5
Element Materials Technology Group U.S. Holdings, Inc.
7.23% (CME Term SOFR + 3.50%), 07/06/2029 (2)		296	297
Entain Plc
5.98% (CME Term SOFR + 2.25%), 07/31/2032 (2)		3,387	3,382
Envalior Finance GmbH
7.65% (€STR + 5.50%), 03/29/2030 (2)	EUR	4,100	4,317
9.16% (CME Term SOFR + 5.50%), 03/29/2030 (2)		$7,937	6,860
EOC Borrower LLC
7.39% (CME Term SOFR + 3.75%), 03/24/2028 (2)		227	227
First Eagle Holdings, Inc.
7.23% (CME Term SOFR + 3.50%), 08/16/2032 (2)		1,854	1,851
Flutter Entertainment Plc
5.48% (CME Term SOFR + 1.75%), 11/30/2030 (2)		1,751	1,733
Genesys Cloud Services Holdings I LLC
6.14% (CME Term SOFR + 2.50%), 01/30/2032 (2)		381	364
GIH Borrower LLC
6.23% (CME Term SOFR + 2.50%), 11/26/2031 (2)		633	632
Gogo Intermediate Holdings LLC
7.51% (CME Term SOFR + 3.75%), 04/30/2028 (2)		1,176	1,082
Great Canadian Gaming Corp.
8.43% (CME Term SOFR + 4.75%), 11/01/2029 (2)		2,314	2,276
HDI Aerospace Intermediate Holding III Corp.
6.92% (CME Term SOFR + 3.25%), 02/11/2032 (2)		936	937
Healthpeak OP LLC
4.47% (CME Term SOFR + 0.85%), 03/01/2029 (2)		6,901	6,746
4.48% (CME Term SOFR + 0.84%), 02/22/2027 (2)		3,419	3,368
4.48% (CME Term SOFR + 0.84%), 08/20/2027 (2)		3,419	3,368
Heartland Dental LLC
7.14% (CME Term SOFR + 3.50%), 08/07/2032 (2)		2,153	2,153

The accompanying notes are an integral part of these financial statements.

216

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
BANK LOANS – 1.04% – (continued)
Hilton Domestic Operating Co., Inc.
5.40% (CME Term SOFR + 1.75%), 11/08/2030 (2)		$6,280	$6,289
Hilton Garden Inn Waikiki
6.92% (CME Term SOFR + 3.30%), 05/31/2029 (2)(5)		4,549	4,533
Hologic, Inc.
5.99% (CME Term SOFR + 2.25%), 04/07/2033 (2)		1,350	1,320
Ingenovis Health, Inc.
8.91% (CME Term SOFR + 5.25%), 05/27/2032 (2)		636	444
Invitation Homes OP LP
4.49% (CME Term SOFR + 0.85%), 09/09/2028 (2)		10,003	9,803
Iqvia, Inc.
5.48% (CME Term SOFR + 1.75%), 01/02/2031 (2)		2,086	2,087
ITG Communications LLC
8.39% (CME Term SOFR + 4.75%), 07/09/2031 (2)		1,631	1,602
Jane Street Group LLC
5.67% (CME Term SOFR + 2.00%), 12/15/2031 (2)		4,427	4,383
Jazz Pharmaceuticals, Inc.
5.89% (CME Term SOFR + 2.25%), 05/05/2028 (2)		1,385	1,388
Kelso Industries LLC
9.42% (CME Term SOFR + 5.75%), 12/30/2029 (2)		1,323	1,290
Kenan Advantage Group, Inc.
6.89% (CME Term SOFR + 3.25%), 01/25/2029 (2)		1,245	1,246
KFC Holding Co.
5.50% (CME Term SOFR + 1.75%), 03/15/2028 (2)		1,108	1,109
KUEHG Corp.
6.48% (CME Term SOFR + 2.75%), 06/12/2030 (2)		727	699
Lavender Dutch BorrowerCo BV
6.98% (CME Term SOFR + 3.25%), 12/30/2032 (2)		1,846	1,826
Lealand Finance Co. BV
4.76% (CME Term SOFR + 1.00%), 12/30/2027 (2)		737	699
6.76% (CME Term SOFR + 3.00%), 06/30/2027 (2)		149	141
LSF12 Crown U.S. Commercial Bidco LLC
6.62% (CME Term SOFR + 3.00%), 12/02/2031 (2)		955	957
LSF12 Helix Parent LLC
(CME Term SOFR + 3.50%), 02/10/2033 (16)		2,237	2,193
McAfee Corp.
6.64% (CME Term SOFR + 3.00%), 03/01/2029 (2)		1,255	1,111
Mediapro
8.04% (€STR + 5.75%), 08/14/2029 (2)	EUR	8,100	9,348
Mercury Aggregator LP
02/03/2026 (5)(11)(16)		$645	–
02/03/2026 (5)(11)(16)		1,197	–
MH Sub I LLC
7.89% (CME Term SOFR + 4.25%), 05/03/2028 (2)		1,409	1,368
7.89% (CME Term SOFR + 4.25%), 12/31/2031 (2)		310	268
Michaels Companies, Inc.
8.73% (CME Term SOFR + 5.00%), 02/18/2033 (2)		3,900	3,877
ModivCare Buyer LLC
8.73% (CME Term SOFR + 5.00%), 12/01/2030 (2)		3,339	2,799
Naked Juice LLC
7.08% (CME Term SOFR + 3.25%), 01/24/2029 (2)		1,566	1,039
9.23% (CME Term SOFR + 5.50%), 01/24/2029 (2)		6,704	6,791
Neogen Food Safety Corp.
(CME Term SOFR + 1.75%), 04/04/2030 (16)		3,004	2,970
Oak-Eagle Acquireco, Inc.
(CME Term SOFR + 3.50%), 03/24/2033 (16)		519	520
Opal Holdco 4 SAS.
6.23% (CME Term SOFR + 2.50%), 04/28/2032 (2)		1,088	1,086
Peer Holding III BV
5.98% (CME Term SOFR + 2.25%), 09/25/2032 (2)		2,319	2,318
6.23% (CME Term SOFR + 2.50%), 07/01/2031 (2)		2,492	2,495
Pelican Products, Inc.
8.24% (CME Term SOFR + 4.25%), 12/29/2028 (2)		2,455	2,345

The accompanying notes are an integral part of these financial statements.

217

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
BANK LOANS – 1.04% – (continued)
Peraton Corp.
7.51% (CME Term SOFR + 3.75%), 02/01/2028 (2)		$1,504	$1,354
Perrigo Co. Plc
(CME Term SOFR + 2.00%), 04/20/2029 (16)		1,606	1,599
Pioneer Opco LLC
6.89% (CME Term SOFR + 3.25%), 05/15/2033 (2)		933	936
Plano Holdco, Inc.
7.23% (CME Term SOFR + 3.50%), 10/02/2031 (2)		444	347
Planview Parent, Inc.
7.23% (CME Term SOFR + 3.50%), 12/17/2027 (2)		4,057	3,467
Polaris Newco LLC
6.15% (€STR + 4.00%), 06/02/2028 (2)	EUR	5,774	5,698
Poseidon Bidco SAS.
(€STR + 5.00%), 03/13/2030 (16)		15,000	4,499
Potomac Energy Center LLC
6.41% (CME Term SOFR + 2.75%), 08/05/2032 (2)		$674	673
Primo Brands Corp.
6.48% (CME Term SOFR + 2.75%), 03/31/2031 (2)		776	779
Priority Holdings LLC
7.39% (CME Term SOFR + 3.75%), 07/23/2032 (2)		2,194	2,154
Project Alpha Intermediate Holding, Inc.
6.98% (CME Term SOFR + 3.25%), 10/26/2030 (2)		4,312	3,103
Quartz AcquireCo LLC
5.98% (CME Term SOFR + 2.25%), 06/28/2030 (2)		1,848	1,540
QuidelOrtho Corp.
6.14% (CME Term SOFR + 2.50%), 08/21/2030 (2)		1,595	1,547
7.64% (CME Term SOFR + 4.00%), 08/20/2032 (2)		903	887
Raising Canes Restaurants LLC
(CME Term SOFR + 2.00%), 11/03/2032 (16)		1,567	1,559
Red Ventures LLC
6.39% (CME Term SOFR + 2.75%), 03/04/2030 (2)		1,431	1,321
Renaissance Holding Corp.
7.66% (CME Term SOFR + 4.00%), 04/05/2030 (2)		3,448	2,720
Republic of Panama
(€STR + 1.75%), 03/05/2027 (5)(16)	EUR	28,600	32,901
Research Now Group LLC
8.90% (CME Term SOFR + 5.00%), 07/15/2028 (2)		$275	259
Secretariat Advisors LLC
7.73% (CME Term SOFR + 4.00%), 02/28/2032 (2)		841	823
Showtime Acquisition LLC
8.39% (CME Term SOFR + 4.75%), 08/16/2031 (2)		1,273	1,259
Sophos Holdings Sarl
7.26% (CME Term SOFR + 3.50%), 03/05/2027 (2)		2,095	1,939
South Field Energy LLC
6.73% (CME Term SOFR + 3.00%), 08/29/2031 (2)		44	44
6.73% (CME Term SOFR + 3.00%), 08/29/2031 (2)		672	671
SPLAT Super HoldCo LLC
8.64% (CME Term SOFR + 5.00%), 06/25/2032 (2)		1,175	1,093
Star Parent, Inc.
7.73% (CME Term SOFR + 4.00%), 09/27/2030 (2)		504	505
Station Casinos LLC
5.64% (CME Term SOFR + 2.00%), 03/14/2031 (2)		621	621
Stubhub Holdco Sub LLC
8.39% (CME Term SOFR + 4.75%), 03/15/2030 (2)		1,112	1,118
SVF II Finco LP
7.38% (CME Term SOFR + 3.65%), 04/25/2029 (2)(5)		2,481	2,526
7.38% (CME Term SOFR + 3.65%), 04/25/2029 (2)(5)		19,388	19,735
Syniverse Holdings LLC
10.73% (CME Term SOFR + 7.00%), 05/13/2027 (2)		280	239
Talen Energy Supply LLC
5.39% (CME Term SOFR + 1.75%), 12/15/2031 (2)		1,370	1,362
TCP Sunbelt Acquisition Co.
7.92% (CME Term SOFR + 4.25%), 10/24/2031 (2)		2,391	2,385

The accompanying notes are an integral part of these financial statements.

218

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BANK LOANS – 1.04% – (continued)
TKO Worldwide Holdings LLC
5.41% (CME Term SOFR + 1.75%), 11/21/2031 (2)	$1,710	$1,703
TransDigm, Inc.
5.89% (CME Term SOFR + 2.25%), 03/22/2030 (2)	2,019	2,020
6.14% (CME Term SOFR + 2.50%), 02/28/2031 (2)	36,609	36,613
6.14% (CME Term SOFR + 2.50%), 08/19/2032 (2)	2,166	2,166
TripAdvisor, Inc.
6.39% (CME Term SOFR + 2.75%), 07/08/2031 (2)	1,104	1,054
TTF Lower Intermediate LLC
7.38% (CME Term SOFR + 3.75%), 07/18/2031 (2)	2,604	1,897
U.S. Renal Care, Inc.
8.76% (CME Term SOFR + 5.00%), 06/28/2028 (2)	929	911
United Natural Foods, Inc.
7.64% (CME Term SOFR + 4.00%), 05/01/2031 (2)	1,275	1,284
Virgin Media Bristol LLC
6.97% (CME Term SOFR + 3.18%), 03/31/2031 (2)	2,894	2,557
Voyager Parent LLC
7.98% (CME Term SOFR + 4.25%), 07/01/2032 (2)	2,317	2,316
WEC U.S. Holdings, Inc.
5.62% (CME Term SOFR + 2.00%), 01/27/2031 (2)	1,156	1,155
Xerox Corp.
7.66% (CME Term SOFR + 4.00%), 11/19/2029 (2)	4,090	3,119
Zayo Group Holdings, Inc.
6.76% (CME Term SOFR + 3.00%), 03/30/2030 (2)	579	578

Total Bank Loans (Cost: $515,350)		501,287

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.03%
Communications – 0.02%
Clear Channel Outdoor Holdings, Inc. – Class A (10)	2,065	$4,997
iHeartMedia, Inc. – Class A (10)	440	1,886
iHeartMedia, Inc. – Class B (5)(10)	365	1,411

Total Communications		8,294

Consumer, Non-cyclical – 0.00% (12)
XBP Global Holdings, Inc. (10)	2	4

Total Consumer, Non-cyclical		4

Financials – 0.00% (12)
Altice France SA (10)	11	223
Country Garden Holdings Co. Ltd. (10)	193	4
Uniti Group, Inc. (5)(10)	11	117

Total Financials		344

Healthcare – 0.01%
AmSurg Escrow (5)(10)(11)	91	—
ModivCare Topco LLC (10)	532	2,727

Total Healthcare		2,727

Industrials – 0.00% (12)
Ardagh Holdings SA (10)	397	2,384

Total Industrials		2,384

Total Common Stocks (Cost: $38,266)		13,753

The accompanying notes are an integral part of these financial statements.

219

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
CONVERTIBLE PREFERRED STOCKS – 0.04%
Basic Materials – 0.00% (12)
Albemarle Corp., 7.25%	7	$368

Total Basic Materials		368

Communications – 0.04%
Alphabet, Inc., 6.25% (10)	160	8,142
Alphabet, Inc., 6.25% (10)	186	9,346

Total Communications		17,488

Technology – 0.00% (12)
Oracle Corp., 6.50%	6	249

Total Technology		249

Utilities – 0.00% (12)
PG&E Corp., 6.00%	13	532

Total Utilities		532

Total Convertible Preferred Stocks (Cost: $18,569)		18,637

PREFERRED STOCKS – 0.00% (12)
Financials – 0.00% (12)
Uniti Group, Inc., 0.00% (5)(11)	0	72

Total Financials		72

Total Preferred Stocks (Cost: $72)		72

RIGHTS – 0.00% (12)
Technology – 0.00% (12)
SES SA, expires 12/31/2049 (10)	159	2,350

Total Technology		2,350

Total Rights (Cost: $0)		2,350

WARRANTS – 0.00% (12)
Financials – 0.00% (12)
Uniti Group, Inc., expires 08/01/2035(5)(10)	2	23

Total Financials		23

Total Warrants (Cost: $13)		23

SHORT-TERM INVESTMENTS – 7.42%
Money Market Funds – 1.68%
Fidelity Institutional Money Market Government Portfolio – Class I, 3.57% (17)	808,510	808,510

Total Money Market Funds (Cost: $808,510)		808,510

	Principal Amount (000s)	Value (000s)
Convertible Securities – 0.00% (12)
Shimao Group Holdings Ltd., 0.00%, 07/21/2026 (1)	$10,476	183

Total Convertible Securities (Cost: $9,938)		183

The accompanying notes are an integral part of these financial statements.

220

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Government Related – 0.86%
Egypt Treasury Bills, 24.62%, 11/10/2026	EGP	689,125	$12,926
Federal Home Loan Bank Discount Notes, 3.67%, 12/28/2026		$100,000	98,097
Federal Home Loan Bank Discount Notes, 3.72%, 12/24/2026		213,515	209,541
Nigeria OMO Bill, 20.82%, 09/08/2026	NGN	16,750,000	11,682
South Africa Treasury Bill, 7.05%, 01/27/2027	ZAR	317,220	18,594
Government Related – 0.86% – (continued)
South Africa Treasury Bill, 7.20%, 10/28/2026	ZAR	47,230	2,819
South Africa Treasury Bill, 7.30%, 08/19/2026		156,300	9,454
South Africa Treasury Bill, 7.30%, 11/18/2026		272,100	16,172
South Africa Treasury Bill, 7.41%, 08/05/2026		219,700	13,325
South Africa Treasury Bill, 7.42%, 11/04/2026		5,100	304
South Africa Treasury Bill, 7.42%, 07/22/2026		317,100	19,283

Total Government Related (Cost: $409,220)			412,197

Corporate Bonds – 0.01%
Communications – 0.00% (12)
Discovery Global Holdings, Inc.
3.76%, 03/15/2027		$1,200	1,189

Total Communications			1,189

Financials – 0.00% (12)
Kona Spc Ltd.
5.72% (1 Year €STR + 3.55%), 09/15/2026 (1)		1,900	2,181

Total Financials			2,181

Government – 0.01%
European Bank for Reconstruction & Development
15.00%, 06/22/2027		1,360,000	2,833

Total Government			2,833

Total Corporate Bonds (Cost: $6,186)			6,203

Commercial Paper – 2.89%
Alimentation Couche-Tard, Inc., 4.02%, 07/17/2026 (1)		7,000	6,987
Alimentation Couche-Tard, Inc., 4.02%, 07/14/2026 (1)		14,700	14,677
Alimentation Couche-Tard, Inc., 4.07%, 07/13/2026 (1)		8,500	8,488
Alliant Energy Corp., 3.83%, 07/01/2026 (1)		5,300	5,299
Amdocs Capital Solutions Ltd., 4.04%, 07/06/2026 (1)		4,300	4,297
Amdocs Capital Solutions Ltd., 4.05%, 07/08/2026 (1)		4,300	4,296
Amdocs Ltd., 4.04%, 07/15/2026		5,500	5,491
Amdocs Ltd., 4.04%, 07/16/2026		5,300	5,292
American Electric Power Co., Inc., 4.02%, 07/24/2026 (1)		5,500	5,485
AMETEK, Inc., 4.03%, 07/20/2026 (1)		19,200	19,158
AMETEK, Inc., 4.03%, 07/23/2026 (1)		6,800	6,783
AMETEK, Inc., 4.05%, 07/07/2026 (1)		8,800	8,793
AMETEK, Inc., 4.13%, 08/10/2026 (1)		6,800	6,769
Aon Corp., 4.01%, 07/22/2026		2,200	2,195
Autoliv, Inc., 4.10%, 08/25/2026 (1)		1,900	1,888
AutoNation, 4.05%, 07/01/2026		5,100	5,099
Bacardi-Martini BV, 4.37%, 07/23/2026 (1)		2,500	2,493
Bacardi-Martini BV, 4.45%, 08/06/2026 (1)		500	498
Banco de Credito e Inversiones SA/Miami FL, 4.03%, 08/24/2026 (1)		9,100	9,044
Banco de Credito e Inversiones SA/Miami FL, 4.06%, 08/20/2026 (1)		8,400	8,352
Banco de Credito e Inversiones SA/Miami FL, 4.09%, 09/03/2026 (1)		17,400	17,272
Banco Itau Chile/New York, 4.12%, 10/06/2026		6,100	6,032

The accompanying notes are an integral part of these financial statements.

221

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Commercial Paper – 2.89% – (continued)
Boston Properties LP, 4.08%, 08/26/2026 (1)	2,600	$2,583
Boston Scientific Corp., 4.02%, 08/04/2026 (1)	1,000	996
Boston Scientific Corp., 4.02%, 07/01/2026 (1)	1,700	1,700
Boston Scientific Corp., 4.03%, 07/06/2026 (1)	2,100	2,099
Boston Scientific Corp., 4.05%, 07/07/2026 (1)	6,600	6,595
Brookfield Corp., 4.02%, 07/30/2026	1,700	1,694
Brookfield Corp., 4.03%, 07/29/2026	8,900	8,871
Brookfield Corp., 4.05%, 07/31/2026	8,500	8,470
Campbell’s Co., 4.23%, 09/09/2026 (1)	1,100	1,091
Campbell’s Co., 4.33%, 09/28/2026 (1)	1,800	1,781
Campbell’s Co., 4.33%, 09/30/2026 (1)	1,600	1,583
CBRE Services, Inc., 4.03%, 07/27/2026 (1)	5,900	5,882
CBRE Services, Inc., 4.03%, 07/28/2026 (1)	5,600	5,583
CBRE Services, Inc., 4.04%, 07/24/2026 (1)	2,700	2,693
CBRE Services, Inc., 4.06%, 07/15/2026 (1)	18,700	18,669
CBRE Services, Inc., 4.06%, 07/17/2026 (1)	25,700	25,652
Charles Schwab & Co. Inc., 4.05%, 09/26/2026	9,100	9,010
Clorox Co., 4.06%, 09/09/2026 (1)	8,800	8,729
Clorox Co., 4.12%, 07/07/2026 (1)	2,300	2,298
Clorox Co., 4.13%, 07/13/2026 (1)	2,500	2,496
Columbia Pipelines Holding Co. LLC, 4.12%, 07/28/2026 (1)	4,300	4,287
Constellation Energy Generation LLC, 4.01%, 07/20/2026 (1)	300	299
Constellation Energy Generation LLC, 4.06%, 07/28/2026 (1)	9,900	9,865
Constellation Energy Generation LLC, 4.06%, 07/30/2026 (1)	2,100	2,092
Constellation Energy Generation LLC, 4.09%, 07/07/2026 (1)	11,100	11,090
Constellation Energy Generation LLC, 4.13%, 07/01/2026 (1)	19,600	19,598
Constellation Energy Generation LLC, 4.14%, 08/06/2026 (1)	10,800	10,750
Constellation Energy Generation LLC, 4.14%, 08/03/2026 (1)	29,900	29,772
Constellation Energy Generation LLC, 4.15%, 08/04/2026 (1)	9,800	9,757
Constellation Energy Generation LLC, 4.16%, 08/05/2026 (1)	10,700	10,651
Constellation Energy Generation LLC, 4.18%, 07/02/2026 (1)	15,300	15,296
CRH America Finance, Inc., 4.03%, 07/30/2026 (1)	1,600	1,595
CRH America Finance, Inc., 4.05%, 08/10/2026 (1)	4,300	4,280
CRH America Finance, Inc., 4.08%, 09/04/2026 (1)	2,000	1,985
Eaton Capital ULC, 4.03%, 07/08/2026 (1)	8,600	8,593
eBay, Inc., 4.11%, 08/24/2026 (1)	7,300	7,255
eBay, Inc., 4.11%, 08/25/2026 (1)	5,700	5,664
EIDP, Inc., 4.09%, 07/20/2026 (1)	2,200	2,195
EIDP, Inc., 4.21%, 07/07/2026 (1)	4,700	4,696
Enbridge U.S., Inc., 4.01%, 07/17/2026 (1)	8,900	8,883
Enbridge U.S., Inc., 4.07%, 08/17/2026 (1)	9,100	9,051
Enbridge U.S., Inc., 4.07%, 08/18/2026 (1)	16,200	16,111
Enbridge U.S., Inc., 4.08%, 09/16/2026 (1)	20,100	19,923
Entergy Corp., 4.09%, 08/27/2026 (1)	300	298
Entergy Corp., 4.09%, 08/28/2026 (1)	4,200	4,172
Entergy Corp., 4.09%, 09/11/2026 (1)	4,200	4,165
Entergy Corp., 4.09%, 09/01/2026 (1)	2,400	2,383
Entergy Corp., 4.10%, 08/12/2026 (1)	600	597
Entergy Corp., 4.10%, 08/18/2026 (1)	4,700	4,674
Entergy Corp., 4.10%, 08/24/2026 (1)	1,200	1,193
Entergy Corp., 4.10%, 09/09/2026 (1)	5,200	5,158
Entergy Corp., 4.10%, 09/10/2026 (1)	5,800	5,753
Entergy Corp., 4.11%, 08/20/2026 (1)	3,800	3,778
Entergy Corp., 4.11%, 08/19/2026 (1)	3,900	3,878
Entergy Corp., 4.11%, 09/08/2026 (1)	2,000	1,984
Entergy Corp., 4.13%, 07/08/2026 (1)	4,100	4,096
Entergy Corp., 4.14%, 07/23/2026 (1)	4,500	4,489

The accompanying notes are an integral part of these financial statements.

222

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Commercial Paper – 2.89% – (continued)
Entergy Corp., 4.16%, 09/03/2026 (1)	300	$298
Equifax, Inc., 4.08%, 07/24/2026 (1)	3,700	3,690
Equifax, Inc., 4.14%, 07/30/2026 (1)	17,900	17,840
ERAC USA Finance LLC, 4.01%, 07/10/2026 (1)	13,700	13,685
Evergy Missouri West, Inc., 4.10%, 07/01/2026 (1)	13,000	12,999
Evergy Missouri West, Inc., 4.24%, 07/07/2026 (1)	2,600	2,598
Evergy Missouri West, Inc., 4.24%, 07/08/2026 (1)	2,500	2,498
Evergy Missouri West, Inc., 4.24%, 07/09/2026 (1)	5,000	4,995
Extra Space Storage LP, 4.00%, 07/09/2026 (1)	3,900	3,896
Extra Space Storage LP, 4.01%, 07/02/2026 (1)	6,100	6,099
Fidelity National Information Services, Inc., 4.01%, 07/15/2026 (1)	9,300	9,285
Fidelity National Information Services, Inc., 4.01%, 07/08/2026 (1)	7,100	7,094
Fidelity National Information Services, Inc., 4.01%, 07/09/2026 (1)	11,800	11,788
Fidelity National Information Services, Inc., 4.01%, 07/10/2026 (1)	10,400	10,389
Fidelity National Information Services, Inc., 4.01%, 07/16/2026 (1)	9,400	9,383
Fidelity National Information Services, Inc., 4.01%, 07/17/2026 (1)	11,200	11,179
Fidelity National Information Services, Inc., 4.01%, 07/07/2026 (1)	17,700	17,687
First Abu Dhabi Bank PJSC, 4.04%, 09/21/2026 (1)	8,800	8,722
Fiserv, Inc., 4.04%, 08/03/2026	4,300	4,284
Fiserv., Inc., 4.01%, 07/27/2026 (1)	1,700	1,695
Givaudan United States, Inc., 4.03%, 07/08/2026 (1)	5,000	4,996
Glencore Funding LLC, 4.05%, 07/08/2026	1,100	1,099
Glencore Funding LLC, 4.06%, 08/06/2026	4,300	4,282
Glencore Funding LLC, 4.08%, 08/04/2026	9,900	9,861
Glencore Funding LLC, 4.09%, 08/10/2026	23,600	23,492
Glencore Funding LLC, 4.09%, 08/11/2026	26,200	26,077
Glencore Funding LLC, 4.17%, 09/17/2026 (1)	48,100	47,669
Global Payments, Inc., 4.22%, 07/01/2026	15,700	15,698
Global Payments, Inc., 4.22%, 07/02/2026	19,100	19,096
Global Payments, Inc., 4.22%, 07/06/2026	7,600	7,595
Haleon UK Capital Plc, 4.13%, 07/10/2026 (1)	8,900	8,890
HCA, Inc., 4.25%, 07/14/2026 (1)	7,900	7,887
HCA, Inc., 4.25%, 07/16/2026 (1)	4,100	4,092
HCA, Inc., 4.25%, 07/17/2026 (1)	9,100	9,082
HCA, Inc., 4.31%, 08/03/2026 (1)	9,100	9,063
HCA, Inc., 4.31%, 08/07/2026 (1)	5,300	5,276
HCA, Inc., 4.32%, 08/11/2026 (1)	7,800	7,760
HCA, Inc., 4.32%, 08/12/2026 (1)	5,500	5,471
HCA, Inc., 4.32%, 08/20/2026 (1)	4,100	4,074
HCA, Inc., 4.33%, 08/17/2026 (1)	10,600	10,538
HCA, Inc., 4.34%, 08/18/2026 (1)	3,200	3,181
HCA, Inc., 4.35%, 09/10/2026 (1)	1,800	1,784
HCA, Inc., 4.36%, 07/27/2026 (1)	29,900	29,803
HCA, Inc., 4.40%, 09/09/2026 (1)	2,000	1,983
Humana, Inc., 3.99%, 07/06/2026 (1)	7,600	7,595
Intesa Sanpaolo Funding LLC, 4.05%, 09/29/2026	10,700	10,586
INTESAFDGLLC, 4.05%, 09/28/2026	5,300	5,244
Jabil, Inc., 4.17%, 07/06/2026 (1)	17,700	17,687
Jabil, Inc., 4.18%, 07/31/2026 (1)	4,700	4,683
Jabil, Inc., 4.18%, 08/07/2026 (1)	10,100	10,054
Jabil, Inc., 4.19%, 08/18/2026 (1)	13,100	13,023
Jones Lang LaSalle, Inc., 4.02%, 07/07/2026	500	500
Jones Lang LaSalle, Inc., 4.08%, 07/09/2026	4,100	4,096
Jones Lang LaSalle, Inc., 4.09%, 07/21/2026	3,500	3,492
Jones Lang LaSalle, Inc., 4.13%, 07/14/2026	6,700	6,690
JTI Financial Services North America LLC, 4.12%, 07/01/2026	2,100	2,100
JTI Financial Services North America LLC, 4.14%, 08/06/2026	12,100	12,054

The accompanying notes are an integral part of these financial statements.

223

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Commercial Paper – 2.89% – (continued)
Keurig Dr Pepper, Inc., 4.26%, 07/09/2026 (1)	1,500	$1,498
Keurig Dr Pepper, Inc., 4.36%, 07/20/2026 (1)	11,100	11,074
Keurig Dr Pepper, Inc., 4.37%, 07/30/2026	6,600	6,576
Keurig Dr Pepper, Inc., 4.37%, 08/05/2026	5,900	5,875
Keurig Dr Pepper, Inc., 4.37%, 07/17/2026 (1)	1,600	1,597
Keurig Dr Pepper, Inc., 4.37%, 07/22/2026 (1)	8,100	8,079
Keurig Dr Pepper, Inc., 4.39%, 07/16/2026 (1)	6,000	5,989
Keurig Dr Pepper, Inc., 4.43%, 07/15/2026 (1)	17,900	17,869
London Stock Exchange Group Plc, 4.04%, 09/01/2026	2,300	2,284
London Stock Exchange Group Plc, 4.05%, 08/17/2026	9,100	9,051
London Stock Exchange Group Plc, 4.06%, 09/02/2026	4,500	4,468
McCormick & Co., Inc., 4.01%, 07/02/2026 (1)	6,993	6,992
McCormick & Co., Inc., 4.01%, 07/06/2026 (1)	4,100	4,097
National Bank of Kuwait, 4.11%, 09/18/2026 (1)	18,000	17,846
NextEra Energy Capital Holdings, Inc., 4.02%, 07/22/2026 (1)	17,400	17,358
Oglethorpe Power Corp., 4.03%, 07/13/2026 (1)	9,000	8,988
Oglethorpe Power Corp., 4.04%, 07/10/2026 (1)	5,541	5,535
Oglethorpe Power Corp., 4.04%, 08/03/2026	1,500	1,495
Oglethorpe Power Corp., 4.07%, 07/07/2026 (1)	10,030	10,023
Oglethorpe Power Corp., 4.08%, 07/28/2026 (1)	5,700	5,683
Oglethorpe Power Corp., 4.08%, 07/27/2026 (1)	14,000	13,960
ONE Gas, Inc., 4.04%, 07/10/2026 (1)	800	799
ONE Gas, Inc., 4.04%, 07/14/2026 (1)	2,000	1,997
ONE Gas, Inc., 4.05%, 07/09/2026 (1)	2,800	2,797
O’Reilly Automotive, Inc., 4.01%, 07/17/2026 (1)	4,800	4,791
O’Reilly Automotive, Inc., 4.02%, 07/20/2026 (1)	2,400	2,395
Penske Truck Leasing Co. LP, 4.09%, 07/29/2026	4,100	4,086
RELX, Inc., 4.01%, 07/27/2026	2,600	2,592
Rogers Communications, Inc., 4.28%, 08/06/2026 (1)	10,000	9,958
Rogers Communications, Inc., 4.29%, 07/30/2026 (1)	2,500	2,491
Southern California Edison Co., 4.39%, 07/13/2026 (1)	2,200	2,197
Southern Co., 4.01%, 07/22/2026 (1)	1,700	1,696
Southern Co., 4.01%, 07/23/2026 (1)	1,700	1,696
Spire, Inc., 4.05%, 07/21/2026 (1)	5,600	5,587
Spire, Inc., 4.06%, 07/29/2026 (1)	1,800	1,794
Tampa Electric Co., 4.04%, 07/13/2026 (1)	1,000	999
Tampa Electric Co., 4.05%, 07/14/2026 (1)	4,300	4,293
Tampa Electric Co., 4.06%, 07/21/2026 (1)	3,400	3,392
Tampa Electric Co., 4.07%, 07/08/2026 (1)	2,900	2,897
Tampa Electric Co., 4.07%, 07/09/2026 (1)	4,700	4,695
TELUS Corp., 4.19%, 09/29/2026 (1)	6,600	6,526
TELUS Corp., 4.29%, 09/15/2026 (1)	2,200	2,179
TELUS Corp., 4.29%, 09/16/2026 (1)	1,900	1,882
TELUS Corp., 4.30%, 09/08/2026 (1)	1,600	1,586
TELUS Corp., 4.32%, 08/05/2026 (1)	1,900	1,892
TELUS Corp., 4.33%, 07/29/2026 (1)	2,100	2,093
TELUS Corp., 4.34%, 09/24/2026 (1)	6,300	6,234
TELUS Corp., 4.34%, 07/06/2026 (1)	2,700	2,698
TELUS Corp., 4.35%, 08/19/2026 (1)	3,200	3,181
TELUS Corp., 4.40%, 09/25/2026 (1)	800	791
TELUS Corp., 4.44%, 08/06/2026 (1)	4,100	4,082
Thomson Reuters Corp., 4.05%, 07/22/2026	1,500	1,496
Thomson Reuters Corp., 4.06%, 07/07/2026	4,800	4,796
TR Finance LLC, 4.08%, 07/09/2026	9,100	9,091
TR Finance LLC, 4.10%, 07/08/2026	5,400	5,395
Triton Container International Ltd., 4.31%, 07/28/2026	4,200	4,186
Triton Container International Ltd., 4.32%, 07/07/2026	300	300

The accompanying notes are an integral part of these financial statements.

224

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Commercial Paper – 2.89% – (continued)
Triton Container International Ltd., 4.32%, 07/09/2026		1,300	$1,299
Triton Container International Ltd., 4.34%, 07/08/2026		300	300
Triton Container International Ltd., 4.35%, 07/06/2026		5,600	5,596
Triton Container International Ltd., 4.36%, 07/02/2026		500	500
Triton Container International Ltd., 4.40%, 08/28/2026		2,100	2,085
Triton Container International Ltd., 4.40%, 08/31/2026		4,900	4,862
Triton Container International Ltd., 4.48%, 09/21/2026		6,100	6,038
VW Credit, Inc., 4.20%, 09/18/2026 (1)		3,800	3,765
VW Credit, Inc., 4.20%, 10/01/2026 (1)		3,900	3,858
VW Credit, Inc., 4.24%, 10/21/2026 (1)		5,200	5,131
Weyerhaeuser Co., 4.04%, 07/06/2026 (1)		9,300	9,294
WRKCo, Inc., 4.05%, 07/06/2026 (1)		2,400	2,398

Total Commercial Paper (Cost: $1,391,320)			1,391,149

Repurchase Agreements – 0.89%
Citigroup Global Markets, Inc., 3.63% dated 06/30/2026, due 07/01/2026, repurchase price $431,043 (collateralized by U.S. Treasury Bill, value $439,787, 0.00%, 10/27/2026)		431,000	431,000

Total Repurchase Agreements (Cost: $431,000)			431,000

U.S. Treasury Bills – 1.02%
U.S. Treasury Bill, 0.00%, 07/21/2026 (14)		1,707	1,704
U.S. Treasury Bill, 0.00%, 07/28/2026 (14)		375	374
U.S. Treasury Bill, 0.00%, 07/30/2026		79,266	79,036
U.S. Treasury Bill, 0.00%, 08/25/2026 (14)		286	284
U.S. Treasury Bill, 0.00%, 09/03/2026		14,356	14,263
U.S. Treasury Bill, 0.00%, 10/22/2026		47,450	46,892
U.S. Treasury Bill, 0.00%, 11/05/2026		72,000	71,046
U.S. Treasury Bill, 0.00%, 11/12/2026		56,655	55,863
U.S. Treasury Bill, 0.00%, 11/19/2026		71,244	70,193
U.S. Treasury Bill, 0.00%, 11/27/2026		154,228	151,821

Total U.S. Treasury Bills (Cost: $491,700)			491,476

Time Deposits – 0.07%
ANZ, Hong Kong, 2.01% due 07/02/2026	HKD	445	57
ANZ, Hong Kong, 3.19% due 07/01/2026	AUD	6,940	4,805
Brown Brothers Harriman, 1.12% due 07/01/2026	NZD	206	117
Citibank, London, 1.38% due 07/01/2026	EUR	2,830	3,234
Citibank, London, 2.92% due 07/01/2026	GBP	8,236	10,925
JP Morgan, New York, 3.12% due 07/01/2026		$11,672	11,672
Nordea Bank, Oslo, 3.21% due 07/01/2026	NOK	6	1
Royal Bank of Canada, Toronto, 1.27% due 07/02/2026	CAD	3	2
Skandinaviska Enskilda Banken AB, Stockholm, -1.14% due 07/01/2026	CHF	117	145
Skandinaviska Enskilda Banken AB, Stockholm, 0.83% due 07/01/2026	SEK	6	1
Skandinaviska Enskilda Banken AB, Stockholm, 3.12% due 07/01/2026		$2,017	2,017
Standard Chartered Bank, Johannesburg, 4.68% due 07/01/2026	ZAR	9,165	560
Sumitomo, Tokyo, 0.24% due 07/01/2026	JPY	158,230	973

Total Time Deposits (Cost: $34,509)			34,509

Total Short-Term Investments (Cost: $3,582,383)			3,575,227

TOTAL INVESTMENTS IN SECURITIES – 119.02% (Cost: $57,976,919)			57,339,454

The accompanying notes are an integral part of these financial statements.

225

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
TBA SALE COMMITMENTS – (1.12)%
Mortgage-Backed Obligations – (1.12)%
Fannie Mae
2.50%, 07/01/2056 (18)	$(50,000)	$(41,770)
2.50%, 08/01/2056 (18)	(50,000)	(41,758)
3.00%, 07/01/2056 (18)	(221,350)	(192,954)
3.00%, 08/01/2056 (18)	(218,000)	(189,950)
5.00%, 07/01/2056 (18)	(6,200)	(6,092)
6.00%, 07/01/2056 (18)	(46,300)	(47,330)
6.50%, 08/01/2056 (18)	(13,600)	(14,053)
7.00%, 07/01/2056 (18)	(4,800)	(5,066)

Total Mortgage-Backed Obligations (Proceeds Received: $(541,159))		(538,973)

Total TBA Sale Commitments (Proceeds Received: $(541,159))		(538,973)

LIABILITIES IN EXCESS OF OTHER ASSETS – (17.90)%		(8,622,766)

TOTAL NET ASSETS – 100.00%		$48,177,715

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

JPY	Japanese Yen
KZT	Kazakhstan Tenge

MXN	Mexican Peso

MYR	Malaysian Ringgit

NGN	Nigerian Naira

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peruvian Sol

SEK	Swedish Krona

TRY	Turkish Lira

UYU	Uruguayan Peso

UZS	Uzbekistan Som

ZAR	South African Rand

(1)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $13,902,419, which represents 28.86% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2026.

(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2026.

(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2026.

(5)	Security that is valued using significant unobservable inputs and is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $394,173, which represents 0.82% of total net assets.

(6)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

The accompanying notes are an integral part of these financial statements.

226

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

(7)	Payment in-kind security for which part of the income earned may be paid as additional principal.

(8)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(9)	Security in default as of June 30, 2026. The value of these securities totals $14,793, which represents 0.03% of total net assets.

(10)	Non-income producing security.

(11)	A zero balance may reflect actual amounts rounding to less than one thousand.

(12)	Amount calculated is less than 0.005%.

(13)	Inflation protected security. The value of these securities totals $926,931, which represents 1.92% of total net assets.

(14)	All or a portion of the security assigned as collateral for certain futures and swap contracts. The value of these pledged issues totals $277,877, which represents 0.58% of total net assets.

(15)	Delayed delivery purchase commitment security. The value of these securities totals $9,015,852, which represents 18.71% of total net assets.

(16)	All or a portion of this position represents an unsettled loan commitment as of June 30, 2026. Certain details associated with this unsettled purchase may not be known prior to settlement date.

(17)	Represents annualized seven-day yield as of the close of the reporting period.

(18)	Delayed delivery sale commitment security. The value of these securities totals $(538,973), which represents (1.12)% of total net assets.

(19)	Security that is restricted at June 30, 2026. The value of these securities totals $62,687, which represents 0.13% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
669	Australian 3 Year Bond Future	Sep. 2026	AUD	69,605	$48,446	$255
7,406	Australian 10 Year Bond Future	Sep. 2026		801,944	563,094	7,868
6,049	Long Gilt Future	Sep. 2026	GBP	528,278	715,794	15,060
18,236	U.S. 2 Year Note Future	Sep. 2026		$3,760,117	3,759,038	(1,079)
3,959	U.S. 5 Year Note Future	Sep. 2026		423,251	423,798	547
7,584	U.S. 10 Year Note Future	Sep. 2026		828,428	833,411	4,983
343	U.S. Long Bond Future	Sep. 2026		37,591	38,931	1,340
21,374	U.S. Ultra 10 Year Note Future	Sep. 2026		2,376,062	2,403,907	27,845
18,715	U.S. Ultra Bond Future	Sep. 2026		2,112,572	2,173,864	61,292

						118,111

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(986)	Australian 3 Year Bond Future	Sep. 2026	AUD	(102,625)	$(71,402)	$(349)
(1,466)	Australian 10 Year Bond Future	Sep. 2026		(158,786)	(111,463)	(1,527)
(1,188)	Euro-Bobl Future	Sep. 2026	EUR	(136,152)	(156,618)	(1,051)
(1,407)	Euro-Bund Future	Sep. 2026		(177,064)	(204,717)	(2,403)
(251)	Euro-Buxl 30 Year Bond Future	Sep. 2026		(27,163)	(31,897)	(860)
(435)	Euro-Schatz Future	Sep. 2026		(45,982)	(52,665)	(127)
(290)	Long Gilt Future	Sep. 2026	GBP	(25,368)	(34,316)	(667)
(7,267)	U.S. 10 Year Note Future	Sep. 2026		$(796,254)	(798,575)	(2,321)
(431)	U.S. Long Bond Future	Sep. 2026		(47,645)	(48,918)	(1,273)
(652)	U.S. Ultra 10 Year Note Future	Sep. 2026		(73,583)	(73,330)	253

						(10,325)

						$107,786

The accompanying notes are an integral part of these financial statements.

227

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	2,435	USD	1,680	07/02/26	BNP Paribas	$6
AUD	900	USD	619	08/04/26	Wells Fargo Bank	3
BRL	52,836	USD	10,207	07/02/26	Bank of America	28
BRL	49,000	USD	9,425	07/02/26	BNP Paribas	67
BRL	1,294,731	USD	250,112	07/02/26	Goldman Sachs	693
BRL	53,200	USD	10,237	07/02/26	Goldman Sachs	69
BRL	18,853	USD	3,509	07/02/26	Goldman Sachs	143
BRL	10,758	USD	2,002	07/02/26	Goldman Sachs	82
BRL	22,279	USD	4,176	07/02/26	Goldman Sachs	139
BRL	43,400	USD	8,401	07/02/26	J.P. Morgan	6
BRL	86,900	USD	16,717	07/02/26	J.P. Morgan	117
BRL	36,717	USD	7,012	08/04/26	Bank of America	42
BRL	4,976	USD	935	10/02/26	BNP Paribas	8
BRL	5,952	USD	1,117	10/02/26	Goldman Sachs	11
BRL	89,995	USD	16,988	10/02/26	Goldman Sachs	61
BRL	5,939	USD	1,117	10/02/26	Goldman Sachs	8
CAD	81,879	USD	57,540	07/02/26	Goldman Sachs	193
CAD	1,465	USD	1,030	07/02/26	Morgan Stanley	3
COP	24,980,692	USD	7,172	07/13/26	Goldman Sachs	117
EGP	1,548,791	USD	29,183	07/15/26	BNP Paribas	2,122
EGP	188,170	USD	3,446	07/15/26	J.P. Morgan	358
EGP	1,089,896	USD	20,000	07/15/26	Morgan Stanley	2,030
EGP	1,070,244	USD	19,326	08/19/26	Deutsche Bank	1,952
EUR	1,491	USD	1,693	07/02/26	BNP Paribas	11
EUR	278,198	USD	317,284	07/02/26	Wells Fargo Bank	585
EUR	1,665	USD	1,892	07/06/26	Bank of America	11
EUR	1,251	USD	1,429	08/04/26	BNP Paribas	3
GBP	3,875	USD	5,128	07/02/26	J.P. Morgan	12
GBP	4,007	USD	5,275	07/02/26	J.P. Morgan	40
GBP	979	USD	1,294	07/02/26	Morgan Stanley	5
GBP	52,632	USD	69,627	07/02/26	Wells Fargo Bank	187
GBP	71,685	USD	94,632	09/11/26	Bank of America	454
IDR	560,983	USD	31	09/16/26	BNP Paribas (1)	0
IDR	521,774	USD	29	09/16/26	BNP Paribas (1)	0
IDR	463,313	USD	26	09/16/26	Deutsche Bank (1)	0
IDR	534,800	USD	29	09/16/26	Goldman Sachs (1)	0
IDR	466,341	USD	26	12/16/26	BNP Paribas (1)	0
INR	1,455	USD	15	07/20/26	BNP Paribas (1)	0
INR	1,657	USD	17	07/20/26	Deutsche Bank (1)	0
INR	377	USD	4	08/18/26	Goldman Sachs (1)	0
INR	375	USD	4	09/16/26	Goldman Sachs (1)	0
INR	709	USD	7	09/16/26	Goldman Sachs (1)	0
INR	1,008	USD	10	09/16/26	Goldman Sachs (1)	0
INR	1,383	USD	14	09/16/26	Wells Fargo Bank (1)	0
INR	727	USD	8	09/30/26	J.P. Morgan (1)	0
TRY	2,251,545	USD	47,129	07/09/26	Goldman Sachs	887
TRY	2,776,565	USD	58,354	07/23/26	Goldman Sachs	128
USD	64	CAD	88	07/02/26	Bank of America	2
USD	789	GBP	591	07/02/26	Bank of America	5
USD	2,983	JPY	474,564	07/02/26	Bank of America	65
USD	47	NOK	438	07/02/26	Bank of America	3
USD	827	NZD	1,380	07/02/26	Bank of America	43
USD	1,177	AUD	1,641	07/02/26	BNP Paribas	41
USD	63,208	CAD	87,400	07/02/26	BNP Paribas	1,583
USD	339,945	EUR	291,795	07/02/26	BNP Paribas	6,541

The accompanying notes are an integral part of these financial statements.

228

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	12,809	GBP	9,557	07/02/26	BNP Paribas	$132
USD	3,120	JPY	496,121	07/02/26	BNP Paribas	69
USD	117	NOK	1,089	07/02/26	Deutsche Bank	7
USD	2,587	AUD	3,623	07/02/26	J.P. Morgan	78
USD	2,388	AUD	3,356	07/02/26	J.P. Morgan	65
USD	192,419	GBP	143,208	07/02/26	Wells Fargo Bank	2,460
USD	1,246	JPY	197,967	07/02/26	Wells Fargo Bank	28
USD	3,879	PEN	13,131	07/06/26	Bank of America	38
USD	294	CZK	6,110	07/08/26	BNP Paribas	6
USD	317	CZK	6,602	07/08/26	Deutsche Bank	6
USD	3,874	PEN	13,114	07/10/26	Bank of America	39
USD	6,733	PEN	22,746	07/15/26	Bank of America	82
USD	10,730	ZAR	176,026	07/21/26	BNP Paribas	1
USD	17,126	ZAR	277,228	07/21/26	Deutsche Bank	229
USD	5,190	PEN	17,491	08/03/26	Deutsche Bank	79
USD	116	NOK	1,146	08/04/26	J.P. Morgan (1)	0
USD	7,222	JPY	1,165,450	08/04/26	Wells Fargo Bank	34
USD	2,789	PEN	9,557	09/16/26	BNP Paribas	2
USD	82	IDR	1,481,652	09/16/26	Deutsche Bank (1)	0
USD	89,684	PEN	307,472	09/16/26	Deutsche Bank	11
USD	39	MXN	672	09/17/26	BNP Paribas	1
USD	9,743	BRL	50,452	10/02/26	BNP Paribas	185
USD	12,904	BRL	66,900	10/02/26	BNP Paribas	230
USD	315,859	BRL	1,661,197	10/02/26	J.P. Morgan	1,142
USD	1,543	ZAR	25,191	10/28/26	Bank of America	20
USD	6,580	CLP	5,972,652	12/16/26	Bank of America	92
USD	1,016	MXN	17,827	12/16/26	J.P. Morgan	11
USD	18,496	ZAR	304,096	01/27/27	Bank of America	243
USD	10,593	BRL	55,900	04/02/27	BNP Paribas	403
USD	16,967	BRL	92,028	04/02/27	BNP Paribas	193
USD	16,936	BRL	92,800	04/02/27	BNP Paribas	21
USD	16,990	BRL	92,600	04/02/27	BNP Paribas	111
USD	9,484	BRL	51,400	04/02/27	BNP Paribas	115
USD	14,283	BRL	75,300	04/02/27	BNP Paribas	558
USD	17,122	BRL	92,600	04/02/27	BNP Paribas	243
USD	3,081	BRL	16,900	04/02/27	BNP Paribas	1
USD	13,856	BRL	74,300	04/02/27	BNP Paribas	313
USD	17,017	BRL	91,411	04/02/27	BNP Paribas	355
USD	10,611	BRL	56,100	04/02/27	BNP Paribas	385
USD	20,939	BRL	111,000	04/02/27	Goldman Sachs	706
USD	13,285	BRL	72,200	04/02/27	Goldman Sachs	125
USD	19,968	BRL	107,500	04/02/27	Goldman Sachs	373
USD	20,285	BRL	109,100	04/02/27	Goldman Sachs	398
USD	8,995	BRL	48,800	04/02/27	J.P. Morgan	100
USD	6,722	BRL	36,700	04/02/27	J.P. Morgan	33
USD	6,759	BRL	36,900	04/02/27	J.P. Morgan	33
USD	3,137	BRL	17,000	04/02/27	J.P. Morgan	38
USD	18,018	BRL	97,500	04/02/27	J.P. Morgan	246
USD	13,930	KWD	4,052	05/02/29	BNP Paribas	643
USD	950	KWD	276	05/03/29	BNP Paribas	44
USD	13,930	KWD	4,052	05/07/29	BNP Paribas	642
USD	1,980	KWD	576	07/02/29	BNP Paribas	91
USD	4,475	KWD	1,299	05/09/30	BNP Paribas	196
USD	6,718	KWD	1,951	05/13/30	BNP Paribas	294
USD	4,818	KWD	1,432	06/23/31	BNP Paribas	82
ZAR	12,994	USD	787	07/21/26	Deutsche Bank	5

					Total Unrealized Appreciation	30,901

The accompanying notes are an integral part of these financial statements.

229

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	3,058	USD	2,193	07/02/26	Morgan Stanley	$(76)
AUD	4,028	USD	2,827	07/02/26	Morgan Stanley	(38)
BRL	67,500	USD	13,393	07/02/26	BNP Paribas	(318)
BRL	84,100	USD	16,338	07/02/26	BNP Paribas	(47)
BRL	68,500	USD	13,816	07/02/26	BNP Paribas	(546)
BRL	50,800	USD	10,240	07/02/26	BNP Paribas	(400)
BRL	83,600	USD	16,402	07/02/26	BNP Paribas	(207)
BRL	64,700	USD	12,765	07/02/26	BNP Paribas	(232)
BRL	48,800	USD	9,634	07/02/26	BNP Paribas	(180)
BRL	83,900	USD	16,413	07/02/26	BNP Paribas	(161)
BRL	46,700	USD	9,164	07/02/26	BNP Paribas	(118)
BRL	83,000	USD	16,442	07/02/26	BNP Paribas	(364)
BRL	15,300	USD	2,974	07/02/26	BNP Paribas	(11)
BRL	84,000	USD	16,548	07/02/26	BNP Paribas	(276)
BRL	51,000	USD	10,264	07/02/26	BNP Paribas	(384)
BRL	65,700	USD	12,870	07/02/26	Goldman Sachs	(143)
BRL	100,900	USD	20,253	07/02/26	Goldman Sachs	(707)
BRL	99,300	USD	19,649	07/02/26	Goldman Sachs	(413)
BRL	76,362	USD	15,177	07/02/26	Goldman Sachs	(385)
BRL	97,900	USD	19,336	07/02/26	Goldman Sachs	(372)
BRL	33,500	USD	6,533	07/02/26	J.P. Morgan	(43)
BRL	15,400	USD	3,027	07/02/26	J.P. Morgan	(44)
BRL	33,300	USD	6,494	07/02/26	J.P. Morgan	(43)
BRL	1,625,410	USD	315,859	07/02/26	J.P. Morgan	(997)
BRL	44,300	USD	8,702	07/02/26	J.P. Morgan	(121)
BRL	88,500	USD	17,428	07/02/26	J.P. Morgan	(285)
BRL	1,002,773	USD	196,184	08/04/26	Bank of America	(3,519)
BRL	59,619	USD	11,706	08/04/26	BNP Paribas	(251)
BRL	97,271	USD	19,034	08/04/26	Goldman Sachs	(345)
BRL	130,460	USD	25,345	09/02/26	Goldman Sachs	(457)
CAD	1,857	USD	1,326	07/02/26	J.P. Morgan	(17)
EUR	10,342	USD	11,859	07/02/26	BNP Paribas	(43)
EUR	896	USD	1,040	07/02/26	J.P. Morgan	(16)
EUR	868	USD	1,010	07/02/26	Morgan Stanley	(19)
GBP	2,966	USD	3,979	07/02/26	J.P. Morgan	(45)
GBP	749	USD	1,005	07/02/26	J.P. Morgan	(11)
GBP	1,218	USD	1,634	07/02/26	Morgan Stanley	(18)
GBP	856	USD	1,148	07/02/26	Morgan Stanley	(13)
IDR	451,321	USD	26	09/16/26	BNP Paribas	(1)
IDR	448,007	USD	26	09/16/26	BNP Paribas	(1)
IDR	503,588	USD	28	09/16/26	Goldman Sachs (1)	(0)
IDR	255,542	USD	14	09/16/26	Goldman Sachs (1)	(0)
IDR	255,557	USD	14	09/16/26	Goldman Sachs (1)	(0)
IDR	1,491,612	USD	82	12/16/26	Deutsche Bank (1)	(0)
INR	1,186	USD	12	09/16/26	BNP Paribas (1)	(0)
JPY	1,168,508	USD	7,222	07/02/26	Wells Fargo Bank	(35)
KRW	76,980	USD	51	07/15/26	Bank of America	(1)
KWD	159	USD	519	07/07/26	BNP Paribas	(7)
KWD	249	USD	815	07/13/26	BNP Paribas	(11)
KWD	153	USD	506	06/10/27	BNP Paribas	(6)
KWD	153	USD	506	06/10/27	BNP Paribas	(7)
MXN	7,622	USD	437	09/17/26	Bank of America	(4)
MXN	339,958	USD	19,555	09/17/26	Goldman Sachs	(240)
MXN	1,507,429	USD	86,298	09/17/26	Goldman Sachs	(654)
MXN	10,139	USD	579	09/17/26	Morgan Stanley	(3)
NOK	1,145	USD	116	07/02/26	J.P. Morgan (1)	(0)

The accompanying notes are an integral part of these financial statements.

230

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
PEN	13,111	USD	3,874	07/06/26	Bank of America	$(39)
PEN	10,525	USD	3,097	09/16/26	Bank of America	(27)
TWD	3,697	USD	117	07/15/26	BNP Paribas	(1)
TWD	1,329	USD	42	07/15/26	Morgan Stanley (1)	(0)
USD	7,012	BRL	36,436	07/02/26	Bank of America	(46)
USD	2,834	BRL	16,400	07/02/26	Bank of America	(343)
USD	935	BRL	4,869	07/02/26	BNP Paribas	(8)
USD	3,610	BRL	21,000	07/02/26	BNP Paribas	(458)
USD	88,945	BRL	460,431	07/02/26	BNP Paribas	(246)
USD	12,907	BRL	73,000	07/02/26	BNP Paribas	(1,234)
USD	11,061	BRL	64,000	07/02/26	BNP Paribas	(1,336)
USD	7,965	BRL	42,600	07/02/26	BNP Paribas	(287)
USD	14,874	BRL	86,000	07/02/26	BNP Paribas	(1,786)
USD	3,983	BRL	23,000	07/02/26	BNP Paribas	(472)
USD	8,396	BRL	45,100	07/02/26	BNP Paribas	(341)
USD	6,806	BRL	36,900	07/02/26	BNP Paribas	(342)
USD	4,135	BRL	24,000	07/02/26	BNP Paribas	(514)
USD	4,636	BRL	27,000	07/02/26	Goldman Sachs	(594)
USD	5,565	BRL	31,500	07/02/26	Goldman Sachs	(537)
USD	9,983	BRL	58,000	07/02/26	Goldman Sachs	(1,253)
USD	4,625	BRL	27,000	07/02/26	Goldman Sachs	(605)
USD	27,900	BRL	161,000	07/02/26	Goldman Sachs	(3,287)
USD	7,372	BRL	43,000	07/02/26	Goldman Sachs	(958)
USD	15,482	BRL	83,100	07/02/26	Goldman Sachs	(615)
USD	22,074	BRL	118,800	07/02/26	Goldman Sachs	(939)
USD	15,207	BRL	81,700	07/02/26	Goldman Sachs	(620)
USD	153,015	BRL	795,388	07/02/26	Goldman Sachs	(1,061)
USD	16,988	BRL	88,060	07/02/26	Goldman Sachs	(70)
USD	1,117	BRL	5,824	07/02/26	Goldman Sachs	(11)
USD	1,117	BRL	5,812	07/02/26	Goldman Sachs	(9)
USD	9,932	BRL	56,000	07/02/26	Goldman Sachs	(916)
USD	16,577	BRL	90,100	07/02/26	Goldman Sachs	(877)
USD	4,257	BRL	22,700	07/02/26	Goldman Sachs	(141)
USD	25,646	BRL	145,000	07/02/26	Goldman Sachs	(2,443)
USD	1,889	BRL	11,000	07/02/26	J.P. Morgan	(242)
USD	14,121	BRL	81,000	07/02/26	J.P. Morgan	(1,570)
USD	7,420	BRL	42,000	07/02/26	J.P. Morgan	(716)
USD	16,764	BRL	90,500	07/02/26	J.P. Morgan	(767)
USD	8,135	BRL	44,200	07/02/26	J.P. Morgan	(427)
USD	156,982	BRL	814,847	07/02/26	J.P. Morgan	(864)
USD	171,379	BRL	887,163	07/02/26	J.P. Morgan	(475)
USD	14,491	TRY	688,009	07/09/26	BNP Paribas	(182)
USD	10,166	TRY	482,873	07/09/26	Goldman Sachs	(132)
USD	9,531	TRY	453,292	07/09/26	Goldman Sachs	(136)
USD	13,649	TRY	649,410	07/09/26	Goldman Sachs	(200)
USD	6,394	COP	24,318,289	07/13/26	Goldman Sachs	(701)
USD	1,557	COP	5,922,307	07/13/26	Morgan Stanley	(171)
USD	34,897	ZAR	575,900	07/21/26	Wells Fargo Bank	(203)
USD	17,003	ZAR	300,975	07/22/26	Deutsche Bank	(1,340)
USD	4,703	TRY	223,855	07/22/26	J.P. Morgan	(16)
USD	1,608	CAD	2,282	08/04/26	BNP Paribas	(3)
USD	20,118	GBP	15,220	08/04/26	BNP Paribas	(70)
USD	39	NOK	382	08/04/26	BNP Paribas (1)	(0)
USD	57,540	CAD	81,762	08/04/26	Goldman Sachs	(200)
USD	317,712	EUR	278,198	08/04/26	Wells Fargo Bank	(610)
USD	69,625	GBP	52,632	08/04/26	Wells Fargo Bank	(188)

The accompanying notes are an integral part of these financial statements.

231

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	113,872	GBP	86,074	08/04/26	Wells Fargo Bank	$(297)
USD	2,406	ZAR	42,596	08/05/26	Bank of America	(187)
USD	10,001	ZAR	178,272	08/05/26	Goldman Sachs	(851)
USD	8,685	ZAR	151,275	08/19/26	Bank of America	(513)
USD	421	EUR	368	09/11/26	Bank of America (1)	(0)
USD	1,897	EUR	1,665	09/11/26	Bank of America	(12)
USD	339,533	EUR	297,266	09/11/26	Citibank	(1,155)
USD	174,763	GBP	132,500	09/11/26	Citibank	(990)
USD	7,139	GBP	5,410	09/11/26	Citibank	(37)
USD	1,426	AUD	2,071	09/11/26	Goldman Sachs	(6)
USD	129,021	AUD	187,402	09/11/26	Goldman Sachs	(557)
USD	17,769	COP	70,105,951	09/16/26	Bank of America	(2,368)
USD	52,259	COP	202,325,772	09/16/26	Bank of America	(5,856)
USD	39,495	COP	153,300,284	09/16/26	Bank of America	(4,539)
USD	1,941	COP	7,089,071	09/16/26	BNP Paribas	(95)
USD	26	IDR	463,191	09/16/26	BNP Paribas (1)	(0)
USD	2,697	PEN	9,278	09/16/26	Deutsche Bank	(9)
USD	11,315	PEN	38,945	09/16/26	Deutsche Bank	(44)
USD	49,151	PEN	169,511	09/16/26	Wells Fargo Bank	(286)
USD	1,081	PEN	3,717	09/28/26	Bank of America	(3)
USD	4,684	BRL	25,600	10/02/26	Bank of America	(166)
USD	7,793	BRL	42,800	10/02/26	BNP Paribas	(315)
USD	13,205	BRL	71,900	10/02/26	BNP Paribas	(416)
USD	9,081	BRL	50,200	10/02/26	BNP Paribas	(429)
USD	9,218	BRL	50,400	10/02/26	BNP Paribas	(331)
USD	16,897	BRL	92,800	10/02/26	J.P. Morgan	(684)
USD	1,131	ZAR	20,304	10/28/26	BNP Paribas	(97)
USD	292	ZAR	5,242	11/04/26	Bank of America	(25)
USD	7,172	COP	25,743,454	11/17/26	Goldman Sachs	(112)
USD	14,862	ZAR	260,492	11/18/26	J.P. Morgan	(860)
USD	9,772	BRL	54,200	04/02/27	BNP Paribas	(108)
USD	10,579	BRL	58,500	04/02/27	Goldman Sachs	(85)
USD	17,299	BRL	95,800	04/02/27	J.P. Morgan	(163)
USD	8,706	BRL	47,900	04/02/27	J.P. Morgan	(25)

					Total Unrealized Depreciation	(65,885)

					Net Unrealized Depreciation	$(34,984)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee
JPY	Japanese Yen

KRW	Korean Won

KWD	Kuwaiti Dinar

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peruvian Sol

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

The accompanying notes are an integral part of these financial statements.

232

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	Quarterly	6/20/2028	0.39%	$1,300	$(3)	$18	$15
Boeing Co.	1.00	Quarterly	12/20/2030	0.56	4,600	61	22	83
CDX.EM.36	1.00	Quarterly	12/20/2026	0.32	25,760	(99)	190	91
CDX.EM.38	1.00	Quarterly	12/20/2027	0.48	2,400	(59)	78	19
CDX.EM.39	1.00	Quarterly	6/20/2028	0.58	800	(24)	31	7
CDX.EM.40	1.00	Quarterly	12/20/2028	0.67	3,200	(80)	105	25
CDX.EM.41	1.00	Quarterly	6/20/2029	0.75	600	(13)	17	4
CDX.EM.42	1.00	Quarterly	12/20/2029	0.85	600	(12)	16	4
CDX.EM.43 (1)	1.00	Quarterly	6/20/2030	0.97	100	(3)	3	0
CDX.EM.44	1.00	Quarterly	12/20/2030	1.07	300	(6)	5	(1)
CDX.EM.45	1.00	Quarterly	6/20/2031	1.40	200	(8)	4	(4)
CDX.NA.HY.39	5.00	Quarterly	12/20/2027	1.71	864	(15)	57	42
CDX.NA.HY.44	5.00	Quarterly	6/20/2030	2.58	2,548	47	171	218
CDX.NA.HY.45	5.00	Quarterly	12/20/2030	2.85	76,616	4,924	1,445	6,369
CDX.NA.HY.46	5.00	Quarterly	6/20/2031	3.03	193,644	11,179	4,793	15,972

						$15,889	$6,955	$22,844

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
BNP Paribas	Colombia Government International	1.00%	Quarterly	12/20/2027	0.63%	$600	$(16)	$19	$3
Goldman Sachs	Colombia Government International	1.00	Quarterly	6/20/2027	0.51	1,900	(18)	28	10
Goldman Sachs	Colombia Government International	1.00	Quarterly	12/20/2027	0.63	800	(21)	26	5
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2026	0.42	1,400	(7)	11	4
J.P. Morgan	Colombia Government International	1.00	Quarterly	6/20/2027	0.51	400	(3)	5	2
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2027	0.51	900	(10)	14	4
Morgan Stanley	Colombia Government International	1.00	Quarterly	12/20/2027	0.63	1,000	(27)	33	6
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2028	0.48	200	(1)	4	3
Morgan Stanley	Mexico Government International (1)	1.00	Quarterly	12/20/2026	0.24	500	0	2	2
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	0.29	400	(1)	4	3

The accompanying notes are an integral part of these financial statements.

233

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Credit Default Swaps – Sell Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Morgan Stanley	Mexico Government International	1.00%	Quarterly	6/20/2028	0.41%		$300	$(3)	$7	$4
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2028	0.48		1,100	(6)	19	13
Goldman Sachs	Nissan Motor Co. Ltd.	1.00	Quarterly	12/20/2030	2.36	JPY	126,850	(61)	18	(43)
J.P. Morgan	Nissan Motor Co. Ltd.	1.00	Quarterly	12/20/2030	2.36		126,850	(62)	18	(44)
Deutsche Bank	Pemex	4.75	Quarterly	7/6/2026	N/A		$335	—	2	2
Deutsche Bank	Pemex	4.85	Quarterly	7/6/2026	N/A		670	—	5	5
Bank of America	iTraxx Europe Crossover Series 44 Version 1 Index	5.00	Quarterly	12/20/2030	0.50	EUR	20,100	3,970	311	4,281
BNP Paribas	iTraxx Europe Crossover Series 44 Version 1 Index	5.00	Quarterly	12/20/2030	0.50		10,400	2,083	132	2,215
J.P. Morgan	iTraxx Europe Crossover Series 44 Version 1 Index	5.00	Quarterly	12/20/2030	0.50		9,800	1,955	132	2,087

								$7,772	$790	$8,562

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
0.83%	6 Month EURIBOR	Received	Semi-Annual	12/9/2052	EUR	158,000	$825	$20,681	$21,506
1.25	3 Month SOFR	Received	Quarterly	12/16/2050		$48,900	4,666	19,559	24,225
1.50	3 Month SOFR	Received	Quarterly	6/17/2050		81,200	(14,115)	50,825	36,710
2.25	3 Month SOFR	Received	Quarterly	3/12/2050		3,200	(8)	1,068	1,060
2.75	1 Year SOFR	Received	Annual	6/21/2053		91,000	8,159	13,057	21,216
3.00	6 Month EURIBOR	Paid	Semi-Annual	9/16/2056	EUR	2,370	(19)	(25)	(44)
3.15	1 Year SOFR	Received	Annual	11/15/2053		$172,200	—	29,656	29,656
3.16	1 Year SOFR	Received	Annual	11/15/2053		49,800	—	8,521	8,521
3.17	1 Year SOFR	Received	Annual	11/15/2053		108,000	—	18,229	18,229
3.25	1 Year SOFR	Received	Annual	12/20/2053		129,000	6,076	13,966	20,042
3.25	1 Year SOFR	Received	Annual	3/19/2055		97,500	14,093	1,119	15,212
3.25	1 Year SOFR	Received	Annual	3/19/2055		109,700	15,420	1,695	17,115
3.50	Sterling Overnight Index Average	Paid	Annual	3/18/2031	GBP	180,600	(4,539)	(1,333)	(5,872)
3.50	1 Year SOFR	Received	Annual	6/17/2033		$48,100	1,384	(156)	1,228
3.50	1 Year SOFR	Received	Annual	6/20/2054		87,200	6,710	3,106	9,816
3.50	1 Year SOFR	Received	Annual	12/18/2054		133,200	(5,639)	20,823	15,184

The accompanying notes are an integral part of these financial statements.

234

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Interest Rate Swaps (Continued)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
3.50%	1 Year SOFR	Received	Annual	9/17/2055		$74,600	$7,310	$1,345	$8,655
3.56	1 Year SOFR	Received	Annual	1/31/2033		4,750	—	95	95
3.68	1 Year SOFR	Received	Annual	2/15/2036		8,410	—	208	208
3.75	1 Year SOFR	Received	Annual	12/17/2030		31,380	(587)	764	177
3.75	1 Year SOFR	Received	Annual	12/17/2032		101,940	(1,817)	2,722	905
3.75	1 Year SOFR	Received	Annual	3/18/2033		8,020	(143)	219	76
3.75	1 Year SOFR	Received	Annual	3/18/2033		14,880	(247)	389	142
3.75	1 Year SOFR	Received	Annual	9/17/2035		147,600	(2,368)	5,053	2,685
3.75	1 Year SOFR	Received	Annual	12/17/2035		22,630	(358)	769	411
3.75	1 Year SOFR	Received	Annual	6/17/2036		1,910	30	9	39
3.75	1 Year SOFR	Received	Annual	2/15/2036		17,810	—	328	328
3.93	Sterling Overnight Index Average	Paid	Annual	3/20/2028	GBP	477,253	(1,738)	1,098	(640)
3.98	1 Year SOFR	Received	Annual	11/15/2053		$41,500	858	541	1,399
4.00	1 Year SOFR	Received	Annual	11/15/2053		2,730	—	84	84
4.00	Sterling Overnight Index Average	Paid	Annual	6/26/2028	GBP	534,492	21	(253)	(232)
4.00	Sterling Overnight Index Average	Paid	Annual	6/26/2028		29,194	1	(14)	(13)
4.00	1 Year SOFR	Received	Annual	11/30/2030		$23,000	(103)	14	(89)
4.00	1 Year SOFR	Received	Annual	2/15/2036		5,740	(3)	(1)	(4)
4.00	Sterling Overnight Index Average	Received	Annual	3/18/2036	GBP	14,400	144	335	479
4.00	1 Year SOFR	Received	Annual	6/17/2056		$78,740	2,706	(506)	2,200
4.01	1 Year SOFR	Received	Annual	11/15/2053		2,730	—	78	78
4.02	1 Year SOFR	Received	Annual	11/15/2053		2,720	—	76	76
4.05	1 Year SOFR	Received	Annual	2/15/2056		3,990	—	74	74
4.06	1 Year SOFR	Received	Annual	2/15/2056		4,280	—	74	74
4.07	1 Year SOFR	Received	Annual	2/15/2046		3,270	—	58	58
4.08	1 Year SOFR	Received	Annual	2/15/2046		7,250	—	118	118
4.08	1 Year SOFR	Received	Annual	11/15/2053		2,200	—	37	37
4.08	1 Year SOFR	Received	Annual	11/15/2053		3,230	—	54	54
4.09	1 Year SOFR	Received	Annual	11/15/2053		118,647	204	1,635	1,839
4.48	6 Month CZK PRIBOR	Paid	Semi- Annual	3/11/2036	CZK	12,100	—	14	14
4.50	6 Month Australian Bank Bill	Paid	Semi- Annual	6/18/2035	AUD	31,900	558	(1,032)	(474)
4.50	Sterling Overnight Index Average	Received	Annual	3/18/2056	GBP	540	2	28	30
4.75	3 Month FRA New Zealand Bank Bill	Paid	Quarterly	6/19/2029	NZD	41,300	174	704	878
6.77	3 Month ZAR SAJIBOR	Paid	Quarterly	3/10/2028	ZAR	51,200	—	(27)	(27)
7.74	3 Month ZAR SAJIBOR	Paid	Quarterly	4/15/2036		23,100	—	1	1
7.80	3 Month ZAR SAJIBOR	Paid	Quarterly	4/16/2036		23,800	—	7	7
7.80	3 Month ZAR SAJIBOR	Paid	Quarterly	4/21/2036		13,075	—	4	4
7.82	3 Month ZAR SAJIBOR	Paid	Quarterly	4/16/2036		50,100	—	19	19
7.83	3 Month ZAR SAJIBOR	Paid	Quarterly	4/16/2036		24,600	—	11	11
7.86	3 Month ZAR SAJIBOR	Paid	Quarterly	4/16/2036		24,800	—	13	13
7.95	3 Month ZAR SAJIBOR	Paid	Quarterly	5/7/2036		25,000	—	23	23
8.00	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/3/2031		36,500	0	62	62
8.00	3 Month ZAR SAJIBOR	Paid	Quarterly	4/23/2036		14,500	—	17	17
8.00	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/6/2031		36,500	(0)	62	62
8.01	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/7/2031		35,600	(0)	61	61
8.03	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/7/2031		35,600	(0)	63	63
8.05	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/7/2031		35,600	(0)	65	65
8.06	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/7/2031		35,600	(0)	66	66
8.06	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/8/2031		108,600	(0)	202	202
8.08	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/8/2031		50,600	(0)	96	96
8.08	3 Month ZAR SAJIBOR	Paid	Quarterly	4/24/2036		17,500	—	26	26
8.14	3 Month ZAR SAJIBOR	Paid	Quarterly	4/28/2036		15,200	—	27	27
8.15	3 Month ZAR SAJIBOR	Paid	Quarterly	4/28/2036		17,600	—	32	32
8.20	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/10/2031		181,200	(0)	399	399

The accompanying notes are an integral part of these financial statements.

235

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Interest Rate Swaps (Continued)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
10.33%	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/4/2027	BRL	429,570	$—	$(7,762)	$(7,762)
13.25	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/2/2031		8,400	—	(58)	(58)
13.26	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/2/2031		76,200	(18)	(504)	(522)
13.29	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/2/2029		144,700	(8)	(1,012)	(1,020)
13.35	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/2/2031		18,000	—	(109)	(109)
13.35	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/2/2029		288,800	22	(1,920)	(1,898)
13.44	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/2/2031		6,030	—	(31)	(31)
13.44	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/2/2031		6,070	—	(31)	(31)
13.52	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/2/2031		57,000	2	(261)	(259)
13.56	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/2/2031		14,800	—	(62)	(62)
13.67	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/2/2031		7,600	—	(24)	(24)
13.93	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/4/2027		221,000	11	(446)	(435)
14.01	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/4/2027		157,200	—	(265)	(265)

							$37,666	$204,652	$242,318

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

EURIBOR	Euro Interbank Offered Rate

PRIBOR	Prague Interbank Offered Rate

SAJIBOR	South African Johannesburg Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	Value at June 30, 2026
Barclays Bank Plc Wholesale (1)	EUR	335	1.90%	6/19/2028	$285
JP Morgan Chase Bank (1)	USD	283	3.50	5/1/2028	383

					$668

(1)	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2026.

The type of underlying collateral is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Government Bonds – Other Government related	$385	$—	$—	$—	$385
Corporate Bonds – Consumer, Cyclical	284	—	—	—	284

Total	$669	$—	$—	$—	$669

The accompanying notes are an integral part of these financial statements.

236

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 97.07%
Alabama – 6.34%
Alabama Highway Authority
5.00%, 09/01/2037	$6,825	$7,818
5.00%, 09/01/2040	1,675	1,882
Alabama Housing Finance Authority
4.45%, 08/01/2045	3,500	3,547
5.75%, 10/01/2055	4,425	4,783
5.75%, 04/01/2056	6,285	6,827
Alabama Public Health Care Authority
3.00%, 09/01/2035	265	254
Alabama Public School & College Authority
5.00%, 11/01/2035	6,400	6,910
Alabama Special Care Facilities Financing Authority-Birmingham AL
5.00%, 06/01/2039	1,000	1,113
5.25%, 06/01/2042	1,100	1,230
Alabama State University
5.50%, 09/01/2045	2,000	2,210
Baldwin County Industrial Development Authority
4.30%, 03/01/2056 (1)(2)	4,540	4,544
4.63%, 06/01/2055 (1)(2)	11,350	11,581
5.00%, 06/01/2055 (1)(2)	12,050	12,521
Bessemer Governmental Utility Services Corp.
5.00%, 06/01/2039	3,000	3,051
Birmingham Airport Authority
5.00%, 07/01/2028	700	733
5.00%, 07/01/2032	300	324
5.00%, 07/01/2034	800	858
Black Belt Energy Gas District
3.79% (SOFR + 1.35%), 12/01/2031 (4)	12,000	11,986
3.02% (SIFMA Municipal Swap Index Yield + 0.35%), 10/01/2052 (4)	1,955	1,950
3.32% (SIFMA Municipal Swap Index Yield + 0.65%), 04/01/2053 (4)	22,705	22,565
4.00%, 07/01/2052 (1)	3,570	3,602
4.00%, 10/01/2052 (1)	35,700	35,789
4.00%, 12/01/2052 (1)	5,930	5,989
4.00%, 04/01/2053 (1)	8,000	8,081
5.00%, 06/01/2027	1,585	1,611
5.00%, 06/01/2028	2,270	2,340
5.00%, 09/01/2028	3,000	3,101
5.00%, 07/01/2030	3,200	3,364
5.00%, 07/01/2031	1,035	1,094
5.00%, 11/01/2031	4,000	4,225
5.00%, 12/01/2031	19,010	19,936
5.00%, 12/01/2032	1,000	1,055
5.00%, 01/01/2033	3,060	3,202
5.00%, 07/01/2033	22,725	23,800
5.00%, 10/01/2033	31,250	33,317
5.00%, 12/01/2033	4,000	4,232
5.00%, 01/01/2034	32,370	33,932
5.00%, 11/01/2034	2,125	2,252
5.00%, 12/01/2034	23,650	25,029
5.00%, 12/01/2034	28,345	30,439
5.00%, 10/01/2035	13,635	14,372
5.00%, 10/01/2035	31,065	31,328
5.00%, 12/01/2035	3,165	3,360
5.00%, 12/01/2035	32,900	34,801
5.00%, 06/01/2036	16,500	17,333
5.00%, 11/01/2036	48,085	50,575

The accompanying notes are an integral part of these financial statements.

237

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Alabama – 6.34% – (continued)
5.00%, 03/01/2055 (1)	$15,345	$16,358
5.00%, 12/01/2055 (1)	20,000	21,299
5.00%, 12/01/2055 (1)	32,250	34,070
5.25%, 06/01/2027	1,300	1,325
5.25%, 12/01/2027	1,170	1,204
5.25%, 06/01/2028	1,540	1,599
5.25%, 12/01/2028	1,275	1,333
5.25%, 06/01/2036	15,870	17,101
5.25%, 12/01/2053 (1)	15,080	16,202
5.25%, 01/01/2054 (1)	8,115	8,614
5.25%, 05/01/2055 (1)	7,715	7,983
5.50%, 06/01/2049 (1)	6,970	7,316
5.50%, 11/01/2053 (1)	18,190	19,034
Chilton County Health Care Authority
5.00%, 11/01/2035	1,150	1,151
City of Gadsden AL
5.00%, 10/01/2038	1,130	1,264
City of Guntersville AL
5.00%, 02/01/2038	260	287
City of Sheffield AL Water & Sewer Revenue
4.00%, 10/01/2032	560	573
Clarke-Mobile Counties Gas District
5.00%, 10/01/2032	1,660	1,847
5.00%, 10/01/2033	1,740	1,956
5.00%, 10/01/2034	1,825	2,069
County of Jefferson AL
5.00%, 09/15/2032	1,000	1,014
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2028	2,000	2,095
5.00%, 10/01/2036	6,000	6,576
5.00%, 10/01/2037	6,000	6,552
5.00%, 10/01/2038	2,980	3,238
5.00%, 10/01/2039	9,170	9,885
5.25%, 10/01/2040	1,600	1,751
5.25%, 10/01/2049	8,180	8,537
5.50%, 10/01/2053	2,725	2,868
Energy Southeast A Cooperative District
5.00%, 12/01/2027	250	256
5.00%, 06/01/2028	240	248
5.00%, 12/01/2029	1,250	1,305
5.00%, 03/01/2030	2,680	2,765
5.00%, 12/01/2030	120	126
5.00%, 09/01/2033	26,000	26,635
5.00%, 11/01/2033	40,505	43,161
5.00%, 11/01/2035	13,350	14,091
5.25%, 07/01/2054 (1)	27,215	29,303
5.50%, 11/01/2053 (1)	9,815	10,574
5.75%, 04/01/2054 (1)	3,700	4,068
Guntersville Water Works & Sewer Board
5.00%, 08/01/2034	200	220
5.00%, 08/01/2035	200	219
5.00%, 08/01/2038	605	655
5.00%, 08/01/2039	500	539
Health Care Authority of the City of Huntsville
5.00%, 06/01/2037	5,115	5,411
5.00%, 06/01/2053 (1)	12,255	13,058
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385	1,337

The accompanying notes are an integral part of these financial statements.

238

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Alabama – 6.34% – (continued)
5.25%, 10/01/2039	$1,220	$1,298
5.50%, 10/01/2049	1,755	1,817
5.50%, 10/01/2054	1,420	1,460
Jacksonville Public Educational Building Authority
5.25%, 08/01/2049	4,250	4,433
Lower Alabama Gas District
5.00%, 12/01/2033	33,510	35,128
Montgomery County Public Facilities Authority
4.00%, 03/01/2035	1,000	979
Prichard Water Works & Sewer Board
2.25%, 11/01/2027 (5)(6)	210	132
2.38%, 11/01/2028 (5)(6)	550	347
Southeast Alabama Gas Supply District
5.00%, 06/01/2049 (1)	37,735	39,786
5.00%, 08/01/2054 (1)	37,700	40,142
Southeast Energy Authority A Cooperative District
5.00%, 02/01/2029	885	922
5.00%, 08/01/2029	1,125	1,179
5.00%, 10/01/2030	88,665	94,707
5.00%, 09/01/2035	30,130	32,789
5.00%, 11/01/2035	12,000	12,520
5.00%, 05/01/2053 (1)	13,125	13,577
5.00%, 01/01/2054 (1)	16,825	17,776
5.00%, 05/01/2055 (1)	18,840	20,066
5.00%, 10/01/2055 (1)	43,975	46,678
5.00%, 01/01/2056 (1)	24,860	25,368
5.25%, 11/01/2026	1,520	1,530
5.25%, 03/01/2055 (1)	23,020	23,847
5.50%, 01/01/2053 (1)	16,020	17,060
State of Alabama Docks Department
5.00%, 10/01/2028	2,000	2,042
5.00%, 10/01/2029	3,500	3,566
5.00%, 10/01/2032	2,500	2,542
Town of Pike Road AL
5.00%, 03/01/2048	7,415	7,742
Tuscaloosa County Industrial Development Authority
5.25%, 05/01/2044 (2)	9,808	9,978
University of South Alabama
5.00%, 11/01/2033	1,000	1,007

Total Alabama		1,324,336

Alaska – 0.22%
Alaska Housing Finance Corp.
3.00%, 06/01/2051	680	672
5.00%, 12/01/2031	3,500	3,639
6.00%, 12/01/2056	4,170	4,609
Alaska Municipal Bond Bank Authority
5.00%, 12/01/2028	360	377
5.25%, 12/01/2036	930	1,023
5.25%, 12/01/2037	975	1,067
5.50%, 12/01/2050	1,000	1,052
Alaska Railroad Corp.
5.50%, 10/01/2030	700	764
5.50%, 10/01/2032	200	224
5.50%, 10/01/2033	1,500	1,703
5.50%, 10/01/2035	1,200	1,384
5.50%, 10/01/2037	2,050	2,336
5.50%, 10/01/2039	1,400	1,579

The accompanying notes are an integral part of these financial statements.

239

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Alaska – 0.22% – (continued)
5.50%, 10/01/2041	$1,775	$1,964
5.50%, 10/01/2042	2,000	2,203
5.50%, 10/01/2043	500	549
5.50%, 10/01/2044	3,185	3,477
5.50%, 10/01/2045	2,100	2,275
Municipality of Anchorage AK
5.50%, 02/01/2035	2,370	2,697
5.50%, 02/01/2038	2,795	3,129
5.50%, 02/01/2043	3,680	4,049
5.50%, 02/01/2045	1,405	1,532
Northern Tobacco Securitization Corp.
4.00%, 06/01/2050	520	512
4.00%, 06/01/2050	3,145	2,703
State of Alaska
5.00%, 08/01/2035	1,000	1,156

Total Alaska		46,675

Arizona – 1.54%
Arizona Board of Regents
5.00%, 07/01/2042	500	500
Arizona Department of Transportation State Highway Fund Revenue
5.00%, 07/01/2042	10,000	11,223
Arizona Industrial Development Authority
2.65%, 07/01/2026	85	85
3.00%, 12/15/2031 (2)	280	263
3.55%, 07/15/2029	695	684
4.00%, 07/15/2027 (2)	125	125
4.50%, 07/01/2046 (1)(2)	2,000	2,031
5.00%, 02/01/2034	2,585	2,844
5.00%, 11/01/2035	1,100	1,139
5.00%, 11/01/2039	1,000	1,026
5.00%, 01/01/2042 (1)	16,805	16,922
5.00%, 10/01/2044 (1)	6,120	6,124
5.25%, 11/01/2053	5,475	5,625
6.00%, 07/01/2037 (2)	3,500	3,565
Chandler Industrial Development Authority
3.80%, 12/01/2035 (1)	13,850	14,010
4.00%, 06/01/2049 (1)	10,245	10,405
5.00%, 09/01/2042 (1)	1,000	1,012
5.00%, 09/01/2052 (1)	12,210	12,355
City of Buckeye AZ
5.00%, 07/01/2039	1,270	1,435
City of Mesa AZ
5.00%, 07/01/2042	2,720	3,000
City of Mesa AZ Utility System Revenue
5.00%, 07/01/2036	3,900	4,462
5.00%, 07/01/2037	4,000	4,544
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2026	1,675	1,675
5.00%, 07/01/2027	3,000	3,067
5.00%, 07/01/2028	1,070	1,120
5.00%, 07/01/2028	4,440	4,622
5.00%, 07/01/2029	725	767
5.00%, 07/01/2030	1,000	1,063
5.00%, 07/01/2031	725	769
5.00%, 07/01/2032	120	127
5.00%, 07/01/2034	1,650	1,875
5.00%, 07/01/2035	1,885	2,134

The accompanying notes are an integral part of these financial statements.

240

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arizona – 1.54% – (continued)
5.00%, 07/01/2036	$3,000	$3,056
5.00%, 07/01/2037	1,500	1,526
Gilbert Water Resource Municipal Property Corp.
5.00%, 07/15/2033	1,920	2,151
5.00%, 07/15/2034	1,785	1,992
Glendale Industrial Development Authority
5.00%, 05/15/2056	1,375	1,248
Industrial Development Authority of the City of Phoenix
2.35%, 11/15/2052 (1)	16,100	16,100
Industrial Development Authority of the City of Phoenix Arizona
2.95%, 12/01/2035 (1)	8,100	8,098
3.35%, 12/01/2027	3,840	3,862
5.00%, 07/01/2033	415	427
5.00%, 07/01/2034	765	785
5.00%, 12/01/2035	1,415	1,508
5.00%, 07/01/2036	1,500	1,503
5.00%, 07/01/2036 (2)	5,000	5,002
5.00%, 07/01/2038	1,295	1,317
5.00%, 10/15/2044	5,775	6,202
5.13%, 02/01/2034	2,505	2,444
5.38%, 02/01/2041	3,580	3,399
Industrial Development Authority of the County of Yavapai
4.25%, 03/01/2028	5,000	5,064
5.00%, 09/01/2034 (2)	1,165	1,165
Maricopa County & Phoenix Industrial Development Authorities
6.25%, 03/01/2055	5,310	5,885
Maricopa County Industrial Development Authority
2.65%, 01/01/2053 (1)	20,000	20,000
4.25%, 12/01/2031 (1)	10,580	10,666
4.38%, 05/01/2033 (2)	4,000	3,949
5.00%, 01/01/2031	1,210	1,301
5.00%, 01/01/2032	3,645	3,967
5.00%, 01/01/2034	17,645	19,784
5.00%, 12/01/2034	1,630	1,832
5.00%, 01/01/2035	4,395	4,907
5.00%, 07/01/2035	965	1,011
5.00%, 12/01/2035	2,495	2,776
5.00%, 12/01/2036	1,765	1,951
5.00%, 12/01/2037	690	758
5.00%, 01/01/2038	4,000	4,044
5.00%, 12/01/2038	930	1,014
5.00%, 09/01/2042	3,205	3,276
5.00%, 07/01/2047	2,000	2,030
5.00%, 01/01/2053 (1)	10,000	10,739
Maricopa County Special Health Care District
4.00%, 07/01/2035	805	826
5.00%, 07/01/2033	6,555	7,184
5.00%, 07/01/2034	970	1,008
Pima County Unified School District No 6 Marana
5.00%, 07/01/2042	1,100	1,200
5.00%, 07/01/2043	860	935
Pinal County Industrial Development Authority
5.50%, 10/01/2033 (2)	1,000	1,064
Salt River Project Agricultural Improvement & Power District
4.00%, 01/01/2041	4,680	4,635
5.00%, 01/01/2033	1,000	1,034
5.00%, 01/01/2038	3,985	4,021

The accompanying notes are an integral part of these financial statements.

241

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arizona – 1.54% – (continued)
Tucson Industrial Development Authority/Pima County Industrial Development Auth
5.50%, 01/01/2056	$3,660	$3,960
Western Maricopa Education Center District No 402
5.00%, 07/01/2040	965	1,078
5.00%, 07/01/2041	1,750	1,944
5.00%, 07/01/2042	1,275	1,409
Yuma Industrial Development Authority
4.00%, 08/01/2049	1,195	1,089
5.00%, 08/01/2038	1,250	1,379
5.00%, 08/01/2040	875	954
5.25%, 08/01/2043	1,045	1,156
5.25%, 08/01/2044	420	461

Total Arizona		322,674

Arkansas – 0.54%
Arkansas Development Finance Authority
3.13%, 07/01/2036	180	131
3.88%, 10/15/2065 (1)	4,750	4,797
4.00%, 07/01/2027	220	220
4.00%, 09/01/2046 (1)(2)	30,870	31,191
4.88%, 07/01/2056 (1)(2)	3,500	3,659
5.00%, 02/01/2028	1,000	1,023
5.00%, 02/01/2030	530	550
5.00%, 02/01/2033	535	554
5.00%, 02/01/2035	650	666
5.00%, 02/01/2036	1,000	1,024
5.00%, 06/01/2050	3,000	3,179
5.50%, 01/01/2056	2,425	2,628
5.70%, 05/01/2053	3,175	3,289
7.00%, 07/01/2048 (2)	7,500	8,298
7.38%, 07/01/2056 (2)	3,300	3,440
7.50%, 07/01/2048 (2)	8,400	9,408
Bentonville School District No 6
2.00%, 06/01/2034	1,265	1,101
2.00%, 06/01/2036	1,320	1,097
City of Blytheville AR
2.97%, 06/01/2028 (1)	10,500	10,500
City of Centerton AR Sales & Use Tax Revenue
4.00%, 11/01/2054	1,275	1,295
4.13%, 11/01/2049	1,400	1,358
City of Little Rock AR
3.63%, 02/01/2045	3,060	3,034
City of Marion AR Sales & Use Tax Revenue
4.75%, 11/01/2045	2,250	2,311
5.00%, 11/01/2034	745	814
5.00%, 11/01/2035	605	658
5.00%, 11/01/2036	855	922
City of Pine Bluff AR
4.50%, 12/20/2029 (2)	2,450	2,451
City of West Memphis AR Public Utility System Revenue
5.00%, 12/01/2035	495	532
5.00%, 12/01/2036	520	556
County of Phillips AR Sales & Use Tax Revenue
3.88%, 09/01/2043	415	407
County of Pulaski AR
5.00%, 03/01/2040	500	535
5.00%, 03/01/2042	1,225	1,296

The accompanying notes are an integral part of these financial statements.

242

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arkansas – 0.54% – (continued)
Gravette School District No 20
2.00%, 06/01/2038	$1,290	$1,036
Jacksonville North Pulaski County School District
3.00%, 06/01/2038	1,755	1,605
Little Rock School District
2.00%, 02/01/2036	4,275	3,534
Springdale School District No 50
2.50%, 06/01/2038	3,245	2,692
Van Buren School District No 42
2.00%, 02/01/2037	1,010	819
2.00%, 02/01/2038	1,030	814

Total Arkansas		113,424

California – 7.14%
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	1,710	1,718
Aromas-San Juan Unified School District
0.00%, 08/01/2042	200	161
Bay Area Toll Authority
3.08% (SIFMA Municipal Swap Index Yield + 0.41%), 04/01/2056 (4)	15,000	14,903
5.00%, 04/01/2061 (1)	5,165	5,843
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
5.00%, 07/01/2033	5,515	6,150
5.00%, 07/01/2036	3,100	3,440
5.00%, 07/01/2037	1,010	1,114
5.25%, 07/01/2039	1,000	1,139
5.25%, 07/01/2040	4,800	5,436
5.25%, 07/01/2041	3,815	4,295
5.25%, 07/01/2042	1,550	1,699
5.25%, 07/01/2043	2,900	3,233
5.25%, 07/01/2044	4,000	4,423
California Community Choice Financing Authority
3.89% (SOFR + 1.45%), 04/01/2056 (4)	11,720	11,685
5.00%, 11/01/2029	450	471
5.00%, 11/01/2030	650	685
5.00%, 02/01/2031	27,800	29,542
5.00%, 11/01/2033	25,405	27,546
5.00%, 07/01/2035	15,645	17,221
5.00%, 12/01/2035	10,900	11,847
5.00%, 03/01/2036	15,900	16,579
5.00%, 07/01/2053 (1)	12,010	12,543
5.00%, 01/01/2055 (1)	59,165	60,879
5.00%, 02/01/2055 (1)	15,000	15,982
5.00%, 08/01/2055 (1)	28,030	29,273
5.00%, 10/01/2055 (1)	12,500	12,850
5.00%, 11/01/2055 (1)	20,365	20,929
5.00%, 12/01/2055 (1)	23,240	24,369
5.00%, 01/01/2056 (1)	3,000	3,238
5.00%, 01/01/2056 (1)	9,930	10,240
5.00%, 03/01/2056 (1)	14,000	14,997
5.00%, 10/01/2056 (1)	15,400	16,659
5.25%, 01/01/2054 (1)	21,915	23,206
5.50%, 10/01/2054 (1)	4,930	5,381
California Enterprise Development Authority
4.00%, 08/01/2040	4,355	4,410
California Health Facilities Financing Authority
4.00%, 03/01/2033	6,945	6,946
4.00%, 04/01/2045	2,000	1,934

The accompanying notes are an integral part of these financial statements.

243

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 7.14% – (continued)
5.00%, 08/15/2034	$125	$125
5.00%, 10/01/2039 (1)	1,025	1,051
California Housing Finance Agency
3.50%, 11/20/2035	7,446	7,387
3.60%, 07/01/2056 (1)	31,800	31,800
4.38%, 09/20/2036	3,082	3,154
4.95%, 08/01/2044	3,650	3,827
California Infrastructure & Economic Development Bank
1.20%, 12/01/2050 (1)	1,250	1,194
3.25%, 08/01/2029	1,580	1,591
5.00%, 07/01/2042	3,800	4,042
5.00%, 07/01/2043	2,850	3,020
5.00%, 07/01/2044	4,000	4,221
5.25%, 07/01/2049	9,200	9,544
12.00%, 01/01/2065 (1)(2)	37,035	24,258
California Municipal Finance Authority
0.00%, 11/20/2040 (1)	3,978	3,964
0.00%, 02/20/2041 (1)	18,668	17,542
2.85%, 11/01/2046 (1)	10,000	9,999
3.25%, 07/01/2051 (1)	2,250	2,250
3.75%, 12/01/2035	2,500	2,487
3.88%, 03/01/2054 (1)	2,915	2,959
4.00%, 07/15/2029	6,900	6,971
4.05%, 07/20/2041	6,234	6,177
4.25%, 07/01/2042	3,500	3,523
4.38%, 09/01/2053 (1)	1,670	1,756
5.00%, 08/15/2029	1,000	1,026
5.00%, 11/01/2033	765	806
5.00%, 08/15/2034	1,065	1,087
5.00%, 08/01/2039	2,000	2,024
5.00%, 05/15/2042	1,180	1,209
5.00%, 05/15/2043	1,530	1,562
5.00%, 12/01/2044	420	457
5.13%, 11/01/2040 (2)	445	463
5.13%, 12/01/2040	1,500	1,608
5.25%, 11/01/2034	1,000	1,063
5.25%, 09/01/2051	7,000	7,554
5.50%, 09/01/2056	1,325	1,451
California Pollution Control Financing Authority
2.88%, 07/01/2043 (1)(2)	5,675	5,672
4.25%, 12/01/2027	4,500	4,564
California Public Finance Authority
5.10%, 04/01/2066 (1)(2)	2,550	2,577
6.50%, 06/01/2054 (2)	330	318
California School Finance Authority
4.00%, 11/01/2041 (2)	980	909
California State Public Works Board
5.00%, 08/01/2033	1,800	1,994
California Statewide Communities Development Authority
1.75%, 09/01/2029	750	708
4.00%, 09/02/2029	300	302
4.00%, 09/02/2031	300	303
4.25%, 09/01/2067 (1)	2,500	2,547
4.75%, 09/02/2033	455	463
5.00%, 04/01/2038 (1)	3,000	3,218
5.00%, 04/01/2046 (1)	2,150	2,307
California Statewide Financing Authority
6.00%, 05/01/2043	1,015	1,017

The accompanying notes are an integral part of these financial statements.

244

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 7.14% – (continued)
Castaic Lake Water Agency
0.00%, 08/01/2028	$2,205	$2,094
Central Unified School District
5.25%, 08/01/2050	1,100	1,178
5.25%, 08/01/2054	2,250	2,392
Central Valley Energy Authority
5.00%, 12/01/2055 (1)	20,695	22,161
Ceres Unified School District
5.00%, 06/01/2043	710	794
5.00%, 06/01/2044	1,005	1,116
5.00%, 06/01/2045	1,055	1,160
City of Beaumont CA
5.00%, 09/01/2049	1,000	1,023
City of Big Bear Lake Department of Water & Power
3.05%, 02/01/2029 (2)	3,125	3,111
City of Los Angeles Department of Airports
4.00%, 05/15/2035	685	699
4.00%, 05/15/2036	800	812
4.00%, 05/15/2037	850	859
4.00%, 05/15/2038	460	484
4.00%, 05/15/2038	750	756
4.00%, 05/15/2039	775	781
4.00%, 05/15/2039	11,305	11,370
4.00%, 05/15/2040	750	751
4.00%, 05/15/2041	800	795
4.00%, 05/15/2041	20,190	20,052
5.00%, 05/15/2028	1,150	1,198
5.00%, 05/15/2030	7,495	7,778
5.00%, 05/15/2031	2,325	2,410
5.00%, 05/15/2033	1,600	1,761
5.00%, 05/15/2035	1,510	1,580
5.00%, 05/15/2035	9,725	9,964
5.00%, 05/15/2036	145	160
5.00%, 05/15/2036	1,310	1,315
5.00%, 05/15/2036	2,515	2,588
5.00%, 05/15/2036	12,320	13,730
5.00%, 05/15/2037	2,000	2,135
5.00%, 05/15/2041	2,255	2,376
5.00%, 05/15/2041	9,890	9,930
5.00%, 05/15/2041	16,000	18,167
5.25%, 05/15/2042	4,105	4,551
5.25%, 05/15/2044	9,350	10,246
5.50%, 05/15/2036	3,500	3,882
City of Rancho Cordova CA
5.00%, 09/01/2035	1,155	1,273
5.00%, 09/01/2036	1,255	1,378
5.00%, 09/01/2037	2,700	2,957
City of Rocklin CA
4.00%, 09/01/2043	255	256
City of San Jose CA
4.70%, 09/01/2040	1,825	1,927
City of San Mateo CA
5.25%, 09/01/2035	2,930	3,311
City of West Sacramento CA Enhanced Infrastructure Financing District No 1
5.00%, 09/01/2045	1,000	1,084
Corona Community Facilities District
5.00%, 09/01/2027	100	103
5.25%, 09/01/2034	185	199

The accompanying notes are an integral part of these financial statements.

245

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 7.14% – (continued)
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2029	$150	$158
5.00%, 09/01/2031	225	242
5.00%, 09/01/2034	335	356
5.00%, 09/01/2036	560	594
County of Placer CA Community Facilities District
4.00%, 09/01/2046	2,450	2,244
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2035	500	559
5.00%, 07/01/2038	1,750	1,920
5.00%, 07/01/2039	2,375	2,593
5.00%, 07/01/2040	2,500	2,716
County of Santa Barbara CA
5.00%, 12/01/2037	2,000	2,064
CSCDA Community Improvement Authority
3.00%, 09/01/2056 (2)	6,565	4,630
East Bay Municipal Utility District Water System Revenue
5.00%, 06/01/2038	2,500	2,783
Fontana Unified School District
2.38%, 08/01/2044	1,500	1,117
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2066	45,390	4,686
Indian Wells Redevelopment Agency Successor Agency
5.00%, 09/01/2033	2,185	2,194
Inglewood Unified School District
5.50%, 08/01/2041	1,800	2,085
Los Angeles Community College District
5.00%, 08/01/2032	5,000	5,725
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2030	2,520	2,527
Los Angeles Department of Water & Power
5.00%, 07/01/2027	1,210	1,240
5.00%, 07/01/2027	1,455	1,491
5.00%, 07/01/2027	2,265	2,321
5.00%, 07/01/2029	1,295	1,373
5.00%, 07/01/2029	1,570	1,665
5.00%, 07/01/2029	1,895	2,009
5.00%, 07/01/2029	2,510	2,662
5.00%, 07/01/2029	3,610	3,765
5.00%, 07/01/2030	5,750	6,163
5.00%, 07/01/2031	330	355
5.00%, 07/01/2032	200	204
5.00%, 07/01/2032	205	213
5.00%, 07/01/2032	265	273
5.00%, 07/01/2032	250	277
5.00%, 07/01/2032	1,010	1,066
5.00%, 07/01/2032	1,840	1,942
5.00%, 07/01/2032	2,010	2,226
5.00%, 07/01/2032	11,770	13,035
5.00%, 07/01/2033	365	385
5.00%, 07/01/2033	740	773
5.00%, 07/01/2033	1,745	1,809
5.00%, 07/01/2033	3,425	3,831
5.00%, 07/01/2033	5,605	6,270
5.00%, 07/01/2034	130	137
5.00%, 07/01/2034	630	657
5.00%, 07/01/2034	820	828
5.00%, 07/01/2034	1,430	1,611

The accompanying notes are an integral part of these financial statements.

246

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 7.14% – (continued)
5.00%, 07/01/2034	$2,000	$2,253
5.00%, 07/01/2034	2,270	2,387
5.00%, 07/01/2035	195	202
5.00%, 07/01/2035	525	566
5.00%, 07/01/2035	1,815	2,021
5.00%, 07/01/2035	2,375	2,691
5.00%, 07/01/2036	185	196
5.00%, 07/01/2036	1,000	1,008
5.00%, 07/01/2036	1,000	1,124
5.00%, 07/01/2036	3,445	3,793
5.00%, 07/01/2037	160	165
5.00%, 07/01/2037	1,025	1,128
5.00%, 07/01/2037	1,105	1,154
5.00%, 07/01/2037	2,780	3,043
5.00%, 07/01/2038	1,000	1,109
5.00%, 07/01/2039	775	828
5.00%, 07/01/2040	1,000	1,100
5.00%, 07/01/2040	1,970	2,088
5.00%, 07/01/2040	2,465	2,585
5.00%, 07/01/2042	1,000	1,090
5.00%, 07/01/2042	3,800	3,821
5.00%, 07/01/2042	6,250	6,819
5.00%, 07/01/2043	595	629
5.00%, 07/01/2043	1,365	1,467
5.00%, 07/01/2043	1,750	1,902
5.00%, 07/01/2044	510	546
5.00%, 07/01/2045	605	639
5.00%, 07/01/2045	6,000	6,423
5.00%, 07/01/2047	4,805	4,840
5.00%, 07/01/2053	1,000	1,040
5.25%, 07/01/2045	2,000	2,184
Los Angeles Department of Water & Power Water System Revenue
4.00%, 07/01/2027	360	365
5.00%, 07/01/2028	5,510	5,575
5.00%, 07/01/2033	1,730	1,793
5.00%, 07/01/2037	3,320	3,573
5.00%, 07/01/2038	230	252
5.00%, 07/01/2040	4,000	4,403
5.00%, 07/01/2042	2,500	2,737
5.00%, 07/01/2043	600	634
Los Angeles Unified School District
4.00%, 07/01/2036	1,190	1,232
5.00%, 07/01/2033	5,450	6,255
5.25%, 07/01/2042	9,000	9,286
Madera Unified School District
4.00%, 08/01/2044	1,250	1,251
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2030	1,700	1,723
5.00%, 03/01/2041	1,000	1,008
Northern California Energy Authority
5.00%, 08/01/2027	1,000	1,020
5.00%, 08/01/2029	1,600	1,673
5.00%, 08/01/2030	2,500	2,633
Northern California Gas Authority No 1
3.37% (3 Month Term SOFR + 0.72%), 07/01/2027 (4)	1,975	1,976
Oakland Unified School District/Alameda County
4.00%, 08/01/2046	2,815	2,752

The accompanying notes are an integral part of these financial statements.

247

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 7.14% – (continued)
Paradise Unified School District
5.25%, 05/01/2048	$2,720	$2,750
Port of Oakland
5.00%, 05/01/2028	20	21
5.00%, 05/01/2028	1,855	1,929
5.00%, 05/01/2029	5	5
5.00%, 05/01/2029	1,870	1,970
5.00%, 11/01/2029	1,875	1,990
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2039	15,000	16,450
Romoland School District
5.00%, 09/01/2043	440	462
Sacramento City Financing Authority
0.00%, 12/01/2029	1,300	1,182
Sacramento City Unified School District
5.50%, 08/01/2047	7,210	7,480
San Diego County Regional Airport Authority
5.00%, 07/01/2030	205	221
5.00%, 07/01/2037	6,000	6,385
5.00%, 07/01/2039	1,315	1,412
5.00%, 07/01/2040	1,235	1,321
5.25%, 07/01/2041	3,000	3,346
5.25%, 07/01/2050	500	529
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2028	17,500	18,161
5.00%, 05/01/2032	14,000	15,443
5.00%, 05/01/2033	40,000	44,433
5.00%, 05/01/2037	945	983
5.00%, 05/01/2037	5,000	5,261
5.00%, 05/01/2039	10,315	11,221
5.25%, 05/01/2039	14,955	17,013
5.25%, 05/01/2040	16,060	18,174
5.25%, 05/01/2041	765	843
5.25%, 05/01/2042	5,920	6,498
5.25%, 05/01/2043	2,090	2,285
5.25%, 05/01/2044	2,490	2,705
San Joaquin Hills Transportation Corridor Agency
5.25%, 01/15/2044	320	320
5.25%, 01/15/2049	800	800
San Joaquin Valley Clean Energy Authority
5.00%, 07/01/2032	1,150	1,225
5.00%, 07/01/2033	1,100	1,175
5.00%, 07/01/2034	1,000	1,072
5.00%, 07/01/2035	1,000	1,071
5.50%, 01/01/2056 (1)	5,935	6,597
Southern California Public Power Authority
5.00%, 07/01/2031	950	1,039
5.00%, 07/01/2033	4,500	5,040
5.00%, 11/01/2033	12,990	13,858
5.00%, 07/01/2035	1,210	1,343
5.00%, 07/01/2036	800	896
5.00%, 07/01/2039	735	810
5.00%, 07/01/2040	1,600	1,779
5.00%, 07/01/2042	7,000	7,738
5.00%, 07/01/2043	1,870	2,025
5.00%, 07/01/2053 (1)	4,500	4,724
5.25%, 07/01/2043	1,700	1,899
5.25%, 07/01/2044	1,200	1,334

The accompanying notes are an integral part of these financial statements.

248

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 7.14% – (continued)
State of California
4.00%, 10/01/2033	$2,900	$3,048
5.00%, 08/01/2029	935	937
5.00%, 09/01/2029	370	371
5.00%, 11/01/2029	3,170	3,275
5.00%, 09/01/2035	1,365	1,530
5.00%, 03/01/2036	7,275	8,443
5.00%, 03/01/2037	7,830	9,027
5.00%, 08/01/2037	15,000	17,113
5.00%, 10/01/2037	15,000	16,451
5.00%, 09/01/2041	14,000	15,638
5.00%, 10/01/2041	19,860	21,421
5.00%, 09/01/2042	15,000	16,405
5.00%, 10/01/2042	10,500	11,970
State of California Department of Water Resources
5.00%, 12/01/2033	8,530	9,389
University of California
5.00%, 05/15/2039	9,975	11,286
5.00%, 05/15/2039	20,000	22,101
5.00%, 05/15/2040	5,000	5,621
5.00%, 11/15/2041	2,380	2,697
5.25%, 11/15/2039	33,265	38,709
5.25%, 05/15/2040	5,250	6,011
5.25%, 11/15/2041	1,600	1,851
5.50%, 05/15/2040	4,785	5,620

Total California		1,494,552

Colorado – 2.54%
Adams & Arapahoe Counties Joint School District 28J Aurora
5.25%, 12/01/2042	1,000	1,107
5.25%, 12/01/2044	3,285	3,593
Adams & Weld Counties School District No 27J Brighton
5.00%, 12/01/2037	1,100	1,127
5.00%, 12/01/2038	1,500	1,535
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050	2,075
Adams County School District No 14
5.50%, 12/01/2044	3,120	3,527
Arapahoe County School District No 5 Cherry Creek
2.00%, 12/15/2026	1,500	1,492
2.30%, 12/15/2028	2,500	2,454
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2043	4,000	4,192
Arkansas River Power Authority
5.00%, 10/01/2031	750	775
5.00%, 10/01/2032	2,645	2,730
5.00%, 10/01/2038	4,665	4,766
5.00%, 10/01/2043	5,000	5,090
Baseline Metropolitan District No 1
4.00%, 12/01/2046	705	686
4.25%, 12/01/2054	460	441
5.00%, 12/01/2028	580	611
5.00%, 12/01/2029	1,500	1,606
5.00%, 12/01/2031	1,000	1,092
5.00%, 12/01/2034	2,690	2,917
5.00%, 12/01/2036	1,500	1,618
5.00%, 12/01/2049	1,625	1,681

The accompanying notes are an integral part of these financial statements.

249

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 2.54% – (continued)
Berthoud-Heritage Metropolitan District No 1
5.00%, 12/01/2033	$200	$218
5.00%, 12/01/2034	230	250
5.00%, 12/01/2035	210	227
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2040	800	877
5.00%, 12/01/2041	1,015	1,107
Bromley Park Metropolitan District No 3
5.00%, 12/01/2031	465	503
5.00%, 12/01/2032	520	562
5.00%, 12/01/2033	255	275
5.00%, 12/01/2039	1,500	1,618
Canyons Metropolitan District No 5
5.00%, 12/01/2049	3,820	3,933
5.25%, 12/01/2059	750	779
Centennial Water & Sanitation District
5.25%, 12/01/2048	1,010	1,041
Centerra South Metropolitan District No 1
5.00%, 12/01/2036 (2)	1,510	1,522
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2027	8,200	8,454
5.00%, 12/01/2029	1,130	1,183
5.00%, 12/01/2031	4,000	4,176
5.00%, 11/15/2032	2,175	2,371
5.00%, 12/01/2036	13,060	13,489
5.00%, 12/01/2037	7,000	7,216
5.00%, 12/01/2043	6,000	6,132
5.50%, 11/15/2031	6,030	6,780
5.50%, 11/15/2032	1,660	1,895
5.50%, 11/15/2033	1,865	2,121
5.50%, 11/15/2042	2,760	3,020
5.75%, 11/15/2034	960	1,101
5.75%, 11/15/2035	890	1,016
5.75%, 11/15/2040	5,500	6,140
5.75%, 11/15/2041	1,300	1,448
City & County of Denver CO Pledged Excise Tax Revenue
5.00%, 08/01/2044	2,685	2,687
City of Colorado Springs CO Utilities System Revenue
5.00%, 11/15/2039	4,500	5,111
5.25%, 11/15/2054	5,000	5,383
City of Fort Morgan CO Wastewater Revenue
5.25%, 12/01/2056	1,250	1,348
Colorado Bridge & Tunnel Enterprise
5.00%, 12/01/2042	1,300	1,436
5.00%, 12/01/2044	1,250	1,363
5.25%, 12/01/2040	1,235	1,393
5.25%, 12/01/2041	1,600	1,806
5.25%, 12/01/2049	2,340	2,516
5.25%, 12/01/2050	2,530	2,715
Colorado Educational & Cultural Facilities Authority
4.00%, 05/01/2036	75	74
5.00%, 06/01/2040	1,120	1,202
5.00%, 01/15/2044	1,115	1,174
5.00%, 06/01/2045	750	782
5.00%, 01/15/2049	2,075	2,139
Colorado Health Facilities Authority
3.50%, 05/15/2030	1,400	1,371
4.00%, 11/15/2043	8,150	7,931

The accompanying notes are an integral part of these financial statements.

250

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 2.54% – (continued)
4.00%, 08/01/2044	$1,520	$1,456
5.00%, 11/01/2026	1,330	1,339
5.00%, 08/01/2027	1,000	1,025
5.00%, 08/01/2028	1,000	1,049
5.00%, 05/15/2031	1,000	1,100
5.00%, 05/15/2032	1,000	1,115
5.00%, 05/15/2033	2,500	2,779
5.00%, 08/01/2034	405	424
5.00%, 01/01/2036	930	1,028
5.00%, 05/15/2036	7,220	7,927
5.00%, 01/01/2037	220	242
5.00%, 05/15/2037	405	435
5.00%, 05/15/2040	365	387
5.00%, 11/15/2041	2,500	2,503
5.00%, 05/15/2044	1,000	836
5.00%, 08/01/2044	6,050	6,192
5.00%, 08/01/2049 (1)	1,330	1,331
5.00%, 11/15/2049 (1)	2,350	2,370
5.00%, 05/15/2052	5,000	5,131
5.00%, 11/15/2057 (1)	23,865	26,578
5.00%, 11/15/2059 (1)	4,980	5,318
5.00%, 11/15/2059 (1)	5,405	5,901
5.00%, 11/15/2060 (1)	23,395	25,230
5.00%, 05/15/2062 (1)	3,295	3,304
5.00%, 05/15/2062 (1)	4,415	4,622
5.25%, 11/01/2038	1,100	1,202
5.25%, 11/01/2039	1,000	1,089
Colorado Housing & Finance Authority
3.80%, 04/01/2035	1,408	1,395
4.25%, 11/01/2049	140	142
4.25%, 11/01/2049	245	247
4.50%, 10/01/2045	2,350	2,360
5.75%, 11/01/2054	3,890	4,261
6.25%, 05/01/2055	3,995	4,464
6.50%, 11/01/2055	2,685	3,037
Colorado Springs School District No 11 Facilities Corp.
5.25%, 12/15/2048	2,625	2,796
Copperleaf Metropolitan District No 4
4.25%, 12/01/2045	2,350	2,352
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2035	215	230
5.00%, 12/01/2036	240	257
5.00%, 12/01/2037	200	213
5.00%, 12/01/2038	300	320
5.00%, 12/01/2039	250	266
County of Routt CO
5.00%, 06/01/2034	350	383
5.00%, 06/01/2037	500	547
5.00%, 06/01/2040	675	726
5.00%, 06/01/2041	325	347
5.25%, 06/01/2043	520	567
5.25%, 06/01/2044	300	324
5.25%, 06/01/2045	220	236
5.25%, 06/01/2046	250	265
Denver City & County School District No 1
5.00%, 12/01/2042	1,850	1,954
5.25%, 12/01/2037	3,850	4,465
5.25%, 12/01/2038	4,285	4,946

The accompanying notes are an integral part of these financial statements.

251

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 2.54% – (continued)
5.25%, 12/01/2039	$5,525	$6,348
5.25%, 12/01/2040	4,000	4,576
5.25%, 12/01/2042	6,600	7,517
5.50%, 12/01/2047	2,000	2,228
5.50%, 12/01/2049	3,000	3,314
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	1,000	1,007
Denver Health & Hospital Authority
5.00%, 12/01/2034 (2)	1,500	1,526
Douglas County School District No Re-1 Douglas & Elbert Counties
5.00%, 12/15/2042	12,390	13,783
Durango School District No 9-R
5.25%, 11/01/2043	2,500	2,799
5.25%, 11/01/2044	1,000	1,110
5.25%, 11/01/2049	2,500	2,679
E-470 Public Highway Authority
0.00%, 09/01/2035	3,000	2,179
0.00%, 09/01/2038	5,410	3,391
0.00%, 09/01/2039	3,890	2,313
3.13% (SOFR + 0.70%), 09/01/2039 (4)	3,635	3,631
3.18% (SOFR + 0.75%), 09/01/2039 (4)	10,735	10,730
Eagle County Airport Terminal Corp.
5.00%, 05/01/2041	2,000	2,010
El Paso County School District No 20 Academy
5.25%, 12/15/2049	1,680	1,806
El Paso County School District No 28 Hanover
5.00%, 12/01/2031	610	647
Fiddlers Business Improvement District
5.00%, 12/01/2032 (2)	1,165	1,203
Fossil Ridge Metropolitan District No 3
5.00%, 12/01/2042	730	786
5.00%, 12/01/2045	1,000	1,063
Granary Metropolitan District No 9 Special Assessment District No 1
5.45%, 12/01/2044 (2)	1,790	1,836
Grand River Hospital District
6.00%, 12/01/2043	895	1,046
6.00%, 12/01/2044	780	906
Ground Water Management Subdistrict of Central Colorado Water Conservancy District
4.00%, 12/01/2040	2,735	2,701
Gunnison County Housing Authority
5.00%, 06/01/2035	920	1,019
5.00%, 06/01/2038	2,460	2,703
5.00%, 06/01/2039	2,635	2,882
5.00%, 06/01/2040	510	556
5.00%, 06/01/2042	2,050	2,213
Hunters Overlook Metropolitan District No 5
5.00%, 12/01/2044	1,000	1,065
5.00%, 12/01/2049	1,250	1,290
Jefferson Center Metropolitan District No 2
5.00%, 12/01/2036 (2)	9,641	9,717
5.25%, 12/01/2041 (2)	1,716	1,734
Lanterns Metropolitan District No 1
4.00%, 12/01/2039	1,000	1,004
Metro Water Recovery
5.00%, 04/01/2046	1,350	1,474
Middle-Income Housing Authority
4.50%, 07/01/2035	3,000	3,023

The accompanying notes are an integral part of these financial statements.

252

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 2.54% – (continued)
Mirabelle Metropolitan District No 2
4.38%, 12/01/2044	$1,000	$1,005
5.00%, 12/01/2037	225	241
5.00%, 12/01/2039	705	751
5.00%, 12/01/2040	450	478
Montrose Fire Protection District
5.00%, 05/15/2056	3,000	3,040
Morgan Hill Metropolitan District No 3
3.00%, 12/01/2031	470	439
North Holly Metropolitan District
5.00%, 12/01/2037	200	211
5.00%, 12/01/2040	150	156
5.00%, 12/01/2045	300	308
5.25%, 12/01/2055	1,125	1,144
Park Creek Metropolitan District
5.00%, 12/01/2035	1,250	1,375
5.00%, 12/01/2036	1,335	1,460
5.00%, 12/01/2037	1,500	1,633
5.00%, 12/01/2038	1,750	1,899
5.00%, 12/01/2039	1,750	1,892
Parterre Metropolitan District No 5
5.88%, 12/01/2045	1,000	1,064
Prairie Center Metropolitan District No 3
5.00%, 12/15/2041 (2)	1,000	1,002
Prairie Point Community Authority Board Special Improvement District No 1
5.00%, 12/01/2035	1,000	1,019
5.38%, 12/01/2040	1,575	1,612
Reata South Metropolitan District
5.38%, 12/01/2037	1,915	1,926
Regional Transportation District
4.00%, 01/15/2033	850	864
4.00%, 07/15/2033	270	276
4.00%, 07/15/2034	750	759
5.00%, 07/15/2032	600	639
Reunion Metropolitan District
3.63%, 12/01/2044	1,555	1,214
Southlands Metropolitan District No 1
3.50%, 12/01/2027	200	199
State of Colorado
4.00%, 12/15/2035	7,400	7,598
5.00%, 03/15/2037	3,000	3,036
5.00%, 11/01/2053	1,800	1,882
5.25%, 03/15/2042	8,000	8,079
6.00%, 12/15/2038	5,000	5,810
6.00%, 12/15/2040	8,680	10,027
6.00%, 12/15/2041	3,370	3,878
STC Metropolitan District No 2
5.00%, 12/01/2036	1,680	1,812
5.00%, 12/01/2037	1,145	1,231
5.00%, 12/01/2038	5,290	5,669
Town of Castle Rock CO
5.25%, 12/01/2044	1,425	1,586
5.25%, 12/01/2045	1,125	1,241
Town of Gypsum CO Sewer Revenue
5.00%, 12/01/2054	2,000	2,072
University of Colorado
2.00%, 06/01/2051 (1)	1,310	1,305
5.00%, 06/01/2036	4,820	5,564

The accompanying notes are an integral part of these financial statements.

253

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 2.54% – (continued)
Vail Home Partners Corp.
5.75%, 10/01/2045 (2)	$1,045	$1,112
5.88%, 10/01/2055 (2)	1,000	1,044
6.00%, 10/01/2064 (2)	5,290	5,532
Vauxmont Metropolitan District
5.00%, 12/01/2026	195	197
5.00%, 12/01/2027	205	211
5.00%, 12/01/2028	210	221
5.00%, 12/15/2028	130	133
5.00%, 12/01/2029	210	224
5.00%, 12/15/2029	5	5
5.00%, 12/15/2030	125	128
5.00%, 12/01/2031	230	244
5.00%, 12/01/2032	250	265
5.00%, 12/01/2035	100	105
VDW Metropolitan District No 2
4.00%, 12/01/2045	885	846
Waterstone Metropolitan District No 1
5.25%, 12/01/2040	1,000	1,083
5.25%, 12/01/2045	500	533
Weld County School District No RE-9 Ault-Highland
5.25%, 12/01/2049	4,500	4,810

Total Colorado		529,917

Connecticut – 1.68%
City of Ansonia CT
4.13%, 12/01/2034	1,250	1,293
City of Bridgeport CT
5.00%, 09/15/2029	2,600	2,785
5.00%, 09/15/2030	2,250	2,407
City of New Britain CT
5.00%, 03/01/2027	1,260	1,279
5.00%, 03/01/2028	1,490	1,513
5.00%, 03/01/2033	1,900	1,925
City of New Haven CT
5.00%, 08/15/2029	2,000	2,005
5.00%, 08/15/2031	1,000	1,002
Connecticut Housing Finance Authority
3.00%, 11/15/2050	2,250	2,227
3.00%, 05/15/2051	3,955	3,901
5.00%, 11/15/2026	600	605
5.00%, 05/15/2027	675	689
5.00%, 11/15/2027	550	567
5.00%, 05/15/2028	700	730
5.00%, 11/15/2028	750	789
5.00%, 05/15/2029	720	764
5.00%, 11/15/2029	1,000	1,070
6.00%, 11/15/2054	1,860	2,043
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2032	250	260
4.00%, 07/01/2033	265	274
4.00%, 07/01/2034	275	283
4.00%, 07/01/2035	250	256
4.00%, 07/01/2036	200	204
4.00%, 07/01/2046	880	834
4.40%, 12/15/2031	3,860	3,880
4.88%, 12/15/2032	1,500	1,492
5.00%, 11/01/2028	1,245	1,311

The accompanying notes are an integral part of these financial statements.

254

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Connecticut – 1.68% – (continued)
5.00%, 07/01/2029	$150	$159
5.00%, 07/01/2029 (2)	440	434
5.00%, 07/01/2029	1,000	1,047
5.00%, 07/01/2030	175	188
5.00%, 07/01/2031	250	272
5.00%, 07/01/2032	700	754
5.00%, 07/01/2032	2,000	2,132
5.00%, 07/01/2033	235	260
5.00%, 07/01/2033	600	645
5.00%, 07/01/2033	2,730	2,940
5.00%, 07/01/2034	320	352
5.00%, 07/01/2034	700	750
5.00%, 07/01/2037	390	424
5.00%, 07/01/2039 (2)	1,500	1,507
5.00%, 07/01/2042	9,120	10,102
5.00%, 07/01/2043	10,000	11,034
5.00%, 07/01/2049 (2)	1,550	1,232
5.00%, 07/01/2049 (1)	14,380	15,258
5.00%, 07/01/2053 (1)	2,625	2,648
Metropolitan District
4.00%, 09/01/2037	3,980	4,129
4.00%, 09/01/2038	3,000	3,095
New Canaan Housing Authority
4.00%, 12/01/2034	1,650	1,683
Stamford Housing Authority
4.25%, 10/01/2030	5,000	5,048
State of Connecticut
3.00%, 01/15/2032	3,030	3,031
3.00%, 01/15/2039	1,475	1,349
4.00%, 01/15/2036	2,605	2,697
4.00%, 01/15/2039	2,450	2,490
4.00%, 01/15/2039	5,000	5,104
5.00%, 04/15/2030	565	601
5.00%, 04/15/2031	3,000	3,124
5.00%, 06/15/2032	500	561
5.00%, 09/15/2032	325	366
5.00%, 11/15/2033	1,830	2,087
5.00%, 04/15/2034	645	681
5.00%, 04/15/2035	225	237
5.00%, 04/15/2035	4,895	5,073
5.00%, 06/15/2035	300	332
5.00%, 06/15/2035	2,500	2,598
5.00%, 09/15/2035	2,000	2,088
5.00%, 04/15/2036	2,300	2,419
5.00%, 11/15/2036	10,000	11,359
5.00%, 03/15/2037	1,605	1,827
5.00%, 09/15/2037	4,440	5,067
5.00%, 03/15/2038	2,000	2,263
5.00%, 06/15/2038	560	579
5.00%, 06/15/2038	700	765
5.00%, 09/15/2038	4,500	5,108
5.00%, 09/15/2039	4,000	4,517
5.00%, 01/15/2040	8,325	8,790
5.00%, 01/15/2041	2,050	2,181
5.00%, 01/15/2042	8,780	9,424
5.00%, 03/15/2043	1,700	1,878
State of Connecticut Special Tax Revenue
4.00%, 05/01/2038	830	845

The accompanying notes are an integral part of these financial statements.

255

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Connecticut – 1.68% – (continued)
4.00%, 05/01/2040	$3,265	$3,297
4.00%, 11/01/2040	1,040	1,048
5.00%, 07/01/2029	10,000	10,701
5.00%, 10/01/2031	6,440	6,761
5.00%, 05/01/2034	3,400	3,656
5.00%, 05/01/2034	8,900	9,733
5.00%, 07/01/2034	5,000	5,737
5.00%, 05/01/2035	2,800	3,052
5.00%, 07/01/2035	3,180	3,655
5.00%, 07/01/2037	11,000	12,611
5.00%, 01/01/2038	1,500	1,540
5.00%, 07/01/2038	6,500	7,161
5.00%, 07/01/2038	19,960	22,755
5.00%, 07/01/2039	6,000	6,584
5.00%, 07/01/2039	6,000	6,804
5.00%, 07/01/2040	6,000	6,769
5.00%, 05/01/2041	5,515	5,888
5.00%, 07/01/2041	20,250	22,489
5.25%, 07/01/2040	3,500	3,888
5.25%, 07/01/2042	2,500	2,755
University of Connecticut
5.00%, 11/01/2028	1,290	1,362
5.00%, 05/01/2042	5,000	5,380
5.25%, 11/15/2034	3,705	3,924
Waterbury Housing Authority
4.50%, 02/01/2042	2,480	2,487

Total Connecticut		351,959

Delaware – 0.34%
Delaware River & Bay Authority
4.00%, 01/01/2042	185	186
5.00%, 01/01/2029	350	371
5.00%, 01/01/2032	500	557
5.00%, 01/01/2035	350	386
Delaware State Health Facilities Authority
5.25%, 10/01/2051	6,000	6,410
Delaware State Housing Authority
5.50%, 07/01/2055	7,805	8,400
5.75%, 01/01/2055	6,785	7,344
5.75%, 01/01/2056	6,405	6,956
5.75%, 01/01/2057	6,500	7,119
6.00%, 01/01/2055	3,230	3,532
6.00%, 01/01/2055	4,140	4,515
6.00%, 01/01/2056	4,495	4,928
6.00%, 01/01/2056	14,005	15,470
Delaware Transportation Authority
5.00%, 09/01/2035	1,000	1,079
State of Delaware
3.50%, 03/01/2033	1,150	1,151
Town of Bridgeville DE
5.25%, 07/01/2044 (2)	2,375	2,415

Total Delaware		70,819

District of Columbia – 1.30%
District of Columbia
4.00%, 02/01/2037	2,860	2,932
5.00%, 06/01/2031	10,500	10,724
5.00%, 04/01/2036	935	946

The accompanying notes are an integral part of these financial statements.

256

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
District of Columbia – 1.30% – (continued)
5.00%, 10/15/2036	$5,735	$6,025
5.00%, 01/01/2037	3,000	3,322
5.00%, 07/01/2037	2,315	2,346
5.00%, 07/01/2037	3,300	3,343
5.00%, 02/01/2041	5,000	5,327
5.00%, 06/01/2042	5,485	5,563
5.00%, 06/01/2043	1,130	1,162
District of Columbia Housing Finance Agency
3.13%, 09/01/2047 (1)	1,385	1,378
4.10%, 09/01/2039	2,000	1,997
5.00%, 03/01/2028	1,500	1,549
5.00%, 10/01/2041 (1)	5,500	5,509
District of Columbia Income Tax Revenue
5.00%, 10/01/2029	5,000	5,378
5.00%, 12/01/2033	5,270	5,921
5.00%, 12/01/2037	3,040	3,350
5.00%, 06/01/2040	5,285	5,925
5.50%, 07/01/2047	12,750	13,827
District of Columbia Water & Sewer Authority
3.00%, 10/01/2057 (1)	3,715	3,712
5.00%, 10/01/2039	4,805	5,443
5.00%, 10/01/2040	8,925	10,056
Metropolitan Washington Airports Authority Aviation Revenue
4.00%, 10/01/2037	570	573
4.00%, 10/01/2038	635	635
5.00%, 10/01/2026	13,500	13,574
5.00%, 10/01/2027	500	514
5.00%, 10/01/2028	4,150	4,342
5.00%, 10/01/2028	24,875	26,024
5.00%, 10/01/2029	4,155	4,345
5.00%, 10/01/2029	5,325	5,662
5.00%, 10/01/2030	2,530	2,728
5.00%, 10/01/2030	7,500	8,086
5.00%, 10/01/2031	3,000	3,013
5.00%, 10/01/2031	4,305	4,696
5.00%, 10/01/2032	1,000	1,100
5.00%, 10/01/2032	5,000	5,021
5.00%, 10/01/2032	11,490	12,497
5.00%, 10/01/2033	6,230	6,745
5.00%, 10/01/2034	1,520	1,639
5.00%, 10/01/2034	5,100	5,569
5.00%, 10/01/2034	9,375	9,731
5.00%, 10/01/2035	1,350	1,447
5.00%, 10/01/2036	1,075	1,148
5.00%, 10/01/2037	1,000	1,016
5.00%, 10/01/2038	1,855	1,984
5.00%, 10/01/2038	3,500	3,843
5.25%, 10/01/2039	7,550	8,475
5.25%, 10/01/2040	1,500	1,675
5.25%, 10/01/2041	3,000	3,329
5.50%, 10/01/2043	3,250	3,657
5.50%, 10/01/2044	1,500	1,675
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2032	3,145	2,543
5.00%, 10/01/2034	1,500	1,572
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2032	1,255	1,280
5.00%, 07/01/2036	1,690	1,719

The accompanying notes are an integral part of these financial statements.

257

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
District of Columbia – 1.30% – (continued)
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 07/15/2036	$2,550	$2,826
5.00%, 07/15/2037	2,300	2,481
5.00%, 07/15/2039	1,445	1,579
5.00%, 07/15/2041	4,950	5,260
5.00%, 07/15/2045	2,500	2,589

Total District of Columbia		272,327

Florida – 4.44%
Alachua County School Board
5.00%, 07/01/2027	1,155	1,182
Antillia Community Development District
5.60%, 05/01/2044	475	496
Artisan Lakes East Community Development District
2.75%, 05/01/2031	250	237
2.75%, 05/01/2031 (2)	270	256
Astonia Community Development District
3.00%, 05/01/2031 (2)	205	196
Ave Maria Stewardship Community District
2.88%, 05/01/2027	315	313
4.00%, 05/01/2042	2,500	2,339
4.50%, 05/01/2033 (2)	555	566
Babcock Ranch Community Independent Special District
2.88%, 05/01/2031	250	238
5.00%, 05/01/2042	1,920	1,970
5.00%, 05/01/2044 (2)	1,370	1,411
5.00%, 05/01/2053	1,440	1,408
Brevard County Health Facilities Authority
5.00%, 07/01/2031	5,000	5,425
5.00%, 04/01/2037	2,285	2,476
5.00%, 04/01/2040	5,000	5,292
Brevard County Housing Finance Authority
3.30%, 02/01/2028 (1)	1,771	1,774
4.45%, 01/01/2040	1,789	1,833
Brightshore Community Development District
4.20%, 05/01/2036	2,720	2,614
Capital Projects Finance Authority
5.00%, 10/01/2027	1,750	1,784
Capital Trust Agency, Inc.
4.50%, 07/01/2029 (2)	900	899
5.00%, 12/15/2039	1,270	1,270
5.35%, 07/01/2029	170	170
Capital Trust Authority
5.00%, 06/01/2039 (2)	1,010	1,018
Celebration Community Development District
2.75%, 05/01/2031	120	115
Central Florida Expressway Authority
4.00%, 07/01/2039	1,525	1,553
5.00%, 07/01/2034	10,000	11,482
5.00%, 07/01/2035	1,100	1,274
5.00%, 07/01/2035	5,000	5,290
5.00%, 07/01/2036	1,200	1,375
5.00%, 07/01/2037	4,800	5,448
CFM Community Development District
2.88%, 05/01/2031	420	394
Charles Cove Community Development District
3.00%, 05/01/2031	280	269

The accompanying notes are an integral part of these financial statements.

258

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.44% – (continued)
Charlotte County Industrial Development Authority
5.88%, 10/01/2045	$1,000	$1,055
6.13%, 10/01/2055	2,000	2,081
City of Cape Coral FL Water & Sewer Revenue
5.65%, 03/01/2054	4,960	5,276
City of Daytona Beach FL
5.50%, 09/01/2054	6,530	7,043
City of Fort Lauderdale FL Water & Sewer Revenue
4.00%, 03/01/2038	2,400	2,403
5.00%, 09/01/2040	1,000	1,102
5.50%, 09/01/2048	6,310	6,907
City of Gainesville FL Utilities System Revenue
5.00%, 10/01/2044	3,135	3,242
City of Jacksonville FL
5.00%, 10/01/2026	475	478
5.00%, 10/01/2027	380	392
5.00%, 08/15/2028	3,045	3,189
5.00%, 10/01/2028	755	794
5.00%, 08/15/2029	2,500	2,665
5.00%, 10/01/2029	655	701
5.00%, 08/15/2030	1,700	1,808
5.00%, 08/15/2031	2,250	2,389
5.00%, 08/15/2032	1,200	1,269
5.00%, 10/01/2032	565	632
5.00%, 08/15/2033	1,200	1,265
City of Miami Beach FL
5.00%, 09/01/2045	1,650	1,651
City of Orlando FL
5.00%, 10/01/2031	1,120	1,176
5.00%, 10/01/2032	1,300	1,307
5.00%, 10/01/2035	1,200	1,251
5.00%, 11/01/2038	1,005	1,116
5.00%, 11/01/2039	4,025	4,447
5.00%, 11/01/2040	5,000	5,499
5.25%, 11/01/2041	1,545	1,746
5.25%, 11/01/2043	2,000	2,240
5.25%, 11/01/2044	2,000	2,223
5.25%, 11/01/2045	2,800	3,082
City of Orlando FL Reclamation System Revenue
5.00%, 10/01/2040	4,615	5,150
5.00%, 10/01/2041	2,500	2,780
5.00%, 10/01/2042	2,600	2,878
City of Palmetto FL
4.25%, 06/01/2027	60	60
5.00%, 06/01/2032	400	418
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2035	23,410	26,711
City of Tallahassee FL
5.00%, 12/01/2026	1,380	1,382
City of Tallahassee FL Utility System Revenue
5.00%, 10/01/2048	3,065	3,207
City of Tampa FL
5.00%, 07/01/2037	1,785	1,786
5.25%, 05/01/2043	2,000	2,064
5.25%, 05/01/2046	2,985	3,056
Collier County Educational Facilities Authority
5.50%, 06/01/2033	2,625	2,807

The accompanying notes are an integral part of these financial statements.

259

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.44% – (continued)
Collier County Industrial Development Authority
5.00%, 10/01/2042	$350	$374
5.00%, 10/01/2043	1,155	1,228
5.00%, 10/01/2044	1,250	1,321
5.00%, 10/01/2047	2,000	2,072
5.00%, 10/01/2054 (1)	845	904
5.00%, 10/01/2054 (1)	1,470	1,553
5.25%, 10/01/2052	2,750	2,867
Collier County Water-Sewer District
4.00%, 07/01/2040	4,095	4,127
Cordova Palms Community Development District
2.80%, 05/01/2031	145	137
5.10%, 05/01/2032	165	171
5.30%, 05/01/2032	50	52
County of Brevard FL
5.50%, 09/01/2048	6,615	7,168
County of Broward FL Airport System Revenue
5.00%, 10/01/2026	1,000	1,005
5.00%, 10/01/2026	3,665	3,682
5.00%, 10/01/2027	1,650	1,693
5.00%, 10/01/2027	3,500	3,591
5.00%, 10/01/2028	1,500	1,568
5.00%, 10/01/2029	500	501
5.00%, 10/01/2029	1,150	1,221
5.00%, 10/01/2030	405	414
5.00%, 10/01/2031	1,000	1,002
5.00%, 10/01/2031	1,525	1,612
5.00%, 10/01/2033	2,940	3,095
5.00%, 10/01/2038	2,920	3,037
5.00%, 10/01/2040	10,425	10,447
County of Broward FL Port Facilities Revenue
5.00%, 09/01/2030	310	330
5.00%, 09/01/2032	265	281
5.00%, 09/01/2035	2,000	2,070
5.00%, 09/01/2044	2,845	2,942
County of Broward FL Tourist Development Tax Revenue
4.00%, 09/01/2039	4,500	4,556
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170	1,176
5.00%, 10/01/2030	1,680	1,797
5.00%, 10/01/2035	1,805	1,903
County of Lee FL Airport Revenue
5.00%, 10/01/2034	1,000	1,110
5.00%, 10/01/2034	4,645	4,986
5.00%, 10/01/2034	5,265	5,844
5.00%, 10/01/2035	1,250	1,389
5.00%, 10/01/2035	2,735	3,011
5.00%, 10/01/2036	1,600	1,777
5.00%, 10/01/2039	7,240	7,605
5.00%, 10/01/2056 (1)	6,770	7,265
5.25%, 10/01/2038	4,020	4,457
5.25%, 10/01/2041	3,250	3,617
5.25%, 10/01/2042	5,500	5,992
5.25%, 10/01/2043	4,935	5,362
County of Miami-Dade FL
0.00%, 10/01/2034	3,000	2,254
0.00%, 10/01/2035	4,010	2,885
5.00%, 10/01/2035	230	231

The accompanying notes are an integral part of these financial statements.

260

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.44% – (continued)
5.00%, 04/01/2046	$5,845	$6,108
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2034	1,600	1,634
4.00%, 10/01/2038	1,900	1,908
5.00%, 10/01/2030	250	272
5.00%, 10/01/2032	50,000	54,753
5.00%, 10/01/2033	24,150	26,661
5.00%, 10/01/2035	1,500	1,657
5.00%, 10/01/2037	5,395	5,986
5.00%, 10/01/2038	3,890	3,995
5.00%, 10/01/2038	8,850	9,761
5.00%, 10/01/2040	1,000	1,014
County of Miami-Dade FL Transit System
5.00%, 07/01/2049	1,825	1,903
County of Miami-Dade FL Water & Sewer System Revenue
3.00%, 10/01/2036	1,600	1,501
County of Miami-Dade Seaport Department
4.00%, 10/01/2038	1,000	1,018
4.00%, 10/01/2041	10,000	10,053
County of Palm Beach FL Airport System Revenue
5.00%, 10/01/2037	1,000	1,095
5.25%, 10/01/2040	140	155
5.25%, 10/01/2041	825	907
5.25%, 10/01/2043	1,000	1,090
County of Pasco FL
5.25%, 09/01/2032	550	617
5.25%, 09/01/2033	750	846
5.25%, 09/01/2034	675	758
5.25%, 09/01/2035	585	653
5.50%, 09/01/2037	1,550	1,733
5.50%, 09/01/2038	2,820	3,138
5.50%, 09/01/2039	500	555
5.50%, 09/01/2040	1,250	1,379
County of Pasco FL Second Local Option Fuel Tax Revenue
5.00%, 10/01/2046	7,065	7,350
County of Pasco FL Solid Waste Disposal & Resource Recovery System Revenue
5.00%, 10/01/2029	325	344
5.00%, 10/01/2029	385	408
5.00%, 10/01/2030	320	344
5.00%, 10/01/2030	415	446
5.00%, 10/01/2031	310	334
5.00%, 10/01/2031	400	435
5.00%, 10/01/2032	485	521
5.00%, 10/01/2032	785	862
5.00%, 10/01/2043	1,345	1,446
Creek Preserve Community Development District
4.25%, 11/01/2030 (2)	580	589
Currents Community Development District
4.25%, 05/01/2041 (2)	785	752
Duval County Public Schools
5.00%, 07/01/2032	5,500	5,918
5.00%, 07/01/2033	5,860	6,284
5.00%, 07/01/2034	8,350	8,923
5.00%, 07/01/2035	11,000	11,750
East Nassau Stewardship District
3.00%, 05/01/2031	235	229
Edgewater East Community Development District
4.00%, 05/01/2042	1,625	1,494

The accompanying notes are an integral part of these financial statements.

261

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.44% – (continued)
Elevation Pointe Community Development District
4.13%, 05/01/2032	$250	$251
4.40%, 05/01/2032	1,100	1,115
Epperson North Community Development District
3.00%, 05/01/2031	140	134
3.10%, 11/01/2031	440	419
Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305	1,185
Firethorn Community Development District
4.10%, 05/01/2030	385	385
5.30%, 05/01/2045	870	889
Florida Department of Management Services
3.00%, 11/01/2035	1,810	1,691
Florida Development Finance Corp.
3.00%, 07/01/2031 (2)	270	263
3.00%, 06/01/2032	795	743
4.00%, 12/15/2029 (2)	645	646
4.00%, 07/01/2031	170	169
4.35%, 04/01/2037 (1)	5,000	5,036
4.88%, 06/15/2030	1,750	1,744
5.00%, 05/01/2029 (2)	2,915	2,938
5.00%, 06/01/2031 (2)	140	147
5.00%, 06/15/2032	545	551
5.00%, 02/01/2033	1,000	1,057
5.00%, 06/01/2035 (2)	125	130
5.00%, 02/01/2037	1,750	1,826
5.00%, 06/15/2038	860	867
5.00%, 08/01/2056 (1)	1,985	2,144
5.00%, 08/01/2056 (1)	6,185	6,682
5.25%, 06/15/2029 (2)	700	702
Florida Higher Educational Facilities Financing Authority
5.00%, 10/01/2029	1,000	1,045
5.00%, 10/01/2033	1,000	1,034
5.00%, 07/01/2035 (2)	3,700	3,754
Florida Housing Finance Corp.
3.30%, 07/01/2058 (1)	4,000	4,011
3.50%, 11/01/2042 (1)	1,000	1,008
3.50%, 07/01/2051	980	980
3.76%, 05/01/2042	3,967	3,525
4.75%, 02/01/2043	3,500	3,641
6.25%, 07/01/2055	4,690	5,170
6.25%, 07/01/2056	1,410	1,561
Florida Municipal Power Agency
3.00%, 10/01/2032	1,000	970
Fort Pierce Utilities Authority
5.00%, 10/01/2031	200	219
5.00%, 10/01/2032	150	165
5.00%, 10/01/2033	200	221
5.00%, 10/01/2035	250	273
Greater Orlando Aviation Authority
5.00%, 10/01/2034	3,500	3,922
5.00%, 10/01/2034	11,000	11,566
5.00%, 10/01/2035	580	647
5.00%, 10/01/2038	2,820	3,090
5.00%, 10/01/2038	5,500	5,726
5.00%, 10/01/2039	2,950	3,217
5.25%, 11/01/2035	1,370	1,459
5.25%, 10/01/2040	2,415	2,671

The accompanying notes are an integral part of these financial statements.

262

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.44% – (continued)
5.25%, 10/01/2041	$6,730	$7,415
5.25%, 10/01/2045	5,020	5,403
5.50%, 11/01/2037	1,900	2,040
Harbor Reserve Community Development District
5.50%, 05/01/2045	1,880	1,922
Highlands County Health Facilities Authority
5.00%, 11/15/2059 (1)	4,435	4,842
Hillsborough County Aviation Authority
5.00%, 10/01/2033	465	487
5.00%, 10/01/2034	4,495	5,006
5.00%, 10/01/2035	1,620	1,797
5.00%, 10/01/2035	2,275	2,375
5.00%, 10/01/2036	1,525	1,681
5.00%, 10/01/2037	700	721
5.00%, 10/01/2037	1,705	1,868
5.00%, 10/01/2038	1,875	2,042
Hillsborough County Housing Finance Authority
4.55%, 02/01/2042	3,970	4,032
5.00%, 12/01/2042	2,650	2,800
Hillsborough County Industrial Development Authority
5.00%, 11/15/2034	19,945	22,646
Hillsborough County Port District
5.00%, 06/01/2038	4,715	4,856
Hillsborough County School Board
5.00%, 07/01/2029	1,795	1,914
Hilltop Point Community Development District
5.00%, 05/01/2033	200	205
Hyde Park Community Development District No 1
3.25%, 05/01/2027	100	100
3.60%, 05/01/2032	505	494
Jacksonville Aviation Authority
5.00%, 10/01/2036	685	767
5.00%, 10/01/2040	3,105	3,398
5.25%, 10/01/2041	2,000	2,228
5.25%, 10/01/2042	3,000	3,327
5.25%, 10/01/2043	2,060	2,272
5.25%, 10/01/2044	4,290	4,689
JEA Electric System Revenue
4.00%, 10/01/2038	6,800	6,841
4.00%, 10/01/2039	10,550	10,582
5.00%, 10/01/2026	1,120	1,126
5.00%, 10/01/2033	2,130	2,289
5.00%, 10/01/2034	1,215	1,303
JEA Water & Sewer System Revenue
5.25%, 10/01/2049	6,655	7,201
Lakes of Sarasota Community Development District
3.63%, 05/01/2031	130	129
4.13%, 05/01/2031	595	601
Lakewood Ranch Stewardship District
2.63%, 05/01/2031	300	287
3.13%, 05/01/2030 (2)	310	304
3.13%, 05/01/2041	645	555
4.60%, 05/01/2035	440	463
5.30%, 05/01/2044	485	510
Laurel Road Community Development District
3.00%, 05/01/2031	350	332
3.13%, 05/01/2031	395	377
Lee County Industrial Development Authority
4.50%, 10/01/2036 (2)	530	534

The accompanying notes are an integral part of these financial statements.

263

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.44% – (continued)
5.00%, 04/01/2035	$1,555	$1,622
5.00%, 04/01/2037	2,060	2,133
5.00%, 11/15/2039	1,850	1,910
5.00%, 04/01/2065 (1)	3,864	4,311
5.00%, 04/01/2065 (1)	10,000	10,984
5.25%, 10/01/2044 (2)	670	686
Lee County School Board
5.00%, 08/01/2028	3,275	3,436
Live Oak Lake Community Development District
3.80%, 05/01/2030	1,420	1,389
LT Ranch Community Development District
5.50%, 05/01/2044	1,000	1,060
Meadow View at Twin Creeks Community Development District
3.00%, 05/01/2031	310	295
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2039	2,030	2,272
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225	1,227
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2026	155	155
5.00%, 08/01/2027	345	354
5.00%, 08/01/2028	400	410
5.00%, 08/01/2028	460	480
5.00%, 08/01/2029	480	491
5.00%, 08/01/2030	680	695
5.00%, 08/01/2032	750	765
5.00%, 08/01/2037	1,000	1,015
Miami-Dade County Housing Finance Authority
3.55%, 03/01/2029 (1)	3,000	3,032
4.88%, 03/01/2046	5,500	5,685
Miami-Dade County Industrial Development Authority
4.00%, 06/15/2031	600	606
Mid-Bay Bridge Authority
5.00%, 10/01/2031	6,400	6,991
Middleton Community Development District A
3.70%, 05/01/2029	1,000	1,000
Midtown Miami Community Development District
5.00%, 05/01/2037	965	958
New Port Corners Community Development District
5.20%, 06/15/2045 (2)	500	511
Orange County Convention Center/Orlando
5.00%, 10/01/2028	1,485	1,564
Orange County School Board
5.00%, 08/01/2033	1,740	1,743
5.00%, 08/01/2034	3,375	3,382
Orlando Utilities Commission
1.25%, 10/01/2046 (1)	1,190	1,124
5.00%, 10/01/2041	1,725	1,914
Osceola County Housing Finance Authority
2.65%, 09/01/2043 (1)	1,850	1,832
3.40%, 04/01/2028 (1)	5,345	5,363
Palm Beach County Health Facilities Authority
4.00%, 06/01/2031	625	624
5.00%, 05/15/2028	1,920	1,921
Palm Beach County School District
5.00%, 08/01/2038	1,280	1,378
5.00%, 08/01/2039	2,560	2,750
5.25%, 08/01/2038	6,500	7,172

The accompanying notes are an integral part of these financial statements.

264

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.44% – (continued)
Palm Coast Park Community Development District
4.63%, 05/01/2032	$500	$512
Pasco County School Board
5.00%, 08/01/2033	1,000	1,076
Pine Isle Community Development District
3.00%, 12/15/2031 (2)	100	98
Poitras East Community Development District
4.00%, 05/01/2028	400	403
Polk County Industrial Development Authority
5.83%, 06/15/2045 (2)	2,155	2,212
Preston Cove Community Development District
3.60%, 05/01/2032	340	331
Putnam County Development Authority
5.00%, 03/15/2042	2,500	2,542
Reunion East Community Development District
2.85%, 05/01/2031	640	619
Reunion West Community Development District
3.00%, 05/01/2036	450	412
Ridge at Apopka Community Development District
4.75%, 05/01/2027	55	55
River Hall Community Development District
3.00%, 05/01/2031	250	238
Rivers Edge II Community Development District
3.00%, 05/01/2031	280	273
Rolling Hills Community Development District
3.65%, 05/01/2032	275	263
3.75%, 05/01/2042	485	434
Saltleaf Community Development District
4.75%, 05/01/2031	420	427
Scenic Terrace South Community Development District
4.50%, 05/01/2042	1,000	983
School District of Broward County
5.00%, 07/01/2033	5,000	5,362
5.00%, 07/01/2038	6,410	6,921
5.00%, 07/01/2045	12,400	13,159
Seminole Improvement District
4.40%, 10/01/2027	150	151
5.00%, 10/01/2032	250	258
5.30%, 10/01/2037	500	521
Somerset Community Development District
4.00%, 05/01/2032	570	569
South Florida Water Management District
5.00%, 10/01/2034	18,825	21,635
Southeast Overtown Park West Community Redevelopment Agency
5.00%, 03/01/2035	1,720	1,928
5.00%, 03/01/2038	1,960	2,159
Southern Groves Community Development District No 5
2.80%, 05/01/2031	200	193
4.40%, 05/01/2036	500	503
4.55%, 05/01/2031	880	898
5.45%, 05/01/2044	1,245	1,318
St Johns County Industrial Development Authority
4.00%, 12/15/2026	185	185
4.00%, 12/15/2027	215	215
St Johns County School Board
5.00%, 07/01/2029	1,250	1,329
5.00%, 07/01/2030	1,500	1,605
5.00%, 07/01/2031	1,000	1,069

The accompanying notes are an integral part of these financial statements.

265

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.44% – (continued)
St Lucie County School Board
5.00%, 07/01/2040	$1,000	$1,085
State of Florida Department of Transportation Turnpike System Revenue
3.00%, 07/01/2035	1,530	1,469
4.00%, 07/01/2039	3,625	3,704
5.00%, 07/01/2036	7,370	8,468
Stillwater Community Development District
3.50%, 06/15/2041 (2)	1,000	872
Sunbridge Stewardship District
5.20%, 05/01/2042	500	516
Tampa Bay Water
5.00%, 10/01/2042	1,875	2,042
5.00%, 10/01/2043	2,000	2,173
5.00%, 10/01/2044	3,345	3,606
5.00%, 10/01/2049	5,000	5,290
Tolomato Community Development District
2.80%, 05/01/2027	330	327
2.88%, 05/01/2027	35	35
3.00%, 05/01/2032	1,500	1,419
4.10%, 05/01/2031	580	584
Tradition Community Development District No 9
2.70%, 05/01/2031	270	254
Two Lakes Community Development District
5.00%, 05/01/2044	600	618
Two Rivers North Community Development District
4.63%, 05/01/2027	30	30
4.88%, 05/01/2032	250	256
V-Dana Community Development District
3.13%, 05/01/2031	125	122
Verano No 3 Community Development District
3.00%, 05/01/2031	120	116
Viera Stewardship District
2.80%, 05/01/2031	465	438
4.60%, 05/01/2033	1,475	1,514
Village Community Development District No 13
2.55%, 05/01/2031	1,165	1,114
Village Community Development District No 14
5.13%, 05/01/2037	2,750	2,855
Village Community Development District No 15
4.00%, 05/01/2034 (2)	1,015	1,028
4.20%, 05/01/2039 (2)	985	987
4.38%, 05/01/2033 (2)	485	500
Village Community Development District No 16
3.55%, 05/01/2030	1,050	1,051
Village Community Development District No 7
3.75%, 05/01/2030	4,330	4,272
Volusia County Educational Facility Authority
5.00%, 06/01/2027	500	508
5.00%, 10/15/2031	300	307
Watergrass Community Development District II
2.50%, 05/01/2031	310	289
West Villages Improvement District
4.50%, 05/01/2031	370	374
5.38%, 05/01/2044	745	771
Westside Haines City Community Development District
3.00%, 05/01/2031	215	206
Wildwood Utility Dependent District
5.50%, 10/01/2048	1,910	2,052

The accompanying notes are an integral part of these financial statements.

266

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.44% – (continued)
Willow Creek II Community Development District
5.25%, 05/01/2046	$590	$593
Windward at Lakewood Ranch Community Development District
3.63%, 05/01/2032	695	667
Wiregrass II Community Development District
4.80%, 05/01/2032	240	247

Total Florida		927,561

Georgia – 3.81%
Athens-Clarke County Unified Government Development Authority
3.00%, 06/15/2038	925	857
3.00%, 06/15/2038	1,350	1,267
Atlanta Development Authority
6.00%, 07/01/2045 (2)	1,600	1,703
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026 (2)	435	435
2.88%, 07/01/2031 (2)	2,080	2,015
Atlanta Urban Residential Finance Authority
3.40%, 02/01/2029 (1)	2,500	2,514
3.45%, 02/01/2029 (1)	2,850	2,864
5.00%, 05/01/2028 (1)	6,860	6,975
Bartow County Development Authority
3.95%, 12/01/2032 (1)	8,030	8,188
Brunswick Housing Authority
2.85%, 08/01/2036	1,828	1,565
City of Atlanta GA Airport Passenger Facility Charge
5.00%, 07/01/2033	2,750	3,038
City of Atlanta GA Department of Aviation
4.00%, 07/01/2038	255	253
5.00%, 07/01/2026	580	580
5.00%, 07/01/2032	250	272
5.00%, 07/01/2033	350	379
5.00%, 07/01/2033	2,000	2,197
5.00%, 07/01/2034	250	270
5.00%, 07/01/2034	1,300	1,423
5.00%, 07/01/2035	350	377
5.00%, 07/01/2035	3,660	4,091
5.00%, 07/01/2036	350	374
5.00%, 07/01/2036	3,325	3,671
5.00%, 07/01/2037	385	410
5.00%, 07/01/2037	2,100	2,304
5.00%, 07/01/2038	4,250	4,633
5.00%, 07/01/2040	4,600	4,959
5.25%, 07/01/2041	2,385	2,625
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2036	5,500	6,274
5.00%, 11/01/2037	11,065	12,793
5.00%, 11/01/2038	7,480	8,597
5.00%, 11/01/2039	12,915	14,759
5.00%, 11/01/2045	2,500	2,748
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054 (1)	2,700	2,837
Commerce School District
6.00%, 08/01/2045	500	583
6.00%, 08/01/2050	500	569
County of DeKalb GA Water & Sewerage Revenue
5.00%, 10/01/2041	7,500	8,381

The accompanying notes are an integral part of these financial statements.

267

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Georgia – 3.81% – (continued)
Decatur Housing Authority
3.60%, 08/01/2028 (1)	$1,150	$1,158
DeKalb County Housing Authority
4.00%, 03/01/2034	1,280	1,284
4.00%, 07/01/2036	2,000	1,988
4.13%, 12/01/2034	3,500	3,501
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235	1,264
Development Authority for Fulton County
5.00%, 07/01/2036 (2)	1,810	1,903
5.00%, 06/15/2044	580	601
Development Authority of Burke County
3.30%, 12/01/2049 (1)	4,050	4,092
3.38%, 11/01/2053 (1)	2,050	2,056
3.60%, 01/01/2040 (1)	14,000	14,213
3.60%, 11/01/2045 (1)	6,960	7,066
Development Authority of Cobb County
2.63%, 07/15/2044	255	185
5.00%, 06/15/2035	1,675	1,897
5.00%, 06/15/2036	635	722
5.00%, 06/15/2037	600	644
5.00%, 06/15/2037	1,025	1,158
5.00%, 06/15/2038	1,250	1,404
Development Authority of Monroe County
2.80%, 12/01/2041 (1)	5,500	5,447
2.80%, 10/01/2048 (1)	2,560	2,535
Douglas County Housing Authority
5.10%, 02/01/2044	1,000	1,078
Gainesville & Hall County Hospital Authority
5.00%, 02/15/2035	1,910	1,929
George L Smith II Congress Center Authority
2.38%, 01/01/2031	1,250	1,176
4.00%, 01/01/2036	2,000	2,001
Georgia Housing & Finance Authority
2.50%, 06/01/2050	3,800	2,751
2.95%, 12/01/2039	1,000	910
4.80%, 12/01/2040	3,500	3,644
5.00%, 12/01/2042	3,275	3,521
5.00%, 12/01/2045	4,000	4,401
6.25%, 12/01/2055	6,000	6,704
Glynn-Brunswick Memorial Hospital Authority
4.00%, 08/01/2036	2,000	1,942
4.00%, 08/01/2037	750	730
Gwinnett County School District
5.00%, 02/01/2040	3,210	3,354
Homerville Housing Authority
3.45%, 01/01/2028 (1)	1,105	1,107
Jackson County School District
5.00%, 03/01/2036	2,965	3,421
Main Street Energy, Inc.
5.00%, 10/01/2033	48,500	51,643
5.00%, 12/01/2033	34,000	35,945
5.00%, 09/01/2036	34,680	36,432
Main Street Natural Gas, Inc.
4.00%, 12/01/2029	1,370	1,383
4.00%, 03/01/2050 (1)	10,805	10,820
4.00%, 05/01/2052 (1)	26,945	27,367
4.00%, 07/01/2052 (1)	32,165	32,577

The accompanying notes are an integral part of these financial statements.

268

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Georgia – 3.81% – (continued)
4.00%, 09/01/2052 (1)	$11,210	$11,422
4.13% (SOFR + 1.70%), 12/01/2053 (4)	42,000	43,223
5.00%, 05/15/2027	1,500	1,524
5.00%, 12/01/2028	1,000	1,036
5.00%, 12/01/2031	2,100	2,213
5.00%, 12/01/2032	4,850	5,115
5.00%, 12/01/2052 (1)	17,390	18,144
5.00%, 06/01/2053 (1)	17,160	18,055
5.00%, 07/01/2053 (1)	25,980	27,415
5.00%, 09/01/2053 (1)	37,735	40,136
5.00%, 12/01/2053 (1)	19,735	21,064
5.00%, 04/01/2054 (1)	18,945	20,234
5.00%, 05/01/2054 (1)	15,030	15,891
5.00%, 05/01/2054 (1)	34,150	36,505
5.00%, 12/01/2054 (1)	4,790	5,070
5.00%, 12/01/2054 (1)	22,720	24,429
5.00%, 05/01/2055 (1)	34,490	36,786
5.00%, 06/01/2055 (1)	17,365	18,761
Metropolitan Atlanta Rapid Transit Authority
5.00%, 07/01/2034	1,000	1,136
5.00%, 07/01/2035	525	594
5.00%, 07/01/2039	900	998
Municipal Electric Authority of Georgia
4.00%, 01/01/2035	435	439
4.00%, 01/01/2035	1,500	1,521
4.00%, 01/01/2036	435	438
4.00%, 01/01/2037	860	864
4.00%, 01/01/2038	850	852
4.00%, 01/01/2046	400	389
4.00%, 01/01/2051	1,100	1,003
5.00%, 01/01/2027	300	303
5.00%, 01/01/2027	1,500	1,517
5.00%, 01/01/2028	25	26
5.00%, 01/01/2028	500	513
5.00%, 01/01/2028	750	777
5.00%, 11/01/2028	275	290
5.00%, 11/01/2029	300	321
5.00%, 01/01/2031	685	720
5.00%, 01/01/2032	1,025	1,064
5.00%, 01/01/2034	1,080	1,168
5.00%, 01/01/2036	1,645	1,840
5.00%, 01/01/2039	1,600	1,762
5.00%, 01/01/2039	3,980	4,090
5.00%, 01/01/2048	1,455	1,460
5.00%, 07/01/2048	1,000	1,043
5.25%, 01/01/2038	920	1,037
5.25%, 01/01/2049	890	939
Paulding County Hospital Authority
4.00%, 04/01/2041	1,250	1,228
5.00%, 04/01/2033	250	276
5.00%, 04/01/2034	350	384
5.00%, 04/01/2035	200	219
5.00%, 04/01/2036	330	359
5.00%, 04/01/2037	300	325
5.00%, 04/01/2039	725	777
5.00%, 04/01/2042	1,875	1,981
Private Colleges & Universities Authority
5.00%, 04/01/2028	400	416

The accompanying notes are an integral part of these financial statements.

269

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Georgia – 3.81% – (continued)
5.00%, 04/01/2034	$780	$847
State of Georgia
4.00%, 08/01/2034	6,455	6,710
Treutlen County School District
5.00%, 10/01/2040	380	427
5.00%, 10/01/2045	870	949
5.00%, 10/01/2047	650	697

Total Georgia		795,456

Guam – 0.13%
Antonio B Won Pat International Airport Authority
5.00%, 10/01/2032	500	531
5.25%, 10/01/2031	325	347
Guam Power Authority
5.00%, 10/01/2037	1,050	1,132
Territory of Guam
4.00%, 01/01/2036	6,405	6,392
4.00%, 01/01/2042	5,445	5,317
5.00%, 12/01/2028	2,500	2,511
5.00%, 12/01/2030	1,750	1,757
5.00%, 11/15/2031	1,040	1,084
5.00%, 12/01/2034	2,500	2,508
5.00%, 01/01/2036	1,500	1,635
5.25%, 01/01/2038	2,000	2,189
5.25%, 01/01/2040	1,000	1,084

Total Guam		26,487

Hawaii – 0.21%
City & County Honolulu HI Wastewater System Revenue
5.00%, 07/01/2036	1,090	1,259
5.00%, 07/01/2036	1,930	1,933
5.00%, 07/01/2037	1,435	1,646
City & County of Honolulu HI
5.00%, 11/01/2028	540	571
5.00%, 11/01/2029	1,800	1,941
5.00%, 07/01/2034	810	875
5.00%, 07/01/2035	1,345	1,449
County of Maui HI
5.00%, 09/01/2037	8,775	10,029
Kauai County Community Facilities District
4.00%, 05/15/2028	485	492
5.00%, 05/15/2031	375	399
State of Hawaii
5.00%, 01/01/2030	2,330	2,469
5.00%, 01/01/2036	2,000	2,100
State of Hawaii Airports System Revenue
5.00%, 07/01/2032	1,235	1,320
5.00%, 07/01/2033	1,425	1,473
5.00%, 07/01/2038	4,525	4,634
5.00%, 07/01/2042	4,500	4,859
5.00%, 07/01/2043	3,150	3,387
State of Hawaii Harbor System Revenue
4.00%, 07/01/2035	525	529
4.00%, 07/01/2036	545	556
University of Hawaii
5.00%, 10/01/2029	1,225	1,315

Total Hawaii		43,236

The accompanying notes are an integral part of these financial statements.

270

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Idaho – 0.11%
Idaho Health Facilities Authority
4.00%, 03/01/2039	$700	$704
4.00%, 03/01/2040	835	836
4.00%, 03/01/2041	850	841
Idaho Housing & Finance Association
4.00%, 07/15/2039	5,925	5,968
4.00%, 01/01/2050	55	55
5.00%, 06/01/2035	830	821
Idaho State Building Authority
5.00%, 06/01/2034	5,920	6,803
5.00%, 09/01/2043	1,500	1,548
Southern Idaho Regional Solid Waste District
4.00%, 03/01/2028	4,500	4,546
Spring Valley Community Infrastructure District No 1
3.75%, 09/01/2051 (2)	1,713	1,676

Total Idaho		23,798

Illinois – 6.50%
Aurora Public Library District
4.00%, 12/01/2041	790	792
Board of Trustees of the University of Illinois
5.00%, 10/01/2036	1,350	1,466
Boone Mchenry & Dekalb Counties Community Unit School District 100
5.00%, 01/01/2038	860	943
5.00%, 01/01/2039	1,000	1,092
5.00%, 01/01/2040	425	460
Champaign County Community Unit School District No 4 Champaign
5.00%, 01/01/2034	1,115	1,146
Chicago Board of Education
4.00%, 12/01/2037	3,785	3,512
4.00%, 12/01/2041	9,980	9,013
4.00%, 12/01/2047	6,000	4,932
5.00%, 12/01/2026	1,295	1,299
5.00%, 12/01/2028	1,270	1,294
5.00%, 12/01/2029	540	553
5.00%, 12/01/2030	1,140	1,165
5.00%, 12/01/2030	2,000	2,045
5.00%, 12/01/2031	2,185	2,226
5.00%, 12/01/2033	300	302
5.00%, 12/01/2033	3,525	3,525
5.00%, 12/01/2033	5,845	5,961
5.00%, 12/01/2035	2,085	2,142
5.00%, 12/01/2036	1,165	1,168
5.00%, 12/01/2037	7,950	8,003
5.00%, 12/01/2038	1,250	1,255
5.00%, 12/01/2039	5,000	5,006
5.00%, 12/01/2042	6,025	5,853
5.00%, 12/01/2046	1,000	1,000
5.00%, 12/01/2046	1,200	1,138
5.00%, 12/01/2046	8,845	8,381
5.00%, 12/01/2047	5,295	4,961
5.25%, 12/01/2035	875	874
5.50%, 12/01/2030	1,770	1,870
5.50%, 12/01/2034	1,265	1,364
5.50%, 12/01/2034	1,900	2,049
5.50%, 12/01/2036	3,680	3,947
6.75%, 12/01/2030 (2)	1,500	1,556

The accompanying notes are an integral part of these financial statements.

271

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 6.50% – (continued)
Chicago Board of Education Dedicated Capital Improvement Tax
5.00%, 04/01/2034	$1,535	$1,560
6.00%, 04/01/2046	53,015	53,647
Chicago Midway International Airport
5.00%, 01/01/2029	4,195	4,389
5.00%, 01/01/2032	4,835	5,229
5.00%, 01/01/2039	3,110	3,315
5.50%, 01/01/2036	1,000	1,118
5.50%, 01/01/2037	500	556
5.50%, 01/01/2038	500	554
5.50%, 01/01/2039	1,000	1,103
5.50%, 01/01/2040	1,000	1,099
5.75%, 01/01/2041	1,000	1,106
5.75%, 01/01/2043	1,250	1,374
Chicago O’Hare International Airport
4.00%, 01/01/2035	4,060	4,123
4.00%, 01/01/2036	2,500	2,554
4.00%, 01/01/2036	3,285	3,322
4.00%, 01/01/2037	2,500	2,546
5.00%, 01/01/2027	520	525
5.00%, 01/01/2028	1,000	1,011
5.00%, 01/01/2029	3,000	3,149
5.00%, 01/01/2030	5,280	5,620
5.00%, 01/01/2031	660	666
5.00%, 01/01/2032	600	655
5.00%, 01/01/2033	400	434
5.00%, 07/01/2033	550	565
5.00%, 01/01/2034	325	352
5.00%, 01/01/2034	2,000	2,217
5.00%, 01/01/2035	715	771
5.00%, 01/01/2035	3,835	4,277
5.00%, 01/01/2036	750	804
5.00%, 01/01/2037	1,675	1,823
5.00%, 01/01/2037	2,000	2,015
5.00%, 01/01/2037	23,525	26,871
5.00%, 01/01/2038	1,785	1,936
5.00%, 01/01/2038	2,745	2,831
5.00%, 01/01/2038	9,980	10,895
5.00%, 01/01/2039	1,805	1,961
5.00%, 01/01/2043	3,000	3,234
5.00%, 07/01/2048	7,450	7,466
5.25%, 01/01/2040	2,305	2,510
5.25%, 01/01/2040	7,170	7,880
5.25%, 01/01/2041	4,415	4,816
5.25%, 01/01/2042	500	504
5.25%, 01/01/2042	2,000	2,172
5.25%, 01/01/2043	1,415	1,518
5.50%, 07/01/2036	3,000	3,390
5.50%, 07/01/2040	430	475
5.50%, 01/01/2048	4,000	4,280
Chicago Park District
5.00%, 01/01/2044	5,700	5,900
5.25%, 01/01/2046	1,610	1,700
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2029	1,500	1,588
Chicago Transit Authority Sales Tax Receipts Fund
5.00%, 12/01/2036	1,500	1,677
5.00%, 12/01/2042	5,000	5,438

The accompanying notes are an integral part of these financial statements.

272

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 6.50% – (continued)
5.00%, 12/01/2049	$1,475	$1,533
City of Calumet City IL
4.50%, 03/01/2043	1,945	1,968
5.50%, 03/01/2030	755	820
5.50%, 03/01/2036	400	428
5.50%, 03/01/2038	555	590
City of Chicago Heights IL
5.25%, 12/01/2034	2,115	2,200
City of Chicago IL
5.00%, 01/01/2027	2,000	2,012
5.00%, 01/01/2032	13,095	13,561
5.00%, 01/01/2034	1,445	1,489
5.00%, 01/01/2035	7,540	7,785
5.00%, 01/01/2044	6,000	5,995
5.50%, 01/01/2039	4,400	4,599
5.50%, 01/01/2040	9,725	10,316
5.75%, 01/01/2034	2,000	2,014
6.00%, 01/01/2038	1,910	1,924
6.00%, 01/01/2046	3,165	3,483
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2032	2,500	2,752
5.00%, 01/01/2039	2,500	2,697
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2039	2,000	2,144
5.00%, 11/01/2041	2,750	3,024
5.00%, 11/01/2044	3,000	3,248
City of Joliet IL
5.00%, 12/15/2037	2,000	2,171
5.00%, 12/15/2038	1,090	1,177
5.25%, 12/15/2039	730	796
5.50%, 12/15/2042	1,305	1,428
5.50%, 12/15/2044	3,625	3,925
City of Marion IL Sales Tax Revenue
6.38%, 06/01/2045	1,440	1,478
City of Springfield IL Electric Revenue
3.00%, 03/01/2038	14,900	13,879
5.00%, 03/01/2035	15,000	16,740
Community Unit School District Number 427 DeKalb and Kane Counties Illinois
4.00%, 02/01/2037	535	540
Cook County Community College District No 508
5.00%, 12/01/2040	4,215	4,528
5.00%, 12/01/2043	1,085	1,153
5.50%, 12/01/2051	8,000	8,606
5.50%, 12/01/2055	8,000	8,560
Cook County Community Consolidated School District No 34 Glenview
3.00%, 12/01/2036	925	856
Cook County Community Consolidated School District No 64 Park Ridge-Niles
5.00%, 12/01/2049	3,500	3,632
Cook County Community School District No 152 1/2 Hazel Crest
5.00%, 12/01/2041	695	758
5.00%, 12/01/2045	1,285	1,369
Cook County High School District No 203 New Trier Township
2.00%, 12/15/2033	425	374
2.00%, 12/15/2034	440	379
Cook County High School District No 220 Reavis
5.00%, 12/01/2032	1,160	1,206
5.00%, 12/01/2044	2,085	2,211
5.00%, 12/01/2045	2,190	2,304

The accompanying notes are an integral part of these financial statements.

273

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 6.50% – (continued)
Cook County School District No 150 South Holland
5.00%, 12/01/2041	$1,000	$1,079
Cook County School District No 99 Cicero
5.00%, 12/01/2037	550	610
5.00%, 12/01/2038	450	497
5.00%, 12/01/2039	400	439
County of Cook IL
4.00%, 11/15/2026	555	558
4.00%, 11/15/2027	560	571
4.00%, 11/15/2028	280	288
5.00%, 11/15/2026	750	756
5.00%, 11/15/2026	1,450	1,462
5.00%, 11/15/2029	1,630	1,746
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2032	175	196
5.00%, 11/15/2033	150	167
5.00%, 11/15/2035	315	347
5.00%, 11/15/2036	645	707
5.00%, 11/15/2036	1,000	1,096
5.00%, 11/15/2036	4,500	4,600
5.00%, 11/15/2038	890	967
5.00%, 11/15/2038	2,370	2,414
5.00%, 11/15/2040	1,820	1,954
5.25%, 11/15/2035	3,000	3,080
DeKalb Park District
5.00%, 03/01/2036	455	504
5.00%, 03/01/2037	485	534
5.00%, 03/01/2038	410	451
5.00%, 03/01/2039	540	590
Elmhurst Park District
5.00%, 12/15/2040	750	829
5.00%, 12/15/2042	755	823
5.00%, 12/15/2043	1,000	1,085
Fayette & Montgomery Counties Community Unit School District No 203 Vandalia
5.00%, 12/01/2034	1,030	1,145
5.00%, 12/01/2035	1,000	1,111
Grand Prairie Water Commission
5.00%, 01/01/2044	525	567
5.00%, 01/01/2045	1,100	1,182
5.25%, 01/01/2050	1,800	1,909
Henry & Whiteside Counties Community Unit School District No 228 Geneseo
5.00%, 02/15/2029	75	79
5.00%, 02/15/2030	860	915
5.00%, 02/15/2031	230	248
Huntley Park District
5.00%, 12/30/2037	525	570
5.00%, 12/30/2037	620	674
5.00%, 12/30/2038	660	715
5.00%, 12/30/2039	395	428
5.00%, 12/30/2039	595	644
5.00%, 12/30/2040	580	626
5.00%, 12/30/2042	1,570	1,681
5.00%, 12/30/2044	865	915
Illinois Finance Authority
3.00%, 07/01/2035	930	838
3.63%, 02/15/2032	355	357
3.68% (SOFR + 1.15%), 11/01/2034 (4)	1,930	1,937
4.00%, 10/15/2028	670	671

The accompanying notes are an integral part of these financial statements.

274

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 6.50% – (continued)
4.00%, 10/15/2029	$1,045	$1,045
4.00%, 01/01/2031	1,665	1,685
4.00%, 10/15/2031	1,135	1,128
4.00%, 12/01/2033	1,210	1,236
4.00%, 08/01/2034	2,050	2,008
4.00%, 08/01/2035	1,625	1,579
4.00%, 05/15/2036	535	535
4.00%, 08/01/2037	1,160	1,103
4.00%, 07/15/2038	5,570	5,557
4.00%, 08/01/2038	1,165	1,097
4.00%, 07/15/2039	6,080	6,023
4.00%, 08/15/2039	9,280	9,066
4.00%, 02/15/2041	5	5
4.00%, 02/15/2041	5	5
4.00%, 08/15/2041	1,880	1,865
4.13%, 12/01/2050 (1)(2)	23,605	23,625
4.25%, 07/01/2041	3,225	3,256
4.25%, 07/01/2046	5,500	5,518
4.80%, 12/01/2043 (1)(2)	4,400	4,557
4.80%, 12/01/2043 (1)(2)	10,650	11,030
5.00%, 03/01/2028	15	15
5.00%, 05/15/2028	13,620	14,092
5.00%, 09/01/2028	500	500
5.00%, 10/01/2028	500	517
5.00%, 01/01/2029	1,650	1,670
5.00%, 02/15/2029	1,445	1,464
5.00%, 02/15/2030	1,240	1,255
5.00%, 05/15/2030	1,180	1,181
5.00%, 07/15/2030	710	733
5.00%, 08/15/2030	630	680
5.00%, 09/01/2030	430	429
5.00%, 11/01/2030	715	740
5.00%, 01/01/2031	725	795
5.00%, 01/01/2031	3,545	3,585
5.00%, 05/15/2031	5,000	5,194
5.00%, 08/01/2031	15,230	16,632
5.00%, 08/15/2031	1,525	1,643
5.00%, 03/01/2032	845	853
5.00%, 05/15/2032	5,745	5,957
5.00%, 07/01/2032	300	322
5.00%, 07/01/2033	250	270
5.00%, 07/01/2033	10,000	10,583
5.00%, 09/01/2033	445	464
5.00%, 01/01/2034	605	612
5.00%, 02/15/2034	300	304
5.00%, 02/15/2034	1,470	1,485
5.00%, 08/15/2034	1,725	1,864
5.00%, 08/15/2034	2,500	2,545
5.00%, 07/01/2035	1,130	1,306
5.00%, 11/15/2035	3,775	4,270
5.00%, 02/15/2036	1,735	1,751
5.00%, 09/01/2036	715	736
5.00%, 01/01/2037	2,785	2,884
5.00%, 05/15/2037	500	550
5.00%, 09/01/2037	780	799
5.00%, 08/15/2038	1,000	1,069
5.00%, 09/01/2038	305	311
5.00%, 05/15/2039	1,100	1,202

The accompanying notes are an integral part of these financial statements.

275

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 6.50% – (continued)
5.00%, 08/15/2039	$1,200	$1,278
5.00%, 08/15/2040	5,000	5,309
5.00%, 02/15/2041	780	785
5.00%, 07/01/2042	5,200	5,777
5.00%, 08/01/2042	120	120
5.00%, 01/01/2044	4,145	4,292
5.00%, 10/01/2044	800	824
5.00%, 08/01/2049	140	135
5.00%, 05/15/2050 (1)	2,170	2,172
5.00%, 08/15/2053 (1)	1,120	1,215
5.00%, 08/15/2054 (1)	4,645	5,018
5.00%, 08/15/2064 (1)	3,220	3,603
5.25%, 04/01/2040	550	613
5.50%, 10/01/2047	635	649
Illinois Housing Development Authority
0.80%, 07/01/2026	1,000	1,000
2.70%, 10/01/2034	700	639
2.90%, 08/01/2031	1,210	1,184
3.00%, 04/01/2051	1,760	1,740
3.15%, 02/01/2029 (1)	1,500	1,505
3.50%, 04/01/2052	3,170	3,165
3.75%, 04/01/2050	230	231
4.00%, 10/01/2049	950	955
4.25%, 04/01/2028	1,000	1,019
4.38%, 10/01/2041	3,275	3,288
4.50%, 10/01/2048	1,155	1,167
5.00%, 11/01/2027 (1)	6,173	6,214
5.00%, 10/01/2046	2,000	2,104
6.00%, 10/01/2055	15,225	16,803
6.25%, 10/01/2052	3,950	4,231
6.25%, 10/01/2055	4,990	5,611
6.25%, 10/01/2056	5,835	6,606
6.50%, 10/01/2045	5,100	5,816
6.50%, 10/01/2056	2,200	2,529
Illinois Municipal Electric Agency
5.00%, 02/01/2035	4,750	5,428
Illinois Sports Facilities Authority
5.00%, 06/15/2030	950	988
5.25%, 06/15/2032	1,735	1,772
Illinois State Toll Highway Authority
5.00%, 12/01/2031	235	235
5.00%, 12/01/2032	425	426
5.00%, 01/01/2034	1,000	1,002
5.00%, 01/01/2037	1,260	1,262
5.00%, 01/01/2037	5,810	5,818
5.00%, 01/01/2038	28,715	28,751
5.00%, 01/01/2039	9,125	9,136
5.00%, 01/01/2040	9,900	9,912
5.00%, 01/01/2040	10,050	10,062
5.00%, 01/01/2041	2,190	2,328
5.00%, 01/01/2041	13,710	13,724
5.00%, 01/01/2042	6,840	6,984
5.00%, 01/01/2044	5,000	5,184
5.00%, 01/01/2045	2,405	2,523
Illinois State University
3.00%, 04/01/2043	2,430	2,097
5.00%, 04/01/2032	1,745	1,801

The accompanying notes are an integral part of these financial statements.

276

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 6.50% – (continued)
Jackson Perry Etc Counties Community Unit School District No 176 Trico
5.00%, 12/01/2028	$420	$438
5.00%, 12/01/2029	415	438
5.00%, 12/01/2030	360	385
5.00%, 12/01/2031	495	535
5.00%, 12/01/2032	865	936
Jefferson County School District No 82 Bethel
4.10%, 12/01/2043	765	759
5.00%, 12/01/2036	255	277
5.00%, 12/01/2038	295	320
Jersey & Greene County Community Unit School District No 100 Jerseyville
5.00%, 12/01/2027	1,105	1,113
Joliet Regional Port District
5.00%, 12/30/2048	1,500	1,540
5.25%, 12/30/2037	1,030	1,147
Kane Cook & DuPage Counties School District No U-46 Elgin
5.00%, 01/01/2029	400	423
5.00%, 01/01/2032	550	606
5.00%, 01/01/2033	550	612
5.00%, 01/01/2034	650	722
La Grange Park Community Park District
6.50%, 12/01/2042	925	1,088
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru
5.00%, 12/01/2033	2,415	2,683
5.00%, 12/01/2034	1,685	1,881
La Salle County Community Unit School District No 2 Serena
5.25%, 12/01/2036	1,440	1,578
5.50%, 12/01/2040	2,145	2,355
Lake County Community Unit School District No 187 North Chicago
5.00%, 01/01/2032	355	383
5.00%, 01/01/2033	325	353
5.00%, 01/01/2034	370	404
5.00%, 01/01/2035	300	326
5.00%, 01/01/2039	920	979
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2027	2,100	2,104
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2039	1,000	1,109
Madison County Community Unit School District No 7 Edwardsville
5.00%, 12/01/2032	595	652
5.00%, 12/01/2033	645	713
5.00%, 12/01/2034	690	765
Marshall Putnam & Bureau Counties Community Unit School District No 5 Henry
5.00%, 12/01/2042	1,270	1,370
5.00%, 12/01/2044	440	469
5.00%, 12/01/2045	1,080	1,146
5.00%, 12/01/2046	250	263
McHenry & Lake Counties Community Consolidated School District No 26
4.00%, 02/01/2041	750	752
4.00%, 02/01/2042	645	642
McLean County Community Unit School District No 19 Ridgeview
5.25%, 12/01/2041	760	840
5.25%, 12/01/2042	1,265	1,395
5.25%, 12/01/2043	1,390	1,523
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2028	15,615	14,709
0.00%, 06/15/2029	3,470	3,158
0.00%, 12/15/2029	3,745	3,368

The accompanying notes are an integral part of these financial statements.

277

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 6.50% – (continued)
0.00%, 12/15/2029	$5,665	$5,069
0.00%, 12/15/2030	11,000	9,509
0.00%, 12/15/2031	1,015	845
0.00%, 06/15/2038	5,305	3,334
5.00%, 12/15/2028	1,000	1,027
5.00%, 12/15/2028	2,000	2,055
5.00%, 12/15/2032	550	561
Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2031	1,735	1,751
5.25%, 12/01/2032	1,800	2,054
Morgan County School District No 117 Jacksonville
5.00%, 01/01/2040	750	815
5.00%, 01/01/2047	1,200	1,268
Northeastern Illinois University
5.75%, 07/01/2045	1,000	1,083
Northern Illinois University
4.25%, 04/01/2044	3,250	3,191
5.00%, 04/01/2038	670	721
5.00%, 04/01/2039	750	804
5.50%, 04/01/2049	1,600	1,686
Paris Union School District No 95
5.00%, 11/01/2040	470	512
5.00%, 11/01/2041	525	570
5.00%, 11/01/2043	645	695
5.00%, 11/01/2044	475	507
5.00%, 11/01/2045	440	465
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375	1,388
Piatt Champaign & DeWitt Counties Community Unit School District No 25
5.00%, 11/01/2033	1,000	1,006
Regional Transportation Authority
5.00%, 06/01/2034	1,000	1,001
5.75%, 06/01/2033	1,000	1,109
5.75%, 06/01/2034	3,400	3,865
Richland County Community Unit School District No 1
5.00%, 12/01/2035	2,510	2,800
5.00%, 12/01/2044	625	670
5.00%, 12/01/2045	655	697
Rock Island & Mercer Counties Community Unit School District No 300
5.00%, 12/01/2044	425	461
5.00%, 12/01/2045	500	539
Sales Tax Securitization Corp.
5.00%, 01/01/2029	1,000	1,055
5.00%, 01/01/2037	1,140	1,200
5.00%, 01/01/2040	4,445	4,899
5.00%, 01/01/2041	8,290	9,055
5.00%, 01/01/2042	3,000	3,237
5.25%, 01/01/2043	1,100	1,134
5.50%, 01/01/2036	2,000	2,102
Sangamon & Christian Counties Community Unit School District No 3A Rochester
5.50%, 02/01/2040	805	872
5.50%, 02/01/2043	530	570
5.50%, 02/01/2047	920	974
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin
5.00%, 12/01/2040	2,625	2,785
Sangamon County School District No 186 Springfield
5.00%, 02/01/2041	2,500	2,721
5.50%, 06/01/2066	1,390	1,475

The accompanying notes are an integral part of these financial statements.

278

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 6.50% – (continued)
Sangamon Menard Etc Counties Community School District No 8 Pleasant Plains
4.00%, 01/01/2041	$1,075	$1,021
Scott & Morgan Counties Community Unit School District No 1 Winchester
5.00%, 12/01/2027	115	118
5.00%, 12/01/2029	100	106
5.00%, 12/01/2034	860	934
6.00%, 12/01/2038	360	416
6.00%, 12/01/2040	410	472
6.00%, 12/01/2042	925	1,055
Southern Illinois University
4.00%, 04/01/2040	500	494
5.25%, 02/15/2050	4,000	4,196
Southwestern Illinois Development Authority
5.50%, 12/01/2038	6,250	6,899
5.50%, 12/01/2039	6,350	6,988
5.50%, 04/01/2044	5,615	6,203
5.50%, 04/01/2050	9,000	9,542
St Clair & Washington Counties Community Unit School District No 40 Marissa
5.50%, 12/01/2045	1,610	1,765
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2028	200	207
5.00%, 01/01/2041	425	454
5.00%, 01/01/2042	230	245
5.00%, 01/01/2044	250	263
5.00%, 01/01/2044	650	684
5.00%, 01/01/2049	600	613
St Clair County Community Unit School District No 19 Mascoutah
4.00%, 02/01/2033	695	695
St Clair County Public Building Commission
5.25%, 12/01/2054	1,020	1,049
State of Illinois
4.00%, 02/01/2030	3,125	3,146
4.00%, 03/01/2031	1,500	1,543
4.00%, 10/01/2032	1,390	1,414
4.00%, 03/01/2038	1,125	1,118
5.00%, 10/01/2026	2,270	2,283
5.00%, 11/01/2026	2,120	2,136
5.00%, 11/01/2027	1,675	1,724
5.00%, 07/01/2028	2,235	2,332
5.00%, 11/01/2028	12,940	13,328
5.00%, 03/01/2029	2,620	2,765
5.00%, 05/01/2029	2,820	2,984
5.00%, 03/01/2030	1,875	2,009
5.00%, 03/01/2030	11,310	12,120
5.00%, 10/01/2030	5,325	5,750
5.00%, 03/01/2031	11,350	12,314
5.00%, 10/01/2031	1,750	1,881
5.00%, 10/01/2031	6,500	6,781
5.00%, 02/01/2032	4,170	4,564
5.00%, 01/01/2033	415	416
5.00%, 03/01/2033	1,000	1,075
5.00%, 03/01/2034	1,000	1,085
5.00%, 03/01/2034	9,715	10,406
5.00%, 03/01/2035	3,670	3,963
5.00%, 03/01/2035	23,005	24,843
5.00%, 05/01/2035	3,860	4,267
5.00%, 07/01/2035	2,340	2,533
5.00%, 03/01/2036	1,000	1,075

The accompanying notes are an integral part of these financial statements.

279

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 6.50% – (continued)
5.00%, 07/01/2036	$11,055	$11,906
5.00%, 05/01/2038	2,915	3,165
5.00%, 09/01/2038	30,000	32,606
5.25%, 12/01/2030	11,685	12,079
5.25%, 05/01/2043	625	671
5.25%, 05/01/2043	4,680	4,951
5.25%, 05/01/2045	1,950	2,063
6.63%, 02/01/2035	3,808	3,978
State of Illinois Sales Tax Revenue
3.00%, 06/15/2034	1,070	1,002
5.00%, 06/15/2031	5,935	6,455
5.00%, 06/15/2032	4,980	5,473
5.00%, 06/15/2034	7,190	8,026
5.00%, 06/15/2037	2,750	3,074
5.00%, 06/15/2038	2,900	3,223
Staunton Community Unit School District No 6
5.00%, 12/01/2035	1,260	1,390
5.00%, 12/01/2036	1,080	1,185
5.00%, 12/01/2039	1,680	1,823
Taylorville Community Pleasure Driveway & Park District
5.00%, 12/01/2041	440	478
5.00%, 12/01/2042	460	499
5.00%, 12/01/2043	385	415
5.00%, 12/01/2044	510	545
Tazewell County Community High School District No 308 Washington
5.25%, 12/01/2033	1,250	1,347
University of Illinois Auxiliary Facilities System
5.00%, 04/01/2034	3,000	3,397
5.25%, 04/01/2040	5,000	5,582
5.25%, 04/01/2044	1,155	1,265
Village of Bellwood IL
5.00%, 12/01/2032	2,085	2,285
Village of Bolingbrook IL
4.00%, 03/01/2027	1,000	1,007
Village of Bourbonnais IL
5.25%, 12/01/2042	2,840	3,032
Village of Bradley IL
5.00%, 12/15/2041	1,250	1,343
5.00%, 12/15/2041	1,445	1,548
5.00%, 12/15/2043	1,210	1,304
5.00%, 12/15/2044	820	878
5.00%, 12/15/2045	2,495	2,649
Village of Elk Grove Village IL
5.00%, 01/01/2034	1,000	1,010
Village of New Lenox IL
4.00%, 12/15/2043	740	736
Village of Westchester IL
5.00%, 12/15/2043	1,000	1,085
West Chicago Park District
6.00%, 12/01/2045	1,260	1,417
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2029	400	368
0.00%, 01/01/2029	500	460
0.00%, 01/01/2031	300	256
Will County Community Unit School District No 201-U Crete-Monee
4.00%, 01/15/2044	1,000	987
4.00%, 01/15/2045	810	786
5.00%, 01/15/2033	425	470

The accompanying notes are an integral part of these financial statements.

280

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 6.50% – (continued)
5.00%, 01/15/2034	$1,060	$1,183
5.00%, 01/15/2035	675	751
Will County Community Unit School District No 365-U Valley View
0.00%, 11/01/2026	775	768
5.00%, 11/01/2026	1,800	1,814
Will County School District No 114 Manhattan
5.00%, 01/01/2037	370	407
5.00%, 01/01/2038	355	389
5.25%, 01/01/2039	280	309
5.25%, 01/01/2041	1,160	1,271
5.50%, 01/01/2047	4,880	5,226
5.50%, 01/01/2049	1,250	1,326
5.50%, 09/01/2052	2,215	2,332
Will County School District No 86 Joliet
5.00%, 01/01/2049	375	384
Williamson Jackson Etc Counties Community College District No 530 John A Logan Clg
5.00%, 12/01/2035	410	459
5.00%, 12/01/2036	535	595
5.00%, 12/01/2037	510	565
5.00%, 12/01/2038	375	414
Yorkville-Bristol Sanitation District
5.00%, 12/15/2047	1,000	1,045
5.00%, 12/15/2050	1,500	1,548

Total Illinois		1,356,918

Indiana – 1.87%
Avon Community School Building Corp.
3.00%, 01/15/2044	3,650	3,098
5.25%, 07/15/2038	1,000	1,108
5.25%, 07/15/2039	1,250	1,379
5.50%, 07/15/2041	2,000	2,222
Bloomington Redevelopment District
5.25%, 08/01/2036	1,750	1,845
Borden-Henryville Multi-School Building Corp.
5.00%, 07/15/2043	700	752
Brownsburg 1999 School Building Corp.
5.00%, 07/15/2041	2,035	2,200
5.50%, 07/15/2040	1,960	2,130
5.50%, 07/15/2042	6,125	6,610
Carmel Local Public Improvement Bond Bank
3.00%, 07/15/2028	13,655	13,659
5.00%, 07/15/2032	2,680	2,684
Carmel Redevelopment Authority
1.13%, 01/15/2044	2,000	1,170
City of Fort Wayne IN Waterworks Utility Revenue
3.25%, 12/01/2028	400	400
City of La Porte IN Sewage Works Revenue
3.75%, 09/01/2029	2,500	2,500
City of La Porte IN Waterworks Revenue
3.50%, 07/01/2029	2,500	2,500
City of Mishawaka IN
2.00%, 07/01/2038	1,175	908
City of Valparaiso IN
4.50%, 01/01/2034 (2)	1,540	1,591
4.88%, 01/01/2044 (2)	2,750	2,839
City of West Lafayette IN Sewer Revenue
5.00%, 07/01/2044	1,000	1,074

The accompanying notes are an integral part of these financial statements.

281

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Indiana – 1.87% – (continued)
City of Whiting IN
4.00%, 12/01/2044 (1)	$14,670	$14,945
4.00%, 11/01/2047 (1)	10,000	10,186
4.40%, 03/01/2046 (1)	5,245	5,441
Clark-Pleasant Community School Building Corp.
5.00%, 07/15/2043	1,250	1,352
5.00%, 01/15/2044	1,250	1,347
Cowan Community Schools Building Corp.
4.00%, 07/15/2040	545	550
4.00%, 07/15/2041	565	568
4.00%, 07/15/2042	585	587
Crothersville 2000 School Building Corp.
5.00%, 01/15/2041	280	303
5.00%, 01/15/2042	785	847
5.00%, 01/15/2043	590	634
5.00%, 01/15/2044	425	454
5.00%, 01/15/2045	150	159
Duneland School Building Corp.
3.00%, 01/15/2038	1,255	1,151
Freddie Mac Pool
4.25%, 06/01/2041	2,974	2,889
Gary Chicago International Airport Authority
5.00%, 02/01/2037	430	473
5.00%, 02/01/2038	350	383
5.00%, 02/01/2039	295	321
5.25%, 02/01/2042	750	826
Greater Clark Building Corp.
5.00%, 07/15/2042	1,065	1,158
5.00%, 07/15/2043	1,075	1,164
5.00%, 01/15/2044	1,600	1,708
5.00%, 01/15/2045	700	746
6.00%, 07/15/2038	3,025	3,477
Griffith Multi-School Building Corp.
5.00%, 07/15/2042	1,000	1,087
5.00%, 07/15/2043	1,045	1,131
Hamilton Southeastern Consolidated School Building Corp.
5.00%, 07/15/2040	505	558
5.00%, 07/15/2041	715	786
5.00%, 07/15/2042	630	689
5.00%, 07/15/2043	1,000	1,088
5.00%, 01/15/2045	1,590	1,697
Indiana Finance Authority
2.90%, 05/01/2028 (1)	5,400	5,399
2.90%, 05/01/2028 (1)	10,600	10,597
3.75%, 03/01/2031 (1)	1,450	1,458
4.13%, 12/01/2026	2,815	2,820
4.25%, 03/01/2049	755	710
4.50%, 05/01/2035 (1)	1,200	1,209
5.00%, 11/01/2026	1,200	1,208
5.00%, 05/01/2027	700	713
5.00%, 05/01/2029	685	724
5.00%, 07/01/2029	1,195	1,253
5.00%, 11/01/2029	2,350	2,415
5.00%, 09/01/2031	440	441
5.00%, 09/15/2034	675	723
5.00%, 09/15/2035	800	857
5.00%, 09/01/2036	1,000	1,003
5.00%, 09/15/2036	765	817

The accompanying notes are an integral part of these financial statements.

282

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Indiana – 1.87% – (continued)
5.00%, 02/01/2037	$2,000	$2,287
5.00%, 02/01/2038	16,785	19,079
5.00%, 06/01/2040	2,725	2,787
5.00%, 11/15/2041	7,000	7,707
5.00%, 03/01/2044	1,200	1,256
5.00%, 10/01/2054 (1)	4,590	5,008
5.00%, 10/01/2057 (1)	20,565	22,996
5.00%, 10/01/2059 (1)	15,320	17,013
Indiana Housing & Community Development Authority
3.00%, 07/01/2050	430	425
3.00%, 07/01/2051	380	376
3.50%, 01/01/2049	275	275
4.80%, 09/01/2041	4,630	4,759
5.00%, 07/01/2026	320	320
5.00%, 07/01/2026	400	400
5.00%, 01/01/2027	300	303
5.00%, 01/01/2027	575	581
5.00%, 07/01/2027	300	307
5.00%, 07/01/2027	400	409
5.00%, 01/01/2028	600	621
5.00%, 07/01/2028	500	523
Indiana Municipal Power Agency
5.00%, 01/01/2037	4,500	4,500
5.00%, 01/01/2037	7,200	8,236
5.00%, 01/01/2039	11,435	12,920
5.00%, 01/01/2043	8,334	9,094
Indiana Secondary Market for Education Loans, Inc.
4.00%, 06/01/2046	1,230	1,201
Indianapolis Local Public Improvement Bond Bank
4.00%, 01/01/2035	1,725	1,725
5.00%, 01/15/2028	500	518
5.00%, 01/01/2029	1,000	1,002
5.00%, 01/01/2031	1,000	1,001
5.00%, 01/01/2031	10,735	11,586
5.00%, 01/01/2032	2,000	2,184
5.00%, 01/01/2036	615	671
5.00%, 01/01/2038	1,125	1,217
5.00%, 01/01/2039	1,250	1,346
5.00%, 02/01/2053	3,000	3,130
6.00%, 02/01/2048	8,150	9,050
IPS Multi-School Building Corp.
5.25%, 07/15/2041	3,450	3,701
Lawrence Township School Building Corp.
5.00%, 07/15/2038	2,715	3,034
Merrillville Redevelopment Authority
5.00%, 07/15/2043	990	1,045
5.00%, 07/15/2043	1,000	1,056
5.00%, 07/15/2045	750	783
5.00%, 07/15/2045	1,000	1,045
Monroe County Community School Corp.
0.05%, 07/15/2034	995	746
0.05%, 01/15/2035	1,000	732
Mount Vernon of Hancock County Multi-School Building Corp.
5.50%, 07/15/2036	1,000	1,104
5.50%, 07/15/2038	1,000	1,097
New Albany-Floyd County School Building Corp.
5.00%, 07/15/2043	2,000	2,164
5.00%, 07/15/2044	1,300	1,399

The accompanying notes are an integral part of these financial statements.

283

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Indiana – 1.87% – (continued)
Newburgh Chandler Public Library
0.05%, 01/15/2036	$280	$194
Noblesville Redevelopment Authority
5.50%, 01/15/2046	2,020	2,146
North Putnam Middle School Building Corp.
5.00%, 01/15/2044	370	395
Southwest Dubois County Multi-School Building Corp.
5.00%, 07/15/2042	1,260	1,349
5.00%, 01/15/2044	365	387
Speedway Multi-School Building Corp.
5.00%, 07/15/2042	1,000	1,079
Terre Haute Sanitary District
5.00%, 07/01/2038	4,445	4,842
5.00%, 07/01/2039	2,000	2,169
5.00%, 07/01/2040	3,000	3,238
5.00%, 07/01/2041	1,500	1,611
Tri-Creek 2002 High School Building Corp.
5.50%, 07/15/2041	3,875	4,326
5.50%, 07/15/2043	10,130	11,232
Vanderburgh County Redevelopment District
5.00%, 02/01/2027	250	253
5.00%, 02/01/2028	250	257
5.00%, 02/01/2029	250	261
5.00%, 02/01/2030	275	290
5.00%, 02/01/2031	250	267
Warsaw Multi-School Building Corp.
2.50%, 01/15/2036	1,270	1,126
Western Wayne School Building Corp.
4.00%, 07/15/2041	600	600
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2034	1,000	1,129
5.00%, 07/15/2035	1,230	1,383
5.00%, 07/15/2040	2,700	2,930
5.00%, 07/15/2041	1,000	1,081
5.00%, 07/15/2041	2,835	3,064
5.00%, 07/15/2042	500	538
5.00%, 07/15/2042	2,700	2,906
5.00%, 07/15/2043	1,350	1,449
5.00%, 07/15/2043	2,300	2,469
5.25%, 07/15/2038	2,200	2,475
5.25%, 07/15/2041	3,450	3,826
5.25%, 07/15/2043	8,950	9,817
5.25%, 01/15/2044	1,000	1,090
5.25%, 01/15/2044	1,000	1,090
Zionsville Community Schools Building Corp.
5.00%, 07/15/2036	1,185	1,341
5.00%, 07/15/2037	720	809

Total Indiana		389,859

Iowa – 0.76%
Ames Community School District
1.75%, 06/01/2034	3,000	2,529
City of Bondurant IA
5.25%, 06/01/2039	2,075	2,260
5.25%, 06/01/2040	2,265	2,457
5.25%, 06/01/2041	2,000	2,156
City of Coralville IA
4.00%, 06/01/2028	300	297

The accompanying notes are an integral part of these financial statements.

284

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Iowa – 0.76% – (continued)
4.00%, 05/01/2030	$480	$478
5.00%, 05/01/2036	735	778
5.00%, 05/01/2038	1,400	1,473
5.00%, 05/01/2039	350	358
5.00%, 05/01/2040	2,260	2,360
5.00%, 05/01/2041	1,650	1,717
City of Davenport IA
2.00%, 06/01/2036	1,590	1,316
City of Des Moines IA
1.75%, 06/01/2038	1,410	1,051
City of Le Mars IA Water Revenue
5.00%, 06/01/2045	1,005	1,058
City of Pella IA Local Option Sales & Services Tax Revenue
5.00%, 06/01/2038	850	919
5.00%, 06/01/2039	1,000	1,078
5.00%, 06/01/2041	1,970	2,097
5.00%, 12/01/2043	3,000	3,158
College Community School District Infrastructure Sales Services & Use Tax
4.13%, 06/01/2042	3,170	3,191
County of Polk IA
5.00%, 06/01/2039	4,000	4,240
5.25%, 06/01/2042	4,210	4,529
Guthrie County Hospital
4.50%, 02/01/2029	1,000	1,001
Iowa City Community School District
2.25%, 06/01/2035	1,000	837
2.50%, 06/01/2038	2,000	1,603
Iowa Finance Authority
3.50%, 01/01/2049	3,670	3,663
3.95%, 05/15/2056 (1)	880	880
4.00%, 05/15/2046	800	712
5.00%, 08/01/2034	5,450	6,264
5.00%, 08/01/2036	4,545	5,099
6.00%, 11/01/2042 (2)	3,500	3,571
6.25%, 07/01/2054	6,830	7,447
7.25%, 05/15/2038	3,400	3,876
Iowa Student Loan Liquidity Corp.
4.50%, 12/01/2045	2,052	2,071
5.00%, 12/01/2026	600	605
5.00%, 12/01/2026	600	605
5.00%, 12/01/2027	900	924
5.00%, 12/01/2028	1,125	1,171
5.00%, 12/01/2028	1,640	1,707
5.00%, 12/01/2029	530	559
5.00%, 12/01/2029	1,275	1,346
5.00%, 12/01/2030	625	663
5.00%, 12/01/2030	1,000	1,061
5.00%, 12/01/2031	1,330	1,416
5.00%, 12/01/2032	1,270	1,353
5.00%, 12/01/2033	1,000	1,069
5.00%, 12/01/2033	1,950	2,084
5.00%, 12/01/2034	1,100	1,173
5.00%, 12/01/2034	1,640	1,747
PEFA, Inc.
5.00%, 04/01/2032	1,800	1,910
5.00%, 04/01/2033	1,650	1,758
5.00%, 04/01/2034	1,690	1,804
5.00%, 04/01/2035	31,445	33,525

The accompanying notes are an integral part of these financial statements.

285

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Iowa – 0.76% – (continued)
5.00%, 09/01/2049 (1)	$525	$527
State of Iowa Board of Regents
4.25%, 09/01/2043	4,000	4,062
4.38%, 09/01/2045	5,795	5,822
Waterloo Community School District Infrastructure Sales Services & Use Tax
5.00%, 07/01/2047	5,030	5,186
Waukee Community School District
2.00%, 06/01/2036	4,000	3,278
2.13%, 06/01/2039	4,440	3,416
2.13%, 06/01/2040	4,000	3,007

Total Iowa		158,302

Kansas – 0.52%
Butler County Unified School District No 375 Circle
3.00%, 09/01/2033	1,400	1,378
Butler County Unified School District No 394 Rose Hill
5.00%, 09/01/2040	1,310	1,407
City of Abilene KS
3.38%, 03/01/2029	3,000	3,004
City of Garden City KS
4.25%, 06/01/2033 (2)	600	604
City of Manhattan KS
3.75%, 06/01/2031	750	751
City of Prairie Village KS
3.13%, 04/01/2036	665	644
City of Wamego KS Electric Utility System Revenue
5.25%, 09/01/2038	525	587
5.25%, 09/01/2039	1,180	1,312
5.25%, 09/01/2041	1,000	1,090
City of Wichita KS
4.13%, 09/01/2033 (2)	3,500	3,515
City of Wichita KS Water & Sewer Utility Revenue
2.00%, 10/01/2036	2,110	1,716
County of Sumner KS
3.00%, 10/01/2038	1,040	926
Geary County Unified School District No 475
3.00%, 09/01/2039	1,000	884
Johnson & Miami Counties Unified School District No 230 Spring Hills
6.00%, 09/01/2041	1,840	2,155
6.00%, 09/01/2044	1,000	1,156
Johnson County Unified School District No 233 Olathe
5.00%, 09/01/2034	2,155	2,451
5.00%, 09/01/2038	1,025	1,161
5.00%, 09/01/2040	5,980	6,697
5.00%, 09/01/2041	1,280	1,426
Kansas Development Finance Authority
5.00%, 06/01/2043 (1)	9,900	9,987
5.00%, 09/01/2044	6,460	6,901
5.00%, 09/01/2045	7,315	7,765
State of Kansas Department of Transportation
5.00%, 09/01/2035	7,140	8,283
5.00%, 09/01/2036	4,605	5,307
5.00%, 09/01/2037	6,645	7,588
5.00%, 09/01/2038	7,700	8,765
University of Kansas Hospital Authority
5.00%, 03/01/2055 (1)	2,280	2,429
Wyandotte County Unified School District No 500 Kansas City
5.00%, 09/01/2042	2,240	2,412

The accompanying notes are an integral part of these financial statements.

286

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Kansas – 0.52% – (continued)
5.25%, 09/01/2055	$6,855	$7,180
Wyandotte County-Kansas City Unified Government
4.00%, 03/01/2036 (2)	1,000	989
4.75%, 03/01/2041 (2)	1,000	993
5.50%, 03/01/2046 (2)	2,200	2,225
Wyandotte County-Kansas City Unified Government Utility System Revenue
3.00%, 09/01/2045	1,240	1,003
5.00%, 09/01/2035	4,315	4,320

Total Kansas		109,011

Kentucky – 2.39%
City of Ashland KY
5.00%, 02/01/2028	255	263
5.00%, 02/01/2032	395	417
City of Henderson KY
3.70%, 01/01/2032 (2)	6,945	6,982
4.45%, 01/01/2042 (2)	6,920	7,000
County of Carroll KY
1.55%, 09/01/2042 (1)	10,750	10,708
1.75%, 10/01/2034 (1)	1,045	1,040
County of Meade KY
2.95%, 07/01/2060 (1)	2,040	2,040
County of Trimble KY
1.30%, 09/01/2044 (1)	8,250	8,033
Erlanger-Elsmere Board of Education
5.00%, 06/01/2042	1,105	1,180
5.00%, 06/01/2043	1,000	1,064
Kenton County Airport Board
5.25%, 01/01/2037	5,600	6,204
5.25%, 01/01/2040	1,500	1,639
Kentucky Bond Development Corp.
2.60%, 08/15/2055 (1)	20,000	20,000
4.75%, 07/01/2056	2,000	1,982
5.00%, 04/30/2038	825	922
5.00%, 10/31/2038	750	836
5.00%, 10/31/2039	750	831
5.00%, 07/01/2041	800	874
5.00%, 07/01/2042	725	788
5.00%, 09/01/2049	2,700	2,746
5.00%, 08/15/2055 (1)	11,250	12,615
5.25%, 10/31/2045	1,300	1,416
5.25%, 10/31/2046	1,000	1,083
5.25%, 10/31/2051	2,000	2,115
5.50%, 10/31/2056	1,750	1,880
Kentucky Economic Development Finance Authority
5.00%, 08/01/2030	2,160	2,284
5.00%, 07/01/2033	1,000	1,001
5.00%, 01/01/2045	3,680	3,682
Kentucky Housing Corp.
3.15%, 05/01/2030 (1)	3,000	3,009
3.50%, 07/01/2028 (1)	4,300	4,316
6.00%, 07/01/2056	3,855	4,257
6.25%, 07/01/2055	2,920	3,194
6.25%, 07/01/2056	5,475	6,217
Kentucky Municipal Energy Agency
5.00%, 01/01/2036	1,000	1,115
5.00%, 01/01/2037	2,075	2,299
5.00%, 01/01/2038	2,105	2,317

The accompanying notes are an integral part of these financial statements.

287

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Kentucky – 2.39% – (continued)
5.00%, 01/01/2040	$1,500	$1,634
5.00%, 01/01/2041	1,000	1,081
5.00%, 01/01/2045	1,850	1,970
Kentucky Public Energy Authority
4.00%, 02/01/2050 (1)	27,000	27,328
5.00%, 12/01/2033	21,500	22,124
5.00%, 06/01/2034	4,500	4,678
5.00%, 05/01/2036	1,750	1,844
5.00%, 01/01/2055 (1)	73,440	77,643
5.00%, 05/01/2055 (1)	9,805	10,295
5.25%, 04/01/2054 (1)	20,260	21,682
5.25%, 06/01/2055 (1)	30,575	32,395
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,830	1,844
5.00%, 11/01/2026	36,500	36,784
5.00%, 11/01/2027	16,000	16,535
5.00%, 11/01/2028	16,000	16,921
5.00%, 05/01/2029	1,000	1,019
5.00%, 05/01/2029	1,025	1,069
5.00%, 05/01/2032	270	281
5.00%, 04/01/2035	4,000	4,579
5.00%, 10/01/2037	2,125	2,386
5.00%, 04/01/2038	15,140	17,077
5.00%, 10/01/2038	3,070	3,430
5.00%, 11/01/2038	1,000	1,111
5.00%, 11/01/2039	1,100	1,220
5.00%, 03/01/2040	3,510	3,939
5.00%, 10/01/2040	5,120	5,678
5.00%, 10/01/2041	4,035	4,443
5.00%, 03/01/2042	9,385	10,415
5.00%, 04/01/2042	12,515	13,800
Kentucky Turnpike Authority
5.00%, 07/01/2033	340	373
5.00%, 07/01/2035	500	545
Louisville & Jefferson County Metropolitan Sewer District
5.00%, 05/15/2038	9,835	11,024
Louisville/Jefferson County Metropolitan Government
3.80%, 02/01/2035	855	855
5.00%, 10/01/2029	1,000	1,005
5.00%, 10/01/2030	2,500	2,511
5.00%, 10/01/2031	1,000	1,004
5.00%, 10/01/2047 (1)	740	743
5.00%, 10/01/2047 (1)	2,135	2,252
Paducah Electric Plant Board
5.00%, 10/01/2034	5,700	5,723

Total Kentucky		499,589

Louisiana – 0.75%
Capital Area Finance Authority
5.50%, 04/01/2057	6,000	6,567
City of New Orleans LA
5.00%, 12/01/2036	1,000	1,082
5.00%, 12/01/2039	1,000	1,062
5.25%, 12/01/2044	2,000	2,143
5.50%, 12/01/2045	1,550	1,683
City of Ruston LA Sales Tax Revenue
5.00%, 06/01/2032	760	830
5.00%, 06/01/2033	1,225	1,351

The accompanying notes are an integral part of these financial statements.

288

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Louisiana – 0.75% – (continued)
5.00%, 06/01/2034	$400	$444
5.00%, 06/01/2035	500	558
5.00%, 06/01/2036	400	446
City of Shreveport LA
5.00%, 03/01/2035	340	380
5.00%, 03/01/2039	1,015	1,117
5.00%, 03/01/2049	3,870	4,009
5.00%, 03/01/2054	1,250	1,286
5.25%, 03/01/2036	335	381
5.25%, 03/01/2037	225	254
5.25%, 03/01/2038	400	450
5.25%, 03/01/2039	250	280
5.25%, 03/01/2040	690	768
5.25%, 03/01/2042	1,250	1,376
5.50%, 03/01/2045	860	944
City of Shreveport LA Water & Sewer Revenue
5.00%, 12/01/2029	2,280	2,432
Jefferson Parish Consolidated Sewerage District No 1
4.00%, 02/01/2035	1,330	1,360
4.00%, 02/01/2036	750	763
4.00%, 02/01/2038	555	558
4.00%, 02/01/2039	1,110	1,111
4.00%, 02/01/2042	370	360
Jefferson Parish Consolidated Waterworks District No 2
4.00%, 02/01/2037	2,975	3,045
Juban Crossing Economic Development District
5.00%, 09/15/2039	1,100	1,181
5.00%, 09/15/2040	1,155	1,226
5.00%, 09/15/2041	1,210	1,269
5.00%, 09/15/2042	1,120	1,168
5.00%, 09/15/2043	1,335	1,391
5.00%, 09/15/2044	1,400	1,452
Lake Charles Harbor & Terminal District
5.00%, 01/01/2027	440	443
5.00%, 01/01/2028	525	537
Louisiana Housing Corp.
5.00%, 07/01/2026	5,130	5,130
6.25%, 06/01/2055	2,000	2,206
Louisiana Local Government Environmental Facilities & Community Development Auth
4.25%, 11/15/2030 (2)	425	428
5.00%, 10/01/2028	1,045	1,096
5.00%, 12/01/2034	780	855
5.00%, 08/15/2037	20,000	20,319
5.00%, 02/01/2040	2,405	2,615
Louisiana Public Facilities Authority
3.00%, 05/15/2047	2,060	1,564
5.00%, 12/15/2026	300	303
5.00%, 10/01/2027	1,860	1,894
5.00%, 05/15/2030	10,675	11,425
5.00%, 12/15/2030	150	154
5.00%, 05/15/2031	1,250	1,270
5.00%, 12/15/2031	390	401
5.00%, 05/15/2032	1,000	1,015
5.00%, 05/15/2034	200	203
New Orleans Aviation Board
5.00%, 01/01/2028	155	156
5.00%, 01/01/2030	275	277
5.00%, 01/01/2033	740	746

The accompanying notes are an integral part of these financial statements.

289

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Louisiana – 0.75% – (continued)
5.00%, 01/01/2034	$170	$171
5.00%, 01/01/2038	3,775	4,050
5.00%, 01/01/2039	3,785	4,042
5.25%, 01/01/2040	3,265	3,551
5.25%, 01/01/2043	8,500	9,180
Parish of East Baton Rouge Capital Improvements District
5.00%, 08/01/2041	8,115	8,827
5.00%, 08/01/2046	4,000	4,278
Parish of St James LA
6.10%, 12/01/2040 (1)(2)	1,000	1,101
Parish of St John the Baptist LA
3.00%, 06/01/2037 (1)	15,375	15,406
Port New Orleans Board of Commissioners
5.00%, 04/01/2035	1,000	1,021
Rapides Parish School District No 52 Pineville
5.25%, 03/01/2039	280	316
5.25%, 03/01/2040	245	275
5.25%, 03/01/2045	1,500	1,635
St John Baptist Parish Law Enforcement District
5.00%, 03/01/2040	425	458
5.25%, 03/01/2045	1,000	1,074
State of Louisiana
5.00%, 03/01/2040	500	527
West Baton Rouge Parish School Board
5.25%, 03/01/2045	2,000	2,179

Total Louisiana		155,855

Maine – 0.12%
Finance Authority of Maine
4.63%, 12/01/2047 (1)(2)	1,100	1,149
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,480	1,244
5.00%, 07/01/2041	250	270
5.00%, 07/01/2043	300	322
5.00%, 07/01/2043	1,190	1,214
5.25%, 07/01/2042	5,235	5,766
5.25%, 07/01/2051	3,500	3,694
Maine State Housing Authority
6.00%, 11/15/2056	3,000	3,313
Maine Turnpike Authority
5.00%, 07/01/2030	600	651
5.00%, 07/01/2032	1,035	1,152
5.00%, 07/01/2033	1,290	1,450
5.00%, 07/01/2034	1,745	1,974
Town of York ME
0.05%, 10/01/2026	760	754
0.05%, 10/01/2027	755	727
0.05%, 10/01/2028	755	704

Total Maine		24,384

Maryland – 1.22%
City of Baltimore MD
4.00%, 07/01/2036	1,460	1,491
4.50%, 06/01/2033	150	154
5.00%, 07/01/2029	4,770	4,816
5.00%, 09/01/2030	3,000	3,032
5.00%, 09/01/2032	1,000	1,009
5.00%, 07/01/2039	17,520	17,624

The accompanying notes are an integral part of these financial statements.

290

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Maryland – 1.22% – (continued)
5.00%, 07/01/2041	$6,090	$6,110
County of Anne Arundel MD
5.00%, 07/01/2039	1,850	2,010
County of Baltimore MD
3.00%, 03/01/2037	1,210	1,152
County of Cecil MD
2.50%, 08/01/2038	1,335	1,126
County of Frederick MD
1.75%, 10/01/2036	1,890	1,532
3.75%, 07/01/2039	500	479
County of Prince George’s MD
4.70%, 07/01/2026	355	355
5.00%, 07/01/2034	2,000	2,231
Maryland Community Development Administration
3.20%, 09/01/2028	1,680	1,680
3.25%, 03/01/2027	595	596
3.30%, 01/01/2029	1,500	1,518
3.50%, 03/01/2050	455	454
4.00%, 09/01/2049	380	381
5.00%, 09/01/2042	2,000	2,103
5.75%, 09/01/2054	4,245	4,490
6.00%, 03/01/2053	3,520	3,740
Maryland Department of Housing & Community Development
6.25%, 03/01/2056	1,735	1,937
Maryland Economic Development Corp.
3.25%, 09/01/2030	965	940
4.00%, 09/01/2040	410	381
4.00%, 09/01/2050	1,295	1,101
5.00%, 06/01/2028	2,000	2,074
5.00%, 11/12/2028	7,185	7,191
5.00%, 06/30/2038	2,800	2,930
5.00%, 07/01/2039	1,965	2,097
5.00%, 12/31/2039	2,350	2,446
5.00%, 06/30/2040	2,795	2,904
5.00%, 12/31/2040	3,575	3,707
5.00%, 06/30/2041	4,860	5,030
5.00%, 12/31/2041	3,155	3,265
5.00%, 06/30/2042	5,000	5,157
5.00%, 07/01/2044	2,175	2,271
5.00%, 10/01/2045	1,000	1,040
5.38%, 07/01/2038	1,215	1,306
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120	117
4.25%, 07/01/2039	6,075	6,286
4.25%, 07/01/2040	3,310	3,405
5.00%, 07/01/2032	750	751
5.00%, 07/01/2036	2,200	2,482
5.00%, 07/01/2037	3,010	3,372
5.00%, 07/01/2038	2,125	2,126
5.00%, 07/01/2041	2,100	2,315
5.00%, 07/01/2042	6,375	7,000
5.00%, 07/01/2044	4,000	4,344
5.00%, 07/01/2045 (1)	2,075	2,096
5.00%, 07/01/2046	2,000	2,135
5.00%, 08/15/2056 (1)	5,170	5,692
5.00%, 08/15/2056 (1)	5,170	5,772
5.50%, 01/01/2029	1,500	1,515
5.50%, 01/01/2030	1,750	1,766

The accompanying notes are an integral part of these financial statements.

291

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Maryland – 1.22% – (continued)
Maryland Stadium Authority
5.00%, 05/01/2032	$765	$766
5.00%, 06/01/2038	1,760	1,912
Maryland State Transportation Authority
5.00%, 07/01/2034	1,550	1,672
Maryland State Transportation Authority Passenger Facility Charge Revenue
3.00%, 06/01/2036	4,500	4,160
4.00%, 06/01/2029	1,590	1,590
Montgomery County Housing Opportunities Commission
3.85%, 07/01/2034	4,500	4,600
State of Maryland
3.00%, 08/01/2027	6,490	6,525
4.00%, 08/01/2035	1,000	1,031
5.00%, 06/01/2034	2,115	2,361
5.00%, 06/01/2037	6,535	7,198
5.00%, 06/01/2038	21,500	24,474
5.00%, 06/01/2039	6,705	7,506
5.00%, 06/01/2041	22,715	25,728
State of Maryland Department of Transportation
2.00%, 10/01/2034	1,000	877
3.00%, 09/01/2032	5,300	5,302
5.00%, 12/01/2028	1,335	1,416
5.00%, 08/01/2029	700	742
5.00%, 08/01/2035	1,800	1,993

Total Maryland		254,887

Massachusetts – 1.20%
City of Somerville MA
2.00%, 10/15/2038	1,680	1,364
City of Waltham MA
2.13%, 10/15/2039	660	536
Commonwealth of Massachusetts
2.00%, 03/01/2037	4,260	3,524
2.00%, 03/01/2038	1,240	1,001
5.00%, 12/01/2030	1,500	1,513
5.00%, 07/01/2033	5,500	5,500
5.00%, 10/01/2033	4,075	4,585
5.00%, 07/01/2035	1,500	1,575
5.00%, 10/01/2035	10,000	11,160
5.00%, 07/01/2036	7,565	8,719
5.00%, 07/01/2037	4,670	4,676
5.00%, 06/01/2039	10,510	12,029
5.00%, 02/01/2040	5,000	5,682
5.00%, 06/01/2040	10,005	11,390
5.00%, 06/01/2041	5,015	5,672
5.00%, 01/01/2042	5,710	6,268
5.25%, 09/01/2043	7,500	7,788
5.25%, 10/01/2047	2,650	2,831
5.25%, 10/01/2052	5,185	5,470
5.50%, 08/01/2030	1,140	1,250
Massachusetts Bay Transportation Authority Sales Tax Revenue
0.00%, 07/01/2031	4,000	3,425
0.00%, 07/01/2032	3,950	3,260
5.00%, 07/01/2037	12,500	14,195
5.00%, 07/01/2040	1,400	1,424
5.00%, 07/01/2041	4,000	4,403
5.25%, 07/01/2048	7,500	8,053

The accompanying notes are an integral part of these financial statements.

292

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Massachusetts – 1.20% – (continued)
Massachusetts Clean Water Trust
5.00%, 08/01/2031	$1,790	$1,879
5.00%, 02/01/2033	5,000	5,700
5.00%, 02/01/2034	2,335	2,695
Massachusetts Development Finance Agency
5.00%, 07/01/2026	1,140	1,140
5.00%, 10/01/2026	955	958
5.00%, 01/01/2028	1,105	1,132
5.00%, 01/01/2030	520	550
5.00%, 01/01/2031	475	478
5.00%, 10/01/2031	3,000	3,004
5.00%, 01/01/2032	635	639
5.00%, 07/01/2032	1,270	1,293
5.00%, 01/01/2033	540	543
5.00%, 10/01/2033	750	751
5.00%, 01/01/2034	710	714
5.00%, 07/01/2034	500	507
5.00%, 07/01/2034	1,650	1,650
5.00%, 10/01/2034	835	836
5.00%, 10/01/2034	1,900	1,886
5.00%, 01/01/2035	745	748
5.00%, 07/01/2037	2,235	2,236
5.00%, 10/01/2041	1,450	1,451
5.00%, 10/01/2042 (1)	9,660	10,620
5.00%, 07/01/2043	1,000	1,052
5.00%, 07/01/2044	1,250	1,308
5.00%, 10/01/2048	1,770	1,870
5.00%, 10/01/2065 (1)	4,065	4,602
5.25%, 09/01/2032	1,405	1,545
5.25%, 09/01/2034	1,210	1,353
5.25%, 09/01/2035	1,280	1,440
5.25%, 09/01/2037	610	677
5.25%, 09/01/2039	675	742
5.25%, 01/01/2041	605	646
5.25%, 01/01/2042	425	451
5.25%, 06/01/2043	1,500	1,644
5.25%, 01/01/2044	1,020	1,071
5.25%, 06/01/2045	1,000	1,079
5.50%, 07/15/2035 (2)	830	852
6.38%, 07/15/2045 (2)	2,080	2,173
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	3,755	3,118
5.00%, 07/01/2026	5,000	5,000
5.00%, 07/01/2027	1,000	1,017
5.00%, 07/01/2027	1,500	1,525
5.00%, 07/01/2027	2,350	2,390
5.00%, 07/01/2028	1,775	1,834
5.00%, 07/01/2028	2,500	2,582
5.00%, 07/01/2029	1,600	1,695
5.00%, 07/01/2030	1,425	1,528
Massachusetts Housing Finance Agency
4.00%, 12/01/2027	3,000	3,012
4.35%, 12/01/2037	2,405	2,405
Massachusetts Port Authority
5.00%, 07/01/2032	4,220	4,442
Massachusetts School Building Authority
5.00%, 02/15/2037	5,250	6,016
5.00%, 02/15/2038	7,500	8,545

The accompanying notes are an integral part of these financial statements.

293

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Massachusetts – 1.20% – (continued)
5.25%, 02/15/2048	$2,000	$2,043
Massachusetts State College Building Authority
2.13%, 05/01/2046	2,100	1,397

Total Massachusetts		249,757

Michigan – 2.04%
Advanced Technology Academy
3.88%, 11/01/2029	985	976
Allen Park Public School District
5.00%, 11/01/2037	920	1,040
Ann Arbor School District
5.00%, 05/01/2035	6,610	7,611
5.00%, 05/01/2036	1,065	1,215
Avondale School District
5.00%, 11/01/2026	765	771
Cadillac Area Public Schools
5.00%, 05/01/2043	960	997
Calhoun County Hospital Finance Authority
5.00%, 02/15/2028	750	755
Carman-Ainsworth Community Schools
5.00%, 05/01/2046	2,605	2,782
5.00%, 05/01/2049	1,500	1,572
5.00%, 05/01/2052	1,000	1,041
Center Line Public Schools
5.25%, 05/01/2048	3,000	3,167
Chelsea School District
5.00%, 05/01/2042	1,520	1,673
5.00%, 05/01/2043	2,400	2,630
5.00%, 05/01/2044	2,520	2,741
5.00%, 05/01/2045	1,040	1,121
City of Detroit MI
5.00%, 04/01/2034	750	797
5.00%, 04/01/2035	1,400	1,486
5.00%, 04/01/2038	1,235	1,262
City of Grand Rapids MI
5.00%, 04/01/2042	760	832
City of Lansing MI
5.00%, 06/01/2041	4,950	5,384
City of Pontiac MI
5.00%, 04/01/2039	345	378
5.00%, 04/01/2040	545	592
5.00%, 04/01/2043	490	524
City of Royal Oak MI
5.00%, 04/01/2031	1,045	1,087
City of Wyoming MI Water Revenue
5.00%, 12/01/2049	1,045	1,101
5.00%, 12/01/2050	350	368
County of Genesee MI
5.00%, 02/01/2043	1,815	1,994
County of Genesee MI Water Supply System Revenue
5.00%, 11/01/2039	1,000	1,111
Detroit Downtown Development Authority
5.00%, 07/01/2035	1,810	2,028
5.00%, 07/01/2040	1,430	1,556
Four Lakes Special Assessment District
5.00%, 06/01/2036	1,575	1,725
5.00%, 06/01/2038	2,155	2,339
5.00%, 06/01/2041	2,115	2,271

The accompanying notes are an integral part of these financial statements.

294

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 2.04% – (continued)
5.00%, 06/01/2043	$2,090	$2,229
Fraser Public School District
5.00%, 05/01/2047	1,350	1,429
5.00%, 05/01/2050	4,000	4,182
Gerald R Ford International Airport Authority
5.00%, 01/01/2040	1,800	1,949
Grand Rapids Economic Development Corp.
4.13%, 11/01/2030	3,770	3,772
Grand Rapids Public Schools
5.00%, 11/01/2037	1,750	1,820
5.00%, 11/01/2038	1,000	1,038
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000	3,000
5.00%, 07/01/2034	355	395
5.50%, 07/01/2055	4,500	4,849
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2032	215	241
5.00%, 07/01/2034	395	439
5.00%, 07/01/2036	4,300	4,300
5.00%, 07/01/2036	5,235	6,001
5.00%, 07/01/2046	2,625	2,625
5.00%, 07/01/2046	3,120	3,120
5.25%, 07/01/2047	1,285	1,363
5.25%, 07/01/2053	1,145	1,215
Holly Area School District
5.00%, 05/01/2044	485	531
5.00%, 05/01/2048	640	677
5.00%, 05/01/2052	1,000	1,041
Ida Public Schools
5.00%, 05/01/2031	3,430	3,633
Ingham County Building Authority
5.00%, 08/01/2041	1,005	1,105
5.00%, 08/01/2042	790	864
5.00%, 08/01/2043	850	925
5.00%, 08/01/2044	585	633
Karegnondi Water Authority
5.00%, 11/01/2034	1,430	1,465
5.00%, 11/01/2041	2,225	2,263
L’Anse Creuse Public Schools
5.00%, 05/01/2042	1,000	1,101
5.00%, 05/01/2045	1,000	1,078
Lansing Board of Water & Light
5.00%, 07/01/2051 (1)	5,000	5,496
Lansing School District
5.00%, 05/01/2044	850	924
5.00%, 05/01/2045	675	728
Lapeer Community Schools
5.00%, 05/01/2039	2,730	2,942
Lincoln Park School District
5.00%, 05/01/2042	425	462
5.00%, 05/01/2044	535	576
5.00%, 05/01/2047	910	957
5.00%, 05/01/2050	780	811
Michigan Finance Authority
1.20%, 10/15/2030 (1)	1,900	1,822
1.20%, 10/15/2038 (1)	590	566
3.42% (SIFMA Municipal Swap Index Yield + 0.75%), 04/15/2047 (4)	1,350	1,348
3.52% (SIFMA Municipal Swap Index Yield + 0.85%), 12/01/2039 (4)	4,750	4,750

The accompanying notes are an integral part of these financial statements.

295

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 2.04% – (continued)
3.75%, 12/01/2038	$6,600	$6,769
3.88%, 12/01/2044 (1)(2)	9,560	9,563
4.00%, 01/01/2028	4,590	4,597
4.00%, 12/01/2036	6,060	6,068
4.00%, 12/01/2036	7,185	7,189
5.00%, 11/01/2026	500	504
5.00%, 12/01/2026	1,190	1,200
5.00%, 06/01/2027	3,190	3,253
5.00%, 11/01/2027	500	516
5.00%, 04/15/2030	4,155	4,483
5.00%, 06/01/2030	1,725	1,853
5.00%, 06/01/2031	2,895	3,125
5.00%, 04/15/2032	3,165	3,509
5.00%, 06/01/2032	280	301
5.00%, 04/15/2033	1,935	2,124
5.00%, 06/01/2033	510	548
5.00%, 04/15/2034	970	1,060
5.00%, 11/15/2034	1,495	1,504
5.00%, 04/15/2035	555	605
5.00%, 04/15/2036	5,000	5,430
5.00%, 02/01/2037	1,080	1,073
5.00%, 12/01/2037	6,000	6,140
5.00%, 12/01/2039	3,000	3,147
5.00%, 06/01/2040	2,250	2,333
5.00%, 12/01/2042	65	67
5.00%, 12/01/2042	1,710	1,743
5.00%, 11/01/2043	4,280	4,406
5.00%, 12/01/2043 (1)	13,000	13,529
5.00%, 11/01/2044	4,710	4,712
Michigan State Building Authority
3.00%, 10/15/2045	1,950	1,598
5.00%, 10/15/2033	1,000	1,006
5.00%, 04/15/2036	1,950	2,070
5.00%, 04/15/2041	1,530	1,536
Michigan State Hospital Finance Authority
5.00%, 05/15/2033	2,590	2,872
5.00%, 05/15/2035	2,690	3,025
5.00%, 08/15/2055 (1)	5,400	5,922
Michigan State Housing Development Authority
3.00%, 06/01/2052	1,060	1,049
3.50%, 12/01/2050	365	365
3.63%, 04/01/2042 (1)	7,950	7,965
4.65%, 06/01/2041	10,000	10,208
5.00%, 06/01/2053	2,295	2,391
5.50%, 06/01/2053	11,175	11,790
6.00%, 12/01/2056	9,670	10,705
6.25%, 06/01/2055	6,500	7,090
6.25%, 12/01/2055	1,940	2,135
Michigan State University
5.00%, 08/15/2034	1,000	1,150
5.00%, 08/15/2036	2,210	2,506
Michigan Strategic Fund
4.25%, 10/01/2036 (2)	1,905	1,930
4.25%, 12/31/2038	6,500	6,514
5.00%, 12/31/2026	355	357
5.00%, 06/30/2030	3,830	3,955
5.00%, 06/30/2032	150	154
5.00%, 12/31/2043	2,000	2,022

The accompanying notes are an integral part of these financial statements.

296

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 2.04% – (continued)
5.50%, 10/01/2053 (2)	$1,750	$1,785
Michigan Technological University
5.00%, 10/01/2026	270	272
5.00%, 10/01/2027	595	611
5.00%, 10/01/2028	890	932
5.00%, 10/01/2029	2,000	2,127
5.00%, 10/01/2030	355	383
Portage Public Schools
5.00%, 11/01/2028	1,000	1,001
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825	840
5.00%, 07/01/2028	435	452
Saline Area Schools
5.00%, 05/01/2042	1,115	1,227
5.00%, 05/01/2044	1,365	1,485
State of Michigan Trunk Line Revenue
5.00%, 11/15/2035	6,325	6,949
5.00%, 11/15/2040	10,000	11,058
5.50%, 11/15/2044	13,000	14,482
Summit Academy North
4.00%, 11/01/2031	785	762
Township of Grosse Ile MI
5.00%, 04/01/2040	640	707
Trenton Public Schools School District
5.00%, 05/01/2048	700	711
Troy School District
5.00%, 05/01/2047	2,000	2,109
University of Michigan
5.00%, 04/01/2033	560	625
Utica Community Schools
5.00%, 05/01/2040	6,390	7,155
Van Dyke Public Schools
5.25%, 05/01/2045	3,000	3,289
5.50%, 05/01/2050	6,365	6,886
Walled Lake Consolidated School District
5.00%, 05/01/2053	2,250	2,342
5.00%, 05/01/2055	1,600	1,663
Warren Consolidated Schools
5.00%, 05/01/2036	750	856
5.00%, 05/01/2041	2,000	2,150
Warren Woods Public Schools
5.00%, 05/01/2031	1,060	1,078
Wayne County Airport Authority
5.00%, 12/01/2042	1,250	1,275
5.25%, 12/01/2036	350	395
5.25%, 12/01/2037	350	392
5.25%, 12/01/2038	450	504
5.25%, 12/01/2039	700	780
5.25%, 12/01/2040	1,000	1,108
5.25%, 12/01/2040	2,990	3,338
5.25%, 12/01/2040	3,205	3,578
5.50%, 12/01/2042	1,000	1,129
5.50%, 12/01/2042	1,600	1,765
5.50%, 12/01/2043	500	562
5.50%, 12/01/2044	500	558
5.50%, 12/01/2045	1,015	1,122
5.50%, 12/01/2048	3,500	3,725

The accompanying notes are an integral part of these financial statements.

297

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 2.04% – (continued)
Wayne-Westland Community Schools
5.00%, 11/01/2026	$1,000	$1,007
5.00%, 11/01/2027	600	618
5.00%, 11/01/2029	585	620

Total Michigan		425,671

Minnesota – 0.80%
City of Blaine MN
6.00%, 05/01/2036	2,100	2,109
City of Independence MN
4.00%, 07/01/2041	1,500	1,328
City of Maple Grove MN
5.00%, 09/01/2027	570	570
5.00%, 05/01/2031	500	504
5.00%, 05/01/2032	500	504
City of Minneapolis MN
2.46%, 01/01/2038	2,205	1,852
5.00%, 11/15/2034	500	515
5.00%, 11/15/2035	1,645	1,708
5.00%, 11/15/2052 (1)	1,490	1,558
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 08/15/2028	1,500	1,575
5.00%, 08/15/2029	1,250	1,336
5.00%, 08/15/2031	1,650	1,819
5.00%, 08/15/2032	1,850	2,067
City of Rochester MN
5.00%, 11/15/2033	3,865	4,350
5.00%, 11/15/2036	3,620	4,155
5.00%, 11/15/2038	3,915	4,446
City of St Cloud MN
5.00%, 05/01/2036	1,650	1,837
County of Washington MN
2.50%, 02/01/2030	1,120	1,095
Duluth Economic Development Authority
5.00%, 02/15/2033	500	513
5.00%, 02/15/2034	750	768
Edina Independent School District No 273
3.25%, 02/01/2037	7,065	6,921
Elk River Independent School District No 728
2.25%, 02/01/2037	6,555	5,635
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2032	295	322
5.00%, 01/01/2033	2,000	2,200
5.00%, 01/01/2036	1,335	1,434
5.25%, 01/01/2042	5,190	5,625
Minnesota Agricultural & Economic Development Board
5.00%, 11/15/2029	800	847
5.00%, 11/15/2031	875	946
Minnesota Health & Education Facilities Authority
5.00%, 10/01/2053 (1)	1,150	1,208
Minnesota Housing Finance Agency
2.35%, 01/01/2033	450	396
3.00%, 07/01/2051	375	370
3.00%, 01/01/2052	1,745	1,722
5.00%, 08/01/2032	1,400	1,560
5.00%, 08/01/2033	770	856
5.00%, 08/01/2035	920	1,014
6.00%, 07/01/2053	3,395	3,620

The accompanying notes are an integral part of these financial statements.

298

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Minnesota – 0.80% – (continued)
6.00%, 07/01/2056	$8,240	$9,242
6.25%, 07/01/2054	685	737
6.25%, 01/01/2055	2,495	2,764
6.25%, 07/01/2055	7,500	8,385
6.25%, 07/01/2055	7,645	8,518
6.25%, 01/01/2056	1,960	2,156
Minnesota Municipal Gas Agency
5.00%, 09/01/2033	2,000	2,087
5.00%, 09/01/2035	30,375	31,697
Minnesota Office of Higher Education
4.00%, 11/01/2037	990	990
St Peter Independent School District No 508
5.00%, 02/01/2040	1,000	1,064
State of Minnesota
5.00%, 08/01/2037	10,350	11,753
State of Minnesota Department of Iron Range Resources & Rehabilitation
5.00%, 10/01/2037	2,355	2,627
5.00%, 10/01/2038	2,740	3,042
White Bear Lake Independent School District No 624
2.50%, 02/01/2039	5,000	4,201
2.50%, 02/01/2040	4,500	3,717
Willmar Independent School District No 347
3.00%, 02/01/2035	2,700	2,631
Woodbury Housing & Redevelopment Authority
3.20%, 02/01/2046 (1)	1,600	1,606

Total Minnesota		166,502

Mississippi – 0.21%
County of Hinds MS
4.63%, 09/01/2054 (2)	4,000	3,854
Jackson State University Educational Building Corp.
1.40%, 03/01/2034	2,305	1,989
Mississippi Development Bank
4.00%, 10/01/2034 (2)	1,825	1,720
4.00%, 10/01/2041 (2)	1,640	1,403
5.00%, 09/01/2030	1,000	1,007
5.00%, 03/01/2035	400	440
5.00%, 03/01/2035	1,250	1,287
5.00%, 06/01/2039	1,700	1,856
5.00%, 12/01/2039 (2)	2,260	2,249
5.00%, 03/01/2045	2,500	2,608
5.25%, 06/01/2045	1,075	1,158
5.25%, 03/01/2050	1,000	1,040
5.25%, 03/01/2055	3,000	3,101
Mississippi Home Corp.
2.10%, 12/01/2040	2,110	1,651
3.00%, 06/01/2050	2,020	1,987
4.55%, 04/01/2042	1,291	1,309
4.80%, 12/01/2049	2,000	2,033
5.00%, 12/01/2039	2,770	2,999
7.50%, 06/01/2044	715	873
7.50%, 06/01/2049	1,340	1,608
Mississippi Hospital Equipment & Facilities Authority
5.00%, 01/01/2029	910	950
5.00%, 01/01/2033	1,750	1,842
5.00%, 10/01/2036	1,300	1,354
5.00%, 10/01/2040 (1)	1,215	1,225

The accompanying notes are an integral part of these financial statements.

299

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mississippi – 0.21% – (continued)
State of Mississippi
5.00%, 10/01/2049	$2,600	$2,706

Total Mississippi		44,249

Missouri – 1.39%
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	1,000	1,012
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2031	135	139
City of Nixa MO
5.00%, 08/01/2036	635	698
5.00%, 08/01/2037	720	789
City of Poplar Bluff MO
4.50%, 11/01/2035	1,450	1,456
City of St Louis MO Airport Revenue
5.00%, 07/01/2032	1,570	1,596
5.25%, 07/01/2049	4,850	5,155
County of Phelps MO
5.00%, 12/01/2036	1,655	1,803
5.00%, 12/01/2037	1,735	1,878
5.75%, 12/01/2045	1,420	1,545
de Soto School District No 73
5.00%, 03/01/2043	850	895
5.00%, 03/01/2044	300	315
Dexter School District No R-11 Stoddard
5.00%, 03/01/2043	2,600	2,654
5.00%, 03/01/2045	2,875	2,898
East Buchanan County School District No C-1
5.00%, 04/15/2039	600	623
5.00%, 04/15/2040	1,050	1,089
5.00%, 04/15/2041	1,600	1,656
5.00%, 04/15/2042	1,700	1,759
Health & Educational Facilities Authority of the State of Missouri
3.00%, 07/01/2041	1,710	1,483
4.00%, 08/01/2029	480	481
4.00%, 05/01/2036	845	811
4.00%, 02/01/2042	9,400	8,862
4.00%, 07/01/2046	1,790	1,696
4.50%, 10/01/2030 (2)	500	499
5.00%, 02/15/2032	500	527
5.00%, 05/01/2032	530	558
5.00%, 09/01/2032	1,145	1,154
5.00%, 02/15/2033	500	524
5.00%, 05/01/2033	1,115	1,178
5.00%, 06/01/2033	1,550	1,697
5.00%, 11/15/2038	1,160	1,282
5.00%, 11/15/2039	1,750	1,924
5.00%, 11/15/2044	1,250	1,345
5.00%, 05/01/2052 (1)	12,645	13,134
5.00%, 06/01/2052	11,600	12,386
Jackson County Reorganized School District No 7
6.00%, 03/01/2043	1,000	1,159
6.00%, 03/01/2044	1,500	1,731
6.00%, 03/01/2045	1,685	1,928
Jackson County School District No R-IV Blue Springs
5.50%, 03/01/2043	865	976
Jasper County Reorganized School District No R-IX Carthage
5.00%, 03/01/2043	825	884

The accompanying notes are an integral part of these financial statements.

300

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Missouri – 1.39% – (continued)
5.00%, 03/01/2044	$980	$1,044
5.00%, 03/01/2045	900	951
Jefferson City School District
5.50%, 03/01/2043	9,450	10,342
Jefferson County School District No R-1 Northwest
5.25%, 03/01/2041	1,505	1,614
Jefferson County School District No R-VI Festus
5.00%, 04/01/2051	2,250	2,307
Kansas City Industrial Development Authority
5.00%, 03/01/2028	3,350	3,470
5.00%, 03/01/2031	1,045	1,091
5.00%, 03/01/2033	1,725	1,795
Kansas City Land Clearance Redevelopment Authority
5.00%, 02/01/2040 (2)	1,240	1,249
Kansas City School District
5.00%, 04/01/2038	5,100	5,691
Kearney Fire & Rescue Protection District
6.00%, 03/01/2032	340	393
6.00%, 03/01/2033	435	511
6.00%, 03/01/2035	565	673
6.00%, 03/01/2036	515	612
6.00%, 03/01/2037	715	846
6.00%, 03/01/2038	810	957
Lees Summit Industrial Development Authority
3.60%, 08/15/2048	1,345	1,348
Liberty Public School District No 53
5.00%, 03/01/2040	2,290	2,452
Lindbergh School District
5.50%, 03/01/2038	2,310	2,574
Missouri Development Finance Board
5.00%, 12/01/2036	570	628
5.00%, 12/01/2037	670	734
5.00%, 12/01/2038	600	655
Missouri Housing Development Commission
3.25%, 05/01/2051	1,890	1,876
3.25%, 11/01/2052	585	579
4.00%, 05/01/2050	115	116
4.50%, 11/01/2046	2,000	2,018
4.70%, 11/01/2056	2,000	2,011
5.00%, 11/01/2050	3,735	3,851
5.75%, 05/01/2056	11,420	12,387
5.75%, 05/01/2057	9,125	10,096
6.00%, 05/01/2055	7,390	8,152
6.00%, 05/01/2055	8,390	9,240
6.00%, 05/01/2056	10,950	12,014
6.00%, 05/01/2057	12,000	13,379
6.50%, 05/01/2054	1,745	1,947
Missouri State Environmental Improvement & Energy Resources Authority
2.90%, 09/01/2033	2,000	1,892
4.05%, 05/01/2038 (1)	2,225	2,256
Nodaway County School District No R-II Maryville
5.00%, 03/01/2043	2,350	2,466
5.00%, 03/01/2044	1,750	1,832
North Kansas City School District No 74
2.00%, 03/01/2038	1,950	1,527
5.25%, 03/01/2039	6,000	6,574
Orchard Farm R-V School District
2.50%, 03/01/2029	1,455	1,425

The accompanying notes are an integral part of these financial statements.

301

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Missouri – 1.39% – (continued)
5.25%, 04/01/2039	$2,330	$2,425
5.50%, 03/01/2043	2,795	3,160
5.50%, 03/01/2044	3,000	3,358
Osage County School District No R-III
5.00%, 04/15/2044	600	623
Pattonville R-3 School District
5.25%, 03/01/2042	1,125	1,211
5.50%, 03/01/2039	1,120	1,226
Pettis County School District No 200 Sedalia
5.00%, 04/15/2043	2,300	2,391
5.00%, 04/15/2044	2,350	2,438
5.00%, 04/15/2045	1,000	1,034
Platte County R-III School District
6.25%, 03/01/2039	1,645	1,974
6.25%, 03/01/2041	1,580	1,862
Pleasant Hill R-III School District
5.00%, 03/01/2044	2,585	2,631
5.00%, 03/01/2045	2,700	2,739
Springfield School District No R-12
5.00%, 03/01/2040	5,780	6,258
St Charles County School District No R-IV Wentzville
1.88%, 03/01/2039	12,110	9,194
St Louis County Industrial Development Authority
5.50%, 09/01/2033	835	836
St Louis Municipal Finance Corp.
0.00%, 07/15/2034	2,450	1,826
0.00%, 07/15/2035	220	157
Troy Reorganized School District No 3 Lincoln County
5.00%, 03/01/2038	2,865	3,069
5.00%, 03/01/2042	3,000	3,211
Union R-XI School District
5.00%, 03/01/2043	1,500	1,596
Warren County School District No R-III
5.00%, 03/01/2037	3,000	3,138
5.00%, 03/01/2043	1,100	1,124
Warrensburg School District No R-VI
5.75%, 03/01/2044	1,000	1,149
5.75%, 03/01/2045	550	627
Warrenton Fire Protection District
5.00%, 03/01/2035	220	240
5.00%, 03/01/2036	200	217
5.00%, 03/01/2037	240	258
5.00%, 03/01/2038	255	273
5.00%, 03/01/2039	255	273
5.50%, 03/01/2041	400	438
Waynesville R-VI School District
5.00%, 04/15/2039	450	491
5.00%, 04/15/2040	1,035	1,126
5.00%, 04/15/2041	1,135	1,228
5.00%, 04/15/2042	825	889
5.00%, 04/15/2043	880	944
5.00%, 04/15/2045	1,300	1,376
Wright City Fire Protection District
5.00%, 03/01/2038	300	332
5.00%, 03/01/2039	325	359
5.00%, 03/01/2041	350	384
5.00%, 03/01/2042	330	360
5.00%, 03/01/2043	240	262

The accompanying notes are an integral part of these financial statements.

302

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Missouri – 1.39% – (continued)
5.00%, 03/01/2044	$430	$466
5.00%, 03/01/2045	375	404

Total Missouri		291,331

Montana – 0.16%
City of Forsyth MT
3.88%, 07/01/2028	4,500	4,568
County of Gallatin MT
4.00%, 10/15/2032 (2)	3,350	2,820
4.00%, 10/15/2036 (2)	1,665	1,227
4.00%, 10/15/2041 (2)	2,595	1,802
4.00%, 10/15/2046 (2)	1,160	782
4.00%, 10/15/2051 (2)	950	610
Flathead County School District No 44 Whitefish
5.25%, 07/01/2042	635	721
5.25%, 07/01/2043	545	616
5.25%, 07/01/2044	500	561
5.25%, 07/01/2045	520	579
Montana Board of Housing
3.32%, 07/01/2046 (1)	1,500	1,507
4.00%, 06/01/2050	80	81
5.75%, 06/01/2055	4,555	4,903
Montana Facility Finance Authority
4.00%, 01/01/2036	2,230	2,260
4.10%, 11/15/2031	2,000	2,008
4.65%, 11/15/2033	1,000	1,004
5.00%, 06/01/2036	700	719
5.00%, 06/01/2056 (1)	2,545	2,840
5.00%, 02/15/2065 (1)	1,060	1,128
5.25%, 06/01/2050	1,710	1,809

Total Montana		32,545

Nebraska – 0.70%
Beatrice Area Solid Waste Agency
4.00%, 03/15/2036	230	233
4.00%, 03/15/2038	265	267
4.00%, 03/15/2039	200	201
5.00%, 03/15/2033	135	149
Central Plains Energy Project
5.00%, 05/01/2054 (1)	2,795	2,931
5.00%, 08/01/2055 (1)	32,990	35,265
City of Lincoln NE
3.37%, 01/10/2048 (1)	2,500	2,518
City of Lincoln NE Electric System Revenue
5.00%, 09/01/2027	1,710	1,738
City of Omaha NE
3.00%, 04/15/2041	1,100	967
County of Sarpy NE
2.00%, 06/01/2038	2,435	1,905
County of Stanton NE
2.97%, 11/01/2026 (1)	6,800	6,800
2.97%, 06/01/2028 (1)	2,500	2,500
Douglas County Hospital Authority No 3
5.00%, 11/01/2038	350	388
5.25%, 11/01/2043	340	375
5.25%, 11/01/2044	875	956
Nebraska Educational Health Cultural & Social Services Finance Authority
4.00%, 01/01/2036	2,495	2,505

The accompanying notes are an integral part of these financial statements.

303

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Nebraska – 0.70% – (continued)
Nebraska Investment Finance Authority
3.00%, 09/01/2045	$890	$879
3.50%, 09/01/2050	335	335
3.75%, 09/01/2049	145	145
4.00%, 09/01/2049	215	216
5.50%, 03/01/2041	1,270	1,420
6.00%, 09/01/2054	8,690	9,581
6.25%, 03/01/2055	10,660	11,909
Nebraska Public Power District
5.00%, 01/01/2037	2,200	2,522
5.00%, 01/01/2038	1,250	1,423
5.00%, 01/01/2038	1,350	1,536
5.00%, 01/01/2039	1,220	1,379
5.00%, 01/01/2039	1,625	1,836
5.00%, 01/01/2043	410	454
Nebraska State Colleges
5.00%, 07/01/2043	1,250	1,341
North Platte Airport Authority
4.25%, 12/15/2034	290	292
4.25%, 12/15/2036	595	596
4.38%, 12/15/2038	295	296
4.50%, 12/15/2040	265	265
4.63%, 12/15/2042	310	310
4.75%, 12/15/2044	295	293
5.00%, 12/15/2026	220	221
5.00%, 12/15/2027	230	235
5.00%, 12/15/2029	255	266
5.00%, 12/15/2030	130	136
Omaha Airport Authority
5.00%, 12/15/2031	285	287
5.00%, 12/15/2032	900	992
5.00%, 12/15/2033	1,500	1,662
5.00%, 12/15/2034	1,415	1,578
5.00%, 12/15/2036	2,100	2,319
5.25%, 12/15/2039	1,140	1,261
5.25%, 12/15/2040	1,225	1,349
Omaha Public Power District
5.00%, 02/01/2033	1,075	1,196
5.00%, 02/01/2037	2,620	3,007
5.00%, 02/01/2038	1,545	1,763
5.00%, 02/01/2039	2,960	3,357
5.00%, 02/01/2040	2,885	3,257
5.00%, 02/01/2041	3,670	4,113
5.00%, 02/01/2042	4,775	5,329
5.00%, 02/01/2043	2,360	2,624
5.50%, 02/01/2054	10,000	10,743
Omaha School District
1.75%, 12/15/2035	2,170	1,765
Sarpy County Hospital Authority No 1
3.00%, 05/15/2046	1,000	779
Wayne County School District No 17
5.00%, 12/15/2043	1,000	1,035

Total Nebraska		146,000

Nevada – 0.73%
Carson City NV
5.00%, 09/01/2026	550	551

The accompanying notes are an integral part of these financial statements.

304

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Nevada – 0.73% – (continued)
City of Las Vegas NV Special Improvement District No 816
2.75%, 06/01/2036	$405	$347
City of Las Vegas NV Special Improvement District No 818
5.00%, 12/01/2039	995	1,048
City of North Las Vegas NV
6.00%, 06/01/2052 (2)	1,265	1,307
Clark County School District
3.00%, 06/15/2043	19,590	16,810
5.00%, 06/15/2029	4,080	4,257
5.00%, 06/15/2033	410	441
5.00%, 06/15/2034	1,555	1,625
5.00%, 06/15/2034	2,350	2,439
5.00%, 06/15/2036	4,000	4,165
5.00%, 06/15/2038	15,000	16,733
County of Clark Department of Aviation
5.00%, 07/01/2035	7,000	7,651
5.00%, 07/01/2036	2,250	2,450
County of Clark NV
3.00%, 11/01/2035	1,405	1,361
5.00%, 11/01/2028	3,000	3,024
5.00%, 06/01/2035	2,070	2,150
County of Humboldt NV
3.55%, 10/01/2029	690	701
County of Washoe NV
2.00%, 08/01/2034	745	653
3.63%, 03/01/2036 (1)	195	197
3.63%, 03/01/2036 (1)	3,650	3,693
4.13%, 03/01/2036 (1)	1,160	1,181
Henderson Local Improvement Districts
3.00%, 09/01/2036	160	143
3.50%, 09/01/2045	650	537
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043	14,035	14,423
Las Vegas Valley Water District
3.00%, 06/01/2033	2,155	2,144
5.00%, 06/01/2038	2,495	2,842
5.00%, 06/01/2039	40,800	42,779
Nevada Housing Division
4.00%, 10/01/2049	130	131
5.00%, 07/01/2028 (1)	2,060	2,103
Reno-Tahoe Airport Authority
5.25%, 07/01/2042	1,700	1,839
State of Nevada
3.00%, 05/01/2039	2,655	2,475
3.00%, 05/01/2043	3,325	2,947
State of Nevada Department of Business & Industry
5.00%, 07/15/2037	500	500
State of Nevada Highway Improvement Revenue
3.00%, 12/01/2039	2,590	2,391
3.00%, 12/01/2041	1,675	1,530
Tahoe-Douglas Visitors Authority
4.00%, 07/01/2026	1,540	1,540
5.00%, 07/01/2033	845	891
Washoe County School District
3.00%, 06/01/2038	1,000	916

Total Nevada		152,915

The accompanying notes are an integral part of these financial statements.

305

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Hampshire – 1.28%
New Hampshire Business Finance Authority
0.00%, 12/01/2034 (2)	$1,000	$574
0.00%, 12/15/2034 (2)	4,750	2,768
0.00%, 01/20/2041 (1)	16,312	16,043
0.00%, 02/20/2041 (1)	21,401	22,238
0.00%, 10/01/2051 (1)	12,341	12,177
3.63%, 08/20/2039	8,181	7,849
3.88%, 01/20/2038	9,725	9,432
4.00%, 10/20/2036	3,822	3,800
4.00%, 08/15/2039	1,100	1,072
4.13%, 01/20/2034	2,368	2,406
4.13%, 04/20/2043 (1)	2,998	2,932
4.18%, 11/20/2039 (1)	13,288	13,233
4.22%, 11/20/2042 (1)	39,647	38,857
4.25%, 07/01/2027	15,000	15,098
4.25%, 07/20/2041	5,349	5,370
4.25%, 07/20/2041	18,229	17,867
4.38%, 09/20/2036	1,892	1,927
4.42%, 02/20/2043 (1)	19,449	19,786
4.88%, 12/01/2033 (2)	2,500	2,500
5.00%, 08/15/2029	750	792
5.00%, 12/01/2035	2,965	3,267
5.13%, 04/01/2046	105	105
5.25%, 12/01/2035 (2)	1,750	1,750
5.25%, 07/01/2041	1,000	1,055
5.25%, 06/01/2045	2,230	2,391
5.25%, 07/01/2049	4,085	4,121
5.30%, 12/01/2032 (2)	4,253	4,252
5.38%, 04/01/2051	180	180
5.50%, 04/01/2056	225	225
5.63%, 04/01/2061	335	336
5.88%, 12/15/2033 (2)	4,197	4,197
New Hampshire Health & Education Facilities Authority Act
3.30%, 06/01/2038 (1)	4,680	4,690
4.00%, 11/01/2044	2,415	2,399
5.00%, 08/01/2027	1,575	1,611
5.00%, 10/01/2028	1,580	1,587
5.00%, 07/01/2030	5,325	5,783
5.00%, 08/01/2030	305	315
5.00%, 11/01/2031	550	583
5.00%, 10/01/2032	2,825	2,835
5.00%, 11/01/2032	550	587
5.00%, 10/01/2033	4,095	4,108
5.00%, 11/01/2033	275	294
5.50%, 11/01/2027	755	776
5.50%, 11/01/2030	1,160	1,241
New Hampshire Housing Finance Authority
6.25%, 01/01/2055	2,165	2,341
6.50%, 01/01/2056	8,860	9,968
6.50%, 07/01/2056	7,985	9,035

Total New Hampshire		266,753

New Jersey – 2.75%
Camden County Improvement Authority
6.00%, 06/15/2042	790	836
City of Hackensack NJ
2.00%, 09/01/2038	500	393

The accompanying notes are an integral part of these financial statements.

306

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 2.75% – (continued)
County of Essex NJ
2.00%, 08/15/2031	$3,265	$3,016
County of Mercer NJ
2.00%, 02/15/2032	1,180	1,068
2.38%, 02/15/2030	2,020	1,942
Garden State Preservation Trust
5.75%, 11/01/2028	2,220	2,314
Hillsdale School District
2.25%, 08/15/2033	2,175	1,981
Kinnelon School District
2.00%, 02/01/2027	1,165	1,157
2.00%, 02/01/2028	1,235	1,216
New Jersey Economic Development Authority
2.20%, 10/01/2039 (1)	3,900	3,716
3.13%, 07/01/2029	445	443
3.75%, 11/01/2034 (1)	2,480	2,506
4.00%, 06/15/2035	500	511
4.00%, 06/15/2037	600	606
4.00%, 06/15/2038	600	603
5.00%, 06/15/2029	1,000	1,066
5.00%, 06/15/2030	4,000	4,233
5.00%, 06/15/2033	1,300	1,461
5.00%, 06/15/2033	5,000	5,332
5.00%, 07/01/2033	2,000	2,027
5.00%, 11/01/2033	1,500	1,668
5.00%, 06/15/2034	1,000	1,064
5.00%, 06/15/2035	1,595	1,675
5.00%, 11/01/2035	1,415	1,562
5.00%, 06/01/2037	4,000	4,055
5.00%, 10/01/2037	3,500	3,546
5.00%, 10/01/2039 (2)	355	276
5.00%, 01/01/2040 (2)	526	372
5.25%, 09/01/2026 (2)	30,000	30,126
5.25%, 06/15/2036	1,945	2,225
5.50%, 06/15/2030	2,000	2,026
5.63%, 11/15/2030	650	651
New Jersey Educational Facilities Authority
5.00%, 07/01/2064 (1)	15,000	17,232
New Jersey Health Care Facilities Financing Authority
4.00%, 07/01/2038	1,640	1,610
4.00%, 07/01/2039	1,705	1,656
5.00%, 07/01/2028	155	156
5.00%, 09/15/2028	2,030	2,131
5.00%, 07/01/2029	26,500	28,241
5.00%, 09/15/2029	1,645	1,757
5.00%, 09/15/2031	985	1,084
5.00%, 09/15/2033	1,660	1,863
5.00%, 09/15/2033	2,785	3,126
5.00%, 07/01/2034	23,285	26,487
5.00%, 07/01/2035	1,415	1,498
5.00%, 07/01/2036	1,490	1,572
5.00%, 07/01/2036	8,000	8,943
5.00%, 07/01/2037	1,565	1,645
New Jersey Higher Education Student Assistance Authority
4.25%, 12/01/2045	4,500	4,505
4.25%, 12/01/2046	15,515	15,620
4.50%, 12/01/2045	16,500	16,746
5.00%, 12/01/2026	1,330	1,341

The accompanying notes are an integral part of these financial statements.

307

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 2.75% – (continued)
5.00%, 12/01/2026	$1,550	$1,563
5.00%, 12/01/2027	1,455	1,496
5.00%, 12/01/2027	1,470	1,511
5.00%, 12/01/2027	2,965	3,038
5.00%, 12/01/2029	1,565	1,656
5.00%, 12/01/2029	6,570	6,934
5.00%, 12/01/2030	4,805	5,151
5.00%, 12/01/2033	965	1,055
5.00%, 12/01/2035	1,500	1,646
New Jersey Housing & Mortgage Finance Agency
3.38%, 11/01/2027	1,750	1,759
3.38%, 11/01/2027	3,250	3,258
3.55%, 04/01/2027	1,690	1,695
3.65%, 04/01/2028	1,215	1,219
3.80%, 10/01/2032	1,785	1,786
6.00%, 10/01/2055	3,630	3,906
6.50%, 04/01/2056	990	1,103
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	2,600	2,566
0.00%, 12/15/2027	3,260	3,127
0.00%, 12/15/2028	1,020	949
0.00%, 12/15/2029	2,115	1,908
0.00%, 12/15/2030	3,850	3,355
0.00%, 12/15/2030	4,070	3,546
0.00%, 12/15/2031	1,985	1,668
0.00%, 12/15/2031	6,275	5,274
0.00%, 12/15/2033	5,150	4,016
0.00%, 12/15/2037	1,835	1,194
4.00%, 06/15/2034	1,920	1,973
4.00%, 06/15/2037	2,000	2,020
5.00%, 12/15/2028	5,510	5,827
5.00%, 06/15/2029	1,200	1,202
5.00%, 12/15/2029	820	881
5.00%, 06/15/2032	1,910	2,129
5.00%, 06/15/2032	2,725	2,861
5.00%, 06/15/2032	7,440	8,161
5.00%, 12/15/2032	1,940	2,035
5.00%, 06/15/2033	6,385	7,091
5.00%, 12/15/2033	595	634
5.00%, 12/15/2033	2,200	2,303
5.00%, 06/15/2034	1,500	1,672
5.00%, 06/15/2034	4,040	4,472
5.00%, 06/15/2034	4,000	4,552
5.00%, 06/15/2034	9,000	10,241
5.00%, 12/15/2034	650	680
5.00%, 06/15/2035	1,280	1,412
5.00%, 06/15/2036	1,720	1,947
5.00%, 06/15/2037	1,470	1,614
5.00%, 06/15/2037	2,980	3,252
5.00%, 06/15/2037	5,000	5,618
5.00%, 06/15/2038	4,100	4,624
5.00%, 06/15/2038	4,350	4,800
5.00%, 06/15/2038	5,000	5,192
5.00%, 06/15/2038	5,000	5,483
5.00%, 06/15/2038	5,500	6,139
5.00%, 06/15/2038	12,395	13,836
5.00%, 06/15/2039	3,805	4,265
5.00%, 06/15/2040	2,040	2,160

The accompanying notes are an integral part of these financial statements.

308

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 2.75% – (continued)
5.00%, 06/15/2040	$3,090	$3,444
5.00%, 06/15/2041	4,000	4,347
5.00%, 06/15/2042	14,135	15,429
5.25%, 06/15/2036	2,000	2,238
5.25%, 06/15/2039	5,000	5,512
5.25%, 06/15/2041	5,000	5,459
5.25%, 06/15/2041	8,255	9,195
New Jersey Turnpike Authority
4.00%, 01/01/2035	2,035	2,178
5.00%, 01/01/2028	740	755
5.00%, 01/01/2028	4,895	5,083
5.00%, 01/01/2030	3,100	3,286
5.00%, 01/01/2030	4,045	4,360
5.00%, 01/01/2030	4,945	5,330
5.00%, 01/01/2032	3,870	4,306
5.00%, 01/01/2033	4,070	4,588
5.00%, 01/01/2033	14,085	15,877
5.00%, 01/01/2034	1,825	2,080
5.00%, 01/01/2034	2,445	2,787
5.00%, 01/01/2034	10,040	11,443
5.00%, 01/01/2035	1,010	1,161
5.00%, 01/01/2042	3,995	4,387
5.00%, 01/01/2042	10,950	11,897
5.00%, 01/01/2043	4,195	4,601
5.00%, 01/01/2045	12,585	13,636
Passaic County Improvement Authority
4.13%, 07/01/2033	1,000	1,016
Sayreville School District
4.00%, 01/15/2036	5,530	5,738
South Jersey Transportation Authority
5.00%, 11/01/2027	500	516
5.00%, 11/01/2030	1,000	1,096
5.00%, 11/01/2031	1,000	1,112
State of New Jersey
2.00%, 06/01/2034	1,160	1,010
2.00%, 06/01/2036	1,770	1,464
4.00%, 06/01/2031	3,145	3,320
4.00%, 06/01/2032	470	499
Tobacco Settlement Financing Corp.
5.00%, 06/01/2046	1,840	1,812
Toms River Board of Education
3.00%, 07/15/2029	965	943
Township of Freehold NJ
2.00%, 10/15/2032	1,320	1,193
2.00%, 10/15/2037	1,290	1,092
Township of Stafford NJ
2.00%, 10/01/2037	2,195	1,815

Total New Jersey		574,346

New Mexico – 0.25%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400	2,404
5.00%, 07/01/2028	1,700	1,704
City of Farmington NM
2.15%, 04/01/2033	3,000	2,604
3.88%, 06/01/2040 (1)	7,000	7,151
Mesa Del Sol Public Improvement District No 1
4.35%, 10/01/2036 (2)	800	806

The accompanying notes are an integral part of these financial statements.

309

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Mexico – 0.25% – (continued)
4.85%, 10/01/2043 (2)	$800	$810
New Mexico Educational Assistance Foundation
5.00%, 09/01/2026	1,530	1,534
5.00%, 09/01/2027	2,130	2,170
New Mexico Mortgage Finance Authority
2.15%, 07/01/2040	970	736
3.00%, 07/01/2052	5,055	4,975
3.75%, 01/01/2050	260	260
4.25%, 07/01/2049	770	775
4.70%, 09/01/2051	5,635	5,658
5.75%, 03/01/2057	1,965	2,145
New Mexico Municipal Energy Acquisition Authority
5.00%, 06/01/2054 (1)	15,750	16,748
Silver City Consolidated School District No 1
4.00%, 08/01/2040	740	726

Total New Mexico		51,206

New York – 8.12%
Albany County Airport Authority
5.00%, 12/15/2043	1,500	1,547
Berne-Knox-Westerlo Central School District
2.00%, 07/01/2031	1,160	1,058
Build NYC Resource Corp.
5.50%, 07/01/2043	1,230	1,340
5.50%, 12/01/2051	1,450	1,544
Byron-Bergen Central School District
2.00%, 06/15/2033	1,140	1,000
City of Amsterdam NY
4.38%, 03/03/2027	4,250	4,255
City of Mount Vernon NY
5.00%, 05/28/2027 (2)	2,300	2,313
City of New York NY
2.60%, 10/01/2046 (1)	7,600	7,600
3.00%, 08/01/2036	2,500	2,366
3.05%, 04/01/2042 (1)	33,200	33,200
5.00%, 08/01/2027	5,510	5,664
5.00%, 08/01/2028	700	701
5.00%, 01/01/2034	1,575	1,647
5.00%, 12/01/2034	5,000	5,042
5.00%, 05/01/2035	585	642
5.00%, 06/01/2035	10	10
5.00%, 02/01/2036	2,505	2,844
5.00%, 02/01/2036	4,620	5,300
5.00%, 02/01/2037	1,335	1,522
5.00%, 04/01/2039	2,655	2,728
5.00%, 09/01/2039	2,200	2,381
5.00%, 02/01/2040	2,000	2,240
5.00%, 09/01/2044	3,245	3,504
5.00%, 08/01/2047	770	794
5.00%, 09/01/2047	4,200	4,449
5.25%, 09/01/2040	6,500	7,114
5.25%, 10/01/2040	2,275	2,492
5.25%, 09/01/2041	5,355	5,838
5.25%, 02/01/2045	3,300	3,625
5.25%, 03/01/2047	2,165	2,319
5.25%, 03/01/2049	1,620	1,720
Clinton County Capital Resource Corp.
4.50%, 07/01/2040 (2)	1,145	1,176

The accompanying notes are an integral part of these financial statements.

310

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 8.12% – (continued)
5.00%, 07/01/2046 (2)	$1,000	$1,045
County of Nassau NY
5.00%, 04/01/2038	4,265	4,404
County of Suffolk NY
4.00%, 02/01/2028	1,865	1,915
5.00%, 10/01/2026	415	417
5.00%, 06/15/2029	985	1,056
Empire State Development Corp.
3.00%, 03/15/2048	1,000	764
4.00%, 03/15/2038	6,810	6,897
5.00%, 03/15/2036	2,090	2,255
5.00%, 03/15/2037	8,135	8,604
Genesee County Funding Corp.
5.00%, 12/01/2031	375	403
5.00%, 12/01/2032	460	497
5.00%, 12/01/2033	750	807
5.00%, 12/01/2034	700	750
5.00%, 12/01/2035	540	576
Hempstead Town Local Development Corp.
5.53%, 02/01/2040	3,500	3,485
5.89%, 02/01/2032	1,250	1,258
6.24%, 02/01/2047	1,000	1,001
6.47%, 02/01/2033	1,000	1,024
Hudson Yards Infrastructure Corp.
4.00%, 02/15/2038	8,720	8,865
4.00%, 02/15/2044	18,870	18,138
4.00%, 02/15/2047	2,230	2,053
5.00%, 02/15/2032	2,325	2,356
5.00%, 02/15/2035	1,700	1,721
5.00%, 02/15/2042	1,630	1,646
5.00%, 02/15/2042	2,000	2,022
5.00%, 02/15/2045	4,000	4,032
Long Island Power Authority
1.50%, 09/01/2051 (1)	17,225	17,168
3.00%, 09/01/2049 (1)	9,480	9,370
5.00%, 09/01/2033	600	675
5.00%, 09/01/2034	650	728
5.00%, 09/01/2052 (1)	16,450	16,656
Metropolitan Transportation Authority
0.00%, 11/15/2033	1,600	1,243
4.00%, 11/15/2045	5,560	5,315
5.00%, 11/15/2026	1,600	1,613
5.00%, 11/15/2026	2,350	2,369
5.00%, 11/15/2028	2,970	3,094
5.00%, 11/15/2028	4,000	4,227
5.00%, 11/15/2030	730	759
5.00%, 11/15/2031	1,055	1,063
5.00%, 11/15/2033	1,715	1,776
5.00%, 11/15/2033	3,645	3,774
5.00%, 11/15/2034	7,500	7,753
5.00%, 11/15/2034	11,735	12,151
5.00%, 11/15/2037	1,500	1,517
5.00%, 11/15/2037	7,500	7,542
5.00%, 11/15/2047	2,715	2,827
5.25%, 11/15/2049	4,470	4,698
Metropolitan Transportation Authority Dedicated Tax Fund
5.00%, 11/15/2034	275	306
5.00%, 11/15/2036	820	825

The accompanying notes are an integral part of these financial statements.

311

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 8.12% – (continued)
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	$1,500	$1,500
5.00%, 11/15/2056	4,380	4,380
New York City Health & Hospitals Corp.
5.00%, 02/15/2037	3,000	3,413
New York City Housing Development Corp.
1.50%, 11/01/2041	4,065	3,096
2.25%, 11/01/2036	835	708
2.40%, 08/01/2040	2,430	1,968
3.05%, 11/01/2032	2,000	2,000
3.13%, 11/01/2065 (1)	2,240	2,245
3.15%, 05/01/2066 (1)	9,185	9,224
3.25%, 11/01/2065 (1)	27,420	27,589
3.40%, 11/01/2062 (1)	4,380	4,381
3.40%, 11/01/2064 (1)	3,500	3,519
3.63%, 11/01/2063 (1)	8,310	8,369
3.70%, 05/01/2064 (1)	14,330	14,502
3.75%, 05/01/2065 (1)	10,225	10,354
3.80%, 11/01/2063 (1)	1,575	1,588
4.30%, 11/01/2063 (1)	5,675	5,748
5.00%, 05/01/2027	600	611
5.00%, 11/01/2027	855	879
5.00%, 05/01/2028	875	907
5.00%, 11/01/2028	600	627
5.00%, 05/01/2029	300	316
5.00%, 11/01/2029	875	928
5.00%, 11/01/2030	500	542
New York City Municipal Water Finance Authority
4.00%, 06/15/2039	2,500	2,513
5.00%, 06/15/2029	1,100	1,138
5.00%, 06/15/2037	2,185	2,507
5.00%, 06/15/2037	5,000	5,714
5.00%, 06/15/2037	13,000	13,253
5.00%, 06/15/2038	3,000	3,056
5.00%, 06/15/2039	4,000	4,579
5.00%, 06/15/2040	1,130	1,192
5.00%, 06/15/2040	2,115	2,217
5.00%, 06/15/2040	2,200	2,259
5.00%, 06/15/2040	5,000	5,133
5.00%, 06/15/2040	10,000	10,321
5.00%, 06/15/2046	13,000	13,937
5.50%, 06/15/2038	1,795	2,127
5.50%, 06/15/2039	6,325	7,453
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2034	2,500	2,553
5.00%, 07/15/2034	5,000	5,207
5.00%, 07/15/2036	3,005	3,123
5.00%, 07/15/2037	5,000	5,745
5.00%, 07/15/2037	10,135	11,645
New York City Transitional Finance Authority Future Tax Secured Revenue
3.00%, 11/01/2037	9,000	8,342
3.00%, 11/01/2039	1,975	1,773
3.25%, 02/01/2042	6,965	6,125
4.00%, 05/01/2036	2,000	2,046
4.00%, 02/01/2038	4,970	5,032
4.00%, 05/01/2038	24,385	24,615
4.00%, 05/01/2039	5,000	5,015
5.00%, 05/01/2033	2,535	2,631

The accompanying notes are an integral part of these financial statements.

312

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 8.12% – (continued)
5.00%, 08/01/2034	$700	$729
5.00%, 11/01/2034	2,300	2,528
5.00%, 11/01/2034	6,205	7,083
5.00%, 08/01/2035	1,600	1,663
5.00%, 11/01/2035	5,090	5,816
5.00%, 05/01/2036	1,750	1,809
5.00%, 11/01/2036	350	385
5.00%, 11/01/2037	4,165	4,584
5.00%, 11/01/2037	4,555	5,185
5.00%, 11/01/2038	4,000	4,471
5.00%, 02/01/2039	7,240	7,806
5.00%, 05/01/2039	1,290	1,348
5.00%, 05/01/2039	3,370	3,771
5.00%, 05/01/2039	4,430	4,561
5.00%, 08/01/2039	7,030	7,598
5.00%, 11/01/2039	8,995	10,085
5.00%, 11/01/2039	12,405	13,972
5.00%, 02/01/2040	5,240	5,854
5.00%, 05/01/2040	2,840	3,161
5.00%, 02/01/2041	3,375	3,749
5.00%, 02/01/2041	4,465	4,871
5.00%, 02/01/2041	5,000	5,345
5.00%, 05/01/2041	930	1,017
5.00%, 05/01/2041	2,000	2,197
5.00%, 05/01/2041	6,500	7,141
5.00%, 02/01/2042	6,010	6,658
5.00%, 05/01/2042	4,445	4,871
5.00%, 05/01/2042	6,000	6,575
5.00%, 05/01/2042	14,345	14,518
5.00%, 08/01/2042	2,750	2,834
5.00%, 11/01/2042	10,250	11,281
5.00%, 02/01/2043	3,000	3,316
5.00%, 05/01/2043	5,000	5,419
5.00%, 05/01/2044	7,315	7,958
5.00%, 05/01/2046	7,500	7,961
5.00%, 11/01/2046	3,000	3,217
5.00%, 05/01/2048	1,915	2,014
5.25%, 11/01/2037	4,345	4,822
5.25%, 11/01/2037	7,000	7,769
5.25%, 11/01/2045	7,590	8,376
5.25%, 05/01/2048	2,660	2,857
5.25%, 05/01/2048	4,000	4,266
5.25%, 05/01/2055	3,000	3,188
5.50%, 05/01/2041	8,000	9,017
5.50%, 11/01/2045	6,000	6,571
5.50%, 05/01/2047	1,750	1,912
5.50%, 11/01/2049	3,000	3,275
New York Energy Finance Development Corp.
5.00%, 07/01/2056 (1)	11,125	11,494
New York Liberty Development Corp.
2.50%, 11/15/2036	2,600	2,254
2.75%, 11/15/2041	14,370	11,752
4.00%, 02/15/2043	3,550	3,480
4.00%, 02/15/2043	4,250	4,167
5.00%, 11/15/2044 (2)	5,690	5,696
New York Power Authority
5.00%, 11/15/2028	3,000	3,191
5.00%, 11/15/2037	1,000	1,135

The accompanying notes are an integral part of these financial statements.

313

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 8.12% – (continued)
5.25%, 11/15/2040	$1,000	$1,137
New York State Bridge Authority
5.00%, 01/01/2035	565	610
5.00%, 01/01/2036	475	510
5.00%, 01/01/2037	535	571
New York State Dormitory Authority
3.00%, 03/15/2041	3,860	3,398
4.00%, 03/15/2037	3,030	3,073
4.00%, 03/15/2038	5	5
4.00%, 03/15/2039	1,200	1,207
4.00%, 03/15/2040	4,365	4,371
4.00%, 03/15/2042	45	48
4.00%, 03/15/2042	20,400	20,143
4.00%, 03/15/2043	5	5
4.00%, 03/15/2043	5	5
4.00%, 03/15/2043	3,990	3,935
4.00%, 03/15/2045	1,150	1,108
5.00%, 10/01/2029	1,750	1,837
5.00%, 10/01/2030	1,910	1,964
5.00%, 03/15/2033	2,335	2,601
5.00%, 03/15/2033	4,000	4,018
5.00%, 07/01/2034	410	386
5.00%, 10/01/2034	1,375	1,505
5.00%, 10/01/2034	3,745	3,900
5.00%, 03/15/2035	8,525	8,563
5.00%, 03/15/2036	10	12
5.00%, 03/15/2036	3,500	3,847
5.00%, 03/15/2036	3,590	4,147
5.00%, 03/15/2036	4,575	4,962
5.00%, 07/01/2036	735	676
5.00%, 10/01/2036	2,000	2,210
5.00%, 07/15/2037	700	733
5.00%, 10/01/2037	1,700	1,829
5.00%, 10/01/2037	5,000	5,358
5.00%, 02/15/2038	3,335	3,342
5.00%, 03/15/2038	3,400	3,868
5.00%, 07/01/2038	1,225	1,373
5.00%, 10/01/2038	1,500	1,650
5.00%, 10/01/2038	7,200	8,065
5.00%, 03/15/2039	3,970	4,520
5.00%, 07/01/2039	1,445	1,619
5.00%, 10/01/2039	1,170	1,303
5.00%, 10/01/2039	6,360	7,089
5.00%, 03/15/2040	5	6
5.00%, 03/15/2040	1,900	2,105
5.00%, 03/15/2040	4,450	5,036
5.00%, 03/15/2040	12,995	14,285
5.00%, 07/01/2040	3,060	3,387
5.00%, 03/15/2041	1,065	1,146
5.00%, 03/15/2041	1,335	1,383
5.00%, 03/15/2041	6,720	6,912
5.00%, 03/15/2041	7,000	7,822
5.00%, 03/15/2041	8,615	9,493
5.00%, 03/15/2042	11,700	12,984
5.00%, 03/15/2042	12,085	13,260
5.00%, 03/15/2042	15,000	16,611
5.00%, 03/15/2042	15,275	17,086
5.00%, 03/15/2043	5,000	5,533

The accompanying notes are an integral part of these financial statements.

314

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 8.12% – (continued)
5.00%, 03/15/2044	$5	$6
5.00%, 03/15/2044	6,065	6,570
5.00%, 03/15/2045	4,350	4,442
5.00%, 03/15/2048	10,000	10,597
5.25%, 07/01/2041	805	903
5.25%, 10/01/2041	1,500	1,663
5.25%, 07/01/2042	1,000	1,112
5.25%, 10/01/2042	1,230	1,357
5.25%, 10/01/2043	1,625	1,786
5.25%, 07/01/2044	500	554
5.25%, 07/01/2045	550	604
5.25%, 03/15/2052	2,180	2,313
5.50%, 07/01/2043	845	948
5.50%, 07/01/2044	1,750	1,945
5.50%, 07/01/2045	750	827
New York State Environmental Facilities Corp.
5.00%, 06/15/2036	5,410	5,516
New York State Housing Finance Agency
1.10%, 11/01/2061 (1)	6,415	6,284
3.35%, 06/15/2054 (1)	3,425	3,436
3.45%, 06/15/2054 (1)	3,000	3,022
3.60%, 11/01/2044 (1)	2,100	2,124
3.60%, 11/01/2063 (1)	20,000	20,058
3.60%, 11/01/2064 (1)	7,200	7,234
3.80%, 11/01/2062 (1)	7,985	7,988
3.88%, 11/01/2063 (1)	1,150	1,151
New York State Thruway Authority
5.00%, 03/15/2034	2,750	3,069
5.00%, 03/15/2038	10,260	11,221
5.00%, 01/01/2040	1,350	1,535
5.00%, 03/15/2042	5,615	6,057
New York Transportation Development Corp.
4.00%, 01/01/2036	2,785	2,785
4.00%, 12/01/2039	450	450
4.00%, 12/01/2040	500	495
4.38%, 10/01/2045	10,525	10,168
5.00%, 12/01/2028	400	416
5.00%, 12/01/2028	1,300	1,367
5.00%, 01/01/2029	2,080	2,139
5.00%, 12/01/2029	300	321
5.00%, 12/01/2029	7,000	7,374
5.00%, 12/01/2030	250	271
5.00%, 12/01/2031	300	325
5.00%, 01/01/2032	1,300	1,331
5.00%, 12/01/2032	375	406
5.00%, 12/01/2032	2,355	2,551
5.00%, 01/01/2033	5,500	5,620
5.00%, 12/01/2033	985	1,062
5.00%, 12/01/2033	3,650	3,939
5.00%, 12/01/2034	500	538
5.00%, 12/01/2034	3,250	3,423
5.00%, 12/01/2034	6,490	6,975
5.00%, 12/01/2035	500	536
5.00%, 12/01/2035	2,335	2,499
5.00%, 12/01/2036	550	588
5.00%, 12/01/2036	1,360	1,448
5.00%, 12/01/2037	600	639
5.00%, 12/01/2037	3,625	3,842

The accompanying notes are an integral part of these financial statements.

315

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 8.12% – (continued)
5.00%, 12/01/2038	$500	$531
5.00%, 12/01/2039	2,420	2,545
5.00%, 10/01/2040	4,500	4,633
5.00%, 07/01/2041	2,300	2,301
5.00%, 07/01/2046	42,280	42,283
5.25%, 06/30/2037	1,500	1,638
5.25%, 06/30/2038	3,200	3,479
5.25%, 06/30/2039	1,400	1,516
5.25%, 06/30/2040	1,375	1,462
5.25%, 06/30/2040	1,710	1,844
5.50%, 06/30/2039	2,000	2,126
6.00%, 04/01/2035	15,335	17,126
6.00%, 06/30/2043	3,475	3,945
6.00%, 06/30/2050	10,000	10,883
Niagara Area Development Corp.
5.00%, 07/01/2052	1,000	908
Niagara Frontier Transportation Authority Airport System Revenues
5.00%, 04/01/2031	2,350	2,453
5.00%, 04/01/2039	720	739
Oneida County Local Development Corp.
5.00%, 12/01/2027	1,425	1,437
5.00%, 12/01/2028	1,000	1,001
Onondaga Civic Development Corp.
5.00%, 12/01/2033	1,000	1,079
5.00%, 12/01/2040	305	341
5.00%, 12/01/2041	700	781
5.25%, 12/01/2042	1,000	1,133
Port Authority of New York & New Jersey
2.00%, 10/01/2033	7,070	6,219
3.00%, 12/01/2032	5,000	5,019
4.00%, 07/15/2036	2,180	2,202
5.00%, 07/15/2031	8,525	9,127
5.00%, 09/15/2032	2,925	3,012
5.00%, 10/15/2033	6,000	6,083
5.00%, 11/15/2033	5,660	5,702
5.00%, 08/01/2034	7,415	8,090
5.00%, 10/15/2034	2,475	2,509
5.00%, 10/15/2034	6,000	6,730
5.00%, 01/15/2035	150	170
5.00%, 08/01/2035	4,205	4,562
5.00%, 09/15/2035	2,580	2,646
5.00%, 01/15/2036	200	225
5.00%, 04/01/2036	4,135	4,154
5.00%, 11/15/2037	3,125	3,208
5.00%, 01/15/2039	360	387
5.00%, 01/15/2039	450	500
5.00%, 01/15/2040	500	553
5.00%, 01/15/2041	475	522
5.00%, 11/15/2041	1,550	1,558
5.00%, 01/15/2043	2,850	3,186
5.25%, 08/01/2040	2,000	2,165
5.50%, 08/01/2041	11,255	12,313
Riverhead Industrial Development Agency
4.00%, 08/01/2030	1,170	1,181
4.50%, 08/01/2035	970	1,007
Saratoga County Capital Resource Corp.
4.88%, 07/01/2044	4,905	5,118

The accompanying notes are an integral part of these financial statements.

316

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 8.12% – (continued)
St Lawrence County Industrial Development Agency
4.60%, 09/01/2042 (1)	$3,000	$2,979
State of New York Mortgage Agency Homeowner Mortgage Revenue
2.35%, 04/01/2031	1,835	1,724
3.25%, 10/01/2051	3,825	3,787
4.25%, 10/01/2047	510	513
Suffolk County Economic Development Corp.
5.38%, 11/01/2054 (2)	1,210	1,003
Town of Oyster Bay NY
2.00%, 03/01/2033	1,415	1,258
Triborough Bridge & Tunnel Authority
2.00%, 05/15/2045 (1)	2,425	2,371
2.00%, 05/15/2045 (1)	6,375	6,234
4.00%, 11/15/2033	570	606
4.00%, 11/15/2034	115	121
4.00%, 05/15/2040	1,250	1,249
5.00%, 03/15/2027	22,510	22,904
5.00%, 03/01/2028	9,740	10,150
5.00%, 11/15/2032	5,920	6,636
5.00%, 11/15/2033	6,000	6,540
5.00%, 11/15/2034	430	486
5.00%, 11/15/2034	4,165	4,365
5.00%, 11/15/2034	6,250	7,114
5.00%, 11/15/2035	5,000	5,658
5.00%, 11/15/2036	5,000	5,624
5.00%, 11/15/2036	7,500	7,628
5.00%, 11/15/2036	20,000	22,840
5.00%, 11/15/2037	4,500	5,147
5.00%, 11/15/2037	8,920	9,966
5.00%, 11/15/2038	3,905	4,347
5.00%, 05/15/2039	5,000	5,405
5.00%, 11/15/2039	3,000	3,294
5.00%, 11/15/2040	1,000	1,098
5.00%, 05/15/2041	5,075	5,447
5.00%, 11/15/2042	1,910	1,981
5.00%, 11/15/2042	2,900	3,128
5.00%, 11/15/2042	4,000	4,440
5.00%, 11/15/2042	20,000	22,440
5.00%, 11/15/2049	340	352
5.25%, 05/15/2041	1,895	2,086
5.25%, 05/15/2052	4,870	5,109
Triborough Bridge & Tunnel Authority Sales Tax Revenue
5.00%, 05/15/2040	340	373
Ulster County Capital Resource Corp.
5.88%, 09/15/2059 (2)	1,905	1,936
Utility Debt Securitization Authority
5.00%, 12/15/2040	5,000	5,119
5.00%, 12/15/2041	7,800	8,791
Village of Attica NY
3.75%, 03/26/2027	3,000	2,999
Westchester County Local Development Corp.
6.00%, 12/01/2045 (2)	700	736

Total New York		1,699,331

North Carolina – 0.77%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2050 (1)	1,500	1,580

The accompanying notes are an integral part of these financial statements.

317

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
North Carolina – 0.77% – (continued)
City of Asheville NC
5.00%, 04/01/2039	$625	$705
5.00%, 04/01/2040	1,660	1,865
5.00%, 04/01/2042	1,465	1,629
5.00%, 04/01/2043	1,525	1,688
City of Greensboro NC
2.00%, 04/01/2036	280	240
County of Alamance NC
2.00%, 05/01/2034	1,445	1,283
2.00%, 05/01/2035	2,000	1,739
County of Forsyth NC
1.63%, 03/01/2034	1,010	858
County of Gaston NC
5.00%, 03/01/2039	3,625	4,107
County of Johnston NC
2.00%, 02/01/2034	1,060	950
County of Moore NC
2.00%, 06/01/2036	1,385	1,163
Gastonia Housing Authority
4.55%, 12/01/2041	2,244	2,324
Greater Asheville Regional Airport Authority
5.00%, 07/01/2035	1,750	1,880
5.00%, 07/01/2036	1,505	1,609
5.00%, 07/01/2037	1,520	1,632
5.00%, 07/01/2037	1,780	1,894
5.25%, 07/01/2038	1,200	1,301
5.25%, 07/01/2042	1,100	1,176
5.25%, 07/01/2043	2,975	3,199
Inlivian
5.05%, 02/01/2043	2,000	2,144
Nash Health Care Systems
5.00%, 02/01/2045	1,000	1,051
North Carolina Capital Facilities Finance Agency
5.00%, 05/01/2031	1,000	1,087
North Carolina Housing Finance Agency
3.15%, 02/01/2030 (1)	7,000	7,008
3.75%, 07/01/2052	2,325	2,339
4.00%, 01/01/2050	1,790	1,800
5.00%, 04/01/2029 (1)	3,841	3,980
5.50%, 01/01/2054	7,030	7,503
5.75%, 01/01/2054	8,375	8,868
6.00%, 07/01/2053	3,485	3,685
6.25%, 01/01/2055	3,375	3,728
6.25%, 01/01/2055	4,970	5,335
6.25%, 01/01/2055	7,495	8,058
6.25%, 01/01/2056	8,505	9,491
6.25%, 01/01/2057	1,265	1,429
6.25%, 07/01/2057	2,100	2,385
6.50%, 01/01/2056	4,695	5,321
North Carolina Medical Care Commission
3.00%, 02/01/2033	845	824
3.40%, 10/01/2029	1,000	1,003
3.60%, 01/01/2031	1,600	1,601
4.00%, 09/01/2034	2,205	2,244
4.05%, 01/01/2030	810	810
5.00%, 03/01/2028	155	159
5.00%, 10/01/2033	1,000	1,086
5.00%, 10/01/2036	245	264

The accompanying notes are an integral part of these financial statements.

318

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
North Carolina – 0.77% – (continued)
5.00%, 06/01/2038	$6,400	$7,174
5.00%, 06/01/2055 (1)	4,290	4,587
North Carolina State Education Assistance Authority
5.50%, 06/01/2029	1,000	1,052
5.50%, 06/01/2030	2,390	2,545
5.50%, 06/01/2033	3,000	3,276
North Carolina State University at Raleigh
2.38%, 10/01/2044	4,440	3,358
North Carolina Turnpike Authority
5.00%, 01/01/2028	1,700	1,751
5.00%, 01/01/2049	4,030	4,123
Raleigh Housing Authority
5.00%, 08/01/2028 (1)	350	358
5.00%, 08/01/2028 (1)	375	383
5.00%, 09/01/2041 (1)	1,780	1,783
State of North Carolina
2.00%, 06/01/2030	2,005	1,918
2.00%, 03/01/2036	2,230	1,891
5.00%, 03/01/2036	3,350	3,830
5.00%, 03/01/2037	4,515	5,113
Winston-Salem State University
5.00%, 06/01/2034	900	901

Total North Carolina		160,068

North Dakota – 0.30%
City of Grand Forks ND
4.00%, 12/01/2037	675	670
4.00%, 12/01/2041	1,830	1,750
4.00%, 12/01/2046	1,425	1,303
5.00%, 12/01/2027	1,110	1,133
5.00%, 12/01/2028	1,500	1,549
5.00%, 12/01/2031	2,650	2,796
5.00%, 12/01/2034	725	799
5.00%, 12/01/2036	545	594
5.00%, 12/01/2038	500	540
5.00%, 12/01/2040	500	535
5.00%, 12/01/2042	500	532
City of Horace ND
4.50%, 05/01/2039	2,600	2,632
4.75%, 05/01/2052	1,600	1,604
City of Mayville ND
5.00%, 05/01/2033	1,445	1,501
5.25%, 05/01/2038	1,000	1,027
North Dakota Building Authority
5.00%, 12/01/2038	2,000	2,135
North Dakota Housing Finance Agency
3.00%, 07/01/2051	3,045	3,017
3.00%, 01/01/2052	870	860
3.25%, 01/01/2027	415	415
3.25%, 07/01/2027	1,465	1,470
3.30%, 07/01/2028	1,580	1,591
5.00%, 07/01/2042	2,375	2,589
5.75%, 01/01/2054	5,555	5,882
6.00%, 07/01/2055	3,215	3,545
6.25%, 01/01/2054	590	635
6.25%, 01/01/2055	1,185	1,310
North Dakota Public Finance Authority
5.00%, 10/01/2032	4,605	5,198

The accompanying notes are an integral part of these financial statements.

319

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
North Dakota – 0.30% – (continued)
5.00%, 10/01/2033	$8,765	$10,016
Williston Basin School District No 7
4.13%, 08/01/2042	2,340	2,359
4.25%, 08/01/2044	2,535	2,553

Total North Dakota		62,540

Ohio – 1.91%
Akron Bath Copley Joint Township Hospital District
5.25%, 11/15/2031	530	535
5.25%, 11/15/2032	645	651
5.25%, 11/15/2033	1,770	1,786
5.25%, 11/15/2046	1,255	1,266
American Municipal Power, Inc.
4.00%, 02/15/2036	1,975	2,019
4.00%, 02/15/2038	1,985	2,008
5.00%, 02/15/2035	3,285	3,556
Bedford City School District
5.50%, 12/01/2050	6,000	6,353
5.50%, 12/01/2055	7,750	8,164
Buckeye Tobacco Settlement Financing Authority
3.00%, 06/01/2048	6,305	4,533
5.00%, 06/01/2055	11,865	9,289
Chippewa Local School District
5.00%, 12/01/2041	1,170	1,246
City of Cleveland OH Income Tax Revenue
3.00%, 10/01/2036	500	471
3.00%, 10/01/2037	1,000	926
City of Dayton OH Airport Revenue
5.00%, 12/01/2029	1,245	1,254
City of Norwood OH
5.00%, 12/01/2035	750	794
5.00%, 12/01/2041	500	521
Clear Fork Valley Local School District
3.00%, 12/01/2036	1,855	1,700
Clermont County Port Authority
5.00%, 12/01/2029	750	751
5.00%, 12/01/2030	850	851
Cleveland Municipal School District
5.00%, 12/01/2040	450	494
5.00%, 12/01/2041	700	759
5.00%, 12/01/2044	800	856
5.00%, 12/01/2045	575	610
5.00%, 12/01/2046	550	580
Columbus Regional Airport Authority
5.00%, 01/01/2030	3,000	3,184
5.00%, 01/01/2031	4,860	5,215
5.00%, 01/01/2032	4,485	4,864
5.00%, 01/01/2033	4,300	4,706
5.00%, 01/01/2034	3,120	3,439
5.00%, 01/01/2036	6,985	7,687
5.25%, 01/01/2041	1,510	1,653
5.25%, 01/01/2042	7,750	8,444
5.25%, 01/01/2043	15,750	17,089
Columbus-Franklin County Finance Authority
2.70%, 11/15/2033	550	551
4.82%, 11/01/2043	1,000	1,056
5.00%, 12/01/2028 (1)	2,100	2,160
5.13%, 01/01/2044	2,800	3,025

The accompanying notes are an integral part of these financial statements.

320

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 1.91% – (Continued)
County of Allen OH Hospital Facilities Revenue
4.00%, 12/01/2040	$2,000	$1,962
5.00%, 12/01/2029	585	625
5.00%, 11/01/2041	7,250	7,931
County of Fayette OH
5.25%, 12/01/2045	1,980	2,169
5.25%, 12/01/2049	1,500	1,587
5.25%, 12/01/2054	4,000	4,180
County of Franklin OH
5.00%, 11/01/2048	4,350	4,771
5.80%, 05/20/2044	1,150	1,155
County of Hamilton OH
5.00%, 11/15/2049	2,540	2,823
5.25%, 06/01/2043	5,775	6,398
County of Lake OH
5.00%, 12/01/2046	1,890	1,941
County of Montgomery OH
5.25%, 09/01/2044	500	528
County of Muskingum OH
5.00%, 02/15/2044	2,480	2,480
5.00%, 02/15/2048	1,700	1,648
County of Ross OH
5.00%, 12/01/2039	1,900	1,946
County of Scioto OH
5.00%, 02/15/2029	700	717
EHOVE Joint Vocational School District
5.50%, 12/01/2055	2,000	2,103
Forest Hills Local School District
5.00%, 12/01/2044	4,725	4,726
Franklin County Convention Facilities Authority
5.00%, 12/01/2035	8,000	9,039
5.00%, 12/01/2036	8,850	9,918
5.00%, 12/01/2037	9,000	10,026
5.00%, 12/01/2038	2,795	3,099
Gahanna-Jefferson City School District
5.50%, 12/01/2050	775	801
Huber Heights City School District
3.00%, 12/01/2036	2,045	1,878
JobsOhio Beverage System
5.00%, 01/01/2038	8,765	10,006
Lancaster Port Authority
5.00%, 02/01/2055 (1)	3,500	3,713
Miami University/Oxford OH
4.00%, 09/01/2036	1,000	1,021
5.00%, 09/01/2030	475	518
5.00%, 09/01/2034	700	703
Oberlin City School District
5.00%, 11/01/2032	200	223
5.00%, 11/01/2033	405	455
5.00%, 11/01/2034	300	340
5.00%, 11/01/2037	300	334
5.00%, 11/01/2038	300	332
5.00%, 11/01/2039	300	331
Ohio Air Quality Development Authority
3.50%, 08/01/2034 (1)	4,000	4,014
3.70%, 04/01/2028	5,045	5,085
3.75%, 01/15/2028 (2)	4,775	4,794
3.75%, 01/01/2029	11,000	11,113

The accompanying notes are an integral part of these financial statements.

321

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 1.91% – (Continued)
3.88%, 01/01/2036	$2,600	$2,611
4.00%, 09/01/2030 (1)	1,500	1,510
4.25%, 01/15/2038 (2)	1,500	1,507
4.25%, 11/01/2039 (1)	9,985	10,072
4.35%, 06/30/2040	4,400	4,460
4.50%, 01/15/2048 (2)	2,790	2,704
Ohio Higher Educational Facility Commission
5.00%, 01/01/2032	235	251
5.00%, 05/01/2032	635	635
5.00%, 01/01/2033	285	304
5.00%, 05/01/2033	430	448
5.00%, 01/01/2034	515	547
5.25%, 01/01/2035	685	734
5.25%, 01/01/2036	500	534
5.25%, 01/01/2037	420	446
Ohio Housing Finance Agency
3.15%, 01/01/2044 (1)	5,000	5,015
3.37%, 03/01/2028 (1)	2,700	2,706
4.50%, 03/01/2050	75	76
5.00%, 09/01/2028	50	52
5.00%, 03/01/2029	50	53
5.00%, 09/01/2029	100	107
5.00%, 03/01/2030	100	107
5.00%, 09/01/2030	100	108
5.00%, 03/01/2031	100	109
5.00%, 09/01/2031	100	110
5.00%, 03/01/2032	75	82
5.00%, 09/01/2032	100	110
5.00%, 03/01/2033	150	165
5.00%, 09/01/2033	75	83
5.00%, 04/01/2045	1,470	1,537
5.00%, 03/01/2052	655	679
6.25%, 03/01/2056	6,045	6,628
6.50%, 03/01/2056	1,995	2,266
7.50%, 03/01/2049	2,000	2,419
Ohio State University
4.00%, 12/01/2040	8,135	8,165
Ohio Turnpike & Infrastructure Commission
5.00%, 02/15/2039	1,100	1,209
Ohio Water Development Authority
5.00%, 12/01/2031	600	670
5.00%, 06/01/2032	350	394
5.00%, 06/01/2033	350	396
5.00%, 12/01/2033	400	451
5.00%, 06/01/2034	300	338
5.00%, 12/01/2034	425	478
5.00%, 06/01/2035	500	560
5.00%, 12/01/2035	600	671
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 12/01/2036	3,000	3,185
Port of Greater Cincinnati Development Authority
3.75%, 12/01/2031 (2)	720	731
4.75%, 03/01/2036 (2)	800	804
5.00%, 03/01/2041 (2)	305	306
5.00%, 12/01/2055	1,000	1,025
5.00%, 12/01/2060	1,000	1,023
5.63%, 03/01/2046 (2)	390	396
5.75%, 03/01/2059 (2)	2,000	2,004

The accompanying notes are an integral part of these financial statements.

322

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 1.91% – (Continued)
State of Ohio
2.75%, 01/01/2052 (1)	$2,215	$2,207
3.90%, 01/15/2050 (1)	10,500	10,631
4.00%, 01/01/2034	5,000	5,042
5.00%, 02/01/2028	1,295	1,348
5.00%, 03/01/2028	690	720
5.00%, 03/01/2028	860	897
5.00%, 03/15/2028	1,725	1,801
5.00%, 01/01/2029	5,685	6,006
5.00%, 01/01/2030	1,170	1,209
5.00%, 01/01/2032	7,645	8,449
5.00%, 12/15/2032	1,000	1,092
5.00%, 12/15/2033	1,000	1,088
5.00%, 12/15/2034	1,000	1,085
5.00%, 12/31/2035	1,010	1,011
5.00%, 10/01/2036	2,895	3,013
5.00%, 12/31/2039	4,110	4,111
5.00%, 03/01/2040	3,200	3,481
Summit County Development Finance Authority
5.00%, 07/01/2045	1,000	1,045
5.25%, 07/01/2055	5,500	5,682
5.50%, 07/01/2060	5,000	5,236
University of Akron
4.00%, 01/01/2027	115	116
4.00%, 01/01/2027	2,665	2,678
5.00%, 01/01/2034	1,215	1,217
5.00%, 01/01/2035	1,515	1,517
5.00%, 01/01/2037	2,625	2,625
5.00%, 01/01/2037	4,050	4,054
5.00%, 01/01/2038	2,055	2,055
5.00%, 01/01/2038	3,170	3,173
Warren County Port Authority
4.00%, 12/01/2041	570	542
6.00%, 12/01/2042	1,000	1,086
Youngstown State University
3.00%, 12/15/2033	730	705

Total Ohio		399,382

Oklahoma – 0.85%
Cache Educational Facilities Authority
5.00%, 09/01/2034	1,500	1,631
Canadian County Educational Facilities Authority
5.00%, 09/01/2026	330	331
Cleveland County Home Loan Authority
6.00%, 07/01/2056	2,735	3,050
Edmond Public Works Authority
5.00%, 07/01/2037	400	429
5.00%, 07/01/2038	425	455
5.00%, 01/01/2039	450	481
Garvin County Educational Facilities Authority
4.63%, 09/01/2040	1,000	989
Grady County School Finance Authority
5.00%, 09/01/2028	375	389
5.00%, 09/01/2030	1,235	1,283
5.13%, 12/01/2038	955	1,035
5.13%, 12/01/2039	510	550
5.13%, 12/01/2040	560	600

The accompanying notes are an integral part of these financial statements.

323

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Oklahoma – 0.85% – (continued)
Grand River Dam Authority
5.00%, 06/01/2038	$2,000	$2,211
Kingston Economic Development Authority
5.00%, 08/20/2029	410	433
5.00%, 08/20/2030	305	327
5.00%, 08/20/2031	560	607
Lawton Industrial Development Authority
5.00%, 07/01/2051	1,750	1,811
Lincoln County Educational Facilities Authority
3.25%, 10/15/2034	4,945	4,784
McClain County Economic Development Authority
5.00%, 09/01/2027	200	204
5.00%, 09/01/2029	315	332
5.00%, 09/01/2030	200	213
5.00%, 09/01/2031	200	215
5.00%, 09/01/2032	400	434
5.25%, 09/01/2037	1,000	1,104
5.25%, 09/01/2038	1,000	1,100
5.25%, 09/01/2039	1,000	1,096
Mcintosh County Educational Facilities Authority
5.00%, 09/01/2038	1,320	1,393
Muskogee Industrial Trust
4.00%, 09/01/2029	3,010	3,029
Oklahoma Capitol Improvement Authority
5.00%, 07/01/2035	750	864
5.00%, 07/01/2036	775	889
5.00%, 07/01/2037	1,550	1,766
5.00%, 07/01/2038	1,000	1,131
5.25%, 07/01/2050	1,750	1,895
Oklahoma City Airport Trust
5.00%, 07/01/2026	2,195	2,195
5.00%, 07/01/2031	2,820	2,920
Oklahoma City Public Property Authority
5.00%, 06/01/2032	8,795	9,815
5.00%, 06/01/2033	9,530	10,762
5.00%, 06/01/2034	10,375	11,846
Oklahoma County Finance Authority
5.00%, 10/01/2030	800	868
5.00%, 10/01/2031	1,600	1,761
5.00%, 09/01/2032	2,870	3,011
Oklahoma Development Finance Authority
5.00%, 08/01/2026	75	75
5.00%, 08/01/2030	1,010	1,039
Oklahoma Housing Finance Agency
4.75%, 09/01/2055	2,860	2,888
4.95%, 09/01/2045	560	582
6.25%, 09/01/2056	4,455	4,973
6.50%, 09/01/2054	425	473
6.50%, 03/01/2056	6,305	7,074
Oklahoma Industries Authority
5.00%, 04/01/2028	5,945	6,188
5.00%, 04/01/2032	8,900	9,855
Oklahoma Municipal Power Authority
5.25%, 01/01/2051	2,750	2,973
Oklahoma Turnpike Authority
5.00%, 01/01/2027	3,000	3,037
5.00%, 01/01/2028	2,905	3,016
5.00%, 01/01/2039	4,400	4,984

The accompanying notes are an integral part of these financial statements.

324

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Oklahoma – 0.85% – (continued)
5.00%, 01/01/2041	$5,450	$6,074
5.00%, 01/01/2042	4,850	5,381
5.00%, 01/01/2043	4,300	4,721
5.50%, 01/01/2053	7,000	7,470
5.50%, 01/01/2054	2,500	2,735
Oklahoma Water Resources Board
3.00%, 10/01/2041	1,545	1,367
5.00%, 10/01/2038	565	622
5.00%, 10/01/2039	530	581
5.00%, 10/01/2051	3,000	3,130
Ottawa County Educational Facilities Authority
4.00%, 09/01/2031	1,240	1,246
4.00%, 09/01/2032	1,195	1,199
Stillwater Utilities Authority
5.00%, 10/01/2037	1,000	1,093
5.00%, 10/01/2038	675	738
5.00%, 10/01/2039	725	790
Tulsa County Home Finance Authority
5.75%, 01/01/2056	3,850	4,190
Tulsa County Independent School District No 9 Union
2.00%, 04/01/2027	2,675	2,657
Tulsa Industrial Authority
5.00%, 10/01/2031	2,000	2,003
Tulsa Municipal Airport Trust Trustees
6.25%, 12/01/2035	3,500	3,964

Total Oklahoma		177,357

Oregon – 1.15%
Astoria Hospital Facilities Authority
5.00%, 08/01/2034	3,130	3,424
5.25%, 08/01/2037	1,955	2,135
5.25%, 08/01/2039	1,100	1,186
5.25%, 08/01/2040	1,000	1,071
City of Forest Grove OR
5.00%, 05/01/2027	1,195	1,206
5.00%, 05/01/2029	1,315	1,360
City of Portland OR Sewer System Revenue
5.00%, 12/01/2047	2,000	2,107
City of Redmond OR
5.00%, 06/01/2035	795	885
5.00%, 06/01/2039	1,000	1,087
5.00%, 06/01/2040	1,785	1,926
5.25%, 06/01/2041	1,250	1,370
5.25%, 06/01/2044	2,185	2,354
5.50%, 06/01/2052	1,000	1,058
City of Umatilla OR
0.00%, 06/01/2038	185	112
0.00%, 06/01/2041	2,490	1,285
0.00%, 06/01/2042	1,255	611
0.00%, 12/01/2045	1,225	476
Clackamas County School District No 7J Lake Oswego
5.00%, 06/01/2038	3,030	3,487
5.00%, 06/01/2040	6,230	7,080
5.00%, 06/01/2043	1,000	1,106
Coos County School District No 9 Coos Bay
5.00%, 06/15/2043	1,010	1,039
County of Clackamas OR
1.75%, 06/01/2038	1,215	945

The accompanying notes are an integral part of these financial statements.

325

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Oregon – 1.15% – (continued)
Deschutes & Jefferson Counties School District No 2J Redmond
5.00%, 06/15/2040	$700	$779
5.00%, 06/15/2041	700	775
5.00%, 06/15/2042	1,245	1,370
5.00%, 06/15/2043	2,300	2,523
5.00%, 06/15/2044	2,000	2,176
Deschutes County Administrative School District No 1 Bend-La Pine
3.00%, 06/15/2029	3,000	2,999
Hillsboro School District No 1J
5.00%, 06/15/2028	1,525	1,560
Metro
5.00%, 06/15/2042	5,450	5,519
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow
0.00%, 06/15/2034	7,150	5,143
Multnomah-Clackamas Counties Centennial School District No 28JT
5.00%, 06/15/2045	950	991
Oregon City School District No 62
0.00%, 06/15/2030	800	712
Oregon Health & Science University
5.00%, 07/01/2038	1,000	1,001
5.00%, 07/01/2046 (1)	555	588
Oregon State Facilities Authority
5.00%, 06/01/2030	5,000	5,364
5.00%, 10/01/2031	1,085	1,086
Oregon State Lottery
5.00%, 04/01/2037	1,000	1,144
5.00%, 04/01/2039	1,500	1,693
5.25%, 04/01/2045	2,000	2,221
Pacific Communities Health District
5.00%, 06/01/2032	1,150	1,151
Port of Morrow OR
5.15%, 10/01/2026 (2)	25,790	25,795
Port of Portland OR Airport Revenue
5.00%, 07/01/2028	1,000	1,043
5.00%, 07/01/2029	750	782
5.00%, 07/01/2031	1,000	1,009
5.00%, 07/01/2032	12,930	14,224
5.00%, 07/01/2033	1,375	1,446
5.00%, 07/01/2035	3,240	3,266
5.00%, 07/01/2036	2,200	2,409
5.00%, 07/01/2038	3,250	3,509
5.00%, 07/01/2038	4,440	4,837
5.00%, 07/01/2038	7,075	7,708
5.00%, 07/01/2039	4,660	5,047
5.00%, 07/01/2039	8,790	9,520
5.00%, 07/01/2045	2,420	2,488
5.25%, 07/01/2039	7,000	7,664
5.25%, 07/01/2042	2,450	2,674
5.25%, 07/01/2043	18,730	20,187
5.25%, 07/01/2044	7,710	8,327
5.50%, 07/01/2048	2,835	3,007
Salem Hospital Facility Authority
4.00%, 05/15/2030	190	193
4.00%, 05/15/2041	1,590	1,537
State of Oregon
5.00%, 08/01/2036	890	1,029
5.00%, 08/01/2037	710	813
5.00%, 08/01/2038	1,290	1,467

The accompanying notes are an integral part of these financial statements.

326

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Oregon – 1.15% – (continued)
5.00%, 06/01/2039	$3,875	$4,370
5.00%, 06/01/2040	2,500	2,805
5.00%, 05/01/2041	3,750	4,177
5.25%, 05/01/2043	2,385	2,706
5.25%, 05/01/2044	2,000	2,246
5.25%, 06/01/2045	2,500	2,787
State of Oregon Department of Transportation
5.00%, 11/15/2037	4,500	4,791
State of Oregon Housing & Community Services Department
2.65%, 07/01/2039	980	857
6.50%, 07/01/2054	3,295	3,631
Tri-County Metropolitan Transportation District of Oregon
3.00%, 09/01/2044	5	4
5.00%, 09/01/2044	1,500	1,671
Washington & Clackamas Counties School District No 23J Tigard-Tualatin
5.00%, 06/15/2039	1,000	1,132
Washington & Multnomah Counties School District No 48J Beaverton
0.00%, 06/15/2037	2,000	1,305
0.00%, 06/15/2040	2,750	1,508

Total Oregon		240,076

Other Territory – 0.17%
FHLMC Multifamily VRD Certificates
0.00%, 08/25/2041 (1)	21,479	22,536
0.00%, 12/25/2042 (1)	7,794	8,177
Freddie Mac Multifamily ML Certificates
0.00%, 07/25/2038 (1)	535	552
0.00%, 12/25/2038 (1)	1,969	1,814
FRETE 2026-ML33 Trust
4.64%, 10/25/2040 (7)	2,495	2,601

Total Other Territory		35,680

Pennsylvania – 3.26%
Adams County General Authority
3.60%, 06/01/2029	700	700
Allegheny County Airport Authority
4.00%, 01/01/2046	1,000	944
5.00%, 01/01/2033	2,200	2,413
5.00%, 01/01/2033	6,365	6,778
5.00%, 01/01/2034	3,415	3,774
5.25%, 01/01/2038	1,000	1,094
Allegheny County Higher Education Building Authority
4.00%, 03/01/2032	300	311
4.00%, 03/01/2033	300	309
Allegheny County Hospital Development Authority
5.00%, 07/15/2033	3,275	3,449
Allegheny County Industrial Development Authority
3.50%, 12/01/2031	810	389
4.00%, 12/01/2041	1,720	826
4.25%, 12/01/2050	1,915	919
Allegheny County Sanitary Authority
5.00%, 12/01/2035	750	837
5.00%, 12/01/2036	625	692
5.00%, 12/01/2037	850	938
5.00%, 12/01/2038	1,000	1,098
5.00%, 12/01/2039	700	766
Allentown City School District
5.00%, 02/01/2032	470	495

The accompanying notes are an integral part of these financial statements.

327

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.26% – (continued)
5.00%, 06/01/2037	$1,300	$1,301
Allentown Commercial & Industrial Development Authority
5.00%, 07/01/2032 (2)	1,115	1,156
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027 (2)	255	259
5.00%, 05/01/2028 (2)	550	569
5.00%, 05/01/2032 (2)	1,055	1,062
5.00%, 05/01/2042 (2)	5,070	5,297
6.00%, 05/01/2042 (2)	450	476
Blue Mountain School District
5.00%, 08/01/2040	3,335	3,610
Bucks County Industrial Development Authority
5.00%, 07/01/2038	1,000	1,044
5.00%, 07/01/2039	1,000	1,039
Capital Region Water Sewer Revenue
5.00%, 07/15/2042	1,250	1,264
Catasauqua Area School District
5.00%, 05/15/2045	1,835	1,886
Chester County Health & Education Facilities Authority
5.00%, 10/01/2032	2,540	2,596
5.00%, 10/01/2033	1,315	1,343
Chester County Industrial Development Authority
4.00%, 10/01/2039 (2)	1,325	1,255
5.25%, 10/15/2047	375	342
Chester County School Authority
5.00%, 04/01/2041	600	642
5.00%, 04/01/2042	500	531
5.00%, 04/01/2043	425	451
5.00%, 04/01/2044	600	632
5.00%, 04/01/2045	900	945
City of Erie Higher Education Building Authority
5.00%, 05/01/2027	285	288
City of Philadelphia PA
5.00%, 08/01/2027	1,500	1,540
5.00%, 02/01/2029	3,175	3,359
City of Philadelphia PA Airport Revenue
4.00%, 07/01/2037	2,085	2,092
5.00%, 07/01/2027	1,520	1,557
5.00%, 07/01/2029	230	243
5.00%, 07/01/2030	1,000	1,020
5.00%, 07/01/2031	2,000	2,038
5.00%, 07/01/2032	3,100	3,157
5.00%, 07/01/2033	4,315	4,392
5.00%, 07/01/2040	2,500	2,716
5.00%, 07/01/2042	6,325	6,395
5.25%, 07/01/2041	895	994
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165	1,174
5.00%, 10/01/2043	2,500	2,579
5.50%, 09/01/2053	3,000	3,225
City of Reading PA
5.00%, 11/01/2027	2,330	2,399
Coatesville School District
5.25%, 11/15/2037	13,465	14,319
Commonwealth Financing Authority
5.00%, 06/01/2027	1,500	1,533
5.00%, 06/01/2028	2,555	2,668
5.00%, 06/01/2031	1,000	1,036

The accompanying notes are an integral part of these financial statements.

328

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.26% – (continued)
Commonwealth of Pennsylvania
3.00%, 05/15/2036	$1,045	$986
3.20%, 03/01/2029	6,335	6,353
3.35%, 03/01/2030	9,430	9,469
3.50%, 03/01/2031	6,220	6,256
5.00%, 04/01/2029	8,780	9,356
5.00%, 08/15/2035	10,000	11,373
5.00%, 08/15/2036	10,000	11,322
5.00%, 04/01/2039	20,000	22,772
5.00%, 08/15/2039	4,120	4,613
5.00%, 04/01/2043	9,955	11,084
5.00%, 07/01/2043	4,000	4,077
County of Allegheny PA
5.00%, 11/01/2041	2,295	2,305
County of Lehigh PA
5.00%, 07/01/2044	1,000	1,016
Cumberland County Municipal Authority
4.00%, 01/01/2033	370	370
Cumberland Valley School District
5.00%, 12/01/2040	250	270
5.00%, 12/01/2041	365	395
5.00%, 12/01/2042	340	367
5.00%, 12/01/2043	310	333
5.00%, 12/01/2046	635	666
5.00%, 12/01/2049	350	361
5.00%, 12/01/2053	1,000	1,029
Dauphin County General Authority
5.00%, 10/15/2030 (2)	2,000	1,100
Delaware County Vocational & Technical School Authority
4.00%, 11/01/2054	10,000	9,032
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2044	760	789
Doylestown Hospital Authority
5.00%, 07/01/2031 (2)	500	527
5.00%, 07/01/2049	130	138
Geisinger Authority
5.00%, 02/15/2034	4,155	4,206
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970	2,053
Hamburg Area School District
3.00%, 04/01/2035	1,400	1,337
Haverford Township School District
5.00%, 03/15/2044	500	531
Indiana County Industrial Development Authority
5.00%, 05/01/2029	740	773
Jefferson County Hospital Authority PA
4.50%, 01/15/2027 (2)	2,000	2,001
Lancaster School District
5.00%, 06/01/2041	3,500	3,823
Middletown Area School District
5.00%, 03/01/2044	685	722
5.00%, 03/01/2046	450	469
Monroe County Industrial Development Authority
5.00%, 07/01/2033	810	832
Monroeville Finance Authority
5.00%, 05/15/2034	640	707
Montgomery County Higher Education & Health Authority
5.00%, 10/01/2028	1,000	989

The accompanying notes are an integral part of these financial statements.

329

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.26% – (continued)
5.00%, 09/01/2031	$1,050	$1,088
5.00%, 09/01/2032	1,000	1,048
5.00%, 09/01/2033	305	319
5.00%, 10/01/2036	1,320	1,226
5.00%, 10/01/2040	1,595	1,411
Municipality of Penn Hills PA
0.00%, 12/01/2030	365	310
Northampton County General Purpose Authority
4.00%, 08/15/2042	17,080	16,615
5.00%, 08/15/2034	6,100	6,780
5.00%, 08/15/2036	455	456
Oxford Area School District
5.25%, 09/01/2043	250	272
5.25%, 09/01/2044	250	270
Pennsylvania Economic Development Financing Authority
2.85%, 06/01/2049 (1)	20,000	19,998
2.90%, 05/15/2053 (1)	6,800	6,800
2.95%, 08/01/2045 (1)	9,700	9,699
3.25%, 04/01/2049 (1)	1,200	1,200
3.88%, 08/01/2038 (1)	10,500	10,509
5.00%, 12/31/2030	6,695	6,702
5.00%, 05/15/2032	700	771
5.00%, 05/15/2032	850	936
5.00%, 05/15/2033	525	583
5.00%, 05/15/2033	550	611
5.00%, 05/15/2034	700	773
5.00%, 05/15/2034	750	828
5.00%, 12/15/2039	3,800	3,979
5.00%, 12/15/2040	2,000	2,250
5.00%, 12/15/2042	4,500	4,897
5.25%, 06/30/2036	4,250	4,622
5.25%, 07/01/2046	1,535	1,585
5.50%, 06/30/2037	5,450	5,947
5.50%, 06/30/2038	5,450	5,923
Pennsylvania Higher Education Assistance Agency
4.25%, 06/01/2047	6,920	6,938
4.75%, 06/01/2046	2,750	2,709
5.00%, 06/01/2029	1,550	1,618
5.00%, 06/01/2030	800	843
5.00%, 06/01/2030	4,730	4,987
5.00%, 06/01/2031	2,600	2,767
5.00%, 06/01/2031	4,630	4,927
5.00%, 06/01/2032	4,000	4,276
5.00%, 06/01/2033	1,000	1,075
5.00%, 06/01/2033	3,910	4,206
5.00%, 06/01/2033	4,294	4,619
5.00%, 06/01/2034	3,375	3,635
5.00%, 06/01/2034	9,000	9,693
5.00%, 06/01/2035	6,320	6,816
Pennsylvania Higher Educational Facilities Authority
5.00%, 08/15/2029	1,600	1,642
5.00%, 05/01/2031	1,990	2,027
5.00%, 10/01/2034	1,250	1,252
5.00%, 08/15/2036	2,320	2,626
5.00%, 08/15/2037	1,440	1,469
5.00%, 08/15/2042	2,750	2,795
5.25%, 11/01/2048	1,000	1,064

The accompanying notes are an integral part of these financial statements.

330

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.26% – (continued)
Pennsylvania Housing Finance Agency
2.60%, 04/01/2046	$1,500	$1,164
3.00%, 10/01/2049	2,615	2,595
3.00%, 10/01/2051	4,365	4,220
3.50%, 04/01/2051	100	100
4.25%, 10/01/2052	3,270	3,321
4.90%, 06/01/2041	1,245	1,282
5.75%, 10/01/2053	3,080	3,259
6.00%, 10/01/2054	1,845	1,989
6.25%, 10/01/2053	10,220	11,017
6.25%, 10/01/2055	10,000	11,268
6.25%, 10/01/2056	1,680	1,877
6.50%, 10/01/2055	15,330	17,403
Pennsylvania Turnpike Commission
4.00%, 12/01/2038	360	366
5.00%, 12/01/2031	350	389
5.00%, 06/01/2032	2,000	2,039
5.00%, 12/01/2032	1,295	1,445
5.00%, 12/01/2033	375	421
5.00%, 12/01/2033	5,250	5,889
5.00%, 12/01/2034	300	335
5.00%, 12/01/2034	2,155	2,403
5.00%, 12/01/2035	500	556
5.00%, 12/01/2035	575	641
5.00%, 12/01/2035	1,800	2,069
5.00%, 12/01/2035	2,000	2,299
5.00%, 12/01/2036	2,835	3,232
5.00%, 12/01/2037	450	489
5.00%, 12/01/2037	550	606
5.00%, 12/01/2037	2,100	2,376
5.00%, 12/01/2037	2,825	3,196
5.00%, 12/01/2039	1,000	1,096
5.00%, 12/01/2039	6,520	7,317
5.00%, 12/01/2042	1,080	1,200
5.00%, 12/01/2042	1,265	1,292
5.00%, 12/01/2045 (1)	6,000	6,656
5.25%, 12/01/2047	4,000	4,259
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
5.00%, 12/01/2038	1,035	1,078
5.25%, 12/01/2044	5,300	5,513
Philadelphia Authority for Industrial Development
2.85%, 07/01/2054 (1)	2,000	2,000
4.50%, 06/15/2034 (2)	1,385	1,396
5.00%, 05/01/2030	620	624
5.00%, 07/01/2033	2,000	2,041
5.00%, 06/01/2040	2,500	2,610
Philadelphia Gas Works Co.
4.00%, 08/01/2036	1,000	1,017
5.00%, 08/01/2028	625	656
5.00%, 08/01/2029	1,000	1,070
5.00%, 08/01/2032	1,000	1,081
5.00%, 08/01/2033	1,250	1,347
5.00%, 08/01/2034	1,410	1,517
5.00%, 08/01/2035	1,000	1,073
5.00%, 08/01/2036	1,690	1,806
Philadelphia Housing Authority
5.00%, 03/01/2043	6,000	6,377
5.25%, 03/01/2038	3,000	3,343

The accompanying notes are an integral part of these financial statements.

331

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.26% – (continued)
5.25%, 03/01/2039	$4,830	$5,353
5.25%, 03/01/2040	4,895	5,359
5.25%, 03/01/2041	4,000	4,342
5.25%, 03/01/2043	2,000	2,162
Pittsburgh School District
3.00%, 09/01/2039	3,290	2,941
Pittsburgh Water & Sewer Authority
5.00%, 09/01/2036	400	422
5.00%, 09/01/2038	1,000	1,051
5.00%, 09/01/2039	750	848
5.00%, 09/01/2040	1,000	1,123
5.00%, 09/01/2041	700	784
5.00%, 09/01/2042	750	836
5.00%, 09/01/2043	750	832
5.00%, 09/01/2046	2,360	2,529
Plum Boro School District
5.00%, 05/15/2034	430	458
5.00%, 05/15/2040	995	1,042
5.00%, 05/15/2044	1,415	1,472
5.00%, 05/15/2045	1,475	1,531
Reading School District
5.00%, 03/01/2036	1,250	1,263
5.00%, 03/01/2038	2,500	2,528
Ridley School District
5.00%, 11/15/2043	3,055	3,239
School District of Philadelphia
5.00%, 09/01/2029	1,500	1,599
5.00%, 09/01/2029	10,900	11,623
5.00%, 09/01/2030	3,335	3,617
5.00%, 09/01/2030	3,985	4,000
5.00%, 09/01/2031	1,000	1,004
5.00%, 09/01/2031	1,200	1,252
5.00%, 09/01/2032	1,200	1,251
5.00%, 09/01/2032	2,200	2,333
5.00%, 09/01/2033	960	1,017
5.00%, 09/01/2036	2,200	2,281
5.00%, 09/01/2043	1,690	1,736
Scranton School District
5.00%, 06/01/2033	530	548
5.00%, 06/01/2035	515	532
State Public School Building Authority
5.00%, 03/01/2031	810	859
5.00%, 06/01/2031	2,500	2,524
5.00%, 12/01/2032	725	732
5.00%, 12/01/2032	2,335	2,355
5.00%, 06/15/2038	450	500
5.00%, 06/15/2039	515	567
5.00%, 06/15/2040	540	592
5.25%, 09/15/2030	990	1,019
Steel Valley School District
5.00%, 11/01/2041	885	944
Susquehanna Township School District
5.00%, 05/15/2039	850	919
5.00%, 05/15/2040	700	753
Tulpehocken Area School District
5.25%, 10/01/2041	4,340	4,638
Westmoreland County Municipal Authority
5.00%, 08/15/2047	4,000	4,204

The accompanying notes are an integral part of these financial statements.

332

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.26% – (continued)
5.00%, 08/15/2049	$1,000	$1,043
Wilkes-Barre Area School District
5.00%, 08/01/2036	2,125	2,145
York County School of Technology Authority
5.00%, 02/15/2028	400	401

Total Pennsylvania		680,068

Puerto Rico – 1.30%
Commonwealth of Puerto Rico
0.00%, 11/01/2043 (1)	35,749	25,695
0.00%, 11/01/2051 (1)	39,950	29,264
4.00%, 07/01/2033	13,272	13,443
4.00%, 07/01/2035	4,835	4,877
4.00%, 07/01/2046	2,560	2,345
5.63%, 07/01/2027	22,133	22,547
5.75%, 07/01/2031	11,771	12,845
GDB Debt Recovery Authority of Puerto Rico
7.50%, 08/20/2040	11,901	11,667
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042 (2)	2,900	2,821
4.00%, 07/01/2042 (2)	6,000	5,836
5.00%, 07/01/2028 (2)	2,075	2,128
5.00%, 07/01/2033 (2)	4,540	4,803
5.00%, 07/01/2035 (2)	5,555	5,776
5.00%, 07/01/2037 (2)	2,425	2,532
5.00%, 07/01/2037 (2)	3,060	3,219
5.00%, 07/01/2047 (2)	13,525	13,650
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
5.00%, 07/01/2032	250	264
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2027	1,474	1,430
0.00%, 07/01/2033	8,101	6,429
4.33%, 07/01/2040	57,246	57,256
4.55%, 07/01/2040	21,604	21,673
4.75%, 07/01/2053	3,974	3,923
5.00%, 07/01/2058	17,365	17,337

Total Puerto Rico		271,760

Rhode Island – 0.58%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200	1,201
Rhode Island Commerce Corp.
5.00%, 05/15/2036	10,530	11,807
Rhode Island Health & Educational Building Corp.
5.00%, 05/15/2031	2,300	2,482
5.00%, 09/01/2031	2,215	2,216
5.00%, 06/01/2033	650	724
5.00%, 05/15/2034	13,705	15,040
5.00%, 05/15/2035	480	526
5.00%, 05/15/2037	265	287
5.00%, 05/15/2038	320	346
5.00%, 05/15/2038	1,710	1,882
5.00%, 05/15/2040	265	284
5.00%, 05/15/2041	290	309
5.00%, 06/01/2041	1,485	1,602
5.00%, 05/15/2043	285	302
5.00%, 05/15/2044	200	211
5.25%, 05/15/2043	1,520	1,663

The accompanying notes are an integral part of these financial statements.

333

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Rhode Island – 0.58% – (continued)
5.50%, 05/15/2039	$1,320	$1,458
5.50%, 05/15/2040	1,205	1,327
5.50%, 05/15/2041	1,570	1,725
5.50%, 05/15/2047	4,130	4,402
5.50%, 05/15/2049	1,500	1,622
Rhode Island Housing & Mortgage Finance Corp.
2.13%, 10/01/2036	3,350	2,824
3.15%, 10/01/2031	765	756
3.35%, 10/01/2055 (1)	1,550	1,550
3.50%, 10/01/2050	395	395
4.00%, 10/01/2049	130	131
5.00%, 10/01/2026	395	397
5.00%, 04/01/2027	215	219
5.00%, 10/01/2027	250	257
5.00%, 10/01/2027	520	535
5.00%, 04/01/2028	480	499
5.00%, 10/01/2028	275	289
5.00%, 10/01/2029	285	304
5.00%, 10/01/2041	4,285	4,603
5.25%, 10/01/2049	1,700	1,775
Rhode Island Student Loan Authority
3.50%, 12/01/2034	210	210
4.13%, 12/01/2043	4,555	4,492
4.13%, 12/01/2043	5,340	5,272
4.50%, 12/01/2045	2,500	2,541
5.00%, 12/01/2026	750	756
5.00%, 12/01/2027	675	693
5.00%, 12/01/2027	1,000	1,027
5.00%, 12/01/2028	910	948
5.00%, 12/01/2028	1,150	1,199
5.00%, 12/01/2028	1,200	1,251
5.00%, 12/01/2029	675	712
5.00%, 12/01/2029	1,830	1,931
5.00%, 12/01/2030	345	368
5.00%, 12/01/2030	1,645	1,752
5.00%, 12/01/2032	1,900	2,052
5.00%, 12/01/2032	2,000	2,159
5.00%, 12/01/2033	1,775	1,927
5.00%, 12/01/2044	8,820	9,003
State of Rhode Island
4.13%, 08/01/2042	2,350	2,374
5.00%, 05/01/2036	4,240	4,859
5.00%, 05/01/2037	3,865	4,405
5.00%, 05/01/2038	5,000	5,667

Total Rhode Island		121,548

South Carolina – 1.53%
Anderson County Detention Facilities Corp.
5.00%, 10/01/2040	1,985	2,197
Beaufort County School District
2.00%, 03/01/2034	1,400	1,247
Charleston Housing Authority
4.50%, 09/01/2035	2,000	2,031
5.00%, 12/01/2041	3,000	3,157
City of Charleston SC Waterworks & Sewer System Revenue
5.00%, 01/01/2052	5,150	5,377
City of Goose Creek SC
5.25%, 10/01/2045 (2)	1,000	1,027

The accompanying notes are an integral part of these financial statements.

334

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
South Carolina – 1.53% – (continued)
County of Berkeley SC
2.97%, 09/01/2028 (1)	$200	$200
Greater Greenville Sanitation District
4.25%, 03/01/2055	3,600	3,496
Lexington County School District No 2
3.00%, 03/01/2038	1,350	1,255
Medical University Hospital Authority
5.00%, 05/15/2037	1,610	1,749
5.00%, 11/15/2037	2,055	2,228
5.00%, 05/15/2038	3,945	4,268
5.00%, 11/15/2039	1,875	2,018
5.25%, 05/15/2032	835	933
5.25%, 11/15/2034	300	335
5.25%, 05/15/2036	800	887
5.25%, 05/15/2039	770	845
5.25%, 11/15/2040	815	890
5.25%, 11/15/2041	950	1,034
5.25%, 11/15/2041	1,000	1,089
5.25%, 11/15/2044	2,765	2,969
5.25%, 11/15/2045	2,500	2,666
5.25%, 05/15/2046	1,250	1,324
5.50%, 11/15/2050	1,275	1,355
Patriots Energy Group Financing Agency
4.34% (SOFR + 1.90%), 02/01/2054 (4)	5,350	5,547
5.25%, 02/01/2054 (1)	33,700	36,256
5.25%, 10/01/2054 (1)	9,600	10,301
Richland County School District No 2
3.00%, 03/01/2033	3,000	2,981
South Carolina Jobs-Economic Development Authority
3.00%, 08/15/2038	3,030	2,583
4.00%, 12/01/2029 (2)	835	819
4.00%, 03/01/2062 (1)	6,200	6,229
5.00%, 11/01/2031	12,000	13,177
5.00%, 11/15/2031	600	631
5.00%, 11/01/2032	1,700	1,886
5.00%, 11/15/2032	960	1,013
5.00%, 11/01/2033	2,030	2,270
5.00%, 11/15/2033	400	423
5.00%, 11/01/2034	17,725	19,844
5.00%, 04/01/2035	1,280	1,281
5.00%, 05/01/2038	2,000	2,052
5.00%, 11/01/2038	3,350	3,668
5.00%, 05/01/2043	5,955	6,074
5.25%, 11/15/2039	1,000	1,049
5.25%, 11/01/2040	8,425	9,350
5.25%, 11/01/2041	2,500	2,765
5.25%, 11/01/2042	2,125	2,354
5.50%, 11/15/2044	500	522
South Carolina Ports Authority
5.00%, 07/01/2026	1,940	1,940
5.00%, 07/01/2027	3,120	3,182
5.00%, 07/01/2028	1,100	1,142
South Carolina Public Service Authority
4.00%, 12/01/2037	4,000	4,047
4.13%, 12/01/2044	765	760
5.00%, 12/01/2031	2,860	3,112
5.00%, 12/01/2032	1,010	1,011
5.00%, 12/01/2032	1,690	1,692

The accompanying notes are an integral part of these financial statements.

335

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
South Carolina – 1.53% – (continued)
5.00%, 12/01/2032	$3,670	$3,983
5.00%, 12/01/2034	1,750	2,003
5.00%, 12/01/2034	2,355	2,695
5.00%, 12/01/2035	2,000	2,291
5.00%, 12/01/2035	4,750	5,407
5.00%, 12/01/2036	2,000	2,276
5.00%, 12/01/2038	1,800	2,042
5.00%, 12/01/2038	4,495	5,101
5.00%, 12/01/2039	1,425	1,589
5.00%, 12/01/2039	1,500	1,689
5.00%, 12/01/2040	1,000	1,117
5.00%, 12/01/2040	3,925	4,339
5.00%, 12/01/2041	1,000	1,111
5.00%, 12/01/2041	1,600	1,609
5.00%, 12/01/2041	2,965	3,252
5.00%, 12/01/2042	1,000	1,106
5.00%, 12/01/2042	1,555	1,706
5.00%, 12/01/2043	1,650	1,814
5.00%, 12/01/2043	6,000	6,520
5.00%, 12/01/2046	7,500	7,975
5.00%, 12/01/2048	2,000	2,095
5.25%, 12/01/2038	10,000	11,077
South Carolina State Housing Finance & Development Authority
3.75%, 01/01/2050	3,570	3,591
4.00%, 01/01/2050	305	308
4.00%, 07/01/2050	305	308
5.00%, 01/01/2030	210	225
5.00%, 01/01/2030	595	635
5.00%, 07/01/2030	470	507
5.00%, 01/01/2031	480	520
5.00%, 07/01/2031	475	518
5.00%, 01/01/2032	500	547
5.00%, 07/01/2032	525	578
5.00%, 01/01/2033	485	536
6.00%, 07/01/2056	2,080	2,309
6.25%, 01/01/2056	17,025	19,082
6.50%, 07/01/2055	4,840	5,479
6.50%, 07/01/2055	6,885	7,747
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2035	5,325	5,462
Spartanburg County School District No 4
5.25%, 03/01/2052	3,295	3,457

Total South Carolina		319,144

South Dakota – 0.22%
Baltic School District No 49-1
5.50%, 12/01/2051	1,000	1,061
City of Watertown SD Sales Tax Revenue
3.00%, 12/01/2030	1,280	1,274
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2026	2,000	2,006
5.00%, 09/01/2044	1,500	1,617
5.00%, 09/01/2045	1,250	1,333
5.00%, 09/01/2046	1,250	1,322
5.00%, 11/01/2051 (1)	17,650	19,235
South Dakota Housing Development Authority
2.05%, 11/01/2041	2,000	1,533
3.00%, 11/01/2051	525	520

The accompanying notes are an integral part of these financial statements.

336

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
South Dakota – 0.22% – (continued)
4.00%, 11/01/2047	$510	$510
5.00%, 05/01/2053	625	646
6.25%, 05/01/2055	825	887
6.25%, 11/01/2055	3,570	3,966
6.25%, 11/01/2056	1,490	1,641
6.50%, 11/01/2055	6,910	7,793

Total South Dakota		45,344

Tennessee – 1.53%
Chattanooga Health Educational & Housing Facility Board
5.00%, 08/01/2026	265	265
5.00%, 08/01/2044	1,500	1,535
5.25%, 12/01/2049	3,905	4,115
City of Cleveland TN
2.00%, 12/01/2035	1,020	867
City of Memphis TN Memphis Light Gas & Water Division Electric System Revenue
5.00%, 12/01/2054	1,010	1,054
City of Morristown TN
3.00%, 06/01/2036	1,295	1,237
City of Murfreesboro TN
2.00%, 06/01/2027	5,900	5,841
County of Knox TN
2.80%, 06/01/2031	3,000	2,974
County of Shelby TN
5.00%, 04/01/2043	4,010	4,381
Franklin Health & Educational Facilities Board
3.60%, 11/01/2029 (1)	1,500	1,509
Hamilton County & Chattanooga Sports Authority
5.50%, 12/01/2045	725	813
5.75%, 12/01/2050	1,000	1,109
Knox County Health Educational & Housing Facility Board
4.05%, 12/01/2027 (1)	5,710	5,736
4.63%, 12/01/2043	1,850	1,931
5.00%, 04/01/2027	1,740	1,758
5.00%, 12/01/2027 (1)	1,603	1,616
5.00%, 07/01/2032	275	303
5.00%, 07/01/2033	325	362
5.00%, 07/01/2036	500	549
5.00%, 07/01/2037	900	983
5.00%, 07/01/2038	1,070	1,164
Memphis-Shelby County Airport Authority
5.00%, 07/01/2038	530	540
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.75%, 02/01/2048	469	477
5.00%, 07/01/2032	1,780	1,959
5.00%, 07/01/2034	10,150	11,362
5.00%, 10/01/2034	4,310	4,974
5.00%, 07/01/2037	1,600	1,799
5.00%, 07/01/2038	2,000	2,235
5.10%, 07/01/2044	3,500	3,776
Metropolitan Government of Nashville & Davidson County TN Electric Revenue
5.25%, 05/15/2049	1,480	1,588
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue
5.00%, 07/01/2037	5,000	5,613
5.00%, 07/01/2038	7,270	8,122
Metropolitan Knoxville Airport Authority
5.00%, 06/01/2038	500	552
5.00%, 06/01/2039	350	384

The accompanying notes are an integral part of these financial statements.

337

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Tennessee – 1.53% – (continued)
5.00%, 06/01/2041	$330	$358
5.00%, 06/01/2042	1,545	1,663
Metropolitan Nashville Airport Authority
5.00%, 07/01/2030	1,950	2,091
5.00%, 07/01/2031	1,920	2,085
5.00%, 07/01/2035	2,000	2,110
5.00%, 07/01/2036	725	810
5.00%, 07/01/2036	2,050	2,156
5.00%, 07/01/2037	2,130	2,364
5.00%, 07/01/2037	2,180	2,419
5.00%, 07/01/2038	870	959
5.00%, 07/01/2038	2,175	2,396
5.00%, 07/01/2039	2,495	2,734
5.00%, 07/01/2039	4,415	4,838
5.00%, 07/01/2040	805	878
5.00%, 07/01/2041	995	1,083
5.00%, 07/01/2042	1,115	1,207
5.00%, 07/01/2043	1,615	1,741
5.25%, 07/01/2032	1,150	1,278
5.25%, 07/01/2033	1,000	1,106
5.25%, 07/01/2034	1,250	1,375
5.25%, 07/01/2035	1,375	1,507
5.25%, 07/01/2047	7,415	7,843
5.50%, 07/01/2036	1,125	1,254
5.50%, 07/01/2037	2,400	2,661
5.50%, 07/01/2038	3,225	3,562
5.50%, 07/01/2039	2,300	2,532
5.50%, 07/01/2040	2,000	2,194
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028 (2)	200	203
Shelby County Health Educational & Housing Facilities Board
5.00%, 05/01/2031	1,515	1,533
5.00%, 06/01/2035	18,500	20,466
5.00%, 09/01/2049 (1)	16,630	17,435
5.25%, 09/01/2039	14,870	15,945
Tennergy Corp.
4.00%, 12/01/2051 (1)	2,000	2,025
Tennessee Energy Acquisition Corp.
5.00%, 11/01/2034	32,750	34,996
5.00%, 12/01/2035	47,015	49,713
5.00%, 05/01/2053 (1)	11,150	11,480
Tennessee Housing Development Agency
2.05%, 07/01/2036	1,965	1,621
2.15%, 07/01/2040	860	672
2.60%, 07/01/2039	1,130	940
2.80%, 07/01/2044	480	401
2.90%, 07/01/2039	875	781
3.00%, 01/01/2052	1,045	1,032
3.05%, 07/01/2044	3,200	2,777
3.50%, 07/01/2042	1,990	1,833
3.75%, 07/01/2052	1,440	1,455
3.85%, 07/01/2043	1,360	1,314
4.70%, 07/01/2051	4,940	4,958
5.00%, 01/01/2053	2,080	2,145
6.25%, 01/01/2054	5,515	5,930

Total Tennessee		320,342

The accompanying notes are an integral part of these financial statements.

338

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.18%
Academy Independent School District
3.00%, 08/15/2046	$1,475	$1,169
Alamito Public Facility Corp.
5.00%, 08/01/2044 (1)	6,600	6,610
Aldine Independent School District
3.00%, 02/15/2036	2,000	1,885
Alief Independent School District
2.00%, 02/15/2036	725	600
Allen Independent School District
5.00%, 02/15/2043	3,500	3,811
Andrews County Hospital District
5.00%, 03/15/2030	1,000	1,020
Anna Independent School District
5.00%, 02/15/2038	2,160	2,432
Arlington Higher Education Finance Corp.
2.25%, 08/15/2046	1,995	1,343
4.00%, 08/15/2040	1,630	1,635
4.25%, 08/15/2034	500	499
4.50%, 08/15/2039	1,535	1,520
5.00%, 08/15/2033	2,000	2,103
5.00%, 08/15/2038	500	550
5.00%, 08/15/2038	1,000	1,001
5.00%, 08/15/2039	665	727
5.00%, 08/15/2041	2,000	2,163
Arlington Independent School District
5.00%, 02/15/2037	720	817
5.00%, 02/15/2038	10,000	11,268
5.00%, 02/15/2039	900	1,009
Austin Affordable Pfc, Inc.
4.35%, 05/01/2043	1,100	1,098
Austin Community College District
5.00%, 08/01/2038	4,500	5,006
Austin Community College District Public Facility Corp.
5.00%, 08/01/2031	300	307
Austin Independent School District
4.00%, 08/01/2032	2,835	2,967
4.00%, 08/01/2033	3,160	3,286
4.00%, 08/01/2034	3,620	3,740
4.00%, 08/01/2035	2,465	2,528
5.00%, 08/01/2039	3,600	4,003
5.00%, 08/01/2040	2,725	2,955
5.00%, 08/01/2042	4,145	4,468
5.00%, 08/01/2048	1,500	1,532
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2026	1,400	1,405
5.00%, 10/01/2028	1,925	1,964
5.00%, 10/01/2030	2,175	2,214
5.00%, 10/01/2033	2,000	2,031
5.00%, 10/01/2034	2,000	2,029
5.00%, 10/01/2036	1,000	1,012
Bacliff Municipal Utility District
5.00%, 09/01/2037	160	172
5.00%, 09/01/2038	980	1,045
6.50%, 09/01/2035	220	256
Barbers Hill Independent School District
5.00%, 02/15/2042	1,200	1,307
Bastrop Independent School District
5.00%, 02/15/2041	5,240	5,671

The accompanying notes are an integral part of these financial statements.

339

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.18% – (continued)
Bauer Landing Water Control & Improvement District
2.65%, 03/01/2045	$2,340	$1,819
Baybrook Municipal Utility District No 1
4.00%, 05/01/2041	205	203
Bexar County Hospital District
5.00%, 02/15/2035	400	404
Board of Regents of the University of Texas System
5.00%, 08/15/2036	13,000	14,925
Boerne Independent School District
3.13%, 02/01/2053 (1)	2,180	2,181
Boling Independent School District
5.00%, 08/15/2037	825	910
5.00%, 08/15/2038	865	950
5.00%, 08/15/2039	910	996
5.00%, 08/15/2040	955	1,042
5.00%, 08/15/2041	1,000	1,087
Brazoria County Municipal Utility District No 22
4.38%, 09/01/2049	2,435	2,356
Brazoria County Municipal Utility District No 57
4.63%, 09/01/2046	2,525	2,545
Brazos County Municipal Utility District No 1
4.50%, 09/01/2039	575	588
4.75%, 09/01/2042	660	675
4.75%, 09/01/2043	690	705
4.75%, 09/01/2044	720	734
Brazos Higher Education Authority, Inc.
5.00%, 04/01/2032	1,175	1,246
Brazosport Independent School District
2.13%, 02/15/2033	1,310	1,195
Bridge City Independent School District
5.00%, 02/15/2048	1,100	1,155
Cameron Independent School District
5.00%, 02/15/2039	960	1,060
5.00%, 02/15/2040	1,020	1,121
5.00%, 02/15/2041	1,065	1,166
5.00%, 02/15/2042	725	789
Cedar Port Navigation & Improvement District
2.38%, 09/01/2041	4,925	3,636
Celina Independent School District
5.00%, 02/15/2039	450	505
5.00%, 02/15/2040	375	416
5.00%, 02/15/2041	540	594
5.00%, 02/15/2042	1,000	1,093
5.00%, 02/15/2043	500	544
5.00%, 02/15/2044	1,000	1,082
Central Texas Regional Mobility Authority
4.00%, 01/01/2033	965	989
4.00%, 01/01/2033	1,000	1,022
5.00%, 01/01/2029	750	791
5.00%, 01/01/2031	600	642
Central Texas Turnpike System
5.00%, 08/15/2039	3,500	3,681
5.00%, 08/15/2042 (1)	5,800	6,192
City of Amarillo TX
2.00%, 02/15/2041	1,510	1,132
City of Anna TX
4.50%, 09/01/2036 (2)	600	609
5.20%, 09/15/2045	1,000	1,023

The accompanying notes are an integral part of these financial statements.

340

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.18% – (continued)
City of Austin TX
5.00%, 09/01/2037	$1,900	$2,023
5.00%, 09/01/2037	2,900	3,170
City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140	1,148
5.00%, 11/15/2034	5,200	5,815
5.00%, 11/15/2035	4,240	4,771
5.00%, 11/15/2036	1,170	1,308
5.00%, 11/15/2037	2,300	2,554
5.00%, 11/15/2039	2,275	2,499
5.00%, 11/15/2039	4,000	4,394
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2032	750	842
5.00%, 11/15/2034	500	557
5.00%, 11/15/2034	3,345	3,829
5.00%, 11/15/2035	3,090	3,562
5.00%, 11/15/2036	2,295	2,643
5.00%, 11/15/2039	1,575	1,713
5.00%, 11/15/2039	3,675	4,083
5.00%, 11/15/2040	2,820	3,053
5.00%, 11/15/2040	4,100	4,531
5.00%, 11/15/2041	2,500	2,702
5.00%, 11/15/2041	6,185	6,820
5.00%, 11/15/2044	4,500	4,948
City of Bryan TX
2.00%, 08/15/2032	1,000	913
2.25%, 08/15/2035	2,465	2,164
City of Cedar Park TX
1.88%, 02/15/2038	1,625	1,278
City of College Station TX
2.13%, 02/15/2040	2,000	1,543
2.25%, 02/15/2041	1,000	768
City of Corpus Christi TX Utility System Revenue
5.00%, 07/15/2028	2,000	2,085
5.00%, 07/15/2029	3,890	4,125
5.00%, 07/15/2031	1,920	2,088
5.00%, 07/15/2032	1,000	1,102
5.00%, 07/15/2032	3,130	3,431
5.00%, 07/15/2033	2,000	2,221
City of Dallas Housing Finance Corp.
3.05%, 08/01/2030 (1)	3,000	3,006
4.63%, 10/01/2043	3,275	3,384
City of Dallas TX
5.00%, 02/15/2027	8,125	8,249
5.00%, 02/15/2027	10,000	10,153
City of Dallas TX Hotel Occupancy Tax Revenue
4.00%, 08/15/2029	1,110	1,111
4.00%, 08/15/2030	2,085	2,087
City of Dallas TX Waterworks & Sewer System Revenue
4.00%, 10/01/2032	3,210	3,280
5.00%, 10/01/2040	5,095	5,614
City of Denton TX
2.00%, 02/15/2039	1,340	1,032
2.50%, 02/15/2038	3,390	2,882
City of Denton TX Utility System Revenue
5.00%, 12/01/2036	1,600	1,610
City of Eagle Pass TX Waterworks & Sewer System Revenue
5.00%, 12/01/2042	1,015	1,084

The accompanying notes are an integral part of these financial statements.

341

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.18% – (continued)
5.00%, 12/01/2044	$1,120	$1,183
City of El Paso TX
5.00%, 08/15/2033	670	755
5.00%, 08/15/2035	785	887
City of El Paso TX Water & Sewer Revenue
5.00%, 03/01/2034	1,725	1,861
5.00%, 03/01/2035	1,035	1,113
5.00%, 03/01/2036	2,355	2,524
5.00%, 03/01/2040	1,700	1,835
City of Fort Worth TX
2.00%, 03/01/2040	3,000	2,213
5.13%, 09/01/2037 (2)	1,200	1,180
City of Fort Worth TX Water & Sewer System Revenue
2.00%, 02/15/2036	1,540	1,284
5.00%, 02/15/2037	2,435	2,644
5.00%, 02/15/2040	5,950	6,368
City of Frisco TX
2.00%, 02/15/2041	820	602
City of Galveston TX Wharves & Terminal Revenue
5.25%, 08/01/2033	790	867
5.25%, 08/01/2038	1,175	1,270
5.25%, 08/01/2039	1,000	1,077
City of Garland TX
2.00%, 02/15/2040	2,205	1,659
5.00%, 02/15/2032	1,000	1,107
5.00%, 02/15/2035	2,760	3,098
5.00%, 02/15/2036	1,000	1,115
5.00%, 02/15/2039	1,100	1,207
5.00%, 02/15/2041	1,600	1,742
City of Garland TX Electric Utility System Revenue
5.00%, 03/01/2037	550	623
5.00%, 03/01/2038	200	225
5.00%, 03/01/2039	275	307
5.00%, 03/01/2040	275	306
City of Georgetown TX Utility System Revenue
5.00%, 08/15/2032	1,250	1,372
5.00%, 08/15/2034	1,300	1,416
City of Grand Prairie TX
4.00%, 02/15/2039	1,300	1,326
City of Greenville TX Electric System Revenue
5.25%, 02/15/2049	4,000	4,196
City of Greenville TX Waterworks & Sewer System Revenue
5.00%, 02/15/2029	1,865	1,969
5.00%, 02/15/2041	2,155	2,299
5.00%, 02/15/2043	3,760	3,991
City of Houston TX
5.00%, 03/01/2028	1,000	1,017
5.00%, 03/01/2038	535	585
5.25%, 03/01/2042	2,525	2,763
City of Houston TX Airport System Revenue
5.00%, 07/01/2027	3,000	3,073
5.00%, 07/01/2029	1,000	1,038
5.00%, 07/01/2034	1,065	1,142
5.25%, 07/15/2026	7,315	7,321
5.25%, 07/15/2027	1,690	1,719
5.25%, 07/01/2038	2,000	2,241
5.25%, 07/01/2040	2,000	2,212
5.25%, 07/01/2041	2,770	3,002

The accompanying notes are an integral part of these financial statements.

342

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.18% – (continued)
5.25%, 07/01/2041	$3,700	$4,070
5.25%, 07/01/2042	3,500	3,832
5.50%, 07/15/2035	4,230	4,572
5.50%, 07/15/2036	1,825	1,964
5.50%, 07/15/2036	1,940	2,105
5.50%, 07/15/2037	1,000	1,082
5.50%, 07/15/2038	2,000	2,146
5.50%, 07/01/2045	4,450	4,906
City of Houston TX Combined Utility System Revenue
2.50%, 11/15/2040	6,000	4,841
4.00%, 11/15/2035	300	308
4.00%, 11/15/2036	300	306
5.00%, 11/15/2026	11,105	11,205
5.00%, 11/15/2027	9,575	9,908
5.00%, 11/15/2035	12,500	14,093
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100	2,173
City of Kyle TX
5.00%, 08/15/2034	300	338
5.00%, 08/15/2035	375	420
5.00%, 08/15/2036	500	556
5.00%, 08/15/2037	335	370
5.00%, 08/15/2038	400	439
5.00%, 08/15/2039	625	681
5.00%, 08/15/2040	500	541
5.00%, 08/15/2041	525	567
City of Lavon TX
5.38%, 09/15/2045	700	717
City of Lowry Crossing TX
4.25%, 09/15/2030 (2)	300	303
City of Mansfield TX
5.00%, 02/15/2034	485	549
5.00%, 02/15/2035	1,145	1,292
5.00%, 02/15/2036	695	781
5.00%, 02/15/2037	1,745	1,951
5.00%, 02/15/2038	1,900	2,109
5.00%, 02/15/2039	615	679
5.00%, 02/15/2040	970	1,063
5.00%, 02/15/2041	1,525	1,669
City of McKinney TX
2.00%, 08/15/2037	1,085	885
City of Mesquite TX
4.25%, 09/01/2035	833	837
5.50%, 09/01/2045	1,050	1,076
City of New Braunfels TX Utility System Revenue
5.00%, 07/01/2034	1,520	1,730
5.00%, 07/01/2035	875	1,003
5.00%, 07/01/2036	1,500	1,729
5.00%, 07/01/2037	1,100	1,259
5.00%, 07/01/2038	965	1,098
City of Odessa TX
4.00%, 03/01/2035	1,020	1,022
City of Plano TX
5.00%, 09/01/2035	4,035	4,581
City of Princeton TX
5.38%, 09/01/2045 (2)	420	430
City of Round Rock TX
4.63%, 08/15/2047	5,000	5,150

The accompanying notes are an integral part of these financial statements.

343

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.18% – (continued)
City of Rowlett TX
6.00%, 09/15/2046	$927	$927
City of Royse City TX
4.38%, 09/15/2036 (2)	500	502
City of San Antonio TX
4.00%, 08/01/2033	1,185	1,231
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000	2,042
5.00%, 07/01/2028	1,750	1,817
City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045 (1)	22,440	22,207
2.00%, 02/01/2049 (1)	15,940	15,644
3.00%, 02/01/2055 (1)	3,500	3,483
3.15%, 02/01/2055 (1)	3,825	3,813
5.00%, 02/01/2030	1,000	1,025
5.00%, 02/01/2037	16,755	19,173
5.00%, 02/01/2038	14,600	16,562
5.00%, 02/01/2039	13,765	15,493
5.25%, 02/01/2041	20,000	22,064
5.25%, 02/01/2049	4,860	5,196
City of Texas City TX
5.00%, 02/15/2041	2,630	2,844
5.00%, 02/15/2043	4,790	5,115
City of Waco TX
4.00%, 02/01/2039	1,605	1,615
Clear Creek Independent School District
5.00%, 02/15/2035	880	1,009
5.00%, 02/15/2036	1,135	1,299
5.00%, 02/15/2037	2,015	2,290
5.00%, 02/15/2038	2,730	3,081
Clifton Higher Education Finance Corp.
2.38%, 08/15/2046	1,000	694
3.00%, 08/15/2033	260	253
3.00%, 08/15/2040	935	828
3.00%, 08/15/2041	1,900	1,638
3.95%, 12/01/2032	2,880	2,880
5.25%, 02/15/2043	3,900	4,219
Club Municipal Management District No 1
5.10%, 09/01/2044 (2)	1,000	1,012
Collin County Municipal Utility District No 2
4.00%, 09/01/2043	525	514
Comal County Water Control & Improvement District No 6
4.00%, 09/01/2045	1,790	1,713
4.00%, 09/01/2048	2,085	1,913
5.25%, 09/01/2030	2,030	2,126
Comal Independent School District
1.63%, 02/01/2032	2,485	2,198
3.00%, 02/15/2038	1,430	1,345
3.00%, 02/15/2039	1,185	1,102
3.00%, 02/01/2040	7,150	6,422
3.00%, 02/15/2041	2,500	2,270
5.00%, 02/15/2035	15,000	17,007
Como-Pickton Consolidated Independent School District
5.00%, 08/15/2037	310	342
Conroe Independent School District
5.00%, 02/15/2038	8,195	9,254
5.00%, 02/15/2041	3,365	3,709
5.00%, 02/15/2041	5,000	5,545

The accompanying notes are an integral part of these financial statements.

344

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.18% – (continued)
5.00%, 02/15/2043	$1,575	$1,730
5.00%, 02/15/2045	5,035	5,455
Corsicana Independent School District
5.00%, 02/15/2040	1,600	1,800
5.00%, 02/15/2041	1,250	1,395
5.00%, 02/15/2042	1,150	1,277
5.00%, 02/15/2043	1,450	1,603
Cottonwood Creek Municipal Utility District No 1
2.50%, 09/01/2043	1,260	998
County of Bell TX
2.00%, 02/15/2035	500	430
County of Collin TX
4.00%, 02/15/2037	1,105	1,137
5.00%, 02/15/2040	5,700	6,248
County of Denton TX
3.00%, 07/15/2033	5,215	5,149
County of El Paso TX
5.00%, 02/15/2029	1,500	1,539
County of Harris TX
5.00%, 08/15/2032	1,000	1,122
5.00%, 09/15/2034	750	860
5.00%, 09/15/2034	3,515	4,029
5.00%, 08/15/2041	8,500	8,510
County of Harris TX Toll Road Revenue
5.00%, 08/15/2039	7,275	8,066
5.00%, 08/15/2040	5,500	6,072
County of Hays TX
4.50%, 09/15/2035 (2)	500	504
5.00%, 02/15/2031	710	778
5.00%, 02/15/2031	1,500	1,643
5.00%, 02/15/2032	675	749
5.00%, 02/15/2032	1,000	1,109
5.00%, 02/15/2033	725	813
5.00%, 02/15/2033	1,640	1,840
5.00%, 02/15/2034	1,920	2,175
5.00%, 02/15/2034	2,685	3,042
5.00%, 02/15/2035	1,485	1,696
5.00%, 02/15/2035	1,670	1,907
5.00%, 02/15/2036	775	880
5.00%, 02/15/2037	1,335	1,506
5.00%, 02/15/2038	1,000	1,122
5.00%, 02/15/2039	3,535	3,942
5.00%, 02/15/2040	1,400	1,553
5.00%, 02/15/2041	1,125	1,242
County of Johnson TX
5.00%, 02/15/2039	365	400
5.00%, 02/15/2040	390	423
5.00%, 02/15/2042	880	942
County of Lubbock TX
4.00%, 02/15/2040	3,385	3,424
5.00%, 02/15/2035	765	839
County of Medina TX
5.45%, 09/01/2046	600	609
County of Tarrant TX
5.00%, 07/15/2038	2,500	2,684
County of Travis TX
2.00%, 03/01/2035	1,150	1,003

The accompanying notes are an integral part of these financial statements.

345

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.18% – (continued)
Crowley Independent School District
5.00%, 02/01/2040	$4,650	$5,077
Cypress-Fairbanks Independent School District
2.25%, 02/15/2043	2,000	1,517
3.00%, 02/15/2034	3,420	3,327
4.00%, 02/15/2033	575	592
5.00%, 02/15/2039	11,225	12,322
5.00%, 02/15/2040	13,055	14,251
Dallas Fort Worth International Airport
4.00%, 11/01/2034	1,930	1,984
5.00%, 11/01/2032	1,500	1,683
5.00%, 11/01/2035	11,555	12,761
5.00%, 11/01/2036	22,990	25,234
5.00%, 11/01/2039	2,645	2,903
5.00%, 11/01/2043	1,500	1,574
5.00%, 11/01/2050 (1)	19,400	21,140
5.00%, 11/01/2050 (1)	21,500	22,698
5.25%, 11/01/2040	750	824
5.25%, 11/01/2042	5,000	5,451
5.25%, 11/01/2046	1,155	1,226
Dallas Independent School District
2.00%, 02/15/2042	3,900	2,845
5.00%, 02/15/2038	2,725	2,977
5.00%, 02/15/2041	13,295	14,396
5.00%, 02/15/2055 (1)	8,500	9,232
5.00%, 02/15/2056 (1)	6,695	7,143
Denton County Municipal Utility District No 6
3.25%, 09/01/2049	1,470	1,170
Denton Independent School District
4.00%, 08/15/2055 (1)	3,000	3,066
4.00%, 08/15/2055 (1)	3,000	3,117
5.00%, 08/15/2040	2,780	3,049
5.00%, 08/15/2041	5,250	5,743
Dripping Springs Independent School District
5.00%, 02/15/2039	1,250	1,400
Eagle Mountain & Saginaw Independent School District
5.00%, 08/15/2032	800	900
5.00%, 08/15/2034	1,225	1,363
East Montgomery County Improvement District Sales Tax Revenue
5.25%, 08/15/2049	4,385	4,665
El Paso County Community College District
5.00%, 04/01/2034	2,700	3,053
5.00%, 04/01/2035	1,170	1,333
5.00%, 04/01/2036	1,315	1,487
5.00%, 04/01/2037	1,525	1,713
El Paso County Hospital District
5.00%, 08/15/2028	1,140	1,158
5.00%, 08/15/2030	1,455	1,476
5.00%, 02/15/2036	450	504
5.00%, 02/15/2037	1,150	1,278
5.00%, 08/15/2043	545	585
EP Essential Housing WF PFC
4.25%, 12/01/2034	5,455	5,407
Flour Bluff Independent School District
5.00%, 08/15/2040	2,640	2,921
Forney Independent School District
5.00%, 08/15/2034	2,540	2,780
5.00%, 08/15/2038	610	673

The accompanying notes are an integral part of these financial statements.

346

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.18% – (continued)
5.00%, 08/15/2050	$3,385	$3,561
5.25%, 08/15/2041	1,000	1,126
5.25%, 08/15/2044	1,270	1,404
5.25%, 08/15/2045	1,500	1,644
5.25%, 08/15/2055	1,000	1,069
Fort Bend County Municipal Utility District No 134B
6.00%, 03/01/2029	1,395	1,468
Fort Bend County Municipal Utility District No 146
3.00%, 03/01/2033	520	507
3.00%, 09/01/2034	190	181
3.25%, 03/01/2034	330	325
3.25%, 03/01/2034	520	512
3.25%, 03/01/2035	520	508
Fort Bend County Municipal Utility District No 184
4.00%, 04/01/2040	630	631
4.00%, 04/01/2041	660	654
Fort Bend County Municipal Utility District No 190
3.25%, 09/01/2049	2,135	1,679
Fort Bend County Municipal Utility District No 229
4.00%, 09/01/2044	1,885	1,830
Fort Bend County Municipal Utility District No 245
6.25%, 09/01/2033	125	138
7.00%, 09/01/2032	120	137
Fort Bend County Municipal Utility District No 58
2.00%, 04/01/2040	4,200	3,219
Fort Bend Independent School District
0.72%, 08/01/2051 (1)	8,295	8,280
4.00%, 08/01/2054 (1)	15,205	15,413
Fort Worth Independent School District
2.38%, 02/15/2033	775	724
5.00%, 02/15/2035	1,125	1,258
5.00%, 02/15/2036	560	623
Fourth Ward Redevelopment Authority
4.00%, 09/01/2038	255	260
4.00%, 09/01/2039	330	336
4.25%, 09/01/2041	700	718
4.25%, 09/01/2043	1,000	1,011
5.00%, 09/01/2034	295	325
5.00%, 09/01/2035	365	401
5.00%, 09/01/2036	300	329
5.00%, 09/01/2037	210	230
Frisco Independent School District
5.00%, 02/15/2040	2,870	3,129
Frisco West Water Control & Improvement District of Denton County
3.25%, 09/01/2033	205	200
FW Ramble Public Facility Corp.
4.00%, 10/01/2035	2,500	2,452
FW Skyline Public Facility Corp.
4.25%, 04/01/2039	3,000	3,001
5.00%, 04/01/2036	3,810	4,130
Georgetown Independent School District
2.50%, 08/15/2035	3,000	2,726
Glasscock County Independent School District
5.00%, 02/15/2034	700	723
5.00%, 02/15/2035	700	722
Godley Independent School District
4.00%, 02/15/2038	1,930	1,930

The accompanying notes are an integral part of these financial statements.

347

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.18% – (continued)
Grand Parkway Transportation Corp.
5.00%, 10/01/2031	$2,630	$2,730
5.00%, 10/01/2033	1,205	1,248
5.00%, 10/01/2037	2,000	2,063
5.00%, 10/01/2038	5,000	5,153
5.00%, 10/01/2043	5,700	5,842
5.00%, 10/01/2052 (1)	16,195	16,692
5.80%, 10/01/2046	1,620	1,693
5.85%, 10/01/2048	2,000	2,087
Guadalupe-Blanco River Authority
5.00%, 08/15/2037	760	823
6.00%, 08/15/2035	895	1,022
6.00%, 08/15/2036	760	864
Harlandale Independent School District
5.00%, 08/01/2030	1,305	1,331
Harris County Cultural Education Facilities Finance Corp.
2.60%, 12/01/2060 (1)	49,155	49,155
5.00%, 07/01/2031	5,950	6,518
5.00%, 07/01/2034	12,420	13,968
5.00%, 07/01/2039	2,500	2,732
5.00%, 07/01/2040	1,500	1,631
5.00%, 07/01/2054 (1)	2,070	2,184
Harris County Flood Control District
4.00%, 10/01/2036	480	490
4.00%, 10/01/2037	4,400	4,469
Harris County Municipal Utility District No 165
3.38%, 03/01/2042	2,190	1,979
4.75%, 03/01/2033	1,525	1,610
Harris County Municipal Utility District No 171
5.00%, 12/01/2030	1,350	1,409
Harris County Municipal Utility District No 287
2.63%, 09/01/2040	1,590	1,340
Harris County Municipal Utility District No 432
3.50%, 03/01/2047	3,265	2,763
Harris County Municipal Utility District No 489
2.25%, 09/01/2043	1,755	1,300
Harris County Municipal Utility District No 491
6.50%, 09/01/2030	1,005	1,081
Harris County Municipal Utility District No 50
2.30%, 03/01/2050	3,125	1,926
Harris County-Houston Sports Authority
0.00%, 11/15/2040	1,375	619
5.00%, 11/15/2030	2,000	2,172
5.00%, 11/15/2043	2,845	3,055
Harris-Waller Counties Municipal Utility District No 3
3.25%, 09/01/2049	1,875	1,493
3.50%, 09/01/2049	2,255	1,874
4.00%, 09/01/2037	660	669
4.00%, 09/01/2040	750	753
4.00%, 09/01/2041	825	824
4.00%, 09/01/2042	860	856
4.13%, 09/01/2043	855	857
Hays Consolidated Independent School District
5.00%, 02/15/2038	3,000	3,368
5.00%, 02/15/2040	6,800	7,320
Henrietta Independent School District
5.00%, 06/15/2039	705	769

The accompanying notes are an integral part of these financial statements.

348

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.18% – (continued)
Hidalgo County Drain District No 1
3.13%, 09/01/2029	$1,800	$1,800
Hidalgo Independent School District
5.00%, 02/01/2038	500	554
5.00%, 02/01/2039	500	552
5.00%, 02/01/2040	500	545
5.00%, 02/01/2041	765	828
5.00%, 02/01/2042	760	819
5.00%, 02/01/2043	880	946
Houston Higher Education Finance Corp.
5.00%, 05/15/2034	5,000	5,723
Houston Independent School District
5.00%, 02/15/2027	4,335	4,401
Humble Independent School District
5.00%, 02/15/2043	4,800	4,853
Irving Hospital Authority
5.00%, 10/15/2038	1,200	1,200
5.00%, 10/15/2039	1,090	1,090
Irving Independent School District
5.00%, 02/15/2039	1,620	1,811
5.00%, 02/15/2039	5,100	5,570
5.00%, 02/15/2042	5,000	5,415
La Porte Independent School District
5.00%, 02/15/2042	1,000	1,098
5.00%, 02/15/2044	1,000	1,086
La Vega Independent School District
4.00%, 02/15/2037	1,485	1,487
Lamar Consolidated Independent School District
5.00%, 02/15/2035	3,520	4,041
5.00%, 02/15/2036	3,690	4,264
5.00%, 02/15/2037	1,445	1,649
5.00%, 02/15/2038	1,850	2,094
5.00%, 02/15/2039	2,000	2,246
5.00%, 02/15/2040	2,000	2,236
5.00%, 02/15/2040	4,675	5,038
5.00%, 02/15/2041	1,800	2,000
Leander Independent School District
0.00%, 08/15/2034	2,000	1,518
0.00%, 08/15/2035	3,000	2,180
5.00%, 08/15/2037	3,000	3,413
5.00%, 08/15/2039	5,000	5,616
Leander Municipal Utility District No 2
4.00%, 08/15/2041	575	568
4.00%, 08/15/2042	605	596
Lewisville Independent School District
3.13%, 08/15/2034	1,800	1,784
5.00%, 08/15/2042	15,000	16,353
5.00%, 08/15/2043	10,360	11,223
Love Field Airport Modernization Corp.
4.00%, 11/01/2034	5,000	5,049
4.00%, 11/01/2035	5,000	5,030
4.00%, 11/01/2038	1,000	993
5.00%, 11/01/2030	1,080	1,083
Lower Colorado River Authority
5.00%, 05/15/2032	705	783
5.00%, 05/15/2035	8,740	9,887
5.00%, 05/15/2036	1,425	1,493
5.00%, 05/15/2036	2,900	3,260

The accompanying notes are an integral part of these financial statements.

349

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.18% – (continued)
5.00%, 05/15/2039	$3,250	$3,567
5.00%, 05/15/2040	3,275	3,559
5.00%, 05/15/2040	5,250	5,520
Magnolia Independent School District
5.00%, 08/15/2037	1,450	1,577
5.00%, 08/15/2038	515	557
Mansfield Economic Development Corp.
5.00%, 08/01/2037	420	467
5.00%, 08/01/2038	440	487
5.00%, 08/01/2039	200	220
5.00%, 08/01/2040	305	334
5.00%, 08/01/2041	400	435
5.00%, 08/01/2042	410	444
Matagorda County Navigation District No 1
2.60%, 11/01/2029	3,605	3,537
4.25%, 05/01/2030	5,925	6,134
Medina Valley Independent School District
5.00%, 02/15/2040	7,385	8,016
Mesquite Independent School District
5.00%, 08/15/2043	1,790	1,819
Mission Economic Development Corp.
0.00%, 06/01/2048 (1)	4,750	4,790
2.85%, 06/01/2055 (1)	9,700	9,699
4.00%, 06/01/2054 (1)	1,605	1,638
Montgomery County Municipal Utility District No 138
6.00%, 03/01/2032	345	387
Montgomery County Municipal Utility District No 144
7.00%, 05/01/2030	1,095	1,195
Montgomery County Municipal Utility District No 191
4.00%, 09/01/2042	1,330	1,295
4.25%, 09/01/2044	1,445	1,420
New Caney Independent School District
2.00%, 02/15/2039	1,000	787
5.00%, 02/15/2040	1,500	1,643
New Hope Cultural Education Facilities Finance Corp.
4.00%, 08/15/2031 (2)	1,210	1,183
4.00%, 08/15/2036 (2)	1,545	1,433
4.00%, 06/15/2043	1,580	1,490
4.25%, 10/01/2030	5,350	5,326
5.00%, 08/15/2026	200	201
5.00%, 08/15/2027	375	385
5.00%, 08/15/2030	3,500	3,578
5.00%, 11/01/2033	695	757
5.00%, 11/01/2035	610	667
5.00%, 08/15/2038	6,205	6,921
5.00%, 12/01/2049	775	756
5.25%, 08/15/2040	4,000	4,500
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505	506
North Central Texas Housing Finance Corp.
5.25%, 07/01/2057	1,700	1,827
North Parkway Municipal Management District No 1
5.88%, 09/01/2034	435	485
North Texas Higher Education Authority, Inc.
4.50%, 06/01/2046	3,760	3,777
North Texas Municipal Water District Water System Revenue
3.00%, 09/01/2032	2,525	2,520
3.00%, 09/01/2044	5,880	4,916

The accompanying notes are an integral part of these financial statements.

350

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.18% – (continued)
5.00%, 09/01/2032	$6,000	$6,716
North Texas Tollway Authority
0.00%, 01/01/2038	10,025	6,532
3.00%, 01/01/2038	4,000	3,702
5.00%, 01/01/2027	6,100	6,174
5.00%, 01/01/2033	500	505
5.00%, 01/01/2034	1,280	1,452
5.00%, 01/01/2035	4,145	4,678
5.00%, 01/01/2035	4,580	5,126
5.00%, 01/01/2037	1,395	1,545
5.00%, 01/01/2039	5,000	5,577
5.25%, 01/01/2038	5,400	5,931
5.25%, 01/01/2042	1,355	1,506
Northampton Municipal Utility District
3.00%, 09/01/2044	840	667
Northeast Harris County Municipal Utility District No 1
3.00%, 09/01/2050	930	693
Northlake Municipal Management District No 1
3.00%, 03/01/2035	545	513
3.00%, 03/01/2036	570	529
Northside Independent School District
3.00%, 08/01/2053 (1)	17,730	17,730
Northwest Independent School District
5.00%, 02/15/2040	2,500	2,692
Odessa Junior College District
5.00%, 07/01/2035	350	392
5.00%, 07/01/2037	275	305
5.00%, 07/01/2038	340	375
5.00%, 07/01/2039	630	693
5.00%, 07/01/2040	425	466
5.00%, 07/01/2041	470	513
5.25%, 07/01/2042	250	276
5.25%, 07/01/2043	575	632
Pecos Barstow Toyah Independent School District
5.00%, 02/15/2036	2,000	2,060
5.00%, 02/15/2037	1,300	1,337
5.00%, 02/15/2038	1,650	1,651
5.00%, 02/15/2039	2,445	2,447
5.00%, 02/15/2041	5,735	5,738
Permanent University Fund — Texas A&M University System
5.00%, 07/01/2037	6,585	7,222
Plano Independent School District
5.00%, 02/15/2031	7,985	8,767
5.00%, 02/15/2033	2,600	2,895
5.00%, 02/15/2034	2,175	2,412
Port Authority of Houston of Harris County Texas
5.00%, 10/01/2040	4,150	4,525
Port of Beaumont Navigation District
2.00%, 01/01/2027 (2)	550	539
2.13%, 01/01/2028 (2)	575	543
2.25%, 01/01/2029 (2)	820	747
2.50%, 01/01/2030 (2)	1,000	885
2.63%, 01/01/2031 (2)	800	686
Port of Port Arthur Navigation District
2.73%, 04/01/2040 (1)	41,365	41,365
3.00%, 04/01/2040 (1)	3,790	3,790
3.00%, 04/01/2040 (1)	11,085	11,085

The accompanying notes are an integral part of these financial statements.

351

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.18% – (continued)
Pottsboro Independent School District
5.00%, 02/15/2039	$2,075	$2,230
Prosper Independent School District
5.00%, 02/15/2047	5,565	5,903
Reagan Hospital District of Reagan County
4.63%, 08/01/2036	3,300	3,368
Richardson Independent School District
5.00%, 02/15/2042	1,545	1,673
Rio Grande City Consolidated Independent School District
4.00%, 08/15/2030	1,545	1,545
Riverfield Municipal Utility District No 1
6.75%, 09/01/2033	180	204
6.88%, 09/01/2031	165	189
6.88%, 09/01/2032	170	194
Rolling Fork Public Utility District
2.13%, 10/01/2044	2,110	1,455
Round Rock Independent School District
5.00%, 08/01/2045	3,800	4,118
Sabine-Neches Navigation District
5.25%, 02/15/2038	650	701
5.25%, 02/15/2040	1,890	2,024
5.25%, 02/15/2042	1,500	1,600
San Angelo Independent School District
5.00%, 02/15/2040	5,470	6,046
San Antonio Education Facilities Corp.
5.00%, 10/01/2027	500	509
5.00%, 10/01/2029	805	838
San Antonio Independent School District
5.00%, 08/15/2040	4,330	4,694
San Antonio Water System
5.00%, 05/15/2032	270	301
5.00%, 05/15/2033	1,500	1,502
5.00%, 05/15/2035	540	596
5.00%, 05/15/2036	590	648
5.00%, 05/15/2036	7,400	7,449
5.25%, 05/15/2052	4,000	4,203
Sedona Lakes Municipal Utility District No 1
3.38%, 09/01/2034	315	305
Sherman Independent School District
5.00%, 02/15/2040	3,000	3,325
Sienna Municipal Utility District No 10
3.00%, 04/01/2035	230	212
Sienna Municipal Utility District No 6
3.00%, 09/01/2049	2,000	1,572
South Manvel Development Authority
4.50%, 04/01/2046	650	648
Spring Branch Independent School District
3.00%, 02/01/2032	1,985	1,988
5.00%, 02/01/2038	2,250	2,446
Spring Independent School District
5.00%, 08/15/2037	8,545	9,700
5.00%, 08/15/2038	10,000	11,281
Springtown Independent School District
5.00%, 02/15/2048	4,020	4,258
5.00%, 02/15/2050	5,030	5,288
State of Texas
2.80%, 10/01/2041 (1)	10,750	10,717
3.00%, 08/01/2034	1,045	1,004

The accompanying notes are an integral part of these financial statements.

352

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.18% – (continued)
4.00%, 08/01/2028	$2,215	$2,217
4.00%, 08/01/2029	3,345	3,347
4.00%, 08/01/2031	8,850	8,854
5.00%, 08/01/2026	1,000	1,002
5.00%, 10/01/2032	9,460	10,605
5.00%, 10/01/2036	1,500	1,534
5.00%, 10/01/2039	24,200	27,261
5.00%, 08/01/2040	1,650	1,652
5.00%, 10/01/2040	16,525	18,533
5.00%, 10/01/2041	21,780	24,359
5.00%, 08/01/2042	5,490	5,924
Stonewall Ranch Municipal Utility District
3.00%, 09/01/2044	715	588
Sunfield Municipal Utility District No 4
3.13%, 09/01/2040	1,000	861
Taft Independent School District
5.00%, 08/15/2039	1,140	1,244
Tarrant County College District
5.00%, 08/15/2038	5,000	5,421
5.00%, 08/15/2039	7,000	7,560
Tarrant County Cultural Education Facilities Finance Corp.
3.50%, 02/15/2036 (1)	1,045	1,023
4.00%, 12/01/2034	2,500	2,552
4.00%, 10/01/2041	1,950	1,937
4.00%, 10/01/2042	1,385	1,357
5.00%, 07/01/2037	18,225	18,889
5.00%, 07/01/2038	4,615	4,775
5.00%, 10/01/2038	1,775	1,904
5.00%, 10/01/2039	1,650	1,761
5.00%, 07/01/2043	2,400	2,471
5.00%, 11/15/2044	7,250	7,886
5.00%, 11/15/2045	1,500	1,616
5.00%, 11/15/2051 (1)	23,250	25,585
5.00%, 11/15/2051 (1)	40,890	46,120
5.00%, 11/15/2052 (1)	3,100	3,321
5.00%, 07/01/2053 (1)	19,500	21,409
5.00%, 11/15/2055 (1)	3,160	3,386
5.00%, 11/15/2055 (1)	4,610	5,079
5.00%, 11/15/2064 (1)	31,375	34,707
Tarrant County Hospital District
5.25%, 08/15/2034	3,200	3,585
Tarrant Regional Water District Water Supply System Revenue
5.00%, 03/01/2035	2,290	2,586
Temple Independent School District
5.00%, 02/01/2045	2,070	2,258
Texas A&M University
5.00%, 05/15/2035	1,500	1,659
Texas Department of Housing & Community Affairs
2.50%, 09/01/2040	1,500	1,235
2.95%, 07/01/2036	1,509	1,370
3.50%, 03/01/2051	3,770	3,761
3.50%, 07/01/2052	8,640	8,560
3.90%, 07/01/2044	1,945	1,896
4.00%, 03/01/2050	765	772
4.75%, 07/01/2051	6,665	6,685
5.00%, 01/01/2046	2,000	2,111
5.13%, 01/01/2048	3,000	3,079
5.13%, 07/01/2055	2,775	2,855

The accompanying notes are an integral part of these financial statements.

353

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.18% – (continued)
5.15%, 07/01/2055	$5,925	$6,087
5.75%, 01/01/2056	8,615	9,413
6.00%, 03/01/2053	4,900	5,337
6.00%, 03/01/2054	22,015	24,046
6.00%, 01/01/2057	8,885	9,957
6.25%, 01/01/2056	7,385	8,246
Texas Municipal Gas Acquisition & Supply Corp. I
6.25%, 12/15/2026	725	736
Texas Municipal Gas Acquisition & Supply Corp. II
3.28% (3 Month Term SOFR + 0.86%), 09/15/2027 (4)	25,040	25,091
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2026	1,905	1,922
5.00%, 12/15/2027	4,500	4,622
5.00%, 12/15/2028	15,315	15,923
5.00%, 12/15/2031	3,295	3,484
5.00%, 12/15/2032	4,430	4,712
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054 (1)	2,000	2,119
5.50%, 01/01/2054 (1)	11,800	12,899
Texas Municipal Gas Acquisition & Supply Corp. V
5.00%, 04/01/2036	25,110	26,558
5.00%, 01/01/2055 (1)	39,680	42,321
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 12/31/2032	2,500	2,545
4.00%, 12/31/2033	2,040	2,065
4.00%, 06/30/2036	1,175	1,177
5.00%, 06/30/2034	790	833
5.00%, 12/31/2034	995	1,048
5.13%, 06/30/2035	3,290	3,470
5.13%, 12/31/2035	785	827
5.25%, 06/30/2036	865	913
5.25%, 12/31/2036	735	775
5.38%, 06/30/2037	475	502
5.38%, 06/30/2039	3,250	3,422
5.50%, 06/30/2043	535	561
Texas Public Finance Authority
5.00%, 02/01/2028	2,300	2,391
Texas State Technical College
5.25%, 08/01/2035	2,750	3,080
5.25%, 08/01/2036	2,675	2,983
6.00%, 08/01/2054	4,000	4,362
Texas State University System
5.00%, 03/15/2027	2,790	2,839
5.00%, 03/15/2029	610	619
5.00%, 03/15/2031	7,570	8,305
5.00%, 03/15/2032	8,725	9,707
5.00%, 03/15/2033	5,200	5,856
5.00%, 03/15/2033	10,000	11,262
5.00%, 03/15/2040	2,725	3,011
5.25%, 03/15/2054	8,000	8,440
Texas Transportation Commission State Highway 249 System
0.00%, 08/01/2034	1,060	766
0.00%, 08/01/2037	725	447
0.00%, 08/01/2038	800	466
0.00%, 08/01/2039	710	391
0.00%, 08/01/2040	1,500	780
Texas Transportation Finance Corp.
5.00%, 10/01/2039	24,280	27,091

The accompanying notes are an integral part of these financial statements.

354

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.18% – (continued)
5.00%, 10/01/2040	$25,440	$28,257
5.25%, 10/01/2050	8,045	8,658
5.50%, 10/01/2055	7,500	8,168
Texas Water Development Board
3.00%, 10/15/2033	1,310	1,293
3.00%, 10/15/2034	1,550	1,503
4.00%, 08/01/2035	2,640	2,737
4.00%, 10/15/2045	5,000	4,908
4.60%, 10/15/2039	5,000	5,344
4.88%, 10/15/2048	7,000	7,204
5.00%, 04/15/2028	1,500	1,571
5.00%, 10/15/2028	2,370	2,503
5.00%, 04/15/2029	2,000	2,130
5.00%, 10/15/2029	4,100	4,408
5.00%, 04/15/2033	1,000	1,123
5.00%, 10/15/2033	3,420	3,833
5.00%, 10/15/2034	1,900	2,120
5.00%, 10/15/2036	1,100	1,247
5.00%, 10/15/2040	10,925	12,252
5.00%, 10/15/2043	2,500	2,566
5.00%, 10/15/2047	2,000	2,026
Thrall Independent School District
5.25%, 02/15/2049	1,000	1,069
5.25%, 02/15/2054	1,640	1,744
5.50%, 02/15/2038	1,750	1,995
Town of Little Elm TX
2.50%, 08/01/2038	1,320	1,110
Town of Prosper TX
2.50%, 02/15/2038	1,000	850
Travis County Housing Finance Corp.
2.35%, 07/01/2042	2,972	2,241
3.40%, 01/01/2059 (1)	5,000	5,035
Travis County Municipal Utility District No 12
2.38%, 08/15/2049	1,200	761
Travis County Municipal Utility District No 16
3.00%, 09/01/2037	225	201
University of Houston
5.00%, 02/15/2030	130	130
University of North Texas System
5.00%, 04/15/2032	210	234
5.00%, 04/15/2033	205	227
5.00%, 04/15/2034	280	309
5.00%, 04/15/2035	295	325
5.00%, 04/15/2036	280	307
5.00%, 04/15/2037	370	404
5.00%, 04/15/2038	425	462
5.00%, 04/15/2039	465	503
Uptown Development Authority
5.00%, 09/01/2033	715	716
Viridian Municipal Management District
4.00%, 12/01/2032	620	637
4.00%, 12/01/2033	760	778
4.00%, 12/01/2036	1,150	1,166
4.00%, 12/01/2037	1,150	1,161
6.25%, 12/01/2027	300	314
6.25%, 12/01/2027	350	366
6.25%, 12/01/2028	340	367
6.25%, 12/01/2028	395	426

The accompanying notes are an integral part of these financial statements.

355

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.18% – (continued)
6.25%, 12/01/2030	$680	$771
Waller County Municipal Utility District No 35
6.50%, 09/01/2031	110	124
6.50%, 09/01/2031	205	232
Wichita Falls Independent School District
1.63%, 02/01/2032	3,150	2,822
Williamson County Municipal Utility District No 19F
6.75%, 08/15/2033	190	220
Williamson County Municipal Utility District No 32
2.75%, 08/15/2044	530	398
Willis Independent School District
2.00%, 02/15/2037	1,755	1,449
Wood Trace Municipal Utility District No 1
2.50%, 09/01/2037	330	275

Total Texas		2,545,928

Utah – 1.07%
Black Ridge Infrastructure Financing District
5.00%, 12/01/2035	2,736	2,773
5.50%, 12/01/2040	1,856	1,892
Canyons School District
1.50%, 06/15/2034	3,545	2,971
1.50%, 06/15/2035	2,000	1,635
City of Lehi UT Franchise & Sales Tax Revenue
5.25%, 02/01/2055	1,640	1,718
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2026	1,700	1,700
5.00%, 07/01/2026	3,000	3,000
5.00%, 07/01/2030	3,000	3,113
5.00%, 07/01/2032	3,250	3,519
5.00%, 07/01/2032	6,900	7,141
5.00%, 07/01/2033	4,200	4,342
5.00%, 07/01/2037	6,555	6,733
5.25%, 07/01/2036	1,850	2,058
5.25%, 07/01/2037	1,000	1,106
5.25%, 07/01/2038	1,250	1,377
5.25%, 07/01/2041	4,330	4,710
5.25%, 07/01/2048	4,000	4,171
County of Utah UT
5.00%, 05/15/2046	7,500	7,504
5.00%, 05/15/2060 (1)	510	511
Davis County Municipal Building Authority
2.00%, 11/01/2038	1,000	798
Deseret Public Infrastructure District No 2
6.13%, 12/01/2046 (2)	2,085	2,141
Downtown Revitalization Public Infrastructure District
5.00%, 06/01/2032	1,000	1,108
5.00%, 06/01/2033	1,000	1,120
5.00%, 06/01/2035	1,650	1,881
5.00%, 06/01/2036	1,165	1,318
5.00%, 06/01/2038	3,165	3,372
5.00%, 06/01/2039	1,300	1,381
5.00%, 06/01/2040	1,185	1,307
5.00%, 06/01/2040	2,200	2,433
5.25%, 06/01/2041	1,105	1,242
5.25%, 06/01/2042	2,000	2,244
5.25%, 06/01/2044	1,400	1,558
5.25%, 06/01/2045	750	828

The accompanying notes are an integral part of these financial statements.

356

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utah – 1.07% – (continued)
5.25%, 06/01/2045	$4,200	$4,634
Emery County School District
2.00%, 06/15/2034	2,500	2,146
Intermountain Power Agency
4.00%, 07/01/2036	1,860	1,908
5.00%, 07/01/2034	2,000	2,211
5.00%, 07/01/2037	2,565	2,801
5.00%, 07/01/2041	1,225	1,309
5.00%, 07/01/2042	2,090	2,225
5.00%, 07/01/2042	2,910	3,119
5.00%, 07/01/2043	1,280	1,360
5.25%, 07/01/2043	4,060	4,399
5.25%, 07/01/2044	4,225	4,554
Local Building Authority of Alpine School District
5.00%, 03/15/2037	7,500	8,477
5.00%, 03/15/2038	10,000	11,238
Mida Mountain Village Public Infrastructure District
0.00%, 06/01/2043 (2)	1,000	791
5.50%, 06/15/2039 (2)	2,125	2,201
Nebo School District
2.00%, 07/01/2032	2,510	2,307
Point Phase 1 Public Infrastructure District No 1
5.13%, 03/01/2035	2,248	2,363
5.88%, 03/01/2045	3,321	3,506
Salt Lake City School District
3.00%, 03/01/2039	3,500	3,244
Skyfall Infrastructure Financing District
5.75%, 12/01/2036 (2)	5,500	5,507
Unified Fire Service Area
4.00%, 04/01/2032	2,265	2,265
University of Utah
5.00%, 08/01/2042	1,685	1,822
Utah Charter School Finance Authority
4.00%, 04/15/2040	2,440	2,384
5.00%, 04/15/2039	500	541
5.00%, 04/15/2045	565	586
5.00%, 04/15/2046	1,750	1,810
5.00%, 10/15/2046	1,000	1,000
5.00%, 04/15/2055	1,625	1,649
5.13%, 04/15/2050	1,135	1,168
5.25%, 04/15/2060	2,500	2,574
Utah Housing Corp.
5.00%, 11/01/2043	1,750	1,875
6.25%, 07/01/2055	4,405	4,884
6.50%, 07/01/2055	4,690	5,181
6.75%, 07/01/2055	11,730	13,375
Utah Infrastructure Agency
4.00%, 10/15/2031	750	752
4.00%, 10/15/2041	3,350	3,172
5.00%, 10/15/2027	735	750
5.25%, 10/15/2033	965	973
5.25%, 10/15/2035	1,335	1,453
5.25%, 10/15/2039	400	438
5.50%, 10/15/2033	2,690	2,997
5.50%, 10/15/2049	1,000	1,069
Utah Transit Authority
5.00%, 12/15/2037	3,305	3,784
5.00%, 12/15/2043	3,610	4,007

The accompanying notes are an integral part of these financial statements.

357

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utah – 1.07% – (continued)
Weber School District
2.50%, 06/15/2037	$1,735	$1,536
2.50%, 06/15/2038	2,000	1,742
2.63%, 06/15/2039	2,050	1,782
Wolf Creek Infrastructure Financing District No 1
5.75%, 12/01/2044	994	1,038
Wood Ranch Public Infrastructure District
5.63%, 12/01/2053 (2)	885	898

Total Utah		222,510

Vermont – 0.06%
Vermont Economic Development Authority
5.00%, 05/01/2047	500	498
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	995	988
5.00%, 10/15/2029	865	848
5.00%, 12/01/2036	1,000	1,001
Vermont Housing Finance Agency
3.00%, 11/01/2051	1,199	1,176
3.65%, 07/01/2028 (1)	1,635	1,643
4.95%, 01/01/2043	3,000	3,170
Vermont Student Assistance Corp.
5.00%, 06/15/2027	700	701
5.00%, 06/15/2030	1,000	1,049
5.00%, 06/15/2031	500	529

Total Vermont		11,603

Virgin Islands – 0.16%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2026	5,995	6,016
5.00%, 10/01/2027	14,870	15,170
5.00%, 10/01/2028	4,145	4,290
5.00%, 10/01/2030	4,035	4,246
5.00%, 10/01/2039	2,580	2,683

Total Virgin Islands		32,405

Virginia – 0.98%
Albemarle County Economic Development Authority
5.00%, 06/01/2038	5,570	6,167
Arlington County Industrial Development Authority
5.00%, 07/01/2027	905	925
5.00%, 07/01/2053 (1)	6,680	7,123
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2041	4,835	4,837
Chesapeake Economic Development Authority
3.65%, 02/01/2032 (1)	1,000	1,011
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
4.88%, 07/15/2040	4,460	4,559
City of Harrisonburg VA
1.75%, 07/15/2035	595	496
1.75%, 07/15/2036	4,000	3,249
City of Newport News VA Water Revenue
1.63%, 07/15/2034	2,980	2,509
City of Virginia Beach VA Water & Sewer System Revenue
2.00%, 10/01/2034	425	369
County of Fairfax VA
4.00%, 10/01/2038	2,660	2,716

The accompanying notes are an integral part of these financial statements.

358

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Virginia – 0.98% – (continued)
Fairfax County Industrial Development Authority
4.00%, 05/15/2042	$3,595	$3,573
5.00%, 05/15/2032	10,000	11,160
Fairfax County Redevelopment & Housing Authority
5.00%, 10/01/2035	1,075	1,133
5.00%, 01/01/2045 (1)	1,645	1,678
Gloucester County Economic Development Authority
4.25%, 09/01/2038 (1)	2,000	2,019
Halifax County Industrial Development Authority
3.80%, 12/01/2041 (1)	5,125	5,173
Hampton Roads Transportation Accountability Commission
5.00%, 07/01/2026	9,300	9,300
Isle Wight County Industrial Development Authority
5.25%, 07/01/2053	1,260	1,304
Louisa Industrial Development Authority
3.65%, 11/01/2035 (1)	1,100	1,112
Norfolk Airport Authority
5.50%, 07/01/2056	2,375	2,524
Petersburg Redevelopment & Housing Authority
4.00%, 05/01/2045 (1)	11,500	11,598
Roanoke Economic Development Authority
3.00%, 07/01/2045	1,000	788
Rockingham County Economic Development Authority
4.00%, 12/01/2029	1,045	1,060
4.00%, 12/01/2030	1,085	1,095
Salem Economic Development Authority
5.00%, 04/01/2030	710	747
5.00%, 04/01/2031	400	419
5.00%, 04/01/2032	700	729
5.00%, 04/01/2033	350	364
5.00%, 04/01/2034	925	957
Virginia College Building Authority
3.00%, 02/01/2036	1,320	1,250
3.00%, 02/01/2039	1,165	1,042
4.00%, 06/01/2036	1,525	1,503
4.00%, 09/01/2041	1,690	1,698
5.00%, 02/01/2034	1,000	1,071
5.00%, 02/01/2039	18,215	19,752
5.00%, 02/01/2040	5,750	6,293
5.25%, 02/01/2041	6,400	6,957
Virginia Port Authority
5.00%, 07/01/2041	2,460	2,460
Virginia Public Building Authority
5.00%, 08/01/2029	1,000	1,002
5.00%, 08/01/2029	4,570	4,579
5.00%, 08/01/2033	3,000	3,005
Virginia Public School Authority
2.00%, 08/01/2036	2,745	2,282
2.00%, 08/01/2037	2,790	2,260
5.00%, 08/01/2036	4,220	4,737
Virginia Small Business Financing Authority
4.00%, 01/01/2033	3,250	3,288
4.00%, 07/01/2033	1,160	1,172
4.00%, 01/01/2034	2,500	2,521
4.00%, 07/01/2034	1,785	1,796
4.00%, 01/01/2039	745	727
5.00%, 01/01/2027	1,000	1,010
5.00%, 01/01/2033	4,000	4,295

The accompanying notes are an integral part of these financial statements.

359

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Virginia – 0.98% – (continued)
5.00%, 07/01/2033	$2,325	$2,493
5.00%, 01/01/2036	6,500	6,868
5.00%, 07/01/2037	1,355	1,422
5.00%, 10/01/2037	3,420	3,758
5.00%, 01/01/2038	2,000	2,094
5.00%, 07/01/2038	2,000	2,096
5.00%, 12/31/2047	1,500	1,527
5.00%, 06/15/2060 (1)	2,000	2,210
Williamsburg Economic Development Authority
4.00%, 07/01/2043	4,000	4,023
Winchester Economic Development Authority
5.00%, 01/01/2029	1,250	1,320
Wise County Industrial Development Authority
3.13%, 10/01/2040 (1)	7,120	7,146
York County Economic Development Authority
3.65%, 05/01/2033 (1)	3,650	3,690

Total Virginia		204,041

Washington – 2.74%
Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033	2,000	2,065
Central Puget Sound Regional Transit Authority
4.00%, 11/01/2040	7,500	7,504
5.00%, 11/01/2041	14,900	14,982
Central Washington University
4.00%, 05/01/2027	1,000	1,000
City of Kent WA
5.00%, 12/01/2042	1,380	1,542
City of Seattle WA Municipal Light & Power Revenue
4.00%, 07/01/2035	3,430	3,538
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675	681
County of Grant WA
5.25%, 12/01/2050	550	587
5.50%, 12/01/2055	2,100	2,269
County of King WA Sewer Revenue
2.90% (SIFMA Municipal Swap Index Yield + 0.23%), 01/01/2040 (4)	13,060	13,007
County of Pierce WA
2.60%, 07/01/2036	2,040	1,866
County of Spokane WA Airport Revenue
5.25%, 01/01/2041	1,375	1,478
Energy Northwest
5.00%, 07/01/2027	16,800	17,232
5.00%, 07/01/2034	6,890	7,447
5.00%, 07/01/2037	2,000	2,280
5.00%, 07/01/2039	7,835	8,833
5.00%, 07/01/2039	10,400	11,581
5.00%, 07/01/2040	14,500	16,086
Fircrest Properties
5.50%, 06/01/2049	5,000	5,396
King & Snohomish Counties School District No 417 Northshore
5.00%, 12/01/2041	2,655	2,942
5.00%, 12/01/2042	2,245	2,479
King County Housing Authority
4.00%, 12/01/2026	430	432
4.00%, 06/01/2027	585	590
4.00%, 12/01/2027	400	405
4.00%, 11/01/2031	1,640	1,673

The accompanying notes are an integral part of these financial statements.

360

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Washington – 2.74% – (continued)
4.00%, 11/01/2032	$1,705	$1,743
5.00%, 11/01/2027	1,000	1,027
5.00%, 11/01/2028	1,430	1,492
5.00%, 11/01/2029	750	792
King County Public Hospital District No 1
5.00%, 12/01/2032	3,900	3,925
King County Public Hospital District No 4
7.00%, 12/01/2060	7,525	7,692
King County School District No 403 Renton
5.00%, 12/01/2038	2,410	2,647
Port of Seattle WA
3.75%, 06/01/2027	3,000	3,001
5.00%, 04/01/2030	2,000	2,002
5.00%, 08/01/2031	12,510	13,602
5.00%, 04/01/2033	3,205	3,354
5.00%, 10/01/2034	5,850	6,515
5.00%, 05/01/2035	3,000	3,042
5.00%, 05/01/2035	5,925	6,009
5.00%, 10/01/2035	13,200	14,770
5.00%, 04/01/2036	3,940	4,095
5.00%, 10/01/2036	7,585	8,462
5.00%, 10/01/2037	7,500	8,311
5.00%, 08/01/2038	12,000	12,743
5.00%, 08/01/2039	1,380	1,461
5.00%, 08/01/2041	2,930	3,102
5.00%, 05/01/2043	8,220	8,294
5.25%, 07/01/2039	14,585	16,118
5.25%, 07/01/2041	6,750	7,385
5.50%, 08/01/2047	6,930	7,363
Port of Tacoma WA
5.00%, 12/01/2043	8,000	8,016
Skagit County Public Hospital District No 1
5.50%, 12/01/2040	500	539
5.50%, 12/01/2043	1,010	1,079
Snohomish County Housing Authority
3.75%, 04/01/2036	4,250	4,123
Snohomish County School District No 15 Edmonds
5.00%, 12/01/2037	8,560	9,611
5.00%, 12/01/2039	3,450	3,839
5.00%, 12/01/2040	5,000	5,545
5.00%, 12/01/2041	6,500	7,203
South Correctional Entity Facility Public Development Authority
3.00%, 12/01/2038	900	821
Spokane Public Facilities District
5.00%, 12/01/2038	1,175	1,183
State of Washington
4.00%, 07/01/2035	1,600	1,659
4.00%, 07/01/2035	3,700	3,835
5.00%, 08/01/2027	235	235
5.00%, 08/01/2027	10,025	10,298
5.00%, 08/01/2028	235	235
5.00%, 08/01/2030	235	235
5.00%, 07/01/2032	5,655	6,362
5.00%, 06/01/2034	660	687
5.00%, 08/01/2034	15,000	15,347
5.00%, 08/01/2037	1,200	1,333
5.00%, 08/01/2037	2,500	2,505
5.00%, 06/01/2038	4,650	5,317

The accompanying notes are an integral part of these financial statements.

361

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Washington – 2.74% – (continued)
5.00%, 08/01/2038	$4,535	$4,543
5.00%, 08/01/2038	12,455	13,923
5.00%, 08/01/2038	15,000	16,982
5.00%, 06/01/2039	10,450	11,882
5.00%, 08/01/2039	2,500	2,816
5.00%, 02/01/2040	15,000	16,379
5.00%, 02/01/2041	1,585	1,626
5.00%, 07/01/2042	6,750	7,340
5.00%, 08/01/2043	10,000	11,071
5.00%, 08/01/2047	1,750	1,865
University of Washington
3.13%, 07/01/2042	5,000	4,296
5.00%, 12/01/2036	6,000	6,044
5.00%, 04/01/2037	5,000	5,698
5.25%, 12/01/2046	1,750	1,760
Vancouver Housing Authority
4.00%, 08/01/2034	1,000	990
4.50%, 10/01/2042	500	507
4.50%, 10/01/2042	2,000	2,054
5.00%, 12/01/2042	3,035	3,376
Washington Health Care Facilities Authority
4.00%, 08/15/2041	1,100	1,058
5.00%, 08/01/2028	1,005	1,047
5.00%, 07/01/2029	115	118
5.00%, 07/01/2030	410	420
5.00%, 08/01/2030	3,500	3,695
5.00%, 08/15/2030	1,000	1,020
5.00%, 08/15/2031	845	862
5.00%, 08/15/2032	480	489
5.00%, 09/01/2032	3,200	3,503
5.00%, 07/01/2034	105	107
5.00%, 03/01/2037	2,500	2,825
5.00%, 03/01/2038	2,000	2,263
5.00%, 10/01/2038	1,725	1,835
5.00%, 07/01/2042	2,415	2,439
5.00%, 08/01/2044	1,500	1,535
5.00%, 08/15/2055 (1)	2,750	2,916
Washington Higher Education Facilities Authority
4.00%, 01/01/2043	1,765	1,741
5.00%, 10/01/2029	1,855	1,855
5.00%, 10/01/2033	735	728
Washington State Convention Center Public Facilities District
3.00%, 07/01/2043	1,350	1,126
4.00%, 07/01/2031	13,860	14,180
Washington State Housing Finance Commission
0.00%, 11/20/2041 (1)	8,926	8,684
2.85%, 07/01/2030	500	500
3.00%, 07/01/2031	1,000	1,002
3.90%, 06/01/2037 (1)	4,000	4,000
4.20%, 07/01/2029 (2)	1,130	1,130
4.22%, 03/01/2050 (1)	5,916	5,817
5.00%, 12/01/2026	350	353
5.00%, 06/01/2028	500	522
5.00%, 06/01/2029	500	531
5.00%, 06/01/2030	500	535
5.00%, 12/01/2030	500	536
5.00%, 07/01/2033 (2)	635	696
5.00%, 07/01/2034 (2)	1,000	1,095

The accompanying notes are an integral part of these financial statements.

362

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Washington – 2.74% – (continued)
5.00%, 01/01/2035	$4,025	$4,058
5.00%, 07/01/2037	1,045	1,160
5.00%, 07/01/2038 (2)	1,500	1,620
5.00%, 07/01/2045 (2)	2,000	2,079
5.25%, 07/01/2055 (2)	3,050	3,137
6.25%, 06/01/2054	2,355	2,574
Whatcom County Public Utility District No 1
5.00%, 12/01/2033	1,300	1,422
5.00%, 12/01/2034	1,000	1,099
5.00%, 12/01/2035	1,000	1,093
5.25%, 12/01/2036	850	938
5.25%, 12/01/2038	1,400	1,530

Total Washington		571,874

West Virginia – 0.50%
City of Wheeling WV Waterworks & Sewerage System Revenue
5.25%, 06/01/2050	1,375	1,456
5.25%, 06/01/2056	2,000	2,109
Monongalia County Commission Excise Tax District
4.13%, 06/01/2043 (2)	1,820	1,733
Morgantown Utility Board, Inc.
5.00%, 12/01/2041	2,000	2,007
Ohio County Board of Education
3.00%, 06/01/2030	2,275	2,279
Parkersburg Municipal Building Commission
4.00%, 11/01/2039	320	319
4.25%, 11/01/2044	320	316
4.38%, 11/01/2054	710	670
State of West Virginia
5.00%, 12/01/2040	1,100	1,152
5.00%, 06/01/2041	5,000	5,158
West Virginia Economic Development Authority
2.90%, 11/01/2065 (1)	15,000	15,000
2.97%, 11/01/2065 (1)	3,700	3,700
3.00%, 06/01/2037 (1)	2,130	2,121
3.38%, 03/01/2040 (1)	5,245	5,286
3.75%, 04/01/2036 (1)	795	797
West Virginia Hospital Finance Authority
5.00%, 01/01/2030	1,830	1,856
5.00%, 01/01/2031	620	628
5.00%, 01/01/2033	900	909
5.00%, 01/01/2034	1,180	1,190
5.00%, 01/01/2035	950	956
5.00%, 06/01/2036	4,000	4,464
5.00%, 06/01/2039	4,030	4,426
5.00%, 09/01/2039	3,125	3,181
5.00%, 06/01/2040	3,000	3,279
5.00%, 01/01/2043	2,530	2,486
5.00%, 06/01/2055 (1)	10,480	11,391
5.13%, 09/01/2042	3,500	3,780
5.25%, 06/01/2042	2,865	3,162
5.25%, 06/01/2043	3,000	3,289
5.25%, 06/01/2044	4,270	4,640
5.25%, 06/01/2045	3,000	3,223
West Virginia Housing Development Fund
2.00%, 05/01/2033	1,125	989
2.05%, 11/01/2035	500	435
2.90%, 11/01/2026	620	619

The accompanying notes are an integral part of these financial statements.

363

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
West Virginia – 0.50% – (continued)
5.00%, 08/01/2027 (1)	$3,170	$3,218
5.00%, 05/01/2030	315	338
5.00%, 05/01/2032	305	332
5.00%, 05/01/2034	140	154
West Virginia Parkways Authority
5.00%, 06/01/2037	2,000	2,068

Total West Virginia		105,116

Wisconsin – 1.66%
Beaver Dam Unified School District
5.00%, 04/01/2042	7,210	7,822
City of Eau Claire WI
2.00%, 04/01/2036	710	572
City of Racine WI
2.00%, 12/01/2034	255	214
County of Marathon WI
2.00%, 02/01/2033	1,005	901
2.00%, 02/01/2033	1,380	1,237
2.00%, 02/01/2034	1,025	900
2.00%, 02/01/2034	1,330	1,168
2.00%, 02/01/2035	945	812
2.00%, 02/01/2035	1,355	1,164
2.00%, 02/01/2036	985	826
County of Milwaukee WI Airport Revenue
5.00%, 12/01/2031	2,060	2,075
Hudson School District
2.25%, 03/01/2027	1,185	1,178
Kewaunee School District
5.00%, 04/01/2039	1,000	1,090
5.00%, 04/01/2040	1,000	1,085
Madison Metropolitan School District
5.00%, 03/01/2037	1,500	1,685
5.00%, 03/01/2038	1,105	1,235
5.00%, 03/01/2040	1,560	1,731
Marinette School District
1.75%, 03/01/2035	825	811
1.75%, 03/01/2035	2,055	1,680
Mukwonago Area School District
5.00%, 04/01/2035	1,400	1,586
5.00%, 04/01/2036	3,120	3,483
Public Finance Authority
0.00%, 12/15/2036 (2)	18,335	9,499
0.00%, 12/15/2039 (2)	7,000	2,827
0.00%, 12/15/2040 (2)	1,500	519
0.00%, 01/20/2041 (1)	17,980	17,439
0.00%, 12/01/2055 (2)	8,000	4,705
2.50%, 10/01/2055 (1)	5,605	5,605
3.00%, 12/01/2026 (2)	510	505
3.63%, 06/15/2063 (1)	16,835	16,875
4.00%, 06/15/2031 (2)	450	434
4.00%, 04/01/2032 (2)	1,340	1,317
4.00%, 07/15/2034 (2)	500	496
4.00%, 08/01/2035	5,830	5,680
4.00%, 05/01/2036	5,000	4,891
4.00%, 07/15/2039 (2)	250	238
4.00%, 06/01/2045	7,495	7,064
4.00%, 01/01/2055 (1)(2)	14,385	14,365
5.00%, 10/01/2026 (2)	590	592

The accompanying notes are an integral part of these financial statements.

364

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 1.66% – (continued)
5.00%, 10/01/2027 (2)	$610	$622
5.00%, 12/01/2027	3,360	3,392
5.00%, 10/01/2029 (2)	155	162
5.00%, 06/15/2030	155	163
5.00%, 06/15/2031	490	533
5.00%, 06/15/2032	345	380
5.00%, 06/15/2034	275	308
5.00%, 10/01/2034 (2)	8,145	8,481
5.00%, 12/01/2034 (2)	3,535	3,643
5.00%, 07/01/2035	5,000	5,173
5.00%, 06/15/2036	425	476
5.00%, 07/01/2036	55	56
5.00%, 12/15/2036 (2)	1,252	1,252
5.00%, 01/01/2037	500	520
5.00%, 01/01/2038	350	363
5.00%, 10/01/2039 (2)	2,600	2,683
5.00%, 10/01/2044	1,840	1,874
5.00%, 07/01/2045	500	522
5.00%, 07/01/2050	1,215	1,240
5.25%, 06/01/2027 (2)	590	599
5.25%, 06/01/2028 (2)	1,590	1,638
5.25%, 07/01/2028	1,340	1,341
5.25%, 06/01/2029 (2)	1,590	1,655
5.25%, 06/01/2030 (2)	1,590	1,672
5.25%, 12/01/2031	555	607
5.25%, 12/01/2032	590	652
5.25%, 06/15/2035	300	329
5.25%, 03/01/2042	1,575	1,647
5.25%, 06/15/2045	300	324
5.40%, 06/20/2044	2,750	2,949
5.50%, 12/15/2032 (2)	1,698	1,699
5.75%, 12/15/2033 (2)	1,000	1,001
5.75%, 06/30/2060	13,000	13,613
6.00%, 11/15/2045 (2)	5,925	5,935
6.00%, 12/01/2055 (2)	4,250	4,286
6.45%, 04/01/2060 (2)	1,500	1,504
6.75%, 07/01/2063 (2)	4,250	4,256
9.00%, 07/01/2040	2,000	2,107
State of Wisconsin
5.00%, 05/01/2029	775	813
5.00%, 05/01/2030	340	363
5.00%, 05/01/2033	800	893
5.00%, 05/01/2034	1,300	1,466
5.00%, 05/01/2035	500	569
5.00%, 05/01/2035	1,105	1,282
5.00%, 05/01/2035	1,750	2,030
University of Wisconsin Hospitals & Clinics
4.00%, 04/01/2038	1,410	1,414
5.00%, 04/01/2038	550	611
5.00%, 04/01/2040	1,125	1,236
5.00%, 04/01/2054 (1)	7,945	8,617
Waunakee Community School District
4.38%, 04/01/2044	4,000	4,082
Wisconsin Center District
0.00%, 12/15/2028	1,025	950
0.00%, 12/15/2030	550	476
0.00%, 12/15/2030	1,045	902

The accompanying notes are an integral part of these financial statements.

365

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 1.66% – (continued)
Wisconsin Health & Educational Facilities Authority
3.00%, 10/15/2038	$1,790	$1,602
3.00%, 10/15/2039	930	819
3.63%, 11/01/2029	630	637
4.00%, 11/01/2034	1,000	1,021
4.00%, 12/15/2037	1,320	1,326
4.00%, 04/01/2042	6,000	5,839
4.00%, 11/15/2043	280	290
4.00%, 11/15/2043	3,350	3,228
4.20%, 08/15/2028	560	560
4.38%, 11/01/2039	1,345	1,365
4.50%, 02/15/2054	1,660	1,615
5.00%, 04/01/2027	1,700	1,727
5.00%, 08/01/2027 (2)	3,500	3,500
5.00%, 04/01/2028	900	936
5.00%, 11/01/2029	760	785
5.00%, 02/15/2030	2,390	2,399
5.00%, 04/01/2030	1,670	1,745
5.00%, 06/01/2032	395	421
5.00%, 02/15/2033	2,130	2,333
5.00%, 12/15/2033	1,450	1,522
5.00%, 06/01/2034	435	467
5.00%, 11/15/2035	5,500	5,522
5.00%, 11/15/2039	10,000	10,018
5.00%, 06/01/2040	1,125	1,181
5.00%, 10/01/2041	640	679
5.00%, 04/01/2042	1,810	1,745
5.00%, 04/01/2044	1,850	1,886
5.00%, 12/01/2046 (1)	6,500	6,970
5.00%, 08/15/2054 (1)	830	831
5.00%, 08/15/2054 (1)	1,770	1,870
5.00%, 08/15/2054 (1)	2,565	2,719
5.00%, 10/01/2054 (1)	1,335	1,448
5.25%, 02/15/2035	4,890	5,449
5.50%, 02/15/2054	1,775	1,861
Wisconsin Housing & Economic Development Authority
5.00%, 12/01/2027 (1)	6,060	6,111
5.00%, 08/01/2058 (1)	1,145	1,147
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.00%, 03/01/2052	695	686
3.50%, 09/01/2031	5,000	5,078
3.50%, 09/01/2050	860	859
3.63%, 03/01/2034	3,605	3,617
4.25%, 09/01/2044	3,075	3,086
5.00%, 09/01/2039	3,100	3,367
6.00%, 03/01/2054	2,405	2,625
6.00%, 09/01/2054	4,360	4,689
6.00%, 03/01/2055	2,055	2,229
Wisconsin Housing & Economic Development Authority Housing Revenue
3.10%, 11/01/2056 (1)	6,200	6,208

Total Wisconsin		347,685

Wyoming – 0.05%
County of Campbell WY
3.63%, 07/15/2039	5,160	4,827
Wyoming Community Development Authority
3.00%, 06/01/2049	2,750	2,721

The accompanying notes are an integral part of these financial statements.

366

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wyoming – 0.05% – (continued)
4.30%, 12/01/2040	$2,410	$2,433

Total Wyoming		9,981

Total Municipal Bonds (Cost: $20,018,833)		20,277,084

GOVERNMENT RELATED – 0.01%
U.S. Treasury Obligations – 0.01%
U.S. Treasury Note/Bond
4.00%, 05/31/2028	2,560	2,552

Total U.S. Treasury Obligations		2,552

Total Government Related (Cost: $2,549)		2,552

	Shares (000s)	Value (000s)
WARRANTS – 0.00% (8)
Transportation – 0.00% (8)
Brightline West, expires 11/26/2035 (6)(9)(10)(12)	308	—

Total Transportation		—

Total Warrants (Cost: $0)		—

SHORT-TERM INVESTMENTS – 1.24%
Money Market Funds – 0.93%
Fidelity Institutional Money Market Government Portfolio – Class I, 3.59% (11)	195,560	195,560

Total Money Market Funds (Cost: $195,560)		195,560

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.31%
HSBC, London, 3.12% due 07/01/2026	$64,101	64,101

Total Time Deposits (Cost: $64,101)		64,101

Total Short-Term Investments (Cost: $259,661)		259,661

TOTAL INVESTMENTS IN SECURITIES – 98.32% (Cost: $20,281,043)		20,539,297

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.68%		351,540

TOTAL NET ASSETS – 100.00%		$20,890,837

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of June 30, 2026.

(2)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $600,258, which represents 2.87% of total net assets.

The accompanying notes are an integral part of these financial statements.

367

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

(4)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2026.

(5)	Security in default as of June 30, 2026. The value of these securities totals $479, which represents 0.00% of total net assets.

(6)	Non-income producing security.

(7)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2026.

(8)	Amount calculated is less than 0.005%.

(9)	A zero balance may reflect actual amounts rounding to less than one thousand.

(10)	Security that is valued using significant unobservable inputs and is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $—, which represents 0.00% of total net assets.

(11)	Represents annualized seven-day yield as of the close of the reporting period.

(12)	Security that is restricted at June 30, 2026. The value of these securities totals $—, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(615)	U.S. Long Bond Future	Sep. 2026	$(68,033)	$(69,803)	$(1,770)

					$(1,770)

MUNICIPAL BONDS	Percentage of Net Assets
Education	4.49%
General Obligation	18.08
General Revenue	31.19
Healthcare	10.52
Housing	9.10
Transportation	15.08
Utilities	8.61

Total Municipal Bonds	97.07

GOVERNMENT RELATED	Percentage of Net Assets
U.S. Treasury Obligations	0.01

Total Government Related	0.01

WARRANTS
Transportation	—	(1)

Total Warrants	—	(1)

SHORT-TERM INVESTMENTS	1.24

TOTAL INVESTMENTS	98.32
OTHER ASSETS IN EXCESS OF LIABILITIES	1.68

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

368

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 96.24%
Alabama – 3.25%
Baldwin County Industrial Development Authority
4.30%, 03/01/2056 (1)(2)	$3,845	$3,848
4.63%, 06/01/2055 (1)(2)	1,450	1,480
5.00%, 06/01/2055 (1)(2)	9,950	10,339
Black Belt Energy Gas District
4.00%, 06/01/2051 (1)	2,500	2,555
4.00%, 10/01/2052 (1)	4,075	4,085
4.00%, 12/01/2052 (1)	1,500	1,515
4.00%, 04/01/2053 (1)	500	505
5.00%, 07/01/2033	3,500	3,666
5.00%, 10/01/2033	3,425	3,652
5.00%, 01/01/2034	1,325	1,389
5.00%, 12/01/2034	930	999
5.00%, 12/01/2034	7,050	7,461
5.00%, 10/01/2035	4,250	4,480
5.00%, 10/01/2035	6,240	6,293
5.00%, 12/01/2035	11,770	12,449
5.00%, 06/01/2036	14,000	14,706
5.00%, 11/01/2036	5,910	6,216
5.00%, 03/01/2055 (1)	8,225	8,768
5.00%, 05/01/2055 (1)	370	394
5.00%, 10/01/2055 (1)	3,115	3,274
5.00%, 12/01/2055 (1)	650	692
5.00%, 12/01/2055 (1)	980	1,035
5.25%, 06/01/2036	6,695	7,214
5.25%, 12/01/2053 (1)	1,890	2,031
5.25%, 01/01/2054 (1)	4,160	4,416
5.25%, 05/01/2055 (1)	705	730
5.50%, 11/01/2056 (1)(2)	500	538
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2026	1,050	1,055
5.25%, 10/01/2040	2,320	2,539
5.25%, 10/01/2043	2,095	2,275
5.25%, 10/01/2045	100	107
5.25%, 10/01/2049	4,990	5,208
5.50%, 10/01/2053	3,450	3,631
Energy Southeast A Cooperative District
5.00%, 11/01/2033	870	927
5.00%, 11/01/2035	300	317
5.25%, 07/01/2054 (1)	2,575	2,773
5.50%, 11/01/2053 (1)	6,665	7,181
Health Care Authority of the City of Huntsville
4.00%, 06/01/2045	2,500	2,397
Homewood Educational Building Authority
5.00%, 10/01/2056	275	272
Hoover Industrial Development Board
5.75%, 10/01/2049	2,445	2,520
Huntsville-Redstone Village Special Care Facilities Financing Authority
0.00%, 01/01/2060	205	11
6.00%, 01/01/2060	825	725
Jacksonville Public Educational Building Authority
5.00%, 08/01/2056	125	127
Lower Alabama Gas District
5.00%, 12/01/2033	3,800	3,983
Mobile County Industrial Development Authority
4.75%, 12/01/2054	7,625	7,381

The accompanying notes are an integral part of these financial statements.

369

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Alabama – 3.25% – (continued)
5.00%, 06/01/2054	$11,265	$11,319
Phenix City Industrial Development Board
4.13%, 05/15/2035	3,620	3,620
Prattville Industrial Development Board
5.30%, 09/01/2028	1,325	1,382
Selma Industrial Development Board
4.20%, 05/01/2034	6,110	6,388
Southeast Alabama Gas Supply District
5.00%, 06/01/2049 (1)	2,400	2,530
Southeast Energy Authority A Cooperative District
4.00%, 12/01/2051 (1)	4,315	4,386
5.00%, 11/01/2035	1,500	1,565
5.00%, 05/01/2055 (1)	500	533
5.00%, 10/01/2055 (1)	2,600	2,760
5.00%, 01/01/2056 (1)	2,185	2,230
5.25%, 03/01/2055 (1)	2,590	2,683
5.50%, 01/01/2053 (1)	2,000	2,130
Tuscaloosa County Industrial Development Authority
5.25%, 05/01/2044 (2)	9,982	10,156

Total Alabama		209,841

Alaska – 0.24%
Alaska Housing Finance Corp.
4.00%, 12/01/2048	270	272
6.00%, 06/01/2054	85	92
6.00%, 12/01/2056	40	44
Alaska Industrial Development & Export Authority
5.00%, 01/01/2030	1,415	1,416
5.00%, 01/01/2034	1,000	1,000
City of Valdez AK
2.60%, 12/01/2033 (1)	12,150	12,150
Northern Tobacco Securitization Corp.
4.00%, 06/01/2050	345	340

Total Alaska		15,314

American Samoa – 0.02%
American Samoa Economic Development Authority
5.00%, 09/01/2035 (2)	480	508
5.25%, 09/01/2045 (2)	555	566

Total American Samoa		1,074

Arizona – 2.44%
Arizona Health Facilities Authority
3.31% (S&P 7 Day Municipal High Grade Rate + 0.81%), 01/01/2037 (3)	480	480
Arizona Industrial Development Authority
0.00%, 05/20/2033 (1)	4,934	144
3.63%, 05/20/2033	1,725	1,726
4.00%, 07/15/2030 (2)	195	194
4.00%, 11/01/2037	100	101
4.00%, 11/01/2039	1,160	1,162
4.00%, 07/15/2040 (2)	990	936
4.00%, 07/01/2041	575	525
4.00%, 07/15/2041 (2)	265	236
4.00%, 12/15/2041 (2)	850	753
4.00%, 07/01/2042	100	87
4.00%, 11/01/2045	500	477

The accompanying notes are an integral part of these financial statements.

370

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arizona – 2.44% – (continued)
4.00%, 07/15/2050 (2)	$1,610	$1,349
4.00%, 11/01/2050	1,500	1,342
4.00%, 07/01/2051	2,250	1,847
4.00%, 07/15/2051 (2)	500	397
4.00%, 12/15/2051 (2)	1,385	1,077
4.00%, 07/15/2056 (2)	1,425	1,098
4.25%, 07/01/2042	3,215	2,900
4.50%, 07/15/2029 (2)	3,250	3,178
4.50%, 07/01/2046 (1)(2)	1,040	1,056
4.50%, 07/01/2054	6,500	5,468
4.88%, 07/01/2060 (1)(2)	135	141
5.00%, 07/01/2032	425	439
5.00%, 07/01/2037 (2)	225	226
5.00%, 07/01/2039 (2)	100	100
5.00%, 07/15/2039	950	952
5.00%, 07/15/2040 (2)	505	510
5.00%, 07/15/2040 (2)	1,450	1,452
5.00%, 07/01/2047 (2)	360	347
5.00%, 11/01/2047	1,400	1,442
5.00%, 07/01/2049 (2)	100	93
5.00%, 07/01/2049 (2)	750	712
5.00%, 07/01/2049 (2)	945	831
5.00%, 07/15/2049	2,590	2,412
5.00%, 07/15/2050 (2)	2,665	2,464
5.00%, 07/01/2051 (2)	255	240
5.00%, 07/01/2054 (2)	710	654
5.00%, 07/01/2054 (2)	1,000	914
5.00%, 11/01/2054	2,000	2,034
5.00%, 07/01/2057	1,250	1,243
5.25%, 07/01/2037 (2)	205	205
5.25%, 07/01/2060	1,500	1,505
5.25%, 07/01/2061	2,000	2,081
5.38%, 07/01/2050 (2)	510	508
5.50%, 07/01/2038 (2)	2,010	2,019
5.50%, 07/01/2052 (2)	3,535	3,269
5.50%, 07/01/2056 (2)	165	163
5.75%, 07/15/2048 (2)	7,600	7,600
5.75%, 07/01/2061 (2)	140	140
6.75%, 12/01/2055 (2)	4,100	4,239
6.88%, 02/01/2065 (2)	5,000	5,055
Chandler Industrial Development Authority
5.00%, 09/01/2052 (1)	1,900	1,923
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	2,000	1,972
Glendale Industrial Development Authority
4.00%, 07/01/2028	185	185
4.00%, 07/01/2046	90	90
5.00%, 07/01/2033	435	438
5.00%, 11/15/2036	250	248
5.00%, 07/01/2038	1,220	1,224
5.00%, 07/01/2048	2,990	2,834
5.00%, 11/15/2053	1,690	1,368
5.00%, 05/15/2056	700	635
Industrial Development Authority of the City of Phoenix Arizona
5.00%, 07/01/2030	700	717

The accompanying notes are an integral part of these financial statements.

371

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arizona – 2.44% – (continued)
5.00%, 07/01/2035 (2)	$375	$375
5.00%, 07/01/2035 (2)	995	995
5.00%, 07/01/2037	4,750	4,812
5.00%, 07/01/2044	85	86
5.00%, 07/01/2045 (2)	150	148
5.00%, 07/01/2045 (2)	290	286
5.00%, 07/01/2049	1,390	1,392
5.00%, 07/01/2059	1,495	1,463
Industrial Development Authority of the County of Pima
4.00%, 06/15/2041 (2)	2,380	2,075
4.00%, 06/15/2051 (2)	1,215	940
4.00%, 06/15/2057 (2)	1,245	926
5.00%, 06/15/2049 (2)	125	114
6.75%, 11/15/2042 (2)	1,000	1,083
6.88%, 11/15/2052 (2)	285	303
7.00%, 11/15/2057 (2)	250	267
La Paz County Industrial Development Authority
4.00%, 02/15/2046	345	303
4.00%, 02/15/2051	580	485
5.00%, 02/15/2036 (2)	1,200	1,201
Maricopa County Industrial Development Authority
3.50%, 07/01/2044 (2)	520	421
4.00%, 07/01/2029 (2)	215	216
4.00%, 07/01/2039	4,750	4,465
4.00%, 07/01/2041 (2)	120	110
4.00%, 10/15/2047 (2)	6,865	6,086
4.00%, 07/01/2050	100	88
4.00%, 07/01/2056 (2)	1,350	1,085
4.25%, 07/01/2044	800	730
4.38%, 05/01/2033 (2)	1,700	1,678
5.00%, 07/01/2036 (2)	150	150
5.00%, 07/01/2039	700	718
5.00%, 07/01/2047 (2)	1,500	1,426
5.00%, 07/01/2049 (2)	150	144
5.00%, 07/01/2049	900	903
5.00%, 07/01/2054 (2)	1,000	941
5.50%, 07/01/2060	1,040	1,042
5.88%, 07/01/2060 (2)	105	106
Maricopa County Pollution Control Corp.
2.40%, 06/01/2035	1,115	987
2.40%, 06/01/2035	1,850	1,638
3.60%, 02/01/2040	415	392
3.60%, 04/01/2040	1,000	945
4.50%, 08/01/2042	1,220	1,220
Salt Verde Financial Corp.
5.00%, 12/01/2037	5,545	5,837
Sierra Vista Industrial Development Authority
5.00%, 06/15/2044 (2)	2,220	2,110
5.00%, 06/15/2054 (2)	4,260	3,773
5.00%, 06/15/2059 (2)	3,475	3,020
5.00%, 06/15/2064 (2)	3,925	3,362
5.75%, 06/15/2058 (2)	900	880
6.25%, 06/15/2050	2,775	2,823
6.25%, 06/15/2056 (2)	250	246
6.50%, 06/15/2065 (2)	565	566

The accompanying notes are an integral part of these financial statements.

372

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arizona – 2.44% – (continued)
Tempe Industrial Development Authority
4.00%, 12/01/2038	$1,530	$1,490
4.00%, 12/01/2046	1,170	1,030
4.38%, 12/01/2036	200	204
5.00%, 12/01/2050	760	725
5.00%, 12/01/2054	750	707
5.63%, 12/01/2055	2,155	2,239
5.63%, 12/01/2060	3,745	3,860

Total Arizona		157,774

Arkansas – 0.73%
Arkansas Development Finance Authority
3.88%, 10/15/2065 (1)	1,650	1,666
4.00%, 09/01/2046 (1)(2)	10,000	10,103
4.25%, 09/01/2046 (1)(2)	7,150	7,261
4.65%, 07/01/2050	135	134
4.70%, 07/01/2055	2,650	2,663
5.00%, 09/01/2027	1,000	1,023
5.45%, 09/01/2052	8,205	8,392
5.50%, 01/01/2056	8,235	8,885
5.70%, 05/01/2053	1,100	1,140
7.00%, 07/01/2048 (2)	2,500	2,766
7.50%, 07/01/2048 (2)	2,500	2,800
Fayetteville Public Facilities Board
5.25%, 12/01/2046	70	73
5.50%, 12/01/2054	100	104
5.50%, 12/01/2060	225	231

Total Arkansas		47,241

California – 6.99%
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500	2,510
California Community Choice Financing Authority
4.00%, 02/01/2052 (1)	2,895	2,939
5.00%, 03/01/2036	2,665	2,779
5.00%, 05/01/2054 (1)	500	532
5.00%, 01/01/2055 (1)	1,085	1,116
5.00%, 02/01/2055 (1)	2,835	3,011
5.00%, 02/01/2055 (1)	5,810	6,190
5.00%, 08/01/2055 (1)	1,200	1,253
5.00%, 11/01/2055 (1)	2,000	2,055
5.00%, 12/01/2055 (1)	1,985	2,081
5.00%, 01/01/2056 (1)	2,600	2,681
5.00%, 03/01/2056 (1)	750	803
5.00%, 04/01/2056 (1)	2,000	2,150
5.25%, 02/01/2036	3,985	4,363
5.50%, 10/01/2054 (1)	2,940	3,209
California Community Housing Agency
3.00%, 08/01/2056 (2)	700	494
3.00%, 02/01/2057 (2)	1,000	697
3.00%, 02/01/2057 (2)	2,000	1,402
3.00%, 02/01/2057 (2)	3,825	2,411
4.00%, 08/01/2046 (2)	920	815
4.00%, 08/01/2047 (2)	3,500	2,798
4.00%, 08/01/2050 (2)	5,025	4,073
4.00%, 08/01/2051 (2)	1,000	448

The accompanying notes are an integral part of these financial statements.

373

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 6.99% – (continued)
4.00%, 02/01/2056 (2)	$11,050	$8,887
4.00%, 02/01/2056 (2)	17,075	11,283
5.00%, 08/01/2049 (2)	12,205	11,557
California Educational Facilities Authority
5.00%, 12/01/2035	1,000	1,026
5.25%, 10/01/2044	3,015	3,064
California Enterprise Development Authority
5.00%, 06/01/2064 (2)	2,300	2,222
California Health Facilities Financing Authority
3.00%, 08/15/2051	3,285	2,479
5.00%, 12/01/2028	500	523
5.00%, 12/01/2039	520	560
5.00%, 08/15/2042	360	358
5.00%, 08/15/2047	2,075	2,024
5.25%, 11/15/2058	255	261
California Housing Finance Agency
3.25%, 08/20/2036	4,351	4,247
3.50%, 11/20/2035	2,613	2,593
3.75%, 03/25/2035	140	142
4.00%, 03/20/2033	3,590	3,658
4.25%, 01/15/2035	1,392	1,444
4.38%, 09/20/2036	3,062	3,133
California Infrastructure & Economic Development Bank
0.00%, 01/01/2061 (2)	28,600	2,589
3.50%, 01/01/2065 (1)(2)	8,450	8,448
5.00%, 01/01/2056 (2)	355	313
12.00%, 01/01/2065 (1)(2)	5,885	3,855
California Municipal Finance Authority
0.00%, 11/20/2040 (1)	3,341	3,330
0.00%, 02/20/2041 (1)	543	510
3.00%, 10/01/2049	100	75
3.00%, 05/15/2054	405	305
3.25%, 07/01/2051 (1)	245	245
3.45%, 10/01/2041 (1)	620	625
3.88%, 03/01/2054 (1)	150	152
4.00%, 11/15/2027	200	202
4.00%, 07/15/2029	6,150	6,214
4.00%, 08/15/2037	1,560	1,552
4.00%, 10/01/2038	1,000	998
4.00%, 10/01/2039	2,495	2,475
4.00%, 09/01/2041	550	536
4.00%, 08/15/2042	1,635	1,570
4.00%, 12/31/2047	1,470	1,352
4.00%, 03/01/2050	250	211
4.00%, 02/01/2051	1,215	1,079
4.00%, 11/15/2056	875	736
4.05%, 07/20/2041	1,696	1,680
4.38%, 09/01/2053 (1)	125	131
5.00%, 10/01/2026	400	402
5.00%, 05/15/2027	150	153
5.00%, 07/01/2027	300	305
5.00%, 11/01/2027 (2)	115	114
5.00%, 06/30/2029	335	347
5.00%, 12/31/2031	1,240	1,280
5.00%, 07/01/2032	1,055	1,069

The accompanying notes are an integral part of these financial statements.

374

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 6.99% – (continued)
5.00%, 04/01/2035	$610	$610
5.00%, 11/01/2035 (2)	1,250	1,314
5.00%, 05/15/2036	2,680	2,773
5.00%, 10/01/2039 (2)	1,115	1,117
5.00%, 11/01/2039 (2)	195	198
5.00%, 01/01/2041 (2)	460	477
5.00%, 12/31/2043	20,445	20,755
5.00%, 10/01/2044	1,200	1,202
5.00%, 06/01/2046	750	750
5.00%, 11/01/2046 (2)	1,500	1,483
5.00%, 12/31/2047	1,000	1,005
5.00%, 06/01/2048	1,000	1,003
5.00%, 10/01/2049 (2)	515	488
5.00%, 09/01/2054	735	742
5.00%, 10/01/2057 (2)	1,000	912
5.00%, 09/01/2060	100	105
5.13%, 09/01/2050	1,725	1,770
5.13%, 09/01/2059	110	112
5.25%, 11/01/2036	25	26
5.25%, 09/01/2051	105	113
5.25%, 11/01/2052	2,165	2,195
5.25%, 06/01/2053	2,655	2,768
5.38%, 07/01/2045 (2)	500	497
5.38%, 11/01/2045 (2)	2,050	2,118
5.38%, 09/01/2055	1,500	1,550
5.50%, 11/01/2045 (2)	1,000	1,000
5.50%, 09/01/2056	150	164
5.50%, 01/01/2060 (2)	2,000	2,033
5.50%, 09/01/2060	115	126
5.50%, 07/01/2065	2,800	2,656
5.88%, 05/01/2059 (2)	15	15
6.00%, 01/01/2055 (2)	2,305	2,439
California Pollution Control Financing Authority
3.70%, 08/01/2040 (1)	1,250	1,270
5.00%, 07/01/2037 (2)	5,000	5,009
California Public Finance Authority
5.00%, 11/15/2036 (2)	250	254
5.00%, 11/15/2046 (2)	50	48
5.00%, 10/15/2047	3,075	3,076
6.38%, 06/01/2059 (2)	1,690	1,580
6.50%, 06/01/2054 (2)	1,395	1,346
6.75%, 07/01/2065 (2)	6,225	6,751
California School Finance Authority
4.00%, 06/01/2061 (2)	1,000	669
5.00%, 06/01/2029 (2)	250	251
5.00%, 06/01/2030 (2)	300	303
5.00%, 07/01/2037 (2)	690	695
5.00%, 10/01/2042 (2)	500	510
5.00%, 07/01/2045 (2)	565	565
5.00%, 07/01/2047 (2)	500	475
5.00%, 07/01/2047 (2)	1,735	1,737
5.00%, 07/01/2052 (2)	1,340	1,229
5.00%, 07/01/2052 (2)	1,775	1,658
5.13%, 06/01/2047 (2)	250	244

The accompanying notes are an integral part of these financial statements.

375

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 6.99% – (continued)
California Statewide Communities Development Authority
3.00%, 04/01/2051	$3,150	$2,285
3.50%, 03/01/2038	50	46
4.00%, 09/02/2028	20	20
4.00%, 09/02/2029	20	20
4.00%, 09/02/2030	20	20
4.00%, 09/02/2031	15	15
4.00%, 09/02/2031	75	75
4.00%, 04/01/2038	2,400	2,408
4.00%, 09/02/2041	110	105
4.00%, 09/02/2041	110	106
4.00%, 09/02/2041	135	125
4.00%, 09/02/2051	1,070	934
4.00%, 09/02/2051	1,315	1,130
4.00%, 09/02/2051	1,340	1,169
4.31%, 07/01/2032	220	208
5.00%, 12/01/2027 (2)	205	205
5.00%, 11/01/2032 (2)	1,135	1,143
5.00%, 01/01/2038	750	771
5.00%, 09/02/2039	710	726
5.00%, 05/15/2040	1,000	1,001
5.00%, 11/01/2041 (2)	1,375	1,367
5.00%, 09/02/2042	1,590	1,651
5.00%, 01/01/2043	1,000	1,023
5.00%, 09/02/2044	790	798
5.00%, 09/02/2044	1,000	1,029
5.00%, 09/02/2044	1,350	1,380
5.00%, 12/01/2046 (2)	270	270
5.00%, 01/01/2048	2,840	2,887
5.00%, 09/02/2049	35	36
5.00%, 09/02/2049	665	669
5.00%, 09/02/2049	1,000	1,018
5.00%, 09/02/2052	2,315	2,338
5.13%, 09/02/2048 (2)	100	102
5.25%, 12/01/2044	1,105	1,106
5.25%, 12/01/2048 (2)	800	808
5.25%, 12/01/2056 (2)	18,730	18,734
5.25%, 09/02/2061 (2)	180	184
5.50%, 12/01/2054	5,545	5,547
5.50%, 12/01/2058 (2)	7,575	7,663
6.25%, 09/02/2061 (2)	480	497
California Statewide Financing Authority
6.00%, 05/01/2043	100	102
Central Valley Energy Authority
5.00%, 12/01/2055 (1)	525	562
Chino Community Facilities District
4.00%, 09/01/2051	1,500	1,333
City & County of San Francisco CA Community Facilities District No 2016-1
4.00%, 09/01/2032 (2)	250	250
4.00%, 09/01/2041	1,000	944
City & County of San Francisco CA Special Tax District No 2020-1
4.00%, 09/01/2041 (2)	1,755	1,677
4.00%, 09/01/2046 (2)	875	784
4.00%, 09/01/2051 (2)	980	851

The accompanying notes are an integral part of these financial statements.

376

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 6.99% – (continued)
5.75%, 09/01/2053 (2)	$95	$100
5.75%, 09/01/2053 (2)	2,050	2,156
City of Fontana CA
5.00%, 09/01/2033	540	585
City of Irvine CA
4.00%, 09/02/2027	20	20
4.00%, 09/02/2028	30	30
City of Oroville CA
5.25%, 04/01/2054 (4)(5)	1,130	783
City of Palm Desert CA
4.00%, 09/01/2041	1,225	1,158
4.00%, 09/01/2051	750	650
City of Rancho Cordova CA
5.00%, 09/01/2040	360	377
5.00%, 09/01/2049	1,000	1,025
5.00%, 09/01/2049	1,250	1,274
City of Sacramento CA
5.00%, 09/01/2049	1,500	1,532
City of Santa Clarita CA Community Facilities District No 2016-1
4.00%, 09/01/2035 (2)	800	786
CMFA Special Finance Agency
3.00%, 12/01/2056 (2)	1,000	679
4.00%, 08/01/2045 (2)	1,200	1,098
CMFA Special Finance Agency I
4.00%, 04/01/2056 (2)	550	436
CMFA Special Finance Agency VII
4.00%, 08/01/2047 (2)	3,490	3,318
CMFA Special Finance Agency XII
3.25%, 02/01/2057 (2)	1,500	1,090
4.38%, 08/01/2049 (2)	1,980	1,662
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2052	150	153
CSCDA Community Improvement Authority
2.65%, 12/01/2046 (2)	690	610
2.80%, 03/01/2047 (2)	255	230
2.88%, 08/01/2041 (2)	100	93
3.00%, 07/01/2045 (2)	2,000	1,627
3.00%, 06/01/2047 (2)	500	367
3.00%, 06/01/2048 (2)	100	74
3.00%, 12/01/2056 (2)	6,125	4,460
3.00%, 03/01/2057 (2)	1,370	968
3.10%, 07/01/2045 (2)	250	222
3.13%, 07/01/2056 (2)	8,775	5,743
3.13%, 06/01/2057 (2)	1,850	1,151
3.25%, 07/01/2056 (2)	1,530	1,085
3.25%, 04/01/2057 (2)	4,000	2,990
3.25%, 05/01/2057 (2)	235	169
3.38%, 07/01/2043 (2)	300	262
4.00%, 10/01/2046 (2)	1,925	1,621
4.00%, 07/01/2056 (2)	2,000	1,692
4.00%, 07/01/2056 (2)	7,747	6,062
4.00%, 08/01/2056 (2)	12,250	11,122
4.00%, 09/01/2056 (2)	1,015	749
4.00%, 10/01/2056 (2)	1,000	847
4.00%, 10/01/2056 (2)	6,210	4,940
4.00%, 12/01/2056 (2)	5,695	4,520
4.00%, 02/01/2057 (2)	4,950	3,841

The accompanying notes are an integral part of these financial statements.

377

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 6.99% – (continued)
4.00%, 04/01/2057 (2)	$1,050	$800
4.00%, 05/01/2057 (2)	250	181
4.00%, 06/01/2058 (2)	1,785	1,431
4.00%, 12/01/2058 (2)	4,195	3,292
4.00%, 12/01/2059 (2)	1,905	1,051
4.00%, 12/01/2059 (2)	2,625	1,425
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046	3,000	2,954
Freddie Mac Multifamily ML Certificates
3.35%, 11/25/2033	2,227	2,156
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2066	78,425	8,097
5.00%, 06/01/2051	290	291
Hastings Campus Housing Finance Authority
5.00%, 07/01/2061 (2)	5,250	4,824
Inglewood Unified School District
5.50%, 08/01/2044	155	177
Inland Empire Tobacco Securitization Corp.
0.00%, 06/01/2036	3,000	1,524
Irvine Unified School District
5.00%, 03/01/2057	795	797
Lammersville Joint Unified School District
5.13%, 09/01/2050	2,345	2,424
5.25%, 09/01/2055	1,485	1,545
Lodi Unified School District
3.00%, 08/01/2046	500	409
Los Angeles Department of Water & Power
5.00%, 07/01/2036	100	111
5.00%, 07/01/2040	155	168
5.00%, 07/01/2040	300	326
5.00%, 07/01/2050	315	328
5.25%, 07/01/2044	150	165
5.25%, 07/01/2046	100	109
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2038	340	366
Los Angeles Housing Authority
6.00%, 12/01/2062 (2)	1,420	1,386
Menifee Union School District
4.00%, 09/01/2036	500	501
Morongo Band of Mission Indians
5.00%, 10/01/2042 (2)	115	121
Mountain House Community Facilities District
5.00%, 09/01/2045	635	652
5.00%, 09/01/2055	625	629
5.13%, 09/01/2045	500	519
Northern California Gas Authority No 1
3.37% (3 Month Term SOFR + 0.72%), 07/01/2027 (3)	180	180
Orange County Community Facilities District
5.00%, 08/15/2037	250	265
5.00%, 08/15/2038	260	278
5.00%, 08/15/2046	500	522
5.25%, 08/15/2045	1,975	1,978
5.50%, 08/15/2053	500	522
Palomar Health
0.00%, 08/01/2035	50	32
0.00%, 08/01/2036	5	3
5.00%, 11/01/2030	360	360

The accompanying notes are an integral part of these financial statements.

378

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 6.99% – (continued)
5.00%, 11/01/2036	$3,755	$3,755
5.00%, 11/01/2039	575	572
5.00%, 11/01/2042	1,485	1,442
Pasadena Public Financing Authority
0.00%, 06/01/2042	215	111
Rancho Mirage Community Facilities District
5.00%, 09/01/2054	1,000	1,013
River Islands Public Financing Authority
4.00%, 09/01/2041	605	569
4.00%, 09/01/2046	220	194
5.00%, 09/01/2039	635	669
5.00%, 09/01/2048	750	755
5.00%, 09/01/2048	850	854
5.00%, 09/01/2054	1,460	1,441
5.00%, 09/01/2055	725	714
5.00%, 09/01/2055	1,000	985
Riverside County Redevelopment Successor Agency
0.00%, 10/01/2039	1,000	605
Riverside County Transportation Commission
3.00%, 06/01/2049	250	204
4.00%, 06/01/2047	563	552
San Diego County Regional Airport Authority
5.00%, 07/01/2048	100	103
5.50%, 07/01/2055	2,425	2,609
San Francisco City & County Airport Comm-San Francisco International Airport
5.50%, 05/01/2055	2,400	2,578
San Francisco Community College District
3.00%, 06/15/2045	200	167
Southern California Public Power Authority
5.00%, 11/01/2033	7,275	7,761
5.00%, 07/01/2053	500	517
5.00%, 07/01/2053	610	633
Tejon Ranch Public Facilities Finance Authority
5.00%, 09/01/2054	155	157
Transbay Joint Powers Authority
5.00%, 10/01/2033	250	258
5.00%, 10/01/2034	250	257
5.00%, 10/01/2035	240	246
5.00%, 10/01/2038	600	611
West Sacramento Financing Authority
5.00%, 09/01/2034	135	150

Total California		451,170

Colorado – 6.37%
9th Avenue Metropolitan District No 2
5.00%, 12/01/2048	1,561	1,562
Aerotropolis Regional Transportation Authority
4.25%, 12/01/2041	4,680	4,463
4.38%, 12/01/2052	8,365	7,169
5.00%, 12/01/2051	2,235	2,121
5.50%, 12/01/2044 (2)	2,000	2,062
5.75%, 12/01/2054 (2)	650	661
Arista Metropolitan District
8.25%, 12/15/2039	500	503
Arkansas River Power Authority
5.00%, 10/01/2029	1,005	1,043
5.00%, 10/01/2033	500	515
5.00%, 10/01/2043	225	229

The accompanying notes are an integral part of these financial statements.

379

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 6.37% – (continued)
Aurora Crossroads Metropolitan District No 2
0.00%, 12/01/2055	$3,000	$2,852
6.13%, 12/01/2055	10,000	10,332
Aviation Station North Metropolitan District No 2
5.00%, 12/01/2039	750	754
5.00%, 12/01/2048	3,850	3,784
Banning Lewis Ranch Metropolitan District No 8
4.88%, 12/01/2051 (2)	500	425
Baseline Metropolitan District No 1
6.75%, 12/15/2054	1,000	1,011
Belford North Metropolitan District
5.50%, 12/01/2050	1,100	1,022
Belleview Place Metropolitan District
5.00%, 12/01/2050	575	566
Berthoud-Heritage Metropolitan District No 10
4.75%, 12/01/2052	1,000	849
Board of Water Commissioners City & County of Denver
3.00%, 09/15/2045	2,000	1,667
Brickyard Metropolitan District No 1
7.00%, 12/01/2045	2,000	2,013
Brighton Crossing Metropolitan District No 6
5.00%, 12/01/2040	515	521
5.00%, 12/01/2050	3,485	3,416
Broadway Park North Metropolitan District No 2
5.00%, 12/01/2040 (2)	2,255	2,269
5.00%, 12/01/2049 (2)	730	713
Buffalo Highlands Metropolitan District
5.25%, 12/01/2038	500	501
Canyon Pines Metropolitan District Special Improvement District No 1
3.75%, 12/01/2040	500	421
Canyons Metropolitan District No 5
6.50%, 12/15/2054	2,300	2,314
Cascade Ridge Metropolitan District
5.00%, 12/01/2051	1,330	1,191
Centerra Metropolitan District No 1
5.00%, 12/01/2051	1,000	979
Chambers Highpoint Metropolitan District No 2
5.00%, 12/01/2041	1,545	1,340
5.00%, 12/01/2051	990	773
City & County of Denver CO
5.00%, 10/01/2032	13,175	13,189
City & County of Denver CO Pledged Excise Tax Revenue
0.00%, 08/01/2034	500	360
Clear Creek Transit Metropolitan District No 2
5.00%, 12/01/2050	1,309	996
Colorado Crossing Metropolitan District No 2
4.00%, 12/01/2030	240	239
5.00%, 12/01/2050	6,205	6,058
Colorado Educational & Cultural Facilities Authority
4.00%, 05/01/2051	1,100	919
4.00%, 05/01/2061	1,835	1,461
4.38%, 06/01/2036 (2)	3,700	3,651
5.75%, 04/01/2059 (2)	825	812
5.80%, 04/01/2054 (2)	1,345	1,345
6.88%, 02/01/2059 (2)	8,500	9,048
Colorado Health Facilities Authority
3.25%, 08/01/2049	670	511
4.00%, 01/01/2030	270	277

The accompanying notes are an integral part of these financial statements.

380

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 6.37% – (continued)
4.00%, 05/15/2031	$40	$41
4.00%, 05/15/2032	50	51
4.00%, 05/15/2033	55	56
4.00%, 05/15/2034	55	56
4.00%, 05/15/2035	55	55
4.00%, 05/15/2036	60	60
4.00%, 11/01/2039	3,775	3,748
4.00%, 12/01/2040	250	248
4.00%, 05/15/2041	100	97
4.00%, 01/01/2042	1,010	987
4.00%, 08/01/2044	150	144
4.00%, 05/15/2048	150	132
4.00%, 09/01/2050	375	396
4.00%, 12/01/2050	2,625	2,302
4.25%, 09/15/2038	75	75
5.00%, 01/01/2038	595	612
5.00%, 05/15/2040	215	228
5.00%, 12/01/2043	4,925	5,008
5.00%, 09/15/2048	1,500	1,501
5.00%, 05/15/2054	850	869
5.13%, 12/01/2050	200	204
5.13%, 12/01/2055	925	933
5.25%, 05/15/2028	500	508
5.25%, 05/15/2048	825	850
5.75%, 12/01/2035 (2)	100	78
6.13%, 12/01/2045 (2)	1,075	772
6.25%, 12/01/2050 (2)	485	338
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	3,330	3,330
5.00%, 12/31/2051	5,000	5,000
5.00%, 12/31/2056	5,760	5,760
Colorado Housing & Finance Authority
3.00%, 05/01/2051	820	812
5.75%, 11/01/2054	820	898
6.00%, 11/01/2055	295	326
6.25%, 11/01/2055	845	935
6.50%, 05/01/2055	810	912
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	1,090	1,090
Conexus Metropolitan District No 1
6.25%, 12/01/2055	2,720	2,779
Copper Ridge Metropolitan District
5.00%, 12/01/2039	4,750	4,771
5.00%, 12/01/2043	2,250	2,251
Copperleaf Metropolitan District No 3
5.50%, 12/15/2036	571	570
Copperleaf Metropolitan District No 5
6.25%, 12/01/2045	1,500	1,564
8.75%, 12/15/2055	1,250	1,254
Cornerstar Metropolitan District
5.13%, 12/01/2037	500	500
Cottonwood Hollow Residential Metropolitan District
5.00%, 12/01/2051	500	415
Creekside Village Metropolitan District
5.00%, 12/01/2039	1,232	1,233
5.00%, 12/01/2049	528	488
Creekwalk Marketplace Business Improvement District
6.00%, 12/01/2054	3,000	3,035

The accompanying notes are an integral part of these financial statements.

381

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 6.37% – (continued)
Crowfoot Valley Ranch Metropolitan District No 2
6.13%, 12/15/2054	$1,000	$991
Crystal Crossing Metropolitan District
5.25%, 12/01/2040	500	500
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	2,000	2,013
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	2,108	2,111
5.63%, 12/01/2048	2,130	2,132
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800	1,805
6.00%, 12/01/2055	415	447
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	600	600
Denver Urban Renewal Authority
5.25%, 12/01/2039 (2)	900	902
DIATC Metropolitan District
5.00%, 12/01/2039 (2)	500	503
5.00%, 12/01/2049 (2)	1,500	1,465
E-470 Public Highway Authority
0.00%, 09/01/2038	220	138
0.00%, 09/01/2039	210	125
3.18% (SOFR + 0.75%), 09/01/2039 (3)	900	900
5.00%, 09/01/2040	105	116
Elbert & Highway 86 Commercial Metropolitan District
5.00%, 12/01/2041 (2)	1,065	1,079
5.00%, 12/01/2051 (2)	2,500	2,396
Ellston Park Metropolitan District
6.00%, 12/01/2055 (2)	500	504
Fitzsimons Village Metropolitan District No 1
5.00%, 12/01/2049	1,525	1,510
Fitzsimons Village Metropolitan District No 3
4.25%, 12/01/2055	1,250	1,015
Four Corners Business Improvement District
6.00%, 12/01/2052	1,000	1,014
Fraser Housing Authority
6.13%, 12/01/2065 (2)	2,925	3,017
Gardens on Havana Metropolitan District No 3
5.13%, 12/01/2037	500	500
Gold Hill North Business Improvement District
5.60%, 12/01/2054 (2)	2,800	2,819
Granary Metropolitan District No 9 Special Assessment District No 1
5.45%, 12/01/2044 (2)	920	944
Great Western Metropolitan District
4.75%, 12/01/2050	621	564
Green Valley Ranch East Metropolitan District No 6
5.88%, 12/01/2050	1,775	1,805
Green Valley Ranch East Metropolitan District No 9
0.00%, 12/01/2055	1,750	1,465
Greenways Metropolitan District No 1
4.63%, 12/01/2051	500	403
Haskins Station Metropolitan District
5.00%, 12/01/2049	500	440
Haymeadow Metropolitan District No 1
6.13%, 12/01/2054	2,125	2,197
Hess Ranch Metropolitan District No 6
5.00%, 12/01/2049	5,500	5,500

The accompanying notes are an integral part of these financial statements.

382

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 6.37% – (continued)
Highlands Metropolitan District No 1
5.00%, 12/01/2041	$550	$528
5.00%, 12/01/2051	865	757
HM Metropolitan District No 2
0.00%, 12/01/2051	14,200	12,574
Hogback Metropolitan District
5.00%, 12/01/2041	1,450	1,456
5.00%, 12/01/2051	8,295	7,916
Hunters Overlook Metropolitan District No 5
4.25%, 12/01/2054	1,100	1,047
Independence Metropolitan District No 3
5.38%, 12/01/2054	7,110	7,177
7.13%, 12/15/2054	564	567
Jacoby Farm Metropolitan District
5.00%, 12/15/2046 (2)	500	475
Jefferson Center Metropolitan District No 2
6.00%, 12/01/2056 (2)	3,000	3,040
Karl’s Farm Metropolitan District No 2
6.20%, 12/15/2044	567	582
Kinston Metropolitan District No 5
5.75%, 12/01/2055 (2)	3,500	3,578
8.25%, 12/15/2055 (2)	1,000	999
Lafferty Canyon Metropolitan District
5.63%, 12/01/2055	2,000	2,043
Lambertson Farms Metropolitan District No 1
6.25%, 12/20/2054 (2)	1,200	1,200
Larkridge Metropolitan District No 2
5.25%, 12/01/2048	500	500
Legacy Community Authority
6.75%, 12/01/2055	2,000	2,065
Longs Peak Metropolitan District
5.25%, 12/01/2051 (2)	900	900
Mead Place Metropolitan District No 4
0.00%, 12/01/2054 (2)	2,200	1,706
Mineral Business Improvement District
5.75%, 12/01/2054 (2)	1,980	1,990
Newlin Crossing Metropolitan District
5.38%, 12/01/2054 (2)	500	505
Nexus North at DIA Metropolitan District
5.00%, 12/01/2041	500	501
5.00%, 12/01/2051	565	547
North Range Metropolitan District No 2
5.75%, 12/01/2047	1,000	1,000
North Range Metropolitan District No 3
5.25%, 12/01/2050	8,820	8,901
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	2,286	2,245
Palisade Metropolitan District No 2
0.00%, 12/15/2054 (2)	500	496
Palisade Park North Metropolitan District No 1
5.25%, 12/15/2051	500	467
Park Creek Metropolitan District
5.00%, 12/01/2040	900	968
5.00%, 12/01/2041	840	903
Peak Metropolitan District No 1
5.00%, 12/01/2041 (2)	1,000	957
Plaza Metropolitan District No 1
5.00%, 12/01/2040 (2)	1,000	1,001

The accompanying notes are an integral part of these financial statements.

383

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 6.37% – (continued)
Prairie Center Metropolitan District No 3
5.00%, 12/15/2041 (2)	$2,610	$2,614
Prairie Corner Metropolitan District
4.88%, 12/01/2051	2,500	2,107
Prairie Point Community Authority Board Special Improvement District No 1
5.38%, 12/01/2040	1,075	1,100
5.75%, 12/01/2045	700	719
Pronghorn Valley Metropolitan District
3.75%, 12/01/2041	515	470
4.00%, 12/01/2051	2,650	2,211
Public Authority for Colorado Energy
6.25%, 11/15/2028	270	281
6.50%, 11/15/2038	1,690	2,036
Pueblo Urban Renewal Authority
4.75%, 12/01/2045 (2)	2,390	2,372
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650	652
Rampart Range Metropolitan District No 5
4.00%, 12/01/2036	1,250	1,206
4.00%, 12/01/2041	1,365	1,260
4.00%, 12/01/2051	8,760	7,244
Red Barn Metropolitan District
5.50%, 12/01/2055	500	508
Redtail Ridge Metropolitan District
0.00%, 12/01/2032	7,250	4,733
Regional Transportation District
3.00%, 07/15/2037	1,150	1,039
4.00%, 07/15/2038	1,150	1,142
Reunion Metropolitan District
3.63%, 12/01/2044	684	534
Ridgeline Vista Metropolitan District
5.25%, 12/01/2060	1,730	1,677
Riverwalk Metropolitan District No 2
5.00%, 12/01/2052	1,865	1,645
RM Mead Metropolitan District
5.25%, 12/01/2050	1,370	1,379
Rocky Mountain Rail Park Metropolitan District
5.00%, 12/01/2031 (2)	500	504
5.00%, 12/01/2051 (2)	5,390	5,058
Sabell Metropolitan District
5.00%, 12/01/2050 (2)	899	900
Second Creek Farm Metropolitan District No 3
5.00%, 12/01/2049	1,195	1,158
Senac South Metropolitan District No 1
5.25%, 12/01/2051	1,000	979
Settler’s Crossing Metropolitan District No 1
5.13%, 12/01/2050 (2)	4,250	4,211
Silver Peaks Metropolitan District No 3
5.00%, 12/01/2050	515	506
Sky Dance Metropolitan District No 2
6.00%, 12/01/2054	500	508
8.50%, 12/15/2054	500	503
Sky Ranch Community Authority Board
5.75%, 12/01/2052	750	764
Smith Metropolitan District No 3
6.00%, 12/01/2055	500	507

The accompanying notes are an integral part of these financial statements.

384

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 6.37% – (continued)
Southglenn Metropolitan District
5.00%, 12/01/2036	$1,060	$1,060
5.00%, 12/01/2046	2,721	2,649
Southlands Metropolitan District No 1
3.50%, 12/01/2027	100	100
5.00%, 12/01/2047	1,690	1,693
St Vrain Lakes Metropolitan District No 2
6.38%, 11/15/2054	500	502
St Vrain Lakes Metropolitan District No 4
0.00%, 09/20/2054 (2)	2,500	1,882
STC Metropolitan District No 2
6.25%, 12/01/2055 (2)	750	769
Sterling Ranch Community Authority Board
5.63%, 12/01/2043	1,333	1,393
5.75%, 12/01/2054 (2)	3,000	3,050
6.88%, 12/15/2055	565	573
8.25%, 12/15/2054 (2)	525	528
8.75%, 12/15/2054	830	832
Sunset Parks Metropolitan District
5.13%, 12/01/2054 (2)	1,910	1,911
Talon Pointe Metropolitan District
5.25%, 12/01/2051 (4)(5)	1,000	702
Thompson Crossing Metropolitan District No 4
5.00%, 12/01/2039	1,000	1,006
5.00%, 12/01/2049	580	575
Three Springs Metropolitan District No 1
7.13%, 12/15/2050	1,000	1,002
Timnath Lakes Metropolitan District No 1
6.38%, 12/15/2052	500	501
Timnath Lakes Metropolitan District No 3
4.00%, 12/01/2052	2,807	2,252
6.00%, 12/15/2052	650	612
Tree Farm Metropolitan District
4.50%, 12/01/2041 (2)	500	471
Uplands Metropolitan District No 1
5.00%, 09/15/2053 (2)	3,000	2,009
Vail Home Partners Corp.
5.88%, 10/01/2055 (2)	2,515	2,626
6.00%, 10/01/2064 (2)	6,000	6,274
Vauxmont Metropolitan District
5.00%, 12/15/2030	375	383
Velocity Metropolitan District No 3
5.13%, 12/01/2034	1,960	1,965
5.38%, 12/01/2039	500	501
5.50%, 12/01/2048	16,770	16,496
Village at Dry Creek Metropolitan District No 2
4.38%, 12/01/2044	967	969
Village Metropolitan District
5.00%, 12/01/2040	1,000	1,004
5.00%, 12/01/2049	1,250	1,233
5.75%, 12/01/2055	3,340	3,412
Waters’ Edge Metropolitan District No 2
5.00%, 12/01/2051	500	478
Waterview II Metropolitan District
4.50%, 12/01/2031	525	525
5.00%, 12/01/2041	730	742
5.00%, 12/01/2051	500	496

The accompanying notes are an integral part of these financial statements.

385

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 6.37% – (continued)
Waterview North Metropolitan District No 1
5.75%, 12/01/2054 (2)	$630	$629
Westcreek Metropolitan District No 2
5.38%, 12/01/2048	1,122	1,123
Westerly Metropolitan District No 4
5.00%, 12/01/2040	2,500	2,501
5.00%, 12/01/2050	5,200	5,126
Westwood Metropolitan District
4.00%, 12/01/2051	600	518
Willow Bend Metropolitan District
5.00%, 12/01/2039	592	595
5.00%, 12/01/2049	1,500	1,475
Willow Springs Metropolitan District
6.50%, 10/15/2054 (2)	500	503
Windler Public Improvement Authority
0.00%, 12/01/2041	5,000	3,986
4.00%, 12/01/2041	3,500	2,976
4.13%, 12/01/2051	9,755	7,489

Total Colorado		411,314

Connecticut – 1.10%
Connecticut Housing Finance Authority
4.75%, 11/15/2049	1,750	1,766
4.80%, 11/15/2054	1,500	1,518
6.00%, 11/15/2054	25	27
6.00%, 11/15/2054	280	308
Connecticut State Health & Educational Facilities Authority
2.60%, 07/01/2057 (1)	9,020	9,020
2.75%, 07/01/2057 (1)	15,250	15,250
4.00%, 07/01/2030	400	399
4.00%, 07/01/2041	275	258
4.00%, 07/01/2044	2,195	1,878
4.00%, 07/01/2045	250	246
4.00%, 07/01/2049	3,730	2,980
4.00%, 07/01/2051	250	206
4.40%, 12/15/2031	165	166
4.60%, 12/15/2032	860	864
5.00%, 07/01/2031	1,080	1,081
5.00%, 07/01/2032	280	280
5.00%, 07/01/2033	175	175
5.00%, 07/01/2034	125	125
5.00%, 12/01/2035	250	256
5.00%, 12/01/2040	2,970	3,009
5.00%, 07/01/2043	2,445	2,445
5.00%, 08/01/2044	200	200
5.00%, 09/01/2046 (2)	1,000	1,000
5.00%, 09/01/2053 (2)	110	107
5.00%, 01/01/2055 (2)	540	466
5.38%, 07/01/2054	1,750	1,706
5.50%, 07/01/2051	4,525	4,882
5.88%, 12/15/2046	555	562
6.25%, 12/15/2053	780	790
6.38%, 12/15/2061	1,040	1,054
Connecticut State Higher Education Supplement Loan Authority
3.25%, 11/15/2036	15	14
4.13%, 11/15/2040	95	93
4.25%, 11/15/2043	45	45
4.25%, 11/15/2043	130	130

The accompanying notes are an integral part of these financial statements.

386

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Connecticut – 1.10% – (continued)
5.00%, 11/15/2035	$30	$32
5.00%, 11/15/2035	55	59
5.00%, 11/15/2036	30	32
5.00%, 11/15/2036	60	65
5.00%, 11/15/2040	55	57
Harbor Point Infrastructure Improvement District
5.00%, 04/01/2039 (2)	2,750	2,772
Mashantucket Western Pequot Tribe
6.05%, 07/01/2031	1,985	576
Mohegan Tribe of Indians of Connecticut
6.25%, 02/01/2030 (2)	800	801
6.75%, 02/01/2045 (2)	517	522
Stamford Housing Authority
4.75%, 10/01/2032	470	488
5.38%, 10/01/2033	1,000	1,015
6.25%, 10/01/2060	185	190
6.50%, 10/01/2055	235	246
Steel Point Infrastructure Improvement District
4.00%, 04/01/2036 (2)	850	829
4.00%, 04/01/2041 (2)	235	217
4.00%, 04/01/2051 (2)	2,500	2,032
5.63%, 04/01/2044 (2)	325	341
6.00%, 04/01/2052 (2)	2,925	3,033
Town of Hamden CT
5.00%, 01/01/2040	2,485	2,488
5.00%, 01/01/2050	1,745	1,604

Total Connecticut		70,705

Delaware – 0.52%
County of Kent DE
5.00%, 07/01/2032	20	20
5.00%, 07/01/2040	2,195	2,205
5.00%, 07/01/2048	2,505	2,430
5.00%, 07/01/2053	295	279
5.00%, 07/01/2058	250	232
County of Sussex DE
5.00%, 01/01/2036	2,375	2,380
Delaware State Economic Development Authority
4.00%, 09/01/2030	195	196
4.00%, 10/01/2040 (1)	600	606
4.00%, 09/01/2041	550	511
4.00%, 06/01/2042	1,700	1,481
4.00%, 06/01/2052	210	160
4.00%, 06/01/2057	105	78
5.00%, 09/01/2036	1,225	1,227
5.00%, 08/01/2039	715	721
5.00%, 09/01/2040	340	347
5.00%, 09/01/2046	1,190	1,190
5.00%, 11/15/2048	2,050	2,057
5.00%, 08/01/2049	900	855
5.00%, 09/01/2050	370	370
5.00%, 08/01/2054	835	779
Delaware State Health Facilities Authority
5.00%, 06/01/2027	700	710
5.00%, 06/01/2030	435	448
5.00%, 06/01/2037	1,455	1,486
5.00%, 06/01/2043	1,420	1,436
5.00%, 06/01/2048	675	674

The accompanying notes are an integral part of these financial statements.

387

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Delaware – 0.52% – (continued)
5.00%, 06/01/2050	$3,165	$3,007
5.25%, 10/01/2051	450	481
Delaware State Housing Authority
4.65%, 07/01/2049	2,175	2,181
6.00%, 01/01/2055	3,660	4,002
Town of Bridgeville DE
5.63%, 07/01/2053 (2)	1,135	1,152

Total Delaware		33,701

District of Columbia – 0.69%
District of Columbia
0.00%, 06/01/2041 (2)	1,000	662
0.00%, 06/01/2049 (2)	2,175	1,391
4.25%, 06/01/2046 (2)	1,640	1,423
5.00%, 07/01/2027	225	229
5.00%, 07/01/2037	245	246
5.00%, 07/01/2039	115	118
5.00%, 06/01/2041 (2)	1,190	1,175
5.00%, 07/01/2042	180	181
5.00%, 07/01/2042	2,775	2,782
5.00%, 07/01/2048	145	145
5.00%, 07/01/2049	1,125	1,122
5.00%, 07/01/2052	2,270	2,147
5.13%, 01/01/2035	60	60
5.25%, 01/01/2039	45	44
5.63%, 06/01/2044	2,205	2,249
5.75%, 06/01/2054	1,000	1,004
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	3,560	673
0.00%, 06/15/2046	33,945	7,597
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2042	4,000	4,048
5.00%, 10/01/2043	6,410	6,553
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2035	6,025	4,287
0.00%, 10/01/2037	1,870	1,209
0.00%, 10/01/2038	680	408
0.00%, 10/01/2039	135	77
0.00%, 10/01/2040	340	182
4.00%, 10/01/2053	1,000	883
6.50%, 10/01/2044	950	1,005
Washington Metropolitan Area Transit Authority Dedicated Revenue
4.38%, 07/15/2059	3,000	2,936

Total District of Columbia		44,836

Florida – 7.04%
Alachua County Health Facilities Authority
4.00%, 10/01/2040	340	330
4.00%, 10/01/2046	220	197
4.00%, 12/01/2049	5,000	4,484
5.00%, 12/01/2036	1,000	1,001
5.00%, 12/01/2044	3,160	3,163
5.00%, 11/15/2061 (2)	600	503
6.00%, 11/15/2034 (4)(5)(6)	16	0
6.25%, 11/15/2044 (4)(5)	124	2
6.38%, 11/15/2049 (4)(5)	292	4

The accompanying notes are an integral part of these financial statements.

388

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 7.04% – (continued)
Artisan Lakes East Community Development District
4.00%, 05/01/2051	$650	$543
Ave Maria Stewardship Community District
4.00%, 05/01/2051	245	204
4.38%, 05/01/2035	565	564
5.30%, 05/01/2045	775	792
Avenir Community Development District
5.38%, 05/01/2043	165	175
5.63%, 05/01/2054	1,690	1,742
Babcock Ranch Community Independent Special District
5.00%, 05/01/2044 (2)	1,710	1,761
5.25%, 05/01/2055 (2)	4,740	4,765
Balm Grove Community Development District
4.00%, 11/01/2042	1,975	1,853
4.13%, 11/01/2051	1,000	857
Big Cypress Stewardship District
5.38%, 05/01/2046	2,880	2,899
5.75%, 05/01/2055	2,000	2,007
Boggy Branch Community Development District
4.00%, 05/01/2051	1,260	1,026
Boggy Creek Improvement District
5.13%, 05/01/2043	530	530
Botaniko Community Development District
3.63%, 05/01/2040	600	531
Braddock Lakes Community Development District
4.50%, 05/01/2035	850	848
Buckhead Trails II Community Development District
5.50%, 05/01/2046	400	409
5.80%, 05/01/2056	1,000	1,014
Capital Projects Finance Authority
5.00%, 10/01/2034	585	608
5.00%, 10/01/2035	500	518
5.00%, 06/01/2054 (2)	625	514
5.00%, 06/01/2058 (2)	1,950	1,599
5.00%, 06/15/2064 (2)	1,985	1,791
7.13%, 01/01/2065 (2)	1,000	1,053
7.25%, 01/01/2055 (2)	2,000	2,142
Capital Trust Agency, Inc.
0.00%, 07/01/2061 (2)	30,780	2,822
4.00%, 10/15/2029 (2)	100	100
4.00%, 06/15/2031 (2)	675	668
4.00%, 06/15/2041 (2)	505	456
4.00%, 06/15/2051 (2)	135	104
5.00%, 10/15/2037 (2)	160	160
5.00%, 10/15/2047 (2)	390	379
5.00%, 07/01/2049 (2)	265	253
5.00%, 10/15/2052 (2)	630	594
5.00%, 07/01/2054 (2)	290	273
5.00%, 10/15/2054 (2)	335	313
5.00%, 06/01/2056 (2)	515	450
5.00%, 07/01/2056 (2)	14,245	12,978
5.13%, 06/15/2037 (2)	250	250
5.25%, 12/01/2058 (2)	3,270	3,129
Capital Trust Authority
5.00%, 12/15/2044	250	246
5.00%, 06/01/2064 (2)	4,640	4,329
5.13%, 12/15/2054	600	553
5.13%, 12/15/2059	500	453

The accompanying notes are an integral part of these financial statements.

389

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 7.04% – (continued)
5.38%, 07/01/2065 (2)	$4,950	$4,861
6.25%, 06/15/2053 (2)	200	204
6.38%, 06/15/2058 (2)	210	215
6.50%, 12/15/2058 (2)	370	344
Celebration Pointe Community Development District No 1
3.00%, 05/01/2031 (4)(5)	715	572
3.38%, 05/01/2041 (4)(5)	90	72
4.00%, 05/01/2053 (4)(5)	2,445	1,956
5.00%, 05/01/2032 (4)(5)	630	504
5.13%, 05/01/2045 (4)(5)	65	52
Charles Cove Community Development District
3.75%, 05/01/2030	240	241
4.00%, 05/01/2052	500	435
4.25%, 05/01/2040	250	250
4.38%, 05/01/2050	1,250	1,180
City of Atlantic Beach FL
5.00%, 11/15/2037	1,240	1,241
5.00%, 11/15/2043	1,050	1,060
5.00%, 11/15/2048	500	500
5.00%, 11/15/2053	750	746
City of Jacksonville FL
5.00%, 06/01/2053 (2)	3,375	3,116
City of Pompano Beach FL
3.50%, 09/01/2030	1,125	1,124
3.50%, 09/01/2035	1,110	1,077
4.00%, 09/01/2036	1,090	1,089
4.00%, 09/01/2040	300	291
4.00%, 09/01/2041	570	547
4.00%, 09/01/2051	540	460
4.00%, 09/01/2056	1,875	1,560
5.00%, 09/01/2035	450	450
5.00%, 09/01/2044	125	125
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2026	1,000	1,002
City of Tampa FL
0.00%, 09/01/2036	800	530
0.00%, 09/01/2037	800	504
4.00%, 04/01/2050	1,155	1,042
5.00%, 04/01/2040	1,115	1,116
City of Venice FL
4.25%, 01/01/2030 (2)	900	900
4.50%, 01/01/2030 (2)	115	115
4.63%, 01/01/2030 (2)	500	500
5.00%, 01/01/2047	850	836
5.50%, 01/01/2055 (2)	250	251
5.63%, 01/01/2060 (2)	5,715	5,776
Collier County Health Facilities Authority
5.00%, 05/01/2045	370	370
County of Escambia FL
3.45%, 11/01/2033 (1)	250	251
County of Lee FL Airport Revenue
5.00%, 10/01/2056 (1)	180	193
5.50%, 10/01/2056	4,600	4,882
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2041	1,500	1,496
5.00%, 10/01/2040	2,500	2,534
County of Okaloosa FL
5.75%, 05/15/2055 (2)	2,955	3,037

The accompanying notes are an integral part of these financial statements.

390

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 7.04% – (continued)
5.75%, 05/15/2060 (2)	$1,265	$1,295
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	2,290	2,290
East Nassau Stewardship District
6.25%, 05/01/2056	2,940	3,062
Eden Hills Community Development District
4.13%, 05/01/2051	250	217
Edgewater East Community Development District
3.60%, 05/01/2041	500	442
Edgewater West Community Development District
6.00%, 05/01/2041	4,750	4,751
Enclave at Lake Geneva Community Development District
5.60%, 05/01/2046	3,450	3,485
Esplanade Lake Club Community Development District
4.00%, 11/01/2040	500	478
Everest GMR Community Development District
6.20%, 05/01/2054	3,330	3,439
Fiddlers Creek Community Development District No 2
6.00%, 05/01/2045	2,135	2,199
Firelight Community Development District
5.90%, 05/01/2045	1,850	1,937
Firethorn Community Development District
5.30%, 05/01/2045	770	787
Florida Development Finance Corp.
3.00%, 06/01/2032	9,860	9,220
3.40%, 09/01/2050 (1)	1,890	1,903
4.00%, 09/15/2030 (2)	230	225
4.00%, 06/01/2036 (2)	500	485
4.00%, 06/15/2042	610	576
4.00%, 07/01/2051 (2)	1,250	1,063
4.00%, 02/01/2052	540	445
4.00%, 06/15/2052	1,145	975
4.00%, 06/01/2055 (2)	250	193
4.35%, 04/01/2037 (1)	3,000	3,021
4.38%, 10/01/2054 (1)(2)	8,385	8,509
4.45%, 07/01/2037 (1)(2)	700	709
4.50%, 07/01/2032 (2)	9,585	9,611
5.00%, 06/15/2028	310	315
5.00%, 06/15/2028	360	365
5.00%, 05/01/2029 (2)	6,655	6,707
5.00%, 06/15/2029	470	477
5.00%, 06/15/2030	375	380
5.00%, 06/15/2030	395	400
5.00%, 02/15/2031	395	397
5.00%, 06/15/2031	260	263
5.00%, 06/15/2035	145	146
5.00%, 02/01/2038	250	260
5.00%, 02/15/2038	600	601
5.00%, 09/15/2040 (2)	1,165	1,145
5.00%, 07/01/2041	190	140
5.00%, 06/15/2042	400	402
5.00%, 10/01/2042 (2)	150	148
5.00%, 06/15/2047	350	350
5.00%, 02/15/2048	1,600	1,496
5.00%, 06/15/2050	200	200
5.00%, 09/15/2050 (2)	500	455
5.00%, 02/01/2052	2,955	2,840

The accompanying notes are an integral part of these financial statements.

391

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 7.04% – (continued)
5.00%, 06/15/2052	$530	$528
5.00%, 06/15/2056	1,200	1,186
5.25%, 08/01/2029 (2)	1,500	1,544
5.25%, 07/01/2047	1,000	735
5.25%, 08/01/2051	425	449
5.50%, 07/01/2053	500	368
5.50%, 06/01/2059 (2)	500	481
6.00%, 06/15/2050	475	477
6.00%, 06/15/2055 (2)	3,210	3,321
6.13%, 06/15/2050 (2)	1,830	1,924
Florida Higher Educational Facilities Financing Authority
4.50%, 06/01/2033 (2)	2,000	1,998
4.75%, 06/01/2038 (2)	215	211
5.00%, 06/01/2048 (2)	4,155	3,900
6.25%, 07/01/2055 (2)	1,880	1,918
Florida Housing Finance Corp.
6.25%, 01/01/2055	45	49
6.25%, 01/01/2055	115	125
6.25%, 07/01/2055	50	55
6.25%, 01/01/2056	445	488
Florida Local Government Finance Commission
5.88%, 10/01/2061	1,925	1,927
6.13%, 06/15/2065 (2)	6,115	6,233
6.75%, 06/01/2047 (2)	490	479
6.75%, 11/15/2055 (2)	4,000	4,275
6.88%, 11/15/2064 (2)	2,610	2,792
7.25%, 06/01/2066 (2)	2,135	2,133
Florida Municipal Loan Council
4.50%, 05/01/2031	105	106
5.15%, 05/01/2044	650	677
5.40%, 05/01/2054	825	839
Golden Gem Community Development District
5.70%, 05/01/2044	2,900	3,003
Greater Orlando Aviation Authority
5.25%, 11/01/2034	2,000	2,143
5.25%, 11/01/2035	235	250
5.50%, 11/01/2036	450	485
5.50%, 11/01/2037	3,060	3,286
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000	3,003
Hammock Oaks Community Development District
4.50%, 05/01/2032 (2)	260	264
5.55%, 05/01/2045 (2)	1,000	1,034
Harbor Bay Community Development District
3.88%, 05/01/2039	1,000	970
Hickory Tree Community Development District
5.45%, 05/01/2055	1,500	1,512
Highland Trails Community Development District
5.55%, 05/01/2045	1,000	1,028
5.85%, 05/01/2056	1,650	1,664
Hillsborough County Industrial Development Authority
3.50%, 08/01/2055	1,035	808
Hobe-St Lucie Conservancy District
5.60%, 05/01/2044	1,305	1,373
5.88%, 05/01/2055	225	232
JEA Electric System Revenue
4.00%, 10/01/2036	250	251

The accompanying notes are an integral part of these financial statements.

392

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 7.04% – (continued)
KD52 Community Development District No 1
5.00%, 05/01/2035	$1,210	$1,223
5.88%, 05/01/2045	2,000	2,059
6.13%, 05/01/2056	370	374
Kingston One Community Development District
6.00%, 05/01/2057	1,050	1,085
Lake Flores Community Development District
5.75%, 05/01/2056	1,200	1,216
Lakes of Sarasota Community Development District
3.90%, 05/01/2041	285	267
4.10%, 05/01/2051	265	222
4.13%, 05/01/2031	535	540
4.13%, 05/01/2041	200	191
4.30%, 05/01/2051	325	283
5.25%, 05/01/2034	1,025	1,058
Lakes of Sarasota Community Development District 2
5.20%, 05/01/2035	970	995
5.50%, 05/01/2045	630	649
Lakewood Ranch Stewardship District
3.00%, 05/01/2041	210	179
3.40%, 05/01/2030	300	298
4.00%, 05/01/2040	600	591
4.00%, 05/01/2050	995	857
4.00%, 05/01/2050 (2)	1,000	862
4.88%, 05/01/2035	500	501
5.00%, 05/01/2036	100	100
5.13%, 05/01/2046	1,075	1,075
5.25%, 05/01/2037	245	247
5.38%, 05/01/2047	310	311
5.45%, 05/01/2048	115	116
5.80%, 05/01/2045	310	336
6.00%, 05/01/2056	4,035	4,271
Laurel Road Community Development District
3.00%, 05/01/2031	200	190
3.13%, 05/01/2031	405	387
3.25%, 05/01/2041	500	430
4.00%, 05/01/2052	1,450	1,201
Lee County Industrial Development Authority
4.50%, 10/01/2036 (2)	275	277
5.00%, 11/15/2044	1,000	1,050
5.00%, 11/15/2049	125	126
5.00%, 11/15/2054	2,880	2,902
5.25%, 11/15/2054	570	583
5.25%, 10/01/2057	200	191
5.75%, 10/01/2050 (2)	2,085	2,139
6.00%, 10/01/2061 (2)	140	144
LTC Ranch West Residential Community Development District
3.45%, 05/01/2041	1,125	983
4.75%, 05/01/2031	235	237
5.38%, 05/01/2044	795	810
5.65%, 05/01/2054	1,130	1,132
5.70%, 05/01/2044	315	326
5.75%, 05/01/2044	825	857
Malabar Springs Community Development District
5.50%, 05/01/2054	980	977
Meadow View at Twin Creeks Community Development District
4.00%, 05/01/2052	745	618

The accompanying notes are an integral part of these financial statements.

393

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 7.04% – (continued)
Miami-Dade County Educational Facilities Authority
5.25%, 04/01/2044	$2,500	$2,743
5.25%, 04/01/2045	5,000	5,439
Miami-Dade County Industrial Development Authority
3.45%, 11/01/2041 (1)	975	977
5.00%, 06/15/2046	250	254
5.25%, 06/15/2056	750	760
5.38%, 06/15/2060	625	633
6.25%, 01/01/2059 (2)	500	518
Middleton Community Development District A
4.00%, 05/01/2034	185	185
4.20%, 05/01/2039	655	649
4.55%, 05/01/2044	855	855
4.75%, 05/01/2055	2,175	2,053
Midtown Miami Community Development District
5.00%, 05/01/2029	315	315
Mirada Community Development District
5.63%, 05/01/2044	1,125	1,160
6.00%, 05/01/2055	670	682
Mirada II Community Development District
4.00%, 05/01/2051	235	197
New Port Corners Community Development District
5.20%, 06/15/2045 (2)	500	511
North AR-1 Pasco Community Development District
5.75%, 05/01/2044	625	655
North River Ranch Community Development District
4.00%, 05/01/2040	405	391
4.25%, 05/01/2051	960	865
Northlake Stewardship District
4.45%, 05/01/2036	500	501
Orange County Health Facilities Authority
4.00%, 08/01/2042	500	480
4.00%, 10/01/2052	395	352
5.00%, 08/01/2035	1,500	1,501
5.00%, 08/01/2040	125	125
5.00%, 08/01/2054	6,520	6,543
Ormond Crossings West Community Development District
5.75%, 11/01/2047	500	506
Palm Beach County Health Facilities Authority
4.00%, 06/01/2041	2,950	2,720
4.00%, 11/15/2041	850	836
4.25%, 06/01/2056	3,450	2,911
5.00%, 11/15/2032	225	226
5.00%, 11/15/2042	500	515
5.00%, 11/15/2045	1,250	1,262
5.00%, 06/01/2055	3,000	2,874
5.00%, 11/15/2055	1,380	1,392
5.13%, 05/15/2046	305	311
5.25%, 11/01/2055	4,000	4,063
5.50%, 05/15/2051	490	501
5.63%, 05/15/2061	435	443
Palm Coast Park Community Development District
5.13%, 05/01/2051	500	493
Palmetto Ridge Community Development District
4.10%, 05/01/2031	685	686
Parker Road Community Development District
3.88%, 05/01/2040	270	243

The accompanying notes are an integral part of these financial statements.

394

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 7.04% – (continued)
Parrish Lakes Community Development District
5.00%, 05/01/2031	$145	$147
5.50%, 05/01/2044	775	801
Parrish Plantation Community Development District
3.50%, 05/01/2041	500	444
Pinellas County Educational Facilities Authority
4.00%, 06/01/2046 (2)	125	100
5.00%, 06/01/2056 (2)	100	85
Pinellas County Industrial Development Authority
5.00%, 07/01/2039	400	405
Pinery Community Development District
5.88%, 05/01/2056	1,750	1,763
Polk County Industrial Development Authority
5.00%, 01/01/2039	690	696
5.00%, 01/01/2049	1,000	987
5.00%, 01/01/2055	1,585	1,538
5.83%, 06/15/2045 (2)	2,145	2,202
6.00%, 06/15/2055 (2)	2,505	2,523
Portico Community Development District
3.50%, 05/01/2037	500	463
Radiance Community Development District
6.20%, 05/01/2045 (2)	2,510	2,652
River Hall Community Development District
3.00%, 05/01/2036	150	134
River Landing Community Development District
4.13%, 05/01/2040	360	346
Sandridge Community Development District
3.88%, 05/01/2041	250	239
Sarasota County Health Facilities Authority
5.00%, 01/01/2037	1,445	1,449
5.00%, 01/01/2042	940	941
5.00%, 01/01/2047	1,095	1,083
5.00%, 01/01/2052	460	433
Sawyers Landing Community Development District
3.75%, 05/01/2031	680	679
4.13%, 05/01/2041	1,030	985
4.25%, 05/01/2053	7,695	6,722
Seminole County Industrial Development Authority
4.00%, 06/15/2041 (2)	425	379
4.00%, 06/15/2051 (2)	830	660
4.00%, 06/15/2056 (2)	705	539
Seminole Palms Community Development District
5.20%, 05/01/2044 (2)	1,120	1,146
Shadowlawn Community Development District
5.85%, 05/01/2054	1,555	1,565
Six Mile Creek Community Development District
3.50%, 05/01/2041	315	277
St Johns County Industrial Development Authority
4.00%, 12/15/2046	400	338
4.00%, 12/15/2050	1,365	1,093
4.00%, 08/01/2055	1,115	944
Tolomato Community Development District
3.20%, 05/01/2032	1,400	1,323
3.25%, 05/01/2040	2,145	1,864
3.40%, 05/01/2040	3,970	3,481
3.75%, 05/01/2039	185	179
4.25%, 05/01/2037	845	849

The accompanying notes are an integral part of these financial statements.

395

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 7.04% – (continued)
4.85%, 05/01/2038 (2)	$580	$585
5.13%, 05/01/2039	2,265	2,294
Town of Davie FL
5.00%, 04/01/2048	1,440	1,453
Tradition Community Development District No 9
4.00%, 05/01/2052	500	410
5.40%, 05/01/2045	1,425	1,466
5.65%, 05/01/2056	880	890
Two Lakes Community Development District
5.00%, 05/01/2055	3,110	3,111
Two Rivers West Community Development District
5.63%, 05/01/2044	250	261
5.88%, 05/01/2054	1,000	1,023
V-Dana Community Development District
3.50%, 05/01/2031 (2)	445	439
5.55%, 05/01/2055	1,205	1,216
Viera Stewardship District
3.13%, 05/01/2041	820	693
4.00%, 05/01/2053	860	703
5.30%, 05/01/2043	2,000	2,092
5.50%, 05/01/2054	2,245	2,272
Village Community Development District No 12
3.88%, 05/01/2047	205	182
4.25%, 05/01/2043	1,565	1,518
4.38%, 05/01/2050	4,935	4,509
Village Community Development District No 13
3.00%, 05/01/2029	1,065	1,052
3.00%, 05/01/2041	160	135
3.25%, 05/01/2052	5,270	3,968
3.38%, 05/01/2034	935	901
3.50%, 05/01/2051 (2)	4,410	3,492
3.70%, 05/01/2050	995	809
Village Community Development District No 14
5.38%, 05/01/2042	3,795	3,925
Village Community Development District No 15
4.00%, 05/01/2034 (2)	495	502
4.20%, 05/01/2039 (2)	1,360	1,363
4.55%, 05/01/2044 (2)	2,820	2,825
4.80%, 05/01/2055 (2)	7,405	7,187
4.85%, 05/01/2038 (2)	500	519
5.25%, 05/01/2054 (2)	8,945	9,047
Village Community Development District No 16
5.13%, 05/01/2056	950	956
West Villages Improvement District
5.38%, 05/01/2044	990	1,025
5.63%, 05/01/2054	545	550
Westside Haines City Community Development District
3.25%, 05/01/2041	750	655
5.75%, 05/01/2044	1,190	1,247
Westview South Community Development District
5.38%, 05/01/2043	1,145	1,190
5.60%, 05/01/2053	1,010	1,024
Winter Garden Village at Fowler Groves Community Development District
3.75%, 05/01/2031	230	230

The accompanying notes are an integral part of these financial statements.

396

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 7.04% – (continued)
Woodlands Section 9 Community Development District
5.70%, 05/01/2046	$500	$508
6.00%, 05/01/2056	500	506

Total Florida		453,853

Georgia – 2.48%
Atlanta Development Authority
0.00%, 12/15/2048 (2)	10,073	9,300
5.00%, 04/01/2034 (2)	2,575	2,646
5.25%, 07/01/2044	5,500	5,505
5.50%, 04/01/2039 (2)	600	617
6.00%, 07/01/2050 (2)	7,375	7,696
6.50%, 01/01/2029 (4)(5)	665	299
6.75%, 01/01/2035 (4)(5)	4,585	2,063
7.00%, 01/01/2040 (4)(5)	3,315	1,492
Atlanta Urban Redevelopment Agency
2.88%, 07/01/2031 (2)	440	426
3.63%, 07/01/2042 (2)	2,870	2,655
3.88%, 07/01/2051 (2)	1,405	1,175
3.88%, 07/01/2051 (2)	1,780	1,574
Augusta GA Airport Revenue
5.00%, 01/01/2027	370	370
Bartow County Tax Allocation District No 3
0.00%, 04/01/2051 (2)	8,550	6,993
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2047	1,150	1,156
Coweta County Residential Care Facilities for the Elderly Authority
4.00%, 03/01/2031	1,260	1,239
4.00%, 03/01/2041	935	836
Development Authority for Fulton County
5.00%, 07/01/2041 (2)	200	204
5.00%, 04/01/2047	1,500	1,508
5.25%, 07/01/2046 (2)	235	237
5.50%, 07/01/2051 (2)	1,875	1,889
5.63%, 07/01/2056 (2)	1,430	1,442
5.75%, 07/01/2066 (2)	2,045	2,059
Development Authority of Burke County
4.13%, 11/01/2045	2,200	2,157
Development Authority of Cobb County
6.25%, 06/01/2055 (2)	560	584
6.40%, 06/15/2053 (2)	100	101
Development Authority of Rockdale County
4.00%, 01/01/2038 (2)	11,140	11,152
Development Authority Of The City Of Marietta
5.00%, 11/01/2037 (2)	3,565	3,488
5.00%, 11/01/2047 (2)	1,245	1,131
Fayette County Development Authority
5.00%, 10/01/2037	175	188
5.00%, 10/01/2038	95	102
5.00%, 10/01/2039	100	106
5.00%, 10/01/2040	75	79
5.25%, 10/01/2054	110	112
Fulton County Residential Care Facilities for the Elderly Authority
4.00%, 04/01/2041 (2)	205	195
4.00%, 04/01/2051 (2)	2,075	1,742
5.00%, 07/01/2036	330	330
5.00%, 04/01/2047 (2)	6,835	6,844
5.00%, 04/01/2054 (2)	1,000	968

The accompanying notes are an integral part of these financial statements.

397

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Georgia – 2.48% – (continued)
Gainesville & Hall County Development Authority
5.63%, 06/01/2050	$2,795	$2,826
5.75%, 06/01/2055	1,000	1,014
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	1,330	1,348
George L Smith II Congress Center Authority
2.38%, 01/01/2031	190	179
3.63%, 01/01/2031 (2)	2,105	2,044
4.00%, 01/01/2036	100	100
4.00%, 01/01/2054	7,980	6,819
5.00%, 01/01/2036 (2)	2,125	2,166
5.00%, 01/01/2054 (2)	7,980	7,845
Georgia Housing & Finance Authority
4.80%, 12/01/2046	950	970
Macon-Bibb County Urban Development Authority
5.00%, 06/15/2027 (2)	5	5
5.75%, 06/15/2037 (2)	1,105	1,116
5.88%, 06/15/2047 (2)	240	241
6.00%, 06/15/2052 (2)	105	105
Main Street Energy, Inc.
5.00%, 12/01/2033	1,000	1,057
Main Street Natural Gas, Inc.
4.00%, 08/01/2052 (1)(2)	8,600	8,635
5.00%, 05/15/2043	9,520	9,684
5.00%, 12/01/2052 (1)	6,490	6,771
5.00%, 06/01/2053 (1)	240	253
5.00%, 05/01/2054 (1)	2,975	3,180
5.00%, 12/01/2054 (1)	2,510	2,699
5.00%, 05/01/2055 (1)	1,700	1,813
5.00%, 06/01/2055 (1)	820	886
Municipal Electric Authority of Georgia
5.00%, 01/01/2031	180	191
5.00%, 01/01/2038	1,250	1,283
5.00%, 01/01/2048	1,350	1,355
5.00%, 01/01/2049	6,455	6,486
5.25%, 07/01/2064	2,000	2,062
Savannah Georgia Convention Center Authority
5.25%, 06/01/2061	2,100	2,114
6.00%, 06/01/2050 (2)	2,025	2,046

Total Georgia		159,953

Guam – 0.49%
Antonio B Won Pat International Airport Authority
5.00%, 10/01/2029	225	235
5.13%, 10/01/2034	780	839
5.25%, 10/01/2029	1,145	1,199
5.25%, 10/01/2030	750	793
5.25%, 10/01/2039	200	214
5.25%, 10/01/2041	50	53
5.38%, 10/01/2033	1,050	1,146
5.38%, 10/01/2043	1,250	1,318
Guam Government Waterworks Authority
5.25%, 07/01/2050	4,550	4,722
5.50%, 07/01/2043	675	740
Guam Power Authority
5.00%, 10/01/2033	765	777
5.00%, 10/01/2043	1,965	2,058
5.00%, 10/01/2044	1,145	1,192

The accompanying notes are an integral part of these financial statements.

398

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Guam – 0.49% – (continued)
Territory of Guam
4.00%, 01/01/2036	$1,500	$1,497
4.00%, 11/15/2039	750	705
4.00%, 01/01/2042	2,430	2,373
5.00%, 11/01/2028	250	260
5.00%, 01/01/2030	2,125	2,243
5.00%, 11/01/2030	250	267
5.00%, 01/01/2031	1,635	1,746
5.00%, 11/15/2031	1,940	2,023
5.00%, 11/01/2035	875	918
5.00%, 11/01/2040	2,200	2,294
5.25%, 01/01/2038	365	400
5.25%, 01/01/2039	890	969
5.25%, 01/01/2040	500	542

Total Guam		31,523

Hawaii – 0.14%
City & County Honolulu HI Wastewater System Revenue
3.00%, 07/01/2041	1,000	903
5.25%, 07/01/2054	320	340
State of Hawaii Department of Budget & Finance
3.20%, 07/01/2039	2,265	2,004
4.00%, 03/01/2037	5,835	5,789

Total Hawaii		9,036

Idaho – 0.38%
Avimor Community Infrastructure District No 1
5.50%, 09/01/2053 (2)	3,000	3,021
Idaho Health Facilities Authority
4.00%, 10/01/2033	1,250	1,258
4.25%, 10/01/2039	200	200
4.50%, 10/01/2050	3,750	3,432
4.55%, 10/01/2056	310	277
Idaho Housing & Finance Association
4.00%, 08/15/2049	800	769
4.80%, 07/01/2051	4,310	4,333
5.00%, 07/01/2040 (2)	250	249
6.00%, 07/01/2054	175	191
6.25%, 01/01/2056	1,660	1,865
Power County Industrial Development Corp.
6.45%, 08/01/2032	310	311
Spring Valley Community Infrastructure District No 1
3.75%, 09/01/2051 (2)	4,876	4,773
6.25%, 09/01/2053 (2)	3,800	3,928

Total Idaho		24,607

Illinois – 4.47%
Chicago Board of Education
0.00%, 12/01/2027	1,055	1,005
0.00%, 12/01/2028	5,235	4,810
0.00%, 12/01/2029	100	88
0.00%, 12/01/2029	725	641
0.00%, 12/01/2029	965	862
0.00%, 12/01/2030	1,765	1,500
0.00%, 12/01/2031	290	236
4.00%, 12/01/2035	1,000	947
4.00%, 12/01/2041	2,000	1,806
4.00%, 12/01/2047	500	411

The accompanying notes are an integral part of these financial statements.

399

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 4.47% – (continued)
5.00%, 12/01/2027	$500	$506
5.00%, 12/01/2030	3,000	3,084
5.00%, 12/01/2033	1,930	1,960
5.00%, 12/01/2034	320	329
5.00%, 12/01/2034	585	585
5.00%, 12/01/2034	3,750	3,813
5.00%, 12/01/2035	2,550	2,585
5.00%, 12/01/2036	490	495
5.00%, 12/01/2036	1,710	1,715
5.00%, 12/01/2038	570	572
5.00%, 12/01/2039	1,000	1,001
5.00%, 12/01/2040	500	498
5.00%, 12/01/2040	1,000	996
5.00%, 12/01/2041	1,000	991
5.00%, 12/01/2042	1,960	1,904
5.00%, 12/01/2044	2,390	2,313
5.00%, 12/01/2046	5,550	5,259
5.00%, 12/01/2047	1,650	1,546
5.50%, 12/01/2026	1,070	1,076
5.50%, 12/01/2032	475	509
5.50%, 12/01/2045	4,540	4,632
5.75%, 12/01/2050	6,075	6,185
6.00%, 12/01/2042	1,310	1,416
6.00%, 12/01/2043	1,815	1,956
6.00%, 12/01/2044	1,165	1,246
6.00%, 12/01/2049	3,500	3,623
6.25%, 12/01/2050	6,580	6,984
6.50%, 12/01/2046	2,000	2,010
6.75%, 12/01/2030 (2)	1,000	1,037
7.00%, 12/01/2042 (2)	100	103
7.00%, 12/01/2046 (2)	6,000	6,141
Chicago Board of Education Dedicated Capital Improvement Tax
6.00%, 04/01/2046	2,440	2,469
Chicago O’Hare International Airport
5.00%, 07/01/2048	1,000	1,002
5.00%, 01/01/2060	1,525	1,532
5.25%, 01/01/2056	3,000	3,170
5.25%, 01/01/2061	1,000	1,045
5.50%, 01/01/2055	1,990	2,091
5.50%, 01/01/2059	2,975	3,107
Chicago Transit Authority Sales Tax Receipts Fund
4.00%, 12/01/2049	2,265	2,058
5.00%, 12/01/2057	1,285	1,305
5.00%, 12/01/2059	620	632
5.25%, 12/01/2051	285	300
5.50%, 12/01/2056	840	896
City of Chicago IL
0.00%, 01/01/2031	450	381
4.00%, 01/01/2035	680	660
5.00%, 01/01/2027	5,000	5,031
5.00%, 01/01/2028	1,290	1,314
5.00%, 01/01/2034	385	399
5.00%, 01/01/2038	1,370	1,370
5.00%, 01/01/2040	70	70
5.00%, 01/01/2044	1,500	1,499
5.25%, 01/01/2038	1,900	1,961
5.50%, 01/01/2035	270	278

The accompanying notes are an integral part of these financial statements.

400

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 4.47% – (continued)
5.50%, 01/01/2039	$355	$371
5.50%, 01/01/2040	3,640	3,793
5.50%, 01/01/2041	875	921
6.00%, 01/01/2050	2,800	2,950
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2044	530	566
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2026	500	503
5.00%, 11/01/2064	400	408
5.50%, 11/01/2066	650	692
County of Cook IL
5.00%, 11/15/2031	200	202
Illinois Finance Authority
2.45%, 10/01/2039 (1)	250	243
3.00%, 07/15/2040	235	207
3.00%, 05/15/2050	1,000	714
4.00%, 10/15/2030	230	229
4.00%, 10/15/2031	1,135	1,128
4.00%, 10/15/2037	750	712
4.00%, 05/01/2040	295	284
4.00%, 10/15/2044	200	175
4.00%, 05/01/2050	440	372
4.25%, 07/01/2041	120	121
4.25%, 07/01/2046	445	446
4.60%, 10/01/2053 (1)	250	250
5.00%, 07/01/2029	160	167
5.00%, 07/01/2030	180	190
5.00%, 07/01/2031	115	123
5.00%, 11/01/2031	245	247
5.00%, 05/15/2033	1,290	1,292
5.00%, 07/01/2033	125	135
5.00%, 02/15/2034	100	101
5.00%, 05/15/2034	300	307
5.00%, 07/01/2034	190	206
5.00%, 05/15/2035	515	524
5.00%, 07/01/2035	330	359
5.00%, 02/15/2036	140	141
5.00%, 07/01/2036	290	315
5.00%, 05/15/2037	655	660
5.00%, 10/01/2038	180	166
5.00%, 02/15/2041	120	121
5.00%, 05/15/2041	400	404
5.00%, 08/15/2041	625	676
5.00%, 10/01/2041	425	425
5.00%, 11/15/2045	295	295
5.00%, 08/01/2046	200	198
5.00%, 02/15/2047	1,255	1,205
5.00%, 05/15/2047	315	315
5.00%, 12/01/2047	2,715	2,682
5.00%, 08/01/2049	420	406
5.00%, 02/15/2050	575	542
5.00%, 05/15/2051	1,000	929
5.00%, 05/15/2056	1,680	1,536
5.13%, 05/15/2038	1,935	1,921
5.13%, 11/01/2046	1,035	1,053
5.25%, 05/15/2042	2,870	2,819
5.25%, 05/15/2054	1,575	1,381

The accompanying notes are an integral part of these financial statements.

401

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 4.47% – (continued)
5.38%, 11/01/2050	$510	$518
5.38%, 11/01/2055	1,410	1,419
5.63%, 08/01/2053 (2)	1,705	1,760
6.00%, 10/01/2045 (2)	2,015	2,084
6.00%, 10/01/2050 (2)	2,175	2,194
6.13%, 11/15/2035	180	180
6.13%, 10/01/2050 (2)	1,125	1,151
6.38%, 11/15/2043	270	270
7.25%, 09/01/2052 (1)(2)	500	546
Illinois Housing Development Authority
3.00%, 04/01/2051	290	287
3.00%, 04/01/2051	920	912
4.88%, 04/01/2050	6,225	6,317
4.90%, 04/01/2051	7,490	7,608
5.00%, 10/01/2046	85	87
5.25%, 10/01/2052	675	706
5.50%, 10/01/2053	345	371
6.00%, 10/01/2054	295	318
6.00%, 10/01/2055	670	739
6.25%, 10/01/2052	75	80
6.25%, 04/01/2054	1,070	1,157
6.25%, 10/01/2054	410	455
6.25%, 10/01/2055	135	147
6.25%, 10/01/2055	4,915	5,502
6.25%, 04/01/2056	675	762
Illinois State Toll Highway Authority
5.00%, 01/01/2047	5,000	5,330
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2028	500	471
0.00%, 12/15/2029	1,000	899
0.00%, 12/15/2030	260	225
0.00%, 12/15/2031	2,620	2,182
0.00%, 12/15/2032	1,000	802
0.00%, 06/15/2033	3,490	2,740
0.00%, 12/15/2033	3,950	3,040
0.00%, 12/15/2034	550	406
0.00%, 12/15/2035	10,000	7,064
0.00%, 06/15/2036	3,050	2,106
0.00%, 06/15/2036	3,065	2,117
0.00%, 12/15/2036	1,650	1,113
0.00%, 06/15/2037	1,585	1,042
0.00%, 12/15/2038	205	125
0.00%, 06/15/2039	1,575	934
0.00%, 12/15/2039	3,000	1,736
0.00%, 06/15/2041	1,535	817
0.00%, 12/15/2041	510	266
0.00%, 06/15/2044	2,200	1,033
0.00%, 06/15/2045	1,500	663
0.00%, 12/15/2051	690	203
0.00%, 12/15/2051	4,500	1,375
0.00%, 12/15/2054	3,000	782
0.00%, 12/15/2056	310	73
4.00%, 12/15/2042	1,040	1,014
4.00%, 12/15/2047	210	192
4.00%, 06/15/2050	1,335	1,189
4.00%, 06/15/2052	2,030	1,788
5.00%, 06/15/2042	4,600	4,768
5.00%, 12/15/2045	50	51

The accompanying notes are an integral part of these financial statements.

402

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 4.47% – (continued)
5.00%, 06/15/2050	$4,400	$4,440
5.00%, 06/15/2053	965	981
5.00%, 06/15/2057	8,100	8,122
Northern Illinois University
4.00%, 10/01/2039	875	858
4.00%, 04/01/2040	100	98
4.00%, 10/01/2040	800	777
4.00%, 04/01/2041	450	430
4.00%, 10/01/2041	800	770
4.00%, 10/01/2043	1,005	942
Regional Transportation Authority
5.75%, 06/01/2034	130	148
6.00%, 07/01/2033	510	580
Schaumburg Cook & DuPage Counties IL
6.13%, 12/30/2038 (2)	1,565	1,584
State of Illinois
4.00%, 06/01/2036	540	540
4.00%, 03/01/2039	2,055	2,026
4.00%, 11/01/2039	2,000	1,963
4.00%, 10/01/2045	3,000	2,784
4.25%, 10/01/2045	130	125
5.00%, 11/01/2027	100	101
5.00%, 10/01/2031	955	996
5.00%, 05/01/2032	2,100	2,172
5.00%, 10/01/2032	215	224
5.00%, 11/01/2037	2,240	2,249
5.00%, 09/01/2041	10,000	10,698
5.25%, 05/01/2047	1,605	1,678
5.50%, 03/01/2042	3,410	3,678
5.50%, 03/01/2047	435	458
5.50%, 05/01/2047	160	168
5.50%, 04/01/2051	1,465	1,561
State of Illinois Sales Tax Revenue
5.00%, 06/15/2027	230	235
Upper Illinois River Valley Development Authority
5.00%, 12/01/2032 (2)	180	180
5.25%, 12/01/2037 (2)	2,005	2,007
5.25%, 12/01/2047 (2)	550	527
6.00%, 12/01/2055 (2)	2,450	2,489
Village of Volo IL Special Service Area No 17
5.50%, 03/01/2047	900	900

Total Illinois		288,679

Indiana – 1.20%
City of East Chicago IN
5.50%, 09/01/2028	120	118
City of Valparaiso IN
4.88%, 01/01/2044 (2)	2,200	2,272
5.00%, 01/01/2054 (2)	10,480	10,531
City of Whiting IN
4.00%, 12/01/2044 (1)	1,965	2,002
4.20%, 06/01/2044 (1)	920	952
4.40%, 11/01/2045 (1)	675	700
4.40%, 03/01/2046 (1)	1,250	1,297
Indiana Finance Authority
1.40%, 08/01/2029	115	106
2.50%, 11/01/2030	1,415	1,362
3.00%, 11/01/2030	100	98

The accompanying notes are an integral part of these financial statements.

403

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Indiana – 1.20% – (continued)
3.00%, 11/01/2030	$1,045	$1,027
4.00%, 11/15/2030	1,000	1,007
4.00%, 11/15/2037	1,000	978
4.00%, 11/15/2041	160	155
4.00%, 11/15/2043	155	144
4.13%, 12/01/2026	5,830	5,841
4.25%, 11/01/2030	11,790	12,170
5.00%, 11/15/2038	600	612
5.00%, 06/01/2041	960	909
5.00%, 11/15/2043	140	153
5.00%, 06/01/2053	1,800	1,774
5.00%, 11/15/2053	2,060	2,040
5.00%, 07/01/2059	2,025	1,998
5.25%, 11/15/2046	3,405	3,412
5.38%, 06/01/2064	6,000	6,048
5.50%, 09/15/2039	1,900	2,027
5.50%, 09/15/2044	2,730	2,808
5.50%, 07/01/2052	4,145	4,251
5.75%, 03/01/2054	4,520	4,686
5.75%, 05/15/2060	3,000	3,087
Indiana Housing & Community Development Authority
3.00%, 01/01/2052	570	560
Indiana Secondary Market for Education Loans, Inc.
4.00%, 06/01/2046	60	59
5.00%, 06/01/2029	120	124
Indianapolis Local Public Improvement Bond Bank
6.13%, 03/01/2057	2,000	2,101

Total Indiana		77,409

Iowa – 0.58%
Iowa Finance Authority
4.00%, 07/01/2052	7,790	7,883
4.75%, 08/01/2042	6,940	6,943
5.00%, 03/01/2033	200	201
5.00%, 03/01/2038	350	351
5.00%, 05/15/2049	600	588
5.13%, 05/15/2059	1,600	1,545
5.75%, 12/01/2055	1,850	1,928
6.00%, 12/01/2055	3,650	3,730
Iowa Student Loan Liquidity Corp.
3.00%, 12/01/2039	150	147
3.50%, 12/01/2044	185	153
4.50%, 12/01/2045	935	944
5.00%, 12/01/2034	195	208
5.00%, 12/01/2035	640	677
5.00%, 12/01/2054	2,280	2,196
Iowa Tobacco Settlement Authority
0.00%, 06/01/2065	45,335	6,812
4.00%, 06/01/2036	775	779
PEFA, Inc.
5.00%, 04/01/2035	2,010	2,143

Total Iowa		37,228

Kansas – 0.22%
City of Lenexa KS
5.00%, 05/15/2027	135	136
5.00%, 05/15/2030	85	86
5.00%, 05/15/2032	330	334

The accompanying notes are an integral part of these financial statements.

404

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Kansas – 0.22% – (continued)
5.00%, 05/15/2039	$705	$709
City of Manhattan KS
4.00%, 06/01/2036	580	566
4.00%, 06/01/2046	1,390	1,227
5.50%, 06/01/2055	390	399
5.50%, 06/01/2060	1,430	1,452
City of Overland Park KS Sales Tax Revenue
6.50%, 11/15/2042 (2)	4,025	4,229
City of Wichita KS
3.15%, 02/01/2030 (1)	715	718
University of Kansas Hospital Authority
5.50%, 03/01/2054	600	649
Wyandotte County-Kansas City Unified Government
4.00%, 03/01/2036 (2)	355	351
4.75%, 03/01/2041 (2)	775	770
5.25%, 03/01/2046 (2)	315	313
5.50%, 03/01/2046 (2)	1,210	1,224
5.75%, 09/01/2032	250	242
5.75%, 09/01/2039 (2)	950	978

Total Kansas		14,383

Kentucky – 0.87%
City of Ashland KY
4.00%, 02/01/2034	500	499
4.00%, 02/01/2038	620	607
City of Henderson KY
3.70%, 01/01/2032 (2)	1,630	1,639
4.45%, 01/01/2042 (2)	1,165	1,178
4.70%, 01/01/2052 (2)	3,105	3,021
4.70%, 01/01/2052 (2)	6,195	6,029
County of Boyle KY
5.25%, 06/01/2049	1,900	1,929
Kenton County Airport Board
5.25%, 01/01/2049	2,325	2,412
Kentucky Bond Development Corp.
5.25%, 07/01/2061	3,000	3,105
5.50%, 10/31/2056	1,150	1,236
Kentucky Economic Development Finance Authority
5.00%, 05/15/2031	350	349
5.00%, 06/01/2037	785	788
5.00%, 06/01/2041	570	571
5.00%, 08/01/2044	550	563
5.00%, 06/01/2045	2,175	2,180
5.00%, 05/15/2046	980	850
5.00%, 05/15/2051	575	471
5.25%, 06/01/2041	5,940	5,983
5.25%, 06/01/2050	955	955
5.38%, 11/15/2042	305	274
5.50%, 11/15/2045	115	102
6.00%, 11/15/2036	275	218
6.25%, 11/15/2046	2,565	1,827
6.38%, 11/15/2051	645	449
Kentucky Higher Education Student Loan Corp.
4.00%, 06/01/2037	505	493
4.75%, 06/01/2040	340	346
5.00%, 06/01/2036	415	423

The accompanying notes are an integral part of these financial statements.

405

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Kentucky – 0.87% – (continued)
Kentucky Housing Corp.
6.25%, 01/01/2055	$95	$103
6.25%, 07/01/2055	200	218
Kentucky Public Energy Authority
5.00%, 06/01/2034	4,425	4,600
5.00%, 05/01/2036	5,000	5,268
5.00%, 01/01/2055 (1)	2,005	2,120
5.00%, 05/01/2055 (1)	200	210
5.25%, 04/01/2054 (1)	2,000	2,140
5.25%, 06/01/2055 (1)	1,685	1,785
Louisville/Jefferson County Metropolitan Government
2.00%, 10/01/2033	1,000	867
3.00%, 10/01/2043	185	155
5.00%, 05/15/2052	100	97

Total Kentucky		56,060

Louisiana – 1.28%
Calcasieu Parish Memorial Hospital Service District
5.00%, 12/01/2039	1,400	1,360
City of New Orleans LA
5.50%, 12/01/2051	420	445
5.75%, 12/01/2055	535	576
East Baton Rouge Parish Industrial Development Board, Inc.
2.60%, 08/01/2035 (1)	2,455	2,455
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038 (2)	765	769
5.63%, 06/15/2048 (2)	1,750	1,745
Louisiana Housing Corp.
5.75%, 06/01/2054	540	579
Louisiana Local Government Environmental Facilities & Community Development Auth
2.50%, 04/01/2036	4,195	3,653
3.50%, 11/01/2032	16,740	16,435
5.00%, 11/15/2037 (2)	290	302
5.00%, 11/15/2044 (2)	325	328
5.25%, 11/15/2053 (2)	345	338
5.25%, 11/15/2059 (2)	655	633
Louisiana Public Facilities Authority
4.00%, 06/01/2031 (2)	180	175
4.00%, 06/01/2031 (2)	425	412
4.00%, 06/01/2041 (2)	325	277
4.38%, 05/01/2053 (1)(2)	1,740	1,755
4.75%, 07/01/2065	2,500	2,519
5.00%, 12/15/2043 (2)	450	450
5.00%, 07/01/2051	500	500
5.00%, 07/01/2059	1,345	1,349
5.25%, 07/01/2055	1,000	1,053
5.50%, 09/01/2059	600	615
5.75%, 09/01/2064	12,655	13,200
6.00%, 06/15/2059 (2)	7,075	7,193
6.15%, 06/15/2055 (2)	5,415	5,585
6.38%, 06/15/2053 (2)	2,000	2,057
6.50%, 10/01/2053 (1)(2)	250	263
6.75%, 10/01/2053 (1)(2)	2,100	2,223
New Orleans Aviation Board
5.00%, 01/01/2034	145	159
5.00%, 01/01/2036	500	503
5.00%, 01/01/2037	500	503
5.00%, 01/01/2048	525	525

The accompanying notes are an integral part of these financial statements.

406

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Louisiana – 1.28% – (continued)
Parish of St James LA
3.70%, 08/01/2041 (1)	$670	$679
6.10%, 06/01/2038 (1)(2)	2,360	2,596
6.10%, 12/01/2040 (1)(2)	4,045	4,454
6.35%, 07/01/2040 (2)	3,380	3,665
6.35%, 10/01/2040 (2)	440	477

Total Louisiana		82,805

Maine – 0.14%
Finance Authority of Maine
4.63%, 12/01/2047 (1)(2)	2,110	2,204
5.00%, 08/01/2035 (2)	705	745
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2046	1,250	1,198
Maine State Housing Authority
4.90%, 11/15/2055	4,925	4,982
6.00%, 11/15/2056	190	210

Total Maine		9,339

Maryland – 1.80%
City of Baltimore MD
3.63%, 06/01/2046 (2)	3,435	3,028
4.00%, 09/01/2027	350	351
5.00%, 09/01/2030	990	1,001
5.00%, 09/01/2031	1,400	1,414
5.00%, 09/01/2036	2,790	2,806
5.00%, 09/01/2039	500	501
5.00%, 09/01/2042	695	696
5.00%, 09/01/2046	4,010	3,939
City of Gaithersburg MD
5.00%, 01/01/2027	1,435	1,439
5.00%, 01/01/2028	135	137
5.00%, 01/01/2033	635	645
5.00%, 01/01/2037	400	410
5.13%, 01/01/2042	500	513
City of Rockville MD
4.25%, 11/01/2037	110	107
4.50%, 11/01/2043	135	130
5.00%, 11/01/2029	35	35
5.00%, 11/01/2031	960	972
5.00%, 11/01/2032	35	35
5.00%, 11/01/2035	70	71
5.00%, 11/01/2037	1,285	1,294
5.00%, 11/01/2042	2,480	2,487
5.00%, 11/01/2047	2,835	2,720
City of Westminster MD
6.25%, 07/01/2044	2,775	2,777
County of Baltimore MD
4.00%, 01/01/2031	505	516
4.00%, 01/01/2050	300	266
County of Frederick MD
5.00%, 09/01/2037 (2)	1,800	1,791
5.00%, 09/01/2045 (2)	4,000	3,793
County of Howard MD
4.00%, 02/15/2028 (2)	100	100
4.38%, 02/15/2039 (2)	140	140
5.00%, 04/01/2044	500	497

The accompanying notes are an integral part of these financial statements.

407

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Maryland – 1.80% – (continued)
County of Montgomery MD
5.38%, 07/01/2048	$1,065	$978
County of Prince George’s MD
4.38%, 07/01/2048 (2)	500	482
5.13%, 07/01/2039 (2)	1,500	1,512
County of Washington MD
4.00%, 05/01/2027	120	121
4.00%, 05/01/2030	140	143
4.00%, 05/01/2031	75	77
4.00%, 05/01/2036	1,690	1,699
4.00%, 05/01/2042	3,770	3,716
Maryland Community Development Administration
6.00%, 03/01/2053	2,125	2,258
6.25%, 03/01/2054	435	470
Maryland Department of Housing & Community Development
4.70%, 07/01/2046	1,500	1,501
Maryland Economic Development Corp.
4.00%, 06/01/2038	645	610
4.00%, 07/01/2040	450	426
4.00%, 09/01/2040	150	139
4.00%, 06/01/2048	125	107
4.00%, 09/01/2050	3,950	3,359
4.38%, 07/01/2036	400	400
4.50%, 07/01/2044	500	494
5.00%, 06/01/2027	140	142
5.00%, 07/01/2027	240	240
5.00%, 07/01/2028	100	101
5.00%, 11/12/2028	3,145	3,148
5.00%, 06/01/2029 (2)	165	165
5.00%, 07/01/2029	75	76
5.00%, 06/01/2033 (2)	170	170
5.00%, 06/01/2035	1,590	1,634
5.00%, 07/01/2036	100	101
5.00%, 06/01/2044	425	434
5.00%, 07/01/2045	1,105	1,173
5.00%, 07/01/2048 (1)(2)	1,795	1,939
5.00%, 06/01/2058	945	953
5.00%, 07/01/2060	705	717
5.25%, 06/30/2053	2,395	2,464
5.25%, 06/30/2055	10,000	10,072
Maryland Health & Higher Educational Facilities Authority
2.50%, 05/15/2053 (1)	6,375	6,375
4.00%, 06/01/2046	1,080	993
4.00%, 06/01/2051	2,655	2,337
4.00%, 06/01/2055	1,125	969
5.00%, 07/01/2030	600	613
5.00%, 07/01/2032	40	40
5.00%, 07/01/2033	105	105
5.00%, 07/01/2034	120	120
5.00%, 07/01/2035	110	110
5.00%, 07/01/2036	100	100
5.00%, 07/01/2043	500	508
5.00%, 07/01/2054	1,000	1,025
5.25%, 07/01/2054	1,555	1,633
5.25%, 08/15/2054	8,315	8,719
5.50%, 01/01/2036	465	468
5.50%, 01/01/2046	3,410	3,432
5.50%, 06/01/2047	500	501

The accompanying notes are an integral part of these financial statements.

408

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Maryland – 1.80% – (continued)
5.50%, 07/01/2056	$1,410	$1,488
Montgomery County Housing Opportunities Commission
4.90%, 07/01/2055	945	959
Prince George’s County Revenue Authority
4.75%, 07/01/2036 (2)	120	120
5.00%, 07/01/2046 (2)	695	695
State of Maryland Department of Transportation
5.25%, 08/01/2049	4,600	4,834
Town of Chestertown MD
6.25%, 03/01/2045	1,460	1,530
6.50%, 03/01/2050	400	414
6.50%, 03/01/2055	1,570	1,612
Washington Suburban Sanitary Commission
4.00%, 06/01/2038	100	101

Total Maryland		116,433

Massachusetts – 0.88%
Massachusetts Development Finance Agency
4.00%, 10/01/2039	340	339
5.00%, 10/01/2037 (2)	645	652
5.00%, 11/15/2038 (2)	180	185
5.00%, 10/01/2041	825	825
5.00%, 07/01/2044 (2)	1,000	1,023
5.00%, 07/01/2044	4,000	4,001
5.00%, 10/01/2048	9,700	9,420
5.00%, 10/01/2057 (2)	4,880	4,844
5.13%, 01/01/2040	1,740	1,759
5.13%, 11/15/2046 (2)	1,050	1,066
5.25%, 01/01/2050	430	414
5.25%, 07/01/2055	1,000	996
5.25%, 06/01/2060	700	726
5.25%, 06/01/2065	700	724
5.50%, 07/01/2050	3,225	3,527
5.50%, 08/15/2050	2,000	2,138
5.50%, 12/01/2051	2,500	2,717
5.50%, 12/01/2056	10,915	11,728
6.00%, 10/01/2049	2,000	2,196
6.00%, 07/01/2050	400	426
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	245	203
3.63%, 07/01/2038	520	512
4.25%, 07/01/2032	80	81
5.00%, 07/01/2054	5,000	4,852
5.25%, 07/01/2056	1,610	1,625

Total Massachusetts		56,979

Michigan – 1.33%
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,765	1,769
5.00%, 02/15/2041	385	381
5.00%, 02/15/2047	1,080	1,022
City of Detroit MI
4.00%, 04/01/2040	950	941
4.00%, 04/01/2041	325	319
5.00%, 04/01/2029	570	587
5.00%, 04/01/2030	555	571
5.00%, 04/01/2031	1,000	1,028

The accompanying notes are an integral part of these financial statements.

409

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 1.33% – (continued)
5.00%, 04/01/2032	$1,425	$1,465
5.00%, 04/01/2033	250	257
5.00%, 04/01/2034	1,000	1,027
5.00%, 04/01/2037	145	148
5.00%, 04/01/2038	100	102
5.00%, 04/01/2039	170	178
5.00%, 04/01/2046	1,000	1,026
5.00%, 04/01/2050	750	761
5.50%, 04/01/2031	560	605
5.50%, 04/01/2033	470	506
5.50%, 04/01/2035	350	375
5.50%, 04/01/2037	465	495
5.50%, 04/01/2039	645	683
5.50%, 04/01/2045	750	782
5.50%, 04/01/2050	605	622
Flint Hospital Building Authority
4.00%, 07/01/2038	500	475
5.25%, 07/01/2039	190	190
Gerald R Ford International Airport Authority
5.00%, 01/01/2046	1,500	1,551
5.00%, 01/01/2051	3,625	3,694
Grand Rapids Economic Development Corp.
5.00%, 11/01/2032	145	146
5.00%, 11/01/2037	580	581
5.00%, 11/01/2047	500	458
5.00%, 11/01/2052	515	454
5.75%, 11/01/2045	2,400	2,472
6.13%, 11/01/2060	9,700	9,856
Ivywood Classical Academy
6.25%, 01/01/2059	2,750	2,736
Kalamazoo Economic Development Corp.
3.90%, 08/15/2031 (2)	660	656
6.00%, 08/15/2046 (2)	1,690	1,779
6.25%, 08/15/2056 (2)	3,370	3,496
6.25%, 08/15/2061 (2)	725	749
Kentwood Economic Development Corp.
4.00%, 11/15/2031	865	867
4.00%, 11/15/2037	690	666
4.00%, 11/15/2043	1,350	1,233
4.00%, 11/15/2045	1,000	893
5.00%, 11/15/2037	1,425	1,428
5.00%, 11/15/2041	750	758
Michigan Finance Authority
4.00%, 06/01/2038	1,500	1,510
4.00%, 12/01/2040	165	161
4.00%, 11/15/2050	160	141
5.00%, 06/01/2029	1,500	1,588
Michigan State Hospital Finance Authority
5.00%, 11/15/2029	1,995	2,119
Michigan State Housing Development Authority
5.00%, 06/01/2053	600	625
5.50%, 12/01/2053	1,385	1,489
6.00%, 06/01/2054	210	227
6.00%, 12/01/2056	7,500	8,303
Michigan Strategic Fund
4.00%, 10/01/2061 (1)	7,260	7,267
5.00%, 05/15/2037	250	255

The accompanying notes are an integral part of these financial statements.

410

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 1.33% – (continued)
5.00%, 11/15/2043	$1,115	$1,122
5.00%, 05/15/2044	250	252
5.00%, 11/15/2049	1,340	1,302
6.25%, 11/15/2043	620	620
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	4,030	525
State of Michigan Trunk Line Revenue
4.00%, 11/15/2046	250	238
University of Michigan
2.40%, 04/01/2042 (1)	4,000	4,000
Wayne County Airport Authority
5.00%, 12/01/2037	250	261
5.00%, 12/01/2042	900	911
5.00%, 12/01/2047	2,000	2,010

Total Michigan		85,714

Minnesota – 0.45%
City of Apple Valley MN
5.38%, 09/01/2045	375	393
5.50%, 09/01/2055	600	620
5.63%, 09/01/2065	1,000	1,020
City of Deephaven MN
6.13%, 06/15/2061 (2)	6,000	5,392
City of Rochester MN
4.00%, 11/15/2043	2,615	2,630
5.25%, 12/01/2038	1,000	984
City of Shakopee MN Senior Housing Revenue
5.75%, 11/01/2055	1,800	1,838
City of St Paul Park MN
5.50%, 06/01/2062	1,620	1,625
City of Woodbury MN
4.00%, 07/01/2041	60	52
4.00%, 07/01/2051	1,665	1,275
4.00%, 07/01/2056	40	29
5.25%, 06/01/2045 (2)	1,000	976
5.50%, 06/01/2063 (2)	1,250	1,168
6.00%, 07/01/2065	2,975	2,998
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.00%, 11/01/2042	675	596
5.50%, 09/01/2055	105	105
5.63%, 09/01/2065	290	290
Minnesota Agricultural & Economic Development Board
5.25%, 01/01/2054	2,300	2,382
Minnesota Housing Finance Agency
4.25%, 01/01/2049	385	389
6.25%, 01/01/2054	2,085	2,245
6.50%, 07/01/2054	860	935
Minnesota Office of Higher Education
2.65%, 11/01/2038	455	424
4.00%, 11/01/2042	495	476

Total Minnesota		28,842

Mississippi – 0.58%
County of Lowndes MS
2.65%, 04/01/2037 (1)	190	189
County of Warren MS
4.20%, 05/01/2034	1,950	2,040

The accompanying notes are an integral part of these financial statements.

411

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mississippi – 0.58% – (continued)
Mississippi Business Finance Corp.
2.38%, 06/01/2044	$400	$273
2.60%, 12/01/2030 (1)	5,865	5,865
2.60%, 12/01/2030 (1)	9,450	9,450
3.00%, 11/01/2035 (1)	10,540	10,540
5.00%, 02/01/2036 (1)(2)	1,350	1,366
Mississippi Home Corp.
4.00%, 12/01/2044	195	196
Mississippi Hospital Equipment & Facilities Authority
5.00%, 09/01/2041	390	391
5.00%, 09/01/2046	500	502
MISSISSIPPI ST BUSINESS FIN CO REGD V/R B/E
3.00%, 11/01/2035 (1)	6,820	6,820

Total Mississippi		37,632

Missouri – 1.25%
Cape Girardeau County Industrial Development Authority
3.00%, 03/01/2046	350	288
4.00%, 03/01/2041	285	283
5.00%, 03/01/2036	100	101
5.50%, 05/01/2044 (2)	465	466
City of Poplar Bluff MO
4.50%, 11/01/2035	500	502
County of Phelps MO
6.00%, 12/01/2055	2,000	2,132
Health & Educational Facilities Authority of the State of Missouri
4.00%, 02/01/2028	250	253
4.00%, 08/01/2031	310	308
4.00%, 08/01/2036	590	569
4.00%, 08/01/2041	745	688
4.00%, 02/01/2042	2,465	2,324
4.00%, 02/01/2048	4,020	3,547
4.00%, 11/15/2048	550	506
5.00%, 02/01/2035	2,045	2,046
5.00%, 08/01/2040	1,545	1,545
5.00%, 02/01/2042	4,310	4,379
5.00%, 08/01/2045	250	250
5.00%, 02/01/2046	1,210	1,210
5.00%, 02/01/2046	1,350	1,350
5.25%, 02/01/2048	250	256
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	100	97
4.38%, 11/15/2035	2,140	2,025
4.75%, 11/15/2047	4,695	4,033
Joplin Industrial Development Authority
3.50%, 11/01/2040	100	96
Kansas City Industrial Development Authority
4.00%, 03/01/2050	4,515	4,131
4.00%, 03/01/2057	7,365	6,504
5.00%, 06/01/2046 (2)	700	713
6.00%, 01/01/2048 (2)	2,250	2,324
Kirkwood Industrial Development Authority
5.25%, 05/15/2037	135	136
5.25%, 05/15/2042	115	115
Lees Summit Industrial Development Authority
5.00%, 08/15/2039	600	621
5.00%, 08/15/2042	100	101
5.38%, 08/15/2050	1,200	1,225

The accompanying notes are an integral part of these financial statements.

412

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Missouri – 1.25% – (continued)
5.50%, 08/15/2055	$1,000	$1,023
5.63%, 08/15/2054	70	72
5.63%, 08/15/2061	1,900	1,942
5.75%, 08/15/2059	60	62
Missouri Housing Development Commission
5.50%, 05/01/2055	655	700
5.75%, 05/01/2055	2,005	2,184
5.75%, 05/01/2056	3,430	3,720
5.75%, 05/01/2057	1,925	2,130
6.00%, 05/01/2055	705	776
6.00%, 05/01/2055	3,320	3,662
6.00%, 05/01/2056	700	765
Plaza at Noah’s Ark Community Improvement District
3.00%, 05/01/2030	600	580
St Louis County Industrial Development Authority
5.00%, 08/15/2030	70	70
5.00%, 08/15/2035	500	500
5.00%, 12/01/2035	135	135
5.00%, 09/01/2038	820	835
5.00%, 09/01/2048	1,845	1,846
5.13%, 08/15/2045	565	528
5.13%, 12/01/2045	1,545	1,545
5.13%, 09/01/2048	5,425	5,446
5.25%, 09/01/2053	2,650	2,656
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000	1,005
5.13%, 06/01/2046	315	315
5.38%, 06/01/2043	2,995	3,002
Taney County Industrial Development Authority
6.00%, 10/01/2049 (2)	300	302

Total Missouri		80,925

Montana – 0.20%
City of Forsyth MT
3.88%, 10/01/2032	1,500	1,534
City of Kalispell MT
5.25%, 05/15/2037	810	813
5.25%, 05/15/2047	1,800	1,727
5.25%, 05/15/2052	560	519
Montana Board of Housing
3.50%, 06/01/2050	205	205
5.75%, 06/01/2055	50	54
Montana Facility Finance Authority
4.10%, 11/15/2031	120	120
4.35%, 11/15/2032	195	196
5.25%, 06/01/2053	3,000	3,148
6.13%, 11/15/2056	2,420	2,455
6.13%, 11/15/2061	1,905	1,926

Total Montana		12,697

Nebraska – 0.07%
Central Plains Energy Project
5.00%, 09/01/2033	1,500	1,571
5.00%, 09/01/2035	1,025	1,074
5.00%, 05/01/2053 (1)	100	105
Nebraska Educational Health Cultural & Social Services Finance Authority
4.00%, 01/01/2037	400	400
4.00%, 01/01/2049	700	633

The accompanying notes are an integral part of these financial statements.

413

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Nebraska – 0.07% – (continued)
Nebraska Investment Finance Authority
6.00%, 09/01/2054	$405	$447
6.25%, 03/01/2055	125	140

Total Nebraska		4,370

Nevada – 0.50%
City of Las Vegas NV Special Improvement District No 611
4.13%, 06/01/2050	615	539
City of Las Vegas NV Special Improvement District No 612 Skye Hills
4.00%, 06/01/2050	470	423
City of Las Vegas NV Special Improvement District No 613
5.25%, 12/01/2047	540	550
5.50%, 12/01/2053	240	246
City of Las Vegas NV Special Improvement District No 614
4.25%, 06/01/2034	260	257
City of Las Vegas NV Special Improvement District No 812
5.00%, 12/01/2035	115	115
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	410	398
4.00%, 06/01/2049	1,490	1,305
City of Las Vegas NV Special Improvement District No 815
4.75%, 12/01/2040	825	837
5.00%, 12/01/2049	1,250	1,260
City of Las Vegas NV Special Improvement District No 816
3.00%, 06/01/2041	615	502
3.13%, 06/01/2046	1,745	1,360
3.13%, 06/01/2051	95	69
City of Las Vegas NV Special Improvement District No 817
6.00%, 06/01/2053	30	32
City of Las Vegas NV Special Improvement District No 818
4.50%, 12/01/2029	705	725
5.00%, 12/01/2054	705	706
City of Las Vegas NV Special Improvement District No 819
5.00%, 06/01/2040	325	340
5.50%, 06/01/2055	925	953
City of North Las Vegas NV
4.50%, 06/01/2039	470	472
4.63%, 06/01/2043	435	436
4.63%, 06/01/2049	580	563
City of Reno NV
0.00%, 07/01/2058 (2)	16,000	2,657
5.00%, 06/01/2041 (2)	500	520
5.13%, 06/01/2047 (2)	2,000	2,031
5.25%, 06/01/2054 (2)	500	505
City of Sparks NV Special Improvement District No 1
5.00%, 06/01/2044	800	828
5.13%, 06/01/2054	2,000	2,014
County of Clark NV
2.10%, 06/01/2031	700	645
Henderson Local Improvement Districts
3.00%, 09/01/2036	70	63
3.50%, 09/01/2045	170	140
4.00%, 09/01/2051	115	98
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043	2,500	2,569
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,030	1,031
5.00%, 06/15/2040	990	990

The accompanying notes are an integral part of these financial statements.

414

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Nevada – 0.50% – (continued)
5.00%, 06/15/2045	$540	$540
Nevada Housing Division
3.00%, 04/01/2051	200	197
State of Nevada Department of Business & Industry
5.00%, 07/15/2047	100	95
5.00%, 12/15/2048 (2)	250	236
5.13%, 12/15/2045 (2)	4,935	4,854

Total Nevada		32,101

New Hampshire – 2.12%
New Hampshire Business Finance Authority
0.00%, 12/01/2031 (2)	2,615	1,908
0.00%, 12/15/2033 (2)	2,200	1,408
0.00%, 12/01/2034 (2)	15,900	9,123
0.00%, 12/15/2034 (2)	1,390	810
0.00%, 02/01/2035 (2)	2,300	1,331
0.00%, 08/20/2039 (1)	1,730	64
0.00%, 12/01/2040 (2)	5,000	1,806
0.00%, 01/20/2041 (1)	1,423	1,384
0.00%, 01/20/2041 (1)	11,498	11,309
0.00%, 02/20/2041 (1)	4,907	5,099
0.00%, 12/15/2041	4,000	1,518
0.00%, 07/01/2051 (1)	3,355	114
0.00%, 10/01/2051 (1)	5,805	5,728
2.95%, 04/01/2029 (2)	900	879
3.63%, 08/20/2039	393	377
3.63%, 07/01/2043 (1)(2)	250	206
3.75%, 07/01/2045 (1)(2)	10,255	8,493
3.88%, 01/20/2038	4,680	4,539
3.92%, 07/20/2039 (1)	2,453	2,390
3.92%, 07/20/2040 (1)	3,900	3,529
4.00%, 11/01/2027 (2)	195	194
4.00%, 10/20/2036	4,670	4,644
4.00%, 01/01/2041	3,925	3,722
4.00%, 01/01/2051	4,800	4,070
4.13%, 01/20/2034	5,667	5,759
4.15%, 10/20/2040 (1)	1,703	1,706
4.18%, 11/20/2039 (1)	3,095	3,082
4.18%, 05/20/2042 (1)	1,905	1,721
4.25%, 07/20/2041	749	703
4.25%, 07/20/2041	5,227	5,248
4.25%, 07/20/2041	8,550	8,380
4.38%, 09/20/2036	5,738	5,842
4.40%, 02/20/2043 (1)	525	517
4.42%, 02/20/2043 (1)	1,919	1,952
4.50%, 04/20/2043 (1)	2,498	2,480
4.53%, 10/15/2034 (2)	650	661
4.63%, 11/01/2042 (2)	1,500	1,370
5.05%, 06/15/2035 (2)	1,150	1,179
5.25%, 07/01/2039 (2)	1,095	1,103
5.50%, 06/01/2055	1,170	1,231
5.63%, 12/15/2033 (2)	1,790	1,832
5.63%, 07/01/2046 (2)	1,435	1,446
5.75%, 07/01/2054 (2)	1,765	1,771
5.88%, 12/15/2032 (2)	2,800	2,799
6.25%, 12/15/2038 (2)	800	834

The accompanying notes are an integral part of these financial statements.

415

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Hampshire – 2.12% – (continued)
New Hampshire Health & Education Facilities Authority Act
2.55%, 06/01/2041 (1)	$6,800	$6,800
4.00%, 07/01/2037 (2)	560	526
4.00%, 11/01/2044	125	124
5.00%, 10/01/2036	55	55
5.00%, 10/01/2040	50	50
5.00%, 11/01/2043	45	47
5.00%, 10/01/2046	415	415
5.50%, 08/01/2050	850	917
New Hampshire Housing Finance Authority
6.25%, 01/01/2055	185	200
6.25%, 07/01/2055	240	266
6.50%, 07/01/2055	1,000	1,116

Total New Hampshire		136,777

New Jersey – 1.82%
Essex County Improvement Authority
4.00%, 06/15/2046	135	125
4.00%, 06/15/2056	150	129
New Jersey Economic Development Authority
0.00%, 07/01/2026	170	170
4.00%, 11/01/2038	825	828
4.00%, 08/01/2059	355	313
4.88%, 01/01/2029	1,350	1,350
5.00%, 01/01/2030	520	522
5.00%, 01/01/2031	500	508
5.00%, 01/01/2034	435	435
5.00%, 01/01/2035	375	376
5.00%, 06/15/2037	85	85
5.00%, 10/01/2037	6,085	6,164
5.00%, 07/01/2047	250	244
5.00%, 10/01/2047	7,690	7,714
5.00%, 01/01/2048	4,570	4,570
5.00%, 01/01/2049	400	388
5.00%, 06/15/2054 (2)	3,750	3,633
5.13%, 01/01/2034	705	708
5.13%, 06/15/2043	2,570	2,571
5.25%, 09/15/2029	1,195	1,197
5.25%, 01/01/2044	560	560
5.50%, 01/01/2027	500	501
5.63%, 11/15/2030	1,820	1,823
5.63%, 11/15/2030	3,335	3,340
5.63%, 01/01/2052	3,155	3,158
5.75%, 09/15/2027	975	977
6.38%, 01/01/2035 (2)	4,325	4,592
6.63%, 01/01/2045 (2)	3,970	4,207
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2033	500	501
New Jersey Higher Education Student Assistance Authority
2.50%, 12/01/2040	260	245
3.25%, 12/01/2039	375	373
3.50%, 12/01/2039	910	889
3.50%, 12/01/2039	1,010	988
4.00%, 12/01/2041	545	531
4.00%, 12/01/2044	520	504
4.25%, 12/01/2045	695	696
4.25%, 12/01/2046	2,010	2,024
4.50%, 12/01/2045	630	639

The accompanying notes are an integral part of these financial statements.

416

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 1.82% – (continued)
5.00%, 12/01/2031	$1,500	$1,619
5.00%, 12/01/2033	235	257
5.00%, 12/01/2034	250	274
5.00%, 12/01/2035	120	132
5.00%, 12/01/2036	80	88
5.25%, 12/01/2054	1,000	1,010
5.25%, 12/01/2056	285	288
5.50%, 12/01/2055	500	515
New Jersey Housing & Mortgage Finance Agency
5.15%, 11/01/2050	10,000	10,378
6.00%, 10/01/2055	90	97
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2031	2,075	1,744
0.00%, 12/15/2034	200	150
0.00%, 12/15/2039	4,500	2,698
4.00%, 06/15/2050	1,565	1,468
5.00%, 12/15/2030	250	263
5.00%, 06/15/2038	1,675	1,819
5.50%, 06/15/2050	1,185	1,381
Tobacco Settlement Financing Corp.
5.00%, 06/01/2046	3,500	3,488
5.00%, 06/01/2046	23,310	22,955
5.25%, 06/01/2046	8,270	8,297

Total New Jersey		117,499

New Mexico – 0.09%
City of Farmington NM
2.15%, 04/01/2033	550	477
City of Santa Fe NM
5.00%, 05/15/2039	480	483
5.00%, 05/15/2044	700	703
New Mexico Educational Assistance Foundation
5.00%, 09/01/2029	500	522
New Mexico Mortgage Finance Authority
3.50%, 07/01/2050	445	444
4.80%, 09/01/2056	3,000	3,003
5.75%, 03/01/2056	225	245

Total New Mexico		5,877

New York – 5.24%
Albany Capital Resource Corp.
4.75%, 06/01/2054	550	523
5.00%, 06/01/2064	820	793
Brooklyn Arena Local Development Corp.
5.00%, 07/15/2026	2,500	2,501
5.00%, 07/15/2042	6,990	7,013
Buffalo & Erie County Industrial Land Development Corp.
7.75%, 05/01/2055	2,805	2,974
Build NYC Resource Corp.
4.00%, 06/15/2031 (2)	345	337
4.00%, 06/15/2041 (2)	100	90
4.88%, 05/01/2031 (2)	455	458
5.00%, 12/15/2031	2,365	2,366
5.00%, 01/01/2035 (2)	2,700	2,704
5.00%, 12/01/2041 (2)	2,740	2,707
5.00%, 06/01/2051 (2)	170	140
5.00%, 06/15/2051 (2)	13,620	12,205

The accompanying notes are an integral part of these financial statements.

417

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 5.24% – (continued)
5.00%, 12/01/2051 (2)	$1,760	$1,622
5.00%, 12/01/2055 (2)	1,500	1,351
5.25%, 12/15/2031 (2)	1,735	1,736
5.50%, 09/01/2045 (2)	6,755	6,755
5.50%, 05/01/2048 (2)	2,190	2,185
5.50%, 07/01/2050	1,075	1,125
5.50%, 07/01/2055	2,800	2,908
5.50%, 06/01/2056 (2)	4,160	4,171
5.63%, 06/01/2061 (2)	4,475	4,514
5.65%, 12/15/2032 (2)	430	425
5.75%, 06/01/2066 (2)	2,340	2,364
7.00%, 12/15/2055 (2)	3,190	3,259
7.00%, 12/15/2065 (2)	3,220	3,276
City of New York NY
2.95%, 04/01/2042 (1)	13,000	13,000
4.00%, 08/01/2050	350	324
5.00%, 03/01/2042	140	152
County of Nassau NY
5.00%, 01/01/2058 (6)(7)	2,484	—
County of Sullivan NY
5.35%, 11/01/2049 (2)	350	350
5.35%, 11/01/2049 (2)	920	920
5.35%, 11/01/2049 (2)	1,160	1,160
5.35%, 11/01/2049 (2)	6,000	6,000
Empire State Development Corp.
3.00%, 03/15/2049	5,000	3,789
4.00%, 03/15/2049	500	466
5.00%, 03/15/2057	1,000	1,036
Geneva Development Corp.
5.00%, 02/01/2056	370	375
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	4,935	1,593
5.00%, 01/01/2056	2,280	1,908
5.63%, 01/01/2055	7,115	6,606
Metropolitan Transportation Authority
2.60%, 11/15/2050 (1)	5,175	5,175
4.00%, 11/15/2042	1,230	1,187
4.00%, 11/15/2050	700	626
5.00%, 11/15/2050	225	228
New York City Housing Development Corp.
5.25%, 12/15/2031	2,525	2,602
New York City Industrial Development Agency
3.00%, 01/01/2037	1,205	1,135
3.00%, 01/01/2046	870	707
3.00%, 03/01/2049	380	286
New York City Municipal Water Finance Authority
3.05%, 06/15/2053 (1)	9,700	9,700
New York City Transitional Finance Authority Future Tax Secured Revenue
2.60%, 11/01/2054 (1)	6,060	6,060
2.90%, 08/01/2042 (1)	2,000	2,000
4.00%, 05/01/2044	315	307
4.00%, 02/01/2051	1,000	920
5.00%, 05/01/2039	250	280
5.00%, 11/01/2046	200	214
5.00%, 05/01/2049	510	535
5.00%, 05/01/2053	500	517
5.25%, 05/01/2055	550	584
5.50%, 11/01/2049	380	415

The accompanying notes are an integral part of these financial statements.

418

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 5.24% – (continued)
New York Liberty Development Corp.
2.63%, 09/15/2069	$400	$380
2.80%, 09/15/2069	1,025	970
2.88%, 11/15/2046	240	185
3.00%, 11/15/2051	1,000	729
5.00%, 11/15/2044 (2)	2,800	2,803
5.15%, 11/15/2034 (2)	2,920	2,923
5.38%, 11/15/2040 (2)	7,910	7,916
New York State Dormitory Authority
3.00%, 02/01/2050	150	112
4.00%, 07/01/2038	230	204
4.00%, 03/15/2054	1,850	1,689
4.00%, 05/01/2054	2,735	2,441
5.00%, 12/01/2026 (2)	300	300
5.00%, 12/01/2026 (2)	1,500	1,500
5.00%, 12/01/2027 (2)	500	500
5.00%, 12/01/2028 (2)	600	600
5.00%, 12/01/2028 (2)	3,300	3,305
5.00%, 07/01/2029	2,240	2,244
5.00%, 12/01/2029 (2)	450	450
5.00%, 12/01/2030 (2)	1,000	1,000
5.00%, 12/01/2031 (2)	2,400	2,399
5.00%, 12/01/2036 (2)	100	97
5.13%, 11/15/2050	925	945
5.25%, 10/01/2049	1,955	2,037
5.25%, 03/15/2050	460	495
5.25%, 03/15/2052	250	265
5.50%, 11/01/2047	1,095	1,157
New York State Environmental Facilities Corp.
4.25%, 09/01/2050 (1)(2)	620	633
4.30%, 12/01/2044 (1)(2)	250	254
5.13%, 09/01/2050 (1)(2)	1,010	1,066
New York Transportation Development Corp.
0.00%, 12/31/2054	450	307
2.25%, 08/01/2026	2,425	2,424
3.00%, 08/01/2031	8,695	8,415
4.00%, 10/01/2030	775	792
4.00%, 01/01/2036	1,220	1,220
4.00%, 12/01/2042	1,360	1,282
4.00%, 07/01/2046	1,950	1,732
4.38%, 10/01/2045	7,560	7,304
5.00%, 08/01/2026	2,615	2,617
5.00%, 12/01/2026	400	403
5.00%, 12/01/2026	455	459
5.00%, 01/01/2027	4,000	4,044
5.00%, 01/01/2028	4,390	4,523
5.00%, 12/01/2028	925	963
5.00%, 12/01/2028	1,200	1,249
5.00%, 01/01/2029	1,545	1,589
5.00%, 01/01/2030	100	103
5.00%, 12/01/2030	85	91
5.00%, 12/01/2030	315	336
5.00%, 01/01/2031	4,015	4,117
5.00%, 08/01/2031	500	500
5.00%, 01/01/2032	965	988
5.00%, 12/01/2032	1,000	1,059
5.00%, 01/01/2033	500	511
5.00%, 01/01/2034	1,965	2,005

The accompanying notes are an integral part of these financial statements.

419

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 5.24% – (continued)
5.00%, 12/01/2034	$1,395	$1,501
5.00%, 10/01/2035	5,785	6,046
5.00%, 12/01/2035	1,250	1,338
5.00%, 01/01/2036	4,610	4,692
5.00%, 10/01/2040	4,960	5,106
5.00%, 07/01/2041	685	685
5.00%, 12/01/2041	250	261
5.00%, 12/01/2042	2,325	2,417
5.00%, 07/01/2046	1,955	1,955
5.13%, 06/30/2060	750	758
5.25%, 08/01/2031	1,050	1,098
5.25%, 01/01/2050	1,325	1,325
5.25%, 12/31/2054	2,380	2,463
5.38%, 08/01/2036	2,845	2,969
5.50%, 06/30/2054	10,145	10,367
5.50%, 12/31/2054	2,670	2,753
5.50%, 06/30/2060	3,000	3,062
5.50%, 12/31/2060	3,335	3,415
5.63%, 04/01/2040	1,415	1,512
6.00%, 04/01/2035	2,290	2,557
6.00%, 06/30/2054	4,350	4,559
6.00%, 06/30/2055	1,800	1,925
6.00%, 06/30/2059	15,590	16,558
Niagara Area Development Corp.
4.75%, 11/01/2042 (2)	4,645	4,266
Oneida Indian Nation of New York
6.00%, 09/01/2043 (2)	300	326
7.25%, 09/01/2034 (2)	720	725
Onondaga Civic Development Corp.
5.38%, 08/01/2054	500	485
Port Authority of New York & New Jersey
5.50%, 08/01/2052	1,000	1,061
Rockland County Economic Assistance Corp.
6.50%, 11/01/2055	750	842
7.50%, 11/01/2055	4,095	4,567
State of New York Mortgage Agency Homeowner Mortgage Revenue
3.25%, 10/01/2051	380	376
4.65%, 10/01/2050	1,675	1,675
Suffolk Regional Off-Track Betting Corp.
5.75%, 12/01/2044	750	774
6.00%, 12/01/2053	550	564
Tompkins County Development Corp.
5.00%, 07/01/2034	160	160
Triborough Bridge & Tunnel Authority
3.05%, 01/01/2032 (1)	4,585	4,585
5.00%, 11/15/2048	60	63
Westchester County Local Development Corp.
5.00%, 01/01/2037	525	550
5.00%, 01/01/2041	500	520
5.00%, 11/01/2046	600	569
5.25%, 12/01/2040 (2)	550	563
5.75%, 11/01/2048	1,150	1,248
5.75%, 11/01/2049	1,250	1,353
6.00%, 12/01/2045 (2)	355	373
6.38%, 12/01/2055 (2)	740	775
6.50%, 12/01/2065 (2)	1,680	1,761

The accompanying notes are an integral part of these financial statements.

420

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 5.24% – (continued)
Yonkers Economic Development Corp.
4.00%, 10/15/2029	$160	$159
5.00%, 10/15/2039	315	315

Total New York		338,268

North Carolina – 1.26%
City of Charlotte NC Airport Revenue
4.00%, 07/01/2038	1,525	1,529
4.00%, 07/01/2039	1,670	1,669
4.00%, 07/01/2040	2,030	2,007
4.00%, 07/01/2041	1,500	1,478
Cumberland County Industrial Facilities & Pollution Control Financing Authority
3.13%, 12/01/2027 (1)	7,000	6,994
North Carolina Housing Finance Agency
3.00%, 07/01/2051	95	94
3.00%, 07/01/2051	540	534
3.15%, 02/01/2030 (1)	5,250	5,256
5.00%, 07/01/2047	135	139
6.25%, 01/01/2055	140	151
6.25%, 01/01/2055	165	182
6.25%, 01/01/2056	870	971
6.25%, 07/01/2057	1,160	1,318
North Carolina Medical Care Commission
4.00%, 03/01/2031	575	587
4.00%, 03/01/2036	160	161
4.00%, 10/01/2040	110	106
4.00%, 03/01/2041	2,225	2,180
4.00%, 09/01/2041	75	75
4.00%, 03/01/2042	1,830	1,776
4.00%, 09/01/2047	1,065	982
4.00%, 09/01/2050	1,660	1,414
4.00%, 03/01/2051	4,610	4,014
4.00%, 09/01/2051	65	58
4.00%, 01/01/2052	1,460	1,254
4.70%, 07/01/2037	735	696
4.88%, 07/01/2040	915	856
5.00%, 10/01/2030	2,100	2,105
5.00%, 01/01/2031	625	629
5.00%, 10/01/2031	3,070	3,078
5.00%, 10/01/2035	325	326
5.00%, 10/01/2037	355	356
5.00%, 01/01/2038	2,945	3,019
5.00%, 01/01/2039	1,225	1,194
5.00%, 07/01/2039	1,110	1,126
5.00%, 10/01/2040	1,325	1,360
5.00%, 10/01/2043	2,000	2,009
5.00%, 07/01/2044	1,150	1,158
5.00%, 09/01/2044	1,260	1,326
5.00%, 06/01/2045	350	350
5.00%, 07/01/2045	435	412
5.00%, 10/01/2045	1,285	1,298
5.00%, 07/01/2047	80	74
5.00%, 01/01/2049	1,135	1,138
5.00%, 07/01/2049	2,400	2,351
5.00%, 10/01/2049	750	760
5.00%, 10/01/2050	950	902
5.25%, 10/01/2037	360	360

The accompanying notes are an integral part of these financial statements.

421

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
North Carolina – 1.26% – (continued)
5.25%, 12/01/2049	$2,600	$2,700
5.25%, 11/01/2050	850	873
5.25%, 12/01/2054	3,710	3,825
5.25%, 11/01/2056	2,000	2,035
5.38%, 10/01/2045	1,800	1,800
5.50%, 09/01/2044	1,405	1,491
5.50%, 09/01/2054	175	178
North Carolina State Education Assistance Authority
5.00%, 06/01/2043	270	278
5.00%, 06/01/2045	585	605
North Carolina Turnpike Authority
4.00%, 01/01/2055	3,730	3,379
5.00%, 01/01/2032	1,000	1,009
5.00%, 07/01/2051	1,055	1,055

Total North Carolina		81,040

North Dakota – 0.07%
City of Horace ND
4.50%, 05/01/2039	500	506
5.00%, 05/01/2050	1,500	1,457
County of Ward ND
5.00%, 06/01/2038	500	496
5.00%, 06/01/2043	50	48
5.00%, 06/01/2053	500	433
North Dakota Housing Finance Agency
6.00%, 07/01/2054	35	38
6.00%, 07/01/2055	970	1,069
6.25%, 01/01/2055	545	602

Total North Dakota		4,649

Ohio – 4.15%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033	425	447
4.00%, 11/15/2034	500	526
4.00%, 11/15/2036	2,000	2,103
4.00%, 11/15/2037	1,600	1,682
Blanchard Valley Port Authority
6.25%, 01/01/2046 (2)	2,160	2,211
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2034	890	946
5.00%, 06/01/2055	73,780	57,758
Butler County Port Authority
4.00%, 05/15/2033	110	111
4.00%, 05/15/2046	1,000	904
4.00%, 05/15/2051	250	212
City of Centerville OH
5.25%, 11/01/2037	600	605
5.25%, 11/01/2047	170	169
City of Norwood OH
5.00%, 12/01/2035	1,500	1,588
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055 (2)	1,135	899
4.50%, 12/01/2055 (2)	400	331
5.25%, 12/01/2038	500	511
5.50%, 12/01/2043	240	246
5.50%, 12/01/2053	10,700	10,796
5.88%, 01/01/2049 (2)	275	277

The accompanying notes are an integral part of these financial statements.

422

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 4.15% – (continued)
Columbus-Franklin County Finance Authority
3.19%, 06/01/2044 (1)	$2,500	$2,511
5.00%, 12/01/2051	1,000	1,004
6.05%, 01/01/2046 (2)	1,450	1,500
County of Butler OH
5.00%, 11/15/2045	575	575
County of Cuyahoga OH
5.00%, 02/15/2028	255	257
5.00%, 02/15/2042	6,170	6,171
5.00%, 02/15/2052	1,000	957
5.00%, 02/15/2057	205	194
5.25%, 02/15/2047	2,000	2,002
5.50%, 02/15/2052	13,145	13,161
5.50%, 02/15/2057	7,850	7,857
County of Franklin OH
4.00%, 07/01/2033	385	386
4.00%, 07/01/2033	665	667
4.00%, 07/01/2036	625	617
4.00%, 07/01/2045	1,000	900
5.00%, 11/15/2044	90	90
County of Hamilton OH
5.00%, 01/01/2037	230	231
5.00%, 01/01/2042	1,000	1,000
5.00%, 01/01/2046	2,235	2,235
5.00%, 01/01/2047	500	500
5.00%, 09/15/2050	4,555	4,483
5.00%, 01/01/2051	1,270	1,255
5.00%, 01/01/2052	570	559
5.50%, 01/01/2043	500	528
5.50%, 08/01/2051	585	602
5.50%, 01/01/2055	1,000	1,029
5.75%, 01/01/2053	400	416
County of Lucas OH
5.25%, 11/15/2048	9,655	9,708
County of Marion OH
5.00%, 12/01/2039	110	95
5.13%, 12/01/2049	700	550
County of Muskingum OH
5.00%, 02/15/2033	1,000	1,001
5.00%, 02/15/2044	1,390	1,390
5.00%, 02/15/2048	2,080	2,016
County of Warren OH
4.00%, 07/01/2045	460	430
5.00%, 07/01/2039	800	801
5.00%, 05/15/2044	205	212
5.00%, 07/01/2049	1,800	1,819
5.00%, 05/15/2052	180	180
5.00%, 07/01/2054	500	502
County of Washington OH
6.75%, 12/01/2052	1,575	1,651
Dayton-Montgomery County Port Authority
6.63%, 01/01/2045 (2)	2,375	2,553
Franklin County Convention Facilities Authority Hotel Project Revenue
5.00%, 12/01/2044	3,165	3,194
5.00%, 12/01/2051	2,645	2,620
Hamilton Community Authority
5.25%, 12/01/2051	1,700	1,704

The accompanying notes are an integral part of these financial statements.

423

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 4.15% – (continued)
Hickory Chase Community Authority
5.00%, 12/01/2040 (2)	$385	$397
Ohio Air Quality Development Authority
2.50%, 11/01/2042 (1)	500	484
2.60%, 06/01/2041 (1)	1,665	1,615
3.25%, 09/01/2029	2,970	2,960
3.65%, 12/01/2027	1,075	1,081
3.70%, 07/01/2028	3,760	3,793
3.75%, 01/01/2029	1,925	1,945
3.88%, 01/01/2036	680	683
4.13%, 01/01/2036	420	423
4.25%, 01/15/2038 (2)	2,000	2,010
4.25%, 11/01/2039 (1)	9,170	9,250
4.25%, 11/01/2040 (1)	5,685	5,745
4.35%, 06/30/2040	535	542
4.50%, 01/15/2048 (2)	6,230	6,039
5.00%, 07/01/2049 (2)	11,370	10,638
Ohio Higher Educational Facility Commission
3.20%, 01/01/2039 (1)	1,700	1,700
5.00%, 12/01/2042	485	492
5.00%, 12/01/2045	300	302
5.00%, 12/01/2050	725	703
5.25%, 01/01/2047	1,975	2,007
5.25%, 01/01/2052	875	879
Ohio Housing Finance Agency
5.70%, 08/01/2043 (2)	1,275	1,332
6.00%, 01/01/2045 (2)	1,930	1,997
6.10%, 01/01/2046 (2)	2,275	2,362
6.13%, 01/01/2046 (2)	3,250	3,340
6.25%, 01/01/2045 (2)	4,210	4,461
6.25%, 01/01/2046 (2)	1,590	1,641
6.25%, 03/01/2055	410	443
6.25%, 03/01/2056	1,030	1,129
6.30%, 01/01/2045	2,275	2,378
6.30%, 01/01/2045	2,580	2,697
6.38%, 01/01/2045 (2)	2,365	2,521
6.50%, 01/01/2045 (2)	3,990	4,226
6.50%, 03/01/2056	3,990	4,533
Port of Greater Cincinnati Development Authority
5.00%, 03/01/2041 (2)	1,145	1,148
6.50%, 01/01/2045 (2)	4,500	4,778
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000	990
State of Ohio
4.00%, 01/15/2038	70	70
4.00%, 01/15/2039	135	134
4.00%, 01/15/2046	1,135	1,048
5.00%, 12/01/2048 (2)	800	719
5.00%, 01/15/2050	1,170	1,178
Summit County Development Finance Authority
5.63%, 12/01/2048	1,630	1,733
5.75%, 12/01/2053	2,570	2,732
6.00%, 12/01/2058	2,080	2,234

Total Ohio		267,947

The accompanying notes are an integral part of these financial statements.

424

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Oklahoma – 0.63%
Norman Regional Hospital Authority
3.25%, 09/01/2039	$350	$235
4.00%, 09/01/2037	495	332
4.00%, 09/01/2045	3,060	2,055
5.00%, 09/01/2027	280	253
5.00%, 09/01/2037	780	602
5.00%, 09/01/2045	820	633
Oklahoma County Finance Authority
2.00%, 12/01/2047	510	27
5.88%, 12/01/2047	2,478	1,341
6.25%, 06/15/2054 (2)	2,120	2,102
6.50%, 06/15/2064 (2)	155	156
Oklahoma Development Finance Authority
5.25%, 08/15/2048	5,500	5,529
5.50%, 08/15/2052	860	865
5.50%, 08/15/2057	2,555	2,566
7.25%, 09/01/2051 (2)	500	509
Oklahoma Housing Finance Agency
6.00%, 09/01/2054	295	323
6.00%, 09/01/2057	390	437
6.25%, 09/01/2055	330	365
6.25%, 09/01/2056	1,385	1,546
6.25%, 03/01/2057	1,650	1,864
6.50%, 03/01/2057	995	1,131
Oklahoma Turnpike Authority
4.50%, 01/01/2053	1,500	1,507
5.50%, 01/01/2053	1,500	1,601
5.50%, 01/01/2054	315	345
Tulsa County Industrial Authority
5.00%, 11/15/2029	400	406
5.25%, 11/15/2037	1,085	1,098
5.25%, 11/15/2045	1,595	1,604
Tulsa Municipal Airport Trust Trustees
6.25%, 12/01/2035	5,975	6,767
6.25%, 12/01/2040	3,190	3,539
Tulsa Municipal Airport Trust Trustees/OK
5.50%, 12/01/2035	745	745

Total Oklahoma		40,483

Oregon – 0.43%
Albany Hospital Facility Authority
3.95%, 11/15/2031	215	215
Clackamas County Hospital Facility Authority
5.00%, 11/15/2032	365	371
5.00%, 11/15/2037	35	35
5.00%, 05/15/2043	635	637
5.00%, 11/15/2047	155	155
5.00%, 05/15/2048	690	676
5.00%, 11/15/2052	1,095	1,057
5.13%, 11/15/2040	125	126
Hospital Facilities Authority of Multnomah County Oregon
4.00%, 12/01/2036	950	924
4.00%, 12/01/2041	1,170	1,086
4.00%, 12/01/2051	1,375	1,104
4.00%, 12/01/2056	990	769

The accompanying notes are an integral part of these financial statements.

425

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Oregon – 0.43% – (continued)
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	$200	$200
5.00%, 09/01/2032	270	271
5.00%, 09/01/2046	1,000	1,001
Oregon State Facilities Authority
5.00%, 10/01/2035	15	15
5.00%, 06/01/2052	325	330
5.50%, 06/15/2045 (2)	375	385
5.63%, 06/15/2055 (2)	810	816
6.00%, 06/15/2065 (2)	590	604
Polk County Hospital Facility Authority
5.50%, 07/01/2050	25	25
Port of Portland OR Airport Revenue
4.00%, 07/01/2040	5,800	5,736
Salem Hospital Facility Authority
4.00%, 05/15/2040	1,975	1,902
4.00%, 05/15/2047	1,110	978
4.00%, 05/15/2057	4,140	3,371
5.00%, 05/15/2048	750	750
5.00%, 05/15/2053	2,000	1,965
State of Oregon
3.50%, 12/01/2050	235	235
State of Oregon Housing & Community Services Department
6.50%, 07/01/2054	1,785	1,967

Total Oregon		27,706

Other Territory – 0.71%
Freddie Mac Multifamily ML Certificates
0.00%, 06/25/2035 (1)(2)	4,790	294
0.00%, 11/25/2038 (1)	2,449	2,322
0.00%, 12/25/2038 (1)	3,445	3,175
0.00%, 01/25/2040 (1)	1,502	1,468
0.00%, 08/25/2040 (1)	456	471
0.00%, 10/25/2040 (1)	983	1,024
0.00%, 05/25/2041 (1)	1,863	1,867
0.00%, 04/25/2042 (1)	614	644
0.00%, 04/25/2043 (1)	341	305
2.34%, 07/25/2041 (2)	303	247
2.75%, 11/25/2035 (2)	237	219
3.13%, 09/25/2036 (2)	164	152
4.53%, 11/25/2042 (8)	6,541	6,481
4.60%, 06/25/2042 (8)	3,736	3,781
4.61%, 08/25/2041 (1)	708	735
4.76%, 08/25/2041 (8)	841	883
FRETE 2025-ML30 Trust
4.67%, 07/25/2042 (8)	9,945	10,457
FRETE 2025-ML32
4.84%, 03/25/2042 (8)	3,798	3,971
FRETE 2026-ML33 Trust
4.64%, 10/25/2040 (8)	3,164	3,298
FRETE 2026-ML34 Trust
4.77%, 12/25/2042 (8)	2,150	2,255
FRETE 2026-ML35 Trust
5.06%, 01/25/2043 (8)	1,673	1,815

Total Other Territory		45,864

The accompanying notes are an integral part of these financial statements.

426

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.54%
Adams County General Authority
5.00%, 06/01/2054	$415	$413
5.00%, 06/01/2059	440	435
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027 (2)	200	203
5.00%, 05/01/2028	20	21
5.00%, 05/01/2030	25	27
5.00%, 05/01/2032 (2)	2,260	2,276
5.00%, 05/01/2036	850	908
5.00%, 05/01/2042 (2)	2,675	2,689
5.00%, 05/01/2042	3,875	4,065
5.00%, 05/01/2042 (2)	4,955	4,969
5.00%, 05/01/2042 (2)	5,710	5,966
5.25%, 05/01/2042 (2)	535	557
5.38%, 05/01/2042 (2)	5,845	5,928
6.00%, 05/01/2042 (2)	295	309
6.00%, 05/01/2042 (2)	2,165	2,402
Berks County Industrial Development Authority
5.00%, 05/15/2037	350	352
5.00%, 05/15/2037	355	357
5.00%, 05/15/2047	475	475
Berks County Municipal Authority
0.00%, 06/30/2044	2,595	1,470
0.00%, 06/30/2044	18,112	13,642
5.00%, 06/30/2039	8,578	8,191
6.00%, 06/30/2034	4,356	4,618
7.00%, 06/30/2039	7,026	5,940
8.00%, 06/30/2034	3,129	3,189
Bucks County Industrial Development Authority
4.00%, 08/15/2050	250	214
4.00%, 07/01/2051	250	218
5.00%, 07/01/2028	500	516
5.00%, 07/01/2029	500	522
5.00%, 07/01/2030	675	713
Butler County Hospital Authority
5.00%, 07/01/2035	570	570
5.00%, 07/01/2039	320	320
Chester County Health & Education Facilities Authority
5.00%, 06/01/2036	375	407
5.13%, 06/01/2046	1,045	1,088
5.25%, 06/01/2055	1,015	1,042
Chester County Industrial Development Authority
4.50%, 10/01/2049 (2)	500	445
4.50%, 10/01/2064 (2)	2,285	1,904
5.00%, 03/01/2027	555	556
5.00%, 03/01/2038 (2)	421	424
5.13%, 10/15/2037	1,855	1,791
5.13%, 03/01/2048 (2)	669	671
5.88%, 10/15/2047 (2)	3,385	3,360
Cumberland County Municipal Authority
3.38%, 01/01/2029	85	84
4.50%, 01/01/2036 (2)	270	270
4.50%, 01/01/2040 (2)	3,825	3,735
4.50%, 01/01/2041 (2)	285	275
5.00%, 01/01/2031	500	500
5.00%, 01/01/2034	165	168
5.00%, 01/01/2039	660	665
5.00%, 01/01/2045	425	425

The accompanying notes are an integral part of these financial statements.

427

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.54% – (continued)
Doylestown Hospital Authority
4.00%, 07/01/2045	$675	$644
5.00%, 07/01/2046	340	340
5.00%, 07/01/2049	160	169
5.00%, 07/01/2049	2,170	2,213
5.38%, 07/01/2039 (2)	145	159
DuBois Hospital Authority
4.00%, 07/15/2043	545	471
4.00%, 07/15/2048	585	487
5.00%, 07/15/2035	205	207
Franklin County Industrial Development Authority
5.00%, 12/01/2038	165	166
5.00%, 12/01/2043	480	477
5.00%, 12/01/2048	495	458
5.00%, 12/01/2049	170	156
5.00%, 12/01/2053	1,150	1,034
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2028	340	344
5.00%, 07/01/2030	850	860
5.00%, 07/01/2031	1,915	1,934
5.00%, 07/01/2033	560	565
5.00%, 07/01/2034	2,000	2,014
Lancaster County Hospital Authority
4.50%, 12/01/2029	250	247
5.00%, 07/01/2030	220	221
5.00%, 07/01/2031	560	562
5.00%, 07/01/2032	560	562
5.00%, 12/01/2032	250	250
5.00%, 07/01/2035	395	395
5.00%, 12/01/2037	820	794
5.00%, 03/01/2040	495	494
5.00%, 03/01/2045	355	338
5.00%, 07/01/2045	2,245	2,245
5.00%, 12/01/2047	2,170	1,885
5.00%, 03/01/2050	375	339
5.13%, 07/01/2037	1,000	1,002
5.25%, 07/01/2035	15	15
5.50%, 07/01/2045	270	270
Lancaster Industrial Development Authority
4.00%, 07/01/2051	290	245
Latrobe Industrial Development Authority
4.00%, 03/01/2037	450	421
4.00%, 03/01/2039	320	291
4.00%, 03/01/2040	500	448
4.00%, 03/01/2046	750	627
4.00%, 03/01/2051	800	632
5.50%, 03/01/2056	435	431
Monroe County Hospital Authority
5.10%, 06/15/2039 (2)	2,005	2,008
8.00%, 06/15/2039 (2)	1,485	1,501
Montgomery County Higher Education & Health Authority
4.00%, 12/01/2048	350	302
5.00%, 12/01/2037	1,245	1,260
5.00%, 12/01/2047	450	450
Montgomery County Industrial Development Authority
4.10%, 04/01/2053 (1)	1,230	1,261
5.00%, 11/15/2036	195	196
5.00%, 12/01/2046	780	780

The accompanying notes are an integral part of these financial statements.

428

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.54% – (continued)
5.00%, 11/15/2055	$1,500	$1,513
5.25%, 01/01/2040	1,750	1,751
5.38%, 01/01/2050	1,930	1,930
Northampton County Industrial Development Authority
5.00%, 11/01/2044	380	379
5.00%, 11/01/2049	200	188
Pennsylvania Economic Development Financing Authority
3.00%, 10/15/2046	200	156
3.25%, 08/01/2039 (2)	1,030	828
4.00%, 07/01/2033	540	546
4.00%, 07/01/2046	630	575
5.00%, 12/31/2026	500	501
5.00%, 12/31/2034	2,650	2,652
5.00%, 12/31/2038	4,750	4,752
5.00%, 06/30/2042	2,120	2,120
5.25%, 07/01/2046	1,055	1,089
5.25%, 07/01/2049	2,065	2,106
5.25%, 06/30/2053	4,000	4,072
5.45%, 01/01/2051 (1)(2)	4,130	4,507
5.50%, 06/30/2040	270	292
5.50%, 06/30/2041	2,160	2,323
5.50%, 06/30/2043	160	171
5.50%, 11/01/2044	845	846
5.75%, 06/30/2048	8,345	8,816
6.00%, 06/30/2061	7,165	7,629
6.88%, 09/01/2047 (2)	1,230	1,362
Pennsylvania Higher Education Assistance Agency
2.45%, 06/01/2041	190	173
2.63%, 06/01/2042	1,295	1,145
4.00%, 06/01/2044	250	246
4.13%, 06/01/2045	307	300
4.25%, 06/01/2047	565	566
4.75%, 06/01/2046	900	887
5.00%, 06/01/2031	250	266
5.00%, 06/01/2031	1,075	1,144
5.00%, 06/01/2033	1,000	1,075
5.00%, 06/01/2033	1,975	2,124
5.00%, 06/01/2034	1,000	1,077
5.25%, 06/01/2053	800	794
5.50%, 06/01/2052	910	918
Pennsylvania Higher Educational Facilities Authority
3.30% (3 Month Term SOFR + 0.65%), 07/01/2039 (3)	570	544
Pennsylvania Housing Finance Agency
3.50%, 04/01/2049	50	50
4.70%, 10/01/2051	5,000	5,015
5.00%, 10/01/2052	600	622
5.75%, 10/01/2053	2,600	2,751
6.00%, 10/01/2054	320	345
6.00%, 10/01/2054	540	581
6.25%, 10/01/2054	1,040	1,126
Pennsylvania Turnpike Commission
4.00%, 12/01/2045	2,000	1,936
4.00%, 12/01/2046	2,000	1,916
5.25%, 12/01/2052	2,385	2,509
5.25%, 12/01/2054	480	509
Philadelphia Authority for Industrial Development
4.00%, 06/01/2031	445	440

The accompanying notes are an integral part of these financial statements.

429

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.54% – (continued)
4.00%, 06/01/2041	$750	$671
4.00%, 06/01/2051	800	638
4.00%, 06/01/2056	850	654
5.00%, 08/01/2030	100	102
5.00%, 08/01/2030	255	262
5.00%, 07/01/2031	205	206
5.00%, 07/01/2032	600	603
5.00%, 07/01/2037	390	391
5.00%, 06/15/2039 (2)	305	311
5.00%, 06/15/2039	500	499
5.00%, 06/15/2040 (2)	900	902
5.00%, 08/01/2040	620	629
5.00%, 07/01/2042	345	345
5.00%, 06/15/2043 (2)	215	217
5.00%, 11/01/2047	1,265	1,266
5.00%, 06/15/2050	1,375	1,275
5.00%, 06/15/2050 (2)	1,700	1,615
5.00%, 08/01/2050	340	325
5.00%, 08/01/2050	1,050	1,039
5.25%, 11/01/2052	3,030	3,123
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	2,600	2,615
5.00%, 01/01/2038	4,125	4,147
West Cornwall Township Municipal Authority
4.00%, 11/15/2030	190	193
4.00%, 11/15/2041	915	886
4.00%, 11/15/2046	1,150	1,046
5.00%, 12/15/2038	375	378
Westmoreland County Industrial Development Authority
4.00%, 07/01/2037	435	419
4.00%, 05/15/2041	315	278

Total Pennsylvania		228,653

Puerto Rico – 7.43%
Commonwealth of Puerto Rico
0.00%, 07/01/2033	4,980	3,649
0.00%, 11/01/2043 (1)	61,789	44,410
0.00%, 11/01/2051 (1)	11,847	5,213
0.00%, 11/01/2051 (1)	24,187	15,812
0.00%, 11/01/2051 (1)	62,730	45,949
4.00%, 07/01/2033	8,678	8,790
4.00%, 07/01/2035	5,326	5,373
4.00%, 07/01/2037	6,635	6,657
4.00%, 07/01/2041	16,904	16,457
4.00%, 07/01/2046	5,934	5,436
5.63%, 07/01/2027	426	434
5.63%, 07/01/2029	3,678	3,894
5.75%, 07/01/2031	8,322	9,081
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042 (2)	3,820	3,716
4.00%, 07/01/2042 (2)	11,335	11,025
4.00%, 07/01/2042 (2)	18,435	17,932
4.00%, 07/01/2047 (2)	1,500	1,398
4.00%, 07/01/2047 (2)	4,680	4,362
5.00%, 07/01/2027 (2)	1,070	1,084
5.00%, 07/01/2029 (2)	1,660	1,720
5.00%, 07/01/2029 (2)	3,395	3,517

The accompanying notes are an integral part of these financial statements.

430

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Puerto Rico – 7.43% – (continued)
5.00%, 07/01/2030 (2)	$16,360	$17,107
5.00%, 07/01/2033 (2)	475	503
5.00%, 07/01/2033 (2)	5,620	5,913
5.00%, 07/01/2035 (2)	12,130	12,614
5.00%, 07/01/2037 (2)	1,145	1,196
5.00%, 07/01/2037 (2)	3,580	3,766
5.00%, 07/01/2037 (2)	6,215	6,490
5.00%, 07/01/2047 (2)	9,465	9,553
Puerto Rico Electric Power Authority
0.00%, 07/01/2020 (4)(5)(8)	405	310
0.00%, 07/01/2030 (2)	1,500	1,065
0.00%, 07/01/2030 (2)	3,640	2,584
0.00% (3 Month SOFR USD + 0.70%), 07/01/2031 (3)(4)(5)(9)	655	501
3.63%, 07/01/2021 (4)(5)	5	4
3.70%, 07/01/2017 (4)(5)	30	23
4.25%, 07/01/2018 (4)(5)	25	19
4.50%, 07/01/2023 (4)(5)	70	54
4.63%, 07/01/2025 (4)(5)	65	50
4.63%, 07/01/2025 (4)(5)	80	61
4.63%, 07/01/2030 (4)(5)	15	11
4.75%, 07/01/2033	265	265
4.80%, 07/01/2028 (4)(5)	225	172
4.80%, 07/01/2029 (4)(5)	10	8
5.00%, 07/01/2017 (4)(5)	55	42
5.00%, 07/01/2018 (4)(5)	6,905	5,282
5.00%, 07/01/2019 (4)(5)	250	191
5.00%, 07/01/2020 (4)(5)	50	38
5.00%, 07/01/2020 (4)(5)	70	54
5.00%, 07/01/2020 (4)(5)	115	88
5.00%, 07/01/2021 (4)(5)	40	31
5.00%, 07/01/2021 (4)(5)	140	107
5.00%, 07/01/2021 (4)(5)	1,955	1,496
5.00%, 07/01/2021 (4)(5)	2,585	1,978
5.00%, 07/01/2022 (4)(5)	5	4
5.00%, 07/01/2022 (4)(5)	220	168
5.00%, 07/01/2023 (4)(5)	1,790	1,369
5.00%, 07/01/2024 (4)(5)	570	436
5.00%, 07/01/2025 (4)(5)	75	57
5.00%, 07/01/2026 (4)(5)	125	96
5.00%, 07/01/2026	1,000	1,000
5.00%, 07/01/2027 (4)(5)	25	19
5.00%, 07/01/2027 (4)(5)	450	344
5.00%, 07/01/2028 (4)(5)	45	34
5.00%, 07/01/2028 (4)(5)	170	130
5.00%, 07/01/2029 (4)(5)	755	578
5.00%, 07/01/2032 (4)(5)	180	138
5.00%, 07/01/2032 (4)(5)	1,070	819
5.00%, 07/01/2037 (4)(5)	3,675	2,811
5.00%, 07/01/2042 (4)(5)	6,150	4,705
5.00%, 07/01/2042 (4)(5)	7,435	5,688
5.05%, 07/01/2042 (4)(5)	225	172
5.25%, 07/01/2019 (4)(5)	395	302
5.25%, 07/01/2021 (4)(5)	240	184
5.25%, 07/01/2023 (4)(5)	110	84
5.25%, 07/01/2023 (4)(5)	3,530	2,700
5.25%, 07/01/2024 (4)(5)	125	96
5.25%, 07/01/2024 (4)(5)	465	356

The accompanying notes are an integral part of these financial statements.

431

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Puerto Rico – 7.43% – (continued)
5.25% (3 Month Term SOFR + 0.68%), 07/01/2025 (3)(4)(5)	$105	$80
5.25%, 07/01/2025 (4)(5)	315	241
5.25%, 07/01/2026 (4)(5)	10	8
5.25%, 07/01/2026 (4)(5)	155	119
5.25%, 07/01/2026 (4)(5)	540	413
5.25%, 07/01/2026 (4)(5)	2,825	2,161
5.25%, 07/01/2027 (4)(5)	215	164
5.25%, 07/01/2027 (4)(5)	415	317
5.25%, 07/01/2027 (4)(5)	485	371
5.25%, 07/01/2028 (4)(5)	100	77
5.25%, 07/01/2028 (4)(5)	295	226
5.25%, 07/01/2029 (4)(5)	340	260
5.25%, 07/01/2033 (4)(5)	135	103
5.25%, 07/01/2035 (4)(5)	300	230
5.25%, 07/01/2040 (4)(5)	5,230	4,001
5.50%, 07/01/2018 (4)(5)	40	31
5.50%, 07/01/2020 (4)(5)	10	8
5.50%, 07/01/2020 (4)(5)	40	31
5.50%, 07/01/2038 (4)(5)	6,890	5,271
5.75%, 07/01/2036 (4)(5)	150	115
5.75%, 07/01/2036 (4)(5)	1,400	1,071
6.05%, 07/01/2032 (4)(5)	2,525	1,932
6.75%, 07/01/2036 (4)(5)	2,265	1,738
7.00%, 07/01/2040 (4)(5)	110	84
7.25%, 07/01/2030 (4)(5)	485	373
7.25%, 07/01/2030 (4)(5)	5,300	4,074
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.13%, 10/01/2027	25	25
4.50%, 10/01/2029	50	50
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2031	7,145	6,108
0.00%, 07/01/2033	5,431	4,310
0.00%, 07/01/2046	83,988	31,240
0.00%, 07/01/2051	12,703	3,451
4.33%, 07/01/2040	5,679	5,680
4.33%, 07/01/2040	18,659	18,662
4.54%, 07/01/2053	205	195
4.55%, 07/01/2040	1,442	1,447
4.75%, 07/01/2053	35,908	35,448
4.78%, 07/01/2058	16,469	16,109
5.00%, 07/01/2058	22,908	22,871
University of Puerto Rico
5.00%, 06/01/2030	5	5
5.00%, 06/01/2030	75	74
5.00%, 06/01/2036	120	116

Total Puerto Rico		479,065

Rhode Island – 0.27%
Central Falls Detention Facility Corp.
7.25%, 07/15/2035 (4)(5)	855	333
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2036	340	340
5.00%, 07/01/2055	2,500	2,530
5.25%, 05/15/2049	850	892
5.25%, 05/15/2054	970	1,008
8.50%, 10/01/2056	2,585	2,897
12.50%, 10/01/2031	295	295

The accompanying notes are an integral part of these financial statements.

432

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Rhode Island – 0.27% – (continued)
Rhode Island Housing & Mortgage Finance Corp.
6.25%, 10/01/2053	$435	$469
Rhode Island Student Loan Authority
3.50%, 12/01/2034	205	205
3.63%, 12/01/2037	2,885	2,822
4.13%, 12/01/2041	930	925
4.13%, 12/01/2043	220	217
4.13%, 12/01/2043	385	380
4.50%, 12/01/2045	750	762
5.00%, 12/01/2026	750	756
5.00%, 12/01/2028	300	313
5.00%, 12/01/2029	1,875	1,979
5.00%, 12/01/2034	115	125
5.00%, 12/01/2035	95	104
5.00%, 12/01/2044	240	245

Total Rhode Island		17,597

South Carolina – 1.01%
Connector 2000 Association, Inc.
0.00%, 01/01/2032	740	463
0.00%, 01/01/2032	6,335	4,590
0.00%, 01/01/2042	12,395	4,424
0.00%, 07/22/2051	123	6
0.00%, 07/22/2051	1,750	201
0.00%, 07/22/2051	30,296	4,962
Medical University Hospital Authority
5.25%, 11/15/2054	520	539
5.50%, 11/15/2050	245	260
Repower South Berkley LLC
0.00%, 02/01/2045 (6)(7)	630	—
South Carolina Jobs-Economic Development Authority
4.00%, 11/15/2032	305	305
4.00%, 06/01/2046 (2)	200	153
5.00%, 05/01/2037	500	487
5.00%, 10/01/2041 (2)	145	143
5.00%, 05/01/2042	500	471
5.00%, 11/15/2042	1,585	1,605
5.00%, 05/01/2043	8,280	8,446
5.00%, 04/01/2047	2,335	2,301
5.00%, 11/15/2047	1,515	1,523
5.00%, 04/01/2052	1,750	1,662
5.00%, 11/15/2054	1,780	1,698
5.25%, 04/01/2051	1,600	1,647
5.38%, 04/01/2056	2,000	2,068
5.50%, 06/15/2033	3,550	3,513
5.50%, 12/01/2045	1,000	1,037
5.63%, 10/01/2050	650	661
5.63%, 10/01/2060	2,050	2,070
5.75%, 11/15/2029	100	100
5.75%, 12/01/2060	1,570	1,590
5.80%, 12/01/2050	2,015	2,073
7.13%, 06/15/2053 (2)	135	138
7.25%, 08/15/2065 (2)	1,800	1,884
7.50%, 11/15/2053	1,275	1,388
7.75%, 11/15/2058	400	438

The accompanying notes are an integral part of these financial statements.

433

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
South Carolina – 1.01% – (continued)
South Carolina Public Service Authority
4.00%, 12/01/2050	$1,599	$1,469
4.00%, 12/01/2055	1,000	909
5.00%, 12/01/2037	335	335
5.00%, 12/01/2041	500	503
5.00%, 12/01/2050	220	220
5.00%, 12/01/2056	1,070	1,070
South Carolina State Housing Finance & Development Authority
4.65%, 07/01/2051	1,500	1,486
5.00%, 01/01/2052	780	811
6.00%, 01/01/2054	180	196
6.00%, 07/01/2056	1,730	1,921
6.25%, 07/01/2054	1,825	2,009
Spartanburg Regional Health Services District
5.00%, 04/15/2032	1,340	1,471

Total South Carolina		65,246

South Dakota – 0.30%
City of Sioux Falls SD
5.00%, 11/01/2028	100	100
5.00%, 11/01/2030	105	105
5.00%, 11/01/2032	95	95
5.00%, 11/01/2042	1,885	1,840
County of Lincoln SD
4.00%, 08/01/2051	2,060	1,690
5.00%, 08/01/2041	1,000	1,023
5.25%, 08/01/2039	2,000	2,102
5.25%, 08/01/2040	1,000	1,048
South Dakota Health & Educational Facilities Authority
5.00%, 11/01/2045	850	851
South Dakota Housing Development Authority
4.00%, 11/01/2047	55	55
4.85%, 05/01/2051	3,700	3,721
6.25%, 05/01/2055	2,170	2,349
6.25%, 11/01/2055	235	261
6.50%, 11/01/2055	3,560	4,015

Total South Dakota		19,255

Tennessee – 0.84%
Chattanooga Health Educational & Housing Facility Board
5.00%, 10/01/2030	500	500
5.00%, 10/01/2032	1,215	1,215
5.00%, 10/01/2035	2,445	2,446
City of Memphis TN Memphis Light Gas & Water Division Electric System Revenue
5.00%, 12/01/2042	350	384
Clarksville Public Building Authority
2.68%, 01/01/2033 (1)	2,400	2,400
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2035	1,275	1,309
Industrial Development Board Of The City Of Kingsport Tennessee
5.25%, 12/01/2054 (1)(2)	3,325	3,058
Knox County Health Educational & Housing Facility Board
4.50%, 07/01/2046	1,100	1,106
5.00%, 07/01/2049	750	773
5.25%, 07/01/2064	1,575	1,631
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	140	135
5.50%, 07/01/2037	1,600	1,217

The accompanying notes are an integral part of these financial statements.

434

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Tennessee – 0.84% – (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
3.20%, 12/01/2059 (1)	$3,000	$3,015
5.00%, 07/01/2034	695	778
5.25%, 05/01/2053	2,500	2,581
Metropolitan Government Nashville & Davidson County Industrial Development Board
0.00%, 06/01/2043 (2)	220	103
3.15%, 07/01/2044 (1)	2,785	2,795
4.00%, 06/01/2051 (2)	4,260	3,767
Metropolitan Nashville Airport Authority
5.50%, 07/01/2052	2,050	2,145
5.50%, 07/01/2056	6,500	6,923
Montgomery County Public Building Authority
2.65%, 07/01/2034 (1)	4,130	4,130
2.65%, 07/01/2038 (1)	2,300	2,300
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028 (2)	140	142
5.13%, 06/01/2036 (2)	3,790	3,846
Shelby County Health & Educational Facilities Board
5.25%, 06/01/2056 (2)	1,000	992
Shelby County Health Educational & Housing Facilities Board
5.00%, 12/01/2034	35	35
5.25%, 12/01/2044	530	529
5.25%, 12/01/2049	230	213
5.50%, 09/01/2047 (2)	460	408
Tennessee Energy Acquisition Corp.
5.00%, 12/01/2035	1,580	1,671
5.00%, 05/01/2052 (1)	1,000	1,057
5.25%, 09/01/2026	450	451

Total Tennessee		54,055

Texas – 5.73%
Arlington Higher Education Finance Corp.
4.00%, 08/15/2036	250	233
4.00%, 08/15/2041	1,520	1,335
4.00%, 08/15/2046	350	287
4.00%, 02/15/2054	350	308
4.13%, 06/15/2054	120	109
4.38%, 02/15/2051	1,000	763
4.50%, 06/15/2044 (2)	500	478
4.75%, 08/15/2044	495	483
4.75%, 08/15/2061 (1)	560	562
4.88%, 06/15/2054 (2)	1,100	1,020
4.88%, 06/15/2059 (2)	1,000	914
5.00%, 12/01/2036	1,405	1,410
5.00%, 08/15/2041	300	244
5.00%, 06/15/2064 (2)	2,690	2,482
5.75%, 06/15/2055 (2)	6,900	7,033
5.75%, 08/15/2062 (4)(5)	1,600	560
5.88%, 06/15/2065 (2)	5,500	5,603
Austin Convention Enterprises, Inc.
5.00%, 01/01/2027	400	401
5.00%, 01/01/2028	575	577
5.00%, 01/01/2028	1,630	1,637
5.00%, 01/01/2029	555	557
5.00%, 01/01/2029	1,045	1,049
5.00%, 01/01/2030	140	141
5.00%, 01/01/2030	720	722
5.00%, 01/01/2031	200	201

The accompanying notes are an integral part of these financial statements.

435

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 5.73% – (continued)
5.00%, 01/01/2032	$155	$155
5.00%, 01/01/2032	1,925	1,931
5.00%, 01/01/2033	210	211
5.00%, 01/01/2034	240	241
5.00%, 01/01/2034	1,465	1,467
Baytown Municipal Development District
4.00%, 10/01/2050	1,770	1,205
Bexar County Health Facilities Development Corp.
4.00%, 07/15/2045	145	124
Blue Meadow Municipal Utility District No 3 of Collin County
4.88%, 09/01/2045	1,295	1,303
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2028	95	95
5.00%, 12/01/2030	115	115
5.00%, 12/01/2040	200	200
5.00%, 12/01/2045	740	710
5.25%, 12/01/2035	665	665
Brazoria County Industrial Development Corp.
0.00%, 06/01/2042 (1)(2)	350	9
12.00%, 06/01/2043 (2)	500	13
Brazos Higher Education Authority, Inc.
3.00%, 04/01/2040	500	414
4.00%, 04/01/2045	250	236
4.50%, 04/01/2046	3,010	3,034
Brooks Development Authority
5.50%, 08/15/2052 (2)	3,250	3,258
5.88%, 08/15/2052 (2)	6,905	6,912
Capital Area Housing Finance Corp.
3.20%, 01/01/2041 (1)	100	100
Central Texas Turnpike System
0.00%, 08/15/2028	150	140
5.00%, 08/15/2039	1,225	1,339
5.00%, 08/15/2042	1,500	1,623
City of Anna TX
4.00%, 09/15/2036 (2)	250	246
5.50%, 09/15/2055	1,250	1,273
City of Aubrey TX
5.38%, 12/31/2045 (2)	500	509
City of Austin TX
5.00%, 11/01/2044 (2)	560	568
City of Austin TX Airport System Revenue
5.00%, 11/15/2028	135	141
5.00%, 11/15/2029	255	271
5.00%, 11/15/2041	35	35
5.00%, 11/15/2043	80	84
5.25%, 11/15/2047	2,160	2,261
City of Buda TX
5.88%, 09/01/2045 (2)	193	198
6.00%, 09/01/2055 (2)	100	101
6.63%, 09/01/2045 (2)	342	351
6.75%, 09/01/2055 (2)	293	295
City of Celina TX
5.50%, 09/01/2054 (2)	650	661
City of Dayton TX
5.50%, 09/01/2055 (2)	2,825	2,860
City of Eagle Pass TX
7.63%, 09/01/2060 (2)	1,000	996

The accompanying notes are an integral part of these financial statements.

436

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 5.73% – (continued)
City of Friendswood TX
7.00%, 09/15/2054	$2,665	$2,710
City of Houston TX Airport System Revenue
4.00%, 07/01/2041	3,770	3,561
4.00%, 07/15/2041	13,105	12,379
5.00%, 07/01/2027	1,725	1,751
5.00%, 07/15/2027	600	609
5.00%, 07/15/2027	5,075	5,153
5.00%, 07/15/2028	3,170	3,256
5.00%, 07/01/2029	750	751
5.25%, 07/15/2031	3,035	3,222
5.25%, 07/15/2033	2,790	2,997
5.25%, 07/15/2034	3,000	3,208
5.25%, 07/15/2034	3,070	3,308
5.50%, 07/15/2035	420	454
5.50%, 07/15/2035	4,665	5,092
5.50%, 07/15/2035	5,315	5,744
5.50%, 07/15/2036	2,690	2,919
5.50%, 07/15/2036	3,075	3,336
5.50%, 07/15/2037	3,725	4,030
5.50%, 07/15/2038	8,700	9,336
5.50%, 07/15/2039	9,925	10,603
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.50%, 09/01/2058	500	537
5.50%, 09/01/2058	2,750	2,950
City of Justin TX
4.00%, 09/01/2051 (2)	350	295
City of Lavon TX
4.25%, 09/15/2035	500	503
4.38%, 09/15/2031 (2)	224	225
5.13%, 09/15/2044 (2)	600	621
5.38%, 09/15/2045	2,400	2,460
5.50%, 09/15/2054 (2)	729	739
5.75%, 09/15/2045 (2)	775	816
5.75%, 09/15/2055	1,650	1,673
6.00%, 09/15/2054 (2)	1,463	1,520
City of Lowry Crossing TX
5.75%, 09/15/2045 (2)	500	523
6.00%, 09/15/2055 (2)	1,300	1,342
City of Pflugerville TX
5.13%, 09/01/2045 (2)	1,200	1,222
5.38%, 09/01/2055 (2)	850	856
City of Pilot Point TX
6.00%, 09/15/2046	500	510
City of Plano TX
4.38%, 09/15/2051 (2)	345	290
City of Princeton TX
5.25%, 09/01/2054 (2)	1,000	1,004
City of Royse City TX
5.38%, 09/15/2035 (2)	700	697
5.75%, 09/15/2045	800	811
City of San Antonio TX Electric & Gas Systems Revenue
2.90%, 02/01/2055 (1)	595	591
5.00%, 02/01/2048	195	198
City of San Marcos TX
4.50%, 09/01/2051 (2)	259	232

The accompanying notes are an integral part of these financial statements.

437

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 5.73% – (continued)
City of Seagoville TX
6.00%, 09/15/2044 (2)	$1,000	$1,030
6.25%, 09/15/2054 (2)	1,500	1,513
Clear Sky Municipal Utility District No 1 of Cooke County
4.63%, 09/01/2041	1,095	1,079
Clifton Higher Education Finance Corp.
4.00%, 08/15/2029	250	253
4.13%, 08/15/2049	3,885	3,636
4.25%, 08/15/2053	2,800	2,595
4.50%, 12/01/2044	670	647
5.75%, 06/15/2044 (2)	100	100
6.00%, 06/15/2054 (2)	850	827
6.25%, 06/15/2053 (2)	350	351
Conroe Local Government Corp.
5.00%, 10/01/2050 (2)	120	90
County of Denton TX
5.25%, 12/31/2044 (2)	149	153
5.38%, 12/31/2045 (2)	170	178
5.63%, 12/31/2055 (2)	1,690	1,751
5.88%, 12/31/2045 (2)	1,035	1,084
6.00%, 12/31/2044 (2)	157	161
6.13%, 12/31/2054 (2)	112	113
6.13%, 12/31/2055 (2)	1,445	1,507
6.25%, 12/31/2054 (2)	237	240
County of Medina TX
5.50%, 09/01/2044 (2)	255	264
Cypress-Fairbanks Independent School District
4.00%, 02/15/2048	250	239
Dallas Fort Worth International Airport
5.00%, 11/01/2050 (1)	415	452
5.00%, 11/01/2050 (1)	1,000	1,056
East Lake Houston Management District
7.50%, 09/15/2055 (2)	2,250	2,287
East Waller County Management District
6.00%, 09/15/2045 (2)	1,100	1,158
6.25%, 09/15/2055 (2)	1,300	1,348
El Paso County Hospital District
4.25%, 02/15/2054	235	217
Fort Bend County Industrial Development Corp.
4.75%, 05/01/2038	1,010	1,010
4.75%, 11/01/2042	955	955
Harris County Cultural Education Facilities Finance Corp.
5.00%, 12/01/2029	4,470	4,785
5.00%, 12/01/2031	6,135	6,747
5.00%, 01/01/2043	1,290	1,290
5.00%, 01/01/2048	1,410	1,410
Harris County Municipal Utility District No 406
3.13%, 09/01/2044	185	146
Harris County Municipal Utility District No 478
5.00%, 12/01/2050	1,020	1,032
Harris County-Houston Sports Authority
5.00%, 11/15/2041	850	920
5.00%, 11/15/2042	250	270
5.00%, 11/15/2043	2,450	2,630
Hidalgo County Regional Mobility Authority
4.00%, 12/01/2038	1,350	1,318
4.00%, 12/01/2039	500	484

The accompanying notes are an integral part of these financial statements.

438

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 5.73% – (continued)
4.00%, 12/01/2040	$70	$68
4.00%, 12/01/2041	420	396
Kaufman Independent School District
5.00%, 02/15/2054	200	208
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	670	671
Lower Colorado River Authority
6.00%, 05/15/2052	1,825	1,966
Lower Neches Valley Authority Industrial Development Corp.
2.60%, 11/01/2038 (1)	6,500	6,500
Matagorda County Navigation District No 1
4.25%, 05/01/2030	500	518
4.40%, 05/01/2030	500	525
Mckinney Municipal Utility District No 2
4.00%, 09/01/2049	1,415	1,294
Medina Valley Independent School District
2.85%, 02/15/2049 (1)	35	35
Mission Economic Development Corp.
4.00%, 06/01/2054 (1)	550	561
4.63%, 10/01/2031 (2)	8,770	8,785
5.00%, 12/01/2064 (1)	1,400	1,451
5.00%, 12/01/2064 (1)	6,490	6,730
Montgomery County Toll Road Authority
5.00%, 09/15/2032	85	85
5.00%, 09/15/2033	310	310
5.00%, 09/15/2034	95	95
5.00%, 09/15/2035	1,185	1,186
5.00%, 09/15/2036	170	170
5.00%, 09/15/2037	1,245	1,246
5.00%, 09/15/2038	215	215
5.00%, 09/15/2043	645	645
5.00%, 09/15/2048	1,335	1,335
New Hope Cultural Education Facilities Finance Corp.
0.00%, 11/15/2061 (1)	499	245
3.38%, 08/15/2029 (2)	325	314
4.00%, 08/15/2028 (2)	180	179
4.00%, 01/01/2041	1,385	1,262
4.00%, 11/01/2049	1,175	1,034
4.25%, 10/01/2030	395	393
4.63%, 10/01/2030	470	465
5.00%, 10/01/2031	230	235
5.00%, 10/01/2032	30	31
5.00%, 10/01/2033	70	71
5.00%, 10/01/2034	255	260
5.00%, 07/01/2035	2,100	2,076
5.00%, 01/01/2039	185	188
5.00%, 10/01/2039	350	354
5.00%, 07/01/2040	3,900	3,101
5.00%, 04/01/2046	1,060	1,060
5.00%, 07/01/2047	1,075	1,046
5.00%, 08/15/2049 (2)	250	233
5.00%, 08/15/2054 (2)	1,500	1,368
5.00%, 01/01/2055	110	105
5.00%, 11/01/2055	2,745	2,749
5.00%, 07/01/2057	3,345	2,323
5.00%, 07/01/2058	475	474
5.00%, 11/01/2060	5,300	5,285

The accompanying notes are an integral part of these financial statements.

439

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 5.73% – (continued)
5.25%, 07/01/2032	$395	$400
5.25%, 10/01/2049	1,020	1,021
5.38%, 11/15/2036	35	35
5.38%, 01/01/2055	1,200	1,227
5.38%, 01/01/2060	2,165	2,205
5.50%, 01/01/2035	190	190
5.50%, 07/01/2045	1,600	1,542
5.50%, 11/15/2046	70	65
5.50%, 01/01/2049	1,600	1,600
5.50%, 11/15/2052	320	290
5.50%, 07/01/2054	1,190	1,071
6.50%, 07/01/2056 (2)	1,260	1,318
6.75%, 07/01/2044	1,625	1,738
7.13%, 07/01/2056	875	926
Newark Higher Education Finance Corp.
4.00%, 08/15/2041	250	213
4.00%, 08/15/2051	225	173
4.00%, 08/15/2056	65	48
North Texas Higher Education Authority, Inc.
4.13%, 06/01/2045	320	313
4.50%, 06/01/2046	495	497
5.00%, 06/01/2033	110	118
Port of Beaumont Navigation District
2.88%, 01/01/2041 (2)	1,000	737
3.63%, 01/01/2035 (2)	4,670	4,284
4.00%, 01/01/2050 (2)	5,495	4,332
5.13%, 01/01/2044 (2)	1,650	1,621
San Antonio Water System
5.00%, 05/15/2050	250	257
Tarrant County Cultural Education Facilities Finance Corp.
4.00%, 05/15/2027	25	25
4.00%, 05/15/2031	130	130
5.00%, 11/15/2030	70	70
5.00%, 11/15/2035 (4)(5)(6)	830	0
5.00%, 11/15/2035	1,750	1,751
5.00%, 05/15/2037	735	735
5.00%, 11/15/2037	170	170
5.00%, 11/15/2040	265	265
5.00%, 11/15/2040	1,810	1,811
5.00%, 05/15/2045	1,750	1,750
5.00%, 11/15/2045 (4)(5)(6)	1,542	0
5.00%, 11/15/2046	1,900	1,892
5.25%, 11/15/2047 (4)(5)(6)	108	0
5.75%, 12/01/2054	1,747	1,556
Texas City Independent School District
4.00%, 08/15/2053	255	233
Texas Department of Housing & Community Affairs
5.75%, 07/01/2054	1,885	2,045
6.00%, 03/01/2054	90	98
6.00%, 01/01/2057	2,780	3,115
Texas Municipal Gas Acquisition & Supply Corp. II
3.28% (3 Month Term SOFR + 0.86%), 09/15/2027 (3)	290	291
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2029	2,250	2,353
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054 (1)	2,100	2,296

The accompanying notes are an integral part of these financial statements.

440

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 5.73% – (continued)
Texas Municipal Gas Acquisition & Supply Corp. V
5.00%, 04/01/2036	$3,000	$3,173
5.00%, 01/01/2055 (1)	6,725	7,173
Texas Municipal Gas Acquisition & Supply Corp. VI
5.00%, 01/01/2036	7,075	7,493
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 06/30/2039	1,650	1,619
5.00%, 12/31/2032	1,110	1,173
5.00%, 12/31/2034	3,000	3,152
5.00%, 06/30/2058	2,250	2,218
5.50%, 12/31/2058	1,875	1,953
Texas Transportation Commission State Highway 249 System
5.00%, 08/01/2057	3,680	3,692
Town of Little Elm TX
4.50%, 09/01/2035 (2)	1,000	1,008
5.38%, 09/01/2051 (2)	2,765	2,785
5.63%, 09/01/2045 (2)	1,500	1,542
5.75%, 09/01/2053 (2)	650	670
Travis County Development Authority
5.00%, 09/01/2044 (2)	605	623
University Hills Municipal Management District
5.88%, 09/01/2055 (2)	2,200	2,244
5.88%, 09/01/2055	3,575	3,647
Waller County Municipal Utility District No 55A
4.63%, 09/01/2042	1,050	1,050

Total Texas		369,687

Utah – 2.35%
Arrowhead Springs Public Infrastructure District
5.63%, 12/01/2054 (2)	325	331
6.00%, 03/01/2056 (2)	1,900	1,929
Black Desert Public Infrastructure District
5.63%, 12/01/2053 (2)	4,238	4,344
Black Rock Mountain Resort Public Infrastructure District
5.88%, 12/01/2054 (2)	1,275	1,327
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2046	395	406
5.00%, 07/01/2047	3,000	3,013
5.25%, 07/01/2048	3,000	3,038
Copper Rim Infrastructure Financing District
6.13%, 12/01/2054 (2)	2,185	2,269
Downtown Daybreak Public Infrastructure District No 1
5.00%, 03/01/2041 (2)	1,370	1,395
5.63%, 03/01/2046 (2)	745	765
5.88%, 03/01/2051 (2)	1,175	1,205
Downtown Revitalization Public Infrastructure District
5.00%, 07/15/2035 (2)	200	201
Fiddlers Canyon Infrastructure Financing District
5.63%, 12/01/2053 (2)	965	943
Firefly Public Infrastructure District No 1
6.63%, 03/01/2054 (2)	1,340	1,382
Firefly Public Infrastructure District No 1 Assessment Area No 1
5.63%, 12/01/2043 (2)	2,897	3,001
High Star Ranch Infrastructure Financing District
6.25%, 12/01/2055 (2)	1,500	1,533
Intermountain Power Agency
5.00%, 07/01/2041	265	288
5.00%, 07/01/2042	375	406

The accompanying notes are an integral part of these financial statements.

441

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utah – 2.35% – (continued)
5.00%, 07/01/2043	$350	$378
Jordanelle Ridge Public Infrastructure District No 2
7.75%, 03/01/2054 (2)	1,000	1,049
Mida Cormont Public Infrastructure District
0.00%, 06/01/2055 (2)	2,385	2,106
6.25%, 06/01/2055 (2)	1,650	1,751
MIDA Mountain Veterans Program Public Infrastructure District
5.00%, 06/01/2044 (2)	500	508
5.20%, 06/01/2054 (2)	825	826
Mida Mountain Village Public Infrastructure District
0.00%, 06/01/2043 (2)	170	135
4.00%, 08/01/2027 (2)	1,300	1,304
4.00%, 08/01/2030 (2)	445	447
4.00%, 08/01/2031 (2)	900	905
4.00%, 08/01/2050 (2)	4,220	3,647
4.25%, 08/01/2035 (2)	455	459
4.50%, 08/01/2040 (2)	1,250	1,258
5.00%, 08/01/2050 (2)	2,345	2,347
5.13%, 06/15/2054 (2)	8,740	8,835
5.75%, 06/15/2044 (2)	860	901
6.00%, 06/15/2054 (2)	9,985	10,352
Military Installation Development Authority
4.00%, 06/01/2036	1,750	1,716
4.00%, 06/01/2041	200	194
4.00%, 06/01/2041	3,455	3,270
4.00%, 06/01/2052	5,860	5,030
4.00%, 06/01/2052	8,300	7,050
NS Public Infrastructure District No 1
6.00%, 12/01/2044 (2)	1,000	987
NWQ Public Infrastructure District
6.13%, 03/01/2056 (2)	2,345	2,390
Panorama Public Infrastructure District No 1
6.25%, 03/01/2055 (2)	1,775	1,809
Pine View Public Infrastructure District No 2
6.25%, 12/01/2055 (2)	1,000	1,023
Point Phase 1 Public Infrastructure District No 1
0.00%, 03/01/2055	500	420
5.88%, 03/01/2045	700	739
6.13%, 03/01/2055	5,225	5,481
Red Bridge Public Infrastructure District No 1
3.63%, 02/01/2035 (2)	591	525
4.13%, 02/01/2041 (2)	1,000	886
4.38%, 02/01/2051 (2)	500	406
Resort Core Public Infrastructure District No 1
0.00%, 03/01/2057	3,055	2,378
5.63%, 03/01/2051	1,835	1,864
5.88%, 03/01/2057	2,100	2,156
Ridges Estates Infrastructure Financing District
6.25%, 12/01/2053 (2)	3,325	3,461
Sawmill Infrastructure Financing District
6.00%, 12/01/2054 (2)	1,500	1,567
SkyRidge Pegasus Infrastructure Financing District
5.25%, 12/01/2044 (2)	4,136	4,176
Soleil Hills Public Infrastructure District No 1
5.88%, 03/01/2055 (2)	1,000	1,012
South Salt Lake Redevelopment Agency
6.25%, 04/15/2046 (2)	2,000	2,062

The accompanying notes are an integral part of these financial statements.

442

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utah – 2.35% – (continued)
Sun Stone Infrastructure Financing District
6.75%, 06/01/2054 (2)	$2,415	$2,497
Tech Ridge Public Infrastructure District
6.25%, 12/01/2054 (2)	4,500	4,689
Three Bridges Public Infrastructure District No 1
5.00%, 12/01/2036 (2)(4)(5)	2,510	1,937
6.00%, 12/01/2053 (2)	3,615	3,667
UIPA Crossroads Public Infrastructure District
4.13%, 06/01/2041 (2)	3,000	2,924
4.38%, 06/01/2052 (2)	6,195	5,799
Utah City West Public Infrastructure District No 1
5.00%, 12/01/2041 (2)	1,500	1,531
5.88%, 12/01/2055 (2)	2,075	2,131
Utah Housing Corp.
4.65%, 07/01/2046	2,000	2,002
6.00%, 07/01/2054	50	55
6.25%, 07/01/2055	365	406
6.50%, 07/01/2055	1,990	2,256
6.50%, 07/01/2056	1,220	1,381
Wakara Ridge Public Infrastructure District
5.63%, 12/01/2054 (2)	860	887
Wolf Creek Infrastructure Financing District No 1
5.75%, 12/01/2044	1,858	1,942
Wood Ranch Public Infrastructure District
5.63%, 12/01/2053 (2)	1,346	1,366
5.88%, 12/01/2055 (2)	500	512

Total Utah		151,568

Vermont – 0.08%
Vermont Economic Development Authority
4.00%, 05/01/2037	325	318
4.00%, 05/01/2045	2,030	1,820
4.38%, 06/01/2052 (1)(2)	1,045	1,075
Vermont Student Assistance Corp.
2.38%, 06/15/2039	490	453
3.38%, 06/15/2036	60	56
4.00%, 06/15/2041	135	129
4.38%, 06/15/2040	230	225
5.00%, 06/15/2030	350	364
5.00%, 06/15/2039	175	176
5.13%, 06/15/2040	265	267
5.25%, 06/15/2041	240	242

Total Vermont		5,125

Virgin Islands – 0.43%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2028	1,245	1,289
5.00%, 10/01/2030	1,410	1,484
5.00%, 10/01/2039	12,120	12,602
Virgin Islands Hotel Development Financing Corp.
6.00%, 12/01/2055	9,025	9,167
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	2,400	2,423
5.00%, 10/01/2039 (2)	600	600

Total Virgin Islands		27,565

The accompanying notes are an integral part of these financial statements.

443

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Virginia – 2.63%
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2046	$5,610	$5,610
5.00%, 07/01/2051	1,720	1,720
Chesterfield County Health Center Commission
4.63%, 07/01/2031	2,000	2,021
5.00%, 07/01/2036	2,375	2,457
5.25%, 07/01/2041	3,025	3,103
6.00%, 07/01/2048	500	516
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
4.88%, 07/15/2040	510	521
Fairfax County Industrial Development Authority
4.00%, 05/15/2044	1,000	981
Farmville Industrial Development Authority
5.00%, 01/01/2032	1,000	1,022
5.00%, 01/01/2033	250	255
5.00%, 01/01/2038	250	252
5.00%, 01/01/2040	190	191
5.00%, 01/01/2048	500	475
5.00%, 01/01/2050	1,100	1,029
6.50%, 01/01/2056	2,535	2,560
8.50%, 01/01/2037	475	475
Hanover County Economic Development Authority
4.00%, 07/01/2040 (2)	2,000	1,940
4.00%, 07/01/2047 (2)	2,250	2,007
5.00%, 07/01/2038	500	504
5.00%, 07/01/2048	1,210	1,211
5.00%, 07/01/2051	290	289
Henrico County Economic Development Authority
3.00%, 10/01/2035	225	213
5.00%, 06/01/2039	300	303
5.00%, 12/01/2047	265	266
Isle Wight County Industrial Development Authority
5.25%, 07/01/2053	1,740	1,800
James City County Economic Development Authority
4.00%, 12/01/2040	715	683
4.00%, 06/01/2041	120	110
4.00%, 06/01/2047	385	324
4.00%, 12/01/2050	1,000	836
6.88%, 12/01/2058	240	263
Lexington Industrial Development Authority
4.00%, 01/01/2037	750	749
Louisa Industrial Development Authority
3.80%, 11/01/2035 (1)	1,405	1,418
Lynchburg Economic Development Authority
3.00%, 01/01/2051	250	183
4.00%, 01/01/2055	345	300
5.50%, 01/01/2051	1,985	2,140
Newport News Industrial Development Authority
5.00%, 07/01/2046 (2)	4,900	4,901
Norfolk Redevelopment & Housing Authority
5.00%, 01/01/2035	255	255
5.00%, 01/01/2046	835	833
5.00%, 01/01/2049	740	715
5.38%, 01/01/2035	390	390
5.38%, 01/01/2046	290	290
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	4,835	1,076
5.00%, 06/01/2047	22,020	18,009

The accompanying notes are an integral part of these financial statements.

444

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Virginia – 2.63% – (continued)
Virginia Beach Development Authority
7.00%, 09/01/2059	$615	$674
Virginia College Building Authority
5.00%, 07/01/2030 (2)	820	738
5.00%, 07/01/2045 (2)	710	546
5.00%, 07/01/2045 (2)	5,905	4,541
5.25%, 07/01/2030 (2)	100	91
5.25%, 07/01/2035 (2)	1,120	968
Virginia Housing Development Authority
4.65%, 09/01/2055	1,600	1,601
4.70%, 07/01/2051	8,280	8,262
4.70%, 07/01/2055	3,700	3,705
4.90%, 10/01/2050	5,390	5,513
4.95%, 10/01/2055	4,610	4,720
5.25%, 11/01/2057	1,350	1,385
Virginia Small Business Financing Authority
4.00%, 07/01/2029	1,220	1,236
4.00%, 01/01/2032	1,000	1,015
4.00%, 01/01/2036	2,000	1,994
4.00%, 01/01/2037	1,515	1,504
4.00%, 01/01/2038	330	325
4.00%, 01/01/2039	6,770	6,610
4.00%, 01/01/2040	8,765	8,618
4.00%, 01/01/2041	185	180
4.00%, 12/01/2041	1,325	1,299
4.00%, 01/01/2042	205	198
4.00%, 01/01/2045	650	625
4.00%, 01/01/2048	11,725	10,696
4.00%, 01/01/2051	600	545
5.00%, 01/01/2031	100	105
5.00%, 12/01/2034	285	309
5.00%, 01/01/2036	70	74
5.00%, 07/01/2037	160	168
5.00%, 12/01/2039	325	345
5.00%, 12/31/2047	9,275	9,443
5.00%, 01/01/2048 (1)(2)	500	498
5.00%, 12/31/2049	4,390	4,392
5.00%, 12/31/2052	5,555	5,555
5.00%, 12/31/2056	12,315	12,279
5.50%, 12/01/2054	3,795	3,938

Total Virginia		169,891

Washington – 1.70%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,180	1,180
Kalispel Tribe of Indians
5.00%, 01/01/2032 (2)	1,715	1,737
5.25%, 01/01/2038 (2)	250	254
5.25%, 01/01/2038 (2)	770	781
Port of Seattle WA
5.00%, 08/01/2042	150	158
Skagit County Public Hospital District No 1
5.50%, 12/01/2041	300	323
5.50%, 12/01/2054	2,715	2,784
Washington Health Care Facilities Authority
4.00%, 10/01/2045	1,685	1,537
4.00%, 09/01/2050	630	561

The accompanying notes are an integral part of these financial statements.

445

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Washington – 1.70% – (continued)
5.00%, 08/15/2033	$1,750	$1,782
5.00%, 12/01/2036	275	277
5.00%, 10/01/2041	1,250	1,251
5.50%, 09/01/2055	955	1,015
Washington Higher Education Facilities Authority
4.00%, 05/01/2045	1,000	955
4.00%, 05/01/2050	950	835
Washington State Convention Center Public Facilities District
3.00%, 07/01/2034	375	355
3.00%, 07/01/2035	295	276
3.00%, 07/01/2048	2,290	1,716
3.00%, 07/01/2058	25	17
3.00%, 07/01/2058	225	158
3.00%, 07/01/2058	1,275	882
4.00%, 07/01/2031	2,560	2,619
4.00%, 07/01/2034	1,065	1,078
4.00%, 07/01/2058	100	83
4.00%, 07/01/2058	100	85
5.00%, 07/01/2033	100	103
5.00%, 07/01/2034	550	578
5.00%, 07/01/2043	1,500	1,517
5.00%, 07/01/2048	200	201
5.00%, 07/01/2058	2,000	2,002
5.00%, 07/01/2058	2,510	2,514
Washington State Housing Finance Commission
0.00%, 11/20/2041 (1)	2,539	2,470
0.00%, 11/20/2041 (1)	5,331	5,053
3.38%, 04/20/2037	2,868	2,691
3.50%, 12/20/2035	13,853	13,367
4.00%, 07/01/2026 (2)	100	100
4.00%, 01/01/2057 (2)	250	178
4.22%, 03/01/2050 (1)	15,934	15,668
5.00%, 07/01/2031 (2)	1,000	1,000
5.00%, 07/01/2033 (2)	285	287
5.00%, 07/01/2033	530	570
5.00%, 07/01/2036 (2)	365	365
5.00%, 01/01/2038 (2)	150	150
5.00%, 07/01/2038 (2)	100	100
5.00%, 01/01/2046 (2)	1,220	1,213
5.00%, 07/01/2046 (2)	1,155	1,097
5.00%, 07/01/2048 (2)	145	137
5.00%, 07/01/2048 (2)	195	149
5.00%, 07/01/2048	1,840	1,881
5.00%, 07/01/2050 (2)	1,070	971
5.00%, 01/01/2051 (2)	455	432
5.00%, 07/01/2051 (2)	900	817
5.00%, 07/01/2053 (2)	480	347
5.00%, 07/01/2054	4,395	4,203
5.00%, 01/01/2055 (2)	4,480	4,221
5.00%, 01/01/2056 (2)	1,150	1,042
5.50%, 01/01/2044 (2)	275	277
5.50%, 07/01/2050 (2)	3,500	3,576
5.50%, 07/01/2059	5,000	5,048
5.75%, 07/01/2060 (2)	3,000	3,092
5.88%, 01/01/2059 (2)	100	100
6.00%, 07/01/2059 (2)	170	175
6.00%, 07/01/2060 (2)	1,500	1,545
6.25%, 01/01/2056	1,335	1,385

The accompanying notes are an integral part of these financial statements.

446

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Washington – 1.70% – (continued)
6.25%, 01/01/2061	$2,250	$2,327
7.00%, 07/01/2064 (2)	1,800	1,892
7.00%, 05/01/2066	2,000	2,076

Total Washington		109,616

West Virginia – 0.20%
City of Huntington WV
5.63%, 06/01/2052	965	967
Monongalia County Commission Excise Tax District
4.13%, 06/01/2043 (2)	820	781
4.88%, 06/01/2043 (2)	310	315
5.50%, 06/01/2037 (2)	365	369
5.75%, 06/01/2043 (2)	365	369
7.00%, 06/01/2043 (2)	315	336
West Virginia Economic Development Authority
2.88%, 02/01/2036 (1)	2,200	2,200
4.63%, 04/15/2055 (1)	3,005	3,099
5.45%, 01/01/2055 (1)(2)	2,810	3,066
West Virginia Hospital Finance Authority
6.00%, 09/01/2053	1,330	1,426

Total West Virginia		12,928

Wisconsin – 4.51%
Public Finance Authority
0.00%, 12/15/2034 (2)	2,368	1,422
0.00%, 12/15/2036 (2)	5,500	2,850
0.00%, 12/05/2040 (1)	365	367
0.00%, 01/20/2041 (1)	799	748
0.00%, 01/20/2041 (1)	2,797	2,713
0.00%, 12/15/2041 (2)	12,572	4,802
0.00%, 12/15/2042 (2)	24,065	7,631
0.00%, 07/01/2062 (1)(2)	6,325	5,155
3.30%, 10/01/2046 (1)	180	180
3.75%, 07/01/2031	350	338
4.00%, 06/15/2029 (2)	25	24
4.00%, 07/01/2030 (2)	400	394
4.00%, 12/01/2031 (2)	250	247
4.00%, 04/01/2032 (2)	190	187
4.00%, 10/01/2034	290	298
4.00%, 08/01/2035	7,810	7,608
4.00%, 06/01/2036 (2)	100	92
4.00%, 11/15/2037	165	166
4.00%, 07/01/2041	500	459
4.00%, 07/01/2041	2,335	2,206
4.00%, 12/01/2041	1,000	949
4.00%, 12/01/2041 (2)	1,150	1,054
4.00%, 01/01/2042	325	316
4.00%, 04/01/2042 (2)	2,200	1,994
4.00%, 01/01/2046	750	653
4.00%, 07/01/2046	1,125	923
4.00%, 01/01/2047	1,315	1,209
4.00%, 10/01/2049	370	328
4.00%, 06/01/2051 (2)	815	612
4.00%, 07/01/2051 (2)	450	341
4.00%, 07/01/2051	1,125	877
4.00%, 09/30/2051	1,845	1,591
4.00%, 04/01/2052 (2)	1,650	1,330
4.00%, 03/31/2056	170	143

The accompanying notes are an integral part of these financial statements.

447

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 4.51% – (continued)
4.00%, 06/01/2056 (2)	$4,425	$3,348
4.00%, 06/01/2061 (2)	100	71
4.00%, 07/01/2061 (2)	1,280	911
4.05%, 11/01/2030	170	169
4.25%, 07/15/2044 (2)	305	287
4.25%, 07/01/2054	14,210	12,075
4.30%, 11/01/2030	4,505	4,505
4.50%, 07/15/2049 (2)	800	729
4.75%, 07/01/2045 (2)	110	105
4.75%, 03/01/2052	285	277
5.00%, 06/01/2029 (2)	170	171
5.00%, 07/15/2030 (2)	690	690
5.00%, 09/01/2030 (2)	55	55
5.00%, 06/15/2034	675	692
5.00%, 07/15/2036 (2)	585	601
5.00%, 12/15/2036 (2)	2,423	2,423
5.00%, 06/01/2037 (2)	1,035	1,054
5.00%, 06/15/2037 (2)	1,130	1,076
5.00%, 07/01/2037	880	880
5.00%, 09/01/2038 (2)	115	115
5.00%, 06/01/2039	1,495	1,514
5.00%, 06/15/2039 (2)	70	66
5.00%, 06/15/2039 (2)	500	493
5.00%, 06/15/2039	500	507
5.00%, 06/15/2039 (2)	640	640
5.00%, 08/01/2039	1,625	1,672
5.00%, 01/01/2040	70	72
5.00%, 04/01/2040 (2)	400	403
5.00%, 07/01/2040 (2)	650	642
5.00%, 10/15/2041 (2)	570	546
5.00%, 11/15/2041	860	887
5.00%, 10/01/2043 (2)	3,205	3,220
5.00%, 12/15/2044 (2)	905	893
5.00%, 01/01/2045	280	284
5.00%, 01/01/2046	750	756
5.00%, 07/15/2046 (2)	160	158
5.00%, 07/01/2047	635	614
5.00%, 10/01/2048 (2)	1,735	1,698
5.00%, 06/15/2049 (2)	420	397
5.00%, 06/15/2049 (2)	870	735
5.00%, 06/15/2049	1,100	1,080
5.00%, 06/15/2049 (2)	2,000	1,824
5.00%, 09/01/2049 (2)	125	121
5.00%, 04/01/2050 (2)	1,950	1,848
5.00%, 06/01/2050 (2)	750	662
5.00%, 06/15/2051 (2)	200	180
5.00%, 02/01/2052	2,155	2,159
5.00%, 06/01/2052 (2)	2,235	2,051
5.00%, 07/01/2052	290	272
5.00%, 10/01/2053 (2)	915	876
5.00%, 02/01/2054	1,510	1,384
5.00%, 06/15/2054 (2)	655	605
5.00%, 09/01/2054 (2)	625	612
5.00%, 12/15/2054 (2)	3,000	2,766
5.00%, 01/01/2055 (2)	5,050	4,414
5.00%, 07/01/2055 (2)	750	661
5.00%, 07/01/2055 (2)	880	823
5.00%, 01/01/2056 (2)	1,000	868

The accompanying notes are an integral part of these financial statements.

448

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 4.51% – (continued)
5.00%, 06/15/2056 (2)	$130	$113
5.00%, 10/15/2056 (2)	625	541
5.00%, 07/01/2058	3,000	3,016
5.00%, 05/01/2060 (2)	5,245	3,503
5.00%, 07/01/2060 (2)	140	128
5.00%, 02/01/2062	1,025	1,017
5.13%, 07/15/2037 (2)	1,465	1,467
5.13%, 06/15/2047 (2)	180	157
5.25%, 05/15/2037 (2)	485	488
5.25%, 07/01/2042	1,405	1,513
5.25%, 03/01/2047	1,065	1,097
5.25%, 05/15/2047(2)	835	836
5.25%, 05/15/2052 (2)	720	713
5.25%, 07/01/2061 (2)	2,285	1,820
5.25%, 11/15/2061	2,665	2,723
5.25%, 06/15/2065	2,175	2,036
5.38%, 12/15/2032 (2)	700	700
5.38%, 06/15/2039 (2)	150	152
5.38%, 07/01/2047	2,135	2,250
5.38%, 07/15/2047 (2)	490	475
5.40%, 06/20/2044	350	375
5.50%, 09/01/2030 (2)	150	155
5.50%, 11/15/2032 (2)	1,205	1,206
5.50%, 12/15/2032 (2)	1,529	1,529
5.50%, 10/01/2046 (2)	900	898
5.50%, 06/01/2055	3,000	3,165
5.50%, 07/15/2056 (2)	180	179
5.50%, 07/15/2061 (2)	140	137
5.63%, 06/15/2054 (2)	1,435	1,148
5.63%, 07/01/2055	1,020	1,070
5.63%, 06/15/2059 (2)	2,000	1,562
5.70%, 06/15/2044 (2)	400	406
5.75%, 09/01/2035 (2)	375	390
5.75%, 06/01/2045 (2)	220	223
5.75%, 07/01/2049	1,110	1,160
5.75%, 07/01/2053 (2)	385	382
5.75%, 07/01/2054	4,840	5,044
5.75%, 12/01/2054 (2)	3,400	3,416
5.75%, 06/30/2060	3,700	3,875
5.75%, 07/01/2062	2,185	2,286
5.75%, 07/01/2063 (2)	5,440	5,306
5.75%, 12/31/2065	22,980	24,066
5.88%, 11/15/2027 (2)	566	566
5.88%, 06/15/2054 (2)	750	753
6.00%, 11/15/2045 (2)	3,500	3,506
6.00%, 12/01/2045 (2)	835	889
6.00%, 12/15/2045 (2)	1,190	1,253
6.00%, 12/01/2050 (2)	525	543
6.00%, 06/01/2055 (2)	240	241
6.00%, 12/01/2055 (2)	1,215	1,244
6.00%, 12/15/2055 (2)	335	344
6.00%, 06/01/2060 (2)	225	225
6.00%, 07/01/2060 (1)(2)	12,140	12,506
6.00%, 10/01/2060 (2)	1,000	1,006
6.00%, 02/01/2062 (2)	1,150	1,185
6.00%, 06/15/2064 (2)	1,565	1,568
6.13%, 12/15/2029 (2)	100	101
6.25%, 11/15/2029	44	44

The accompanying notes are an integral part of these financial statements.

449

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 4.51% – (continued)
6.25%, 04/01/2045 (2)	$800	$812
6.25%, 09/01/2046 (2)	1,405	1,455
6.25%, 06/15/2053 (2)	1,930	1,890
6.45%, 04/01/2060 (2)	2,000	2,005
6.50%, 06/30/2060	5,520	6,178
6.50%, 12/31/2065	8,320	9,305
6.63%, 07/01/2053 (2)	500	520
7.00%, 09/01/2054 (2)	1,705	1,803
7.25%, 01/01/2061 (2)	500	534
8.38%, 07/01/2034	375	393
9.00%, 07/01/2040	1,480	1,559
9.00%, 05/01/2071 (2)	2,425	1,172
10.00%, 11/01/2038 (2)	950	1,054
Wisconsin Health & Educational Facilities Authority
3.00%, 12/01/2031	70	62
4.00%, 09/15/2036	55	54
4.00%, 09/15/2041	50	48
4.00%, 09/15/2041	1,010	961
4.00%, 09/15/2045	45	41
4.00%, 09/15/2045	950	863
4.20%, 08/15/2028	110	110
4.25%, 08/01/2034	500	502
4.50%, 02/15/2054	2,930	2,851
5.00%, 06/01/2045	770	782
5.00%, 08/01/2049	500	493
5.38%, 06/01/2050	230	233
5.50%, 02/15/2054	1,335	1,400
5.50%, 06/01/2055	1,625	1,651
5.50%, 06/01/2061	595	602
5.63%, 07/01/2045	1,405	1,451
5.88%, 07/01/2055	4,315	4,381
6.00%, 07/01/2060	1,320	1,345
6.13%, 10/01/2059	1,385	1,454
6.25%, 11/15/2055	835	847
6.38%, 11/15/2060	585	594
6.50%, 11/01/2036 (2)	6,150	6,303
6.63%, 07/01/2060	3,260	3,461
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
5.75%, 09/01/2056	490	535
6.00%, 03/01/2054	605	660
6.00%, 03/01/2055	370	398
6.00%, 03/01/2055	1,745	1,893

Total Wisconsin		291,196

Total Municipal Bonds (Cost: $6,059,792)		6,211,095

GOVERNMENT RELATED – 0.04%
Other Government Related – 0.04%
Flandreau Santee Sioux Tribe of South Dakota
7.13%, 09/15/2045 (2)	2,625	2,630

Total Other Government Related		2,630

Total Government Related (Cost: $2,577)		2,630

The accompanying notes are an integral part of these financial statements.

450

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.00% (10)
Basic Materials – 0.00% (10)
Ingevity Corp.(5)(6)	0	$5

Total Basic Materials		5

Consumer, Cyclical – 0.00% (10)
United Airlines Holdings, Inc. (5)(6)	0	4

Total Consumer, Cyclical		4

Total Common Stocks (Cost: $6)		9

WARRANTS – 0.00% (10)
Transportation – 0.00% (10)
Brightline West, expires 12/01/2035 (5)(6)(7)(12)	50	—

Total Transportation		—

Total Warrants (Cost: $0)		—

SHORT-TERM INVESTMENTS – 2.58%
Money Market Funds – 2.17%
Fidelity Institutional Money Market Government Portfolio – Class I, 3.59% (11)	140,061	140,061

Total Money Market Funds (Cost: $140,061)		140,061

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.41%
Sumitomo Trust Bank, London, 3.12% due 07/01/2026	$19,951	19,951
Sumitomo, Tokyo, 3.12% due 07/01/2026	6,215	6,215

Total Time Deposits (Cost: $26,166)		26,166

Total Short-Term Investments (Cost: $166,227)		166,227

TOTAL INVESTMENTS IN SECURITIES – 98.86% (Cost: $6,228,602)		6,379,961

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.14%		73,449

TOTAL NET ASSETS – 100.00%		$6,453,410

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of June 30, 2026.

(2)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $1,624,983, which represents 25.18% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2026.

(4)	Security in default as of June 30, 2026. The value of these securities totals $66,640, which represents 1.03% of total net assets.

(5)	Non-income producing security.

(6)	A zero balance may reflect actual amounts rounding to less than one thousand.

(7)	Security that is valued using significant unobservable inputs and is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $–, which represents 0.00% of total net assets.

The accompanying notes are an integral part of these financial statements.

451

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

(8)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2026.

(9)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(10)	Amount calculated is less than 0.005%.

(11)	Represents annualized seven-day yield as of the close of the reporting period.

(12)	Security that is restricted at June 30, 2026. The value of these securities totals $—, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
509	U.S. 2 Year Note Future	Sep. 2026	$105,099	$104,921	$(178)
480	U.S. 5 Year Note Future	Sep. 2026	51,454	51,382	(72)

					$(250)

MUNICIPAL BONDS	Percentage of Net Assets
Education	9.05%
General Obligation	5.92
General Revenue	40.72
Healthcare	17.69
Housing	11.09
Transportation	7.84
Utilities	3.93

Total Municipal Bonds	96.24

GOVERNMENT RELATED
Other Government Related	0.04

Total Government Related	0.04

COMMON STOCKS	Percentage of Net Assets
Basic Materials	0.00	(1)
Consumer Cyclical	0.00	(1)

Total Common Stocks	0.00	(1)

WARRANTS
Transportation	—	(1)
Total Warrants	—	(1)
SHORT-TERM INVESTMENTS	2.58

TOTAL INVESTMENTS	98.86
OTHER ASSETS IN EXCESS OF LIABILITIES	1.14

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

452

Bridge Builder Large Cap Growth Fund

Schedule of Investments

June 30, 2026

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.79%
Communication Services – 12.61%
Alphabet, Inc. – Class A	4,492	$1,605,443
Alphabet, Inc. – Class C	2,417	853,888
Meta Platforms, Inc. – Class A	1,209	681,093
Netflix, Inc. (1)	5,129	366,220
ROBLOX Corp. – Class A (1)	1,043	56,735
Roku, Inc. – Class A (1)	81	11,158
Space Exploration Technologies Corp. – Class A (1)	526	89,877
Spotify Technology SA (1)	172	79,042
Walt Disney Co.	752	72,407

Total Communication Services		3,815,863

Consumer Discretionary – 9.01%
Amazon.com, Inc. (1)	5,006	1,193,121
Booking Holdings, Inc.	426	75,909
Cava Group, Inc. (1)	4	332
Chipotle Mexican Grill, Inc. – Class A (1)	5,417	184,178
DoorDash, Inc. – Class A (1)	476	87,850
Etsy, Inc. (1)	9	711
Five Below, Inc. (1)	31	5,656
Ford Motor Co.	144	2,002
Hilton Worldwide Holdings, Inc.	95	31,395
Home Depot, Inc.	331	116,674
Macy’s, Inc.	1,080	25,432
McDonald’s Corp.	358	96,903
MercadoLibre, Inc. (1)	40	67,473
NIKE, Inc. – Class B	2,794	114,696
PVH Corp.	71	5,244
Sea Ltd. – ADR (1)	700	67,103
SharkNinja, Inc. (1)	7	1,081
Tesla, Inc. (1)	667	280,663
Viking Holdings Ltd. (1)	357	37,387
Yum! Brands, Inc.	2,072	331,194

Total Consumer Discretionary		2,725,004

Consumer Staples – 1.61%
Coca-Cola Co.	1,806	146,753
Costco Wholesale Corp.	95	89,244
Procter & Gamble Co.	1,032	151,356
Walmart, Inc.	872	98,802

Total Consumer Staples		486,155

Energy – 0.74%
ConocoPhillips	569	59,118
Exxon Mobil Corp.	1,198	163,790

Total Energy		222,908

Financials – 10.37%
Adyen NV – ADR (1)	5,974	55,621
American Express Co.	687	232,446
Arthur J. Gallagher & Co.	251	57,670
Bank of America Corp.	3,895	221,952
Bank of New York Mellon Corp.	1	100
Blackstone, Inc. – Class A	884	104,043
Block, Inc. – Class A (1)	2,301	174,914
Charles Schwab Corp.	1,200	110,740
Chubb Ltd.	375	127,890

	Shares (000s)	Value (000s)
Citigroup, Inc.	12	$1,658
Goldman Sachs Group, Inc.	1	1,209
Intercontinental Exchange, Inc.	1,285	158,245
Marsh & McLennan Companies, Inc.	510	85,012
Mastercard, Inc. – Class A	942	484,067
Moody’s Corp.	159	72,067
Morgan Stanley	8	1,680
Progressive Corp.	328	71,601
Rocket Companies, Inc. – Class A (1)	3,553	55,955
S&P Global, Inc.	414	168,534
Tradeweb Markets, Inc. – Class A	512	51,006
US Bancorp	1,654	99,886
Visa, Inc. – Class A	2,322	796,525
White Mountains Insurance Group Ltd.	2	3,606

Total Financials		3,136,427

Healthcare – 7.99%
Apellis Pharmaceuticals, Inc. (1)(2)	360	11
Argenx SE – ADR (1)	74	68,558
Arrowhead Pharmaceuticals, Inc. (1)	69	5,584
Boston Scientific Corp. (1)	1,631	69,622
Cencora, Inc. – Class A	412	116,713
Centene Corp. (1)	12	760
Cooper Companies, Inc. (1)	1,561	111,914
Danaher Corp.	1,659	316,023
Elanco Animal Health, Inc. (1)	742	18,261
Eli Lilly & Co.	607	728,162
Envista Holdings Corp. (1)	542	14,282
Guardant Health, Inc. (1)	38	5,730
Illumina, Inc. (1)	53	9,239
Intuitive Surgical, Inc. (1)	468	186,306
Medpace Holdings, Inc.(1)	131	69,584
Merck & Co., Inc.	726	93,267
Natera, Inc.(1)	279	75,723
Roivant Sciences Ltd. (1)	28	1,001
Stryker Corp.	559	175,881
Thermo Fisher Scientific, Inc.	156	78,407
UnitedHealth Group, Inc.	502	208,852
Vertex Pharmaceuticals, Inc. (1)	130	64,657

Total Healthcare		2,418,537

Industrials – 9.57%
AAON, Inc.	53	6,687
Amentum Holdings, Inc. (1)	401	8,291
AMETEK, Inc.	561	135,629
ATI, Inc.(1)	5	934
Avis Budget Group, Inc. (1)	47	7,016
Axon Enterprise, Inc. (1)	75	42,032
Bloom Energy Corp. – Class A (1)	76	23,108
Boeing Co. (1)	1,245	269,401
Canadian Pacific Kansas City Ltd.	1,866	161,650
Carpenter Technology Corp.	3	1,862
Caterpillar, Inc.	37	39,922
Clean Harbors, Inc. (1)	41	12,331
Comfort Systems USA, Inc.	2	4,469
Cummins, Inc.	9	6,336
Deere & Co.	112	71,328
Equifax, Inc.	589	93,420
Everus Construction Group, Inc. (1)	1	113

The accompanying notes are an integral part of these financial statements.

453

Bridge Builder Large Cap Growth Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
FTAI Aviation Ltd.	9	$2,552
GE Vernova, Inc.	33	38,611
Generac Holdings, Inc. (1)	36	10,417
General Electric Co.	1,015	379,401
HEICO Corp.	71	25,430
Honeywell Aerospace, Inc. (1)	8	1,748
Honeywell International, Inc.	8	1,770
Howmet Aerospace, Inc.	417	112,099
IES Holdings, Inc. (1)	5	3,633
Ingersoll Rand, Inc.	1,147	94,018
ITT, Inc.	8	1,575
Jacobs Solutions, Inc.	585	73,709
MasTec, Inc. (1)	7	2,819
Modine Manufacturing Co. (1)	30	8,053
Nextpower, Inc. – Class A (1)	92	11,014
nVent Electric Plc (3)	0	43
Old Dominion Freight Line, Inc.	332	71,823
Planet Labs PBC (1)	233	7,732
Powell Industries, Inc.	23	6,524
Quanta Services, Inc.	4	2,561
RB Global, Inc.	867	100,993
RBC Bearings, Inc. (1)	3	2,196
Rocket Lab Corp. (1)	136	13,807
Rockwell Automation, Inc.	3	1,687
StandardAero, Inc. (1)	1,632	48,819
Sterling Infrastructure, Inc. (1)	10	8,812
Timken Co.	3	383
Trane Technologies Plc	166	81,632
United Rentals, Inc.	66	74,810
Vertiv Holdings Co. – Class A	423	141,476
Vicor Corp. (1)	37	14,155
Waste Management, Inc.	1,989	443,374
Westinghouse Air Brake Technologies Corp.	10	2,650
WW Grainger, Inc.	161	219,343
XPO, Inc. (1)	3	696

Total Industrials		2,894,894

Information Technology – 43.39%
Advanced Micro Devices, Inc. (1)	1,327	770,968
Allegro MicroSystems, Inc. (1)	249	17,310
Amkor Technology, Inc.	179	15,408
Amphenol Corp. – Class A	2,249	396,520
Analog Devices, Inc.	404	160,281
Apple, Inc.	6,677	1,932,190
Applied Materials, Inc.	68	49,360
Applied Optoelectronics, Inc. (1)	28	4,163
AppLovin Corp. – Class A (1)	247	127,427
Arista Networks, Inc. (1)	1,441	244,822
ARM Holdings Plc – ADR (1)	248	88,019
ASML Holding NV – Class REG	30	59,061
Astera Labs, Inc. (1)	49	23,584
Broadcom, Inc.	3,287	1,241,679
Cadence Design Systems, Inc. (1)	91	34,022
Ciena Corp. (1)	143	70,034
Cloudflare, Inc. – Class A (1)	255	62,463
Coherent Corp. (1)	28	10,933
Corning, Inc.	76	19,428
Credo Technology Group Holding Ltd. (1)	218	59,260

	Shares (000s)	Value (000s)
Crowdstrike Holdings, Inc. – Class A (1)	198	$150,851
Datadog, Inc. – Class A (1)	417	108,462
Dell Technologies, Inc. – Class C	24	10,211
DigitalOcean Holdings, Inc. (1)	49	7,736
Enphase Energy, Inc. (1)	134	6,579
Entegris, Inc.	517	92,964
Everpure, Inc. – Class A (1)	112	8,861
Fabrinet (1)	89	50,210
Figma, Inc. – Class A (1)	1,309	23,687
Flex Ltd. (1)	24	3,961
FormFactor, Inc. (1)	122	19,477
Fortinet, Inc. (1)	37	5,625
GlobalFoundries, Inc.	205	16,885
HubSpot, Inc. (1)	256	46,690
Intel Corp. (1)	206	28,718
Intuit, Inc.	131	34,163
KLA Corp.	1,042	314,493
Lam Research Corp.	110	47,873
Lattice Semiconductor Corp. (1)	700	107,049
Lumentum Holdings, Inc. (1)	12	10,421
MACOM Technology Solutions Holdings, Inc. (1)	25	9,442
Marvell Technology, Inc.	120	35,660
Microchip Technology, Inc.	103	9,411
Micron Technology, Inc.	416	480,449
Microsoft Corp.	3,903	1,455,924
MKS, Inc.	41	18,430
MongoDB, Inc. – Class A (1)	130	43,669
Monolithic Power Systems, Inc.	11	14,824
NVIDIA Corp.	14,572	2,915,697
ON Semiconductor Corp. (1)	147	13,900
Onto Innovation, Inc. (1)	35	13,121
Oracle Corp.	341	49,976
Palantir Technologies, Inc. – Class A (1)	496	57,847
Palo Alto Networks, Inc. (1)	499	170,327
Qnity Electronics, Inc.	104	16,909
QUALCOMM, Inc.	443	81,916
Ralliant Corp.	4	284
Rambus, Inc. (1)	51	6,782
RingCentral, Inc. – Class A	450	17,553
Salesforce, Inc.	906	141,860
Samsara, Inc. – Class A (1)	2,290	74,251
Sandisk Corp. (1)	63	142,172
Semtech Corp. (1)	121	19,568
ServiceNow, Inc. (1)	1,417	140,676
Shopify, Inc. – Class A (1)	330	37,657
SiTime Corp. (1)	27	19,932
Snowflake, Inc. – Class A (1)	106	27,049
Super Micro Computer, Inc. (1)	24	695
Synopsys, Inc. (1)	504	224,789
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	516	246,392
Teradyne, Inc.	47	22,539
Texas Instruments, Inc.	76	22,673
Tower Semiconductor Ltd. (1)	265	69,118
TTM Technologies, Inc. (1)	55	10,302
Twilio, Inc. – Class A (1)	25	5,172
Viavi Solutions, Inc. (1)	118	5,612
Western Digital Corp.	39	25,066

Total Information Technology		13,129,492

The accompanying notes are an integral part of these financial statements.

454

Bridge Builder Large Cap Growth Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Materials – 1.27%
Albemarle Corp.	84	$11,367
Alcoa Corp.	58	3,038
Almonty Industries, Inc. (1)	547	9,066
Ecolab, Inc.	754	209,972
Linde Plc	285	147,953
Newmont Corp.	32	2,997

Total Materials		384,393

Real Estate – 1.07%
CBRE Group, Inc. – Class A (1)	725	97,672
Equinix, Inc.	218	227,049

Total Real Estate		324,721

Utilities – 0.16%
Constellation Energy Corp.	189	47,028

Total Utilities		47,028

Total Common Stocks (Cost: $18,839,967)		29,585,422

SHORT-TERM INVESTMENTS – 2.25%
Money Market Funds – 2.25%
JP Morgan U.S. Government Money Market Fund – Class IM, 3.59% (4)	679,467	679,467

Total Money Market Funds (Cost: $679,467)		679,467

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00% (5)
DNB, Oslo, 3.12% due 07/01/2026	$174	$174
JP Morgan, New York, 3.12% due 07/01/2026	428	428

Total Time Deposits (Cost: $602)		602

Total Short-Term Investments (Cost: $680,069)		680,069

TOTAL INVESTMENTS IN SECURITIES – 100.04% (Cost: $19,520,036)		30,265,491

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.04)%		(11,502)

TOTAL NET ASSETS – 100.00%		$30,253,989

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.

(2)	Security that is valued using significant unobservable inputs and is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $11, which represents 0.00% of total net assets.

(3)	A zero balance may reflect actual amounts rounding to less than one thousand.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	Amount calculated is less than 0.005%.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
1,882	S&P 500 E-mini Future	Sep. 2026	$704,549	$710,291	$5,742

					$5,742

The accompanying notes are an integral part of these financial statements.

455

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2026

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.54%
Communication Services – 5.20%
Alphabet, Inc. – Class A	855	$305,496
Alphabet, Inc. – Class C	1,028	363,385
AT&T, Inc.	1,721	35,621
Charter Communications, Inc. – Class A (1)	473	67,322
Comcast Corp. – Class A	4,439	108,985
EchoStar Corp. – Class A (1)	3	307
Fox Corp. – Class A	876	45,692
Fox Corp. – Class B	245	11,452
John Wiley & Sons, Inc. – Class A	59	2,843
Liberty Global Ltd. – Class C (1)	535	5,889
Liberty Media Corp.-Liberty Formula One – Class A (1)	15	1,317
Liberty Media Corp.-Liberty Formula One – Class C (1)	37	3,529
Match Group, Inc.	327	12,431
Meta Platforms, Inc. – Class A	345	194,473
Millicom International Cellular SA	46	4,141
New York Times Co. – Class A	60	4,173
News Corp. – Class A	1,801	44,710
Nexstar Media Group, Inc. – Class A	42	7,572
People, Inc. (1)	23	1,080
Playtika Holding Corp.	496	1,843
Shutterstock, Inc.	79	1,105
Sirius XM Holdings, Inc.	324	9,571
Space Exploration Technologies Corp. – Class A (1)	53	9,067
T-Mobile U.S., Inc.	422	70,832
Verizon Communications, Inc.	737	31,209
Versant Media Group, Inc.	172	6,184
Walt Disney Co.	666	64,139
Warner Bros Discovery, Inc. (1)	317	8,442
Warner Music Group Corp. – Class A	3,330	90,149
ZoomInfo Technologies, Inc. – Class A (1)	883	2,586

Total Communication Services		1,515,545

Consumer Discretionary – 7.02%
Academy Sports & Outdoors, Inc.	205	9,652
ADT, Inc.	1,455	9,457
Amazon.com, Inc. (1)	2,039	486,067
Aptiv Plc (1)	1,566	96,130
Autoliv, Inc.	116	13,522
AutoNation, Inc. (1)	49	9,141
AutoZone, Inc. (1)(2)	0	956
Best Buy Co., Inc.	70	5,342
Bloomin’ Brands, Inc.	260	2,374
Booking Holdings, Inc.	573	102,167
BorgWarner, Inc.	361	23,984
Carnival Corp. Ltd.	4,327	123,612
Carter’s, Inc.	91	3,758
Covista, Inc. (1)	61	7,642
Crocs, Inc. (1)	58	7,045
Dillard’s, Inc. – Class A	1	597
DR Horton, Inc.	4	728
Duolingo, Inc. – Class A (1)	3	310
eBay, Inc.	355	39,632
Expedia Group, Inc.	99	25,255
Ford Motor Co.	872	12,121

	Shares (000s)	Value (000s)
Gap, Inc.	310	$5,787
Garmin Ltd.	19	4,403
Garrett Motion, Inc.	474	17,166
General Motors Co.	495	38,131
Genuine Parts Co.	11	1,344
Harley-Davidson, Inc.	228	5,572
Hasbro, Inc.	12	981
Home Depot, Inc.	603	212,805
Las Vegas Sands Corp.	888	41,031
La-Z-Boy, Inc.	211	8,453
Liberty Live Holdings, Inc. – Class A (1)	7	755
Liberty Live Holdings, Inc. – Class C (1)	5	555
Lowe’s Companies, Inc.	19	4,149
Lululemon Athletica, Inc. (1)	543	61,964
Macy’s, Inc.	350	8,252
Marriott International, Inc. – Class A	199	73,895
Marriott Vacations Worldwide Corp.	34	3,505
Mattel, Inc. (1)	878	12,180
McDonald’s Corp.	416	112,362
NIKE, Inc. – Class B	2,701	110,883
O’Reilly Automotive, Inc. (1)	32	2,967
Penske Automotive Group, Inc.	73	12,992
Phinia, Inc.	106	8,739
PulteGroup, Inc.	158	21,731
PVH Corp.	121	8,963
QuantumScape Corp. – Class A (1)	250	1,888
Ralph Lauren Corp. – Class A	5	1,896
Restaurant Brands International, Inc.	20	1,448
Rivian Automotive, Inc. – Class A (1)	378	6,563
Ross Stores, Inc.	53	11,321
SharkNinja, Inc. (1)	3	502
Signet Jewelers Ltd.	62	5,310
Somnigroup International, Inc.	40	3,129
Sonic Automotive, Inc. – Class A	89	7,521
TJX Companies, Inc.	917	138,988
Travel + Leisure Co.	61	4,659
VF Corp.	828	13,813
Wayfair, Inc. – Class A (1)	1	71
Williams-Sonoma, Inc.	1	259
Wynn Resorts Ltd.	924	89,755

Total Consumer Discretionary		2,046,180

Consumer Staples – 5.17%
Albertsons Companies, Inc. – Class A	619	8,372
Altria Group, Inc.	640	46,015
Anheuser-Busch InBev SA/NV – ADR	1,025	84,435
Archer-Daniels-Midland Co.	654	49,994
BJ’s Wholesale Club Holdings, Inc. (1)	1	63
Campbell’s Co.	384	8,558
Casey’s General Stores, Inc.	1	531
Church & Dwight Co., Inc.	13	1,239
Coca-Cola Co.	1,475	119,913
Coca-Cola Consolidated, Inc. (2)	0	13
Colgate-Palmolive Co.	1,493	136,845
Conagra Brands, Inc.	301	4,057
Constellation Brands, Inc. – Class A	69	9,652
Costco Wholesale Corp.	17	15,553
Dollar General Corp.	104	11,918
Dollar Tree, Inc. (1)(2)	0	51
Edgewell Personal Care Co.	115	3,097

The accompanying notes are an integral part of these financial statements.

456

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Freshpet, Inc. (1)	8	$489
General Mills, Inc.	398	13,842
Herbalife Ltd. (1)	208	2,731
Hershey Co.	4	684
Hormel Foods Corp.	155	3,856
Ingredion, Inc.	88	8,363
J.M. Smucker Co.	79	8,910
Kenvue, Inc.	1,884	36,009
Keurig Dr Pepper, Inc.	3,685	120,595
Kimberly-Clark Corp.	320	35,124
Kraft Heinz Co.	495	11,699
Kroger Co.	1,650	91,600
Maplebear, Inc. (1)	214	10,138
Molson Coors Beverage Co. – Class B	1,038	40,425
Mondelez International, Inc. – Class A	47	2,705
Monster Beverage Corp. (1)	22	2,096
PepsiCo, Inc.	443	60,019
Performance Food Group Co. (1)	2	247
Philip Morris International, Inc.	397	71,737
Primo Brands Corp. – Class A	18	449
Procter & Gamble Co.	1,068	156,657
Smithfield Foods, Inc.	575	13,947
Spectrum Brands Holdings, Inc.	111	9,544
Sprouts Farmers Market, Inc. (1)	1,146	96,928
Sysco Corp.	1	71
Target Corp.	120	15,634
Tyson Foods, Inc. – Class A	187	10,702
Unilever Plc – ADR	570	34,253
Unilever Plc	1,060	63,695
US Foods Holding Corp. (1)	5	553
Walmart, Inc.	719	81,480

Total Consumer Staples		1,505,488

Energy – 5.32%
APA Corp.	206	6,719
Baker Hughes Co. – Class A	1,232	68,362
Cheniere Energy, Inc.	53	12,773
Chevron Corp.	943	156,381
ConocoPhillips	1,190	123,670
Diamondback Energy, Inc.	5	852
DT Midstream, Inc.	22	3,239
Enbridge, Inc.	1,334	72,307
EOG Resources, Inc.	345	44,694
EQT Corp.	249	13,239
Expand Energy Corp.	323	29,441
Exxon Mobil Corp.	2,674	365,603
Halliburton Co.	469	15,920
HF Sinclair Corp.	184	12,788
Kinder Morgan, Inc.	505	16,153
Marathon Petroleum Corp.	98	24,953
Matador Resources Co.	247	12,291
Occidental Petroleum Corp.	2,338	113,561
ONEOK, Inc.	16	1,381
Permian Resources Corp. – Class A	5,086	93,639
Phillips 66	550	92,979
Plains GP Holdings LP – Class A (1)	2,184	53,017
Scorpio Tankers, Inc.	95	6,552
SLB Ltd.	660	30,688
South Bow Corp.	443	15,595
TC Energy Corp.	307	20,343

	Shares (000s)	Value (000s)
TechnipFMC Plc	39	$2,587
TotalEnergies SE	72	5,612
TotalEnergies SE	985	76,192
Valero Energy Corp.	79	20,445
Williams Companies, Inc.	493	36,628

Total Energy		1,548,604

Financials – 19.30%
Aegon Ltd. – Class REG	1,797	15,168
Affiliated Managers Group, Inc.	49	16,615
Aflac, Inc.	12	1,378
Allstate Corp.	209	49,782
American Express Co.	661	223,571
American International Group, Inc.	982	73,155
Ameriprise Financial, Inc.	34	15,598
Annaly Capital Management, Inc.	258	5,764
Aon Plc – Class A	286	94,810
Apollo Global Management, Inc.	101	11,928
Arch Capital Group Ltd. (1)	4	357
Ares Capital Corp.	252	4,666
Arthur J. Gallagher & Co.	402	92,236
Associated Banc-Corp.	243	7,462
Bank of America Corp.	4,702	267,945
Bank of New York Mellon Corp.	774	111,975
Bank OZK	168	8,735
Berkshire Hathaway, Inc. – Class B (1)	398	198,994
Blackrock, Inc.	172	164,951
Blue Owl Capital Corp.	276	2,998
BOK Financial Corp.	39	5,438
Brookfield Asset Management Ltd. – Class A	248	11,144
Brookfield Corp.	1,372	58,446
Capital One Financial Corp.	886	177,651
Charles Schwab Corp.	4,199	387,482
Chime Financial, Inc. – Class A (1)	32	651
Chubb Ltd.	881	300,109
Citigroup, Inc.	1,174	164,362
Citizens Financial Group, Inc.	477	33,423
CME Group, Inc. – Class A	12	2,585
Corebridge Financial, Inc.	418	11,970
Equitable Holdings, Inc.	1,489	65,350
Essent Group Ltd.	99	6,382
Everest Group Ltd.	18	6,573
Fidelity National Information Services, Inc.	1,501	58,352
Fifth Third Bancorp	911	51,332
First Citizens BancShares, Inc. – Class A	14	29,131
First Horizon Corp.	870	22,294
Fiserv, Inc. (1)	257	12,621
FNB Corp.	385	7,353
Freedom Holding Corp. (1)	2	247
Global Payments, Inc.	163	11,858
Goldman Sachs Group, Inc.	41	41,892
Hartford Insurance Group, Inc.	237	31,453
Huntington Bancshares, Inc.	3,268	57,935
Interactive Brokers Group, Inc. – Class A	57	4,983
Jefferies Financial Group, Inc.	1,824	91,157
JP Morgan Chase & Co.	492	160,930
KKR & Co., Inc. – Class Miscella	286	26,286
Lincoln National Corp.	125	4,433

The accompanying notes are an integral part of these financial statements.

457

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Loews Corp.	563	$63,749
LPL Financial Holdings, Inc.	190	53,435
M&T Bank Corp.	28	6,569
Marsh & McLennan Companies, Inc.	935	155,915
Mastercard, Inc. – Class A	434	223,112
MetLife, Inc.	3,083	260,888
MGIC Investment Corp.	466	13,147
Moody’s Corp.	28	12,541
Morgan Stanley	122	25,566
PayPal Holdings, Inc.	290	12,508
PNC Financial Services Group, Inc.	12	2,969
Progressive Corp.	562	122,683
Prosperity Bancshares, Inc.	1,492	108,945
Prudential Financial, Inc.	5	553
Radian Group, Inc.	311	11,704
Regions Financial Corp.	636	19,197
Reinsurance Group of America, Inc. – Class A	41	8,782
Rithm Capital Corp.	534	5,014
Rocket Companies, Inc. – Class A (1)	20	322
Ryan Specialty Holdings, Inc. – Class A	185	6,985
S&P Global, Inc.	267	108,789
SLM Corp.	4,698	121,872
SoFi Technologies, Inc. (1)	273	4,892
State Street Corp.	406	68,811
Synchrony Financial	216	16,457
TFS Financial Corp.	26	468
TPG, Inc. (1)(2)(3)	10	0
Travelers Companies, Inc.	6	1,862
Truist Financial Corp.	139	6,905
Unum Group	124	11,095
US Bancorp	1,351	81,578
Visa, Inc. – Class A	869	298,203
Voya Financial, Inc.	73	6,591
Webster Financial Corp.	74	5,683
Wells Fargo & Co.	5,645	466,539
Western Union Co.	390	3,001
WEX, Inc. (1)	66	9,248
Willis Towers Watson Plc	254	66,485
Zions Bancorp N.A.	283	19,558

Total Financials		5,624,532

Healthcare – 15.03%
Abbott Laboratories	877	79,602
AbbVie, Inc.	76	19,119
Alnylam Pharmaceuticals, Inc. (1)	57	17,189
Amgen, Inc.	211	76,442
Arrowhead Pharmaceuticals, Inc. (1)	2	172
AstraZeneca Plc	179	33,966
Avantor, Inc. (1)	10,960	108,503
Baxter International, Inc.	2,197	46,836
Becton Dickinson & Co.	371	56,112
Biogen, Inc. (1)	134	29,060
BioMarin Pharmaceutical, Inc. (1)	583	33,331
Boston Scientific Corp. (1)	6	268
Bridgebio Pharma, Inc. (1)	3	207
Bristol Myers Squibb Co.	1,279	73,717
Cardinal Health, Inc.	275	65,402
Caris Life Sciences, Inc. (1)	5	87
Charles River Laboratories International, Inc. (1)	99	22,360

	Shares (000s)	Value (000s)
Cigna Group	623	$171,680
CVS Health Corp.	2,873	297,194
Danaher Corp.	653	124,345
DaVita, Inc. (1)	63	14,038
Edwards Lifesciences Corp. (1)	11	972
Elanco Animal Health, Inc. (1)	2,128	52,373
Elevance Health, Inc.	610	235,917
Eli Lilly & Co.	267	319,698
Exelixis, Inc. (1)	316	17,215
GE HealthCare Technologies, Inc.	2,691	172,282
Gilead Sciences, Inc.	1,091	137,856
GSK Plc – ADR	1,691	88,658
Guardant Health, Inc. (1)	3	390
Haleon Plc – ADR	4,962	46,292
HCA Healthcare, Inc.	63	24,518
Humana, Inc.	20	8,108
IDEXX Laboratories, Inc. (1)	16	8,541
Illumina, Inc. (1)	12	2,140
Incyte Corp. (1)	574	65,023
Ionis Pharmaceuticals, Inc. (1)	1	67
Jazz Pharmaceuticals Plc (1)	110	26,614
Johnson & Johnson	718	182,471
LivaNova Plc (1)	136	11,167
Medtronic Plc	1,884	147,361
Merck & Co., Inc.	3,439	441,950
Mettler-Toledo International, Inc. (1)	1	1,422
Moderna, Inc. (1)	100	7,006
Molina Healthcare, Inc. (1)	50	11,378
Neurocrine Biosciences, Inc. (1)	189	31,769
Novo Nordisk – ADR	1,234	59,168
Pfizer, Inc.	1,529	36,830
QIAGEN NV	283	11,060
Regeneron Pharmaceuticals, Inc.	153	95,526
Roivant Sciences Ltd. (1)	68	2,402
Royalty Pharma Plc – Class A	10	567
Sanofi SA – ADR	967	41,256
Sotera Health Co. (1)	45	799
Stryker Corp.	451	142,125
Tenet Healthcare Corp. (1)	4	663
Thermo Fisher Scientific, Inc.	147	73,698
United Therapeutics Corp. (1)	16	8,669
UnitedHealth Group, Inc.	877	364,698
Universal Health Services, Inc. – Class B	52	7,774
Veeva Systems, Inc. – Class A (1)	7	1,319
Vertex Pharmaceuticals, Inc. (1)	12	5,753
Viatris, Inc.	3,894	61,832
Viking Therapeutics, Inc. (1)	9	350
Waters Corp. (1)	73	27,303
West Pharmaceutical Services, Inc.	2	868
Zimmer Biomet Holdings, Inc.	1,241	106,826
Zoetis, Inc. – Class A	251	18,008

Total Healthcare		4,378,312

Industrials – 12.16%
3M Co.	112	18,114
AECOM	836	58,338
AGCO Corp.	386	46,220
Airbus SE	12	2,765
Allison Transmission Holdings, Inc.	129	14,589
AMETEK, Inc.	381	92,181

The accompanying notes are an integral part of these financial statements.

458

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
API Group Corp. (1)	2	$82
Atkore, Inc.	68	5,194
Automatic Data Processing, Inc.	563	126,153
Boeing Co. (1)	238	51,580
Booz Allen Hamilton Holding Corp. – Class A	321	19,453
Brink’s Co.	72	6,756
BWX Technologies, Inc.	15	2,824
CACI International, Inc. – Class A (1)	203	94,260
Canadian National Railway Co.	584	69,656
Carrier Global Corp.	1,006	73,797
Caterpillar, Inc.	107	113,916
CH Robinson Worldwide, Inc.	7	1,298
CNH Industrial NV	996	11,185
CSX Corp.	1,437	68,285
Cummins, Inc.	26	18,225
Curtiss-Wright Corp.	6	4,647
Deere & Co.	118	74,819
Delta Air Lines, Inc.	188	17,636
Everus Construction Group, Inc. (1)	11	1,814
Expeditors International of Washington, Inc.	3	557
Fastenal Co.	209	10,048
FedEx Corp.	284	88,962
FedEx Freight Holding Co., Inc. (1)	269	40,567
Fortive Corp.	3,244	198,181
General Dynamics Corp.	24	8,643
General Electric Co.	129	48,259
Genpact Ltd.	198	5,431
GFL Environmental, Inc.	254	9,341
Honeywell Aerospace, Inc. (1)	348	76,926
Honeywell International, Inc.	348	77,908
Huntington Ingalls Industries, Inc.	24	6,801
Ingersoll Rand, Inc.	132	10,852
JB Hunt Transport Services, Inc.	322	93,285
Johnson Controls International Plc	2,455	358,714
L3Harris Technologies, Inc.	175	50,907
Leidos Holdings, Inc.	42	4,314
Lennox International, Inc.	3	1,604
Lincoln Electric Holdings, Inc.	9	2,413
Lockheed Martin Corp.	18	9,221
Louisiana-Pacific Corp.	3	226
Matson, Inc.	61	11,668
Middleby Corp. (1)	40	6,939
Mueller Industries, Inc.	110	13,559
Nordson Corp.	1	273
Norfolk Southern Corp.	126	39,726
Northrop Grumman Corp.	265	135,149
nVent Electric Plc	30	5,113
Old Dominion Freight Line, Inc.	29	6,367
Oshkosh Corp.	109	16,745
Owens Corning	82	12,971
Parker-Hannifin Corp.	9	8,856
RBC Bearings, Inc. (1)	6	4,157
Rockwell Automation, Inc.	76	37,657
RTX Corp.	1,156	219,406
Ryder System, Inc.	91	23,999
Science Applications International Corp.	80	8,866
Siemens AG	212	68,023
Snap-on, Inc.	24	9,738

	Shares (000s)	Value (000s)
Southwest Airlines Co.	1,200	$61,727
StandardAero, Inc. (1)	778	23,258
Stanley Black & Decker, Inc.	807	75,942
Sunbelt Rentals Holdings, Inc.	1,260	94,253
Textron, Inc.	277	25,409
Trane Technologies Plc	210	102,898
TransDigm Group, Inc.	8	10,817
TransUnion	715	51,558
Uber Technologies, Inc. (1)	1,477	106,568
Union Pacific Corp.	115	31,165
United Airlines Holdings, Inc. (1)	154	20,902
United Parcel Service, Inc. – Class B	544	58,514
Upwork, Inc. (1)	232	1,941
Valmont Industries, Inc.	1	694
Verisk Analytics, Inc. – Class A	66	11,795
WESCO International, Inc.	389	134,544
Westinghouse Air Brake Technologies Corp.	12	3,252

Total Industrials		3,541,396

Information Technology – 17.63%
Accenture Plc – Class A	40	4,967
Adobe, Inc. (1)	234	47,872
Advanced Micro Devices, Inc. (1)	26	14,982
Amdocs Ltd.	211	10,674
Amphenol Corp. – Class A	694	122,390
Analog Devices, Inc.	48	19,179
Apple, Inc.	1,754	507,399
Applied Materials, Inc.	133	95,810
Arrow Electronics, Inc. (1)	90	19,292
Avnet, Inc.	229	20,322
Broadcom, Inc.	951	359,202
Cirrus Logic, Inc. (1)	81	11,999
Cisco Systems, Inc.	1,092	128,213
Cognex Corp.	33	2,368
Cognizant Technology Solutions Corp. – Class A	514	19,888
Coherent Corp. (1)	370	146,123
Crane NXT Co.	45	2,287
Dell Technologies, Inc. – Class C	132	57,114
Dropbox, Inc. – Class A (1)	498	13,686
DXC Technology Co. (1)	167	1,476
Dynatrace, Inc. (1)	247	10,857
Entegris, Inc.	713	128,225
F5, Inc. (1)	1	409
Fair Isaac Corp. (1)	1	1,376
Flex Ltd. (1)	79	12,880
Gen Digital, Inc.	212	5,277
GoDaddy, Inc. – Class A (1)	80	6,773
GPGI, Inc. – Class A	7,661	121,431
Hewlett Packard Enterprise Co.	5,240	236,354
HP, Inc.	2,060	45,185
Intel Corp. (1)	940	131,201
International Business Machines Corp.	346	97,274
Jabil, Inc.	20	7,825
Keysight Technologies, Inc. (1)	12	4,119
KLA Corp.	780	235,241
Littelfuse, Inc.	302	137,427
Microchip Technology, Inc.	1,425	129,948
Microsoft Corp.	1,963	732,184

The accompanying notes are an integral part of these financial statements.

459

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
NXP Semiconductors NV	297	$83,352
ON Semiconductor Corp. (1)	12	1,091
Oracle Corp.	577	84,497
Qnity Electronics, Inc.	1,027	167,752
QUALCOMM, Inc.	1,462	270,212
Ralliant Corp.	654	48,133
Roper Technologies, Inc.	226	76,544
Salesforce, Inc.	322	50,468
Sandisk Corp. (1)	10	21,600
Skyworks Solutions, Inc.	212	14,364
Synopsys, Inc. (1)	3	1,428
Taiwan Semiconductor Manufacturing Co. Ltd.	1,836	144,843
TD SYNNEX Corp.	113	30,290
TE Connectivity Plc	998	201,296
Teledyne Technologies, Inc. (1)	56	37,613
Texas Instruments, Inc.	811	241,706
Zoom Communications, Inc. – Class A (1)	113	9,779

Total Information Technology		5,134,197

Materials – 3.90%
Air Products & Chemicals, Inc.	606	177,782
Almonty Industries, Inc. (1)	24	400
Avery Dennison Corp.	98	15,879
Axalta Coating Systems Ltd. (1)	3,405	116,507
Cabot Corp.	121	10,953
Celanese Corp. – Class A	462	21,270
CF Industries Holdings, Inc.	666	72,060
CRH Plc	970	103,747
Crown Holdings, Inc.	92	10,299
DuPont de Nemours, Inc.	552	74,840
Eastman Chemical Co.	97	6,512
Ecolab, Inc.	16	4,505
Element Solutions, Inc.	83	3,973
Freeport-McMoRan, Inc.	1,736	109,193
Graphic Packaging Holding Co.	250	2,644
International Flavors & Fragrances, Inc.	800	63,336
International Paper Co.	1,444	54,999
James Hardie Industries Plc (1)	9	244
Linde Plc	317	164,659
Martin Marietta Materials, Inc.	3	1,618
MP Materials Corp. (1)	6	360
NewMarket Corp.	16	12,422
Newmont Corp.	332	31,027
Packaging Corp. of America	2	527
Royal Gold, Inc.	1	296
Sherwin-Williams Co.	16	5,374
Silgan Holdings, Inc.	179	8,295
Sonoco Products Co.	248	13,965
Southern Copper Corp.	31	5,401
Steel Dynamics, Inc.	57	13,020
Vulcan Materials Co.	8	2,471
West Fraser Timber Co. Ltd.	393	26,590

Total Materials		1,135,168

Real Estate – 2.70%
American Assets Trust, Inc.	216	5,328
American Tower Corp.	242	39,565
Brandywine Realty Trust	330	1,047
Brixmor Property Group, Inc.	7	212
CBRE Group, Inc. – Class A (1)	1	97

	Shares (000s)	Value (000s)
CoStar Group, Inc. (1)	103	$2,909
Cousins Properties, Inc.	285	8,553
Crown Castle, Inc.	3	257
Digital Realty Trust, Inc.	540	96,916
Equinix, Inc.	4	3,757
Equity Residential	808	54,903
Gaming & Leisure Properties, Inc.	772	34,359
Host Hotels & Resorts, Inc.	672	15,921
Iron Mountain, Inc.	6	708
Millrose Properties, Inc.	37	1,112
Omega Healthcare Investors, Inc.	381	18,168
Outfront Media, Inc.	303	9,910
Prologis, Inc.	896	121,437
Public Storage	273	86,795
Rayonier, Inc.	1,863	39,644
Realty Income Corp.	23	1,455
Rexford Industrial Realty, Inc.	855	28,629
SBA Communications Corp. – Class A	415	73,308
Sun Communities, Inc.	487	58,381
Ventas, Inc.	139	12,370
VICI Properties, Inc. – Class A	1,964	52,152
Welltower, Inc.	28	6,332
Weyerhaeuser Co.	478	11,448

Total Real Estate		785,673

Utilities – 4.11%
Alliant Energy Corp.	633	48,297
Ameren Corp.	390	44,057
American Electric Power Co., Inc.	266	36,347
American Water Works Co., Inc.	491	64,597
Atmos Energy Corp.	4	659
CenterPoint Energy, Inc.	2,550	112,302
Clearway Energy, Inc. – Class C	32	1,101
CMS Energy Corp.	6	483
Consolidated Edison, Inc.	7	816
Constellation Energy Corp.	13	3,291
Dominion Energy, Inc.	648	44,233
DTE Energy Co.	39	5,990
Duke Energy Corp.	29	3,689
Edison International	180	13,423
Entergy Corp.	1,224	140,574
Evergy, Inc.	2	207
Eversource Energy	3	185
Exelon Corp.	24	1,140
FirstEnergy Corp.	8	387
IDACORP, Inc. – Class Rights (2)	0	30
MDU Resources Group, Inc.	5,119	108,577
National Fuel Gas Co.	163	12,578
NextEra Energy, Inc.	521	45,750
NiSource, Inc.	15	722
Oklo, Inc. – Class A (1)	172	8,996
PG&E Corp.	6,064	102,004
Pinnacle West Capital Corp.	976	104,432
PPL Corp.	16	587
Public Service Enterprise Group, Inc.	16	1,290
Sempra	495	45,928
Southern Co.	1,114	106,645
UGI Corp.	387	13,370
WEC Energy Group, Inc.	13	1,486

The accompanying notes are an integral part of these financial statements.

460

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Xcel Energy, Inc.	1,515	$121,665

Total Utilities		1,195,838

Total Common Stocks (Cost: $22,122,365)		28,410,933

CONVERTIBLE PREFERRED STOCKS – 0.11%
Industrials – 0.07%
Boeing Co., 6.00%	321	21,614

Total Industrials		21,614

Utilities – 0.04%
Southern Co., 7.13%	229	11,386

Total Utilities		11,386

Total Convertible Preferred Stocks (Cost: $28,814)		33,000

SHORT-TERM INVESTMENTS – 2.12%
Money Market Funds – 2.02%
JP Morgan U.S. Government Money Market Fund – Class IM, 3.59% (4)	589,100	589,100

Total Money Market Funds (Cost: $589,100)		589,100

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.10%
Citibank, London, 1.38% due 07/01/2026	EUR	7,802	$8,915
Citibank, London, 2.92% due 07/01/2026	GBP	4	6
Citibank, New York, 3.12% due 07/01/2026		$1,551	1,551
JP Morgan, New York, 3.12% due 07/01/2026		2,723	2,723
Royal Bank of Canada, Toronto, 1.27% due 07/02/2026	CAD	84	60
Skandinaviska Enskilda Banken AB, Stockholm, 0.83% due 07/01/2026 (2)	SEK	0	0
Sumitomo Trust Bank, London, 3.12% due 07/01/2026		$15,819	15,819

Total Time Deposits (Cost: $29,074)			29,074

Total Short-Term Investments (Cost: $618,174)			618,174

TOTAL INVESTMENTS IN SECURITIES – 99.77% (Cost: $22,769,353)			29,062,107

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.23%			66,950

TOTAL NET ASSETS – 100.00%			$29,129,057

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

CAD Canadian Dollar

EUR Euro

GBP British Pound

SEK Swedish Krona

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)

Security that is valued using significant unobservable inputs and is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
1,899	S&P 500 E-mini Future	Sep. 2026	$710,927	$716,707	$5,780

					$5,780

The accompanying notes are an integral part of these financial statements.

461

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

June 30, 2026

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.89%
Communication Services – 11.02%
Alphabet, Inc. – Class A	1,242	$443,890
Alphabet, Inc. – Class C	470	166,003
AT&T, Inc.	144	2,990
EchoStar Corp. – Class A (1)	66	6,682
Electronic Arts, Inc.	44	9,070
Fox Corp. – Class B	42	1,969
Live Nation Entertainment, Inc. (1)	13	2,357
Meta Platforms, Inc. – Class A	204	114,636
Netflix, Inc. (1)	1,011	72,208
Omnicom Group, Inc.	20	1,426
ROBLOX Corp. – Class A (1)	209	11,374
Space Exploration Technologies Corp. – Class A (1)	95	16,266
Spotify Technology SA (1)	11	5,264
T-Mobile U.S., Inc.	95	15,868
Trade Desk, Inc. – Class A (1)	233	4,211
Walt Disney Co.	163	15,644
Warner Music Group Corp. – Class A	1,037	28,072

Total Communication Services		917,930

Consumer Discretionary – 6.81%
Airbnb, Inc. – Class A (1)	12	1,730
Amazon.com, Inc. (1)	743	177,110
Aptiv Plc (1)	358	21,982
Aramark	207	11,763
AutoZone, Inc. (1)(2)	0	610
Booking Holdings, Inc.	125	22,191
Carnival Corp. Ltd.	1,465	41,861
Chipotle Mexican Grill, Inc. – Class A (1)	444	15,087
Darden Restaurants, Inc.(2)	0	1
Domino’s Pizza, Inc.	2	550
DoorDash, Inc. – Class A (1)	105	19,292
eBay, Inc.	30	3,315
General Motors Co.	40	3,112
Hilton Worldwide Holdings, Inc.	8	2,582
Home Depot, Inc.	31	10,884
Las Vegas Sands Corp.	117	5,407
Lithia Motors, Inc. – Class A	7	2,132
Lululemon Athletica, Inc. (1)	132	15,109
Marriott International, Inc. – Class A	18	6,663
McDonald’s Corp.	7	1,817
MercadoLibre, Inc. (1)	9	15,962
NIKE, Inc. – Class B	87	3,566
O’Reilly Automotive, Inc. (1)	16	1,434
Pool Corp.	22	4,734
Ralph Lauren Corp. – Class A	1	456
Ross Stores, Inc.	66	13,982
Sea Ltd. – ADR (1)	146	14,030
SharkNinja, Inc. (1)	38	5,777
Starbucks Corp.	29	2,937
Tesla, Inc. (1)	102	42,897
TJX Companies, Inc.	336	50,906
TopBuild Corp. (1)	44	15,556
Versigent Plc (1)	70	2,922
Wynn Resorts Ltd.	294	28,548

Total Consumer Discretionary		566,905

	Shares (000s)	Value (000s)
Consumer Staples – 3.31%
Altria Group, Inc.	29	$2,102
BJ’s Wholesale Club Holdings, Inc. (1)	73	6,394
Brown-Forman Corp. – Class B	54	1,442
Coca-Cola Co.	417	33,867
Colgate-Palmolive Co.	5	439
Conagra Brands, Inc.	272	3,665
Costco Wholesale Corp.	8	7,649
Dollar Tree, Inc. (1)	47	5,634
General Mills, Inc.	130	4,525
Keurig Dr Pepper, Inc.	1,113	36,431
Kimberly-Clark Corp.	12	1,334
Kroger Co.	4	195
Magnum Ice Cream Co. NV (1)	58	1,011
McCormick & Co., Inc.	29	1,482
Monster Beverage Corp. (1)	80	7,709
Philip Morris International, Inc.	107	19,309
Procter & Gamble Co.	338	49,522
Sprouts Farmers Market, Inc. (1)	331	27,968
Walmart, Inc.	576	65,215

Total Consumer Staples		275,893

Energy – 4.19%
Baker Hughes Co. – Class A	68	3,765
Chevron Corp.	350	58,016
ConocoPhillips	51	5,327
Diamondback Energy, Inc.	78	13,662
Enbridge, Inc.	609	33,023
EQT Corp.	305	16,214
Expand Energy Corp.	49	4,474
Exxon Mobil Corp.	768	105,043
Halliburton Co.	142	4,822
Kinder Morgan, Inc.	573	18,319
Marathon Petroleum Corp.	9	2,315
Permian Resources Corp. – Class A	1,596	29,381
Phillips 66	142	23,921
Plains GP Holdings LP – Class A (1)	818	19,842
Targa Resources Corp.	6	1,605
Texas Pacific Land Corp.	15	6,776
Valero Energy Corp.	6	1,576
Williams Companies, Inc.	10	722

Total Energy		348,803

Financials – 13.46%
Adyen NV – ADR (1)	1,495	13,914
Affirm Holdings, Inc. – Class A (1)	48	3,903
Aflac, Inc.	7	776
Allstate Corp.	41	9,688
American Express Co.	93	31,344
American International Group, Inc.	109	8,119
Ameriprise Financial, Inc.	3	1,557
Aon Plc – Class A	2	800
Apollo Global Management, Inc.	52	6,114
Arthur J. Gallagher & Co.	12	2,644
Axis Capital Holdings Ltd.	109	11,756
Bank of America Corp.	1,955	111,418
Berkshire Hathaway, Inc. – Class B (1)	199	99,382
Blackrock, Inc.	8	7,376
Blackstone, Inc. – Class A	58	6,775
Block, Inc. – Class A (1)	649	49,329

The accompanying notes are an integral part of these financial statements.

462

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Brown & Brown, Inc.	10	$647
Capital One Financial Corp.	140	28,074
Charles Schwab Corp.	191	17,651
Chubb Ltd.	66	22,484
Citigroup, Inc.	27	3,751
Citizens Financial Group, Inc.	74	5,193
CME Group, Inc. – Class A	45	9,891
FactSet Research Systems, Inc.	30	6,793
Fidelity National Information Services, Inc.	332	12,905
Fifth Third Bancorp	130	7,341
Fiserv, Inc. (1)	36	1,769
Globe Life, Inc.	34	6,077
Goldman Sachs Group, Inc.	8	7,862
Hartford Insurance Group, Inc.	77	10,219
Intercontinental Exchange, Inc.	95	11,690
Jefferies Financial Group, Inc.	680	33,974
JP Morgan Chase & Co.	286	93,457
KKR & Co., Inc. – Class Miscella	83	7,657
M&T Bank Corp.	37	8,716
Marsh & McLennan Companies, Inc.	95	15,857
Mastercard, Inc. – Class A	129	66,307
Moody’s Corp.	2	948
MSCI, Inc. – Class A	1	696
PNC Financial Services Group, Inc.	11	2,647
Progressive Corp.	155	33,868
Prosperity Bancshares, Inc.	363	26,479
Prudential Financial, Inc.	21	2,238
Raymond James Financial, Inc.	14	2,197
Regions Financial Corp.	50	1,516
Robinhood Markets, Inc. – Class A (1)	33	3,329
Rocket Companies, Inc. – Class A (1)	677	10,655
S&P Global, Inc.	9	3,474
SLM Corp.	1,369	35,520
State Street Corp.	2	275
TPG, Inc. (1)(2)(3)	27	0
Tradeweb Markets, Inc. – Class A	232	23,132
Travelers Companies, Inc.	129	42,586
US Bancorp	138	8,360
Visa, Inc. – Class A	384	131,821
Wells Fargo & Co.	461	38,098
Willis Towers Watson Plc	33	8,510
WR Berkley Corp.	21	1,457

Total Financials		1,121,016

Healthcare – 9.54%
Abbott Laboratories	350	31,765
AbbVie, Inc.	83	20,780
Amgen, Inc.	5	1,648
Argenx SE – ADR (1)	17	16,170
Avantor, Inc. (1)	1,927	19,073
Becton Dickinson & Co.	9	1,302
Bio-Techne Corp.	25	1,770
Boston Scientific Corp. (1)	177	7,551
Bristol Myers Squibb Co.	63	3,612
Cencora, Inc. – Class A	7	2,017
Charles River Laboratories International, Inc. (1)	11	2,448
Cigna Group	19	5,337
Danaher Corp.	105	20,039

	Shares (000s)	Value (000s)
DaVita, Inc. (1)	9	$2,035
DexCom, Inc. (1)	15	1,029
Edwards Lifesciences Corp. (1)	50	4,507
Elevance Health, Inc.	29	11,185
Eli Lilly & Co.	128	153,479
GE HealthCare Technologies, Inc.	365	23,388
Gilead Sciences, Inc.	25	3,096
HCA Healthcare, Inc.	2	844
Humana, Inc.	18	6,995
IDEXX Laboratories, Inc. (1)	4	2,045
Incyte Corp. (1)	27	3,091
Insulet Corp. (1)	25	3,812
Intuitive Surgical, Inc. (1)	85	33,619
IQVIA Holdings, Inc. (1)	12	2,373
Johnson & Johnson	259	65,661
Labcorp Holdings, Inc.	2	652
McKesson Corp.	3	2,242
Medpace Holdings, Inc. (1)	30	15,763
Medtronic Plc	328	25,694
Merck & Co., Inc.	464	59,645
Natera, Inc. (1)	87	23,515
Penumbra, Inc. (1)	13	3,951
Regeneron Pharmaceuticals, Inc.	7	4,609
ResMed, Inc.	4	756
Solventum Corp. (1)	6	456
Stryker Corp.	168	52,994
Thermo Fisher Scientific, Inc.	79	39,408
UnitedHealth Group, Inc.	213	88,452
Veeva Systems, Inc. – Class A (1)	42	7,486
Vertex Pharmaceuticals, Inc. (1)	15	7,560
Waters Corp. (1)	1	437
West Pharmaceutical Services, Inc.	16	5,745
Zoetis, Inc. – Class A	56	4,033

Total Healthcare		794,069

Industrials – 8.68%
3M Co.	24	3,829
AECOM	178	12,436
AerCap Holdings NV	93	13,572
Amentum Holdings, Inc. (1)	5	106
Automatic Data Processing, Inc.	59	13,103
Axon Enterprise, Inc. (1)	15	8,613
Boeing Co. (1)	259	56,081
BWX Technologies, Inc.	75	14,634
CACI International, Inc. – Class A (1)	68	31,502
Carrier Global Corp.	21	1,522
Caterpillar, Inc.	16	17,547
Cintas Corp.	10	1,632
Copart, Inc. (1)	243	6,838
CSX Corp.	41	1,946
Cummins, Inc. (2)	0	144
Deere & Co.	6	3,737
Delta Air Lines, Inc.	41	3,882
Dover Corp.	3	711
Eaton Corp. Plc	127	54,304
Emerson Electric Co.	140	20,094
Everus Construction Group, Inc. (1)	83	13,846
Expeditors International of Washington, Inc.	21	3,469
Fastenal Co.	3	153

The accompanying notes are an integral part of these financial statements.

463

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Ferguson Enterprises, Inc.	34	$7,984
Fortive Corp.	189	11,526
GE Vernova, Inc.	6	6,570
General Dynamics Corp.	9	3,116
General Electric Co.	10	3,907
HEICO Corp.	27	9,754
Honeywell Aerospace, Inc. (1)	83	18,374
Honeywell International, Inc.	83	18,609
Howmet Aerospace, Inc.	110	29,480
Illinois Tool Works, Inc.	6	1,521
Ingersoll Rand, Inc.	133	10,880
Jacobs Solutions, Inc.	14	1,786
JB Hunt Transport Services, Inc.	84	24,378
Johnson Controls International Plc	361	52,782
L3Harris Technologies, Inc.	37	10,832
Leidos Holdings, Inc.	23	2,339
Lockheed Martin Corp.	5	2,399
Norfolk Southern Corp.	13	4,034
Northrop Grumman Corp.	6	3,051
Old Dominion Freight Line, Inc.	38	8,215
PACCAR, Inc.	7	861
Parker-Hannifin Corp. (2)	0	477
Paychex, Inc.	72	7,091
Pentair Plc	21	1,617
Quanta Services, Inc.	8	5,493
Republic Services, Inc. – Class A	4	798
Rockwell Automation, Inc.	1	690
Rollins, Inc.	22	939
RTX Corp.	207	39,189
StandardAero, Inc. (1)	485	14,515
Trane Technologies Plc	6	3,146
Uber Technologies, Inc. (1)	386	27,829
Union Pacific Corp.	53	14,344
Vertiv Holdings Co. – Class A	37	12,549
Waste Management, Inc.	148	33,021
WESCO International, Inc.	112	38,757
Westinghouse Air Brake Technologies Corp. (2)	0	1
Xylem, Inc.	54	6,387

Total Industrials		722,942

Information Technology – 32.25%
Advanced Micro Devices, Inc. (1)	126	73,135
Akamai Technologies, Inc. (1)	14	1,708
Amphenol Corp. – Class A	326	57,397
Analog Devices, Inc.	23	9,133
Apple, Inc.	1,276	369,303
Applied Materials, Inc.	7	5,261
AppLovin Corp. – Class A (1)	16	8,365
Arista Networks, Inc. (1)	449	76,298
ASM International NV – Class REG	26	29,658
ASML Holding NV – Class REG	41	81,181
Autodesk, Inc. (1)	13	2,564
Broadcom, Inc.	597	225,700
Cadence Design Systems, Inc. (1)	37	13,784
CDW Corp.	28	3,962
Ciena Corp. (1)	45	21,937
Cisco Systems, Inc.	186	21,828
Coherent Corp. (1)	150	59,285
Corning, Inc.	62	15,734

	Shares (000s)	Value (000s)
Datadog, Inc. – Class A (1)	78	$20,291
Dell Technologies, Inc. – Class C	23	9,816
Entegris, Inc.	395	70,973
Fabrinet (1)	10	5,735
Fair Isaac Corp. (1)	3	3,077
Figma, Inc. – Class A (1)	295	5,343
First Solar, Inc. (1)	22	5,198
Fortinet, Inc. (1)	24	3,672
Gartner, Inc. (1)	49	6,409
GPGI, Inc. – Class A	1,904	30,178
Hewlett Packard Enterprise Co.	1,367	61,659
HubSpot, Inc. (1)	59	10,757
Intel Corp. (1)	125	17,400
Intuit, Inc.	20	5,195
Keysight Technologies, Inc. (1)	17	5,887
KLA Corp.	57	17,092
Lam Research Corp.	45	19,443
Lattice Semiconductor Corp. (1)	140	21,388
Littelfuse, Inc.	103	46,936
Microchip Technology, Inc.	368	33,543
Micron Technology, Inc.	28	32,618
Microsoft Corp.	603	225,092
MongoDB, Inc. – Class A (1)	22	7,245
Motorola Solutions, Inc.	2	762
NVIDIA Corp.	2,975	595,314
NXP Semiconductors NV	79	22,199
ON Semiconductor Corp. (1)	44	4,177
Oracle Corp.	193	28,283
Palantir Technologies, Inc. – Class A (1)	25	2,955
Palo Alto Networks, Inc. (1)	142	48,513
Qnity Electronics, Inc.	291	47,498
QUALCOMM, Inc.	151	27,905
Salesforce, Inc.	42	6,539
Samsara, Inc. – Class A (1)	352	11,425
ServiceNow, Inc. (1)	93	9,229
Shopify, Inc. – Class A (1)	141	16,070
Skyworks Solutions, Inc.	34	2,297
Snowflake, Inc. – Class A (1)	29	7,394
Synopsys, Inc. (1)	4	1,649
TE Connectivity Plc	130	26,269
Teledyne Technologies, Inc. (1)	5	3,206
Texas Instruments, Inc.	176	52,559
Tower Semiconductor Ltd. (1)	58	15,060
Trimble, Inc. (1)	22	1,124
Tyler Technologies, Inc. (1)	6	1,664
Workday, Inc. – Class A (1)	52	6,412
Zebra Technologies Corp. – Class A (1)	24	6,442

Total Information Technology		2,686,125

Materials – 3.85%
Air Products & Chemicals, Inc.	91	26,620
Albemarle Corp.	22	2,980
Axalta Coating Systems Ltd. (1)	1,030	35,245
Corteva, Inc.	8	685
CRH Plc	317	33,878
Crown Holdings, Inc.	70	7,801
DuPont de Nemours, Inc.	139	18,890
Ecolab, Inc.	69	19,278
Freeport-McMoRan, Inc.	452	28,422
International Flavors & Fragrances, Inc.	115	9,089

The accompanying notes are an integral part of these financial statements.

464

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
International Paper Co.	151	$5,746
Knife River Corp. (1)	118	9,867
Linde Plc	99	51,438
LyondellBasell Industries NV – Class A	197	10,352
Newmont Corp.	63	5,842
Nucor Corp.	9	1,938
Sherwin-Williams Co.	35	12,037
Solstice Advanced Materials, Inc.	20	1,735
Vulcan Materials Co.	131	38,714

Total Materials		320,557

Real Estate – 2.10%
Alexandria Real Estate Equities, Inc.	97	5,133
American Tower Corp.	183	29,939
AvalonBay Communities, Inc.	5	913
BXP, Inc.	22	1,457
CBRE Group, Inc. – Class A (1)	1	141
CoStar Group, Inc. (1)	232	6,565
Digital Realty Trust, Inc.	150	27,008
Equinix, Inc.	2	2,309
Equity Residential	82	5,565
Extra Space Storage, Inc.	9	1,246
Host Hotels & Resorts, Inc.	162	3,852
Howard Hughes Holdings, Inc. (1)	33	2,392
Mid-America Apartment Communities, Inc.	33	4,616
Prologis, Inc.	282	38,213
Public Storage	62	19,647
Realty Income Corp.	36	2,249
Simon Property Group, Inc.	10	2,300
VICI Properties, Inc. – Class A	435	11,560
Weyerhaeuser Co.	404	9,663

Total Real Estate		174,768

Utilities – 3.68%
Alliant Energy Corp.	44	3,372
Ameren Corp.	15	1,688
American Electric Power Co., Inc.	34	4,682
Atmos Energy Corp.	17	2,973
CenterPoint Energy, Inc.	737	32,450
Consolidated Edison, Inc.	35	3,829
Constellation Energy Corp.	19	4,629
DTE Energy Co.	2	331
Duke Energy Corp.	36	4,500
Entergy Corp.	687	78,862
Eversource Energy	70	5,077

	Shares (000s)	Value (000s)
Exelon Corp.	79	$3,700
FirstEnergy Corp.	100	4,759
MDU Resources Group, Inc.	1,466	31,089
NextEra Energy, Inc.	81	7,106
NiSource, Inc.	6	291
PG&E Corp.	1,708	28,734
Pinnacle West Capital Corp.	306	32,793
PPL Corp.	46	1,679
Sempra	45	4,174
Southern Co.	59	5,635
WEC Energy Group, Inc.	117	13,715
Xcel Energy, Inc.	381	30,591

Total Utilities		306,659

Total Common Stocks (Cost: $5,324,079)		8,235,667

SHORT-TERM INVESTMENTS – 0.95%
Money Market Funds – 0.95%
JP Morgan U.S. Government Money Market Fund – Class IM, 3.59% (4)	78,955	78,955

Total Money Market Funds (Cost: $78,955)		78,955

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00% (5)
Citibank, New York, 3.12% due 07/01/2026	$179	179

Total Time Deposits (Cost: $179)		179

Total Short-Term Investments (Cost: $79,134)		79,134

TOTAL INVESTMENTS IN SECURITIES – 99.84% (Cost: $5,403,213)		8,314,801

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.16%		12,917

TOTAL NET ASSETS – 100.00%		$8,327,718

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Security that is valued using significant unobservable inputs and is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

465

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2026

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.16%
Communication Services – 2.96%
Anterix, Inc. (1)	2	$228
AST SpaceMobile, Inc. – Class A (1)	38	3,376
Atlanta Braves Holdings, Inc. – Class A (1)	1	83
Atlanta Braves Holdings, Inc. – Class C (1)	9	447
Bandwidth, Inc. – Class A (1)	1	72
Boston Omaha Corp. – Class A (1)(2)	0	3
Bumble, Inc. – Class A (1)	353	1,130
Cargurus, Inc. – Class A (1)	15	512
Cinemark Holdings, Inc.	20	639
Cogent Communications Holdings, Inc.	9	130
CuriosityStream, Inc.	7	19
DoubleVerify Holdings, Inc. – Class Rights (1)	13	142
EchoStar Corp. – Class A (1)	5	506
Electronic Arts, Inc.	2	503
Emerald Holding, Inc.	2	12
Entravision Communications Corp. – Class A	2	29
EverQuote, Inc. – Class A (1)	6	133
EW Scripps Co. – Class A (1)	212	586
Fox Corp. – Class A	295	15,410
Fox Corp. – Class B	281	13,160
fuboTV, Inc. – Class A (1)	5	50
Globalstar, Inc. (1)	10	777
Gogo, Inc. (1)	418	1,296
Grindr, Inc. (1)	261	3,750
Ibotta, Inc. – Class A (1)	2	72
IDT Corp. – Class B	2	139
IMAX Corp. (1)	298	11,890
Iridium Communications, Inc.	1	75
John Wiley & Sons, Inc. – Class A	7	350
Liberty Broadband Corp. – Class A (1)	1	39
Liberty Broadband Corp. – Class C (1)	64	2,137
Liberty Capital Corp. – Class A (1)(2)	0	4
Liberty Capital Corp. – Class C (1)	1	25
Liberty Global Ltd. – Class A (1)	598	6,794
Liberty Global Ltd. – Class C (1)	706	7,763
Liberty Media Corp.-Liberty Formula One – Class A (1)	1	115
Liberty Media Corp.-Liberty Formula One – Class C (1)	425	40,476
Live Nation Entertainment, Inc. (1)	336	61,514
Lumen Technologies, Inc. (1)	530	4,072
Madison Square Garden Entertainment Corp. – Class A (1)	8	612
Magnite, Inc. (1)	27	517
MediaAlpha, Inc. – Class A (1)	7	82
Nexstar Media Group, Inc. – Class A	26	4,711
NIQ Global Intelligence Plc (1)	190	1,780
Optimum Communications, Inc. – Class A (1)	8	11
Pinterest, Inc. – Class A (1)	155	3,255
Playtika Holding Corp.	3	10
QuinStreet, Inc. (1)	87	1,270
Reddit, Inc. – Class A (1)	156	27,054
ROBLOX Corp. – Class A (1)	118	6,424
Roku, Inc. – Class A (1)	8	1,137

	Shares (000s)	Value (000s)
RUM Group, Inc. (1)	5	$30
Spotify Technology SA (1)	136	62,619
Stagwell, Inc. – Class A (1)	21	153
Take-Two Interactive Software, Inc. (1)	79	19,800
TechTarget, Inc. (1)	1	2
TKO Group Holdings, Inc. – Class A	85	17,029
Trade Desk, Inc. – Class A (1)	84	1,510
TripAdvisor, Inc. (1)	10	143
Trump Media & Technology Group Corp. (1)	16	127
USA TODAY Co., Inc. (1)	24	209
Versant Media Group, Inc.	90	3,233
Yelp, Inc. – Class A (1)	11	274
ZipRecruiter, Inc. – Class A (1)	12	46

Total Communication Services		330,496

Consumer Discretionary – 8.83%
Abercrombie & Fitch Co. – Class A (1)	41	3,702
Academy Sports & Outdoors, Inc.	100	4,718
Accel Entertainment, Inc. – Class A (1)	10	124
Acushnet Holdings Corp.	165	19,603
Amer Sports, Inc. (1)	179	6,041
American Public Education, Inc. (1)	22	1,204
Aramark	210	11,964
Arhaus, Inc. – Class A	10	84
Arko Corp.	315	2,527
AutoZone, Inc. (1)	7	21,697
Bally’s Corp. (1)	2	24
Bath & Body Works, Inc.	253	5,844
Best Buy Co., Inc.	114	8,666
Birkenstock Holding Plc (1)	2	104
BJ’s Restaurants, Inc. (1)	172	10,469
Black Rock Coffee Bar, Inc. – Class A (1)	2	15
Bloomin’ Brands, Inc.	404	3,689
Boot Barn Holdings, Inc. (1)	84	13,821
BorgWarner, Inc.	392	26,047
Bright Horizons Family Solutions, Inc. (1)	86	6,126
Brinker International, Inc. (1)	21	3,448
Buckle, Inc.	6	238
Build-A-Bear Workshop, Inc.	2	73
Burlington Stores, Inc. (1)	121	38,328
Camping World Holdings, Inc. – Class A	12	89
Carnival Corp. Ltd.	442	12,632
Carriage Services, Inc. – Class A	3	106
Cava Group, Inc. (1)	267	20,959
Cavco Industries, Inc. (1)	1	912
Champion Homes, Inc. (1)	11	939
Cheesecake Factory, Inc.	9	700
Chewy, Inc. – Class A (1)	98	1,921
Chipotle Mexican Grill, Inc. – Class A (1)	317	10,782
Choice Hotels International, Inc.	2	170
Churchill Downs, Inc.	66	5,953
Coupang, Inc. – Class A (1)	249	4,327
Coursera, Inc. (1)	688	3,881
Covista, Inc. (1)	6	810
Cracker Barrel Old Country Store, Inc.	104	5,552
Darden Restaurants, Inc.	21	4,282
Dave & Buster’s Entertainment, Inc. (1)	5	61
Deckers Outdoor Corp. (1)	49	4,872
Dine Brands Global, Inc.	1	19
Domino’s Pizza, Inc.	19	5,492

The accompanying notes are an integral part of these financial statements.

466

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
DoorDash, Inc. – Class A (1)	293	$54,066
Dorman Products, Inc. (1)	5	718
DraftKings, Inc. – Class A (1)	92	2,313
Dream Finders Homes, Inc. – Class A (1)	1	24
Driven Brands Holdings, Inc. (1)	11	160
Duolingo, Inc. – Class A (1)	7	824
Dutch Bros, Inc. – Class A (1)	371	26,668
eBay, Inc.	9	954
Envela Corp. (1)	2	46
Ermenegildo Zegna NV	291	3,783
Etsy, Inc. (1)	10	790
EVgo, Inc. – Class A (1)	4	8
Expedia Group, Inc.	104	26,594
Figs, Inc. – Class A (1)	17	176
First Watch Restaurant Group, Inc. (1)	11	145
Five Below, Inc. (1)	121	21,804
Floor & Decor Holdings, Inc. – Class A (1)	6	374
Flutter Entertainment Plc (1)	25	2,543
Fox Factory Holding Corp. (1)	2	36
Frontdoor, Inc. (1)	14	1,074
Genesco, Inc. (1)(2)	0	5
Genius Sports Ltd. (1)	1,623	9,833
Gentherm, Inc. (1)	11	363
Global Business Travel Group I (1)	23	212
Grand Canyon Education, Inc. (1)	9	1,327
Green Brick Partners, Inc. (1)	2	157
Group 1 Automotive, Inc.	1	283
Groupon, Inc. – Class A (1)	5	119
H&R Block, Inc.	211	8,043
Hilton Grand Vacations, Inc. (1)	12	602
Inspired Entertainment, Inc. (1)	5	42
Installed Building Products, Inc.	72	16,453
Jack in the Box, Inc. (1)	3	46
KinderCare Learning Companies, Inc. (1)	6	27
Kontoor Brands, Inc.	9	708
Krispy Kreme, Inc. (1)	909	3,209
Kura Sushi USA, Inc. – Class A (1)	1	71
Las Vegas Sands Corp.	176	8,142
Latham Group, Inc. (1)	7	48
Laureate Education, Inc. – Class A (1)	8	303
LCI Industries (2)	0	50
Lear Corp.	8	1,041
Life Time Group Holdings, Inc. (1)	632	25,829
Lincoln Educational Services Corp. (1)	6	280
Lindblad Expeditions Holdings, Inc. (1)	56	1,570
Lithia Motors, Inc. – Class A	1	155
Livewire Group, Inc. (1)	4	4
Lovesac Co. (1)	2	29
Lululemon Athletica, Inc. (1)	20	2,310
MarineMax, Inc. (1)(2)	0	9
MasterCraft Boat Holdings, Inc. (1)(2)	0	5
McGraw Hill, Inc. (1)	4	37
Monarch Casino & Resort, Inc.	66	8,622
Murphy USA, Inc.	12	6,454
Nathan’s Famous, Inc. (2)	0	49
Navan, Inc. – Class A (1)	166	3,797
Norwegian Cruise Line Holdings Ltd. (1)	78	1,651
NVR, Inc. (1)(2)	0	55
Ollie’s Bargain Outlet Holdings, Inc. (1)	198	15,200
On Holding AG – Class A (1)	80	2,843

	Shares (000s)	Value (000s)
OneSpaWorld Holdings Ltd.	551	$15,565
Papa John’s International, Inc.	1	19
Patrick Industries, Inc.	96	8,653
Pattern Group, Inc. – Class A (1)	109	2,740
Peloton Interactive, Inc. – Class A (1)	341	2,014
Petco Health & Wellness Co., Inc. – Class A (1)	2	5
Phoenix Education Partners, Inc.	1	22
Planet Fitness, Inc. – Class A (1)	16	825
Pool Corp.	1	259
Pursuit Attractions & Hospitality, Inc. (1)(2)	0	12
Ralph Lauren Corp. – Class A	91	36,608
RealReal, Inc. (1)	587	6,925
Red Rock Resorts, Inc. – Class A	5	333
Restaurant Brands International, Inc.	41	3,004
Revolve Group, Inc. – Class A (1)	55	1,249
RH (1)(2)	0	74
Royal Caribbean Cruises Ltd.	80	25,365
Rush Street Interactive, Inc. – Class A (1)	108	3,219
Sabre Corp. (1)	18	38
Savers Value Village, Inc. (1)	7	69
Serve Robotics, Inc. (1)	11	73
Shake Shack, Inc. – Class A (1)	7	415
SharkNinja, Inc. (1)	164	24,987
Six Flags Entertainment Corp. (1)	15	314
Solid Power, Inc. (1)	3	8
Somnigroup International, Inc.	365	28,653
Sonic Automotive, Inc. – Class A	1	88
Sonos, Inc. (1)	21	285
Sportradar Group AG – Class A (1)	486	7,271
Steven Madden Ltd.	1	52
Stitch Fix, Inc. – Class A (1)	2	7
Stride, Inc. (1)	26	2,283
Sturm Ruger & Co., Inc.	1	36
Super Group SGHC Ltd.	328	4,451
Sweetgreen, Inc. – Class A (1)	668	5,885
Tapestry, Inc.	298	43,678
Texas Roadhouse, Inc. – Class A	180	34,828
ThredUp, Inc. – Class A (1)	168	1,148
TopBuild Corp. (1)(2)	0	129
Tractor Supply Co.	670	21,194
Travel + Leisure Co.	21	1,613
Ulta Beauty, Inc. (1)	2	950
United Parks & Resorts, Inc. (1)	5	234
Universal Technical Institute, Inc. (1)	277	11,848
Upbound Group, Inc.	4	76
Urban Outfitters, Inc. (1)	4	306
Vail Resorts, Inc.	5	727
Valvoline, Inc. (1)	21	845
VF Corp.	438	7,306
Victoria’s Secret & Co. (1)	44	3,713
Viking Holdings Ltd. (1)	826	86,494
Warby Parker, Inc. – Class A (1)	204	6,185
Wayfair, Inc. – Class A (1)	3	302
Wendy’s Co.	13	110
Williams-Sonoma, Inc.	3	763
Wingstop, Inc.	107	18,511
Winmark Corp.	20	8,269
Wolverine World Wide, Inc.	321	5,302
Wyndham Hotels & Resorts, Inc.	42	3,538

The accompanying notes are an integral part of these financial statements.

467

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
XPEL, Inc. (1)	5	$241
Xponential Fitness, Inc. – Class A (1)	5	36
YETI Holdings, Inc. (1)	125	6,193
Yum! Brands, Inc.	18	2,849

Total Consumer Discretionary		985,292

Consumer Staples – 2.30%
Archer-Daniels-Midland Co.	253	19,347
BJ’s Wholesale Club Holdings, Inc. (1)	4	315
BRC, Inc. – Class A (1)	17	19
Bunge Global SA	9	914
Cal-Maine Foods, Inc.	34	2,756
Casey’s General Stores, Inc.	37	29,482
Celsius Holdings, Inc. (1)	31	922
Chefs’ Warehouse, Inc. (1)	7	665
Coca-Cola Consolidated, Inc.	1	285
Darling Ingredients, Inc. (1)	4	195
Dollar General Corp.	235	27,082
Dollar Tree, Inc. (1)	192	23,228
elf Beauty, Inc. (1)	125	9,240
Energizer Holdings, Inc.	9	201
Estee Lauder Companies, Inc. – Class A	118	9,330
Forafric Global Plc (1)	1	11
Freshpet, Inc. (1)	3	150
Herbalife Ltd. (1)	14	190
Hershey Co.	3	587
Honest Co., Inc. (1)	9	32
Interparfums, Inc.	93	10,358
J&J Snack Foods Corp.	3	212
John B Sanfilippo & Son, Inc.	1	75
Kimberly-Clark Corp.	8	882
Kroger Co.	260	14,455
Lifeway Foods, Inc. (1)	1	28
Mama’s Creations, Inc. (1)	7	125
Marzetti Co.	4	437
MGP Ingredients, Inc.	154	2,699
Mission Produce, Inc. (1)	3	34
National Beverage Corp. (1)	5	141
Natural Grocers by Vitamin Cottage, Inc.	3	78
Nature’s Sunshine Products, Inc. (1)	1	18
Niagen Bioscience, Inc. (1)	10	33
Oil-Dri Corp. of America	2	156
Performance Food Group Co. (1)	4	395
PriceSmart, Inc.	5	953
Primo Brands Corp. – Class A	289	7,055
Simply Good Foods Co. (1)	189	2,507
Smithfield Foods, Inc.	44	1,062
Sprouts Farmers Market, Inc. (1)	33	2,785
Sysco Corp.	49	4,085
Turning Point Brands, Inc.	3	263
Tyson Foods, Inc. – Class A	244	13,981
US Foods Holding Corp. (1)	522	53,422
Vita Coco Co., Inc. (1)	44	2,904
Vital Farms, Inc. (1)	150	1,749
WD-40 Co.	45	10,959
Westrock Coffee Co. (1)	7	58

Total Consumer Staples		256,860

	Shares (000s)	Value (000s)
Energy – 3.54%
Antero Resources Corp. (1)	203	$7,131
APA Corp.	91	2,967
Archrock, Inc.	609	24,778
Atlas Energy Solutions, Inc. – Class A	11	176
Baker Hughes Co. – Class A	977	54,232
Cactus, Inc. – Class A	13	670
Calumet, Inc. (1)	1	53
Cameco Corp.	191	19,457
Centrus Energy Corp. – Class A (1)	2	418
Cheniere Energy, Inc.	18	4,366
Chord Energy Corp.	46	5,219
Comstock Resources, Inc. (1)	10	147
Core Natural Resources, Inc.	3	271
CVR Energy, Inc.	6	164
Delek U.S. Holdings, Inc.	84	4,254
DHT Holdings, Inc.	137	2,257
DT Midstream, Inc.	65	9,556
Energy Fuels, Inc. (1)	118	1,716
Energy Services of America Corp.	2	45
Evolution Petroleum Corp.	7	25
Expand Energy Corp.	232	21,125
FLEX LNG Ltd. (1)	1	26
Flowco Holdings, Inc. – Class A	2	49
Gulfport Energy Corp. (1)	75	12,790
Halliburton Co.	516	17,522
Helix Energy Solutions Group, Inc. (1)	6	54
HF Sinclair Corp.	199	13,873
Infinity Natural Resources, Inc. – Class A (1)(2)	0	5
Kinder Morgan, Inc.	365	11,679
Kinetik Holdings, Inc. – Class A	33	1,613
Kodiak Gas Services, Inc.	197	14,781
Kolibri Global Energy, Inc. (1)	1	7
Liberty Energy, Inc. – Class A	95	2,477
Lightbridge Corp. (1)	6	49
Magnolia Oil & Gas Corp. – Class A	425	10,876
Marathon Petroleum Corp.	90	23,042
Matador Resources Co.	219	10,884
National Energy Services Reunited Corp. (1)	1	40
Natural Gas Services Group, Inc.	1	22
NexGen Energy Ltd. (1)	1,129	10,604
NextDecade Corp. (1)	33	250
Noble Corp. Plc	115	4,282
Oceaneering International, Inc. (1)	64	2,594
OPAL Fuels, Inc. – Class A (1)	3	7
Par Pacific Holdings, Inc. (1)	20	1,143
Permian Resources Corp. – Class A	113	2,076
Phillips 66	120	20,218
Range Resources Corp.	338	12,568
REX American Resources Corp. (1)	1	66
Riley Exploration Permian, Inc.	1	18
Sable Offshore Corp. (1)	24	73
Seadrill Ltd. (1)	4	168
Select Water Solutions, Inc. – Class A	1	16
SFL Corp. Ltd. – Class B	177	1,801
Solaris Energy Infrastructure, Inc. – Class A	9	710
Targa Resources Corp.	40	10,848

The accompanying notes are an integral part of these financial statements.

468

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
TechnipFMC Plc	456	$30,203
Texas Pacific Land Corp.	11	4,807
Tidewater, Inc. (1)	75	5,016
Uranium Energy Corp. (1)	91	971
VAALCO Energy, Inc.	2	12
Viper Energy, Inc. – Class A	172	7,274
World Kinect Corp.	1	44

Total Energy		394,585

Financials – 8.04%
Abacus Global Management, Inc.	2	24
Acadian Asset Management, Inc.	207	14,823
Affirm Holdings, Inc. – Class A (1)	391	31,874
Ally Financial, Inc.	538	24,733
Amerant Bancorp, Inc. – Class A	3	74
American Coastal Insurance Corp.	3	30
American Integrity Insurance Group, Inc.	1	15
American International Group, Inc.	339	25,273
Ameriprise Financial, Inc.	23	10,774
AMERISAFE, Inc.	2	66
Angel Oak Mortgage REIT, Inc.	1	13
Apollo Commercial Real Estate Finance, Inc.	13	142
Ares Management Corp. – Class A	36	3,996
Arrow Financial Corp. (2)	0	14
Arthur J. Gallagher & Co.	72	16,472
Artisan Partners Asset Management, Inc. – Class A	132	4,570
Ategrity Specialty Holdings LLC (1)	1	14
Atlanticus Holdings Corp. (1)(2)	0	6
Axos Financial, Inc. (1)	12	1,169
Bakkt, Inc. – Class A (1)	1	7
Baldwin Insurance Group, Inc. – Class A (1)	18	484
Banc of California, Inc.	2	32
BancFirst Corp.	4	409
Bancorp, Inc. (1)	8	491
Bank First Corp. (2)	0	43
Bank of Hawaii Corp.	66	5,351
Bank7 Corp. (2)	0	7
BankUnited, Inc.	203	9,833
Bankwell Financial Group, Inc. (2)	0	10
Banner Corp.	186	12,374
BGC Group, Inc. – Class A	69	743
Block, Inc. – Class A (1)	337	25,589
Blue Owl Capital, Inc. – Class A	125	1,091
Bowhead Specialty Holdings, Inc. (1)	3	100
BRC Group Holdings, Inc. (1)	206	1,658
Bridgewater Bancshares, Inc. (1)	2	40
Brown & Brown, Inc.	6	369
Bullish (1)	191	4,479
Burford Capital Ltd.	25	101
California BanCorp	1	11
Capital Bancorp, Inc.	1	21
Carter Bankshares, Inc.	1	27
Cass Information Systems, Inc.	2	101
CBOE Global Markets, Inc.	69	16,640
Chaince Digital Holdings, Inc. (1)(2)	0	2
Citizens Financial Group, Inc.	369	25,838
Citizens Financial Services, Inc. (2)	0	6
City Holding Co.	2	231
Coastal Financial Corp. (1)	11	865

	Shares (000s)	Value (000s)
Cohen & Steers, Inc.	105	$7,960
Coinbase Global, Inc. – Class A (1)	11	1,620
Columbia Financial, Inc. (1)(2)	0	9
Commercial Bancgroup, Inc. (2)	0	6
Community Financial System, Inc.	2	155
Community West Bancshares	1	18
ConnectOne Bancorp, Inc.	2	77
Corpay, Inc. (1)	13	4,313
Crawford & Co. – Class A	3	35
Credit Acceptance Corp. (1)(2)	0	76
Customers Bancorp, Inc. (1)(2)	0	38
Dave, Inc. (1)	9	3,321
Dime Commercial Bancshares, Inc.	1	59
Donnelley Financial Solutions, Inc. (1)	4	148
Eagle Bancorp, Inc.	1	29
Enova International, Inc. (1)	5	1,096
Enterprise Financial Services Corp.	162	10,664
Equitable Holdings, Inc.	48	2,094
Esquire Financial Holdings, Inc.	1	170
Evercore, Inc. – Class A	87	29,566
Everest Group Ltd.	1	396
EVERTEC, Inc.	12	339
Exzeo Group, Inc. (1)(2)	0	5
F&G Annuities & Life, Inc. (2)	0	12
FactSet Research Systems, Inc.	1	118
Federal Agricultural Mortgage Corp. – Class C	50	10,054
Fidelity National Information Services, Inc.	102	3,952
Figure Technology Solutions, Inc. – Class A (1)	1	34
Finwise Bancorp (1)	1	13
First Bancorp	16	422
First Business Financial Services, Inc. (2)	0	5
First Community Corp. (2)	0	11
First Financial Bankshares, Inc.	26	888
First Financial Corp. (2)	0	24
First Horizon Corp.	48	1,221
First Internet Bancorp	1	22
First Merchants Corp.	231	10,074
First Western Financial, Inc. (1)	1	20
FirstCash Holdings, Inc.	150	32,359
Five Star Bancorp	2	98
Flywire Corp. (1)	20	358
FNB Corp.	312	5,950
Freedom Holding Corp. (1)	3	379
GBank Financial Holdings, Inc. (1)(2)	0	4
GCM Grosvenor, Inc. – Class A	10	125
Glacier Bancorp, Inc.	5	248
Goosehead Insurance, Inc. – Class A (1)	4	175
Greene County Bancorp, Inc.	1	30
Hamilton Insurance Group Ltd. – Class B	118	3,988
Hamilton Lane, Inc. – Class A	254	20,000
HCI Group, Inc.	18	3,078
Heritage Insurance Holdings, Inc. (1)	4	95
Hingham Institution for Savings (2)	0	9
Hippo Holdings, Inc. (1)	2	52
Hope Bancorp, Inc.	2	25
Houlihan Lokey, Inc. – Class A	36	4,845
Innventure, Inc. (1)	1	5
International Bancshares Corp.	1	80

The accompanying notes are an integral part of these financial statements.

469

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
International Money Express, Inc. (1)	5	$77
Invesco Ltd.	412	10,882
Investors Title Co. (2)	0	18
Jefferies Financial Group, Inc.	7	354
Jefferson Capital, Inc.	1	24
KeyCorp	1,427	32,892
Kingstone Companies, Inc.	2	41
Kingsway Corp. (1)	4	42
Kinsale Capital Group, Inc.	4	1,385
Lakeland Financial Corp.	156	9,644
Lazard, Inc. – Class A	4	157
Lemonade, Inc. (1)	48	3,122
LendingTree, Inc. (1)	27	1,190
Live Oak Bancshares, Inc.	3	123
LPL Financial Holdings, Inc.	15	4,281
Marex Group Plc	106	6,453
Markel Group, Inc. (1)(2)	0	945
MarketAxess Holdings, Inc.	109	12,397
Marqeta, Inc. – Class A (1)	31	126
Meridian Corp.	1	10
Metrocity Bankshares, Inc.	2	82
Metropolitan Bank Holding Corp. (2)	0	41
Miami International Holdings, Inc. (1)	27	1,000
Moelis & Co. – Class A	58	3,794
Morningstar, Inc.	17	2,728
MSCI, Inc. – Class A	48	26,630
Nasdaq, Inc.	205	16,132
NBT Bancorp, Inc.	242	11,952
NCR Atleos Corp. (1)	14	606
NerdWallet, Inc. – Class A (1)	8	71
Nicolet Bankshares, Inc.	1	119
NMI Holdings, Inc. – Class A (1)	171	7,018
Northeast Bank	1	114
Northern Trust Corp.	26	4,503
Northfield Bancorp, Inc.	1	17
Northrim BanCorp, Inc.	2	63
Old National Bancorp	8	203
OppFi, Inc. (1)	86	855
Orange County Bancorp, Inc.	1	21
Origin Bancorp, Inc. (2)	0	15
Oscar Health, Inc. – Class A (1)	127	3,628
Pagseguro Digital Ltd. – Class A	21	192
Palomar Holdings, Inc. – Class A (1)	162	20,521
Pathward Financial, Inc.	34	2,993
Patria Investments Ltd. – Class A	13	144
Payoneer Global, Inc. (1)	54	382
Paysign, Inc. (1)	7	55
PCB Bancorp (2)	0	10
Peapack Gladstone Financial Corp.	1	59
Peoples Financial Services Corp. (2)	0	17
Perella Weinberg Partners – Class A	13	200
Piper Sandler Companies	196	14,165
PJT Partners, Inc. – Class A	84	12,669
Popular, Inc.	146	23,981
Principal Financial Group, Inc.	60	6,470
Priority Technology Holdings, Inc. (1)	5	35
Provident Financial Services, Inc.	3	76
Regional Management Corp. (2)	0	12
Reinsurance Group of America, Inc. – Class A	30	6,346

	Shares (000s)	Value (000s)
Remitly Global, Inc. (1)	33	$732
Ridgepost Capital, Inc. – Class A	11	89
RLI Corp.	164	9,684
Robinhood Markets, Inc. – Class A (1)	375	37,643
Root, Inc. – Class A (1)	16	903
Ryan Specialty Holdings, Inc. – Class A	372	14,052
Selective Insurance Group, Inc.	10	983
ServisFirst Bancshares, Inc.	10	854
Sezzle, Inc. (1)	3	482
Shift4 Payments, Inc. – Class A (1)	13	615
Shore Bancshares, Inc.	1	22
SiriusPoint Ltd. (1)	341	8,173
Skyward Specialty Insurance Group, Inc. (1)	56	3,256
Slide Insurance Holdings, Inc. (1)	388	7,518
SLM Corp.	57	1,482
SmartFinancial, Inc.	1	25
SoFi Technologies, Inc. (1)	32	568
Southern Missouri Bancorp, Inc. (2)	0	13
StepStone Group, Inc. – Class A	13	552
Stewart Information Services Corp.	129	8,513
Stock Yards Bancorp, Inc.	5	364
StoneCo Ltd. – Class A	128	1,387
StoneX Group, Inc. (1)	320	37,949
Synchrony Financial	96	7,291
Texas Capital Bancshares, Inc.	44	4,575
Tiptree, Inc.	1	26
Toast, Inc. – Class A (1)	375	10,431
TPG, Inc. – Class A	25	1,005
Tradeweb Markets, Inc. – Class A	304	30,306
Triumph Financial, Inc. (1)	2	147
Trupanion, Inc. (1)	7	177
Two Harbors Investment Corp.	10	128
UMB Financial Corp.	25	3,547
Unity Bancorp, Inc.	1	40
Universal Insurance Holdings, Inc.	30	1,259
Unum Group	123	11,040
Upstart Holdings, Inc. (1)	17	585
USCB Financial Holdings, Inc.	1	18
UWM Holdings Corp.	7	16
Valley National Bancorp	23	342
Value Line, Inc. (2)	0	6
Victory Capital Holdings, Inc. – Class A	66	5,587
Virtu Financial, Inc. – Class A	103	6,129
Wealthfront Corp. (1)	4	37
Webull Corp. (1)	7	44
WesBanco, Inc.	1	40
West BanCorp, Inc. (2)	0	8
Western Alliance Bancorp	4	365
WEX, Inc. (1)	1	72
WisdomTree, Inc.	24	403
WSFS Financial Corp.	241	18,521
XP, Inc. – Class A	7	106
Zions Bancorp N.A.	67	4,612

Total Financials		896,806

Healthcare – 19.63%
10X Genomics, Inc. – Class A (1)	6	218
Abeona Therapeutics, Inc. (1)	8	52
Absci Corp. (1)	89	1,035
ACADIA Pharmaceuticals, Inc. (1)	24	611

The accompanying notes are an integral part of these financial statements.

470

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Adaptive Biotechnologies Corp. (1)	29	$612
ADC Therapeutics SA (1)	19	21
Addus HomeCare Corp. (1)	2	169
ADMA Biologics, Inc. (1)	211	1,766
Aduro Bioteech, Inc. (1)(3)	5	10
Agilent Technologies, Inc.	146	19,378
agilon health, Inc. (1)	2	259
AirSculpt Technologies, Inc. (1)	2	10
Akebia Therapeutics, Inc. (1)	6	7
Akero Therapeutics, Inc. (1)(3)	14	9
Aktis Oncology, Inc. (1)	2	64
Alector, Inc. (1)	2	3
Align Technology, Inc. (1)	77	13,032
Alignment Healthcare, Inc. (1)	131	3,130
Alkermes Plc (1)	395	20,692
Alnylam Pharmaceuticals, Inc. (1)	107	32,333
Alpha Teknova, Inc. (1)	2	12
Alphatec Holdings, Inc. (1)	887	7,672
Altimmune, Inc. (1)	25	75
AMN Healthcare Services, Inc. (1)	145	4,691
Amneal Pharmaceuticals, Inc. (1)	25	435
Amphastar Pharmaceuticals, Inc. (1)(2)	0	9
Amylyx Pharmaceuticals, Inc. (1)	246	4,420
AnaptysBio, Inc. (1)	26	1,775
Anavex Life Sciences Corp. (1)	17	43
AngioDynamics, Inc. (1)	2	23
ANI Pharmaceuticals, Inc. (1)	80	6,607
Anteris Technologies Global Corp. (1)	181	1,784
Apellis Pharmaceuticals, Inc. (1)(3)	21	1
Apogee Therapeutics, Inc. (1)	294	39,072
Aquestive Therapeutics, Inc. (1)	741	3,081
Arbutus Biopharma Corp. (1)	27	132
Arcturus Therapeutics Holdings, Inc. (1)	2	12
Arcus Biosciences, Inc. (1)	12	362
Arcutis Biotherapeutics, Inc. (1)	334	8,768
Ardelyx, Inc. (1)	46	233
Ardent Health, Inc. (1)(2)	0	2
Argenx SE – ADR (1)	129	119,863
ArriVent Biopharma, Inc. (1)	6	212
Arrowhead Pharmaceuticals, Inc. (1)	412	33,614
ARS Pharmaceuticals, Inc. (1)	11	91
Artivion, Inc. (1)	7	150
Arvinas, Inc. (1)	320	2,656
Ascendis Pharma (1)	476	126,843
Astrana Health, Inc. (1)	8	357
AtriCure, Inc. (1)	188	5,266
Atrium Therapeutics, Inc. (1)	2	28
Aura Biosciences, Inc. (1)	2	16
Aurinia Pharmaceuticals, Inc. (1)	23	389
Aveanna Healthcare Holdings, Inc. (1)	439	3,762
Axogen, Inc. (1)	9	424
Axsome Therapeutics, Inc. (1)	100	24,364
Beam Therapeutics, Inc. (1)	89	3,050
Benitec Biopharma, Inc. (1)	4	48
Beta Bionics, Inc. (1)	7	103
Bicara Therapeutics, Inc. (1)(2)	0	15
BioCryst Pharmaceuticals, Inc. (1)	39	387
Biohaven Ltd. (1)	127	1,885
BioLife Solutions, Inc. (1)	336	9,478
BioMarin Pharmaceutical, Inc. (1)	212	12,127

	Shares (000s)	Value (000s)
Bio-Techne Corp.	267	$18,893
Bioventus, Inc. – Class A (1)	9	82
Bridgebio Pharma, Inc. (1)	101	7,530
Bright Minds Biosciences, Inc. (1)	1	92
BrightSpring Health Services, Inc. (1)	293	20,414
Brookdale Senior Living, Inc. (1)	104	1,676
Butterfly Network, Inc. – Class A (1)	37	314
Candel Therapeutics, Inc. (1)	7	76
Capricor Therapeutics, Inc. (1)	8	200
CapsoVision, Inc. (1)	3	25
Cardinal Health, Inc.	46	11,037
CareDx, Inc. (1)	10	274
Caris Life Sciences, Inc. (1)	601	10,701
Carlsmed, Inc. (1)	1	7
Cartesian Therapeutics, Inc. (1)(2)	0	4
Catalyst Pharmaceuticals, Inc. (1)	22	695
Celcuity, Inc. (1)	41	4,269
Cencora, Inc. – Class A	35	9,873
Centene Corp. (1)	43	2,757
Ceribell, Inc. (1)	5	99
Cerus Corp. (1)	35	101
CG oncology, Inc. (1)	88	6,253
Chemed Corp. (2)	0	109
Chinook Therapeutics, Inc. (1)(3)	3	1
Claritev Corp. – Class A (1)	2	59
ClearPoint Neuro, Inc. (1)	5	92
Clover Health Investments Corp. – Class A (1)	78	411
Codexis, Inc. (1)	13	30
Cogent Biosciences, Inc. (1)	26	995
Coherus Oncology, Inc. (1)	6	8
Collegium Pharmaceutical, Inc. (1)	6	218
Community Health Systems, Inc. (1)	16	53
Compass Therapeutics, Inc. (1)	13	29
Concentra Group Holdings Parent, Inc.	21	622
Corcept Therapeutics, Inc. (1)	18	1,545
CorMedix, Inc. (1)	14	111
CorVel Corp. (1)	6	347
Corvus Pharmaceuticals, Inc. (1)	12	183
Crinetics Pharmaceuticals, Inc. (1)	1,017	38,043
CryoPort, Inc. (1)	111	1,735
CVRx, Inc. (1)	3	15
Cytokinetics, Inc. (1)	2	212
DaVita, Inc. (1)	88	19,659
Definium Therapeutics, Inc. (1)	354	16,670
Delcath Systems, Inc. (1)	6	74
Denali Therapeutics, Inc. (1)	1	38
DexCom, Inc. (1)	270	18,158
DiaMedica Therapeutics, Inc. (1)	6	46
Dianthus Therapeutics, Inc. (1)	14	1,405
Disc Medicine, Inc. – Class A (1)	5	383
Doximity, Inc. – Class A (1)	25	525
Dyne Therapeutics, Inc. (1)	8	180
Edgewise Therapeutics, Inc. (1)	13	521
Edwards Lifesciences Corp. (1)	491	44,443
Elanco Animal Health, Inc. (1)	445	10,953
Electromed, Inc. (1)	1	58
Eledon Pharmaceuticals, Inc. (1)	1	5
Embecta Corp.	1	4
Encompass Health Corp.	133	13,468

The accompanying notes are an integral part of these financial statements.

471

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Enliven Therapeutics, Inc. (1)	7	$378
Ensign Group, Inc.	183	29,265
Envista Holdings Corp. (1)	355	9,345
Erasca, Inc. (1)	145	2,648
Esperion Therapeutics, Inc. (1)	15	47
Eton Pharmaceuticals, Inc. (1)	5	184
Evolent Health, Inc. – Class A (1)	8	41
Evolus, Inc. (1)	10	70
Evommune, Inc. (1)	1	13
Exelixis, Inc. (1)	699	38,024
EyePoint, Inc. (1)	159	2,280
Fennec Pharmaceuticals, Inc. (1)	2	16
First Tracks Biotherapeutics, Inc. (1)	3	70
Foghorn Therapeutics, Inc. (1)	4	22
Fulcrum Therapeutics, Inc. (1)	1	3
GeneDx Holdings Corp. – Class A (1)	4	251
Geron Corp. (1)	104	133
Ginkgo Bioworks Holdings, Inc. (1)	1	6
Glaukos Corp. (1)	149	20,837
Globus Medical, Inc. – Class A (1)	242	19,081
Greenwich Lifesciences, Inc. (1)	1	27
GTX, Inc. (1)(2)(3)	0	–
Guardant Health, Inc. (1)	685	102,771
Guardian Pharmacy Services, Inc. – Class A (1)	4	180
Gyre Therapeutics, Inc. (1)	2	16
Haemonetics Corp. (1)	9	672
Halozyme Therapeutics, Inc. (1)	452	35,370
Harmony Biosciences Holdings, Inc. (1)	82	2,997
Harrow, Inc. (1)	6	258
HealthEquity, Inc. (1)	106	9,599
HealthStream, Inc.	2	51
HeartFlow, Inc. (1)	2	59
Heron Therapeutics, Inc. (1)	4	2
Hims & Hers Health, Inc. (1)	39	1,356
Hinge Health, Inc. – Class A (1)	30	2,520
ICON Plc (1)	91	15,882
ICU Medical, Inc. (1)	3	507
IDEXX Laboratories, Inc. (1)	30	15,979
Illumina, Inc. (1)	82	14,434
ImmunityBio, Inc. (1)	579	5,067
Immunome, Inc. (1)	87	1,849
Immunovant, Inc. (1)	16	598
Incyte Corp. (1)	109	12,366
Indivior Pharmaceuticals, Inc. (1)	303	12,447
Inhibrx, Inc. (1)(3)	4	3
Innovage Holding Corp. (1)	383	4,544
Innoviva, Inc. (1)	12	282
Insmed, Inc. (1)	603	64,331
Inspire Medical Systems, Inc. (1)	5	241
Insulet Corp. (1)	88	13,471
Integer Holdings Corp. (1)	115	10,768
Ionis Pharmaceuticals, Inc. (1)	217	17,175
IQVIA Holdings, Inc. (1)	71	13,720
iRadimed Corp.	2	148
IRhythm Holdings, Inc. (1)	436	51,815
Ironwood Pharmaceuticals, Inc. – Class A (1)	905	3,810
Janux Therapeutics, Inc. (1)	341	5,234
Jazz Pharmaceuticals Plc (1)	51	12,208

	Shares (000s)	Value (000s)
Keros Therapeutics, Inc. (1)	149	$1,598
Kestra Medical Technologies Ltd. (1)	4	113
KORU Medical Systems, Inc. (1)	8	33
Krystal Biotech, Inc. (1)	20	7,344
Kymera Therapeutics, Inc. (1)	129	14,786
Lantheus Holdings, Inc. (1)	12	1,383
LB Pharmaceuticals, Inc. (1)	2	67
Legend Biotech Corp. – ADR (1)	650	18,765
LeMaitre Vascular, Inc.	23	2,198
LENZ Therapeutics, Inc. (1)	4	21
Lifecore Biomedical, Inc. (1)	4	21
LifeMD, Inc. (1)	705	2,912
LifeStance Health Group, Inc. (1)	18	188
Ligand Pharmaceuticals, Inc. (1)	76	24,005
Liquidia Corp. (1)	184	14,687
LivaNova Plc (1)	146	11,994
Lucid Diagnostics, Inc. (1)	6	6
Lumexa Imaging Holdings, Inc. (1)	1	7
Madrigal Pharmaceuticals, Inc. (1)	11	6,024
MannKind Corp. (1)	58	248
MapLight Therapeutics, Inc. (1)	2	68
Maze Therapeutics, Inc. (1)(2)	0	9
MediWound Ltd. (1)	2	26
Medline, Inc. – Class A (1)	339	13,369
Medpace Holdings, Inc. (1)	27	14,338
MeiraGTx Holdings Plc (1)	6	83
Merit Medical Systems, Inc. (1)	10	718
Mesa Laboratories, Inc.	43	4,253
MiMedx Group, Inc. (1)	23	88
Mineralys Therapeutics, Inc. (1)	9	246
Mirum Pharmaceuticals, Inc. (1)	131	15,282
Molina Healthcare, Inc. (1)	5	1,205
Monopar Therapeutics, Inc. (1)	1	80
Natera, Inc. (1)	199	54,080
NeoGenomics, Inc. (1)	2	34
Neurocrine Biosciences, Inc. (1)	16	2,657
NeuroPace, Inc. (1)	5	77
Novavax, Inc. (1)	23	221
Novocure Ltd. (1)	19	294
NRC Health	2	50
Nutex Health, Inc. (1)	1	164
Nuvalent, Inc. – Class A (1)	10	1,182
Nuvation Bio, Inc. (1)	4	23
Nuvectis Pharma, Inc. (1)	3	57
Ocular Therapeutix, Inc. (1)	36	351
Omada Health, Inc. (1)	4	86
Omeros Corp. (1)	123	1,167
OmniAb, Inc. (1)	2	5
OmniAb, Inc. – Class CR3 (1)(2)(3)	19	–
OmniAb, Inc. – Class CR4 (1)(2)(3)	19	–
Oncology Institute, Inc. (1)	14	76
Option Care Health, Inc. (1)	30	638
Organogenesis Holdings, Inc. – Class A (1)	14	33
ORIC Pharmaceuticals, Inc. (1)	4	40
OrthoPediatrics Corp. (1)	1	15
Oruka Therapeutics, Inc. (1)	15	1,449
Pacira BioSciences, Inc. (1)	1	18
PACS Group, Inc. (1)	8	336
Palvella Therapeutics, Inc. (1)	1	210
Pennant Group, Inc. (1)	6	240

The accompanying notes are an integral part of these financial statements.

472

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Penumbra, Inc. (1)	7	$2,277
Phathom Pharmaceuticals, Inc. (1)	3	27
Phibro Animal Health Corp. – Class A	70	2,186
Phreesia, Inc. (1)	11	112
Praxis Precision Medicines, Inc. (1)	131	43,764
Precigen, Inc. (1)	32	183
Prestige Consumer Healthcare, Inc. (1)	210	9,927
Privia Health Group, Inc. (1)	22	570
PROCEPT BioRobotics Corp. (1)	277	6,266
Pro-Dex, Inc. (1)(2)	0	25
Progyny, Inc. (1)	14	416
Protagonist Therapeutics, Inc. (1)	57	6,965
Protalix BioTherapeutics, Inc. (1)	14	32
Prothena Corp. Plc (1)	200	1,959
PTC Therapeutics, Inc. (1)	483	39,398
Pulse Biosciences, Inc. (1)	3	94
Puma Biotechnology, Inc. (1)	132	1,071
Quanterix Corp. (1)	1	4
QuidelOrtho Corp. (1)	6	99
RadNet, Inc. (1)	11	650
Recursion Pharmaceuticals, Inc. – Class A (1)	87	320
Repligen Corp. (1)	187	25,558
ResMed, Inc.	7	1,284
Revolution Medicines, Inc. (1)	81	15,122
Rezolute, Inc. (1)	13	69
Rhythm Pharmaceuticals, Inc. (1)	47	5,227
Rigel Pharmaceuticals, Inc. (1)	3	133
Rocket Pharmaceuticals, Inc. (1)	729	2,492
RxSight, Inc. (1)	302	1,454
Sana Biotechnology, Inc. (1)	4	13
Sanara Medtech, Inc. (1)	1	15
Sarepta Therapeutics, Inc. (1)	16	279
Savara, Inc. (1)	28	173
Scholar Rock Holding Corp. (1)	15	841
Schrodinger, Inc. (1)	11	176
SELLAS Life Sciences Group, Inc. (1)	33	481
Shoulder Innovations, Inc. (1)	1	24
SI-BONE, Inc. (1)	7	121
SIGA Technologies, Inc.	7	24
Sight Sciences, Inc. (1)	8	45
Simulations Plus, Inc. (1)	3	60
Sionna Therapeutics, Inc. (1)	3	135
Sonida Senior Living, Inc. (1)	1	28
Sotera Health Co. (1)	5	89
Spyre Therapeutics, Inc. (1)	55	4,857
STAAR Surgical Co. (1)	6	162
Stereotaxis, Inc. (1)	10	17
Stoke Therapeutics, Inc. (1)	9	305
Strive, Inc. – Class B (1)	2	18
Structure Therapeutics, Inc. – ADR (1)	148	7,928
Summit Therapeutics, Inc. (1)	23	329
Supernus Pharmaceuticals, Inc. (1)	239	11,134
Syndax Pharmaceuticals, Inc. (1)	15	334
Tactile Systems Technology, Inc. (1)	131	3,886
Talkspace, Inc. (1)	27	142
Tandem Diabetes Care, Inc. (1)	35	521
Tango Therapeutics, Inc. (1)	101	3,168
Tarsus Pharmaceuticals, Inc. (1)	43	2,724
Taysha Gene Therapies, Inc. (1)	43	290

	Shares (000s)	Value (000s)
Tectonic Therapeutic, Inc. (1)(2)	0	$14
Teladoc Health, Inc. (1)	515	4,369
Tempus AI, Inc. – Class A (1)	19	1,101
Tenet Healthcare Corp. (1)	63	11,791
TG Therapeutics, Inc. (1)	97	5,331
Theravance Biopharma, Inc. (1)	6	100
TransMedics Group, Inc. (1)	6	425
Travere Therapeutics, Inc. – Class Preferre (1)	367	20,837
Trevi Therapeutics, Inc. (1)	18	339
TriSalus Life Sciences, Inc. (1)	1	5
TruBridge, Inc. (1)	2	48
Twist Bioscience Corp. (1)	843	86,697
UFP Technologies, Inc. (1)	1	383
Ultragenyx Pharmaceutical, Inc. (1)	18	601
Universal Health Services, Inc. – Class B	20	3,042
UroGen Pharma Ltd. (1)	6	232
US Physical Therapy, Inc.	2	119
Veeva Systems, Inc. – Class A (1)	23	4,013
Vera Therapeutics, Inc. – Class A (1)	12	506
Veracyte, Inc. (1)	957	56,191
Verastem, Inc. (1)	7	27
Vericel Corp. (1)	213	9,473
Viatris, Inc.	412	6,538
Viemed Healthcare, Inc. (1)	6	71
Viking Therapeutics, Inc. (1)	2	65
Viridian Therapeutics, Inc. (1)	12	226
Waters Corp. (1)	121	45,383
WaVe Life Sciences Ltd. (1)	387	2,249
Waystar Holding Corp. (1)	710	14,573
West Pharmaceutical Services, Inc.	320	114,802
Xenon Pharmaceuticals, Inc. (1)	473	28,521
Xeris Biopharma Holdings, Inc. (1)	455	3,603
XOMA Royalty Corp. (1)	1	55
Zevra Therapeutics, Inc. (1)	11	154
Zoetis, Inc. – Class A	31	2,238
Zymeworks, Inc. (1)	9	248

Total Healthcare		2,190,040

Industrials – 23.13%
AAON, Inc.	179	22,653
AAR Corp. (1)	2	264
ACV Auctions, Inc. – Class A (1)	366	2,634
Aebi Schmidt Holding AG	1	7
Aerovironment, Inc. (1)	75	12,453
AGCO Corp.	9	1,126
AIRO Group Holdings, Inc. (1)	3	19
Alamo Group, Inc.	1	98
Alaska Air Group, Inc. (1)	4	189
Albany International Corp. – Class A	2	127
Allegiant Travel Co. – Class A (1)	1	160
Alliance Laundry Holdings, Inc. (1)	570	15,105
Allient, Inc. (2)	0	15
Allison Transmission Holdings, Inc.	85	9,582
Alta Equipment Group, Inc. (1)	1	7
American Airlines Group, Inc. (1)	25	457
American Superconductor Corp. (1)	9	364
Amprius Technologies, Inc. (1)	256	3,555
API Group Corp. (1)	1,328	56,259
Apogee Enterprises, Inc.	21	938

The accompanying notes are an integral part of these financial statements.

473

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Applied Industrial Technologies, Inc.	73	$24,737
Archer Aviation, Inc. – Class A (1)	116	550
Arcosa, Inc.	3	373
Argan, Inc.	3	2,045
Armstrong World Industries, Inc.	2	388
Array Technologies, Inc. (1)	6	47
Arxis, Inc. – Class A (1)	331	15,256
Astronics Corp. (1)	5	442
ATI, Inc. (1)	153	30,126
Atkore, Inc.	18	1,354
Atmus Filtration Technologies, Inc.	341	17,413
Avis Budget Group, Inc. (1)	1	168
Axon Enterprise, Inc. (1)	40	22,197
AZZ, Inc.	6	877
Barrett Business Services, Inc.	5	171
Beta Technologies, Inc. – Class A (1)	4	65
BlackSky Technology, Inc. – Class A (1)	6	168
Bloom Energy Corp. – Class A (1)	330	99,906
Blue Bird Corp. (1)	79	6,255
Booz Allen Hamilton Holding Corp. – Class A	23	1,386
Bowman Consulting Group Ltd. – Class A (1)	3	76
Brink’s Co.	8	749
Broadridge Financial Solutions, Inc.	33	4,482
Brookfield Business Corp. – Class A	2	47
BWX Technologies, Inc.	300	58,417
CACI International, Inc. – Class A (1)	13	6,105
Cadre Holdings, Inc.	227	6,465
Cardinal Infrastructure Group, Inc. – Class A (1)	1	82
Carlisle Companies, Inc.	1	330
Carpenter Technology Corp.	76	47,101
Casella Waste Systems, Inc. – Class A (1)	12	1,162
CBIZ, Inc. (1)	32	1,014
CECO Environmental Corp. (1)	6	559
Centuri Holdings, Inc. (1)	17	506
CH Robinson Worldwide, Inc.	353	66,399
Chart Industries, Inc. (1)	9	1,802
Cimpress Plc (1)	1	70
Comfort Systems USA, Inc.	90	177,669
CompX International, Inc. (2)	0	6
Construction Partners, Inc. – Class A (1)	86	10,207
Core & Main, Inc. – Class A (1)	21	1,018
CoreCivic, Inc. (1)	3	91
Costamare Bulkers Holdings Ltd. (1)(2)	0	2
Covenant Logistics Group, Inc. – Class A	1	32
CRA International, Inc.	41	5,796
Crane Co.	52	11,699
CSW Industrials, Inc.	29	7,948
Curtiss-Wright Corp.	62	47,040
Custom Truck One Source, Inc. (1)	141	1,668
Delta Air Lines, Inc.	3	299
Distribution Solutions Group, Inc. (1)	2	48
Douglas Dynamics, Inc.	4	201
DXP Enterprises, Inc. (1)	2	418
Dycom Industries, Inc. (1)	39	19,964
EMCOR Group, Inc.	30	24,622
Energy Recovery, Inc. (1)	10	90
Enerpac Tool Group Corp. – Class A	10	364

	Shares (000s)	Value (000s)
EnerSys	11	$2,600
Enovix Corp. (1)	37	222
Enpro, Inc.	1	194
Eos Energy Enterprises, Inc. (1)	2,535	14,907
Equifax, Inc.	4	640
Esab Corp.	138	13,649
ESCO Technologies, Inc.	46	16,037
Eve Holding, Inc. (1)	18	45
Everus Construction Group, Inc. (1)	79	13,047
ExlService Holdings, Inc. (1)	252	6,517
Expeditors International of Washington, Inc.	132	21,551
Exponent, Inc.	10	559
Falcon’s Beyond Global, Inc. – Class A (1)	3	47
Fastenal Co.	180	8,623
Federal Signal Corp.	31	3,983
Ferguson Enterprises, Inc.	2	509
Firefly Aerospace, Inc. (1)	3	82
First Advantage Corp. (1)	10	182
Fluence Energy, Inc. – Class A (1)	666	13,244
Fluor Corp. (1)	57	3,002
Forgent Power Solutions, Inc. – Class A (1)	511	28,544
Forward Air Corp. (1)	2	21
Franklin Covey Co. (1)	138	3,373
Franklin Electric Co., Inc.	7	793
Frontier Group Holdings, Inc. (1)	8	60
FTAI Aviation Ltd.	235	63,538
FTAI Infrastructure, Inc.	21	96
Gates Industrial Corp. Plc (1)	654	18,283
GATX Corp.	1	90
Generac Holdings, Inc. (1)	126	36,918
GEO Group, Inc. (1)	25	751
Global Industrial Co.	3	90
Gorman-Rupp Co.	4	369
Graham Corp. (1)	2	244
Granite Construction, Inc.	49	7,712
Griffon Corp.	39	3,833
GXO Logistics, Inc. (1)	254	12,902
Healthcare Services Group, Inc. (1)	6	150
HEICO Corp.	8	2,873
HEICO Corp. – Class A	101	26,165
Herc Holdings, Inc.	54	7,780
Hertz Global Holdings, Inc. (1)	544	1,232
Hexcel Corp.	49	4,903
HireQuest, Inc.	1	8
HNI Corp.	5	220
Hubbell, Inc. – Class B	21	10,779
Huntington Ingalls Industries, Inc.	103	28,777
Huron Consulting Group, Inc. (1)	14	1,264
IBEX Holdings Ltd. (1)	2	59
IES Holdings, Inc. (1)	2	1,267
Ingersoll Rand, Inc.	293	23,984
Innio NV (1)	218	8,636
Innodata, Inc. (1)	6	443
Insperity, Inc.	68	2,801
Insteel Industries, Inc.	2	60
Interface, Inc. – Class A	31	1,100
Intuitive Machines, Inc. – Class A (1)	1	30
Janus International Group, Inc. (1)	10	54
JB Hunt Transport Services, Inc.	118	34,293

The accompanying notes are an integral part of these financial statements.

474

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
JBT Marel Corp.	5	$696
Joby Aviation, Inc. (1)	112	996
Kadant, Inc.	2	706
Karat Packaging, Inc.	2	58
Karman Holdings, Inc. (1)	373	18,609
KBR, Inc.	2	71
Kforce, Inc.	36	1,673
Knight-Swift Transportation Holdings, Inc. – Class A	41	3,208
Korn Ferry	5	301
Kornit Digital Ltd. (1)	179	2,917
Kratos Defense & Security Solutions, Inc. (1)	626	31,200
L3Harris Technologies, Inc.	59	17,163
Landstar System, Inc.	113	23,472
Legalzoom.com, Inc. (1)	24	149
Legence Corp. – Class A (1)	92	7,862
Lennox International, Inc.	6	3,462
Leonardo DRS, Inc.	290	12,393
Limbach Holdings, Inc. (1)	2	159
Lincoln Electric Holdings, Inc.	92	24,511
Lindsay Corp.	2	247
Liquidity Services, Inc. (1)	4	173
Loar Holdings, Inc. (1)	7	587
LSI Industries, Inc.	4	106
Lyft, Inc. – Class A (1)	965	14,094
Madison Air Solutions Corp. – Class A (1)	465	18,118
MasTec, Inc. (1)	60	24,760
Matrix Service Co. (1)	1	16
Maximus, Inc.	138	7,426
Mayville Engineering Co., Inc. (1)(2)	0	11
McGrath RentCorp	4	432
Mercury Systems, Inc. (1)	158	19,311
Microvast Holdings, Inc. (1)	25	29
Middleby Corp. (1)	14	2,415
Modine Manufacturing Co. (1)	190	50,763
Moog, Inc. – Class A	20	8,431
Mueller Industries, Inc.	96	11,843
Mueller Water Products, Inc. – Class A	457	11,813
MYR Group, Inc. (1)	9	4,456
NANO Nuclear Energy, Inc. (1)	7	153
Nextpower, Inc. – Class A (1)	382	45,561
NuScale Power Corp. (1)	30	304
nVent Electric Plc	4	637
Old Dominion Freight Line, Inc.	3	559
Omega Flex, Inc.	1	24
Orion Group Holdings, Inc. (1)	2	26
Otis Worldwide Corp.	70	5,041
Park Aerospace Corp.	2	70
Paychex, Inc.	19	1,895
Paycom Software, Inc.	5	651
Paylocity Holding Corp. (1)	8	803
Perma-Fix Environmental Services, Inc. (1)	1	7
Pitney Bowes, Inc.	227	3,978
Planet Labs PBC (1)	1,175	38,924
Powell Industries, Inc.	56	15,924
Power Solutions International, Inc. (1)	1	58
Preformed Line Products Co. (2)	0	14
Primoris Services Corp.	191	18,917
Public Policy Holding Co., Inc. (2)	0	3

	Shares (000s)	Value (000s)
Quad/Graphics, Inc.	4	$32
Quanta Services, Inc.	28	19,953
RB Global, Inc.	2	243
RBC Bearings, Inc. (1)	205	132,034
RCM Technologies, Inc. (1)	1	30
Red Cat Holdings, Inc. (1)	20	212
Redwire Corp. (1)	20	246
Regal Rexnord Corp.	50	12,028
Resolute Holdings Management, Inc. (1)(2)	0	46
Richtech Robotics, Inc. – Class B (1)	32	67
Rocket Lab Corp. (1)	535	54,376
Rockwell Automation, Inc.	35	17,225
Rollins, Inc.	57	2,378
Rush Enterprises, Inc. – Class A	6	454
Rush Enterprises, Inc. – Class B	1	72
RXO, Inc. (1)	83	2,286
Ryder System, Inc.	52	13,774
Saia, Inc. (1)	84	35,528
Satellogic, Inc. – Class A (1)	13	72
Schneider National, Inc. – Class B	112	4,079
Shoals Technologies Group, Inc. – Class A (1)	5	54
Simpson Manufacturing Co., Inc.	54	11,343
SiteOne Landscape Supply, Inc. (1)	85	9,770
Sky Harbour Group Corp. – Class A (1)	4	43
Solv Energy, Inc. – Class A (1)	744	25,344
Southwest Airlines Co.	294	15,103
Spire Global, Inc. – Class A (1)	5	99
SPX Technologies, Inc. (1)	9	2,255
StandardAero, Inc. (1)	4	123
Standex International Corp.	47	16,823
Sterling Infrastructure, Inc. (1)	37	31,174
Symbotic, Inc. – Class A (1)	176	7,913
Tecnoglass, Inc.	50	2,354
Terex Corp.	9	656
Tetra Tech, Inc.	9	267
TIC Solutions, Inc. (1)	9	71
Toro Co.	153	14,944
Transcat, Inc. (1)	1	79
TriNet Group, Inc.	87	4,281
Trinity Industries, Inc.	7	247
TTEC Holdings, Inc. (1)	31	60
UFP Industries, Inc.	1	55
U-Haul Holding Co. (1)	81	5,274
U-Haul Holding Co. – Class B	176	10,133
UL Solutions, Inc. – Class A	395	40,234
United Rentals, Inc.	10	11,773
Upwork, Inc. (1)	267	2,233
V2X, Inc. (1)	60	4,491
Valmont Industries, Inc.	5	3,027
Veralto Corp.	19	1,661
Verisk Analytics, Inc. – Class A	79	14,272
Verra Mobility Corp. – Class A (1)	783	3,326
Vertiv Holdings Co. – Class A	27	8,985
Vicor Corp. (1)	66	24,983
Voyager Technologies, Inc. – Class A (1)	6	209
VSE Corp.	32	7,417
Watts Water Technologies, Inc. – Class A	26	10,100
Werner Enterprises, Inc.	2	78
WESCO International, Inc.	88	30,569

The accompanying notes are an integral part of these financial statements.

475

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Willdan Group, Inc. (1)	2	$145
Willis Lease Finance Corp. (2)	0	16
WillScot Holdings Corp. – Class A	9	250
Woodward, Inc.	220	93,756
Worthington Enterprises, Inc.	15	832
WW Grainger, Inc.	7	9,671
Xometry, Inc. – Class A (1)	384	37,093
XPO, Inc. (1)	167	34,339
York Space Systems, Inc. (1)	2	50
Zurn Elkay Water Solutions Corp.	434	21,927

Total Industrials		2,581,842

Information Technology – 22.65%
908 Devices, Inc. (1)	4	37
A10 Networks, Inc.	72	2,700
ACI Worldwide, Inc. (1)	20	992
Adeia, Inc.	18	598
ADTRAN Holdings, Inc. (1)	14	198
Advanced Energy Industries, Inc.	94	35,035
Aehr Test Systems (1)	4	426
Aeluma, Inc. (1)(2)	0	6
Aeva Technologies, Inc. (1)	8	218
Agilysys, Inc. (1)	126	13,152
Akamai Technologies, Inc. (1)	30	3,586
Alarm.com Holdings, Inc. (1)	61	2,837
Alkami Technology, Inc. (1)	13	237
Allegro MicroSystems, Inc. (1)(2)	0	6
Ambarella, Inc. (1)	120	10,276
Ambiq Micro, Inc. (1)	2	193
Amplitude, Inc. – Class A (1)	18	141
Appfolio, Inc. – Class A (1)	18	2,843
Appian Corp. – Class A (1)	8	173
Applied Digital Corp. (1)	105	3,924
Applied Optoelectronics, Inc. (1)	10	1,484
Arlo Technologies, Inc. (1)	19	261
Arrow Electronics, Inc. (1)	8	1,721
Arteris, Inc. (1)	300	14,593
Asana, Inc. – Class A (1)	17	118
Astera Labs, Inc. (1)	262	126,407
Atlassian Corp. – Class A (1)	39	3,009
Atomera, Inc. (1)	6	52
Autodesk, Inc. (1)	33	6,488
AvePoint, Inc. (1)	342	3,832
Avnet, Inc.	89	7,877
Axcelis Technologies, Inc. (1)	34	6,488
Backblaze, Inc. – Class A (1)	11	170
Badger Meter, Inc.	51	7,532
Belden, Inc.	7	896
Bentley Systems, Inc. – Class B	30	895
BigBear.ai Holdings, Inc. (1)	19	71
BILL Holdings, Inc. (1)	293	10,611
Bitdeer Technologies Group – Class A (1)	23	369
BK Technologies Corp. (1)	1	47
Blackbaud, Inc. (1)	6	171
BlackLine, Inc. (1)	9	266
Blaize Holdings, Inc. (1)	9	12
Blend Labs, Inc. – Class A (1)	38	66
Box, Inc. – Class A (1)	116	3,081
Braze, Inc. – Class A (1)	245	5,316
C3.ai, Inc. – Class A (1)	471	4,285

	Shares (000s)	Value (000s)
Calix, Inc. (1)	86	$3,220
CCC Intelligent Solutions Holdings, Inc. (1)	292	1,507
CDW Corp.	2	256
Cerence, Inc. (1)	390	4,420
CEVA, Inc. (1)	4	206
Ciena Corp. (1)	19	9,372
Cipher Digital, Inc. (1)	931	22,821
Circle Internet Group, Inc. – Class A (1)	3	208
Cirrus Logic, Inc. (1)	73	10,799
Clear Secure, Inc. – Class A	109	6,064
Clearfield, Inc. (1)	1	38
Climb Global Solutions, Inc.	3	72
Cloudflare, Inc. – Class A (1)	190	46,537
Cognex Corp.	410	29,700
Cognizant Technology Solutions Corp. – Class A	72	2,807
Coherent Corp. (1)	176	69,413
Commerce.com, Inc. (1)	13	38
Commvault Systems, Inc. (1)	8	1,196
Core Scientific, Inc. (1)	97	2,494
CoreWeave, Inc. – Class A (1)	34	3,400
CPI Card Group, Inc. (1)	1	26
Credo Technology Group Holding Ltd. (1)	271	73,606
Crexendo, Inc. (1)	3	26
CS Disco, Inc. (1)	4	14
CTS Corp.	1	50
Daily Journal Corp. (1)(2)	0	112
Daktronics, Inc. (1)	1	27
Datadog, Inc. – Class A (1)	100	26,083
Diebold Nixdorf, Inc. (1)	4	372
Digi International, Inc. (1)	70	5,209
Digimarc Corp. (1)	3	26
Digital Turbine, Inc. (1)	14	175
DigitalOcean Holdings, Inc. (1)	164	25,727
Diodes, Inc. (1)	58	6,344
Docusign, Inc. – Class A (1)	165	7,327
Domo, Inc. – Class B (1)	5	17
Dropbox, Inc. – Class A (1)	82	2,251
D-Wave Quantum, Inc. (1)	174	4,170
Dynatrace, Inc. (1)	501	21,992
eGain Corp. (1)	2	14
Elastic NV (1)	80	4,543
Enphase Energy, Inc. (1)	251	12,379
Entegris, Inc.	247	44,413
EverCommerce, Inc. (1)	3	28
Everpure, Inc. – Class A (1)	350	27,577
Evolv Technologies Holdings, Inc. (1)	30	175
Extreme Networks, Inc. (1)	247	7,995
F5, Inc. (1)	33	13,738
Fabrinet (1)	34	19,332
Fair Isaac Corp. (1)	9	11,182
First Solar, Inc. (1)	51	12,073
Five9, Inc. (1)	15	318
Flex Ltd. (1)	48	7,699
FormFactor, Inc. (1)	90	14,326
Frequency Electronics, Inc. (1)	1	87
Freshworks, Inc. – Class A (1)	226	2,291
Gartner, Inc. (1)	13	1,730
Gen Digital, Inc.	602	14,973
Gitlab, Inc. – Class A (1)	27	829

The accompanying notes are an integral part of these financial statements.

476

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Globant SA (1)	1	$23
GoDaddy, Inc. – Class A (1)	26	2,174
GPGI, Inc. – Class A	30	480
Grid Dynamics Holdings, Inc. (1)	304	1,727
Guidewire Software, Inc. (1)	205	25,249
Hackett Group, Inc.	13	142
Harmonic, Inc. (1)	6	94
Hewlett Packard Enterprise Co.	232	10,481
HP, Inc.	738	16,194
HubSpot, Inc. (1)	24	4,422
Hut 8 Corp. (1)	23	2,686
I3 Verticals, Inc. – Class A (1)(2)	0	8
Impinj, Inc. (1)	5	767
indie Semiconductor, Inc. – Class A (1)	658	2,954
Information Services Group, Inc.	2	10
Inseego Corp. (1)(2)	0	4
Insight Enterprises, Inc. (1)	15	1,799
Intapp, Inc. (1)	113	2,848
InterDigital, Inc.	63	17,948
IonQ, Inc. (1)	66	3,507
IREN Ltd. (1)	17	786
Itron, Inc. (1)	19	1,601
Jabil, Inc.	53	20,463
JFrog Ltd. (1)	458	41,623
Kaltura, Inc. (1)	18	23
Keysight Technologies, Inc. (1)	74	25,931
Knowles Corp. (1)	503	20,852
Kopin Corp. (1)	33	149
Kulicke & Soffa Industries, Inc.	25	3,283
Kyndryl Holdings, Inc. (1)	3	31
Lattice Semiconductor Corp. (1)	808	123,521
Life360, Inc. (1)	4	218
Littelfuse, Inc.	32	14,678
LiveRamp Holdings, Inc. (1)	12	449
Lumentum Holdings, Inc. (1)	73	62,647
MACOM Technology Solutions Holdings, Inc. (1)	255	97,077
Manhattan Associates, Inc. (1)	82	11,435
MaxLinear, Inc. – Class A (1)	60	7,628
Microchip Technology, Inc.	327	29,865
Mirion Technologies, Inc. – Class A (1)	267	4,794
Mitek Systems, Inc. (1)	2	31
MKS, Inc.	49	21,664
MongoDB, Inc. – Class A (1)	91	30,496
Monolithic Power Systems, Inc.	26	36,463
M-Tron Industries, Inc. (1)	1	58
Napco Security Technologies, Inc.	86	3,267
Navitas Semiconductor Corp. – Class A (1)	149	2,663
nCino, Inc. (1)	3	49
NetApp, Inc.	86	13,323
NextNav, Inc. (1)	18	324
nLight, Inc. (1)	28	1,941
Nova Ltd. (1)	26	14,083
Novanta, Inc. (1)	7	1,118
Nutanix, Inc. – Class A (1)	177	9,038
NVE Corp.	1	97
Okta, Inc. – Class A (1)	127	17,371
ON Semiconductor Corp. (1)	76	7,214
Ondas, Inc. (1)	256	2,109
OneSpan, Inc.	1	14

	Shares (000s)	Value (000s)
Onto Innovation, Inc. (1)	189	$71,400
Ooma, Inc. (1)	5	91
OSI Systems, Inc. (1)	7	1,510
Ouster, Inc. (1)	11	675
PagerDuty, Inc. (1)	17	165
PAR Technology Corp. (1)	209	3,638
PDF Solutions, Inc. (1)	25	1,795
Pegasystems, Inc.	206	6,161
Plexus Corp. (1)	5	1,419
Porch Group, Inc. (1)	13	202
Power Integrations, Inc.	185	15,503
Procore Technologies, Inc. (1)	161	6,531
Progress Software Corp. (1)	8	268
PTC, Inc. (1)	30	3,386
Q2 Holdings, Inc. (1)	135	6,499
Qnity Electronics, Inc.	200	32,655
Qualys, Inc. (1)	25	3,421
Quantum Computing, Inc. (1)	39	374
Rackspace Technology, Inc. (1)	5	31
Ralliant Corp.	79	5,826
Rambus, Inc. (1)	312	41,373
Rapid7, Inc. (1)	12	101
Red Violet, Inc. (1)	2	143
ReposiTrak, Inc.	2	20
Rigetti Computing, Inc. (1)	217	4,190
Rimini Street, Inc. (1)	1	6
RingCentral, Inc. – Class A	15	579
Rubrik, Inc. – Class A (1)	241	19,317
SailPoint, Inc. (1)	1,367	20,018
Samsara, Inc. – Class A (1)	61	1,980
Sanmina Corp. (1)	39	9,778
Semtech Corp. (1)	412	66,701
SentinelOne, Inc. – Class A (1)	436	7,395
Shopify, Inc. – Class A (1)	316	36,100
Silicon Laboratories, Inc. (1)	6	1,359
Silicon Motion Technology Corp. – ADR	134	44,739
SiTime Corp. (1)	93	69,093
SkyWater Technology, Inc. (1)	7	235
Snowflake, Inc. – Class A (1)	98	24,835
SoundHound AI, Inc. – Class A (1)	74	478
Sprinklr, Inc. – Class A (1)	667	3,441
Sprout Social, Inc. – Class A (1)	290	2,189
SPS Commerce, Inc. (1)	189	10,821
Super Micro Computer, Inc. (1)	130	3,820
Synaptics, Inc. (1)	135	16,772
TD SYNNEX Corp.	27	7,307
Teledyne Technologies, Inc. (1)	140	93,626
Tenable Holdings, Inc. (1)	194	7,170
Teradata Corp. (1)	4	145
Teradyne, Inc.	106	51,505
Terawulf, Inc. (1)	1,090	26,931
Thryv Holdings, Inc. (1)	7	29
Tower Semiconductor Ltd. (1)	49	12,645
TSS, Inc. (1)	4	52
TTM Technologies, Inc. (1)	41	7,713
Tucows, Inc. – Class A (1)(2)	0	4
Turtle Beach Corp. (1)	2	26
Twilio, Inc. – Class A (1)	188	38,888
Tyler Technologies, Inc. (1)	158	46,306
Ubiquiti, Inc.	11	6,009

The accompanying notes are an integral part of these financial statements.

477

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
UiPath, Inc. – Class A (1)	168	$1,827
Ultra Clean Holdings, Inc. (1)	10	1,435
Unisys Corp. (1)	233	854
Unity Software, Inc. (1)	3	100
Universal Display Corp.	76	6,616
Varonis Systems, Inc. – Class B (1)	352	14,755
Veeco Instruments, Inc. (1)	276	20,888
Vertex, Inc. – Class A (1)	13	154
Via Transportation, Inc. – Class A (1)	2	28
Viant Technology, Inc. – Class A (1)	3	37
Viavi Solutions, Inc. (1)	257	12,252
Vistance Networks, Inc. (1)	26	327
Vuzix Corp. (1)	12	36
Weave Communications, Inc. (1)	257	1,537
Whitefiber, Inc. (1)	2	59
Workday, Inc. – Class A (1)	30	3,678
Workiva, Inc. – Class A (1)	50	2,421
Yext, Inc. (1)	20	92
Zebra Technologies Corp. – Class A (1)	46	12,214
Zeta Global Holdings Corp. – Class A (1)	396	7,786
Zscaler, Inc. (1)	40	5,652

Total Information Technology		2,527,551

Materials – 1.94%
Albemarle Corp.	74	10,009
Alcoa Corp.	232	12,089
Alpha Metallurgical Resources, Inc. (1)	1	108
American Battery Technology Co. (1)	13	36
Anglogold Ashanti Plc	49	3,970
Ardagh Metal Packaging SA	460	2,180
Ashland, Inc.	159	10,473
ASP Isotopes, Inc. (1)	22	134
Balchem Corp.	43	7,232
Cabot Corp.	9	845
Century Aluminum Co. (1)	27	1,241
Chemours Co.	29	589
Coeur Mining, Inc.	391	6,375
Commercial Metals Co.	55	3,474
Compass Minerals International, Inc. (1)	189	5,881
Constellium SE – Class A (1)	235	7,496
Contango Silver & Gold, Inc. (1)	64	1,004
Critical Metals Corp. (1)	4	42
Dakota Gold Corp. (1)	17	74
Dow, Inc.	265	7,242
Eagle Materials, Inc. (2)	0	75
Eastman Chemical Co.	99	6,600
Element Solutions, Inc.	402	19,193
Flotek Industries, Inc. (1)	1	20
Hawkins, Inc.	4	530
Hecla Mining Co.	1,201	18,531
Idaho Strategic Resources, Inc. (1)	3	90
Ingevity Corp. (1)	7	512
Innospec, Inc. (2)	0	18
International Flavors & Fragrances, Inc.	23	1,848
Ivanhoe Electric, Inc. (1)	17	167
James Hardie Industries Plc (1)	315	8,259
Kaiser Aluminum Corp.	2	317
Knife River Corp. (1)	11	912
Lifezone Metals Ltd. (1)	6	25
LyondellBasell Industries NV – Class A	88	4,629

	Shares (000s)	Value (000s)
Materion Corp.	76	$22,649
MP Materials Corp. (1)	193	10,800
Myers Industries, Inc.	1	34
NioCorp Developments Ltd. (1)	22	107
Novagold Resources, Inc. (1)	50	298
Nucor Corp.	44	9,835
O-I Glass, Inc. (1)	7	71
Olin Corp.	222	4,396
Perpetua Resources Corp. (1)	17	343
PureCycle Technologies, Inc. (1)	25	201
Ramaco Resources, Inc. – Class A (1)	8	105
RPM International, Inc.	57	6,286
Sensient Technologies Corp.	8	994
Silgan Holdings, Inc.	211	9,766
Smith-Midland Corp. (1)	1	17
Solstice Advanced Materials, Inc.	8	739
Steel Dynamics, Inc.	17	3,863
Sylvamo Corp.	2	64
Titan America SA (1)	5	91
United States Antimony Corp. (1)	23	165
United States Lime & Minerals, Inc.	2	216
US Gold Corp. (1)	3	39
US Goldmining, Inc. (1)(2)	0	3
USA Rare Earth, Inc. (1)	17	375
Vox Royalty Corp.	11	52
Westlake Corp.	32	2,368

Total Materials		216,097

Real Estate – 3.45%
AGNT, Inc.	17	92
Agree Realty Corp.	107	8,087
Alexander’s, Inc. (2)	0	119
American Healthcare REIT, Inc.	855	44,598
Camden Property Trust	20	2,315
CareTrust REIT, Inc.	415	16,742
CBL & Associates Properties, Inc.	3	144
CBRE Group, Inc. – Class A (1)	253	34,054
Compass, Inc. – Class A (1)	261	3,219
COPT Defense Properties	298	10,860
CoStar Group, Inc. (1)	10	275
Crown Castle, Inc.	285	21,572
DiamondRock Hospitality Co.	23	278
Digital Realty Trust, Inc.	52	9,289
FirstService Corp.	40	5,669
Gaming & Leisure Properties, Inc.	157	7,004
Gladstone Commercial Corp.	2	20
Healthcare Realty Trust, Inc. – Class A	1,978	39,906
Healthpeak Properties, Inc.	1,206	25,816
Host Hotels & Resorts, Inc.	223	5,299
Jones Lang LaSalle, Inc. (1)	2	754
Kimco Realty Corp.	128	3,251
Lamar Advertising Co. – Class A	73	11,405
Maui Land & Pineapple Co., Inc. (1)	1	25
Medical Properties Trust, Inc.	1,142	5,275
National Health Investors, Inc.	2	156
NETSTREIT Corp.	4	83
Newmark Group, Inc. – Class A	616	9,310
NexPoint Residential Trust, Inc.	1	37
Outfront Media, Inc.	313	10,246
Phillips Edison & Co., Inc.	4	177

The accompanying notes are an integral part of these financial statements.

478

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Real Brokerage, Inc. (1)	25	$45
Realty Income Corp.	22	1,350
Rexford Industrial Realty, Inc.	113	3,792
Ryman Hospitality Properties, Inc.	12	1,515
Saul Centers, Inc.	2	83
Simon Property Group, Inc.	67	14,925
St Joe Co.	7	454
Strawberry Fields REIT, Inc.	2	22
Sun Communities, Inc.	27	3,292
Sunstone Hotel Investors, Inc.	3	32
Tanger, Inc.	59	2,337
Terreno Realty Corp.	125	8,067
UDR, Inc.	4	164
UMH Properties, Inc.	15	234
Universal Health Realty Income Trust	2	96
Ventas, Inc.	524	46,534
VICI Properties, Inc. – Class A	533	14,162
WP Carey, Inc.	105	7,514
Xenia Hotels & Resorts, Inc.	3	54
Zillow Group, Inc. – Class C (1)	122	3,852

Total Real Estate		384,601

Utilities – 0.69%
American States Water Co.	5	401
Brookfield Renewable Corp.	98	3,638
Cadiz, Inc. (1)	11	47
Chesapeake Utilities Corp.	2	187
Consolidated Edison, Inc.	62	6,832
Consolidated Water Co. Ltd.	1	28
DTE Energy Co.	41	6,253
Entergy Corp.	14	1,583
Evergy, Inc.	69	5,985
Eversource Energy	35	2,521
Genie Energy Ltd. – Class B (2)	0	4
Global Water Resources, Inc.	2	15
Hallador Energy Co. (1)	6	105
MGE Energy, Inc.	4	301
Middlesex Water Co.	1	28
Montauk Renewables, Inc. (1)	2	4
NRG Energy, Inc.	39	5,694
Oklo, Inc. – Class A (1)	5	285
Ormat Technologies, Inc.	110	11,925
Otter Tail Corp. (2)	0	44
Pinnacle West Capital Corp.	46	4,920

	Shares (000s)	Value (000s)
Talen Energy Corp. (1)	35	$13,409
Vistra Corp.	64	10,219
Xcel Energy, Inc.	27	2,165
York Water Co. (2)	0	14

Total Utilities		76,607

Total Common Stocks (Cost: $8,067,122)		10,840,777

SHORT-TERM INVESTMENTS – 2.86%
Money Market Funds – 2.73%
JP Morgan U.S. Government Money Market Fund – Class IM, 3.59% (4)	304,067	304,067

Total Money Market Funds (Cost: $304,067)		304,067

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.13%
Bank of Montreal, London, 3.12% due 07/01/2026	$26	$26
Citibank, New York, 3.12% due 07/01/2026	5,538	5,538
HSBC, London, 3.12% due 07/01/2026	211	211
JP Morgan, New York, 3.12% due 07/01/2026	430	430
Skandinaviska Enskilda Banken AB, Stockholm, 3.12% due 07/01/2026	8,290	8,290

Total Time Deposits (Cost: $14,495)		14,495

Total Short-Term Investments (Cost: $318,562)		318,562

TOTAL INVESTMENTS IN SECURITIES – 100.02% (Cost: $8,385,684)		11,159,339

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.02)%		(2,598)

TOTAL NET ASSETS – 100.00%		$11,156,741

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT	Real Estate Investment Trust

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Security that is valued using significant unobservable inputs and is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $24, which represents 0.00% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

479

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
620	E-mini Russell 2000 Future	Sep. 2026	$92,710	$94,414	$1,704
569	S&P MidCap 400 E-mini Future	Sep. 2026	218,647	221,056	2,409

					$4,113

The accompanying notes are an integral part of these financial statements.

480

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2026

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.93%
Communication Services – 1.46%
Advantage Solutions, Inc. (1)	2	$85
AMC Entertainment Holdings, Inc. – Class A (1)	229	435
AMC Global Media, Inc. – Class A (1)	14	139
Angi, Inc. – Class A (1)	16	96
AST SpaceMobile, Inc. – Class A (1)(2)	0	42
ATN International, Inc.	4	112
Bandwidth, Inc. – Class A (1)	10	637
Boston Omaha Corp. – Class A (1)	9	117
Bumble, Inc. – Class A (1)	29	92
Cable One, Inc. (1)	2	123
Cargurus, Inc. – Class A (1)	100	3,423
Cars.com, Inc. (1)	24	260
Charter Communications, Inc. – Class A (1)	2	319
Criteo SA – ADR (1)	208	3,802
CuriosityStream, Inc.	3	8
DoubleVerify Holdings, Inc. – Class Rights (1)	2	20
EchoStar Corp. – Class A (1)	115	11,723
Electronic Arts, Inc.	8	1,716
Entravision Communications Corp. – Class A	1,141	14,873
EW Scripps Co. – Class A (1)	29	81
Fox Corp. – Class A	277	14,438
Fox Corp. – Class B	4	183
Gray Media, Inc.	40	160
IDT Corp. – Class B	2	102
iHeartMedia, Inc. – Class A (1)	56	240
Iridium Communications, Inc.	59	3,232
John Wiley & Sons, Inc. – Class A	309	14,985
Liberty Broadband Corp. – Class A (1)(2)	0	14
Liberty Broadband Corp. – Class C (1)	2	83
Liberty Capital Corp. – Class A (1)(2)	0	2
Liberty Capital Corp. – Class C (1)	1	15
Liberty Global Ltd. – Class A (1)	4	44
Liberty Global Ltd. – Class C (1)	4	46
Liberty Latin America Ltd. – Class A (1)	17	129
Liberty Latin America Ltd. – Class C (1)	58	455
Liberty Media Corp.-Liberty Formula One – Class A (1)(2)	0	31
Liberty Media Corp.-Liberty Formula One – Class C (1)	133	12,622
Liftoff Mobile, Inc. (1)	91	2,184
Lionsgate Studios Corp. (1)	93	1,418
Lumen Technologies, Inc. (1)	50	385
Madison Square Garden Sports Corp. – Class A (1)(2)	0	182
Marcus Corp.	10	243
Match Group, Inc.	138	5,255
Millicom International Cellular SA	3	255
National CineMedia, Inc.	29	110
New York Times Co. – Class A	4	305
News Corp. – Class A	10	257
News Corp. – Class B	4	100
Newsmax, Inc. – Class B (1)	21	173
Nexstar Media Group, Inc. – Class A	95	16,923
Nextdoor Holdings, Inc. (1)	97	220

	Shares (000s)	Value (000s)
Nexxen International Ltd. (1)	13	$120
NIQ Global Intelligence Plc (1)	258	2,414
Omnicom Group, Inc.	9	633
Optimum Communications, Inc. – Class A (1)	99	144
People, Inc. (1)	2	85
Pinterest, Inc. – Class A (1)	8	171
Playtika Holding Corp.	435	1,620
PubMatic, Inc. – Class A (1)	17	221
Reservoir Media, Inc. (1)	8	81
Roku, Inc. – Class A (1)	3	431
RUM Group, Inc. (1)	37	235
Scholastic Corp.	9	427
Shenandoah Telecommunications Co.	23	348
Shutterstock, Inc.	105	1,463
Sinclair, Inc.	18	254
Sirius XM Holdings, Inc.	498	14,705
Sphere Entertainment Co. (1)	12	2,106
Spok Holdings, Inc.	9	95
Starz Entertainment Corp. (1)	6	172
Take-Two Interactive Software, Inc. (1)	3	830
TechTarget, Inc. (1)	11	41
Telephone & Data Systems, Inc.	45	1,651
TKO Group Holdings, Inc. – Class A	1	213
Townsquare Media, Inc. – Class A	76	540
TripAdvisor, Inc. (1)	27	365
Trump Media & Technology Group Corp. (1)	2	15
Uniti Group, Inc. (1)	76	871
USA TODAY Co., Inc. (1)	6	50
Warner Bros Discovery, Inc. (1)	102	2,708
Webtoon Entertainment, Inc. (1)	8	87
Yelp, Inc. – Class A (1)	144	3,521
Ziff Davis, Inc. (1)	18	920
ZoomInfo Technologies, Inc. – Class A (1)	734	2,151

Total Communication Services		152,582

Consumer Discretionary – 11.40%
1-800-Flowers.com, Inc. – Class A (1)	9	31
Academy Sports & Outdoors, Inc.	30	1,406
Adient Plc (1)	35	649
ADT, Inc.	762	4,951
Advance Auto Parts, Inc.	27	1,684
Amer Sports, Inc. (1)	4	141
American Eagle Outfitters, Inc.	71	1,229
American Public Education, Inc. (1)	1	29
Aptiv Plc (1)	6	372
Aramark	7	407
Arko Corp.	27	220
Asbury Automotive Group, Inc. (1)	9	1,759
AutoNation, Inc. (1)	1	137
AutoZone, Inc. (1)	21	66,614
Barnes & Noble Education, Inc. (1)	7	88
Bath & Body Works, Inc.	524	12,116
Beazer Homes USA, Inc. (1)	12	343
Bed Bath & Beyond, Inc. (1)	30	176
Best Buy Co., Inc.	70	5,292
Biglari Holdings, Inc. – Class B (1)(2)	0	139
Birkenstock Holding Plc (1)	187	8,059
BJ’s Restaurants, Inc. (1)	3	194

The accompanying notes are an integral part of these financial statements.

481

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Black Rock Coffee Bar, Inc. – Class A (1)	3	$21
Bloomin’ Brands, Inc.	169	1,549
Bob’s Discount Furniture, Inc. (1)	421	6,661
BorgWarner, Inc.	196	13,044
Boyd Gaming Corp.	73	6,448
Bright Horizons Family Solutions, Inc. (1)	1	101
Brightstar Lottery Plc	452	4,850
Brunswick Corp.	169	14,226
Buckle, Inc.	1	33
Burlington Stores, Inc. (1)	161	51,017
Caesars Entertainment, Inc. (1)	6	175
Caleres, Inc.	15	184
Callaway Golf Co. (1)	59	1,115
Capri Holdings Ltd. (1)	52	972
CarMax, Inc. (1)	4	211
Carnival Corp. Ltd.	1,605	45,864
Carter’s, Inc.	16	650
Cavco Industries, Inc. (1)	17	10,503
Century Communities, Inc.	11	815
Champion Homes, Inc. (1)	85	7,518
Choice Hotels International, Inc.	1	56
Churchill Downs, Inc.	59	5,308
Citi Trends, Inc. (1)	2	133
Columbia Sportswear Co.	91	5,629
Cooper-Standard Holdings, Inc. (1)	7	203
Covista, Inc. (1)	50	6,273
Cracker Barrel Old Country Store, Inc.	7	380
Cricut, Inc. – Class A	23	99
Crocs, Inc. (1)	42	5,120
Dana, Inc.	51	1,381
Darden Restaurants, Inc.	41	8,490
Dauch Corp. (1)	103	559
Designer Brands, Inc. – Class A	16	92
Dick’s Sporting Goods, Inc.	2	398
Dillard’s, Inc. – Class A (2)	0	40
Dine Brands Global, Inc.	5	191
Domino’s Pizza, Inc.	1	180
Dorman Products, Inc. (1)	101	13,805
DR Horton, Inc.	194	31,541
Dream Finders Homes, Inc. – Class A (1)	10	171
eBay, Inc.	426	47,642
El Pollo Loco Holdings, Inc. (1)	13	217
Escalade, Inc.	5	86
Ethan Allen Interiors, Inc.	10	221
Etsy, Inc. (1)	1	85
EVgo, Inc. – Class A (1)	47	90
Expedia Group, Inc.	115	29,551
Five Below, Inc. (1)	1	267
Flexsteel Industries, Inc.	1	111
Floor & Decor Holdings, Inc. – Class A (1)	2	115
Flutter Entertainment Plc (1)	1	76
Ford Motor Co.	740	10,286
Fox Factory Holding Corp. (1)	15	249
Frontdoor, Inc. (1)	303	23,482
Funko, Inc. – Class A (1)	20	120
GameStop Corp. – Class A (1)	11	245
Gap, Inc.	1,199	22,394
Garmin Ltd.	5	1,130
Garrett Motion, Inc.	187	6,765

	Shares (000s)	Value (000s)
General Motors Co.	215	$16,580
Genesco, Inc. (1)	4	140
Gentex Corp.	754	19,047
Gentherm, Inc. (1)	13	452
Genuine Parts Co.	4	449
GigaCloud Technology, Inc. – Class A (1)	11	342
G-III Apparel Group Ltd.	183	6,167
Global Business Travel Group I (1)	6	56
Gold.com, Inc.	107	4,472
Goodyear Tire & Rubber Co. (1)	1,021	6,736
Graham Holdings Co. – Class B	1	1,648
Grand Canyon Education, Inc. (1)	34	4,857
Green Brick Partners, Inc. (1)	9	744
Group 1 Automotive, Inc.	39	11,232
H&R Block, Inc.	127	4,835
Hamilton Beach Brands Holding Co. – Class A	3	71
Harley-Davidson, Inc.	160	3,925
Hasbro, Inc.	4	316
Haverty Furniture Companies, Inc.	6	151
Helen of Troy Ltd. (1)	11	312
Holley, Inc. (1)	34	86
Hovnanian Enterprises, Inc. – Class A (1)	2	306
Hyatt Hotels Corp. – Class A	1	217
Installed Building Products, Inc.	52	11,886
J Jill, Inc.	4	57
Jack in the Box, Inc. (1)	1	22
JAKKS Pacific, Inc.	4	97
Johnson Outdoors, Inc. – Class A	3	128
KB Home	80	5,010
KinderCare Learning Companies, Inc. (1)	749	3,184
Kohl’s Corp.	49	869
Kontoor Brands, Inc.	63	5,259
Krispy Kreme, Inc. (1)	28	100
Lands’ End, Inc. (1)	4	42
Latham Group, Inc. (1)	3	19
Laureate Education, Inc. – Class A (1)	37	1,353
La-Z-Boy, Inc.	427	17,149
LCI Industries	10	1,013
Lear Corp.	1	195
Legacy Housing Corp. (1)	4	96
Leggett & Platt, Inc.	60	704
Lennar Corp. – Class A	6	522
Lennar Corp. – Class B (2)	0	18
LGI Homes, Inc. (1)	9	599
Liberty Live Holdings, Inc. – Class A (1)	1	59
Liberty Live Holdings, Inc. – Class C (1)	1	135
Life Time Group Holdings, Inc. (1)	246	10,032
Lithia Motors, Inc. – Class A	1	167
LKQ Corp.	7	186
Lovesac Co. (1)	3	47
Lucid Group, Inc. – Class A (1)	3	23
Lululemon Athletica, Inc. (1)	1	138
M/I Homes, Inc. (1)	113	18,181
Macy’s, Inc.	223	5,259
Malibu Boats, Inc. – Class A (1)	8	226
MarineMax, Inc. (1)	237	8,661
Marriott International, Inc. – Class A	26	9,526
Marriott Vacations Worldwide Corp.	12	1,269

The accompanying notes are an integral part of these financial statements.

482

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
MasterCraft Boat Holdings, Inc. (1)	8	$199
Mattel, Inc. (1)	496	6,879
Matthews International Corp. – Class A	13	361
McGraw Hill, Inc. (1)	598	5,661
Meritage Homes Corp.	128	10,697
MGM Resorts International (1)	195	9,301
Mohawk Industries, Inc. (1)	22	2,653
Monro, Inc.	12	208
Motorcar Parts of America, Inc. (1)	6	93
Movado Group, Inc.	7	280
Murphy USA, Inc.	31	16,616
Nathan’s Famous, Inc. (2)	0	17
National Vision Holdings, Inc. (1)	35	668
Navan, Inc. – Class A (1)	3	73
Newell Brands, Inc.	873	5,363
Norwegian Cruise Line Holdings Ltd. (1)	1	25
NVR, Inc. (1)	3	21,878
Ollie’s Bargain Outlet Holdings, Inc. (1)	2	128
OneWater Marine, Inc. – Class A (1)	282	3,183
Outdoor Holding Co. (1)	44	101
Oxford Industries, Inc.	148	5,151
Papa John’s International, Inc.	13	489
Patrick Industries, Inc.	225	20,185
Peloton Interactive, Inc. – Class A (1)	115	677
Penn Entertainment, Inc. (1)	4	80
Penske Automotive Group, Inc.	29	5,205
Perdoceo Education Corp.	180	5,773
Petco Health & Wellness Co., Inc. – Class A (1)	35	96
Phinia, Inc.	68	5,568
Phoenix Education Partners, Inc.	144	4,728
Polaris, Inc.	24	1,643
Pool Corp.	1	158
Portillo’s, Inc. – Class A (1)	30	140
PulteGroup, Inc.	116	15,908
Pursuit Attractions & Hospitality, Inc. (1)	9	497
PVH Corp.	52	3,859
QuantumScape Corp. – Class A (1)	12	94
Ralph Lauren Corp. – Class A	42	16,843
RealReal, Inc. (1)	36	420
Red Rock Resorts, Inc. – Class A	396	25,774
Restaurant Brands International, Inc.	3	246
RH (1)(2)	0	56
Rivian Automotive, Inc. – Class A (1)	22	381
Rocky Brands, Inc.	3	143
Ross Stores, Inc.	81	17,247
Royal Caribbean Cruises Ltd.	149	47,236
Sabre Corp. (1)	124	259
Sally Beauty Holdings, Inc. (1)	44	626
Savers Value Village, Inc. (1)	2	16
Serve Robotics, Inc. (1)	4	26
Service Corp. International	4	281
SharkNinja, Inc. (1)	282	42,976
Shoe Station Group, Inc.	8	124
Signet Jewelers Ltd.	61	5,251
Six Flags Entertainment Corp. (1)	9	188
Smith & Wesson Brands, Inc.	20	298
Solid Power, Inc. (1)	72	186
Somnigroup International, Inc.	297	23,323

	Shares (000s)	Value (000s)
Sonic Automotive, Inc. – Class A	4	$378
Sonos, Inc. (1)	4	58
Standard Motor Products, Inc.	10	375
Steven Madden Ltd.	29	1,240
Stitch Fix, Inc. – Class A (1)	46	188
Strategic Education, Inc.	10	790
Strattec Security Corp. (1)	2	152
Sturm Ruger & Co., Inc.	4	154
Superior Group of Companies, Inc.	5	67
Tapestry, Inc.	67	9,771
Target Hospitality Corp. (1)	16	316
Taylor Morrison Home Corp. – Class A (1)	43	3,107
Thor Industries, Inc.	1	108
Toll Brothers, Inc.	235	38,707
TopBuild Corp. (1)	21	7,326
Torrid Holdings, Inc. (1)	23	42
Travel + Leisure Co.	111	8,476
Ulta Beauty, Inc. (1)	1	418
Under Armour, Inc. – Class A (1)	6	39
Under Armour, Inc. – Class C (1)	4	26
United Parks & Resorts, Inc. (1)	1	34
Upbound Group, Inc.	16	333
Urban Outfitters, Inc. (1)	19	1,346
Vail Resorts, Inc. (2)	0	24
Valvoline, Inc. (1)	386	15,267
Versigent Plc (1)	2	85
VF Corp.	10	164
Victoria’s Secret & Co. (1)	22	1,855
Visteon Corp.	258	25,633
Wayfair, Inc. – Class A (1)	2	204
Wendy’s Co.	2	20
Weyco Group, Inc.	3	100
Whirlpool Corp.	34	1,343
Williams-Sonoma, Inc.	102	23,663
Winmark Corp.	1	551
Winnebago Industries, Inc.	12	379
Wolverine World Wide, Inc.	260	4,292
Wyndham Hotels & Resorts, Inc.	100	8,457
Wynn Resorts Ltd.	2	203
YETI Holdings, Inc. (1)	2	105
Yum! Brands, Inc.	108	17,342
Zumiez, Inc. (1)	6	104

Total Consumer Discretionary		1,190,323

Consumer Staples – 3.63%
Albertsons Companies, Inc. – Class A	469	6,341
Alico, Inc.	2	100
Andersons, Inc.	15	1,005
Archer-Daniels-Midland Co.	124	9,477
B&G Foods, Inc.	37	149
BellRing Brands, Inc. (1)	3	44
BJ’s Wholesale Club Holdings, Inc. (1)	3	265
Boston Beer Co., Inc. – Class A (1)(2)	0	42
Brown-Forman Corp. – Class A	1	40
Brown-Forman Corp. – Class B	4	101
Bunge Global SA	4	380
Cal-Maine Foods, Inc.	85	6,816
Campbell’s Co.	102	2,278
Casey’s General Stores, Inc.	1	687

The accompanying notes are an integral part of these financial statements.

483

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Central Garden & Pet Co. – Class A (1)	4	$196
Central Garden & Pet Co. – Class A (1)	312	12,090
Chefs’ Warehouse, Inc. (1)	124	11,935
Church & Dwight Co., Inc.	7	636
Clorox Co.	3	321
Coca-Cola Consolidated, Inc.	145	27,706
Coca-Cola Europacific Partners Plc	125	12,493
Conagra Brands, Inc.	261	3,513
Constellation Brands, Inc. – Class A	4	542
Coty, Inc. – Class A (1)	10	22
Darling Ingredients, Inc. (1)	4	212
Del Monte Corp.	15	415
Dole Plc	30	412
Dollar General Corp.	6	704
Dollar Tree, Inc. (1)	5	634
Edgewell Personal Care Co.	620	16,662
elf Beauty, Inc. (1)	2	117
Energizer Holdings, Inc.	201	4,303
Estee Lauder Companies, Inc. – Class A	7	539
Flowers Foods, Inc.	5	41
Freshpet, Inc. (1)	1	54
General Mills, Inc.	560	19,491
Grocery Outlet Holding Corp. (1)	44	434
Herbalife Ltd. (1)	13	166
Hershey Co.	4	621
Honest Co., Inc. (1)	21	78
Hormel Foods Corp.	8	199
Ingles Markets, Inc. – Class A	7	586
Ingredion, Inc.	68	6,480
J.M. Smucker Co.	60	6,757
John B Sanfilippo & Son, Inc.	1	119
Kenvue, Inc.	53	1,018
Keurig Dr Pepper, Inc.	46	1,501
Kimberly-Clark Corp.	93	10,201
Kraft Heinz Co.	236	5,577
Kroger Co.	278	15,456
Lamb Weston Holdings, Inc.	4	166
Limoneira Co.	8	99
Maplebear, Inc. (1)	209	9,879
Marzetti Co.	31	3,494
McCormick & Co., Inc.	357	17,976
MGP Ingredients, Inc.	6	108
Mission Produce, Inc. (1)	20	236
Molson Coors Beverage Co. – Class B	247	9,640
Nature’s Sunshine Products, Inc. (1)	6	120
Nomad Foods Ltd.	625	6,846
Nu Skin Enterprises, Inc. – Class A	23	123
Oil-Dri Corp. of America	1	102
Olaplex Holdings, Inc. (1)	63	129
Performance Food Group Co. (1)	4	409
Pilgrim’s Pride Corp.	1	35
Post Holdings, Inc. (1)	225	19,891
Primo Brands Corp. – Class A	7	169
Reynolds Consumer Products, Inc.	1	40
Seaboard Corp. (2)	0	27
Seneca Foods Corp. – Class A (1)	2	362
Simply Good Foods Co. (1)	832	11,055
Smithfield Foods, Inc.	354	8,600
Spectrum Brands Holdings, Inc.	157	13,456

	Shares (000s)	Value (000s)
Sysco Corp.	212	$17,711
Turning Point Brands, Inc.	84	7,104
Tyson Foods, Inc. – Class A	8	437
United Natural Foods, Inc. (1)	27	1,242
Universal Corp.	11	558
US Foods Holding Corp. (1)	427	43,645
USANA Health Sciences, Inc. (1)	5	107
Utz Brands, Inc.	446	3,435
Village Super Market, Inc. – Class A	4	173
Weis Markets, Inc.	6	465
Yesway, Inc. – Class A (1)	530	10,757

Total Consumer Staples		378,552

Energy – 6.72%
Antero Midstream Corp.	9	210
Antero Resources Corp. (1)	1,157	40,667
APA Corp.	311	10,139
Ardmore Shipping Corp.	15	212
Atlas Energy Solutions, Inc. – Class A	10	173
Baker Hughes Co. – Class A	573	31,799
BKV Corp. (1)	11	312
Borr Drilling Ltd. (1)	128	528
Bristow Group, Inc.	13	522
Cactus, Inc. – Class A	244	12,499
California Resources Corp.	192	10,161
Calumet, Inc. (1)	27	984
Centrus Energy Corp. – Class A (1)	2	284
Cheniere Energy, Inc.	7	1,749
Chord Energy Corp.	94	10,749
Clean Energy Fuels Corp. (1)	77	158
CNX Resources Corp. (1)	62	2,096
Comstock Resources, Inc. (1)	10	153
Core Laboratories, Inc.	21	245
Core Natural Resources, Inc.	89	7,124
Crescent Energy Co. – Class A	1,169	11,476
Devon Energy Corp.	247	10,216
DHT Holdings, Inc.	61	1,010
Diamondback Energy, Inc.	243	42,692
Diversified Energy Co.	28	384
Dorian LPG Ltd.	16	572
DT Midstream, Inc.	3	412
Encore Energy Corp. (1)	85	112
Energy Fuels, Inc. (1)	77	1,119
Epsilon Energy Ltd.	7	38
EQT Corp.	250	13,318
Excelerate Energy, Inc. – Class A	11	408
Expand Energy Corp.	6	572
Expro Group Holdings NV (1)	695	10,267
FLEX LNG Ltd. (1)	12	325
Flowco Holdings, Inc. – Class A	305	6,504
Forum Energy Technologies, Inc. (1)	5	242
FutureFuel Corp.	12	56
Gevo, Inc. (1)	110	165
Golar LNG Ltd.	44	2,188
Granite Ridge Resources, Inc.	24	106
Green Plains, Inc. (1)	31	480
Halliburton Co.	361	12,270
Helix Energy Solutions Group, Inc. (1)	49	425
Helmerich & Payne, Inc.	44	1,451
HF Sinclair Corp.	190	13,200

The accompanying notes are an integral part of these financial statements.

484

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
HighPeak Energy, Inc.	9	$66
HMH Holding, Inc. – Class A (1)	191	3,586
Infinity Natural Resources, Inc. – Class A (1)	282	3,576
Innovex International, Inc. (1)	386	9,561
International Seaways, Inc.	18	1,390
Kinder Morgan, Inc.	84	2,695
Kinetik Holdings, Inc. – Class A	6	280
Kolibri Global Energy, Inc. (1)	10	51
Kosmos Energy Ltd. (1)	212	447
Liberty Energy, Inc. – Class A	88	2,307
Mach Natural Resources LP	352	4,445
Magnolia Oil & Gas Corp. – Class A	1,053	26,936
Marathon Petroleum Corp.	138	35,246
Matador Resources Co.	673	33,521
Murphy Oil Corp.	61	1,989
Nabors Industries Ltd. (1)	6	531
NACCO Industries, Inc. – Class A	2	91
National Energy Services Reunited Corp. (1)	27	808
Natural Gas Services Group, Inc.	4	156
Navigator Holdings Ltd.	13	242
Noble Corp. Plc	57	2,108
Nordic American Tankers Ltd.	90	501
Northern Oil & Gas, Inc.	590	10,702
NOV, Inc.	360	6,671
Occidental Petroleum Corp.	20	951
Oceaneering International, Inc. (1)	5	221
Oil States International, Inc. (1)	25	199
ONEOK, Inc.	26	2,241
Ovintiv, Inc.	101	5,292
Par Pacific Holdings, Inc. (1)	16	899
Patterson-UTI Energy, Inc.	155	1,423
PBF Energy, Inc. – Class A	38	1,721
Peabody Energy Corp.	267	6,179
Permian Resources Corp. – Class A	2,138	39,365
Phillips 66	139	23,538
Plains GP Holdings LP – Class A (1)	604	14,658
PrimeEnergy Resources Corp. (1)(2)	0	35
ProFrac Holding Corp. – Class A (1)	12	71
ProPetro Holding Corp. (1)	44	630
Range Resources Corp.	485	18,024
Ranger Energy Services, Inc. – Class A	9	143
REX American Resources Corp. (1)	10	434
Riley Exploration Permian, Inc.	5	180
RPC, Inc.	42	245
SandRidge Energy, Inc.	14	197
Scorpio Tankers, Inc.	90	6,264
SEACOR Marine Holdings, Inc. (1)	9	67
Seadrill Ltd. (1)	18	685
Select Water Solutions, Inc. – Class A	40	798
SFL Corp. Ltd. – Class B	55	561
SLB Ltd.	843	39,169
SM Energy Co.	113	2,937
Summit Midstream Corp. (1)	4	110
Talos Energy, Inc. (1)	57	737
TechnipFMC Plc	1,298	86,083
Teekay Corp. Ltd.	25	251
Teekay Tankers Ltd. – Class A	11	708
TETRA Technologies, Inc. (1)	58	660

	Shares (000s)	Value (000s)
Tidewater, Inc. (1)	122	$8,162
Transocean Ltd. (1)	417	2,040
TXO Partners LP	182	2,275
VAALCO Energy, Inc.	43	218
Valaris Ltd. (1)	28	2,030
Valero Energy Corp.	26	6,641
Viper Energy, Inc. – Class A	124	5,264
Vitesse Energy, Inc.	14	215
W&T Offshore, Inc.	47	147
Weatherford International Plc	2	160
World Kinect Corp.	287	9,443

Total Energy		700,949

Financials – 16.99%
1st Source Corp.	9	694
Abacus Global Management, Inc.	12	133
Acacia Research Corp. (1)	16	74
Accelerant Holdings – Class A (1)	518	6,066
ACNB Corp.	4	265
ACRES Commercial Realty Corp. (1)	3	51
Adamas Trust, Inc.	37	348
Affiliated Managers Group, Inc.	97	32,671
Affirm Holdings, Inc. – Class A (1)	3	248
AGNC Investment Corp.	30	325
Alerus Financial Corp.	11	330
Allstate Corp.	73	17,466
Ally Financial, Inc.	188	8,635
AlTi Global, Inc. (1)	20	71
Amalgamated Financial Corp.	10	474
Amerant Bancorp, Inc. – Class A	10	246
American Coastal Insurance Corp.	5	59
American Financial Group, Inc.	2	263
American Integrity Insurance Group, Inc.	3	64
American International Group, Inc.	648	48,312
Ameriprise Financial, Inc.	105	48,358
Ameris Bancorp	42	3,766
AMERISAFE, Inc.	4	127
Ames National Corp.	4	121
Angel Oak Mortgage REIT, Inc.	4	34
Annaly Capital Management, Inc.	205	4,594
Apollo Commercial Real Estate Finance, Inc.	31	330
Arbor Realty Trust, Inc.	82	445
Arch Capital Group Ltd. (1)	156	15,123
Ares Commercial Real Estate Corp.	23	103
Ares Management Corp. – Class A	93	10,336
ARMOUR Residential REIT, Inc.	50	875
Arrow Financial Corp.	7	282
Artisan Partners Asset Management, Inc. – Class A	13	439
Associated Banc-Corp.	257	7,919
Assurant, Inc.	1	375
Assured Guaranty Ltd.	1	92
Ategrity Specialty Holdings LLC (1)	3	69
Atlantic Union Bankshares Corp.	278	11,771
Atlanticus Holdings Corp. (1)	2	236
Avidbank Holdings, Inc. (1)	2	52
Axis Capital Holdings Ltd.	294	31,578
Axos Financial, Inc. (1)	103	10,048
Bakkt, Inc. – Class A (1)	6	44

The accompanying notes are an integral part of these financial statements.

485

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Banc of California, Inc.	56	$1,153
BancFirst Corp.	85	9,458
Bancorp, Inc. (1)	110	6,869
Bank First Corp.	4	565
Bank of Hawaii Corp.	4	312
Bank of Marin Bancorp	7	185
Bank of New York Mellon Corp.	42	6,001
Bank of NT Butterfield & Son Ltd.	92	5,492
Bank OZK	3	140
Bank7 Corp.	2	91
BankUnited, Inc.	33	1,622
Bankwell Financial Group, Inc.	3	157
Banner Corp.	15	1,010
Bar Harbor Bankshares	7	269
BayCom Corp.	4	147
BCB Bancorp, Inc.	6	67
Beacon Financial Corp.	341	10,380
Better Home & Finance Holding Co. – Class A (1)	3	81
Blackstone Mortgage Trust, Inc. – Class A	72	1,222
Bladex, Inc. – Class E	13	773
Block, Inc. – Class A (1)	14	1,068
Blue Owl Capital Corp.	243	2,645
Blue Ridge Bankshares, Inc.	28	99
BOK Financial Corp.	1	72
Bowhead Specialty Holdings, Inc. (1)	82	2,442
Bread Financial Holdings, Inc.	13	1,463
Bridgewater Bancshares, Inc. (1)	6	118
Brighthouse Financial, Inc. (1)	2	101
BrightSpire Capital, Inc. – Class A	58	314
Brown & Brown, Inc.	7	458
Bullish (1)	112	2,627
Burford Capital Ltd.	33	134
Burke & Herbert Financial Services Corp.	7	515
Business First Bancshares, Inc.	14	432
BV Financial, Inc. (1)	4	82
Byline Bancorp, Inc.	14	540
C&F Financial Corp.	1	118
California BanCorp	9	187
Camden National Corp.	7	403
Cannae Holdings, Inc.	18	264
Capital Bancorp, Inc.	4	151
Capital City Bank Group, Inc.	6	304
Capitol Federal Financial, Inc.	53	451
Carlyle Group, Inc.	7	303
Carter Bankshares, Inc.	9	291
Cass Information Systems, Inc.	1	38
Cathay General Bancorp	356	22,093
CB Financial Services, Inc.	2	80
CBOE Global Markets, Inc.	3	696
Central BanCo, Inc. – Class A	465	14,121
Central Pacific Financial Corp.	12	440
CF Bankshares, Inc.	3	82
Chain Bridge Bancorp, Inc. – Class A (1)	1	44
Chaince Digital Holdings, Inc. (1)	15	63
Chemung Financial Corp.	2	149
Chicago Atlantic Real Estate Finance, Inc.	9	91
Chimera Investment Corp.	37	489
ChoiceOne Financial Services, Inc.	6	206

	Shares (000s)	Value (000s)
Cincinnati Financial Corp.	4	$790
Citizens & Northern Corp.	7	164
Citizens Community Bancorp, Inc.	4	99
Citizens Financial Group, Inc.	228	15,981
Citizens Financial Services, Inc.	2	142
Citizens, Inc. – Class A (1)	22	129
City Holding Co.	2	297
Civista Bancshares, Inc.	10	269
Claros Mortgage Trust, Inc. (1)	46	108
CNA Financial Corp.	102	4,951
CNB Financial Corp.	13	436
CNO Financial Group, Inc.	150	7,662
CoastalSouth Bancshares, Inc.	4	111
Cohen & Steers, Inc.	1	87
Coinbase Global, Inc. – Class A (1)	6	810
Colony Bankcorp, Inc.	9	172
Columbia Banking System, Inc.	941	30,171
Columbia Financial, Inc. (1)	11	227
Commerce Bancshares, Inc.	4	214
Commercial Bancgroup, Inc.	2	77
Community Financial System, Inc.	163	10,946
Community Trust Bancorp, Inc.	7	530
Community West Bancshares	10	263
Compass Diversified Holdings (1)	570	6,073
ConnectOne Bancorp, Inc.	16	539
Consumer Portfolio Services, Inc. (1)	5	46
Corebridge Financial, Inc.	185	5,286
Corpay, Inc. (1)	40	13,455
Credit Acceptance Corp. (1)	29	18,723
Cullen/Frost Bankers, Inc.	2	257
Customers Bancorp, Inc. (1)	13	1,040
CVB Financial Corp.	1,522	34,329
DigitalBridge Group, Inc.	80	1,267
Dime Commercial Bancshares, Inc.	15	608
Donegal Group, Inc. – Class A	9	165
Donnelley Financial Solutions, Inc. (1)	3	140
Dynex Capital, Inc.	89	1,171
Eagle Bancorp Montana, Inc.	3	76
Eagle Bancorp, Inc.	10	297
Eagle Financial Services, Inc.	2	93
East West Bancorp, Inc.	315	40,623
Eastern Bankshares, Inc.	672	14,949
ECB Bancorp, Inc. (1)	3	57
Ellington Financial, Inc.	54	730
Employers Holdings, Inc.	8	418
Enact Holdings, Inc.	13	576
Encore Capital Group, Inc. (1)	10	930
Enterprise Financial Services Corp.	17	1,101
Equitable Holdings, Inc.	337	14,806
Equity Bancshares, Inc. – Class A	7	356
Essent Group Ltd.	110	7,088
Euronet Worldwide, Inc. (1)	200	14,636
Evercore, Inc. – Class A	36	12,251
Everest Group Ltd.	13	4,679
EVERTEC, Inc.	647	17,973
Exzeo Group, Inc. (1)	2	31
F&G Annuities & Life, Inc.	16	430
FactSet Research Systems, Inc.	1	229
Farmers & Merchants Bancorp, Inc.	6	178

The accompanying notes are an integral part of these financial statements.

486

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Farmers National Banc Corp.	24	$356
FB Bancorp, Inc. (1)	7	101
FB Financial Corp.	20	1,089
Federal Agricultural Mortgage Corp. – Class C (2)	0	91
Federated Hermes, Inc. – Class B	152	8,382
Fidelity D&D Bancorp, Inc.	2	111
Fidelity National Financial, Inc.	7	331
Fidelity National Information Services, Inc.	14	556
Fifth Third Bancorp	254	14,332
Figure Technology Solutions, Inc. – Class A (1)	1	23
Finance Of America Companies, Inc. – Class A (1)	2	61
Financial Institutions, Inc.	9	341
Finwise Bancorp (1)	2	23
First American Financial Corp.	336	23,021
First Bancorp	33	854
First Bancorp	18	1,165
First Bancorp, Inc.	5	177
First Bank	11	191
First Busey Corp.	145	4,270
First Business Financial Services, Inc.	4	231
First Capital, Inc.	2	97
First Citizens BancShares, Inc. – Class A (2)	0	501
First Commonwealth Financial Corp.	45	924
First Community Bankshares, Inc.	8	334
First Community Corp.	2	76
First Financial Bancorp	46	1,566
First Financial Corp.	4	342
First Hawaiian, Inc.	501	14,690
First Horizon Corp.	370	9,483
First Internet Bancorp	2	51
First Interstate BancSystem, Inc. – Class A	422	16,285
First Merchants Corp.	27	1,178
First Mid Bancshares, Inc.	10	475
First National Corp.	3	94
First United Corp.	3	127
First Western Financial, Inc. (1)	3	87
Firstsun Capital Bancorp (1)	10	398
Fiserv, Inc. (1)	7	346
Five Star Bancorp	3	123
Flagstar Bank N.A.	137	2,043
Flywire Corp. (1)	6	99
FNB Corp.	10	181
Forbright, Inc. – Class A (1)	78	1,428
Franklin BSP Realty Trust, Inc.	36	295
Franklin Financial Services Corp.	2	116
Franklin Resources, Inc.	8	254
Freedom Holding Corp. (1)(2)	0	9
FS Bancorp, Inc.	3	125
FS KKR Capital Corp.	122	1,282
Fulton Financial Corp.	87	2,094
FVCBankcorp, Inc.	7	125
GBank Financial Holdings, Inc. (1)	4	108
GCM Grosvenor, Inc. – Class A	2	29
Genworth Financial, Inc. – Class A (1)	178	1,683
German American Bancorp, Inc.	16	766

	Shares (000s)	Value (000s)
Glacier Bancorp, Inc.	442	$22,818
Global Payments, Inc.	6	469
Globe Life, Inc.	2	416
Goosehead Insurance, Inc. – Class A (1)	2	108
Great Southern Bancorp, Inc.	4	300
Green Dot Corp. – Class A (1)	25	339
Greene County Bancorp, Inc.	1	34
Greenlight Capital Re Ltd. – Class A (1)	13	207
HA Sustainable Infrastructure Capital, Inc.	56	2,186
Hamilton Insurance Group Ltd. – Class B	135	4,573
Hamilton Lane, Inc. – Class A (2)	0	31
Hancock Whitney Corp.	230	17,198
Hanmi Financial Corp.	14	444
Hanover Bancorp, Inc.	2	44
Hanover Insurance Group, Inc.	50	10,790
Happen, Inc. (1)	51	1,065
Hartford Insurance Group, Inc.	150	19,912
Hawthorn Bancshares, Inc.	3	106
HBT Financial, Inc.	5	163
Heritage Financial Corp.	15	445
Heritage Insurance Holdings, Inc. (1)	3	70
Hilltop Holdings, Inc.	20	759
Hingham Institution for Savings	1	206
Hippo Holdings, Inc. (1)	4	100
Home Bancorp, Inc.	3	214
Home Bancshares, Inc.	646	18,454
HomeTrust Bancshares, Inc.	7	365
Hope Bancorp, Inc.	52	712
Horace Mann Educators Corp.	18	943
Horizon Bancorp, Inc.	21	421
Houlihan Lokey, Inc. – Class A	1	130
Huntington Bancshares, Inc.	1,944	34,474
Independent Bank Corp.	9	317
Independent Bank Corp.	191	15,998
Innventure, Inc. (1)	20	100
International Bancshares Corp.	155	11,772
Invesco Ltd.	10	266
Invesco Mortgage Capital, Inc.	35	279
Investar Holding Corp.	5	162
Investors Title Co.	1	148
Jack Henry & Associates, Inc.	2	279
Jackson Financial, Inc. – Class A	101	10,292
James River Group Holdings, Inc.	19	82
Jefferies Financial Group, Inc.	3	162
Jefferson Capital, Inc.	7	130
John Marshall Bancorp, Inc.	6	134
Kearny Financial Corp.	26	247
Kemper Corp.	2	45
KeyCorp	26	600
Kingstone Companies, Inc.	1	22
KKR Real Estate Finance Trust, Inc.	25	173
Ladder Capital Corp. – Class A	52	519
Lakeland Financial Corp.	225	13,885
Landmark Bancorp, Inc.	2	64
Lazard, Inc. – Class A	2	93
LCNB Corp.	6	107
LendingTree, Inc. (1)(2)	0	14
Lincoln International, Inc. – Class A (1)	249	5,942
Lincoln National Corp.	315	11,119

The accompanying notes are an integral part of these financial statements.

487

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Live Oak Bancshares, Inc.	9	$380
loanDepot, Inc. – Class A (1)	51	63
Loews Corp.	5	532
LPL Financial Holdings, Inc.	169	47,571
M&T Bank Corp.	21	4,960
MainStreet Bancshares, Inc.	3	68
Marex Group Plc	190	11,563
Markel Group, Inc. (1)	13	25,438
MarketAxess Holdings, Inc.	1	111
MarketWise, Inc.	1	23
Marqeta, Inc. – Class A (1)	89	361
MBIA, Inc. (1)	20	127
Mechanics Bancorp – Class A	21	341
Medallion Financial Corp.	7	76
Mercantile Bank Corp.	7	430
Merchants Bancorp	12	595
Mercury General Corp.	12	1,312
Meridian Corp.	4	71
Metrocity Bankshares, Inc.	3	123
Metropolitan Bank Holding Corp.	3	298
MFA Financial, Inc.	46	448
MGIC Investment Corp.	280	7,891
Miami International Holdings, Inc. (1)	5	183
Mid Penn Bancorp, Inc.	9	310
Midland States Bancorp, Inc.	9	291
Morningstar, Inc. (2)	0	33
MSCI, Inc. – Class A	2	1,048
MVB Financial Corp.	5	155
Nasdaq, Inc.	12	985
National Bank Holdings Corp. – Class A	17	740
National Bankshares, Inc.	3	101
Navient Corp.	30	255
NB Bancorp, Inc.	17	365
NBT Bancorp, Inc.	277	13,666
NCR Atleos Corp. (1)	39	1,704
Nelnet, Inc. – Class A	6	767
NewtekOne, Inc.	11	170
Nexpoint Real Estate Finance, Inc.	3	51
NI Holdings, Inc. (1)	3	42
Nicolet Bankshares, Inc.	125	20,714
NMI Holdings, Inc. – Class A (1)	35	1,428
Northeast Bank	24	3,154
Northeast Community Bancorp, Inc.	6	164
Northern Trust Corp.	5	894
Northfield Bancorp, Inc.	14	202
Northpointe Bancshares, Inc.	10	187
Northrim BanCorp, Inc.	5	133
Northwest Bancshares, Inc.	65	982
Norwood Financial Corp.	4	138
Oak Valley Bancorp	3	110
OceanFirst Financial Corp.	38	733
Octave Specialty Group, Inc. (1)	16	101
OFG Bancorp	20	957
Ohio Valley Banc Corp.	2	78
Old National Bancorp	1,566	40,558
Old Republic International Corp.	242	9,892
Old Second Bancorp, Inc.	23	533
OneMain Holdings, Inc. – Class A	3	200
Onity Group, Inc. (1)	45	1,775

	Shares (000s)	Value (000s)
OP Bancorp	5	$80
Open Lending Corp. – Class A (1)	48	150
Oportun Financial Corp. (1)	19	108
Orange County Bancorp, Inc.	4	129
Orchid Island Capital, Inc. – Class A	83	579
Origin Bancorp, Inc.	303	15,510
Orrstown Financial Services, Inc.	9	354
Pagseguro Digital Ltd. – Class A	344	3,116
Park National Corp.	7	1,225
Parke Bancorp, Inc.	4	149
Pathward Financial, Inc.	61	5,303
PayPal Holdings, Inc.	194	8,370
Paysafe Ltd. (1)	15	114
PCB Bancorp	4	126
Peapack Gladstone Financial Corp.	4	203
Pelagos Insurance Capital Ltd.	26	621
PennyMac Financial Services, Inc.	99	8,638
PennyMac Mortgage Investment Trust	40	456
Peoples Bancorp of North Carolina, Inc.	2	76
Peoples Bancorp, Inc.	16	617
Peoples Financial Services Corp.	4	249
Pinnacle Financial Partners, Inc.	4	420
Pioneer Bancorp, Inc. (1)	5	84
Plumas Bancorp	3	161
Ponce Financial Group, Inc. (1)	8	167
Popular, Inc.	129	21,148
PRA Group, Inc. (1)	18	341
Preferred Bank	3	331
Primerica, Inc.	1	274
Primis Financial Corp.	11	174
Princeton Bancorp, Inc.	2	83
Principal Financial Group, Inc.	6	674
PROG Holdings, Inc.	94	4,379
Progressive Corp.	101	22,164
Prosperity Bancshares, Inc.	211	15,404
Provident Financial Services, Inc.	48	1,130
Prudential Financial, Inc.	11	1,158
QCR Holdings, Inc.	7	713
Radian Group, Inc.	145	5,474
Raymond James Financial, Inc.	5	753
RBB Bancorp	8	207
Ready Capital Corp.	65	113
Red River Bancshares, Inc.	2	213
Redwood Trust, Inc.	57	271
Regional Management Corp.	4	145
Regions Financial Corp.	448	13,530
Reinsurance Group of America, Inc. – Class A	2	388
RenaissanceRe Holdings Ltd.	86	27,101
Renasant Corp.	43	1,811
Repay Holdings Corp. – Class A (1)	794	3,333
Republic Bancorp, Inc. – Class A	4	339
Rhinebeck Bancorp, Inc. (1)	3	46
Richmond Mutual BanCorp, Inc.	3	53
Ridgepost Capital, Inc. – Class A	793	6,239
Rithm Capital Corp.	15	142
RLI Corp.	2	124
Robinhood Markets, Inc. – Class A (1)	18	1,823
Rocket Companies, Inc. – Class A (1)	3,097	48,772

The accompanying notes are an integral part of these financial statements.

488

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
S&T Bancorp, Inc.	17	$825
Safety Insurance Group, Inc.	7	497
Seacoast Banking Corp. of Florida	43	1,431
Security National Financial Corp. – Class A (1)	8	73
SEI Investments Co.	204	17,851
Selective Insurance Group, Inc.	109	10,580
Seven Hills Realty Trust	9	79
Sezzle, Inc. (1)	1	131
Shore Bancshares, Inc.	12	271
Sierra Bancorp	5	222
Silvercrest Asset Management Group, Inc. – Class A	4	37
Simmons First National Corp. – Class A	459	10,396
SiriusPoint Ltd. (1)	121	2,914
Slide Insurance Holdings, Inc. (1)	270	5,234
SLM Corp.	327	8,470
SmartFinancial, Inc.	6	263
SoFi Technologies, Inc. (1)	29	514
South Plains Financial, Inc.	5	233
Southern First Bancshares, Inc. (1)	3	206
Southern Missouri Bancorp, Inc.	4	307
Southside Bancshares, Inc.	13	458
SouthState Bank Corp.	209	20,928
SR Bancorp, Inc.	3	59
Starwood Property Trust, Inc.	10	160
State Street Corp.	174	29,463
Stellar Bancorp, Inc.	21	809
Sterling Bancorp, Inc. (1)(2)(3)	10	–
Stewart Information Services Corp.	113	7,465
Stifel Financial Corp.	289	20,170
Stock Yards Bancorp, Inc.	1	59
StoneX Group, Inc. (1)	49	5,826
Synchrony Financial	243	18,494
T Rowe Price Group, Inc.	6	676
Texas Capital Bancshares, Inc.	128	13,173
TFS Financial Corp.	1	26
Third Coast Bancshares, Inc. (1)	6	236
Timberland Bancorp, Inc.	4	158
Tiptree, Inc.	8	137
Tompkins Financial Corp.	6	581
Towne Bank	39	1,396
TPG Mortgage Investment Trust, Inc.	15	121
TPG RE Finance Trust, Inc.	31	262
TPG, Inc. (1)(2)(3)	6	0
TPG, Inc. – Class A (2)	0	18
Tradeweb Markets, Inc. – Class A	3	294
Travelers Companies, Inc.	47	15,551
TriCo Bancshares	14	745
Triumph Financial, Inc. (1)	6	431
Truist Financial Corp.	103	5,131
TrustCo Bank Corp. NY	8	416
Trustmark Corp.	25	1,144
Two Harbors Investment Corp.	23	282
UMB Financial Corp.	228	32,582
United Bankshares, Inc.	416	19,066
United Community Banks, Inc.	488	17,107
United Fire Group, Inc.	10	521
Unity Bancorp, Inc.	2	110

	Shares (000s)	Value (000s)
Universal Insurance Holdings, Inc.	9	$370
Univest Financial Corp.	13	571
Unum Group	102	9,147
USCB Financial Holdings, Inc.	3	64
UWM Holdings Corp.	6	14
Valley National Bancorp	165	2,411
Velocity Financial, Inc. (1)	5	95
Virginia National Bankshares Corp.	2	96
Virtu Financial, Inc. – Class A	2	128
Virtus Investment Partners, Inc.	3	429
Voya Financial, Inc.	115	10,366
WaFd, Inc.	33	1,281
Walker & Dunlop, Inc.	15	819
Washington Trust Bancorp, Inc.	8	300
Waterstone Financial, Inc.	6	133
Wealthfront Corp. (1)	5	43
Webster Financial Corp.	4	336
Webull Corp. (1)	109	708
WesBanco, Inc.	40	1,555
West BanCorp, Inc.	6	153
Westamerica BanCorp	11	624
Western Alliance Bancorp	114	9,366
Western New England Bancorp, Inc.	8	119
Western Union Co.	193	1,482
Westwood Holdings Group, Inc.	3	63
WEX, Inc. (1)	55	7,742
White Mountains Insurance Group Ltd. (2)	0	135
Willis Towers Watson Plc	61	15,837
Wintrust Financial Corp.	2	285
World Acceptance Corp. (1)	1	240
WR Berkley Corp.	6	439
WSFS Financial Corp.	24	1,845
XP, Inc. – Class A	10	159
Zions Bancorp N.A.	285	19,691

Total Financials		1,773,360

Healthcare – 8.92%
10X Genomics, Inc. – Class A (1)	37	1,418
4D Molecular Therapeutics, Inc. (1)	20	262
Absci Corp. (1)	14	166
Acadia Healthcare Co., Inc. (1)	3	75
ACADIA Pharmaceuticals, Inc. (1)	255	6,455
Accendra Health, Inc. (1)	34	116
Aclaris Therapeutics, Inc. (1)	42	224
Acme United Corp.	2	73
AdaptHealth Corp. – Class A (1)	46	481
Addus HomeCare Corp. (1)	203	20,403
Aduro Bioteech, Inc. (1)(3)	1	2
Agilent Technologies, Inc.	83	11,055
Agios Pharmaceuticals, Inc. (1)	25	933
AirSculpt Technologies, Inc. (1)	1	6
Akebia Therapeutics, Inc. (1)	101	116
Aktis Oncology, Inc. (1)	4	136
Alector, Inc. (1)	40	80
Align Technology, Inc. (1)	29	4,959
Alkermes Plc (1)	19	975
Allogene Therapeutics, Inc. (1)	72	150
Alumis, Inc. (1)	31	863
AMN Healthcare Services, Inc. (1)	17	558

The accompanying notes are an integral part of these financial statements.

489

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Amneal Pharmaceuticals, Inc. (1)	10	$168
Amphastar Pharmaceuticals, Inc. (1)	15	302
Amylyx Pharmaceuticals, Inc. (1)	9	163
AngioDynamics, Inc. (1)	13	170
Anika Therapeutics, Inc. (1)	5	76
Annexon, Inc. (1)	59	336
Aquestive Therapeutics, Inc. (1)	31	127
Arbutus Biopharma Corp. (1)	5	26
Arcturus Therapeutics Holdings, Inc. (1)	7	50
Arcus Biosciences, Inc. (1)	10	318
Ardent Health, Inc. (1)	11	104
Artivion, Inc. (1)	4	79
Arvinas, Inc. (1)	22	186
Atea Pharmaceuticals, Inc. (1)	30	141
Atrium Therapeutics, Inc. (1)(2)	0	6
Aura Biosciences, Inc. (1)	12	89
Avanos Medical, Inc. (1)	19	482
Avantor, Inc. (1)	19	184
Aveanna Healthcare Holdings, Inc. (1)	7	64
Azenta, Inc. (1)	463	11,817
Baxter International, Inc.	180	3,832
Becton Dickinson & Co.	10	1,531
Beta Bionics, Inc. (1)	2	31
Bicara Therapeutics, Inc. (1)	13	391
BioAge Labs, Inc. (1)	13	330
BioCryst Pharmaceuticals, Inc. (1)	11	109
Biogen, Inc. (1)	124	26,797
BioMarin Pharmaceutical, Inc. (1)	83	4,727
Bio-Rad Laboratories, Inc. – Class A (1)	1	151
Bio-Techne Corp.	4	305
Boston Scientific Corp. (1)	146	6,231
Brookdale Senior Living, Inc. (1)	12	186
Bruker Corp.	3	171
Candel Therapeutics, Inc. (1)	3	34
CapsoVision, Inc. (1)	5	40
Cardinal Health, Inc.	5	1,088
Caris Life Sciences, Inc. (1)	1	23
Carlsmed, Inc. (1)	1	12
Cartesian Therapeutics, Inc. (1)	4	38
Castle Biosciences, Inc. (1)	13	303
Celcuity, Inc. (1)	1	87
Celldex Therapeutics, Inc. (1)	34	1,269
Cencora, Inc. – Class A	108	30,454
Centene Corp. (1)	166	10,634
Certara, Inc. (1)	3	21
Charles River Laboratories International, Inc. (1)	1	307
Chemed Corp.	20	9,215
Chinook Therapeutics, Inc. (1)(3)	17	3
Cigna Group	66	18,080
Codexis, Inc. (1)	8	18
Cogent Biosciences, Inc. (1)	133	5,163
Coherus Oncology, Inc. (1)	36	50
Collegium Pharmaceutical, Inc. (1)	184	6,643
Community Health Systems, Inc. (1)	21	72
Compass Therapeutics, Inc. (1)	27	60
Concentra Group Holdings Parent, Inc.	330	9,823
CONMED Corp.	144	4,724
Cooper Companies, Inc. (1)	96	6,879

	Shares (000s)	Value (000s)
CRISPR Therapeutics AG (1)	41	$2,229
Cross Country Healthcare, Inc. (1)	14	181
CryoPort, Inc. (1)	18	280
Cullinan Therapeutics, Inc. (1)	24	432
Cytek Biosciences, Inc. (1)	54	241
Cytokinetics, Inc. (1)	124	10,554
DaVita, Inc. (1)	38	8,476
Definium Therapeutics, Inc. (1)	30	1,422
Denali Therapeutics, Inc. (1)	60	1,542
Dentsply Sirona, Inc.	5	56
Design Therapeutics, Inc. (1)	12	168
Dianthus Therapeutics, Inc. (1)	15	1,428
Dyne Therapeutics, Inc. (1)	41	901
Editas Medicine, Inc. – Class A (1)	40	129
Edwards Lifesciences Corp. (1)	22	2,035
Elanco Animal Health, Inc. (1)	14	336
Eledon Pharmaceuticals, Inc. (1)	33	130
Embecta Corp.	24	79
Emergent BioSolutions, Inc. (1)	24	200
Enanta Pharmaceuticals, Inc. (1)	12	176
Encompass Health Corp.	3	274
Enovis Corp. (1)	684	14,164
Entrada Therapeutics, Inc. (1)	12	90
Envista Holdings Corp. (1)	306	8,052
Erasca, Inc. (1)	85	1,555
Esperion Therapeutics, Inc. (1)	69	217
Evolent Health, Inc. – Class A (1)	36	197
Evommune, Inc. (1)	2	28
Exelixis, Inc. (1)	263	14,332
EyePoint, Inc. (1)	35	502
Fennec Pharmaceuticals, Inc. (1)	8	85
Foghorn Therapeutics, Inc. (1)	6	31
Fortrea Holdings, Inc. (1)	42	725
Fulcrum Therapeutics, Inc. (1)	25	90
Fulgent Genetics, Inc. (1)	10	209
GE HealthCare Technologies, Inc.	156	9,974
Ginkgo Bioworks Holdings, Inc. (1)	18	179
Globus Medical, Inc. – Class A (1)	107	8,443
GRAIL, Inc. (1)	16	1,084
Haemonetics Corp. (1)	192	14,378
Halozyme Therapeutics, Inc. (1)	142	11,105
Harmony Biosciences Holdings, Inc. (1)	147	5,338
HealthStream, Inc.	6	160
HeartFlow, Inc. (1)	4	118
Henry Schein, Inc. (1)	3	237
Heron Therapeutics, Inc. (1)	65	28
Humana, Inc.	111	44,162
ICON Plc (1)	75	13,021
Icosavax, Inc. (1)(3)	11	3
ICU Medical, Inc. (1)	113	16,506
Ideaya Biosciences, Inc. (1)	38	1,409
Illumina, Inc. (1)	125	21,931
ImmunityBio, Inc. (1)	24	213
Incyte Corp. (1)	161	18,301
Indivior Pharmaceuticals, Inc. (1)	8	345
Inhibikase Therapeutics, Inc. (1)	43	86
Inhibrx Biosciences, Inc. (1)	4	384
Inhibrx, Inc. (1)(3)	5	3
Innovage Holding Corp. (1)	5	57

The accompanying notes are an integral part of these financial statements.

490

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Innoviva, Inc. (1)	5	$102
Inogen, Inc. (1)	12	77
Insmed, Inc. (1)(2)	0	38
Integer Holdings Corp. (1)	217	20,320
Integra LifeSciences Holdings Corp. (1)	30	534
Intellia Therapeutics, Inc. (1)	50	840
Ionis Pharmaceuticals, Inc. (1)	87	6,904
Iovance Biotherapeutics, Inc. (1)	151	627
IQVIA Holdings, Inc. (1)	67	12,910
Ironwood Pharmaceuticals, Inc. – Class A (1)	5	22
Jade Biosciences, Inc. (1)	14	317
Janux Therapeutics, Inc. (1)	13	205
Jazz Pharmaceuticals Plc (1)	93	22,462
Keros Therapeutics, Inc. (1)	13	139
Kestra Medical Technologies Ltd. (1)	2	51
Kodiak Sciences, Inc. (1)	17	659
Korro Bio, Inc. (1)	3	37
Kura Oncology, Inc. (1)	35	388
Labcorp Holdings, Inc.	120	33,548
Lantheus Holdings, Inc. (1)	93	10,365
Larimar Therapeutics, Inc. (1)	20	61
LB Pharmaceuticals, Inc. (1)	4	130
Lexeo Therapeutics, Inc. (1)	28	130
Lifecore Biomedical, Inc. (1)	4	20
LifeMD, Inc. (1)	5	20
LifeStance Health Group, Inc. (1)	33	350
Ligand Pharmaceuticals, Inc. (1)	51	16,123
LivaNova Plc (1)	101	8,313
Lucid Diagnostics, Inc. (1)	19	20
Lumexa Imaging Holdings, Inc. (1)	836	9,425
MapLight Therapeutics, Inc. (1)	5	162
Maravai LifeSciences Holdings, Inc. – Class A (1)	49	307
Maze Therapeutics, Inc. (1)	11	329
MBX Biosciences, Inc. (1)	13	700
McKesson Corp.	14	10,937
Medline, Inc. – Class A (1)	9	350
MeiraGTx Holdings Plc (1)	5	70
Merit Medical Systems, Inc. (1)	2	127
Mettler-Toledo International, Inc. (1)	1	724
MiniMed Group, Inc. (1)	473	7,077
Mirum Pharmaceuticals, Inc. (1)	81	9,479
Moderna, Inc. (1)	10	693
Molina Healthcare, Inc. (1)	1	144
Monte Rosa Therapeutics, Inc. (1)	27	655
Myriad Genetics, Inc. (1)	41	233
National HealthCare Corp.	6	1,213
Neogen Corp. (1)	99	888
NeoGenomics, Inc. (1)	53	779
Neurocrine Biosciences, Inc. (1)(2)	0	65
Neurogene, Inc. (1)	5	146
Nkarta, Inc. (1)	24	69
Novavax, Inc. (1)	13	121
Nurix Therapeutics, Inc. (1)	46	1,113
Nuvation Bio, Inc. (1)	99	563
Olema Pharmaceuticals, Inc. (1)	31	391
Omada Health, Inc. (1)	5	121
Omeros Corp. (1)	3	32

	Shares (000s)	Value (000s)
OmniAb, Inc. (1)	49	$121
OmniAb, Inc. – Class CR3 (1)(2)(3)	2	–
OmniAb, Inc. – Class CR4 (1)(2)(3)	2	–
Omnicell, Inc. (1)	20	831
OPKO Health, Inc. (1)	182	273
Option Care Health, Inc. (1)	266	5,581
OraSure Technologies, Inc. (1)	33	149
Organon & Co.	171	2,320
ORIC Pharmaceuticals, Inc. (1)	21	228
Orthofix Medical, Inc. (1)	17	156
OrthoPediatrics Corp. (1)	6	117
Oruka Therapeutics, Inc. (1)	74	7,083
Pacific Biosciences of California, Inc. (1)	125	211
Pacira BioSciences, Inc. (1)	17	423
PACS Group, Inc. (1)	1	62
Palvella Therapeutics, Inc. (1)(2)	0	35
Pediatrix Medical Group, Inc. (1)	646	16,371
Perrigo Co. Plc	4	41
Personalis, Inc. (1)	22	297
Perspective Therapeutics, Inc. (1)	28	96
Phathom Pharmaceuticals, Inc. (1)	15	164
Praxis Precision Medicines, Inc. (1)	26	8,841
Precigen, Inc. (1)	6	34
Prestige Consumer Healthcare, Inc. (1)	345	16,311
Prime Medicine, Inc. (1)	44	163
Protara Therapeutics, Inc. (1)	23	87
Prothena Corp. Plc (1)	19	185
PTC Therapeutics, Inc. (1)	7	539
Puma Biotechnology, Inc. (1)	21	170
QIAGEN NV	6	223
Quanterix Corp. (1)	17	75
Quest Diagnostics, Inc.	125	26,526
QuidelOrtho Corp. (1)	17	294
RadNet, Inc. (1)	6	358
Rapport Therapeutics, Inc. (1)	13	557
Regeneron Pharmaceuticals, Inc.	9	5,674
REGENXBIO, Inc. (1)	21	250
Relay Therapeutics, Inc. (1)	63	1,173
Repligen Corp. (1)	1	173
Replimune Group, Inc. – Class Rights (1)	33	363
ResMed, Inc.	3	598
Revolution Medicines, Inc. (1)	5	939
Revvity, Inc.	159	17,710
Rezolute, Inc. (1)	4	22
Rocket Pharmaceuticals, Inc. (1)	34	116
Roivant Sciences Ltd. (1)	12	412
Royalty Pharma Plc – Class A	10	589
Sana Biotechnology, Inc. (1)	65	228
Sarepta Therapeutics, Inc. (1)(2)	0	8
SBC Medical Group Holdings, Inc. (1)	4	12
Scholar Rock Holding Corp. (1)	3	178
Septerna, Inc. (1)	10	334
Shoulder Innovations, Inc. (1)	1	24
SIGA Technologies, Inc.	3	11
Solid Biosciences, Inc. (1)	28	277
Solventum Corp. (1)	385	29,726
Sonida Senior Living, Inc. (1)	1	28
Sotera Health Co. (1)	6	108
Spyre Therapeutics, Inc. (1)	11	973

The accompanying notes are an integral part of these financial statements.

491

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
STAAR Surgical Co. (1)	2	$62
STERIS Plc	105	22,171
Strata Critical Medical, Inc. (1)	30	156
Strive, Inc. – Class B (1)	19	213
Supernus Pharmaceuticals, Inc. (1)	23	1,061
Surgery Partners, Inc. (1)	34	571
Syndax Pharmaceuticals, Inc. (1)	3	57
Tactile Systems Technology, Inc. (1)	10	305
Tango Therapeutics, Inc. (1)	50	1,553
Tarsus Pharmaceuticals, Inc. (1)	75	4,706
Tectonic Therapeutic, Inc. (1)	4	149
Teladoc Health, Inc. (1)	63	534
Teleflex, Inc.	116	14,663
Tenet Healthcare Corp. (1)	154	28,872
Theravance Biopharma, Inc. (1)	4	63
Third Harmonic Bio, Inc. (1)(2)(3)	12	–
Tonix Pharmaceuticals Holding Corp. (1)	7	84
Travere Therapeutics, Inc. – Class Preferre (1)	2	132
TriSalus Life Sciences, Inc. (1)	11	48
Tyra Biosciences, Inc. (1)	11	364
UFP Technologies, Inc. (1)	33	8,623
United Therapeutics Corp. (1)	10	5,459
Universal Health Services, Inc. – Class B	43	6,355
Upstream Bio, Inc. (1)	15	103
UroGen Pharma Ltd. (1)	3	127
US Physical Therapy, Inc.	3	172
Utah Medical Products, Inc.	1	78
Vanda Pharmaceuticals, Inc. (1)	26	159
Varex Imaging Corp. (1)	19	194
Vaxcyte, Inc. (1)	56	3,252
Veeva Systems, Inc. – Class A (1)	2	421
Verastem, Inc. (1)	14	55
Viatris, Inc.	441	7,007
Viking Therapeutics, Inc. (1)	3	108
Vir Biotechnology, Inc. (1)	41	422
Viridian Therapeutics, Inc. (1)	7	136
Voyager Therapeutics, Inc. (1)	21	72
Waters Corp. (1)	3	1,041
WaVe Life Sciences Ltd. (1)	6	37
Waystar Holding Corp. (1)	866	17,777
West Pharmaceutical Services, Inc.	2	713
Xencor, Inc. (1)	32	509
XOMA Royalty Corp. (1)	1	50
Zenas Biopharma, Inc. (1)	10	266
Zimmer Biomet Holdings, Inc.	117	10,033
Zoetis, Inc. – Class A	104	7,440

Total Healthcare		931,083

Industrials – 21.04%
3D Systems Corp. (1)	63	191
3M Co.	71	11,458
AAR Corp. (1)	13	1,898
ABM Industries, Inc.	162	7,170
ACCO Brands Corp.	42	173
Acuity, Inc.	1	320
Advanced Drainage Systems, Inc.	2	306
Aebi Schmidt Holding AG	15	187
AECOM	4	248
AerSale Corp. (1)	15	93

	Shares (000s)	Value (000s)
AGCO Corp.	56	$6,745
AirJoule Technologies Corp. – Class A (1)	16	87
AIRO Group Holdings, Inc. (1)	3	21
Alamo Group, Inc.	3	532
Alaska Air Group, Inc. (1)	126	6,580
Albany International Corp. – Class A	243	18,077
Allegiant Travel Co. – Class A (1)	7	837
Allegion Plc	177	24,871
Alliance Laundry Holdings, Inc. (1)	291	7,730
Allient, Inc.	6	633
Allison Transmission Holdings, Inc.	266	29,971
Alta Equipment Group, Inc. (1)	8	50
Amentum Holdings, Inc. (1)	4	91
Ameresco, Inc. – Class A (1)	15	412
American Airlines Group, Inc. (1)	17	301
AMETEK, Inc.	180	43,536
AO Smith Corp.	3	199
API Group Corp. (1)	10	422
Apogee Enterprises, Inc.	10	448
Applied Aerospace & Defense, Inc. (1)	305	6,957
Applied Industrial Technologies, Inc.	1	347
ArcBest Corp.	97	13,971
Arcosa, Inc.	272	39,585
Argan, Inc.	27	21,413
Armstrong World Industries, Inc.	1	131
Array Technologies, Inc. (1)	54	404
Astec Industries, Inc.	10	622
Astronics Corp. (1)	1	110
Asure Software, Inc. (1)	11	89
ATI, Inc. (1)	160	31,604
Atkore, Inc.	78	5,905
Atmus Filtration Technologies, Inc.	333	16,960
Avis Budget Group, Inc. (1)(2)	0	44
Beta Technologies, Inc. – Class A (1)	5	89
Blue Bird Corp. (1)	18	1,449
BlueLinx Holdings, Inc. (1)	4	217
Boise Cascade Co.	68	5,287
Bowman Consulting Group Ltd. – Class A (1)(2)	0	5
BrightView Holdings, Inc. (1)	33	464
Brink’s Co.	372	35,176
Broadridge Financial Solutions, Inc. (2)	0	40
Brookfield Business Corp. – Class A	7	207
Builders FirstSource, Inc. (1)	3	267
BWX Technologies, Inc.	183	35,622
CACI International, Inc. – Class A (1)	36	16,583
Cardinal Infrastructure Group, Inc. – Class A (1)	97	9,103
Carlisle Companies, Inc.	31	11,239
Carpenter Technology Corp.	1	677
Carrier Global Corp.	161	11,778
Casella Waste Systems, Inc. – Class A (1)	141	13,633
CBIZ, Inc. (1)	277	8,893
CECO Environmental Corp. (1)	9	788
CH Robinson Worldwide, Inc.	3	612
Cimpress Plc (1)	6	618
Clarivate Plc (1)	10	21
Clean Harbors, Inc. (1)	1	417
CNH Industrial NV	520	5,834

The accompanying notes are an integral part of these financial statements.

492

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Columbus McKinnon Corp.	13	$189
Concentrix Corp.	55	1,241
Concrete Pumping Holdings, Inc. (1)	9	110
Conduent, Inc. (1)	72	106
Construction Partners, Inc. – Class A (1)	277	32,948
Copart, Inc. (1)	12	348
Core & Main, Inc. – Class A (1)	2	108
CoreCivic, Inc. (1)	39	1,189
Costamare Bulkers Holdings Ltd. (1)	3	60
Costamare, Inc.	20	275
Covenant Logistics Group, Inc. – Class A	5	230
Crane Co.	181	40,440
Cummins, Inc.	8	5,420
Curtiss-Wright Corp.	71	54,054
Custom Truck One Source, Inc. (1)	28	329
Delta Air Lines, Inc.	184	17,246
Deluxe Corp.	127	3,043
DIRTT Environmental Solutions (1)	730	398
Distribution Solutions Group, Inc. (1)	1	16
DNOW, Inc. (1)	84	1,093
Donaldson Co., Inc.	48	4,293
Douglas Dynamics, Inc.	1	74
Dover Corp.	69	15,575
Dpc Holdings Ltd. (1)	28	1,372
Ducommun, Inc. (1)	37	6,840
Embraer SA – ADR	285	18,196
EMCOR Group, Inc.	1	661
EnerSys	45	10,421
Ennis, Inc.	10	217
Enpro, Inc.	8	3,094
Enviri Corp. (1)	12	253
Equifax, Inc.	137	21,724
EquipmentShare.com, Inc. – Class A (1)	488	9,586
ERock, Inc. – Class A (1)	274	3,971
Esab Corp.	114	11,283
ESCO Technologies, Inc.	96	33,640
Everus Construction Group, Inc. (1)	1	238
EVI Industries, Inc.	3	42
Expeditors International of Washington, Inc.	175	28,443
Falcon’s Beyond Global, Inc. – Class A (1)	2	28
Fastenal Co.	6	271
Federal Signal Corp.	92	11,822
FedEx Corp.	12	3,851
FedEx Freight Holding Co., Inc. (1)	6	929
Ferguson Enterprises, Inc.	55	13,131
Firefly Aerospace, Inc. (1)	4	124
First Advantage Corp. (1)	12	220
Flowserve Corp.	503	37,329
Fluence Energy, Inc. – Class A (1)	7	132
Fluor Corp. (1)	73	3,801
Fortive Corp.	9	532
Fortune Brands Innovations, Inc.	479	26,324
Forward Air Corp. (1)	6	81
Franklin Covey Co. (1)	1	19
Frontier Group Holdings, Inc. (1)	8	60
FTI Consulting, Inc. (1)	69	10,356
FuelCell Energy, Inc. (1)	104	3,753
Gates Industrial Corp. Plc (1)	408	11,409

	Shares (000s)	Value (000s)
GATX Corp.	15	$2,621
GE Vernova, Inc.	18	21,012
Genco Shipping & Trading Ltd.	14	348
Gencor Industries, Inc. (1)	4	67
Generac Holdings, Inc. (1)	181	53,137
Genpact Ltd.	188	5,172
GFL Environmental, Inc.	228	8,377
Gibraltar Industries, Inc. (1)	14	609
Graco, Inc.	4	339
Granite Construction, Inc.	3	439
Greenbrier Companies, Inc.	106	5,178
Griffon Corp.	72	7,061
GXO Logistics, Inc. (1)	3	154
Hammond Power Solutions, Inc. – Class A	22	5,419
Hayward Holdings, Inc. (1)	625	10,812
Healthcare Services Group, Inc. (1)	17	421
Heartland Express, Inc.	19	297
Helios Technologies, Inc.	15	1,340
Herc Holdings, Inc.	45	6,485
Hexcel Corp.	225	22,507
Hillman Solutions Corp. (1)	2,212	18,671
Himalaya Shipping Ltd. (1)	13	174
HireQuest, Inc.	2	22
HNI Corp.	19	748
Howmet Aerospace, Inc.	245	65,944
Hub Group, Inc. – Class A	131	5,752
Hubbell, Inc. – Class B	129	67,669
Hudson Technologies, Inc. (1)	17	99
Huntington Ingalls Industries, Inc.	96	26,829
Hyliion Holdings Corp. (1)	53	274
Hyster-Yale, Inc.	5	185
ICF International, Inc.	135	9,836
IDEX Corp.	2	475
Ingersoll Rand, Inc.	11	904
Insteel Industries, Inc.	4	124
Interface, Inc. – Class A	342	12,251
Intuitive Machines, Inc. – Class A (1)	47	1,016
ITT, Inc.	49	9,691
Jacobs Solutions, Inc.	3	409
Janus International Group, Inc. (1)	38	212
JB Hunt Transport Services, Inc.	2	608
JBT Marel Corp.	79	11,402
JetBlue Airways Corp. (1)	132	757
Johnson Controls International Plc	62	9,072
Kadant, Inc.	25	7,828
KBR, Inc.	3	115
Kelly Services, Inc. – Class A	13	161
Kennametal, Inc.	160	5,592
Kforce, Inc.	1	57
Kirby Corp. (1)	54	7,400
Knight-Swift Transportation Holdings, Inc. – Class A	4	340
Korn Ferry	148	9,887
L3Harris Technologies, Inc.	113	32,728
Landstar System, Inc.	70	14,394
LB Foster Co. – Class A (1)	5	221
Legence Corp. – Class A (1)	10	832
Leidos Holdings, Inc.	37	3,791
Leonardo DRS, Inc.	1	54

The accompanying notes are an integral part of these financial statements.

493

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Lincoln Electric Holdings, Inc.	59	$15,584
Loar Holdings, Inc. (1)(2)	0	7
Loomis AB – Class B	49	2,383
Louisiana-Pacific Corp.	2	138
LSI Industries, Inc.	3	74
Luxfer Holdings Plc	12	218
Lyft, Inc. – Class A (1)	290	4,230
Manitowoc Co., Inc. (1)	15	214
ManpowerGroup, Inc.	74	2,514
Marten Transport Ltd.	25	434
Masco Corp.	282	22,907
MasTec, Inc. (1)	1	565
Masterbrand, Inc. (1)	91	941
Matrix Service Co. (1)	9	118
Matson, Inc.	21	4,084
Maximus, Inc.	70	3,774
Mayville Engineering Co., Inc. (1)	5	183
McGrath RentCorp	3	311
Mercury Systems, Inc. (1)	19	2,292
Microvast Holdings, Inc. (1)	34	40
Middleby Corp. (1)	1	224
Miller Industries, Inc.	5	253
MillerKnoll, Inc.	31	633
Mistras Group, Inc. (1)	6	98
Moog, Inc. – Class A	89	37,542
MSA Safety, Inc.	1	181
MSC Industrial Direct Co., Inc. – Class A	119	14,134
Mueller Industries, Inc.	75	9,193
MYR Group, Inc. (1)	23	11,309
NANO Nuclear Energy, Inc. (1)	1	17
National Presto Industries, Inc.	2	286
Net Power, Inc. (1)	17	29
Nextpower, Inc. – Class A (1)	13	1,552
NLI Holdings, Inc.	5	30
Nordson Corp.	1	441
NPK International, Inc. (1)	37	583
nVent Electric Plc	229	38,828
NWPX Infrastructure, Inc. (1)	4	640
Old Dominion Freight Line, Inc.	140	30,272
Onterris, Inc. (1)	15	299
OPENLANE, Inc. (1)	357	14,731
Orion Group Holdings, Inc. (1)	14	243
Oshkosh Corp.	80	12,297
Otis Worldwide Corp.	11	771
Owens Corning	59	9,404
Palladyne AI Corp. (1)	14	87
PAMT Corp. (1)	3	41
Pangaea Logistics Solutions Ltd.	15	94
Park Aerospace Corp.	4	135
Parker-Hannifin Corp.	35	34,375
Park-Ohio Holdings Corp.	5	180
Parsons Corp. (1)	1	77
Paychex, Inc.	8	814
Paycom Software, Inc.	1	78
Paylocity Holding Corp. (1)(2)	0	10
Pentair Plc	5	348
Perma-Fix Environmental Services, Inc. (1)	7	95
Pitney Bowes, Inc.	336	5,890
Plug Power, Inc. (1)	593	1,606

	Shares (000s)	Value (000s)
Power Solutions International, Inc. (1)(2)	0	$11
Preformed Line Products Co.	1	445
Primoris Services Corp.	2	157
Proficient Auto Logistics, Inc. (1)	11	74
Proto Labs, Inc. (1)	11	862
Public Policy Holding Co., Inc.	1	11
Quad/Graphics, Inc.	6	49
Quanex Building Products Corp.	21	388
QXO, Inc. (1)	18	306
Radiant Logistics, Inc. (1)	14	133
RB Global, Inc.	161	18,760
RBC Bearings, Inc. (1)	1	440
Regal Rexnord Corp.	255	60,633
Rentokil Initial Plc – ADR	396	11,315
Resideo Technologies, Inc. (1)	387	12,046
Resolute Holdings Management, Inc. (1)	1	168
Robert Half, Inc.	3	82
Rockwell Automation, Inc.	52	25,851
Rush Enterprises, Inc. – Class A	113	8,239
Rush Enterprises, Inc. – Class B	2	143
RXO, Inc. (1)	69	1,908
Ryder System, Inc.	38	9,967
Safe Bulkers, Inc.	22	141
Saia, Inc. (1)	21	8,635
Satellogic, Inc. – Class A (1)	7	41
Schneider National, Inc. – Class B	1	47
Science Applications International Corp.	84	9,310
Sensata Technologies Holding Plc	132	6,319
Shoals Technologies Group, Inc. – Class A (1)	65	642
Simpson Manufacturing Co., Inc.	1	214
SiteOne Landscape Supply, Inc. (1)	1	98
SkyWest, Inc. (1)	18	1,813
Snap-on, Inc.	1	573
Southwest Airlines Co.	12	592
StandardAero, Inc. (1)	6	171
Standex International Corp.	63	22,555
Stanley Black & Decker, Inc.	4	403
Sunbelt Rentals Holdings, Inc.	7	525
Sunrun, Inc. (1)	102	1,368
Tecnoglass, Inc.	161	7,557
Tennant Co.	115	10,080
Terex Corp.	175	12,639
Tetra Tech, Inc.	6	168
Textron, Inc.	495	45,382
TIC Solutions, Inc. (1)	70	563
Timken Co.	81	11,816
Titan International, Inc. (1)	22	168
Titan Machinery, Inc. (1)	9	192
Toro Co.	89	8,672
Transcat, Inc. (1)	2	199
TransUnion	293	21,152
Trex Co., Inc. (1)	3	152
TriNet Group, Inc.	116	5,729
Trinity Industries, Inc.	19	671
TrueBlue, Inc. (1)	14	100
Tutor Perini Corp.	20	1,656
UFP Industries, Inc.	147	13,322
U-Haul Holding Co. (1)(2)	0	12

The accompanying notes are an integral part of these financial statements.

494

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
U-Haul Holding Co. – Class B	2	$102
UniFirst Corp.	7	1,733
United Airlines Holdings, Inc. (1)	100	13,580
United Rentals, Inc.	2	2,365
Universal Logistics Holdings, Inc.	3	48
Upwork, Inc. (1)	270	2,258
V2X, Inc. (1)	58	4,311
Valmont Industries, Inc.	54	31,233
Veralto Corp.	83	7,359
Verisk Analytics, Inc. – Class A	39	7,063
Vestis Corp. (1)	41	599
Vicor Corp. (1)	41	15,486
Voyager Technologies, Inc. – Class A (1)	6	195
VSE Corp.	2	385
Wabash National Corp.	18	246
Watsco, Inc.	1	400
Watts Water Technologies, Inc. – Class A	68	26,440
Werner Enterprises, Inc.	22	955
WESCO International, Inc.	84	29,165
Westinghouse Air Brake Technologies Corp.	5	1,479
Willdan Group, Inc. (1)	2	167
Willis Lease Finance Corp.	1	273
WillScot Holdings Corp. – Class A	4	105
Woodward, Inc.	2	707
Worthington Enterprises, Inc.	9	511
WW Grainger, Inc. (2)	0	242
XPO, Inc. (1)	103	21,061
Xylem, Inc.	7	798
York Space Systems, Inc. (1)	3	71

Total Industrials		2,195,838

Information Technology – 11.76%
8x8, Inc. (1)	61	104
908 Devices, Inc. (1)	3	28
A10 Networks, Inc.	5	194
ACI Worldwide, Inc. (1)	201	10,086
ACM Research, Inc. – Class A (1)	23	2,965
Adeia, Inc.	6	202
Advanced Energy Industries, Inc.	74	27,544
Aehr Test Systems (1)	3	273
Aeluma, Inc. (1)	5	114
Akamai Technologies, Inc. (1)	4	459
Allegro MicroSystems, Inc. (1)	3	230
Alpha & Omega Semiconductor Ltd. (1)	11	535
Ambiq Micro, Inc. (1)	3	257
Amdocs Ltd.	121	6,130
Amkor Technology, Inc.	94	8,134
Applied Digital Corp. (1)	26	981
Applied Optoelectronics, Inc. (1)	6	900
Arrow Electronics, Inc. (1)	171	36,463
Arteris, Inc. (1)	13	645
Aurora Innovation, Inc. – Class A (1)	32	218
Aviat Networks, Inc. (1)	5	115
Avnet, Inc.	118	10,488
Axcelis Technologies, Inc. (1)	52	9,906
Bel Fuse, Inc. – Class A	1	213
Bel Fuse, Inc. – Class B	5	1,541
Belden, Inc.	183	21,960
Benchmark Electronics, Inc.	59	5,782

	Shares (000s)	Value (000s)
BigBear.ai Holdings, Inc. (1)	149	$546
BILL Holdings, Inc. (1)	2	80
Bit Digital, Inc. (1)	150	270
Blackbaud, Inc. (1)	3	100
Blaize Holdings, Inc. (1)	11	15
Box, Inc. – Class A (1)	14	373
CCC Intelligent Solutions Holdings, Inc. (1)	17	88
CDW Corp.	213	29,944
Cerence, Inc. (1)	15	175
CEVA, Inc. (1)	2	75
Ciena Corp. (1)	54	26,608
Cipher Digital, Inc. (1)	146	3,566
Circle Internet Group, Inc. – Class A (1)	3	165
Cirrus Logic, Inc. (1)	77	11,392
Cleanspark, Inc. (1)	114	1,653
Clearfield, Inc. (1)	3	109
Cognex Corp.	5	338
Cognizant Technology Solutions Corp. – Class A	13	518
Coherent Corp. (1)	90	35,419
Cohu, Inc. (1)	21	1,532
Consensus Cloud Solutions, Inc. (1)	9	345
Core Scientific, Inc. (1)	191	4,900
Corsair Gaming, Inc. (1)	21	201
Crane NXT Co.	1	67
CS Disco, Inc. (1)	3	11
CTS Corp.	11	729
Daily Journal Corp. (1)(2)	0	84
Daktronics, Inc. (1)	15	286
Diebold Nixdorf, Inc. (1)	1	67
Digi International, Inc. (1)	182	13,603
Digital Turbine, Inc. (1)	18	228
Diodes, Inc. (1)	20	2,240
Docusign, Inc. – Class A (1)	1	65
Dolby Laboratories, Inc. – Class A	2	91
Domo, Inc. – Class B (1)	2	7
Dropbox, Inc. – Class A (1)	376	10,342
DXC Technology Co. (1)	119	1,053
Eastman Kodak Co. (1)	29	265
eGain Corp. (1)	3	17
Entegris, Inc.	3	624
EPAM Systems, Inc. (1)	1	118
ePlus, Inc.	179	14,911
Everforth, Inc. (1)	19	343
Everpure, Inc. – Class A (1)	1	101
F5, Inc. (1)	2	642
Fabrinet (1)	43	24,355
Fair Isaac Corp. (1)(2)	0	139
Fastly, Inc. – Class A (1)	64	1,166
First Solar, Inc. (1)	3	658
Flex Ltd. (1)	134	21,791
FormFactor, Inc. (1)	9	1,398
Freshworks, Inc. – Class A (1)	323	3,272
Gen Digital, Inc.	1,122	27,927
GlobalFoundries, Inc.	3	280
Globant SA (1)	1	31
GoDaddy, Inc. – Class A (1)	136	11,546
GPGI, Inc. – Class A	9	137
Grid Dynamics Holdings, Inc. (1)	7	38

The accompanying notes are an integral part of these financial statements.

495

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Hackett Group, Inc.	1	$10
Harmonic, Inc. (1)	38	628
Hewlett Packard Enterprise Co.	485	21,880
HP, Inc.	441	9,686
Hut 8 Corp. (1)	44	5,076
I3 Verticals, Inc. – Class A (1)	10	214
Ichor Holdings Ltd. (1)	15	1,727
Immersion Corp.	14	94
indie Semiconductor, Inc. – Class A (1)	53	238
Information Services Group, Inc.	13	52
Ingram Micro Holding Corp.	442	12,111
Inseego Corp. (1)	5	48
Insight Enterprises, Inc. (1)	78	9,455
InterDigital, Inc.	65	18,352
IPG Photonics Corp. (1)	1	82
Itron, Inc. (1)	64	5,496
Jabil, Inc.	22	8,514
Keysight Technologies, Inc. (1)	26	9,197
Kimball Electronics, Inc. (1)	11	284
Knowles Corp. (1)	36	1,480
Kulicke & Soffa Industries, Inc.	79	10,564
Kyndryl Holdings, Inc. (1)	6	66
Lattice Semiconductor Corp. (1)	1	90
Littelfuse, Inc.	29	13,237
LiveRamp Holdings, Inc. (1)	35	1,299
Lumentum Holdings, Inc. (1)	2	1,539
MACOM Technology Solutions Holdings, Inc. (1)	1	523
MARA Holdings, Inc. (1)	170	2,366
Marvell Technology, Inc.	240	71,472
MaxLinear, Inc. – Class A (1)	31	4,028
Methode Electronics, Inc.	16	298
Microchip Technology, Inc.	660	60,163
Mirion Technologies, Inc. – Class A (1)	243	4,365
Mitek Systems, Inc. (1)	16	314
MKS, Inc.	2	831
MongoDB, Inc. – Class A (1)	2	661
Monolithic Power Systems, Inc.	31	43,050
N-able, Inc. (1)	33	121
Navitas Semiconductor Corp. – Class A (1)	76	1,359
nCino, Inc. (1)	213	3,484
NCR Voyix Corp. (1)	64	524
NetApp, Inc.	240	37,178
NETGEAR, Inc. (1)	12	288
NetScout Systems, Inc. (1)	218	9,475
nLight, Inc. (1)	20	1,397
Nutanix, Inc. – Class A (1)	5	279
NXP Semiconductors NV	40	11,211
Okta, Inc. – Class A (1)	311	42,460
ON Semiconductor Corp. (1)	11	1,047
OneSpan, Inc.	16	229
Onto Innovation, Inc. (1)	1	401
Opera Ltd. – ADR	243	4,822
PAR Technology Corp. (1)	8	133
PC Connection, Inc.	5	382
Pegasystems, Inc.	2	52
Penguin Solutions, Inc. (1)	134	10,217
Photronics, Inc. (1)	211	6,868
Plexus Corp. (1)	101	30,419

	Shares (000s)	Value (000s)
Porch Group, Inc. (1)	8	$116
Powerfleet, Inc. (1)	56	214
Progress Software Corp. (1)	90	3,035
PTC, Inc. (1)	3	327
Qnity Electronics, Inc.	54	8,891
Qorvo, Inc. (1)	56	5,221
Rackspace Technology, Inc. (1)	26	169
Ralliant Corp.	3	231
Ribbon Communications, Inc. (1)	45	106
Richardson Electronics Ltd.	6	113
Rimini Street, Inc. (1)	19	80
RingCentral, Inc. – Class A	170	6,619
Riot Platforms, Inc. (1)	597	16,357
Rogers Corp. (1)	8	1,311
Roper Technologies, Inc.	3	928
Rubrik, Inc. – Class A (1)	2	131
SailPoint, Inc. (1)	2	23
Sandisk Corp. (1)	35	80,355
Sanmina Corp. (1)	164	41,623
ScanSource, Inc. (1)	86	4,456
SentinelOne, Inc. – Class A (1)	2	41
Silvaco Group, Inc. (1)	5	67
Skyworks Solutions, Inc.	4	283
Snowflake, Inc. – Class A (1)(2)	0	19
Super Micro Computer, Inc. (1)	8	224
Synaptics, Inc. (1)	71	8,800
T1 Energy, Inc. (1)	91	861
TD SYNNEX Corp.	68	18,259
TE Connectivity Plc	55	11,114
Teledyne Technologies, Inc. (1)	19	12,594
Telos Corp. (1)	23	108
Teradata Corp. (1)	218	7,569
Teradyne, Inc.	4	2,087
Terawulf, Inc. (1)	7	182
Trimble, Inc. (1)	7	335
TTM Technologies, Inc. (1)	46	8,619
Tucows, Inc. – Class A (1)	3	34
Turtle Beach Corp. (1)	2	27
Twilio, Inc. – Class A (1)	3	672
Tyler Technologies, Inc. (1)(2)	0	58
UiPath, Inc. – Class A (1)	11	122
Ultra Clean Holdings, Inc. (1)	19	2,686
Unisys Corp. (1)	8	29
Unity Software, Inc. (1)	8	238
Universal Display Corp.	1	108
Veeco Instruments, Inc. (1)	26	2,001
VeriSign, Inc.	45	11,281
Via Transportation, Inc. – Class A (1)	1	16
Viasat, Inc. (1)	98	8,828
Vishay Intertechnology, Inc.	139	7,477
Vishay Precision Group, Inc. (1)	6	831
Vistance Networks, Inc. (1)	37	478
Vontier Corp.	923	26,753
Western Digital Corp.	7	4,343
Whitefiber, Inc. (1)	2	71
Wolfspeed, Inc. (1)	63	3,033
Workday, Inc. – Class A (1)	2	219
Xerox Holdings Corp.	55	173
Xperi, Inc. (1)	20	166

The accompanying notes are an integral part of these financial statements.

496

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Zebra Technologies Corp. – Class A (1)	102	$26,770
Zoom Communications, Inc. – Class A (1)	54	4,644

Total Information Technology		1,227,873

Materials – 5.19%
AdvanSix, Inc.	12	232
Albemarle Corp.	3	435
Alcoa Corp.	7	373
Alpha Metallurgical Resources, Inc. (1)	4	599
Amcor Plc	13	555
American Battery Technology Co. (1)	24	68
Anglogold Ashanti Plc	12	988
AptarGroup, Inc.	2	221
Ardagh Metal Packaging SA	49	234
Ashland, Inc.	444	29,255
Aspen Aerogels, Inc. (1)	29	186
Avery Dennison Corp.	2	343
Avient Corp.	614	22,703
Axalta Coating Systems Ltd. (1)	6	200
Ball Corp.	440	27,478
Cabot Corp.	41	3,695
Caledonia Mining Corp. Plc	8	143
Celanese Corp. – Class A	3	143
CF Industries Holdings, Inc.	160	17,342
Clearwater Paper Corp. (1)	7	117
Cleveland-Cliffs, Inc. (1)	15	143
Coeur Mining, Inc.	229	3,743
Commercial Metals Co.	254	15,931
Compass Minerals International, Inc. (1)	3	99
Constellium SE – Class A (1)	39	1,248
Core Molding Technologies, Inc. (1)	4	94
Corteva, Inc.	27	2,259
Critical Metals Corp. (1)	16	166
Crown Holdings, Inc.	48	5,376
Dow, Inc.	20	536
DuPont de Nemours, Inc.	4	526
Eagle Materials, Inc.	1	186
Eastman Chemical Co.	82	5,461
Ecovyst, Inc. (1)	50	627
Element Solutions, Inc.	827	39,466
Ferroglobe Plc	54	171
Flotek Industries, Inc. (1)	5	119
FMC Corp.	3	40
Freeport-McMoRan, Inc.	256	16,080
Friedman Industries, Inc.	3	93
Graphic Packaging Holding Co.	753	7,963
Greif, Inc. – Class A	10	779
Greif, Inc. – Class B	2	215
HB Fuller Co.	158	9,193
Hecla Mining Co.	218	3,367
Hudbay Minerals, Inc.	972	22,941
Huntsman Corp.	4	47
Ingevity Corp. (1)	153	11,390
Innospec, Inc.	10	854
International Flavors & Fragrances, Inc.	7	567
International Paper Co.	118	4,497
Intrepid Potash, Inc. (1)	5	165
Ivanhoe Electric, Inc. (1)	7	67
James Hardie Industries Plc (1)	2	49
Kaiser Aluminum Corp.	3	678

	Shares (000s)	Value (000s)
Knife River Corp. (1)	116	$9,695
Koppers Holdings, Inc.	93	4,165
Kronos Worldwide, Inc.	10	64
LSB Industries, Inc. (1)	24	259
LyondellBasell Industries NV – Class A	7	372
Magnera Corp. (1)	14	165
Martin Marietta Materials, Inc.	25	14,580
Materion Corp.	8	2,239
Mativ Holdings, Inc.	25	187
Metallus, Inc. (1)	17	315
Minerals Technologies, Inc.	75	5,518
Mosaic Co.	187	3,966
MP Materials Corp. (1)	4	219
Myers Industries, Inc.	14	495
NewMarket Corp.	29	23,019
Novagold Resources, Inc. (1)	8	50
Nucor Corp.	87	19,309
O-I Glass, Inc. (1)	53	507
Olin Corp.	3	60
Orion SA	24	161
Packaging Corp. of America	101	24,171
Perimeter Solutions, Inc. (1)	63	2,231
PPG Industries, Inc.	6	750
Quaker Chemical Corp.	73	11,596
Ranpak Holdings Corp. – Class A (1)	20	148
Rayonier Advanced Materials, Inc. (1)	28	223
Reliance, Inc.	76	28,390
Royal Gold, Inc.	2	467
RPM International, Inc.	4	392
Ryerson Holding Corp.	20	497
Scotts Miracle-Gro Co.	1	81
Silgan Holdings, Inc.	171	7,941
Smurfit WestRock Plc	14	668
Sonoco Products Co.	180	10,120
SSR Mining, Inc. (1)	429	12,123
Steel Dynamics, Inc.	40	9,253
Stepan Co.	10	539
SunCoke Energy, Inc.	39	317
Suncrete, Inc. – Class A (1)	770	17,354
Sylvamo Corp.	114	4,317
Titan America SA (1)	224	4,188
Tredegar Corp. (1)	12	96
TriMas Corp.	188	8,457
Trinseo Plc (2)(3)	16	0
Tronox Holdings Plc – Class A	55	344
USA Rare Earth, Inc. (1)	42	897
Valhi, Inc.	1	19
Vulcan Materials Co.	141	41,507
Warrior Met Coal, Inc.	102	8,312
Westlake Corp.	1	69
Worthington Steel, Inc.	15	503

Total Materials		541,761

Real Estate – 5.62%
Acadia Realty Trust	539	11,260
Agree Realty Corp.	3	237
AH Realty Trust, Inc.	36	255
Alexandria Real Estate Equities, Inc.	5	258
Alpine Income Property Trust, Inc.	6	117
American Assets Trust, Inc.	340	8,402

The accompanying notes are an integral part of these financial statements.

497

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
American Healthcare REIT, Inc.	52	$2,724
American Homes 4 Rent – Class A	10	319
American Realty Investors, Inc. (1)	1	14
Americold Realty Trust, Inc.	485	7,623
Apple Hospitality REIT, Inc.	525	8,818
AvalonBay Communities, Inc.	4	738
Blackstone Digital Infrastructure Trust, Inc. (1)	294	6,352
Braemar Hotels & Resorts, Inc.	26	56
Brandywine Realty Trust	295	936
Brixmor Property Group, Inc.	162	5,101
Broadstone Net Lease, Inc. – Class A	331	6,832
BRT Apartments Corp.	6	87
BXP, Inc.	4	292
Camden Property Trust	3	332
CareTrust REIT, Inc.	91	3,666
CBL & Associates Properties, Inc.	3	134
CBRE Group, Inc. – Class A (1)	8	1,038
Centerspace	175	9,856
Chatham Lodging Trust	128	1,688
Chiron Real Estate, Inc.	6	228
Community Healthcare Trust, Inc.	12	218
Compass, Inc. – Class A (1)	69	846
COPT Defense Properties	51	1,869
CoStar Group, Inc. (1)	10	286
Cousins Properties, Inc.	580	17,388
Crown Castle, Inc.	12	910
CTO Realty Growth, Inc.	14	301
CubeSmart	559	22,223
Curbline Properties Corp.	44	1,323
Cushman & Wakefield Ltd. (1)	1,225	16,409
DiamondRock Hospitality Co.	41	502
Digital Realty Trust, Inc.	15	2,769
Diversified Healthcare Trust	98	912
Douglas Elliman, Inc. (1)	35	63
Douglas Emmett, Inc.	70	824
Easterly Government Properties, Inc. – Class A	19	474
EastGroup Properties, Inc.	93	18,854
Empire State Realty Trust, Inc. – Class A	65	353
EPR Properties	254	14,743
Equity LifeStyle Properties, Inc.	199	12,816
Equity Residential	136	9,205
Essential Properties Realty Trust, Inc.	434	12,966
Essex Property Trust, Inc.	45	13,096
Extra Space Storage, Inc.	172	24,998
Farmland Partners, Inc.	18	172
Federal Realty Investment Trust	2	294
Fermi, Inc. (1)	1	10
First Industrial Realty Trust, Inc.	3	210
Forestar Group, Inc. (1)	9	270
Four Corners Property Trust, Inc.	344	8,440
FrontView REIT, Inc.	9	191
FRP Holdings, Inc. (1)	6	139
Gaming & Leisure Properties, Inc.	135	6,026
Getty Realty Corp.	24	809
Gladstone Commercial Corp.	17	206
Gladstone Land Corp.	16	137
Global Net Lease, Inc.	88	788

	Shares (000s)	Value (000s)
Healthcare Realty Trust, Inc. – Class A	9	$183
Healthpeak Properties, Inc.	19	409
Highwoods Properties, Inc.	192	5,794
Host Hotels & Resorts, Inc.	425	10,076
Howard Hughes Holdings, Inc. (1)	1	61
Hudson Pacific Properties, Inc. (1)	24	368
Independence Realty Trust, Inc.	780	13,011
Industrial Logistics Properties Trust	25	225
Innovative Industrial Properties, Inc. – Class A	63	3,928
InvenTrust Properties Corp.	36	1,263
Invitation Homes, Inc.	17	509
Iron Mountain, Inc.	9	1,104
Janus Living, Inc. – Class A	391	11,250
JBG SMITH Properties	27	391
Jones Lang LaSalle, Inc. (1)	1	294
Kilroy Realty Corp.	3	121
Kimco Realty Corp.	18	469
Kite Realty Group Trust	98	2,778
Lamar Advertising Co. – Class A	221	34,403
Lineage, Inc.	2	84
LTC Properties, Inc.	198	7,629
LXP Industrial Trust	26	1,411
Macerich Co.	116	2,921
Marcus & Millichap, Inc.	11	341
Medical Properties Trust, Inc.	14	63
Mid-America Apartment Communities, Inc.	85	11,776
Millrose Properties, Inc.	4	127
Modiv Industrial, Inc. – Class C	4	73
National Health Investors, Inc.	17	1,260
National Storage Affiliates Trust	2	87
NET Lease Office Properties	7	75
NETSTREIT Corp.	28	596
Newmark Group, Inc. – Class A	69	1,042
NexPoint Diversified Real Estate Trust	17	86
NexPoint Residential Trust, Inc.	7	200
NNN REIT, Inc.	5	245
Omega Healthcare Investors, Inc.	8	389
One Liberty Properties, Inc.	8	194
Outfront Media, Inc.	165	5,396
Park Hotels & Resorts, Inc.	6	84
Pebblebrook Hotel Trust	51	998
Phillips Edison & Co., Inc.	47	1,939
Piedmont Realty Trust, Inc. – Class A (1)	252	2,302
Postal Realty Trust, Inc. – Class A	11	266
Rayonier, Inc.	643	13,683
Realty Income Corp.	39	2,421
Regency Centers Corp.	270	21,514
REX Holdings, Inc. – Class A (1)	10	96
Rexford Industrial Realty, Inc.	224	7,508
RLJ Lodging Trust	58	685
RMR Group, Inc. – Class A	8	156
Ryman Hospitality Properties, Inc.	199	25,637
Sabra Health Care REIT, Inc.	325	6,349
Safehold, Inc.	26	403
Saul Centers, Inc.	1	20
SBA Communications Corp. – Class A	70	12,325
Seaport Entertainment Group, Inc. (1)	3	91
Service Properties Trust	245	413

The accompanying notes are an integral part of these financial statements.

498

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Simon Property Group, Inc.	170	$38,042
SITE Centers Corp.	24	94
SL Green Realty Corp.	33	1,684
Smartstop Self Storage REIT, Inc.	496	16,118
STAG Industrial, Inc.	5	194
Strawberry Fields REIT, Inc.	2	21
Summit Hotel Properties, Inc.	47	331
Sun Communities, Inc.	3	327
Sunstone Hotel Investors, Inc.	76	871
Tanger, Inc.	5	191
Tejon Ranch Co. (1)	10	182
Terreno Realty Corp.	182	11,803
Transcontinental Realty Investors, Inc. (1)(2)	0	22
UDR, Inc.	9	347
Universal Health Realty Income Trust	1	38
Urban Edge Properties	449	10,268
Ventas, Inc.	108	9,583
VICI Properties, Inc. – Class A	263	6,972
Vornado Realty Trust	5	195
Weyerhaeuser Co.	20	479
Whitestone REIT – Class B	20	383
WP Carey, Inc.	6	429
Xenia Hotels & Resorts, Inc.	37	743
Zillow Group, Inc. – Class A (1)	2	48
Zillow Group, Inc. – Class C (1)	4	137

Total Real Estate		586,427

Utilities – 5.20%
AES Corp.	20	287
Alliant Energy Corp.	784	59,790
Ameren Corp.	7	842
American States Water Co.	6	491
American Water Works Co., Inc.	5	710
Atmos Energy Corp.	4	760
Avista Corp.	37	1,494
Black Hills Corp.	34	2,559
Brookfield Infrastructure Corp. – Class A	226	8,703
Brookfield Renewable Corp.	4	139
California Water Service Group	27	1,312
CenterPoint Energy, Inc.	246	10,834
Chesapeake Utilities Corp.	7	844
Clearway Energy, Inc. – Class C	3	115
CMS Energy Corp.	735	56,257
Consolidated Edison, Inc.	13	1,387
Consolidated Water Co. Ltd.	5	145
DTE Energy Co.	172	26,276
Edison International	147	10,908
Entergy Corp.	155	17,831
Essential Utilities, Inc.	8	295
Evergy, Inc.	694	59,949
Eversource Energy	129	9,332
Exelon Corp.	39	1,822
FirstEnergy Corp.	279	13,267
Genie Energy Ltd. – Class B	9	132
H2O America	15	920
Hallador Energy Co. (1)	1	19
Hawaiian Electric Industries, Inc. (1)	74	996
IDACORP, Inc. – Class Rights	1	221
MDU Resources Group, Inc.	264	5,599

	Shares (000s)	Value (000s)
MGE Energy, Inc.	8	$641
Middlesex Water Co.	7	379
Montauk Renewables, Inc. (1)	24	38
National Fuel Gas Co.	140	10,799
New Jersey Resources Corp.	46	2,557
NiSource, Inc.	13	625
Northwest Natural Holding Co.	19	913
Northwestern Energy Group, Inc.	192	13,725
NRG Energy, Inc.	36	5,314
OGE Energy Corp.	389	18,914
Oklo, Inc. – Class A (1)	42	2,193
ONE Gas, Inc.	260	20,073
Ormat Technologies, Inc.	27	2,981
Otter Tail Corp.	91	8,230
PG&E Corp.	66	1,111
Pinnacle West Capital Corp.	3	353
Portland General Electric Co.	303	15,699
PPL Corp.	20	740
Public Service Enterprise Group, Inc.	17	1,370
Pure Cycle Corp. (1)	8	88
RGC Resources, Inc.	4	88
Southwest Gas Holdings, Inc.	156	13,862
Spire, Inc.	157	12,243
Talen Energy Corp. (1)	21	7,993
TXNM Energy, Inc.	45	2,558
UGI Corp.	837	28,898
Unitil Corp.	8	420
WEC Energy Group, Inc.	493	57,526
Xcel Energy, Inc.	229	18,370
York Water Co.	5	158

Total Utilities		543,095

Total Common Stocks (Cost: $7,508,964)		10,221,843

PREFERRED STOCKS – 0.00% (4)
Communication Services – 0.00% (4)
Liberty Latin America Ltd., 9.00% (1)	7	163

Total Communication Services		163

Total Preferred Stocks (Cost: $185)		163

SHORT-TERM INVESTMENTS – 1.97%
Money Market Funds – 1.93%
JP Morgan U.S. Government Money Market Fund – Class IM, 3.59% (5)	201,034	201,034

Total Money Market Funds (Cost: $201,034)		201,034

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.04%
Citibank, New York, 3.12% due 07/01/2026	$404	$404
JP Morgan, New York, 3.12% due 07/01/2026	304	304

The accompanying notes are an integral part of these financial statements.

499

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Royal Bank of Canada, Toronto, 1.27% due 07/02/2026 (2)	$ CAD	0	$0
Royal Bank of Canada, Toronto, 3.12% due 07/01/2026		$1,980	1,980
Skandinaviska Enskilda Banken AB, Stockholm, 0.83% due 07/01/2026 (2)	SEK	1	0
Sumitomo Trust Bank, London, 3.12% due 07/01/2026		$1,396	1,396
Sumitomo, Tokyo, 3.12% due 07/01/2026		154	154

Total Time Deposits (Cost: $4,238)			4,238

Total Short-Term Investments (Cost: $205,272)			205,272

TOTAL INVESTMENTS IN SECURITIES – 99.90% (Cost: $7,714,421)			10,427,278

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.10%			10,078

TOTAL NET ASSETS – 100.00%			$10,437,356

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

CAD Canadian Dollar

SEK Swedish Krona

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)

Security that is valued using significant unobservable inputs and is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $11, which represents 0.00% of total net assets.

(4)	Amount calculated is less than 0.005%.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
421	E-mini Russell 2000 Future	Sep. 2026	$62,603	$64,110	$1,507
387	S&P MidCap 400 E-mini Future	Sep. 2026	148,239	150,349	2,110

					$3,617

The accompanying notes are an integral part of these financial statements.

500

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2026

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.44%
Communication Services – 1.50%
AST SpaceMobile, Inc. – Class A (1)	10	$925
Atlanta Braves Holdings, Inc. – Class C (1)	23	1,216
Cargurus, Inc. – Class A (1)	33	1,137
EchoStar Corp. – Class A (1)	10	1,007
Grindr, Inc. (1)	152	2,180
Ibotta, Inc. – Class A (1)	27	922
John Wiley & Sons, Inc. – Class A	107	5,190
Liberty Broadband Corp. – Class A (1)	28	940
Liberty Broadband Corp. – Class C (1)	28	939
Liberty Media Corp.-Liberty Formula One – Class C (1)	28	2,708
Live Nation Entertainment, Inc. (1)	17	3,158
Lumen Technologies, Inc. (1)	97	743
Madison Square Garden Sports Corp. – Class A (1)	1	205
Match Group, Inc.	20	772
News Corp. – Class B	1	40
Nexstar Media Group, Inc. – Class A	26	4,614
Reddit, Inc. – Class A (1)	7	1,188
Roku, Inc. – Class A (1)	118	16,248
Scholastic Corp.	33	1,512
Shutterstock, Inc.	21	288
Sphere Entertainment Co. (1)	1	200
Spotify Technology SA (1)	2	1,001
Take-Two Interactive Software, Inc. (1)	14	3,536
Telephone & Data Systems, Inc.	23	834
Trade Desk, Inc. – Class A (1)	41	738
Trump Media & Technology Group Corp. (1)	85	661
Webtoon Entertainment, Inc. (1)	45	513

Total Communication Services		53,415

Consumer Discretionary – 10.07%
Abercrombie & Fitch Co. – Class A (1)	2	166
Acushnet Holdings Corp.	38	4,459
Adient Plc (1)	49	903
ADT, Inc.	772	5,015
Amer Sports, Inc. (1)	341	11,531
Aptiv Plc (1)	134	8,252
Aramark	14	820
Asbury Automotive Group, Inc. (1)	1	226
AutoNation, Inc. (1)	17	3,225
AutoZone, Inc. (1)	4	14,069
Bath & Body Works, Inc.	288	6,672
Birkenstock Holding Plc (1)	28	1,191
Boot Barn Holdings, Inc. (1)	5	830
BorgWarner, Inc.	198	13,156
Bright Horizons Family Solutions, Inc. (1)	26	1,833
Brinker International, Inc. (1)	22	3,712
Brunswick Corp.	72	6,101
Burlington Stores, Inc. (1)	10	3,293
CarMax, Inc. (1)	31	1,654
Carter’s, Inc.	18	758
Carvana Co. – Class A (1)	18	1,201
Century Communities, Inc.	3	233
Champion Homes, Inc. (1)	10	895
Chipotle Mexican Grill, Inc. – Class A (1)	166	5,635
Choice Hotels International, Inc.	6	645

	Shares (000s)	Value (000s)
Coupang, Inc. – Class A (1)	122	$2,117
Darden Restaurants, Inc.	5	948
Deckers Outdoor Corp. (1)	14	1,380
Dick’s Sporting Goods, Inc.	8	1,807
Dillard’s, Inc. – Class A	2	828
Dine Brands Global, Inc.	23	814
Domino’s Pizza, Inc.	8	2,466
DoorDash, Inc. – Class A (1)	17	3,063
Dorman Products, Inc. (1)	4	572
DR Horton, Inc.	21	3,499
DraftKings, Inc. – Class A (1)	53	1,342
Driven Brands Holdings, Inc. (1)	25	354
Duolingo, Inc. – Class A (1)	9	1,012
Dutch Bros, Inc. – Class A (1)	111	8,001
eBay, Inc.	2	216
Expedia Group, Inc.	2	578
Five Below, Inc. (1)	7	1,183
Frontdoor, Inc. (1)	145	11,213
GameStop Corp. – Class A (1)	15	340
Garmin Ltd.	12	2,783
G-III Apparel Group Ltd.	14	460
Graham Holdings Co. – Class B (2)	0	67
Green Brick Partners, Inc. (1)	1	102
Group 1 Automotive, Inc.	2	561
H&R Block, Inc.	34	1,298
Hasbro, Inc.	90	7,445
Hilton Worldwide Holdings, Inc.	27	9,014
Hyatt Hotels Corp. – Class A	24	4,594
Installed Building Products, Inc.	5	1,171
KB Home	15	968
Kontoor Brands, Inc.	14	1,205
Las Vegas Sands Corp.	9	402
Laureate Education, Inc. – Class A (1)	246	8,917
La-Z-Boy, Inc.	1	25
Lear Corp.	8	1,012
Levi Strauss & Co. – Class A	130	3,224
LGI Homes, Inc. (1)	12	788
Liberty Live Holdings, Inc. – Class C (1)	1	97
Life Time Group Holdings, Inc. (1)	210	8,565
Lithia Motors, Inc. – Class A	1	180
Macy’s, Inc.	20	474
Meritage Homes Corp.	4	317
Murphy USA, Inc.	3	1,753
Newell Brands, Inc.	238	1,459
Norwegian Cruise Line Holdings Ltd. (1)	188	3,974
Ollie’s Bargain Outlet Holdings, Inc. (1)	33	2,539
On Holding AG – Class A (1)	20	708
Patrick Industries, Inc.	1	103
Peloton Interactive, Inc. – Class A (1)	154	908
Penske Automotive Group, Inc. (2)	0	59
Phinia, Inc.	13	1,085
Planet Fitness, Inc. – Class A (1)	66	3,447
Pool Corp.	60	12,824
PulteGroup, Inc.	28	3,800
PVH Corp.	61	4,501
Ralph Lauren Corp. – Class A	8	3,153
Red Rock Resorts, Inc. – Class A	118	7,696
Ross Stores, Inc.	11	2,399
Royal Caribbean Cruises Ltd.	38	12,068
Rush Street Interactive, Inc. – Class A (1)	39	1,146

The accompanying notes are an integral part of these financial statements.

501

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Service Corp. International	32	$2,457
SharkNinja, Inc. (1)	97	14,781
Signet Jewelers Ltd.	11	924
Somnigroup International, Inc.	210	16,484
Sonic Automotive, Inc. – Class A	1	98
Sonos, Inc. (1)	68	915
Stride, Inc. (1)	14	1,217
Sweetgreen, Inc. – Class A (1)	141	1,245
Tapestry, Inc.	109	15,919
Taylor Morrison Home Corp. – Class A (1)	47	3,363
Texas Roadhouse, Inc. – Class A	34	6,655
TopBuild Corp. (1)	4	1,567
Travel + Leisure Co.	1	74
Ulta Beauty, Inc. (1)	4	1,771
United Parks & Resorts, Inc. (1)	17	824
Urban Outfitters, Inc. (1)	2	145
Valvoline, Inc. (1)	103	4,071
Versigent Plc (1)	210	8,814
Victoria’s Secret & Co. (1)	10	867
Viking Holdings Ltd. (1)	47	4,875
Visteon Corp.	8	818
Williams-Sonoma, Inc.	12	2,818
Wingstop, Inc.	5	918
Wyndham Hotels & Resorts, Inc.	8	678
Wynn Resorts Ltd.	98	9,497
XPEL, Inc. (1)	14	685
Yum! Brands, Inc. (2)	0	26

Total Consumer Discretionary		358,005

Consumer Staples – 3.50%
Andersons, Inc.	4	305
BellRing Brands, Inc. (1)	126	1,636
BJ’s Wholesale Club Holdings, Inc. (1)	64	5,589
Cal-Maine Foods, Inc.	14	1,160
Campbell’s Co.	124	2,752
Casey’s General Stores, Inc.	11	9,055
Celsius Holdings, Inc. (1)	327	9,569
Central Garden & Pet Co. – Class A (1)	8	312
Church & Dwight Co., Inc.	189	18,354
Coca-Cola Consolidated, Inc.	7	1,269
Conagra Brands, Inc.	247	3,330
Dollar General Corp.	9	1,005
Dollar Tree, Inc. (1)	84	10,157
elf Beauty, Inc. (1)	8	605
Ingles Markets, Inc. – Class A	11	955
Kenvue, Inc.	41	776
Keurig Dr Pepper, Inc.	479	15,671
Kroger Co.	5	289
Lamb Weston Holdings, Inc.	31	1,339
Nature’s Sunshine Products, Inc. (1)	12	268
Performance Food Group Co. (1)	46	5,194
Post Holdings, Inc. (1)	3	221
PriceSmart, Inc.	1	258
Primo Brands Corp. – Class A	259	6,320
Reynolds Consumer Products, Inc.	23	608
Sprouts Farmers Market, Inc. (1)	105	8,884
Universal Corp.	2	78
US Foods Holding Corp. (1)	110	11,231
Village Super Market, Inc. – Class A	1	28
WD-40 Co.	29	7,148

Total Consumer Staples		124,366

	Shares (000s)	Value (000s)
Energy – 4.23%
Antero Resources Corp. (1)	19	$673
Archrock, Inc.	87	3,551
Baker Hughes Co. – Class A	248	13,766
Bristow Group, Inc.	19	788
California Resources Corp.	22	1,177
Cameco Corp.	16	1,674
Cheniere Energy, Inc.	16	3,735
CNX Resources Corp. (1)	175	5,952
Comstock Resources, Inc. (1)	77	1,146
Core Laboratories, Inc.	43	504
Core Natural Resources, Inc.	7	535
Crescent Energy Co. – Class A	182	1,783
CVR Energy, Inc.	22	600
Devon Energy Corp.	20	839
Diamondback Energy, Inc.	3	489
Dorian LPG Ltd.	5	189
Encore Energy Corp. (1)	251	328
EOG Resources, Inc.	94	12,194
EQT Corp.	165	8,772
Expand Energy Corp.	8	692
Expro Group Holdings NV (1)	57	841
Golar LNG Ltd.	15	726
Helix Energy Solutions Group, Inc. (1)	80	698
Helmerich & Payne, Inc.	32	1,057
HF Sinclair Corp.	34	2,390
Innovex International, Inc. (1)	48	1,196
Kinetik Holdings, Inc. – Class A	9	448
Kodiak Gas Services, Inc.	17	1,311
Magnolia Oil & Gas Corp. – Class A	362	9,252
Matador Resources Co.	126	6,278
Noble Corp. Plc	21	794
ONEOK, Inc. (2)	0	33
Peabody Energy Corp.	33	761
Permian Resources Corp. – Class A	241	4,442
Range Resources Corp.	17	630
REX American Resources Corp. (1)	7	303
RPC, Inc.	219	1,279
Scorpio Tankers, Inc.	11	745
SM Energy Co.	35	913
Targa Resources Corp.	13	3,611
TechnipFMC Plc	378	25,057
Teekay Corp. Ltd.	35	351
Tidewater, Inc. (1)	97	6,439
Transocean Ltd. (1)	173	847
Uranium Energy Corp. (1)	58	618
Valero Energy Corp.	53	13,835
Viper Energy, Inc. – Class A	99	4,201
Williams Companies, Inc.	28	2,102

Total Energy		150,545

Financials – 12.35%
1st Source Corp.	1	59
Affiliated Managers Group, Inc.	1	263
Affirm Holdings, Inc. – Class A (1)	190	15,454
Aflac, Inc.	2	249
AGNC Investment Corp.	15	162
Allstate Corp.	13	3,134
Ally Financial, Inc.	9	399
American Financial Group, Inc.	18	2,465

The accompanying notes are an integral part of these financial statements.

502

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Ameriprise Financial, Inc.	5	$2,246
Annaly Capital Management, Inc.	511	11,437
Apollo Commercial Real Estate Finance, Inc.	74	793
Apollo Global Management, Inc.	4	477
Arch Capital Group Ltd. (1)	153	14,851
Ares Management Corp. – Class A	11	1,260
Arthur J. Gallagher & Co.	19	4,415
Associated Banc-Corp.	2	55
Atlantic Union Bankshares Corp.	14	588
Axis Capital Holdings Ltd.	21	2,220
Axos Financial, Inc. (1)	6	587
Banc of California, Inc.	63	1,280
BancFirst Corp.	5	522
Bank First Corp.	1	100
Bank of Hawaii Corp.	7	598
Bank of Marin Bancorp	9	256
BankUnited, Inc.	74	3,604
Beacon Financial Corp.	12	380
Blackstone Mortgage Trust, Inc. – Class A	22	370
Bladex, Inc. – Class E	9	574
BOK Financial Corp.	12	1,730
Bread Financial Holdings, Inc.	5	590
Bridgewater Bancshares, Inc. (1)	32	668
Burke & Herbert Financial Services Corp.	10	695
Byline Bancorp, Inc.	1	39
Capital One Financial Corp.	13	2,532
CBOE Global Markets, Inc.	13	3,034
Central Pacific Financial Corp.	11	424
Cincinnati Financial Corp. (2)	0	79
Citizens Financial Group, Inc.	13	904
City Holding Co.	1	147
CNO Financial Group, Inc.	18	895
Coinbase Global, Inc. – Class A (1)	23	3,289
Columbia Banking System, Inc.	16	501
Commerce Bancshares, Inc.	10	559
Community Financial System, Inc.	83	5,600
Community Trust Bancorp, Inc. (2)	0	2
Corpay, Inc. (1)	1	427
Cullen/Frost Bankers, Inc.	23	3,559
Customers Bancorp, Inc. (1)	9	686
CVB Financial Corp.	33	750
Dime Commercial Bancshares, Inc.	17	697
Eastern Bankshares, Inc.	41	916
Enact Holdings, Inc.	22	998
Enova International, Inc. (1)	8	1,991
Essent Group Ltd.	16	1,014
Evercore, Inc. – Class A (2)	0	84
Everest Group Ltd.	27	9,600
FactSet Research Systems, Inc.	9	2,022
Fifth Third Bancorp	335	18,859
Financial Institutions, Inc.	18	718
First Bancorp	238	6,200
First Citizens BancShares, Inc. – Class A	7	14,971
First Financial Bancorp	75	2,546
First Hawaiian, Inc.	136	3,975
First Interstate BancSystem, Inc. – Class A	10	394
FirstCash Holdings, Inc.	7	1,435
Firstsun Capital Bancorp (1)	9	335
Flagstar Bank N.A.	610	9,117
FNB Corp.	2	39

	Shares (000s)	Value (000s)
Fulton Financial Corp.	31	$759
Genworth Financial, Inc. – Class A (1)	39	365
German American Bancorp, Inc.	1	64
Glacier Bancorp, Inc.	62	3,210
Globe Life, Inc.	74	13,158
Goosehead Insurance, Inc. – Class A (1)	50	2,402
HA Sustainable Infrastructure Capital, Inc.	294	11,481
Hagerty, Inc. – Class A (1)	145	1,729
Hamilton Lane, Inc. – Class A	7	588
Hancock Whitney Corp.	4	297
Hanover Insurance Group, Inc.	55	11,683
HBT Financial, Inc.	4	136
Heritage Financial Corp.	22	652
Horace Mann Educators Corp.	16	811
Horizon Bancorp, Inc.	23	464
Houlihan Lokey, Inc. – Class A	37	4,970
Huntington Bancshares, Inc.	45	799
Independent Bank Corp.	3	102
Independent Bank Corp.	64	5,357
Interactive Brokers Group, Inc. – Class A	53	4,635
International Bancshares Corp.	14	1,070
Invesco Ltd.	398	10,496
Jack Henry & Associates, Inc.	10	1,353
Jackson Financial, Inc. – Class A	6	663
Jefferies Financial Group, Inc.	59	2,935
Kemper Corp.	38	1,037
KeyCorp	418	9,634
Kinsale Capital Group, Inc.	3	847
Lincoln National Corp.	12	407
Live Oak Bancshares, Inc.	14	579
Loews Corp.	92	10,361
LPL Financial Holdings, Inc.	30	8,408
M&T Bank Corp.	2	398
MarketAxess Holdings, Inc.	11	1,279
Marqeta, Inc. – Class A (1)	166	673
Mechanics Bancorp – Class A	25	401
Mercury General Corp.	13	1,367
Metropolitan Bank Holding Corp.	4	347
MFA Financial, Inc.	6	62
Moelis & Co. – Class A	24	1,602
Morningstar, Inc.	8	1,175
MSCI, Inc. – Class A	3	1,527
NBT Bancorp, Inc.	1	53
NCR Atleos Corp. (1)	73	3,162
Nelnet, Inc. – Class A	4	572
NMI Holdings, Inc. – Class A (1)	2	97
Octave Specialty Group, Inc. (1)	90	560
OFG Bancorp	2	122
Old Second Bancorp, Inc.	5	112
OneMain Holdings, Inc. – Class A	11	672
Pagseguro Digital Ltd. – Class A	66	597
Park National Corp.	2	410
PennyMac Financial Services, Inc.	16	1,425
Pinnacle Financial Partners, Inc.	3	259
PJT Partners, Inc. – Class A	38	5,783
Primis Financial Corp.	44	726
PROG Holdings, Inc.	1	51
Prosperity Bancshares, Inc.	69	5,040
Provident Financial Services, Inc.	51	1,206
QCR Holdings, Inc. (2)	0	42

The accompanying notes are an integral part of these financial statements.

503

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Radian Group, Inc.	10	$376
Raymond James Financial, Inc.	8	1,152
RBB Bancorp	19	530
Regions Financial Corp.	184	5,549
Reinsurance Group of America, Inc. – Class A	9	1,863
Remitly Global, Inc. (1)	61	1,359
Renasant Corp.	25	1,080
Republic Bancorp, Inc. – Class A	8	684
Rithm Capital Corp.	149	1,402
RLI Corp.	42	2,474
Robinhood Markets, Inc. – Class A (1)	58	5,799
Rocket Companies, Inc. – Class A (1)	406	6,401
Ryan Specialty Holdings, Inc. – Class A	161	6,079
Seacoast Banking Corp. of Florida	12	404
SEI Investments Co. (2)	0	29
Selective Insurance Group, Inc.	7	685
ServisFirst Bancshares, Inc.	8	675
Shift4 Payments, Inc. – Class A (1)	50	2,435
SiriusPoint Ltd. (1)	20	490
Southern First Bancshares, Inc. (1)	8	485
SouthState Bank Corp.	13	1,322
Stellar Bancorp, Inc.	12	456
Stewart Information Services Corp.	71	4,673
Stifel Financial Corp.	90	6,303
StoneX Group, Inc. (1)	7	795
Synchrony Financial	1	108
Texas Capital Bancshares, Inc.	66	6,849
TFS Financial Corp.	58	1,028
Toast, Inc. – Class A (1)	74	2,046
Tompkins Financial Corp.	4	368
TPG, Inc. (1)(2)(3)	41	0
Tradeweb Markets, Inc. – Class A	14	1,405
TriCo Bancshares	5	259
Triumph Financial, Inc. (1)	12	939
UMB Financial Corp.	115	16,378
United Community Banks, Inc.	30	1,052
Universal Insurance Holdings, Inc.	12	477
Valley National Bancorp	92	1,343
Virtu Financial, Inc. – Class A	14	817
WaFd, Inc.	204	7,823
Walker & Dunlop, Inc.	99	5,395
Webster Financial Corp.	47	3,559
Webull Corp. (1)	97	635
WesBanco, Inc.	32	1,230
Westamerica BanCorp	4	228
Western Alliance Bancorp	3	237
WEX, Inc. (1)	10	1,432
White Mountains Insurance Group Ltd.	4	8,497
Wintrust Financial Corp.	45	7,154
XP, Inc. – Class A	29	477
Zions Bancorp N.A.	44	3,059

Total Financials		439,286

Healthcare – 12.93%
10X Genomics, Inc. – Class A (1)	40	1,521
4D Molecular Therapeutics, Inc. (1)	51	679
Abiomed, Inc. (1)(2)(3)	0	0
Abivax SA – ADR (1)	76	10,065
Adaptive Biotechnologies Corp. (1)	173	3,700

	Shares (000s)	Value (000s)
ADMA Biologics, Inc. (1)	81	$677
Agios Pharmaceuticals, Inc. (1)	6	236
Alcon AG	169	11,344
Align Technology, Inc. (1)	5	871
Alignment Healthcare, Inc. (1)	22	535
Alkermes Plc (1)	66	3,474
Alnylam Pharmaceuticals, Inc. (1)	16	4,787
Amneal Pharmaceuticals, Inc. (1)	59	1,025
Arcus Biosciences, Inc. (1)	51	1,585
Arrowhead Pharmaceuticals, Inc. (1)	29	2,355
Ascendis Pharma (1)	112	29,879
Avantor, Inc. (1)	325	3,213
Axsome Therapeutics, Inc. (1)	5	1,102
Azenta, Inc. (1)	40	1,029
Baxter International, Inc.	64	1,355
BioCryst Pharmaceuticals, Inc. (1)	32	324
Bio-Techne Corp.	182	12,893
Bridgebio Pharma, Inc. (1)	15	1,094
BrightSpring Health Services, Inc. (1)	126	8,812
Celldex Therapeutics, Inc. (1)	19	722
Cencora, Inc. – Class A	14	3,858
Charles River Laboratories International, Inc. (1)	77	17,426
Chemed Corp.	4	2,011
CorVel Corp. (1)	47	2,967
Crinetics Pharmaceuticals, Inc. (1)	6	223
Cullinan Therapeutics, Inc. (1)	52	943
Cytokinetics, Inc. (1)	12	1,011
DaVita, Inc. (1)	2	475
Denali Therapeutics, Inc. (1)	33	847
DexCom, Inc. (1)	10	659
Dyne Therapeutics, Inc. (1)	27	609
Encompass Health Corp.	78	7,879
Ensign Group, Inc.	14	2,192
Envista Holdings Corp. (1)	414	10,912
Exelixis, Inc. (1)	25	1,355
Glaukos Corp. (1)	32	4,523
Globus Medical, Inc. – Class A (1)	224	17,707
Guardant Health, Inc. (1)	86	12,969
Haemonetics Corp. (1)	95	7,152
Halozyme Therapeutics, Inc. (1)	15	1,189
ICON Plc (1)	57	9,837
ICU Medical, Inc. (1)	4	588
Ideaya Biosciences, Inc. (1)	21	781
IDEXX Laboratories, Inc. (1)	6	2,989
Immunovant, Inc. (1)	29	1,135
Innoviva, Inc. (1)	28	637
Insmed, Inc. (1)	159	16,987
Inspire Medical Systems, Inc. (1)	16	731
Insulet Corp. (1)	58	8,872
Integer Holdings Corp. (1)	66	6,209
Ionis Pharmaceuticals, Inc. (1)	63	5,016
IQVIA Holdings, Inc. (1)	12	2,271
IRhythm Holdings, Inc. (1)	9	1,119
Jazz Pharmaceuticals Plc (1)	11	2,723
Krystal Biotech, Inc. (1)	6	2,092
Labcorp Holdings, Inc.	77	21,549
Legend Biotech Corp. – ADR (1)	175	5,066
LeMaitre Vascular, Inc.	3	333
Madrigal Pharmaceuticals, Inc. (1)	1	745

The accompanying notes are an integral part of these financial statements.

504

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
McKesson Corp.	2	$1,841
Medpace Holdings, Inc. (1)	3	1,522
Merit Medical Systems, Inc. (1)	44	3,037
Mettler-Toledo International, Inc. (1)	1	698
Mineralys Therapeutics, Inc. (1)	14	375
Molina Healthcare, Inc. (1)	11	2,462
Natera, Inc. (1)	62	16,937
National HealthCare Corp.	6	1,208
Neogen Corp. (1)	231	2,078
Neurocrine Biosciences, Inc. (1)	40	6,664
Newamsterdam Pharma Co. NV (1)	26	897
Nuvalent, Inc. – Class A (1)	43	5,267
OmniAb, Inc. – Class CR3 (1)(2)(3)	0	–
OmniAb, Inc. – Class CR4 (1)(2)(3)	0	–
Omnicell, Inc. (1)	17	707
Option Care Health, Inc. (1)	65	1,366
Pacira BioSciences, Inc. (1)	37	949
PACS Group, Inc. (1)	31	1,316
Pediatrix Medical Group, Inc. (1)	37	925
Penumbra, Inc. (1)	8	2,656
Phibro Animal Health Corp. – Class A	4	126
Phreesia, Inc. (1)	75	771
Praxis Precision Medicines, Inc. (1)	10	3,396
Privia Health Group, Inc. (1)	23	595
PTC Therapeutics, Inc. (1)	86	7,014
QIAGEN NV	106	4,148
Quest Diagnostics, Inc. (2)	0	47
QuidelOrtho Corp. (1)	58	1,011
RadNet, Inc. (1)	32	1,953
Rapport Therapeutics, Inc. (1)	20	835
ResMed, Inc.	5	933
Revolution Medicines, Inc. (1)	62	11,592
Revvity, Inc.	136	15,181
Rhythm Pharmaceuticals, Inc. (1)	132	14,616
Roivant Sciences Ltd. (1)	44	1,568
Royalty Pharma Plc – Class A	18	993
Sotera Health Co. (1)	41	729
STERIS Plc	6	1,363
Stevanato Group SpA	157	2,844
Supernus Pharmaceuticals, Inc. (1)	19	881
Teleflex, Inc.	11	1,367
Tenet Healthcare Corp. (1)	51	9,574
Travere Therapeutics, Inc. – Class Preferre (1)	17	955
Twist Bioscience Corp. (1)	12	1,239
UFP Technologies, Inc. (1)	15	3,901
Ultragenyx Pharmaceutical, Inc. (1)	44	1,473
uniQure NV (1)	15	686
Universal Health Services, Inc. – Class B	5	815
Varex Imaging Corp. (1)	54	567
Vaxcyte, Inc. (1)	176	10,212
Veeva Systems, Inc. – Class A (1)	7	1,222
Veracyte, Inc. (1)	21	1,259
Voyager Therapeutics, Inc. (1)	157	550
Waters Corp. (1)	26	9,621
West Pharmaceutical Services, Inc.	3	1,101
Xencor, Inc. (1)	40	651
Xenon Pharmaceuticals, Inc. (1)	55	3,311

Total Healthcare		459,869

	Shares (000s)	Value (000s)
Industrials – 24.23%
AAON, Inc.	11	$1,455
AAR Corp. (1)	7	1,062
ABM Industries, Inc.	14	624
Advanced Drainage Systems, Inc.	2	375
AerCap Holdings NV	91	13,219
Aerovironment, Inc. (1)	2	299
Alaska Air Group, Inc. (1)	59	3,102
Allegiant Travel Co. – Class A (1)	9	1,026
Allegion Plc	15	2,110
Amentum Holdings, Inc. (1)	32	661
American Airlines Group, Inc. (1)	120	2,177
AMETEK, Inc.	10	2,300
AO Smith Corp.	1	84
API Group Corp. (1)	213	9,005
Applied Industrial Technologies, Inc.	2	724
ArcBest Corp.	59	8,517
Arcosa, Inc.	63	9,225
Armstrong World Industries, Inc.	23	3,662
ATI, Inc. (1)	22	4,350
Atkore, Inc.	9	655
Atmus Filtration Technologies, Inc.	42	2,161
Axon Enterprise, Inc. (1)	30	16,958
AZZ, Inc.	3	474
Barrett Business Services, Inc.	15	518
Bloom Energy Corp. – Class A (1)	15	4,538
Boeing Co. (1)	6	1,200
Boise Cascade Co.	56	4,363
Brady Corp. – Class A	28	2,609
BrightView Holdings, Inc. (1)	27	379
Brink’s Co.	11	1,078
Builders FirstSource, Inc. (1)	11	976
BWX Technologies, Inc.	8	1,643
CACI International, Inc. – Class A (1)	17	7,753
Canadian Pacific Kansas City Ltd.	138	11,995
Cardinal Infrastructure Group, Inc. – Class A (1)	33	3,101
Carlisle Companies, Inc.	22	8,149
Carpenter Technology Corp.	34	20,808
Casella Waste Systems, Inc. – Class A (1)	65	6,319
CH Robinson Worldwide, Inc.	67	12,540
Chart Industries, Inc. (1)	4	932
Clean Harbors, Inc. (1)	19	5,610
CNH Industrial NV	468	5,253
Comfort Systems USA, Inc.	26	52,253
Copart, Inc. (1)	85	2,407
Core & Main, Inc. – Class A (1)	250	12,062
Crane Co.	27	6,082
CSW Industrials, Inc.	2	660
Cummins, Inc. (2)	0	68
Custom Truck One Source, Inc. (1)	91	1,075
Delta Air Lines, Inc.	21	1,962
Donaldson Co., Inc.	55	4,908
Ducommun, Inc. (1)	1	154
Dycom Industries, Inc. (1)	7	3,756
EMCOR Group, Inc.	6	4,965
Enerpac Tool Group Corp. – Class A	53	1,894
EnerSys	4	906
Enpro, Inc.	10	3,639
Esab Corp.	30	2,920

The accompanying notes are an integral part of these financial statements.

505

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
ESCO Technologies, Inc.	13	$4,602
Expeditors International of Washington, Inc.	3	521
Fastenal Co.	15	739
Federal Signal Corp.	23	2,942
Ferguson Enterprises, Inc.	7	1,733
First Advantage Corp. (1)	628	11,341
Fluor Corp. (1)	46	2,403
Fortive Corp.	9	572
Fortune Brands Innovations, Inc.	1	70
Franklin Electric Co., Inc.	1	155
FTAI Aviation Ltd.	126	33,952
Gates Industrial Corp. Plc (1)	788	22,038
GATX Corp.	44	7,882
Generac Holdings, Inc. (1)	2	487
GFL Environmental, Inc.	38	1,381
Gibraltar Industries, Inc. (1)	119	5,355
Graco, Inc.	25	1,884
Granite Construction, Inc.	1	117
GXO Logistics, Inc. (1)	147	7,450
Hayward Holdings, Inc. (1)	169	2,933
HEICO Corp.	8	2,980
HEICO Corp. – Class A	20	5,096
Herc Holdings, Inc.	6	905
Hexcel Corp.	39	3,896
HNI Corp.	2	94
Howmet Aerospace, Inc.	44	11,723
Hubbell, Inc. – Class B	7	3,842
ICF International, Inc.	100	7,276
IDEX Corp.	36	8,087
Ingersoll Rand, Inc.	130	10,619
ITT, Inc.	62	12,202
Jacobs Solutions, Inc.	50	6,335
JB Hunt Transport Services, Inc.	4	1,063
JBT Marel Corp.	80	11,665
KBR, Inc.	34	1,158
Kirby Corp. (1)	140	19,070
Knight-Swift Transportation Holdings, Inc. – Class A	349	27,173
Korn Ferry	21	1,399
Kratos Defense & Security Solutions, Inc. (1)	29	1,469
L3Harris Technologies, Inc.	28	8,051
Landstar System, Inc.	5	1,077
Legence Corp. – Class A (1)	27	2,298
Lincoln Electric Holdings, Inc.	52	13,695
Louisiana-Pacific Corp.	21	1,690
ManpowerGroup, Inc.	50	1,688
MasTec, Inc. (1)	28	11,633
Masterbrand, Inc. (1)	1	13
Matson, Inc.	6	1,166
Maximus, Inc.	1	35
Mercury Systems, Inc. (1)	17	2,062
Middleby Corp. (1)	7	1,140
Miller Industries, Inc.	8	415
Moog, Inc. – Class A	10	4,332
Mueller Industries, Inc.	28	3,450
Mueller Water Products, Inc. – Class A	54	1,395
National Presto Industries, Inc.	1	184
Nextpower, Inc. – Class A (1)	10	1,179
Nordson Corp.	8	2,358
nVent Electric Plc	21	3,629

	Shares (000s)	Value (000s)
OPENLANE, Inc. (1)	14	$595
Oshkosh Corp.	73	11,128
Owens Corning	13	2,119
Parker-Hannifin Corp. (2)	0	107
Paycom Software, Inc.	11	1,362
Pentair Plc	134	10,247
Planet Labs PBC (1)	39	1,288
Quanta Services, Inc.	15	10,592
RB Global, Inc.	9	1,029
RBC Bearings, Inc. (1)	9	5,713
Regal Rexnord Corp.	106	25,167
Republic Services, Inc. – Class A	94	20,016
Resideo Technologies, Inc. (1)	13	419
Robert Half, Inc.	308	9,460
Rocket Lab Corp. (1)	205	20,859
Rockwell Automation, Inc. (2)	0	226
Rollins, Inc.	25	1,045
Saia, Inc. (1)	4	1,753
Schneider National, Inc. – Class B	2	90
Simpson Manufacturing Co., Inc.	12	2,486
SkyWest, Inc. (1)	6	630
SPX Technologies, Inc. (1)	15	3,652
StandardAero, Inc. (1)	465	13,895
Standex International Corp. (2)	0	148
Tennant Co.	62	5,415
Terex Corp.	125	9,065
Tetra Tech, Inc.	36	1,053
Timken Co.	13	1,877
Toro Co.	169	16,455
Trane Technologies Plc	9	4,418
TransDigm Group, Inc. (2)	0	76
Tutor Perini Corp.	19	1,550
Uber Technologies, Inc. (1)	9	613
U-Haul Holding Co. (1)	4	290
UL Solutions, Inc. – Class A	63	6,457
United Airlines Holdings, Inc. (1)	1	181
United Rentals, Inc.	1	1,055
V2X, Inc. (1)	13	946
Valmont Industries, Inc.	21	11,889
Veralto Corp.	39	3,439
Vertiv Holdings Co. – Class A	20	6,793
Vicor Corp. (1)	3	1,060
VSE Corp.	9	1,973
Watsco, Inc.	8	3,380
Watts Water Technologies, Inc. – Class A	11	4,160
WESCO International, Inc.	23	8,068
Westinghouse Air Brake Technologies Corp.	8	2,037
WillScot Holdings Corp. – Class A	425	12,261
Woodward, Inc.	24	10,042
Worthington Enterprises, Inc. (2)	0	24
WW Grainger, Inc. (2)	0	141
XPO, Inc. (1)	60	12,367
Xylem, Inc.	8	916
Zurn Elkay Water Solutions Corp.	8	395

Total Industrials		862,221

Information Technology – 16.98%
ACI Worldwide, Inc. (1)	199	9,998
Adeia, Inc.	44	1,452
Advanced Energy Industries, Inc.	6	2,245

The accompanying notes are an integral part of these financial statements.

506

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Agilysys, Inc. (1)	6	$579
Allegro MicroSystems, Inc. (1)	33	2,307
Amkor Technology, Inc.	16	1,371
Appfolio, Inc. – Class A (1)	18	2,892
AppLovin Corp. – Class A (1)	2	971
Arista Networks, Inc. (1)	23	3,981
Arlo Technologies, Inc. (1)	42	568
Astera Labs, Inc. (1)	29	13,807
AvePoint, Inc. (1)	6	67
Avnet, Inc.	65	5,774
Badger Meter, Inc.	10	1,508
Belden, Inc.	20	2,389
Benchmark Electronics, Inc.	18	1,741
Blackbaud, Inc. (1)	41	1,201
Calix, Inc. (1)	78	2,897
CCC Intelligent Solutions Holdings, Inc. (1)	457	2,360
CDW Corp.	115	16,111
Ciena Corp. (1)	11	5,500
Cloudflare, Inc. – Class A (1)	28	6,956
Coherent Corp. (1)	13	5,240
Commvault Systems, Inc. (1)	64	9,040
Core Scientific, Inc. (1)	218	5,583
CoreWeave, Inc. – Class A (1)	22	2,175
Crane NXT Co.	119	6,113
Credo Technology Group Holding Ltd. (1)	21	5,767
Crowdstrike Holdings, Inc. – Class A (1)	6	4,678
Datadog, Inc. – Class A (1)	37	9,621
Descartes Systems Group, Inc. (1)	13	922
DigitalOcean Holdings, Inc. (1)	21	3,297
Dynatrace, Inc. (1)	299	13,140
Enphase Energy, Inc. (1)	29	1,435
Entegris, Inc.	37	6,651
EPAM Systems, Inc. (1)	24	1,939
ePlus, Inc.	2	168
Everpure, Inc. – Class A (1)	48	3,753
F5, Inc. (1)	40	16,435
Fabrinet (1)	15	8,170
Fair Isaac Corp. (1)	3	3,859
Figma, Inc. – Class A (1)	42	753
Five9, Inc. (1)	54	1,144
FormFactor, Inc. (1)	76	12,171
Gartner, Inc. (1)	10	1,235
Gen Digital, Inc.	82	2,033
GoDaddy, Inc. – Class A (1)	9	750
Guidewire Software, Inc. (1)	50	6,122
Hackett Group, Inc.	61	661
Impinj, Inc. (1)	31	4,392
Insight Enterprises, Inc. (1)	13	1,632
IonQ, Inc. (1)	17	914
IPG Photonics Corp. (1)	8	909
Itron, Inc. (1)	6	484
Jabil, Inc.	33	12,602
JFrog Ltd. (1)	90	8,186
Keysight Technologies, Inc. (1)	76	26,699
Knowles Corp. (1)	37	1,545
Kulicke & Soffa Industries, Inc.	11	1,496
Kyndryl Holdings, Inc. (1)	236	2,668
Lattice Semiconductor Corp. (1)	49	7,420
Littelfuse, Inc.	17	7,830
Lumentum Holdings, Inc. (1)	7	5,939

	Shares (000s)	Value (000s)
MACOM Technology Solutions Holdings, Inc. (1)	19	$7,047
Manhattan Associates, Inc. (1)	29	4,051
MARA Holdings, Inc. (1)	115	1,592
Marvell Technology, Inc.	5	1,608
Microchip Technology, Inc.	86	7,854
Mirion Technologies, Inc. – Class A (1)	44	787
MKS, Inc.	66	29,235
MongoDB, Inc. – Class A (1)	7	2,407
Monolithic Power Systems, Inc.	3	4,135
NetApp, Inc.	4	576
Nice Ltd. – ADR (1)	57	5,140
Novanta, Inc. (1)	24	3,840
Okta, Inc. – Class A (1)	142	19,346
ON Semiconductor Corp. (1)	177	16,756
Onto Innovation, Inc. (1)	8	2,843
OSI Systems, Inc. (1)(2)	0	103
PagerDuty, Inc. (1)	146	1,410
Palantir Technologies, Inc. – Class A (1)	7	873
Palo Alto Networks, Inc. (1)	35	11,965
PC Connection, Inc.	17	1,214
Pegasystems, Inc.	2	51
Plexus Corp. (1)	34	10,240
Power Integrations, Inc.	108	9,068
Q2 Holdings, Inc. (1)	6	301
Qnity Electronics, Inc.	130	21,183
Rambus, Inc. (1)	26	3,433
Rigetti Computing, Inc. (1)	188	3,637
Riot Platforms, Inc. (1)	61	1,680
Rubrik, Inc. – Class A (1)	125	10,047
Samsara, Inc. – Class A (1)	313	10,149
Sandisk Corp. (1)	1	2,747
Sanmina Corp. (1)	4	1,060
ScanSource, Inc. (1)	4	183
Semtech Corp. (1)	72	11,660
Silicon Laboratories, Inc. (1)	10	2,240
SiTime Corp. (1)	7	5,523
Snowflake, Inc. – Class A (1)	40	10,108
SPS Commerce, Inc. (1)	58	3,298
Strategy, Inc. – Class A (1)	2	200
TD SYNNEX Corp.	55	14,809
Teledyne Technologies, Inc. (1)	4	2,782
Tenable Holdings, Inc. (1)	46	1,709
Teradyne, Inc.	21	9,944
Terawulf, Inc. (1)	95	2,345
TTM Technologies, Inc. (1)	25	4,664
Twilio, Inc. – Class A (1)	16	3,393
Tyler Technologies, Inc. (1)	23	6,742
Ubiquiti, Inc.	1	774
Universal Display Corp.	91	7,874
Varonis Systems, Inc. – Class B (1)	46	1,933
Veeco Instruments, Inc. (1)	20	1,544
Viavi Solutions, Inc. (1)	49	2,328
Vishay Intertechnology, Inc.	47	2,514
Western Digital Corp.	3	2,103
Zebra Technologies Corp. – Class A (1)	22	5,874
Zoom Communications, Inc. – Class A (1)	7	614

Total Information Technology		603,782

The accompanying notes are an integral part of these financial statements.

507

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Materials – 4.32%
Albemarle Corp.	7	$957
Alcoa Corp.	6	335
Alpha Metallurgical Resources, Inc. (1)	4	689
Amcor Plc	40	1,735
Amrize Ltd.	55	2,917
AptarGroup, Inc.	70	8,719
Ashland, Inc.	24	1,578
Avient Corp.	266	9,837
Axalta Coating Systems Ltd. (1)	74	2,533
Balchem Corp.	10	1,645
Celanese Corp. – Class A	28	1,296
CF Industries Holdings, Inc.	2	256
Chemours Co.	80	1,636
Coeur Mining, Inc.	75	1,227
Commercial Metals Co.	25	1,555
Corteva, Inc.	1	105
Crown Holdings, Inc.	3	309
Eagle Materials, Inc.	40	8,988
Eastman Chemical Co.	109	7,286
Element Solutions, Inc.	186	8,861
Freeport-McMoRan, Inc.	143	9,021
Graphic Packaging Holding Co.	296	3,130
Hecla Mining Co.	61	938
James Hardie Industries Plc (1)	97	2,544
Martin Marietta Materials, Inc.	2	1,091
Mativ Holdings, Inc.	69	525
Novagold Resources, Inc. (1)	69	412
Nucor Corp.	11	2,484
O-I Glass, Inc. (1)	340	3,275
Packaging Corp. of America	34	8,134
Reliance, Inc.	35	13,171
Royal Gold, Inc.	6	1,258
RPM International, Inc.	259	28,760
Silgan Holdings, Inc.	25	1,178
SSR Mining, Inc. (1)	37	1,034
Steel Dynamics, Inc.	2	493
Stepan Co.	17	972
Titan America SA (1)	36	664
United States Lime & Minerals, Inc.	4	451
Vulcan Materials Co.	37	10,950
Warrior Met Coal, Inc.	8	641
Worthington Steel, Inc. (2)	0	15

Total Materials		153,605

Real Estate – 3.76%
Acadia Realty Trust	5	107
Alexandria Real Estate Equities, Inc.	25	1,340
American Healthcare REIT, Inc.	107	5,576
American Homes 4 Rent – Class A	12	411
Americold Realty Trust, Inc.	97	1,532
Brixmor Property Group, Inc.	91	2,878
Broadstone Net Lease, Inc. – Class A	169	3,503
BXP, Inc.	54	3,610
Camden Property Trust	2	240
CareTrust REIT, Inc.	15	585
CBL & Associates Properties, Inc.	23	1,215
CBRE Group, Inc. – Class A (1)	88	11,833
Colliers International Group, Inc.	55	5,114
COPT Defense Properties	263	9,578

	Shares (000s)	Value (000s)
Cousins Properties, Inc.	22	$645
CubeSmart	121	4,801
Cushman & Wakefield Ltd. (1)	76	1,019
Douglas Emmett, Inc.	107	1,257
EastGroup Properties, Inc. (2)	0	56
Equity LifeStyle Properties, Inc.	35	2,251
Essential Properties Realty Trust, Inc.	25	749
Essex Property Trust, Inc.	1	203
Extra Space Storage, Inc.	5	745
First Industrial Realty Trust, Inc.	32	1,946
FirstService Corp.	45	6,331
Forestar Group, Inc. (1)	19	586
Getty Realty Corp.	30	1,016
Healthcare Realty Trust, Inc. – Class A	12	233
Howard Hughes Holdings, Inc. (1)	28	1,991
Independence Realty Trust, Inc.	250	4,173
InvenTrust Properties Corp.	10	341
Jones Lang LaSalle, Inc. (1)	78	24,095
Kilroy Realty Corp.	38	1,425
Kimco Realty Corp.	12	311
Kite Realty Group Trust	61	1,722
Lamar Advertising Co. – Class A	4	659
Macerich Co.	9	221
National Health Investors, Inc.	3	252
Outfront Media, Inc.	16	535
Pebblebrook Hotel Trust	56	1,086
Phillips Edison & Co., Inc.	9	384
Rayonier, Inc.	30	629
Rexford Industrial Realty, Inc.	19	653
Ryman Hospitality Properties, Inc.	44	5,616
Sabra Health Care REIT, Inc.	8	147
Simon Property Group, Inc. (2)	0	80
SL Green Realty Corp.	17	880
St Joe Co.	9	588
STAG Industrial, Inc.	170	6,475
Tanger, Inc.	17	669
Terreno Realty Corp.	11	690
Vornado Realty Trust	9	353
Weyerhaeuser Co.	432	10,344

Total Real Estate		133,679

Utilities – 3.57%
Alliant Energy Corp.	110	8,429
American Electric Power Co., Inc.	147	20,142
American States Water Co.	46	3,832
American Water Works Co., Inc.	96	12,627
Avista Corp.	17	694
Black Hills Corp.	22	1,658
Brookfield Infrastructure Corp. – Class A	31	1,201
California Water Service Group	21	1,009
CenterPoint Energy, Inc.	27	1,188
Chesapeake Utilities Corp.	25	3,107
Clearway Energy, Inc. – Class C	15	525
Consolidated Edison, Inc.	2	194
Constellation Energy Corp.	1	221
DTE Energy Co.	2	314
Essential Utilities, Inc.	30	1,162
Exelon Corp.	15	676
Fervo Energy Co. – Class A (1)	74	2,172
FirstEnergy Corp.	418	19,864

The accompanying notes are an integral part of these financial statements.

508

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
H2O America	26	$1,588
IDACORP, Inc. – Class Rights	88	13,333
MGE Energy, Inc.	7	546
National Fuel Gas Co.	18	1,378
New Jersey Resources Corp.	6	358
Northwest Natural Holding Co.	23	1,138
Northwestern Energy Group, Inc.	15	1,057
NRG Energy, Inc.	5	756
OGE Energy Corp.	12	567
ONE Gas, Inc.	79	6,107
Ormat Technologies, Inc.	24	2,621
Pinnacle West Capital Corp.	13	1,354
Portland General Electric Co.	14	706
Southwest Gas Holdings, Inc.	11	964
Talen Energy Corp. (1)	13	5,091
TXNM Energy, Inc.	53	2,988
UGI Corp.	101	3,484
Vistra Corp.	18	2,914
WEC Energy Group, Inc. (2)	0	20
Xcel Energy, Inc.	11	845

Total Utilities		126,830

Total Common Stocks (Cost: $2,451,874)		3,465,603

SHORT-TERM INVESTMENTS – 2.60%
Money Market Funds – 2.10%
JP Morgan U.S. Government Money Market Fund – Class IM, 3.59% (4)	74,781	74,781

Total Money Market Funds (Cost: $74,781)		74,781

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.50%
HSBC, London, 3.12% due 07/01/2026	$17,813	$17,813

Total Time Deposits (Cost: $17,813)		17,813

Total Short-Term Investments (Cost: $92,594)		92,594

TOTAL INVESTMENTS IN SECURITIES – 100.04% (Cost: $2,544,468)		3,558,197

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.04)%		(1,442)

TOTAL NET ASSETS – 100.00%		$3,556,755

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Security that is valued using significant unobservable inputs and is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

509

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2026

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.79%
Australia – 1.41%
ALS Ltd.	662	$10,503
ANZ Group Holdings Ltd.	194	4,731
APA Group	86	606
Aristocrat Leisure Ltd.	1,430	60,603
ASX Ltd.	12	457
BHP Group Ltd.	1,448	60,361
Brambles Ltd.	79	1,070
CAR Group Ltd.	21	377
Cochlear Ltd.	4	326
Coles Group Ltd.	79	1,328
Commonwealth Bank of Australia	98	11,225
Computershare Ltd.	31	824
CSL Ltd.	340	27,142
Deterra Royalties Ltd.	841	2,748
Domino’s Pizza Enterprises Ltd.	279	3,016
Evolution Mining Ltd.	119	986
Fortescue Ltd.	104	1,382
Goodman Group	117	2,525
Insurance Australia Group Ltd.	135	753
IPH Ltd.	4,218	11,291
Lottery Corp. Ltd.	2,456	9,763
Lynas Rare Earths Ltd. (1)	54	679
Macquarie Group Ltd.	21	3,695
Medibank Pvt Ltd.	164	565
National Australia Bank Ltd.	197	5,179
Northern Star Resources Ltd.	1,796	23,779
Origin Energy Ltd.	110	835
Orora Ltd.	8,257	7,919
PLS Group Ltd. (1)	184	646
Pro Medicus Ltd.	3	487
Qantas Airways Ltd.	1,389	10,204
QBE Insurance Group Ltd.	1,464	25,465
REA Group Ltd.	3	283
Rio Tinto Ltd.	24	2,905
Santos Ltd.	5,223	25,912
Scentre Group	332	885
SGH Ltd.	12	389
Sigma Healthcare Ltd.	310	591
Sonic Healthcare Ltd.	30	434
South32 Ltd.	287	779
Stockland	158	446
Suncorp Group Ltd.	69	927
Telstra Group Ltd.	229	802
Transurban Group	183	1,821
Treasury Wine Estates Ltd.	1,483	4,905
Vicinity Ltd.	259	461
Washington H Soul Pattinson & Co. Ltd.	22	697
Wesfarmers Ltd.	67	4,170
Westpac Banking Corp.	221	5,392
WiseTech Global Ltd.	565	12,969
Woodside Energy Group Ltd.	122	2,362
Woolworths Group Ltd.	72	1,981

Total Australia		360,581

Austria – 0.22%
Andritz AG	257	22,234
BAWAG Group AG (2)	5	916

	Shares (000s)	Value (000s)
Erste Group Bank AG	19	$2,561
OMV AG	10	598
Raiffeisen Bank International AG	8	535
Verbund AG	4	270
Wienerberger AG – Class Bearer	1,093	28,231

Total Austria		55,345

Belgium – 0.05%
Ageas SA	10	768
Anheuser-Busch InBev SA	53	4,359
D’ieteren Group	1	247
Elia Group SA – Class B	3	436
Financiere de Tubize SA	1	312
Groupe Bruxelles Lambert NV	5	461
KBC Group NV	15	2,025
Lotus Bakeries NV (3)	0	345
Sofina SA	1	261
Syensqo SA	5	345
UCB SA	7	2,136

Total Belgium		11,695

Bermuda – 0.43%
Arch Capital Group Ltd. (1)	816	79,218
Hiscox Ltd.	1,251	30,663

Total Bermuda		109,881

Brazil – 1.05%
Ambev SA	13,654	43,085
B3 SA – Brasil Bolsa Balcao	19,060	53,647
Banco BTG Pactual SA	2,741	28,716
Banco do Brasil SA	6,607	25,483
NU Holdings Ltd. – Class A (1)	4,395	58,711
PRIO SA (1)	873	8,815
TOTVS SA	3,144	17,478
Vale SA	920	13,879
XP, Inc. – Class A	1,133	18,429

Total Brazil		268,243

Canada – 2.38%
Agnico Eagle Mines Ltd.	664	103,193
Canadian Natural Resources Ltd.	1,438	56,917
Canadian Pacific Kansas City Ltd.	1,040	90,112
Element Fleet Management Corp.	2,129	43,948
First Quantum Minerals Ltd. (1)	158	4,313
Franco-Nevada Corp.	487	101,685
Magna International, Inc.	1,463	96,124
TC Energy Corp.	1,028	68,060
Waste Connections, Inc.	256	42,611

Total Canada		606,963

Chile – 0.02%
Antofagasta Plc	20	1,028
Empresa Nacional de Telecomunicaciones SA	1,112	4,342

Total Chile		5,370

China – 1.26%
China Merchants Bank Co. Ltd. – Class H	5,633	32,343
Contemporary Amperex Technology Co. Ltd. – Class H	902	81,233

The accompanying notes are an integral part of these financial statements.

510

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Haier Smart Home Co. Ltd. – Class A	10,495	$26,844
Kingsoft Corp. Ltd.	3,203	9,124
Midea Group Co. Ltd. – Class A	578	6,442
Sany Heavy Industry Co. Ltd. – Class A	2,580	6,588
Shenzhou International Group Holdings Ltd.	838	4,230
Silergy Corp.	254	4,857
Tencent Holdings Ltd.	2,616	144,331
Vipshop Holdings Ltd. – ADR	300	3,982
Yangzijiang Shipbuilding Holdings Ltd.	137	363

Total China		320,337

Czech Republic – 0.00% (4)
CSG NV (1)	9	128

Total Czech Republic		128

Denmark – 1.19%
AP Moller – Maersk – Class A (3)	0	381
AP Moller – Maersk – Class B (3)	0	527
Carlsberg AS – Class B	301	39,345
Coloplast – Class B	318	18,132
Danske Bank	1,502	80,488
Demant (1)	632	25,971
DSV	11	2,686
Genmab (1)	4	1,002
GN Store Nord AS (1)	254	3,401
Novo Nordisk – Class B	1,463	70,272
Novonesis Novozymes B – Class B	257	16,216
Orsted AS (1)(2)	28	632
Pandora	5	552
ROCKWOOL – Class B	6	187
Tryg	20	446
Vestas Wind Systems	1,535	43,456

Total Denmark		303,694

Faroe Islands – 0.06%
Bakkafrost P/F	403	16,368

Total Faroe Islands		16,368

Finland – 0.29%
Elisa OYJ	9	381
Fortum OYJ	29	671
Kesko OYJ – Class B	18	409
Kone OYJ – Class B	20	1,147
Metso OYJ	38	656
Neste OYJ	25	825
Nokia OYJ	313	4,178
Nordea Bank Abp	198	3,760
Orion OYJ – Class B	6	519
Sampo OYJ – Class A	3,165	33,235
Stora Enso OYJ – Class R	35	372
UPM-Kymmene OYJ	34	892
Wartsila OYJ Abp	693	26,479

Total Finland		73,524

France – 11.05%
Abivax SA (1)	3	414
Accor SA	519	30,123
Aeroports de Paris SA	2	245
Air Liquide SA	555	109,809

	Shares (000s)	Value (000s)
Alstom SA (1)	22	$387
Alten SA	156	9,489
Amundi SA (2)	764	73,312
Arkema SA	779	49,152
AXA SA	101	5,080
Ayvens SA (2)	21	276
BioMerieux	142	11,180
BNP Paribas SA	1,831	213,801
Bollore SE	46	211
Bouygues SA	3,265	182,308
Bureau Veritas SA	19	571
Capgemini SE	1,503	150,881
Carrefour SA	38	699
Cie de Saint-Gobain SA	29	2,618
Cie Generale des Etablissements Michelin SCA	2,623	101,314
Covivio	3	203
Credit Agricole SA	62	1,250
Danone SA	40	3,302
Dassault Aviation SA	1	329
Dassault Systemes SE	2,949	60,143
Edenred SE	986	25,334
Eiffage SA	4	656
Elis SA	575	17,817
Engie SA	115	3,626
EssilorLuxottica SA	119	22,358
Gecina SA	3	252
Getlink SE	15	309
Hermes International SCA	2	2,807
Ipsen SA	2	443
Kering SA	246	69,554
Klepierre SA	13	544
Legrand SA	165	27,956
L’Oreal SA	60	26,295
LVMH Moet Hennessy Louis Vuitton SE	274	151,696
Orange SA	120	2,262
Pernod Ricard SA	2,341	170,158
Publicis Groupe SA	1,035	102,246
Renault SA	12	334
Rexel SA	2,538	111,174
Safran SA	347	136,804
Sanofi SA	3,442	294,319
Sartorius Stedim Biotech	2	375
Schneider Electric SE	926	303,137
Societe Generale SA	694	61,448
Sodexo SA	222	12,859
Technip Energies NV	610	23,063
Teleperformance SE	967	50,856
Thales SA	5	1,398
TotalEnergies SE	127	9,808
Unibail-Rodamco-Westfield	7	845
Veolia Environnement SA	35	1,451
Vinci SA	1,239	180,910

Total France		2,820,191

Germany – 8.97%
Adidas AG	167	34,235
Allianz SE	496	234,771
BASF SE	1,855	99,173

The accompanying notes are an integral part of these financial statements.

511

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Bayer AG	1,434	$79,302
Bayerische Motoren Werke AG	152	9,972
Beiersdorf AG	6	483
Brenntag SE	393	23,905
Commerzbank AG	38	1,621
Continental AG	351	29,003
CTS Eventim AG & Co. KGaA	3	196
Daimler Truck Holding AG	2,131	102,769
Delivery Hero SE – Class A (1)(2)	10	401
Deutsche Bank AG	118	3,982
Deutsche Boerse AG	514	140,151
Deutsche Lufthansa AG	38	440
Deutsche Post AG	3,480	211,551
Deutsche Telekom AG	202	5,495
E.ON SE	144	2,969
Evonik Industries AG	8,582	155,727
Fresenius Medical Care AG	1,325	59,984
Fresenius SE & Co. KGaA	27	1,238
GEA Group AG	1,309	89,902
Hannover Rueck SE	99	27,361
Heidelberg Materials AG	8	1,481
Henkel AG & Co. KGaA	7	527
Hensoldt AG	4	275
HOCHTIEF AG	1	503
Infineon Technologies AG	77	7,254
Knorr-Bremse AG	4	440
Mercedes-Benz Group AG – Class REGISTERED	46	2,337
Merck KGaA	1,757	294,626
MTU Aero Engines AG	3	1,311
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8	4,734
Nemetschek SE	3	202
Rational AG (3)	0	217
Rheinmetall AG	3	3,136
RWE AG	38	2,447
SAP SE	1,257	193,828
Scout24 SE (2)	153	12,660
Siemens AG	46	14,930
Siemens Energy AG	1,641	312,837
Siemens Healthineers AG (2)	566	22,090
Symrise AG – Class A	670	67,183
Talanx AG	4	477
Vonovia SE	47	1,154
Zalando SE (1)(2)	980	28,385

Total Germany		2,287,665

Greece – 0.04%
National Bank of Greece SA	547	9,449

Total Greece		9,449

Hong Kong – 3.49%
AIA Group Ltd.	39,315	359,941
Alibaba Group Holding Ltd.	6,889	82,593
BOC Hong Kong Holdings Ltd.	238	1,292
China Overseas Land & Investment Ltd.	16,861	26,023
China Resources Gas Group Ltd.	4,793	8,961
China Resources Land Ltd.	1,949	7,489
CK Asset Holdings Ltd.	117	661

	Shares (000s)	Value (000s)
CK Hutchison Holdings Ltd.	23,381	$198,165
CK Infrastructure Holdings Ltd.	37	282
CLP Holdings Ltd.	106	991
Futu Holdings Ltd. – ADR	3	270
Galaxy Entertainment Group Ltd.	22,258	83,791
Henderson Land Development Co. Ltd.	3,494	11,082
HKT Trust & HKT Ltd. – Class Miscella	229	341
Hong Kong & China Gas Co. Ltd.	714	593
Hong Kong Exchanges & Clearing Ltd.	416	19,376
Hongkong Land Holdings Ltd.	63	447
Jardine Matheson Holdings Ltd.	314	19,345
Link Real Estate Investment Trust	167	781
MTR Corp. Ltd.	100	388
Power Assets Holdings Ltd.	90	656
Prudential Plc	2,756	36,609
Sino Land Co. Ltd.	238	313
SITC International Holdings Co. Ltd.	85	341
Sun Hung Kai Properties Ltd.	84	1,209
Swire Pacific Ltd. – Class A	698	7,286
Swire Pacific Ltd. – Class B	798	1,270
Techtronic Industries Co. Ltd.	1,085	18,056
WH Group Ltd. (2)	493	523
Wharf Real Estate Investment Co. Ltd.	99	270

Total Hong Kong		889,345

India – 0.81%
HDFC Bank Ltd.	8,334	70,333
ICICI Bank Ltd.	1,265	18,528
ICICI Bank Ltd. – ADR	2,125	61,681
Marico Ltd.	767	6,786
Reliance Industries Ltd.	2,201	30,152
UPL Ltd.	3,066	18,533

Total India		206,013

Indonesia – 0.09%
Bank Central Asia Tbk PT	16,253	5,064
Bank Rakyat Indonesia Persero Tbk PT	92,168	14,112
United Tractors Tbk PT	2,082	2,679

Total Indonesia		21,855

Ireland – 1.78%
Accenture Plc – Class A	318	39,533
AerCap Holdings NV	10	1,508
AIB Group Plc	128	1,505
Bank of Ireland Group Plc	7,900	157,398
DCC Plc	339	28,098
Experian Plc	1,925	64,894
Irish Continental Group Plc	1,091	7,753
James Hardie Industries Plc (1)	1,481	39,161
Kerry Group Plc – Class A	10	946
Kingspan Group Plc	190	17,363
Medtronic Plc	1,214	94,980
Ryanair Holdings Plc	25	766

Total Ireland		453,905

Israel – 0.36%
Azrieli Group Ltd.	3	440
Bank Hapoalim BM	74	1,699
Bank Leumi Le-Israel BM	95	2,130
Check Point Software Technologies Ltd. (1)	5	603

The accompanying notes are an integral part of these financial statements.

512

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Elbit Systems Ltd.	2	$1,245
Enlight Renewable Energy Ltd. (1)	8	721
Harel Insurance Investments & Financial Services Ltd.	8	421
ICL Group Ltd.	48	242
Israel Discount Bank Ltd. – Class A	79	779
Mizrahi Tefahot Bank Ltd.	11	751
Nova Ltd. (1)	2	943
OPC Energy Ltd. (1)	10	310
Phoenix Financial Ltd.	16	864
Teva Pharmaceutical Industries Ltd. – ADR (1)	2,307	78,147
Tower Semiconductor Ltd. (1)	7	1,698

Total Israel		90,993

Italy – 2.36%
Amplifon SpA	548	5,940
Banca Mediolanum SpA	14	356
Banca Monte dei Paschi di Siena SpA	123	1,528
Banco BPM SpA	73	1,259
BPER Banca SPA	103	1,611
Buzzi SpA	5	265
Davide Campari-Milano NV	4,379	27,276
Enel SpA	20,035	229,812
ENI SpA	112	2,636
Ferrari NV	7	2,644
FinecoBank Banca Fineco SpA	39	973
Generali	52	2,554
Intesa Sanpaolo SpA	896	6,161
Italgas SpA	39	452
Leonardo SpA	24	1,275
Moncler SpA	13	751
Pirelli & C SpA (1)(2)	3,010	22,799
Poste Italiane SpA	29	947
Prysmian SpA	17	2,782
Recordati Industria Chimica e Farmaceutica SpA	6	360
Snam SpA	25,471	183,875
Telecom Italia SpA/Milano (1)	106	963
Terna – Rete Elettrica Nazionale	93	1,085
UniCredit SpA	1,152	103,204
Unipol Assicurazioni SpA	22	620

Total Italy		602,128

Japan – 16.65%
ABC-Mart, Inc.	935	16,111
Advantest Corp.	438	90,006
Aeon Co. Ltd.	127	1,047
AGC, Inc.	197	8,530
Air Water, Inc.	108	1,847
Aisin Corp.	31	425
Ajinomoto Co., Inc.	50	1,831
ANA Holdings, Inc.	10	183
Asahi Group Holdings Ltd.	2,635	25,051
Asahi Kasei Corp.	79	883
Asics Corp.	40	1,085
Astellas Pharma, Inc.	108	1,438
Bandai Namco Holdings, Inc.	32	739
Bridgestone Corp.	3,302	69,631
Canon, Inc.	52	1,329

	Shares (000s)	Value (000s)
Capcom Co. Ltd.	16	$287
Central Japan Railway Co.	46	984
Chiba Bank Ltd.	36	551
Chubu Electric Power Co., Inc.	44	824
Chugai Pharmaceutical Co. Ltd.	39	1,820
Dai Nippon Printing Co. Ltd.	23	429
Daiei Kankyo Co. Ltd.	248	5,807
Daifuku Co. Ltd.	18	815
Daiichi Life Group, Inc.	224	2,448
Daiichi Sankyo Co. Ltd.	2,470	39,725
Daikin Industries Ltd.	1,335	203,686
Daito Trust Construction Co. Ltd.	18	344
Daiwa House Industry Co. Ltd.	923	25,002
Daiwa Securities Group, Inc.	80	797
Denso Corp.	104	1,193
Disco Corp.	5	2,705
Dowa Holdings Co. Ltd.	343	18,501
East Japan Railway Co.	901	18,825
Ebara Corp.	28	1,081
Eisai Co. Ltd.	17	429
ENEOS Holdings, Inc.	1,427	10,564
FANUC Corp.	57	2,606
Fast Retailing Co. Ltd.	11	5,789
Fuji Electric Co. Ltd.	9	754
FUJIFILM Holdings Corp.	14,911	319,007
Fujikura Ltd.	89	3,512
Fujitsu Ltd.	8,573	170,341
Fukuoka Financial Group, Inc.	778	33,005
Furukawa Electric Co. Ltd.	38	1,143
Hakuhodo DY Holdings, Inc.	700	4,955
Hankyu Hanshin Holdings, Inc.	14	368
Hikari Tsushin, Inc.	1	264
Hitachi Ltd.	3,624	100,294
Honda Motor Co. Ltd.	237	2,130
Hoya Corp.	20	3,210
Hulic Co. Ltd.	30	316
Ibiden Co. Ltd.	14	2,099
Idemitsu Kosan Co. Ltd.	1,517	11,207
IHI Corp.	779	13,144
Iida Group Holdings Co. Ltd.	705	9,512
Inpex Corp.	484	9,774
Isuzu Motors Ltd.	34	447
ITOCHU Corp.	326	3,716
Japan Exchange Group, Inc.	61	773
Japan Post Bank Co. Ltd.	2,142	40,760
Japan Post Holdings Co. Ltd.	1,954	26,259
Japan Post Insurance Co. Ltd.	34	323
Japan Tobacco, Inc.	71	2,612
JFE Holdings, Inc.	36	343
JX Advanced Metals Corp.	32	883
Kajima Corp.	23	849
Kanadevia Corp.	604	4,771
Kansai Electric Power Co., Inc.	61	862
Kao Corp.	58	1,149
Kawasaki Heavy Industries Ltd.	43	780
Kawasaki Kisen Kaisha Ltd.	22	339
KDDI Corp.	12,640	212,322
Keyence Corp.	11	5,601
Kikkoman Corp.	42	430
Kinden Corp.	141	6,950

The accompanying notes are an integral part of these financial statements.

513

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Kioxia Holdings Corp. (1)	19	$10,753
Kirin Holdings Co. Ltd.	1,094	18,860
Komatsu Ltd.	5,262	205,484
Konami Group Corp.	6	624
Kubota Corp.	5,245	87,761
Kyocera Corp.	76	1,674
Kyowa Kirin Co. Ltd.	15	232
Lasertec Corp.	5	1,461
LY Corp.	7,568	20,142
Makita Corp.	15	525
Marubeni Corp.	92	2,670
Megmilk Snow Brand Co. Ltd.	283	6,324
Minebea Mitsumi, Inc.	1,960	58,130
Mitsubishi Chemical Group Corp.	74	517
Mitsubishi Corp.	656	17,547
Mitsubishi Electric Corp.	3,453	126,642
Mitsubishi Estate Co. Ltd.	64	1,624
Mitsubishi HC Capital, Inc.	57	464
Mitsubishi Heavy Industries Ltd.	1,918	43,591
Mitsubishi Logistics Corp.	1,115	10,629
Mitsubishi Motors Corp.	4,207	8,143
Mitsubishi UFJ Financial Group, Inc.	2,414	48,096
Mitsui & Co. Ltd.	153	4,269
Mitsui Fudosan Co. Ltd.	159	1,469
Mitsui Kinzoku Co. Ltd.	3	856
Mitsui OSK Lines Ltd.	22	692
Mizuho Financial Group, Inc.	153	7,338
MS&AD Insurance Group Holdings, Inc.	75	1,939
Murata Manufacturing Co. Ltd.	735	52,783
NEC Corp.	505	12,202
Nexon Co. Ltd.	17	231
NH Foods Ltd.	339	12,387
Nidec Corp.	49	800
Nikon Corp.	737	10,379
Nintendo Co. Ltd.	867	36,445
Nippon Building Fund, Inc. (3)	0	362
Nippon Paint Holdings Co. Ltd.	60	393
Nippon Sanso Holdings Corp.	10	378
Nippon Steel Corp.	312	1,033
Nippon Television Holdings, Inc.	626	10,803
Nippon Yusen KK	25	818
Nissan Motor Co. Ltd. (1)	133	246
Nitori Holdings Co. Ltd.	2,215	32,824
Nitto Denko Corp.	42	826
Nomura Holdings, Inc.	3,929	34,500
Nomura Research Institute Ltd.	1,470	41,229
NTT, Inc.	53,157	47,284
Obayashi Corp.	1,049	21,193
Obic Co. Ltd.	1,328	31,190
Olympus Corp.	8,776	91,896
Oracle Corp.	591	30,308
Oriental Land Co. Ltd.	62	950
ORIX Corp.	71	2,693
Osaka Gas Co. Ltd.	21	721
OSAKA Titanium Technologies Co. Ltd.	237	4,018
Otsuka Corp.	15	264
Otsuka Holdings Co. Ltd.	25	1,644
Pan Pacific International Holdings Corp.	4,729	23,968

	Shares (000s)	Value (000s)
Panasonic Holdings Corp.	151	$4,243
Rakuten Group, Inc. (1)	83	387
Recruit Holdings Co. Ltd.	78	5,413
Renesas Electronics Corp.	112	3,467
Resona Holdings, Inc.	6,994	91,188
Resonac Holdings Corp.	1,621	180,296
Ryohin Keikaku Co. Ltd.	30	649
Sanrio Co. Ltd.	53	355
SBI Holdings, Inc.	35	567
SCREEN Holdings Co. Ltd.	9	1,010
Secom Co. Ltd.	2,973	118,115
Sega Sammy Holdings, Inc.	752	10,232
Seibu Holdings, Inc.	13	247
Sekisui House Ltd.	38	792
Seria Co. Ltd.	182	4,078
Seven & i Holdings Co. Ltd.	982	11,771
Shimano, Inc.	4	469
Shimizu Corp.	31	491
Shin-Etsu Chemical Co. Ltd.	2,802	122,151
Shionogi & Co. Ltd.	48	822
Ship Healthcare Holdings, Inc.	612	8,174
Shiseido Co. Ltd.	1,194	19,277
SMC Corp.	3	1,520
SoftBank Corp.	1,850	2,362
SoftBank Group Corp.	232	8,609
Sompo Holdings, Inc.	52	1,956
Sony Group Corp.	12,467	250,882
Subaru Corp.	35	518
Sugi Holdings Co. Ltd.	974	18,935
Sumco Corp.	1,291	32,746
Sumitomo Corp.	264	2,537
Sumitomo Electric Industries Ltd.	170	3,147
Sumitomo Metal Mining Co. Ltd.	802	37,174
Sumitomo Mitsui Financial Group, Inc.	812	31,814
Sumitomo Mitsui Trust Group, Inc.	1,344	50,192
Sumitomo Realty & Development Co. Ltd.	38	882
Suntory Beverage & Food Ltd.	2,957	82,389
Suzuki Motor Corp.	100	1,213
Sysmex Corp.	663	5,963
T&D Holdings, Inc.	28	832
Taiheiyo Cement Corp.	712	17,544
Taisei Corp.	109	9,633
Takeda Pharmaceutical Co. Ltd.	1,310	41,756
TBS Holdings, Inc.	430	16,583
TDK Corp.	2,792	62,625
Terumo Corp.	3,024	41,305
Toho Co. Ltd.	32	252
Tokio Marine Holdings, Inc.	1,130	49,676
Tokyo Electron Ltd.	26	12,800
Tokyo Gas Co. Ltd.	17	659
TOPPAN Holdings, Inc.	14	441
Toray Industries, Inc.	1,906	13,349
Toyo Seikan Group Holdings Ltd.	579	14,627
Toyo Suisan Kaisha Ltd.	173	11,080
Toyota Motor Corp.	610	10,227
Toyota Tsusho Corp.	41	1,526
Tsumura & Co.	453	10,377
Unicharm Corp.	68	394
USS Co. Ltd.	1,846	21,688

The accompanying notes are an integral part of these financial statements.

514

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
West Japan Railway Co.	811	$13,577
Yamaha Motor Co. Ltd.	59	451
Yokogawa Electric Corp.	13	450
Yokohama Financial Group, Inc.	62	668
Zensho Holdings Co. Ltd.	6	284
ZOZO, Inc.	3,607	25,491

Total Japan		4,249,104

Luxembourg – 0.64%
ArcelorMittal SA	1,032	62,232
Befesa SA (2)	249	8,476
CVC Capital Partners Plc (2)	14	200
Eurofins Scientific SE	435	34,047
Millicom International Cellular SA	121	11,012
Tenaris SA	1,751	48,474

Total Luxembourg		164,441

Macau – 0.03%
Sands China Ltd.	4,417	7,369

Total Macau		7,369

Mexico – 0.24%
Arca Continental SAB de CV	515	6,163
Cemex SAB de CV – ADR	482	5,787
Fresnillo Plc	11	394
Grupo Financiero Banorte SAB de CV – Class O	4,619	48,921

Total Mexico		61,265

Netherlands – 4.77%
ABN AMRO Bank NV	40	1,688
Adyen NV (1)(2)	18	17,269
Aegon Ltd.	78	666
Airbus SE	35	7,794
Akzo Nobel NV	361	24,577
Argenx SE (1)	4	3,366
ASM International NV	69	79,269
ASML Holding NV	161	318,906
ASML Holding NV – Class REG	92	182,691
ASR Nederland NV	10	762
BE Semiconductor Industries NV	4	1,376
Euronext NV (2)	5	774
EXOR NV	5	397
Ferrovial NV	28	1,908
Heineken Holding NV	8	595
Heineken NV	1,273	106,922
ING Groep NV	3,471	109,534
Koninklijke Ahold Delhaize NV	800	32,209
Koninklijke KPN NV	242	1,197
Koninklijke Philips NV	7,725	210,070
Magnum Ice Cream Co. NV (1)	3,850	66,902
Nebius Group NV – Class A (1)	13	3,507
NN Group NV	17	1,482
Prosus NV (1)	77	3,366
Qiagen NV	13	492
Randstad NV	1,228	35,471
Stellantis NV (1)	130	742
Universal Music Group NV	59	1,243
Wolters Kluwer NV	13	860
X5 Retail Group NV – GDR (1)(3)(5)	65	–

Total Netherlands		1,216,035

	Shares (000s)	Value (000s)
New Zealand – 0.01%
Auckland International Airport Ltd.	107	$506
Contact Energy Ltd.	64	338
Fisher & Paykel Healthcare Corp. Ltd.	34	765
Infratil Ltd.	53	463
Meridian Energy Ltd.	91	300
Xero Ltd. (1)	10	478

Total New Zealand		2,850

Norway – 0.67%
Aker BP ASA	20	618
DNB Bank ASA	1,692	50,368
Equinor ASA	2,823	89,014
Gjensidige Forsikring ASA	12	317
Kongsberg Gruppen ASA	25	739
Mowi ASA	26	472
Norsk Hydro ASA	75	683
Orkla ASA	46	481
Salmar ASA	393	18,399
Telenor ASA	38	540
TGS ASA	575	7,472
Variable Energi ASA	57	236
Yara International ASA	10	447

Total Norway		169,786

Peru – 0.23%
Credicorp Ltd.	154	59,866

Total Peru		59,866

Poland – 0.00% (4)
InPost SA (1)	15	259

Total Poland		259

Portugal – 0.01%
Banco Comercial Portugues SA – Class R	527	623
EDP SA	190	991
Galp Energia SGPS SA	25	525
Jeronimo Martins SGPS SA	17	328

Total Portugal		2,467

Russia – 0.00% (4)
Severstal PAO – GDR (1)(3)(5)(7)	147	–

Total Russia		–

Singapore – 2.35%
ASMPT Ltd.	432	13,308
BOC Aviation Ltd. (2)	421	4,376
CapitaLand Ascendas REIT	273	525
CapitaLand Integrated Commercial Trust	392	719
Capitaland Investment Ltd.	150	289
DBS Group Holdings Ltd.	2,562	129,706
Grab Holdings Ltd. – Class A (1)	145	546
Keppel Ltd.	87	740
Oversea-Chinese Banking Corp. Ltd.	2,453	47,081
Sea Ltd. – ADR (1)	1,634	156,550
Sembcorp Industries Ltd.	57	282
Singapore Airlines Ltd.	104	617
Singapore Exchange Ltd.	47	881

The accompanying notes are an integral part of these financial statements.

515

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Singapore Technologies Engineering Ltd.	94	$760
Singapore Telecommunications Ltd.	457	1,560
United Overseas Bank Ltd.	7,833	241,209
Wilmar International Ltd.	120	334

Total Singapore		599,483

South Africa – 0.13%
AVI Ltd.	952	5,846
Capitec Bank Holdings Ltd.	44	12,840
Naspers Ltd. – Class N	178	8,953
Valterra Platinum Ltd.	67	4,476

Total South Africa		32,115

South Korea – 1.35%
Amorepacific Corp.	169	11,608
NAVER Corp.	106	13,737
Samsung Electronics Co. Ltd.	460	101,977
Shinhan Financial Group Co. Ltd.	565	35,414
SK hynix, Inc.	103	181,646

Total South Korea		344,382

Spain – 1.94%
Acciona SA	1	459
Acerinox SA	379	6,644
ACS Actividades de Construccion y Servicios SA	10	1,524
Aena SME SA (2)	44	1,341
Amadeus IT Group SA	1,147	67,073
Banco Bilbao Vizcaya Argentaria SA	363	9,149
Banco de Sabadell SA	307	1,089
Banco Santander SA	16,291	226,111
Bankinter SA	40	678
CaixaBank SA	6,583	93,262
Cellnex Telecom SA (2)	29	857
EDP Renewables SA	19	311
Endesa SA	20	917
Fluidra SA	923	20,889
Iberdrola SA	1,931	48,065
Indra Sistemas SA	4	234
Industria de Diseno Textil SA	64	4,036
Mapfre SA	54	268
Naturgy Energy Group SA	26	830
Redeia Corp. SA	18	303
Repsol SA	72	1,804
Telefonica SA	236	950
Viscofan SA (1)	4	263
Viscofan SA	126	8,430

Total Spain		495,487

Sweden – 1.53%
AddTech AB – Class B	15	531
Alfa Laval AB	423	25,219
Assa Abloy AB – Class B	3,819	134,919
Atlas Copco AB – Class A	2,380	48,244
Atlas Copco AB – Class B	87	1,543
Beijer Ref AB – Class B	25	369
Boliden AB	17	943
Epiroc AB – Class A	36	995
Epiroc AB – Class B	24	550

	Shares (000s)	Value (000s)
EQT AB	25	$718
Essity AB – Class B	37	1,036
Evolution AB (1)(2)	8	539
Fastighets AB Balder – Class B (1)	43	232
H & M Hennes & Mauritz AB – Class B	27	462
Hexagon AB – Class B	122	1,008
Industrivarden AB – Class A	8	457
Industrivarden AB – Class C	10	569
Indutrade AB	16	334
Investment AB Latour – Class B	8	156
Investor AB – Class B	102	4,254
L E Lundbergforetagen AB – Class B	4	256
Lifco AB – Class B	12	408
Nibe Industrier AB – Class B	84	311
Saab AB – Class B	19	974
Sagax AB – Class B	13	207
Sandvik AB	828	34,195
Securitas AB – Class B	28	461
Skandinaviska Enskilda Banken AB – Class A	95	1,888
Skanska AB – Class B	22	578
SKF AB – Class B	22	564
Spotify Technology SA (1)	198	90,779
Svenska Cellulosa AB SCA – Class B	40	409
Svenska Handelsbanken AB – Class A	1,836	27,020
Swedbank AB	53	1,987
Swedish Orphan Biovitrum AB (1)	10	500
Tele2 AB – Class B	34	588
Telefonaktiebolaget LM Ericsson – Class B	171	1,922
Telia Co. AB	141	686
Trelleborg AB – Class B	11	471
Volvo AB – Class B	91	3,099

Total Sweden		390,381

Switzerland – 5.86%
ABB Ltd.	92	10,041
Alcon AG	387	26,071
Avolta AG (1)	5	356
Banque Cantonale Vaudoise	2	288
Barry Callebaut AG (3)	0	295
Belimo Holding AG	1	656
BKW AG	1	212
Chocoladefabriken Lindt & Spruengli AG (3)	0	662
Chocoladefabriken Lindt & Spruengli AG – REG (3)	0	713
Cie Financiere Richemont SA	335	77,369
Coca-Cola HBC AG (1)	12	767
DSM-Firmenich AG	11	1,003
EMS-Chemie Holding AG (3)	0	406
Galderma Group AG (1)	11	2,461
Geberit AG	59	39,368
Givaudan SA	1	2,373
Glencore Plc (1)	16,486	112,408
Helvetia Baloise Holding AG	5	1,274
Holcim AG (1)	303	27,315
Julius Baer Group Ltd.	885	76,464
Kuehne & Nagel International AG	3	758
Logitech International SA	9	834

The accompanying notes are an integral part of these financial statements.

516

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Lonza Group AG	4	$2,781
Nestle SA	3,799	389,661
Novartis AG	1,656	258,876
Partners Group Holding AG	1	1,027
Roche Holding AG	2	757
Roche Holding AG	480	197,234
Sandoz Group AG	25	2,217
Schindler Holding AG	1	417
Schindler Holding AG	2	811
SGS SA	10	1,197
Sika AG	127	26,179
Sonova Holding AG	110	26,008
STMicroelectronics NV	37	2,744
Straumann Holding AG	7	861
Swatch Group AG – BR	2	436
Swiss Life Holding AG	2	1,969
Swiss Prime Site AG	5	829
Swiss Re AG	19	3,052
Swisscom AG	2	1,284
UBS Group AG	3,752	185,941
VAT Group AG (2)	2	1,390
Zurich Insurance Group AG	10	7,147

Total Switzerland		1,494,912

Taiwan – 3.73%
Delta Electronics, Inc.	2,092	131,398
Globalwafers Co. Ltd.	2,186	70,555
MediaTek, Inc.	117	15,902
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	646	308,453
Taiwan Semiconductor Manufacturing Co. Ltd.	5,401	426,090

Total Taiwan		952,398

Thailand – 0.07%
Bangkok Bank PCL	3,366	18,247

Total Thailand		18,247

United Kingdom – 17.02%
3i Group Plc	4,297	141,299
Admiral Group Plc	503	23,759
Airtel Africa Plc (2)	45	196
Anglo American Plc	62	3,053
Aon Plc – Class A	126	41,896
Associated British Foods Plc	6,019	158,231
AstraZeneca Plc	1,283	239,475
Autotrader Group Plc (2)	2,190	14,505
Aviva Plc	193	1,667
BAE Systems Plc	7,604	186,347
Barclays Plc	18,969	127,113
Barratt Redrow Plc	2,149	8,014
BP Plc	32,962	203,168
British American Tobacco Plc	4,765	294,901
BT Group Plc – Class A	364	919
Bunzl Plc	1,041	36,336
Centrica Plc	282	638
Close Brothers Group Plc (1)	652	3,502
CNH Industrial NV	2,253	25,300
Coca-Cola Europacific Partners Plc	189	18,948
Compass Group Plc	2,908	93,943

	Shares (000s)	Value (000s)
Convatec Group Plc (2)	7,064	$20,145
Diageo Plc	3,836	77,253
easyJet Plc	2,843	21,033
Endeavour Mining Plc	13	615
Entain Plc	3,167	23,471
GSK Plc	11,228	294,774
Haleon Plc	10,186	46,939
Halma Plc	22	1,136
HSBC Holdings Plc	6,012	113,678
IG Group Holdings Plc	1,126	27,161
Imperial Brands Plc	48	1,783
Inchcape Plc	1,055	10,789
Informa Plc	77	928
InterContinental Hotels Group Plc	213	36,578
International Consolidated Airlines Group SA	70	446
Intertek Group Plc	505	38,873
ITV Plc	10,026	10,710
J Sainsbury Plc	17,478	74,169
Jupiter Fund Management Plc	2,406	5,220
Kingfisher Plc	101	381
Land Securities Group Plc	45	389
Legal & General Group Plc	345	1,310
Lloyds Banking Group Plc	232,888	340,838
London Stock Exchange Group Plc	1,982	214,276
M&G Plc	137	610
Marks & Spencer Group Plc	122	604
Melrose Industries Plc	76	479
National Grid Plc	4,478	73,854
NatWest Group Plc	517	4,563
Next Plc	7	1,301
Pagegroup Plc	2,410	3,403
Pearson Plc	28	441
Pets at Home Group Plc	3,033	7,141
Rathbones Group Plc	318	6,752
Reckitt Benckiser Group Plc	2,096	136,543
RELX Plc	2,688	84,946
Rentokil Initial Plc	148	843
Rightmove Plc	3,151	18,332
Rio Tinto Plc	69	6,499
Rolls-Royce Holdings Plc	23,516	450,791
Rotork Plc	2,743	10,750
Sage Group Plc	54	588
Schroders Plc	51	400
Segro Plc	77	888
Serco Group Plc	6,964	20,231
Severn Trent Plc	16	623
Shell Plc	2,287	88,593
Shell Plc	4,089	158,889
Smith & Nephew Plc	45	652
Smiths Group Plc	18	607
Spirax Group Plc	5	452
SSE Plc	1,928	62,203
SSP Group Plc	8,464	21,096
Standard Chartered Plc	4,114	111,262
Standard Life Plc	45	496
Tesco Plc	3,156	19,241
Unilever Plc	141	8,474
United Utilities Group Plc	1,895	32,876
Verisure Plc (1)	16	173

The accompanying notes are an integral part of these financial statements.

517

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Vodafone Group Plc	1,198	$1,586
WH Smith Plc	2,013	10,496
Whitbread Plc	303	9,590
Wise Group Plc – Class A (1)	40	477
WPP Plc	762	2,362

Total United Kingdom		4,346,212

United States – 3.19%
Ferguson Enterprises, Inc.	285	67,644
Flutter Entertainment Plc (1)	350	35,746
Laureate Education, Inc. – Class A (1)	167	6,060
Linde Plc	361	187,511
Newmont Corp.	71	6,724
Octave Intelligence Plc (1)	12	199
Philip Morris International, Inc.	738	133,584
RB Global, Inc.	892	103,874
Reliance Worldwide Corp. Ltd.	3,002	8,121
Samsonite Group SA (2)	13,243	23,093
Seagate Technology Holdings Plc	238	229,322
Southern Copper Corp.	52	9,042
Sunbelt Rentals Holdings, Inc.	24	1,758

Total United States		812,678

Uruguay – 0.06%
MercadoLibre, Inc. (1)	10	16,565

Total Uruguay		16,565

Total Common Stocks (Cost: $19,186,363)		24,949,975

PREFERRED STOCKS – 0.38%
Brazil – 0.03%
Itausa SA	2,514	6,517

Total Brazil		6,517

Chile – 0.02%
Embotelladora Andina SA – Class B	1,104	5,496

Total Chile		5,496

Germany – 0.17%
Bayerische Motoren Werke AG – Class Preference	3	211
Dr Ing hc F Porsche AG – Class Preference	790	39,452
Henkel AG & Co. KGaA	10	820
Porsche Automobil Holding SE	10	303
Sartorius AG – Class Preference	2	402
Volkswagen AG – Class Preference	13	1,064

Total Germany		42,252

South Korea – 0.16%
Samsung Electronics Co. Ltd. – Class Preference	309	43,612

Total South Korea		43,612

Total Preferred Stocks (Cost: $78,883)		97,877

	Shares (000s)		Value (000s)
RIGHTS – 0.00% (4)
Spain – 0.00% (4)
ACS Actividades de Construccion y Servicios SA, expires 07/13/2026 (1)		10	$22

Total Spain			22

Total Rights (Cost: $22)			22

SHORT-TERM INVESTMENTS – 1.44%
Money Market Funds – 1.31%
JP Morgan U.S. Government Money Market Fund – Class IM, 3.59% (6)		333,877	333,877

Total Money Market Funds (Cost: $333,877)			333,877

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.13%
ANZ, Hong Kong, 2.01% due 07/02/2026 (3)	HKD	3	0
ANZ, Hong Kong, 3.19% due 07/01/2026	AUD	174	120
Brown Brothers Harriman, 1.12% due 07/01/2026	NZD	182	103
Brown Brothers Harriman, 2.01% due 07/02/2026 (3)	HKD	0	0
Brown Brothers Harriman, 3.21% due 07/01/2026 (3)	NOK	0	0
Citibank, London, 1.38% due 07/01/2026	EUR	3,644	4,164
Citibank, London, 2.92% due 07/01/2026	GBP	1,617	2,144
HSBC, Hong Kong, 2.01% due 07/02/2026	HKD	2,624	335
HSBC, Singapore, 0.33% due 07/01/2026	SGD	126	97
JP Morgan, New York, 3.12% due 07/01/2026		$425	425
Nordea Bank, Oslo, 3.21% due 07/01/2026	NOK	394	40
Royal Bank of Canada, Toronto, 1.27% due 07/02/2026 (3)	CAD	1	0
Skandinaviska Enskilda Banken AB, Stockholm, -1.14% due 07/01/2026	CHF	78	96
Skandinaviska Enskilda Banken AB, Stockholm, 0.83% due 07/01/2026	SEK	397	41
Skandinaviska Enskilda Banken AB, Stockholm, 0.95% due 07/01/2026	DKK	472	72
Skandinaviska Enskilda Banken AB, Stockholm, 3.12% due 07/01/2026		$287	287

The accompanying notes are an integral part of these financial statements.

518

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Standard Chartered Bank, Johannesburg, 4.68% due 07/01/2026	ZAR	11	$1
Sumitomo, Tokyo, 0.24% due 07/01/2026	JPY	4,117,861	25,327

Total Time Deposits (Cost: $33,252)			33,252

Total Short-Term Investments (Cost: $367,129)			367,129

TOTAL INVESTMENTS IN SECURITIES – 99.61% (Cost: $19,632,397)			25,415,003

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.39%			100,075

TOTAL NET ASSETS – 100.00%			$25,515,078

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

(1)	Non-income producing security.

(2)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $255,155, which represents 1.00% of total net assets.

(3)	A zero balance may reflect actual amounts rounding to less than one thousand.

(4)	Amount calculated is less than 0.005%.

(5)	Security that is valued using significant unobservable inputs and is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $–, which represents 0.00% of total net assets.

(6)	Represents annualized seven-day yield as of the close of the reporting period.

(7)	Security that is restricted at June 30, 2026. The value of these securities totals $—, which represents 0.00% of total net assets.

The accompanying notes are an integral part of these financial statements.

519

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
27	Euro Stoxx 50 Future	Sep. 2026	EUR	1,696	$1,961	$23
2	FTSE 100 INDEX Future (1)	Sep. 2026	GBP	211	280	0
8	TOPIX INDEX Future	Sep. 2026	JPY	310,042	1,970	63

						$86

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

COMMON STOCKS	Percentages of Net Assets
Communication Services	3.21%
Consumer Discretionary	7.98
Consumer Staples	8.38
Energy	3.49
Financials	20.39
Healthcare	10.70
Industrials	19.96
Information Technology	13.58
Materials	7.13
Real Estate	0.35
Utilities	2.62

Total Common Stocks	97.79

PREFERRED STOCKS	Percentages of Net Assets
Consumer Discretionary	0.16
Consumer Staples	0.02
Financials	0.03
Healthcare	0.00	(1)
Information Technology	0.17

Total Preferred Stocks	0.38

RIGHTS
Industrials	0.00	(1)

Total Rights	0.00	(1)

SHORT-TERM INVESTMENTS	1.44

TOTAL INVESTMENTS	99.61
OTHER ASSETS IN EXCESS OF LIABILITIES	0.39

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

520

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2026

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.44%
Australia – 2.31%
ANZ Group Holdings Ltd.	132	$3,232
Aristocrat Leisure Ltd.	45	1,927
BHP Group Ltd.	17	691
BHP Group Ltd.	65	2,716
Brambles Ltd.	30	406
Cochlear Ltd.	54	4,503
Coles Group Ltd.	76	1,281
Commonwealth Bank of Australia	25	2,888
Computershare Ltd.	5	130
Fortescue Ltd.	77	1,029
Goodman Group	46	1,002
Macquarie Group Ltd.	23	3,947
Medibank Pvt Ltd.	738	2,535
National Australia Bank Ltd.	30	788
Northern Star Resources Ltd.	11	141
Pro Medicus Ltd.	16	2,295
Qantas Airways Ltd.	75	553
QBE Insurance Group Ltd.	91	1,585
REA Group Ltd. (1)	0	32
Rio Tinto Ltd.	57	6,875
Santos Ltd.	1,707	8,466
Scentre Group	682	1,818
South32 Ltd.	167	453
Telstra Group Ltd.	2,176	7,631
Washington H Soul Pattinson & Co. Ltd.	4	113
Wesfarmers Ltd.	36	2,283
Westpac Banking Corp.	83	2,018
Whitehaven Coal Ltd.	331	1,755
WiseTech Global Ltd.	41	929
Woodside Energy Group Ltd.	72	1,397

Total Australia		65,419

Austria – 0.36%
Erste Group Bank AG	75	10,067

Total Austria		10,067

Belgium – 0.99%
Anheuser-Busch InBev SA	50	4,103
D’ieteren Group	4	812
Elia Group SA/NV – Class B	15	2,373
KBC Group NV	121	16,566
UCB SA	14	4,196

Total Belgium		28,050

Brazil – 0.40%
Ambev SA – ADR	1,192	3,744
Ambev SA	1,622	5,118
Banco do Brasil SA	485	1,871
Vale SA	34	514

Total Brazil		11,247

Canada – 1.16%
Alimentation Couche-Tard, Inc.	248	15,807
Canadian National Railway Co.	42	5,047
CCL Industries, Inc. – Class B	14	903
Element Fleet Management Corp.	69	1,428
Magna International, Inc.	146	9,624

Total Canada		32,809

	Shares (000s)	Value (000s)
Chile – 0.16%
Antofagasta Plc	90	$4,576

Total Chile		4,576

China – 0.72%
China Merchants Bank Co. Ltd. – Class H	539	3,095
Haier Smart Home Co. Ltd. – Class A	1,842	4,713
Tencent Holdings Ltd.	210	11,605
Weichai Power Co. Ltd. – Class H	221	969

Total China		20,382

Czech Republic – 0.03%
CSG NV (2)	50	726

Total Czech Republic		726

Denmark – 1.23%
Carlsberg AS – Class B	30	3,965
Coloplast – Class B	126	7,150
Danske Bank	204	10,958
Genmab (2)	3	802
Novo Nordisk – Class B	70	3,340
Novonesis Novozymes B – Class B	50	3,187
Pandora A/S	27	3,056
Tryg	36	819
Vestas Wind Systems	52	1,486

Total Denmark		34,763

Finland – 0.93%
Fortum OYJ	43	992
Kesko OYJ – Class B	22	498
Kone OYJ – Class B	180	10,242
Nokia OYJ	298	3,978
Nordea Bank Abp	458	8,694
Stora Enso OYJ – Class R	72	765
UPM-Kymmene OYJ	44	1,155

Total Finland		26,324

France – 11.78%
Accor SA	187	10,854
Air Liquide SA	143	28,411
Alstom SA (2)	28	494
Amundi SA (3)	142	13,597
Arkema SA	66	4,159
AXA SA	110	5,515
BNP Paribas SA	29	3,377
Bouygues SA	37	2,063
Bureau Veritas SA	84	2,563
Capgemini SE	83	8,286
Cie de Saint-Gobain SA	39	3,546
Cie Generale des Etablissements Michelin SCA	451	17,415
Covivio	6	385
Credit Agricole SA	79	1,598
Danone SA	14	1,111
Dassault Systemes SE	205	4,182
Edenred SE	181	4,656
Eiffage SA (1)	0	34
Engie SA	324	10,184
EssilorLuxottica SA	16	2,956
FDJ UNITED	30	731

The accompanying notes are an integral part of these financial statements.

521

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Hermes International SCA	4	$7,461
Ipsen SA	4	825
Kering SA	11	3,096
Legrand SA	84	14,305
L’Oreal SA	42	18,376
LVMH Moet Hennessy Louis Vuitton SE	38	20,852
Publicis Groupe SA	130	12,862
Rexel SA	381	16,707
Safran SA	53	20,950
Sanofi SA	176	15,075
Schneider Electric SE	36	11,939
Societe Generale SA	119	10,546
Teleperformance SE	130	6,845
TotalEnergies SE	446	34,507
Unibail-Rodamco-Westfield	4	523
Veolia Environnement SA	179	7,459
Vinci SA	32	4,688

Total France		333,133

Germany – 10.45%
Adidas AG	56	11,545
Allianz SE	37	17,719
Aumovio SE (2)	53	2,207
BASF SE	300	16,011
Bayer AG	195	10,790
Beiersdorf AG	1	116
Continental AG	155	12,862
CTS Eventim AG & Co. KGaA	21	1,243
Daimler Truck Holding AG	285	13,736
Delivery Hero SE – Class A (2)(3)	42	1,707
Deutsche Bank AG	51	1,721
Deutsche Boerse AG	39	10,602
Deutsche Post AG	44	2,698
Deutsche Telekom AG	353	9,617
E.ON SE	23	467
Evonik Industries AG	513	9,313
Fresenius Medical Care AG	140	6,338
Fresenius SE & Co. KGaA	46	2,092
Hannover Rueck SE	1	172
Heidelberg Materials AG	31	5,969
Infineon Technologies AG	543	51,128
KION Group AG	21	953
Mercedes-Benz Group AG – ADR	67	837
Mercedes-Benz Group AG – Class REGISTERED	10	517
Merck KGaA	126	21,174
MTU Aero Engines AG	9	3,609
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16	9,095
Rheinmetall AG	7	7,964
RWE AG	62	4,017
SAP SE	150	23,173
Scout24 SE (3)	10	826
Siemens AG	92	29,656
Siemens Healthineers AG (3)	13	523
Vonovia SE	20	496
Zalando SE (2)(3)	166	4,798

Total Germany		295,691

	Shares (000s)	Value (000s)
Greece – 0.19%
National Bank of Greece SA	308	$5,320

Total Greece		5,320

Hong Kong – 2.72%
AIA Group Ltd.	3,726	34,117
Alibaba Group Holding Ltd.	638	7,652
China Overseas Land & Investment Ltd.	2,972	4,586
CK Asset Holdings Ltd.	474	2,675
CK Hutchison Holdings Ltd.	592	5,018
CLP Holdings Ltd.	250	2,337
Galaxy Entertainment Group Ltd.	2,330	8,771
Hong Kong Exchanges & Clearing Ltd.	101	4,718
Jardine Matheson Holdings Ltd.	57	3,490
Power Assets Holdings Ltd.	268	1,953
Sun Hung Kai Properties Ltd.	39	561
Techtronic Industries Co. Ltd.	69	1,140

Total Hong Kong		77,018

Hungary – 0.10%
OTP Bank Nyrt	20	2,965

Total Hungary		2,965

Indonesia – 0.04%
Bank Rakyat Indonesia Persero Tbk PT	6,466	990

Total Indonesia		990

Ireland – 2.49%
Accenture Plc – Class A	54	6,707
AerCap Holdings NV	39	5,688
AIB Group Plc	466	5,473
Bank of Ireland Group Plc	686	13,663
DCC Plc	48	4,002
Experian Plc	364	12,262
Kerry Group Plc – Class A	28	2,591
Kingspan Group Plc	41	3,776
Medtronic Plc	58	4,559
Ryanair Holdings Plc	95	2,969
Ryanair Holdings Plc – ADR	82	5,319
Smurfit WestRock Plc	73	3,395

Total Ireland		70,404

Israel – 0.35%
Bank Leumi Le-Israel BM	110	2,465
Check Point Software Technologies Ltd. (2)	36	4,793
Elbit Systems Ltd.	1	503
ICL Group Ltd.	181	909
Monday.com Ltd. (2)	16	1,178

Total Israel		9,848

Italy – 1.76%
Enel SpA	1,018	11,680
Ferrari NV	43	16,015
FinecoBank Banca Fineco SpA	26	643
Generali	25	1,220
Intesa Sanpaolo SpA	535	3,679
Moncler SpA	16	910
Poste Italiane SpA	3	107
Prysmian SpA	24	4,046

The accompanying notes are an integral part of these financial statements.

522

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Recordati Industria Chimica e Farmaceutica SpA	5	$285
Snam SpA	18	133
UniCredit SpA	123	11,030

Total Italy		49,748

Japan – 19.48%
Advantest Corp.	5	987
Aeon Co. Ltd.	30	246
Aisin Corp.	20	265
Ajinomoto Co., Inc.	246	8,958
Asahi Group Holdings Ltd.	90	856
Asahi Kasei Corp.	119	1,328
Asics Corp.	108	2,943
Astellas Pharma, Inc.	144	1,928
Bridgestone Corp.	183	3,859
Canon, Inc.	27	694
Capcom Co. Ltd.	266	4,893
Chugai Pharmaceutical Co. Ltd.	35	1,594
CyberAgent, Inc.	57	476
Daiichi Life Group, Inc.	72	791
Daiichi Sankyo Co. Ltd.	57	913
Daikin Industries Ltd.	187	28,539
Denso Corp.	85	981
Disco Corp.	3	1,561
ENEOS Holdings, Inc.	54	401
FANUC Corp.	57	2,602
Fast Retailing Co. Ltd.	2	769
Fuji Electric Co. Ltd.	23	1,923
FUJIFILM Holdings Corp.	366	7,830
Fujitsu Ltd.	317	6,301
Fukuoka Financial Group, Inc.	127	5,366
Hikari Tsushin, Inc.	1	132
Hitachi Ltd.	658	18,203
Honda Motor Co. Ltd.	245	2,204
Hoya Corp.	167	27,001
IHI Corp.	280	4,721
Iida Group Holdings Co. Ltd.	51	691
Inpex Corp.	8	153
Isuzu Motors Ltd.	69	915
ITOCHU Corp.	969	11,059
Japan Post Bank Co. Ltd.	5	88
Japan Post Holdings Co. Ltd.	15	202
Japan Tobacco, Inc.	14	517
Kao Corp.	355	7,028
KDDI Corp.	116	1,950
Keyence Corp.	51	25,679
Kioxia Holdings Corp. (2)	7	3,894
Komatsu Ltd.	219	8,540
Konami Group Corp.	10	1,052
Kubota Corp.	849	14,199
Kyocera Corp.	170	3,759
Lasertec Corp.	11	3,526
LY Corp.	316	840
M3, Inc.	301	3,353
Makita Corp.	12	442
Marubeni Corp.	7	195
MINEBEA MITSUMI, Inc.	333	9,872
MISUMI Group, Inc.	62	1,547
Mitsubishi Corp.	178	4,767

	Shares (000s)	Value (000s)
Mitsubishi Electric Corp.	157	$5,754
Mitsubishi HC Capital, Inc.	193	1,569
Mitsubishi Heavy Industries Ltd.	156	3,542
Mitsubishi UFJ Financial Group, Inc.	389	7,746
Mitsui & Co. Ltd.	133	3,725
Mitsui Fudosan Co. Ltd.	551	5,111
Mizuho Financial Group, Inc.	9	413
Monotaro Co. Ltd.	556	6,319
MS&AD Insurance Group Holdings, Inc.	121	3,141
Murata Manufacturing Co. Ltd.	287	20,566
NEC Corp.	79	1,902
Nintendo Co. Ltd.	224	9,421
Nomura Holdings, Inc.	161	1,414
Nomura Research Institute Ltd.	171	4,800
Obayashi Corp.	162	3,278
Obic Co. Ltd.	27	632
Olympus Corp.	765	8,012
ORIX Corp.	187	7,135
Otsuka Holdings Co. Ltd.	37	2,429
Panasonic Holdings Corp.	259	7,292
Rakuten Group, Inc. (2)	116	543
Recruit Holdings Co. Ltd.	58	4,029
Renesas Electronics Corp.	119	3,667
Resona Holdings, Inc.	743	9,692
Sanrio Co. Ltd.	100	677
SBI Holdings, Inc.	215	3,532
Secom Co. Ltd.	18	723
Seven & i Holdings Co. Ltd.	271	3,246
Shin-Etsu Chemical Co. Ltd.	418	18,238
Shiseido Co. Ltd.	50	799
SMC Corp.	4	1,610
Softbank Corp.	282	360
SoftBank Group Corp.	42	1,573
Sony Group Corp.	1,092	21,965
Subaru Corp.	51	743
Sumitomo Corp.	422	4,056
Sumitomo Electric Industries Ltd.	438	8,121
Sumitomo Mitsui Financial Group, Inc.	855	33,522
Sumitomo Mitsui Trust Group, Inc.	60	2,240
Suntory Beverage & Food Ltd.	278	7,752
Suzuki Motor Corp.	513	6,200
T&D Holdings, Inc.	113	3,359
Takeda Pharmaceutical Co. Ltd.	171	5,457
TDK Corp.	753	16,886
Terumo Corp.	683	9,327
Tokio Marine Holdings, Inc.	222	9,765
Tokyo Electron Ltd.	36	17,212
Toray Industries, Inc.	629	4,407
Toyota Motor Corp.	218	3,657
Yokogawa Electric Corp.	4	144

Total Japan		551,236

Luxembourg – 0.35%
ArcelorMittal SA	117	7,073
Eurofins Scientific SE	36	2,805

Total Luxembourg		9,878

Macau – 0.05%
Sands China Ltd.	816	1,362

Total Macau		1,362

The accompanying notes are an integral part of these financial statements.

523

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Netherlands – 7.77%
Aegon Ltd.	14	$121
Airbus SE	20	4,365
Akzo Nobel NV	6	413
Argenx SE (2)	1	704
Argenx SE – ADR (2)	1	1,255
ASM International NV	22	25,327
ASML Holding NV	49	97,947
BE Semiconductor Industries NV	10	3,403
EXOR NV	8	645
Ferrovial NV	6	399
Heineken NV	11	943
ING Groep NV	770	24,288
Koninklijke Ahold Delhaize NV	176	7,080
Koninklijke KPN NV	1,959	9,676
Koninklijke Philips NV	360	9,788
Magnum Ice Cream Co. NV (2)	29	498
Magnum Ice Cream Co. NV (2)	490	8,518
Nebius Group NV – Class A (2)	7	1,853
NN Group NV	14	1,213
Prosus NV (2)	100	4,343
Randstad NV	84	2,427
Universal Music Group NV	474	9,927
Wolters Kluwer NV	73	4,742

Total Netherlands		219,875

New Zealand – 0.02%
Xero Ltd. (2)	11	560

Total New Zealand		560

Norway – 0.90%
Aker BP ASA	195	5,956
DNB Bank ASA	208	6,202
Equinor ASA	377	11,891
Storebrand ASA	46	857
Telenor ASA	31	437

Total Norway		25,343

Singapore – 1.43%
DBS Group Holdings Ltd.	493	24,966
Oversea-Chinese Banking Corp. Ltd.	365	7,003
Sea Ltd. – ADR (2)	32	3,082
Singapore Airlines Ltd.	174	1,035
Singapore Exchange Ltd.	44	813
Singapore Telecommunications Ltd.	41	140
United Overseas Bank Ltd.	86	2,655
Wilmar International Ltd.	309	862

Total Singapore		40,556

South Africa – 0.01%
Valterra Platinum Ltd.	3	219

Total South Africa		219

South Korea – 0.78%
Samsung Electronics Co. Ltd.	89	19,833
Shinhan Financial Group Co. Ltd.	37	2,291

Total South Korea		22,124

Spain – 2.73%
ACS Actividades de Construccion y Servicios SA	3	470

	Shares (000s)	Value (000s)
Aena SME SA (3)	39	$1,203
Amadeus IT Group SA	160	9,356
Banco Bilbao Vizcaya Argentaria SA	44	1,106
Banco Santander SA	1,014	14,081
CaixaBank SA	271	3,841
Cellnex Telecom SA (3)	38	1,133
EDP Renewables SA	50	811
Endesa SA	14	639
Iberdrola SA	625	15,545
Industria de Diseno Textil SA	411	25,896
Repsol SA	94	2,341
Telefonica SA	167	671

Total Spain		77,093

Sweden – 2.08%
Alfa Laval AB	11	645
Alleima AB	1	7
Assa Abloy AB – Class B	15	533
Atlas Copco AB – Class A	546	11,067
Atlas Copco AB – Class B	598	10,598
Boliden AB	45	2,534
EQT AB	12	345
Essity AB – Class B	39	1,114
Evolution AB (2)(3)	16	1,068
Fastighets AB Balder – Class B (2)	54	288
Hexagon AB – Class B	184	1,521
Industrivarden AB – Class C	4	208
Investment AB Latour – Class B	13	255
Investor AB – Class B	52	2,169
Norion Bank AB (2)	4	26
Sagax AB – Class B	13	211
Sandvik AB	61	2,536
Securitas AB – Class B	6	91
Skandinaviska Enskilda Banken AB – Class A	152	3,023
Spotify Technology SA (2)	8	3,741
Svenska Handelsbanken AB – Class A	125	1,838
Telefonaktiebolaget LM Ericsson – Class B	233	2,615
Volvo AB – Class B	363	12,335

Total Sweden		58,768

Switzerland – 8.76%
ABB Ltd.	136	14,758
Accelleron Industries AG	1	101
Alcon AG	176	11,853
Amrize Ltd.	3	137
Chocoladefabriken Lindt & Spruengli AG (1)	0	743
Cie Financiere Richemont SA	74	17,001
DSM-Firmenich AG	14	1,289
Geberit AG	1	386
Givaudan SA (1)	0	901
Glencore Plc (2)	1,265	8,623
Holcim AG (2)	3	234
Julius Baer Group Ltd.	142	12,276
Logitech International SA	10	940
Lonza Group AG	29	19,283
Nestle SA	239	24,477
Novartis AG	155	24,269

The accompanying notes are an integral part of these financial statements.

524

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Partners Group Holding AG	1	$500
Roche Holding AG	3	1,412
Roche Holding AG	125	51,189
Sandoz Group AG	28	2,564
Schindler Holding AG	2	651
SGS SA	116	13,479
Sika AG	10	2,101
Sonova Holding AG	2	549
STMicroelectronics NV	43	3,184
Straumann Holding AG	6	835
Swatch Group AG – BR	5	1,176
UBS Group AG	324	16,051
VAT Group AG (3)	16	13,619
Zurich Insurance Group AG	4	3,118

Total Switzerland		247,699

Taiwan – 1.80%
Hon Hai Precision Industry Co. Ltd.	66	527
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	105	50,372

Total Taiwan		50,899

United Kingdom – 12.86%
3i Group Plc	19	623
Anglo American Plc	28	1,371
AstraZeneca Plc	19	3,642
AstraZeneca Plc	100	18,607
Aviva Plc	541	4,666
BAE Systems Plc	312	7,656
Barclays Plc	1,473	9,873
Barratt Redrow Plc	159	594
BP Plc	902	5,558
Bridgepoint Group Plc (3)	167	580
British American Tobacco Plc	211	13,031
BT Group Plc – Class A	960	2,422
Bunzl Plc	37	1,278
Burberry Group Plc (2)	89	1,252
Coca-Cola Europacific Partners Plc	16	1,572
Compass Group Plc	1,017	32,870
Diageo Plc	53	1,058
GSK Plc – ADR	28	1,473
GSK Plc	601	15,778
Haleon Plc	246	1,136
Halma Plc	115	6,007
HSBC Holdings Plc	1,051	19,870
Inchcape Plc	165	1,688
Informa Plc	390	4,684
InterContinental Hotels Group Plc	25	4,324
Intertek Group Plc	11	881
J Sainsbury Plc	2,076	8,811
Kingfisher Plc	790	2,967
Land Securities Group Plc	16	138
Legal & General Group Plc	865	3,281
Lloyds Banking Group Plc	5,073	7,424
London Stock Exchange Group Plc	51	5,556
Melrose Industries Plc	314	1,982
National Grid Plc	805	13,277
NatWest Group Plc	1,785	15,750
Next Plc	47	9,087
Pearson Plc	131	2,075

	Shares (000s)	Value (000s)
Persimmon Plc	85	$1,181
Reckitt Benckiser Group Plc	246	16,020
RELX Plc	229	7,229
Rio Tinto Plc	91	8,598
Sage Group Plc	853	9,256
Segro Plc	64	745
Severn Trent Plc	4	158
Shell Plc – ADR	15	1,190
Shell Plc	303	11,748
Shell Plc	557	21,642
Smith & Nephew Plc	94	1,362
Spirax Group Plc	15	1,362
SSE Plc	223	7,195
Standard Chartered Plc	462	12,482
TechnipFMC Plc	36	2,385
Tesco Plc	2,023	12,333
Travis Perkins Plc	77	564
Unilever Plc	143	8,577
United Utilities Group Plc	207	3,591
Verisure Plc (2)	42	464
Vodafone Group Plc	363	480
Wise Group Plc – Class A (2)	199	2,386

Total United Kingdom		363,790

United States – 0.25%
Broadcom, Inc.	7	2,610
Linde Plc	3	1,336
Octave Intelligence Plc (2)	18	297
Sunbelt Rentals Holdings, Inc.	38	2,783

Total United States		7,026

Total Common Stocks (Cost: $1,892,829)		2,755,908

PREFERRED STOCKS – 0.34%
Germany – 0.32%
Dr Ing hc F Porsche AG – Class Preference	89	4,466
Henkel AG & Co. KGaA	53	4,483

Total Germany		8,949

South Korea – 0.02%
Samsung Electronics Co. Ltd. – Class Preference	5	680

Total South Korea		680

Total Preferred Stocks (Cost: $9,008)		9,629

RIGHTS – 0.00% (4)
Spain – 0.00% (4)
ACS Actividades de Construccion y Servicios SA, expires 07/13/2026 (2)	3	7

Total Spain		7

Total Rights (Cost: $7)		7

The accompanying notes are an integral part of these financial statements.

525

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)		Value (000s)
SHORT-TERM INVESTMENTS – 2.12%
Money Market Funds – 1.81%
JP Morgan U.S. Government Money Market Fund – Class IM, 3.59% (5)		51,234	$51,234

Total Money Market Funds (Cost: $51,234)			51,234

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.31%
ANZ, Hong Kong, 3.19% due 07/01/2026	AUD	64	44
Brown Brothers Harriman, 1.12% due 07/01/2026 (1)	NZD	0	0
Citibank, London, 1.38% due 07/01/2026	EUR	818	935
Citibank, London, 2.92% due 07/01/2026	GBP	951	1,261
HSBC, Hong Kong, 2.01% due 07/02/2026	HKD	10,166	1,296
HSBC, Singapore, 0.33% due 07/01/2026	SGD	13	10
Nordea Bank, Oslo, 3.21% due 07/01/2026	NOK	2,373	240
Royal Bank of Canada, Toronto, 1.27% due 07/02/2026	CAD	37	26

	Principal Amount (000s)		Value (000s)
Skandinaviska Enskilda Banken AB, Stockholm, -1.14% due 07/01/2026	CHF	11	$13
Skandinaviska Enskilda Banken AB, Stockholm, 0.83% due 07/01/2026	SEK	271	28
Skandinaviska Enskilda Banken AB, Stockholm, 0.95% due 07/01/2026	DKK	57	9
Sumitomo Trust Bank, London, 3.12% due 07/01/2026		$2,250	2,250
Sumitomo, Tokyo, 0.24% due 07/01/2026	JPY	418,924	2,577

Total Time Deposits (Cost: $8,689)			8,689

Total Short-Term Investments (Cost: $59,923)			59,923

TOTAL INVESTMENTS IN SECURITIES – 99.90% (Cost: $1,961,767)			2,825,467

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.10%			2,963

TOTAL NET ASSETS – 100.00%			$2,828,430

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

(2)	Non-income producing security.

(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $39,054, which represents 1.38% of total net assets.

(4)	Amount calculated is less than 0.005%.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

526

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2026 (Continued)

(Amounts in thousands, except number of contracts)

COMMON STOCKS	Percentage of Net Assets
Communication Services	3.46%
Consumer Discretionary	11.73
Consumer Staples	6.78
Energy	4.01
Financials	18.96
Healthcare	11.15
Industrials	16.53
Information Technology	15.93
Materials	5.30
Real Estate	0.66
Utilities	2.93

Total Common Stocks	97.44

PREFERRED STOCKS	Percentage of Net Assets
Consumer Discretionary	0.16
Consumer Staples	0.16
Information Technology	0.02

Total Preferred Stocks	0.34

RIGHTS
Industrials	0.00	(1)

Total Rights	0.00	(1)

SHORT-TERM INVESTMENTS	2.12

TOTAL INVESTMENTS	99.90
OTHER ASSETS IN EXCESS OF LIABILITIES	0.10

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

527

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2026

(Amounts in thousands, except per share amounts)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Municipal High-Income Bond Fund
Assets
Investments, at value (1)	$29,065,361	$57,339,454	$20,539,297	$6,379,961
Cash*	477	26,725	0	—
Over-the-counter credit default swap contracts, at value	—	8,649	—	—
Receivable for foreign currency transactions	—	787	—	—
Receivable for investments sold	465,867	8,846,099	95,506	33,036
Receivable for fund shares sold	130,977	84,760	185,276	15,344
Unrealized appreciation on forward foreign currency exchange contracts	—	30,901	—	—
Unrealized appreciation on unfunded loan commitments	—	141	—	—
Dividend and interest receivable	211,463	367,892	241,876	71,949
Tax reclaim receivable	—	2	—	—
Deposits at broker for futures contracts	12,785	542	—	—
Variation margin on futures contracts	—	30,667	2,679	1,232
Deposits at broker for centrally cleared swap contracts	—	13,678	—	—
Variation margin on centrally cleared swap contracts	2	9,931	—	—
Deposits at broker for TBA commitments	—	10,782	—	—
Prepaid expenses and other assets	229	372	230	125
Total Assets	29,887,161	66,771,382	21,064,864	6,501,647

Liabilities
TBA sale commitments, at value (2)	7,179	538,973	—	—
Over-the-counter credit default swap contracts, at value	—	87	—	—
Variation margin on futures contracts	2,615	—	—	—
Due to broker for forward foreign currency exchange contracts	—	10,670	—	—
Due to broker for TBA commitments	2,146	45,405	—	—
Payable for investments purchased	1,307,594	17,808,997	159,667	30,265
Payable for fund shares redeemed	13,468	21,909	11,750	8,573
Payable for swap contracts	—	22	—	—
Interest payable	49	101	—	—
Payable for reverse repurchase agreements	—	668	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	65,885	—	—
Payable to Custodian	—	—	—	8,174
Payable to Sub-advisers for Investment Advisory Fee	2,337	4,900	1,739	706
Payable to Trustees	2	2	9	13
Accrued expenses and other liabilities	2,261	96,048	862	506
Total Liabilities	1,337,651	18,593,667	174,027	48,237
Net Assets	$28,549,510	$48,177,715	$20,890,837	$6,453,410

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$30,884,309	$52,951,075	$21,045,431	$6,307,441
Total distributable earnings/(loss)	(2,334,799)	(4,773,360)	(154,594)	145,969
Net Assets	$28,549,510	$48,177,715	$20,890,837	$6,453,410
Net Assets	$28,549,510	$48,177,715	$20,890,837	$6,453,410
Shares Outstanding	3,177,992	5,441,512	2,086,373	632,107
Net Asset Value	$8.98	$8.85	$10.01	$10.21

(1) Cost of investments	29,886,039	57,976,919	20,281,043	6,228,602
(2) Proceeds from TBA sale commitments	(7,216)	(541,159)	—	—

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

528

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2026 (Continued)

(Amounts in thousands, except per share amounts)

	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Tax Managed Large Cap Fund	Bridge Builder Small/Mid Cap Growth Fund
Assets
Investments, at value (1)	$30,265,491	$29,062,107	$8,314,801	$11,159,339
Cash	—	55,636	—	—
Receivable for investments sold	1,454,486	699,488	—	159,816
Receivable for fund shares sold	36,614	34,387	15,060	14,897
Dividend and interest receivable	10,853	30,444	4,767	4,159
Tax reclaim receivable	1,513	4,769	70	16
Variation margin on futures contracts	48,208	57,000	—	16,930
Prepaid expenses and other assets	238	208	193	117
Total Assets	31,817,403	29,944,039	8,334,891	11,355,274

Liabilities
Payable for investments purchased	1,544,799	787,492	—	182,842
Payable for fund shares redeemed	13,079	21,538	5,492	12,914
Payable for foreign currency transactions	—	29	—	—
Payable to Sub-advisers for Investment Advisory Fee	4,480	4,320	1,387	2,455
Payable to Trustees	14	13	4	6
Accrued expenses and other liabilities	1,042	1,590	290	316
Total Liabilities	1,563,414	814,982	7,173	198,533
Net Assets	$30,253,989	$29,129,057	$8,327,718	$11,156,741

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$17,362,453	$20,114,470	$5,564,775	$7,697,303
Total distributable earnings/(loss)	12,891,536	9,014,587	2,762,943	3,459,438
Net Assets	$30,253,989	$29,129,057	$8,327,718	$11,156,741
Net Assets	$30,253,989	$29,129,057	$8,327,718	$11,156,741
Shares Outstanding	1,123,710	1,522,078	465,891	604,844
Net Asset Value	$26.92	$19.14	$17.87	$18.45

(1) Cost of investments	19,520,036	22,769,353	5,403,213	8,385,684

The accompanying notes are an integral part of these financial statements.

529

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2026 (Continued)

(Amounts in thousands, except per share amounts)

	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder Tax Managed Small/Mid Cap Fund	Bridge Builder International Equity Fund	Bridge Builder Tax Managed International Equity Fund
Assets
Investments, at value (1)	$10,427,278	$3,558,197	$25,415,003	$2,825,467
Cash	—	—	704	298
Receivable for foreign currency transactions	—	—	59	15
Receivable for investments sold	51,581	38,937	189,936	—
Receivable for fund shares sold	13,231	6,249	34,282	5,951
Dividend and interest receivable	10,324	2,847	38,051	3,422
Tax reclaim receivable	5	32	67,444	7,625
Variation margin on futures contracts	15,077	—	537	—
Prepaid expenses and other assets	111	78	181	63
Total Assets	10,517,607	3,606,340	25,746,197	2,842,841

Liabilities
Payable for investments purchased	63,867	44,621	14,205	10,716
Payable for fund shares redeemed	13,108	3,679	209,126	2,655
Foreign withholding tax payable*	—	—	0	—
Payable to Sub-advisers for Investment Advisory Fee	2,925	1,066	6,423	796
Payable to Trustees*	4	0	11	1
Accrued expenses and other liabilities	347	219	1,354	243
Total Liabilities	80,251	49,585	231,119	14,411
Net Assets	$10,437,356	$3,556,755	$25,515,078	$2,828,430

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$7,179,008	$2,683,128	$18,968,192	$1,982,274
Total distributable earnings/(loss)	3,258,348	873,627	6,546,886	846,156
Net Assets	$10,437,356	$3,556,755	$25,515,078	$2,828,430
Net Assets	$10,437,356	$3,556,755	$25,515,078	$2,828,430
Shares Outstanding	643,338	230,989	1,639,511	188,187
Net Asset Value	$16.22	$15.40	$15.56	$15.03

(1) Cost of investments	7,714,421	2,544,468	19,632,397	1,961,767

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

530

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2026

(Amounts in thousands)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Municipal High-Income Bond Fund
Investment Income
Dividend income	$28,984	$52,433	$19,468	$1,854
Less: Foreign taxes withheld and issuance fees	—	—	—	—
Interest	1,110,180	2,219,356	715,167	279,847
Less: Foreign taxes withheld	—	(39)	—	—
Other Income	—	3	—	—
Total investment income	1,139,164	2,271,753	734,635	281,701
Expenses
Investment advisory fee	80,934	160,758	69,146	20,378
Professional fees	574	1,033	419	196
Administration fee	13	13	12	13
Fund accounting fees	1,312	1,899	1,172	541
Transfer agent fees and expenses	60	81	54	39
Trustees fees and expenses	300	525	237	78
Printing and mailing expense	172	258	70	26
Custody fees	434	1,403	185	88
Insurance expense	58	103	45	13
Interest expense	—	16	—	—
Registration fees	1,715	1,912	1,104	554
Other expenses	211	401	162	68
Total expenses before fee waivers	85,783	168,402	72,606	21,994
Fee waivers and/or expense reimbursements by Adviser	(55,091)	(104,234)	(49,177)	(12,998)
Net expenses	30,692	64,168	23,429	8,996
Net Investment Income	1,108,472	2,207,585	711,206	272,705

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	(35,917)	(62,773)	(12,903)	(904)
TBA sale commitments	(658)	(12,018)	—	—
Forward foreign currency exchange contracts	—	(60,712)	—	—
Foreign currency transactions	—	2,792	—	—
Futures contracts	(8,289)	(118,384)	(1,568)	(461)
Swap contracts	1	77,717	—	—
Net realized gain/(loss)	(44,863)	(173,378)	(14,471)	(1,365)
Net change in net unrealized appreciation/(depreciation) on:
Investments	(66,542)	(13,298)	461,366	233,342
TBA sale commitments	1,127	6,138	—	—
Forward foreign currency exchange contracts	—	34,546	—	—
Foreign currency transactions	—	650	—	—
Futures contracts	(15,897)	(35,649)	1,540	(250)
Swap contracts	(265)	17,849	—	—
Unfunded loan commitments	—	138	—	—
Net change in unrealized appreciation/(depreciation)	(81,577)	10,374	462,906	233,092
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	(126,440)	(163,004)	448,435	231,727
Net Increase/(Decrease) in Net Assets Resulting from Operations	$982,032	$2,044,581	$1,159,641	$504,432

The accompanying notes are an integral part of these financial statements.

531

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2026 (Continued)

(Amounts in thousands)

	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Tax Managed Large Cap Fund	Bridge Builder Small/Mid Cap Growth Fund
Investment Income
Dividend income	$206,960	$515,676	$89,330	$52,970
Less: Foreign taxes withheld and issuance fees	(709)	(6,355)	(557)	(71)
Interest	976	1,109	150	384
Less: Foreign taxes withheld	—	—	—	—
Other Income*	0	3	1	1
Total investment income	207,227	510,433	88,924	53,284
Expenses
Investment advisory fee	126,070	115,701	33,246	61,396
Professional fees	543	494	207	320
Administration fee	13	13	13	13
Fund accounting fees	810	749	231	300
Transfer agent fees and expenses	64	62	41	44
Trustees fees and expenses	358	324	97	122
Printing and mailing expense	655	182	36	264
Custody fees	233	333	60	185
Insurance expense	63	61	17	22
Registration fees	725	910	394	330
Other expenses	329	386	87	187
Total expenses before fee waivers	129,863	119,215	34,429	63,183
Fee waivers and/or expense reimbursements by Adviser	(73,956)	(63,205)	(17,705)	(31,060)
Net expenses	55,907	56,010	16,724	32,123
Net Investment Income	151,320	454,423	72,200	21,161

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	3,122,144	3,819,051	(1,787)	1,296,316
Foreign currency transactions	84	397	—	—
Futures contracts	41,164	17,022	—	17,846
Net realized gain/(loss)	3,163,392	3,836,470	(1,787)	1,314,162
Net change in net unrealized appreciation/(depreciation) on:
Investments	(347,584)	230,304	1,041,305	518,718
Foreign currency transactions	(2)	(1,852)	—	—
Futures contracts	5,179	5,663	—	4,075
Net change in unrealized appreciation/(depreciation)	(342,407)	234,115	1,041,305	522,793
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	2,820,985	4,070,585	1,039,518	1,836,955
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,972,305	$4,525,008	$1,111,718	$1,858,116

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

532

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2026 (Continued)

(Amounts in thousands)

	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder Tax Managed Small/Mid Cap Fund	Bridge Builder International Equity Fund	Bridge Builder Tax Managed International Equity Fund
Investment Income
Dividend income	$149,092	$33,820	$684,822	$75,552
Less: Foreign taxes withheld and issuance fees	(232)	(92)	(45,536)	(7,170)
Interest	269	80	2,947	92
Less: Foreign taxes withheld	—	—	—	—
Other Income	2	2	7	3
Total investment income	149,131	33,810	642,240	68,477
Expenses
Investment advisory fee	57,752	18,453	140,732	15,137
Professional fees	308	138	624	205
Administration fee	13	12	13	13
Fund accounting fees	292	104	763	117
Transfer agent fees and expenses	43	36	59	36
Trustees fees and expenses	113	39	287	36
Printing and mailing expense	161	36	199	20
Custody fees	188	40	2,739	324
Insurance expense	21	7	55	6
Registration fees	366	243	895	142
Other expenses	197	57	831	250
Total expenses before fee waivers	59,454	19,165	147,197	16,286
Fee waivers and/or expense reimbursements by Adviser	(25,819)	(7,684)	(69,017)	(6,318)
Net expenses	33,635	11,481	78,180	9,968
Net Investment Income	115,496	22,329	564,060	58,509

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	967,150	60,574	1,904,171	19,889
Foreign currency transactions	(3)	—	(4,955)	(247)
Futures contracts	10,661	—	1,753	—
Net realized gain/(loss)	977,808	60,574	1,900,969	19,642
Net change in net unrealized appreciation/(depreciation) on:
Investments	1,040,332	580,138	751,515	364,927
Foreign currency transactions*	0	—	(3,154)	(393)
Futures contracts	3,538	—	68	—
Net change in unrealized appreciation/(depreciation)	1,043,870	580,138	748,429	364,534
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	2,021,678	640,712	2,649,398	384,176
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,137,174	$663,041	$3,213,458	$442,685

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

533

Bridge Builder Mutual Funds

Statements of Changes in Net Assets

(Amounts in thousands)

	Bridge Builder Core Bond Fund		Bridge Builder Core Plus Bond Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
Operations
Net investment income	$1,108,472	$805,880	$2,207,585	$1,846,232
Net realized gain/(loss)	(44,863)	(174,832)	(173,378)	(386,760)
Net change in unrealized appreciation/(depreciation)	(81,577)	537,843	10,374	1,126,133
Net increase/(decrease) in net assets resulting from operations	982,032	1,168,891	2,044,581	2,585,605
Distributions to Shareholders
From distributable earnings	(1,114,507)	(813,071)	(2,278,364)	(1,775,469)
Total distributions	(1,114,507)	(813,071)	(2,278,364)	(1,775,469)
Capital Transactions
Proceeds from shares sold	10,470,696	5,881,421	10,884,240	8,273,085
Reinvestment of dividends	1,114,507	813,071	2,278,364	1,775,469
Cost of shares redeemed	(4,610,166)	(2,415,621)	(5,602,969)	(4,368,077)
Net increase/(decrease) from capital transactions	6,975,037	4,278,871	7,559,635	5,680,477
Net increase/(decrease) in net assets	6,842,562	4,634,691	7,325,852	6,490,613
Net Assets
Beginning of period	21,706,948	17,072,257	40,851,863	34,361,250
End of period	$28,549,510	$21,706,948	$48,177,715	$40,851,863

Change in Shares Outstanding
Shares outstanding, beginning of period	2,406,485	1,930,531	4,596,030	3,951,458
Shares sold	1,157,785	655,081	1,217,886	939,943
Shares issued to holders in reinvestments of dividends	122,926	90,378	254,795	201,091
Shares redeemed	(509,204)	(269,505)	(627,199)	(496,462)
Shares outstanding, end of period	3,177,992	2,406,485	5,441,512	4,596,030

The accompanying notes are an integral part of these financial statements.

534

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Municipal Bond Fund		Bridge Builder Municipal High-Income Bond Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
Operations
Net investment income	$711,206	$559,705	$272,705	$172,809
Net realized gain/(loss)	(14,471)	(98,891)	(1,365)	(3,598)
Net change in unrealized appreciation/(depreciation)	462,906	(102,710)	233,092	(134,310)
Net increase/(decrease) in net assets resulting from operations	1,159,641	358,104	504,432	34,901
Distributions to Shareholders
From distributable earnings	(711,278)	(559,711)	(272,262)	(172,674)
Total distributions	(711,278)	(559,711)	(272,262)	(172,674)
Capital Transactions
Proceeds from shares sold	6,336,369	4,949,882	2,763,312	1,610,105
Reinvestment of dividends	711,278	559,711	272,262	172,674
Cost of shares redeemed	(3,917,690)	(2,576,418)	(1,057,042)	(568,345)
Net increase/(decrease) from capital transactions	3,129,957	2,933,175	1,978,532	1,214,434
Net increase/(decrease) in net assets	3,578,320	2,731,568	2,210,702	1,076,661
Net Assets
Beginning of period	17,312,517	14,580,949	4,242,708	3,166,047
End of period	$20,890,837	$17,312,517	$6,453,410	$4,242,708

Change in Shares Outstanding
Shares outstanding, beginning of period	1,772,653	1,475,863	432,900	312,398
Shares sold	636,653	501,762	277,994	160,040
Shares issued to holders in reinvestments of dividends	71,375	56,682	27,121	17,143
Shares redeemed	(394,308)	(261,654)	(105,908)	(56,681)
Shares outstanding, end of period	2,086,373	1,772,653	632,107	432,900

The accompanying notes are an integral part of these financial statements.

535

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Large Cap Growth Fund		Bridge Builder Large Cap Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
Operations
Net investment income	$151,320	$169,099	$454,423	$452,377
Net realized gain/(loss)	3,163,392	2,341,062	3,836,470	1,863,957
Net change in unrealized appreciation/(depreciation)	(342,407)	801,225	234,115	206,435
Net increase/(decrease) in net assets resulting from operations	2,972,305	3,311,386	4,525,008	2,522,769
Distributions to Shareholders
From distributable earnings	(2,709,684)	(1,795,136)	(2,479,061)	(1,814,686)
Total distributions	(2,709,684)	(1,795,136)	(2,479,061)	(1,814,686)
Capital Transactions
Proceeds from shares sold	4,669,072	3,599,467	4,499,696	3,668,318
Reinvestment of dividends	2,709,684	1,795,136	2,479,061	1,814,686
Cost of shares redeemed	(5,598,500)	(3,691,197)	(4,091,290)	(3,119,562)
Net increase/(decrease) from capital transactions	1,780,256	1,703,406	2,887,467	2,363,442
Net increase/(decrease) in net assets	2,042,877	3,219,656	4,933,414	3,071,525
Net Assets
Beginning of period	28,211,112	24,991,456	24,195,643	21,124,118
End of period	$30,253,989	$28,211,112	$29,129,057	$24,195,643

Change in Shares Outstanding
Shares outstanding, beginning of period	1,047,294	980,374	1,358,654	1,223,012
Shares sold	175,403	140,564	246,156	206,987
Shares issued to holders in reinvestments of dividends	103,410	69,348	140,056	104,650
Shares redeemed	(202,397)	(142,992)	(222,788)	(175,995)
Shares outstanding, end of period	1,123,710	1,047,294	1,522,078	1,358,654

The accompanying notes are an integral part of these financial statements.

536

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Tax Managed Large Cap Fund		Bridge Builder Small/Mid Cap Growth Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
Operations
Net investment income	$72,200	$58,738	$21,161	$21,314
Net realized gain/(loss)	(1,787)	(81,361)	1,314,162	385,941
Net change in unrealized appreciation/(depreciation)	1,041,305	761,711	522,793	381,355
Net increase/(decrease) in net assets resulting from operations	1,111,718	739,088	1,858,116	788,610
Distributions to Shareholders
From distributable earnings	(66,028)	(48,609)	(644,353)	(52,856)
Total distributions	(66,028)	(48,609)	(644,353)	(52,856)
Capital Transactions
Proceeds from shares sold	2,433,274	2,129,117	1,868,953	1,822,585
Reinvestment of dividends	66,028	48,609	644,353	52,856
Cost of shares redeemed	(1,777,908)	(770,361)	(1,969,078)	(1,549,090)
Net increase/(decrease) from capital transactions	721,394	1,407,365	544,228	326,351
Net increase/(decrease) in net assets	1,767,084	2,097,844	1,757,991	1,062,105
Net Assets
Beginning of period	6,560,634	4,462,790	9,398,750	8,336,645
End of period	$8,327,718	$6,560,634	$11,156,741	$9,398,750

Change in Shares Outstanding
Shares outstanding, beginning of period	423,617	326,155	572,902	552,274
Shares sold	146,248	148,149	110,211	117,456
Shares issued to holders in reinvestments of dividends	3,895	3,269	39,023	3,235
Shares redeemed	(107,869)	(53,956)	(117,292)	(100,063)
Shares outstanding, end of period	465,891	423,617	604,844	572,902

The accompanying notes are an integral part of these financial statements.

537

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Small/Mid Cap Value Fund		Bridge Builder Tax Managed Small/Mid Cap Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
Operations
Net investment income	$115,496	$119,031	$22,329	$18,626
Net realized gain/(loss)	977,808	661,231	60,574	(135,382)
Net change in unrealized appreciation/(depreciation)	1,043,870	(48,349)	580,138	210,719
Net increase/(decrease) in net assets resulting from operations	2,137,174	731,913	663,041	93,963
Distributions to Shareholders
From distributable earnings	(935,249)	(647,087)	(21,863)	(15,135)
Total distributions	(935,249)	(647,087)	(21,863)	(15,135)
Capital Transactions
Proceeds from shares sold	1,908,289	1,508,437	1,079,113	934,249
Reinvestment of dividends	935,249	647,087	21,863	15,135
Cost of shares redeemed	(2,123,622)	(1,606,408)	(520,175)	(336,237)
Net increase/(decrease) from capital transactions	719,916	549,116	580,801	613,147
Net increase/(decrease) in net assets	1,921,841	633,942	1,221,979	691,975
Net Assets
Beginning of period	8,515,515	7,881,573	2,334,776	1,642,801
End of period	$10,437,356	$8,515,515	$3,556,755	$2,334,776

Change in Shares Outstanding
Shares outstanding, beginning of period	592,405	554,843	187,523	138,368
Shares sold	127,271	105,335	80,348	76,319
Shares issued to holders in reinvestments of dividends	65,789	44,963	1,641	1,205
Shares redeemed	(142,127)	(112,736)	(38,523)	(28,369)
Shares outstanding, end of period	643,338	592,405	230,989	187,523

The accompanying notes are an integral part of these financial statements.

538

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder International Equity Fund		Bridge Builder Tax Managed International Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
Operations
Net investment income	$564,060	$497,270	$58,509	$48,281
Net realized gain/(loss)	1,900,969	986,908	19,642	(19,163)
Net change in unrealized appreciation/(depreciation)	748,429	2,262,351	364,534	235,526
Net increase/(decrease) in net assets resulting from operations	3,213,458	3,746,529	442,685	264,644
Distributions to Shareholders
From distributable earnings	(2,016,734)	(961,912)	(63,575)	(43,477)
Total distributions	(2,016,734)	(961,912)	(63,575)	(43,477)
Capital Transactions
Proceeds from shares sold	4,273,909	3,611,363	691,567	692,341
Reinvestment of dividends	2,016,734	961,912	63,575	43,477
Cost of shares redeemed	(3,375,462)	(4,189,561)	(478,200)	(433,374)
Net increase/(decrease) from capital transactions	2,915,181	383,714	276,942	302,444
Net increase/(decrease) in net assets	4,111,905	3,168,331	656,052	523,611
Net Assets
Beginning of period	21,403,173	18,234,842	2,172,378	1,648,767
End of period	$25,515,078	$21,403,173	$2,828,430	$2,172,378

Change in Shares Outstanding
Shares outstanding, beginning of period	1,443,012	1,408,134	167,653	141,950
Shares sold	282,126	268,909	50,314	58,284
Shares issued to holders in reinvestments of dividends	136,645	76,961	4,664	3,882
Shares redeemed	(222,272)	(310,992)	(34,444)	(36,463)
Shares outstanding, end of period	1,639,511	1,443,012	188,187	167,653

The accompanying notes are an integral part of these financial statements.

539

Bridge Builder Mutual Funds

Financial Highlights

	Per Share Operating Performance
	Change in Net Assets Resulting from Operations				Less Distributions
	Net asset value, beginning of period	Net investment income(2)	Net realized and unrealized gain/(loss)	Net increase/ (decrease) in net asset value from operations	Distributions from net investment income	Distributions from net realized gains	Total Distributions
Bridge Builder Core Bond Fund
For the year ended June 30, 2026	$9.02	0.40	(0.04)	0.36	(0.40)	—	(0.40)
For the year ended June 30, 2025	$8.84	0.38	0.19	0.57	(0.39)	—	(0.39)
For the year ended June 30, 2024	$8.89	0.36	(0.05)	0.31	(0.36)	—	(0.36)
For the year ended June 30, 2023	$9.23	0.31	(0.34)	(0.03)	(0.31)	—	(0.31)
For the year ended June 30, 2022	$10.55	0.21	(1.28)	(1.07)	(0.23)	(0.02)	(0.25)
Bridge Builder Core Plus Bond Fund
For the year ended June 30, 2026	$8.89	0.44	(0.02)	0.42	(0.46)	—	(0.46)
For the year ended June 30, 2025	$8.70	0.43	0.18	0.61	(0.42)	—	(0.42)
For the year ended June 30, 2024	$8.78	0.41	(0.08)	0.33	(0.41)	—	(0.41)
For the year ended June 30, 2023	$9.10	0.33	(0.28)	0.05	(0.37)	—	(0.37)
For the year ended June 30, 2022	$10.43	0.20	(1.28)	(1.08)	(0.22)	(0.03)	(0.25)
Bridge Builder Municipal Bond Fund
For the year ended June 30, 2026	$9.77	0.37	0.24	0.61	(0.37)	—	(0.37)
For the year ended June 30, 2025	$9.88	0.35	(0.11)	0.24	(0.35)	—	(0.35)
For the year ended June 30, 2024	$9.80	0.32	0.07	0.39	(0.31)	—	(0.31)
For the year ended June 30, 2023	$9.78	0.27	0.02	0.29	(0.27)	—	(0.27)
For the year ended June 30, 2022	$10.81	0.20	(1.03)	(0.83)	(0.20)	—	(0.20)
Bridge Builder Municipal High-Income Bond Fund
For the year ended June 30, 2026	$9.80	0.48	0.41	0.89	(0.48)	—	(0.48)
For the year ended June 30, 2025	$10.13	0.47	(0.33)	0.14	(0.47)	—	(0.47)
For the year ended June 30, 2024	$9.91	0.46	0.22	0.68	(0.46)	—	(0.46)
For the period 4/13/23(6) - 6/30/23	$10.00	0.09	(0.09)	—	(0.09)	—	(0.09)
Bridge Builder Large Cap Growth Fund
For the year ended June 30, 2026	$26.94	0.14	2.59	2.73	(0.14)	(2.61)	(2.75)
For the year ended June 30, 2025	$25.49	0.17	3.10	3.27	(0.18)	(1.64)	(1.82)
For the year ended June 30, 2024	$20.54	0.18	4.94	5.12	(0.17)	—	(0.17)
For the year ended June 30, 2023	$17.13	0.16	3.37	3.53	(0.12)	—	(0.12)
For the year ended June 30, 2022	$23.32	0.13	(4.51)	(4.38)	(0.12)	(1.69)	(1.81)
Bridge Builder Large Cap Value Fund
For the year ended June 30, 2026	$17.81	0.32	2.81	3.13	(0.31)	(1.49)	(1.80)
For the year ended June 30, 2025	$17.27	0.35	1.63	1.98	(0.35)	(1.09)	(1.44)
For the year ended June 30, 2024	$15.78	0.34	2.00	2.34	(0.34)	(0.51)	(0.85)
For the year ended June 30, 2023	$15.20	0.32	1.63	1.95	(0.32)	(1.05)	(1.37)
For the year ended June 30, 2022	$17.24	0.30	(1.10)	(0.80)	(0.30)	(0.94)	(1.24)
Bridge Builder Tax Managed Large Cap Fund
For the year ended June 30, 2026	$15.49	0.16	2.37	2.53	(0.15)	—	(0.15)
For the year ended June 30, 2025	$13.68	0.16	1.78	1.94	(0.13)	—	(0.13)
For the year ended June 30, 2024	$11.05	0.15	2.61	2.76	(0.13)	—	(0.13)
For the year ended June 30, 2023	$9.31	0.14	1.63	1.77	(0.03)	—	(0.03)
For the period 6/01/22(6) - 6/30/22	$10.00	0.01	(0.70)	(0.69)	—	—	—
Bridge Builder Small/Mid Cap Growth Fund
For the year ended June 30, 2026	$16.41	0.04	3.20	3.24	(0.02)	(1.18)	(1.20)
For the year ended June 30, 2025	$15.10	0.04	1.36	1.40	(0.09)	—	(0.09)
For the year ended June 30, 2024	$13.39	0.04	1.71	1.75	(0.04)	—	(0.04)
For the year ended June 30, 2023	$11.60	0.03	1.78	1.81	(0.02)	—	(0.02)
For the year ended June 30, 2022	$19.02	0.02	(4.42)	(4.40)	(0.01)	(3.01)	(3.02)
Bridge Builder Small/Mid Cap Value Fund
For the year ended June 30, 2026	$14.37	0.19	3.30	3.49	(0.19)	(1.45)	(1.64)
For the year ended June 30, 2025	$14.21	0.21	1.10	1.31	(0.19)	(0.96)	(1.15)
For the year ended June 30, 2024	$13.03	0.21	1.50	1.71	(0.19)	(0.34)	(0.53)
For the year ended June 30, 2023	$12.56	0.20	1.21	1.41	(0.15)	(0.79)	(0.94)
For the year ended June 30, 2022	$15.55	0.19	(1.57)	(1.38)	(0.16)	(1.45)	(1.61)
Bridge Builder Tax Managed Small/Mid Cap Fund
For the year ended June 30, 2026	$12.45	0.11	2.94	3.05	(0.10)	—	(0.10)
For the year ended June 30, 2025	$11.87	0.11	0.56	0.67	(0.09)	—	(0.09)
For the year ended June 30, 2024	$10.80	0.10	1.06	1.16	(0.09)	—	(0.09)
For the year ended June 30, 2023	$9.29	0.10	1.44	1.54	(0.03)	—	(0.03)
For the period 6/01/22(6) - 6/30/22	$10.00	0.01	(0.72)	(0.71)	—	—	—
Bridge Builder International Equity Fund
For the year ended June 30, 2026	$14.83	0.36	1.71	2.07	(0.49)	(0.85)	(1.34)
For the year ended June 30, 2025	$12.95	0.34	2.19	2.53	(0.36)	(0.29)	(0.65)
For the year ended June 30, 2024	$12.09	0.29	0.87	1.16	(0.30)	—	(0.30)
For the year ended June 30, 2023	$10.55	0.27	1.52	1.79	(0.20)	(0.05)	(0.25)
For the year ended June 30, 2022	$14.73	0.29	(3.11)	(2.82)	(0.32)	(1.04)	(1.36)
Bridge Builder Tax Managed International Equity Fund
For the year ended June 30, 2026	$12.96	0.32	2.09	2.41	(0.34)	—	(0.34)
For the year ended June 30, 2025	$11.62	0.31	1.31	1.62	(0.28)	—	(0.28)
For the year ended June 30, 2024	$10.86	0.29	0.68	0.97	(0.21)	—	(0.21)
For the year ended June 30, 2023	$9.12	0.30	1.47	1.77	(0.03)	—	(0.03)
For the period 6/01/22(6) - 6/30/22	$10.00	0.01	(0.89)	(0.88)	—	—	—

(1)	Annualized for periods less than one year.
(2)	Per share amounts based on average number of shares outstanding during the year/period.
(3)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

(4)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(5)	Ratios do not include the impact of the expenses of the underlying funds in which the fund invests.
(6)	Inception Date.
(7)	Since inception return.
(8)	Portfolio turnover rate does not include securities received as part of an in-kind capital contribution.

The accompanying notes are an integral part of these financial statements.

540

	Ratios/Supplemental Data
				Ratios to Average Net Assets of:(1)
Net asset value, end of period	Total return(3)(4)		Net assets, end of period (millions)	Expenses, before waivers(5)	Expenses, net of waivers(5)	Net investment income/ (loss)	Portfolio turnover rate

$8.98	4.04%		$28,550	0.34%	0.12%	4.38%	148%
$9.02	6.52%		$21,707	0.34%	0.12%	4.28%	125%
$8.84	3.65%		$17,072	0.34%	0.12%	4.11%	127%
$8.89	(0.30)%		$16,431	0.34%	0.13%	3.40%	151%
$9.23	(10.36)%		$17,105	0.34%	0.13%	2.12%	157%

$8.85	4.76%		$48,178	0.38%	0.14%	4.94%	415%
$8.89	7.13%		$40,852	0.38%	0.15%	4.92%	430%
$8.70	3.86%		$34,361	0.44%	0.21%	4.78%	331%
$8.78	0.55%		$30,225	0.39%	0.17%	3.72%	228%
$9.10	(10.59)%		$31,334	0.38%	0.15%	2.00%	283%

$10.01	6.32%		$20,891	0.38%	0.12%	3.70%	23%
$9.77	2.41%		$17,313	0.38%	0.12%	3.51%	37%
$9.88	4.11%		$14,581	0.38%	0.13%	3.22%	31%
$9.80	3.03%		$11,708	0.38%	0.15%	2.79%	26%
$9.78	(7.73)%		$10,813	0.38%	0.15%	1.96%	22%

$10.21	9.32%		$6,453	0.39%	0.16%	4.82%	34%
$9.80	1.36%		$4,243	0.39%	0.16%	4.68%	30%
$10.13	7.06%		$3,166	0.43%	0.20%	4.66%	19%
$9.91	0.01	%(7)	$2,398	0.41%	0.18%	4.38%	6	%(8)

$26.92	10.45%		$30,254	0.45%	0.20%	0.53%	49%
$26.94	13.17%		$28,211	0.45%	0.19%	0.65%	44%
$25.49	25.06%		$24,991	0.45%	0.18%	0.81%	24%
$20.54	20.76%		$22,860	0.46%	0.19%	0.88%	21%
$17.13	(20.83)%		$15,381	0.46%	0.19%	0.60%	23%

$19.14	18.56%		$29,129	0.45%	0.21%	1.73%	64%
$17.81	11.83%		$24,196	0.45%	0.22%	1.98%	29%
$17.27	15.15%		$21,124	0.45%	0.23%	2.08%	20%
$15.78	13.52%		$17,053	0.45%	0.23%	2.06%	21%
$15.20	(5.27)%		$17,033	0.46%	0.23%	1.76%	24%

$17.87	16.37%		$8,328	0.46%	0.22%	0.96%	35%
$15.49	14.25%		$6,561	0.46%	0.23%	1.10%	31%
$13.68	25.17%		$4,463	0.46%	0.25%	1.24%	22%
$11.05	19.07%		$2,526	0.50%	0.30%	1.38%	19%
$9.31	(6.90	)%(7)	$152	0.66%	0.51%	1.36%	0%

$18.45	20.58%		$11,157	0.66%	0.33%	0.22%	107%
$16.41	9.30%		$9,399	0.66%	0.34%	0.24%	74%
$15.10	13.12%		$8,337	0.66%	0.36%	0.26%	66%
$13.39	15.65%		$7,116	0.66%	0.38%	0.25%	63%
$11.60	(27.88)%		$5,332	0.67%	0.38%	0.12%	84%

$16.22	26.03%		$10,437	0.66%	0.37%	1.28%	56%
$14.37	9.29%		$8,516	0.66%	0.37%	1.42%	58%
$14.21	13.28%		$7,882	0.66%	0.39%	1.54%	46%
$13.03	11.65%		$6,772	0.66%	0.40%	1.54%	41%
$12.56	(10.21)%		$6,045	0.66%	0.40%	1.26%	33%

$15.40	24.63%		$3,557	0.66%	0.40%	0.77%	71%
$12.45	5.64%		$2,335	0.67%	0.39%	0.92%	52%
$11.87	10.90%		$1,643	0.68%	0.42%	0.93%	29%
$10.80	16.46%		$833	0.76%	0.52%	0.99%	36%
$9.29	(7.10	)%(7)	$89	1.13%	0.73%	0.84%	0%

$15.56	14.62%		$25,515	0.63%	0.33%	2.40%	39%
$14.83	20.61%		$21,403	0.62%	0.34%	2.53%	30%
$12.95	9.75%		$18,235	0.63%	0.35%	2.37%	32%
$12.09	17.27%		$16,404	0.63%	0.36%	2.45%	19%
$10.55	(21.02)%		$13,609	0.64%	0.37%	2.18%	23%

$15.03	18.90%		$2,828	0.65%	0.40%	2.32%	25%
$12.96	14.30%		$2,172	0.64%	0.39%	2.57%	44%
$11.62	9.06%		$1,649	0.65%	0.39%	2.63%	18%
$10.86	19.47%		$1,136	0.73%	0.47%	2.99%	12%
$9.12	(8.80	)%(7)	$104	1.20%	0.67%	1.10%	0%

The accompanying notes are an integral part of these financial statements.

541

Bridge Builder Mutual Funds

Notes to Financial Statements

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2026 the Trust consisted of fifteen series, of which twelve are active series, identified below and presented in this report (each a “Fund,” and collectively, the “Funds”). The three remaining series are inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund (“Core Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Core Plus Bond Fund (“Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Municipal High-Income Bond Fund (“Municipal High-Income Bond Fund”)	To provide current income exempt from federal tax
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund (“Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Tax Managed Large Cap Fund (“Tax Managed Large Cap Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder Tax Managed Small/Mid Cap Fund (“Tax Managed Small/Mid Cap Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation
Bridge Builder Tax Managed International Equity Fund (“Tax Managed International Equity Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation

Each Fund is diversified, except for the Large Cap Growth Fund, which is non-diversified, and each currently offers a single class of shares. The Funds are available for investment exclusively to investors participating in investment advisory programs sponsored by Edward Jones (the “Advisory Programs”), as described in greater detail in the Funds’ prospectuses, and to current and former Trustees of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

542

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes – Each Fund is treated as a separate taxable entity for federal income tax purposes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of their net investment income and capital gains to shareholders. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction. As a result, no provision for federal income tax is recorded in the financial statements.

The Adviser has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter, are considered open for examination) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of June 30, 2026, the Funds had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income for the Core Bond, Core Plus Bond, Municipal Bond and Municipal High-Income Bond Funds are generally declared daily and paid monthly. The Large Cap Value Fund will generally declare and pay distributions of net investment income quarterly. The Large Cap Growth, Tax Managed Large Cap, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap, International Equity and Tax Managed International Equity Funds will generally declare and pay distributions of net investment income annually, as necessary. Realized capital gains, if any, are distributed by each Fund at least annually, as necessary. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature, these amounts are reclassified within the capital accounts in the financial statements to reflect their tax character.

e) Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, net of foreign taxes withheld, if any, are calculated on the basis of identified cost. Dividend income/(expense), net of foreign taxes withheld, if any, is recognized on ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as the information becomes available, which may be after the published ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Issuance fees, if any, are custodial fees on American Depositary Receipts (“ADRs”) charged by ADR agents on ADR dividends and are recorded when paid. Interest income is recognized on an accrual basis, while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net asset values or other reasonable allocation methods.

g) Foreign Currency Translation and Transactions – The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

543

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized gains/(losses) on investments in securities and derivatives and net change in unrealized appreciation/(depreciation) on investment securities and derivatives on the Statements of Operations.

h) Segment Reporting – The Funds adopted the FASB Accounting Standards Update (“ASU“) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial positions or the results of their operations. The Principal Executive Officer and Principal Financial Officer of the Trust act as the Fund’s Chief Operating Decision Maker (“CODM”) and are responsible for assessing performance and allocating resources with respect to the Funds. Each of the Funds is considered to be a single operating segment and the CODM monitors the performance and operating results for each Fund as a whole in order to execute strategic allocation determinations. The operating results are consistent with, but not limited to, the information presented in the Funds’ Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

i) Regulatory Updates – During the reporting period, the Funds adopted the FASB Accounting Standards Update 2023-09 (“ASU 2023-09”) Improvements to Income Tax Disclosures. Main provisions include disaggregated tax rate reconciliation as well as income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial statements. For the annual period covered by this report, the Funds did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

On September 20, 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940 (the “Names Rule”). Among other changes, the amendments expand the scope of the Names Rule to require funds whose names suggest an investment focus – including names indicating investments that have, or whose issuers have, particular characteristics (e.g., “growth,” “value,” or certain ESG/thematic terms) – to adopt a policy to invest at least 80% of the value of their assets in the investments suggested by the fund’s name. The amendments also require periodic review of portfolio assets included in the 80% basket, generally permit temporary departures with specified remediation periods, and mandate the use of derivatives instruments’ notional amounts (with specified adjustments) when evaluating compliance with the 80% policy. The amendments became effective December 11, 2023. On March 14, 2025, the SEC announced a six month extension of the compliance dates and aligned compliance with certain annual disclosure and reporting obligations tied to a fund’s fiscal year end. As a result, the compliance date is June 11, 2026 for fund groups with $1 billion or more in net assets and December 11, 2026 for fund groups with less than $1 billion. Funds may comply with the Names Rule through their first annual registration statement update filed following the applicable compliance date. Accordingly, Management is preparing to comply with the amended requirements as part of the Funds’ next on-cycle annual registration statement update in October 2026.

3. SECURITIES AND OTHER INVESTMENTS

a) Delayed Delivery Securities – In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

544

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or (loss) on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or (loss) from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Rule 18f-4 under the 1940 Act permits a Fund to enter into when-issued or forward-settling securities and nonstandard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). If a when-issued, forward-settling or non-standard settlement cycle security does not satisfy the Delayed-Settlement Securities Provision, then it is treated as a derivatives transaction under Rule 18f-4. The requirements of Rule 18f-4 may limit a Fund’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of a Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund. The rule also may not be effective to limit a Fund’s risk of loss.

b) Repurchase Agreements – In a repurchase agreement, a Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. A Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by a Fund’s custodian (or, with multiparty agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty. Repurchase agreements are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Repurchase agreement amounts, if any, presented on the Schedule of Investments are gross settlement amounts. During the period, the Core Plus Bond Fund participated in repurchase agreements.

c) Reverse Repurchase Agreements – The Core Plus Bond Fund may enter into reverse repurchase agreements with a counterparty, usually a financial institution. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would be entitled to principal and interest paid on the securities sold by the Fund. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. Reverse repurchase agreements will have the effect of leveraging the Fund’s assets, and the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement. Use of reverse repurchase agreements by the Fund may increase the volatility and potential losses of the Fund. The Fund has elected to treat reverse repurchase agreements as derivatives transactions subject to limits on fund leverage risk calculated based on value at risk (“VaR”) as permitted by Rule 18f-4 under the 1940 Act.

Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to the counterparty are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statements of Operations.

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During the period, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rates for the Fund were as follows:

Fund	Average Daily Amount of Reverse Repurchase Agreements (000s)	Weighted Average Interest Rate
Core Plus Bond Fund	$3,318	2.66%

d) Derivatives – Certain Funds invest in derivatives as permitted by their investment strategies and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. Derivatives may be riskier than other types of investments because derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate with the underlying asset, rate, or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce a Fund’s returns. Certain derivatives also expose a Fund to the risk that a counterparty will not fulfill its obligations under the derivatives contract. Certain of a Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely affect a Fund’s after-tax returns. Investing in derivatives may result in a form of leverage, which may cause a Fund to be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Regulation relating to a Fund’s use of derivatives and related instruments, including Rule 18f-4 under the 1940 Act, could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Schedule of Investments, and cash deposited is recorded as Deposits at broker for futures contracts on the Statements of Assets and Liabilities.

Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty.

A change in the market value of an open futures contract is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or (loss) equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contract. Futures contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments. During the period, all Funds, except the Tax Managed Large Cap, Tax Managed Small/Mid Cap and the Tax Managed International Equity Funds, participated in futures contracts transactions.

Forward Foreign Currency Exchange Contracts – Certain Funds may invest in forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/ (depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or (loss) equal to

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the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments. During the period, the Core Plus Bond Fund participated in transactions of forward foreign currency exchange contracts.

Swap Contracts – Certain Funds may invest in swap contracts. Swap contracts are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap contracts may be privately negotiated in the over-the-counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”).

A Fund may enter into credit default, interest rate and/or total return swap contracts to manage the Fund’s exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap contract in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps are marked to market daily and the change, if any, is recorded as variation margin on centrally cleared swap contracts on the Statements of Assets and Liabilities. OTC Swaps are marked to market daily and the change, if any, is included in the over-the-counter swap contracts, at value line item on the Statements of Assets and Liabilities. Both OTC and Centrally Cleared Swaps show this component as change in unrealized appreciation/(depreciation) on the Statements of Operations. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or (losses) are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap contract to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap contract, these payments are recorded as realized gain/(loss) on the Statements of Operations. Net periodic payments received/(paid) by the Fund are also included in the realized gain/ (loss) on swap contracts on the Statements of Operations. Swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Schedule of Investments.

Interest Rate Swaps – Core Bond Fund and Core Plus Bond Fund may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates or on an inflation index. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate. During the period, the Core Bond and Core Plus Bond Funds entered into interest rate swap contracts.

Credit Default Swap Contracts – Core Plus Bond Fund may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or (loss).

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Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. During the period, the Core Plus Bond Fund entered into credit default swap contracts.

Total Return Swap Contracts – Certain Funds may enter into total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as net realized gain/(loss) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Master Agreements – Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to (i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, (ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure, net of existing collateral already in place governed under the relevant Master Agreement, with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds, and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged are presented in the Fund’s Schedule of Investments. Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within due to brokers on the Statements of Assets and Liabilities. As governed by the relevant Master Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.

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For financial reporting purposes, the Funds do not offset derivative assets and liabilities subject to Master Agreements on the Statements of Assets and Liabilities.

e) Loan Participation, Assignments and Unfunded Commitments – Certain Funds may enter into loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons interpositioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Funds to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily and any unrealized appreciation/ (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations.

When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments, and certain loan participations and assignments which were liquid, when purchased, may become illiquid. The following table summarizes Core Plus Bond Fund’s unfunded loan positions as of June 30, 2026.

Fund	Borrower	Unfunded Bank Loan Commitment (000s)	Value of Underlying Bank Loan Commitment (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Core Plus Bond Fund	Abilene DC 4 LLC	$3,244	$3,269	$25
Core Plus Bond Fund	Abilene DC 5 LLC	5,855	5,900	45
Core Plus Bond Fund	Abilene DC 7 LLC	9,252	9,323	71
Core Plus Bond Fund	First Eagle Holdings, Inc.	318	317	(1)
Core Plus Bond Fund	Secretariat Advisors LLC	102	100	(2)
Core Plus Bond Fund	SPLAT Super HoldCo LLC	44	47	3

				$141

f) Restricted Securities – The Funds may own investment securities that are unregistered or have other legal or contractual limitations and thus are restricted as to resale. A Fund generally has no right to require registration of the unregistered securities it holds. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when a Sub-adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more readily transferrable. The Funds held the following restricted securities at June 30, 2026.

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Core Plus Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2026 (000s)	% of Net Assets at June 30, 2026
Bank of America Corp.	4/9/2026	$2,756	$2,691	0.01%
CIFI Holdings Group Co. Ltd.	10/6/2021	271	9	0.00	*
Country Garden Holdings Co. Ltd.	10/06/2021 - 10/15/2021	703	19	0.00	*
Credit Opportunities Partners JV	2/20/2025	8,400	8,352	0.02
Goldman Sachs Group, Inc.	4/6/2026	5,863	5,796	0.01
JP Morgan Chase & Co.	4/10/2026	1,360	1,330	0.00	*
Kuwait International Government Bond	4/13/2026	31,700	31,565	0.07
ModivCare, Inc.	4/26/2023 - 4/01/2025	8,740	107	0.00	*
Morgan Stanley	2/11/2020	12,558	11,027	0.02
Wells Fargo & Co.	4/9/2026	1,841	1,791	0.00	*

		$74,192	$62,687	0.13%

Municipal Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2026 (000s)	% of Net Assets at June 30, 2026
Brightline West**	11/28/2025	$0	$—	0.00	%*

		$0	$—	0.00	%*

Municipal High-Income Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2026 (000s)	% of Net Assets at June 30, 2026
Brightline West**	11/27/2025	$0	$—	0.00	%*

		$0	$—	0.00	%*

International Equity Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2026 (000s)	% of Net Assets at June 30, 2026
Severstal PAO - GDR**	7/15/2021 - 11/29/2021	$3,360	$–	0.00	%*

		$3,360	$–	0.00	%*

*	Amount less than 0.005%.
**	A zero balance may reflect actual amounts rounding to less than one thousand.

g) Defaulted Securities – Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when the collection of the interest income has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

h) Sale-buyback and Buy-saleback Transactions – A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date.

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During the year ended June 30, 2026, the Core Plus Bond Fund participated in sale-buyback transactions which were as follows:

Fund	Outstanding Sale-Buyback Transactions (000s)	Average Amount Borrowed (000s)	Incurred Interest Expense (000s)	% of Weighted Average Interest Rate
Core Plus Bond Fund	$—	$422	$16	3.79%

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement.

During the year ended June 30, 2026, the Core Plus Bond Fund transacted in buy-sell back transactions; however, activity was immaterial to the Fund’s financial statements.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Schedule of Investments.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. In calculating NAV, each Fund generally values its investment portfolio at market price. If market quotations are not readily available or they are unreliable, securities are valued at fair value. The Board of Trustees of the Trust (the “Board” or “Trustees”), has ultimate responsibility for determining the fair value of investments. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee of the Funds. The Adviser performs the fair value determination relating to the Funds’ investments that do not have readily available market quotations, or that have market quotations that are unreliable, subject to Board oversight and certain reporting and other requirements. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized including but not limited to: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Adviser has established a Valuation Committee with members from relevant departments within the Adviser to assist the Adviser in carrying out its responsibilities under Rule 2a-5 and in accordance with the Adviser’s valuation policy and procedures. The function of the Valuation Committee is to assess and manage any material risks associated with the determination of the fair value of the Funds’ investments, review the appropriateness and accuracy of fair value methodologies and monitor for circumstances that may necessitate the use of fair value pricing or a change in fair value methodologies, and to determine fair value for the Funds’ investments.

Additionally, the Adviser has adopted, and the Board has approved, valuation policies and procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If a readily-available market quotation for a security is unavailable or unreliable, the

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Adviser may utilize evaluated prices provided by independent pricing services or brokers to assist in its determination of fair value, and may rely on its Valuation Committee to determine fair value in accordance with its valuation policies and procedures adopted by the Adviser. In such circumstances where fair value pricing is necessary, securities are valued in accordance with the Adviser’s valuation policies and procedures and implemented through the Adviser’s Valuation Committee described above. In establishing a fair value for an investment, the Adviser will use valuation methodologies established by the Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing services and/or independent broker dealers.

Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Adviser attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.

When using fair value to price securities, the Adviser may value those securities higher or lower than a fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Adviser has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Adviser’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s evaluated price provided by an independent pricing service. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions.

Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

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Bridge Builder Mutual Funds

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Short-term securities without a vendor price and with 60 days or less remaining to maturity are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using independent pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the bid and ask price on the relevant exchange closest to the close of the NYSE, or at the bid, if no ask is available and are categorized as Level 2 of the fair value hierarchy.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Adviser, on behalf of the Funds, values the repurchase agreements the Funds have entered into based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

553

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented in the Schedule of Investments as of June 30, 2026.

Core Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Asset-Backed Obligations	$—	$2,463,542	$—	$2,463,542
Collateralized Loan Obligations	—	552,006	—	552,006
Corporate Bonds
Basic Materials	—	288,400	—	288,400
Communications	—	612,901	—	612,901
Consumer, Cyclical	—	327,479	—	327,479
Consumer, Non-cyclical	—	947,771	—	947,771
Energy	—	716,063	—	716,063
Financials	—	3,713,246	—	3,713,246
Government	—	4,070	—	4,070
Industrials	—	345,077	—	345,077
Technology	—	521,189	—	521,189
Utilities	—	856,946	—	856,946
Government Related
Other Government Related	—	363,743	—	363,743
U.S. Treasury Obligations	—	8,120,727	—	8,120,727
Mortgage-Backed Obligations	—	8,400,329	—	8,400,329
Preferred Stocks
Financials	1,397	—	—	1,397
Short-Term Investments
Money Market Funds	800,291	—	—	800,291
Corporate Bonds	—	3,024	—	3,024
Time Deposits	—	27,160	—	27,160
Futures Contracts (1)	12,398	—	—	12,398
Swap Contracts (1)	—	1,204	—	1,204
Total Assets	$814,086	$28,264,877	$—	$29,078,963
Liabilities
TBA Sale Commitments	$—	$(7,179)	$—	$(7,179)
Futures Contracts (1)	(6,693)	—	—	(6,693)
Swap Contracts (1)	—	(1,361)	—	(1,361)
Total Liabilities	$(6,693)	$(8,540)	$—	$(15,233)

554

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Core Plus Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Asset-Backed Obligations	$—	$5,300,390	$247,316	$5,547,706
Collateralized Loan Obligations	—	1,390,991	—	1,390,991
Corporate Bonds
Basic Materials	—	214,743	—	214,743
Communications	—	2,016,695	11	2,016,706
Consumer, Cyclical	—	870,790	—	870,790
Consumer, Non-cyclical	—	1,160,888	—	1,160,888
Energy	—	1,080,170	—	1,080,170
Financials	—	3,823,767	11,045	3,834,812
Government	—	9,744	—	9,744
Industrials	—	705,176	—	705,176
Technology	—	932,604	—	932,604
Utilities	—	910,142	—	910,142
Convertible Securities
Basic Materials	—	457	—	457
Communications	—	16,713	—	16,713
Consumer, Cyclical	—	546	—	546
Consumer, Non-cyclical	—	10,154	—	10,154
Financials	—	1,463	—	1,463
Industrials	—	6,430	—	6,430
Technology	—	6,506	—	6,506
Utilities	—	1,948	—	1,948
Government Related
Other Government Related	—	2,746,870	—	2,746,870
U.S. Treasury Obligations	—	10,793,784	—	10,793,784
Mortgage-Backed Obligations	—	20,968,762	—	20,968,762
Bank Loans	—	367,109	134,178	501,287
Common Stocks
Communications	6,883	—	1,411	8,294
Consumer, Non-cyclical	4	—	—	4
Financials	—	227	117	344
Healthcare*	—	2,727	—	2,727
Industrials	—	2,384	—	2,384
Convertible Preferred Stocks
Basic Materials	368	—	—	368
Communications	17,488	—	—	17,488
Technology	249	—	—	249
Utilities	532	—	—	532
Preferred Stocks
Financials	—	—	72	72
Rights
Technology	—	2,350	—	2,350
Warrants
Financials	—	—	23	23
Short-Term Investments
Money Market Funds	808,510	—	—	808,510
Convertible Securities	—	183	—	183
Government Related	—	412,197	—	412,197
Corporate Bonds	—	6,203	—	6,203
Commercial Paper	—	1,391,149	—	1,391,149
Repurchase Agreements	—	431,000	—	431,000
U.S. Treasury Bills	—	491,476	—	491,476
Time Deposits	—	34,509	—	34,509
Futures Contracts (1)	119,443	—	—	119,443
Forward Foreign Currency Exchange Contracts (1)	—	30,901	—	30,901
Swap Contracts (1)	—	293,680	7	293,687
Total Assets	$953,477	$56,435,828	$394,180	$57,783,485
Liabilities
TBA Sale Commitments	$—	$(538,973)	$—	$(538,973)
Reverse Repurchase Agreements	—	(668)	—	(668)
Futures Contracts (1)	(11,657)	—	—	(11,657)
Forward Foreign Currency Exchange Contracts (1)	—	(65,885)	—	(65,885)
Swap Contracts (1)	—	(19,963)	—	(19,963)
Total Liabilities	$(11,657)	$(625,489)	$—	$(637,146)

555

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Municipal Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$937,402	$—	$937,402
General Obligation	—	3,776,516	—	3,776,516
General Revenue	—	6,514,630	—	6,514,630
Healthcare	—	2,198,411	—	2,198,411
Housing	—	1,901,700	—	1,901,700
Transportation	—	3,149,979	—	3,149,979
Utilities	—	1,798,446	—	1,798,446
Government Related
U.S. Treasury Obligations	—	2,552	—	2,552
Warrants
Transportation*	—	—	—	—
Short-Term Investments
Money Market Funds	195,560	—	—	195,560
Time Deposits	—	64,101	—	64,101
Total Assets*	$195,560	$20,343,737	$—	$20,539,297
Liabilities
Futures Contracts (1)	$(1,770)	$—	$—	$(1,770)
Total Liabilities	$(1,770)	$—	$—	$(1,770)

Municipal High-Income Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$583,961	$—	$583,961
General Obligation*	—	382,084	—	382,084
General Revenue	—	2,628,211	—	2,628,211
Healthcare	—	1,141,555	—	1,141,555
Housing	—	715,490	—	715,490
Transportation	—	506,217	—	506,217
Utilities*	—	253,577	—	253,577
Government Related
Other Government Related	—	2,630	—	2,630
Common Stocks
Basic Materials	5	—	—	5
Consumer, Cyclical	4	—	—	4
Warrants
Transportation*	—	—	—	—
Short-Term Investments
Money Market Funds	140,061	—	—	140,061
Time Deposits	—	26,166	—	26,166
Total Assets*	$140,070	$6,239,891	$—	$6,379,961
Liabilities
Futures Contracts (1)	$(250)	$—	$—	$(250)
Total Liabilities	$(250)	$—	$—	$(250)

556

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Large Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$3,815,863	$—	$—	$3,815,863
Consumer Discretionary	2,725,004	—	—	2,725,004
Consumer Staples	486,155	—	—	486,155
Energy	222,908	—	—	222,908
Financials	3,136,427	—	—	3,136,427
Healthcare	2,418,526	—	11	2,418,537
Industrials	2,894,894	—	—	2,894,894
Information Technology	13,129,492	—	—	13,129,492
Materials	384,393	—	—	384,393
Real Estate	324,721	—	—	324,721
Utilities	47,028	—	—	47,028
Short-Term Investments
Money Market Funds	679,467	—	—	679,467
Time Deposits	—	602	—	602
Futures Contracts (1)	5,742	—	—	5,742
Total Assets	$30,270,620	$602	$11	$30,271,233

Large Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$1,515,545	$—	$—	$1,515,545
Consumer Discretionary	2,046,180	—	—	2,046,180
Consumer Staples	1,441,793	63,695	—	1,505,488
Energy	1,472,412	76,192	—	1,548,604
Financials*	5,624,532	—	0	5,624,532
Healthcare	4,378,312	—	—	4,378,312
Industrials	3,470,608	70,788	—	3,541,396
Information Technology	4,989,354	144,843	—	5,134,197
Materials	1,135,168	—	—	1,135,168
Real Estate	785,673	—	—	785,673
Utilities	1,195,838	—	—	1,195,838
Convertible Preferred Stocks
Industrials	21,614	—	—	21,614
Utilities	11,386	—	—	11,386
Short-Term Investments
Money Market Funds	589,100	—	—	589,100
Time Deposits	—	29,074	—	29,074
Futures Contracts (1)	5,780	—	—	5,780
Total Assets*	$28,683,295	$384,592	$0	$29,067,887

557

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Tax Managed Large Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$917,930	$—	$—	$917,930
Consumer Discretionary	566,905	—	—	566,905
Consumer Staples	275,893	—	—	275,893
Energy	348,803	—	—	348,803
Financials*	1,121,016	—	0	1,121,016
Healthcare	794,069	—	—	794,069
Industrials	722,942	—	—	722,942
Information Technology	2,686,125	—	—	2,686,125
Materials	320,557	—	—	320,557
Real Estate	174,768	—	—	174,768
Utilities	306,659	—	—	306,659
Short-Term Investments
Money Market Funds	78,955	—	—	78,955
Time Deposits	—	179	—	179
Total Assets*	$8,314,622	$179	$0	$8,314,801

Small/Mid Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$330,496	$—	$—	$330,496
Consumer Discretionary	985,292	—	—	985,292
Consumer Staples	256,860	—	—	256,860
Energy	394,585	—	—	394,585
Financials	896,806	—	—	896,806
Healthcare	2,190,016	—	24	2,190,040
Industrials	2,581,842	—	—	2,581,842
Information Technology	2,527,551	—	—	2,527,551
Materials	216,097	—	—	216,097
Real Estate	384,601	—	—	384,601
Utilities	76,607	—	—	76,607
Short-Term Investments
Money Market Funds	304,067	—	—	304,067
Time Deposits	—	14,495	—	14,495
Futures Contracts (1)	4,113	—	—	4,113
Total Assets	$11,148,933	$14,495	$24	$11,163,452

558

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Small/Mid Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$152,582	$—	$—	$152,582
Consumer Discretionary	1,190,323	—	—	1,190,323
Consumer Staples	378,552	—	—	378,552
Energy	700,949	—	—	700,949
Financials*	1,773,360	—	0	1,773,360
Healthcare	931,072	—	11	931,083
Industrials	2,193,455	2,383	—	2,195,838
Information Technology	1,227,873	—	—	1,227,873
Materials*	541,761	—	0	541,761
Real Estate	586,427	—	—	586,427
Utilities	543,095	—	—	543,095
Preferred Stocks
Communication Services	163	—	—	163
Short-Term Investments
Money Market Funds	201,034	—	—	201,034
Time Deposits	—	4,238	—	4,238
Futures Contracts (1)	3,617	—	—	3,617
Total Assets	$10,424,263	$6,621	$11	$10,430,895

Tax Managed Small/Mid Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$53,415	$—	$—	$53,415
Consumer Discretionary	358,005	—	—	358,005
Consumer Staples	124,366	—	—	124,366
Energy	150,545	—	—	150,545
Financials*	439,286	—	0	439,286
Healthcare*	459,869	—	0	459,869
Industrials	862,221	—	—	862,221
Information Technology	603,782	—	—	603,782
Materials	153,605	—	—	153,605
Real Estate	133,679	—	—	133,679
Utilities	126,830	—	—	126,830
Short-Term Investments
Money Market Funds	74,781	—	—	74,781
Time Deposits	—	17,813	—	17,813
Total Assets*	$3,540,384	$17,813	$0	$3,558,197

559

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$106,925	$711,748	$—	$818,673
Consumer Discretionary	351,662	1,684,207	—	2,035,869
Consumer Staples*	208,339	1,929,872	—	2,138,211
Energy	136,471	754,003	—	890,474
Financials	507,501	4,695,682	—	5,203,183
Healthcare	173,127	2,557,235	—	2,730,362
Industrials	403,655	4,689,440	—	5,093,095
Information Technology	781,786	2,681,863	—	3,463,649
Materials*	425,410	1,392,993	—	1,818,403
Real Estate	—	90,107	—	90,107
Utilities	452	667,497	—	667,949
Preferred Stocks
Consumer Discretionary	—	41,030	—	41,030
Consumer Staples	5,496	820	—	6,316
Financials	6,517	—	—	6,517
Healthcare	—	402	—	402
Information Technology	—	43,612	—	43,612
Rights
Industrials	22	—	—	22
Short-Term Investments
Money Market Funds	333,877	—	—	333,877
Time Deposits	—	33,252	—	33,252
Futures Contracts (1)	86	—	—	86
Total Assets*	$3,441,326	$21,973,763	$—	$25,415,089

Tax Managed International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$4,178	$93,514	$—	$97,692
Consumer Discretionary	15,908	315,884	—	331,792
Consumer Staples	26,739	165,010	—	191,749
Energy	3,575	109,817	—	113,392
Financials	1,871	534,395	—	536,266
Healthcare	10,929	304,492	—	315,421
Industrials	18,208	449,411	—	467,619
Information Technology	67,810	382,836	—	450,646
Materials	6,148	143,833	—	149,981
Real Estate	—	18,539	—	18,539
Utilities	—	82,811	—	82,811
Preferred Stocks
Consumer Discretionary	—	4,466	—	4,466
Consumer Staples	—	4,483	—	4,483
Information Technology	—	680	—	680
Rights
Industrials	7	—	—	7
Short-Term Investments
Money Market Funds	51,234	—	—	51,234
Time Deposits	—	8,689	—	8,689
Total Assets	$206,607	$2,618,860	$—	$2,825,467

*	A zero balance may reflect actual amounts rounding to less than one thousand and may include securities valued at zero.

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and inflation linked swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

560

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The Core Plus Bond, Municipal Bond, Municipal High-Income Bond, Large Cap Growth, Large Cap Value, Tax Managed Large Cap, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap and International Equity Funds all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in Municipal Bond, Municipal High-Income Bond, Large Cap Growth, Large Cap Value, Tax Managed Large Cap, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap and International Equity Funds have been deemed immaterial with respect to each Fund.

The following table summarizes the valuation methodologies and significant unobservable inputs used in determining the fair value of investments categorized within Level 3 of the fair value hierarchy. These methodologies are applied when observable market data is unavailable or when significant judgment is required in estimating fair value. The valuation techniques described below represent the primary approaches utilized by the Funds and are intended to provide additional context regarding how fair value is determined for investments requiring significant unobservable inputs. Generally, changes in any of the unobservable inputs, such as, significant increases (decreases) in earnings before interest, taxes, depreciation, and amortization (“EBITDA”) used within a valuation methodology may result in a significant change to the fair value measurement. The significance and direction of the impact will depend on the nature of the investment and the relationship between the input and the resulting valuation. The methodology descriptions below should be read in conjunction with the significant unobservable inputs presented in the accompanying table.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fair value was determined using the Black-Scholes option pricing model. Significant inputs utilized in the valuation included the estimated value of the underlying security, expected volatility, expected term to liquidity or expiration, risk-free interest rates, and dividend assumptions. Due to the use of significant unobservable inputs, the investment was classified within Level 3 of the fair value hierarchy.

The fair value of certain investments was determined using indicative market quotations obtained from broker-dealers. These quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the indicative market quotations would have direct and proportional changes in the fair value of the security. Because these quotations are not based on active market transactions and may require significant judgment regarding liquidity, credit quality, and market conditions, such investments were classified within Level 3 of the fair value hierarchy.

Fair value is based on the contractual acquisition price specified in a pending merger, acquisition, or other corporate transaction. The valuation may be adjusted to reflect factors such as the probability of transaction completion, timing of the expected closing, required regulatory approvals, financing considerations, and other market participant assumptions.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fair value was determined using a zero recovery methodology based on the assumption that no future economic benefit or recovery is expected from the investment. The valuation considered the issuer’s financial condition, bankruptcy proceedings, liquidation status, creditor hierarchy, and other available information. Due to the use of significant unobservable inputs, the investment was classified within Level 3 of the fair value hierarchy.

561

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Quantitative Information about Level 3 Fair Value Measurements

Core Plus Bond Fund

Investment Type	Fair Value at 6/30/2026	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$246,019	Recent Transaction	Purchase Price	98.12 -1,202.92	104.51
Asset-Backed Obligations	$1,297	Most Recent Available Indicative Market Quotation	Most Recent Available Broker Quote	42.72 - 49.09	45.18
Bank Loans	$79,016	Recent Transaction	Purchase Price	98 - 100	99.98
Bank Loans	$55,162	Discounted Cash Flow	Discount Rate	4.73% - 6.98%	5.67%
Bank Loans	$—	Zero Recovery	Zero Recovery	0%	0%
Common Stocks	$3,671	Pending Acquisition Value	Estimated Acquisition Price	$40.40	$40.40
Common Stocks	$1,528	Reference Instrument	Stock Price with Liquidity Discount	10%	10%
Corporate Bonds	$11,117	Discounted Cash Flow	Discount Rate	6.91% - 11.00%	8%
Corporate Bonds	$11	Indicative Market Quotation	Broker Quote	6.00 - 10.00	6.00
Credit Default Swaps	$7	Indicative Market Quotation	Broker Quote	100.38 - 100.39	100.39
Preferred Stocks	$72	Liquidation Value	Liquidation Preference Price	$1,000.00	$1,000.00
Warrants	$23	Black Scholes	Black Scholes Option Pricing with Liquidity Discount	10%	10%

Value rounded to thousands

The realized and unrealized gains/(losses) from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statements of Operations, respectively.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period July 1, 2025 through June 30, 2026:

Core Plus Bond Fund

	Total	Asset-Backed Obligations (000s)	Corporate Bonds (000s)	Bank Loans (000s)	Common Stocks (000s)	Warrants (000s)	Swap Contracts (000s)
Balance as of June 30, 2025	$239,759	$49,169	$29,560	$156,085	$4,805	$24	$116
Total realized gain/(loss)	(7,123)	—	299	219	643	(8,284)	—
Accrued discounts/(premium)	(9,698)	(875)	(4,342)	(4,481)	—	—	—
Paydown	(47,900)	(47,900)	—	—	—	—	—
Payup	4,675	4,675	—	—	—	—	—
Change in unrealized appreciation/(depreciation)	12,167	1,275	4,678	(1,922)	(113)	8,358	(109)
Purchases	267,671	260,646	3,019	3,924	69	13	—
Sales	(67,958)	—	(22,086)	(41,908)	(3,876)	(88)	—
Transfers in*	22,261	—	—	22,261	—	—	—
Transfers out*	(19,674)	(19,674)	—	—	—	—	—

Balance as of June 30, 2026	$394,180	$247,316	$11,128	$134,178	$1,528	$23	$7

Change in unrealized appreciation/(depreciation) from Investments held as of June 30, 2026	$170	$1,275	$48	$(1,933)	$880	$9	$(109)

*

Transfers are calculated on the ending of period value. For the period ended June 30, 2026, securities with an aggregate market value of $22,261 transferred from Level 2 to Level 3 as there were no longer observable inputs available to determine their value and securities with an aggregate market value of $19,674 were transferred from Level 3 to Level 2. There were no other transfers between Level 1, 2 and 3.

562

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

5. DERIVATIVE INSTRUMENTS

Certain Funds use derivative instruments as part of their investment strategy to achieve their stated investment objective. The Funds’ derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities across derivative types that are subject to master netting arrangements in the Statements of Assets and Liabilities. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at period end.

	Assets			Liabilities
	Unrealized Appreciation on Futures Contracts* (000s)	Swaps at Value* (000s)	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts (000s)	Unrealized Depreciation on Futures Contracts* (000s)	Swaps at Value* (000s)	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts (000s)
Interest Rate Risk:
Core Bond Fund	$12,398	$1,204	$—	$(6,693)	$(1,361)	$—
Core Plus Bond Fund	119,443	262,189	—	(11,657)	(19,871)	—
Municipal Bond Fund	—	—	—	(1,770)	—	—
Municipal High-Income Bond Fund	—	—	—	(250)	—	—
Equity Risk:
Large Cap Growth Fund	$5,742	$—	$—	$—	$—	$—
Large Cap Value Fund	5,780	—	—	—	—	—
Small/Mid Cap Growth Fund	4,113	—	—	—	—	—
Small/Mid Cap Value Fund	3,617	—	—	—	—	—
International Equity Fund	86	—	—	—	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	—	30,901	—	—	(65,885)
Credit Risk:
Core Plus Bond Fund	—	31,498	—	—	(92)	—

*

May include cumulative unrealized appreciation/(deprecation) as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange traded derivatives and centrally-cleared derivatives.

The following table lists the effect of derivative instruments held by the Funds, by primary underlying risk and contract type, on the Statements of Operations for the year ended June 30, 2026.

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations			Net Change in Unrealized Appreciation/(Depreciation) on Derivatives recognized as a result of Operations
	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)
Interest Rate Risk:
Core Bond Fund	$(8,289)	$—	$1	$(15,897)	$—	$(265)
Core Plus Bond Fund	(118,384)	—	46,710	(35,649)	—	31,850
Municipal Bond Fund	(1,568)	—	—	1,540	—	—
Municipal High-Income Bond Fund	(461)	—	—	(250)	—	—
Equity Risk:
Large Cap Growth Fund	41,164	—	—	5,179	—	—
Large Cap Value Fund	17,022	—	—	5,663	—	—
Small/Mid Cap Growth Fund	17,846	—	—	4,075	—	—
Small/Mid Cap Value Fund	10,661	—	—	3,538	—	—

563

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Notes to Financial Statements (Continued)

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations			Net Change in Unrealized Appreciation/(Depreciation) on Derivatives recognized as a result of Operations
	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)
International Equity Fund	1,753	—	—	68	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	(60,712)	—	—	34,546	—
Credit Risk:
Core Plus Bond Fund	—	—	31,007	—	—	(14,001)

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of June 30, 2026:

Core Plus Bond Fund
		Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Received	Net Amount (000s)
Bank of America	Credit Default Swap Contracts	$4,281	$—	$4,281	$—	$—	$4,281
Bank of America	Forward Foreign Currency Exchange Contracts	1,167	(1,167)	—	—	—	—
BNP Paribas	Credit Default Swap Contracts	2,218	—	2,218	—	—	2,218
BNP Paribas	Forward Foreign Currency Exchange Contracts	15,698	(12,642)	3,056	—	(3,056)	—
Deutsche Bank	Credit Default Swap Contracts	7	—	7	—	—	7
Deutsche Bank	Forward Foreign Currency Exchange Contracts	2,289	(1,393)	896	—	(840)	56
Goldman Sachs	Credit Default Swap Contracts	18	(18)	—	—	—	—
Goldman Sachs	Forward Foreign Currency Exchange Contracts	4,133	(4,133)	—	—	—	—

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Notes to Financial Statements (Continued)

Core Plus Bond Fund
		Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Received	Net Amount (000s)
J.P. Morgan	Credit Default Swap Contracts	2,093	(44)	2,049	—	—	2,049
J.P. Morgan	Forward Foreign Currency Exchange Contracts	2,279	(2,279)	—	—	—	—
Morgan Stanley	Credit Default Swap Contracts	32	—	32	—	—	32
Morgan Stanley	Forward Foreign Currency Exchange Contracts	$2,038	$(338)	$1,700	$—	$(1,460)	$240
Wells Fargo Bank	Forward Foreign Currency Exchange Contracts	3,297	(1,619)	1,678	—	(1,678)	—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		39,550	(23,633)	15,917	—	(7,034)	8,883

		Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Pledged	Net Amount (000s)
Bank of America	Forward Foreign Currency Exchange Contracts	$17,648	$(1,167)	$16,481	$—	$—	$16,481
Barclays Bank Plc Wholesale	Reverse Repurchase Agreements	285	—	285	—	(285)	—
BNP Paribas	Forward Foreign Currency Exchange Contracts	12,642	(12,642)	—	—	—	—
Citibank	Forward Foreign Currency Exchange Contracts	2,182	—	2,182	—	—	2,182
Deutsche Bank	Forward Foreign Currency Exchange Contracts	1,393	(1,393)	—	—	—	—

565

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Notes to Financial Statements (Continued)

		Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Pledged	Net Amount (000s)
Goldman Sachs	Credit Default Swap Contracts	43	(18)	25	—	—	25
Goldman Sachs	Forward Foreign Currency Exchange Contracts	21,632	(4,133)	17,499	—	—	17,499
J.P. Morgan	Credit Default Swap Contracts	44	(44)	—	—	—	—
J.P. Morgan	Forward Foreign Currency Exchange Contracts	8,431	(2,279)	6,152	—	—	6,152
J.P. Morgan	Reverse Repurchase Agreements	383	—	383	—	(300)	83
Morgan Stanley	Forward Foreign Currency Exchange Contracts	338	(338)	—	—	—	—
Wells Fargo Bank	Forward Foreign Currency Exchange Contracts	1,619	(1,619)	—	—	—	—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		66,640	(23,633)	43,007	—	(585)	42,422

The Funds’ average monthly notional amount of derivatives during the year ended June 30, 2026 were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund* (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	International Equity Fund* (000s)
Futures Contracts
Average Notional Balance – Long	$1,690,132	$10,790,014	$—	$57,994	$335,978	$120,716	$55,909	$34,448	$7,015
Average Notional Balance – Short	(107,895)	(1,410,021)	(117,692)	—	—	—	—	—	—
Forward Foreign Currency Exchange Contracts
Average Amounts – Purchased	—	2,620,241	—	—	—	—	—	—	—
Average Amounts – Sold	—	(1,297,337)	—	—	—	—	—	—	—
Credit Default Swaps
Average Amounts – Buy Protection	—	5,889	—	—	—	—	—	—	—
Average Amounts – Sell Protection	—	(444,863)	—	—	—	—	—	—	—
Interest Rate Swaps
Average Amounts – Pays Fixed Rate	17,161	2,057,192	—	—	—	—	—	—	—

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Notes to Financial Statements (Continued)

	Core Bond Fund (000s)	Core Plus Bond Fund* (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	International Equity Fund* (000s)
Average Amounts – Receives Fixed Rate	(18,828)	(825,503)	—	—	—	—	—	—	—
Total Return Swaps
Average Amounts – Long	—	—	—	—	—	—	—	—	—
Average Amounts – Short	—	(4,981)	—	—	—	—	—	—	—
Inflation Linked Swaps
Average Amounts – Receives Floating Rate	3,773	26,938	—	—	—	—	—	—	—
Average Amounts – Pays Floating Rate	—	—	—	—	—	—	—	—	—

*	Notional amounts shown have been converted to USD.

6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Funds are responsible for the payment of all of their expenses, except that the Adviser is responsible for (i) providing the personnel, office space and equipment reasonably necessary to perform its obligations thereunder; and (ii) the costs of any special Board meetings or shareholder meetings convened for the primary benefit of the Adviser.

The Adviser provides the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the investments of the Funds and furnishes continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination, and monitors the ongoing performance, of the investment advisers (the “Sub-advisers”) and allocates Fund assets among the Sub-advisers.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Funds pay the Adviser an investment advisory fee at an annual rate based on a percentage of each Fund’s average daily net assets. For its advisory services, the investment advisory fee shall be accrued daily by the Fund and paid to the Adviser on the first business day of the succeeding month. In an effort to pass along lower fund expenses to shareholders, the Adviser does not retain any portion of the advisory fees. The Adviser has contractually agreed to waive its advisory fees for each Fund to the extent advisory fees to be paid to the Adviser exceed the aggregate advisory fees the Fund is required to pay its Sub-advisers. The annual advisory fee and amounts of advisory fees waived by the Adviser during the period ended June 30, 2026 are noted in the table below:

Fund	Annual Management Fee	Management Fees Waived by Adviser (000s)
Core Bond Fund	0.32%	$55,091
Core Plus Bond Fund	0.36	104,234
Municipal Bond Fund	0.36	49,177
Municipal High-Income Bond Fund	0.36	12,998
Large Cap Growth Fund	0.44	73,956
Large Cap Value Fund	0.44	63,205
Tax Managed Large Cap Fund	0.44	17,705
Small/Mid Cap Growth Fund	0.64	31,060
Small/Mid Cap Value Fund	0.64	25,819
Tax Managed Small/Mid Cap Fund	0.64	7,684
International Equity Fund	0.60	69,017
Tax Managed International Equity Fund	0.60	6,318

None of the advisory fees waived by the Adviser pursuant to the agreement described above are subject to recoupment by the Adviser.

567

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Notes to Financial Statements (Continued)

The Adviser has selected and the Board has approved the following Sub-advisers to sub-advise discrete portions of each of the Fund’s assets:

Fund	Sub-advisers
Core Bond Fund	Robert W. Baird & Co. Inc. J.P. Morgan Investment Management Inc. Loomis, Sayles & Company L.P. PGIM, Inc.
Core Plus Bond Fund	Pacific Investment Management Company LLC Loomis, Sayles & Company L.P. Metropolitan West Asset Management, LLC Dodge & Cox
Municipal Bond Fund	FIAM, LLC BlackRock Investment Management, LLC MacKay Shields LLC Robert W. Baird & Co. Inc.
Municipal High-Income Bond Fund	Capital International, Inc. T. Rowe Price Associates, Inc.
Large Cap Growth Fund	Lazard Asset Management LLC Sustainable Growth Advisers, LP Jennison Associates LLC T. Rowe Price Associates, Inc. Russell Investment Management, LLC
Large Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC Wellington Management Company LLP T. Rowe Price Associates, Inc. LSV Asset Management Dodge & Cox Russell Investment Management, LLC
Tax Managed Large Cap Fund	Barrow, Hanley, Mewhinney & Strauss, LLC ClearBridge Investments, LLC Parametric Portfolio Associates, LLC T. Rowe Price Associates, Inc.
Small/Mid Cap Growth Fund

Eagle Asset Management, Inc.

Stephens Investment Management Group, LLC

Artisan Partners Limited Partnership

Driehaus Capital Management LLC

Federated MDTA LLC

Los Angeles Capital Management LLC

Russell Investment Management, LLC

Small/Mid Cap Value Fund

Boston Partners Global Investors, Inc.

Vaughan Nelson Investment Management, L.P.

Silvercrest Asset Management Group LLC

LSV Asset Management

MFS Investment Management

Diamond Hill Capital Management, Inc.

American Century Investment Management, Inc.

Russell Investment Management, LLC

Tax Managed Small/Mid Cap Fund

AllianceBernstein L.P.

J.P. Morgan Investment Management Inc.

Neuberger Berman Investment Advisers, LLC

Parametric Portfolio Associates, LLC

Allspring Global Investments, LLC

Westfield Capital Management Company, L.P.

International Equity Fund	Mondrian Investment Partners Limited WCM Investment Management, LLC BlackRock Investment Management, LLC Pzena Investment Management, LLC Marathon Asset Management Limited MFS Investment Management
Tax Managed International Equity Fund	Parametric Portfolio Associates, LLC Pzena Investment Management, LLC Walter Scott & Partners Limited J.P. Morgan Investment Management Inc. Thompson, Siegel & Walmsley LLC

568

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Notes to Financial Statements (Continued)

Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees directly from each Fund it serves.

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2027 (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to each of the amounts listed below (each an “Expense Cap”).

Fund	Expense Cap
Core Bond Fund	0.48%
Core Plus Bond Fund	0.42
Municipal Bond Fund	0.48
Municipal High-Income Bond Fund	0.48
Large Cap Growth Fund	0.51
Large Cap Value Fund	0.51
Tax Managed Large Cap Fund	0.51
Small/Mid Cap Growth Fund	0.73
Small/Mid Cap Value Fund	0.73
Tax Managed Small/Mid Cap Fund	0.73
International Equity Fund	0.67
Tax Managed International Equity Fund	0.67

Any fee reductions or expense payments made by the Adviser pursuant to the Expense Limitation Agreement are subject to reimbursement by a Fund, if requested by the Adviser in the thirty-six (36) month period following such fee waiver and/or expense payment, if the aggregate amount actually paid by the Fund toward its aggregate operating expenses, as accrued each month (taking into account the reimbursement) does not exceed the applicable Expense Cap accrued for such month (a) at the time of the fee waiver and/or expense payment and (b) at the time of the reimbursement.

During the year ended June 30, 2026, the Funds did not exceed their respective Expense Caps, and there are no expense reimbursements currently available for recoupment in future periods.

Administrator – Brown Brothers Harriman & Co. (“BBH”) acts as Administrator to the Trust pursuant to an

Administrative Agency Agreement. As Administrator, BBH provides certain services to the Trust, including, among other responsibilities, administrative, tax, legal, accounting services, portfolio compliance monitoring, and financial reporting for the maintenance and operations of the Funds. In addition, BBH makes available the personnel and facilities to provide such services. In its capacity as Administrator, BBH does not have any responsibility or authority for the portfolio management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Pursuant to the Administrative Agency Agreement, the Trust has agreed to pay such compensation as is mutually agreed upon from time to time and such out-of-pocket expenses as incurred by BBH in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration fee in the Statements of Operations.

Custodian – BBH also acts as Custodian to the Trust. In this capacity, BBH holds all cash and, directly or through a book entry system or an agent, securities of each Fund, delivers and receives payment for securities sold by such Fund, collects income from investments of each Fund and performs other duties as set forth in the Custodian

569

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Notes to Financial Statements (Continued)

Agreement between the Trust, on behalf of the Funds, and BBH. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations.

Trustees – Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined by the 1940 Act (an “Independent Trustee”) of the Trust. The Trustees who are affiliated with the Adviser or its parent company, are not compensated by the Trust.

Affiliated Transactions – The Funds may participate in purchase and sale transactions with other Funds or accounts that have a common investment adviser or Sub-adviser, commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

During the year ended June 30, 2026, the aggregate value of purchases and sales of cross trades with other Funds or accounts were as follows:

	Purchases (000s)	Sales (000s)	Realized Gain/(Loss) (000s)
Municipal Bond Fund	$20,000	$6,325	$—
Large Cap Growth Fund	104,006	60,030	31,602
Large Cap Value Fund	5,849	3,451	451
Small/Mid Cap Growth Fund	29,228	5,132	(367)
Small/Mid Cap Value Fund	10,943	11,811	453
International Equity Fund	127,415	117,321	9,625

7. INTERFUND LENDING AGREEMENT

On June 1, 2016, the Funds received exemptive relief from the SEC to enter into a master interfund lending agreement with each other that permits each Fund to lend money directly to and borrow money directly from other Funds for temporary purposes. Each Fund may lend, in the aggregate, up to 15% of its current net assets at the time of the loan but no more than 5% of its lending Fund’s net assets may be loaned to a single fund. A loan under the agreement will not exceed duration of seven days and interest is charged on borrowings at a rate determined based on current short-term market interest rates and short-term lending rates available to the Funds. As of June 30, 2026, the Funds have yet to lend under this agreement.

8. INVESTMENT TRANSACTIONS

For the year ended June 30, 2026, purchases and sales of investment securities, other than short-term investments, were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High- Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Purchases:
U.S. Government	$31,762,154	$195,723,480	$2,549	$2,717	$—	$—
Other	12,094,358	16,311,583	7,152,300	3,663,886	13,794,943	17,265,255
Sales:
U.S. Government	28,448,381	190,505,611	16	121	—	—
Other	8,630,553	13,192,423	4,274,034	1,885,011	14,549,867	16,385,279

570

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Notes to Financial Statements (Continued)

	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/ Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Purchases:
U.S. Government	$—	$—	$—	$—	$—	$—
Other	3,389,329	10,033,181	4,972,754	2,553,899	10,299,178	883,467
Sales:
U.S. Government	—	—	—	—	—	—
Other	2,639,568	10,188,403	5,074,613	2,015,388	8,854,312	604,326

9. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the fiscal year ended June 30, 2026, the Funds made permanent book-to-tax reclassifications primarily related to the treatment of foreign currency, swap income and expense accruals, passive foreign investment company sales adjustments, and utilization of earnings and profits distributed to shareholders on redemption of shares.

For the fiscal year ended June 30, 2026, the Funds made the following reclassifications between total distributable earnings and paid-in capital:

	Total Distributable Earnings/(Loss) (000s)	Paid-in Capital (000s)
Core Bond Fund	$850	$(850)
Core Plus Bond Fund	—	—
Municipal Bond Fund	—	—
Municipal High-Income Bond Fund	—	—
Large Cap Growth Fund	(168,387)	168,387
Large Cap Value Fund	(194,925)	194,925
Tax Managed Large Cap Fund	—	—
Small/Mid Cap Growth Fund	(42,988)	42,988
Small/Mid Cap Value Fund	(38,688)	38,688
Tax Managed Small/Mid Cap Fund	—	—
International Equity Fund	(66,021)	66,021
Tax Managed International Equity Fund	—	—

At June 30, 2026, gross unrealized appreciation and (depreciation) of investments and derivative contracts based on cost for federal income tax purposes were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High- Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Tax Cost of Portfolio	$29,973,533	$58,207,938	$20,287,672	$6,238,217	$19,722,359	$23,000,180

Gross Unrealized App	$112,878	$886,806	$356,933	$197,253	$11,477,822	$7,149,085
Gross Unrealized Dep	(1,015,502)	(1,408,763)	(107,077)	(55,759)	(928,948)	(1,081,378)

Net Unrealized App/(Dep)	$(902,624)	$(521,957)	$249,856	$141,494	$10,548,874	$6,067,707

	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/ Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Tax Cost of Portfolio	$5,403,219	$8,579,811	$7,834,634	$2,549,362	$20,005,847	$1,976,200

Gross Unrealized App	$2,965,526	$3,103,759	$3,046,946	$1,032,726	$7,574,067	$948,272
Gross Unrealized Dep	(53,944)	(520,118)	(450,686)	(23,891)	(2,164,825)	(99,006)

Net Unrealized App/(Dep)	$2,911,582	$2,583,641	$2,596,260	$1,008,835	$5,409,242	$849,266

571

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Notes to Financial Statements (Continued)

The differences between book basis and tax basis appreciation/(depreciation) on investments is primarily attributable to wash sale loss deferrals, differences in the tax treatment of mark to market on passive foreign investment companies, mark to market on derivatives, straddle loss deferrals, and defaulted bond accrual.

As of June 30, 2026, the components of distributable earnings/(losses) on a tax basis were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Accumulated Capital and Losses(1)	$(1,432,006)	$(4,315,992)	$(410,359)	$(8,240)	$—	$—
Other(2)	(208)	(54,148)	(10)	(229)	(1)	(1)
Current Year Late Year Loss Deferral	—	—	—	—	—	—
Undistributed Ordinary Income	—	115,086	—	—	359,745	552,285
Undistributed Tax Exempt Income	—	—	5,920	12,944	—	—
Undistributed Long Term Capital Gain	—	—	—	—	1,982,918	2,396,060
Unrealized Appreciation/(Depreciation)	(902,586)	(518,309)	249,854	141,495	10,548,875	6,066,243

Total Distributable Earnings/(Loss)	$(2,334,800)	$(4,773,363)	$(154,595)	$145,970	$12,891,537	$9,014,587

	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Accumulated Capital and Losses(1)	$(186,790)	$—	$—	$(151,573)	$—	$(46,679)

Other(2)	—	—	—	—	(6)	—
Current Year Late Year Loss Deferral	—		—	—	—	—
Undistributed Ordinary Income	38,150	135,012	209,801	16,365	504,064	43,416
Undistributed Tax Exempt Income	—	—	—	—	—	—
Undistributed Long Term Capital Gain	—	740,781	452,285	—	637,993	—
Unrealized Appreciation/(Depreciation)	2,911,582	2,583,642	2,596,261	1,008,835	5,404,834	849,419

Total Distributable Earnings/(Loss)	$2,762,942	$3,459,435	$3,258,347	$873,627	$6,546,885	$846,156

(1)	Includes capital loss carryforwards and late year loss deferrals.

(2)	Includes straddle loss deferrals and organizational costs.

At June 30, 2026, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. During the year ended June 30, 2026, Tax Managed Small/Mid Cap Fund and Tax Managed International Fund utilized $58,540 and $17,108 of their capital loss carry forwards, respectively.

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Short-Term	$421,614	$1,566,076	$100,965	$—	$—	$—
Long-Term	1,010,392	2,749,916	309,394	8,240	—	—

	$1,432,006	$4,315,992	$410,359	$8,240	$—	$—

	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Short-Term	$186,790	$—	$—	$151,573	$—	$46,679
Long-Term	—	—	—	—	—	—

	$186,790	$—	$—	$151,573	$—	$46,679

572

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The tax character of distributions paid by the Funds during the fiscal periods ended June 30, 2026 and June 30, 2025 were as follows:

	Core Bond Fund (000s)		Core Plus Bond Fund (000s)		Municipal Bond Fund (000s)		Municipal High- Income Bond Fund (000s)
	2026	2025	2026	2025	2026	2025	2026	2025
Distributions paid from:
Ordinary Income(1)	$1,114,507	$813,071	$2,278,364	$1,775,469	$33,576	$23,323	$19,093	$11,892
Tax Exempt Income	—	—	—	—	677,702	536,388	253,169	160,782
Long-term Capital Gains	—	—	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$1,114,507	$813,071	$2,278,364	$1,775,469	$711,278	$559,711	$272,262	$172,674

	Large Cap Growth Fund (000s)		Large Cap Value Fund (000s)		Tax Managed Large Cap Fund (000s)		Small/Mid Cap Growth Fund (000s)
	2026	2025	2026	2025	2026	2025	2026	2025
Distributions paid from:
Ordinary Income(1)	$302,379	$196,463	$609,039	$598,599	$66,028	$48,609	$134,040	$52,856
Tax Exempt Income	—	—	—	—	—	—	—	—
Long-term Capital Gains	2,407,305	1,598,673	1,870,021	1,216,087	—	—	510,313	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$2,709,684	$1,795,136	$2,479,060	$1,814,686	$66,028	$48,609	$644,353	$52,856

	Small/Mid Cap Value Fund (000s)		Tax Managed Small/Mid Cap Fund (000s)		International Equity Fund (000s)		Tax Managed International Equity Fund (000s)
	2026	2025	2026	2025	2026	2025	2026	2025
Distributions paid from:
Ordinary Income(1)	$282,499	$194,648	$21,863	$15,135	$903,945	$597,610	$63,575	$43,477
Tax Exempt Income	—	—	—	—	—	—	—	—
Long-term Capital Gains	652,750	452,439	—	—	1,112,789	364,302	—	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$935,249	$647,087	$21,863	$15,135	$2,016,734	$961,912	$63,575	$43,477

(1)	Ordinary Income includes net short-term capital gains, if any.

10. RISKS

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectuses and statements of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Alternatively, if rates fall, the value of these investments generally increases. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed-income markets and result in a decline in the value of the fixed-income investments held by the Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed-income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of an investment in the Fund.

573

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed-income securities with similar durations. Interest rate changes can be sudden and unpredictable, and a wide variety of factors can cause interest rates to rise or fall, including government and/or central bank policy and action, inflationary or deflationary pressures, supply of and demand for debt securities, and changes in general market and economic conditions. A sudden or unpredictable rise or decline in interest rates may cause volatility and reduced liquidity in the money market securities markets, which could make it more difficult for the Fund to sell its investments at a time when it may be advantageous to do so and could cause the value of the Fund’s investments to decline, potentially suddenly and significantly.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are only available to participants in the Advisory Programs, a reduction in the allocation of an Advisory Program’s assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers. These transactions could also have tax consequences for shareholders if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. In addition, a large redemption could result in a Fund’s expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

d) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

574

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

f) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. The interconnection of international markets means that events in one country or region may affect the markets in other countries and regions, increasing the likelihood that regulatory events, inflation, interest rates, government defaults, government shutdowns, wars, regional conflicts, social or political unrest, the imposition of tariffs, trade disputes, sanctions, global demand for particular products or services, supply chain disruptions, cyberattacks, bank failures, natural disasters, acts of terrorism, infectious illness or other public health issues and recessions could affect the securities market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

g) Equity Securities Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

i) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs and including securities of issuers in emerging market countries, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign

575

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy. In addition, periodic U.S. Government prohibitions on investments in issuers from certain foreign countries may require a Fund to sell such investments at inopportune times, which could result in losses to the Fund.

j) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward foreign currency exchange contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

l) High Yield Securities Risk – High yield, or “junk”, securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s credit worthiness.

m) Cybersecurity Risk – The Funds and their service providers may be susceptible to operational, information, security and related risks. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

n) Non-Diversification Risk – The Large Cap Growth Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Large Cap Growth Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

o) Taxation Risk – Certain Funds are managed to seek to minimize tax consequences to shareholders, but there is no guarantee that such Funds will be able to operate without incurring taxable income and gains to shareholders. Such Funds will engage in tax management techniques such as tax loss harvesting, whereby securities are sold in order to generate capital losses to offset current and future capital gains. However, there are certain risks inherent with tax loss harvesting, including the possibility that such activity does not improve the Fund’s after-tax returns. During certain market conditions, such as lower volatility periods and periods of strong economic growth, a Fund’s ability to generate capital losses to offset capital gains may be limited, which would limit the Fund’s ability to implement its tax loss harvesting strategy. In addition, because loss harvesting continuously decreases the cost-basis of a Fund’s portfolio, there is a risk that opportunities to realize losses may decrease over time.

576

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Tax loss harvesting may also increase a Fund’s portfolio turnover rates. In addition, the “wash sales” rule will limit a Fund’s ability to currently recognize a loss from the tax loss harvesting strategy when selling and purchasing substantially identical assets within a 61-day window (i.e., a period beginning 30 days before the date of such purchase or the sale and ending 30 days after such date). In such a case, the basis of the newly purchased securities will be adjusted to reflect the disallowed loss.

11. SUBSEQUENT EVENTS

Subsequent to the financial statement date of June 30, 2026, the Board of the Trust was provided a recommendation from the Adviser regarding the future structure of the Small/Mid Cap Growth Fund. As a result, the Board approved the following changes: (i) a change in the Fund’s name to Bridge Builder Mid Cap Fund, (ii) changes to the Fund’s principal investment strategy whereby the Fund will now primarily invest in securities of mid-capitalization companies and no longer invest primarily in the securities of both small- and mid-capitalization companies or follow an investing style that favors growth investments, and (iii) a new 80% investment policy to invest in securities of mid-capitalization companies. These changes are expected to be completed by October 28, 2026.

Additionally, the Adviser recommended, and the Board approved, (i) new investment sub-advisory agreements among the Adviser, the Trust and each of the following investment sub-advisers—Boston Partners Global Investors, Inc., LSV Asset Management, and Vaughan Nelson Investment Management, L.P., and (ii) the termination of the investment sub-advisory agreements among the Adviser, the Trust and each of the following sub-advisers—Eagle Asset Management, Inc. and Federated MDTA LLC, with such terminations becoming effective in late September or early October 2026.

Subsequent to the financial statement date of June 30, 2026, the Board of the Trust was provided a recommendation from the Adviser regarding the future structure of the Small/Mid Cap Value Fund. As a result, the Board approved the following changes: (i) a change in the Fund’s name to Bridge Builder Small Cap Fund, (ii) changes to the Fund’s principal investment strategy whereby the Fund will now primarily invest in securities of small-capitalization companies and no longer invest primarily in the securities of both small- and mid-capitalization companies or follow an investing style that favors value investments, and (iii) a new 80% investment policy to invest in securities of small-capitalization companies. These changes are expected to be completed by October 28, 2026.

Additionally, the Adviser recommended, and the Board approved, (i) new investment sub-advisory agreements among the Adviser, the Trust and each of the following investment sub-advisers—Eagle Asset Management, Inc., Federated MDTA LLC, Pacific Investment Management LLC and Stephens Investment Management Group, LLC and (ii) the termination of the investment sub-advisory agreements among the Adviser, the Trust and each of the following sub-advisers—Boston Partners Global Investors, Inc., LSV Asset Management, Vaughan Nelson Investment Management, L.P. and Diamond Hill Capital Management, Inc., with such terminations becoming effective in late September or early October 2026.

577

Bridge Builder Mutual Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Bridge Builder Trust and Shareholders of Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Municipal High-Income Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Tax Managed Large Cap Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund, Bridge Builder Tax Managed Small/Mid Cap Fund, Bridge Builder International Equity Fund and Bridge Builder Tax Managed International Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Municipal High-Income Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Tax Managed Large Cap Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund, Bridge Builder Tax Managed Small/Mid Cap Fund, Bridge Builder International Equity Fund and Bridge Builder Tax Managed International Equity Fund (twelve of the funds constituting Bridge Builder Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2026, the related statements of operations for the year ended June 30, 2026, the statements of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

August 25, 2026

We have served as the auditor of one or more investment companies in the Bridge Builder Trust since 2013.

578

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Traditional Funds (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements.

At a meeting of the Board held on June 3-4, 2026 (the “June Renewal Meeting”), the Board, including a majority of the Independent Trustees, considered and approved the continuance of an investment advisory agreement (the “Advisory Agreement”) with Olive Street Investment Advisers, LLC (“Olive Street” or the “Adviser”) for the Bridge Builder Core Bond Fund (the “Core Bond Fund”), the Bridge Builder Core Plus Bond Fund (the “Core Plus Bond Fund”), the Bridge Builder Municipal Bond Fund (the “Municipal Bond Fund”), the Bridge Builder Municipal High-Income Bond Fund (the “Municipal High-Income Bond Fund”), the Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”), the Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”), the Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”), the Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”), and the Bridge Builder International Equity Fund (the “International Equity Fund”) (collectively, the “Funds”). The Trustees, including the Independent Trustees, also considered and approved the continuance of an investment sub-advisory agreement (each, a “Sub-advisory Agreement” and collectively, the “Sub-advisory Agreements”), with each of the following Fund subadvisers whose Sub-advisory Agreements were subject to renewal at the June Renewal Meeting (listed next to the Fund(s) for which it serves as subadviser) (each, a “Subadviser” and collectively, the “Subadvisers”):

Bridge Builder Fund	Subadvisers and Sub-Subadvisers
Core Bond Fund	Robert W. Baird & Co. Inc. (“Baird”) J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) Loomis, Sayles & Company, L.P. (“Loomis”) PGIM, Inc. (“PGIM”)
Core Plus Bond Fund	Pacific Investment Management Company LLC (“PIMCO”) Loomis Metropolitan West Asset Management, LLC (“MetWest”)
Municipal Bond Fund	Fidelity Institutional Asset Management LLC (“FIAM”) MacKay Shields LLC (“MacKay Shields”) BlackRock Investment Management, LLC (“BIM”) Baird
Municipal High-Income Bond Fund	T. Rowe Price Associates, Inc. (“T. Rowe Price”) Capital International, Inc. (“Capital”)
Large Cap Growth Fund	Lazard Asset Management LLC (“Lazard”) Sustainable Growth Advisers, LP (“SGA”) Jennison Associates LLC (“Jennison”) T. Rowe Price
Large Cap Value Fund

Artisan Partners Limited Partnership (“Artisan Partners”)

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”)

Wellington Management Company, LLP (“Wellington”)

T. Rowe Price

LSV Asset Management (“LSV”)

Small/Mid Cap Growth Fund

Eagle Asset Management, Inc. (“Eagle”)

Champlain Investment Partners, LLC (“Champlain”)

Artisan Partners

Stephens Investment Management Group, LLC (“Stephens”)

Driehaus Capital Management LLC (“Driehaus”)

Small/Mid Cap Value Fund

Vaughan Nelson Investment Management, LP (“Vaughan Nelson”)

Boston Partners Global Investors, Inc. (“Boston Partners”)

Silvercrest Asset Management Group LLC (“Silvercrest”)

LSV

Diamond Hill Capital Management, Inc. (“Diamond Hill”)

Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”)

American Century Investment Management, Inc. (“American Century”)

579

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Traditional Funds (Unaudited) (Continued)

Bridge Builder Fund	Subadvisers and Sub-Subadvisers
International Equity Fund	BIM Pzena Investment Management, LLC (“Pzena”) Mondrian Investment Partners Limited (“Mondrian”) WCM Investment Management (“WCM”) Marathon Asset Management Limited (“Marathon”)

In connection with the annual contract review process and in advance of the June Renewal Meeting, the Adviser and the Subadvisers provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Advisory Agreement and Sub-advisory Agreements (collectively, the “Agreements”). The information furnished by the Adviser and the Subadvisers included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by the Adviser and the Subadvisers to the Funds; (ii) each Fund’s historical investment performance and the historical investment performance of each Subadviser; (iii) the Adviser’s and the Subadvisers’ business, operations and personnel, including portfolio managers; (iv) the investment practices and techniques used by the Adviser and the Subadvisers in managing the Funds; (v) the management fees payable by the Funds to the Adviser and the Funds’ total operating expenses, including in comparison to those of a category and a peer group of mutual funds; (vi) the sub-advisory fees payable to each Subadviser; (vii) the Adviser’s and the Subadvisers’ compliance programs and related policies and procedures; (viii) the financial condition of the Adviser and the Subadvisers; and (ix) other “fall-out” benefits the Adviser and/or its affiliates and the Subadvisers may receive based on their relationships with the Funds. At a meeting of the Board held on April 30, 2026 and at the June Renewal Meeting (collectively, the “Contract Renewal Meetings”), representatives of the Adviser made presentations to and responded to questions from the Trustees regarding services, fees, and other aspects of the Agreements.

In addition to the Contract Renewal Meetings, the Board met periodically over the course of the year since the most recent annual renewal of the Agreements. At these meetings, representatives of the Adviser and the Subadvisers furnished reports and other information to the Board, and representatives of the Adviser engaged in discussions with the Board, regarding, among other things, the performance of the Funds and the Subadvisers, the services provided to the Funds by the Adviser and the Subadvisers, the Funds’ distribution arrangements, and compliance, risk management and operational matters related to the Trust, the Funds, the Adviser, and the Subadvisers. In addition, the Board received information between regularly scheduled meetings on particular matters as the need arose.

Throughout the evaluation process, including at the Contract Renewal Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including detailed memoranda from independent legal counsel regarding the legal standards applicable to the consideration of the approval of the Agreements. In connection with their deliberations, the Independent Trustees met separately with their independent legal counsel on April 29, 2026 and in executive session and other informal meetings on several occasions, outside the presence of the interested Trustees, Trust officers, and representatives of the Adviser and the Subadvisers, to consider their responsibilities under relevant laws and to discuss the Agreements and materials presented and other matters deemed relevant to their consideration of the approval of the Agreements. The Independent Trustees also used a team-based approach for purposes of facilitating the review of the materials provided by the Subadvisers.

In considering and approving the Agreements, the Trustees considered information that they deemed relevant, including, but not limited to, the information discussed in further detail below. The Board’s decision to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically in connection with the Contract Renewal Meetings, as well as the knowledge gained over time through previous interactions with the Adviser and the Subadvisers. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have

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attributed different weights to various factors and information. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decision to approve the continuation of the Agreements rather than to be all-inclusive.

1. The Nature, Extent and Quality of the Services Provided by the Adviser and the Subadvisers. The Board considered the nature, extent and quality of the services provided to the Funds by the Adviser and each Subadviser, including their respective responsibilities for management of the Funds. In this regard, the Board considered the terms of the Agreements and the range of services provided by the Adviser and Subadvisers, including the Adviser’s oversight role and responsibilities with regard to the Subadvisers, and the Subadvisers’ roles in the day-to-day management of each Fund’s portfolio. The Board evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser that were not delegated to or assumed by the Subadvisers, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Funds. The Board also evaluated the Adviser’s ongoing oversight of the Subadvisers, which includes continuous analysis of, and regular discussions with each Subadviser about, among other things, the portfolio managers, investment strategies, performance and trading operations of the portion of a Fund’s assets managed by a particular Subadviser, and periodic on-site or virtual and other meetings with the Subadvisers. In addition, the Board considered the Adviser’s ongoing assessment of the durability and financial condition of the Subadvisers. The Board further considered the Adviser’s provision of advisory services in connection with setting and continuously evaluating the design of the Funds, selecting, monitoring, and terminating Subadvisers, and making asset allocation adjustments among the Subadvisers, as well as the impact of the Adviser’s services on each Fund’s investment performance. The Board noted that the Adviser has demonstrated a record of initiating changes to the Subadvisers and asset allocations among the Subadvisers when warranted. The Board also took into account the Adviser’s oversight of the Funds’ operations and the Funds’ other service providers.

The Board considered the Adviser’s and each Subadviser’s operations, including personnel and other resources devoted to supporting such operations. The Board noted key personnel additions to and departures from the Adviser and certain Subadvisers, as well as their succession planning practices to ensure continuity of services provided to the Funds. The Board considered the Adviser’s and each Subadviser’s ability to attract and retain qualified personnel to service the Funds and the experience and skills of key management and investment personnel of the Adviser and the Subadvisers. With respect to the Subadvisers, the Board considered each Subadviser’s investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and reputation.

The Board also noted the compliance programs and compliance experience of the Adviser and the Subadvisers. The Board considered the Adviser’s day-to-day oversight of each Fund’s compliance with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of the Adviser’s oversight responsibilities in this regard. The Board received and considered information regarding the Adviser’s oversight of, among other things, the Subadvisers’ policies and procedures regarding the aggregation and allocation of trade orders among the firms’ advisory clients and the Subadvisers’ protections against cybersecurity risks. In addition, the Board considered the administrative and other services that are provided to the Funds by the Adviser, including analytical and other tools the Adviser employs to help manage the Funds’ risks and oversee the Subadvisers. The Board recognized that the Funds may benefit from the Adviser’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser and the Subadvisers are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Board received and reviewed reports prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, comparing each Fund’s contractual management

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fee, net management fee, and gross and net total expense ratios (net of fee and expense waivers and reimbursements) to those paid by an independently-selected Morningstar category and peer group of mutual funds. The Board noted that each of the Funds’ gross and net total expense ratios were below their respective peer group medians. The Board also noted that, except for the Core Plus Bond Fund and the Municipal Bond Fund, each Fund’s contractual management fee was equal to or below its respective peer group median. The Board noted that, while the contractual management fee before waivers for each of the Core Plus Bond Fund and the Municipal Bond Fund was higher than its respective peer group median, each Fund’s net management fee was lower than its peer group median. The Board received a description of the methodology used by Broadridge to select the mutual funds in each Fund’s peer group. While the Board recognized that comparisons between a Fund and its peer group may be imprecise, the comparative, independently-selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Funds’ management fees and total operating expenses.

The Board observed that the Adviser confirmed that it has no other clients with investment strategies similar to those of the Funds for purposes of comparison. The Board also reviewed comparative fee information provided by certain of the Subadvisers regarding fees that they charged to other clients with investment strategies similar to those of the portion of the Fund’s assets allocated to the particular Subadviser, including any institutional separate account clients and registered fund clients for which the Subadviser serves as either primary investment adviser or subadviser. The Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between such other clients, if any, and the portion of the Fund’s assets managed by the particular Subadviser.

The Board noted that the Adviser has contractually agreed to waive its management fees for each Fund to the extent fees payable to the Adviser exceed the aggregate subadvisory fees paid to each Subadviser of the Fund. The Board noted that the Adviser may terminate this waiver arrangement without Board approval effective upon the end of the then current one-year period, by providing the Board with written notice of such termination by April 15. The Board further noted that the Adviser has irrevocably agreed not to exercise its right to terminate the waiver arrangement upon the end of the current one-year period, resulting in the arrangement continuing until at least October 28, 2027.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees payable under the Agreements are reasonable in light of the nature, extent and quality of the services rendered by the Adviser and the Subadvisers.

3. Investment Performance. The Board reviewed the investment performance of each Fund and Subadviser over different time periods and evaluated the Adviser’s analysis of the Fund’s and a Subadviser’s performance for these time periods. The Board considered the investment performance of each Fund on an absolute basis and in comparison to appropriate benchmarks and each Fund’s respective Morningstar category and peer group as independently selected by Broadridge. In addition, the Board considered the investment performance of each Subadviser’s allocated portion of a Fund (each, an “Allocated Portion”) on an absolute basis and in comparison to appropriate benchmarks and the Fund’s Morningstar categories. The Board also considered that it received detailed information on the performance of each Fund and Subadviser in connection with each of its regular quarterly meetings throughout the year. The Board considered that, at each quarterly Board meeting, the Trustees focused particular attention on information indicating less favorable performance of certain Funds and Subadvisers for specific time periods and the Adviser’s Portfolio Solutions Team reviewed with the Board factors contributing to such performance and the Portfolio Solutions Team’s evaluation of such performance in light of the Funds’ design objectives.

For purposes of the Fund-by-Fund discussion below, each performance time period for the performance of the Funds and Subadvisers is the applicable period ended December 31, 2025, and the performance of each Fund and its Subadvisers relative to “the Fund’s benchmark index” refers to the applicable Fund’s performance benchmark index

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as independently selected by Broadridge. A Fund’s performance benchmark index as independently selected by Broadridge may be different than the regulatorily required broad-based securities market index identified in the Fund’s prospectus and annual shareholder reports that is designed to reflect the overall domestic or international equity or debt markets, as applicable. In addition to considering each Fund’s performance relative to the Fund’s benchmark index, the Board also considered, as relevant, the investment performance of each Subadviser relative to a benchmark index selected by the Adviser’s Portfolio Solutions Team with respect to such Subadviser’s Allocated Portion of the Fund. The benchmark index selected by the Portfolio Solutions Team for a Subadviser’s Allocated Portion of a Fund may be different than the benchmark index selected by Broadridge for that Fund, as the benchmark index selected by the Portfolio Solutions Team is intended to benchmark the performance of the Subadviser’s Allocated Portion of the Fund rather than the performance of the Fund as a whole.

The Board reviewed the performance of the Core Bond Fund. The Board observed that the Core Bond Fund outperformed its peer group median and its Fund benchmark index for the one-, three-, five- and ten-year periods. The Board also reviewed the investment performance of each Subadviser of the Core Bond Fund. In so doing, the Board observed that J.P. Morgan, Loomis, PGIM and Baird each outperformed the Fund’s benchmark index for the one-, three- and five-year periods.

The Board reviewed the performance of the Core Plus Bond Fund. The Board observed that the Core Plus Bond Fund outperformed its peer group median and its Fund benchmark index for the one-, three-, five- and ten-year periods. The Board also reviewed the investment performance of each Subadviser of the Core Plus Bond Fund. In doing so, the Board observed that Loomis, PIMCO, and MetWest each outperformed the Fund’s benchmark index for the one-, three- and five-year periods.

The Board reviewed the performance of the Municipal Bond Fund. The Board observed that the Municipal Bond Fund outperformed its peer group median for the one-, three-, five- and ten-year periods. The Board further observed that the Municipal Bond Fund outperformed its Fund benchmark index for thethree-, five- and ten-year periods and performed within 10 basis points of the Fund’s benchmark index for the one-year period. In reviewing the investment performance of each Subadviser of the Municipal Bond Fund, the Board observed that: (i) FIAM outperformed the Fund’s benchmark index for the one- three-, and five-year periods; (ii) BIM outperformed the Fund’s benchmark index for the three- and five-year periods and underperformed the Fund’s benchmark index for the one-year period; (iii) Baird underperformed the Fund’s benchmark index for the one-year period, while Baird’s performance information for the three- and five- year periods was unavailable as Baird began managing its Allocated Portion of the Fund in September 2024; and (iv) MacKay Shields outperformed the Fund’s benchmark index for the three-year period and performed within five basis points of the Fund’s benchmark index for the one-year period, while MacKay Shields’ performance information for the five-year period was unavailable as MacKay Shields began managing its Allocated Portion of the Fund in January 2021.

The Board reviewed the investment performance of the Municipal High-Income Bond Fund. The Board observed that the Municipal High-Income Bond Fund outperformed its peer group median and its Fund benchmark index for the one-year period, while the Fund’s performance information for the three-, five- and ten-year periods was unavailable because the Fund launched on April 13, 2023. The Board also reviewed the investment performance of each Subadviser of the Municipal High-Income Bond Fund. In so doing, the Board observed that T. Rowe Price and Capital each outperformed the Fund’s benchmark index for the one-year period, while the performance of T. Rowe Price and Capital for the three- and five-year periods was unavailable as T. Rowe Price and Capital began managing their respective Allocated Portions of the Fund in April 2023.

The Board reviewed the investment performance of the Large Cap Growth Fund. The Board observed that the Fund underperformed its peer group median and its Fund benchmark index for the one-, three-, five- and ten-year periods. In reviewing the investment performance of each Subadviser of the Large Cap Growth Fund, the Board noted that:

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Bridge Builder Mutual Funds

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(i) Jennison outperformed the Fund’s benchmark index for the three-year period and underperformed the Fund’s benchmark index for the one- and five-year periods; (ii) SGA and Lazard each underperformed the Fund’s benchmark index for the one-, three- and five-year periods; and (iii) T. Rowe Price underperformed the Fund’s benchmark index for the one-year period, while the performance of T. Rowe Price for the three- and five-year periods was unavailable as T. Rowe Price began managing their Allocated Portion of the Fund in November 2024.

The Board considered the performance of the Large Cap Value Fund. The Board noted that the Large Cap Value Fund outperformed its peer group median for the three-, five- and ten-year periods, while the Fund underperformed its peer group median for the one-year period. The Board further observed that the Fund outperformed its Fund benchmark for the five- and ten-year periods and underperformed its Fund benchmark index for the one- and three-year periods. In reviewing the investment performance of each Subadviser of the Large Cap Value Fund, the Board noted that: (i) Wellington underperformed the Fund’s benchmark index for the one-, three- and five-year periods; (ii) Artisan Partners outperformed the Fund’s benchmark index for the three- and five-year periods and underperformed the Fund’s benchmark index for the one-year period; (iii) Barrow Hanley outperformed the Fund’s benchmark index for the three- and five-year periods and underperformed the Fund’s benchmark index for the one-year period; (iv) LSV outperformed the Fund’s benchmark index for the one-, three- and five-year periods; and (vi) T. Rowe Price outperformed the Fund’s benchmark index for the five-year period and underperformed the Fund’s benchmark index for the one- and three-year periods.

The Board reviewed the investment performance of the Small/Mid Cap Growth Fund. The Board observed that the Fund outperformed its peer group median for the one-, three-, five- and ten-year periods. The Board noted that the Small/Mid Cap Growth Fund outperformed its Fund benchmark index for the three-, five-and ten-year periods and underperformed its Fund benchmark index for the one-year period. In reviewing the investment performance of each Subadviser of the Small/Mid Cap Growth Fund, the Board observed that: (i) Stephens outperformed the Fund’s benchmark index for the one-, three- and five-year periods; (ii) Eagle outperformed the Fund’s benchmark index for the five-year period and underperformed the Fund’s benchmark index for the one- and three-year periods; (iii) Champlain outperformed the Fund’s benchmark index for the five-year period and underperformed the Fund’s benchmark index for the one- and three-year periods; (iv) Driehaus outperformed the Fund’s benchmark index for the three-year period and underperformed the Fund’s benchmark index for the one-year period, while the performance information for Driehaus for the five-year period was unavailable as Driehaus began managing its Allocated Portion of the Fund in September 2021; and (v) Artisan Partners outperformed the Fund’s benchmark index for the one- and three-year periods and performed within four basis points of the Fund’s benchmark index for the five-year period.

The Board reviewed the performance of the Small/Mid Cap Value Fund. The Board observed that the Fund outperformed its peer group median for the one-, three-, five- and ten-year periods. The Board further observed that the Fund outperformed the Fund’s benchmark index for the five-year period and underperformed the Fund’s benchmark index for the one-, three- and ten-year periods. In reviewing the investment performance of each Subadviser of the Small/Mid Cap Value Fund, the Board noted that: (i) Vaughan Nelson and LSV outperformed the Fund’s benchmark index for the one-, three- and five-year periods; (ii) Boston Partners outperformed the Fund’s benchmark index for the three- and five-year periods and underperformed the Fund’s benchmark index for the one-year period; (iii) Silvercrest and MFS underperformed the Fund’s benchmark index for the one-, three- and five-year periods; (iv) Diamond Hill outperformed the Fund’s benchmark index for the one-year period and underperformed the Fund’s benchmark index for the three-and five-year periods; and (v) American Century underperformed the Fund’s benchmark index for the one- and three-year periods, while the Board noted that American Century’s performance information for the five-year period was unavailable as American Century began managing its Allocated Portion of the Fund in June 2021.

The Board considered the performance of the International Equity Fund. The Board observed that the International Equity Fund outperformed its peer group median and its Fund benchmark index for the ten-year period and underperformed its

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Bridge Builder Mutual Funds

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peer group median and its Fund benchmark index for the one-, three- and five-year periods. In reviewing the performance of each Subadviser of the International Equity Fund, the Board noted that: (i) Pzena and Mondrian outperformed the Fund’s benchmark index for the one-, three- and five-year periods; (ii) WCM underperformed the Fund’s benchmark index for the one-, three- and five-year periods; (iii) one BIM Allocated Portion of the Fund outperformed the Fund’s benchmark index for the one-, three- and five-year periods, while the other BIM Allocated Portion of the Fund underperformed the Fund’s benchmark index for the one-, three- and five-year periods; and (iv) Marathon underperformed the Fund’s benchmark index for the one- and three-year periods, while Marathon’s performance information for the five-year period was unavailable as Marathon began managing its Allocated Portion of the Fund in June 2021.

Taking into account the performance information above and other performance information deemed relevant by the Board, including any steps that the Adviser and Subadvisers had taken, or had agreed to take, to address underperformance, the Board concluded that the investment performance generated for each Fund was generally satisfactory, or that any steps taken, or agreed to be taken, by the Adviser and Subadvisers to address any performance issues were satisfactory.

4. Profitability and Economies of Scale. The Board noted that the subadvisory fees are paid directly from each Fund although, for purposes of determining compensation under the Advisory Agreement, the Fund is deemed to have paid the Adviser, and the Adviser is deemed to have received, an amount equal to any payment made by the Fund to a Subadviser pursuant to a Sub-advisory Agreement. The Board considered that the Adviser has contractually agreed to waive its management fees for each Fund to the extent fees payable to the Adviser exceed the aggregate subadvisory fees paid to each Subadviser of the Fund. The Board considered that the Adviser, therefore, does not profit from providing advisory services to the Funds or receive any differential compensation from allocating assets in any particular manner among the Subadvisers. In addition, the Board did not consider the profitability of the Subadvisers to be a material factor in their determination, given that the Subadvisers are not affiliated with the Adviser and the Board received a representation from the Adviser that the sub-advisory fees are the result of an arms’ length negotiation. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also received and considered information about the extent to which economies of scale may be realized as the Funds’ assets grow and whether the Funds’ fee structure is designed to share the benefits of economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that most of the Subadvisers have agreed to contractual breakpoints in their sub-advisory fee schedules, which accrue to the benefit of Fund shareholders in light of the Adviser’s contractual management fee waiver.

5. Indirect Benefits. The Board considered other benefits to the Adviser and its affiliates and the Subadvisers from their relationships with the Funds. The Board noted that Fund shares are available exclusively to investors participating in investment advisory programs (asset-based fee programs) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser, as well as current and former Trustees. Accordingly, the Board received and considered information about asset-based fee rates charged by Edward Jones to participants in such investment advisory programs in connection with their investments in the Funds. In addition, the Board considered information regarding potential “float” interest benefits received by Edward Jones in connection with certain investor transactions in the Funds’ shares. Further, the Board considered that the Adviser, Edward Jones and each Subadviser may derive a benefit to their reputations and standing in the investment community from their relationship with the Funds. The Board also noted that certain Subadvisers use soft dollars generated from executing Fund portfolio trades to purchase research, which could be viewed as a fall-out benefit to such Subadvisers to the extent they use the research generated from such trading activities across their client base.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above and other information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements for an additional year.

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Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Tax Managed Funds (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements.

At a meeting of the Board held on June 3-4, 2026 (the “June Renewal Meeting”), the Board, including a majority of the Independent Trustees, considered and approved the continuance of an investment advisory agreement (the “Advisory Agreement”) with Olive Street Investment Advisers, LLC (“Olive Street” or the “Adviser”) for the Bridge Builder Tax Managed Large Cap Fund (the “Tax Managed Large Cap Fund”), the Bridge Builder Tax Managed Small/Mid Cap Fund (the “Tax Managed Small/Mid Cap Fund”) and the Bridge Builder Tax Managed International Equity Fund (the “Tax Managed International Equity Fund”) (collectively, the “Funds”). The Trustees, including the Independent Trustees, also considered and approved the continuance of an investment sub-advisory agreement (each, a “Sub-advisory Agreement” and collectively, the “Sub-advisory Agreements”) with each of the following Fund subadvisers whose Sub-advisory Agreements were subject to renewal at the June Renewal Meeting (listed next to the Fund(s) for which it serves as subadviser) (each, a “Subadviser” and collectively, the “Subadvisers”):

Bridge Builder Fund	Subadvisers
Tax Managed Large Cap Fund

Parametric Portfolio Associates LLC (“Parametric”)

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”)

ClearBridge Investments, LLC (“ClearBridge”)

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Tax Managed Small/Mid Cap Fund

Parametric

AllianceBernstein L.P. (“AllianceBernstein”)

J.P. Morgan Investment Management Inc. (“J.P. Morgan”)

Neuberger Berman Investment Advisers LLC (“Neuberger Berman”)

Allspring Global Investments, LLC (“Allspring”)

Tax Managed International Equity Fund	Parametric Pzena Investment Management, LLC (“Pzena”) Walter Scott & Partners Limited (“Walter Scott”) J.P. Morgan Thompson, Siegel & Walmsley LLC (“TSW”)

Parametric serves as the tax overlay manager and as the direct indexing manager for each Fund. Each Subadviser other than Parametric is also referred to herein as a “Model Provider.”

In connection with the annual contract review process and in advance of the June Renewal Meeting, the Adviser and the Subadvisers provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Advisory Agreement and Sub-advisory Agreements (collectively, the “Agreements”). The information furnished by the Adviser and the Subadvisers included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by the Adviser and the Subadvisers to the Funds; (ii) each Fund’s historical investment performance and the historical investment performance of each Subadviser; (iii) the Adviser’s and the Subadvisers’ business, operations and personnel, including portfolio managers; (iv) the investment practices and techniques used by the Adviser and the Subadvisers in managing the Funds; (v) the management fees payable by the Funds to the Adviser and the Funds’ total operating expenses, including in comparison to those of a category and a peer group of mutual funds; (vi) the sub-advisory fees payable to each Subadviser; (vii) the Adviser’s and the Subadvisers’ compliance programs and related policies and procedures; (viii) the financial condition of the Adviser and the Subadvisers; and (ix) other “fall-out” benefits the Adviser and/or its affiliates and the Subadvisers may receive based on their relationships with the Funds. At a meeting held on April 30, 2026 and at the June Renewal Meeting (collectively, the “Contract Renewal Meetings”), representatives of the Adviser made presentations to and responded to questions from the Trustees regarding services, fees, and other aspects of the Agreements.

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Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Tax Managed Funds (Unaudited) (Continued)

In addition to the Contract Renewal Meetings, the Board met periodically over the course of the year since the most recent annual renewal of the Agreements. At these meetings, representatives of the Adviser and the Subadvisers furnished reports and other information to the Board, and representatives of the Adviser engaged in discussions with the Board, regarding, among other things, the performance of the Funds and the Subadvisers, the services provided to the Funds by the Adviser and the Subadvisers, the Funds’ distribution arrangements, and compliance, risk management and operational matters related to the Trust, the Funds, the Adviser, and the Subadvisers. In addition, the Board received information between regularly scheduled meetings on particular matters as the need arose.

Throughout the evaluation process, including at the Contract Renewal Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including detailed memoranda from independent legal counsel regarding the legal standards applicable to the consideration of the approval of Agreements. In connection with their deliberations, the Independent Trustees met separately with their independent legal counsel on April 29, 2026 and in executive session and other informal meetings on several occasions, outside the presence of the interested Trustees, Trust officers, and representatives of the Adviser and the Subadvisers, to consider their responsibilities under relevant laws and to discuss the Agreements and materials presented and other matters deemed relevant to their consideration of the approval of the Agreements. The Independent Trustees also used a team-based approach for purposes of facilitating the review of the materials provided by the Subadvisers.

In considering and approving the Agreements, the Trustees considered information that they deemed relevant, including, but not limited to, the information discussed in further detail below. The Board’s decision to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically in connection with the Contract Renewal Meetings, as well as the knowledge gained over time through previous interactions with the Adviser and the Subadvisers. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decision to approve the continuation of the Agreements rather than to be all-inclusive.

1. The Nature, Extent and Quality of the Services Provided by the Adviser and the Subadvisers. The Board considered the nature, extent and quality of the services provided to the Funds by the Adviser and each Subadviser, including their respective responsibilities for management of the Funds. In this regard, the Board considered the terms of the Agreements and the range of services provided by the Adviser, Parametric and the Model Providers, including the Adviser’s oversight role and responsibilities with regard to the Subadvisers, and the Subadvisers’ roles in the day-to-day management of each Fund’s portfolio. The Board evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser that were not delegated to or assumed by the Subadvisers, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Funds. The Board also evaluated the Adviser’s ongoing oversight of the Subadvisers, which includes continuous analysis of, and regular discussions with each Subadviser about, among other things, the portfolio managers, the Subadviser’s investment results and the performance of the Subadviser’s services under its Sub-advisory Agreement, and periodic on-site or virtual and other meetings with the Subadvisers. In addition, the Board considered the Adviser’s ongoing assessment of the durability and financial condition of the Subadvisers. The Board further considered the Adviser’s provision of advisory services in connection with setting and continuously evaluating the design of the Funds, selecting, monitoring, and terminating Subadvisers, and making asset allocation adjustments among each Model Provider and Parametric in its capacity as direct indexing manager, as well as the impact of the Adviser’s services on each Fund’s investment performance. The Board noted that the Adviser has demonstrated a record of initiating changes to the Model Providers and asset allocations among the Model Providers when warranted. The Board also took into account the Adviser’s oversight of the Funds’ operations and

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the Funds’ other service providers and the other services provided to the Funds by the Adviser, such as monitoring Parametric’s process for selecting broker-dealers to execute portfolio transactions and other trading operations.

The Board considered the Adviser’s and each Subadviser’s operations, including personnel and other resources devoted to supporting such operations. The Board noted key personnel additions to and departures from the Adviser and certain Subadvisers, as well as their succession planning practices to ensure continuity of services provided to the Funds. The Board considered the Adviser’s and each Subadviser’s ability to attract and retain qualified personnel to service the Funds and the experience and skills of key management and investment personnel of the Adviser and the Subadvisers.

The Board also noted the compliance programs and compliance experience of the Adviser and the Subadvisers. The Board considered the Adviser’s day-to-day oversight of the Funds’ compliance with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of the Adviser’s oversight responsibilities in this regard. The Board received and considered information regarding the Adviser’s oversight of the Subadvisers’ protections against cybersecurity risks. In addition, the Board considered the administrative and other services that are provided to the Funds by the Adviser, including analytical and other tools the Adviser employs to help manage the Funds’ risks. The Board recognized that the Funds may benefit from the Adviser’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

With respect to the Model Providers, the Board considered that the services provided by each Model Provider include providing a model portfolio to Parametric that represents the Model Provider’s recommendation as to the securities to be purchased, sold, or retained by a Fund and monitoring and updating such model portfolio on an on-going basis. The Board considered the experience and reputation of the Model Provider and the investment research capabilities and investment philosophy and processes used by the Model Provider in constructing, maintaining and updating their model portfolios.

With respect to Parametric, the Board considered Parametric’s role as tax overlay manager with respect to each Fund’s portfolio. The Board considered that, in this capacity, Parametric is responsible for constructing a portfolio that represents the aggregation of the model portfolios of the Subadvisers, including with respect to the direct indexing portion of a Fund, and implementing the investment recommendations of the Subadvisers for the Fund’s portfolio based on the aggregated model portfolio. The Board considered Parametric’s limited authority to vary from the model portfolios of the Subadvisers, primarily for the purpose of efficient tax management of a Fund’s securities transactions. The Board considered Parametric’s experience with respect to portfolio implementation and the practices, techniques and systems and tools used by Parametric in delivering these services. The Board also considered Parametric’s role as direct indexing manager for each Fund, pursuant to which Parametric manages an allocated portion of the Fund in a manner designed to provide exposure to a designated index.

The Board considered the special attributes of each Fund’s centralized portfolio management structure that uses Parametric as a tax overlay manager and the benefits that are expected to be realized from such a structure. The Board also considered the resources committed by the Adviser and its affiliates to support the on-going operations of the Funds’ portfolio management structure, including the model portfolio delivery process.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser and the Subadvisers are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Board received and reviewed reports prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, comparing each Fund’s contractual management fee, net management fee and gross and net total expense ratios (net of fee and expense waivers and reimbursements) to those paid by an independently-selected Morningstar category and peer group of mutual funds.

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Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Tax Managed Funds (Unaudited) (Continued)

The Board noted that each of the Funds’ gross and net total expense ratios were below their respective peer group medians. The Board also noted that each Fund’s management fee was below its respective peer group median. The Board received a description of the methodology used by Broadridge to select the mutual funds in each Fund’s peer group. While the Board recognized that comparisons between a Fund and its peer group may be imprecise, the comparative, independently-selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Funds’ management fees and total operating expenses.

The Board observed that the Adviser confirmed that it has no other clients with investments strategies similar to those of the Funds for purposes of comparison. The Board also reviewed comparative fee information provided by the Subadvisers, including information (i) from each Model Provider regarding the fees charged to other clients, if any, managed by the Model Provider that have investment objectives and investment strategies similar those that the Model Provider utilizes for a portion of a Fund and (ii) from Parametric regarding fees charged to other clients for which Parametric serves as direct indexing manager and tax overlay manager. The Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between such other clients, if any, and the portion of each Fund’s assets managed by the Subadviser.

The Board noted that the Adviser has contractually agreed to waive its management fees for each Fund to the extent fees payable to the Adviser exceed the aggregate sub-advisory fees paid to each Subadviser of the Fund. The Board noted that the Adviser may terminate this waiver arrangement without Board approval effective upon the end of the then current one-year period, by providing the Board written notice of such termination by April 15. The Board further noted that the Adviser has irrevocably agreed not to exercise its right to terminate the waiver arrangement upon the end of the current one-year period, resulting in the arrangement continuing until at least October 28, 2027.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees payable under the Agreements are reasonable in light of the nature, extent and quality of the services rendered by the Adviser and the Subadvisers.

3. Investment Performance. The Board reviewed the investment performance of each Fund and Subadviser (as applicable) over the one-year and three-year periods ended December 31, 2025 and evaluated the Adviser’s analysis of the Fund’s and, as applicable, the Subadvisers’ performance for these periods. The Board observed that performance information for the five-year period ended December 31, 2025 was unavailable because the Funds launched on June 1, 2022. The Board considered the investment performance of each Fund on an absolute basis and in comparison to appropriate benchmarks and each Fund’s respective Morningstar category and peer group as independently selected by Broadridge.

The Board also considered that it received detailed information on the performance of each Fund and Subadviser in connection with each of its regular quarterly meetings throughout the year. The Board considered that, at each quarterly Board meeting, the Trustees focused particular attention on information indicating less favorable performance of certain Funds and Subadvisers for specific time periods, and the Adviser’s Portfolio Solutions Team reviewed with the Board factors contributing to such performance and the Portfolio Solutions Team’s evaluation of such performance in light of the Funds’ design objectives. In reviewing the performance reports, the Board considered the Adviser’s assessment of Parametric’s ability to mitigate the impacts of taxes in connection with the Funds’ securities transactions as measured by tax alpha and explanations of the factors contributing to the generation of tax alpha. The Board also considered the Adviser’s assessment of Parametric’s methodology for calculating a Fund’s after-tax returns, including tax alpha.

For purposes of the Fund-by-Fund discussion below, each performance time period for the performance of the Funds and the Subadvisers is the period ended December 31, 2025, and the performance of each Fund and its Subadvisers relative

589

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Tax Managed Funds (Unaudited) (Continued)

to “the Fund’s benchmark index” refers to the applicable Fund’s performance benchmark index as independently selected by Broadridge. A Fund’s performance benchmark index as independently selected by Broadridge may be different than the regulatorily required broad-based securities market index identified in the Fund’s prospectus and annual shareholder reports that is designed to reflect the overall domestic or international equity or debt markets, as applicable. In addition to considering each Fund’s performance relative to the Fund’s benchmark index, the Board also considered, as relevant, the investment performance of each Subadviser relative to a benchmark index selected by the Adviser’s Portfolio Solutions Team with respect to such Subadviser’s allocated portion of the Fund (“Allocated Portion”). The benchmark index selected by the Portfolio Solutions Team for a Subadviser’s Allocated Portion of a Fund may be different than the benchmark index selected by Broadridge for that Fund, as the benchmark index selected by the Portfolio Solutions Team is intended to benchmark the performance of the Subadviser’s Allocated Portion of the Fund rather than the performance of the Fund as a whole.

The Board reviewed the performance of the Tax Managed Large Cap Fund. The Board observed that the Tax Managed Large Cap Fund performed within 13 basis points of its peer group median for the one-year period and performed within five basis points of its peer group median for the three-year period. The Board further observed that the Fund underperformed its Fund benchmark index for the one- and three-year periods. The Board also reviewed the investment performance of each Subadviser of the Tax Managed Large Cap Fund. In so doing, the Board observed that (i) T. Rowe Price outperformed the Fund’s benchmark index for the one-year and three-year periods; and (ii) Barrow Hanley and Clearbridge underperformed the Fund’s benchmark index for the one- and three-year periods. With respect to Parametric’s performance as tax overlay manager to the Tax Managed Large Cap Fund, the Board observed that, as of December 31, 2025, the Fund had positive tax alpha for the one- and three-year periods and since inception.

The Board reviewed the performance of the Tax Managed Small/Mid Cap Fund. The Board observed that the Tax Managed Small/Mid Cap Fund performed in line with its peer group median for the three-year period and performed within 14 basis points of its peer median group for the one-year period. The Board further observed that the Fund underperformed its Fund benchmark index for the one- and three-year periods. The Board also reviewed the investment performance of each Subadviser of the Tax Managed Small/Mid Cap Fund. In so doing, the Board observed that J.P. Morgan outperformed the Fund’s benchmark index for the three-year period and underperformed the Fund’s benchmark index for the one-year period, while Allspring, Alliance Bernstein and Neuberger Berman each underperformed the Fund’s benchmark index for the one- and three-year periods. With respect to Parametric’s performance as tax overlay manager to the Tax Managed Small/Mid Cap Fund, the Board observed that, as of December 31, 2025, the Fund had positive tax alpha for the one- and three-year periods and since inception.

The Board reviewed the performance of the Tax Managed International Equity Fund. The Board observed that the Tax Managed International Equity Fund underperformed its peer group median and its Fund benchmark index for the one- and three-year periods. The Board also reviewed the investment performance of each Subadviser of the Tax Managed International Equity Fund. In so doing, the Board observed that (i) Pzena outperformed the Fund’s benchmark index for the one- and three-year periods; (ii) TSW outperformed the Fund’s benchmark index for the one-year period, while performance information for the three-year period was unavailable as TSW began managing their Allocated Portion of the Fund in October 2024; (iii) Walter Scott underperformed the Fund’s benchmark index for the one- and three-year periods; and (iv) J.P. Morgan underperformed the Fund’s benchmark index for the one-year period, while performance information for the three-year period was unavailable as J.P. Morgan began managing their Allocated Portion of the Fund in October 2024. With respect to Parametric’s performance as tax overlay manager to the Tax Managed International Equity Fund, the Board observed that, as of December 31, 2025, the Fund had positive tax alpha for the one- and three-year periods and since inception.

Taking into account the performance information above and other performance information deemed relevant by the Board, including any steps that the Adviser and Subadvisers had taken, or had agreed to take, to address underperformance, the

590

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements for the Tax Managed Funds (Unaudited) (Continued)

Board concluded that the investment performance generated for each Fund was generally satisfactory, or that any steps taken, or agreed to be taken, by the Adviser and Subadvisers to address any performance issues were satisfactory.

4. Profitability and Economies of Scale. The Board noted that the subadvisory fees are paid directly from each Fund although, for purposes of determining compensation under the Advisory Agreement, the Fund is deemed to have paid the Adviser, and the Adviser is deemed to have received, an amount equal to any payment made by the Fund to a Subadviser pursuant to a Sub-advisory Agreement. The Board considered that the Adviser has contractually agreed to waive its management fees to the extent management fees to be paid to the Adviser exceed the aggregate sub-advisory fees to be paid to the Subadvisers. The Board considered that the Adviser, therefore, does not profit from providing advisory services to the Funds or receive any differential compensation from allocating assets in any particular manner among each Model Provider and Parametric in its capacity as direct indexing manager. In addition, the Board did not consider the profitability of the Subadvisers to be a material factor with respect to the Board’s consideration of the Sub-advisory Agreements, given that the Subadvisers are not affiliated with the Adviser and the Board received a representation from the Adviser that the sub-advisory fees are the result of an arms’ length negotiation. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also received and considered information about the extent to which economies of scale may be realized as the Funds’ assets grow and whether the Funds’ fee structure is designed to share the benefits of economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that most of the Subadvisers have agreed to contractual breakpoints in their sub-advisory fee schedules, which accrue to the benefit of Fund shareholders in light of the Adviser’s contractual management fee waiver.

5. Indirect Benefits. The Board considered other benefits to the Adviser and its affiliates and the Subadvisers from their relationships with the Funds. The Board noted that Fund shares are available exclusively to investors participating in investment advisory programs (asset-based fee programs) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser, as well as current and former Trustees. Accordingly, the Board received and considered information about asset-based fee rates charged by Edward Jones to participants in such investment advisory programs in connection with their investments in the Funds. In addition, the Board considered information regarding potential “float” interest benefits received by Edward Jones in connection with certain investor transactions in the Funds’ shares. Further, the Board considered that the Adviser, Edward Jones and each Subadviser may derive a benefit to their reputations and standing in the investment community from their relationship with the Funds.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above and other information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements for an additional year.

591

Bridge Builder Mutual Funds

Board Consideration of a New Investment Sub-Advisory Agreement with Dodge & Cox for the Bridge Builder Large Cap Value Fund (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the board who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval. The Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”) must determine whether to initially approve and, after an initial two-year term, to approve annually the continuance of a fund’s advisory and sub-advisory agreements.

At a meeting of the Board held on June 3-4, 2026 (the “June Meeting”), the Board, including a majority of the Independent Trustees, considered and approved a proposed sub-advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser” or “Olive Street”), Dodge & Cox (“Dodge & Cox” or the “Subadviser”), and the Trust, on behalf of the Bridge Builder Large Cap Value Fund (the “Fund”) (the “Sub-advisory Agreement”) for an initial two-year term.

Pursuant to an exemptive order obtained by the Adviser and the Trust from the SEC, the Adviser is permitted, subject to certain conditions, to select new subadvisers for each series of the Trust with the approval of the Board but without obtaining shareholder approval.

In advance of the June Meeting, the Adviser and the Subadviser provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Sub-advisory Agreement. The information furnished by the Adviser and Subadviser included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Subadviser; (ii) the Subadviser’s investment management personnel, including the portfolio managers and other investment personnel that would be involved in managing the allocated portion of the Fund’s portfolio (the “Allocated Portion”); (iii) the Subadviser’s financial condition; (iv) the Subadviser’s investment philosophy and investment process that would be used to manage the Allocated Portion; (v) the sub-advisory fees proposed to be payable to the Subadviser; (vi) the Subadviser’s compliance policies and procedures; (vii) the investment performance of other client accounts, including mutual funds and separate accounts, for which the Subadviser serves as primary investment adviser employing strategies similar to the strategy proposed to be employed by the Subadviser in managing the Allocated Portion (collectively, the “Other Clients”); and (viii) other “fall out” benefits that the Subadviser may receive based on its relationship with the Fund. The materials also included information from the Adviser regarding its review and assessment of various matters regarding the Subadviser, including the Adviser’s recommendation to select Dodge & Cox as a new subadviser to the Fund. In addition, at the June Meeting and at a meeting of the Board held on May 13, 2026, representatives of the Adviser and representatives of the Subadviser (with respect to the May 13, 2026 meeting) made presentations and responded to questions regarding the Subadviser’s proposed services, fees, and other aspects of the proposed sub-advisory relationship as well as the Adviser’s Fund design goals related to the proposed sub-advisory relationship.

Throughout the evaluation process, including at the June Meeting, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including detailed memoranda from independent legal counsel regarding the legal standards applicable to the consideration of the approval of the Sub-advisory Agreement. The Independent Trustees met separately outside the presence of the interested Trustees, Trust officers and representatives of the Adviser and the Subadviser to discuss the materials presented and other matters deemed relevant to their consideration of the Sub-advisory Agreement.

In considering whether to approve the Sub-advisory Agreement, the Board considered information and factors that it deemed relevant, including, but not limited to, the information and factors discussed in further detail below. The Board’s determination to approve the Sub-advisory Agreement was based on a comprehensive consideration of all information provided to the Board. The Board considered not only the specific information presented to the Board in

592

Bridge Builder Mutual Funds

Board Consideration of a New Investment Sub-Advisory Agreement with Dodge & Cox for the Bridge Builder Large Cap Value Fund (Unaudited) (Continued)

connection with its consideration of the Sub-advisory Agreement, but also the Board’s experience through past interactions with Dodge & Cox in connection with the Board’s oversight of the Bridge Builder Core Plus Bond Fund, for which Dodge & Cox currently serves as a subadviser to an allocated portion of its portfolio. In this regard, the Board considered the information provided in connection with the evaluation of Dodge & Cox’s sub-advisory agreement with respect to the Bridge Builder Core Plus Bond Fund, which was approved for an initial two-year term at the Board’s meeting held on May 28-29, 2025. The Board did not identify any particular information or consideration that was all important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

1. The nature, extent and quality of the services to be provided by the Subadviser. The Board considered the nature, extent and quality of the services proposed to be provided to the Allocated Portion of the Fund by the Subadviser, including its responsibilities for day-to-day management of the Allocated Portion of the Fund’s portfolio. The Board considered the portfolio management services and investment research capabilities and investment philosophy and process proposed to be provided to the Allocated Portion by the Subadviser, including how the Subadviser’s investment philosophy and process complement those of the other subadvisers that manage other portions of the Fund. The Board also reviewed the background and experience of the Subadviser’s portfolio management personnel that will have a role in the day-to-day management of the Allocated Portion. The Board considered the Subadviser’s ability to attract and retain qualified investment professionals, the experience and skills of management and investment personnel of the Subadviser, and the Subadviser’s reputation and overall financial strength. The Board also noted the Subadviser’s succession planning practices to ensure continuity of services to the Fund.

The Board also considered other services to be provided to the Allocated Portion under the Adviser’s oversight, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, selecting broker-dealers to execute portfolio transactions and conducting other trading operations. The Board considered the report of the chief compliance officer of the Trust regarding the due diligence review of the Subadviser’s compliance program and other operational matters, and the chief compliance officer’s conclusion that the Subadviser’s compliance program is reasonably designed and effectively implemented to prevent violations of the federal securities laws with respect to its services to be provided to the Allocated Portion and that the Subadviser has adopted procedures reasonably necessary to prevent its access persons from violating the Subadviser’s code of ethics.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Subadviser is capable of providing services of the nature, extent and quality contemplated by the terms of the Sub-advisory Agreement.

2. Fees and Other Expenses. The Board reviewed the sub-advisory fees proposed to be payable to the Subadviser. The Board also reviewed comparative fee information provided by the Subadviser, including information from the Subadviser regarding the fees charged to Other Clients. The Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between the Other Clients and the Allocated Portion.

The Board considered the anticipated impact of the Subadviser’s fee on the Fund’s total operating expenses, noting that the Adviser has contractually agreed to waive its management fees for the Fund to the extent management fees to be paid to the Adviser exceed the aggregate sub-advisory fees to be paid to each subadviser to the Fund, including the proposed fees to be paid to the Subadviser for the management of the Allocated Portion. The Board noted that the hiring of the Subadviser (together with the reallocation of assets from a terminated subadviser of the Fund to the Subadviser) is estimated to result in an approximately two basis point increase to the Fund’s total operating expenses at Fund asset

593

Bridge Builder Mutual Funds

Board Consideration of a New Investment Sub-Advisory Agreement with Dodge & Cox for the Bridge Builder Large Cap Value Fund (Unaudited) (Continued)

levels as of March 31, 2026. The Board further noted that the sub-advisory fees would not cause the Fund’s shareholders to pay management fees above the Adviser’s contractual management fee. The Board noted that the Adviser may not terminate its management fee waiver arrangement without Board approval until October 28, 2027, at the earliest.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the proposed sub-advisory fees payable under the Sub-advisory Agreement are reasonable in light of the nature, extent and quality of the services expected to be rendered by the Subadviser.

3. The Subadviser’s Investment Performance Record. Because the Subadviser, if approved, would be new to the Fund, the Board was not able to evaluate the Subadviser’s actual investment performance record for the Allocated Portion. However, the Board received and considered information about the investment performance of the Subadviser, including, for purposes of considering the investment skill and experience of the Subadviser and its portfolio managers, performance data showing the Subadviser’s capabilities in managing the Other Clients. The Board also noted that it would have an opportunity to review the Subadviser’s actual performance record for the Allocated Portion of the Fund at future regular meetings of the Board and in connection with future annual reviews of the Sub-advisory Agreement.

4. Profitability and Economies of Scale. The Board did not consider profitability of the Subadviser to be a material factor in its determination, given that the Subadviser is not affiliated with the Adviser and the Board received representations from the Adviser and the Subadviser that the proposed sub-advisory fees are the result of an arm’s length negotiation. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also considered information about whether the Fund’s fee structure is designed to share the benefits of economies of scale with shareholders as the Fund’s assets grow. In this regard, the Board noted that the Subadviser has agreed to contractual breakpoints in its fee schedule, which would accrue to the benefit of Fund shareholders in light of the Adviser’s contractual management fee waiver.

5. Indirect Benefits. The Board considered other benefits to the Subadviser from its proposed relationship with the Fund. The Board noted that the Subadviser may derive a benefit to its reputation and standing in the investment community from its proposed relationship with the Fund.

CONCLUSION

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, and the Independent Trustees voting separately, approved the Sub-advisory Agreement for an initial two-year term.

594

Bridge Builder Mutual Funds

Board Consideration of a New Investment Sub-Advisory Agreement with Los Angeles Capital Management LLC for the Bridge Builder Small/Mid Cap Growth Fund (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the board who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval. The Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”) must determine whether to initially approve and, after an initial two-year term, to approve annually the continuance of a fund’s advisory and sub-advisory agreements.

At a meeting of the Board held on June 3-4, 2026 (the “June Meeting”), the Board, including a majority of the Independent Trustees, considered and approved a proposed sub-advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser” or “Olive Street”), Los Angeles Capital Management LLC (“LA Capital” or the “Subadviser”), and the Trust, on behalf of the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) (the “Sub-advisory Agreement”) for an initial two-year term.

Pursuant to an exemptive order obtained by the Adviser and the Trust from the SEC, the Adviser is permitted, subject to certain conditions, to select new subadvisers for each series of the Trust with the approval of the Board but without obtaining shareholder approval.

In advance of the June Meeting, the Adviser and the Subadviser provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Sub-advisory Agreement. The information furnished by the Adviser and Subadviser included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Subadviser; (ii) the Subadviser’s investment management personnel, including the portfolio managers and other investment personnel that would be involved in managing the allocated portion of the Fund’s portfolio (the “Allocated Portion”); (iii) the Subadviser’s financial condition; (iv) the Subadviser’s investment philosophy and investment process that would be used to manage the Allocated Portion; (v) the sub-advisory fees proposed to be payable to the Subadviser; (vi) the Subadviser’s compliance policies and procedures; (vii) the investment performance of another mutual fund managed by the Subadviser employing strategies similar to the strategy proposed to be employed by the Subadviser in managing the Allocated Portion; and (viii) other “fall out” benefits that the Subadviser may receive based on its relationship with the Fund. The materials also included information from the Adviser regarding its review and assessment of various matters regarding the Subadviser, including the Adviser’s recommendation to select LA Capital as a new subadviser to the Fund. In addition, at the June Meeting and at a meeting of the Board held on May 13, 2026, representatives of the Adviser and representatives of the Subadviser (with respect to the May 13, 2026 meeting) made presentations and responded to questions regarding the Subadviser’s proposed services, fees, and other aspects of the proposed sub-advisory relationship as well as the Adviser’s Fund design goals related to the proposed sub-advisory relationship.

Throughout the evaluation process, including at the June Meeting, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including detailed memoranda from independent legal counsel regarding the legal standards applicable to the consideration of the approval of the Sub-advisory Agreement. The Independent Trustees met separately outside the presence of the interested Trustees, Trust officers and representatives of the Adviser and the Subadviser to discuss the materials presented and other matters deemed relevant to their consideration of the Sub-advisory Agreement.

In considering whether to approve the Sub-advisory Agreement, the Board considered information and factors that it deemed relevant, including, but not limited to, the information and factors discussed in further detail below. The Board’s determination to approve the Sub-advisory Agreement was based on a comprehensive consideration of all information provided to the Board. The Board did not identify any particular information or consideration that was all important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

595

Bridge Builder Mutual Funds

Board Consideration of a New Investment Sub-Advisory Agreement with Los Angeles Capital Management LLC for the Bridge Builder Small/Mid Cap Growth Fund (Unaudited) (Continued)

1. The nature, extent and quality of the services to be provided by the Subadviser. The Board considered the nature, extent and quality of the services proposed to be provided to the Allocated Portion of the Fund by the Subadviser, including its responsibilities for day-to-day management of the Allocated Portion of the Fund’s portfolio. The Board considered the portfolio management services and investment research capabilities and investment philosophy and process proposed to be provided to the Allocated Portion by the Subadviser, including how the Subadviser’s investment philosophy and process complement those of the other subadvisers that manage other portions of the Fund. The Board also reviewed the background and experience of the Subadviser’s portfolio management personnel that will have a role in the day-to-day management of the Allocated Portion. The Board considered the Subadviser’s ability to attract and retain qualified investment professionals, the experience and skills of management and investment personnel of the Subadviser, and the Subadviser’s reputation and overall financial strength. The Board also noted the Subadviser’s succession planning practices to ensure continuity of services to the Fund.

The Board also considered other services to be provided to the Allocated Portion under the Adviser’s oversight, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, selecting broker-dealers to execute portfolio transactions and conducting other trading operations. The Board considered the report of the chief compliance officer of the Trust regarding the due diligence review of the Subadviser’s compliance program and other operational matters, and the chief compliance officer’s conclusion that the Subadviser’s compliance program is reasonably designed and effectively implemented to prevent violations of the federal securities laws with respect to its services to be provided to the Allocated Portion and that the Subadviser has adopted procedures reasonably necessary to prevent its access persons from violating the Subadviser’s code of ethics.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Subadviser is capable of providing services of the nature, extent and quality contemplated by the terms of the Sub-advisory Agreement.

2. Fees and Other Expenses. The Board reviewed the sub-advisory fees proposed to be payable to the Subadviser. The Board also reviewed comparative fee information provided by the Subadviser, including information from the Subadviser regarding the fees charged to a mutual fund for which the Subadviser serves as investment subadviser and that has investment objectives and investment strategies similar to those that the Subadviser proposes to utilize for its Allocated Portion (the “Other Mutual Fund Client”). The Board reviewed information about the differences between the Other Mutual Fund Client and the Allocated Portion, including the longstanding relationship between the Other Mutual Fund Client and the Subadviser.

The Board considered the anticipated impact of the Subadviser’s fee on the Fund’s total operating expenses, noting that the Adviser has contractually agreed to waive its management fees for the Fund to the extent management fees to be paid to the Adviser exceed the aggregate sub-advisory fees to be paid to each subadviser to the Fund, including the proposed fees to be paid to the Subadviser for the management of the Allocated Portion. The Board noted that the hiring of the Subadviser (together with the reallocation of assets from a terminated subadviser of the Fund to the Subadviser) is estimated to result in an approximately two basis point reduction to the Fund’s total operating expenses at Fund asset levels as of March 31, 2026. The Board further noted that the sub-advisory fees would not cause the Fund’s shareholders to pay management fees above the Adviser’s contractual management fee. The Board noted that the Adviser may not terminate its management fee waiver arrangement without Board approval until October 28, 2027, at the earliest.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the proposed sub-advisory fees payable under the Sub-advisory Agreement are reasonable in light of the nature, extent and quality of the services expected to be rendered by the Subadviser.

596

Bridge Builder Mutual Funds

Board Consideration of a New Investment Sub-Advisory Agreement with Los Angeles Capital Management LLC for the Bridge Builder Small/Mid Cap Growth Fund (Unaudited) (Continued)

3. The Subadviser’s Investment Performance Record. Because the Subadviser, if approved, would be new to the Fund, the Board was not able to evaluate the Subadviser’s actual investment performance record for the Allocated Portion. However, the Board received and considered information about the investment performance of the Subadviser, including, for purposes of considering the investment skill and experience of the Subadviser and its portfolio managers, performance data showing the Subadviser’s capabilities in managing the Other Mutual Fund Client and the Subadviser’s US Mid Cap Equity Composite. The Board also noted that it would have an opportunity to review the Subadviser’s actual performance record for the Allocated Portion of the Fund at future regular meetings of the Board and in connection with future annual reviews of the Sub-advisory Agreement.

4. Profitability and Economies of Scale. The Board did not consider profitability of the Subadviser to be a material factor in its determination, given that the Subadviser is not affiliated with the Adviser and the Board received representations from the Adviser and the Subadviser that the proposed sub-advisory fees are the result of an arm’s length negotiation. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also considered information about whether the Fund’s fee structure is designed to share the benefits of economies of scale with shareholders as the Fund’s assets grow. In this regard, the Board noted that the Subadviser has agreed to contractual breakpoints in its fee schedule, which would accrue to the benefit of Fund shareholders in light of the Adviser’s contractual management fee waiver.

5. Indirect Benefits. The Board considered other benefits to the Subadviser from its proposed relationship with the Fund. The Board noted that the Subadviser may derive a benefit to its reputation and standing in the investment community from its proposed relationship with the Fund.

CONCLUSION

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, and the Independent Trustees voting separately, approved the Sub-advisory Agreement for an initial two-year term.

597

Bridge Builder Mutual Funds

Board Consideration of a New Investment Sub-Advisory Agreement with Russell Investment Management, LLC for the Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund and Bridge Builder Small/Mid Cap Value Fund (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the board who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval. The Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”) must determine whether to initially approve and, after an initial two-year term, to approve annually the continuance of a fund’s advisory and sub-advisory agreements.

At a meeting of the Board on November 17 & 19, 2025 (the “November Meeting”), the Board, including a majority of the Independent Trustees, considered and approved a proposed sub-advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser” or “Olive Street”), Russell Investment Management, LLC (“RIM” or the “Subadviser”), and the Trust, on behalf of the Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund and Bridge Builder Small/Mid Cap Value Fund (each, a “Fund” and collectively, the “Funds”) (the “Sub-advisory Agreement”) for an initial two-year term.

Pursuant to an exemptive order obtained by the Adviser and the Trust from the SEC, the Adviser is permitted, subject to certain conditions, to select new subadvisers for each series of the Trust with the approval of the Board but without obtaining shareholder approval.

In advance of the November Meeting, the Adviser and the Subadviser provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Sub-advisory Agreement. The information furnished by the Adviser and Subadviser included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Subadviser; (ii) the Subadviser’s investment management personnel, including the portfolio managers and other investment personnel that would be involved in managing the allocated portions of the Funds’ portfolios (each, an “Allocated Portion” and together, the “Allocated Portions”); (iii) the Subadviser’s financial condition; (iv) the Subadviser’s investment philosophy and investment process that would be used to manage the Allocated Portions; (v) the sub-advisory fees proposed to be payable to the Subadviser; (vi) the Subadviser’s compliance policies and procedures; and (vii) other “fall out” benefits that the Subadviser may receive based on its relationship with the Fund. The materials also included information from the Adviser regarding its review and assessment of various matters regarding the Subadviser, including the Adviser’s recommendation to select RIM as a new subadviser to the Funds. In addition, at the November Meeting and at a meeting of the Board held on November 5, 2025, representatives of the Adviser and representatives of the Subadviser (with respect to the November 5, 2025 meeting) made presentations and responded to questions regarding the Subadviser’s proposed services, fees, and other aspects of the proposed sub-advisory relationship as well as the Adviser’s Fund design goals related to the proposed sub-advisory relationship.

Throughout the evaluation process, including at the November Meeting, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including detailed memoranda from independent legal counsel regarding the legal standards applicable to the consideration of the approval of the Sub-advisory Agreement. The Independent Trustees met separately outside the presence of the interested Trustees, Trust officers and representatives of the Adviser and the Subadviser to discuss the materials presented and other matters deemed relevant to their consideration of the Sub-advisory Agreement.

In considering whether to approve the Sub-advisory Agreement, the Board considered information and factors that it deemed relevant, including, but not limited to, the information and factors discussed in further detail below. The Board’s determination to approve the Sub-advisory Agreement was based on a comprehensive consideration of all information provided to the Board. The Board did not identify any particular information or consideration that was all important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

598

Bridge Builder Mutual Funds

Board Consideration of a New Investment Sub-Advisory Agreement with Russell Investment Management, LLC for the Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund and Bridge Builder Small/Mid Cap Value Fund (Unaudited) (Continued)

1. The nature, extent and quality of the services to be provided by the Subadviser. The Board considered the nature, extent and quality of the services proposed to be provided to the Allocated Portions of the Funds by the Subadviser, including its responsibilities for management of the Allocated Portions of the Funds’ portfolios. The Board considered that the services proposed to be provided by the Subadviser would include, at the direction of the Adviser, (i) equitizing cash held by a Fund by exposing all or a portion of that cash to the performance of certain markets (“cash equitization services”) and (ii) employing completion portfolio strategies to seek to achieve the Adviser’s preferred portfolio positioning for a Fund (“completion portfolio services”). The Board considered the portfolio management services and investment research capabilities and investment philosophy and process (including strategies and techniques) proposed to be used by the Subadviser in performing cash equitization services and completion portfolio services for the Allocated Portions. The Board also considered the tools, technology and other resources that would be utilized by the Subadviser in connection with implementing the cash equitization services and completion portfolio services. The Board also reviewed the background and experience of the Subadviser’s portfolio management personnel that will have a role in the management of the Allocated Portions. The Board considered the Subadviser’s ability to attract and retain qualified investment professionals, the experience and skills of management and investment personnel of the Subadviser, and the Subadviser’s reputation and overall financial strength. The Board also noted the Subadviser’s succession planning practices to ensure continuity of services to the Funds.

The Board also considered other services to be provided to the Allocated Portions under the Adviser’s oversight, such as monitoring adherence to a Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, selecting broker-dealers to execute portfolio transactions and conducting other trading operations. The Board considered the report of the chief compliance officer of the Trust regarding the due diligence review of the Subadviser’s compliance program and other operational matters, and the chief compliance officer’s conclusion that the Subadviser’s compliance program is reasonably designed and effectively implemented to prevent violations of the federal securities laws with respect to its services to be provided to the Allocated Portions and that the Subadviser has adopted procedures reasonably necessary to prevent its access persons from violating the Subadviser’s code of ethics.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Subadviser is capable of providing services of the nature, extent and quality contemplated by the terms of the Sub-advisory Agreement.

2. Fees and Other Expenses. The Board reviewed the sub-advisory fees proposed to be payable to the Subadviser. The Board took into account the proposed sub-advisory fee structure, including the basis upon which the sub-advisory fees would be calculated. The Board also reviewed comparative fee information provided by the Subadviser, including information from the Subadviser regarding the fees charged to other clients, including mutual funds and exchange-traded funds, for which the Subadviser serves as primary investment adviser or subadviser and provides cash equitization services and completion portfolio services similar to those that the Subadviser proposes to utilize for its Allocated Portions (collectively, the “Other Clients”). The Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between the Other Clients and the Allocated Portions.

The Board considered the anticipated impact of the Subadviser’s fee on a Fund’s overall expenses, noting that the Adviser has contractually agreed to waive its management fees for the Fund to the extent management fees to be paid to the Adviser exceed the aggregate sub-advisory fees to be paid to each subadviser to the Fund, including the proposed fees to be paid to the Subadviser for the management of the Allocated Portions. With respect to each Fund, the Board noted that the hiring of the Subadviser (together with the reallocation of assets from a terminated subadviser of the Fund to the Subadviser) is expected to result in an approximately zero basis point impact to the

599

Bridge Builder Mutual Funds

Board Consideration of a New Investment Sub-Advisory Agreement with Russell Investment Management, LLC for the Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund and Bridge Builder Small/Mid Cap Value Fund (Unaudited) (Continued)

Fund’s overall expenses at Fund asset levels as of September 30, 2025. With respect to each Fund, the Board further noted that the sub-advisory fees would not cause the Fund’s shareholders to pay management fees above the Adviser’s contractual management fee. The Board noted that the Adviser may not terminate its management fee waiver arrangement without Board approval until October 28, 2026, at the earliest.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the proposed sub-advisory fees payable under the Sub-advisory Agreement are reasonable in light of the nature, extent and quality of the services expected to be rendered by the Subadviser.

3. The Subadviser’s Investment Performance Record. Because the Subadviser, if approved, would be new to each Fund, the Board was not able to evaluate the Subadviser’s actual investment performance record for the Allocated Portion. However, for purposes of evaluating the Subadviser’s investment skill and experience, the Board received and considered information regarding hypothetical estimated annual contributions of the proposed cash equitization services and completion portfolio services showing the Subadviser’s expected capabilities. The Board also noted that it would have an opportunity to review the Subadviser’s actual performance record for the Allocated Portion of each Fund at future regular meetings of the Board and in connection with future annual reviews of the Sub-advisory Agreement.

4. Profitability and Economies of Scale. The Board did not consider profitability of the Subadviser to be a material factor in its determination, given that the Subadviser is not affiliated with the Adviser and the Board received representations from the Adviser and the Subadviser that the proposed sub-advisory fees are the result of an arm’s length negotiation. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also considered information about whether a Fund’s fee structure is designed to share the benefits of economies of scale with shareholders as the Fund’s assets grow. In this regard, the Board noted that the Subadviser has agreed to contractual breakpoints in its fee schedule, which would accrue to the benefit of Fund shareholders in light of the Adviser’s contractual management fee waiver.

5. Indirect Benefits. The Board considered other benefits to the Subadviser and its affiliates from its proposed relationship with the Funds. The Board noted that the Subadviser may derive a benefit to its reputation and standing in the investment community from its proposed relationship with the Funds. The Board also noted that a registered broker-dealer affiliated with the Subadviser may receive brokerage commissions from the Funds in connection with the Subadviser’s purchase and sale of portfolio investments for the Allocated Portions (subject to applicable law and best execution obligations).

CONCLUSION

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, and the Independent Trustees voting separately, approved the Sub-advisory Agreement for an initial two-year term.

600

Bridge Builder Mutual Funds

General Information (Unaudited)

Tax Notice

The following table lists the percentages of dividend income distributed by the Funds for the period ended June 30, 2026, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively.

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
Core Bond Fund	—%	—%
Core Plus Bond Fund	—	—
Municipal Bond Fund	—	—
Municipal High-Income Bond Fund	—	—
Large Cap Growth Fund	74.03	68.16
Large Cap Value Fund	75.10	63.20
Tax Managed Large Cap Fund	100.00	100.00
Small/Mid Cap Growth Fund	27.86	26.96
Small/Mid Cap Value Fund	50.76	48.15
Tax Managed Small/Mid Cap Fund	100.00	100.00
International Equity Fund	71.16	—
Tax Managed International Equity Fund	92.31	1.38

The following table lists the percentages of ordinary income distributions paid by the Funds, for the period ended June 30, 2026, that were designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(A) and qualify as interest related dividends under Internal Revenue Code Section 871(k)(1)(A), respectively.

% of Ordinary Income Distribution
Fund	Short Term Capital Gain Distribution
Core Bond Fund (1)	—%
Core Plus Bond Fund (1)	—
Municipal Bond Fund (1)	—
Municipal High-Income Bond Fund (1)	—
Large Cap Growth Fund	49.99
Large Cap Value Fund	25.13
Tax Managed Large Cap Fund (1)	—
Small/Mid Cap Growth Fund	90.98
Small/Mid Cap Value Fund	57.88
Tax Managed Small/Mid Cap Fund (1)	—
International Equity Fund	15.17
Tax Managed International Equity Fund (1)	—

(1)	The fund did not make a short-term capital gain distribution during fiscal year ended June 30, 2026.

For the fiscal year ended June 30, 2026, the International Equity Fund earned foreign source income of $665,052,799 which amounts to $0.43 per share, and paid foreign taxes of $45,604,051 which amounts to $0.03 per share, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

For the fiscal year ended June 30, 2026, the Tax Managed International Equity Fund earned foreign source income of $73,660,526 which amounts to $0.40 per share, and paid foreign taxes of $7,163,072 which amounts to $0.04 per share, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

601

Bridge Builder Mutual Funds

General Information (Unaudited) (Continued)

As of June 30, 2026, the following Funds are designating amounts as long-term capital gain distributions under Section 852(b)(3) as follows:

Fund	Long-Term Capital Gain Distributions (000)
Core Bond Fund	$—
Core Plus Bond Fund	—
Municipal Bond Fund	—
Municipal High-Income Bond Fund	—
Large Cap Growth Fund (1)	2,575,692
Large Cap Value Fund (2)	2,064,946
Tax Managed Large Cap Fund	—
Small/Mid Cap Growth Fund (3)	553,301
Small/Mid Cap Value Fund (4)	691,439
Tax Managed Small/Mid Cap Fund	—
International Equity Fund (5)	1,178,810
Tax Managed International Equity Fund	—

(1)	Tax equalization of $168,387 is included in this amount.
(2)	Tax equalization of $194,925 is included in this amount.
(3)	Tax equalization of $42,988 is included in this amount.
(4)	Tax equalization of $38,689 is included in this amount.
(5)	Tax equalization of $66,021 is included in this amount.

602

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator & Fund Accountant

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Legal Counsel

Morgan Lewis & Bockius, LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

IBC1

Bridge Builder Mutual Funds

Bridge Builder mutual funds provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment philosophy of diversification, a long-term approach and high quality.

Visit www.bridgebuildermutualfunds.com for more information.

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This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus. Investors should carefully consider the investment objectives, risks and charges and expenses of the Funds prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

DES-8308-A

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT COMPANIES.

The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ disclosure regarding the basis for the board’s approval of any investment advisory or investment sub-advisory contracts during the period covered by this report is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19. EXHIBITS.

(a)	(1)	Not applicable.

	(2)	Not applicable.

	(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

	(4)	Not applicable to open end investment companies.

	(5)	There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bridge Builder Trust

By:	/s/ Evan S. Posner
Name:	Evan S. Posner
Title:	Principal Executive Officer

Date:	September 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bridge Builder Trust

By:	/s/ Evan S. Posner
Name:	Evan S. Posner
Title:	Principal Executive Officer

Date:	September 1, 2026

By:	/s/ Aaron J. Masek
Name:	Aaron J. Masek
Title:	Principal Financial Officer

Date:	September 1, 2026